================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                 FORM N-CSR/A

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2017 - April 30, 2018

Explanatory Note: This Form N-CSR/A for DFA Investment Dimensions Group Inc. (the "Registrant") is being filed: (1) to revise the semi-annual report for the DFA Global Core Plus Fixed Income Portfolio within Item 1 "Reports to Stockholders" to reflect a revision to the DFA Global Core Plus Fixed Income Portfolio's expense ratio information, in the "Financial Highlights" section on page 212 of the report; and (2) to revise the semi-annual reports for the Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and DFA Social Fixed Income Portfolio (collectively, the "Portfolios") within Item 1 "Reports to Stockholders" to reflect revisions to the Portfolios' portfolio holdings tables in the "Disclosure of Portfolio Holdings" section of the reports. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 13 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on July 5, 2018 are being amended by this Form N-CSR/A.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Semi-Annual Report

Six Months Ended: April 30, 2018 (Unaudited)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA Investment Dimensions Group Inc.

--------------------------------------------------------------------------------

Enhanced U.S. Large Company Portfolio  International Core Equity Portfolio    International Vector Equity Portfolio
U.S. Large Cap Equity Portfolio        International Small Company Portfolio  International High Relative
U.S. Large Cap Value Portfolio         Global Small Company Portfolio         Profitability Portfolio
U.S. Targeted Value Portfolio          Japanese Small Company Portfolio       World ex U.S. Value Portfolio
U.S. Small Cap Value Portfolio         Asia Pacific Small Company Portfolio   World ex U.S. Targeted Value Portfolio
U.S. Core Equity 1 Portfolio           United Kingdom Small Company Portfolio World ex U.S. Core Equity Portfolio
U.S. Core Equity 2 Portfolio           Continental Small Company Portfolio    World Core Equity Portfolio
U.S. Vector Equity Portfolio           DFA International Real Estate          Selectively Hedged Global Equity
U.S. Small Cap Portfolio               Securities Portfolio                   Portfolio
U.S. Micro Cap Portfolio               DFA Global Real Estate Securities      Emerging Markets Portfolio
U.S. High Relative Profitability       Portfolio                              Emerging Markets Small Cap Portfolio
Portfolio                              DFA International Small Cap Value      Emerging Markets Value Portfolio
DFA Real Estate Securities Portfolio   Portfolio                              Emerging Markets Core Equity Portfolio
Large Cap International Portfolio                                             DFA Commodity Strategy Portfolio

Dimensional Investment Group Inc.

--------------------------------------------------------------------------------

 DFA International Value Portfolio      U.S. Large Company Portfolio

The DFA Investment Trust Company

--------------------------------------------------------------------------------

 The U.S. Large Cap Value Series        The Continental Small Company Series
 The DFA International Value Series     The Canadian Small Company Series
 The Japanese Small Company Series      The Emerging Markets Series
 The Asia Pacific Small Company Series  The Emerging Markets Small Cap Series
 The United Kingdom Small Company
 Series

Dimensional Emerging Markets Value Fund

--------------------------------------------------------------------------------

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                        ------
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes...........................      1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      9
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     12
         U.S. Large Cap Equity Portfolio...............................     15
         U.S. Large Cap Value Portfolio................................     18
         U.S. Targeted Value Portfolio.................................     19
         U.S. Small Cap Value Portfolio................................     22
         U.S. Core Equity 1 Portfolio..................................     25
         U.S. Core Equity 2 Portfolio..................................     28
         U.S. Vector Equity Portfolio..................................     31
         U.S. Small Cap Portfolio......................................     34
         U.S. Micro Cap Portfolio......................................     37
         U.S. High Relative Profitability Portfolio....................     40
         DFA Real Estate Securities Portfolio..........................     43
         Large Cap International Portfolio.............................     45
         International Core Equity Portfolio...........................     49
         International Small Company Portfolio.........................     53
         Global Small Company Portfolio................................     54
         Japanese Small Company Portfolio..............................     55
         Asia Pacific Small Company Portfolio..........................     56
         United Kingdom Small Company Portfolio........................     57
         Continental Small Company Portfolio...........................     58
         DFA International Real Estate Securities Portfolio............     59
         DFA Global Real Estate Securities Portfolio...................     63
         DFA International Small Cap Value Portfolio...................     65
         International Vector Equity Portfolio.........................     69
         International High Relative Profitability Portfolio...........     73
         World ex U.S. Value Portfolio.................................     77
         World ex U.S. Targeted Value Portfolio........................     78
         World ex U.S. Core Equity Portfolio...........................     83
         World Core Equity Portfolio...................................     89
         Selectively Hedged Global Equity Portfolio....................     90
         Emerging Markets Portfolio....................................     92
         Emerging Markets Small Cap Portfolio..........................     93
         Emerging Markets Value Portfolio..............................     94
         Emerging Markets Core Equity Portfolio........................     95
     Statements of Assets and Liabilities..............................     99
     Statements of Operations..........................................    107
     Statements of Changes in Net Assets...............................    115
     Financial Highlights..............................................    127
     Notes to Financial Statements.....................................    150
     Section 19(a) Notice..............................................    187

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                         ------
DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
   Consolidated Disclosure of Fund Expenses.............................    189
   Consolidated Disclosure of Portfolio Holdings........................    190
   Consolidated Schedule of Investments.................................    191
   Consolidated Statement of Assets and Liabilities.....................    205
   Consolidated Statement of Operations.................................    206
   Consolidated Statements of Changes in Net Assets.....................    207
   Consolidated Financial Highlights....................................    208
   Consolidated Notes to Financial Statements...........................    209
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..........................................    222
   Disclosure of Portfolio Holdings.....................................    224
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    225
       U.S. Large Company Portfolio.....................................    226
   Statements of Assets and Liabilities.................................    229
   Statements of Operations.............................................    230
   Statements of Changes in Net Assets..................................    231
   Financial Highlights.................................................    232
   Notes to Financial Statements........................................    235
   Section 19(a) Notice.................................................    245
The DFA Investment Trust Company
   Disclosure of Fund Expenses..........................................    246
   Disclosure of Portfolio Holdings.....................................    248
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    250
       The DFA International Value Series...............................    253
       The Japanese Small Company Series................................    257
       The Asia Pacific Small Company Series............................    260
       The United Kingdom Small Company Series..........................    262
       The Continental Small Company Series.............................    265
       The Canadian Small Company Series................................    269
       The Emerging Markets Series......................................    272
       The Emerging Markets Small Cap Series............................    276
   Statements of Assets and Liabilities.................................    280
   Statements of Operations.............................................    282
   Statements of Changes in Net Assets..................................    284
   Financial Highlights.................................................    287
   Notes to Financial Statements........................................    292
Dimensional Emerging Markets Value Fund
   Disclosure of Fund Expenses..........................................    305
   Disclosure of Portfolio Holdings.....................................    306
   Summary Schedule of Portfolio Holdings...............................    307
   Statement of Assets and Liabilities..................................    311
   Statement of Operations..............................................    312
   Statements of Changes in Net Assets..................................    313
   Financial Highlights.................................................    314
   Notes to Financial Statements........................................    315

TABLE OF CONTENTS
CONTINUED

                                                                Page
                                                                ----
            Voting Proxies on Fund Portfolio Securities........ 324
            Board Approval of Investment Management Agreements. 325

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pounds
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(a)(2), or other security which is restricted as to resale to institutional investors.
        The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master Fund(s) and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2018
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,024.10    0.15%    $0.75
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.05    0.15%    $0.75

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,044.40    0.17%    $0.86
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,036.20    0.27%    $1.36
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,024.10    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,023.20    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,024.50    0.37%    $1.86
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,010.80    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,041.90    0.18%    $0.91
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,037.20    0.21%    $1.06
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,029.20    0.32%    $1.61
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,020.10    0.37%    $1.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            Beginning  Ending              Expenses
                                             Account  Account   Annualized   Paid
                                              Value    Value     Expense    During
                                            11/01/17  04/30/18    Ratio*   Period*
                                            --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,017.00    0.52%    $2.60
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

U.S. High Relative Profitability Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,068.00    0.25%    $1.28
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.55    0.25%    $1.25

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $  959.00    0.18%    $0.87
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,030.80    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.65    0.23%    $1.15

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,035.70    0.30%    $1.51
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.31    0.30%    $1.51

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,040.20    0.52%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.22    0.52%    $2.61

Global Small Company Portfolio***
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,033.00    0.31%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.26    0.31%    $1.56

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,060.90    0.53%    $2.71
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     Beginning  Ending              Expenses
                                                      Account  Account   Annualized   Paid
                                                       Value    Value     Expense    During
                                                     11/01/17  04/30/18    Ratio*   Period*
                                                     --------- --------- ---------- --------
Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,037.90    0.54%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,044.30    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.92    0.58%    $2.91

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,032.70    0.54%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.12    0.54%    $2.71

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,075.80    0.27%    $1.39
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,000.10    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.60    0.24%    $1.20

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,026.40    0.68%    $3.42
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,038.10    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,022.41    0.48%    $2.41

International High Relative Profitability Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares......................... $1,000.00 $1,025.70    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares......................... $1,000.00 $1,023.11    0.34%    $1.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/17  04/30/18    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,051.10    0.51%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.27    0.51%    $2.56

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,035.00    0.66%    $3.33
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.52    0.66%    $3.31

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.90    0.39%    $1.97
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.86    0.39%    $1.96

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,040.40    0.35%    $1.77
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,033.80    0.34%    $1.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.40    0.48%    $2.43
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.41    0.48%    $2.41

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.20    0.71%    $3.63
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.27    0.71%    $3.56

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,068.30    0.81%    $4.15
 Institutional Class Shares................... $1,000.00 $1,069.50    0.56%    $2.87
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/17  04/30/18    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,047.50    0.53%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.17    0.53%    $2.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Fund(s) and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               Global Small Company Portfolio............. 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  37.7%
              Government...................................  18.3%
              Foreign Corporate............................  23.3%
              Foreign Government...........................  19.1%
              Supranational................................   1.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.8%
              Financials...................................  14.5%
              Health Care..................................  13.6%
              Industrials..................................  12.1%
              Information Technology.......................  23.3%
              Materials....................................   4.0%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.9%
              Energy.......................................  11.8%
              Financials...................................  26.2%
              Health Care..................................   5.4%
              Industrials..................................  19.8%
              Information Technology.......................  10.8%
              Materials....................................   5.7%
              Real Estate..................................   0.5%
              Telecommunication Services...................   0.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   4.1%
              Energy.......................................  11.8%
              Financials...................................  26.6%
              Health Care..................................   4.7%
              Industrials..................................  17.1%
              Information Technology.......................  12.4%
              Materials....................................   5.6%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.0%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   6.1%
              Energy.......................................   5.6%
              Financials...................................  15.9%
              Health Care..................................  11.9%
              Industrials..................................  13.5%
              Information Technology.......................  21.7%
              Materials....................................   4.5%
              Real Estate..................................   0.3%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   5.5%
              Energy.......................................   6.3%
              Financials...................................  19.1%
              Health Care..................................  11.1%
              Industrials..................................  14.3%
              Information Technology.......................  19.4%
              Materials....................................   4.7%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.2%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.1%
              Financials...................................  25.5%
              Health Care..................................   8.3%
              Industrials..................................  16.3%
              Information Technology.......................  14.6%
              Materials....................................   5.6%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.3%
              Financials...................................  20.9%
              Health Care..................................   8.8%
              Industrials..................................  19.3%
              Information Technology.......................  13.4%
              Materials....................................   5.5%
              Real Estate..................................   0.7%
              Telecommunication Services...................   1.0%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   3.6%
              Energy.......................................   5.0%
              Financials...................................  22.4%
              Health Care..................................  10.5%
              Industrials..................................  21.5%
              Information Technology.......................  12.6%
              Materials....................................   5.2%
              Real Estate..................................   1.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                  U.S. High Relative Profitability Portfolio
              Consumer Discretionary.......................  22.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   1.1%
              Financials...................................   3.6%
              Health Care..................................   9.0%
              Industrials..................................  19.7%
              Information Technology.......................  25.7%
              Materials....................................   4.0%
              Telecommunication Services...................   3.2%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     DFA Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   6.8%
              Financials...................................  20.4%
              Health Care..................................   8.6%
              Industrials..................................  15.0%
              Information Technology.......................   6.0%
              Materials....................................  10.2%
              Real Estate..................................   2.0%
              Telecommunication Services...................   4.0%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.8%
              Financials...................................  18.0%
              Health Care..................................   5.4%
              Industrials..................................  17.9%
              Information Technology.......................   6.7%
              Materials....................................  13.2%
              Real Estate..................................   2.5%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  55.7%
              Real Estate..................................  44.3%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   4.8%
              Energy.......................................   6.3%
              Financials...................................  20.8%
              Health Care..................................   1.9%
              Industrials..................................  23.2%
              Information Technology.......................   4.6%
              Materials....................................  16.7%
              Real Estate..................................   3.1%
              Telecommunication Services...................   0.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   6.4%
              Energy.......................................   7.1%
              Financials...................................  17.2%
              Health Care..................................   4.5%
              Industrials..................................  19.7%
              Information Technology.......................   7.4%
              Materials....................................  14.6%
              Real Estate..................................   2.5%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

              International High Relative Profitability Portfolio
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................  12.8%
              Energy.......................................   2.1%
              Financials...................................   5.2%
              Health Care..................................   9.3%
              Industrials..................................  20.7%
              Information Technology.......................   6.2%
              Materials....................................  14.0%
              Real Estate..................................   0.7%
              Telecommunication Services...................   7.1%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.4%
              Financials...................................  17.0%
              Health Care..................................   3.3%
              Industrials..................................  21.0%
              Information Technology.......................   7.3%
              Materials....................................  16.6%
              Real Estate..................................   5.0%
              Telecommunication Services...................   1.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.6%
              Financials...................................  17.7%
              Health Care..................................   5.0%
              Industrials..................................  16.3%
              Information Technology.......................   9.6%
              Materials....................................  12.8%
              Real Estate..................................   3.3%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.3%
              Consumer Staples.............................   7.7%
              Energy.......................................   5.6%
              Financials...................................  18.3%
              Health Care..................................   3.6%
              Industrials..................................   9.5%
              Information Technology.......................  22.1%
              Materials....................................  11.4%
              Real Estate..................................   3.5%
              Telecommunication Services...................   3.8%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
BONDS -- (78.4%)
AUSTRALIA -- (7.3%)
Commonwealth Bank of Australia
    5.000%, 10/15/19.............................       3,000 $ 3,083,483
    2.400%, 11/02/20.............................       2,096   2,061,637
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       5,586   5,479,171
    2.500%, 01/12/21.............................       3,500   3,430,136
Westpac Banking Corp.
    2.150%, 03/06/20.............................       2,204   2,169,444
    2.300%, 05/26/20.............................       3,500   3,445,387
Other Securities.................................               5,758,908
                                                              -----------
TOTAL AUSTRALIA..................................              25,428,166
                                                              -----------

AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,923,132
Other Securities.................................               1,462,527
                                                              -----------
TOTAL AUSTRIA....................................               6,385,659
                                                              -----------

CANADA -- (15.0%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       3,600   3,553,088
British Columbia, Province of Canada
    3.700%, 12/18/20............................. CAD   3,500   2,831,867
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,120,028
##  1.200%, 06/15/20............................. CAD   4,000   3,063,328
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,759,506
Ontario, Province of Canada
    4.400%, 04/14/20.............................       5,000   5,152,394
Province of Manitoba Canada
    2.050%, 11/30/20.............................       3,000   2,934,775
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,024,105
    4.500%, 12/01/20............................. CAD   4,500   3,708,719
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,096,428
Toronto-Dominion Bank (The)
    2.447%, 04/02/19............................. CAD   4,000   3,127,785
    1.900%, 10/24/19.............................       2,200   2,169,530
    2.563%, 06/24/20............................. CAD   3,000   2,341,727

                                                         Face
                                                        Amount^   Value+
                                                     -  -------   ------
                                                         (000)
CANADA -- (Continued)
Other Securities...................................             $ 8,328,307
                                                                -----------
TOTAL CANADA.......................................              52,211,587
                                                                -----------

DENMARK -- (0.4%)
Other Securities...................................               1,465,456
                                                                -----------

FRANCE -- (1.2%)
Total Capital SA
      4.450%, 06/24/20.............................       2,200   2,268,994
Other Securities...................................               1,761,705
                                                                -----------
TOTAL FRANCE.......................................               4,030,699
                                                                -----------

GERMANY -- (3.9%)
EMD Finance LLC
## #  2.400%, 03/19/20                                    2,100   2,070,496
FMS Wertmanagement
      1.750%, 01/24/20.............................       3,000   2,954,809
Other Securities...................................               8,474,062
                                                                -----------
TOTAL GERMANY......................................              13,499,367
                                                                -----------

IRELAND -- (1.1%)
Medtronic, Inc.
      2.500%, 03/15/20.............................       2,500   2,484,675
Other Securities...................................               1,191,838
                                                                -----------
TOTAL IRELAND......................................               3,676,513
                                                                -----------

JAPAN -- (4.9%)
Toyota Credit Canada, Inc.
      2.800%, 11/21/18............................. CAD   3,000   2,349,110
      1.800%, 02/19/20............................. CAD   3,500   2,696,168
Toyota Motor Credit Corp.
      1.550%, 10/18/19.............................       2,500   2,458,217
Other Securities...................................               9,574,527
                                                                -----------
TOTAL JAPAN........................................              17,078,022
                                                                -----------

NETHERLANDS -- (3.7%)
Shell International Finance BV
      1.375%, 09/12/19.............................       3,000   2,946,788
Other Securities...................................              10,063,503
                                                                -----------
TOTAL NETHERLANDS..................................              13,010,291
                                                                -----------

NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       2,200   2,187,444
                                                                -----------

NORWAY -- (1.5%)
Statoil ASA
      2.250%, 11/08/19.............................       4,461   4,422,058
                                                                -----------
Other Securities...................................                 940,951
                                                                -----------
TOTAL NORWAY.......................................               5,363,009
                                                                -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000 $2,944,320
Other Securities.................................              2,278,251
                                                              ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              5,222,571
                                                              ----------

SWEDEN -- (2.0%)
Other Securities.................................              6,782,772
                                                              ----------

SWITZERLAND -- (0.3%)
Other Securities.................................                995,625
                                                              ----------

UNITED KINGDOM -- (2.2%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................       2,550  2,526,067
Other Securities.................................              4,953,135
                                                              ----------
TOTAL UNITED KINGDOM.............................              7,479,202
                                                              ----------

UNITED STATES -- (31.0%)
Apple, Inc.
    1.100%, 08/02/19.............................       3,000  2,947,110
#   2.000%, 11/13/20.............................       2,500  2,451,100
Chevron Corp.
#   2.193%, 11/15/19.............................       3,500  3,470,233
    1.961%, 03/03/20.............................       3,600  3,551,904
Citizens Bank NA
    2.450%, 12/04/19.............................       2,200  2,177,850
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       2,000  2,072,580
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,000  1,992,746

                                                          Face
                                                         Amount^     Value+
                                                    -    -------     ------
                                                          (000)
UNITED STATES -- (Continued)
Humana, Inc.
      2.625%, 10/01/19.............................         2,981 $  2,967,980
JPMorgan Chase & Co.
      4.950%, 03/25/20.............................         2,000    2,070,867
Microsoft Corp.
      1.850%, 02/06/20.............................         3,000    2,959,834
Philip Morris International, Inc.
      2.000%, 02/21/20.............................         3,000    2,948,873
Time Warner, Inc.
#     4.875%, 03/15/20.............................         2,000    2,065,687
Other Securities...................................                 75,814,408
                                                                  ------------
TOTAL UNITED STATES................................                107,491,172
                                                                  ------------
TOTAL BONDS........................................                272,307,555
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
      1.500%, 10/31/19.............................        19,000   18,742,461
      1.125%, 03/31/20.............................         2,600    2,534,086
      1.625%, 06/30/20.............................        21,300   20,895,633
      1.625%, 07/31/20.............................         6,500    6,370,000
      1.375%, 08/31/20.............................         8,000    7,786,250
      1.750%, 10/31/20.............................         5,000    4,898,828
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 61,227,258
                                                                  ------------
TOTAL INVESTMENT SECURITIES........................                333,534,813
                                                                  ------------

                                                         Shares
                                                    -    ------        -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund...............     1,181,290   13,667,527
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $351,654,511)..............................                $347,202,340
                                                                  ============

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        Unrealized
                                                                                         Foreign
                                                                                         Exchange
                                                                    Settlement         Appreciation
Currency Purchased Currency Sold         Counterparty                  Date           (Depreciation)
------------------ -------------- ---------------------------- ----------             --------------
USD   41,935,086   CAD 52,855,318 Royal Bank of Scotland               05/07/18          $763,958
USD    2,381,438   AUD  3,066,453 Citibank, N.A.                       07/13/18            72,203
USD    2,589,788   EUR  2,081,307 State Street Bank and Trust          07/13/18            62,505
                                                                                         --------
                                                                 Total Appreciation      $898,666

CAD      998,295   USD    779,959 Citibank, N.A.                       05/07/18          $ (2,347)
USD      816,935   CAD  1,049,104 Citibank, N.A.                       05/07/18              (255)
                                                                                         --------
                                                                 Total (Depreciation)    $ (2,602)
                                                                                         --------
                                                                 Total Appreciation
                                                                  (Depreciation)         $896,064
                                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

At April 30, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   2,552    06/15/18  $345,147,790 $337,757,200  $(7,390,590)
                                               ------------ ------------  ------------
Total futures contracts..                      $345,147,790 $337,757,200  $(7,390,590)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          -----------  ------------ ------- ------------
Bonds
  Australia..............................          --  $ 25,428,166   --    $ 25,428,166
  Austria................................          --     6,385,659   --       6,385,659
  Canada.................................          --    52,211,587   --      52,211,587
  Denmark................................          --     1,465,456   --       1,465,456
  France.................................          --     4,030,699   --       4,030,699
  Germany................................          --    13,499,367   --      13,499,367
  Ireland................................          --     3,676,513   --       3,676,513
  Japan..................................          --    17,078,022   --      17,078,022
  Netherlands............................          --    13,010,291   --      13,010,291
  New Zealand............................          --     2,187,444   --       2,187,444
  Norway.................................          --     5,363,009   --       5,363,009
  Supranational Organization Obligations.          --     5,222,571   --       5,222,571
  Sweden.................................          --     6,782,772   --       6,782,772
  Switzerland............................          --       995,625   --         995,625
  United Kingdom.........................          --     7,479,202   --       7,479,202
  United States..........................          --   107,491,172   --     107,491,172
U.S. Treasury Obligations................          --    61,227,258   --      61,227,258
Securities Lending Collateral............          --    13,667,527   --      13,667,527
Futures Contracts**...................... $(7,390,590)           --   --      (7,390,590)
Forward Currency Contracts**.............          --       896,064   --         896,064
                                          -----------  ------------   --    ------------
TOTAL.................................... $(7,390,590) $348,098,404   --    $340,707,814
                                          ===========  ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (97.0%)
  Consumer Discretionary -- (14.7%)
  *   Amazon.com, Inc...................  22,705 $ 35,558,982            2.6%
      Comcast Corp. Class A............. 334,263   10,492,516            0.8%
      Home Depot, Inc. (The)............  63,609   11,754,943            0.9%
      McDonald's Corp...................  32,442    5,432,088            0.4%
      Walt Disney Co. (The)............. 109,084   10,944,398            0.8%
      Other Securities..................          134,259,860            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          208,442,787           15.1%
                                                 ------------           -----
  Consumer Staples -- (6.6%)
      Altria Group, Inc................. 103,210    5,791,113            0.4%
      Coca-Cola Co. (The)............... 190,394    8,226,925            0.6%
      PepsiCo, Inc......................  76,921    7,764,406            0.5%
      Philip Morris International, Inc..  60,871    4,991,422            0.3%
      Procter & Gamble Co. (The)........ 127,407    9,216,622            0.7%
      Walmart, Inc...................... 108,793    9,623,829            0.7%
      Other Securities..................           48,167,043            3.6%
                                                 ------------           -----
  Total Consumer Staples................           93,781,360            6.8%
                                                 ------------           -----
  Energy -- (5.6%)
      Chevron Corp......................  71,897    8,995,034            0.7%
      Exxon Mobil Corp.................. 195,274   15,182,553            1.1%
      Other Securities..................           55,758,757            4.0%
                                                 ------------           -----
  Total Energy..........................           79,936,344            5.8%
                                                 ------------           -----
  Financials -- (14.1%)
      American Express Co...............  52,182    5,152,973            0.4%
      Bank of America Corp.............. 408,684   12,227,825            0.9%
  *   Berkshire Hathaway, Inc. Class B..  66,488   12,880,720            0.9%
      Citigroup, Inc.................... 103,783    7,085,265            0.5%
      JPMorgan Chase & Co............... 184,913   20,114,836            1.5%
      Wells Fargo & Co.................. 245,495   12,755,920            0.9%
      Other Securities..................          129,420,566            9.4%
                                                 ------------           -----
  Total Financials......................          199,638,105           14.5%
                                                 ------------           -----
  Health Care -- (13.2%)
      AbbVie, Inc.......................  86,779    8,378,512            0.6%
      Amgen, Inc........................  43,564    7,601,047            0.6%
      Gilead Sciences, Inc..............  95,391    6,890,092            0.5%
      Johnson & Johnson................. 151,793   19,200,297            1.4%
      Merck & Co., Inc.................. 137,057    8,068,546            0.6%
      Pfizer, Inc....................... 370,493   13,563,749            1.0%
      UnitedHealth Group, Inc...........  50,475   11,932,290            0.9%
      Other Securities..................          111,034,715            7.9%
                                                 ------------           -----
  Total Health Care.....................          186,669,248           13.5%
                                                 ------------           -----
  Industrials -- (11.7%)
      3M Co.............................  32,179    6,255,276            0.5%
      Boeing Co. (The)..................  30,544   10,188,257            0.7%
      Caterpillar, Inc..................  34,271    4,947,362            0.4%
      Honeywell International, Inc......  42,603    6,163,802            0.4%
      Union Pacific Corp................  46,648    6,233,572            0.5%
      United Technologies Corp..........  46,145    5,544,322            0.4%
      Other Securities..................          126,987,246            9.2%
                                                 ------------           -----
  Total Industrials.....................          166,319,837           12.1%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                Percentage
                                                                      Shares       Value+     of Net Assets**
                                                                      ------       ------     ---------------
Information Technology -- (22.7%)
      Accenture P.L.C. Class A......................................    33,316 $    5,037,379            0.4%
*     Alphabet, Inc. Class A........................................    12,945     13,185,518            1.0%
*     Alphabet, Inc. Class C........................................    13,746     13,984,218            1.0%
      Apple, Inc....................................................   258,898     42,785,483            3.1%
      Broadcom, Inc.................................................    21,209      4,865,769            0.4%
      Cisco Systems, Inc............................................   251,175     11,124,541            0.8%
*     Facebook, Inc. Class A........................................    98,862     17,004,264            1.2%
      Intel Corp....................................................   291,056     15,024,311            1.1%
      International Business Machines Corp..........................    47,694      6,913,722            0.5%
      Mastercard, Inc. Class A......................................    50,743      9,045,955            0.7%
      Microsoft Corp................................................   373,443     34,924,389            2.5%
      NVIDIA Corp...................................................    29,401      6,612,285            0.5%
      Oracle Corp...................................................   156,044      7,126,529            0.5%
      Texas Instruments, Inc........................................    53,446      5,421,028            0.4%
#     Visa, Inc. Class A............................................    86,500     10,975,120            0.8%
      Other Securities..............................................              116,945,339            8.4%
                                                                               --------------          ------
Total Information Technology........................................              320,975,850           23.3%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    94,441      5,972,449            0.4%
      Other Securities..............................................               48,926,692            3.6%
                                                                               --------------          ------
Total Materials.....................................................               54,899,141            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,564,884            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,407,589            1.0%
      Verizon Communications, Inc...................................   264,901     13,072,864            0.9%
      Other Securities..............................................                4,603,596            0.3%
                                                                               --------------          ------
Total Telecommunication Services....................................               31,084,049            2.2%
                                                                               --------------          ------
Utilities -- (2.1%)
      Other Securities..............................................               30,142,245            2.2%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,374,453,850           99.7%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,374,453,850
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,653,278      2,653,278            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................ 3,395,410     39,284,894            2.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,125,022,371)...........................................             $1,416,392,022          102.7%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1                Level 2   Level 3     Total
                               --------------          ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  208,442,787                   --   --    $  208,442,787
  Consumer Staples............     93,781,360                   --   --        93,781,360
  Energy......................     79,936,344                   --   --        79,936,344
  Financials..................    199,638,105                   --   --       199,638,105
  Health Care.................    186,669,248                   --   --       186,669,248
  Industrials.................    166,319,837                   --   --       166,319,837
  Information Technology......    320,975,850                   --   --       320,975,850
  Materials...................     54,899,141                   --   --        54,899,141
  Real Estate.................      2,564,884                   --   --         2,564,884
  Telecommunication Services..     31,084,049                   --   --        31,084,049
  Utilities...................     30,142,245                   --   --        30,142,245
Temporary Cash Investments....      2,653,278                   --   --         2,653,278
Securities Lending Collateral.             --          $39,284,894   --        39,284,894
                               --------------          -----------   --    --------------
TOTAL......................... $1,377,107,128          $39,284,894   --    $1,416,392,022
                               ==============          ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $24,839,634,018
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $24,839,634,018
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                    Percentage
                                          Shares       Value+     of Net Assets**
                                          ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (13.9%)
#*  AutoNation, Inc.....................   791,996 $   36,582,295            0.3%
#*  Deckers Outdoor Corp................   376,752     35,135,892            0.3%
#   Kohl's Corp......................... 1,425,417     88,546,904            0.8%
#   Macy's, Inc......................... 2,032,105     63,137,502            0.6%
#   PulteGroup, Inc..................... 1,217,718     36,969,918            0.3%
#   Toll Brothers, Inc.................. 1,774,310     74,804,910            0.7%
*   Urban Outfitters, Inc...............   906,835     36,518,245            0.3%
    Other Securities....................            1,356,547,048           12.6%
                                                   --------------           -----
Total Consumer Discretionary............            1,728,242,714           15.9%
                                                   --------------           -----
Consumer Staples -- (2.5%)
#*  Post Holdings, Inc..................   611,801     48,681,006            0.4%
    Other Securities....................              260,048,246            2.4%
                                                   --------------           -----
Total Consumer Staples..................              308,729,252            2.8%
                                                   --------------           -----
Energy -- (10.3%)
#*  Callon Petroleum Co................. 2,486,901     34,592,793            0.3%
*   CNX Resources Corp.................. 3,011,679     44,753,550            0.4%
#   Helmerich & Payne, Inc..............   829,460     57,688,943            0.5%
    HollyFrontier Corp.................. 1,595,985     96,860,330            0.9%
#   Murphy Oil Corp..................... 1,739,578     52,378,694            0.5%
    Patterson-UTI Energy, Inc........... 1,888,794     40,457,967            0.4%
#   PBF Energy, Inc. Class A............ 1,256,465     48,160,303            0.4%
*   RSP Permian, Inc.................... 1,264,171     62,715,523            0.6%
#   SM Energy Co........................ 1,522,010     36,452,139            0.3%
#*  Whiting Petroleum Corp.............. 1,049,311     42,832,875            0.4%
    Other Securities....................              759,998,709            7.0%
                                                   --------------           -----
Total Energy............................            1,276,891,826           11.7%
                                                   --------------           -----
Financials -- (22.7%)
    Aspen Insurance Holdings, Ltd.......   806,149     34,221,025            0.3%
    Associated Banc-Corp................ 1,554,959     41,128,666            0.4%
    Assurant, Inc.......................   581,268     53,953,296            0.5%
    Assured Guaranty, Ltd............... 1,416,140     51,391,721            0.5%
    Hancock Holding Co..................   721,035     35,222,560            0.3%
    Hanover Insurance Group, Inc. (The).   298,277     34,257,113            0.3%
#   Investors Bancorp, Inc.............. 3,443,442     46,038,820            0.4%
    Legg Mason, Inc..................... 1,001,898     39,775,351            0.4%
    Old Republic International Corp..... 1,967,382     40,134,593            0.4%
    PacWest Bancorp..................... 1,150,140     58,933,174            0.5%
#   People's United Financial, Inc...... 3,781,635     69,166,104            0.6%
#   Prosperity Bancshares, Inc..........   646,317     46,386,171            0.4%
    TCF Financial Corp.................. 1,616,716     40,143,058            0.4%
    Umpqua Holdings Corp................ 2,459,018     57,934,464            0.5%
    Other Securities....................            2,178,268,215           20.1%
                                                   --------------           -----
Total Financials........................            2,826,954,331           26.0%
                                                   --------------           -----
Health Care -- (4.6%)
    Other Securities....................              577,768,604            5.3%
                                                   --------------           -----
Industrials -- (17.1%)
#*  AECOM............................... 1,445,896     49,796,658            0.5%
    AGCO Corp...........................   751,921     47,130,408            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Air Lease Corp................................................   1,039,808 $    43,349,595            0.4%
      ASGN, Inc.....................................................     434,885      35,064,778            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     577,476      41,116,291            0.4%
      Jacobs Engineering Group, Inc.................................     898,110      52,171,210            0.5%
*     JetBlue Airways Corp..........................................   2,730,345      52,395,321            0.5%
#*    Kirby Corp....................................................     461,002      39,323,471            0.4%
*     KLX, Inc......................................................     550,511      43,066,476            0.4%
*     Quanta Services, Inc..........................................   1,650,915      53,654,737            0.5%
      Ryder System, Inc.............................................     538,529      36,313,010            0.3%
#     Trinity Industries, Inc.......................................   1,591,772      50,729,774            0.5%
#*    XPO Logistics, Inc............................................     420,192      40,825,855            0.4%
      Other Securities..............................................               1,544,719,237           14.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,129,656,821           19.6%
                                                                                 ---------------          ------
Information Technology -- (9.4%)
*     Arrow Electronics, Inc........................................   1,008,605      75,383,138            0.7%
      Avnet, Inc....................................................   1,553,956      60,961,694            0.6%
#*    Cree, Inc.....................................................   1,035,512      38,645,308            0.4%
      Jabil, Inc....................................................   1,470,618      39,118,439            0.4%
      Other Securities..............................................                 954,150,282            8.7%
                                                                                 ---------------          ------
Total Information Technology........................................               1,168,258,861           10.8%
                                                                                 ---------------          ------
Materials -- (4.9%)
      Reliance Steel & Aluminum Co..................................     763,341      67,112,941            0.6%
      Other Securities..............................................                 548,113,389            5.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 615,226,330            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  55,612,230            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..............................................                  62,223,867            0.6%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  28,530,269            0.3%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,778,095,105           99.2%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     568,631            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,778,729,144
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 109,733,131     109,733,131            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 134,242,565   1,553,186,477           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,359,482,704)..........................................               $12,441,648,752          114.5%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    625     06/15/18  $85,559,011 $82,718,750  $(2,840,261)
                                               ----------- -----------  ------------
Total futures contracts..                      $85,559,011 $82,718,750  $(2,840,261)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,728,242,714              --   --    $ 1,728,242,714
  Consumer Staples............     308,729,252              --   --        308,729,252
  Energy......................   1,276,891,826              --   --      1,276,891,826
  Financials..................   2,826,811,855  $      142,476   --      2,826,954,331
  Health Care.................     577,768,604              --   --        577,768,604
  Industrials.................   2,129,656,821              --   --      2,129,656,821
  Information Technology......   1,168,166,398          92,463   --      1,168,258,861
  Materials...................     615,226,330              --   --        615,226,330
  Real Estate.................      55,612,230              --   --         55,612,230
  Telecommunication Services..      62,223,867              --   --         62,223,867
  Utilities...................      28,530,269              --   --         28,530,269
Preferred Stocks
  Consumer Discretionary......         568,631              --   --            568,631
Rights/Warrants...............              --          65,408   --             65,408
Temporary Cash Investments....     109,733,131              --   --        109,733,131
Securities Lending Collateral.              --   1,553,186,477   --      1,553,186,477
Futures Contracts**...........      (2,840,261)             --   --         (2,840,261)
                               ---------------  --------------   --    ---------------
TOTAL......................... $10,885,321,667  $1,553,486,824   --    $12,438,808,491
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares       Value+     of Net Assets**
                                                   ------       ------     ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (14.1%)
    Aaron's, Inc................................  2,596,059 $  108,437,384            0.7%
#*  Adtalem Global Education, Inc...............  2,165,341    103,070,232            0.7%
#   Guess?, Inc.................................  2,664,605     62,058,650            0.4%
*   Meritage Homes Corp.........................  1,426,415     63,475,467            0.4%
*   TopBuild Corp...............................    914,822     72,911,313            0.5%
#*  TRI Pointe Group, Inc.......................  5,625,233     96,247,737            0.6%
    Other Securities............................             1,929,594,294           12.7%
                                                            --------------           -----
Total Consumer Discretionary....................             2,435,795,077           16.0%
                                                            --------------           -----
Consumer Staples -- (3.6%)
*   Darling Ingredients, Inc....................  6,101,583    104,581,133            0.7%
#   Fresh Del Monte Produce, Inc................  1,800,679     88,503,373            0.6%
#   Seaboard Corp...............................     18,335     73,469,262            0.5%
#*  United Natural Foods, Inc...................  1,660,619     74,761,067            0.5%
    Other Securities............................               271,818,015            1.7%
                                                            --------------           -----
Total Consumer Staples..........................               613,132,850            4.0%
                                                            --------------           -----
Energy -- (10.4%)
#*  Callon Petroleum Co.........................  5,034,714     70,032,872            0.5%
*   CNX Resources Corp..........................  4,966,425     73,801,075            0.5%
#   Delek US Holdings, Inc......................  2,214,669    104,908,871            0.7%
#   Nabors Industries, Ltd...................... 10,783,969     82,066,004            0.5%
#*  Oasis Petroleum, Inc........................  7,785,289     85,871,738            0.6%
#   PBF Energy, Inc. Class A....................  3,295,143    126,302,831            0.8%
#*  PDC Energy, Inc.............................  1,770,319     94,782,879            0.6%
    Other Securities............................             1,146,446,810            7.5%
                                                            --------------           -----
Total Energy....................................             1,784,213,080           11.7%
                                                            --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co..  3,252,117     98,213,933            0.7%
    Argo Group International Holdings, Ltd......  1,245,707     72,811,574            0.5%
    Associated Banc-Corp........................  4,226,995    111,804,018            0.7%
    CNO Financial Group, Inc....................  4,510,009     96,694,593            0.6%
#   Fulton Financial Corp.......................  5,614,623     94,887,129            0.6%
    Hanover Insurance Group, Inc. (The).........  1,090,668    125,263,220            0.8%
    Iberiabank Corp.............................    838,432     62,840,478            0.4%
#   Kemper Corp.................................  1,698,813    114,669,877            0.8%
    MB Financial, Inc...........................  1,963,852     83,699,372            0.6%
    Old National Bancorp........................  4,545,920     78,189,824            0.5%
#   Selective Insurance Group, Inc..............  1,427,490     84,507,408            0.6%
#   Sterling Bancorp............................  3,083,401     73,230,774            0.5%
    TCF Financial Corp..........................  2,968,355     73,704,255            0.5%
    Washington Federal, Inc.....................  3,007,914     95,501,269            0.6%
    Wintrust Financial Corp.....................    796,176     71,217,943            0.5%
    Other Securities............................             2,670,960,026           17.5%
                                                            --------------           -----
Total Financials................................             4,008,195,693           26.4%
                                                            --------------           -----
Health Care -- (4.1%)
*   Magellan Health, Inc........................    728,658     61,097,973            0.4%
    Other Securities............................               651,265,440            4.3%
                                                            --------------           -----
Total Health Care...............................               712,363,413            4.7%
                                                            --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (14.9%)
*     Esterline Technologies Corp...................................   1,083,684 $    77,862,695            0.5%
#     GATX Corp.....................................................   1,411,679      92,097,938            0.6%
#*    KLX, Inc......................................................   1,100,879      86,121,764            0.6%
      Korn/Ferry International......................................   1,452,257      77,637,659            0.5%
      Regal Beloit Corp.............................................     851,591      60,633,279            0.4%
      SkyWest, Inc..................................................   1,614,320      91,854,808            0.6%
*     WESCO International, Inc......................................   1,584,743      94,371,446            0.6%
      Other Securities..............................................               1,992,779,035           13.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,573,358,624           16.9%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     CACI International, Inc. Class A..............................     849,691     128,345,826            0.9%
#     Convergys Corp................................................   3,490,621      81,540,907            0.5%
#*    Cree, Inc.....................................................   3,059,460     114,179,047            0.8%
*     Sanmina Corp..................................................   2,625,575      77,454,462            0.5%
#*    Tech Data Corp................................................   1,125,586      85,825,932            0.6%
#     Vishay Intertechnology, Inc...................................   4,923,147      86,893,545            0.6%
      Other Securities..............................................               1,297,120,591            8.4%
                                                                                 ---------------          ------
Total Information Technology........................................               1,871,360,310           12.3%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Carpenter Technology Corp.....................................   1,553,506      82,739,730            0.5%
#     Commercial Metals Co..........................................   4,169,164      87,594,136            0.6%
      Domtar Corp...................................................   2,142,845      94,070,895            0.6%
      Other Securities..............................................                 574,997,685            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 839,402,446            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  59,503,205            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   3,122,933      85,349,759            0.6%
      Other Securities..............................................                  71,083,165            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 156,432,924            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   7,240,398            0.1%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,060,998,020           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     417,915            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,421            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,061,472,356
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 134,660,691 $   134,660,691            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@  DFA Short Term Investment Fund................................ 176,096,632   2,037,438,029           13.4%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,434,666,339)..........................................               $17,233,571,076          113.3%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    885     06/15/18  $121,151,559 $117,129,750  $(4,021,809)
                                               ------------ ------------  ------------
Total futures contracts..                      $121,151,559 $117,129,750  $(4,021,809)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,435,795,077              --   --    $ 2,435,795,077
  Consumer Staples............     613,132,850              --   --        613,132,850
  Energy......................   1,784,213,080              --   --      1,784,213,080
  Financials..................   4,007,867,258  $      328,435   --      4,008,195,693
  Health Care.................     712,363,413              --   --        712,363,413
  Industrials.................   2,573,358,624              --   --      2,573,358,624
  Information Technology......   1,871,360,310              --   --      1,871,360,310
  Materials...................     839,402,446              --   --        839,402,446
  Real Estate.................      59,503,205              --   --         59,503,205
  Telecommunication Services..     156,432,924              --   --        156,432,924
  Utilities...................       7,240,398              --   --          7,240,398
Preferred Stocks
  Consumer Discretionary......         417,915              --   --            417,915
Rights/Warrants...............              --          56,421   --             56,421
Temporary Cash Investments....     134,660,691              --   --        134,660,691
Securities Lending Collateral.              --   2,037,438,029   --      2,037,438,029
Futures Contracts**...........      (4,021,809)             --   --         (4,021,809)
                               ---------------  --------------   --    ---------------
TOTAL......................... $15,191,726,382  $2,037,822,885   --    $17,229,549,267
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)


                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   312,662 $  489,669,338            2.2%
*   Booking Holdings, Inc.............    29,118     63,419,004            0.3%
    Comcast Corp. Class A............. 4,173,235    130,997,847            0.6%
    Home Depot, Inc. (The)............   885,726    163,682,165            0.7%
    McDonald's Corp...................   529,832     88,715,070            0.4%
    Walt Disney Co. (The).............   966,747     96,993,727            0.4%
    Other Securities..................            2,479,560,685           11.2%
                                                 --------------           -----
Total Consumer Discretionary..........            3,513,037,836           15.8%
                                                 --------------           -----
Consumer Staples -- (5.6%)
    Altria Group, Inc................. 1,416,780     79,495,526            0.4%
    Coca-Cola Co. (The)............... 2,505,511    108,263,130            0.5%
    Costco Wholesale Corp.............   310,004     61,120,389            0.3%
    PepsiCo, Inc...................... 1,073,320    108,340,921            0.5%
    Philip Morris International, Inc..   761,282     62,425,124            0.3%
    Procter & Gamble Co. (The)........ 1,258,280     91,023,975            0.4%
    Walmart, Inc...................... 1,333,978    118,003,694            0.5%
    Other Securities..................              710,222,136            3.1%
                                                 --------------           -----
Total Consumer Staples................            1,338,894,895            6.0%
                                                 --------------           -----
Energy -- (5.2%)
    Chevron Corp...................... 1,001,579    125,307,549            0.6%
    Exxon Mobil Corp.................. 2,655,973    206,501,901            0.9%
    Other Securities..................              900,208,862            4.0%
                                                 --------------           -----
Total Energy..........................            1,232,018,312            5.5%
                                                 --------------           -----
Financials -- (14.7%)
    American Express Co...............   625,797     61,797,454            0.3%
    Bank of America Corp.............. 5,848,206    174,978,324            0.8%
*   Berkshire Hathaway, Inc. Class B.. 1,055,728    204,526,185            0.9%
    Citigroup, Inc.................... 1,617,623    110,435,122            0.5%
    JPMorgan Chase & Co............... 2,252,093    244,982,677            1.1%
    Wells Fargo & Co.................. 2,897,049    150,530,666            0.7%
    Other Securities..................            2,563,888,258           11.4%
                                                 --------------           -----
Total Financials......................            3,511,138,686           15.7%
                                                 --------------           -----
Health Care -- (11.0%)
    AbbVie, Inc....................... 1,199,781    115,838,856            0.5%
    Amgen, Inc........................   374,474     65,338,224            0.3%
    Gilead Sciences, Inc..............   965,652     69,749,044            0.3%
    Johnson & Johnson................. 1,751,111    221,498,030            1.0%
    Merck & Co., Inc.................. 1,345,902     79,233,251            0.4%
    Pfizer, Inc....................... 4,353,406    159,378,194            0.7%
    UnitedHealth Group, Inc...........   600,291    141,908,792            0.7%
    Other Securities..................            1,767,888,978            7.9%
                                                 --------------           -----
Total Health Care.....................            2,620,833,369           11.8%
                                                 --------------           -----
Industrials -- (12.5%)
    3M Co.............................   445,147     86,532,125            0.4%
    Boeing Co. (The)..................   423,046    141,111,224            0.6%
    Honeywell International, Inc......   436,883     63,208,232            0.3%
    Union Pacific Corp................   501,031     66,952,773            0.3%
    United Technologies Corp..........   520,789     62,572,798            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,563,599,396           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,983,976,548           13.4%
                                                                                 ---------------          ------
Information Technology -- (20.0%)
      Accenture P.L.C. Class A......................................     466,581      70,547,047            0.3%
*     Alphabet, Inc. Class A........................................     118,161     120,356,431            0.6%
*     Alphabet, Inc. Class C........................................     124,279     126,432,755            0.6%
      Apple, Inc....................................................   3,913,148     646,686,839            2.9%
      Cisco Systems, Inc............................................   2,718,780     120,414,766            0.6%
*     Facebook, Inc. Class A........................................   1,237,400     212,832,800            1.0%
      Intel Corp....................................................   4,040,870     208,589,709            0.9%
      International Business Machines Corp..........................     653,350      94,709,616            0.4%
      Mastercard, Inc. Class A......................................     700,725     124,918,246            0.6%
      Microsoft Corp................................................   5,151,344     481,753,691            2.2%
      NVIDIA Corp...................................................     392,995      88,384,576            0.4%
      Oracle Corp...................................................   1,422,583      64,969,366            0.3%
      Texas Instruments, Inc........................................     718,388      72,866,095            0.3%
#     Visa, Inc. Class A............................................   1,135,441     144,064,754            0.7%
      Other Securities..............................................               2,203,281,936            9.6%
                                                                                 ---------------          ------
Total Information Technology........................................               4,780,808,627           21.4%
                                                                                 ---------------          ------
Materials -- (4.2%)
      DowDuPont, Inc................................................   1,302,048      82,341,516            0.4%
      Other Securities..............................................                 913,365,850            4.1%
                                                                                 ---------------          ------
Total Materials.....................................................                 995,707,366            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  72,674,720            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................   5,436,136     177,761,647            0.8%
      Verizon Communications, Inc...................................   3,128,172     154,375,288            0.7%
      Other Securities..............................................                  84,398,112            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,535,047            1.9%
                                                                                 ---------------          ------
Utilities -- (2.4%)
      Other Securities..............................................                 580,329,413            2.6%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,045,954,819           98.9%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     367,953            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     183,574            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,046,506,346
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 237,183,114     237,183,114            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................................ 136,862,551   1,583,499,719            7.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,300,248,304)..........................................               $23,867,189,179          107.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,435    06/15/18  $195,761,763 $189,922,250  $(5,839,513)
                                               ------------ ------------  ------------
Total futures contracts..                      $195,761,763 $189,922,250  $(5,839,513)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,513,037,611  $          225   --    $ 3,513,037,836
  Consumer Staples............   1,338,894,895              --   --      1,338,894,895
  Energy......................   1,232,018,312              --   --      1,232,018,312
  Financials..................   3,511,103,275          35,411   --      3,511,138,686
  Health Care.................   2,620,833,369              --   --      2,620,833,369
  Industrials.................   2,983,976,548              --   --      2,983,976,548
  Information Technology......   4,780,808,627              --   --      4,780,808,627
  Materials...................     995,707,366              --   --        995,707,366
  Real Estate.................      72,674,720              --   --         72,674,720
  Telecommunication Services..     416,535,047              --   --        416,535,047
  Utilities...................     580,329,413              --   --        580,329,413
Preferred Stocks
  Consumer Discretionary......         367,953              --   --            367,953
Rights/Warrants...............              --         183,574   --            183,574
Temporary Cash Investments....     237,183,114              --   --        237,183,114
Securities Lending Collateral.              --   1,583,499,719   --      1,583,499,719
Futures Contracts**...........      (5,839,513)             --   --         (5,839,513)
                               ---------------  --------------   --    ---------------
TOTAL......................... $22,277,630,737  $1,583,718,929   --    $23,861,349,666
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
 COMMON STOCKS -- (92.0%)
 Consumer Discretionary -- (14.0%)
 *   Amazon.com, Inc..................   205,727 $  322,195,227            1.3%
     Best Buy Co., Inc................   790,787     60,518,929            0.3%
     Comcast Corp. Class A............ 5,784,188    181,565,661            0.8%
     Home Depot, Inc. (The)...........   604,278    111,670,574            0.5%
     Time Warner, Inc.................   819,384     77,677,603            0.3%
     Walt Disney Co. (The)............ 1,012,945    101,628,772            0.4%
     Other Securities.................            2,767,314,356           11.4%
                                                 --------------           -----
 Total Consumer Discretionary.........            3,622,571,122           15.0%
                                                 --------------           -----
 Consumer Staples -- (5.1%)
     Altria Group, Inc................ 1,147,485     64,385,383            0.3%
     Coca-Cola Co. (The).............. 2,039,354     88,120,486            0.4%
     PepsiCo, Inc.....................   675,464     68,181,336            0.3%
     Procter & Gamble Co. (The)....... 1,360,960     98,451,846            0.4%
     Walmart, Inc..................... 1,744,789    154,344,035            0.6%
     Other Securities.................              835,111,425            3.4%
                                                 --------------           -----
 Total Consumer Staples...............            1,308,594,511            5.4%
                                                 --------------           -----
 Energy -- (5.8%)
     Chevron Corp..................... 1,188,328    148,671,716            0.6%
     Exxon Mobil Corp................. 3,018,867    234,716,909            1.0%
     Other Securities.................            1,122,574,292            4.7%
                                                 --------------           -----
 Total Energy.........................            1,505,962,917            6.3%
                                                 --------------           -----
 Financials -- (17.6%)
     American Express Co..............   809,859     79,973,576            0.3%
     Bank of America Corp............. 6,763,707    202,370,113            0.9%
 *   Berkshire Hathaway, Inc. Class B.   986,197    191,055,945            0.8%
     Citigroup, Inc................... 1,729,366    118,063,817            0.5%
     Goldman Sachs Group, Inc. (The)..   284,073     67,703,118            0.3%
     JPMorgan Chase & Co.............. 2,971,967    323,290,570            1.4%
     U.S. Bancorp..................... 1,203,717     60,727,523            0.3%
     Wells Fargo & Co................. 4,176,962    217,034,946            0.9%
     Other Securities.................            3,304,535,070           13.6%
                                                 --------------           -----
 Total Financials.....................            4,564,754,678           19.0%
                                                 --------------           -----
 Health Care -- (10.2%)
     AbbVie, Inc......................   752,746     72,677,626            0.3%
     CVS Health Corp..................   988,292     69,012,430            0.3%
     Gilead Sciences, Inc............. 1,079,751     77,990,415            0.3%
     Johnson & Johnson................ 1,483,658    187,667,900            0.8%
     Merck & Co., Inc................. 1,225,225     72,128,996            0.3%
     Pfizer, Inc...................... 5,173,380    189,397,442            0.8%
     UnitedHealth Group, Inc..........   617,082    145,878,185            0.6%
     Other Securities.................            1,839,914,780            7.6%
                                                 --------------           -----
 Total Health Care....................            2,654,667,774           11.0%
                                                 --------------           -----
 Industrials -- (13.1%)
     Boeing Co. (The).................   269,827     90,003,494            0.4%
     Caterpillar, Inc.................   431,816     62,336,958            0.3%
     FedEx Corp.......................   275,432     68,086,790            0.3%
     Union Pacific Corp...............   671,012     89,667,334            0.4%
     United Technologies Corp.........   573,727     68,933,299            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 3,021,506,427           12.4%
                                                                                 ---------------          ------
Total Industrials...................................................               3,400,534,302           14.1%
                                                                                 ---------------          ------
Information Technology -- (17.9%)
*     Alphabet, Inc. Class A........................................      95,859      97,640,060            0.4%
*     Alphabet, Inc. Class C........................................     100,881     102,629,268            0.4%
      Apple, Inc....................................................   3,188,839     526,987,533            2.2%
      Cisco Systems, Inc............................................   4,353,001     192,794,414            0.8%
*     Facebook, Inc. Class A........................................     743,377     127,860,844            0.5%
      Intel Corp....................................................   5,141,165     265,386,937            1.1%
      International Business Machines Corp..........................     558,581      80,971,902            0.3%
      Mastercard, Inc. Class A......................................     463,101      82,557,015            0.4%
*     Micron Technology, Inc........................................   1,627,340      74,825,093            0.3%
      Microsoft Corp................................................   3,767,654     352,351,002            1.5%
      NVIDIA Corp...................................................     458,835     103,191,991            0.4%
      Oracle Corp...................................................   1,640,590      74,925,745            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     940,893     119,380,504            0.5%
      Other Securities..............................................               2,371,709,769            9.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,637,516,711           19.3%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,209,038      76,459,563            0.3%
      Other Securities..............................................               1,034,082,315            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................               1,110,541,878            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  94,651,218            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc.....................................................   7,787,751     254,659,458            1.1%
      Verizon Communications, Inc...................................   3,286,048     162,166,469            0.7%
      Other Securities..............................................                 111,172,134            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 527,998,061            2.2%
                                                                                 ---------------          ------
Utilities -- (1.6%)
      Other Securities..............................................                 419,211,449            1.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              23,847,004,621           99.0%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                     570,384            0.0%
                                                                                 ---------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     182,300            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              23,847,757,305
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 235,937,300     235,937,300            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund................................ 159,543,985   1,845,923,909            7.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,541,128,884)..........................................               $25,929,618,514          107.6%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,555    06/15/18  $212,253,911 $205,804,250  $(6,449,661)
                                               ------------ ------------  ------------
Total futures contracts..                      $212,253,911 $205,804,250  $(6,449,661)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,622,570,606  $          516   --    $ 3,622,571,122
  Consumer Staples............   1,308,594,511              --   --      1,308,594,511
  Energy......................   1,505,962,917              --   --      1,505,962,917
  Financials..................   4,564,695,309          59,369   --      4,564,754,678
  Health Care.................   2,654,667,774              --   --      2,654,667,774
  Industrials.................   3,400,534,302              --   --      3,400,534,302
  Information Technology......   4,637,499,765          16,946   --      4,637,516,711
  Materials...................   1,110,541,878              --   --      1,110,541,878
  Real Estate.................      94,651,218              --   --         94,651,218
  Telecommunication Services..     527,998,061              --   --        527,998,061
  Utilities...................     419,211,449              --   --        419,211,449
Preferred Stocks
  Consumer Discretionary......         570,384              --   --            570,384
Rights/Warrants...............              --         182,300   --            182,300
Temporary Cash Investments....     235,937,300              --   --        235,937,300
Securities Lending Collateral.              --   1,845,923,909   --      1,845,923,909
Futures Contracts**...........      (6,449,661)             --   --         (6,449,661)
                               ---------------  --------------   --    ---------------
TOTAL......................... $24,076,985,812  $1,846,183,040   --    $25,923,168,852
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A..........    35,911 $    9,742,295            0.2%
    Comcast Corp. Class A.........................   487,867     15,314,145            0.3%
    Ford Motor Co................................. 1,060,195     11,916,592            0.3%
    General Motors Co.............................   390,610     14,351,011            0.3%
#   Kohl's Corp...................................   177,964     11,055,124            0.2%
    Lennar Corp. Class A..........................   259,298     13,714,271            0.3%
    Time Warner, Inc..............................    94,912      8,997,658            0.2%
*   Urban Outfitters, Inc.........................   199,203      8,021,905            0.2%
    Walt Disney Co. (The).........................   118,253     11,864,323            0.3%
    Other Securities..............................              557,351,536           11.6%
                                                             --------------           -----
Total Consumer Discretionary......................              662,328,860           13.9%
                                                             --------------           -----
Consumer Staples -- (3.5%)
    Procter & Gamble Co. (The)....................   116,144      8,401,857            0.2%
    Walmart, Inc..................................   198,213     17,533,922            0.4%
    Other Securities..............................              156,071,240            3.2%
                                                             --------------           -----
Total Consumer Staples............................              182,007,019            3.8%
                                                             --------------           -----
Energy -- (7.3%)
    Andeavor......................................   137,631     19,037,120            0.4%
    Chevron Corp..................................   211,373     26,444,876            0.6%
    Exxon Mobil Corp..............................   261,711     20,348,030            0.4%
    HollyFrontier Corp............................   182,118     11,052,741            0.2%
    Valero Energy Corp............................   104,590     11,602,169            0.3%
    Other Securities..............................              293,854,623            6.2%
                                                             --------------           -----
Total Energy......................................              382,339,559            8.1%
                                                             --------------           -----
Financials -- (22.8%)
#   Ally Financial, Inc...........................   307,805      8,033,710            0.2%
    American Financial Group, Inc.................    69,889      7,912,833            0.2%
    Bank of America Corp.......................... 1,187,298     35,523,956            0.8%
*   Berkshire Hathaway, Inc. Class B..............    47,977      9,294,584            0.2%
    Citigroup, Inc................................   312,527     21,336,218            0.5%
    First American Financial Corp.................   149,802      7,656,380            0.2%
    First Horizon National Corp...................   423,869      7,756,803            0.2%
    Goldman Sachs Group, Inc. (The)...............    44,550     10,617,601            0.2%
    Hartford Financial Services Group, Inc. (The).   171,851      9,252,458            0.2%
    JPMorgan Chase & Co...........................   550,713     59,906,560            1.3%
    Lincoln National Corp.........................   111,851      7,901,155            0.2%
    Morgan Stanley................................   171,784      8,867,490            0.2%
    PNC Financial Services Group, Inc. (The)......    54,544      7,942,152            0.2%
    Principal Financial Group, Inc................   157,281      9,314,181            0.2%
    Regions Financial Corp........................   533,364      9,973,907            0.2%
#   Sterling Bancorp..............................   377,574      8,967,382            0.2%
    Wells Fargo & Co..............................   846,080     43,962,317            0.9%
    Other Securities..............................              926,755,927           19.2%
                                                             --------------           -----
Total Financials..................................            1,200,975,614           25.3%
                                                             --------------           -----
Health Care -- (7.4%)
    Johnson & Johnson.............................   114,841     14,526,238            0.3%
    Merck & Co., Inc..............................   149,737      8,815,017            0.2%
    Pfizer, Inc...................................   426,044     15,597,471            0.3%
    UnitedHealth Group, Inc.......................    74,301     17,564,756            0.4%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Other Securities..............................................            $  336,043,803            7.1%
                                                                                --------------          ------
Total Health Care...................................................               392,547,285            8.3%
                                                                                --------------          ------
Industrials -- (14.6%)
      Trinity Industries, Inc.......................................    252,771      8,055,812            0.2%
#*    XPO Logistics, Inc............................................     99,123      9,630,791            0.2%
      Other Securities..............................................               749,059,644           15.7%
                                                                                --------------          ------
Total Industrials...................................................               766,746,247           16.1%
                                                                                --------------          ------
Information Technology -- (13.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,735,833            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,258,791            0.2%
      Apple, Inc....................................................    285,245     47,139,589            1.0%
      Cisco Systems, Inc............................................    479,871     21,253,487            0.5%
      Intel Corp....................................................    578,019     29,837,341            0.6%
*     Micron Technology, Inc........................................    295,915     13,606,172            0.3%
      Microsoft Corp................................................    278,222     26,019,321            0.6%
      MKS Instruments, Inc..........................................     79,909      8,182,682            0.2%
      Other Securities..............................................               518,956,645           10.9%
                                                                                --------------          ------
Total Information Technology........................................               686,989,861           14.5%
                                                                                --------------          ------
Materials -- (5.0%)
      Reliance Steel & Aluminum Co..................................     96,442      8,479,181            0.2%
      Other Securities..............................................               255,929,062            5.4%
                                                                                --------------          ------
Total Materials.....................................................               264,408,243            5.6%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                25,085,628            0.5%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc.....................................................  1,702,949     55,686,432            1.2%
      Verizon Communications, Inc...................................    270,126     13,330,718            0.3%
      Other Securities..............................................                32,614,068            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               101,631,218            2.1%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                46,651,705            1.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,711,711,239           99.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   354,876            0.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    24,642            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,712,090,757
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 42,523,470     42,523,470            0.9%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund................................ 43,975,305    508,794,277           10.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,693,793,226)...........................................              $5,263,408,504          110.8%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    273     06/15/18  $37,192,248 $36,131,550  $(1,060,698)
                                               ----------- -----------  ------------
Total futures contracts..                      $37,192,248 $36,131,550  $(1,060,698)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  662,328,860            --   --    $  662,328,860
  Consumer Staples............    182,007,019            --   --       182,007,019
  Energy......................    382,339,559            --   --       382,339,559
  Financials..................  1,200,951,541  $     24,073   --     1,200,975,614
  Health Care.................    392,547,285            --   --       392,547,285
  Industrials.................    766,746,247            --   --       766,746,247
  Information Technology......    686,989,861            --   --       686,989,861
  Materials...................    264,408,243            --   --       264,408,243
  Real Estate.................     25,085,628            --   --        25,085,628
  Telecommunication Services..    101,631,218            --   --       101,631,218
  Utilities...................     46,651,705            --   --        46,651,705
Preferred Stocks
  Consumer Discretionary......        354,876            --   --           354,876
Rights/Warrants...............             --        24,642   --            24,642
Temporary Cash Investments....     42,523,470            --   --        42,523,470
Securities Lending Collateral.             --   508,794,277   --       508,794,277
Futures Contracts**...........     (1,060,698)           --   --        (1,060,698)
                               --------------  ------------   --    --------------
TOTAL......................... $4,753,504,814  $508,842,992   --    $5,262,347,806
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (84.0%)
Consumer Discretionary -- (13.8%)
    American Eagle Outfitters, Inc.......... 1,963,139 $   40,597,715            0.2%
#*  Deckers Outdoor Corp....................   639,202     59,611,979            0.4%
#*  Five Below, Inc.........................   539,274     38,078,137            0.2%
    ILG, Inc................................ 1,237,829     42,247,104            0.3%
#   New York Times Co. (The) Class A........ 1,575,565     36,946,999            0.2%
#   Texas Roadhouse, Inc....................   629,062     40,310,293            0.2%
#*  Urban Outfitters, Inc................... 1,037,098     41,763,936            0.2%
#*  Visteon Corp............................   330,397     41,114,603            0.2%
#   Wendy's Co. (The)....................... 2,441,546     40,871,480            0.2%
    Other Securities........................            2,462,338,581           14.1%
                                                       --------------           -----
Total Consumer Discretionary................            2,843,880,827           16.2%
                                                       --------------           -----
Consumer Staples -- (3.5%)
    Other Securities........................              725,010,505            4.1%
                                                       --------------           -----
Energy -- (5.3%)
#   Delek US Holdings, Inc..................   848,460     40,191,550            0.2%
#*  Matador Resources Co.................... 1,114,338     36,483,426            0.2%
#   PBF Energy, Inc. Class A................ 1,320,944     50,631,784            0.3%
#*  PDC Energy, Inc.........................   705,692     37,782,750            0.2%
#*  SRC Energy, Inc......................... 3,217,843     35,524,987            0.2%
#*  Whiting Petroleum Corp..................   902,306     36,832,131            0.2%
    Other Securities........................              847,193,187            4.9%
                                                       --------------           -----
Total Energy................................            1,084,639,815            6.2%
                                                       --------------           -----
Financials -- (17.6%)
    Aspen Insurance Holdings, Ltd...........   871,501     36,995,217            0.2%
    Associated Banc-Corp.................... 1,647,398     43,573,677            0.3%
#   BancorpSouth Bank....................... 1,522,695     50,325,070            0.3%
    Cathay General Bancorp.................. 1,533,107     61,339,611            0.4%
#   Columbia Banking System, Inc............ 1,055,984     42,461,117            0.2%
    Evercore, Inc. Class A..................   494,814     50,099,917            0.3%
    FirstCash, Inc..........................   672,030     58,265,001            0.3%
    Fulton Financial Corp................... 2,145,209     36,254,032            0.2%
*   Green Dot Corp. Class A.................   636,314     38,694,254            0.2%
#   Interactive Brokers Group, Inc. Class A.   640,652     47,536,378            0.3%
    Popular, Inc............................   764,532     35,390,186            0.2%
    Primerica, Inc..........................   482,119     46,645,013            0.3%
#   Selective Insurance Group, Inc..........   763,279     45,186,117            0.3%
#   Sterling Bancorp........................ 2,509,716     59,605,755            0.3%
    TCF Financial Corp...................... 2,155,314     53,516,447            0.3%
    UMB Financial Corp......................   486,895     37,286,419            0.2%
#   Valley National Bancorp................. 2,903,022     36,432,926            0.2%
    Other Securities........................            2,842,386,551           16.2%
                                                       --------------           -----
Total Financials............................            3,621,993,688           20.7%
                                                       --------------           -----
Health Care -- (7.4%)
    Cantel Medical Corp.....................   383,723     43,003,837            0.3%
#   Chemed Corp.............................   137,239     42,299,805            0.3%
*   Haemonetics Corp........................   455,907     35,578,982            0.2%
    Other Securities........................            1,398,004,039            7.9%
                                                       --------------           -----
Total Health Care...........................            1,518,886,663            8.7%
                                                       --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (16.2%)
*     ASGN, Inc.....................................................     506,767 $    40,860,623            0.2%
#*    Cimpress NV...................................................     314,031      45,160,798            0.3%
      Insperity, Inc................................................     449,144      36,043,806            0.2%
#*    KLX, Inc......................................................     562,905      44,036,058            0.3%
#     Terex Corp....................................................   1,116,268      40,766,107            0.2%
      Other Securities..............................................               3,124,014,195           17.8%
                                                                                 ---------------          ------
Total Industrials...................................................               3,330,881,587           19.0%
                                                                                 ---------------          ------
Information Technology -- (11.2%)
*     CACI International, Inc. Class A..............................     241,640      36,499,722            0.2%
#*    Ciena Corp....................................................   1,408,658      36,272,943            0.2%
#*    Conduent, Inc.................................................   1,942,896      37,808,756            0.2%
#*    Cree, Inc.....................................................   1,214,607      45,329,133            0.3%
      Entegris, Inc.................................................   1,229,681      39,595,728            0.2%
      MKS Instruments, Inc..........................................     349,516      35,790,438            0.2%
*     Silicon Laboratories, Inc.....................................     421,780      39,183,362            0.2%
*     Zynga, Inc. Class A...........................................  10,461,381      36,091,764            0.2%
      Other Securities..............................................               2,012,047,161           11.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,318,619,007           13.2%
                                                                                 ---------------          ------
Materials -- (4.7%)
      Other Securities..............................................                 959,156,562            5.5%
                                                                                 ---------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................                 127,466,427            0.7%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 166,880,395            1.0%
                                                                                 ---------------          ------
Utilities -- (2.9%)
      ALLETE, Inc...................................................     475,869      36,361,150            0.2%
      WGL Holdings, Inc.............................................     421,322      35,854,502            0.2%
      Other Securities..............................................                 534,552,009            3.1%
                                                                                 ---------------          ------
Total Utilities.....................................................                 606,767,661            3.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              17,304,183,137           98.8%
                                                                                 ---------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   1,709,186            0.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,845            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              17,305,922,168
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 169,289,827     169,289,827            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................ 269,966,850   3,123,516,458           17.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,354,354,169)..........................................               $20,598,728,453          117.6%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,113    06/15/18  $151,164,635 $147,305,550  $(3,859,085)
                                               ------------ ------------  ------------
Total futures contracts..                      $151,164,635 $147,305,550  $(3,859,085)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,843,879,477  $        1,350   --    $ 2,843,880,827
  Consumer Staples............     725,010,505              --   --        725,010,505
  Energy......................   1,084,639,815              --   --      1,084,639,815
  Financials..................   3,621,858,586         135,102   --      3,621,993,688
  Health Care.................   1,518,886,663              --   --      1,518,886,663
  Industrials.................   3,330,881,587              --   --      3,330,881,587
  Information Technology......   2,318,577,147          41,860   --      2,318,619,007
  Materials...................     959,156,562              --   --        959,156,562
  Real Estate.................     127,466,427              --   --        127,466,427
  Telecommunication Services..     166,880,395              --   --        166,880,395
  Utilities...................     606,767,661              --   --        606,767,661
Preferred Stocks
  Consumer Discretionary......       1,709,186              --   --          1,709,186
Rights/Warrants...............              --          29,845   --             29,845
Temporary Cash Investments....     169,289,827              --   --        169,289,827
Securities Lending Collateral.              --   3,123,516,458   --      3,123,516,458
Futures Contracts**...........      (3,859,085)             --   --         (3,859,085)
                               ---------------  --------------   --    ---------------
TOTAL......................... $17,471,144,753  $3,123,724,615   --    $20,594,869,368
                               ===============  ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.2%)
Consumer Discretionary -- (12.7%)
#   Caleres, Inc............................   493,103 $   16,139,261            0.3%
    Callaway Golf Co........................ 1,105,362     19,078,548            0.3%
#*  Cavco Industries, Inc...................    96,967     16,518,328            0.3%
    La-Z-Boy, Inc...........................   558,862     16,095,226            0.3%
#*  Shutterfly, Inc.........................   213,257     17,256,756            0.3%
#   Sonic Corp..............................   605,445     15,687,080            0.2%
    Other Securities........................              837,176,853           12.8%
                                                       --------------           -----
Total Consumer Discretionary................              937,952,052           14.5%
                                                       --------------           -----
Consumer Staples -- (3.1%)
#   Calavo Growers, Inc.....................   186,492     17,474,300            0.3%
    Inter Parfums, Inc......................   301,212     15,422,054            0.2%
#   MGP Ingredients, Inc....................   188,068     18,015,034            0.3%
#*  USANA Health Sciences, Inc..............   166,462     17,570,064            0.3%
#   WD-40 Co................................   144,160     19,014,704            0.3%
    Other Securities........................              141,297,795            2.2%
                                                       --------------           -----
Total Consumer Staples......................              228,793,951            3.6%
                                                       --------------           -----
Energy -- (4.3%)
    Other Securities........................              317,128,604            4.9%
                                                       --------------           -----
Financials -- (19.3%)
#   Ameris Bancorp..........................   332,383     17,184,201            0.3%
#*  BofI Holding, Inc.......................   403,609     16,257,371            0.3%
    Boston Private Financial Holdings, Inc..   956,143     15,346,095            0.2%
    FBL Financial Group, Inc. Class A.......   215,835     16,781,171            0.3%
    First Financial Bancorp.................   841,680     26,049,996            0.4%
*   Green Dot Corp. Class A.................   285,832     17,381,444            0.3%
    Horace Mann Educators Corp..............   410,677     18,357,262            0.3%
#   Independent Bank Corp...................   207,836     15,026,543            0.2%
    Infinity Property & Casualty Corp.......   121,048     15,978,336            0.3%
#   Walker & Dunlop, Inc....................   339,012     19,360,975            0.3%
    Other Securities........................            1,256,342,503           19.3%
                                                       --------------           -----
Total Financials............................            1,434,065,897           22.2%
                                                       --------------           -----
Health Care -- (9.1%)
#*  Amedisys, Inc...........................   228,635     15,110,487            0.2%
    CONMED Corp.............................   269,310     17,513,229            0.3%
*   Emergent BioSolutions, Inc..............   301,686     15,645,436            0.3%
#*  Integer Holdings Corp...................   281,395     15,448,585            0.2%
#*  LHC Group, Inc..........................   288,756     21,489,222            0.3%
*   Merit Medical Systems, Inc..............   398,201     19,312,748            0.3%
#*  Omnicell, Inc...........................   390,314     16,822,533            0.3%
    Other Securities........................              551,355,567            8.5%
                                                       --------------           -----
Total Health Care...........................              672,697,807           10.4%
                                                       --------------           -----
Industrials -- (18.5%)
#   Albany International Corp. Class A......   261,344     15,458,498            0.2%
#*  Axon Enterprise, Inc....................   376,999     15,826,418            0.2%
*   Chart Industries, Inc...................   336,140     19,072,584            0.3%
    Comfort Systems USA, Inc................   378,197     15,959,913            0.3%
    Exponent, Inc...........................   240,120     20,746,368            0.3%
    Forward Air Corp........................   306,722     16,559,921            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
Industrials -- (Continued)
      Insperity, Inc..........................................    250,532 $   20,105,193            0.3%
      Kaman Corp..............................................    281,442     17,066,643            0.3%
      Korn/Ferry International................................    291,758     15,597,383            0.2%
      SkyWest, Inc............................................    302,118     17,190,514            0.3%
      Other Securities........................................             1,197,489,189           18.5%
                                                                          --------------          ------
Total Industrials.............................................             1,371,072,624           21.2%
                                                                          --------------          ------
Information Technology -- (10.9%)
      Cabot Microelectronics Corp.............................    169,883     17,234,630            0.3%
*     ExlService Holdings, Inc................................    265,274     15,335,490            0.2%
      Methode Electronics, Inc................................    408,852     16,313,195            0.3%
*     Virtusa Corp............................................    358,465     17,256,505            0.3%
      Other Securities........................................               742,560,349           11.4%
                                                                          --------------          ------
Total Information Technology..................................               808,700,169           12.5%
                                                                          --------------          ------
Materials -- (4.5%)
*     Ferro Corp..............................................    883,136     19,437,823            0.3%
      Innospec, Inc...........................................    254,933     18,533,629            0.3%
#     Kaiser Aluminum Corp....................................    167,047     16,460,811            0.3%
      Quaker Chemical Corp....................................    104,311     15,332,674            0.2%
      Other Securities........................................               263,636,016            4.1%
                                                                          --------------          ------
Total Materials...............................................               333,400,953            5.2%
                                                                          --------------          ------
Real Estate -- (0.9%)
      Other Securities........................................                68,999,839            1.1%
                                                                          --------------          ------
Telecommunication Services -- (1.1%)
      Shenandoah Telecommunications Co........................    497,484     18,780,021            0.3%
#*    Vonage Holdings Corp....................................  1,577,569     17,637,221            0.3%
      Other Securities........................................                46,517,466            0.7%
                                                                          --------------          ------
Total Telecommunication Services..............................                82,934,708            1.3%
                                                                          --------------          ------
Utilities -- (1.8%)
#     American States Water Co................................    338,714     18,873,144            0.3%
#     California Water Service Group..........................    430,087     16,665,871            0.3%
      Other Securities........................................                97,526,792            1.5%
                                                                          --------------          ------
Total Utilities...............................................               133,065,807            2.1%
                                                                          --------------          ------
TOTAL COMMON STOCKS...........................................             6,388,812,411           99.0%
                                                                          --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities........................................                 1,599,809            0.0%
                                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................................             6,390,412,220
                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 68,450,273     68,450,273            1.1%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund.......................... 82,356,253    952,861,850           14.7%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,363,364).....................................              $7,411,724,343          114.8%
                                                                          ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    441     06/15/18  $59,244,846 $58,366,350   $(878,496)
                                               ----------- -----------   ----------
Total futures contracts..                      $59,244,846 $58,366,350   $(878,496)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  937,940,573  $     11,479   --    $  937,952,052
  Consumer Staples............    228,793,951            --   --       228,793,951
  Energy......................    317,128,604            --   --       317,128,604
  Financials..................  1,433,958,382       107,515   --     1,434,065,897
  Health Care.................    672,697,807            --   --       672,697,807
  Industrials.................  1,371,072,624            --   --     1,371,072,624
  Information Technology......    808,679,091        21,078   --       808,700,169
  Materials...................    333,400,953            --   --       333,400,953
  Real Estate.................     68,999,839            --   --        68,999,839
  Telecommunication Services..     82,934,708            --   --        82,934,708
  Utilities...................    133,065,807            --   --       133,065,807
Preferred Stocks
  Consumer Discretionary......      1,599,809            --   --         1,599,809
Temporary Cash Investments....     68,450,273            --   --        68,450,273
Securities Lending Collateral.             --   952,861,850   --       952,861,850
Futures Contracts**...........       (878,496)           --   --          (878,496)
                               --------------  ------------   --    --------------
TOTAL......................... $6,457,843,925  $953,001,922   --    $7,410,845,847
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                              Percentage
                                        Shares    Value+    of Net Assets**
                                        ------    ------    ---------------
     COMMON STOCKS -- (96.5%)
     Consumer Discretionary -- (21.6%)
     *   Amazon.com, Inc...............   9,882 $15,476,497            4.1%
         Best Buy Co., Inc.............  26,735   2,046,030            0.5%
     *   Booking Holdings, Inc.........   1,900   4,138,200            1.1%
         Comcast Corp. Class A......... 207,454   6,511,981            1.7%
         General Motors Co.............  58,674   2,155,683            0.6%
         Home Depot, Inc. (The)........  44,398   8,204,750            2.2%
         Lowe's Cos., Inc..............  34,554   2,848,286            0.8%
         NIKE, Inc. Class B............  50,188   3,432,357            0.9%
         Starbucks Corp................  59,694   3,436,584            0.9%
         Target Corp...................  27,551   2,000,203            0.5%
         TJX Cos., Inc. (The)..........  25,534   2,166,560            0.6%
         Other Securities..............          31,781,151            8.3%
                                                -----------           -----
     Total Consumer Discretionary......          84,198,282           22.2%
                                                -----------           -----
     Consumer Staples -- (10.8%)
         Altria Group, Inc.............  99,762   5,597,646            1.5%
         Coca-Cola Co. (The)........... 139,399   6,023,431            1.6%
         Costco Wholesale Corp.........  19,530   3,850,535            1.0%
         Kroger Co. (The)..............  72,175   1,818,088            0.5%
         PepsiCo, Inc..................  61,999   6,258,179            1.7%
         Walmart, Inc..................  69,502   6,148,147            1.6%
         Other Securities..............          12,317,409            3.2%
                                                -----------           -----
     Total Consumer Staples............          42,013,435           11.1%
                                                -----------           -----
     Energy -- (1.0%)
         Other Securities..............           4,121,758            1.1%
                                                -----------           -----
     Financials -- (3.5%)
         American Express Co...........  34,262   3,383,372            0.9%
         Marsh & McLennan Cos., Inc....  23,613   1,924,459            0.5%
         Other Securities..............           8,209,319            2.1%
                                                -----------           -----
     Total Financials..................          13,517,150            3.5%
                                                -----------           -----
     Health Care -- (8.6%)
         AbbVie, Inc...................  60,005   5,793,483            1.5%
         Amgen, Inc....................  37,225   6,495,018            1.7%
     *   Biogen, Inc...................  10,164   2,780,870            0.7%
         Gilead Sciences, Inc..........  73,848   5,334,041            1.4%
         Humana, Inc...................   6,719   1,976,595            0.5%
         Other Securities..............          11,354,102            3.1%
                                                -----------           -----
     Total Health Care.................          33,734,109            8.9%
                                                -----------           -----
     Industrials -- (19.1%)
         3M Co.........................  25,546   4,965,887            1.3%
         Boeing Co. (The)..............  21,469   7,161,200            1.9%
         Caterpillar, Inc..............  31,722   4,579,388            1.2%
         Deere & Co....................  14,542   1,967,969            0.5%
         Delta Air Lines, Inc..........  37,804   1,974,125            0.5%
         FedEx Corp....................  10,904   2,695,469            0.7%
         Honeywell International, Inc..  32,412   4,689,368            1.2%
         Lockheed Martin Corp..........   6,780   2,175,295            0.6%
         Northrop Grumman Corp.........   6,106   1,966,376            0.5%
         Union Pacific Corp............  38,372   5,127,650            1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                      Shares      Value+    of Net Assets**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     United Continental Holdings, Inc..............................    30,505 $  2,060,308            0.5%
      United Parcel Service, Inc. Class B...........................    24,946    2,831,371            0.7%
      Waste Management, Inc.........................................    22,100    1,796,509            0.5%
      Other Securities..............................................             30,354,202            8.1%
                                                                               ------------          ------
Total Industrials...................................................             74,345,117           19.6%
                                                                               ------------          ------
Information Technology -- (24.8%)
      Accenture P.L.C. Class A......................................    27,652    4,180,982            1.1%
      Apple, Inc....................................................    89,989   14,871,582            3.9%
      Applied Materials, Inc........................................    53,426    2,653,669            0.7%
      Automatic Data Processing, Inc................................    18,107    2,138,075            0.6%
      International Business Machines Corp..........................    43,611    6,321,851            1.7%
      Mastercard, Inc. Class A......................................    35,826    6,386,701            1.7%
*     Micron Technology, Inc........................................    63,854    2,936,007            0.8%
      Microsoft Corp................................................   154,653   14,463,149            3.8%
      NVIDIA Corp...................................................    22,785    5,124,347            1.3%
      Texas Instruments, Inc........................................    44,597    4,523,474            1.2%
      Visa, Inc. Class A............................................    73,493    9,324,792            2.5%
      Other Securities..............................................             23,754,179            6.2%
                                                                               ------------          ------
Total Information Technology........................................             96,678,808           25.5%
                                                                               ------------          ------
Materials -- (3.9%)
      LyondellBasell Industries NV Class A..........................    17,345    1,833,887            0.5%
      Other Securities..............................................             13,293,706            3.5%
                                                                               ------------          ------
Total Materials.....................................................             15,127,593            4.0%
                                                                               ------------          ------
Telecommunication Services -- (3.1%)
      Verizon Communications, Inc...................................   210,719   10,398,982            2.7%
      Other Securities..............................................              1,531,510            0.4%
                                                                               ------------          ------
Total Telecommunication Services....................................             11,930,492            3.1%
                                                                               ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                360,251            0.1%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            376,026,995           99.1%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            376,026,995
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,636,478    2,636,478            0.7%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................................   954,395   11,042,353            2.9%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $376,352,979).............................................             $389,705,826          102.7%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 84,198,282          --   --    $ 84,198,282
    Consumer Staples............   42,013,435          --   --      42,013,435
    Energy......................    4,121,758          --   --       4,121,758
    Financials..................   13,517,150          --   --      13,517,150
    Health Care.................   33,734,109          --   --      33,734,109
    Industrials.................   74,345,117          --   --      74,345,117
    Information Technology......   96,678,808          --   --      96,678,808
    Materials...................   15,127,593          --   --      15,127,593
    Telecommunication Services..   11,930,492          --   --      11,930,492
    Utilities...................      360,251          --   --         360,251
  Temporary Cash Investments....    2,636,478          --   --       2,636,478
  Securities Lending Collateral.           -- $11,042,353   --      11,042,353
                                 ------------ -----------   --    ------------
  TOTAL......................... $378,663,473 $11,042,353   --    $389,705,826
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (92.5%)
Real Estate -- (92.5%)
#   Alexandria Real Estate Equities, Inc..........   892,956 $  111,235,529            1.3%
    American Campus Communities, Inc.............. 1,255,493     49,102,331            0.6%
#   American Homes 4 Rent Class A................. 2,283,779     46,132,336            0.6%
    American Tower Corp........................... 3,246,594    442,705,558            5.3%
    Apartment Investment & Management Co. Class A. 1,491,202     60,542,801            0.7%
    AvalonBay Communities, Inc.................... 1,294,940    211,075,220            2.5%
    Boston Properties, Inc........................ 1,477,060    179,329,855            2.1%
    Brixmor Property Group, Inc................... 2,888,376     43,007,919            0.5%
    Camden Property Trust.........................   831,494     71,009,588            0.9%
    Crown Castle International Corp............... 2,723,366    274,705,928            3.3%
    CubeSmart..................................... 1,710,433     50,355,148            0.6%
    DCT Industrial Trust, Inc.....................   894,750     58,668,757            0.7%
#   Digital Realty Trust, Inc..................... 1,902,197    201,043,201            2.4%
    Douglas Emmett, Inc........................... 1,423,845     53,066,703            0.6%
    Duke Realty Corp.............................. 3,372,012     91,381,525            1.1%
    Equinix, Inc..................................   720,471    303,166,992            3.6%
    Equity LifeStyle Properties, Inc..............   780,714     69,608,460            0.8%
    Equity Residential............................ 3,456,874    213,323,695            2.5%
    Essex Property Trust, Inc.....................   629,004    150,765,969            1.8%
#   Extra Space Storage, Inc...................... 1,196,092    107,157,882            1.3%
    Federal Realty Investment Trust...............   683,759     79,213,480            1.0%
    Forest City Realty Trust, Inc. Class A........ 2,292,067     45,978,864            0.6%
    Gaming and Leisure Properties, Inc............ 1,870,000     64,084,900            0.8%
    GGP, Inc...................................... 5,475,114    109,447,529            1.3%
    HCP, Inc...................................... 4,450,308    103,959,195            1.2%
#   Healthcare Trust of America, Inc. Class A..... 1,788,675     44,698,988            0.5%
    Host Hotels & Resorts, Inc.................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc................ 1,467,570     48,239,026            0.6%
#   Iron Mountain, Inc............................ 2,406,163     81,665,172            1.0%
    Kilroy Realty Corp............................   928,148     66,520,367            0.8%
#   Kimco Realty Corp............................. 4,041,002     58,634,939            0.7%
    Liberty Property Trust........................ 1,442,711     60,334,174            0.7%
#   Macerich Co. (The)............................ 1,318,443     75,968,686            0.9%
    Mid-America Apartment Communities, Inc........ 1,102,863    100,867,850            1.2%
#   National Retail Properties, Inc............... 1,396,299     53,115,214            0.6%
#   Omega Healthcare Investors, Inc............... 1,865,077     48,454,700            0.6%
    Prologis, Inc................................. 4,905,234    318,398,739            3.8%
#   Public Storage................................ 1,417,866    286,097,001            3.4%
#   Realty Income Corp............................ 2,544,343    128,514,765            1.5%
#   Regency Centers Corp.......................... 1,577,470     92,834,109            1.1%
*   SBA Communications Corp....................... 1,053,536    168,808,073            2.0%
    Simon Property Group, Inc..................... 2,848,508    445,335,741            5.3%
#   SL Green Realty Corp..........................   968,768     94,687,384            1.1%
    Sun Communities, Inc..........................   707,995     66,445,331            0.8%
    UDR, Inc...................................... 2,540,787     91,849,450            1.1%
    Ventas, Inc................................... 3,366,639    173,112,577            2.1%
    VEREIT, Inc................................... 9,261,049     62,975,133            0.8%
    Vornado Realty Trust.......................... 1,639,064    111,505,524            1.3%
    Welltower, Inc................................ 3,448,237    184,273,785            2.2%
#   WP Carey, Inc.................................   959,557     61,267,714            0.7%
    Other Securities..............................            1,950,571,884           23.3%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            8,204,850,457           97.9%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            8,204,850,457
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           Percentage
                                                                 Shares       Value+     of Net Assets**
                                                                 ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 1.630%........................................... 76,303,834 $   76,303,834            0.9%
                                                                          --------------          ------

SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund.......................... 51,017,424    590,271,592            7.0%
                                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,089,203,943).....................................              $8,871,425,883          105.8%
                                                                          ==============          ======

At April 30, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    528     06/15/18  $72,290,792 $69,880,800  $(2,409,992)
                                               ----------- -----------  ------------
Total futures contracts..                      $72,290,792 $69,880,800  $(2,409,992)
                                               =========== ===========  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Real Estate................. $8,204,850,457            --   --    $8,204,850,457
Temporary Cash Investments....     76,303,834            --   --        76,303,834
Securities Lending Collateral.             --  $590,271,592   --       590,271,592
Futures Contracts**...........     (2,409,992)           --   --        (2,409,992)
                               --------------  ------------   --    --------------
TOTAL......................... $8,278,744,299  $590,271,592   --    $8,869,015,891
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
 COMMON STOCKS -- (91.0%)
 AUSTRALIA -- (5.1%)
     BHP Billiton, Ltd................... 842,811 $ 19,662,146            0.4%
 #   Commonwealth Bank of Australia...... 461,654   24,857,495            0.5%
     CSL, Ltd............................ 133,309   17,075,421            0.3%
 #   National Australia Bank, Ltd........ 666,762   14,494,762            0.3%
 #   Westpac Banking Corp................ 807,067   17,336,155            0.4%
     Other Securities....................          178,889,335            3.6%
                                                  ------------            ----
 TOTAL AUSTRALIA.........................          272,315,314            5.5%
                                                  ------------            ----

 AUSTRIA -- (0.3%)
     Other Securities....................           14,406,459            0.3%
                                                  ------------            ----

 BELGIUM -- (1.0%)
 #   Anheuser-Busch InBev SA/NV.......... 240,375   23,877,301            0.5%
     Other Securities....................           28,459,651            0.5%
                                                  ------------            ----
 TOTAL BELGIUM...........................           52,336,952            1.0%
                                                  ------------            ----

 CANADA -- (7.8%)
     Royal Bank of Canada................ 239,620   18,222,280            0.4%
     Other Securities....................          399,694,111            8.0%
                                                  ------------            ----
 TOTAL CANADA............................          417,916,391            8.4%
                                                  ------------            ----

 DENMARK -- (1.5%)
     Novo Nordisk A.S. Class B........... 483,626   22,743,922            0.5%
     Other Securities....................           55,869,431            1.1%
                                                  ------------            ----
 TOTAL DENMARK...........................           78,613,353            1.6%
                                                  ------------            ----

 FINLAND -- (1.0%)
     Other Securities....................           52,495,498            1.0%
                                                  ------------            ----

 FRANCE -- (8.8%)
     Air Liquide SA...................... 118,456   15,396,474            0.3%
     Airbus SE........................... 171,642   20,147,867            0.4%
     BNP Paribas SA...................... 281,596   21,739,002            0.4%
 #   L'Oreal SA..........................  68,023   16,379,233            0.3%
     LVMH Moet Hennessy Louis Vuitton SE.  84,168   29,291,458            0.6%
 #   Sanofi.............................. 238,754   18,876,431            0.4%
     Total SA............................ 478,047   30,046,060            0.6%
 #   Vinci SA............................ 150,019   14,999,446            0.3%
     Other Securities....................          307,379,559            6.2%
                                                  ------------            ----
 TOTAL FRANCE............................          474,255,530            9.5%
                                                  ------------            ----

 GERMANY -- (7.1%)
     Allianz SE..........................  70,671   16,715,374            0.3%
     BASF SE............................. 243,976   25,384,094            0.5%
     Bayer AG............................ 185,881   22,216,414            0.4%
     Daimler AG.......................... 326,426   25,662,975            0.5%
     Deutsche Telekom AG................. 950,035   16,629,046            0.3%
     SAP SE.............................. 205,747   22,859,640            0.5%
     Siemens AG.......................... 165,969   21,077,208            0.4%
     Other Securities....................          229,217,980            4.7%
                                                  ------------            ----
 TOTAL GERMANY...........................          379,762,731            7.6%
                                                  ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,407,600 $   30,454,394            0.6%
    Other Securities......................              120,519,004            2.4%
                                                     --------------           -----
TOTAL HONG KONG...........................              150,973,398            3.0%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               27,898,520            0.6%
                                                     --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................               20,540,578            0.4%
                                                     --------------           -----

ITALY -- (2.1%)
    Enel SpA.............................. 2,271,536     14,409,989            0.3%
    Other Securities......................               99,293,342            2.0%
                                                     --------------           -----
TOTAL ITALY...............................              113,703,331            2.3%
                                                     --------------           -----

JAPAN -- (21.8%)
    KDDI Corp.............................   545,800     14,651,234            0.3%
    Keyence Corp..........................    26,902     16,404,281            0.3%
    SoftBank Group Corp...................   255,888     19,552,066            0.4%
    Sony Corp.............................   358,400     16,739,465            0.3%
    Sumitomo Mitsui Financial Group, Inc..   341,940     14,251,458            0.3%
    Toyota Motor Corp.....................   456,923     29,961,512            0.6%
    Other Securities......................            1,057,813,532           21.3%
                                                     --------------           -----
TOTAL JAPAN...............................            1,169,373,548           23.5%
                                                     --------------           -----

NETHERLANDS -- (2.9%)
#   Unilever NV...........................   268,265     15,379,248            0.3%
    Other Securities......................              138,851,932            2.8%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              154,231,180            3.1%
                                                     --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................               13,775,753            0.3%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               41,208,006            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                8,251,850            0.2%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................               61,548,842            1.2%
                                                     --------------           -----

SPAIN -- (2.7%)
#   Banco Santander SA.................... 3,760,684     24,297,484            0.5%
    Other Securities......................              118,997,784            2.4%
                                                     --------------           -----
TOTAL SPAIN...............................              143,295,268            2.9%
                                                     --------------           -----

SWEDEN -- (2.3%)
    Other Securities......................              125,563,588            2.5%
                                                     --------------           -----

SWITZERLAND -- (6.0%)
    Nestle SA.............................   825,815     63,975,951            1.3%
    Novartis AG...........................   437,543     33,679,563            0.7%
    Roche Holding AG......................   205,182     45,588,846            0.9%
    Other Securities......................              181,053,529            3.6%
                                                     --------------           -----
TOTAL SWITZERLAND.........................              324,297,889            6.5%
                                                     --------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C............................    599,142 $   14,097,362            0.3%
#     AstraZeneca P.L.C. Sponsored ADR................    461,956     16,413,297            0.3%
      BP P.L.C. Sponsored ADR.........................    841,441     37,519,832            0.8%
      British American Tobacco P.L.C..................    330,890     18,148,482            0.4%
      Diageo P.L.C. Sponsored ADR.....................    128,576     18,252,649            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR............    428,638     17,192,670            0.3%
      Glencore P.L.C..................................  2,981,961     14,364,087            0.3%
      HSBC Holdings P.L.C.............................  1,761,358     17,536,040            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    582,677     29,285,346            0.6%
      Royal Dutch Shell P.L.C. Class A................    491,594     17,103,142            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    352,746     24,656,964            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    369,024     26,724,718            0.5%
      Unilever P.L.C. Sponsored ADR...................    274,641     15,371,657            0.3%
      Vodafone Group P.L.C............................  6,474,624     18,894,314            0.4%
      Other Securities................................               492,811,076            9.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               778,371,636           15.6%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             4,875,135,615           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities................................                28,971,363            0.6%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,971,363            0.6%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................             4,904,106,978
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund.................. 39,421,614    456,108,075            9.1%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,434,854,446).............................              $5,360,215,053          107.5%
                                                                  ==============          ======

At April 30, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI EAFE Index Future...     85     06/15/18  $ 8,606,123 $ 8,612,625  $     6,502
S&P 500(R) Emini Index...    229     06/15/18   31,349,302  30,308,150   (1,041,152)
                                               ----------- -----------  -----------
Total futures contracts..                      $39,955,425 $38,920,775  $(1,034,650)
                                               =========== ===========  ===========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  4,973,360  $  267,341,954   --    $  272,315,314
  Austria.....................           --      14,406,459   --        14,406,459
  Belgium.....................      928,442      51,408,510   --        52,336,952
  Canada......................  417,916,391              --   --       417,916,391
  Denmark.....................    2,839,260      75,774,093   --        78,613,353
  Finland.....................      703,730      51,791,768   --        52,495,498
  France......................   10,142,432     464,113,098   --       474,255,530
  Germany.....................   18,260,085     361,502,646   --       379,762,731
  Hong Kong...................    1,065,385     149,908,013   --       150,973,398
  Ireland.....................    6,618,862      21,279,658   --        27,898,520
  Israel......................    5,507,725      15,032,853   --        20,540,578
  Italy.......................    7,542,944     106,160,387   --       113,703,331
  Japan.......................   39,326,028   1,130,047,520   --     1,169,373,548
  Netherlands.................   40,214,980     114,016,200   --       154,231,180
  New Zealand.................           --      13,775,753   --        13,775,753
  Norway......................    1,213,874      39,994,132   --        41,208,006
  Portugal....................           --       8,251,850   --         8,251,850
  Singapore...................           --      61,548,842   --        61,548,842
  Spain.......................   12,204,543     131,090,725   --       143,295,268
  Sweden......................           --     125,563,588   --       125,563,588
  Switzerland.................   17,852,772     306,445,117   --       324,297,889
  United Kingdom..............  254,862,090     523,509,546   --       778,371,636
Preferred Stocks
  Germany.....................           --      28,971,363   --        28,971,363
Securities Lending Collateral.           --     456,108,075   --       456,108,075
Futures Contracts**...........   (1,034,650)             --   --        (1,034,650)
                               ------------  --------------   --    --------------
TOTAL......................... $841,138,253  $4,518,042,150   --    $5,359,180,403
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd... 2,805,657 $   56,399,836            0.2%
#   BHP Billiton, Ltd............................ 4,074,214     95,048,347            0.3%
#   Commonwealth Bank of Australia............... 1,329,108     71,565,056            0.3%
#   National Australia Bank, Ltd................. 2,691,791     58,516,939            0.2%
    Other Securities.............................            1,396,391,017            4.8%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,677,921,195            5.8%
                                                            --------------            ----

AUSTRIA -- (0.6%)
    Other Securities.............................              187,110,155            0.7%
                                                            --------------            ----

BELGIUM -- (1.2%)
    Other Securities.............................              382,942,533            1.3%
                                                            --------------            ----

CANADA -- (7.6%)
#   Bank of Montreal.............................   835,416     63,433,137            0.2%
#   Bank of Nova Scotia (The)....................   964,105     59,253,893            0.2%
#   Royal Bank of Canada.........................   699,021     53,160,547            0.2%
    Teck Resources, Ltd. Class B................. 2,119,223     53,256,074            0.2%
    Other Securities.............................            2,144,024,373            7.4%
                                                            --------------            ----
TOTAL CANADA.....................................            2,373,128,024            8.2%
                                                            --------------            ----

DENMARK -- (1.5%)
    Other Securities.............................              472,035,115            1.6%
                                                            --------------            ----

FINLAND -- (1.7%)
    Nokia Oyj.................................... 8,533,346     51,201,900            0.2%
    UPM-Kymmene Oyj.............................. 1,735,959     61,941,789            0.2%
    Other Securities.............................              430,522,558            1.5%
                                                            --------------            ----
TOTAL FINLAND....................................              543,666,247            1.9%
                                                            --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA............................... 1,121,695     86,594,018            0.3%
    Cie Generale des Etablissements Michelin SCA.   509,793     71,688,554            0.3%
    Orange SA.................................... 3,886,424     70,653,710            0.3%
#   Peugeot SA................................... 2,249,431     55,389,037            0.2%
    Total SA..................................... 1,939,637    121,909,456            0.4%
    Other Securities.............................            1,776,186,017            6.0%
                                                            --------------            ----
TOTAL FRANCE.....................................            2,182,420,792            7.5%
                                                            --------------            ----

GERMANY -- (6.7%)
    Allianz SE...................................   278,374     65,842,078            0.2%
    BASF SE...................................... 1,224,687    127,420,607            0.4%
    Bayer AG.....................................   427,990     51,153,173            0.2%
    Bayerische Motoren Werke AG..................   633,323     70,414,044            0.3%
    Daimler AG................................... 1,829,754    143,851,691            0.5%
    Deutsche Telekom AG.......................... 4,893,747     85,658,257            0.3%
    E.ON SE...................................... 5,371,567     58,817,351            0.2%
    Other Securities.............................            1,489,111,264            5.1%
                                                            --------------            ----
TOTAL GERMANY....................................            2,092,268,465            7.2%
                                                            --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd........................  8,634,000 $   77,163,762            0.3%
    Other Securities......................               722,061,555            2.5%
                                                      --------------           -----
TOTAL HONG KONG...........................               799,225,317            2.8%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................               154,474,043            0.5%
                                                      --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................               181,181,345            0.6%
                                                      --------------           -----

ITALY -- (3.1%)
    Fiat Chrysler Automobiles NV..........  2,878,006     63,945,750            0.2%
    Other Securities......................               912,292,606            3.2%
                                                      --------------           -----
TOTAL ITALY...............................               976,238,356            3.4%
                                                      --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd..........................  7,235,425     52,808,156            0.2%
    Honda Motor Co., Ltd..................  2,640,923     90,810,608            0.3%
    Mitsubishi UFJ Financial Group, Inc...  9,776,100     65,512,990            0.2%
    Nissan Motor Co., Ltd.................  4,846,600     50,988,496            0.2%
    Sumitomo Mitsui Financial Group, Inc..  1,276,170     53,188,520            0.2%
    Toyota Motor Corp.....................  2,741,740    179,782,316            0.6%
    Toyota Motor Corp. Sponsored ADR......    408,823     53,547,637            0.2%
    Other Securities......................             6,567,716,069           22.6%
                                                      --------------           -----
TOTAL JAPAN...............................             7,114,354,792           24.5%
                                                      --------------           -----

NETHERLANDS -- (2.6%)
    Akzo Nobel NV.........................    677,388     61,343,103            0.2%
    Koninklijke Ahold Delhaize NV.........  2,136,192     51,534,512            0.2%
    Other Securities......................               706,673,647            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               819,551,262            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               119,004,835            0.4%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               265,625,885            0.9%
                                                      --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................                73,383,353            0.3%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               315,521,217            1.1%
                                                      --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 13,286,562     85,843,433            0.3%
    Iberdrola SA..........................  7,957,435     61,478,656            0.2%
    Other Securities......................               561,700,522            1.9%
                                                      --------------           -----
TOTAL SPAIN...............................               709,022,611            2.4%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Other Securities......................               751,148,381            2.6%
                                                      --------------           -----

SWITZERLAND -- (5.0%)
    Nestle SA.............................  2,417,067    187,250,366            0.7%
    Novartis AG Sponsored ADR.............    953,193     73,100,371            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     181,779 $    58,066,650            0.2%
      Other Securities................................               1,246,489,022            4.2%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................               1,564,906,409            5.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (14.8%)
#     Anglo American P.L.C............................   3,796,420      89,326,915            0.3%
      BP P.L.C. Sponsored ADR.........................   4,304,042     191,917,233            0.7%
      British American Tobacco P.L.C..................   1,150,327      63,092,535            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   3,553,561     178,601,976            0.6%
      Lloyds Banking Group P.L.C......................  62,991,647      55,870,241            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..................   1,670,448      91,791,118            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   1,546,368     108,091,123            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   1,716,768     124,328,339            0.4%
#     Tesco P.L.C.....................................  23,595,438      76,424,108            0.3%
      Vodafone Group P.L.C............................  31,621,343      92,277,727            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   1,906,729      56,076,892            0.2%
      Other Securities................................               3,516,132,226           12.1%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               4,643,930,433           16.0%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              28,399,060,765           97.9%
                                                                   ---------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...................................     399,360      82,361,934            0.3%
      Other Securities................................                  85,840,577            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 168,202,511            0.6%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 168,202,511            0.6%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities................................                       2,233            0.0%
                                                                   ---------------          ------

NORWAY -- (0.0%)
      Other Securities................................                         125            0.0%
                                                                   ---------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                      15,492            0.0%
                                                                   ---------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      13,772            0.0%
                                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                      31,622            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              28,567,295,898
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................. 233,241,383   2,698,602,797            9.3%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $25,935,076,285)............................               $31,265,897,695          107.8%
                                                                   ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                          Unrealized
                         Number of Expiration   Notional      Market     Appreciation
Description              Contracts    Date       Value        Value     (Depreciation)
-----------              --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index..   1,860    06/15/18  $251,813,603 $246,171,000  $(5,642,603)
                                              ------------ ------------  ------------
Total futures contracts.                      $251,813,603 $246,171,000  $(5,642,603)
                                              ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $   43,684,275  $ 1,634,236,920   --    $ 1,677,921,195
  Austria.....................         79,464      187,030,691   --        187,110,155
  Belgium.....................     13,348,409      369,594,124   --        382,942,533
  Canada......................  2,373,124,353            3,671   --      2,373,128,024
  Denmark.....................     27,942,584      444,092,531   --        472,035,115
  Finland.....................      5,427,655      538,238,592   --        543,666,247
  France......................     77,443,747    2,104,977,045   --      2,182,420,792
  Germany.....................     82,198,856    2,010,069,609   --      2,092,268,465
  Hong Kong...................      1,549,313      797,676,004   --        799,225,317
  Ireland.....................     21,398,846      133,075,197   --        154,474,043
  Israel......................     24,667,932      156,513,413   --        181,181,345
  Italy.......................     21,576,510      954,661,846   --        976,238,356
  Japan.......................    127,232,257    6,987,122,535   --      7,114,354,792
  Netherlands.................    123,512,065      696,039,197   --        819,551,262
  New Zealand.................        145,245      118,859,590   --        119,004,835
  Norway......................     17,906,825      247,719,060   --        265,625,885
  Portugal....................        267,194       73,116,159   --         73,383,353
  Singapore...................         68,509      315,452,708   --        315,521,217
  Spain.......................     28,194,894      680,827,717   --        709,022,611
  Sweden......................      3,984,792      747,163,589   --        751,148,381
  Switzerland.................    110,881,642    1,454,024,767   --      1,564,906,409
  United Kingdom..............  1,081,111,093    3,562,819,340   --      4,643,930,433
Preferred Stocks
  Germany.....................             --      168,202,511   --        168,202,511
Rights/Warrants
  Hong Kong...................             --            2,233   --              2,233
  Norway......................             --              125   --                125
  Singapore...................             --           15,492   --             15,492
  Spain.......................             --           13,772   --             13,772
Securities Lending Collateral.             --    2,698,602,797   --      2,698,602,797
Futures Contracts**...........     (5,642,603)              --   --         (5,642,603)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,180,103,857  $27,080,151,235   --    $31,260,255,092
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                              ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company........................ $ 5,379,291,977
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company........................   3,726,507,128
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company........................   2,344,886,043
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company........................   1,599,373,548
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company........................   1,150,258,282
                                                              ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $14,200,316,978
                                                              ===============

At April 30, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...    920     06/15/18  $124,432,709 $121,762,000  $(2,670,709)
                                               ------------ ------------  ------------
Total futures contracts..                      $124,432,709 $121,762,000  $(2,670,709)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 ------------------------------------------------
                                     Level 1      Level 2 Level 3      Total
                                 ---------------  ------- ------- ---------------
Affiliated Investment Companies. $14,200,316,978    --      --    $14,200,316,978
Futures Contracts**.............      (2,670,709)   --      --         (2,670,709)
                                 ---------------    --      --    ---------------
TOTAL........................... $14,197,646,269    --      --    $14,197,646,269
                                 ===============    ==      ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc..................... 363,667 $12,953,808
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company........................           3,616,556
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company........................           3,207,640
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company........................           2,463,789
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company........................           1,583,287
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company........................           1,027,017
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company........................             716,076
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $24,409,630)...................................         $25,568,173
                                                                    ===========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $25,568,173    --      --    $25,568,173
                                     -----------    --      --    -----------
    TOTAL........................... $25,568,173    --      --    $25,568,173
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                             ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company.................... $715,031,790
                                                             ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $715,031,790
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series of
       The DFA Investment Trust Company...................... $372,785,993
                                                              ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY... $372,785,993
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                  Value+
                                                                -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company........................ $42,909,045
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY..... $42,909,045
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $757,212,687
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $757,212,687
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.1%)
   AUSTRALIA -- (16.7%)
       Dexus Property Group........ 12,740,966 $   90,607,946            1.6%
       Goodman Group............... 23,286,809    158,432,599            2.7%
       Mirvac Group................ 26,223,393     44,007,554            0.8%
       Scentre Group............... 66,397,764    200,687,918            3.5%
       Stockland................... 30,823,367     95,811,604            1.7%
       Vicinity Centres............ 41,773,566     76,486,309            1.3%
       Westfield Corp.............. 25,068,383    173,226,976            3.0%
       Other Securities............               170,035,281            2.8%
                                               --------------           -----
   TOTAL AUSTRALIA.................             1,009,296,187           17.4%
                                               --------------           -----

   BELGIUM -- (2.0%)
       Cofinimmo SA................    274,020     36,375,170            0.6%
       Other Securities............                85,669,672            1.5%
                                               --------------           -----
   TOTAL BELGIUM...................               122,044,842            2.1%
                                               --------------           -----

   CANADA -- (4.9%)
   #   RioCan REIT.................  1,965,677     35,747,932            0.6%
       Other Securities............               258,652,789            4.5%
                                               --------------           -----
   TOTAL CANADA....................               294,400,721            5.1%
                                               --------------           -----

   CHINA -- (0.2%)
       Other Securities............                14,495,662            0.3%
                                               --------------           -----

   FRANCE -- (10.7%)
       Fonciere Des Regions........    450,998     50,438,971            0.9%
       Gecina SA...................    577,669    100,139,077            1.7%
       ICADE.......................    466,762     46,384,208            0.8%
   #   Klepierre SA................  2,896,190    118,537,464            2.0%
       Unibail-Rodamco SE(B1YY4B3).    978,160    234,826,670            4.1%
       Unibail-Rodamco SE(7076242).    293,585     70,516,643            1.2%
       Other Securities............                23,781,173            0.4%
                                               --------------           -----
   TOTAL FRANCE....................               644,624,206           11.1%
                                               --------------           -----

   GERMANY -- (2.2%)
       Alstria Office REIT-AG......  2,109,189     31,731,047            0.5%
       GPT Group (The)............. 24,107,185     87,415,302            1.5%
       Other Securities............                15,019,082            0.3%
                                               --------------           -----
   TOTAL GERMANY...................               134,165,431            2.3%
                                               --------------           -----

   GREECE -- (0.0%)
       Other Securities............                 1,061,526            0.0%
                                               --------------           -----

   HONG KONG -- (4.9%)
       Link REIT................... 26,860,905    237,399,958            4.1%
       Other Securities............                58,696,060            1.0%
                                               --------------           -----
   TOTAL HONG KONG.................               296,096,018            5.1%
                                               --------------           -----

   IRELAND -- (0.3%)
       Other Securities............                15,131,233            0.3%
                                               --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ITALY -- (0.4%)
    Other Securities......................            $   24,072,879            0.4%
                                                      --------------           -----

JAPAN -- (20.1%)
    Activia Properties, Inc...............      7,073     31,342,643            0.5%
    Advance Residence Investment Corp.....     16,863     43,443,640            0.8%
#   Daiwa House REIT Investment Corp......     18,683     44,541,933            0.8%
    GLP J-Reit............................     30,929     33,247,621            0.6%
    Japan Hotel REIT Investment Corp......     51,518     38,979,170            0.7%
    Japan Prime Realty Investment Corp....     10,800     39,169,297            0.7%
    Japan Real Estate Investment Corp.....     15,302     79,277,510            1.4%
    Japan Retail Fund Investment Corp.....     33,214     62,269,492            1.1%
#   Kenedix Office Investment Corp........      5,790     35,517,805            0.6%
    Nippon Building Fund, Inc.............     16,810     94,456,949            1.6%
    Nippon Prologis REIT, Inc.............     21,927     46,212,536            0.8%
    Nomura Real Estate Master Fund, Inc...     46,705     65,286,730            1.1%
    Orix JREIT, Inc.......................     32,087     48,910,756            0.8%
    United Urban Investment Corp..........     38,320     58,857,200            1.0%
    Other Securities......................               496,021,185            8.5%
                                                      --------------           -----
TOTAL JAPAN...............................             1,217,534,467           21.0%
                                                      --------------           -----

MALAYSIA -- (0.5%)
    Other Securities......................                29,322,105            0.5%
                                                      --------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion S.A. de C.V.. 36,621,185     60,643,518            1.0%
    Other Securities......................                42,097,640            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................               102,741,158            1.8%
                                                      --------------           -----

NETHERLANDS -- (1.2%)
    Other Securities......................                74,611,742            1.3%
                                                      --------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................                48,490,940            0.8%
                                                      --------------           -----

SINGAPORE -- (8.1%)
    Ascendas REIT......................... 30,695,600     61,578,128            1.1%
    CapitaLand Commercial Trust........... 32,667,249     44,629,892            0.8%
    CapitaLand Mall Trust................. 31,558,300     49,835,815            0.9%
    Mapletree Commercial Trust............ 25,626,537     31,237,454            0.5%
    Suntec REIT........................... 33,882,500     49,804,106            0.9%
    Other Securities......................               250,432,368            4.2%
                                                      --------------           -----
TOTAL SINGAPORE...........................               487,517,763            8.4%
                                                      --------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd........... 31,668,977     73,924,033            1.3%
    Hyprop Investments, Ltd...............  3,324,050     30,347,165            0.5%
    Redefine Properties, Ltd.............. 70,206,030     67,468,919            1.2%
    Other Securities......................                62,707,722            1.0%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               234,447,839            4.0%
                                                      --------------           -----

SPAIN -- (1.6%)
    Merlin Properties Socimi SA...........  5,201,113     80,252,173            1.4%
    Other Securities......................                16,245,438            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................                96,497,611            1.7%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
TAIWAN -- (0.2%)
      Other Securities...............            $   11,449,928            0.2%
                                                 --------------          ------

TURKEY -- (0.4%)
      Other Securities...............                24,996,876            0.4%
                                                 --------------          ------

UNITED KINGDOM -- (13.3%)
      British Land Co. P.L.C. (The).. 13,250,011    122,362,572            2.1%
      Derwent London P.L.C...........  1,518,004     66,579,009            1.1%
      Great Portland Estates P.L.C...  4,044,340     38,970,871            0.7%
      Hammerson P.L.C................ 10,495,798     79,121,418            1.4%
#     Intu Properties P.L.C.......... 12,733,927     34,217,769            0.6%
      Land Securities Group P.L.C....  9,631,416    130,748,225            2.3%
#     Segro P.L.C.................... 14,352,829    127,363,410            2.2%
      Shaftesbury P.L.C..............  3,398,008     47,278,949            0.8%
      Other Securities...............               159,844,460            2.7%
                                                 --------------          ------
TOTAL UNITED KINGDOM.................               806,486,683           13.9%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             5,689,485,817           98.1%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             5,689,485,817
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund. 30,638,137    354,483,247            6.1%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,514,151,669)............              $6,043,969,064          104.2%
                                                 ==============          ======

At April 30, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    370     06/15/18  $48,304,593 $48,969,500    $664,907
                                               ----------- -----------    --------
Total futures contracts..                      $48,304,593 $48,969,500    $664,907
                                               =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $     56,028 $1,009,240,159   --    $1,009,296,187
  Belgium.....................           --    122,044,842   --       122,044,842
  Canada......................  294,400,721             --   --       294,400,721
  China.......................           --     14,495,662   --        14,495,662
  France......................   70,516,643    574,107,563   --       644,624,206
  Germany.....................           --    134,165,431   --       134,165,431
  Greece......................           --      1,061,526   --         1,061,526
  Hong Kong...................           --    296,096,018   --       296,096,018
  Ireland.....................           --     15,131,233   --        15,131,233
  Italy.......................           --     24,072,879   --        24,072,879
  Japan.......................           --  1,217,534,467   --     1,217,534,467
  Malaysia....................           --     29,322,105   --        29,322,105
  Mexico......................  102,741,158             --   --       102,741,158
  Netherlands.................           --     74,611,742   --        74,611,742
  New Zealand.................           --     48,490,940   --        48,490,940
  Singapore...................           --    487,517,763   --       487,517,763
  South Africa................           --    234,447,839   --       234,447,839
  Spain.......................           --     96,497,611   --        96,497,611
  Taiwan......................    2,364,127      9,085,801   --        11,449,928
  Turkey......................           --     24,996,876   --        24,996,876
  United Kingdom..............           --    806,486,683   --       806,486,683
Securities Lending Collateral.           --    354,483,247   --       354,483,247
Futures Contracts**...........      664,907             --   --           664,907
                               ------------ --------------   --    --------------
TOTAL......................... $470,743,584 $5,573,890,387   --    $6,044,633,971
                               ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (43.1%)
UNITED STATES -- (43.1%)
#   Alexandria Real Estate Equities, Inc..........   352,445 $   43,904,074            0.6%
    American Campus Communities, Inc..............   476,932     18,652,811            0.3%
#   American Homes 4 Rent Class A.................   894,639     18,071,716            0.3%
    American Tower Corp........................... 1,524,978    207,946,000            2.9%
#   Apartment Investment & Management Co. Class A.   549,057     22,291,714            0.3%
#   AvalonBay Communities, Inc....................   473,237     77,137,631            1.1%
    Boston Properties, Inc........................   528,226     64,131,919            0.9%
    Camden Property Trust.........................   322,978     27,582,321            0.4%
#   Crown Castle International Corp............... 1,391,266    140,337,001            2.0%
#   CubeSmart.....................................   655,345     19,293,357            0.3%
    DCT Industrial Trust, Inc.....................   339,254     22,244,885            0.3%
    Digital Realty Trust, Inc.....................   705,690     74,584,355            1.0%
#   Douglas Emmett, Inc...........................   564,085     21,023,448            0.3%
    Duke Realty Corp.............................. 1,243,551     33,700,232            0.5%
#   Equinix, Inc..................................   271,508    114,247,851            1.6%
    Equity LifeStyle Properties, Inc..............   292,766     26,103,017            0.4%
#   Equity Residential............................ 1,261,671     77,857,717            1.1%
#   Essex Property Trust, Inc.....................   226,314     54,245,203            0.8%
    Extra Space Storage, Inc......................   439,044     39,333,952            0.6%
#   Federal Realty Investment Trust...............   254,941     29,534,915            0.4%
    Gaming and Leisure Properties, Inc............   718,705     24,630,020            0.3%
    GGP, Inc...................................... 2,007,174     40,123,408            0.6%
    HCP, Inc...................................... 1,635,956     38,215,932            0.5%
#   Host Hotels & Resorts, Inc.................... 2,515,703     49,207,151            0.7%
    Hudson Pacific Properties, Inc................   558,331     18,352,340            0.3%
    Iron Mountain, Inc............................   942,393     31,984,818            0.4%
#   Kilroy Realty Corp............................   343,891     24,646,668            0.3%
#   Kimco Realty Corp............................. 1,488,059     21,591,736            0.3%
    Lamar Advertising Co. Class A.................   292,582     18,640,399            0.3%
    Liberty Property Trust........................   514,612     21,521,074            0.3%
#   Macerich Co. (The)............................   417,053     24,030,594            0.3%
    Mid-America Apartment Communities, Inc........   396,028     36,220,677            0.5%
    National Retail Properties, Inc...............   536,905     20,423,866            0.3%
#   Omega Healthcare Investors, Inc...............   695,403     18,066,570            0.3%
    Prologis, Inc................................. 1,801,015    116,903,884            1.6%
    Public Storage................................   536,910    108,337,700            1.5%
#   Realty Income Corp............................   974,074     49,200,478            0.7%
#   Regency Centers Corp..........................   532,093     31,313,649            0.4%
#*  SBA Communications Corp.......................   399,258     63,973,109            0.9%
#   Simon Property Group, Inc..................... 1,054,164    164,808,000            2.3%
#   SL Green Realty Corp..........................   332,157     32,465,025            0.5%
    Sun Communities, Inc..........................   278,287     26,117,235            0.4%
#   UDR, Inc......................................   932,108     33,695,704            0.5%
    Ventas, Inc................................... 1,220,604     62,763,458            0.9%
#   VEREIT, Inc................................... 3,381,590     22,994,812            0.3%
#   Vornado Realty Trust..........................   595,616     40,519,756            0.6%
    Welltower, Inc................................ 1,274,686     68,119,220            1.0%
#   WP Carey, Inc.................................   379,214     24,212,814            0.3%
    Other Securities..............................              795,646,161           10.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            3,160,950,377           44.2%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (54.2%)
UNITED STATES -- (54.2%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 476,534,331 $2,492,274,551           34.9%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,483,819,724           20.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,976,094,275           55.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              7,137,044,652
                                                                             --------------

                                                                                Value+
                                                                     -          ------             -
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund............................  16,900,562    195,539,503            2.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,783,552,540).......................................               $7,332,584,155          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $3,160,950,377           --   --    $3,160,950,377
Affiliated Investment Companies
  United States.................  3,976,094,275           --   --     3,976,094,275
Securities Lending Collateral...             -- $195,539,503   --       195,539,503
                                 -------------- ------------   --    --------------
TOTAL........................... $7,137,044,652 $195,539,503   --    $7,332,584,155
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (6.3%)
    Beach Energy, Ltd................ 45,369,328 $   53,508,636            0.3%
    Cleanaway Waste Management, Ltd.. 49,607,719     58,911,384            0.4%
    Downer EDI, Ltd.................. 14,055,450     72,340,258            0.5%
#   Metcash, Ltd..................... 22,580,986     60,948,548            0.4%
    OZ Minerals, Ltd.................  7,698,143     53,124,661            0.3%
    WorleyParsons, Ltd...............  4,370,365     53,269,395            0.3%
    Other Securities.................               723,084,566            4.4%
                                                 --------------            ----
TOTAL AUSTRALIA......................             1,075,187,448            6.6%
                                                 --------------            ----

AUSTRIA -- (1.0%)
    Wienerberger AG..................  2,684,294     67,638,559            0.4%
    Other Securities.................               110,841,762            0.7%
                                                 --------------            ----
TOTAL AUSTRIA........................               178,480,321            1.1%
                                                 --------------            ----

BELGIUM -- (1.4%)
    Ackermans & van Haaren NV........    332,154     59,935,741            0.4%
    Other Securities.................               170,765,314            1.0%
                                                 --------------            ----
TOTAL BELGIUM........................               230,701,055            1.4%
                                                 --------------            ----

CANADA -- (7.3%)
#   Canadian Western Bank............  2,378,567     63,115,992            0.4%
*   IAMGOLD Corp..................... 10,460,281     57,191,614            0.4%
    Other Securities.................             1,125,239,507            6.9%
                                                 --------------            ----
TOTAL CANADA.........................             1,245,547,113            7.7%
                                                 --------------            ----

DENMARK -- (1.5%)
    Jyske Bank A.S...................  1,224,516     73,323,500            0.5%
    Sydbank A.S......................  1,624,758     60,064,321            0.4%
    Other Securities.................               120,827,280            0.7%
                                                 --------------            ----
TOTAL DENMARK........................               254,215,101            1.6%
                                                 --------------            ----

FINLAND -- (2.3%)
#   Kesko Oyj Class B................  1,598,059     93,837,658            0.6%
    Metsa Board Oyj..................  5,022,622     56,275,033            0.4%
    Other Securities.................               245,453,110            1.4%
                                                 --------------            ----
TOTAL FINLAND........................               395,565,801            2.4%
                                                 --------------            ----

FRANCE -- (4.1%)
    Rexel SA.........................  6,155,587     95,422,366            0.6%
    Other Securities.................               612,454,090            3.8%
                                                 --------------            ----
TOTAL FRANCE.........................               707,876,456            4.4%
                                                 --------------            ----

GERMANY -- (6.5%)
    Aareal Bank AG...................  1,761,663     88,116,624            0.6%
    Aurubis AG.......................  1,158,293    103,509,990            0.6%
#   K+S AG...........................  3,048,592     89,536,076            0.6%
    Leoni AG.........................    845,772     52,968,412            0.3%
    Rheinmetall AG...................    981,706    128,290,590            0.8%
    Salzgitter AG....................  1,310,505     71,967,212            0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
  GERMANY -- (Continued)
      Other Securities..............            $  583,106,729            3.5%
                                                --------------           -----
  TOTAL GERMANY.....................             1,117,495,633            6.9%
                                                --------------           -----

  GREECE -- (0.0%)
      Other Securities..............                     2,074            0.0%
                                                --------------           -----

  HONG KONG -- (3.1%)
      Other Securities..............               536,685,914            3.3%
                                                --------------           -----

  IRELAND -- (0.3%)
      Other Securities..............                53,230,804            0.3%
                                                --------------           -----

  ISRAEL -- (0.6%)
      Other Securities..............               110,349,956            0.7%
                                                --------------           -----

  ITALY -- (4.7%)
  #   A2A SpA....................... 26,795,521     53,878,933            0.3%
  #*  Banco BPM SpA................. 21,480,343     77,916,524            0.5%
  #   BPER Banca.................... 14,472,034     83,539,576            0.5%
  #   Unione di Banche Italiane SpA. 25,149,018    129,535,502            0.8%
      Unipol Gruppo SpA............. 13,259,468     71,019,477            0.5%
      Other Securities..............               381,908,463            2.3%
                                                --------------           -----
  TOTAL ITALY.......................               797,798,475            4.9%
                                                --------------           -----

  JAPAN -- (26.3%)
      Other Securities..............             4,480,810,154           27.6%
                                                --------------           -----

  NETHERLANDS -- (2.2%)
      APERAM SA.....................  1,372,656     66,881,872            0.4%
      ASR Nederland NV..............  1,185,307     55,903,541            0.4%
  #   Boskalis Westminster..........  2,223,100     65,857,690            0.4%
      SBM Offshore NV...............  5,517,816     92,584,645            0.6%
      Other Securities..............                99,433,428            0.5%
                                                --------------           -----
  TOTAL NETHERLANDS.................               380,661,176            2.3%
                                                --------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..............                62,708,840            0.4%
                                                --------------           -----

  NORWAY -- (0.9%)
      Other Securities..............               153,017,985            0.9%
                                                --------------           -----

  PORTUGAL -- (0.4%)
      Other Securities..............                66,938,364            0.4%
                                                --------------           -----

  SINGAPORE -- (1.0%)
      Other Securities..............               163,979,947            1.0%
                                                --------------           -----

  SPAIN -- (2.6%)
  #   Acciona SA....................    827,998     69,258,969            0.4%
  #   Acerinox SA...................  3,881,667     54,512,294            0.3%
      Other Securities..............               322,600,636            2.0%
                                                --------------           -----
  TOTAL SPAIN.......................               446,371,899            2.7%
                                                --------------           -----

  SWEDEN -- (1.8%)
      Other Securities..............               300,272,081            1.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWITZERLAND -- (3.8%)
       GAM Holding AG..................   3,576,356 $    57,086,570            0.4%
       Helvetia Holding AG.............     145,920      86,678,146            0.5%
       Other Securities................                 499,670,336            3.1%
                                                    ---------------          ------
TOTAL SWITZERLAND......................                 643,435,052            4.0%
                                                    ---------------          ------

UNITED KINGDOM -- (14.4%)
       Beazley P.L.C...................   9,204,078      74,758,477            0.5%
       Bellway P.L.C...................   2,984,036     135,971,483            0.8%
       Bodycote P.L.C..................   4,114,367      50,655,576            0.3%
       Bovis Homes Group P.L.C.........   4,858,289      82,661,663            0.5%
       Centamin P.L.C..................  32,079,579      69,318,610            0.4%
       Close Brothers Group P.L.C......   2,519,808      53,054,940            0.3%
#      Greene King P.L.C...............   8,226,218      61,802,948            0.4%
       GVC Holdings P.L.C..............   4,115,032      50,370,441            0.3%
       Hiscox, Ltd.....................   6,782,867     138,699,753            0.9%
       Man Group P.L.C.................  27,961,852      69,447,443            0.4%
       Meggitt P.L.C...................  11,584,537      75,048,709            0.5%
       National Express Group P.L.C....   9,362,195      50,521,852            0.3%
       Phoenix Group Holdings..........   7,519,815      81,230,266            0.5%
       Redrow P.L.C....................   7,158,893      61,688,867            0.4%
       TP ICAP P.L.C...................   9,708,212      62,888,057            0.4%
       Vesuvius P.L.C..................   7,316,120      59,083,781            0.4%
       Other Securities................               1,285,093,572            7.9%
                                                    ---------------          ------
TOTAL UNITED KINGDOM...................               2,462,296,438           15.2%
                                                    ---------------          ------
TOTAL COMMON STOCKS....................              15,863,628,087           97.7%
                                                    ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                  13,893,015            0.1%
                                                    ---------------          ------
TOTAL PREFERRED STOCKS.................                  13,893,015            0.1%
                                                    ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
       Other Securities................                       1,530            0.0%
                                                    ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                      69,340            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                      70,870            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,877,591,971
                                                    ---------------

                                                        Value+
                                            -           ------             -

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@   DFA Short Term Investment Fund.. 103,157,323   1,193,530,223            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,876,072,692).............               $17,071,122,194          105.1%
                                                    ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At April 30, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,042    06/15/18  $142,458,860 $137,908,700  $(4,550,160)
                                               ------------ ------------  ------------
Total futures contracts..                      $142,458,860 $137,908,700  $(4,550,160)
                                               ============ ============  ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia...................             --  $ 1,075,187,448   --    $ 1,075,187,448
  Austria.....................             --      178,480,321   --        178,480,321
  Belgium.....................             --      230,701,055   --        230,701,055
  Canada...................... $1,245,546,756              357   --      1,245,547,113
  Denmark.....................             --      254,215,101   --        254,215,101
  Finland.....................             --      395,565,801   --        395,565,801
  France......................             --      707,876,456   --        707,876,456
  Germany.....................             --    1,117,495,633   --      1,117,495,633
  Greece......................             --            2,074   --              2,074
  Hong Kong...................         78,021      536,607,893   --        536,685,914
  Ireland.....................             --       53,230,804   --         53,230,804
  Israel......................             --      110,349,956   --        110,349,956
  Italy.......................             --      797,798,475   --        797,798,475
  Japan.......................     14,540,988    4,466,269,166   --      4,480,810,154
  Netherlands.................             --      380,661,176   --        380,661,176
  New Zealand.................             --       62,708,840   --         62,708,840
  Norway......................             --      153,017,985   --        153,017,985
  Portugal....................             --       66,938,364   --         66,938,364
  Singapore...................             --      163,979,947   --        163,979,947
  Spain.......................             --      446,371,899   --        446,371,899
  Sweden......................             --      300,272,081   --        300,272,081
  Switzerland.................             --      643,435,052   --        643,435,052
  United Kingdom..............             --    2,462,296,438   --      2,462,296,438
Preferred Stocks
  Germany.....................             --       13,893,015   --         13,893,015
Rights/Warrants
  Hong Kong...................             --            1,530   --              1,530
  Spain.......................             --           69,340   --             69,340
Securities Lending Collateral.             --    1,193,530,223   --      1,193,530,223
Futures Contracts**...........     (4,550,160)              --   --         (4,550,160)
                               --------------  ---------------   --    ---------------
TOTAL......................... $1,255,615,605  $15,810,956,429   --    $17,066,572,034
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,307,094            0.2%
    BHP Billiton, Ltd........................... 314,531    7,337,772            0.3%
    BlueScope Steel, Ltd........................ 393,906    4,840,893            0.2%
    Woodside Petroleum, Ltd..................... 195,034    4,726,354            0.2%
    Other Securities............................          139,615,336            5.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          160,827,449            6.0%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           23,177,227            0.9%
                                                         ------------            ----

BELGIUM -- (1.6%)
    Ageas....................................... 107,511    5,751,022            0.2%
#   Umicore SA.................................. 107,492    5,978,548            0.2%
    Other Securities............................           34,628,250            1.3%
                                                         ------------            ----
TOTAL BELGIUM...................................           46,357,820            1.7%
                                                         ------------            ----

CANADA -- (7.5%)
    Teck Resources, Ltd. Class B................ 221,978    5,578,307            0.2%
    Other Securities............................          212,649,799            7.9%
                                                         ------------            ----
TOTAL CANADA....................................          218,228,106            8.1%
                                                         ------------            ----

DENMARK -- (1.7%)
    Other Securities............................           48,904,333            1.8%
                                                         ------------            ----

FINLAND -- (2.1%)
#   Neste Oyj...................................  50,237    4,230,283            0.2%
    Stora Enso Oyj Class R...................... 218,840    4,316,532            0.2%
    UPM-Kymmene Oyj............................. 258,374    9,219,197            0.4%
    Other Securities............................           42,371,181            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           60,137,193            2.2%
                                                         ------------            ----

FRANCE -- (6.1%)
    BNP Paribas SA..............................  73,561    5,678,854            0.2%
    Cie de Saint-Gobain.........................  98,275    5,141,848            0.2%
    Renault SA..................................  41,368    4,483,526            0.2%
#   Total SA.................................... 192,243   12,082,797            0.5%
*   Ubisoft Entertainment SA....................  48,372    4,621,848            0.2%
    Other Securities............................          146,050,235            5.3%
                                                         ------------            ----
TOTAL FRANCE....................................          178,059,108            6.6%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  24,707    5,843,794            0.2%
    Daimler AG..................................  89,896    7,067,448            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,421,603            0.2%
    E.ON SE..................................... 588,434    6,443,209            0.3%
#   K+S AG...................................... 156,431    4,594,324            0.2%
    RWE AG...................................... 247,438    5,914,195            0.2%
    Uniper SE................................... 144,960    4,482,042            0.2%
    Other Securities............................          136,063,408            4.9%
                                                         ------------            ----
TOTAL GERMANY...................................          174,830,023            6.5%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
HONG KONG -- (2.6%)
    Other Securities.....................           $ 75,508,045            2.8%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             15,304,490            0.6%
                                                    ------------           -----

ISRAEL -- (0.7%)
    Other Securities.....................             20,345,529            0.7%
                                                    ------------           -----

ITALY -- (3.3%)
    Assicurazioni Generali SpA...........   303,243    6,119,126            0.2%
#*  Banco BPM SpA........................ 1,218,177    4,418,743            0.2%
    Eni SpA..............................   211,731    4,139,003            0.2%
    Fiat Chrysler Automobiles NV.........   304,185    6,758,616            0.3%
#   Unione di Banche Italiane SpA........   841,967    4,336,735            0.2%
    Other Securities.....................             70,903,492            2.5%
                                                    ------------           -----
TOTAL ITALY..............................             96,675,715            3.6%
                                                    ------------           -----

JAPAN -- (23.7%)
    Honda Motor Co., Ltd.................   138,023    4,746,050            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,390,012            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,477,007            0.2%
    Toyota Motor Corp....................    73,263    4,804,027            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,823,600            0.2%
    Other Securities.....................            663,268,374           24.5%
                                                    ------------           -----
TOTAL JAPAN..............................            687,509,070           25.5%
                                                    ------------           -----

NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV........   219,005    5,283,381            0.2%
    Other Securities.....................             63,576,873            2.3%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,860,254            2.5%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             13,634,778            0.5%
                                                    ------------           -----

NORWAY -- (1.0%)
    Other Securities.....................             27,419,536            1.0%
                                                    ------------           -----

PORTUGAL -- (0.4%)
    Other Securities.....................             10,528,248            0.4%
                                                    ------------           -----

SINGAPORE -- (1.0%)
    Other Securities.....................             30,092,910            1.1%
                                                    ------------           -----

SPAIN -- (2.0%)
#   Banco Santander SA...................   955,782    6,175,232            0.2%
    Repsol SA............................   237,537    4,532,880            0.2%
    Other Securities.....................             48,383,103            1.8%
                                                    ------------           -----
TOTAL SPAIN..............................             59,091,215            2.2%
                                                    ------------           -----

SWEDEN -- (2.4%)
#   Boliden AB...........................   124,690    4,320,462            0.2%
    Other Securities.....................             65,695,085            2.4%
                                                    ------------           -----
TOTAL SWEDEN.............................             70,015,547            2.6%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (5.0%)
      Baloise Holding AG..............................     26,119 $    4,139,989            0.2%
      Clariant AG.....................................    182,599      4,215,352            0.2%
      Nestle SA.......................................    110,012      8,522,638            0.3%
      Novartis AG Sponsored ADR.......................     73,269      5,619,000            0.2%
      Other Securities................................               123,624,985            4.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               146,121,964            5.4%
                                                                  --------------          ------

UNITED KINGDOM -- (14.4%)
      Anglo American P.L.C............................    450,994     10,611,551            0.4%
      Aviva P.L.C.....................................    570,076      4,141,981            0.2%
      BP P.L.C. Sponsored ADR.........................    244,019     10,880,814            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR..............    234,122     11,766,972            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    161,774     11,307,989            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    102,022      7,388,433            0.3%
      Vodafone Group P.L.C............................  1,755,059      5,121,631            0.2%
      Vodafone Group P.L.C. Sponsored ADR.............    142,624      4,194,577            0.2%
      WM Morrison Supermarkets P.L.C..................  1,351,214      4,506,519            0.2%
      Other Securities................................               349,161,101           12.8%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               419,081,568           15.5%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,650,710,128           98.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...................................     25,998      5,361,693            0.2%
      Other Securities................................                 8,606,006            0.3%
                                                                  --------------          ------
TOTAL GERMANY.........................................                13,967,699            0.5%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                13,967,699            0.5%
                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities................................                     1,052            0.0%
                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities................................                       414            0.0%
                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                     6,440            0.0%
                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                     1,625            0.0%
                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS.................................                     9,531            0.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,664,687,358
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................. 20,491,503    237,086,694            8.8%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,333,369,304).............................              $2,901,774,052          107.5%
                                                                  ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                       Unrealized
                          Number of Expiration  Notional    Market    Appreciation
Description               Contracts    Date      Value      Value    (Depreciation)
-----------               --------- ---------- ---------- ---------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    60      06/15/18  $8,009,005 $7,941,000   $(68,005)
                                               ---------- ----------   ---------
Total futures contracts..                      $8,009,005 $7,941,000   $(68,005)
                                               ========== ==========   =========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                  Level 1       Level 2     Level 3      Total
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $  3,646,289  $  157,181,160   --    $  160,827,449
  Austria.....................           --      23,177,227   --        23,177,227
  Belgium.....................      643,314      45,714,506   --        46,357,820
  Canada......................  218,225,554           2,552   --       218,228,106
  Denmark.....................           --      48,904,333   --        48,904,333
  Finland.....................           --      60,137,193   --        60,137,193
  France......................      647,457     177,411,651   --       178,059,108
  Germany.....................    4,266,222     170,563,801   --       174,830,023
  Hong Kong...................      350,204      75,157,841   --        75,508,045
  Ireland.....................    2,436,445      12,868,045   --        15,304,490
  Israel......................    1,149,267      19,196,262   --        20,345,529
  Italy.......................      609,064      96,066,651   --        96,675,715
  Japan.......................   10,704,308     676,804,762   --       687,509,070
  Netherlands.................    8,588,622      60,271,632   --        68,860,254
  New Zealand.................        6,399      13,628,379   --        13,634,778
  Norway......................      299,057      27,120,479   --        27,419,536
  Portugal....................           --      10,528,248   --        10,528,248
  Singapore...................       25,979      30,066,931   --        30,092,910
  Spain.......................    2,375,809      56,715,406   --        59,091,215
  Sweden......................      205,269      69,810,278   --        70,015,547
  Switzerland.................    8,973,046     137,148,918   --       146,121,964
  United Kingdom..............   63,641,630     355,439,938   --       419,081,568
Preferred Stocks
  Germany.....................           --      13,967,699   --        13,967,699
Rights/Warrants
  France......................           --           1,052   --             1,052
  Hong Kong...................           --             414   --               414
  Singapore...................           --           6,440   --             6,440
  Spain.......................           --           1,625   --             1,625
Securities Lending Collateral.           --     237,086,694   --       237,086,694
Futures Contracts**...........      (68,005)             --   --           (68,005)
                               ------------  --------------   --    --------------
TOTAL......................... $326,725,930  $2,574,980,117   --    $2,901,706,047
                               ============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.4%)
    BHP Billiton, Ltd............................  90,976 $ 2,122,402            1.2%
    CSL, Ltd.....................................   9,082   1,163,305            0.6%
    Other Securities.............................           7,052,849            3.9%
                                                          -----------           -----
TOTAL AUSTRALIA..................................          10,338,556            5.7%
                                                          -----------           -----

AUSTRIA -- (0.2%)
    Other Securities.............................             420,593            0.2%
                                                          -----------           -----

BELGIUM -- (1.2%)
    Other Securities.............................           2,264,815            1.2%
                                                          -----------           -----

CANADA -- (7.7%)
    Canadian National Railway Co.................  16,843   1,301,627            0.7%
    Royal Bank of Canada.........................  27,874   2,119,818            1.2%
    Other Securities.............................          11,169,996            6.1%
                                                          -----------           -----
TOTAL CANADA.....................................          14,591,441            8.0%
                                                          -----------           -----

DENMARK -- (1.6%)
    Novo Nordisk A.S. Class B....................  40,249   1,892,827            1.0%
#   Pandora A.S..................................   7,293     810,172            0.5%
    Other Securities.............................             253,463            0.1%
                                                          -----------           -----
TOTAL DENMARK....................................           2,956,462            1.6%
                                                          -----------           -----

FINLAND -- (0.9%)
    Other Securities.............................           1,667,987            0.9%
                                                          -----------           -----

FRANCE -- (9.8%)
    Air Liquide SA...............................   9,703   1,261,160            0.7%
    Airbus SE....................................  10,892   1,278,537            0.7%
    Cie Generale des Etablissements Michelin SCA.   8,785   1,235,372            0.7%
#   Danone SA....................................  11,530     933,997            0.5%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,988   2,083,895            1.1%
    Orange SA....................................  54,631     993,171            0.6%
#   Vinci SA.....................................  11,541   1,153,911            0.6%
    Other Securities.............................           9,593,231            5.3%
                                                          -----------           -----
TOTAL FRANCE.....................................          18,533,274           10.2%
                                                          -----------           -----

GERMANY -- (7.3%)
    Adidas AG....................................   3,892     956,534            0.5%
    BASF SE......................................  21,794   2,267,522            1.2%
    Deutsche Post AG.............................  23,879   1,036,454            0.6%
    Deutsche Telekom AG.......................... 100,280   1,755,262            1.0%
    E.ON SE......................................  88,762     971,922            0.5%
    Fresenius SE & Co. KGaA......................  11,058     842,114            0.5%
    Other Securities.............................           6,115,959            3.4%
                                                          -----------           -----
TOTAL GERMANY....................................          13,945,767            7.7%
                                                          -----------           -----

HONG KONG -- (2.7%)
    Other Securities.............................           5,189,284            2.9%
                                                          -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     IRELAND -- (0.5%)
         Other Securities.............         $   915,142            0.5%
                                               -----------           -----

     ISRAEL -- (0.3%)
         Other Securities.............             580,467            0.3%
                                               -----------           -----

     ITALY -- (2.3%)
         Enel SpA..................... 187,070   1,186,720            0.6%
         Fiat Chrysler Automobiles NV.  47,136   1,047,304            0.6%
         Other Securities.............           2,157,862            1.2%
                                               -----------           -----
     TOTAL ITALY......................           4,391,886            2.4%
                                               -----------           -----

     JAPAN -- (21.9%)
         Hitachi, Ltd................. 143,000   1,043,694            0.6%
         KDDI Corp....................  50,300   1,350,233            0.7%
         NTT DOCOMO, Inc..............  33,300     860,272            0.5%
         Panasonic Corp...............  59,900     886,948            0.5%
         Seven & I Holdings Co., Ltd..  20,000     881,216            0.5%
         SoftBank Group Corp..........  23,900   1,826,168            1.0%
         Sony Corp....................  32,900   1,536,631            0.8%
         Other Securities.............          33,294,130           18.3%
                                               -----------           -----
     TOTAL JAPAN......................          41,679,292           22.9%
                                               -----------           -----

     NETHERLANDS -- (3.0%)
     #   Unilever NV..................  40,262   2,299,766            1.3%
         Wolters Kluwer NV............  15,178     821,278            0.5%
         Other Securities.............           2,612,810            1.3%
                                               -----------           -----
     TOTAL NETHERLANDS................           5,733,854            3.1%
                                               -----------           -----

     NEW ZEALAND -- (0.2%)
         Other Securities.............             394,323            0.2%
                                               -----------           -----

     NORWAY -- (0.9%)
         Other Securities.............           1,692,479            0.9%
                                               -----------           -----

     PORTUGAL -- (0.1%)
         Other Securities.............             166,566            0.1%
                                               -----------           -----

     SINGAPORE -- (1.2%)
         Other Securities.............           2,189,656            1.2%
                                               -----------           -----

     SPAIN -- (2.8%)
         Amadeus IT Group SA..........  14,806   1,080,243            0.6%
         Telefonica SA................ 119,259   1,215,306            0.7%
         Other Securities.............           3,075,947            1.7%
                                               -----------           -----
     TOTAL SPAIN......................           5,371,496            3.0%
                                               -----------           -----

     SWEDEN -- (2.2%)
         Other Securities.............           4,176,998            2.3%
                                               -----------           -----

     SWITZERLAND -- (6.5%)
         ABB, Ltd.....................  57,558   1,341,997            0.7%
         Givaudan SA..................     431     959,427            0.5%
         Nestle SA....................  14,560   1,127,964            0.6%
         Roche Holding AG.............  14,655   3,256,156            1.8%
         Sika AG......................     116     841,722            0.5%
         Other Securities.............           4,790,864            2.7%
                                               -----------           -----
     TOTAL SWITZERLAND................          12,318,130            6.8%
                                               -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                            Shares    Value++    of Net Assets**
                                            ------    -------    ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.....  60,961 $  2,165,944            1.2%
      BAE Systems P.L.C.................... 163,796    1,374,284            0.8%
      BHP Billiton P.L.C...................  55,363    1,180,472            0.6%
      Diageo P.L.C. Sponsored ADR..........  13,935    1,978,213            1.1%
      Experian P.L.C.......................  38,077      872,427            0.5%
      Ferguson P.L.C.......................  11,727      897,667            0.5%
#     GlaxoSmithKline P.L.C. Sponsored ADR.  48,811    1,957,809            1.1%
      Reckitt Benckiser Group P.L.C........  11,886      932,433            0.5%
#     Rio Tinto P.L.C. Sponsored ADR.......  32,080    1,762,796            1.0%
      Rolls-Royce Holdings P.L.C...........  84,192      972,346            0.5%
      SSE P.L.C............................  50,414      956,786            0.5%
      Unilever P.L.C. Sponsored ADR........  24,670    1,380,780            0.8%
      Other Securities.....................           12,946,036            7.0%
                                                    ------------          ------
TOTAL UNITED KINGDOM.......................           29,377,993           16.1%
                                                    ------------          ------
TOTAL COMMON STOCKS........................          178,896,461           98.2%
                                                    ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG........................   5,598    1,154,503            0.6%
      Other Securities.....................              434,789            0.3%
                                                    ------------          ------
TOTAL GERMANY..............................            1,589,292            0.9%
                                                    ------------          ------
TOTAL PREFERRED STOCKS.....................            1,589,292            0.9%
                                                    ------------          ------
TOTAL INVESTMENT SECURITIES................          180,485,753
                                                    ------------

                                                      Value+
                                                      ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund....... 809,879    9,370,296            5.1%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $185,756,401)....................           $189,856,049          104.2%
                                                    ============          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,338,556   --    $ 10,338,556
    Austria.....................          --      420,593   --         420,593
    Belgium.....................          --    2,264,815   --       2,264,815
    Canada...................... $14,591,441           --   --      14,591,441
    Denmark.....................          --    2,956,462   --       2,956,462
    Finland.....................          --    1,667,987   --       1,667,987
    France......................          --   18,533,274   --      18,533,274
    Germany.....................          --   13,945,767   --      13,945,767
    Hong Kong...................          --    5,189,284   --       5,189,284
    Ireland.....................      56,152      858,990   --         915,142
    Israel......................     136,615      443,852   --         580,467
    Italy.......................     551,324    3,840,562   --       4,391,886
    Japan.......................          --   41,679,292   --      41,679,292
    Netherlands.................   2,299,766    3,434,088   --       5,733,854
    New Zealand.................          --      394,323   --         394,323
    Norway......................          --    1,692,479   --       1,692,479
    Portugal....................          --      166,566   --         166,566
    Singapore...................          --    2,189,656   --       2,189,656
    Spain.......................          --    5,371,496   --       5,371,496
    Sweden......................          --    4,176,998   --       4,176,998
    Switzerland.................     241,148   12,076,982   --      12,318,130
    United Kingdom..............   9,508,420   19,869,573   --      29,377,993
  Preferred Stocks
    Germany.....................          --    1,589,292   --       1,589,292
  Securities Lending Collateral.          --    9,370,296   --       9,370,296
                                 ----------- ------------   --    ------------
  TOTAL......................... $27,384,866 $162,471,183   --    $189,856,049
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                              Shares      Value+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,959,869
Investment in Dimensional Emerging Markets Value Fund.......             66,834,652
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,096,735   25,115,232
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $203,583,877)..........................           $248,909,753
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $248,909,753   --      --    $248,909,753
                                    ------------   --      --    ------------
   TOTAL........................... $248,909,753   --      --    $248,909,753
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
COMMON STOCKS -- (97.9%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd...............................  94,666 $ 1,163,393            0.2%
    Incitec Pivot, Ltd................................. 293,099     834,077            0.2%
    Other Securities...................................          20,659,663            3.9%
                                                                -----------            ----
TOTAL AUSTRALIA........................................          22,657,133            4.3%
                                                                -----------            ----

AUSTRIA -- (0.7%)
*   Raiffeisen Bank International AG...................  27,085     914,283            0.2%
    Other Securities...................................           2,889,710            0.5%
                                                                -----------            ----
TOTAL AUSTRIA..........................................           3,803,993            0.7%
                                                                -----------            ----

BELGIUM -- (1.1%)
    Ageas..............................................  32,566   1,742,037            0.3%
    Other Securities...................................           3,826,512            0.8%
                                                                -----------            ----
TOTAL BELGIUM..........................................           5,568,549            1.1%
                                                                -----------            ----

BRAZIL -- (1.7%)
    Other Securities...................................           9,021,961            1.7%
                                                                -----------            ----

CANADA -- (5.5%)
    Crescent Point Energy Corp.........................  97,460     853,947            0.2%
    Other Securities...................................          28,094,697            5.3%
                                                                -----------            ----
TOTAL CANADA...........................................          28,948,644            5.5%
                                                                -----------            ----

CHILE -- (0.3%)
    Other Securities...................................           1,737,780            0.3%
                                                                -----------            ----

CHINA -- (8.5%)
    China Conch Venture Holdings, Ltd.................. 307,500     954,651            0.2%
    China National Building Material Co., Ltd. Class H. 962,200   1,124,132            0.2%
    Other Securities...................................          43,090,911            8.2%
                                                                -----------            ----
TOTAL CHINA............................................          45,169,694            8.6%
                                                                -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...................................             646,205            0.1%
                                                                -----------            ----

DENMARK -- (1.1%)
    Jyske Bank A.S.....................................  14,411     862,925            0.2%
    Other Securities...................................           5,077,960            0.9%
                                                                -----------            ----
TOTAL DENMARK..........................................           5,940,885            1.1%
                                                                -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..........................................  17,647   1,485,992            0.3%
    Stora Enso Oyj Class R.............................  81,990   1,617,220            0.3%
    Other Securities...................................           4,914,982            0.9%
                                                                -----------            ----
TOTAL FINLAND..........................................           8,018,194            1.5%
                                                                -----------            ----

FRANCE -- (3.7%)
    Arkema SA..........................................  10,891   1,426,662            0.3%
    Eiffage SA.........................................  14,431   1,717,744            0.3%
    Faurecia SA........................................  10,990     897,431            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
FRANCE -- (Continued)
    Rexel SA....................................  76,137 $ 1,180,257            0.2%
    Other Securities............................          14,150,499            2.7%
                                                         -----------           -----
TOTAL FRANCE....................................          19,372,593            3.7%
                                                         -----------           -----

GERMANY -- (4.7%)
    Aurubis AG..................................   9,473     846,548            0.2%
    Freenet AG..................................  31,600   1,003,106            0.2%
    K+S AG......................................  44,982   1,321,106            0.3%
    Lanxess AG..................................  19,336   1,432,301            0.3%
    Rheinmetall AG..............................   8,598   1,123,598            0.2%
    RWE AG......................................  51,929   1,241,193            0.2%
    Uniper SE...................................  33,621   1,039,533            0.2%
    Other Securities............................          16,798,469            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          24,805,854            4.7%
                                                         -----------           -----

HONG KONG -- (2.0%)
    Other Securities............................          10,524,085            2.0%
                                                         -----------           -----

INDIA -- (3.6%)
    Other Securities............................          18,853,080            3.6%
                                                         -----------           -----

INDONESIA -- (0.6%)
    Other Securities............................           3,143,663            0.6%
                                                         -----------           -----

IRELAND -- (0.6%)
    Bank of Ireland Group P.L.C................. 327,707   2,939,987            0.6%
    Other Securities............................             204,318            0.0%
                                                         -----------           -----
TOTAL IRELAND...................................           3,144,305            0.6%
                                                         -----------           -----

ISRAEL -- (0.4%)
    Other Securities............................           2,381,603            0.5%
                                                         -----------           -----

ITALY -- (2.8%)
*   Banco BPM SpA............................... 326,062   1,182,740            0.2%
    Mediobanca Banca di Credito Finanziario SpA. 100,271   1,215,035            0.2%
    Unione di Banche Italiane SpA............... 221,622   1,141,512            0.2%
    Other Securities............................          11,243,851            2.2%
                                                         -----------           -----
TOTAL ITALY.....................................          14,783,138            2.8%
                                                         -----------           -----

JAPAN -- (18.0%)
    SBI Holdings, Inc...........................  33,900     854,798            0.2%
    Other Securities............................          94,538,402           17.9%
                                                         -----------           -----
TOTAL JAPAN.....................................          95,393,200           18.1%
                                                         -----------           -----

MALAYSIA -- (0.9%)
    Other Securities............................           4,900,980            0.9%
                                                         -----------           -----

MEXICO -- (0.7%)
    Other Securities............................           3,935,668            0.7%
                                                         -----------           -----

NETHERLANDS -- (1.4%)
    Aegon NV.................................... 286,779   2,101,742            0.4%
    Other Securities............................           5,105,364            1.0%
                                                         -----------           -----
TOTAL NETHERLANDS...............................           7,207,106            1.4%
                                                         -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                                  Shares    Value++   of Net Assets**
                                                  ------    -------   ---------------
NEW ZEALAND -- (0.4%)
    Other Securities.............................         $ 1,907,583            0.4%
                                                          -----------            ----

NORWAY -- (0.7%)
    Other Securities.............................           3,899,923            0.7%
                                                          -----------            ----

PHILIPPINES -- (0.3%)
    Other Securities.............................           1,426,122            0.3%
                                                          -----------            ----

POLAND -- (0.4%)
    Other Securities.............................           2,375,812            0.4%
                                                          -----------            ----

PORTUGAL -- (0.2%)
    Other Securities.............................           1,195,602            0.2%
                                                          -----------            ----

SINGAPORE -- (0.7%)
    Other Securities.............................           3,604,482            0.7%
                                                          -----------            ----

SOUTH AFRICA -- (1.8%)
    Other Securities.............................           9,368,373            1.8%
                                                          -----------            ----

SOUTH KOREA -- (5.9%)
#   Hyundai Engineering & Construction Co., Ltd..  18,025   1,067,499            0.2%
    Other Securities.............................          30,207,636            5.7%
                                                          -----------            ----
TOTAL SOUTH KOREA................................          31,275,135            5.9%
                                                          -----------            ----

SPAIN -- (1.7%)
    Banco de Sabadell SA......................... 912,089   1,784,856            0.4%
    Other Securities.............................           7,173,709            1.3%
                                                          -----------            ----
TOTAL SPAIN......................................           8,958,565            1.7%
                                                          -----------            ----

SWEDEN -- (1.5%)
    Other Securities.............................           7,892,080            1.5%
                                                          -----------            ----

SWITZERLAND -- (3.2%)
    Baloise Holding AG...........................   8,350   1,323,516            0.3%
    Swiss Life Holding AG........................   4,696   1,642,749            0.3%
    Other Securities.............................          14,093,984            2.6%
                                                          -----------            ----
TOTAL SWITZERLAND................................          17,060,249            3.2%
                                                          -----------            ----

TAIWAN -- (4.9%)
    Other Securities.............................          26,146,692            5.0%
                                                          -----------            ----

THAILAND -- (0.9%)
    Other Securities.............................           4,723,007            0.9%
                                                          -----------            ----

TURKEY -- (0.4%)
    Other Securities.............................           2,125,302            0.4%
                                                          -----------            ----

UNITED KINGDOM -- (10.7%)
    Barratt Developments P.L.C................... 181,829   1,394,275            0.3%
    BBA Aviation P.L.C........................... 185,969     815,079            0.2%
    Bellway P.L.C................................  25,648   1,168,684            0.2%
    Berkeley Group Holdings P.L.C................  18,024   1,009,055            0.2%
    GKN P.L.C.................................... 201,823   1,281,506            0.3%
    GVC Holdings P.L.C...........................  92,865   1,136,727            0.2%
    Investec P.L.C............................... 112,326     888,585            0.2%
    J Sainsbury P.L.C............................ 302,330   1,282,836            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Johnson Matthey P.L.C...........  24,288 $  1,097,689            0.2%
        Marks & Spencer Group P.L.C..... 291,779    1,153,706            0.2%
        Meggitt P.L.C................... 160,012    1,036,614            0.2%
        Pearson P.L.C................... 145,585    1,669,078            0.3%
        Phoenix Group Holdings..........  75,948      820,403            0.2%
        Royal Mail P.L.C................ 180,633    1,440,540            0.3%
        Taylor Wimpey P.L.C............. 389,086    1,024,672            0.2%
        Travis Perkins P.L.C............  50,961      887,421            0.2%
  *     Tullow Oil P.L.C................ 300,389      940,060            0.2%
        UBM P.L.C.......................  66,479      885,064            0.2%
        WM Morrison Supermarkets P.L.C.. 349,221    1,164,709            0.2%
        Other Securities................           35,770,073            6.5%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           56,866,776           10.8%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          518,784,016           98.4%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.6%)
  BRAZIL -- (0.5%)
        Other Securities................            2,548,215            0.5%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              137,995            0.1%
                                                 ------------          ------

  GERMANY -- (0.1%)
        Other Securities................              661,944            0.1%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                2,488            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            3,350,642            0.7%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  INDONESIA -- (0.0%)
        Other Securities................               12,819            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                   88            0.0%
                                                 ------------          ------

  SPAIN -- (0.0%)
        Other Securities................                   76            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,673            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               14,656            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          522,149,314
                                                 ------------

                                                   Value+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (1.5%)
  (S)@  DFA Short Term Investment Fund.. 701,642    8,117,997            1.5%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $458,412,058)...............           $530,267,311          100.6%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 22,657,133   --    $ 22,657,133
    Austria.....................          --    3,803,993   --       3,803,993
    Belgium.....................          --    5,568,549   --       5,568,549
    Brazil...................... $ 9,021,961           --   --       9,021,961
    Canada......................  28,948,644           --   --      28,948,644
    Chile.......................      13,680    1,724,100   --       1,737,780
    China.......................     917,161   44,252,533   --      45,169,694
    Colombia....................     646,205           --   --         646,205
    Denmark.....................          --    5,940,885   --       5,940,885
    Finland.....................          --    8,018,194   --       8,018,194
    France......................          --   19,372,593   --      19,372,593
    Germany.....................          --   24,805,854   --      24,805,854
    Hong Kong...................          --   10,524,085   --      10,524,085
    India.......................       9,391   18,843,689   --      18,853,080
    Indonesia...................          --    3,143,663   --       3,143,663
    Ireland.....................          --    3,144,305   --       3,144,305
    Israel......................          --    2,381,603   --       2,381,603
    Italy.......................          --   14,783,138   --      14,783,138
    Japan.......................     233,334   95,159,866   --      95,393,200
    Malaysia....................          --    4,900,980   --       4,900,980
    Mexico......................   3,935,668           --   --       3,935,668
    Netherlands.................          --    7,207,106   --       7,207,106
    New Zealand.................          --    1,907,583   --       1,907,583
    Norway......................          --    3,899,923   --       3,899,923
    Philippines.................          --    1,426,122   --       1,426,122
    Poland......................          --    2,375,812   --       2,375,812
    Portugal....................          --    1,195,602   --       1,195,602
    Singapore...................          --    3,604,482   --       3,604,482
    South Africa................     960,757    8,407,616   --       9,368,373
    South Korea.................          --   31,275,135   --      31,275,135
    Spain.......................          --    8,958,565   --       8,958,565
    Sweden......................          --    7,892,080   --       7,892,080
    Switzerland.................          --   17,060,249   --      17,060,249
    Taiwan......................          --   26,146,692   --      26,146,692
    Thailand....................   4,719,800        3,207   --       4,723,007
    Turkey......................          --    2,125,302   --       2,125,302
    United Kingdom..............          --   56,866,776   --      56,866,776
  Preferred Stocks
    Brazil......................   2,548,215           --   --       2,548,215
    Colombia....................     137,995           --   --         137,995
    Germany.....................          --      661,944   --         661,944
    Malaysia....................       2,488           --   --           2,488
  Rights/Warrants
    Indonesia...................          --       12,819   --          12,819
    Malaysia....................          --           88   --              88
    Spain.......................          --           76   --              76
    Thailand....................          --        1,673   --           1,673
  Securities Lending Collateral.          --    8,117,997   --       8,117,997
                                 ----------- ------------   --    ------------
  TOTAL......................... $52,095,299 $478,172,012   --    $530,267,311
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (3.9%)
    BHP Billiton, Ltd...................................   487,213 $ 11,366,313            0.4%
    National Australia Bank, Ltd........................   212,836    4,626,849            0.2%
    Other Securities....................................            119,348,356            3.6%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            135,341,518            4.2%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             17,284,336            0.5%
                                                                   ------------            ----

BELGIUM -- (0.9%)
    Other Securities....................................             32,400,060            1.0%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   470,432    6,535,717            0.2%
    Other Securities....................................             38,084,028            1.2%
                                                                   ------------            ----
TOTAL BRAZIL............................................             44,619,745            1.4%
                                                                   ------------            ----

CANADA -- (5.7%)
#   Bank of Montreal....................................    92,353    7,012,363            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,211,132            0.2%
    Canadian Imperial Bank of Commerce..................    51,431    4,477,069            0.2%
    Royal Bank of Canada................................    72,182    5,489,441            0.2%
    Other Securities....................................            174,124,013            5.2%
                                                                   ------------            ----
TOTAL CANADA............................................            196,314,018            6.0%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................             10,924,805            0.3%
                                                                   ------------            ----

CHINA -- (7.3%)
    China Construction Bank Corp. Class H............... 9,249,000    9,689,794            0.3%
    China Mobile, Ltd...................................   525,000    5,001,407            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,789,625            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    6,038,725            0.2%
    Tencent Holdings, Ltd...............................   209,100   10,279,959            0.3%
    Other Securities....................................            214,638,015            6.5%
                                                                   ------------            ----
TOTAL CHINA.............................................            251,437,525            7.7%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              3,668,321            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................              1,247,672            0.0%
                                                                   ------------            ----

DENMARK -- (1.1%)
    Other Securities....................................             38,631,168            1.2%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                137,699            0.0%
                                                                   ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................   158,274    5,647,469            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
FINLAND -- (Continued)
    Other Securities.............................           $ 38,201,753            1.2%
                                                            ------------            ----
TOTAL FINLAND....................................             43,849,222            1.4%
                                                            ------------            ----

FRANCE -- (5.3%)
    BNP Paribas SA...............................    87,601    6,762,732            0.2%
    Cie Generale des Etablissements Michelin SCA.    40,141    5,644,743            0.2%
    Engie SA.....................................   289,657    5,081,012            0.2%
    Orange SA....................................   374,142    6,801,759            0.2%
#   Peugeot SA...................................   201,421    4,959,705            0.2%
    Total SA.....................................   188,568   11,851,817            0.4%
    Other Securities.............................            141,829,867            4.2%
                                                            ------------            ----
TOTAL FRANCE.....................................            182,931,635            5.6%
                                                            ------------            ----

GERMANY -- (4.8%)
    Allianz SE...................................    27,023    6,391,583            0.2%
    BASF SE......................................    66,555    6,924,609            0.2%
    Bayerische Motoren Werke AG..................    59,850    6,654,236            0.2%
    Daimler AG...................................   174,048   13,683,314            0.4%
    Deutsche Telekom AG..........................   449,901    7,874,893            0.3%
    Other Securities.............................            122,935,973            3.8%
                                                            ------------            ----
TOTAL GERMANY....................................            164,464,608            5.1%
                                                            ------------            ----

GREECE -- (0.0%)
    Other Securities.............................                639,508            0.0%
                                                            ------------            ----

HONG KONG -- (2.0%)
    AIA Group, Ltd............................... 1,173,600   10,488,695            0.3%
    Other Securities.............................             58,370,910            1.8%
                                                            ------------            ----
TOTAL HONG KONG..................................             68,859,605            2.1%
                                                            ------------            ----

HUNGARY -- (0.1%)
    Other Securities.............................              2,945,208            0.1%
                                                            ------------            ----

INDIA -- (2.7%)
    Other Securities.............................             94,650,455            2.9%
                                                            ------------            ----

INDONESIA -- (0.6%)
    Other Securities.............................             19,023,178            0.6%
                                                            ------------            ----

IRELAND -- (0.4%)
    Other Securities.............................             13,990,839            0.4%
                                                            ------------            ----

ISRAEL -- (0.4%)
    Other Securities.............................             15,291,545            0.5%
                                                            ------------            ----

ITALY -- (2.3%)
    Eni SpA......................................   244,153    4,772,801            0.2%
    Fiat Chrysler Automobiles NV.................   275,811    6,128,181            0.2%
    Other Securities.............................             68,391,293            2.0%
                                                            ------------            ----
TOTAL ITALY......................................             79,292,275            2.4%
                                                            ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.................................   698,000    5,094,392            0.2%
    Honda Motor Co., Ltd.........................   259,300    8,916,273            0.3%
    Mitsubishi UFJ Financial Group, Inc..........   879,000    5,890,480            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                       Shares     Value++    of Net Assets**
                                       ------     -------    ---------------
   JAPAN -- (Continued)
       Nissan Motor Co., Ltd.........   450,000 $  4,734,210            0.2%
       Toyota Motor Corp.............   222,288   14,575,945            0.5%
       Other Securities..............            542,877,164           16.5%
                                                ------------           -----
   TOTAL JAPAN.......................            582,088,464           17.9%
                                                ------------           -----

   MALAYSIA -- (0.6%)
       Other Securities..............             21,325,233            0.7%
                                                ------------           -----

   MEXICO -- (0.7%)
       Other Securities..............             23,875,201            0.7%
                                                ------------           -----

   NETHERLANDS -- (1.9%)
       Other Securities..............             65,049,806            2.0%
                                                ------------           -----

   NEW ZEALAND -- (0.3%)
       Other Securities..............             10,593,152            0.3%
                                                ------------           -----

   NORWAY -- (0.6%)
       Other Securities..............             22,102,686            0.7%
                                                ------------           -----

   PERU -- (0.0%)
       Other Securities..............                512,301            0.0%
                                                ------------           -----

   PHILIPPINES -- (0.2%)
       Other Securities..............              8,371,006            0.3%
                                                ------------           -----

   POLAND -- (0.3%)
       Other Securities..............             10,552,125            0.3%
                                                ------------           -----

   PORTUGAL -- (0.2%)
       Other Securities..............              5,988,189            0.2%
                                                ------------           -----

   RUSSIA -- (0.2%)
       Other Securities..............              7,434,007            0.2%
                                                ------------           -----

   SINGAPORE -- (0.8%)
       Other Securities..............             28,150,084            0.9%
                                                ------------           -----

   SOUTH AFRICA -- (1.9%)
       Other Securities..............             66,534,396            2.1%
                                                ------------           -----

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..     8,883   22,012,074            0.7%
       Other Securities..............            116,930,634            3.6%
                                                ------------           -----
   TOTAL SOUTH KOREA.................            138,942,708            4.3%
                                                ------------           -----

   SPAIN -- (1.7%)
   #   Banco Santander SA............ 1,234,394    7,975,322            0.3%
       Iberdrola SA..................   669,625    5,173,486            0.2%
       Other Securities..............             46,595,153            1.3%
                                                ------------           -----
   TOTAL SPAIN.......................             59,743,961            1.8%
                                                ------------           -----

   SWEDEN -- (1.8%)
       Other Securities..............             63,089,538            1.9%
                                                ------------           -----

   SWITZERLAND -- (3.8%)
       Nestle SA.....................   200,030   15,496,339            0.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................   111,773 $    8,603,648            0.3%
    Roche Holding AG.......................................    25,011      5,557,128            0.2%
#   Zurich Insurance Group AG..............................    14,341      4,581,023            0.2%
    Other Securities.......................................               95,470,600            2.8%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              129,708,738            4.0%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,168,526            0.2%
    Other Securities.......................................              117,866,394            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              123,034,920            3.8%
                                                                      --------------           -----

THAILAND -- (0.7%)
    Other Securities.......................................               24,143,237            0.8%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,503,595            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (10.9%)
    Anglo American P.L.C...................................   344,308      8,101,309            0.3%
    BP P.L.C. Sponsored ADR................................   472,008     21,046,837            0.7%
    British American Tobacco P.L.C.........................    89,071      4,885,320            0.2%
#   HSBC Holdings P.L.C. Sponsored ADR.....................   275,801     13,861,758            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      8,591,323            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   161,107     11,261,379            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   106,451      7,709,181            0.3%
    Tesco P.L.C............................................ 1,976,348      6,401,263            0.2%
    Vodafone Group P.L.C................................... 4,040,579     11,791,259            0.4%
    Other Securities.......................................              285,024,006            8.4%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              378,673,635           11.6%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            3,197,361,927           98.3%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               15,748,206            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  235,500            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  677,744            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    33,924      6,996,310            0.2%
    Other Securities.......................................                7,492,826            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................               14,489,136            0.4%
                                                                      --------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    7,736            0.0%
                                                                      --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                   43,309            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               31,201,631            0.9%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
       Other Securities................            $       31,339            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     9,477            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     2,418            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                       858            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                       539            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                    44,631            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,228,608,189
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 20,305,579    234,935,550            7.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,958,380,448)..............              $3,463,543,739          106.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                          ----------------------------------------------
                            Level 1      Level 2    Level 3    Total
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  1,030,325 $134,311,193   --    $135,341,518
          Austria........           --   17,284,336   --      17,284,336
          Belgium........      128,561   32,271,499   --      32,400,060
          Brazil.........   44,619,745           --   --      44,619,745
          Canada.........  196,314,018           --   --     196,314,018
          Chile..........    1,941,398    8,983,407   --      10,924,805
          China..........   26,744,437  224,693,088   --     251,437,525
          Colombia.......    3,668,321           --   --       3,668,321
          Czech Republic.           --    1,247,672   --       1,247,672
          Denmark........      250,847   38,380,321   --      38,631,168
          Egypt..........           --      137,699   --         137,699
          Finland........      123,956   43,725,266   --      43,849,222
          France.........    1,894,984  181,036,651   --     182,931,635
          Germany........    1,802,715  162,661,893   --     164,464,608
          Greece.........           --      639,508   --         639,508
          Hong Kong......      115,218   68,744,387   --      68,859,605
          Hungary........           --    2,945,208   --       2,945,208
          India..........      964,685   93,685,770   --      94,650,455
          Indonesia......      164,956   18,858,222   --      19,023,178
          Ireland........    1,978,816   12,012,023   --      13,990,839
          Israel.........    1,207,307   14,084,238   --      15,291,545
          Italy..........      116,599   79,175,676   --      79,292,275
          Japan..........    3,424,843  578,663,621   --     582,088,464
          Malaysia.......           --   21,325,233   --      21,325,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Mexico...................... $ 23,874,883 $          318   --    $   23,875,201
  Netherlands.................    8,464,271     56,585,535   --        65,049,806
  New Zealand.................           --     10,593,152   --        10,593,152
  Norway......................      189,542     21,913,144   --        22,102,686
  Peru........................      512,196            105   --           512,301
  Philippines.................       56,684      8,314,322   --         8,371,006
  Poland......................           --     10,552,125   --        10,552,125
  Portugal....................           --      5,988,189   --         5,988,189
  Russia......................    1,964,958      5,469,049   --         7,434,007
  Singapore...................        5,549     28,144,535   --        28,150,084
  South Africa................    4,274,765     62,259,631   --        66,534,396
  South Korea.................    1,314,677    137,628,031   --       138,942,708
  Spain.......................      489,394     59,254,567   --        59,743,961
  Sweden......................       61,064     63,028,474   --        63,089,538
  Switzerland.................    3,314,404    126,394,334   --       129,708,738
  Taiwan......................    7,262,952    115,771,968   --       123,034,920
  Thailand....................   24,140,754          2,483   --        24,143,237
  Turkey......................       20,760      9,482,835   --         9,503,595
  United Kingdom..............   91,557,996    287,115,639   --       378,673,635
Preferred Stocks
  Brazil......................   15,748,206             --   --        15,748,206
  Chile.......................           --        235,500   --           235,500
  Colombia....................      677,744             --   --           677,744
  Germany.....................           --     14,489,136   --        14,489,136
  Malaysia....................        7,736             --   --             7,736
  South Korea.................       43,309             --   --            43,309
Rights/Warrants
  Indonesia...................           --         31,339   --            31,339
  Malaysia....................           --          9,477   --             9,477
  Singapore...................           --          2,418   --             2,418
  Spain.......................           --            858   --               858
  Taiwan......................           --            539   --               539
Securities Lending Collateral.           --    234,935,550   --       234,935,550
                               ------------ --------------   --    --------------
TOTAL......................... $470,473,575 $2,993,070,164   --    $3,463,543,739
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,561,034 $352,301,817
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 17,580,020  256,844,085
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,765,368   87,733,079
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $588,257,876).............................................            $696,878,981
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.630%
  (Cost $267,641)....................................................    267,641      267,641
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $588,525,517).............................................            $697,146,622
                                                                                 ============

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $696,878,981   --      --    $696,878,981
   Temporary Cash Investments......      267,641   --      --         267,641
                                    ------------   --      --    ------------
   TOTAL........................... $697,146,622   --      --    $697,146,622
                                    ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,965,673 $169,828,142
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,657,130  141,090,674
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,341,936   77,867,107
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $302,834,979).................................           $388,785,923
                                                                    ------------

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           Unrealized
                                                                                            Foreign
                                                                                            Exchange
                                                                       Settlement         Appreciation
Currency Purchased   Currency Sold          Counterparty                  Date           (Depreciation)
------------------ ----------------- ---------------------------- ----------             --------------
USD       233,488  SEK     1,954,643 Citibank, N.A.                       05/08/18         $   10,188
USD       398,244  CAD       501,217 Citibank, N.A.                       05/08/18              7,819
USD     1,301,912  GBP       913,476 Citibank, N.A.                       05/08/18             44,002
USD     1,970,466  JPY   211,355,752 Bank of America Corp.                05/08/18             36,363
USD     3,187,926  SEK    26,430,989 JP Morgan                            05/08/18            168,426
USD    18,533,923  GBP    13,123,487 Citibank, N.A.                       05/08/18            462,102
USD    29,525,807  JPY 3,132,921,419 UBS AG                               05/08/18            856,641
USD        80,340  NOK       624,669 Citibank, N.A.                       05/09/18              2,458
USD        86,787  NOK       692,455 Citibank, N.A.                       05/09/18                453
USD       420,414  CHF       415,758 Citibank, N.A.                       05/09/18                677
USD     1,046,008  NOK     8,181,694 State Street Bank and Trust          05/09/18             25,938
USD     6,661,380  CHF     6,369,092 Bank of America Corp.                05/09/18            231,331
USD        61,858  ILS       217,297 Citibank, N.A.                       05/10/18              1,451
USD       728,076  ILS     2,563,589 Citibank, N.A.                       05/10/18             15,417
USD     2,046,637  EUR     1,651,551 Bank of America Corp.                05/15/18             50,534
USD    34,667,677  EUR    27,982,255 State Street Bank and Trust          05/15/18            847,679
USD    13,422,250  HKD   105,226,612 Citibank, N.A.                       05/16/18             10,184
USD     1,353,962  SGD     1,791,000 Citibank, N.A.                       05/25/18              2,708
USD     2,213,095  DKK    13,506,000 Bank of America Corp.                05/25/18             20,379
                                                                                           ----------
                                                                    Total Appreciation     $2,794,750
                                                                                           ----------
USD   $ 1,143,723  GBP       831,580 Citibank, N.A.                       05/08/18         $   (1,612)
USD     6,483,307  CAD     8,365,463 State Street Bank and Trust          05/08/18            (33,018)
                                                                                           ----------
                                                                    Total (Depreciation)   $  (34,630)
                                                                                           ----------
                                                                    Total Appreciation
                                                                     (Depreciation)        $2,760,120
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At April 30, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index...    184     06/15/18  $25,147,330 $24,352,400   $(794,930)
                                               ----------- -----------   ----------
Total futures contracts..                      $25,147,330 $24,352,400   $(794,930)
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ---------------------------------------------
                                    Level 1     Level 2   Level 3     Total
                                 ------------  ---------- ------- ------------
Affiliated Investment Companies. $388,785,923          --   --    $388,785,923
Forward Currency Contracts**....           --  $2,760,120   --       2,760,120
Futures Contracts**.............     (794,930)         --   --        (794,930)
                                 ------------  ----------   --    ------------
TOTAL........................... $387,990,993  $2,760,120   --    $390,751,113
                                 ============  ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)


                                                                Value+
                                                            --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company.................... $6,290,336,232
                                                            --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,290,336,232
                                                            ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $7,825,210,634
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,825,210,634
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                Value+
                                                            ---------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in Dimensional Emerging Markets Value Fund. $19,926,153,185
                                                            ---------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,926,153,185
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (5.6%)
    Ambev SA ADR........................................  14,628,396 $   96,839,982            0.3%
    Vale SA.............................................  17,379,974    241,460,192            0.8%
    Other Securities....................................              1,396,621,236            4.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,734,921,410            5.8%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                412,363,932            1.4%
                                                                     --------------           -----

CHINA -- (16.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........   1,332,164    237,844,561            0.8%
*   Baidu, Inc. Sponsored ADR...........................     248,303     62,299,223            0.2%
    China Construction Bank Corp. Class H............... 230,905,302    241,909,906            0.8%
    China Mobile, Ltd...................................  10,380,500     98,889,723            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961     94,823,229            0.3%
    China Overseas Land & Investment, Ltd...............  18,064,033     60,525,918            0.2%
    China Petroleum & Chemical Corp. Class H............  65,522,400     63,809,567            0.2%
    Geely Automobile Holdings, Ltd......................  22,910,000     60,253,976            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    163,254,028            0.6%
    NetEase, Inc. ADR...................................     260,601     66,992,699            0.2%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    173,286,004            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    513,088,426            1.7%
    Other Securities....................................              3,206,963,120           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              5,043,940,380           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                113,440,751            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 43,658,908            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,915,595            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 72,806,953            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     63,667            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                116,149,022            0.4%
                                                                     --------------           -----

INDIA -- (12.2%)
    HDFC Bank, Ltd......................................   2,994,559     86,934,726            0.3%
    Housing Development Finance Corp., Ltd..............   3,454,134     97,126,681            0.3%
    Infosys, Ltd........................................   6,276,859    112,537,944            0.4%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     65,520,431            0.2%
    Reliance Industries, Ltd............................   7,506,986    107,907,753            0.4%
    Tata Consultancy Services, Ltd......................   1,982,224    104,543,093            0.4%
    Other Securities....................................              3,191,696,637           10.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,766,267,265           12.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT................... 287,069,600 $   66,189,188            0.2%
    Other Securities.......................................                680,239,249            2.3%
                                                                        --------------           -----
TOTAL INDONESIA............................................                746,428,437            2.5%
                                                                        --------------           -----

MALAYSIA -- (3.0%)
    Public Bank Bhd........................................  11,077,811     67,031,488            0.2%
    Other Securities.......................................                864,247,503            2.9%
                                                                        --------------           -----
TOTAL MALAYSIA.............................................                931,278,991            3.1%
                                                                        --------------           -----

MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V. Series L ADR..............   3,833,735     70,885,760            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...................  23,616,486     78,191,044            0.3%
    Other Securities.......................................                784,539,529            2.5%
                                                                        --------------           -----
TOTAL MEXICO...............................................                933,616,333            3.1%
                                                                        --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                 39,875,755            0.1%
                                                                        --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities.......................................                328,294,418            1.1%
                                                                        --------------           -----

POLAND -- (1.4%)
    Other Securities.......................................                429,669,059            1.5%
                                                                        --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................   4,081,901     60,356,021            0.2%
    Other Securities.......................................                304,457,689            1.0%
                                                                        --------------           -----
TOTAL RUSSIA...............................................                364,813,710            1.2%
                                                                        --------------           -----

SOUTH AFRICA -- (7.4%)
    Barclays Africa Group, Ltd.............................   5,592,618     81,916,609            0.3%
    Bidvest Group, Ltd. (The)..............................   3,138,801     61,486,417            0.2%
    FirstRand, Ltd.........................................  23,983,632    128,444,985            0.4%
    MTN Group, Ltd.........................................  12,034,830    120,789,886            0.4%
    Naspers, Ltd. Class N..................................     577,437    140,674,933            0.5%
    Sasol, Ltd.............................................   2,004,055     71,639,674            0.3%
    Shoprite Holdings, Ltd.................................   3,413,393     67,912,216            0.2%
#   Standard Bank Group, Ltd...............................   8,348,277    143,177,844            0.5%
    Other Securities.......................................              1,451,773,804            4.8%
                                                                        --------------           -----
TOTAL SOUTH AFRICA.........................................              2,267,816,368            7.6%
                                                                        --------------           -----

SOUTH KOREA -- (17.3%)
    LG Chem, Ltd...........................................     230,246     77,069,944            0.3%
#   LG Electronics, Inc....................................     892,670     84,641,890            0.3%
#   Lotte Chemical Corp....................................     154,753     59,591,788            0.2%
    Samsung Electronics Co., Ltd...........................     482,484  1,195,595,273            4.0%
    SK Holdings Co., Ltd...................................     261,617     71,612,157            0.3%
#   SK Hynix, Inc..........................................   3,141,984    247,098,130            0.9%
    Other Securities.......................................              3,589,018,432           11.9%
                                                                        --------------           -----
TOTAL SOUTH KOREA..........................................              5,324,627,614           17.9%
                                                                        --------------           -----

TAIWAN -- (14.7%)
    ASE Industrial Holdings Co., Ltd.......................  22,471,387     60,989,045            0.2%
    Hon Hai Precision Industry Co., Ltd....................  55,950,504    155,619,704            0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............  41,147,652    313,435,568            1.1%
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  10,645,186    409,307,402            1.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                         Shares        Value++     of Net Assets**
                                         ------        -------     ---------------
TAIWAN -- (Continued)
      Uni-President Enterprises Corp..  26,707,734 $    64,276,545            0.2%
#     United Microelectronics Corp.... 124,264,441      67,012,321            0.2%
      Other Securities................               3,458,472,518           11.6%
                                                   ---------------          ------
TOTAL TAIWAN..........................               4,529,113,103           15.2%
                                                   ---------------          ------
THAILAND -- (3.3%)
      PTT PCL.........................  72,022,800     128,938,156            0.5%
      Other Securities................                 876,184,309            2.9%
                                                   ---------------          ------
TOTAL THAILAND........................               1,005,122,465            3.4%
                                                   ---------------          ------

TURKEY -- (1.3%)
      Other Securities................                 403,271,923            1.4%
                                                   ---------------          ------
TOTAL COMMON STOCKS...................              28,624,456,059           96.3%
                                                   ---------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA...............   6,392,532      63,082,277            0.2%
      Banco Bradesco SA ADR...........  10,092,312      98,904,657            0.3%
      Itau Unibanco Holding SA........  11,379,145     165,691,421            0.6%
      Itau Unibanco Holding SA ADR....   6,510,406      94,596,199            0.3%
      Other Securities................                 289,923,116            1.0%
                                                   ---------------          ------
TOTAL BRAZIL..........................                 712,197,670            2.4%
                                                   ---------------          ------

CHILE -- (0.0%)
      Other Securities................                   6,877,903            0.0%
                                                   ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities................                  21,322,666            0.1%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     337,188            0.0%
                                                   ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities................                     802,506            0.0%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS................                 741,537,933            2.5%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities................                     785,720            0.0%
                                                   ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities................                     247,097            0.0%
                                                   ---------------          ------

TAIWAN -- (0.0%)
      Other Securities................                      10,287            0.0%
                                                   ---------------          ------

THAILAND -- (0.0%)
      Other Securities................                     113,815            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS.................                   1,156,919            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........              29,367,150,911
                                                   ---------------

                                                       Value+
                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund.. 128,046,537   1,481,498,432            5.0%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $24,421,259,111)............               $30,848,649,343          103.8%
                                                   ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


At April 30, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 Unrealized
                                Number of Expiration   Notional      Market     Appreciation
Description                     Contracts    Date       Value        Value     (Depreciation)
-----------                     --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI Emerging Markets Index(R).     650    06/15/18  $ 39,377,522 $ 37,446,500  $(1,931,022)
S&P 500(R) Emini Index.........   1,590    06/15/18   218,065,219  210,436,500   (7,628,719)
                                                     ------------ ------------  -----------
Total futures contracts........                      $257,442,741 $247,883,000  $(9,559,741)
                                                     ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,734,921,410               --   --    $ 1,734,921,410
  Chile.......................    127,748,697  $   284,615,235   --        412,363,932
  China.......................    834,923,624    4,209,016,756   --      5,043,940,380
  Colombia....................    113,440,751               --   --        113,440,751
  Czech Republic..............             --       43,658,908   --         43,658,908
  Egypt.......................      1,201,603       15,713,992   --         16,915,595
  Greece......................             --       72,806,953   --         72,806,953
  Hong Kong...................         63,667               --   --             63,667
  Hungary.....................        313,544      115,835,478   --        116,149,022
  India.......................    118,552,523    3,647,714,742   --      3,766,267,265
  Indonesia...................     25,573,480      720,854,957   --        746,428,437
  Malaysia....................             --      931,278,991   --        931,278,991
  Mexico......................    933,581,144           35,189   --        933,616,333
  Peru........................     39,874,052            1,703   --         39,875,755
  Philippines.................      6,148,881      322,145,537   --        328,294,418
  Poland......................             --      429,669,059   --        429,669,059
  Russia......................     67,008,973      297,804,737   --        364,813,710
  South Africa................    127,894,141    2,139,922,227   --      2,267,816,368
  South Korea.................    112,709,338    5,211,918,276   --      5,324,627,614
  Taiwan......................    499,048,365    4,030,064,738   --      4,529,113,103
  Thailand....................  1,004,807,641          314,824   --      1,005,122,465
  Turkey......................      2,521,709      400,750,214   --        403,271,923
Preferred Stocks
  Brazil......................    712,197,670               --   --        712,197,670
  Chile.......................             --        6,877,903   --          6,877,903
  Colombia....................     21,322,666               --   --         21,322,666
  Malaysia....................        337,188               --   --            337,188
  South Korea.................        802,506               --   --            802,506
Rights/Warrants
  Indonesia...................             --          785,720   --            785,720
  Malaysia....................             --          247,097   --            247,097
  Taiwan......................             --           10,287   --             10,287
  Thailand....................             --          113,815   --            113,815
Securities Lending Collateral.             --    1,481,498,432   --      1,481,498,432
Futures Contracts**...........     (9,559,741)              --   --         (9,559,741)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,475,433,832  $24,363,655,770   --    $30,839,089,602
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                          Enhanced U.S.
                                              Large      U.S. Large Cap
                                             Company         Equity      U.S. Large Cap   U.S. Targeted
                                            Portfolio      Portfolio*    Value Portfolio Value Portfolio*
                                         --------------  --------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment
 Company at Value.......................             --              --  $   24,839,634               --
Investments at Value (including
 $13,344, $46,513, $0 and $2,271,688 of
 securities on loan, respectively)...... $      333,535  $    1,374,454              --   $   10,778,729
Temporary Cash Investments at Value &
 Cost...................................             --           2,653              --          109,733
Collateral from Securities on Loan
 Invested in Affiliate at Value
 (including cost of $13,667, $39,284,
 $0 and $1,553,156).....................         13,668          39,285              --        1,553,186
Segregated Cash for Futures Contracts...             --              --              --            3,625
Foreign Currencies at Value.............             --              --              --              114
Cash....................................          2,049              --              --               --
Receivables:
 Investment Securities/Affiliated
   Investment Company Sold..............            802              --              --            8,732
 Dividends, Interest and Tax Reclaims...          2,275           1,157              --            3,092
 Securities Lending Income..............              2              20              --              745
 Fund Shares Sold.......................            614           1,676          18,353            6,848
Unrealized Gain on Forward Currency
 Contracts..............................            899              --              --               --
Prepaid Expenses and Other Assets.......             20              26             143               94
                                         --------------  --------------  --------------   --------------
    Total Assets........................        353,864       1,419,271      24,858,130       12,464,898
                                         --------------  --------------  --------------   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.......         13,667          39,288              --        1,553,309
 Investment Securities/Affiliated
   Investment Company Purchased.........             --             858              --           28,836
 Fund Shares Redeemed...................            126             320          11,562           10,590
 Due to Advisor.........................             33             170           3,080            3,145
 Futures Margin Variation...............          3,113              --              --              763
Unrealized Loss on Forward Currency
 Contracts..............................              3              --              --               --
Accrued Expenses and Other Liabilities..             34              62             730              604
                                         --------------  --------------  --------------   --------------
    Total Liabilities...................         16,976          40,698          15,372        1,597,247
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets
 of $0; $0; $0 and $54,383 and shares
 outstanding of 0; 0; 0 and 2,216,810,
 respectively...........................            N/A             N/A             N/A   $        24.53
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Class R2 Shares -- based on net assets
 of $0; $0; $0 and $162,517 and shares
 outstanding of 0; 0; 0 and
 6,659,347, respectively................            N/A             N/A             N/A   $        24.40
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............            N/A             N/A             N/A      200,000,000
                                         ==============  ==============  ==============   ==============
Institutional Class Shares -- based on
 net assets of $336,888; $1,378,573;
 $24,842,758 and $10,650,751 and shares
 outstanding of 26,415,122; 83,502,723;
 652,299,557 and 433,977,742,
 respectively........................... $        12.75  $        16.51  $        38.08   $        24.54
                                         ==============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED.............  1,000,000,000   1,000,000,000   4,000,000,000    1,500,000,000
                                         ==============  ==============  ==============   ==============
Investments at Cost..................... $      337,987  $    1,083,086             N/A   $    8,696,593
                                         ==============  ==============  ==============   ==============
Foreign Currencies at Cost.............. $           --  $           --  $           --   $          117
                                         ==============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................... $      330,109  $    1,092,971  $   16,933,003   $    8,455,102
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................            911           1,949          53,279            6,449
Accumulated Net Realized Gain (Loss)....         16,832          (7,716)        490,761          326,736
Net Unrealized Foreign Exchange Gain
 (Loss).................................            891              --              --               --
Net Unrealized Appreciation
 (Depreciation).........................        (11,855)        291,369       7,365,715        2,079,364
                                         --------------  --------------  --------------   --------------
NET ASSETS.............................. $      336,888  $    1,378,573  $   24,842,758   $   10,867,651
                                         ==============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,971,663,
 $2,647,129, $2,943,460 and $802,757 of securities
 on loan, respectively)..............................  $   15,061,472  $   22,046,506 $   23,847,757 $    4,712,091
Temporary Cash Investments at Value & Cost...........         134,661         237,183        235,937         42,523
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $2,037,398,
 $1,583,470, $1,845,897 and $508,786)................       2,037,438       1,583,500      1,845,924        508,794
Segregated Cash for Futures Contracts................           5,133           8,323          9,019             --
Foreign Currencies at Value..........................              90              25             44             18
Cash.................................................              --              --             --          2,310
Receivables:
  Investment Securities Sold.........................          24,124             487          6,276            251
  Dividends and Interest.............................           3,527          15,735         16,880          2,787
  Securities Lending Income..........................             873             828            929            254
  Fund Shares Sold...................................          14,118          23,794         13,059          2,931
Prepaid Expenses and Other Assets....................             139             191            242             53
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      17,281,575      23,916,572     25,976,067      5,272,012
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       2,037,485       1,583,611      1,845,999        508,823
  Investment Securities Purchased....................          21,060          30,559         24,691          7,695
  Fund Shares Redeemed...............................           7,935           7,779          9,394          2,710
  Due to Advisor.....................................           6,269           3,119          3,977          1,180
  Futures Margin Variation...........................           1,080           1,751          1,897          1,060
Accrued Expenses and Other Liabilities...............             967             945          1,172            291
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       2,074,796       1,627,764      1,887,130        521,759
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,206,779; $22,288,808; $24,088,937 and
 $4,750,253 and shares outstanding of
 405,319,759; 984,350,731; 1,130,060,587 and
 250,967,407, respectively...........................  $        37.52  $        22.64 $        21.32 $        18.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   11,262,607  $   14,479,595 $   15,459,295 $    3,142,485
                                                       ==============  ============== ============== ==============
Foreign Currencies at Cost...........................  $           92  $           26 $           45 $           19
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   10,769,616  $   14,585,766 $   15,491,424 $    3,035,527
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           5,682          27,919         30,938          4,730
Accumulated Net Realized Gain (Loss).................         636,540         113,954        184,461        141,433
Net Unrealized Appreciation (Depreciation)...........       3,794,941       7,561,169      8,382,114      1,568,563
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   15,206,779  $   22,288,808 $   24,088,937 $    4,750,253
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          U.S. High      DFA Real
                                                                                          Relative        Estate
                                                          U.S. Small Cap U.S. Micro Cap Profitability   Securities
                                                            Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                          -------------- -------------- ------------- --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $   17,305,922 $    6,390,412 $    376,027  $    8,204,850
Temporary Cash Investments at Value & Cost...............        169,290         68,450        2,636          76,304
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................      3,123,516        952,862       11,042         590,272
Segregated Cash for Futures Contracts....................          6,455          2,558           --           3,062
Foreign Currencies at Value..............................             62             41           --              --
Cash.....................................................             --             --           --              --
Receivables:
  Investment Securities Sold.............................         27,528          9,770           39              --
  Dividends, Interest and Tax Reclaims...................          3,853          1,853          358           6,360
  Securities Lending Income..............................          1,561            558            6             140
  Fund Shares Sold.......................................         78,129          3,075        2,963         122,143
Deferred Offering Costs..................................             --             --            2              --
Prepaid Expenses and Other Assets........................            120             61           79              79
                                                          -------------- -------------- ------------  --------------
    Total Assets.........................................     20,716,436      7,429,640      393,152       9,003,210
                                                          -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      3,123,859        952,896       11,045         590,383
  Investment Securities Purchased........................         55,225         13,405        2,346          11,434
  Fund Shares Redeemed...................................          6,919          2,173          312          10,583
  Due to Advisor.........................................          5,055          2,676           53           1,080
  Futures Margin Variation...............................          1,358            538           --             644
Unrealized Loss on Foreign Currency Contracts............             --             --           --              --
Accrued Expenses and Other Liabilities...................            871            424           13             493
                                                          -------------- -------------- ------------  --------------
    Total Liabilities....................................      3,193,287        972,112       13,769         614,617
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        35.62 $        22.04 $      11.60  $        32.79
                                                          ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000
                                                          ============== ============== ============  ==============
Investments at Cost...................................... $   13,061,586 $    4,114,069 $    362,675  $    6,422,634
                                                          ============== ============== ============  ==============
Foreign Currencies at Cost............................... $           64 $           42 $         --  $           --
                                                          ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   12,868,213 $    3,978,224 $    365,762  $    6,648,088
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          9,380          2,513          445          46,682
Accumulated Net Realized Gain (Loss).....................        404,975        201,285         (176)        (86,019)
Net Unrealized Foreign Exchange Gain (Loss)..............             --             --           --              --
Net Unrealized Appreciation (Depreciation)...............      4,240,581      2,275,506       13,352       1,779,842
                                                          -------------- -------------- ------------  --------------
NET ASSETS............................................... $   17,523,149 $    6,457,528 $    379,383  $    8,388,593
                                                          ============== ============== ============  ==============

                                                             Large Cap
                                                           International
                                                            Portfolio*
                                                          --------------
ASSETS:
Investments at Value (including $4,559,007,
 $1,282,270, $12,936, $793,444 and $483,880 of
 securities on loan, respectively)....................... $    4,904,107
Temporary Cash Investments at Value & Cost...............             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $3,123,478, $952,845,
 $11,042, $590,266 and $456,114).........................        456,108
Segregated Cash for Futures Contracts....................          1,711
Foreign Currencies at Value..............................         14,535
Cash.....................................................         43,039
Receivables:
  Investment Securities Sold.............................          9,020
  Dividends, Interest and Tax Reclaims...................         23,646
  Securities Lending Income..............................            512
  Fund Shares Sold.......................................          3,602
Deferred Offering Costs..................................             --
Prepaid Expenses and Other Assets........................             40
                                                          --------------
    Total Assets.........................................      5,456,320
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        456,108
  Investment Securities Purchased........................         11,454
  Fund Shares Redeemed...................................          1,347
  Due to Advisor.........................................            813
  Futures Margin Variation...............................            315
Unrealized Loss on Foreign Currency Contracts............              3
Accrued Expenses and Other Liabilities...................            454
                                                          --------------
    Total Liabilities....................................        470,494
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $17,523,149; $6,457,528; $379,383; $8,388,593 and
 $4,985,826 and shares outstanding of 491,972,850;
 293,041,638; 32,693,326; 255,816,678 and
 207,506,655, respectively............................... $        24.03
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,500,000,000
                                                          ==============
Investments at Cost...................................... $    3,978,740
                                                          ==============
Foreign Currencies at Cost............................... $       14,781
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    4,073,459
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         34,034
Accumulated Net Realized Gain (Loss).....................        (45,387)
Net Unrealized Foreign Exchange Gain (Loss)..............           (377)
Net Unrealized Appreciation (Depreciation)...............        924,097
                                                          --------------
NET ASSETS............................................... $    4,985,826
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                           International
                                                           International       Small      Global Small  Japanese Small
                                                            Core Equity       Company       Company        Company
                                                            Portfolio*       Portfolio     Portfolio      Portfolio
                                                          --------------  --------------  ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   14,200,317  $     25,568  $      715,032
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively).......... $   28,567,295              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................      2,698,603              --            --              --
Segregated Cash for Futures Contracts....................         10,788           5,336            --              --
Foreign Currencies at Value..............................         25,387              --            --              --
Cash.....................................................        329,995         122,869           151              --
Receivables:
  Investment Securities Sold.............................         27,825              --            --              --
  Dividends, Interest and Tax Reclaims...................        138,054              --            --              --
  Securities Lending Income..............................          4,825              --            --              --
  Fund Shares Sold.......................................         20,475           8,397            76              50
Unrealized Gain on Foreign Currency Contracts............             10              --            --              --
Prepaid Expenses and Other Assets........................            335              77            15              15
                                                          --------------  --------------  ------------  --------------
    Total Assets.........................................     31,823,592      14,336,996        25,810         715,097
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      2,698,677              --            --              --
  Investment Securities Purchased........................         82,523              --           108              --
  Fund Shares Redeemed...................................         16,177           5,512            --               8
  Due to Advisor.........................................          6,489           4,721             2             235
  Futures Margin Variation...............................          2,269           1,122            --              --
Unrealized Loss on Foreign Currency Contracts............             21              --            --              --
Accrued Expenses and Other Liabilities...................          2,098             505             4              18
                                                          --------------  --------------  ------------  --------------
    Total Liabilities....................................      2,808,254          11,860           114             261
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        14.61  $        21.37  $      11.67  $        29.58
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  7,000,000,000   3,000,000,000   100,000,000   1,000,000,000
                                                          ==============  ==============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A             N/A  $     24,410             N/A
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $   23,236,496             N/A           N/A             N/A
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $       25,424  $           --  $         --  $           --
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   23,766,903  $   11,121,777  $     24,038  $      526,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        173,702         (29,089)           42          (8,691)
Accumulated Net Realized Gain (Loss).....................       (247,970)        294,894           459          10,770
Net Unrealized Foreign Exchange Gain (Loss)..............         (2,521)         (1,592)           (1)           (184)
Net Unrealized Appreciation (Depreciation)...............      5,325,224       2,939,146         1,158         186,510
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $   29,015,338  $   14,325,136  $     25,696  $      714,836
                                                          ==============  ==============  ============  ==============

                                                           Asia Pacific
                                                              Small
                                                             Company
                                                            Portfolio
                                                          --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $      372,786
Investments at Value (including $2,855,742, $0, $0,
 $0 and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $2,698,580, $0, $0, $0
 and $0).................................................             --
Segregated Cash for Futures Contracts....................             --
Foreign Currencies at Value..............................             --
Cash.....................................................             --
Receivables:
  Investment Securities Sold.............................             --
  Dividends, Interest and Tax Reclaims...................             --
  Securities Lending Income..............................             --
  Fund Shares Sold.......................................             15
Unrealized Gain on Foreign Currency Contracts............             --
Prepaid Expenses and Other Assets........................             12
                                                          --------------
    Total Assets.........................................        372,813
                                                          --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --
  Investment Securities Purchased........................             --
  Fund Shares Redeemed...................................             11
  Due to Advisor.........................................            123
  Futures Margin Variation...............................             --
Unrealized Loss on Foreign Currency Contracts............             --
Accrued Expenses and Other Liabilities...................             10
                                                          --------------
    Total Liabilities....................................            144
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $29,015,338; $14,325,136; $25,696; $714,836 and
 $372,669 and shares outstanding of 1,985,487,769;
 670,483,485; 2,201,400; 24,169,292 and
 15,772,002, respectively................................ $        23.63
                                                          ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000
                                                          ==============
Investments in Affiliated Investment Companies at
 Cost....................................................            N/A
                                                          ==============
Investments at Cost......................................            N/A
                                                          ==============
Foreign Currencies at Cost............................... $           --
                                                          ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      363,709
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (5,837)
Accumulated Net Realized Gain (Loss).....................         (4,049)
Net Unrealized Foreign Exchange Gain (Loss)..............             (4)
Net Unrealized Appreciation (Depreciation)...............         18,850
                                                          --------------
NET ASSETS............................................... $      372,669
                                                          ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          DFA
                                                         United       Continental    International    DFA Global
                                                      Kingdom Small      Small        Real Estate     Real Estate
                                                         Company        Company       Securities      Securities
                                                        Portfolio      Portfolio      Portfolio*      Portfolio*
                                                      -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................... $       42,909 $      757,213             --  $    3,976,094
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................             --             -- $    5,689,486       3,160,950
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................             --             --        354,483         195,540
Segregated Cash for Futures Contracts................             --             --          2,146              --
Foreign Currencies at Value..........................             --             --         24,546              --
Cash.................................................             --             --         40,468           8,041
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --             --          2,322              --
  Dividends, Interest and Tax Reclaims...............             --             --         28,214           2,554
  Securities Lending Income..........................             --             --            354              50
  Fund Shares Sold...................................             31         10,274         14,909           7,310
Unrealized Gain on Foreign Currency Contracts........             --             --              3              --
Prepaid Expenses and Other Assets....................             11             21             57              98
                                                      -------------- -------------- --------------  --------------
    Total Assets.....................................         42,951        767,508      6,156,988       7,350,637
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --             --        354,521         195,574
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --             --             --           3,700
  Fund Shares Redeemed...............................              4              2          2,597           5,493
  Due to Advisor.....................................             15            250          1,183             528
  Futures Margin Variation...........................             --             --            397              --
Unrealized Loss on Foreign Currency Contracts........             --             --             --              --
Accrued Expenses and Other Liabilities...............              4             12            469             226
                                                      -------------- -------------- --------------  --------------
    Total Liabilities................................             23            264        359,167         205,521
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively........... $        31.40 $        28.87 $         5.23  $        10.51
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                      ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost................................................            N/A            N/A $           --  $    3,349,138
                                                      ============== ============== ==============  ==============
Investments at Cost..................................            N/A            N/A $    5,159,669  $    3,238,884
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $       24,960  $           --
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $       33,085 $      614,773 $    5,937,529  $    6,616,063
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................             45          5,013       (396,721)         43,116
Accumulated Net Realized Gain (Loss).................             59         11,799       (272,808)        (63,094)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             63           (262)             --
Net Unrealized Appreciation (Depreciation)...........          9,739        135,596        530,083         549,031
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $       42,928 $      767,244 $    5,797,821  $    7,145,116
                                                      ============== ============== ==============  ==============

                                                            DFA
                                                       International
                                                         Small Cap
                                                      Value Portfolio*
                                                      ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................              --
Investments at Value (including $0, $0, $364,886,
 $189,924 and $1,366,440 of securities on loan,
 respectively).......................................  $   15,877,592
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $354,482, $195,531 and $1,193,519)..................       1,193,530
Segregated Cash for Futures Contracts................           6,044
Foreign Currencies at Value..........................          84,559
Cash.................................................          95,517
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................         139,154
  Dividends, Interest and Tax Reclaims...............          93,251
  Securities Lending Income..........................           3,022
  Fund Shares Sold...................................           9,717
Unrealized Gain on Foreign Currency Contracts........               1
Prepaid Expenses and Other Assets....................             137
                                                       --------------
    Total Assets.....................................      17,502,524
                                                       --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,193,550
  Investment Securities/Affiliated Investment
   Company Purchased.................................          50,164
  Fund Shares Redeemed...............................           5,883
  Due to Advisor.....................................           8,652
  Futures Margin Variation...........................           1,271
Unrealized Loss on Foreign Currency Contracts........               1
Accrued Expenses and Other Liabilities...............           1,811
                                                       --------------
    Total Liabilities................................       1,261,332
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $42,928; $767,244; $5,797,821; $7,145,116 and
 $16,241,192 and shares outstanding of
 1,367,279; 26,571,452; 1,109,093,705;
 679,696,180 and 709,371,328, respectively...........  $        22.90
                                                       ==============
NUMBER OF SHARES AUTHORIZED..........................   4,600,000,000
                                                       ==============
Investments in Affiliated Investment Companies at
 Cost................................................  $           --
                                                       ==============
Investments at Cost..................................  $   12,682,554
                                                       ==============
Foreign Currencies at Cost...........................  $       85,853
                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $   12,430,241
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        (120,527)
Accumulated Net Realized Gain (Loss).................         745,243
Net Unrealized Foreign Exchange Gain (Loss)..........          (3,030)
Net Unrealized Appreciation (Depreciation)...........       3,189,265
                                                       --------------
NET ASSETS...........................................  $   16,241,192
                                                       ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                     International
                                                                      International  High Relative
                                                                      Vector Equity  Profitability  World ex U.S.
                                                                       Portfolio*     Portfolio*   Value Portfolio
                                                                     --------------  ------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --            --  $      248,910
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $    2,664,687  $    180,486              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................        237,087         9,370              --
Foreign Currencies at Value.........................................          3,264           305              --
Cash................................................................         17,086         1,534              --
Receivables:
  Investment Securities Sold........................................          5,201           130              --
  Dividends, Interest and Tax Reclaims..............................         13,361           683              --
  Securities Lending Income.........................................            505             4              --
  Fund Shares Sold..................................................          1,965           820             103
Unrealized Gain on Foreign Currency Contracts.......................              1            --              --
Deferred Offering Costs.............................................             --             2              --
Prepaid Expenses and Other Assets...................................             30            38              13
                                                                     --------------  ------------  --------------
    Total Assets....................................................      2,943,187       193,372         249,026
                                                                     --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        237,091         9,370              --
  Investment Securities Purchased...................................          5,009         1,646              --
  Fund Shares Redeemed..............................................          1,028            58              66
  Due to Advisor....................................................            993            38              69
  Line of Credit....................................................             --            --              18
  Futures Margin Variation..........................................             68            --              --
Unrealized Loss on Foreign Currency Contracts.......................              1            --              --
Accrued Expenses and Other Liabilities..............................            259            32               5
                                                                     --------------  ------------  --------------
    Total Liabilities...............................................        244,449        11,144             158
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        13.63  $      10.88  $        13.15
                                                                     ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   500,000,000   1,000,000,000
                                                                     ==============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $           --  $         --  $      203,584
                                                                     ==============  ============  ==============
Investments at Cost................................................. $    2,096,284  $    176,387             N/A
                                                                     ==============  ============  ==============
Foreign Currencies at Cost.......................................... $        3,290  $        309  $           --
                                                                     ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,076,142  $    177,342  $      197,871
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          5,525         1,021           1,383
Accumulated Net Realized Gain (Loss)................................         49,041          (219)          4,338
Net Unrealized Foreign Exchange Gain (Loss).........................           (281)          (12)            (50)
Net Unrealized Appreciation (Depreciation)..........................        568,311         4,096          45,326
                                                                     --------------  ------------  --------------
NET ASSETS.......................................................... $    2,698,738  $    182,228  $      248,868
                                                                     ==============  ============  ==============

                                                                     World ex U.S.
                                                                     Targeted Value
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $259,380, $9,312, $0 and $12,037
 of securities on loan, respectively)............................... $      522,149
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $237,085, $9,369, $0 and $8,118)................          8,118
Foreign Currencies at Value.........................................          2,664
Cash................................................................          1,161
Receivables:
  Investment Securities Sold........................................          1,849
  Dividends, Interest and Tax Reclaims..............................          2,146
  Securities Lending Income.........................................             48
  Fund Shares Sold..................................................            300
Unrealized Gain on Foreign Currency Contracts.......................             --
Deferred Offering Costs.............................................             --
Prepaid Expenses and Other Assets...................................             21
                                                                     --------------
    Total Assets....................................................        538,456
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................          8,119
  Investment Securities Purchased...................................          2,632
  Fund Shares Redeemed..............................................             81
  Due to Advisor....................................................            253
  Line of Credit....................................................             --
  Futures Margin Variation..........................................             --
Unrealized Loss on Foreign Currency Contracts.......................             --
Accrued Expenses and Other Liabilities..............................            112
                                                                     --------------
    Total Liabilities...............................................         11,197
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $2,698,738;
 $182,228; $248,868 and $527,259 and shares outstanding of
 197,969,384; 16,744,402; 18,918,396 and 34,612,068,
 respectively....................................................... $        15.23
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     ==============
Investments at Cost................................................. $      450,294
                                                                     ==============
Foreign Currencies at Cost.......................................... $        2,690
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $      433,014
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          2,605
Accumulated Net Realized Gain (Loss)................................         19,865
Net Unrealized Foreign Exchange Gain (Loss).........................            (54)
Net Unrealized Appreciation (Depreciation)..........................         71,829
                                                                     --------------
NET ASSETS.......................................................... $      527,259
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                     Selectively
                                                                    World ex U.S.    World Core     Hedged Global
                                                                     Core Equity       Equity          Equity
                                                                     Portfolio*      Portfolio        Portfolio
                                                                   --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      696,879  $      388,786
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................ $    3,228,608              --              --
Temporary Cash Investments at Value & Cost........................             --             268              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................        234,936              --              --
Segregated Cash for Futures Contracts.............................             --              --           1,067
Foreign Currencies at Value.......................................          5,637              --              --
Cash..............................................................          9,588              --          21,725
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......          2,951              --              --
  Dividends, Interest and Tax Reclaims............................         12,063               1              --
  Securities Lending Income.......................................            531              --              --
  Fund Shares Sold................................................          2,494             358             458
Unrealized Gain on Forward Currency Contracts.....................             --              --           2,795
Unrealized Gain on Foreign Currency Contracts.....................              1              --              --
Prepaid Expenses and Other Assets.................................             61              27              15
                                                                   --------------  --------------  --------------
    Total Assets..................................................      3,496,870         697,533         414,846
                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        234,949              --              --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          3,756              33             259
  Fund Shares Redeemed............................................          2,991              51             134
  Due to Advisor..................................................            933              37              13
  Futures Margin Variation........................................             --              --             224
Unrealized Loss on Forward Currency Contracts.....................             --              --              35
Unrealized Loss on Foreign Currency Contracts.....................              3              --              --
Accrued Expenses and Other Liabilities............................            532              10              10
                                                                   --------------  --------------  --------------
    Total Liabilities.............................................        243,164             131             675
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        12.55  $        16.56  $        16.62
                                                                   ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                   ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      588,258  $      302,835
                                                                   ==============  ==============  ==============
Investments at Cost............................................... $    2,723,448  $           --  $           --
                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................ $        5,680  $           --  $           --
                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,727,738  $      588,132  $      327,560
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................         14,559             (34)         (1,066)
Accumulated Net Realized Gain (Loss)..............................          6,527             683            (249)
Net Unrealized Foreign Exchange Gain (Loss).......................           (238)             --           2,760
Net Unrealized Appreciation (Depreciation)........................        505,120         108,621          85,166
                                                                   --------------  --------------  --------------
NET ASSETS........................................................ $    3,253,706  $      697,402  $      414,171
                                                                   ==============  ==============  ==============

                                                                      Emerging
                                                                       Markets
                                                                      Portfolio
                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    6,290,336
Investments at Value (including $275,673, $0, $0 and $0 of
 securities on loan, respectively)................................             --
Temporary Cash Investments at Value & Cost........................             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $234,933, $0, $0 and $0)......................             --
Segregated Cash for Futures Contracts.............................             --
Foreign Currencies at Value.......................................             --
Cash..............................................................             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......             --
  Dividends, Interest and Tax Reclaims............................             --
  Securities Lending Income.......................................             --
  Fund Shares Sold................................................          6,932
Unrealized Gain on Forward Currency Contracts.....................             --
Unrealized Gain on Foreign Currency Contracts.....................             --
Prepaid Expenses and Other Assets.................................             48
                                                                   --------------
    Total Assets..................................................      6,297,316
                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................             --
  Fund Shares Redeemed............................................         33,325
  Due to Advisor..................................................          1,659
  Futures Margin Variation........................................             --
Unrealized Loss on Forward Currency Contracts.....................             --
Unrealized Loss on Foreign Currency Contracts.....................             --
Accrued Expenses and Other Liabilities............................            230
                                                                   --------------
    Total Liabilities.............................................         35,214
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $3,253,706;
 $697,402; $414,171 and $6,262,102 and shares outstanding of
 259,188,664; 42,110,941; 24,926,634 and 204,430,684,
 respectively..................................................... $        30.63
                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000
                                                                   ==============
Investments in Affiliated Investment Companies at Cost............            N/A
                                                                   ==============
Investments at Cost...............................................            N/A
                                                                   ==============
Foreign Currencies at Cost........................................ $           --
                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    4,086,213
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          3,312
Accumulated Net Realized Gain (Loss)..............................       (137,689)
Net Unrealized Foreign Exchange Gain (Loss).......................            (54)
Net Unrealized Appreciation (Depreciation)........................      2,310,320
                                                                   --------------
NET ASSETS........................................................ $    6,262,102
                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                                      Emerging        Emerging
                                                                                    Markets Small   Markets Value
                                                                                    Cap Portfolio     Portfolio
                                                                                   --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................... $    7,825,211  $   19,926,153
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively)....................................................................             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................             --              --
Segregated Cash for Futures Contracts.............................................             --              --
Foreign Currencies at Value.......................................................             --              --
Cash..............................................................................             --              --
Receivables:
  Investment Securities Sold......................................................             --              --
  Dividends, Interest and Tax Reclaims............................................             --              --
  Securities Lending Income.......................................................             --              --
  Fund Shares Sold................................................................         15,463           4,552
Unrealized Gain on Foreign Currency Contracts.....................................             --              --
Prepaid Expenses and Other Assets.................................................             51              73
                                                                                   --------------  --------------
     Total Assets.................................................................      7,840,725      19,930,778
                                                                                   --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................             --              --
  Investment Securities Purchased.................................................             --              --
  Fund Shares Redeemed............................................................          1,507          82,819
  Due to Advisor..................................................................          2,917           6,591
  Futures Margin Variation........................................................             --              --
Accrued Expenses and Other Liabilities............................................            191             741
                                                                                   --------------  --------------
     Total Liabilities............................................................          4,615          90,151
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A  $        31.81
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A     200,000,000
                                                                                   ==============  ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.97  $        32.04
                                                                                   ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................................  1,500,000,000   3,000,000,000
                                                                                   ==============  ==============
Investments at Cost...............................................................            N/A             N/A
                                                                                   ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $           --
                                                                                   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    6,385,914  $   17,416,333
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................        (43,421)        (93,976)
Accumulated Net Realized Gain (Loss)..............................................        231,739      (1,040,575)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (159)             62
Net Unrealized Appreciation (Depreciation)........................................      1,262,037       3,558,783
                                                                                   --------------  --------------
NET ASSETS........................................................................ $    7,836,110  $   19,840,627
                                                                                   ==============  ==============

                                                                                      Emerging
                                                                                    Markets Core
                                                                                       Equity
                                                                                     Portfolio*
                                                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........................             --
Investments at Value (including $0, $0 and $2,428,598 of securities on loan,
 respectively).................................................................... $   29,367,151
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $0, $0 and $1,481,465)........................................................      1,481,498
Segregated Cash for Futures Contracts.............................................         10,912
Foreign Currencies at Value.......................................................        159,401
Cash..............................................................................        167,963
Receivables:
  Investment Securities Sold......................................................          6,819
  Dividends, Interest and Tax Reclaims............................................         28,272
  Securities Lending Income.......................................................          7,215
  Fund Shares Sold................................................................         26,809
Unrealized Gain on Foreign Currency Contracts.....................................              1
Prepaid Expenses and Other Assets.................................................            231
                                                                                   --------------
     Total Assets.................................................................     31,256,272
                                                                                   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      1,481,586
  Investment Securities Purchased.................................................         39,671
  Fund Shares Redeemed............................................................          7,250
  Due to Advisor..................................................................         11,529
  Futures Margin Variation........................................................          2,249
Accrued Expenses and Other Liabilities............................................          5,488
                                                                                   --------------
     Total Liabilities............................................................      1,547,773
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,362 and $0 and shares
 outstanding of 0; 923,044 and 0, respectively....................................            N/A
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................            N/A
                                                                                   ==============
Institutional Class Shares -- based on net assets of $7,836,110; $19,811,265 and $29,708,499 and shares outstanding of 326,868,247; 618,322,616 and
 1,275,092,734, respectively...................................................... $        23.30
                                                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................................................  5,000,000,000
                                                                                   ==============
Investments at Cost............................................................... $   22,939,794
                                                                                   ==============
Foreign Currencies at Cost........................................................ $      159,963
                                                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $   24,005,758
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................         32,981
Accumulated Net Realized Gain (Loss)..............................................       (747,330)
Net Unrealized Foreign Exchange Gain (Loss).......................................           (274)
Net Unrealized Appreciation (Depreciation)........................................      6,417,364
                                                                                   --------------
NET ASSETS........................................................................ $   29,708,499
                                                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio# Portfolio# Portfolio*  Portfolio#
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends...........................................................        --        --    $274,025           --
   Interest............................................................        --        --       1,488           --
   Income from Securities Lending......................................        --        --       1,051           --
   Expenses Allocated from Affiliated Investment Company...............        --        --     (13,541)          --
                                                                         --------   -------    --------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................        --        --     263,023           --
                                                                         --------   -------    --------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $45,
   respectively).......................................................        --   $11,743          --    $  76,711
  Non Cash Income......................................................        --        --          --        5,335
  Interest.............................................................  $  3,423        --          --           --
  Income from Securities Lending.......................................         8       100          --        5,703
                                                                         --------   -------    --------    ---------
    Total Investment Income............................................     3,431    11,843          --       87,749
                                                                         --------   -------    --------    ---------
Fund Expenses
  Investment Management Fees...........................................       347       989      31,056       18,924
  Accounting & Transfer Agent Fees.....................................        15        47         441          325
  S&P 500(R) Fees......................................................         4        --          --           --
  Custodian Fees.......................................................         4         8          --           67
  Shareholder Servicing Fees
   Class R1 Shares.....................................................        --        --          --           29
   Class R2 Shares.....................................................        --        --          --          195
  Filing Fees..........................................................        14        23         152          100
  Shareholders' Reports................................................         6        10         231          160
  Directors'/Trustees' Fees & Expenses.................................         1         5          95           42
  Professional Fees....................................................         2         8          58           63
  Other................................................................         5        18          56          128
                                                                         --------   -------    --------    ---------
    Total Expenses.....................................................       398     1,108      32,089       20,033
                                                                         --------   -------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (137)       --     (12,423)          --
                                                                         --------   -------    --------    ---------
  Net Expenses.........................................................       261     1,108      19,666       20,033
                                                                         --------   -------    --------    ---------
  Net Investment Income (Loss).........................................     3,170    10,735     243,357       67,716
                                                                         --------   -------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    (1,122)    3,202          --      324,706
   Affiliated Investment Companies Shares Sold.........................        (1)       (5)         --         (162)
   Transactions Allocated from Affiliated Investment Company...........        --        --     497,515           --
   Futures.............................................................    32,203        21          --        8,335
   Foreign Currency Transactions.......................................       (17)       --          --            1
   Forward Currency Contracts..........................................       310        --          --           --
   In-Kind Redemptions.................................................        --        --          --       16,160
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    (3,397)   37,104          --     (144,015)
   Affiliated Investment Companies Shares..............................         2         1          --            5
   Transactions Allocated from Affiliated Investment Company...........        --        --     105,827           --
   Futures.............................................................   (21,933)       --          --       (3,740)
   Translation of Foreign Currency Denominated Amounts.................         4        --          --           --
                                                                         --------   -------    --------    ---------
  Net Realized and Unrealized Gain (Loss)..............................     6,049    40,323     603,342      201,290
                                                                         --------   -------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $  9,219   $51,058    $846,699    $ 269,006
                                                                         ========   =======    ========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                       Cap Value   Equity 1   Equity 2    Equity
                                                                       Portfolio# Portfolio# Portfolio# Portfolio#
                                                                       ---------- ---------- ---------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $95, $27, $31 and $11,
   respectively)...................................................... $ 109,030   $185,301   $200,648   $ 39,152
  Income from Securities Lending......................................     5,830      5,011      6,076      1,751
                                                                       ---------   --------   --------   --------
     Total Investment Income..........................................   114,860    190,312    206,724     40,903
                                                                       ---------   --------   --------   --------
Expenses
  Investment Management Fees..........................................    37,707     18,598     23,648      7,157
  Accounting & Transfer Agent Fees....................................       528        622        709        163
  Custodian Fees......................................................        96        106        116         29
  Filing Fees.........................................................       115        160        185         45
  Shareholders' Reports...............................................       208        142        163         57
  Directors'/Trustees' Fees & Expenses................................        59         83         90         19
  Professional Fees...................................................        89        124        135         29
  Other...............................................................       184        251        272         62
                                                                       ---------   --------   --------   --------
     Total Expenses...................................................    38,986     20,086     25,318      7,561
                                                                       ---------   --------   --------   --------
  Net Investment Income (Loss)........................................    75,874    170,226    181,406     33,342
                                                                       ---------   --------   --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   643,656    104,160    174,206    139,689
    Affiliated Investment Companies Shares Sold.......................      (171)      (183)      (162)       (46)
    Futures...........................................................    14,383     17,432     18,482      1,242
    Foreign Currency Transactions.....................................         3         --         --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................  (563,438)   592,027    456,197    (31,996)
    Affiliated Investment Companies Shares............................       (29)        13        (15)       (18)
    Futures...........................................................    (9,360)   (12,650)   (14,032)    (1,061)
                                                                       ---------   --------   --------   --------
  Net Realized and Unrealized Gain (Loss).............................    85,044    700,799    634,676    107,810
                                                                       ---------   --------   --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 160,918   $871,025   $816,082   $141,152
                                                                       =========   ========   ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                     U.S. High    DFA Real
                                                             U.S. Small U.S. Micro   Relative      Estate     Large Cap
                                                                Cap        Cap     Profitability Securities International
                                                             Portfolio# Portfolio#  Portfolio#   Portfolio#  Portfolio#
                                                             ---------- ---------- ------------- ---------- -------------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $49, $5, $0,
   $0 and $7,015, respectively)............................. $ 115,320  $  40,286     $2,238     $ 175,759    $ 68,198
  Non Cash Income...........................................     6,759         --         --            --          --
  Income from Securities Lending............................    10,570      4,029         23           642       1,534
                                                             ---------  ---------     ------     ---------    --------
     Total Investment Income................................   132,649     44,315      2,261       176,401      69,732
                                                             ---------  ---------     ------     ---------    --------
Fund Expenses
  Investment Management Fees................................    30,208     15,930        271         6,966       4,831
  Accounting & Transfer Agent Fees..........................       556        261          9           272         207
  Custodian Fees............................................       106         41          6            42         229
  Filing Fees...............................................        90         50         55            71          35
  Shareholders' Reports.....................................       177         70          2           135          73
  Directors'/Trustees' Fees & Expenses......................        66         25          1            33          19
  Professional Fees.........................................        99         37          1            50          32
  Organizational & Offering Costs...........................        --         --         19            --          --
  Other.....................................................       207         77          3            99          77
                                                             ---------  ---------     ------     ---------    --------
     Total Expenses.........................................    31,509     16,491        367         7,668       5,503
                                                             ---------  ---------     ------     ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................        --         --        (28)         (292)         40
  Fees Paid Indirectly (Note C).............................        --         --         --            --         (60)
                                                             ---------  ---------     ------     ---------    --------
  Net Expenses..............................................    31,509     16,491        339         7,376       5,483
                                                             ---------  ---------     ------     ---------    --------
  Net Investment Income (Loss)..............................   101,140     27,824      1,922       169,025      64,249
                                                             ---------  ---------     ------     ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   460,896    204,682        213        (5,888)     (3,936)
    Affiliated Investment Companies Shares Sold.............      (369)       (70)        --           (57)        (55)
    Futures.................................................    14,625      4,412        (37)        6,473       3,576
    Foreign Currency Transactions...........................         1         --         --            --         484
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............  (231,363)  (129,113)     3,832      (506,291)     83,514
    Affiliated Investment Companies Shares..................       (15)        (6)         1            (1)         41
    Futures.................................................    (9,693)    (1,811)        --        (4,754)     (2,046)
    Translation of Foreign Currency Denominated
     Amounts................................................        --         --         --            --        (375)
                                                             ---------  ---------     ------     ---------    --------
  Net Realized and Unrealized Gain (Loss)...................   234,082     78,094      4,009      (510,518)     81,203
                                                             ---------  ---------     ------     ---------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................. $ 335,222  $ 105,918     $5,931     $(341,493)   $145,452
                                                             =========  =========     ======     =========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  International               Japanese
                                                                    International     Small     Global Small    Small
                                                                     Core Equity     Company      Company      Company
                                                                     Portfolio#    Portfolio*#  Portfolio*#  Portfolio*#
                                                                    ------------- ------------- ------------ -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................         --      $162,144       $ 109       $ 6,808
   Income from Securities Lending..................................         --        19,715          20         1,133
   Expenses Allocated from Affiliated Investment Companies.........         --        (8,407)         (8)         (427)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................         --           935          52            --
                                                                      --------      --------       -----       -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................         --       174,387         173         7,514
                                                                      --------      --------       -----       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................   $362,996            --          --            --
  Income from Securities Lending...................................     18,704            --          --            --
                                                                      --------      --------       -----       -------
    Total Investment Income........................................    381,700            --          --            --
                                                                      --------      --------       -----       -------
Fund Expenses
  Investment Management Fees.......................................     36,719        27,983          45         1,706
  Accounting & Transfer Agent Fees.................................        859           151           2             4
  Custodian Fees...................................................      1,315             2           2            --
  Filing Fees......................................................        228            53           9            10
  Shareholders' Reports............................................        230           203           1             4
  Directors'/Trustees' Fees & Expenses.............................        103            54          --             3
  Professional Fees................................................        171            32           1             2
  Organizational & Offering Costs..................................         --            --           7            --
  Other............................................................        398            36          --             2
                                                                      --------      --------       -----       -------
    Total Expenses.................................................     40,023        28,514          67         1,731
                                                                      --------      --------       -----       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................        785            --         (43)         (341)
  Fees Paid Indirectly (Note C)....................................       (377)           --          --            --
                                                                      --------      --------       -----       -------
  Net Expenses.....................................................     40,431        28,514          24         1,390
                                                                      --------      --------       -----       -------
  Net Investment Income (Loss).....................................    341,269       145,873         149         6,124
                                                                      --------      --------       -----       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................         --            --         333            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................     48,836            --          --            --
   Affiliated Investment Companies Shares Sold.....................       (130)           --          (3)           --
   Transactions Allocated from Affiliated Investment Company.......         --       321,930         136        17,300
   Futures.........................................................     33,099        11,806           2            --
   Foreign Currency Transactions...................................        395          (230)         --           (93)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................    510,914            29          --            --
   Affiliated Investment Companies Shares..........................        (17)           --        (308)           --
   Transactions Allocated from Affiliated Investment Company.......         --        60,840         170        16,128
   Futures.........................................................    (14,558)       (5,581)         --            --
   Translation of Foreign Currency Denominated Amounts.............     (2,401)       (1,397)         (1)         (115)
                                                                      --------      --------       -----       -------
  Net Realized and Unrealized Gain (Loss)..........................    576,138       387,397         329        33,220
                                                                      --------      --------       -----       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $917,407      $533,270       $ 478       $39,344
                                                                      ========      ========       =====       =======

                                                                    Asia Pacific
                                                                       Small
                                                                      Company
                                                                    Portfolio*#
                                                                    ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $14,541,
    $10, $756 and $105, respectively)..............................   $ 6,031
   Income from Securities Lending..................................       640
   Expenses Allocated from Affiliated Investment Companies.........      (226)
  Income Distributions Received from Affiliated Investment
   Companies.......................................................        --
                                                                      -------
    Total Net Investment Income Received from Affiliated
     Investment Companies..........................................     6,445
                                                                      -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $36,164, $0, $0, $0
   and $0, respectively)...........................................        --
  Income from Securities Lending...................................        --
                                                                      -------
    Total Investment Income........................................        --
                                                                      -------
Fund Expenses
  Investment Management Fees.......................................       887
  Accounting & Transfer Agent Fees.................................         3
  Custodian Fees...................................................        --
  Filing Fees......................................................        10
  Shareholders' Reports............................................         3
  Directors'/Trustees' Fees & Expenses.............................         1
  Professional Fees................................................         1
  Organizational & Offering Costs..................................        --
  Other............................................................         1
                                                                      -------
    Total Expenses.................................................       906
                                                                      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C).......................      (177)
  Fees Paid Indirectly (Note C)....................................        --
                                                                      -------
  Net Expenses.....................................................       729
                                                                      -------
  Net Investment Income (Loss).....................................     5,716
                                                                      -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**....................................        --
   Affiliated Investment Companies Shares Sold.....................        --
   Transactions Allocated from Affiliated Investment Company.......       973
   Futures.........................................................        --
   Foreign Currency Transactions...................................       (27)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................        --
   Affiliated Investment Companies Shares..........................        --
   Transactions Allocated from Affiliated Investment Company.......     5,128
   Futures.........................................................        --
   Translation of Foreign Currency Denominated Amounts.............        (3)
                                                                      -------
  Net Realized and Unrealized Gain (Loss)..........................     6,071
                                                                      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $11,787
                                                                      =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   United                     DFA                       DFA
                                                                   Kingdom   Continental International DFA Global  International
                                                                    Small       Small     Real Estate  Real Estate   Small Cap
                                                                   Company     Company    Securities   Securities      Value
                                                                 Portfolio*# Portfolio*#  Portfolio#   Portfolio#   Portfolio#
                                                                 ----------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $1,155,
    $0, $0 and $0, respectively)................................   $  720      $ 7,266           --            --           --
   Income from Securities Lending...............................       11        1,050           --            --           --
   Expenses Allocated from Affiliated Investment Company........      (25)        (429)          --            --           --
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --           --           --     $ 198,065           --
                                                                   ------      -------     --------     ---------    ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................      706        7,887           --       198,065           --
                                                                   ------      -------     --------     ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $14,173,
   $0 and $15,848, respectively)................................       --           --     $131,553            96    $ 182,995
  Non Cash Income...............................................       --           --           --            --       11,168
  Income from Securities Lending................................       --           --        1,807           296       13,567
                                                                   ------      -------     --------     ---------    ---------
    Total Fund Investment Income................................       --           --      133,360           392      207,730
                                                                   ------      -------     --------     ---------    ---------
Fund Expenses
  Investment Management Fees....................................      109        1,760        7,151         6,913       52,595
  Accounting & Transfer Agent Fees..............................        2            5          208           110          581
  Custodian Fees................................................       --           --          275            18        1,169
  Filing Fees...................................................        8           43           66            86          105
  Shareholders' Reports.........................................        2            3           64           151          194
  Directors'/Trustees' Fees & Expenses..........................       --            3           23            27           64
  Professional Fees.............................................        1            1           39            22          107
  Other.........................................................       --            2          103            27          258
                                                                   ------      -------     --------     ---------    ---------
    Total Expenses..............................................      122        1,817        7,929         7,354       55,073
                                                                   ------      -------     --------     ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................      (20)        (352)          --        (3,830)          --
  Fees Paid Indirectly (Note C).................................       --           --          (75)           --         (248)
                                                                   ------      -------     --------     ---------    ---------
  Net Expenses..................................................      102        1,465        7,854         3,524       54,825
                                                                   ------      -------     --------     ---------    ---------
  Net Investment Income (Loss)..................................      604        6,422      125,506       194,933      152,905
                                                                   ------      -------     --------     ---------    ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................       --           --           --         5,030           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.................................       --           --      (50,919)            1      749,846
   Affiliated Investment Companies Shares Sold..................       --           --          (65)      (19,596)         (73)
   Transactions Allocated from Affiliated Investment
    Company.....................................................    1,483       12,710           --            --           --
   Futures......................................................       --           --        2,020            --       15,893
   Foreign Currency Transactions................................        7          (14)         382            --       (1,918)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................       --           --      337,116      (180,268)    (478,067)
   Affiliated Investment Companies Shares.......................       --           --            6        (6,034)         (35)
   Transactions Allocated from Affiliated Investment
    Company.....................................................     (210)       3,041           --            --           --
   Futures......................................................       --           --          215            --      (10,499)
   Translation of Foreign Currency Denominated Amounts..........       (6)         (74)        (152)           --       (2,956)
                                                                   ------      -------     --------     ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................    1,274       15,663      288,603      (200,867)     272,191
                                                                   ------      -------     --------     ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $1,878      $22,085     $414,109     $  (5,934)   $ 425,096
                                                                   ======      =======     ========     =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                      International               World ex U.S.
                                                                        International High Relative World ex U.S.   Targeted
                                                                        Vector Equity Profitability     Value         Value
                                                                         Portfolio#    Portfolio#    Portfolio*#   Portfolio#
                                                                        ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $339 and $0,
    respectively)......................................................         --           --        $ 3,202            --
   Income from Securities Lending......................................         --           --            103            --
   Expenses Allocated from Affiliated Investment Companies.............         --           --           (223)           --
  Income Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            478            --
                                                                           -------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies.........................................................         --           --          3,560            --
                                                                           -------       ------        -------       -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,246, $206, $0 and
   $501, respectively).................................................    $33,521       $1,913             --       $ 5,417
  Income from Securities Lending.......................................      2,197           22             --           167
                                                                           -------       ------        -------       -------
    Total Investment Income............................................     35,718        1,935             --         5,584
                                                                           -------       ------        -------       -------
Fund Expenses
  Investment Management Fees...........................................      5,882          166            594         1,445
  Accounting & Transfer Agent Fees.....................................        109            9              4            22
  Custodian Fees.......................................................        143           10             --           119
  Filing Fees..........................................................         38           31             12            21
  Shareholders' Reports................................................         40            1              2             5
  Directors'/Trustees' Fees & Expenses.................................         10           --              1             2
  Professional Fees....................................................         19            1              2            14
  Organizational & Offering Costs......................................         --           18             --            --
  Other................................................................         44            3              1            10
                                                                           -------       ------        -------       -------
    Total Expenses.....................................................      6,285          239            616         1,638
                                                                           -------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --           (5)          (276)           --
  Fees Paid Indirectly (Note C)........................................        (11)          (5)            --            (4)
                                                                           -------       ------        -------       -------
  Net Expenses.........................................................      6,274          229            340         1,634
                                                                           -------       ------        -------       -------
  Net Investment Income (Loss).........................................     29,444        1,706          3,220         3,950
                                                                           -------       ------        -------       -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies...........................................................         --           --            773            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................     50,228          (35)            --        19,944
   Affiliated Investment Companies Shares Sold.........................         (9)          --            (70)           (1)
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,407            --
   Futures.............................................................        (17)          24             --            22
   Foreign Currency Transactions.......................................        229           29             27           (16)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................     16,281          375         (6,349)       (7,442)
   Affiliated Investment Companies Shares..............................         (5)           1          5,791            --
   Transactions Allocated from Affiliated Investment Company...........         --           --          4,540            --
   Futures.............................................................        (68)          --             --            --
   Translation of Foreign Currency Denominated Amounts.................       (265)         (11)           (15)          (51)
                                                                           -------       ------        -------       -------
  Net Realized and Unrealized Gain (Loss)..............................     66,374          383          9,104        12,456
                                                                           -------       ------        -------       -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................    $95,818       $2,089        $12,324       $16,406
                                                                           =======       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   Selectively
                                                                         World ex U.S. World Core    Hedged      Emerging
                                                                          Core Equity    Equity   Global Equity   Markets
                                                                          Portfolio#   Portfolio    Portfolio   Portfolio*#
                                                                         ------------- ---------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $5,092,
    respectively).......................................................         --          --           --     $ 52,504
   Interest.............................................................         --          --           --           22
   Income from Securities Lending.......................................         --          --           --        2,617
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (4,740)
  Income Distributions Received from Affiliated Investment Companies....         --     $ 5,028      $ 3,043           --
                                                                           --------     -------      -------     --------
    Total Net Investment Income Received from Affiliated Investment
     Companies..........................................................         --       5,028        3,043       50,403
                                                                           --------     -------      -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,792, $0, $0 and $0,
   respectively)........................................................   $ 36,469          --           --           --
  Income from Securities Lending........................................      2,270          --           --           --
                                                                           --------     -------      -------     --------
    Total Fund Investment Income........................................     38,739          --           --           --
                                                                           --------     -------      -------     --------
Fund Expenses
  Investment Management Fees............................................      4,924         996          620       13,430
  Accounting & Transfer Agent Fees......................................        113           5            6           50
  Custodian Fees........................................................        414          --            1           --
  Filing Fees...........................................................         45          19           18           41
  Shareholders' Reports.................................................         37           3            4           95
  Directors'/Trustees' Fees & Expenses..................................         11           2            2           25
  Professional Fees.....................................................         31           2            1           16
  Other.................................................................         50           7            1           16
                                                                           --------     -------      -------     --------
    Total Expenses......................................................      5,625       1,034          653       13,673
                                                                           --------     -------      -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)........................................        377        (773)        (550)      (3,198)
  Fees Paid Indirectly (Note C).........................................        (37)         --           --           --
                                                                           --------     -------      -------     --------
  Net Expenses..........................................................      5,965         261          103       10,475
                                                                           --------     -------      -------     --------
  Net Investment Income (Loss)..........................................     32,774       4,767        2,940       39,928
                                                                           --------     -------      -------     --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................         --       1,843        1,607           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.........................................     11,474           1           (1)          --
   Affiliated Investment Companies Shares Sold..........................        (13)      3,184        2,281           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --       85,126
   Futures..............................................................        657         145        2,531           --
   Foreign Currency Transactions........................................       (137)         --           --          994
   Forward Currency Contracts...........................................         --          --       (3,348)          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................     69,738          --            5           --
   Affiliated Investment Companies Shares...............................         (1)     15,802        8,108           --
   Transactions Allocated from Affiliated Investment Company............         --          --           --      130,204
   Futures..............................................................         --          --       (1,801)          --
   Translation of Foreign Currency Denominated Amounts..................       (227)         --           --          (43)
   Forward Currency Contracts...........................................         --          --        1,336           --
                                                                           --------     -------      -------     --------
  Net Realized and Unrealized Gain (Loss)...............................     81,491      20,975       10,718      216,281
                                                                           --------     -------      -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........   $114,265     $25,742      $13,658     $256,209
                                                                           ========     =======      =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        Emerging   Emerging     Emerging
                                                                                        Markets     Markets   Markets Core
                                                                                       Small Cap     Value       Equity
                                                                                       Portfolio* Portfolio*#  Portfolio#
                                                                                       ---------- ----------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $5,515, $21,127 and $0, respectively)..  $ 53,376  $  168,355           --
   Interest...........................................................................         4          11           --
   Income from Securities Lending.....................................................    28,514      14,367           --
   Expenses Allocated from Affiliated Investment Companies............................    (9,832)    (15,103)          --
                                                                                        --------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies.........    72,062     167,630           --
                                                                                        --------  ----------   ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $29,574, respectively).......        --          --   $  232,611
  Income from Securities Lending......................................................        --          --       36,025
                                                                                        --------  ----------   ----------
    Total Investment Income...........................................................        --          --      268,636
                                                                                        --------  ----------   ----------
Fund Expenses
  Investment Management Fees..........................................................    24,976      49,752       67,829
  Accounting & Transfer Agent Fees....................................................        92          96          922
  Custodian Fees......................................................................        --          --        5,193
  Shareholder Servicing Fees
   Class R2 Shares....................................................................        --          40           --
  Filing Fees.........................................................................        36          59          189
  Shareholders' Reports...............................................................        68         159          281
  Directors'/Trustees' Fees & Expenses................................................        29          77          109
  Professional Fees...................................................................        18          48          200
  Other...............................................................................        17          46          412
                                                                                        --------  ----------   ----------
    Total Expenses....................................................................    25,236      50,277       75,135
                                                                                        --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C)...................................................................    (7,685)         --        1,257
   Institutional Class Shares.........................................................        --      (9,934)          --
   Class R2 Shares....................................................................        --         (16)          --
  Fees Paid Indirectly (Note C).......................................................        --          --         (220)
                                                                                        --------  ----------   ----------
  Net Expenses........................................................................    17,551      40,327       76,172
                                                                                        --------  ----------   ----------
  Net Investment Income (Loss)........................................................    54,511     127,303      192,464
                                                                                        --------  ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................................        --          --       74,060
   Affiliated Investment Companies Shares Sold........................................        --          --         (124)
   Transactions Allocated from Affiliated Investment Company..........................   245,328     293,095           --
   Futures............................................................................        --          --       18,221
   Foreign Currency Transactions......................................................       (77)      1,005       (1,498)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................................        --          --    1,009,322
   Affiliated Investment Companies Shares.............................................        --          --          (27)
   Transactions Allocated from Affiliated Investment Company..........................   140,406     899,083           --
   Futures............................................................................        --          --      (15,447)
   Translation of Foreign Currency Denominated Amounts................................       (79)        (97)        (165)
                                                                                        --------  ----------   ----------
  Net Realized and Unrealized Gain (Loss).............................................   385,578   1,193,086    1,084,342
                                                                                        --------  ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.......................  $440,089  $1,320,389   $1,276,806
                                                                                        ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          Enhanced U.S. Large   U.S. Large Cap Equity    U.S. Large Cap Value
                                                           Company Portfolio          Portfolio                Portfolio
                                                         --------------------  ----------------------  ------------------------
                                                         Six Months    Year    Six Months     Year     Six Months       Year
                                                            Ended     Ended       Ended      Ended        Ended        Ended
                                                          April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2018       2017       2018        2017        2018          2017
                                                         ----------- --------  ----------- ----------  -----------  -----------
                                                         (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........................  $  3,170   $  3,676  $   10,735  $   18,142  $   243,357  $   427,035
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................    (1,122)      (319)      3,202         273           --           --
   Affiliated Investment Companies Shares Sold..........        (1)         1          (5)         --           --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      497,515    1,154,160
   Futures..............................................    32,203     39,159          21           9           --       18,720
   Foreign Currency Transactions........................       (17)       (11)         --          --           --           --
   Forward Currency Contracts...........................       310       (132)         --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (3,397)    (1,062)     37,104     200,016           --           --
   Affiliated Investment Companies Shares Sold..........         2         (1)          1          (7)          --           --
   Transactions Allocated from Affiliated Investment
    Company.............................................        --         --          --          --      105,827    2,764,575
   Futures..............................................   (21,933)    14,290          --          --           --       10,896
   Translation of Foreign Currency Denominated
    Amounts.............................................         4         (9)         --          --           --           --
   Forward Currency Contracts...........................        --        896          --          --           --           --
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     9,219     56,488      51,058     218,433      846,699    4,375,386
                                                          --------   --------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (3,136)    (2,502)     (9,993)    (18,564)    (212,674)    (403,733)
  Net Short-Term Gains:
   Institutional Class Shares...........................   (19,355)    (2,722)         --          --      (44,063)          --
  Net Long-Term Gains:
   Institutional Class Shares...........................   (29,522)    (4,088)         --          --   (1,084,239)    (446,140)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Distributions.................................   (52,013)    (9,312)     (9,993)    (18,564)  (1,340,976)    (849,873)
                                                          --------   --------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    74,855    101,630     242,886     343,508    2,951,422    5,277,113
  Shares Issued in Lieu of Cash Distributions...........    51,982      8,734       9,246      17,598    1,264,013      793,913
  Shares Redeemed.......................................   (69,502)   (73,606)   (127,507)   (199,415)  (2,611,271)  (3,536,921)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    57,335     36,758     124,625     161,691    1,604,164    2,534,105
                                                          --------   --------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    14,541     83,934     165,690     361,560    1,109,887    6,059,618
Net Assets
  Beginning of Period...................................   322,347    238,413   1,212,883     851,323   23,732,871   17,673,253
                                                          --------   --------  ----------  ----------  -----------  -----------
  End of Period.........................................  $336,888   $322,347  $1,378,573  $1,212,883  $24,842,758  $23,732,871
                                                          ========   ========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     5,484      7,516      14,352      23,434       75,093      144,495
  Shares Issued in Lieu of Cash Distributions...........     4,009        681         562       1,194       32,811       22,018
  Shares Redeemed.......................................    (5,247)    (5,541)     (7,539)    (13,683)     (66,580)     (97,162)
                                                          --------   --------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.......................................     4,246      2,656       7,375      10,945       41,324       69,351
                                                          ========   ========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)....................  $    911   $    877  $    1,949  $    1,207  $    53,279  $    22,596

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      U.S. Targeted Value      U.S. Small Cap Value
                                                           Portfolio                 Portfolio
                                                   ------------------------  ------------------------
                                                   Six Months       Year     Six Months       Year
                                                      Ended        Ended        Ended        Ended
                                                    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                      2018          2017        2018          2017
                                                   -----------  -----------  -----------  -----------
                                                   (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $    67,716  $   109,197  $    75,874  $   118,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     324,706      454,563      643,656      690,721
   Affiliated Investment Companies Shares
    Sold..........................................        (162)          (1)        (171)          22
   Futures........................................       8,335       17,659       14,383       26,310
   Foreign Currency Transactions..................           1            6            3           --
   In-Kind Redemptions............................      16,160           --           --       79,386
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....    (144,015)   1,335,548     (563,438)   2,156,333
   Affiliated Investment Companies Shares
    Sold..........................................           5         (188)         (29)        (216)
   Futures........................................      (3,740)       2,939       (9,360)       9,284
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     269,006    1,919,723      160,918    3,080,073
                                                   -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................        (293)        (506)          --           --
   Class R2 Shares................................        (707)      (1,483)          --           --
   Institutional Class Shares.....................     (58,873)    (103,014)     (64,499)    (113,837)
  Net Short-Term Gains:
   Class R1 Shares................................        (139)         (75)          --           --
   Class R2 Shares................................        (385)        (304)          --           --
   Institutional Class Shares.....................     (26,704)     (15,806)     (36,882)          --
  Net Long-Term Gains:
   Class R1 Shares................................      (2,222)      (1,310)          --           --
   Class R2 Shares................................      (6,156)      (5,296)          --           --
   Institutional Class Shares.....................    (427,245)    (275,712)    (653,833)    (533,287)
                                                   -----------  -----------  -----------  -----------
    Total Distributions...........................    (522,724)    (403,506)    (755,214)    (647,124)
                                                   -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   1,163,195    3,081,447    1,384,531    2,978,426
  Shares Issued in Lieu of Cash Distributions.....     492,413      373,214      693,470      585,631
  Shares Redeemed.................................  (1,274,670)  (2,298,736)  (1,442,793)  (3,444,324)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     380,938    1,155,925      635,208      119,733
                                                   -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......     127,220    2,672,142       40,912    2,552,682
Net Assets
  Beginning of Period.............................  10,740,431    8,068,289   15,165,867   12,613,185
                                                   -----------  -----------  -----------  -----------
  End of Period................................... $10,867,651  $10,740,431  $15,206,779  $15,165,867
                                                   ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................      46,664      128,009       36,381       80,463
  Shares Issued in Lieu of Cash Distributions.....      20,120       15,383       18,503       15,504
  Shares Redeemed.................................     (50,889)     (95,985)     (37,706)     (92,936)
                                                   -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      15,895       47,407       17,178        3,031
                                                   ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $     6,449  $    (1,394) $     5,682  $    (5,694)

                                                   U.S. Core Equity 1 Portfolio
                                                   ---------------------------
                                                   Six Months         Year
                                                      Ended          Ended
                                                    April 30,       Oct. 31,
                                                      2018            2017
                                                   -----------    -----------
                                                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   170,226    $   299,067
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     104,160         96,159
   Affiliated Investment Companies Shares
    Sold..........................................        (183)           (35)
   Futures........................................      17,432         15,613
   Foreign Currency Transactions..................          --              3
   In-Kind Redemptions............................          --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....     592,027      3,505,095
   Affiliated Investment Companies Shares
    Sold..........................................          13           (188)
   Futures........................................     (12,650)        10,034
                                                    -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     871,025      3,925,748
                                                    -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (156,797)      (310,434)
  Net Short-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................      (2,527)            --
  Net Long-Term Gains:
   Class R1 Shares................................          --             --
   Class R2 Shares................................          --             --
   Institutional Class Shares.....................    (116,824)       (71,615)
                                                    -----------   -----------
    Total Distributions...........................    (276,148)      (382,049)
                                                    -----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................   2,393,768      4,637,048
  Shares Issued in Lieu of Cash Distributions.....     269,875        368,386
  Shares Redeemed.................................  (1,732,454)    (2,746,550)
                                                    -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................     931,189      2,258,884
                                                    -----------   -----------
    Total Increase (Decrease) in Net Assets.......   1,526,066      5,802,583
Net Assets
  Beginning of Period.............................  20,762,742     14,960,159
                                                    -----------   -----------
  End of Period................................... $22,288,808    $20,762,742
                                                    ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     104,319        229,289
  Shares Issued in Lieu of Cash Distributions.....      12,043         18,264
  Shares Redeemed.................................     (75,270)      (135,531)
                                                    -----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................      41,092        112,022
                                                    ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    27,919    $    14,490

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio
                                               ---------------------------  ---------------------------
                                               Six Months         Year      Six Months        Year
                                                  Ended          Ended         Ended         Ended
                                                April 30,       Oct. 31,     April 30,      Oct. 31,
                                                  2018            2017         2018           2017
                                               -----------    -----------   -----------     ----------
                                               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   181,406    $   320,409   $   33,342     $   59,721
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     174,206        192,862      139,689        167,995
   Affiliated Investment Companies Shares
    Sold......................................        (162)            31          (46)             5
   Futures....................................      18,482         19,381        1,242          5,443
   Foreign Currency Transactions..............          --              5           --              2
   In-Kind Redemptions........................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     456,197      3,702,303      (31,996)       706,848
   Affiliated Investment Companies Shares
    Sold......................................         (15)          (261)         (18)           (57)
   Futures....................................     (14,032)        11,212       (1,061)           835
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     816,082      4,245,942      141,152        940,792
                                                -----------   -----------   ----------      ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (166,055)      (322,547)     (29,038)       (55,773)
  Net Short-Term Gains:
   Institutional Class Shares.................      (3,799)            --           --           (202)
  Net Long-Term Gains:
   Institutional Class Shares.................    (214,753)      (122,469)    (164,690)      (101,959)
                                                -----------   -----------   ----------      ----------
    Total Distributions.......................    (384,607)      (445,016)    (193,728)      (157,934)
                                                -----------   -----------   ----------      ----------
Capital Share Transactions (1):
  Shares Issued...............................   2,450,301      4,120,340      416,241        873,587
  Shares Issued in Lieu of Cash Distributions.     378,126        439,092      191,639        155,990
  Shares Redeemed.............................  (1,686,383)    (2,695,986)    (529,054)      (911,079)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,142,044      1,863,446       78,826        118,498
                                                -----------   -----------   ----------      ----------
    Total Increase (Decrease) in Net
     Assets...................................   1,573,519      5,664,372       26,250        901,356
Net Assets
  Beginning of Period.........................  22,515,418     16,851,046    4,724,003      3,822,647
                                                -----------   -----------   ----------      ----------
  End of Period............................... $24,088,937    $22,515,418   $4,750,253     $4,724,003
                                                ===========   ===========   ==========      ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     113,035        212,849       21,594         48,648
  Shares Issued in Lieu of Cash Distributions.      17,875         22,777       10,103          8,720
  Shares Redeemed.............................     (77,888)      (139,061)     (27,329)       (50,704)
                                                -----------   -----------   ----------      ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      53,022         96,565        4,368          6,664
                                                ===========   ===========   ==========      ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    30,938    $    15,587   $    4,730     $      426

                                               U.S. Small Cap Portfolio
                                               ------------------------
                                               Six Months       Year
                                                  Ended        Ended
                                                April 30,     Oct. 31,
                                                  2018          2017
                                               -----------  -----------
                                               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   101,140  $   160,232
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     460,896      610,335
   Affiliated Investment Companies Shares
    Sold......................................        (369)        (107)
   Futures....................................      14,625       18,310
   Foreign Currency Transactions..............           1           15
   In-Kind Redemptions........................          --      125,200
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    (231,363)   2,387,599
   Affiliated Investment Companies Shares
    Sold......................................         (15)        (345)
   Futures....................................      (9,693)      10,124
                                               -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     335,222    3,311,363
                                               -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................     (90,524)    (155,568)
  Net Short-Term Gains:
   Institutional Class Shares.................     (41,529)     (12,822)
  Net Long-Term Gains:
   Institutional Class Shares.................    (608,203)    (343,192)
                                               -----------  -----------
    Total Distributions.......................    (740,256)    (511,582)
                                               -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................   1,719,775    3,737,913
  Shares Issued in Lieu of Cash Distributions.     703,323      484,150
  Shares Redeemed.............................  (1,426,702)  (3,067,256)
                                               -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................     996,396    1,154,807
                                               -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................     591,362    3,954,588
Net Assets
  Beginning of Period.........................  16,931,787   12,977,199
                                               -----------  -----------
  End of Period............................... $17,523,149  $16,931,787
                                               ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      47,600      109,356
  Shares Issued in Lieu of Cash Distributions.      19,729       14,119
  Shares Redeemed.............................     (39,519)     (89,947)
                                               -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      27,810       33,528
                                               ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     9,380  $    (1,236)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             U.S. High Relative     DFA Real Estate Securities
                                                   U.S. Micro Cap Portfolio Profitability Portfolio        Portfolio
                                                   -----------------------  ----------------------  -------------------------
                                                                                          Period
                                                                                         May 16,
                                                   Six Months      Year     Six Months   2017(a)    Six Months       Year
                                                      Ended       Ended        Ended        to         Ended        Ended
                                                    April 30,    Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                      2018         2017        2018        2017        2018          2017
                                                   ----------- -----------  -----------  --------   -----------  -----------
                                                   (Unaudited)              (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   27,824  $    43,746   $  1,922    $    672   $  169,025   $   190,490
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    204,682      283,405        213          43       (5,888)       47,672
   Affiliated Investment Companies Shares
    Sold..........................................        (70)          12         --          (1)         (57)          (67)
   Futures........................................      4,412        9,052        (37)       (394)       6,473         8,131
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....   (129,113)   1,119,931      3,832       9,520     (506,291)      183,941
   Affiliated Investment Companies Shares
    Sold..........................................         (6)        (105)         1          (1)          (1)          (61)
   Futures........................................     (1,811)       2,595         --          --       (4,754)        3,862
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    105,918    1,458,636      5,931       9,839     (341,493)      433,968
                                                   ----------  -----------   --------    --------   ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (24,910)     (43,959)    (1,608)       (541)    (168,977)     (217,478)
  Net Short-Term Gains:
   Institutional Class Shares.....................    (20,845)          --         --          --       (6,434)           --
  Net Long-Term Gains:
   Institutional Class Shares.....................   (260,406)    (255,837)        --          --      (20,143)      (66,384)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Distributions...........................   (306,161)    (299,796)    (1,608)       (541)    (195,554)     (283,862)
                                                   ----------  -----------   --------    --------   ----------   -----------
Capital Share Transactions (1):
  Shares Issued...................................    531,591      757,322    254,331     134,388    1,212,762     1,766,337
  Shares Issued in Lieu of Cash Distributions.....    282,199      276,724      1,608         541      155,008       217,675
  Shares Redeemed.................................   (462,749)  (1,014,479)   (21,952)     (3,154)    (723,306)   (1,113,122)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    351,041       19,567    233,987     131,775      644,464       870,890
                                                   ----------  -----------   --------    --------   ----------   -----------
    Total Increase (Decrease) in Net Assets.......    150,798    1,178,407    238,310     141,073      107,417     1,020,996
Net Assets
  Beginning of Period.............................  6,306,730    5,128,323    141,073          --    8,281,176     7,260,180
                                                   ----------  -----------   --------    --------   ----------   -----------
  End of Period................................... $6,457,528  $ 6,306,730   $379,383    $141,073   $8,388,593   $ 8,281,176
                                                   ==========  ===========   ========    ========   ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...................................     23,917       36,173     21,518      13,154       36,204        50,891
  Shares Issued in Lieu of Cash Distributions.....     12,848       13,144        139          52        4,471         6,384
  Shares Redeemed.................................    (20,805)     (48,215)    (1,868)       (302)     (21,545)      (32,116)
                                                   ----------  -----------   --------    --------   ----------   -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................     15,960        1,102     19,789      12,904       19,130        25,159
                                                   ==========  ===========   ========    ========   ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $    2,513  $      (401)  $    445    $    131   $   46,682   $    46,634

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               Large Cap International International Core Equity    International Small
                                                      Portfolio                Portfolio             Company Portfolio
                                               ----------------------  ------------------------  ------------------------
                                               Six Months     Year     Six Months       Year     Six Months       Year
                                                  Ended      Ended        Ended        Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018        2017        2018          2017        2018          2017
                                               ----------- ----------  -----------  -----------  -----------  -----------
                                               (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   64,249  $  111,927  $   341,269  $   550,178  $   145,873  $   254,211
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................     (3,936)    157,652       48,836      (29,889)          --           --
   Affiliated Investment Companies Shares
    Sold......................................        (55)         51         (130)          10           --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --      321,930      422,014
   Futures....................................      3,576       4,534       33,099       22,487       11,806       11,549
   Foreign Currency Transactions..............        484        (583)         395       (2,708)        (230)      (1,764)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     83,514     608,562      510,914    4,344,669           29           --
   Affiliated Investment Companies Shares
    Sold......................................         41         (72)         (17)        (168)          --           --
   Transactions Allocated from Affiliated
    Investment Company........................         --          --           --           --       60,840    2,134,951
   Futures....................................     (2,046)      1,881      (14,558)      11,863       (5,581)       5,699
   Translation of Foreign Currency
    Denominated Amounts.......................       (375)        330       (2,401)       1,409       (1,397)         864
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    145,452     884,282      917,407    4,897,851      533,270    2,827,524
                                               ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (42,538)   (111,606)    (224,746)    (533,126)    (194,323)    (205,687)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --           --           --      (48,543)     (18,854)
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --           --           --     (375,728)    (251,076)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.......................    (42,538)   (111,606)    (224,746)    (533,126)    (618,594)    (475,617)
                                               ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    525,484     960,010    4,634,083    6,327,731    1,315,338    2,235,300
  Shares Issued in Lieu of Cash Distributions.     37,830      99,282      213,369      506,159      592,894      456,455
  Shares Redeemed.............................   (403,492)   (636,653)  (1,968,743)  (2,737,658)    (988,062)  (1,940,733)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    159,822     422,639    2,878,709    4,096,232      920,170      751,022
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    262,736   1,195,315    3,571,370    8,460,957      834,846    3,102,929
Net Assets
  Beginning of Period.........................  4,723,090   3,527,775   25,443,968   16,983,011   13,490,290   10,387,361
                                               ----------  ----------  -----------  -----------  -----------  -----------
  End of Period............................... $4,985,826  $4,723,090  $29,015,338  $25,443,968  $14,325,136  $13,490,290
                                               ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     21,944      45,425      317,676      496,127       61,300      116,685
  Shares Issued in Lieu of Cash Distributions.      1,610       4,623       15,037       39,374       28,767       25,675
  Shares Redeemed.............................    (16,857)    (29,985)    (135,069)    (213,878)     (46,325)     (99,987)
                                               ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................      6,697      20,063      197,644      321,623       43,742       42,373
                                               ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   34,034  $   12,323  $   173,702  $    57,179  $   (29,089) $    19,361

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        Global Small Company Japanese Small Company Asia Pacific Small Company
                                                             Portfolio             Portfolio              Portfolio
                                                        -------------------  --------------------   -------------------------
                                                                     Period
                                                                    Jan. 18,
                                                        Six Months  2017(a)  Six Months     Year    Six Months       Year
                                                           Ended       to       Ended      Ended       Ended        Ended
                                                         April 30,  Oct. 31,  April 30,   Oct. 31,   April 30,     Oct. 31,
                                                           2018       2017      2018        2017       2018          2017
                                                        ----------- -------- -----------  --------  -----------    --------
                                                        (Unaudited)          (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................   $   149   $   134   $  6,124    $  8,388   $  5,716      $  9,516
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................       333        --         --          --         --            --
  Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold*........        (3)       (6)        --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       136       105     17,300      28,171        973         9,656
   Futures.............................................         2         1         --          --         --            --
   Foreign Currency Transactions.......................        --        --        (93)       (465)       (27)         (119)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........        --        (3)        --          --         --            --
   Affiliated Investment Companies Shares Sold.........      (308)    1,299         --          --         --            --
   Transactions Allocated from Affiliated Investment
    Company............................................       170        --     16,128      99,585      5,128        22,259
   Futures.............................................        --        --         --           1         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        (1)       --       (115)         87         (3)           (1)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................       478     1,530     39,344     135,767     11,787        41,311
                                                          -------   -------   --------    --------   --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (250)       --    (15,937)     (9,568)   (13,370)       (8,894)
  Net Short-Term Gains:
   Institutional Class Shares..........................       (19)       --         --          --         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................       (81)       --         --          --         --            --
                                                          -------   -------   --------    --------   --------       --------
    Total Distributions................................      (350)       --    (15,937)     (9,568)   (13,370)       (8,894)
                                                          -------   -------   --------    --------   --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    10,931    14,416     96,497      99,301     79,292        64,454
  Shares Issued in Lieu of Cash Distributions..........       350        --     14,541       8,825     12,188         8,101
  Shares Redeemed......................................      (734)     (925)   (67,587)    (95,760)   (49,381)      (24,394)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    10,547    13,491     43,451      12,366     42,099        48,161
                                                          -------   -------   --------    --------   --------       --------
    Total Increase (Decrease) in Net Assets............    10,675    15,021     66,858     138,565     40,516        80,578
Net Assets
  Beginning of Period..................................    15,021        --    647,978     509,413    332,153       251,575
                                                          -------   -------   --------    --------   --------       --------
  End of Period........................................   $25,696   $15,021   $714,836    $647,978   $372,669      $332,153
                                                          =======   =======   ========    ========   ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       932     1,388      3,301       4,150      3,312         2,864
  Shares Issued in Lieu of Cash Distributions..........        31        --        505         401        527           408
  Shares Redeemed......................................       (63)      (86)    (2,322)     (4,002)    (2,074)       (1,095)
                                                          -------   -------   --------    --------   --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       900     1,302      1,484         549      1,765         2,177
                                                          =======   =======   ========    ========   ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................   $    42   $   143   $ (8,691)   $  1,122   $ (5,837)     $  1,817

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   United Kingdom Small Continental Small Company DFA International Real
                                                    Company Portfolio         Portfolio           Estate Securities Portfolio
                                                   -------------------  ------------------------  --------------------------
                                                   Six Months    Year   Six Months      Year      Six Months       Year
                                                      Ended     Ended      Ended       Ended         Ended        Ended
                                                    April 30,  Oct. 31,  April 30,    Oct. 31,     April 30,     Oct. 31,
                                                      2018       2017      2018         2017         2018          2017
                                                   ----------- -------- -----------   --------    -----------    ----------
                                                   (Unaudited)          (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................   $   604   $ 1,220   $  6,422     $  7,573    $  125,506    $  198,330
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................        --        --         --           --       (50,919)      (21,413)
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --           (65)           21
   Transactions Allocated from Affiliated
    Investment Company............................     1,483     1,725     12,710       14,907            --            --
   Futures........................................        --        --         --           --         2,020         6,597
   Foreign Currency Transactions..................         7         6        (14)          89           382           439
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.....        --        --         --           --       337,116        60,643
   Affiliated Investment Companies Shares
    Sold..........................................        --        --         --           --             6           (17)
   Transactions Allocated from Affiliated
    Investment Company............................      (210)    7,588      3,041       94,661            --            --
   Futures........................................        --        --         --           --           215           754
   Translation of Foreign Currency Denominated
    Amounts.......................................        (6)        4        (74)          24          (152)          254
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................     1,878    10,543     22,085      117,254       414,109       245,608
                                                     -------   -------   --------      --------   ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................      (592)   (1,322)    (1,647)      (7,715)     (241,977)     (326,892)
  Net Short-Term Gains:
   Institutional Class Shares.....................      (558)       --         --           --            --            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (2,308)   (1,684)    (4,962)          --            --            --
                                                     -------   -------   --------      --------   ----------     ----------
    Total Distributions...........................    (3,458)   (3,006)    (6,609)      (7,715)     (241,977)     (326,892)
                                                     -------   -------   --------      --------   ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................     1,752    12,269    166,848      209,825       583,589     1,720,625
  Shares Issued in Lieu of Cash Distributions.....     2,979     2,618      6,204        7,180       238,291       320,016
  Shares Redeemed.................................    (5,400)   (9,570)   (13,631)     (26,314)     (693,944)     (643,227)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................      (669)    5,317    159,421      190,691       127,936     1,397,414
                                                     -------   -------   --------      --------   ----------     ----------
    Total Increase (Decrease) in Net Assets.......    (2,249)   12,854    174,897      300,230       300,068     1,316,130
Net Assets
  Beginning of Period.............................    45,177    32,323    592,347      292,117     5,497,753     4,181,623
                                                     -------   -------   --------      --------   ----------     ----------
  End of Period...................................   $42,928   $45,177   $767,244     $592,347    $5,797,821    $5,497,753
                                                     =======   =======   ========      ========   ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...................................        56       435      5,841        8,148       112,882       347,476
  Shares Issued in Lieu of Cash Distributions.....       100        95        224          280        46,632        69,418
  Shares Redeemed.................................      (172)     (335)      (471)      (1,053)     (134,934)     (132,019)
                                                     -------   -------   --------      --------   ----------     ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed.................................       (16)      195      5,594        7,375        24,580       284,875
                                                     =======   =======   ========      ========   ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................   $    45   $    33   $  5,013     $    238    $ (396,721)   $ (280,250)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA Global Real Estate   DFA International Small  International Vector Equity
                                                 Securities Portfolio      Cap Value Portfolio           Portfolio
                                               -----------------------  ------------------------  --------------------------
                                               Six Months      Year     Six Months       Year     Six Months       Year
                                                  Ended       Ended        Ended        Ended        Ended        Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                                  2018         2017        2018          2017        2018          2017
                                               ----------- -----------  -----------  -----------  -----------    ----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $  194,933  $   228,639  $   152,905  $   269,343  $   29,444    $   51,389
  Capital Gain Distributions Received from
   Affiliated Investment Companies............      5,030       14,569           --           --          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................          1       17,657      749,846      551,715      50,228        10,627
   Affiliated Investment Companies Shares
    Sold......................................    (19,596)       2,178          (73)          14          (9)           (1)
   Futures....................................         --          149       15,893       14,572         (17)          158
   Foreign Currency Transactions..............         --            3       (1,918)      (1,896)        229          (413)
   In-Kind Redemptions........................         --           --           --       82,012          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (180,268)      43,892     (478,067)   2,598,933      16,281       459,554
   Affiliated Investment Companies Shares
    Sold......................................     (6,034)      (5,082)         (35)        (118)         (5)          (16)
   Futures....................................         --           --      (10,499)       9,407         (68)           --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --       (2,956)       1,459        (265)          168
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     (5,934)     302,005      425,096    3,525,441      95,818       521,466
                                               ----------  -----------  -----------  -----------  ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (211,357)    (227,401)    (314,984)    (195,408)    (28,049)      (50,390)
  Net Short-Term Gains:
   Institutional Class Shares.................       (798)      (2,070)     (31,970)      (3,853)       (160)           --
  Net Long-Term Gains:
   Institutional Class Shares.................    (43,342)     (13,530)    (477,828)    (410,189)    (10,130)       (4,041)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Distributions.......................   (255,497)    (243,001)    (824,782)    (609,450)    (38,339)      (54,431)
                                               ----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................  1,212,495    2,695,188    1,262,574    1,958,045     258,481       447,784
  Shares Issued in Lieu of Cash Distributions.    245,163      233,500      745,108      544,816      38,001        53,927
  Shares Redeemed.............................   (804,893)  (1,122,865)  (1,529,275)  (2,266,110)   (185,075)     (295,368)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    652,765    1,805,823      478,407      236,751     111,407       206,343
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Total Increase (Decrease) in Net
     Assets...................................    391,334    1,864,827       78,721    3,152,742     168,886       673,378
Net Assets
  Beginning of Period.........................  6,753,782    4,888,955   16,162,471   13,009,729   2,529,852     1,856,474
                                               ----------  -----------  -----------  -----------  ----------     ----------
  End of Period............................... $7,145,116  $ 6,753,782  $16,241,192  $16,162,471  $2,698,738    $2,529,852
                                               ==========  ===========  ===========  ===========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................    114,456      251,258       54,710       93,807      18,930        37,714
  Shares Issued in Lieu of Cash Distributions.     22,410       23,234       33,533       28,186       2,881         4,561
  Shares Redeemed.............................    (76,731)    (105,800)     (66,264)    (108,244)    (13,573)      (24,782)
                                               ----------  -----------  -----------  -----------  ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     60,135      168,692       21,979       13,749       8,238        17,493
                                               ==========  ===========  ===========  ===========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $   43,116  $    59,540  $  (120,527) $    41,552  $    5,525    $    4,130

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International High Relative  World ex U.S. Value  World ex U.S. Targeted
                                                        Profitability Portfolio           Portfolio          Value Portfolio
                                                        --------------------------  --------------------  --------------------
                                                                         Period
                                                                        May 16,
                                                        Six Months      2017(a)     Six Months    Year    Six Months     Year
                                                           Ended           to          Ended     Ended       Ended      Ended
                                                         April 30,      Oct. 31,     April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2018           2017         2018       2017       2018        2017
                                                        -----------     --------    ----------- --------  -----------  --------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  1,706       $   426      $  3,220   $  5,730   $  3,950    $  7,583
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        --            --           773        653         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (35)         (165)           --         --     19,944      17,468
   Affiliated Investment Companies Shares Sold.........        --            --           (70)       599         (1)         --
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,407      1,111         --          --
   Futures.............................................        24           (72)           --        262         22          --
   Foreign Currency Transactions.......................        29            19            27        (26)       (16)        (26)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........       375         3,720        (6,349)        --     (7,442)     65,446
   Affiliated Investment Companies Shares Sold.........         1            --         5,791       (148)        --          (1)
   Transactions Allocated from Affiliated
    Investment Company.................................        --            --         4,540     41,263         --          --
   Futures.............................................        --            --            --         99         --          --
   Translation of Foreign Currency Denominated
    Amounts............................................       (11)           (1)          (15)        13        (51)         19
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     2,089         3,927        12,324     49,556     16,406      90,489
                                                         --------       -------      --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................      (831)         (299)       (3,864)    (4,532)    (2,551)     (7,684)
  Net Long-Term Gains:
   Institutional Class Shares..........................        --            --            --         --     (8,307)         --
                                                         --------       -------      --------   --------   --------    --------
    Total Distributions................................      (831)         (299)       (3,864)    (4,532)   (10,858)     (7,684)
                                                         --------       -------      --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued........................................   119,444        65,210        34,825     44,260     77,564     132,580
  Shares Issued in Lieu of Cash Distributions..........       831           299         3,861      4,529     10,833       7,665
  Shares Redeemed......................................    (7,098)       (1,344)      (44,829)   (35,416)   (33,190)    (37,758)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   113,177        64,165        (6,143)    13,373     55,207     102,487
                                                         --------       -------      --------   --------   --------    --------
    Total Increase (Decrease) in Net Assets............   114,435        67,793         2,317     58,397     60,755     185,292
Net Assets
  Beginning of Period..................................    67,793            --       246,551    188,154    466,504     281,212
                                                         --------       -------      --------   --------   --------    --------
  End of Period........................................  $182,228       $67,793      $248,868   $246,551   $527,259    $466,504
                                                         ========       =======      ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................    10,970         6,451         2,644      3,780      5,078       9,799
  Shares Issued in Lieu of Cash Distributions..........        78            29           306        407        736         558
  Shares Redeemed......................................      (653)         (130)       (3,434)    (3,040)    (2,185)     (2,738)
                                                         --------       -------      --------   --------   --------    --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................    10,395         6,350          (484)     1,147      3,629       7,619
                                                         ========       =======      ========   ========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $  1,021       $   146      $  1,383   $  2,027   $  2,605    $  1,206

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                        World ex U.S. Core Equity
                                                               Portfolio          World Core Equity Portfolio
                                                        ------------------------  --------------------------
                                                        Six Months      Year      Six Months       Year
                                                           Ended       Ended         Ended        Ended
                                                         April 30,    Oct. 31,     April 30,     Oct. 31,
                                                           2018         2017         2018          2017
                                                        -----------  ----------   -----------    --------
                                                        (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   32,774   $   54,316    $  4,767      $  8,719
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           --       1,843           898
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     11,474        7,525           1             3
   Affiliated Investment Companies Shares
    Sold...............................................        (13)          (4)      3,184          (418)
   Futures.............................................        657           68         145            --
   Foreign Currency Transactions.......................       (137)        (263)         --            --
   Forward Currency Contracts..........................         --           --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........     69,738      443,948          --            (1)
   Affiliated Investment Companies Shares
    Sold...............................................         (1)         (14)     15,802        90,087
   Futures.............................................         --           --          --            --
   Translation of Foreign Currency Denominated
    Amounts............................................       (227)         105          --            --
   Forward Currency Contracts..........................         --           --          --            --
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    114,265      505,681      25,742        99,288
                                                        ----------   ----------    --------       --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (22,576)     (52,690)     (4,797)       (8,966)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --           --          --           (67)
  Net Long-Term Gains:
   Institutional Class Shares..........................         --           --      (1,076)       (1,231)
                                                        ----------   ----------    --------       --------
    Total Distributions................................    (22,576)     (52,690)     (5,873)      (10,264)
                                                        ----------   ----------    --------       --------
Capital Share Transactions (1):
  Shares Issued........................................    610,154    1,011,672     197,664       124,892
  Shares Issued in Lieu of Cash Distributions..........     21,509       50,176       5,600        10,005
  Shares Redeemed......................................   (275,013)    (365,917)    (72,622)      (47,259)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    356,649      695,931     130,642        87,638
                                                        ----------   ----------    --------       --------
    Total Increase (Decrease) in Net Assets............    448,339    1,148,922     150,511       176,662
Net Assets
  Beginning of Period..................................  2,805,367    1,656,445     546,891       370,229
                                                        ----------   ----------    --------       --------
  End of Period........................................ $3,253,706   $2,805,367    $697,402      $546,891
                                                        ==========   ==========    ========       ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     48,494       92,982      11,987         8,416
  Shares Issued in Lieu of Cash Distributions..........      1,775        4,555         344           690
  Shares Redeemed......................................    (21,902)     (33,482)     (4,272)       (3,225)
                                                        ----------   ----------    --------       --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     28,367       64,055       8,059         5,881
                                                        ==========   ==========    ========       ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   14,559   $    4,361    $    (34)     $     (4)

                                                        Selectively Hedged Global
                                                          Equity Portfolio
                                                        ------------------------
                                                        Six Months      Year
                                                           Ended       Ended
                                                         April 30,    Oct. 31,
                                                           2018         2017
                                                        -----------   --------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................  $  2,940     $  6,540
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................     1,607          894
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................        (1)          --
   Affiliated Investment Companies Shares
    Sold...............................................     2,281         (555)
   Futures.............................................     2,531        2,398
   Foreign Currency Transactions.......................        --           --
   Forward Currency Contracts..........................    (3,348)      (1,466)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..........         5            5
   Affiliated Investment Companies Shares
    Sold...............................................     8,108       64,639
   Futures.............................................    (1,801)       1,354
   Translation of Foreign Currency Denominated
    Amounts............................................        --           --
   Forward Currency Contracts..........................     1,336          775
                                                         --------      --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    13,658       74,584
                                                         --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (6,606)      (6,477)
  Net Short-Term Gains:
   Institutional Class Shares..........................    (1,478)        (260)
  Net Long-Term Gains:
   Institutional Class Shares..........................    (3,086)      (2,369)
                                                         --------      --------
    Total Distributions................................   (11,170)      (9,106)
                                                         --------      --------
Capital Share Transactions (1):
  Shares Issued........................................    68,631       90,620
  Shares Issued in Lieu of Cash Distributions..........    11,131        9,105
  Shares Redeemed......................................   (70,283)     (52,903)
                                                         --------      --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,479       46,822
                                                         --------      --------
    Total Increase (Decrease) in Net Assets............    11,967      112,300
Net Assets
  Beginning of Period..................................   402,204      289,904
                                                         --------      --------
  End of Period........................................  $414,171     $402,204
                                                         ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     4,094        6,000
  Shares Issued in Lieu of Cash Distributions..........       679          649
  Shares Redeemed......................................    (4,190)      (3,520)
                                                         --------      --------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................       583        3,129
                                                         ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...............................................  $ (1,066)    $  2,600

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Emerging Markets Small   Emerging Markets Value
                                               Emerging Markets Portfolio      Cap Portfolio               Portfolio
                                               ------------------------   -----------------------  ------------------------
                                               Six Months        Year     Six Months      Year     Six Months       Year
                                                  Ended         Ended        Ended       Ended        Ended        Ended
                                                April 30,      Oct. 31,    April 30,    Oct. 31,    April 30,     Oct. 31,
                                                  2018           2017        2018         2017        2018          2017
                                               -----------   -----------  ----------- -----------  -----------  -----------
                                               (Unaudited)                (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $    39,928   $   106,884  $   54,511  $   146,645  $   127,303  $   398,400
  Net Realized Gain (Loss) on:
   Transactions Allocated from Affiliated
    Investment Company*.......................      85,126        (9,141)    245,328      173,759      293,095     (258,290)
   Futures....................................          --         8,254          --        9,252           --       19,890
   Foreign Currency Transactions..............         994           (31)        (77)          78        1,005        2,920
  Change in Unrealized Appreciation
   (Depreciation) of:
   Transactions Allocated from Affiliated
    Investment Company........................     130,204     1,198,559     140,406      931,907      899,083    3,745,161
   Futures....................................          --         1,186          --          854           --        3,766
   Translation of Foreign Currency
    Denominated Amounts.......................         (43)          (71)        (79)        (194)         (97)         (53)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     256,209     1,305,640     440,089    1,262,301    1,320,389    3,911,794
                                               -----------   -----------  ----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares............................          --            --          --           --         (375)        (847)
   Institutional Class Shares.................     (34,123)     (107,522)   (104,901)    (147,304)    (227,276)    (339,766)
  Net Short-Term Gains:
   Institutional Class Shares.................          --            --     (27,396)     (10,357)          --           --
  Net Long-Term Gains:
   Institutional Class Shares.................          --            --    (145,194)    (117,099)          --           --
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Distributions.......................     (34,123)     (107,522)   (277,491)    (274,760)    (227,651)    (340,613)
                                               -----------   -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................     870,610     1,476,279     746,481    1,554,965    1,373,081    2,459,482
  Shares Issued in Lieu of Cash Distributions.      31,675       100,892     264,108      259,430      216,745      322,816
  Shares Redeemed.............................  (1,495,183)   (1,057,775)   (586,794)  (1,011,728)  (2,256,365)  (3,341,295)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    (592,898)      519,396     423,795      802,667     (666,539)    (558,997)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net
     Assets...................................    (370,812)    1,717,514     586,393    1,790,208      426,199    3,012,184
Net Assets
  Beginning of Period.........................   6,632,914     4,915,400   7,249,717    5,459,509   19,414,428   16,402,244
                                               -----------   -----------  ----------  -----------  -----------  -----------
  End of Period............................... $ 6,262,102   $ 6,632,914  $7,836,110  $ 7,249,717  $19,840,627  $19,414,428
                                               ===========   ===========  ==========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................      28,329        56,711      30,931       75,223       42,877       90,920
  Shares Issued in Lieu of Cash Distributions.       1,074         3,823      11,543       13,320        7,204       11,717
  Shares Redeemed.............................     (49,442)      (39,854)    (24,229)     (47,673)     (71,182)    (122,531)
                                               -----------   -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     (20,039)       20,680      18,245       40,870      (21,101)     (19,894)
                                               ===========   ===========  ==========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $     3,312   $    (2,493) $  (43,421) $     6,969  $   (93,976) $     6,372

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                  Emerging Markets Core
                                                                                    Equity Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2018          2017
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $   192,464  $   463,779
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................      74,060      (87,713)
    Affiliated Investment Companies Shares Sold................................        (124)         (17)
    Futures....................................................................      18,221       29,430
    Foreign Currency Transactions..............................................      (1,498)      (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   1,009,322    4,549,390
    Affiliated Investment Companies Shares Sold................................         (27)        (115)
    Futures....................................................................     (15,447)       9,334
    Translation of Foreign Currency Denominated Amounts........................        (165)        (275)
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   1,276,806    4,959,846
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (165,807)    (449,166)
                                                                                -----------  -----------
     Total Distributions.......................................................    (165,807)    (449,166)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   3,498,439    6,836,743
  Shares Issued in Lieu of Cash Distributions..................................     156,581      422,561
  Shares Redeemed..............................................................  (2,143,242)  (3,397,228)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   1,511,778    3,862,076
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   2,622,777    8,372,756
Net Assets
  Beginning of Period..........................................................  27,085,722   18,712,966
                                                                                -----------  -----------
  End of Period................................................................ $29,708,499  $27,085,722
                                                                                ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     148,809      342,803
  Shares Issued in Lieu of Cash Distributions..................................       7,041       20,857
  Shares Redeemed..............................................................     (91,153)    (170,351)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................      64,697      193,309
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $    32,981  $     6,324

----------
* Net of foreign capital gain taxes withheld of $5 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Enhanced U.S. Large Company Portfolio
                                               --------------------------------------------------------------  --------------

                                               Six Months      Year      Year      Year      Year      Year     Six Months
                                                  Ended       Ended     Ended     Ended     Ended     Ended        Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    April 30,
                                                  2018         2017      2016      2015      2014      2013        2018
------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                      (Unaudited)
Net Asset Value, Beginning of Period..........  $  14.54     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29  $    15.93
                                                --------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12         0.18      0.10      0.07      0.07      0.07        0.13
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.26         2.63      0.45      0.53      1.94      2.42        0.58
                                                --------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations...........      0.38         2.81      0.55      0.60      2.01      2.49        0.71
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.13)       (0.13)    (0.08)    (0.05)    (0.06)    (0.08)      (0.13)
  Net Realized Gains..........................     (2.04)       (0.36)    (0.79)    (1.66)       --        --          --
                                                --------     --------  --------  --------  --------  --------  ----------
   Total Distributions........................     (2.17)       (0.49)    (0.87)    (1.71)    (0.06)    (0.08)      (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  12.75     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70  $    16.51
=============================================  ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      2.41%(D)    23.53%     4.75%     5.25%    17.18%    26.99%       4.44%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $336,888     $322,347  $238,413  $203,641  $216,719  $212,840  $1,378,573
Ratio of Expenses to Average Net Assets.......      0.15%(E)     0.18%     0.23%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.23%(E)     0.24%     0.24%     0.24%     0.23%     0.24%       0.17%(E)
Ratio of Net Investment Income to Average
 Net Assets...................................      1.83%(E)     1.36%     0.80%     0.53%     0.55%     0.63%       1.63%(E)
Portfolio Turnover Rate.......................        48%(D)      122%      119%      223%      202%      139%          3%(D)
------------------------------------------------------------------------------------------------------------------------------

                                                      U.S. Large Cap Equity Portfolio
                                               ----------------------------------------------------
                                                                                             Period
                                                  Year       Year      Year      Year       June 25,
                                                 Ended      Ended     Ended     Ended      2013(a) to
                                                Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                                  2017       2016      2015      2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                               ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       2.87      0.19      0.21      1.57       1.04
                                               ----------  --------  --------  --------   --------
   Total from Investment Operations...........       3.13      0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains..........................         --        --     (0.02)       --         --
                                               ----------  --------  --------  --------   --------
   Total Distributions........................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=============================================  ==========  ========  ========  ========  ==========
Total Return..................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.......       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...................................       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.......................         11%       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                  U.S. Large Cap Value Portfolio
                                         -------------------------------------------------------------------------------
                                           Six Months        Year         Year         Year         Year         Year
                                              Ended         Ended        Ended        Ended        Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                              2018           2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     38.84     $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                         -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.38            0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.03            6.99         0.71        (0.32)        4.02         7.38
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....        1.41            7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.34)          (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.....................       (1.83)          (0.82)       (1.35)       (0.19)          --           --
                                         -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions..................       (2.17)          (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     38.08     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=======================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return............................        3.59%(D)       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $24,842,758     $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net
 Assets (B).............................        0.27%(E)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.96%(E)        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year     Year     Year      Year     Year
                                                                 Ended        Ended    Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018          2017     2016     2015      2014     2013
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 25.15      $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                                -------      -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14         0.25     0.24     0.26      0.18     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.66     0.60    (0.61)     1.86     6.28
                                                                -------      -------  -------  -------   -------   ------
   Total from Investment Operations..........................      0.60         4.91     0.84    (0.35)     2.04     6.55
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.13)       (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
  Net Realized Gains.........................................     (1.09)       (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                                -------      -------  -------  -------   -------   ------
   Total Distributions.......................................     (1.22)       (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 24.53      $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
============================================================= ===========    ======== ======== ========  ======== ========
Total Return.................................................      2.41%(D)    23.32%    4.21%   (1.33)%    9.47%   40.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $54,383      $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets......................      0.47%(E)     0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets.........      1.16%(E)     1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate......................................         9% (D)      23%      28%      15%       10%      16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                      U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -------------------------------------------------------------
                                                              Six Months      Year      Year       Year      Year     Year
                                                                 Ended       Ended     Ended      Ended     Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                                 2018         2017      2016       2015      2014     2013
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  25.03     $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------     --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12         0.21      0.20      0.23      0.15     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.46         4.65      0.60     (0.61)     1.84     6.31
                                                               --------     --------  --------  --------   -------  -------
   Total from Investment Operations..........................      0.58         4.86      0.80     (0.38)     1.99     6.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)       (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
  Net Realized Gains.........................................     (1.09)       (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------     --------  --------  --------   -------  -------
   Total Distributions.......................................     (1.21)       (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  24.40     $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
============================================================= ===========   ========  ========  ========   ======== ========
Total Return.................................................      2.32%(D)    23.17%     4.04%    (1.49)%    9.30%   40.10%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $162,517     $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets.........      1.01%(E)     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate......................................         9%(D)       23%       28%       15%       10%      16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   U.S. Targeted Value Portfolio-Institutional Class Shares
                                         ----------------------------------------------------------------------------
                                           Six Months        Year        Year         Year        Year        Year
                                              Ended         Ended       Ended        Ended       Ended       Ended
                                            April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2018           2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     25.16     $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                         -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.16            0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.45            4.67        0.60       (0.61)        1.85        6.31
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....        0.61            4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.14)          (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains.....................       (1.09)          (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                         -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions..................       (1.23)          (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     24.54     $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=======================================  ===========     ===========  ==========  ==========   ==========  ==========
Total Return............................        2.45%(D)       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $10,650,751     $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.        0.37%(E)        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.26%(E)        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.................           9%(D)          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                       U.S. Small Cap Value Portfolio
                                                              -------------------------------------------------------
                                                                Six Months        Year         Year         Year
                                                                   Ended         Ended        Ended        Ended
                                                                 April 30,      Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018           2017         2016         2015
----------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     39.07     $     32.75  $     33.08  $     35.82
                                                              -----------     -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.19            0.31         0.32         0.41
  Net Gains (Losses) on Securities (Realized and Unrealized).       (3.71)           7.71         1.06        (1.44)
                                                              -----------     -----------  -----------  -----------
   Total from Investment Operations..........................       (3.52)           8.02         1.38        (1.03)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................        0.17           (0.30)       (0.33)       (0.38)
  Net Realized Gains.........................................        1.80           (1.40)       (1.38)       (1.33)
                                                              -----------     -----------  -----------  -----------
   Total Distributions.......................................        1.97           (1.70)       (1.71)       (1.71)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.52     $     39.07  $     32.75  $     33.08
============================================================= ===========     ===========  ===========  ===========
Total Return.................................................        1.08%(D)       24.67%        4.49%       (2.83)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $15,206,779     $15,165,867  $12,613,185  $11,680,262
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%        0.52%
Ratio of Net Investment Income to Average Net Assets.........        1.01%(E)        0.83%        1.01%        1.18%
Portfolio Turnover Rate......................................           9%(D)          24%          19%          17%
----------------------------------------------------------------------------------------------------------------------

                                                              ------------------------
                                                                  Year        Year
                                                                 Ended       Ended
                                                                Oct. 31,    Oct. 31,
                                                                  2014        2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $     34.48  $    26.57
                                                              -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.93        9.41
                                                              -----------  ----------
   Total from Investment Operations..........................        3.16        9.80
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.22)      (0.37)
  Net Realized Gains.........................................       (1.60)      (1.52)
                                                              -----------  ----------
   Total Distributions.......................................       (1.82)      (1.89)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.82  $    34.48
============================================================= ===========  ==========
Total Return.................................................        9.49%      39.35%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.66%       1.28%
Portfolio Turnover Rate......................................           9%         14%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Core Equity 1 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     22.01     $     18.00  $     17.90  $     17.71  $     15.74  $    12.11
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.18            0.33         0.33         0.31         0.27        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............        0.16            4.12         0.30         0.26         2.02        3.62
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.34            4.45         0.63         0.57         2.29        3.87
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.16           (0.35)       (0.32)       (0.30)       (0.25)      (0.24)
  Net Realized Gains......................        0.13           (0.09)       (0.21)       (0.08)       (0.07)         --
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.29           (0.44)       (0.53)       (0.38)       (0.32)      (0.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     22.64     $     22.01  $     18.00  $     17.90  $     17.71  $    15.74
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        4.19%(D)       24.93%        3.68%        3.26%       14.72%      32.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $22,288,808     $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179
Ratio of Expenses to Average Net
 Assets...................................        0.18%(E)        0.19%        0.19%        0.19%        0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.56%(E)        1.64%        1.88%        1.71%        1.61%       1.79%
Portfolio Turnover Rate...................           1%(D)           3%           4%           4%           5%          1%
---------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Core Equity 2 Portfolio
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                                Ended         Ended        Ended        Ended        Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2018           2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period...... $     20.90     $     17.19  $     17.26  $     17.34  $     15.62  $    11.99
                                           -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........        0.16            0.31         0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       (0.09)           3.83         0.25         0.02         1.86        3.73
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations.......        0.07            4.14         0.56         0.32         2.12        3.97
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................        0.15           (0.31)       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains......................        0.20           (0.12)       (0.33)       (0.12)       (0.16)      (0.10)
                                           -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions....................        0.35           (0.43)       (0.63)       (0.40)       (0.40)      (0.34)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     21.32     $     20.90  $     17.19  $     17.26  $     17.34  $    15.62
========================================== ===========     ===========  ===========  ===========  ===========  ==========
Total Return..............................        3.72%(D)       24.36%        3.47%        1.92%       13.78%      33.66%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,088,937     $22,515,418  $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net
 Assets...................................        0.21%(E)        0.22%        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.53%(E)        1.59%        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...................           2%(D)           5%           4%           5%           6%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                     U.S. Vector Equity Portfolio
                                                              ---------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2018          2017        2016         2015        2014
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    19.16     $    15.93  $    16.22  $    17.04   $    15.62
                                                              ----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.13           0.24        0.25        0.25         0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).      (1.15)          3.65        0.24       (0.30)        1.62
                                                              ----------     ----------  ----------  ----------   ----------
   Total from Investment Operations..........................      (1.02)          3.89        0.49       (0.05)        1.83
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       0.12          (0.23)      (0.25)      (0.24)       (0.19)
  Net Realized Gains.........................................       0.67          (0.43)      (0.53)      (0.53)       (0.22)
                                                              ----------     ----------  ----------  ----------   ----------
   Total Distributions.......................................       0.79          (0.66)      (0.78)      (0.77)       (0.41)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.93     $    19.16  $    15.93  $    16.22   $    17.04
============================================================= ===========    ==========  ==========  ==========   ==========
Total Return.................................................       2.92%(D)      24.73%       3.28%      (0.18)%      11.91%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,750,253     $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.40%(E)       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................................          5%(D)         10%         10%         10%          10%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2013
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    11.61
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       4.03
                                                              ----------
   Total from Investment Operations..........................       4.23
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.20)
  Net Realized Gains.........................................      (0.02)
                                                              ----------
   Total Distributions.......................................      (0.22)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    15.62
============================================================= ==========
Total Return.................................................      36.80%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.50%
Portfolio Turnover Rate......................................          3%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                              U.S. Small Cap Portfolio
                                                   -----------------------------------------------------------------------------
                                                     Six Months        Year         Year         Year        Year        Year
                                                       Ended          Ended        Ended        Ended       Ended       Ended
                                                     April 30,       Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018           2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $     36.48     $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                   -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.21            0.35         0.34         0.35        0.26        0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.52            7.17         0.77         0.33        2.27        8.13
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...............        0.73            7.52         1.11         0.68        2.53        8.48
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.19)          (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
  Net Realized Gains..............................       (1.40)          (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                   -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions............................       (1.59)          (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     35.62     $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=================================================  ===========     ===========  ===========  ===========  ==========  ==========
Total Return......................................        2.01%(D)       25.21%        3.89%        2.34%       8.67%      39.03%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $17,523,149     $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets...........        0.37%(E)        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average
 Net Assets.......................................        1.17%(E)        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate...........................           6%(D)          14%          10%          11%          9%         10%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. Micro Cap Portfolio
                                                   -------------------------------------------------------------------------
                                                     Six Months      Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.76     $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.16        0.16        0.16        0.14        0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.28           5.12        0.60        0.02        1.35        5.57
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.38           5.28        0.76        0.18        1.49        5.76
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.09)         (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
  Net Realized Gains..............................      (1.01)         (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.10)         (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.04     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=================================================  ==========     ==========  ==========  ==========  ==========  ==========
Total Return......................................       1.70%(D)      28.91%       4.32%       1.11%       7.88%      41.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $6,457,528     $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets...........       0.52%(E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average
 Net Assets.......................................       0.87%(E)       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate...........................          6%(D)         15%         15%         14%         12%         11%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                      U.S. High Relative Profitability Portfolio
                                      -------------------------------------      ---------------
                                                              Period
                                      Six Months             May 16,               Six Months
                                         Ended              2017(a) to                Ended
                                       April 30,             Oct. 31,               April 30,
                                         2018                  2017                   2018
-------------------------------------------------------------------------------------------------
                                      (Unaudited)                                  (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.93             $  10.00             $    34.99
                                       --------             --------             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....        --                 0.07                   0.69
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.74                 0.91                  (2.08)
                                       --------             --------             ----------
   Total from Investment Operations..      0.74                 0.98                  (1.39)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.07)               (0.05)                 (0.70)
 Net Realized Gains..................        --                   --                  (0.11)
                                       --------             --------             ----------
   Total Distributions...............     (0.07)               (0.05)                 (0.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.60             $  10.93             $    32.79
===================================   ==================== ==================    ===========
Total Return (D).....................      6.80%                9.84%                 (4.10)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $379,383             $141,073             $8,388,593
Ratio of Expenses to Average Net
 Assets (E)..........................      0.25%                0.23%(C)               0.18%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................      0.27%                0.35%(C)               0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets (E)..............      1.42%                1.45%(C)               4.12%(E)
Portfolio Turnover Rate (D)..........         4%                   0%                     1%(D)
-------------------------------------------------------------------------------------------------

                                          DFA Real Estate Securities Portfolio
                                      -----------------------------------------------------------

                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period.............................. $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.12        1.18        0.95        4.62        1.95
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       1.96        2.27        1.85        5.34        2.62
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..................      (0.31)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
===================================   ==========  ==========  ==========  ==========  ==========
Total Return (D).....................       5.86%       6.89%       5.89%      19.80%      10.28%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net
 Assets (E)..........................       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and (Fees Paid
 Indirectly)) (E)....................       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets (E)..............       2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate (D)..........          1%          3%          4%          0%          1%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Large Cap International Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year         Year         Year        Year        Year
                                                   Ended        Ended        Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2018          2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    23.52     $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                               ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.32           0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.40           4.00       (0.86)       (1.24)       (0.62)       3.90
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations...........       0.72           4.58       (0.29)       (0.66)        0.13        4.48
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains..........................         --             --          --           --           --          --
                                               ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions........................      (0.21)         (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    24.03     $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
=============================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..................................       3.08%(D)      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,985,826     $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.......       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.23%(E)       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.66%(E)       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.......................          3%(D)         10%         10%          10%           4%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                      International Core Equity Portfolio
                                               --------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year          Year         Year
                                                    Ended         Ended        Ended        Ended         Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     14.23     $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                               -----------     -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.18            0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.32            2.63        (0.15)       (0.45)        (0.43)        2.47
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations...........        0.50            2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains..........................          --              --           --           --            --           --
                                               -----------     -----------  -----------  -----------   -----------   ----------
   Total Distributions........................       (0.12)          (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     14.61     $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
=============================================  ===========     ===========  ===========  ===========   ===========   ==========
Total Return..................................        3.57%(D)       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $29,015,338     $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.......        0.30%(E)        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.29%(E)        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average
 Net Assets...................................        2.51%(E)        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.......................           2%(D)           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    International Small Company Portfolio
                                -----------------------------------------------------------------------------

                                  Six Months        Year         Year        Year         Year        Year
                                     Ended         Ended        Ended       Ended        Ended       Ended
                                   April 30,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                     2018           2017         2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     21.52     $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                -----------     -----------  -----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.22            0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.61            4.13         0.48        0.12       (0.62)        4.16
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total from Investment
    Operations.................        0.83            4.54         0.91        0.53       (0.20)        4.58
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.31)          (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains............       (0.67)          (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                -----------     -----------  -----------  ----------  ----------   ----------
   Total Distributions.........       (0.98)          (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     21.37     $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
==============================  ===========     ===========  ===========  ==========  ==========   ==========
Total Return...................        4.02%(D)       26.54%        5.43%       3.30%      (1.09)%      30.66%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,325,136     $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average
 Net Assets (B)................        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%(E)        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment
 Income to Average Net Assets..        2.09%(E)        2.14%        2.47%       2.30%       2.15%        2.47%
---------------------------------------------------------------------------------------------------------------

                                    Global Small Company
                                          Portfolio
                                ----------------------
                                                  Period
                                Six Months       Jan. 18,
                                   Ended        2017(a) to
                                 April 30,       Oct. 31,
                                   2018            2017
-------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $ 11.53      $ 10.00
                                  -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.09         0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.29         1.39
                                  -------      -------
   Total from Investment
    Operations.................      0.38         1.53
-------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.17)          --
 Net Realized Gains............     (0.07)          --
                                  -------      -------
   Total Distributions.........     (0.24)          --
-------------------------------------------------------------
Net Asset Value, End of Period.   $ 11.67      $ 11.53
==============================  ===========   ==========
Total Return...................      3.30%(D)    15.30%(D)
-------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $25,696      $15,021
Ratio of Expenses to Average
 Net Assets (B)................      0.49%(E)     0.42%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.93%(E)     1.14%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.52%(E)     1.74%(C)(E)
-------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   Japanese Small Company Portfolio
                                                    --------------------------------------------------------------  -------------
                                                    Six Months      Year      Year      Year      Year      Year    Six Months
                                                       Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                       2018         2017      2016      2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  28.56     $  23.01  $  20.46  $  19.15  $  19.33  $  14.99   $  23.71
                                                     --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.26         0.37      0.32      0.25      0.24      0.26       0.38
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.46         5.61      2.51      1.36      0.13      4.21       0.50
                                                     --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations................      1.72         5.98      2.83      1.61      0.37      4.47       0.88
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
  Net Realized Gains...............................        --           --        --        --        --        --         --
                                                     --------     --------  --------  --------  --------  --------   --------
   Total Distributions.............................     (0.70)       (0.43)    (0.28)    (0.30)    (0.55)    (0.13)     (0.96)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  29.58     $  28.56  $  23.01  $  20.46  $  19.15  $  19.33   $  23.63
=================================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return.......................................      6.09%(D)    26.56%    14.04%     8.62%     2.00%    30.06%      3.79%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $714,836     $647,978  $509,413  $463,997  $508,190  $414,132   $372,669
Ratio of Expenses to Average Net Assets (B)........      0.53%(E)     0.54%     0.54%     0.54%     0.55%     0.56%      0.54%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................      0.63%(E)     0.64%     0.64%     0.57%     0.55%     0.56%      0.64%(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.79%(E)     1.50%     1.57%     1.27%     1.25%     1.51%      3.22%(E)
----------------------------------------------------------------------------------------------------------------------------------

                                                     Asia Pacific Small Company Portfolio
                                                    ---------------------------------------------------
                                                      Year      Year       Year       Year      Year
                                                     Ended     Ended      Ended      Ended     Ended
                                                    Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                      2017      2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                    --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     2.45      2.24     (3.51)     (1.81)      1.37
                                                    --------  --------  --------   --------   --------
   Total from Investment Operations................     3.19      2.95     (2.76)     (0.98)      2.38
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains...............................       --        --        --         --         --
                                                    --------  --------  --------   --------   --------
   Total Distributions.............................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
=================================================== ========  ========  ========   ========   ========
Total Return.......................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B)........     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................     3.41%     3.57%     3.67%      3.53%      4.26%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     United Kingdom Small Company Portfolio
                                           ----------------------------------------------------------  ----------------
                                           Six Months      Year     Year      Year     Year     Year     Six Months
                                              Ended       Ended    Ended     Ended    Ended    Ended        Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,    April 30,
                                              2018         2017     2016      2015     2014     2013        2018
------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)                                                   (Unaudited)
Net Asset Value, Beginning of Period......   $ 32.67     $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81   $  28.24
                                             -------     -------  -------   -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.43        0.87     1.18      1.06     0.95     0.88       0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.87        6.67    (6.55)     1.95    (0.65)    9.17       0.65
                                             -------     -------  -------   -------  -------  -------   --------
   Total from Investment Operations.......      1.30        7.54    (5.37)     3.01     0.30    10.05       0.91
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.44)      (0.93)   (1.29)    (1.05)   (0.93)   (0.90)     (0.07)
  Net Realized Gains......................     (2.13)      (1.15)   (1.63)    (2.38)   (0.41)      --      (0.21)
                                             -------     -------  -------   -------  -------  -------   --------
   Total Distributions....................     (2.57)      (2.08)   (2.92)    (3.43)   (1.34)   (0.90)     (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.40     $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96   $  28.87
========================================== ===========   ======== ========  ======== ======== ======== ===========
Total Return..............................      4.43%(D)   29.28%  (16.20)%    9.43%    0.73%   36.81%      3.27%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $42,928     $45,177  $32,323   $35,637  $35,050  $37,096   $767,244
Ratio of Expenses to Average Net
 Assets (B)...............................      0.58%(E)    0.59%    0.59%     0.58%    0.58%    0.59%      0.54%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................      0.68%(E)    0.71%    0.71%     0.62%    0.62%    0.63%      0.64%(B)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      2.77%(E)    2.93%    3.87%     2.99%    2.50%    2.79%      1.82%(E)
------------------------------------------------------------------------------------------------------------------------

                                                  Continental Small Company Portfolio
                                           -------------------------------------------------------------
                                               Year         Year         Year         Year         Year
                                              Ended        Ended        Ended        Ended        Ended
                                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                               2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
                                           --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.45         0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     6.73         0.72         1.38        (0.90)        5.78
                                           --------     --------     --------     --------     --------
   Total from Investment Operations.......     7.18         1.15         1.81        (0.48)        6.15
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
  Net Realized Gains......................       --           --           --           --           --
                                           --------     --------     --------     --------     --------
   Total Distributions....................    (0.42)       (0.41)       (0.41)       (0.44)       (0.40)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  28.24     $  21.48     $  20.74     $  19.34     $  20.26
========================================== ========     ========     ========     ========     ========
Total Return..............................    33.68%        5.70%        9.37%       (2.68)%      42.99%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $592,347     $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net
 Assets (B)...............................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly)) (B)....................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................     1.78%        2.08%        2.09%        1.97%        2.16%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                       DFA International Real Estate Securities Portfolio
                                           --------------------------------------------------------------------------
                                                            Period
                                            Six Months     July 10,      Year         Year        Year        Year
                                               Ended      2017(a) to    Ended        Ended       Ended       Ended
                                             April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                               2018          2017        2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $     5.07     $     5.23  $     5.27  $     5.63   $     5.48  $     5.67
                                           ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.11           0.21        0.20        0.19         0.22        0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.27           0.04       (0.15)      (0.22)        0.19        0.25
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.......       0.38           0.25        0.05       (0.03)        0.41        0.47
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
  Net Realized Gains......................         --             --          --          --           --          --
                                           ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions....................      (0.22)         (0.41)      (0.09)      (0.33)       (0.26)      (0.66)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     5.23     $     5.07  $     5.23  $     5.27   $     5.63  $     5.48
========================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return..............................       7.58%(D)       5.46%       1.05%      (0.37)%       8.21%       9.24%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,797,821     $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977
Ratio of Expenses to Average Net
 Assets...................................       0.27%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.28%(E)       0.28%       0.28%       0.32%        0.38%       0.39%
Ratio of Net Investment Income to Average
 Net Assets...............................       4.39%(E)       4.19%       3.71%       3.64%        4.14%       4.07%
Portfolio Turnover Rate...................          3%             1%          1%          2%           1%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                   DFA Global Real Estate Securities Portfolio
                                           -----------------------------------------------------------------------------

                                              Six Months          Year           Year           Year           Year
                                                 Ended           Ended          Ended          Ended          Ended
                                               April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                 2018             2017           2016           2015           2014
-------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period...... $    10.90        $    10.84     $    10.59     $    10.63     $     9.59
                                           ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.30              0.43           0.27           0.44           0.31
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.28)             0.15           0.23          (0.09)          1.05
                                           ----------        ----------     ----------     ----------     ----------
   Total from Investment Operations.......       0.02              0.58           0.50           0.35           1.36
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.34)            (0.49)         (0.25)         (0.39)         (0.32)
  Net Realized Gains......................      (0.07)            (0.03)            --             --             --
                                           ----------        ----------     ----------     ----------     ----------
   Total Distributions....................      (0.41)            (0.52)         (0.25)         (0.39)         (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.51        $    10.90     $    10.84     $    10.59     $    10.63
========================================== ===========       ==========     ==========     ==========     ==========
Total Return..............................       0.01%(D)          5.82%          4.87%          3.44%         14.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $7,145,116        $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net
 Assets...................................       0.24%(B)(E)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.35%(B)(E)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.64%(E)          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...................          3%(D)             2%             2%             1%           N/A
-------------------------------------------------------------------------------------------------------------------------

                                           -----------

                                                Year
                                               Ended
                                              Oct. 31,
                                                2013
---------------------------------------------------------

Net Asset Value, Beginning of Period...... $     9.33
                                           ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.49
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.37
                                           ----------
   Total from Investment Operations.......       0.86
---------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.60)
  Net Realized Gains......................         --
                                           ----------
   Total Distributions....................      (0.60)
---------------------------------------------------------
Net Asset Value, End of Period............ $     9.59
========================================== ==========
Total Return..............................       9.74%
---------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,082,707
Ratio of Expenses to Average Net
 Assets...................................       0.32%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.55%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................       5.18%
Portfolio Turnover Rate...................        N/A
---------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA International Small Cap Value Portfolio
                                               -------------------------------------------------------------------------------
                                                 Six Months        Year         Year         Year         Year         Year
                                                    Ended         Ended        Ended        Ended        Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                    2018           2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     23.51     $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                               -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.22            0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.37            4.72         0.29         0.22        (0.34)        5.21
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........        0.59            5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.46)          (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains..........................       (0.74)          (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                               -----------     -----------  -----------  -----------  -----------  -----------
   Total Distributions........................       (1.20)          (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     22.90     $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
=============================================  ===========     ===========  ===========  ===========  ===========  ===========
Total Return..................................        2.64%(D)       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,241,192     $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.......        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................        0.68%(E)        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average
 Net Assets...................................        1.89%(E)        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.......................          11%(D)          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                  International Vector Equity Portfolio
                                               ---------------------------------------------------------------------------
                                                Six Months       Year        Year         Year         Year        Year
                                                   Ended        Ended       Ended        Ended        Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                   2018          2017        2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    13.33     $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                               ----------     ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.15           0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.35           2.57        0.05       (0.41)       (0.43)        2.44
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations...........       0.50           2.85        0.33       (0.13)       (0.11)        2.70
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)         (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains..........................      (0.05)         (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                               ----------     ----------  ----------  ----------   ----------   ----------
   Total Distributions........................      (0.20)         (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    13.63     $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
=============================================  ===========    ==========  ==========  ==========   ==========   ==========
Total Return..................................       3.81%(D)      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,698,738     $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).................................       0.48%(E)       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average
 Net Assets...................................       2.25%(E)       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.......................          7%(D)          5%          4%          8%           8%           2%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              International High Relative
                                                                Profitability Portfolio
                                                             ----------------------        ----------------
                                                                               Period
                                                             Six Months       May 16,        Six Months
                                                                Ended        2017(a) to         Ended
                                                              April 30,       Oct. 31,        April 30,
                                                                2018            2017            2018
------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                     (Unaudited)
Net Asset Value, Beginning of Period........................  $  10.68      $ 10.00         $  12.71
                                                              --------      -------         --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.14         0.08             0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.13         0.66             0.48
                                                              --------      -------         --------
   Total from Investment Operations.........................      0.27         0.74             0.64
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.07)       (0.06)           (0.20)
 Net Realized Gains.........................................        --           --               --
                                                              --------      -------         --------
   Total Distributions......................................     (0.07)       (0.06)           (0.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.88      $ 10.68         $  13.15
===========================================================  ===========   ==========      ===========
Total Return................................................      2.57%(D)     7.38%(D)         5.11%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $182,228      $67,793         $248,868
Ratio of Expenses to Average Net Assets.....................      0.35%(E)     0.31%(C)(E)      0.51%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................      0.36%(E)     0.65%(C)(E)      0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      2.57%(E)     1.76%(C)(E)      2.54%(E)
Portfolio Turnover Rate.....................................         3%(D)        2%             N/A
------------------------------------------------------------------------------------------------------------

                                                                       World ex U.S. Value Portfolio
                                                             -------------------------------------------------------------

                                                                 Year         Year         Year         Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
                                                               Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                 2017         2016         2015         2014         2013
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                             --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.33         0.03        (1.18)       (0.50)        2.02
                                                             --------     --------     --------     --------     --------
   Total from Investment Operations.........................     2.64         0.34        (0.88)       (0.08)        2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains.........................................       --           --           --           --           --
                                                             --------     --------     --------     --------     --------
   Total Distributions......................................    (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
===========================================================  ========     ========     ========     ========     ========
Total Return................................................    25.97%        3.54%       (7.77)%      (0.81)%      23.61%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets.....................     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average Net Assets........     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    World ex U.S. Targeted Value Portfolio
                                                    ---------------------------------------------------------------
                                                                                                               Period
                                                    Six Months      Year      Year       Year      Year       Nov. 1,
                                                       Ended       Ended     Ended      Ended     Ended      2012(a) to
                                                     April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                                                       2018         2017      2016       2015      2014         2013
---------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  15.06     $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                     --------     --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.12         0.28      0.25      0.23       0.23      0.20
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.39         3.01      0.55     (0.58)     (0.22)     2.46
                                                     --------     --------  --------  --------   --------   -------
   Total from Investment Operations................      0.51         3.29      0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.08)       (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
  Net Realized Gains...............................     (0.26)          --        --     (0.03)     (0.15)       --
                                                     --------     --------  --------  --------   --------   -------
   Total Distributions.............................     (0.34)       (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  15.23     $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=================================================== ===========   ========  ========  ========   ========  ==========
Total Return.......................................      3.50%(D)    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $527,259     $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets............      0.66%(E)     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.66%(E)     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      1.59%(E)     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate............................        11%(D)       17%       28%        1%       N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                          World ex U.S. Core Equity Portfolio
                                                    --------------------------------------------------------------

                                                     Six Months       Year        Year         Year        Year
                                                        Ended        Ended       Ended        Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014
-------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    12.15     $     9.93  $     9.83  $    10.49   $  10.77
                                                    ----------     ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.13           0.27        0.26        0.26       0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.36           2.21        0.08       (0.72)     (0.27)
                                                    ----------     ----------  ----------  ----------   --------
   Total from Investment Operations................       0.49           2.48        0.34       (0.46)      0.01
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.28)
  Net Realized Gains...............................         --             --          --          --      (0.01)
                                                    ----------     ----------  ----------  ----------   --------
   Total Distributions.............................      (0.09)         (0.26)      (0.24)      (0.20)     (0.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.55     $    12.15  $     9.93  $     9.83   $  10.49
=================================================== ===========    ==========  ==========  ==========   ========
Total Return.......................................       4.09%(D)      25.33%       3.58%      (4.50)%    (0.04)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $3,253,706     $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets............       0.39%(E)       0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................       0.37%(E)       0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.13%(E)       2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate............................          2%(D)          4%          1%          1%       N/A
-------------------------------------------------------------------------------------------------------------------

                                                    ----------
                                                        Period
                                                       April 9,
                                                      2013(a) to
                                                       Oct. 31,
                                                         2013
--------------------------------------------------------------------

Net Asset Value, Beginning of Period...............  $  10.00
                                                     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.77
                                                     --------
   Total from Investment Operations................      0.95
--------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.18)
  Net Realized Gains...............................        --
                                                     --------
   Total Distributions.............................     (0.18)
--------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  10.77
=================================================== ==========
Total Return.......................................      9.62%(D)
--------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $129,720
Ratio of Expenses to Average Net Assets............      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 (Fees Paid Indirectly)) (B).......................      0.97%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets........................................      3.12%(C)(E)
Portfolio Turnover Rate............................       N/A
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                          World Core Equity Portfolio
                                                         -------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year     Year
                                                            Ended       Ended     Ended      Ended     Ended    Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31,
                                                            2018         2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.06     $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                          --------     --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.53         2.98      0.20     (0.35)     0.87     2.47
                                                          --------     --------  --------  --------   -------   ------
   Total from Investment Operations.....................      0.65         3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.12)       (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains....................................     (0.03)       (0.05)    (0.01)    (0.04)    (0.18)      --
                                                          --------     --------  --------  --------   -------   ------
   Total Distributions..................................     (0.15)       (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.56     $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
======================================================== ===========   ========  ========  ========   ======== ========
Total Return............................................      4.04%(D)    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $697,402     $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).............      0.35%(E)     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.60%(E)     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets....      1.44%(E)     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------

                                                                   Selectively Hedged Global Equity Portfolio
                                                         --------------------------------------------------------------
                                                         Six Months      Year      Year       Year      Year      Year
                                                            Ended       Ended     Ended      Ended     Ended     Ended
                                                          April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                            2018         2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................  $  16.52     $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                          --------     --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.12         0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.44         2.98      0.30     (0.34)      0.76     2.65
                                                          --------     --------  --------  --------   --------  -------
   Total from Investment Operations.....................      0.56         3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.27)       (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains....................................     (0.19)       (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                          --------     --------  --------  --------   --------  -------
   Total Distributions..................................     (0.46)       (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  16.62     $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
======================================================== ===========   ========  ========  ========   ========  ========
Total Return............................................      3.38%(D)    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $414,171     $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).............      0.34%(E)     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.61%(E)     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets....      1.42%(E)     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            Emerging Markets Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    29.55     $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.19           0.49        0.45        0.49         0.56        0.52
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.72           5.43        1.95       (4.54)       (0.20)       1.17
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       0.91           5.92        2.40       (4.05)        0.36        1.69
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       0.17          (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
  Net Realized Gains...............................         --             --          --          --        (0.16)      (0.28)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       0.17          (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    30.63     $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       4.24%(D)      24.83%      11.01%     (15.24)%       1.33%       6.58%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,262,102     $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)........       0.48%(E)       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.58%(E)       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.25%(E)       1.88%       2.04%       1.97%        2.11%       1.97%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Emerging Markets Small Cap Portfolio
                                                    --------------------------------------------------------------------------
                                                     Six Months       Year        Year         Year        Year        Year
                                                        Ended        Ended       Ended        Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2018          2017        2016         2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    23.49     $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                    ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.17           0.49        0.45        0.43         0.43        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       1.20           3.58        2.04       (2.53)        0.62        1.37
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................       1.37           4.07        2.49       (2.10)        1.05        1.77
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.34)         (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
  Net Realized Gains...............................      (0.55)         (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                    ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions.............................      (0.89)         (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    23.97     $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=================================================== ===========    ==========  ==========  ==========   ==========  ==========
Total Return.......................................       6.02%(D)      21.00%      13.96%      (9.88)%       5.12%       8.92%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $7,836,110     $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)........       0.71%(E)       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by
 Advisor) (B)......................................       0.91%(E)       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.42%(E)       2.32%       2.43%       2.16%        2.02%       1.91%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Emerging Markets Value Portfolio-Class R2 Shares
                                                             ------------------------------------------------------------
                                                             Six Months      Year     Year     Year      Year      Year
                                                                Ended       Ended    Ended    Ended     Ended     Ended
                                                              April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,
                                                                2018         2017     2016     2015      2014      2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $ 30.13     $ 24.71  $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                               -------     -------  -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.16        0.31     0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).      1.87        5.60     2.75    (5.61)    (1.10)      1.68
                                                               -------     -------  -------  -------   -------   --------
   Total from Investment Operations.........................      2.03        5.91     3.21    (5.12)    (0.51)      2.15
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains.........................................        --          --       --       --     (0.42)     (0.59)
                                                               -------     -------  -------  -------   -------   --------
   Total Distributions......................................     (0.35)      (0.49)   (0.68)   (0.49)    (0.97)     (1.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 31.81     $ 30.13  $ 24.71  $ 22.18   $ 27.79   $  29.27
===========================================================  ===========   ======== ======== ========  ========  ========
Total Return................................................      6.83%(D)   24.11%   14.98%  (18.49)%   (1.75)%     7.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $29,362     $31,198  $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid Indirectly) (B)........      0.91%(E)    0.91%    0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets........      1.03%(E)    1.19%    2.08%    1.93%     2.09%      1.65%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           Emerging Markets Value Portfolio-Institutional Class Shares
                                ---------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year          Year
                                     Ended         Ended        Ended        Ended         Ended         Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                     2018           2017         2016         2015          2014          2013
------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.32     $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                -----------     -----------  -----------  -----------   -----------   -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.20            0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.88            5.40         2.77        (5.60)        (1.10)         1.67
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total from Investment
    Operations.................        2.08            6.01         3.28        (5.06)        (0.44)         2.22
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.36)          (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains............          --              --           --           --         (0.42)        (0.59)
                                -----------     -----------  -----------  -----------   -----------   -----------
   Total Distributions.........       (0.36)          (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     32.04     $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
==============================  ===========     ===========  ===========  ===========   ===========   ===========
Total Return...................        6.95%(D)       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $19,811,265     $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average
 Net Assets (B)................        0.56%(E)        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.66%(E)        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment
 Income to Average Net Assets..        1.28%(E)        2.23%        2.31%        2.12%         2.35%         1.91%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     Emerging Markets Core Equity Portfolio
                                --------------------------------------------------------------------------------
                                  Six Months        Year         Year         Year          Year         Year
                                     Ended         Ended        Ended        Ended         Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,     Oct. 31,
                                     2018           2017         2016         2015          2014         2013
-----------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     22.38     $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                -----------     -----------  -----------  -----------   -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.15            0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.63            3.95         1.59        (3.29)        (0.03)        1.07
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total from Investment
    Operations.................        0.78            4.37         1.96        (2.90)         0.39         1.46
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                -----------     -----------  -----------  -----------   -----------  -----------
   Total Distributions.........        0.14           (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     23.30     $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
==============================  ===========     ===========  ===========  ===========   ===========  ===========
Total Return...................        4.75%(D)       24.02%       11.87%      (14.49)%        1.89%        7.75%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $29,708,499     $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average
 Net Assets....................        0.53%(E)        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......        0.52%(E)        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment
 Income to Average Net Assets..        1.33%(E)        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate........           2%(D)           4%           3%           5%            2%           1%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). International Small Company Portfolio invests in five Master Funds within DFAITC. Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. At April 30, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                 Percentage
                                                                                  Ownership
Feeder Funds                            Master/Underlying Funds                  at 04/30/18
------------                            -----------------------                  -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              86%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        19%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series         12%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                 Percentage
                                                                                  Ownership
Fund of Funds                           Master/Underlying Funds                  at 04/30/18
-------------                           -----------------------                  -----------
International Small Company Portfolio   The Continental Small Company Series         87%
                                        The Japanese Small Company Series            84%
                                        The United Kingdom Small Company Series      97%
                                        The Asia Pacific Small Company Series        81%
                                        The Canadian Small Company Series            97%

Global Small Company Portfolio          U.S. Small Cap Portfolio                      --
                                        The Continental Small Company Series          --
                                        The Japanese Small Company Series             --
                                        The Asia Pacific Small Company Series         --
                                        The Canadian Small Company Series             --
                                        The Emerging Markets Small Cap Series         --
                                        The United Kingdom Small Company Series       --

                                                                                                  Percentage
                                                                                                   Ownership
Fund of Funds                                 Master/Underlying Funds                             at 04/30/18
-------------                                 -----------------------                             -----------
DFA Global Real Estate Securities Portfolio*  DFA Real Estate Securities Portfolio                    18%
                                              DFA International Real Estate Securities Portfolio      43%

World ex U.S. Value Portfolio                 Dimensional Emerging Markets Value Fund                  --
                                              DFA International Small Cap Value Portfolio              --
                                              The DFA International Value Series                       1%

World Core Equity Portfolio                   U.S. Core Equity 1 Portfolio                             2%
                                              International Core Equity Portfolio                      1%
                                              Emerging Markets Core Equity Portfolio                   --

Selectively Hedged Global Equity Portfolio    U.S. Core Equity 2 Portfolio                             1%
                                              International Core Equity Portfolio                      --
                                              Emerging Markets Core Equity Portfolio                   --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real

Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board

(unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Enhanced U.S. Large Company Portfolio...... 0.20%
               U.S. Large Cap Equity Portfolio............ 0.15%
               U.S. Large Cap Value Portfolio............. 0.25%
               U.S. Targeted Value Portfolio.............. 0.35%
               U.S. Small Cap Value Portfolio............. 0.50%
               U.S. Core Equity 1 Portfolio............... 0.17%
               U.S. Core Equity 2 Portfolio............... 0.20%
               U.S. Vector Equity Portfolio............... 0.30%
               U.S. Small Cap Portfolio................... 0.35%
               U.S. Micro Cap Portfolio................... 0.50%
               U.S. High Relative Profitability Portfolio. 0.20%

           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.20%
           International Core Equity Portfolio................. 0.27%
           International Small Company Portfolio............... 0.40%
           Global Small Company Portfolio...................... 0.45%
           Japanese Small Company Portfolio.................... 0.50%
           Asia Pacific Small Company Portfolio................ 0.50%
           United Kingdom Small Company Portfolio.............. 0.50%
           Continental Small Company Portfolio................. 0.50%
           DFA International Real Estate Securities Portfolio.. 0.25%
           DFA Global Real Estate Securities Portfolio......... 0.20%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           International High Relative Profitability Portfolio. 0.25%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.32%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Portfolio.......................... 0.42%
           Emerging Markets Small Cap Portfolio................ 0.65%
           Emerging Markets Value Portfolio.................... 0.50%
           Emerging Markets Core Equity Portfolio.............. 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                       Previously         Net Waived
                                                        Recovery      Waived Fees/      Fees/Expenses
                                                      of Previously     Expenses      Assumed (Recovered
                                            Expense   Waived Fees/       Assumed      Previously Waived
                                           Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                   Amount      Assumed        Recovery           Assumed)
--------------------------                 ---------- ------------- ----------------- ------------------
Enhanced U.S. Large Company Portfolio (1).    0.15%        $ 1            $294             $   137
U.S. Large Cap Equity Portfolio (1).......    0.19%         --              --                  --
U.S. Large Cap Value Portfolio (2)........    0.25%         --              --              12,423

                                                                                 Previously         Net Waived
                                                                  Recovery      Waived Fees/      Fees/Expenses
                                                                of Previously     Expenses      Assumed (Recovered
                                                      Expense   Waived Fees/       Assumed      Previously Waived
                                                     Limitation   Expenses    Subject to Future   Fees/Expenses
Institutional Class Shares                             Amount      Assumed        Recovery           Assumed)
--------------------------                           ---------- ------------- ----------------- ------------------
U.S. Targeted Value Portfolio (3)...................    0.50%          --               --                --
U.S. Core Equity 1 Portfolio (1)....................    0.23%          --               --                --
U.S. Core Equity 2 Portfolio (1)....................    0.26%          --               --                --
U.S. Vector Equity Portfolio (1)....................    0.36%          --               --                --
U.S. High Relative Profitability Portfolio (4)......    0.25%          --          $    84           $    28
DFA Real Estate Securities Portfolio (1)............    0.18%      $    1            2,165               292
Large Cap International Portfolio (1)...............    0.24%          40               --               (40)
International Core Equity Portfolio (1).............    0.30%         828            1,807              (785)
International Small Company Portfolio (5)...........    0.45%          --               --                --
Global Small Company Portfolio (4)..................    0.49%          --              101                43
Japanese Small Company Portfolio (6)................    0.47%          --               --               341
Asia Pacific Small Company Portfolio (6)............    0.47%          --               --               177
United Kingdom Small Company
  Portfolio (6).....................................    0.47%           2               19                20
Continental Small Company Portfolio (6).............    0.47%          --               --               352
DFA International Real Estate Securities
  Portfolio (7).....................................    0.29%          --               --                --
DFA Global Real Estate Securities
  Portfolio (8).....................................    0.24%          --           20,739             3,830
International Vector Equity Portfolio (1)...........    0.60%          --               --                --
International High Relative Profitability Portfolio
  (4)...............................................    0.35%          11               67                 5
World ex U.S. Value Portfolio (9)...................    0.60%          --               --               276
World ex U.S. Targeted Value Portfolio (10).........    0.80%          --               --                --
World ex U.S. Core Equity Portfolio (11)............    0.39%         377              549              (377)
World Core Equity Portfolio (12)....................    0.35%         120               11               773
Selectively Hedged Global Equity
  Portfolio (13)....................................    0.40%          --               --               550
Emerging Markets Portfolio (14).....................    0.49%          --               --             3,198
Emerging Markets Small Cap Portfolio (2)............    0.65%          --               --             7,685
Emerging Markets Value Portfolio (2)................    0.50%          --               --             9,934
Emerging Markets Core Equity Portfolio (1)..........    0.54%       1,257               --            (1,257)

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.62%          --               --                --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (15)..................    0.77%          --               --                --
Emerging Markets Value Portfolio (16)...............    0.96%          --               --                16

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

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




Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
        Large Cap International Portfolio...................    $ 60
        International Core Equity Portfolio.................     377
        DFA International Real Estate Securities Portfolio..      75
        DFA International Small Cap Value Portfolio.........     248
        International Vector Equity Portfolio...............      11
        International High Relative Profitability Portfolio.       5
        World ex U.S. Targeted Value Portfolio..............       4
        World ex U.S. Core Equity Portfolio.................      37
        Emerging Markets Core Equity Portfolio..............     220

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $ 11
            U.S. Large Cap Equity Portfolio....................   13
            U.S. Large Cap Value Portfolio.....................  532
            U.S. Targeted Value Portfolio......................  194
            U.S. Small Cap Value Portfolio.....................  433
            U.S. Core Equity 1 Portfolio.......................  338
            U.S. Core Equity 2 Portfolio.......................  433
            U.S. Vector Equity Portfolio.......................  113
            U.S. Small Cap Portfolio...........................  316
            U.S. Micro Cap Portfolio...........................  200
            U.S. High Relative Profitability Portfolio.........    1
            DFA Real Estate Securities Portfolio...............  198
            Large Cap International Portfolio..................  114
            International Core Equity Portfolio................  429
            International Small Company Portfolio..............  338
            Global Small Company Portfolio.....................   --
            Japanese Small Company Portfolio...................   14
            Asia Pacific Small Company Portfolio...............    9
            United Kingdom Small Company Portfolio.............    2
            Continental Small Company Portfolio................   10
            DFA International Real Estate Securities Portfolio.   94

           DFA Global Real Estate Securities Portfolio......... $ 95
           DFA International Small Cap Value Portfolio.........  465
           International Vector Equity Portfolio...............   41
           International High Relative Profitability Portfolio.   --
           World ex U.S. Value Portfolio.......................    4
           World ex U.S. Targeted Value Portfolio..............    5
           World ex U.S. Core Equity Portfolio.................   25
           World Core Equity Portfolio.........................    5
           Selectively Hedged Global Equity Portfolio..........    5
           Emerging Markets Portfolio..........................  155
           Emerging Markets Small Cap Portfolio................  142
           Emerging Markets Value Portfolio....................  602
           Emerging Markets Core Equity Portfolio..............  445

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolios' transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                      U.S. Government    Other Investment
                                                        Securities          Securities
                                                     ----------------- ---------------------
                                                     Purchases  Sales  Purchases    Sales
                                                     --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio...............  $66,323  $66,535 $  120,581 $   97,279
U.S. Large Cap Equity Portfolio.....................       --       --    168,308     42,196
U.S. Targeted Value Portfolio.......................       --       --  1,080,513    992,217
U.S. Small Cap Value Portfolio......................       --       --  1,517,253  1,370,833
U.S. Core Equity 1 Portfolio........................       --       --  1,234,473    324,160
U.S. Core Equity 2 Portfolio........................       --       --  1,635,912    556,622
U.S. Vector Equity Portfolio........................       --       --    241,499    309,542
U.S. Small Cap Portfolio............................       --       --  1,597,387  1,004,901
U.S. Micro Cap Portfolio............................       --       --    554,826    381,215
U.S. High Relative Profitability Portfolio..........       --       --    242,949     10,040
DFA Real Estate Securities Portfolio................       --       --    599,039     63,668
Large Cap International Portfolio...................       --       --    343,851    158,613
International Core Equity Portfolio.................       --       --  3,373,311    494,393
DFA International Real Estate Securities Portfolio..       --       --    197,714    220,320
DFA Global Real Estate Securities Portfolio.........       --       --    782,826    185,457
DFA International Small Cap Value Portfolio.........       --       --  1,766,468  2,023,911
International Vector Equity Portfolio...............       --       --    268,257    173,692
International High Relative Profitability Portfolio.       --       --    116,674      4,429
World ex U.S. Targeted Value Portfolio..............       --       --    101,025     53,324
World ex U.S. Core Equity Portfolio.................       --       --    411,945     58,992
Emerging Markets Core Equity Portfolio..............       --       --  2,193,632    714,598

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund...... $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $    3,027 $   58,489 $   47,849    $  (1)        $  2      $   13,668     1,181      $    74
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund...... $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $   41,253 $   92,863 $   94,827    $  (5)        $  1      $   39,285     3,395      $   306
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,670,768 $3,769,964 $3,887,389    $(162)        $  5      $1,553,186   134,243      $12,360
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund...... $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,834,294 $4,474,199 $4,270,855    $(171)        $(29)     $2,037,438   176,097      $15,002
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund...... $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $1,640,846 $4,064,573 $4,121,749    $(183)        $ 13      $1,583,500   136,863      $12,574
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund...... $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $2,291,391 $4,555,097 $5,000,387    $(162)        $(15)     $1,845,924   159,544      $15,182
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund...... $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $  572,203 $1,203,411 $1,266,756    $ (46)        $(18)     $  508,794    43,975      $ 4,066
                       ========== ========== ==========    =====         ====      ==========   =======      =======

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund...... $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ---------- ---------- ----------    -----         ----      ----------   -------      -------
Total................. $3,582,679 $5,762,226 $6,221,005    $(369)        $(15)     $3,123,516   269,967      $25,151
                       ========== ========== ==========    =====         ====      ==========   =======      =======

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
-                      -------------
Enhanced U.S. Large
 Company Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Large Cap Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Targeted Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap Value
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 1
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Core Equity 2
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Vector Equity
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==

U.S. Small Cap
 Portfolio
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --
                            ==


                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                          Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                           10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund......... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,087,256 $1,763,178 $1,897,496   $    (70)    $     (6)   $  952,862    82,356     $  7,839
                          ========== ========== ==========   ========     ========    ==========   =======     ========

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund......... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    8,012 $   42,125 $   39,096         --     $      1    $   11,042       954     $     75
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund......... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  416,958 $1,771,580 $1,598,208   $    (57)    $     (1)   $  590,272    51,017     $  3,309
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund......... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  273,686 $  971,623 $  789,187   $    (55)    $     41    $  456,108    39,422     $  2,654
                          ========== ========== ==========   ========     ========    ==========   =======     ========

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund......... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $1,710,859 $3,851,953 $2,864,062   $   (130)    $    (17)   $2,698,603   233,241     $ 16,682
                          ========== ========== ==========   ========     ========    ==========   =======     ========

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio............... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $    7,573 $    5,801 $      163   $     (3)    $   (254)   $   12,954       364     $     50
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund......... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $  185,600 $1,260,487 $1,091,545   $    (65)    $      6    $  354,483    30,638     $  2,045
                          ========== ========== ==========   ========     ========    ==========   =======     ========

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio............... $2,368,488 $  235,277 $  185,457   $(19,536)    $ 93,503    $2,492,275   476,534     $104,259
DFA Real Estate
 Securities Portfolio....  1,583,375         --         --         --      (99,555)    1,483,820    45,252       31,541
DFA Short Term
 Investment Fund.........    107,840  1,085,743    998,001        (60)          18       195,540    16,901        2,018
                          ---------- ---------- ----------   --------     --------    ----------   -------     --------
Total.................... $4,059,703 $1,321,020 $1,183,458   $(19,596)    $ (6,034)   $4,171,635   538,687     $137,818
                          ========== ========== ==========   ========     ========    ==========   =======     ========

                          Capital Gain
                          Distributions
                              from
                           Affiliated
                           Investment
                            Companies
-                         -------------
U.S. Micro Cap
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

U.S. High Relative
 Profitability Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Real Estate
 Securities Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Large Cap International
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

International Core
 Equity Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

Global Small Company
 Portfolio
DFA US Small Cap
 Portfolio...............    $  333
                             ------
Total....................    $  333
                             ======

DFA International Real
 Estate Securities
 Portfolio
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................        --
                             ======

DFA Global Real Estate
 Securities Portfolio
DFA International Real
 Estate Securities
 Portfolio...............        --
DFA Real Estate
 Securities Portfolio....    $5,030
DFA Short Term
 Investment Fund.........        --
                             ------
Total....................    $5,030
                             ======

                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $910,021  $1,607,184 $1,323,567    $  (73)      $   (35)   $1,193,530   103,157      $8,384
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $169,224  $  320,458 $  252,581    $   (9)      $    (5)   $  237,087    20,492      $1,610
                            ========  ========== ==========    ======       =======    ==========   =======      ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  1,943  $   57,014 $   49,588        --       $     1    $    9,370       810      $   44
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $ 24,824  $    4,613 $    3,694    $  (70)      $  (558)   $   25,115     1,097      $  478
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $  7,173  $   17,532 $   16,586    $   (1)           --    $    8,118       702      $   36
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $158,025  $  324,052 $  247,127    $  (13)      $    (1)   $  234,936    20,306      $1,391
                            ========  ========== ==========    ======       =======    ==========   =======      ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................  $276,439  $   88,934 $   21,858    $1,378       $ 7,409    $  352,302    15,561      $2,443
International Core Equity
 Portfolio................   203,505      64,456     18,075     1,335         5,623       256,844    17,580       2,096
Emerging Markets Core
 Equity Portfolio.........    66,399      24,363      6,270       471         2,770        87,733     3,765         478
                            --------  ---------- ----------    ------       -------    ----------   -------      ------
Total.....................  $546,343  $  177,753 $   46,203    $3,184       $15,802    $  696,879    36,906      $5,017
                            ========  ========== ==========    ======       =======    ==========   =======      ======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA International Small
 Cap Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International Vector
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

International High
 Relative Profitability
 Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Value
 Portfolio
DFA International Small
 Cap Value Portfolio......    $  773
                              ------
Total.....................    $  773
                              ======

World ex U.S. Targeted
 Value Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World ex U.S. Core
 Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

World Core Equity
 Portfolio
U.S. Core Equity 1
 Portfolio................    $1,843
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,843
                              ======


                                                            Net Realized
                                                            Gain/(Loss)                                         Dividend
                                                            on Sales of    Change in                           Income from
                                                             Affiliated   Unrealized                           Affiliated
                           Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................ $  165,111 $   20,951 $   19,700    $  790       $2,676     $  169,828     7,966      $ 1,201
International Core Equity
 Portfolio................    139,217     14,227     16,134       955        2,826        141,091     9,657        1,233
Emerging Markets Core
 Equity Portfolio.........     73,349     10,166      8,790       536        2,606         77,867     3,342          453
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $  377,677 $   45,344 $   44,624    $2,281       $8,108     $  388,786    20,965      $ 2,887
                           ========== ========== ==========    ======       ======     ==========   =======      =======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund.......... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ---------- ---------- ----------    ------       ------     ----------   -------      -------
Total..................... $1,102,540 $2,517,992 $2,138,883    $ (124)      $  (27)    $1,481,498   128,047      $10,949
                           ========== ========== ==========    ======       ======     ==========   =======      =======

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
Selectively Hedged
 Global Equity
 Portfolio
U.S. Core Equity 2
 Portfolio................    $1,607
International Core Equity
 Portfolio................        --
Emerging Markets Core
 Equity Portfolio.........        --
                              ------
Total.....................    $1,607
                              ======

Emerging Markets
 Core Equity Portfolio
DFA Short Term
 Investment Fund..........        --
                              ------
Total.....................        --
                              ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio......    $  4,608        $   (498)     $  (4,110)
U.S. Large Cap Equity Portfolio............         198            (258)            60
U.S. Large Cap Value Portfolio.............      74,099         (19,689)       (54,410)
U.S. Targeted Value Portfolio..............      40,176          (7,005)       (33,171)
U.S. Small Cap Value Portfolio.............     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio...............       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio...............      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio...............      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio...................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio...................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio.          --              --             --
DFA Real Estate Securities Portfolio.......       2,632          34,600        (37,232)

                                                                        Increase       Increase
                                                                       (Decrease)     (Decrease)
                                                        Increase     Undistributed   Accumulated
                                                       (Decrease)    Net Investment  Net Realized
                                                     Paid-In Capital     Income     Gains (Losses)
                                                     --------------- -------------- --------------
Large Cap International Portfolio...................    $(21,950)       $    273      $  21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --              92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                       Net Investment
                         Income and
                         Short-Term     Long-Term
                       Capital Gains  Capital Gains   Total
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2016.    $  4,946      $  9,801    $   14,747
                 2017.       5,224         4,088         9,312
                 U.S. Large Cap Equity Portfolio
                 2016.      14,431            --        14,431
                 2017.      18,564            --        18,564
                 U.S. Large Cap Value Portfolio
                 2016.     357,227       643,970     1,001,197
                 2017.     403,296       446,577       849,873
                 U.S. Targeted Value Portfolio
                 2016.     104,605       286,529       391,134
                 2017.     121,188       282,318       403,506
                 U.S. Small Cap Value Portfolio
                 2016.     122,984       487,358       610,342
                 2017.     113,837       533,287       647,124
                 U.S. Core Equity 1 Portfolio
                 2016.     253,050       160,152       413,202
                 2017.     310,434        71,615       382,049

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Core Equity 2 Portfolio
2016...............................................    $281,321      $296,061    $577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892
DFA Global Real Estate Securities Portfolio
2016...............................................      97,767            --      97,767
2017...............................................     224,755        18,247     243,002
DFA International Small Cap Value Portfolio
2016...............................................     381,199       182,540     563,739
2017...............................................     199,261       410,189     609,450

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains  Total
                                                     -------------- ------------- --------
International Vector Equity Portfolio
2016................................................    $ 43,651      $  5,716    $ 49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains   Total
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $ (2,039)     $ (2,569)   $ (4,608)
 U.S. Large Cap Equity Portfolio.......        (198)           --        (198)
 U.S. Large Cap Value Portfolio........     (21,790)      (52,309)    (74,099)
 U.S. Targeted Value Portfolio.........      (9,256)      (30,921)    (40,177)
 U.S. Small Cap Value Portfolio........     (10,924)      (46,760)    (57,684)

                                                     Net Investment
                                                       Income and
                                                       Short-Term     Long-Term
                                                     Capital Gains  Capital Gains   Total
                                                     -------------- ------------- --------
U.S. Core Equity 1 Portfolio........................    $ (6,739)     $ (2,674)   $ (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio......................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio..      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio...     67,582       1,084,234           --       7,253,139     8,404,955
U.S. Targeted Value Portfolio....     27,251         435,620           --       2,203,558     2,666,429
U.S. Small Cap Value Portfolio...     55,297         653,830           --       4,322,729     5,031,856
U.S. Core Equity 1 Portfolio.....     17,497         116,819           --       6,974,127     7,108,443
U.S. Core Equity 2 Portfolio.....     20,148         214,751           --       7,931,547     8,166,446
U.S. Vector Equity Portfolio.....        921         164,689           --       1,601,795     1,767,405
U.S. Small Cap Portfolio.........     44,037         608,200           --       4,408,031     5,060,268
U.S. Micro Cap Portfolio.........     23,257         260,406           --       2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio......................        131              --         (353)          9,519         9,297

                                           Undistributed                                               Total Net
                                           Net Investment                                            Distributable
                                             Income and   Undistributed                 Unrealized     Earnings
                                             Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                           Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                           -------------- ------------- ------------- -------------- -------------
DFA Real Estate Securities Portfolio......    $ 53,259      $ 20,141              --    $2,204,331    $2,277,731
Large Cap International Portfolio.........      22,633            --     $   (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                           2018 2019 2020 Unlimited  Total
                                           ---- ---- ---- --------- -------
    Enhanced U.S. Large Company Portfolio.  --   --   --        --       --
    U.S. Large Cap Equity Portfolio.......  --   --   --   $10,499  $10,499
    U.S. Large Cap Value Portfolio........  --   --   --        --       --
    U.S. Targeted Value Portfolio.........  --   --   --        --       --
    U.S. Small Cap Value Portfolio........  --   --   --        --       --

                                                      2018    2019    2020  Unlimited    Total
                                                     ------- ------- ------ ---------- ----------
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     -- $      353 $      353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --   3,708     --         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                       Federal Tax  Unrealized   Unrealized   Appreciation
                                          Cost     Appreciation Depreciation (Depreciation)
                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio. $   367,092  $      949    $(27,333)    $  (26,384)
U.S. Large Cap Equity Portfolio.......   1,125,457     323,348     (32,413)       290,935
U.S. Large Cap Value Portfolio........  17,498,370   7,341,264          --      7,341,264

                                                                                                Net
                                                                                             Unrealized
                                                     Federal Tax  Unrealized   Unrealized   Appreciation
                                                        Cost     Appreciation Depreciation (Depreciation)
                                                     ----------- ------------ ------------ --------------
U.S. Targeted Value Portfolio....................... $10,383,018  $2,707,644  $  (651,854)   $2,055,790
U.S. Small Cap Value Portfolio......................  13,479,674   4,592,520     (842,645)    3,749,875
U.S. Core Equity 1 Portfolio........................  16,307,868   8,133,526     (580,044)    7,553,482
U.S. Core Equity 2 Portfolio........................  17,549,547   9,117,379     (743,757)    8,373,622
U.S. Vector Equity Portfolio........................   3,693,630   1,814,525     (245,807)    1,568,718
U.S. Small Cap Portfolio............................  16,427,975   5,118,403     (951,509)    4,166,894
U.S. Micro Cap Portfolio............................   5,145,723   2,597,350     (332,227)    2,265,123
U.S. High Relative Profitability Portfolio..........     376,354      25,620      (12,268)       13,352
DFA Real Estate Securities Portfolio................   7,175,747   2,046,341     (353,072)    1,693,269
Large Cap International Portfolio...................   4,463,649   1,127,723     (232,192)      895,531
International Core Equity Portfolio.................  26,073,259   6,643,852   (1,456,856)    5,186,996
International Small Company Portfolio...............  11,438,947   2,866,677     (107,978)    2,758,699
Global Small Company Portfolio......................      24,573       1,025          (30)          995
Japanese Small Company Portfolio....................     545,523     169,509           --       169,509
Asia Pacific Small Company Portfolio................     364,288       8,498           --         8,498
United Kingdom Small Company Portfolio..............      33,558       9,351           --         9,351
Continental Small Company Portfolio.................     629,768     127,445           --       127,445
DFA International Real Estate Securities Portfolio..   6,048,620     178,087     (182,073)       (3,986)
DFA Global Real Estate Securities Portfolio.........   6,832,075     739,512     (239,003)      500,509
DFA International Small Cap Value Portfolio.........  14,144,562   3,978,227   (1,056,217)    2,922,010
International Vector Equity Portfolio...............   2,354,061     713,333     (165,688)      547,645
International High Relative Profitability Portfolio.     185,757       9,511       (5,412)        4,099
World ex U.S. Value Portfolio.......................     205,984      42,926           --        42,926
World ex U.S. Targeted Value Portfolio..............     458,717      98,633      (27,083)       71,550
World ex U.S. Core Equity Portfolio.................   2,971,503     638,795     (146,754)      492,041
World Core Equity Portfolio.........................     593,015     104,132           --       104,132
Selectively Hedged Global Equity Portfolio..........     307,514      84,066         (829)       83,237
Emerging Markets Portfolio..........................   4,016,362   2,273,974           --     2,273,974
Emerging Markets Small Cap Portfolio................   6,656,739   1,168,472           --     1,168,472
Emerging Markets Value Portfolio....................  16,570,910   3,355,243           --     3,355,243
Emerging Markets Core Equity Portfolio..............  24,544,520   8,507,086   (2,212,516)    6,294,570

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    15,872      630  $    24,436     1,012
 Shares Issued in Lieu of Cash Distributions..........       2,654      108        1,891        78
 Shares Redeemed......................................     (17,662)    (706)     (13,915)     (583)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $       864       32  $    12,412       507
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    25,555    1,035  $    59,748     2,511
 Shares Issued in Lieu of Cash Distributions..........       7,248      298        7,083       293
 Shares Redeemed......................................     (23,516)    (939)     (83,900)   (3,530)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     9,287      394  $   (17,069)     (726)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,121,768   44,999  $ 2,997,263   124,486
 Shares Issued in Lieu of Cash Distributions..........     482,511   19,714      364,240    15,012
 Shares Redeemed......................................  (1,233,492) (49,244)  (2,200,921)  (91,872)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   370,787   15,469  $ 1,160,582    47,626
                                                       ===========  =======  ===========  ========

                                                         Six Months Ended          Year Ended
                                                          April 30, 2018         Oct. 31, 2017
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,911      123  $    21,637       832
 Shares Issued in Lieu of Cash Distributions..........         375       13          847        33
 Shares Redeemed......................................      (7,851)    (248)    (100,936)   (3,793)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (3,565)    (112) $   (78,452)   (2,928)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,369,170   42,754  $ 2,437,845    90,088
 Shares Issued in Lieu of Cash Distributions..........     216,370    7,191      321,969    11,684
 Shares Redeemed......................................  (2,248,514) (70,934)  (3,240,359) (118,738)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (662,974) (20,989) $  (480,545)  (16,966)
                                                       ===========  =======  ===========  ========

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                    Forward
                                                   Currency
                                                   Contracts Futures
                                                   --------- -------
            Enhanced U.S. Large Company Portfolio.  45,046   340,329
            U.S. Targeted Value Portfolio.........      --    86,759
            U.S. Small Cap Value Portfolio........      --   125,293
            U.S. Core Equity 1 Portfolio..........      --   171,523
            U.S. Core Equity 2 Portfolio..........      --   184,351
            U.S. Vector Equity Portfolio..........      --    33,947

                                                          Forward
                                                         Currency
                                                         Contracts Futures
                                                         --------- --------
    U.S. Small Cap Portfolio............................       --  $133,708
    U.S. Micro Cap Portfolio............................       --    55,769
    DFA Real Estate Securities Portfolio................       --    77,649
    Large Cap International Portfolio...................       --    42,839
    International Core Equity Portfolio.................       --   187,088
    International Small Company Portfolio...............       --   118,827
    DFA International Real Estate Securities Portfolio..       --    29,568
    DFA International Small Cap Value Portfolio.........       --   146,367
    International Vector Equity Portfolio...............       --     1,144
    International High Relative Profitability Portfolio.       --        77
    Selectively Hedged Global Equity Portfolio.......... $206,262    24,256
    Emerging Markets Core Equity Portfolio..............       --   237,432

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                          Asset Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $   899      $  899         --
Large Cap International Portfolio..................          7          --    $     7
DFA International Real Estate Securities Portfolio.        665          --        665
Selectively Hedged Global Equity Portfolio.........      2,795       2,795         --

                                                        Liability Derivatives Value
                                                    ----------------------------------
                                                     Total Value    Forward
                                                          at       Currency    Equity
                                                    April 30, 2018 Contracts Contracts*
                                                    -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............    $(7,394)     $   (3)   $(7,391)
U.S. Targeted Value Portfolio......................     (2,840)         --     (2,840)
U.S. Small Cap Value Portfolio.....................     (4,022)         --     (4,022)
U.S. Core Equity 1 Portfolio.......................     (5,840)         --     (5,840)
U.S. Core Equity 2 Portfolio.......................     (6,450)         --     (6,450)
U.S. Vector Equity Portfolio.......................     (1,061)         --     (1,061)
U.S. Small Cap Portfolio...........................     (3,859)         --     (3,859)
U.S. Micro Cap Portfolio...........................       (878)         --       (878)
DFA Real Estate Securities Portfolio...............     (2,410)         --     (2,410)
Large Cap International Portfolio..................     (1,041)         --     (1,041)
International Core Equity Portfolio................     (5,643)         --     (5,643)

                                                Liability Derivatives Value
                                            ----------------------------------
                                             Total Value    Forward
                                                  at       Currency    Equity
                                            April 30, 2018 Contracts Contracts*
                                            -------------- --------- ----------
International Small Company Portfolio......    $(2,671)        --     $(2,671)
DFA International Small Cap Portfolio......     (4,550)        --      (4,550)
International Vector Equity Portfolio......        (68)        --         (68)
Selectively Hedged Global Equity Portfolio.       (830)      $(35)       (795)
Emerging Markets Core Equity Portfolio.....     (9,560)        --      (9,560)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2018:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                              Derivatives
                                                     ---------------------------
                                                               Forward
                                                              Currency   Equity
                                                      Total   Contracts Contracts
                                                     -------  --------- ---------
Enhanced U.S. Large Company Portfolio............... $32,513    $310     $32,203
U.S. Large Cap Equity Portfolio.....................      21      --          21*
U.S. Targeted Value Portfolio.......................   8,335      --       8,335
U.S. Small Cap Value Portfolio......................  14,383      --      14,383
U.S. Core Equity 1 Portfolio........................  17,432      --      17,432
U.S. Core Equity 2 Portfolio........................  18,482      --      18,482
U.S. Vector Equity Portfolio........................   1,242      --       1,242
U.S. Small Cap Portfolio............................  14,625      --      14,625
U.S. Micro Cap Portfolio............................   4,412      --       4,412
U.S. High Relative Profitability Portfolio..........     (37)     --         (37)*
DFA Real Estate Securities Portfolio................   6,473      --       6,473
Large Cap International Portfolio...................   3,576      --       3,576
International Core Equity Portfolio.................  33,099      --      33,099
International Small Company Portfolio...............  11,806      --      11,806
Global Small Company Portfolio......................       2      --           2*
DFA International Real Estate Securities Portfolio..   2,020      --       2,020
DFA International Small Cap Value Portfolio.........  15,893      --      15,893
International Vector Equity Portfolio...............     (17)     --         (17)
International High Relative Profitability Portfolio.      24      --          24*
World ex U.S. Targeted Value Portfolio..............      22      --          22*
World ex U.S. Core Equity Portfolio.................     657      --         657*
World Core Equity Portfolio.........................     145      --         145*

                                                       Realized Gain (Loss) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Selectively Hedged Global Equity Portfolio......... $   (817)   $(3,348) $  2,531
Emerging Markets Core Equity Portfolio.............   18,221         --    18,221

                                                        Change in Unrealized
                                                    Appreciation (Depreciation) on
                                                             Derivatives
                                                    ----------------------------
                                                                Forward
                                                               Currency   Equity
                                                      Total    Contracts Contracts
                                                    --------   --------- ---------
Enhanced U.S. Large Company Portfolio.............. $(21,933)        --  $(21,933)
U.S. Targeted Value Portfolio......................   (3,740)        --    (3,740)
U.S. Small Cap Value Portfolio.....................   (9,360)        --    (9,360)
U.S. Core Equity 1 Portfolio.......................  (12,650)        --   (12,650)
U.S. Core Equity 2 Portfolio.......................  (14,032)        --   (14,032)
U.S. Vector Equity Portfolio.......................   (1,061)        --    (1,061)
U.S. Small Cap Portfolio...........................   (9,693)        --    (9,693)
U.S. Micro Cap Portfolio...........................   (1,811)        --    (1,811)
DFA Real Estate Securities Portfolio...............   (4,754)        --    (4,754)
Large Cap International Portfolio..................   (2,046)        --    (2,046)
International Core Equity Portfolio................  (14,558)        --   (14,558)
International Small Company Portfolio..............   (5,581)        --    (5,581)
DFA International Real Estate Securities Portfolio.      215         --       215
DFA International Small Cap Value Portfolio........  (10,499)        --   (10,499)
International Vector Equity Portfolio..............      (68)        --       (68)
Selectively Hedged Global Equity Portfolio.........     (465)   $ 1,336    (1,801)
Emerging Markets Core Equity Portfolio.............  (15,447)        --   (15,447)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   Net                                                   Net
                                 Amounts                                               Amounts
                                   of        Gross Amounts Not                           of        Gross Amounts Not
                                 Assets        Offset in the                         Liabilities     Offset in the
                                Presented   Statements of Assets                      Presented   Statements of Assets
                      Gross      in the       and Liabilities               Gross      in the       and Liabilities
                    Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                    Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash     Net
                      Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral Amount
Description            (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged    (e)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           Assets                                             Liabilities
                    ---------------------------------------------------- -----------------------------------------------------
Enhanced U.S.
 Large Company
 Portfolio
Citibank, N.A......   $  72       $  72       $ (3)        --     $  69      $ 3         $ 3        $ (3)        --       --
Royal Bank of
 Scotland..........     764         764         --         --       764       --          --          --         --       --
State Street Bank
 and Trust.........      63          63         --         --        63       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $ 899       $ 899       $ (3)        --     $ 896      $ 3         $ 3        $ (3)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==
Selectively Hedged
 Global Equity
 Portfolio
Bank of America
 Corp..............   $ 339       $ 339         --         --     $ 339       --          --          --         --       --
Citibank, N.A......     557         557       $ (2)        --       555      $ 2         $ 2        $ (2)        --       --
JP Morgan..........     168         168         --         --       168       --          --          --         --       --
State Street Bank
 and Trust.........     874         874        (33)        --       841       33          33         (33)        --       --
UBS AG.............     857         857         --         --       857       --          --          --         --       --
                      -----       -----       ----         --     -----      ---         ---        ----         --       --
                      $2795       $2795       $(35)        --     $2760      $35         $35        $(35)        --       --
                      =====       =====       ====         ==     =====      ===         ===        ====         ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                              Weighted      Weighted    Number of   Interest Maximum Amount
                                               Average      Average        Days     Expense  Borrowed During
                                            Interest Rate Loan Balance Outstanding* Incurred   the Period
                                            ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio............     2.01%       $ 3,828          9        $ 2       $ 13,401
U.S. Vector Equity Portfolio...............     1.91%         4,459          3          1          4,459
U.S. High Relative Profitability Portfolio.     2.16%         2,653          4          1          2,990
Global Small Company Portfolio.............     1.91%            69          2         --             69
DFA International Real Estate Securities
  Portfolio................................     2.16%        78,412          7         33        150,457
DFA Global Real Estate Securities
  Portfolio................................     2.17%         2,111          2         --          3,392
International Vector Equity Portfolio......     2.14%         1,073          3         --          2,030
International High Relative Profitability
  Portfolio................................     2.16%           339          4         --            491
World ex U.S. Value Portfolio..............     2.27%           112         11         --            307
World ex U.S. Targeted Value Portfolio.....     2.05%           171          4         --            221
World ex U.S. Core Equity Portfolio........     2.04%         9,216          2          1         16,115
World Core Equity Portfolio................     2.24%         4,981         15          5         15,818

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the World ex U.S. Value Portfolio had loans outstanding in the amount of $18 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio                                             Purchases  Sales   Realized Gain (Loss)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 26,705  $ 15,033       $ (1,449)
U.S. Targeted Value Portfolio........................   69,628   154,720         38,206
U.S. Small Cap Value Portfolio.......................   71,694   202,733         72,487
U.S. Core Equity 1 Portfolio.........................  106,730    78,168          2,800
U.S. Core Equity 2 Portfolio.........................   86,924   179,637          3,616
U.S. Vector Equity Portfolio.........................   16,917    51,470         23,166
U.S. Small Cap Portfolio.............................  221,262    55,824         20,015
U.S. Micro Cap Portfolio.............................   41,344    76,851         34,628
U.S. High Relative Profitability Portfolio...........    5,666     1,848           (250)
DFA Real Estate Securities Portfolio.................       --       558            (33)
Large Cap International Portfolio....................   42,845    22,701          2,473
International Core Equity Portfolio..................  192,425    58,297        (11,656)
DFA Global Real Estate Securities Portfolio..........      305        --             --
DFA International Small Cap Value Portfolio..........   32,984   330,070        100,064
International Vector Equity Portfolio................   17,243    14,008          3,591
International High Relative Profitability Portfolio..    4,946       526            (79)
World ex U.S. Targeted Value Portfolio...............    4,194     4,889          1,489
World ex U.S. Core Equity Portfolio..................   16,243     4,426            536
Emerging Markets Core Equity Portfolio...............    4,300     9,522          1,428

K. Securities Lending:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               Market
                                                               Value
                                                             ----------
        U.S. Large Cap Equity Portfolio..................... $   $8,522
        U.S. Targeted Value Portfolio.......................    799,056
        U.S. Small Cap Value Portfolio......................  1,044,236
        U.S. Core Equity 1 Portfolio........................  1,143,269
        U.S. Core Equity 2 Portfolio........................  1,189,232
        U.S. Vector Equity Portfolio........................    320,972
        U.S. Small Cap Portfolio............................  1,589,031
        U.S. Micro Cap Portfolio............................    379,433
        U.S. High Relative Profitability Portfolio..........      2,263
        DFA Real Estate Securities Portfolio................    226,221
        Large Cap International Portfolio...................     54,270
        International Core Equity Portfolio.................    304,208
        DFA International Real Estate Securities Portfolio..     31,175
        DFA International Small Cap Value Portfolio.........    258,270
        International Vector Equity Portfolio...............     39,814
        International High Relative Profitability Portfolio.        352
        World ex U.S. Targeted Value Portfolio..............      5,729
        World ex U.S. Core Equity Portfolio.................     57,740
        Emerging Markets Core Equity Portfolio..............  1,090,378

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending
  Transactions
Enhanced U.S. Large Company
  Portfolio
 Bonds.......................... $   13,667,527    --         --         --    $   13,667,527
U.S. Large Cap Equity Portfolio
 Common Stocks..................     39,284,894    --         --         --        39,284,894
U.S. Targeted Value Portfolio
 Common Stocks, Preferred
   Stocks.......................  1,533,186,477    --         --         --     1,533,186,477
U.S. Small Cap Value Portfolio
 Common Stocks..................  2,037,438,029    --         --         --     2,037,438,029
U.S. Core Equity 1 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,583,499,719    --         --         --     1,583,499,719
U.S. Core Equity 2 Portfolio
 Common Stocks, Rights/
   Warrants.....................  1,845,923,909    --         --         --     1,845,923,909
U.S. Vector Equity Portfolio
 Common Stocks, Rights/
   Warrants.....................    508,794,277    --         --         --       508,794,277

                                        Remaining Contractual Maturity of the Agreements
                                                      As of April 30, 2018
                                  ------------------------------------------------------------
                                  Overnight and             Between
                                   Continuous    <30 days 30 & 90 days >90 days     Total
                                  -------------- -------- ------------ -------- --------------
U.S. Small Cap Portfolio
 Common Stocks................... $3,123,516,458    --         --         --    $3,123,516,458
U.S. Micro Cap Portfolio
 Common Stocks, Preferred
   Stocks........................    952,861,850    --         --         --       952,861,850
U.S. High Relative Profitability
  Portfolio
 Common Stocks...................     11,042,353    --         --         --        11,042,353
DFA Real Estate Securities
  Portfolio
 Common Stocks...................    590,271,592    --         --         --       590,271,592
Large Cap International
  Portfolio
 Common Stocks...................    456,108,075    --         --         --       456,108,075
International Core Equity
  Portfolio
 Common Stocks, Preferred
   Stocks........................  2,698,602,797    --         --         --     2,698,602,797
DFA International Real Estate
  Securities Portfolio
 Common Stocks...................    354,483,247    --         --         --       354,483,247
DFA Global Real Estate
  Securities Portfolio
 Common Stocks...................    195,539,503    --         --         --       195,539,503
DFA International Small Cap
  Value Portfolio
 Common Stocks...................  1,193,530,223    --         --         --     1,193,530,223
International Vector Equity
  Portfolio
 Common Stocks...................    237,086,694    --         --         --       237,086,694
International High Relative
  Profitability Portfolio
 Common Stocks...................      9,370,296    --         --         --         9,370,296
World ex U.S. Targeted Value
  Portfolio
 Common Stocks...................      8,117,997    --         --         --         8,117,997
World ex U.S. Core Equity
  Portfolio
 Common Stocks...................    234,935,550    --         --         --       234,935,550
Emerging Markets Core Equity
  Portfolio
 Common Stocks...................  1,481,498,432    --         --         --     1,481,498,432

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   During the six months ended April 30, 2018, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

                     U.S. Targeted Value Portfolio. $16,160

O. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

P. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares......................................................      3             62%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      6             91%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      8             86%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      4             68%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      5             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             91%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             53%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             76%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares......................................................      3             95%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             76%
Large Cap International Portfolio -- Institutional Class Shares.....      3             63%
International Core Equity Portfolio -- Institutional Class Shares...      4             71%
International Small Company Portfolio -- Institutional Class Shares.      3             60%
Global Small Company Portfolio -- Institutional Class Shares........      4             96%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares.......................................................      3             91%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares.......................................................      4             94%
Continental Small Company Portfolio -- Institutional Class Shares....      2             88%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      5             94%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares.......................................................      3             67%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares.......................................................      4             71%
International Vector Equity Portfolio -- Institutional Class Shares..      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares.......................................................      3             94%
World ex U.S. Value Portfolio -- Institutional Class Shares..........      5             88%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares.......................................................      3             95%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares....      3             71%
World Core Equity Portfolio -- Institutional Class Shares............      5             79%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares.......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares.............      3             52%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares.......................................................      3             54%
Emerging Markets Value Portfolio -- Class R2 Shares..................      2             91%
Emerging Markets Value Portfolio -- Institutional Class Shares.......      2             36%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the

Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                            Estimated % Breakdown of Distribution Sources
                                            --------------------------------------------
                                             Net income for      Accumulated
                                             the current or     undistributed
                                                preceding        net profits    Paid-in
                                              fiscal year,      from the sale   surplus
                                             and accumulated    of securities   or other
                                            undistributed net     or other      capital
Portfolio Name                                   income          properties      source
--------------                              -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio
   December 15, 2017.......................        59%                0%           41%
U.S. Large Cap Equity Portfolio
   December 15, 2017.......................        71%                0%           29%
U.S. Large Cap Value Portfolio
   December 15, 2017.......................        95%                0%            5%
U.S. Targeted Value Portfolio
   December 15, 2017.......................        67%                0%           33%
U.S. Small Cap Value Portfolio
   December 15, 2017.......................        49%                0%           51%
U.S. Core Equity 1 Portfolio
   December 14, 2017.......................        64%                0%           36%
U.S. Core Equity 2 Portfolio
   December 14, 2017.......................        60%                0%           40%
U.S. Vector Equity Portfolio
   December 15, 2017.......................        60%                0%           40%
U.S. Small Cap Portfolio
   December 15, 2017.......................        72%                0%           28%
U.S. Micro Cap Portfolio
   December 15, 2017.......................        56%                0%           44%
U.S. High Relative Profitability Portfolio
   December 15, 2017.......................        92%                0%            8%
Large Cap International Portfolio
   December 14, 2017.......................        62%                0%           38%
International Core Equity Portfolio
   December 14, 2017.......................        44%                0%           56%
International Small Company Portfolio
   December 15, 2017.......................        19%                0%           81%
Global Small Company Portfolio
   December 15, 2017.......................        73%                0%           27%
Japanese Small Company Portfolio
   December 15, 2017.......................         7%                0%           93%
Asia Pacific Small Company Portfolio
   December 15, 2017.......................        27%                0%           73%
United Kingdom Small Company Portfolio
   December 15, 2017.......................        22%                0%           78%

                                                     Estimated % Breakdown of Distribution Sources
                                                     --------------------------------------------
                                                      Net income for      Accumulated
                                                      the current or     undistributed
                                                         preceding        net profits    Paid-in
                                                       fiscal year,      from the sale   surplus
                                                      and accumulated    of securities   or other
                                                     undistributed net     or other      capital
Portfolio Name                                            income          properties      source
--------------                                       -----------------   -------------   --------
Continental Small Company Portfolio
   December 15, 2017................................        27%                0%           73%
DFA International Real Estate Securities Portfolio
   December 14, 2017................................         0%                0%          100%
DFA International Small Cap Value Portfolio
   December 14, 2017................................        20%                0%           80%
International Vector Equity Portfolio
   December 14, 2017................................        28%                0%           72%
International High Relative Profitability Portfolio
   December 15, 2017................................        83%                0%           17%
World ex U.S. Value Portfolio
   December 15, 2017................................        76%                0%           24%
World Ex U.S. Targeted Value Portfolio
   December 15, 2017................................        81%                0%           19%
World ex U.S. Core equity Portfolio
   December 15, 2017................................        35%                0%           65%
World Core Equity Portfolio
   December 15, 2017................................        99%                0%            1%
Selectively Hedged Global Equity Portfolio
   December 15, 2017................................        79%                0%           21%
Emerging Markets Portfolio
   December 15, 2017................................         0%                0%          100%
Emerging Markets Small Cap Portfolio
   December 15, 2017................................        16%                0%           84%
Emerging Markets Value Portfolio
   December 15, 2017................................         4%                0%           96%
Emerging Markets Core Equity Portfolio
   December 14, 2017................................        12%                0%           88%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2018
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/17  04/30/18    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,046.70    0.32%    $1.62
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  38.4%
Government...................................  20.4%
Foreign Corporate............................  21.8%
Foreign Government...........................  16.2%
Supranational................................   3.2%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
BONDS -- (71.6%)
AUSTRALIA -- (5.4%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD   1,665 $  1,267,086
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................      10,100   10,018,418
    5.000%, 10/15/19.............................      10,000   10,278,277
    7.250%, 02/05/20............................. AUD  12,000    9,752,851
##  2.250%, 03/10/20.............................       5,000    4,921,084
    2.300%, 03/12/20.............................       7,000    6,906,831
    5.000%, 03/19/20.............................       5,000    5,167,464
#   2.400%, 11/02/20.............................       2,246    2,209,178
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,500    4,508,077
Macquarie Group, Ltd.
##  6.250%, 01/14/21.............................       4,842    5,153,655
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................       9,500    9,422,648
    2.125%, 05/22/20.............................         745      730,752
    2.625%, 07/23/20.............................       4,052    4,009,558
    2.000%, 11/12/20............................. EUR   4,150    5,256,448
Westpac Banking Corp.
    7.250%, 02/11/20............................. AUD   9,700    7,888,543
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      18,774   18,481,057
                                                              ------------
TOTAL AUSTRALIA..................................              110,893,533
                                                              ------------

AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.............................       1,500    1,462,527
                                                              ------------

BELGIUM -- (0.5%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................      10,000    9,883,499
                                                              ------------

CANADA -- (8.8%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       5,000    4,934,845
Bank of Montreal
#   2.375%, 01/25/19.............................       9,620    9,610,987
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD  10,000    7,939,639
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD  30,000   23,482,223
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,000    4,605,974
Nutrien, Ltd.
    6.500%, 05/15/19.............................       1,446    1,499,592

                                                        Face
                                                       Amount^    Value+
                                                    -  -------    ------
                                                        (000)
CANADA -- (Continued)
Ontario, Province of Canada
     3.000%, 09/28/20............................. EUR  23,500 $ 30,588,802
Province of Ontario Canada
#    1.650%, 09/27/19.............................       6,103    6,019,145
Quebec, Province of Canada
     4.500%, 12/01/18............................. CAD  10,000    7,921,259
Royal Bank of Canada
     2.890%, 10/11/18............................. CAD  30,000   23,476,615
     2.980%, 05/07/19............................. CAD   7,000    5,497,667
#    1.500%, 07/29/19.............................       4,625    4,552,302
     2.150%, 03/06/20.............................       5,708    5,621,326
     2.350%, 10/30/20.............................       5,913    5,805,404
Toronto-Dominion Bank (The)
     2.447%, 04/02/19............................. CAD  17,000   13,293,088
     2.125%, 07/02/19.............................      19,850   19,723,058
#    2.500%, 12/14/20.............................       1,000      984,370
                                                               ------------
TOTAL CANADA......................................              175,556,296
                                                               ------------

FINLAND -- (0.3%)
Municipality Finance P.L.C.
     1.250%, 04/18/19.............................       5,000    4,939,250
     1.750%, 05/21/19.............................       1,150    1,140,565
                                                               ------------
TOTAL FINLAND.....................................                6,079,815
                                                               ------------

FRANCE -- (2.3%)
BNP Paribas SA
     2.375%, 05/21/20.............................       2,720    2,690,595
BPCE SA
#    2.650%, 02/03/21.............................         330      323,995
Credit Agricole SA
###  2.750%, 06/10/20.............................       5,000    4,950,735
Electricite de France SA
##   2.350%, 10/13/20.............................       5,000    4,916,180
Orange SA
     1.625%, 11/03/19.............................       2,000    1,962,240
Societe Generale SA
##   2.625%, 09/16/20.............................       2,000    1,971,643
Total Capital Canada, Ltd.
     1.875%, 07/09/20............................. EUR   3,500    4,404,264
Total Capital International SA
     2.100%, 06/19/19.............................      13,208   13,130,633
UNEDIC ASSEO
     0.0%, 11/25/20............................... EUR   8,800   10,688,236
                                                               ------------
TOTAL FRANCE......................................               45,038,521
                                                               ------------

GERMANY -- (3.3%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................       1,500    1,485,477

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
GERMANY -- (Continued)
BMW US Capital LLC
##  2.000%, 04/11/21.............................       3,000 $ 2,892,590
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       2,000   1,976,621
Deutsche Bank AG
    2.950%, 08/20/20.............................       7,018   6,906,066
#   3.125%, 01/13/21.............................       3,889   3,818,353
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................       3,000   2,941,448
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,150   1,133,843
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR  24,000  29,199,760
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................       3,650   3,581,019
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................      10,000   9,929,484
##  2.400%, 05/22/20.............................       2,000   1,966,919
                                                              -----------
TOTAL GERMANY....................................              65,831,580
                                                              -----------

IRELAND -- (0.5%)
Allergan Funding SCS
#   3.000%, 03/12/20.............................       5,000   4,965,990
Medtronic, Inc.
    2.500%, 03/15/20.............................       4,750   4,720,883
                                                              -----------
TOTAL IRELAND....................................               9,686,873
                                                              -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................       2,570   2,584,520
                                                              -----------

JAPAN -- (2.2%)
American Honda Finance Corp.
    2.250%, 08/15/19.............................       2,000   1,986,549
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................         850     842,458
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................       1,034   1,033,537
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.............................       3,500   3,496,390
    2.650%, 07/23/20.............................       3,760   3,713,033
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD  10,000   7,830,367
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................       4,149   4,141,516
    1.400%, 05/20/19.............................       5,168   5,108,869
    2.125%, 07/18/19.............................       1,080   1,072,989
#   1.550%, 10/18/19.............................      10,000   9,832,870
    2.150%, 03/12/20.............................       5,550   5,477,882
                                                              -----------
TOTAL JAPAN......................................              44,536,460
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
NETHERLANDS -- (3.5%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................      24,800 $24,169,956
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       9,665   9,642,697
ING Bank NV
##  2.500%, 10/01/19.............................       3,000   2,976,737
LyondellBasell Industries NV
    5.000%, 04/15/19.............................       1,022   1,036,752
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................       4,362   4,276,505
Shell International Finance BV
#   1.900%, 08/10/18.............................       4,000   3,997,641
    2.000%, 11/15/18.............................       2,350   2,343,434
    4.300%, 09/22/19.............................      12,204  12,486,633
#   4.375%, 03/25/20.............................       9,400   9,671,524
                                                              -----------
TOTAL NETHERLANDS................................              70,601,879
                                                              -----------

NORWAY -- (0.8%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................       5,000   4,958,470
    1.625%, 01/15/20.............................       5,450   5,355,546
Statoil ASA
#   2.900%, 11/08/20.............................       5,192   5,191,729
                                                              -----------
TOTAL NORWAY.....................................              15,505,745
                                                              -----------

SPAIN -- (1.4%)
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................       2,000   2,048,889
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       4,992   4,933,143
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................       9,000   8,900,145
    3.125%, 01/08/21.............................       1,808   1,792,957
Telefonica Emisiones SAU
#   5.134%, 04/27/20.............................       2,200   2,285,953
    5.462%, 02/16/21.............................       8,000   8,460,624
                                                              -----------
TOTAL SPAIN......................................              28,421,711
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.5%)
Asian Development Bank
    2.800%, 01/19/21............................. AUD   2,000   1,518,293
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       7,000   6,912,990
European Investment Bank
    6.000%, 08/06/20............................. AUD   3,500   2,843,530
    2.800%, 01/15/21............................. AUD   9,000   6,838,541

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                   -  -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
International Bank for Reconstruction &
 Development
    0.125%, 10/23/20............................. EUR  20,100 $ 24,561,017
    2.800%, 01/13/21............................. AUD  11,000    8,351,931
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               51,026,302
                                                              ------------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 300,000   34,839,625
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000   14,949,686
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000   16,869,610
Svenska Handelsbanken AB
#   2.250%, 06/17/19.............................       5,000    4,967,510
##  5.125%, 03/30/20.............................       6,708    6,952,681
    2.250%, 08/27/20............................. EUR   1,500    1,907,139
Sweden Government Bond
    5.000%, 12/01/20............................. SEK 250,000   32,669,400
                                                              ------------
TOTAL SWEDEN.....................................              113,155,651
                                                              ------------

SWITZERLAND -- (0.9%)
Novartis Capital Corp.
#   4.400%, 04/24/20.............................       9,500    9,789,085
UBS AG
#   2.375%, 08/14/19.............................       1,500    1,491,675
    2.350%, 03/26/20.............................       6,000    5,914,620
                                                              ------------
TOTAL SWITZERLAND................................               17,195,380
                                                              ------------

UNITED KINGDOM -- (1.3%)
Aon Corp.
    5.000%, 09/30/20.............................       1,000    1,039,211
Aon P.L.C.
    2.800%, 03/15/21.............................       2,680    2,631,143
AstraZeneca P.L.C.
#   1.750%, 11/16/18.............................       6,958    6,932,956
Barclays P.L.C.
    2.875%, 06/08/20.............................       5,000    4,944,380
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028    1,029,326
HSBC USA, Inc.
#   2.750%, 08/07/20.............................      10,000    9,946,725
                                                              ------------
TOTAL UNITED KINGDOM.............................               26,523,741
                                                              ------------

UNITED STATES -- (31.9%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       3,624    3,740,437

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
3M Co.
#   1.625%, 06/15/19.............................       3,200 $ 3,161,140
AbbVie, Inc.
#   2.500%, 05/14/20.............................      11,317  11,181,667
American Express Credit Corp.
    2.375%, 05/26/20.............................       6,210   6,131,010
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,487,330
    3.375%, 08/15/20.............................       1,835   1,837,063
    6.400%, 12/15/20.............................       7,000   7,539,177
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990   9,827,872
Anthem, Inc.
    4.350%, 08/15/20.............................       1,128   1,156,891
    2.500%, 11/21/20.............................      11,465  11,272,128
Apple, Inc.
    1.900%, 02/07/20.............................      31,000  30,611,570
    2.000%, 05/06/20.............................       4,522   4,459,470
AT&T, Inc.
    2.300%, 03/11/19.............................         575     573,785
    5.200%, 03/15/20.............................       6,000   6,221,216
Autodesk, Inc.
    3.125%, 06/15/20.............................       1,355   1,349,878
AutoZone, Inc.
    2.500%, 04/15/21.............................       2,045   2,002,337
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   3,999,278
    2.625%, 10/19/20.............................       1,670   1,650,024
Bank of New York Mellon Corp. (The)
#   2.100%, 01/15/19.............................       1,000     997,415
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................       2,800   2,787,115
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................       1,000     999,131
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................         250     256,346
CA, Inc.
    5.375%, 12/01/19.............................       5,245   5,431,801
Capital One Bank USA NA
    2.300%, 06/05/19.............................       1,242   1,232,463
Capital One NA/Mclean
#   2.400%, 09/05/19.............................       6,536   6,477,347
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       2,150   2,214,514
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................       5,534   5,533,186
    7.050%, 10/01/18.............................       5,000   5,090,984
CBS Corp.
    2.300%, 08/15/19.............................       1,500   1,485,321
Celgene Corp.
    2.875%, 02/19/21.............................       8,000   7,902,839

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Chevron Corp.
#   2.193%, 11/15/19.............................      15,000 $14,872,427
#   1.961%, 03/03/20.............................       8,000   7,893,120
#   2.427%, 06/24/20.............................       3,650   3,627,408
Cisco Systems, Inc.
    2.125%, 03/01/19.............................      10,000   9,977,435
    1.400%, 09/20/19.............................      12,935  12,733,626
Citigroup, Inc.
    2.050%, 12/07/18.............................       7,281   7,259,541
    2.550%, 04/08/19.............................         750     748,765
    2.650%, 10/26/20.............................       1,325   1,306,669
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD   3,350   2,525,407
Comcast Corp.
    5.700%, 05/15/18.............................         732     732,871
Comerica, Inc.
    2.125%, 05/23/19.............................       4,000   3,975,688
CVS Health Corp.
    2.250%, 12/05/18.............................       4,500   4,489,613
Danaher Corp.
#   1.650%, 09/15/18.............................         324     322,989
Discovery Communications LLC
##  2.750%, 11/15/19.............................       1,500   1,491,300
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................       2,000   1,980,116
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       9,625   9,856,369
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,883   3,859,930
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................      10,927  11,007,493
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................         825     824,876
    5.200%, 09/01/20.............................       3,839   4,008,969
Eversource Energy
    2.500%, 03/15/21.............................       3,350   3,285,734
Exelon Corp.
#   2.850%, 06/15/20.............................       1,205   1,192,941
Exelon Generation Co. LLC
#   4.000%, 10/01/20.............................       4,282   4,341,840
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       3,950   3,897,116
    2.222%, 03/01/21.............................       3,000   2,951,066
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................       1,214   1,226,138
Fifth Third Bancorp
#   2.875%, 07/27/20.............................       4,000   3,983,489
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,500   1,501,453
#   2.551%, 10/05/18.............................       5,000   5,000,236

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       2,937 $ 2,870,864
General Electric Co.
#   4.375%, 09/16/20.............................       7,000   7,185,394
General Mills, Inc.
    2.200%, 10/21/19.............................       3,500   3,455,743
General Motors Financial Co., Inc.
#   3.150%, 01/15/20.............................       7,000   6,992,937
    4.200%, 03/01/21.............................         500     508,822
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................       3,558   3,552,299
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       4,082   4,235,465
    2.300%, 12/13/19.............................         600     593,998
#   2.600%, 04/23/20.............................       2,075   2,056,312
    6.000%, 06/15/20.............................       8,000   8,459,239
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................         585     573,927
##  2.400%, 06/15/20.............................       2,600   2,548,964
##  2.850%, 01/15/21.............................       6,000   5,914,969
Harris Corp.
    2.700%, 04/27/20.............................       1,205   1,194,864
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       7,000   7,049,828
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................       2,600   2,600,605
Integrys Energy Group, Inc.
    4.170%, 11/01/20.............................       4,060   4,145,023
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................       2,347   2,325,455
International Business Machines Corp.
    2.250%, 02/19/21.............................       3,615   3,552,068
John Deere Capital Corp.
#   2.800%, 03/04/21.............................       1,000     989,583
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................       3,500   3,623,389
#   2.750%, 06/23/20.............................       6,650   6,608,685
KeyBank NA
    2.350%, 03/08/19.............................       7,000   6,986,471
KeyCorp
    2.900%, 09/15/20.............................       3,128   3,105,793
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................      14,365  14,259,848
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,000     996,942
    1.500%, 09/30/19.............................       1,565   1,531,694
L3 Technologies, Inc.
#   4.750%, 07/15/20.............................       1,273   1,316,392
Lam Research Corp.
    2.750%, 03/15/20.............................       1,098   1,094,575

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
LG&E & KU Energy LLC
#   3.750%, 11/15/20.............................       1,244 $ 1,256,635
Marriott International, Inc.
#   2.875%, 03/01/21.............................       1,000     989,922
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       4,417   4,410,441
McDonald's Corp.
#   2.100%, 12/07/18.............................       8,000   7,996,469
McKesson Corp.
    2.284%, 03/15/19.............................       4,500   4,484,493
Merck & Co., Inc.
    1.850%, 02/10/20.............................      22,500  22,173,776
Microsoft Corp.
#   1.100%, 08/08/19.............................       4,930   4,842,317
    1.850%, 02/12/20.............................       7,000   6,905,162
Molson Coors Brewing Co.
    2.250%, 03/15/20.............................      12,857  12,633,072
Mondelez International, Inc.
##  1.625%, 10/28/19.............................       2,000   1,960,347
Monsanto Co.
    1.850%, 11/15/18.............................       6,700   6,670,367
Morgan Stanley
    7.300%, 05/13/19.............................       6,000   6,271,331
Nasdaq, Inc.
    5.550%, 01/15/20.............................       1,850   1,921,817
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................       1,500   1,493,354
NiSource, Inc.
    6.800%, 01/15/19.............................         307     315,412
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       2,190   2,248,278
Oracle Corp.
#   2.250%, 10/08/19.............................      29,780  29,642,283
PACCAR Financial Corp.
    1.750%, 08/14/18.............................       1,900   1,896,647
Pfizer, Inc.
#   1.500%, 06/15/18.............................       1,000     999,348
#   2.100%, 05/15/19.............................      30,877  30,734,339
Philip Morris International, Inc.
    5.650%, 05/16/18.............................       2,751   2,754,606
#   1.875%, 01/15/19.............................       2,500   2,487,670
    2.000%, 02/21/20.............................       1,250   1,228,697
PNC Bank NA
    2.300%, 06/01/20.............................       2,400   2,362,680
    2.600%, 07/21/20.............................       3,600   3,561,940
Provident Cos., Inc.
    7.000%, 07/15/18.............................       3,298   3,327,436
QUALCOMM, Inc.
    1.400%, 05/18/18.............................       1,000     999,641
Regions Financial Corp.
    3.200%, 02/08/21.............................       4,400   4,380,216
Republic Services, Inc.
    5.500%, 09/15/19.............................       1,167   1,207,562
Reynolds American, Inc.
    2.300%, 06/12/18.............................       1,606   1,605,671

                                                       Face
                                                      Amount^     Value+
                                                  -   -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500 $    1,496,647
    3.000%, 12/15/20.............................       5,070      5,040,580
Ryder System, Inc.
    2.550%, 06/01/19.............................       1,500      1,493,091
Sempra Energy
    2.850%, 11/15/20.............................       6,000      5,928,745
Southern Co. (The)
#   2.450%, 09/01/18.............................       2,324      2,322,128
Southern Power Co.
    2.375%, 06/01/20.............................       1,645      1,616,924
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,480      5,452,969
State Street Corp.
#   2.550%, 08/18/20.............................       3,366      3,339,793
Stryker Corp.
#   2.000%, 03/08/19.............................       8,000      7,957,247
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       7,735      7,716,443
Target Corp.
    2.300%, 06/26/19.............................         376        374,638
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       1,000      1,040,090
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................       2,529      2,523,361
Time Warner, Inc.
#   4.875%, 03/15/20.............................       2,985      3,083,038
    4.700%, 01/15/21.............................       9,000      9,315,560
Total System Services, Inc.
    2.375%, 06/01/18.............................       5,500      5,498,312
UnitedHealth Group, Inc.
#   1.625%, 03/15/19.............................       3,000      2,974,611
US Bank NA
    2.125%, 10/28/19.............................       5,000      4,950,605
Verizon Communications, Inc.
#   2.625%, 02/21/20.............................       1,288      1,281,432
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................         470        468,355
Walt Disney Co. (The)
    1.500%, 09/17/18.............................         255        254,530
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       1,021      1,011,247
                                                              --------------
TOTAL UNITED STATES..............................                638,717,783
                                                              --------------
TOTAL BONDS......................................              1,432,701,816
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (26.1%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................     126,000    124,548,046
++  1.625%, 07/31/20.............................     304,000    297,920,000
    1.375%, 08/31/20.............................     103,000    100,247,969
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                522,716,015
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              1,955,417,831
                                                              --------------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Shares       Value+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund...............   4,015,285 $   46,456,849
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,025,097,732)............................              $2,001,874,680
                                                                ==============

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     Unrealized
                                                                                      Foreign
                                                                                      Exchange
                                                                    Settlement      Appreciation
Currency Purchased  Currency Sold         Counterparty                 Date        (Depreciation)
------------------ --------------- ---------------------------- ------------------ --------------
USD    71,945,964  SEK 601,306,453 JP Morgan                         07/05/18        $2,935,694
USD    96,503,226  CAD 121,297,809 JP Morgan                         07/13/18         1,869,765
USD    42,506,320  AUD  55,246,248 JP Morgan                         07/20/18           900,126
USD   109,114,022  EUR  88,964,273 State Street Bank and Trust       07/26/18           978,183
                                                                                     ----------
                                                                Total Appreciation   $6,683,768
                                                                                     ==========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                              Unrealized
                             Number of Expiration   Notional      Market     Appreciation
Description                  Contracts    Date       Value        Value     (Depreciation)
-----------                  --------- ---------- ------------ ------------ --------------
Long Position contracts:
Brent Crude Futures.........     81     05/31/18  $  5,326,963 $  6,049,890   $  722,927
Coffee 'c' Futures..........     39     07/19/18     1,738,720    1,795,950       57,230
Copper Futures..............     63     07/27/18     4,799,321    4,841,550       42,229
Corn Futures................    250     07/13/18     4,893,842    5,009,375      115,533
Cotton No.2 Futures.........     27     07/09/18     1,091,595    1,131,840       40,245
Gasoline Rbob Futures.......     35     06/29/18     2,881,641    3,126,396      244,755
Gold 100 Oz Futures.........     65     06/27/18     8,654,262    8,574,800      (79,462)
Kc Hrw Wheat Futures........     43     07/13/18     1,095,956    1,155,625       59,669
LME Nickel Futures..........     97     05/14/18     7,839,849    7,915,782       75,933
LME Nickel Futures..........     26     07/16/18     2,074,276    2,128,074       53,798
LME Prime Aluminium Futures.    217     05/14/18    11,873,539   12,279,487      405,948
LME Prime Aluminium Futures.     59     07/16/18     3,038,479    3,335,712      297,233
LME Zinc Futures............     97     05/14/18     8,450,636    7,587,219     (863,417)
LME Zinc Futures............     26     07/16/18     2,102,299    2,032,875      (69,424)
Lean Hogs Futures...........     52     06/14/18     1,616,053    1,512,160     (103,893)
Live Cattle Futures.........     65     06/29/18     2,898,404    2,758,600     (139,804)
Natural Gas Futures.........    209     06/27/18     5,941,710    5,852,000      (89,710)
Ny Harb Ulsd Futures........     31     06/29/18     2,570,299    2,790,577      220,278
Silver Futures..............     30     07/27/18     2,465,818    2,460,150       (5,668)
Soybean Futures.............     88     07/13/18     4,554,363    4,613,400       59,037
Soybean Meal Futures........     68     07/13/18     2,606,653    2,677,840       71,187
Soybean Oil Futures.........     97     07/13/18     1,854,032    1,782,084      (71,948)
Sugar #11 Futures...........    150     06/29/18     2,088,293    1,974,000     (114,293)
Wheat Futures (cbt).........    108     07/13/18     2,564,694    2,756,700      192,006
Wti Crude Futures...........     85     06/20/18     5,360,914    5,820,800      459,886
                                                  ------------ ------------   ----------
Total.......................                      $100,382,611 $101,962,886   $1,580,275
                                                  ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                               Unrealized
                            Number of Expiration   Notional       Market      Appreciation
Description                 Contracts    Date       Value         Value      (Depreciation)
-----------                 --------- ---------- ------------  ------------  --------------
Short position contracts:
LME Nickel Futures.........    (97)    05/14/18  $ (7,819,125) $ (7,915,782)  $   (96,657)
LME Prime Aluminum Futures.   (217)    05/14/18   (11,241,223)  (12,279,487)   (1,038,264)
LME Zinc Futures...........    (97)    05/14/18    (8,232,008)   (7,587,219)      644,789
                                                 ------------  ------------   -----------
Total......................                      $(27,292,356) $(27,782,488)  $  (490,132)
                                                 ------------  ------------   -----------
Total futures contracts....                      $ 73,090,255  $ 74,180,398   $ 1,090,143
                                                 ============  ============   ===========

At April 30, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                          Payments
                                                          received                  Upfront  Upfront               Unrealized
                                        Notional         (paid) by       Expiration Premiums Premiums   Market    Appreciation
Reference Entity    Counterparty         Amount           the Fund          Date      Paid   Received   Value    (Depreciation)
----------------  ------------------ --------------- ------------------- ---------- -------- -------- ---------- --------------
Citi Custom                                               3 Month
 CIVICS H                                             USD UST 13-Week
 Total Return                                        Bill High Discount
 Index (1)        CITIBANK, N.A.     USD 271,780,677  Rate plus 0.14%     06/29/18     --       --    $   86,867   $   86,867
Citi Commodities                                      3 Month USD UST
 Pre-Roll RS                                            13-Week Bill
 Total Return                                        High Discount Rate
 Index (2)        CITIBANK, N.A.     USD 224,629,339     plus 0.18%       06/29/18     --       --        36,779       36,779
Credit Suisse                                         3 Month USD UST
 Custom 57                                              13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (3)        International      USD 196,367,488     plus 0.14%       05/31/18     --       --        84,931       84,931
Credit Suisse                                         3 Month USD UST
 Custom 57R                                             13-Week Bill
 Total Return     Credit Suisse                      High Discount Rate
 Index (4)        International      USD 238,632,772     plus 0.19%       05/31/18     --       --        64,690       64,690
Deutsche Bank                                         3 Month USD UST
 Benchmark 2                                            13-Week Bill
 Flex Index       Deutsche Bank AG,                  High Discount Rate
 002 (5)          London Branch      USD 170,378,905     plus 0.14%       05/31/18     --       --        73,749       73,749
Deutsche Bank
 Bloomberg
 Roll Select                                          3 Month USD UST
 Commodity                                              13-Week Bill
 Pre-Roll         Deutsche Bank AG,                  High Discount Rate
 Index (6)        London Branch      USD  60,425,712     plus 0.17%       05/31/18     --       --        17,446       17,446
BofA Merrill
 Lynch
 Commodity                                            3 Month USD UST
 MLBXPPDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (7)        N.A.               USD 245,935,013     plus 0.14%       06/29/18     --       --        78,259       78,259
BofA Merrill
 Lynch                                                3 Month USD UST
 MLBXRSDM                                               13-Week Bill
 Total Return     Bank of America,                   High Discount Rate
 Index (8)        N.A.               USD 177,034,032     plus 0.18%       06/29/18     --       --        29,005       29,005
UBS UBSIB190                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (9)                                        High Discount Rate
                  UBS AG             USD 273,639,724     plus 0.14%       07/29/18     --       --       510,804      510,804
UBS UBSIDRST                                          3 Month USD UST
 Custom                                                 13-Week Bill
 Strategy (10)                                       High Discount Rate
                  UBS AG             USD 108,605,668     plus 0.17%       07/29/18     --       --       189,360      189,360
                                                                                       --       --    ----------   ----------
     Total                                                                             --       --    $1,171,890   $1,171,890
                                                                                       ==       ==    ==========   ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (1) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,351,982
      CBOT Soybean Future......................    6.21%      16,878,622
      CBOT Soybean Meal Future.................    3.58%       9,737,401
      CBOT Soybean Oil Future..................    2.40%       6,535,676
      CBOT Wheat Future........................    3.73%      10,127,368
      CME Lean Hogs Future.....................    2.13%       5,782,761
      CME Live Cattle Future...................    3.65%       9,909,296
      COMEX Copper Future......................    6.57%      17,867,072
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,394,555
      COMEX Silver Future......................    3.36%       9,138,426
      ICE Brent Crude Oil Future...............    8.07%      21,920,665
      KCBT Hard Red Winter Wheat Future........    1.55%       4,203,531
      LME Nickel Future........................    2.90%       7,890,652
      LME Primary Aluminum Future..............    4.47%      12,143,167
      LME Zinc Future..........................    2.78%       7,558,064
      NYBOT CSC C Coffee Future................    2.40%       6,530,259
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,225,659
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,096,670
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,434,936
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,401,679
      NYMEX NY Harbor ULSD Future..............    3.71%      10,081,529
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,570,707
                                                             -----------
      Total Notional Amount....................              271,780,677
                                                             ===========

   (2) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%     15,907,079
         CBOT Soybean Future...............    6.25%     14,043,282
         CBOT Soybean Meal Future..........    3.49%      7,849,954
         CBOT Soybean Oil Future...........    2.43%      5,457,304
         CBOT Wheat Future.................    3.76%      8,456,376
         CME Lean Hogs Future..............    1.83%      4,106,315
         CME Live Cattle Future............    3.68%      8,274,285
         COMEX Copper Future...............    6.74%     15,137,444
         COMEX Gold 100 Troy Ounces Future.   11.67%     26,214,526
         COMEX Silver Future...............    3.40%      7,630,607
         ICE Brent Crude Oil Future........    8.03%     18,040,191
         KCBT Hard Red Winter Wheat Future.    1.68%      3,779,327
         LME Nickel Future.................    2.95%      6,625,179
         LME Primary Aluminum Future.......    4.48%     10,070,077
         LME Zinc Future...................    2.80%      6,288,299

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      NYBOT CSC C Coffee Future................    2.43%       5,452,781
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,033,442
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,214,277
      NYMEX Henry Hub Natural Gas Future.......    7.94%      17,834,299
      NYMEX Light Sweet Crude Oil Future.......    7.60%      17,074,527
      NYMEX NY Harbor ULSD Future..............    3.75%       8,418,100
      NYMEX Reformulated Gasoline Blend Future.    3.88%       8,721,668
                                                             -----------
      Total Notional Amount....................              224,629,339
                                                             ===========

   (3) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      13,254,805
      CBOT Soybean Future......................    6.21%      12,194,421
      CBOT Soybean Meal Future.................    3.58%       7,029,956
      CBOT Soybean Oil Future..................    2.40%       4,712,820
      CBOT Wheat Future........................    3.73%       7,324,507
      CME Lean Hogs Future.....................    2.13%       4,182,628
      CME Live Cattle Future...................    3.65%       7,167,413
      COMEX Copper Future......................    6.57%      12,901,344
      COMEX Gold 100 Troy Ounces Future........   11.55%      22,680,445
      COMEX Silver Future......................    3.36%       6,597,948
      ICE Brent Crude Oil Future...............    8.07%      15,846,856
      KCBT Hard Red Winter Wheat Future........    1.55%       3,043,696
      LME Nickel Future........................    2.90%       5,694,657
      LME Primary Aluminum Future..............    4.47%       8,777,627
      LME Zinc Future..........................    2.78%       5,459,016
      NYBOT CSC C Coffee Future................    2.40%       4,712,820
      NYBOT CSC Number 11 World Sugar Future...    2.66%       5,223,375
      NYBOT CTN Number 2 Cotton Future.........    1.51%       2,965,149
      NYMEX Henry Hub Natural Gas Future.......    7.89%      15,493,395
      NYMEX Light Sweet Crude Oil Future.......    7.87%      15,454,121
      NYMEX NY Harbor ULSD Future..............    3.71%       7,285,234
      NYMEX Reformulated Gasoline Blend Future.    4.26%       8,365,255
                                                             -----------
      Total Notional Amount....................              196,367,488
                                                             ===========

   (4) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

              Futures Contract          % of Index Notional Amount
              ----------------          ---------- ---------------
              CBOT Corn Future.........    7.08%     16,895,200
              CBOT Soybean Future......    6.25%     14,914,548
              CBOT Soybean Meal Future.    3.49%      8,328,284

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Soybean Oil Future..................    2.43%       5,798,776
      CBOT Wheat Future........................    3.76%       8,972,592
      CME Lean Hogs Future.....................    1.83%       4,366,980
      CME Live Cattle Future...................    3.68%       8,781,686
      COMEX Copper Future......................    6.74%      16,083,849
      COMEX Gold 100 Troy Ounces Future........   11.68%      27,872,308
      COMEX Silver Future......................    3.40%       8,113,514
      ICE Brent Crude Oil Future...............    8.03%      19,162,212
      KCBT Hard Red Winter Wheat Future........    1.68%       4,009,030
      LME Nickel Future........................    2.95%       7,039,667
      LME Primary Aluminum Future..............    4.48%      10,690,748
      LME Zinc Future..........................    2.80%       6,681,718
      NYBOT CSC C Coffee Future................    2.43%       5,798,776
      NYBOT CSC Number 11 World Sugar Future...    2.69%       6,419,222
      NYBOT CTN Number 2 Cotton Future.........    1.43%       3,412,449
      NYMEX Henry Hub Natural Gas Future.......    7.94%      18,947,442
      NYMEX Light Sweet Crude Oil Future.......    7.60%      18,136,091
      NYMEX NY Harbor ULSD Future..............    3.75%       8,948,729
      NYMEX Reformulated Gasoline Blend Future.    3.88%       9,258,951
                                                             -----------
      Total Notional Amount....................              238,632,772
                                                             ===========

   (5) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.73%      11,463,361
      CBOT Soybean Future......................    6.27%      10,680,940
      CBOT Soybean Meal Future.................    3.60%       6,140,000
      CBOT Soybean Oil Future..................    2.42%       4,120,236
      CBOT Wheat Future........................    3.65%       6,212,126
      CME Lean Hogs Future.....................    2.14%       3,649,288
      CME Live Cattle Future...................    3.70%       6,311,030
      COMEX Copper Future......................    6.58%      11,207,051
      COMEX Gold 100 Troy Ounces Future........   11.61%      19,786,456
      COMEX Silver Future......................    3.39%       5,774,047
      ICE Brent Crude Oil Future...............    7.98%      13,601,429
      KCBT Hard Red Winter Wheat Future........    1.53%       2,606,126
      LME Nickel Future........................    2.96%       5,043,296
      LME Primary Aluminum Future..............    4.41%       7,514,927
      LME Zinc Future..........................    2.78%       4,739,367
      NYBOT CSC C Coffee Future................    2.40%       4,088,723
      NYBOT CSC Number 11 World Sugar Future...    2.61%       4,450,064
      NYBOT CTN Number 2 Cotton Future.........    1.52%       2,593,953
      NYMEX Henry Hub Natural Gas Future.......    7.93%      13,517,588
      NYMEX Light Sweet Crude Oil Future.......    7.83%      13,345,642
      NYMEX NY Harbor ULSD Future..............    3.69%       6,284,413
      NYMEX Reformulated Gasoline Blend Future.    4.25%       7,248,842
                                                             -----------
      Total Notional Amount....................              170,378,905
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (6) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.07%      4,274,993
      CBOT Soybean Future......................    6.28%      3,795,917
      CBOT Soybean Meal Future.................    3.50%      2,117,293
      CBOT Soybean Oil Future..................    2.44%      1,477,234
      CBOT Wheat Future........................    3.69%      2,227,242
      CME Lean Hogs Future.....................    1.83%      1,106,698
      CME Live Cattle Future...................    3.74%      2,262,703
      COMEX Copper Future......................    6.75%      4,078,950
      COMEX Gold 100 Troy Ounces Future........   11.74%      7,094,066
      COMEX Silver Future......................    3.43%      2,070,177
      ICE Brent Crude Oil Future...............    7.95%      4,806,779
      KCBT Hard Red Winter Wheat Future........    1.67%      1,007,473
      LME Nickel Future........................    3.01%      1,817,690
      LME Primary Aluminum Future..............    4.42%      2,670,151
      LME Zinc Future..........................    2.80%      1,691,456
      NYBOT CSC C Coffee Future................    2.43%      1,465,936
      NYBOT CSC Number 11 World Sugar Future...    2.64%      1,595,488
      NYBOT CTN Number 2 Cotton Future.........    1.44%        872,348
      NYMEX Henry Hub Natural Gas Future.......    8.00%      4,836,136
      NYMEX Light Sweet Crude Oil Future.......    7.56%      4,567,339
      NYMEX NY Harbor ULSD Future..............    3.73%      2,253,160
      NYMEX Reformulated Gasoline Blend Future.    3.87%      2,336,483
                                                             ----------
      Total Notional Amount....................              60,425,712
                                                             ==========

   (7) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    6.75%     16,606,754
         CBOT Soybean Future...............    6.21%     15,273,507
         CBOT Soybean Meal Future..........    3.58%      8,811,398
         CBOT Soybean Oil Future...........    2.40%      5,914,149
         CBOT Wheat Future.................    3.73%      9,164,281
         CME Lean Hogs Future..............    2.13%      5,232,835
         CME Live Cattle Future............    3.65%      8,966,947
         COMEX Copper Future...............    6.57%     16,167,958
         COMEX Gold 100 Troy Ounces Future.   11.55%     28,409,011
         COMEX Silver Future...............    3.36%      8,269,385
         ICE Brent Crude Oil Future........    8.07%     19,836,064
         KCBT Hard Red Winter Wheat Future.    1.55%      3,803,786
         LME Nickel Future.................    2.90%      7,140,271

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Primary Aluminum Future..............    4.47%      10,988,382
      LME Zinc Future..........................    2.78%       6,839,311
      NYBOT CSC C Coffee Future................    2.40%       5,909,248
      NYBOT CSC Number 11 World Sugar Future...    2.66%       6,538,517
      NYBOT CTN Number 2 Cotton Future.........    1.51%       3,707,087
      NYMEX Henry Hub Natural Gas Future.......    7.89%      19,396,527
      NYMEX Light Sweet Crude Oil Future.......    7.87%      19,366,432
      NYMEX NY Harbor ULSD Future..............    3.71%       9,122,801
      NYMEX Reformulated Gasoline Blend Future.    4.26%      10,470,362
                                                             -----------
      Total Notional Amount....................              245,935,013
                                                             ===========

(8) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    7.08%      12,536,628
      CBOT Soybean Future......................    6.25%      11,067,738
      CBOT Soybean Meal Future.................    3.49%       6,186,676
      CBOT Soybean Oil Future..................    2.43%       4,300,990
      CBOT Wheat Future........................    3.76%       6,664,607
      CME Lean Hogs Future.....................    1.83%       3,236,253
      CME Live Cattle Future...................    3.68%       6,521,098
      COMEX Copper Future......................    6.74%      11,930,066
      COMEX Gold 100 Troy Ounces Future........   11.67%      20,660,094
      COMEX Silver Future......................    3.40%       6,013,806
      ICE Brent Crude Oil Future...............    8.03%      14,217,768
      KCBT Hard Red Winter Wheat Future........    1.68%       2,978,549
      LME Nickel Future........................    2.95%       5,221,411
      LME Primary Aluminum Future..............    4.48%       7,936,391
      LME Zinc Future..........................    2.80%       4,955,911
      NYBOT CSC C Coffee Future................    2.43%       4,297,425
      NYBOT CSC Number 11 World Sugar Future...    2.69%       4,755,054
      NYBOT CTN Number 2 Cotton Future.........    1.43%       2,533,224
      NYMEX Henry Hub Natural Gas Future.......    7.94%      14,055,501
      NYMEX Light Sweet Crude Oil Future.......    7.60%      13,456,712
      NYMEX NY Harbor ULSD Future..............    3.75%       6,634,442
      NYMEX Reformulated Gasoline Blend Future.    3.88%       6,873,688
                                                             -----------
      Total Notional Amount....................              177,034,032
                                                             ===========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   (9) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      CBOT Corn Future.........................    6.75%      18,470,681
      CBOT Soybean Future......................    6.21%      16,993,027
      CBOT Soybean Meal Future.................    3.58%       9,796,302
      CBOT Soybean Oil Future..................    2.40%       6,567,353
      CBOT Wheat Future........................    3.73%      10,206,762
      CME Lean Hogs Future.....................    2.13%       5,828,526
      CME Live Cattle Future...................    3.65%       9,987,850
      COMEX Copper Future......................    6.57%      17,978,130
      COMEX Gold 100 Troy Ounces Future........   11.55%      31,605,388
      COMEX Silver Future......................    3.36%       9,194,295
      ICE Brent Crude Oil Future...............    8.07%      22,082,726
      KCBT Hard Red Winter Wheat Future........    1.55%       4,241,416
      LME Nickel Future........................    2.90%       7,935,552
      LME Primary Aluminum Future..............    4.47%      12,231,696
      LME Zinc Future..........................    2.78%       7,607,184
      NYBOT CSC C Coffee Future................    2.40%       6,567,353
      NYBOT CSC Number 11 World Sugar Future...    2.66%       7,278,817
      NYBOT CTN Number 2 Cotton Future.........    1.51%       4,131,960
      NYMEX Henry Hub Natural Gas Future.......    7.89%      21,590,174
      NYMEX Light Sweet Crude Oil Future.......    7.87%      21,535,446
      NYMEX NY Harbor ULSD Future..............    3.71%      10,152,034
      NYMEX Reformulated Gasoline Blend Future.    4.26%      11,657,052
                                                             -----------
      Total Notional Amount....................              273,639,724
                                                             ===========

   (10) The following table represents the individual positions within the Total Return Swap as of April 30, 2018:

   Referenced Commodity -- Long Position

         Futures Contract                   % of Index Notional Amount
         ----------------                   ---------- ---------------
         CBOT Corn Future..................    7.08%      7,689,281
         CBOT Soybean Future...............    6.25%      6,787,854
         CBOT Soybean Meal Future..........    3.49%      3,790,338
         CBOT Soybean Oil Future...........    2.43%      2,639,118
         CBOT Wheat Future.................    3.76%      4,083,573
         CME Lean Hogs Future..............    1.83%      1,987,484
         CME Live Cattle Future............    3.68%      3,996,689
         COMEX Copper Future...............    6.74%      7,320,022
         COMEX Gold 100 Troy Ounces Future.   11.68%     12,685,141
         COMEX Silver Future...............    3.40%      3,692,593
         ICE Brent Crude Oil Future........    8.03%      8,721,035
         KCBT Hard Red Winter Wheat Future.    1.68%      1,824,575
         LME Nickel Future.................    2.95%      3,203,867
         LME Primary Aluminum Future.......    4.48%      4,865,534

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

      Futures Contract                          % of Index Notional Amount
      ----------------                          ---------- ---------------
      LME Zinc Future..........................    2.80%       3,040,959
      NYBOT CSC C Coffee Future................    2.43%       2,639,118
      NYBOT CSC Number 11 World Sugar Future...    2.69%       2,921,492
      NYBOT CTN Number 2 Cotton Future.........    1.43%       1,553,061
      NYMEX Henry Hub Natural Gas Future.......    7.94%       8,623,290
      NYMEX Light Sweet Crude Oil Future.......    7.60%       8,254,031
      NYMEX NY Harbor ULSD Future..............    3.75%       4,072,713
      NYMEX Reformulated Gasoline Blend Future.    3.88%       4,213,900
                                                             -----------
      Total Notional Amount....................              108,605,668
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $  110,893,533   --    $  110,893,533
  Austria................................         --      1,462,527   --         1,462,527
  Belgium................................         --      9,883,499   --         9,883,499
  Canada.................................         --    175,556,296   --       175,556,296
  Finland................................         --      6,079,815   --         6,079,815
  France.................................         --     45,038,521   --        45,038,521
  Germany................................         --     65,831,580   --        65,831,580
  Ireland................................         --      9,686,873   --         9,686,873
  Italy..................................         --      2,584,520   --         2,584,520
  Japan..................................         --     44,536,460   --        44,536,460
  Netherlands............................         --     70,601,879   --        70,601,879
  Norway.................................         --     15,505,745   --        15,505,745
  Spain..................................         --     28,421,711   --        28,421,711
  Supranational Organization Obligations.         --     51,026,302   --        51,026,302
  Sweden.................................         --    113,155,651   --       113,155,651
  Switzerland............................         --     17,195,380   --        17,195,380
  United Kingdom.........................         --     26,523,741   --        26,523,741
  United States..........................         --    638,717,783   --       638,717,783
U.S. Treasury Obligations................         --    522,716,015   --       522,716,015
Securities Lending Collateral............         --     46,456,849   --        46,456,849
Swap Agreements**........................         --      1,171,890   --         1,171,890
Futures Contracts**...................... $1,090,143             --   --         1,090,143
Forward Currency Contracts**.............         --      6,683,768   --         6,683,768
                                          ---------- --------------   --    --------------
TOTAL.................................... $1,090,143 $2,009,730,338   --    $2,010,820,481
                                          ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $45,404 of securities on loan)................................ $    1,955,418
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $46,455).         46,457
Segregated Cash for Swaps Contracts...........................................................         27,366
Foreign Currencies at Value...................................................................              2
Cash..........................................................................................         83,531
Receivables:
  Interest....................................................................................         12,111
  Securities Lending Income...................................................................              8
  Fund Shares Sold............................................................................          2,643
Unrealized Gain on Swap Contracts.............................................................          1,172
Unrealized Gain on Forward Currency Contracts.................................................          6,684
Prepaid Expenses and Other Assets.............................................................             33
                                                                                               --------------
     Total Assets.............................................................................      2,135,425
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         46,486
  Investment Securities Purchased.............................................................         13,663
  Fund Shares Redeemed........................................................................          1,205
  Due to Advisor..............................................................................            499
  Futures Margin Variation....................................................................            428
  Segregated Cash for Swap Contracts..........................................................         21,504
Accrued Expenses and Other Liabilities........................................................            114
                                                                                               --------------
    Total Liabilities.........................................................................         83,899
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    336,570,731
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         6.10
                                                                                               ==============
Investments at Cost........................................................................... $    1,978,643
                                                                                               ==============
Foreign Currencies at Cost.................................................................... $            2
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,979,456
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........             46
Accumulated Net Realized Gain (Loss)..........................................................         86,375
Net Unrealized Foreign Exchange Gain (Loss)...................................................          6,617
Net Unrealized Appreciation (Depreciation)....................................................        (20,968)
                                                                                               --------------
NET ASSETS.................................................................................... $    2,051,526
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $ 15,028
  Income from Securities Lending....................................................................       32
                                                                                                     --------
     Total Investment Income........................................................................   15,060
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    3,357
  Accounting & Transfer Agent Fees..................................................................       56
  Custodian Fees....................................................................................       26
  Filing Fees.......................................................................................       42
  Shareholders' Reports.............................................................................       34
  Directors'/Trustees' Fees & Expenses..............................................................        7
  Professional Fees.................................................................................       15
  Other.............................................................................................       20
                                                                                                     --------
     Total Expenses.................................................................................    3,557
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (606)
  Fees Paid Indirectly (Note D).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    2,947
                                                                                                     --------
  Net Investment Income (Loss)......................................................................   12,113
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (3,773)
    Affiliated Investment Companies Shares Sold.....................................................       (9)
    Futures.........................................................................................    5,574
    Swap Contracts..................................................................................   85,411
    Foreign Currency Transactions...................................................................      (11)
    Forward Currency Contracts......................................................................      942
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (16,500)
    Affiliated Investment Companies Shares..........................................................        4
    Futures.........................................................................................   (1,957)
    Swap Contracts..................................................................................   (3,317)
    Translation of Foreign Currency Denominated Amounts.............................................      (42)
    Forward Currency Contracts......................................................................    3,680
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................   70,002
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 82,115
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2018        2017
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $   12,113  $   19,526
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (3,773)     (2,466)
    Affiliated Investment Companies Shares Sold........................................         (9)        (22)
    Futures............................................................................      5,574      (4,294)
    Swap Contracts.....................................................................     85,411      11,651
    Foreign Currency Transactions......................................................        (11)        (42)
    Forward Currency Contracts.........................................................        942          49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (16,500)     (8,171)
    Affiliated Investment Companies Shares Sold........................................          4          (4)
    Futures............................................................................     (1,957)      4,164
    Swap Contracts.....................................................................     (3,317)     26,047
    Translation of Foreign Currency Denominated Amounts................................        (42)        (30)
    Forward Currency Contracts.........................................................      3,680       3,005
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     82,115      49,413
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (42,351)    (22,518)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --        (875)
  Net Long-Term Gains:
                                                                                        ----------  ----------
    Total Distributions................................................................    (42,351)    (23,393)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    501,160     723,399
  Shares Issued in Lieu of Cash Distributions..........................................     38,383      22,385
  Shares Redeemed......................................................................   (256,102)   (641,580)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions............................    283,441     104,204
                                                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............................................    323,205     130,224
Net Assets
  Beginning of Period..................................................................  1,728,321   1,598,097
                                                                                        ----------  ----------
  End of Period........................................................................ $2,051,526  $1,728,321
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     83,760     123,067
  Shares Issued in Lieu of Cash Distributions..........................................      6,746       3,816
  Shares Redeemed......................................................................    (43,040)   (109,656)
                                                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed............................     47,466      17,227
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $       46  $   30,284

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               DFA Commodity Strategy Portfolio
                                         --------------------------------------------------------------------------
                                          Six Months       Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                           April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                             2018          2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $     5.98     $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                         ----------     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.04           0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.23           0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.....       0.27           0.18       (0.02)       (2.00)       (0.25)     (1.04)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.....................         --             --          --        (0.01)       (0.01)     (0.02)
                                         ----------     ----------  ----------   ----------   ----------   --------
   Total Distributions..................      (0.15)         (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     6.10     $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
=======================================  ===========    ==========  ==========   ==========   ==========   ========
Total Return............................       4.67%(D)       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,051,526     $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.       0.32%(E)       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))......................       0.39%(E)       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.32%(E)       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.................         41%(D)        102%        159%         124%         104%        64%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

   Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2018, the Portfolio held a $427,583,917 investment in the Subsidiary, representing 20.84% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. At April 30, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2018, approximately $606 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $27

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Portfolio's transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $504,671  $531,203 $550,734  $193,565

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                           Net Realized
                                                           Gain/(Loss)                                         Dividend
                                                           on Sales of    Change in                           Income from
                                                            Affiliated   Unrealized                           Affiliated
                           Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                            10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
-                          ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            -------   --------   --------      ---           --        -------      -----        ----
Total.....................  $42,409   $137,244   $133,191      $(9)          $4        $46,457      4,015        $277
                            =======   ========   ========      ===           ==        =======      =====        ====

                           Capital Gain
                           Distributions
                               from
                            Affiliated
                            Investment
                             Companies
-                          -------------
DFA Commodity Strategy
 Portfolio
DFA Short Term Investment
 Fund.....................      --
                                --
Total.....................      --
                                ==

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term
                                      Capital Gains  Capital Gains  Total
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited Total
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $2,034,333     $4,602      $(28,115)     $(23,513)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                            Forward
                                           Currency            Swap
                                           Contracts Futures Contracts
                                           --------- ------- ---------
         DFA Commodity Strategy Portfolio.  270,425  104,129 1,768,710

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                             Asset Derivatives Value
                                  ---------------------------------------------
                                   Total Value    Forward  Commodity
                                        at       Currency   Futures     Swap
                                  April 30, 2018 Contracts Contracts* Contracts
                                  -------------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.    $11,619      $6,684     $3,763    $1,172


                                  Liability Derivatives Value
                                  ---------------------------
                                   Total Value      Forward   Commodity
                                        at         Currency    Futures     Swap
                                  April 30, 2018   Contracts  Contracts* Contracts
                                  --------------   ---------  ---------- ---------
DFA Commodity Strategy Portfolio.    $(2,673)         --       $(2,673)     --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

Derivative Type              Location of Gain (Loss) on Derivatives
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                      Realized Gain (Loss) on
                                         Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $91,927          $  942      $ 5,574   $85,411

                                      Change in Unrealized
                                      Appreciation (Depreciation)
                                        on Derivatives
                                      -----------------------
                                                       Forward    Commodity
                                                      Currency     Futures    Swap
                                       Total          Contracts   Contracts Contracts
                                       -------        ---------   --------- ---------
    DFA Commodity Strategy Portfolio. $(1,594)         $3,680      $(1,957)  $(3,317)

Offsetting of Derivative Assets and Derivative Liabilities

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                                         Net                                                   Net
                                       Amounts                                               Amounts
                                         of        Gross Amounts Not                           of        Gross Amounts Not
                                       Assets        Offset in the                         Liabilities     Offset in the
                                      Presented   Statements of Assets                      Presented   Statements of Assets
                            Gross      in the       and Liabilities               Gross      in the       and Liabilities
                          Amounts of Statements  ----------------------        Amounts of  Statements  ----------------------
                          Recognized  of Assets   Financial     Cash     Net   Recognized   of Assets   Financial     Cash
                            Assets       and     Instruments Collateral Amount Liabilities     and     Instruments Collateral
Description                  (a)     Liabilities     (b)      Received   (c)       (a)     Liabilities     (d)      Pledged
-----------               ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ----------
                                                 Assets                                             Liabilities
                          ---------------------------------------------------- ----------------------------------------------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   $5,706     $5,706        --          --     $5,706     --          --          --          --
  State Street Bank
   and Trust.............      978        978        --          --        978     --          --          --          --
  Citibank, N.A..........      124        124        --          --        124     --          --          --          --
  Credit Suisse..........      150        150        --          --        150     --          --          --          --
  Deutsche Bank AG,
   London Branch.........       91         91        --          --         91     --          --          --          --
  Merrill Lynch Capital
   Services, Inc.........      107        107        --          --        107     --          --          --          --
  UBS AG.................      700        700        --          --        700     --          --          --          --
                            ------     ------        --          --     ------     --          --          --          --
                            $7,856     $7,856        --          --     $7,856     --          --          --          --
                            ======     ======        ==          ==     ======     ==          ==          ==          ==







                           Net
                          Amount
Description                (e)
-----------               ------

                          -------
DFA Commodity
 Strategy Portfolio
  JP Morgan..............   --
  State Street Bank
   and Trust.............   --
  Citibank, N.A..........   --
  Credit Suisse..........   --
  Deutsche Bank AG,
   London Branch.........   --
  Merrill Lynch Capital
   Services, Inc.........   --
  UBS AG.................   --
                            --
                            --
                            ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                      Remaining Contractual Maturity of the Agreements
                                                    As of April 30, 2018
                                  --------------------------------------------------------
                                  Overnight and            Between
                                   Continuous   <30 days 30 & 90 days >90 days    Total
                                  ------------- -------- ------------ -------- -----------
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds, U.S. Treasury Obligations.  $46,456,849     --         --         --    $46,456,849

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   At April 30, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2018
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/17  04/30/18    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,047.90    0.68%    $3.45
   Institutional Class Shares......... $1,000.00 $1,049.40    0.43%    $2.18
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/17  04/30/18    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,037.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. Large Company Portfolio
Consumer Discretionary.......................  12.9%
Consumer Staples.............................   7.0%
Energy.......................................   6.2%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................   9.9%
Information Technology.......................  24.8%
Materials....................................   2.9%
Real Estate..................................   2.7%
Telecommunication Services...................   1.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2018
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $10,432,935,162
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $10,432,935,162
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   146,080 $  228,780,270            2.8%
*   Booking Holdings, Inc.............    17,740     38,637,720            0.5%
    Comcast Corp. Class A............. 1,685,108     52,895,540            0.6%
    Home Depot, Inc. (The)............   424,543     78,455,546            1.0%
    McDonald's Corp...................   289,822     48,527,796            0.6%
*   Netflix, Inc......................   157,765     49,295,252            0.6%
    Walt Disney Co. (The).............   546,671     54,847,501            0.7%
    Other Securities..................              511,126,518            6.1%
                                                 --------------           -----
Total Consumer Discretionary..........            1,062,566,143           12.9%
                                                 --------------           -----
Consumer Staples -- (6.8%)
    Altria Group, Inc.................   690,921     38,767,577            0.5%
    Coca-Cola Co. (The)............... 1,395,809     60,312,907            0.7%
    PepsiCo, Inc......................   517,030     52,189,008            0.6%
    Philip Morris International, Inc..   564,656     46,301,792            0.6%
    Procter & Gamble Co. (The)........   916,528     66,301,635            0.8%
    Walmart, Inc......................   527,727     46,682,730            0.6%
    Other Securities..................              261,079,554            3.1%
                                                 --------------           -----
Total Consumer Staples................              571,635,203            6.9%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   694,485     86,887,018            1.1%
    Exxon Mobil Corp.................. 1,540,486    119,772,786            1.4%
    Other Securities..................              305,599,435            3.7%
                                                 --------------           -----
Total Energy..........................              512,259,239            6.2%
                                                 --------------           -----
Financials -- (14.4%)
    Bank of America Corp.............. 3,478,216    104,068,223            1.3%
*   Berkshire Hathaway, Inc. Class B..   699,705    135,553,850            1.6%
    Citigroup, Inc....................   934,365     63,789,099            0.8%
    JPMorgan Chase & Co............... 1,247,711    135,726,003            1.6%
    Wells Fargo & Co.................. 1,596,006     82,928,472            1.0%
    Other Securities..................              681,447,893            8.3%
                                                 --------------           -----
Total Financials......................            1,203,513,540           14.6%
                                                 --------------           -----
Health Care -- (13.8%)
    Abbott Laboratories...............   632,965     36,794,255            0.4%
    AbbVie, Inc.......................   579,544     55,954,973            0.7%
    Amgen, Inc........................   243,024     42,402,828            0.5%
    Johnson & Johnson.................   975,387    123,376,702            1.5%
    Medtronic P.L.C...................   492,714     39,481,173            0.5%
    Merck & Co., Inc..................   980,218     57,705,434            0.7%
    Pfizer, Inc....................... 2,164,204     79,231,508            1.0%
    UnitedHealth Group, Inc...........   351,800     83,165,520            1.0%
    Other Securities..................              641,326,928            7.8%
                                                 --------------           -----
Total Health Care.....................            1,159,439,321           14.1%
                                                 --------------           -----
Industrials -- (9.7%)
    3M Co.............................   216,498     42,085,046            0.5%
    Boeing Co. (The)..................   201,112     67,082,919            0.8%
    General Electric Co............... 3,156,608     44,413,475            0.5%
    Honeywell International, Inc......   273,395     39,554,789            0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                       Shares       Value+     of Net Assets**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    286,206 $   38,245,708            0.5%
      Other Securities..............................................               580,000,115            7.1%
                                                                                --------------          ------
Total Industrials...................................................               811,382,052            9.9%
                                                                                --------------          ------
Information Technology -- (24.2%)
*     Adobe Systems, Inc............................................    178,752     39,611,443            0.5%
*     Alphabet, Inc. Class A........................................    108,519    110,535,283            1.3%
*     Alphabet, Inc. Class C........................................    110,654    112,571,634            1.4%
      Apple, Inc....................................................  1,844,691    304,853,635            3.7%
      Cisco Systems, Inc............................................  1,751,440     77,571,278            0.9%
*     Facebook, Inc. Class A........................................    871,053    149,821,116            1.8%
      Intel Corp....................................................  1,701,445     87,828,591            1.1%
      International Business Machines Corp..........................    311,454     45,148,372            0.6%
      Mastercard, Inc. Class A......................................    335,617     59,830,443            0.7%
      Microsoft Corp................................................  2,799,311    261,791,565            3.2%
      NVIDIA Corp...................................................    219,952     49,467,205            0.6%
      Oracle Corp...................................................  1,098,635     50,174,660            0.6%
      Texas Instruments, Inc........................................    357,663     36,277,758            0.4%
#     Visa, Inc. Class A............................................    655,356     83,151,569            1.0%
      Other Securities..............................................               563,776,035            6.9%
                                                                                --------------          ------
Total Information Technology........................................             2,032,410,587           24.7%
                                                                                --------------          ------
Materials -- (2.8%)
      DowDuPont, Inc................................................    850,719     53,799,470            0.7%
      Other Securities..............................................               180,124,095            2.1%
                                                                                --------------          ------
Total Materials.....................................................               233,923,565            2.8%
                                                                                --------------          ------
Real Estate -- (2.7%)
      Other Securities..............................................               225,491,475            2.7%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,232,238     72,994,183            0.9%
      Verizon Communications, Inc...................................  1,500,749     74,061,963            0.9%
      Other Securities..............................................                 6,617,453            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               153,673,599            1.9%
                                                                                --------------          ------
Utilities -- (2.8%)
      Other Securities..............................................               238,680,024            2.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,204,974,748           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             8,204,974,748
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 27,525,395     27,525,395            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund................................ 13,351,146    154,472,760            1.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,790,445,865)...........................................              $8,386,972,903          101.8%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At April 30, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                        Unrealized
                         Number of Expiration  Notional     Market     Appreciation
Description              Contracts    Date      Value       Value     (Depreciation)
-----------              --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500(R) Emini Index..    261     06/15/18  $34,859,996 $34,543,350   $(316,646)
                                              ----------- -----------   ----------
Total futures contracts.                      $34,859,996 $34,543,350   $(316,646)
                                              =========== ===========   ==========

Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------  ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,062,566,143            --   --    $1,062,566,143
  Consumer Staples............    571,635,203            --   --       571,635,203
  Energy......................    512,259,239            --   --       512,259,239
  Financials..................  1,203,513,540            --   --     1,203,513,540
  Health Care.................  1,159,439,321            --   --     1,159,439,321
  Industrials.................    811,382,052            --   --       811,382,052
  Information Technology......  2,032,410,587            --   --     2,032,410,587
  Materials...................    233,923,565            --   --       233,923,565
  Real Estate.................    225,491,475            --   --       225,491,475
  Telecommunication Services..    153,673,599            --   --       153,673,599
  Utilities...................    238,680,024            --   --       238,680,024
Temporary Cash Investments....     27,525,395            --   --        27,525,395
Securities Lending Collateral.             --  $154,472,760   --       154,472,760
Futures Contracts**...........       (316,646)           --   --          (316,646)
                               --------------  ------------   --    --------------
TOTAL......................... $8,232,183,497  $154,472,760   --    $8,386,656,257
                               ==============  ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                                U.S. Large
                                                                                             DFA International    Company
                                                                                              Value Portfolio   Portfolio *
                                                                                             ----------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value.......................................  $   10,432,935             --
Investments at Value (including $0 and $368,928 of securities on loan, respectively)........              --   $  8,204,975
Temporary Cash Investments at Value & Cost..................................................              --         27,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $154,469)..................................................................................              --        154,473
Segregated Cash for Futures Contracts.......................................................              --          1,514
Receivables:
  Dividends, Interest and Tax Reclaims......................................................              --          7,114
  Securities Lending Income.................................................................              --             55
  Fund Shares Sold..........................................................................           5,380          5,550
Prepaid Expenses and Other Assets...........................................................              81             90
                                                                                              --------------   ------------
     Total Assets...........................................................................      10,438,396      8,401,296
                                                                                              --------------   ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................................................              --             23
  Upon Return of Securities Loaned..........................................................              --        154,469
  Fund Shares Redeemed......................................................................           4,251          3,449
  Due to Advisor............................................................................           1,702            398
  Futures Margin Variation..................................................................              --            320
Accrued Expenses and Other Liabilities......................................................             426            762
                                                                                              --------------   ------------
     Total Liabilities......................................................................           6,379        159,421
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,578 and $0 and shares outstanding of
 173,174 and 0, respectively................................................................  $        20.66            N/A
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................     100,000,000            N/A
                                                                                              ==============   ============
Institutional Class Shares -- based on net assets of $10,428,439 and $8,241,875 and
 shares outstanding of 503,298,410 and 400,639,495, respectively............................  $        20.72   $      20.57
                                                                                              ==============   ============
NUMBER OF SHARES AUTHORIZED.................................................................   1,500,000,000    900,000,000
                                                                                              ==============   ============
Investments at Cost.........................................................................             N/A   $  3,608,452
                                                                                              ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................................  $    8,460,001   $  3,783,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................................          84,460         15,171
Accumulated Net Realized Gain (Loss)........................................................         208,713       (152,788)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (990)            --
Net Unrealized Appreciation (Depreciation)..................................................       1,679,833      4,596,219
                                                                                              --------------   ------------
NET ASSETS..................................................................................  $   10,432,017   $  8,241,875
                                                                                              ==============   ============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA         U.S.
                                                                                             International   Large
                                                                                                 Value      Company
                                                                                              Portfolio*#  Portfolio#
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $17,490 and $0, respectively)...............   $169,618           --
    Income from Securities Lending..........................................................      3,558           --
    Expenses Allocated from Affiliated Investment Company...................................    (10,884)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    162,292           --
                                                                                               --------     --------
Fund Investment Income
  Dividends.................................................................................         --     $ 80,102
  Income from Securities Lending............................................................         --          341
                                                                                               --------     --------
     Total Investment Income................................................................         --       80,443
                                                                                               --------     --------
Fund Expenses
  Investment Management Fees................................................................     20,332        2,477
  Accounting & Transfer Agent Fees..........................................................        183          237
  S&P 500(R) Fees...........................................................................         --           51
  Custodian Fees............................................................................         --           48
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
  Filing Fees...............................................................................         98           81
  Shareholders' Reports.....................................................................        150           68
  Directors'/Trustees' Fees & Expenses......................................................         39           32
  Professional Fees.........................................................................         62           84
  Other.....................................................................................         27          101
                                                                                               --------     --------
     Total Expenses.........................................................................     20,896        3,179
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --          124
    Institutional Class Shares..............................................................    (10,162)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................     10,730        3,303
                                                                                               --------     --------
  Net Investment Income (Loss)..............................................................    151,562       77,140
                                                                                               --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................         --       16,089
    Affiliated Investment Companies Shares Sold.............................................         --          (25)
    Transactions Allocated from Affiliated Investment Company...............................    283,028           --
    Futures.................................................................................         --        2,397
    Foreign Currency Transactions...........................................................      1,424           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................         --      212,151
    Affiliated Investment Companies Shares..................................................         --           (8)
    Transactions Allocated from Affiliated Investment Company...............................     52,541           --
    Futures.................................................................................         --         (400)
    Translation of Foreign Currency Denominated Amounts.....................................       (950)          --
                                                                                               --------     --------
  Net Realized and Unrealized Gain (Loss)...................................................    336,043      230,204
                                                                                               --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $487,605     $307,344
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value     U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  -----------------------
                                                                 Six Months       Year     Six Months      Year
                                                                    Ended        Ended        Ended       Ended
                                                                  April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                    2018          2017        2018         2017
                                                                 -----------  -----------  ----------- -----------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   151,562  $   267,641  $   77,140  $   146,387
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................          --           --      16,089       25,596
    Affiliated Investment Companies Shares Sold.................          --           --         (25)          21
    Transactions Allocated from Affiliated Investment Company...     283,028      104,748          --           --
    Futures.....................................................          --       12,673       2,397        4,571
    Foreign Currency Transactions...............................       1,424       (1,987)         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................          --    1,639,175     212,151    1,352,486
    Affiliated Investment Companies Shares Sold.................          --           --          (8)         (37)
    Transactions Allocated from Affiliated Investment Company...      52,541           --          --           --
    Futures.....................................................          --        2,759        (400)         181
    Translation of Foreign Currency Denominated Amounts.........        (950)         803          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     487,605    2,025,812     307,344    1,529,205
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................         (32)        (109)         --           --
    Institutional Class Shares..................................     (97,696)    (277,230)    (70,019)    (154,814)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --      (2,185)        (124)
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --     (19,860)     (38,779)
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (97,728)    (277,339)    (92,064)    (193,717)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................     940,226    1,967,887     753,520    1,555,398
  Shares Issued in Lieu of Cash Distributions...................      95,034      269,559      84,534      171,570
  Shares Redeemed...............................................    (834,259)  (1,418,753)   (807,637)  (1,432,214)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     201,001      818,693      30,417      294,754
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     590,878    2,567,166     245,697    1,630,242
Net Assets
  Beginning of Period...........................................   9,841,139    7,273,973   7,996,178    6,365,936
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $10,432,017  $ 9,841,139  $8,241,875  $ 7,996,178
                                                                 ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      45,710      109,955      36,130       84,803
  Shares Issued in Lieu of Cash Distributions...................       4,758       14,996       4,134        9,395
  Shares Redeemed...............................................     (40,542)     (77,571)    (38,526)     (77,231)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................       9,926       47,380       1,738       16,967
                                                                 ===========  ===========  ==========  ===========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    84,460  $    30,626  $   15,171  $     8,050

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     DFA International Value Portfolio-Class R2 Shares
                                -----------------------------------------------------------
                                Six Months     Year     Year      Year      Year      Year
                                   Ended      Ended    Ended     Ended     Ended     Ended
                                 April 30,   Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                   2018        2017     2016      2015      2014      2013
--------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................   $19.89      $16.27   $16.93   $ 18.48   $ 19.46    $15.72
                                  ------      ------   ------   -------   -------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.27        0.55     0.53      0.51      0.74      0.49
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.68        3.61    (0.65)    (1.55)    (0.93)     3.77
                                  ------      ------   ------   -------   -------    ------
   Total from Investment
    Operations.................     0.95        4.16    (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
                                  ------      ------   ------   -------   -------    ------
   Total Distributions.........    (0.18)      (0.54)   (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period.   $20.66      $19.89   $16.27   $ 16.93   $ 18.48    $19.46
==============================  ===========  ======== ========  ========  ========  ========
Total Return...................     4.79%(D)   25.99%   (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $3,578      $3,508   $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average
 Net Assets(B).................     0.68%(E)    0.68%    0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)(B).     0.88%(E)    0.88%    0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment
 Income to Average Net Assets..     2.65%(E)    3.07%    3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA International Value Portfolio-Institutional Class Shares
                                -----------------------------------------------------------------------------
                                  Six Months       Year         Year         Year         Year        Year
                                     Ended        Ended        Ended        Ended        Ended       Ended
                                   April 30,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                     2018          2017         2016         2015         2014        2013
--------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.94     $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                -----------     ----------  ----------   ----------   ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................        0.30           0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.68           3.66       (0.63)       (1.56)       (0.98)        3.78
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total from Investment
    Operations.................        0.98           4.22       (0.08)       (1.00)       (0.14)        4.30
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                -----------     ----------  ----------   ----------   ----------   ----------
   Total Distributions.........       (0.20)         (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.72     $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
==============================  ===========     ==========  ==========   ==========   ==========   ==========
Total Return...................        4.94%(D)      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $10,428,439     $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average
 Net Assets(B).................        0.43%(E)       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and (Fees Paid Indirectly))
 (B)...........................        0.63%(E)       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment
 Income to Average Net Assets..        2.98%(E)       3.12%       3.51%        3.10%        4.29%        3.00%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       U.S. Large Company Portfolio
                                -------------------------------------------------------------------------
                                 Six Months       Year        Year        Year        Year        Year
                                    Ended        Ended       Ended       Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2018          2017        2016        2015        2014        2013
----------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    20.05     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.19           0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.57           3.50        0.38        0.47        2.07        2.71
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.76           3.87        0.73        0.80        2.36        2.98
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.18)         (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains............      (0.06)         (0.10)      (0.14)         --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.24)         (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    20.57     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
==============================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................       3.75%(D)      23.55%       4.54%       5.09%      17.17%      27.10%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $8,241,875     $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average
 Net Assets....................       0.08%(E)       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.08%(E)       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment
 Income to Average Net Assets..       1.87%(E)       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate........          3%(D)          7%          9%          2%          3%          3%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                      Previously       Net Waived Fees/
                                                      Recovery       Waived Fees/      Expenses Assumed
                                        Expense    of Previously   Expenses Assumed  (Recovered Previously
                                       Limitation   Waived Fees/   Subject to Future     Waived Fees/
Institutional Class Shares               Amount   Expenses Assumed     Recovery        Expenses Assumed)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $10,162
U.S. Large Company Portfolio (2)......    0.08%         $152             $675                  (124)

Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $289
                    U.S. Large Company Portfolio......  324

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio. $254,160  $230,900

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                    Net Realized                                                   Capital Gain
                                                    Gain/(Loss)                                         Dividend   Distributions
                                                    on Sales of    Change in                           Income from     from
                                                     Affiliated   Unrealized                           Affiliated   Affiliated
                    Balance at Purchases  Proceeds   Investment  Appreciation/ Balance at Shares as of Investment   Investment
                     10/31/17   at Cost  from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies    Companies
                    ---------- --------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. Large Company
 Portfolio
DFA Short Term
 Investment Fund...  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     --------  --------   --------      ----          ---       --------     ------      ------         ---
Total..............  $185,593  $707,778   $738,865      $(25)         $(8)      $154,473     13,351      $1,554         $--
                     ========  ========   ========      ====          ===       ========     ======      ======         ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of

October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 Unlimited  Total
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $122,423

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,795,765   $1,637,170          --     $1,637,170
U.S. Large Company Portfolio......  3,961,688    4,529,677   $(104,709)     4,424,968

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2018        Oct. 31, 2017
                                                       ------------------  --------------------
                                                           (Unaudited)
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     722       34  $     3,212      182
 Shares Issued in Lieu of Cash Distributions..........        32        2          109        6
 Shares Redeemed......................................      (803)     (39)      (3,910)    (215)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     (49)      (3) $      (589)     (27)
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 939,504   45,676  $ 1,964,675  109,773
 Shares Issued in Lieu of Cash Distributions..........    95,002    4,756      269,450   14,990
 Shares Redeemed......................................  (833,456) (40,503)  (1,414,843) (77,356)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares  $ 201,050    9,929  $   819,282   47,407
                                                       =========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amount in thousands):

                                                   Futures
                                                   -------
                     U.S. Large Company Portfolio. 23,077

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2018:

                                            Location on the
                                        Statements of Assets and
                                              Liabilities
                                        ------------------------
              Derivative Type            Liability Derivatives
              ---------------           ------------------------
              Equity contracts          Payables: Futures
                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                           Total Value
                                                at          Equity
                                          April 30, 2018  Contracts*
                                          --------------  ----------
            U.S. Large Company Portfolio.     $(317)        $(317)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolio's Statements of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2018:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2018 (amounts in thousands):

                                              Realized Gain (Loss) on
                                                 Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $2,397          $2,397

                                              Change in Unrealized
                                              Appreciation (Depreciation)
                                               on Derivatives
                                              ----------------------
                                                              Equity
                                               Total         Contracts
                                               ------        ---------
                U.S. Large Company Portfolio. $ (400)         $ (400)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     2.21%        $7,080         21         $9        $30,765

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order.

Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2018.

J. Securities Lending:

   As of April 30, 2018, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands).

                                                    Market
                                                    Value
                                                   --------
                     U.S. Large Company Portfolio. $223,666

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks................... $154,472,760     --         --         --    $154,472,760

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

N. Other:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      4             98%
DFA International Value Portfolio-Institutional Class Shares.      4             73%
U.S. Large Company Portfolio.................................      4             76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     Estimated % Breakdown of Distribution Sources
                                     --------------------------------------------
                                      Net income for      Accumulated
                                      the current or     undistributed
                                         preceding        net profits    Paid-in
                                       fiscal year,      from the sale   surplus
                                      and accumulated    of securities   or other
                                     undistributed net     or other      capital
  Portfolio Name                          income          properties      source
  --------------                     -----------------   -------------   --------
  DFA International Value Portfolio
     December 15, 2017..............        66%                0%           34%
  U.S. Large Company Portfolio
     December 14, 2017..............        71%                0%           29%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2018
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/17  04/30/18    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,036.70    0.11%    $0.56
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,050.80    0.21%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.75    0.21%    $1.05

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------

The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,062.50    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,039.70    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,046.80    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,035.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.50    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,044.20    0.15%    $0.76
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,062.70    0.26%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.3%
              Consumer Staples.............................   5.1%
              Energy.......................................  13.7%
              Financials...................................  24.4%
              Health Care..................................  14.5%
              Industrials..................................   7.7%
              Information Technology.......................  14.2%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.9%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   2.3%
              Energy.......................................  16.2%
              Financials...................................  30.0%
              Health Care..................................   2.6%
              Industrials..................................   8.1%
              Information Technology.......................   2.7%
              Materials....................................  13.4%
              Real Estate..................................   2.7%
              Telecommunication Services...................   4.0%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  19.7%
              Consumer Staples.............................   8.7%
              Energy.......................................   0.9%
              Financials...................................   8.6%
              Health Care..................................   5.0%
              Industrials..................................  28.8%
              Information Technology.......................  13.7%
              Materials....................................  11.0%
              Real Estate..................................   2.1%
              Telecommunication Services...................   0.1%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  21.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   3.7%
              Financials...................................   9.9%
              Health Care..................................   6.1%
              Industrials..................................  16.9%
              Information Technology.......................   8.2%
              Materials....................................  14.8%
              Real Estate..................................   6.3%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   4.4%
              Energy.......................................   4.9%
              Financials...................................  16.0%
              Health Care..................................   3.6%
              Industrials..................................  26.1%
              Information Technology.......................   9.3%
              Materials....................................   7.1%
              Real Estate..................................   2.6%
              Telecommunication Services...................   0.9%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   5.5%
              Energy.......................................   3.5%
              Financials...................................  13.0%
              Health Care..................................   6.9%
              Industrials..................................  25.7%
              Information Technology.......................  10.8%
              Materials....................................   9.2%
              Real Estate..................................   5.6%
              Telecommunication Services...................   2.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   7.5%
              Consumer Staples.............................   4.9%
              Energy.......................................  22.5%
              Financials...................................   8.2%
              Health Care..................................   1.6%
              Industrials..................................  12.1%
              Information Technology.......................   4.8%
              Materials....................................  29.0%
              Real Estate..................................   4.0%
              Utilities....................................   5.4%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.1%
              Financials...................................  22.1%
              Health Care..................................   2.6%
              Industrials..................................   7.0%
              Information Technology.......................  24.1%
              Materials....................................  10.2%
              Real Estate..................................   2.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  16.7%
              Consumer Staples.............................   8.0%
              Energy.......................................   1.3%
              Financials...................................   8.6%
              Health Care..................................   7.1%
              Industrials..................................  15.2%
              Information Technology.......................  16.5%
              Materials....................................  13.1%
              Real Estate..................................   7.7%
              Telecommunication Services...................   0.8%
              Utilities....................................   5.0%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (11.9%)
*   Charter Communications, Inc. Class A.....    962,932 $  261,233,822            0.9%
    Comcast Corp. Class A.................... 21,576,111    677,274,124            2.3%
    Ford Motor Co............................ 16,051,999    180,424,469            0.6%
    General Motors Co........................  6,055,833    222,491,304            0.8%
    Royal Caribbean Cruises, Ltd.............  1,271,015    137,511,113            0.5%
    Time Warner, Inc.........................  3,836,070    363,659,436            1.3%
    Other Securities.........................             1,680,203,335            5.8%
                                                         --------------           -----
Total Consumer Discretionary.................             3,522,797,603           12.2%
                                                         --------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  3,576,652    141,277,754            0.5%
    Tyson Foods, Inc. Class A................  1,959,828    137,383,943            0.5%
    Walgreens Boots Alliance, Inc............  3,030,389    201,369,349            0.7%
    Walmart, Inc.............................  5,689,778    503,317,762            1.7%
    Other Securities.........................               475,589,016            1.7%
                                                         --------------           -----
Total Consumer Staples.......................             1,458,937,824            5.1%
                                                         --------------           -----
Energy -- (13.3%)
    Andeavor.................................  1,297,132    179,419,298            0.6%
    Chevron Corp.............................  5,879,241    735,551,842            2.5%
    ConocoPhillips...........................  2,949,628    193,200,634            0.7%
    Exxon Mobil Corp......................... 13,357,412  1,038,538,783            3.6%
    Marathon Petroleum Corp..................  2,321,313    173,889,557            0.6%
    Occidental Petroleum Corp................  2,538,795    196,147,302            0.7%
    Valero Energy Corp.......................  2,730,237    302,865,190            1.1%
    Other Securities.........................             1,095,405,202            3.8%
                                                         --------------           -----
Total Energy.................................             3,915,017,808           13.6%
                                                         --------------           -----
Financials -- (23.6%)
    Bank of America Corp..................... 20,209,612    604,671,591            2.1%
    Bank of New York Mellon Corp. (The)......  4,465,867    243,434,410            0.8%
*   Berkshire Hathaway, Inc. Class B.........    995,133    192,787,116            0.7%
    Capital One Financial Corp...............  2,121,634    192,262,473            0.7%
    Citigroup, Inc...........................  5,962,612    407,067,521            1.4%
    Goldman Sachs Group, Inc. (The)..........  1,092,193    260,302,358            0.9%
    JPMorgan Chase & Co...................... 11,108,809  1,208,416,243            4.2%
    Morgan Stanley...........................  5,338,744    275,585,965            1.0%
    PNC Financial Services Group, Inc. (The).  1,331,289    193,848,991            0.7%
    Travelers Cos., Inc. (The)...............  1,165,331    153,357,560            0.5%
    Wells Fargo & Co......................... 18,696,506    971,470,452            3.4%
    Other Securities.........................             2,273,627,768            7.8%
                                                         --------------           -----
Total Financials.............................             6,976,832,448           24.2%
                                                         --------------           -----
Health Care -- (14.1%)
    Abbott Laboratories......................  4,212,247    244,857,918            0.9%
    Aetna, Inc...............................  1,816,031    325,160,351            1.1%
    Anthem, Inc..............................  1,376,563    324,855,102            1.1%
    CVS Health Corp..........................  4,700,064    328,205,469            1.1%
    Danaher Corp.............................  1,838,784    184,466,811            0.6%
*   Express Scripts Holding Co...............  2,740,464    207,453,125            0.7%
    Humana, Inc..............................    674,755    198,499,426            0.7%
    Medtronic P.L.C..........................  4,282,974    343,194,707            1.2%
    Pfizer, Inc.............................. 20,880,631    764,439,901            2.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   220,967,206            0.8%
      Other Securities..............................................               1,009,820,121            3.5%
                                                                                 ---------------          ------
Total Health Care...................................................               4,151,920,137           14.4%
                                                                                 ---------------          ------
Industrials -- (7.5%)
      Delta Air Lines, Inc..........................................   2,950,569     154,078,713            0.5%
      Norfolk Southern Corp.........................................   1,385,379     198,760,325            0.7%
      Stanley Black & Decker, Inc...................................   1,078,968     152,771,079            0.5%
      Other Securities..............................................               1,698,906,222            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,204,516,339            7.6%
                                                                                 ---------------          ------
Information Technology -- (13.7%)
      Cisco Systems, Inc............................................  18,075,606     800,568,590            2.8%
      Hewlett Packard Enterprise Co.................................   8,708,938     148,487,393            0.5%
      HP, Inc.......................................................   9,619,949     206,732,704            0.7%
      Intel Corp....................................................  23,083,456   1,191,567,999            4.1%
*     Micron Technology, Inc........................................   5,266,057     242,133,301            0.8%
      QUALCOMM, Inc.................................................   5,066,475     258,440,890            0.9%
      Other Securities..............................................               1,201,389,237            4.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,049,320,114           14.0%
                                                                                 ---------------          ------
Materials -- (3.8%)
      DowDuPont, Inc................................................   2,259,347     142,881,104            0.5%
#     Nucor Corp....................................................   2,491,419     153,521,239            0.5%
      Other Securities..............................................                 815,715,009            2.8%
                                                                                 ---------------          ------
Total Materials.....................................................               1,112,117,352            3.8%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  45,272,636            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (3.8%)
      AT&T, Inc.....................................................  29,042,432     949,687,527            3.3%
      Other Securities..............................................                 167,564,793            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,117,252,320            3.9%
                                                                                 ---------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                  44,808,268            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              28,598,792,849           99.2%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              28,598,792,849
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 272,826,637     272,826,637            0.9%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund................................  54,572,766     631,406,902            2.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,591,542,665)..........................................               $29,503,026,388          102.3%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At April 30, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
S&P 500(R) Emini Index...   1,505    06/15/18  $206,026,096 $199,186,750  $(6,839,346)
                                               ------------ ------------  ------------
Total futures contracts..                      $206,026,096 $199,186,750  $(6,839,346)
                                               ============ ============  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,522,797,603            --   --    $ 3,522,797,603
  Consumer Staples............   1,458,937,824            --   --      1,458,937,824
  Energy......................   3,915,017,808            --   --      3,915,017,808
  Financials..................   6,976,832,448            --   --      6,976,832,448
  Health Care.................   4,151,920,137            --   --      4,151,920,137
  Industrials.................   2,204,516,339            --   --      2,204,516,339
  Information Technology......   4,049,320,114            --   --      4,049,320,114
  Materials...................   1,112,117,352            --   --      1,112,117,352
  Real Estate.................      45,272,636            --   --         45,272,636
  Telecommunication Services..   1,117,252,320            --   --      1,117,252,320
  Utilities...................      44,808,268            --   --         44,808,268
Temporary Cash Investments....     272,826,637            --   --        272,826,637
Securities Lending Collateral.              --  $631,406,902   --        631,406,902
Futures Contracts**...........      (6,839,346)           --   --         (6,839,346)
                               ---------------  ------------   --    ---------------
TOTAL......................... $28,864,780,140  $631,406,902   --    $29,496,187,042
                               ===============  ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
#   Australia & New Zealand Banking Group, Ltd.. 8,219,619 $  165,232,302            1.2%
    BHP Billiton, Ltd........................... 3,664,796     85,496,933            0.6%
    Woodside Petroleum, Ltd..................... 3,201,265     77,577,820            0.6%
    Other Securities............................              356,421,158            2.7%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              684,728,213            5.1%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................                7,304,994            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              144,540,784            1.1%
                                                           --------------           -----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,689,557    128,288,063            1.0%
    Suncor Energy, Inc.......................... 3,796,659    145,189,439            1.1%
    Other Securities............................              821,480,453            6.1%
                                                           --------------           -----
TOTAL CANADA....................................            1,094,957,955            8.2%
                                                           --------------           -----

DENMARK -- (1.4%)
    Other Securities............................              203,035,875            1.5%
                                                           --------------           -----

FINLAND -- (1.0%)
    Other Securities............................              146,499,413            1.1%
                                                           --------------           -----

FRANCE -- (9.5%)
#   AXA SA...................................... 2,859,375     81,774,218            0.6%
    BNP Paribas SA.............................. 2,405,711    185,719,103            1.4%
    Engie SA.................................... 5,673,142     99,515,295            0.7%
    Orange SA................................... 6,230,588    113,269,720            0.8%
#   Peugeot SA.................................. 3,133,702     77,162,951            0.6%
    Renault SA.................................. 1,007,824    109,229,481            0.8%
    Societe Generale SA......................... 1,362,535     74,569,829            0.6%
#   Total SA.................................... 6,569,447    412,900,822            3.1%
    Other Securities............................              203,036,038            1.5%
                                                           --------------           -----
TOTAL FRANCE....................................            1,357,177,457           10.1%
                                                           --------------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG................. 1,225,665    136,271,744            1.0%
    Daimler AG.................................. 3,375,856    265,403,214            2.0%
    RWE AG...................................... 3,077,276     73,552,210            0.5%
    Other Securities............................              452,725,601            3.4%
                                                           --------------           -----
TOTAL GERMANY...................................              927,952,769            6.9%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 7,657,984     90,554,557            0.7%
    Other Securities............................              268,619,568            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              359,174,125            2.7%
                                                           --------------           -----

IRELAND -- (0.2%)
    Other Securities............................               33,112,899            0.2%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   40,711,469            0.3%
                                                      --------------           -----

ITALY -- (1.8%)
#   UniCredit SpA.........................  4,747,111    102,916,952            0.8%
    Other Securities......................               158,283,451            1.1%
                                                      --------------           -----
TOTAL ITALY...............................               261,200,403            1.9%
                                                      --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 10,604,000     77,393,891            0.6%
    Honda Motor Co., Ltd..................  4,474,100    153,846,114            1.1%
    Mitsubishi Corp.......................  2,342,100     64,584,694            0.5%
#   Mitsubishi UFJ Financial Group, Inc... 12,800,606     85,781,239            0.6%
    Mizuho Financial Group, Inc........... 33,555,400     60,709,660            0.5%
    Nissan Motor Co., Ltd.................  6,443,700     67,790,734            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    118,958,037            0.9%
    Toyota Motor Corp.....................  5,457,190    357,840,739            2.7%
    Other Securities......................             2,084,028,371           15.5%
                                                      --------------           -----
TOTAL JAPAN...............................             3,070,933,479           22.9%
                                                      --------------           -----

NETHERLANDS -- (3.6%)
*   ArcelorMittal.........................  1,780,735     60,355,602            0.5%
    ING Groep NV..........................  5,655,087     95,291,100            0.7%
#   Koninklijke Ahold Delhaize NV.........  4,888,298    117,927,633            0.9%
    Koninklijke DSM NV....................    656,841     67,886,329            0.5%
    Other Securities......................               171,679,129            1.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               513,139,793            3.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                20,081,392            0.2%
                                                      --------------           -----

NORWAY -- (0.7%)
    Other Securities......................               103,076,050            0.8%
                                                      --------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................                 5,196,727            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................               123,478,766            0.9%
                                                      --------------           -----

SPAIN -- (2.5%)
#   Banco Santander SA.................... 30,929,715    199,834,457            1.5%
    Repsol SA.............................  6,302,748    120,274,102            0.9%
    Other Securities......................                38,205,058            0.3%
                                                      --------------           -----
TOTAL SPAIN...............................               358,313,617            2.7%
                                                      --------------           -----

SWEDEN -- (2.4%)
    Nordea Bank AB........................  7,285,616     74,099,452            0.6%
    Other Securities......................               262,761,933            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               336,861,385            2.5%
                                                      --------------           -----

SWITZERLAND -- (6.9%)
    Cie Financiere Richemont SA...........    863,598     82,092,467            0.6%
    Novartis AG...........................  2,466,298    189,841,544            1.4%
#   Swatch Group AG (The).................    139,269     66,873,827            0.5%
    Swiss Re AG...........................    692,371     65,961,648            0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     Percentage
                                                         Shares        Value++     of Net Assets**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,568,514 $    59,897,119            0.5%
      Zurich Insurance Group AG.......................     429,441     137,178,664            1.0%
      Other Securities................................                 385,461,627            2.9%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 987,306,896            7.4%
                                                                   ---------------          ------

UNITED KINGDOM -- (15.6%)
#     Anglo American P.L.C............................   5,924,428     139,397,348            1.0%
      BP P.L.C. Sponsored ADR.........................   8,549,806     381,235,850            2.8%
      Glencore P.L.C..................................  16,161,461      77,849,658            0.6%
      HSBC Holdings P.L.C.............................  16,748,580     166,748,482            1.3%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,762,772     138,856,920            1.0%
      Lloyds Banking Group P.L.C...................... 175,809,723     155,933,876            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,259,405     227,832,383            1.7%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,591,667     260,108,524            1.9%
      Vodafone Group P.L.C............................  58,351,986     170,283,365            1.3%
      Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     117,969,429            0.9%
      Other Securities................................                 393,702,731            2.9%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,229,918,566           16.6%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              13,008,703,027           97.0%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...................................     652,333     134,533,773            1.0%
      Other Securities................................                  34,501,288            0.3%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 169,035,061            1.3%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 169,035,061            1.3%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................              13,177,738,088
                                                                   ---------------

                                                                       Value+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund..................  94,025,959   1,087,880,349            8.1%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,070,115,739)............................               $14,265,618,437          106.4%
                                                                   ===============          ======

At April 30, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           Unrealized
                          Number of Expiration   Notional      Market     Appreciation
Description               Contracts    Date       Value        Value     (Depreciation)
-----------               --------- ---------- ------------ ------------ --------------
Long Position contracts:
MSCI EAFE Index Future...     92     06/15/18  $  9,315,658 $  9,321,900   $     6,242
S&P 500(R) Emini Index...    784     06/15/18   105,455,996  103,762,400   (1,693,596)
                                               ------------ ------------  ------------
Total futures contracts..                      $114,771,654 $113,084,300  $(1,687,354)
                                               ============ ============  ============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Australia................... $    4,556,253  $   680,171,960   --    $   684,728,213
  Austria.....................             --        7,304,994   --          7,304,994
  Belgium.....................             --      144,540,784   --        144,540,784
  Canada......................  1,094,957,955               --   --      1,094,957,955
  Denmark.....................             --      203,035,875   --        203,035,875
  Finland.....................      2,263,361      144,236,052   --        146,499,413
  France......................             --    1,357,177,457   --      1,357,177,457
  Germany.....................     77,629,919      850,322,850   --        927,952,769
  Hong Kong...................             --      359,174,125   --        359,174,125
  Ireland.....................      7,026,350       26,086,549   --         33,112,899
  Israel......................             --       40,711,469   --         40,711,469
  Italy.......................     39,948,100      221,252,303   --        261,200,403
  Japan.......................     74,745,755    2,996,187,724   --      3,070,933,479
  Netherlands.................     49,423,303      463,716,490   --        513,139,793
  New Zealand.................             --       20,081,392   --         20,081,392
  Norway......................        287,960      102,788,090   --        103,076,050
  Portugal....................             --        5,196,727   --          5,196,727
  Singapore...................             --      123,478,766   --        123,478,766
  Spain.......................        459,204      357,854,413   --        358,313,617
  Sweden......................        705,997      336,155,388   --        336,861,385
  Switzerland.................     57,868,765      929,438,131   --        987,306,896
  United Kingdom..............  1,221,085,825    1,008,832,741   --      2,229,918,566
Preferred Stocks
  Germany.....................             --      169,035,061   --        169,035,061
Securities Lending Collateral.             --    1,087,880,349   --      1,087,880,349
Futures Contracts**...........     (1,687,354)              --   --         (1,687,354)
                               --------------  ---------------   --    ---------------
TOTAL......................... $2,629,271,393  $11,634,659,690   --    $14,263,931,083
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (18.6%)
    Aoyama Trading Co., Ltd...............   315,300 $   12,143,526            0.3%
    HIS Co., Ltd..........................   282,100     10,294,918            0.2%
    Wacoal Holdings Corp..................   361,700     10,950,759            0.3%
    Other Securities......................              831,441,555           18.7%
                                                     --------------           -----
Total Consumer Discretionary..............              864,830,758           19.5%
                                                     --------------           -----
Consumer Staples -- (8.2%)
    Megmilk Snow Brand Co., Ltd...........   358,200     10,783,752            0.2%
    Morinaga Milk Industry Co., Ltd.......   262,300     11,520,934            0.3%
    Nippon Suisan Kaisha, Ltd............. 2,033,400     11,020,177            0.3%
#   Sapporo Holdings, Ltd.................   439,100     12,563,724            0.3%
    Takara Holdings, Inc..................   930,900     11,229,578            0.3%
    Other Securities......................              325,530,582            7.2%
                                                     --------------           -----
Total Consumer Staples....................              382,648,747            8.6%
                                                     --------------           -----
Energy -- (0.8%)
    Other Securities......................               39,099,899            0.9%
                                                     --------------           -----
Financials -- (8.1%)
    77 Bank, Ltd. (The)...................   496,152     12,258,679            0.3%
    Hokuhoku Financial Group, Inc.........   705,600     10,438,321            0.2%
    Nishi-Nippon Financial Holdings, Inc..   861,100     10,340,057            0.2%
    Tokai Tokyo Financial Holdings, Inc... 1,447,500     10,484,771            0.2%
    Other Securities......................              334,757,668            7.6%
                                                     --------------           -----
Total Financials..........................              378,279,496            8.5%
                                                     --------------           -----
Health Care -- (4.7%)
    Miraca Holdings, Inc..................   300,200     11,686,763            0.3%
    Sawai Pharmaceutical Co., Ltd.........   282,700     12,217,051            0.3%
    Ship Healthcare Holdings, Inc.........   303,400     10,534,977            0.2%
    Other Securities......................              183,892,596            4.1%
                                                     --------------           -----
Total Health Care.........................              218,331,387            4.9%
                                                     --------------           -----
Industrials -- (27.2%)
    GS Yuasa Corp......................... 2,274,000     12,240,868            0.3%
    Hanwa Co., Ltd........................   244,200     10,669,600            0.3%
    Japan Steel Works, Ltd. (The).........   410,300     13,439,428            0.3%
#*  Kawasaki Kisen Kaisha, Ltd............   531,800     12,297,994            0.3%
    Kokuyo Co., Ltd.......................   558,125     10,080,496            0.2%
    Maeda Corp............................   885,600     10,929,941            0.3%
    Nagase & Co., Ltd.....................   623,200     10,642,476            0.3%
    Nichias Corp..........................   800,000     10,133,152            0.2%
    Nikkon Holdings Co., Ltd..............   392,500     10,443,629            0.2%
    Nishi-Nippon Railroad Co., Ltd........   441,200     12,251,255            0.3%
    Nisshinbo Holdings, Inc...............   980,380     13,815,979            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,921,500     15,142,998            0.4%
    Pilot Corp............................   221,600     12,097,686            0.3%
    TechnoPro Holdings, Inc...............   241,800     14,068,468            0.3%
    Ushio, Inc............................   746,200     10,518,755            0.2%
    Other Securities......................            1,087,036,531           24.3%
                                                     --------------           -----
Total Industrials.........................            1,265,809,256           28.5%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
Information Technology -- (12.9%)
      Amano Corp............................    436,200 $   10,811,606            0.3%
      Citizen Watch Co., Ltd................  1,505,500     11,217,204            0.3%
      Ibiden Co., Ltd.......................    633,978     10,469,488            0.2%
      Nihon Unisys, Ltd.....................    497,075     10,316,778            0.2%
      Taiyo Yuden Co., Ltd..................    773,000     13,708,734            0.3%
      Tokyo Seimitsu Co., Ltd...............    265,700     10,091,658            0.2%
      Topcon Corp...........................    567,800     11,269,655            0.3%
      Other Securities......................               523,928,176           11.7%
                                                        --------------          ------
Total Information Technology................               601,813,299           13.5%
                                                        --------------          ------
Materials -- (10.3%)
      ADEKA Corp............................    580,700     10,311,777            0.2%
      Fuji Seal International, Inc..........    277,600     10,357,959            0.2%
      Nippon Light Metal Holdings Co., Ltd..  4,026,200     10,762,124            0.2%
#     Nippon Paper Industries Co., Ltd......    700,500     13,416,101            0.3%
      NOF Corp..............................    449,100     13,400,373            0.3%
      Rengo Co., Ltd........................  1,205,500     10,363,112            0.2%
      Sumitomo Bakelite Co., Ltd............  1,249,000     11,265,667            0.3%
#     Sumitomo Osaka Cement Co., Ltd........  2,623,000     12,008,178            0.3%
      Tokuyama Corp.........................    462,998     13,790,562            0.3%
      Toyobo Co., Ltd.......................    586,200     11,418,851            0.3%
      Other Securities......................               364,467,755            8.2%
                                                        --------------          ------
Total Materials.............................               481,562,459           10.8%
                                                        --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp......................  1,702,800     14,768,257            0.3%
      Other Securities......................                75,823,997            1.7%
                                                        --------------          ------
Total Real Estate...........................                90,592,254            2.0%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 6,470,744            0.2%
                                                        --------------          ------
Utilities -- (1.3%)
#*    Hokuriku Electric Power Co............  1,293,400     13,198,577            0.3%
      Nippon Gas Co., Ltd...................    254,700     12,505,163            0.3%
      Other Securities......................                34,430,273            0.8%
                                                        --------------          ------
Total Utilities.............................                60,134,013            1.4%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             4,389,572,312           98.8%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             4,389,572,312
                                                        --------------

                                                           Value+
                                                 -         ------             -
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund........ 23,599,833    273,050,068            6.1%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,525,312,761)...................              $4,662,622,380          104.9%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  864,830,758   --    $  864,830,758
  Consumer Staples............         --    382,648,747   --       382,648,747
  Energy......................         --     39,099,899   --        39,099,899
  Financials.................. $7,018,645    371,260,851   --       378,279,496
  Health Care.................         --    218,331,387   --       218,331,387
  Industrials.................         --  1,265,809,256   --     1,265,809,256
  Information Technology......         --    601,813,299   --       601,813,299
  Materials...................         --    481,562,459   --       481,562,459
  Real Estate.................         --     90,592,254   --        90,592,254
  Telecommunication Services..         --      6,470,744   --         6,470,744
  Utilities...................         --     60,134,013   --        60,134,013
Securities Lending Collateral.         --    273,050,068   --       273,050,068
                               ---------- --------------   --    --------------
TOTAL......................... $7,018,645 $4,655,603,735   --    $4,662,622,380
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (51.6%)
#   Adelaide Brighton, Ltd.......................  3,364,087 $   16,230,411            0.8%
    ALS, Ltd.....................................  2,475,697     14,448,074            0.7%
    Altium, Ltd..................................    756,548     11,489,185            0.6%
    Ansell, Ltd..................................    966,611     18,885,588            1.0%
    Beach Energy, Ltd............................ 16,720,311     19,719,954            1.0%
#   carsales.com, Ltd............................  1,702,940     18,278,249            0.9%
    Cleanaway Waste Management, Ltd.............. 13,779,656     16,363,957            0.8%
    CSR, Ltd.....................................  3,680,857     15,530,958            0.8%
    Downer EDI, Ltd..............................  4,034,426     20,764,288            1.1%
    DuluxGroup, Ltd..............................  3,101,823     18,034,478            0.9%
    Fairfax Media, Ltd........................... 19,821,806     10,609,859            0.5%
#   Healthscope, Ltd.............................  8,543,532     15,565,749            0.8%
    Iluka Resources, Ltd.........................  1,760,123     15,451,894            0.8%
#   Independence Group NL........................  3,049,253     11,730,613            0.6%
#   IOOF Holdings, Ltd...........................  2,368,404     15,905,535            0.8%
#   JB Hi-Fi, Ltd................................    962,791     18,562,184            0.9%
    Link Administration Holdings, Ltd............  2,142,675     13,332,454            0.7%
    Macquarie Atlas Roads Group..................  3,516,909     17,004,838            0.9%
#   Metcash, Ltd.................................  6,611,120     17,844,135            0.9%
    Mineral Resources, Ltd.......................  1,168,088     15,641,803            0.8%
#   Monadelphous Group, Ltd......................    813,595      9,840,232            0.5%
    nib holdings, Ltd............................  2,972,376     12,425,083            0.6%
    Northern Star Resources, Ltd.................  4,806,957     22,941,083            1.2%
    Nufarm, Ltd..................................  1,720,608     11,760,789            0.6%
    Orora, Ltd...................................  7,096,268     17,797,679            0.9%
    OZ Minerals, Ltd.............................  2,198,276     15,170,239            0.8%
#   Perpetual, Ltd...............................    356,426     10,752,872            0.5%
    Primary Health Care, Ltd.....................  3,326,526      9,483,692            0.5%
    Regis Resources, Ltd.........................  3,227,165     11,388,171            0.6%
*   Saracen Mineral Holdings, Ltd................  7,247,386     10,187,827            0.5%
    Sims Metal Management, Ltd...................  1,382,214     16,705,016            0.9%
    Sirtex Medical, Ltd..........................    549,789     11,498,229            0.6%
    Spark Infrastructure Group...................  9,880,226     17,420,897            0.9%
    St Barbara, Ltd..............................  4,165,437     13,288,919            0.7%
    Steadfast Group, Ltd.........................  4,895,617     10,080,408            0.5%
    WorleyParsons, Ltd...........................  1,474,136     17,967,912            0.9%
    Other Securities.............................               578,745,404           29.2%
                                                             --------------           -----
TOTAL AUSTRALIA..................................             1,118,848,658           56.7%
                                                             --------------           -----

CANADA -- (0.0%)
    Other Securities.............................                   103,199            0.0%
                                                             --------------           -----

CHINA -- (0.0%)
    Other Securities.............................                   157,406            0.0%
                                                             --------------           -----

HONG KONG -- (24.2%)
    Dah Sing Financial Holdings, Ltd.............  1,526,544     10,193,764            0.5%
#   Haitong International Securities Group, Ltd.. 17,520,259     10,213,217            0.5%
    Hopewell Holdings, Ltd.......................  3,604,500     12,786,298            0.7%
#   IGG, Inc.....................................  7,730,000     11,625,114            0.6%
    Luk Fook Holdings International, Ltd.........  3,329,000     13,914,340            0.7%
#   Man Wah Holdings, Ltd........................ 13,457,600      9,952,949            0.5%
    NagaCorp, Ltd................................ 12,782,000     13,214,612            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
HONG KONG -- (Continued)
      Orient Overseas International, Ltd...  1,123,000 $   10,677,992            0.6%
      Vitasoy International Holdings, Ltd..  5,663,000     15,017,627            0.8%
#     VTech Holdings, Ltd..................    961,000     11,701,390            0.6%
      Other Securities.....................               405,251,111           20.4%
                                                       --------------          ------
TOTAL HONG KONG............................               524,548,414           26.6%
                                                       --------------          ------

NEW ZEALAND -- (5.3%)
*     a2 Milk Co., Ltd.....................  1,446,358     12,291,996            0.6%
      SKYCITY Entertainment Group, Ltd.....  4,994,656     14,191,767            0.7%
      Other Securities.....................                88,385,662            4.5%
                                                       --------------          ------
TOTAL NEW ZEALAND..........................               114,869,425            5.8%
                                                       --------------          ------

SINGAPORE -- (9.5%)
#     Singapore Post, Ltd.................. 10,888,300     10,963,590            0.6%
#     Singapore Press Holdings, Ltd........  6,191,500     12,651,933            0.7%
      Other Securities.....................               182,634,843            9.2%
                                                       --------------          ------
TOTAL SINGAPORE............................               206,250,366           10.5%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             1,964,777,468           99.6%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                     3,946            0.0%
                                                       --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.....................                    38,864            0.0%
                                                       --------------          ------
TOTAL RIGHTS/WARRANTS......................                    42,810            0.0%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             1,964,820,278
                                                       --------------

                                                          Value+
                                                          ------

SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund....... 17,704,883    204,845,502           10.4%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,735,021)..................              $2,169,665,780          110.0%
                                                       ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $ 99,886 $1,118,748,772   --    $1,118,848,658
   Canada......................  103,199             --   --           103,199
   China.......................       --        157,406   --           157,406
   Hong Kong...................  128,772    524,419,642   --       524,548,414
   New Zealand.................       --    114,869,425   --       114,869,425
   Singapore...................  469,566    205,780,800   --       206,250,366
 Rights/Warrants
   Hong Kong...................       --          3,946   --             3,946
   Singapore...................       --         38,864   --            38,864
 Securities Lending Collateral.       --    204,845,502   --       204,845,502
                                -------- --------------   --    --------------
 TOTAL......................... $801,423 $2,168,864,357   --    $2,169,665,780
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (22.9%)
    B&M European Value Retail SA.......  2,954,304 $ 16,463,263            0.7%
    Bellway P.L.C......................    675,617   30,785,368            1.3%
    Bovis Homes Group P.L.C............    921,633   15,681,182            0.7%
    Cineworld Group P.L.C..............  6,296,220   22,477,551            0.9%
    GVC Holdings P.L.C.................  2,345,568   28,711,150            1.2%
    Inchcape P.L.C.....................  2,461,419   24,590,456            1.0%
#*  Ocado Group P.L.C..................  2,765,277   20,440,094            0.8%
    Playtech P.L.C.....................  1,474,852   16,450,648            0.7%
    SSP Group P.L.C....................  2,417,539   21,633,485            0.9%
#   UBM P.L.C..........................  2,225,114   29,624,081            1.2%
    WH Smith P.L.C.....................    673,112   18,041,546            0.7%
    William Hill P.L.C.................  5,282,292   21,246,242            0.9%
    Other Securities...................             302,609,280           12.4%
                                                   ------------           -----
Total Consumer Discretionary...........             568,754,346           23.4%
                                                   ------------           -----
Consumer Staples -- (4.3%)
    Tate & Lyle P.L.C..................  2,817,200   22,249,665            0.9%
    Tesco P.L.C........................  5,861,451   18,984,864            0.8%
    Other Securities...................              65,870,184            2.7%
                                                   ------------           -----
Total Consumer Staples.................             107,104,713            4.4%
                                                   ------------           -----
Energy -- (4.8%)
    John Wood Group P.L.C..............  3,309,790   25,799,665            1.1%
*   Tullow Oil P.L.C...................  8,835,314   27,649,865            1.1%
    Other Securities...................              65,352,825            2.7%
                                                   ------------           -----
Total Energy...........................             118,802,355            4.9%
                                                   ------------           -----
Financials -- (15.5%)
    Beazley P.L.C......................  3,286,678   26,695,454            1.1%
    Close Brothers Group P.L.C.........    915,384   19,273,549            0.8%
    Hiscox, Ltd........................  1,587,870   32,469,620            1.3%
    IG Group Holdings P.L.C............  2,208,193   25,214,234            1.0%
    Intermediate Capital Group P.L.C...  1,629,822   24,284,252            1.0%
    Man Group P.L.C.................... 10,116,211   25,125,124            1.0%
    NEX Group P.L.C....................  1,743,102   23,653,967            1.0%
    Phoenix Group Holdings.............  2,255,130   24,360,281            1.0%
    TP ICAP P.L.C......................  3,202,107   20,742,675            0.9%
    Other Securities...................             162,692,366            6.7%
                                                   ------------           -----
Total Financials.......................             384,511,522           15.8%
                                                   ------------           -----
Health Care -- (3.5%)
*   BTG P.L.C..........................  1,825,868   17,117,430            0.7%
*   Indivior P.L.C.....................  4,027,574   24,941,106            1.0%
    Other Securities...................              44,708,861            1.9%
                                                   ------------           -----
Total Health Care......................              86,767,397            3.6%
                                                   ------------           -----
Industrials -- (25.3%)
    Babcock International Group P.L.C..  1,882,719   19,003,545            0.8%
    Balfour Beatty P.L.C...............  4,202,276   16,970,478            0.7%
    BBA Aviation P.L.C.................  6,343,089   27,801,029            1.1%
*   Cobham P.L.C....................... 12,959,557   20,467,992            0.8%
    Hays P.L.C.........................  8,695,434   21,428,303            0.9%
    HomeServe P.L.C....................  1,540,342   15,656,085            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C........... 3,999,301 $   26,175,263            1.1%
      IMI P.L.C............................ 1,419,616     21,277,233            0.9%
      Meggitt P.L.C........................ 4,445,188     28,797,493            1.2%
      Melrose Industries P.L.C............. 8,100,948     25,401,717            1.0%
      Rotork P.L.C......................... 4,717,139     21,273,445            0.9%
      Spirax-Sarco Engineering P.L.C.......   250,249     19,837,162            0.8%
      Travis Perkins P.L.C................. 1,220,434     21,252,306            0.9%
      Other Securities.....................              342,734,866           14.1%
                                                      --------------          ------
Total Industrials..........................              628,076,917           25.8%
                                                      --------------          ------
Information Technology -- (9.0%)
      Auto Trader Group P.L.C.............. 5,234,600     25,435,555            1.0%
      Electrocomponents P.L.C.............. 2,859,505     23,905,253            1.0%
      Halma P.L.C.......................... 1,169,892     19,629,613            0.8%
      Rightmove P.L.C......................   329,562     20,668,224            0.9%
      Spectris P.L.C.......................   627,408     23,149,499            1.0%
      Other Securities.....................              111,204,181            4.5%
                                                      --------------          ------
Total Information Technology...............              223,992,325            9.2%
                                                      --------------          ------
Materials -- (6.8%)
*     KAZ Minerals P.L.C................... 1,451,372     18,338,051            0.8%
      RPC Group P.L.C...................... 2,358,548     25,592,298            1.1%
      Victrex P.L.C........................   539,936     19,440,693            0.8%
      Other Securities.....................              106,464,211            4.3%
                                                      --------------          ------
Total Materials............................              169,835,253            7.0%
                                                      --------------          ------
Real Estate -- (2.5%)
      Capital & Counties Properties P.L.C.. 4,280,670     16,941,983            0.7%
      Other Securities.....................               45,290,342            1.9%
                                                      --------------          ------
Total Real Estate..........................               62,232,325            2.6%
                                                      --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities.....................               21,469,248            0.9%
                                                      --------------          ------
Utilities -- (1.5%)
      Pennon Group P.L.C................... 2,281,292     21,675,055            0.9%
      Other Securities.....................               15,444,635            0.6%
                                                      --------------          ------
Total Utilities............................               37,119,690            1.5%
                                                      --------------          ------
TOTAL COMMON STOCKS........................            2,408,666,091           99.1%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES................            2,408,666,091
                                                      --------------

                                                         Value+
                                               -         ------             -
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund....... 6,488,674     75,073,955            3.1%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,060,140,625)..................             $2,483,740,046          102.2%
                                                      ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......      --   $568,754,346   --      $568,754,346
    Consumer Staples............ $22,516    107,082,197   --       107,104,713
    Energy......................      --    118,802,355   --       118,802,355
    Financials..................      --    384,511,522   --       384,511,522
    Health Care.................      --     86,767,397   --        86,767,397
    Industrials.................      --    628,076,917   --       628,076,917
    Information Technology......      --    223,992,325   --       223,992,325
    Materials...................      --    169,835,253   --       169,835,253
    Real Estate.................      --     62,232,325   --        62,232,325
    Telecommunication Services..      --     21,469,248   --        21,469,248
    Utilities...................      --     37,119,690   --        37,119,690
  Securities Lending Collateral.      --     75,073,955   --        75,073,955
                                 ------- --------------   --    --------------
  TOTAL......................... $22,516 $2,483,717,530   --    $2,483,740,046
                                 ======= ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (88.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $188,663,585            3.1%
                                              ------------           -----
     BELGIUM -- (4.1%)
     *   Ablynx NV.................   382,567   20,622,770            0.3%
         Ackermans & van Haaren NV.   144,400   26,056,350            0.4%
     #   Umicore SA................   703,600   39,133,206            0.6%
         Other Securities..........            195,503,315            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            281,315,641            4.6%
                                              ------------           -----

     DENMARK -- (4.3%)
     #   Ambu A.S. Class B.........   919,394   21,321,851            0.4%
     #   GN Store Nord A.S.........   927,706   32,593,996            0.5%
         Jyske Bank A.S............   434,014   25,988,575            0.4%
         Topdanmark A.S............   491,266   23,104,078            0.4%
         Other Securities..........            193,956,718            3.1%
                                              ------------           -----
     TOTAL DENMARK.................            296,965,218            4.8%
                                              ------------           -----

     FINLAND -- (6.0%)
         Amer Sports Oyj...........   814,164   24,904,626            0.4%
         Elisa Oyj.................   834,271   36,876,820            0.6%
     #   Huhtamaki Oyj.............   626,788   25,494,491            0.4%
     #   Kesko Oyj Class B.........   466,452   27,389,954            0.4%
         Metso Oyj.................   757,257   26,913,175            0.4%
         Nokian Renkaat Oyj........   811,148   32,455,519            0.5%
         Other Securities..........            236,783,611            3.9%
                                              ------------           -----
     TOTAL FINLAND.................            410,818,196            6.6%
                                              ------------           -----

     FRANCE -- (12.0%)
         Altran Technologies SA.... 1,370,725   21,158,074            0.4%
     #   Edenred................... 1,178,862   40,612,334            0.7%
         Euronext NV...............   291,850   20,921,019            0.3%
         Ingenico Group SA.........   301,300   26,355,632            0.4%
         Lagardere SCA.............   768,346   21,975,546            0.4%
         Orpea.....................   178,098   22,822,558            0.4%
         Rexel SA.................. 1,773,993   27,499,995            0.5%
     #   Rubis SCA.................   579,892   45,119,200            0.7%
         Teleperformance...........   159,146   25,575,132            0.4%
     *   Ubisoft Entertainment SA..   328,788   31,415,035            0.5%
         Other Securities..........            537,174,059            8.6%
                                              ------------           -----
     TOTAL FRANCE..................            820,628,584           13.3%
                                              ------------           -----

     GERMANY -- (14.2%)
         Aareal Bank AG............   425,534   21,284,786            0.3%
         Aurubis AG................   242,477   21,668,776            0.4%
         Freenet AG................   889,655   28,241,073            0.5%
         Hugo Boss AG..............   332,465   31,167,160            0.5%
     #   K+S AG.................... 1,279,181   37,569,097            0.6%
         Lanxess AG................   482,578   35,746,624            0.6%
         LEG Immobilien AG.........   360,131   41,524,226            0.7%
         Rheinmetall AG............   272,395   35,596,925            0.6%
         Siltronic AG..............   142,539   22,824,292            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Other Securities.....................            $693,392,516           11.1%
                                                     ------------           -----
TOTAL GERMANY............................             969,015,475           15.7%
                                                     ------------           -----

IRELAND -- (1.2%)
    Kingspan Group P.L.C.................    708,796   32,086,423            0.5%
    Other Securities.....................              48,075,296            0.8%
                                                     ------------           -----
TOTAL IRELAND............................              80,161,719            1.3%
                                                     ------------           -----

ISRAEL -- (2.1%)
    Other Securities.....................             145,089,682            2.4%
                                                     ------------           -----

ITALY -- (10.5%)
    A2A SpA.............................. 10,221,563   20,552,947            0.3%
#*  Banco BPM SpA........................  9,509,050   34,492,565            0.6%
    FinecoBank Banca Fineco SpA..........  2,273,171   27,068,385            0.5%
    Moncler SpA..........................    473,723   21,351,584            0.4%
    Prysmian SpA.........................  1,022,877   30,069,544            0.5%
#   Unione di Banche Italiane SpA........  6,849,336   35,278,999            0.6%
    Other Securities.....................             547,736,548            8.7%
                                                     ------------           -----
TOTAL ITALY..............................             716,550,572           11.6%
                                                     ------------           -----

NETHERLANDS -- (5.7%)
    Aalberts Industries NV...............    666,015   32,792,511            0.5%
#   Koninklijke Vopak NV.................    448,556   22,120,611            0.4%
    Other Securities.....................             335,568,484            5.4%
                                                     ------------           -----
TOTAL NETHERLANDS........................             390,481,606            6.3%
                                                     ------------           -----

NORWAY -- (2.2%)
    Other Securities.....................             148,234,073            2.4%
                                                     ------------           -----

PORTUGAL -- (1.1%)
*   Banco Comercial Portugues SA Class R. 67,440,721   22,576,043            0.3%
    Other Securities.....................              51,786,897            0.9%
                                                     ------------           -----
TOTAL PORTUGAL...........................              74,362,940            1.2%
                                                     ------------           -----

SPAIN -- (5.7%)
    Cellnex Telecom SA...................    909,420   24,389,943            0.4%
    Enagas SA............................  1,074,890   31,242,704            0.5%
    Other Securities.....................             335,547,233            5.4%
                                                     ------------           -----
TOTAL SPAIN..............................             391,179,880            6.3%
                                                     ------------           -----

SWEDEN -- (6.6%)
    Other Securities.....................             447,338,307            7.2%
                                                     ------------           -----

SWITZERLAND -- (10.1%)
#   ams AG...............................    316,689   26,119,536            0.4%
    Georg Fischer AG.....................     25,509   31,709,139            0.5%
    Helvetia Holding AG..................     43,900   26,077,101            0.4%
    PSP Swiss Property AG................    253,922   23,725,683            0.4%
    Temenos Group AG.....................    177,013   22,273,170            0.4%
    VAT Group AG.........................    139,293   20,543,121            0.3%
    Other Securities.....................             537,486,469            8.7%
                                                     ------------           -----
TOTAL SWITZERLAND........................             687,934,219           11.1%
                                                     ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------

UNITED KINGDOM -- (0.1%)
      Other Securities...............            $    5,991,571            0.1%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             6,054,731,268           98.0%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                47,892,061            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                47,892,061            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ISRAEL -- (0.0%)
      Other Securities...............                     8,942            0.0%
                                                 --------------          ------

NORWAY -- (0.0%)
      Other Securities...............                       219            0.0%
                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............                    27,315            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS                                    36,476            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             6,102,659,805
                                                 --------------

                                                    Value+
                                                    ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund. 62,244,594    720,169,955           11.6%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,135,530,755)............              $6,822,829,760          110.4%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1     Level 2    Level 3    Total
                          ----------- ------------ ------- ------------
        Common Stocks
          Austria........          -- $188,663,585   --    $188,663,585
          Belgium........ $ 7,612,207  273,703,434   --     281,315,641
          Denmark........          --  296,965,218   --     296,965,218
          Finland........          --  410,818,196   --     410,818,196
          France.........          --  820,628,584   --     820,628,584
          Germany........          --  969,015,475   --     969,015,475
          Ireland........          --   80,161,719   --      80,161,719
          Israel.........          --  145,089,682   --     145,089,682
          Italy..........          --  716,550,572   --     716,550,572
          Netherlands....  13,950,141  376,531,465   --     390,481,606
          Norway.........     555,976  147,678,097   --     148,234,073
          Portugal.......          --   74,362,940   --      74,362,940
          Spain..........          --  391,179,880   --     391,179,880
          Sweden.........          --  447,338,307   --     447,338,307
          Switzerland....          --  687,934,219   --     687,934,219
          United Kingdom.          --    5,991,571   --       5,991,571
        Preferred Stocks
          Germany........          --   47,892,061   --      47,892,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Rights/Warrants
  Israel......................          -- $        8,942   --    $        8,942
  Norway......................          --            219   --               219
  Spain.......................          --         27,315   --            27,315
Securities Lending Collateral.          --    720,169,955   --       720,169,955
                               ----------- --------------   --    --------------
TOTAL......................... $22,118,324 $6,800,711,436   --    $6,822,829,760
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (6.4%)
#   Enercare, Inc............................   615,359 $  8,320,131            0.7%
*   Great Canadian Gaming Corp...............   343,338    9,797,815            0.8%
*   Stars Group, Inc. (The)..................   292,985    9,113,923            0.8%
    Other Securities.........................             60,742,551            5.1%
                                                        ------------           -----
Total Consumer Discretionary.................             87,974,420            7.4%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   883,470   12,633,287            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,968,619            0.7%
    Premium Brands Holdings Corp.............   142,762   13,410,588            1.1%
    Other Securities.........................             23,519,696            2.0%
                                                        ------------           -----
Total Consumer Staples.......................             57,532,190            4.9%
                                                        ------------           -----
Energy -- (19.4%)
    Enerplus Corp............................ 1,226,018   14,227,710            1.2%
#   Gibson Energy, Inc.......................   814,301   10,508,951            0.9%
*   Gran Tierra Energy, Inc.................. 2,733,152    9,004,426            0.8%
#*  Kelt Exploration, Ltd.................... 1,174,340    7,426,801            0.6%
*   MEG Energy Corp.......................... 1,516,583    7,843,071            0.7%
    Mullen Group, Ltd........................   651,427    7,382,112            0.6%
*   NuVista Energy, Ltd...................... 1,310,626    8,605,146            0.7%
*   Parex Resources, Inc.....................   879,102   15,124,704            1.3%
#   Parkland Fuel Corp.......................   465,525   10,808,287            0.9%
    Whitecap Resources, Inc.................. 1,866,514   13,519,670            1.1%
    Other Securities.........................            160,925,270           13.7%
                                                        ------------           -----
Total Energy.................................            265,376,148           22.5%
                                                        ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank....................   601,480   15,960,453            1.3%
#   Genworth MI Canada, Inc..................   313,480   10,132,342            0.9%
#   Laurentian Bank of Canada................   268,259   10,302,466            0.9%
    TMX Group, Ltd...........................   188,458   11,366,632            1.0%
    Other Securities.........................             49,316,888            4.1%
                                                        ------------           -----
Total Financials.............................             97,078,781            8.2%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,685,127            1.6%
                                                        ------------           -----
Industrials -- (10.4%)
#   Maxar Technologies, Ltd..................   184,215    8,335,910            0.7%
    New Flyer Industries, Inc................   240,620   11,051,335            0.9%
    Russel Metals, Inc.......................   396,906    9,020,380            0.8%
    Stantec, Inc.............................   356,516    9,071,520            0.8%
    TFI International, Inc...................   526,553   15,243,565            1.3%
    Toromont Industries, Ltd.................   213,413    9,346,324            0.8%
    Transcontinental, Inc. Class A...........   431,276    9,082,677            0.8%
    Other Securities.........................             71,157,866            5.9%
                                                        ------------           -----
Total Industrials............................            142,309,577           12.0%
                                                        ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
Information Technology -- (4.1%)
*     Celestica, Inc......................    755,063 $    8,691,796            0.8%
*     Descartes Systems Group, Inc. (The).    493,188     14,577,269            1.2%
      Other Securities....................                32,909,635            2.8%
                                                      --------------          ------
Total Information Technology..............                56,178,700            4.8%
                                                      --------------          ------
Materials -- (24.9%)
      Alamos Gold, Inc. Class A...........  2,373,124     12,827,195            1.1%
*     B2Gold Corp.........................  4,734,158     13,605,704            1.2%
*     Canfor Corp.........................    476,770     10,950,541            0.9%
*     Centerra Gold, Inc..................  1,552,135      9,477,581            0.8%
*     Detour Gold Corp....................  1,073,245      7,757,088            0.7%
      HudBay Minerals, Inc................  1,655,086     11,562,850            1.0%
*     IAMGOLD Corp........................  3,203,040     17,512,630            1.5%
*     Interfor Corp.......................    467,908      8,749,929            0.7%
      Kirkland Lake Gold, Ltd.............    798,455     13,929,975            1.2%
*     New Gold, Inc.......................  3,603,151      8,446,968            0.7%
      OceanaGold Corp.....................  3,704,860      9,983,890            0.8%
      Pan American Silver Corp............  1,044,715     16,843,024            1.4%
*     SSR Mining, Inc.....................    735,305      7,530,870            0.6%
      Stella-Jones, Inc...................    269,206      9,755,952            0.8%
#     Tahoe Resources, Inc................  1,771,325      8,925,949            0.8%
      Yamana Gold, Inc....................  3,815,269     10,964,868            0.9%
      Other Securities....................               162,556,886           13.8%
                                                      --------------          ------
Total Materials...........................               341,381,900           28.9%
                                                      --------------          ------
Real Estate -- (3.4%)
      Colliers International Group, Inc...    193,437     13,138,861            1.1%
      FirstService Corp...................    184,286     12,917,746            1.1%
      Other Securities....................                20,670,867            1.8%
                                                      --------------          ------
Total Real Estate.........................                46,727,474            4.0%
                                                      --------------          ------
Utilities -- (4.7%)
      Capital Power Corp..................    617,409     11,723,534            1.0%
#     Superior Plus Corp..................    849,685      8,232,471            0.7%
      TransAlta Corp......................  1,769,559      9,316,733            0.8%
      Other Securities....................                34,487,348            2.9%
                                                      --------------          ------
Total Utilities...........................                63,760,086            5.4%
                                                      --------------          ------
TOTAL COMMON STOCKS.......................             1,177,004,403           99.7%
                                                      --------------          ------
TOTAL INVESTMENT SECURITIES...............             1,177,004,403
                                                      --------------

                                                         Value+
                                                         ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund...... 16,501,424    190,921,477           16.2%
                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,482,580,550).................              $1,367,925,880          115.9%
                                                      ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $   87,967,366 $      7,054   --    $   87,974,420
  Consumer Staples............     57,532,190           --   --        57,532,190
  Energy......................    265,376,139            9   --       265,376,148
  Financials..................     97,078,781           --   --        97,078,781
  Health Care.................     18,685,127           --   --        18,685,127
  Industrials.................    142,309,577           --   --       142,309,577
  Information Technology......     56,178,700           --   --        56,178,700
  Materials...................    341,380,158        1,742   --       341,381,900
  Real Estate.................     46,727,474           --   --        46,727,474
  Utilities...................     63,760,086           --   --        63,760,086
Securities Lending Collateral.             --  190,921,477   --       190,921,477
                               -------------- ------------   --    --------------
TOTAL......................... $1,176,995,598 $190,930,282   --    $1,367,925,880
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.1%)
    Ambev SA ADR........................................  5,984,451 $   39,617,066            0.6%
*   Petroleo Brasileiro SA..............................  2,706,971     19,031,941            0.3%
    Vale SA.............................................  3,260,013     45,291,394            0.7%
    Vale SA Sponsored ADR...............................  1,665,739     23,053,821            0.4%
    Other Securities....................................               208,234,446            3.3%
                                                                    --------------           -----
TOTAL BRAZIL............................................               335,228,668            5.3%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                91,983,558            1.4%
                                                                    --------------           -----

CHINA -- (16.5%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    524,851     93,706,898            1.5%
*   Baidu, Inc. Sponsored ADR...........................    106,675     26,764,758            0.4%
    Bank of China, Ltd. Class H......................... 38,183,181     20,727,017            0.3%
    China Construction Bank Corp. Class H............... 51,616,590     54,076,560            0.9%
    China Mobile, Ltd. Sponsored ADR....................    902,501     42,832,697            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,763,536            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 44,476,185     39,044,799            0.6%
#   Ping An Insurance Group Co. of China, Ltd. Class H..  3,690,000     36,056,465            0.6%
    Tencent Holdings, Ltd...............................  3,704,000    182,099,318            2.9%
    Other Securities....................................               569,302,297            8.8%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,083,374,345           17.0%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                29,163,315            0.5%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                11,320,543            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,867,478            0.1%
                                                                    --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                16,993,952            0.3%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                29,526,615            0.5%
                                                                    --------------           -----

INDIA -- (11.7%)
    HDFC Bank, Ltd......................................  1,383,984     40,178,293            0.6%
    Hindustan Unilever, Ltd.............................    992,915     22,261,640            0.4%
    Housing Development Finance Corp., Ltd..............  1,536,141     43,194,699            0.7%
    Infosys, Ltd........................................  1,805,229     32,365,991            0.5%
    ITC, Ltd............................................  4,651,621     19,622,074            0.3%
    Maruti Suzuki India, Ltd............................    138,331     18,190,216            0.3%
    Reliance Industries, Ltd............................  3,162,713     45,461,821            0.7%
    Tata Consultancy Services, Ltd......................    702,461     37,048,009            0.6%
    Other Securities....................................               511,920,870            8.0%
                                                                    --------------           -----
TOTAL INDIA.............................................               770,243,613           12.1%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................               155,146,804            2.4%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
MALAYSIA -- (3.0%)
    Public Bank Bhd..............................  3,656,014 $   22,122,427            0.4%
    Other Securities.............................               173,447,644            2.7%
                                                             --------------           -----
TOTAL MALAYSIA...................................               195,570,071            3.1%
                                                             --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L........ 48,207,854     44,593,821            0.7%
    Grupo Mexico S.A.B. de C.V. Series B.........  6,360,255     21,057,958            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.............  7,198,435     20,014,844            0.3%
    Other Securities.............................               159,968,651            2.5%
                                                             --------------           -----
TOTAL MEXICO.....................................               245,635,274            3.8%
                                                             --------------           -----

PERU -- (0.3%)
    Credicorp, Ltd...............................     78,885     18,339,974            0.3%
    Other Securities.............................                 2,784,756            0.0%
                                                             --------------           -----
TOTAL PERU.......................................                21,124,730            0.3%
                                                             --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.............................                81,363,316            1.3%
                                                             --------------           -----

POLAND -- (1.6%)
    Other Securities.............................               103,007,068            1.6%
                                                             --------------           -----

RUSSIA -- (1.5%)
    Sberbank of Russia PJSC Sponsored ADR........  1,818,206     26,884,454            0.4%
    Other Securities.............................                71,830,889            1.1%
                                                             --------------           -----
TOTAL RUSSIA.....................................                98,715,343            1.5%
                                                             --------------           -----

SOUTH AFRICA -- (8.0%)
    Barclays Africa Group, Ltd...................  2,048,355     30,002,817            0.5%
    FirstRand, Ltd...............................  4,821,116     25,819,616            0.4%
    MTN Group, Ltd...............................  3,210,942     32,227,237            0.5%
    Naspers, Ltd. Class N........................    341,078     83,093,265            1.3%
#   Sasol, Ltd. Sponsored ADR....................    776,248     27,580,091            0.4%
    Standard Bank Group, Ltd.....................  2,064,368     35,405,121            0.6%
    Other Securities.............................               288,655,212            4.5%
                                                             --------------           -----
TOTAL SOUTH AFRICA...............................               522,783,359            8.2%
                                                             --------------           -----

SOUTH KOREA -- (17.4%)
#*  Celltrion, Inc...............................     86,084     21,595,636            0.3%
    Hana Financial Group, Inc....................    480,370     21,344,370            0.3%
#   Hyundai Motor Co.............................    144,321     21,525,156            0.3%
    KB Financial Group, Inc......................    319,263     18,138,931            0.3%
    NAVER Corp...................................     37,790     25,199,972            0.4%
    POSCO........................................     70,065     24,141,643            0.4%
    Samsung Electronics Co., Ltd.................     98,259    243,485,802            3.8%
    Samsung Electronics Co., Ltd. GDR............     52,509     64,281,135            1.0%
    SK Hynix, Inc................................    821,484     64,604,772            1.0%
    Other Securities.............................               634,128,095           10.0%
                                                             --------------           -----
TOTAL SOUTH KOREA................................             1,138,445,512           17.8%
                                                             --------------           -----

TAIWAN -- (14.0%)
    ASE Industrial Holdings Co., Ltd.............  7,079,781     19,215,061            0.3%
    Hon Hai Precision Industry Co., Ltd.......... 17,063,653     47,460,530            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 23,066,808    175,707,670            2.8%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              Percentage
                                                                    Shares      Value++     of Net Assets**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,815,491 $   69,805,629            1.1%
      Other Securities...........................................               609,575,734            9.4%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               921,764,624           14.4%
                                                                             --------------          ------

THAILAND -- (3.0%)
      PTT PCL.................................................... 16,434,000     29,420,817            0.5%
      Other Securities...........................................               168,588,601            2.6%
                                                                             --------------          ------
TOTAL THAILAND...................................................               198,009,418            3.1%
                                                                             --------------          ------

TURKEY -- (1.1%)
      Other Securities...........................................                72,770,566            1.1%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             6,130,038,172           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................  2,718,984     26,831,262            0.4%
      Itau Unibanco Holding SA...................................  4,057,827     59,085,909            0.9%
*     Petroleo Brasileiro SA.....................................  2,860,161     18,753,682            0.3%
      Other Securities...........................................                47,573,680            0.8%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               152,244,533            2.4%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   874,139            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,970,079            0.1%
                                                                             --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                    90,595            0.0%
                                                                             --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   280,119            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               159,459,465            2.5%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
      Other Securities...........................................                    34,866            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             6,289,532,503
                                                                             --------------

                                                                                Value+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 23,593,302    272,974,500            4.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,166,657,005)........................................              $6,562,507,003          102.8%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At April 30, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,273,725 $37,446,500  $(1,827,225)
S&P 500(R) Emini Index.........     54     06/15/18    6,989,630   7,146,900       157,270
                                                     ----------- -----------  ------------
Total futures contracts........                      $46,263,355 $44,593,400  $(1,669,955)
                                                     =========== ===========  ============

Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  335,228,668              --   --    $  335,228,668
  Chile.......................     45,788,299  $   46,195,259   --        91,983,558
  China.......................    270,654,834     812,719,511   --     1,083,374,345
  Colombia....................     29,163,315              --   --        29,163,315
  Czech Republic..............             --      11,320,543   --        11,320,543
  Egypt.......................        660,723       7,206,755   --         7,867,478
  Greece......................             --      16,993,952   --        16,993,952
  Hungary.....................             --      29,526,615   --        29,526,615
  India.......................     30,293,727     739,949,886   --       770,243,613
  Indonesia...................      5,361,928     149,784,876   --       155,146,804
  Malaysia....................             --     195,570,071   --       195,570,071
  Mexico......................    245,635,274              --   --       245,635,274
  Peru........................     21,124,730              --   --        21,124,730
  Philippines.................      1,771,538      79,591,778   --        81,363,316
  Poland......................             --     103,007,068   --       103,007,068
  Russia......................      7,053,643      91,661,700   --        98,715,343
  South Africa................     55,434,585     467,348,774   --       522,783,359
  South Korea.................     29,636,122   1,108,809,390   --     1,138,445,512
  Taiwan......................    101,175,018     820,589,606   --       921,764,624
  Thailand....................    198,009,418              --   --       198,009,418
  Turkey......................        638,699      72,131,867   --        72,770,566
Preferred Stocks
  Brazil......................    152,244,533              --   --       152,244,533
  Chile.......................             --         874,139   --           874,139
  Colombia....................      5,970,079              --   --         5,970,079
  Malaysia....................         90,595              --   --            90,595
  South Korea.................        280,119              --   --           280,119
Rights/Warrants
  Malaysia....................             --          34,866   --            34,866
Securities Lending Collateral.             --     272,974,500   --       272,974,500
Futures Contracts**...........     (1,669,955)             --   --        (1,669,955)
                               --------------  --------------   --    --------------
TOTAL......................... $1,534,545,892  $5,026,291,156   --    $6,560,837,048
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (92.0%)
BRAZIL -- (6.4%)
*   B2W Cia Digital....................................  1,578,484 $   13,021,866            0.2%
    BR Malls Participacoes SA..........................  7,687,922     23,964,406            0.3%
    EDP - Energias do Brasil SA........................  3,335,614     13,225,530            0.2%
    Equatorial Energia SA..............................  1,951,558     39,636,147            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,843,618            0.4%
    Iguatemi Empresa de Shopping Centers SA............  1,216,795     12,399,972            0.2%
    Localiza Rent a Car SA.............................  2,339,234     18,623,326            0.2%
    Qualicorp SA.......................................  2,251,805     15,651,819            0.2%
    Sul America SA.....................................  2,893,754     17,858,801            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,532,218     15,389,050            0.2%
    Via Varejo SA......................................  1,547,219     13,139,348            0.2%
    Other Securities...................................               317,074,309            4.0%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               530,828,192            6.8%
                                                                   --------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............................  5,751,282     12,401,303            0.2%
    Parque Arauco SA...................................  6,109,643     19,078,415            0.3%
    Other Securities...................................               102,734,902            1.2%
                                                                   --------------           -----
TOTAL CHILE............................................               134,214,620            1.7%
                                                                   --------------           -----

CHINA -- (16.2%)
    China Conch Venture Holdings, Ltd..................  5,373,000     16,680,779            0.2%
    China Everbright, Ltd..............................  6,106,000     13,436,651            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     15,464,229            0.2%
    China Medical System Holdings, Ltd.................  5,765,500     14,118,415            0.2%
#   China National Building Material Co., Ltd. Class H. 29,402,450     34,350,703            0.5%
    China Resources Cement Holdings, Ltd............... 17,538,000     18,398,730            0.2%
    CIFI Holdings Group Co., Ltd....................... 19,426,000     15,296,956            0.2%
    Huaneng Renewables Corp., Ltd. Class H............. 29,660,000     13,172,080            0.2%
    Kingboard Chemical Holdings, Ltd...................  3,756,421     15,282,210            0.2%
#*  Kingdee International Software Group Co., Ltd...... 15,099,200     14,657,689            0.2%
    KWG Property Holding, Ltd.......................... 10,848,950     14,613,994            0.2%
    Shenzhen International Holdings, Ltd...............  7,775,367     16,988,384            0.2%
#   SSY Group, Ltd..................................... 13,919,152     14,064,422            0.2%
    Yuexiu Property Co., Ltd........................... 54,806,284     12,330,407            0.2%
    Other Securities...................................             1,110,706,437           14.0%
                                                                   --------------           -----
TOTAL CHINA............................................             1,339,562,086           17.1%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                19,138,493            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                29,630,140            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                   660,612            0.0%
                                                                   --------------           -----

HUNGARY -- (0.1%)
    Other Securities...................................                 7,507,336            0.1%
                                                                   --------------           -----

INDIA -- (13.4%)
    Biocon, Ltd........................................  1,280,367     12,727,828            0.2%
    Federal Bank, Ltd..................................  8,667,989     12,719,189            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDIA -- (Continued)
    IIFL Holdings, Ltd..................................  1,460,861 $   16,736,051            0.2%
    MindTree, Ltd.......................................    861,247     13,930,546            0.2%
    Tata Global Beverages, Ltd..........................  2,778,424     12,344,622            0.2%
    Other Securities....................................             1,040,894,019           13.2%
                                                                    --------------           -----
TOTAL INDIA.............................................             1,109,352,255           14.2%
                                                                    --------------           -----

INDONESIA -- (2.7%)
    Indah Kiat Pulp & Paper Corp. Tbk PT................ 15,829,900     14,945,460            0.2%
    Other Securities....................................               206,540,754            2.6%
                                                                    --------------           -----
TOTAL INDONESIA.........................................               221,486,214            2.8%
                                                                    --------------           -----

MALAYSIA -- (3.1%)
    Other Securities....................................               254,515,726            3.3%
                                                                    --------------           -----

MEXICO -- (2.3%)
#   Alsea S.A.B. de C.V.................................  5,090,080     18,896,552            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..  2,460,734     12,979,936            0.2%
#   Regional S.A.B. de C.V..............................  2,045,326     13,018,659            0.2%
    Other Securities....................................               144,063,228            1.7%
                                                                    --------------           -----
TOTAL MEXICO............................................               188,958,375            2.4%
                                                                    --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                92,272,728            1.2%
                                                                    --------------           -----

POLAND -- (1.1%)
    Other Securities....................................                89,164,781            1.1%
                                                                    --------------           -----

SOUTH AFRICA -- (6.2%)
    AVI, Ltd............................................  3,142,173     28,740,982            0.4%
    Barloworld, Ltd.....................................  2,208,890     29,832,763            0.4%
    Clicks Group, Ltd...................................  2,253,417     38,526,490            0.5%
    Foschini Group, Ltd. (The)..........................  1,107,552     19,055,950            0.3%
    JSE, Ltd............................................    831,201     13,043,960            0.2%
    Pick n Pay Stores, Ltd..............................  2,687,210     17,396,231            0.2%
    SPAR Group, Ltd. (The)..............................  1,306,934     22,142,969            0.3%
    Truworths International, Ltd........................  1,797,580     14,696,255            0.2%
    Other Securities....................................               331,732,560            4.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               515,168,160            6.6%
                                                                    --------------           -----

SOUTH KOREA -- (16.5%)
#   Cosmax, Inc.........................................     86,687     12,656,309            0.2%
    Fila Korea, Ltd.....................................    101,983     12,387,329            0.2%
    Other Securities....................................             1,342,540,647           17.1%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,367,584,285           17.5%
                                                                    --------------           -----

TAIWAN -- (16.0%)
*   Macronix International..............................  8,930,820     14,187,462            0.2%
    Walsin Technology Corp..............................  2,159,793     13,576,606            0.2%
    Other Securities....................................             1,295,870,244           16.5%
                                                                    --------------           -----
TOTAL TAIWAN............................................             1,323,634,312           16.9%
                                                                    --------------           -----

THAILAND -- (3.3%)
    Other Securities....................................               275,864,290            3.5%
                                                                    --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------

TURKEY -- (1.5%)
      Other Securities...............................            $  127,874,059            1.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             7,627,416,664           97.4%
                                                                 --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
      Cia Energetica de Minas Gerais.................  6,467,029     15,617,454            0.2%
      Usinas Siderurgicas de Minas Gerais SA Class A.  4,124,699     12,833,758            0.2%
      Other Securities...............................                81,019,411            1.0%
                                                                 --------------          ------
TOTAL BRAZIL.........................................               109,470,623            1.4%
                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................                 1,711,091            0.0%
                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................                 3,703,646            0.1%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................               114,885,360            1.5%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...............................                   607,922            0.0%
                                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............................                   135,341            0.0%
                                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............................                    11,812            0.0%
                                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............................                   136,457            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   891,532            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             7,743,193,556
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 47,054,399    544,419,393            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,029,209,424)............................              $8,287,612,949          105.9%
                                                                 ==============          ======

At April 30, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,381,028 $37,446,500  $(1,934,528)
S&P 500(R) Emini Index.........    107     06/15/18   14,770,707  14,161,450     (609,257)
                                                     ----------- -----------  ------------
Total futures contracts........                      $54,151,735 $51,607,950  $(2,543,785)
                                                     =========== ===========  ============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------  -------------- ------- --------------
Common Stocks
  Brazil...................... $  530,828,192              --   --    $  530,828,192
  Chile.......................        630,711  $  133,583,909   --       134,214,620
  China.......................     64,649,621   1,274,912,465   --     1,339,562,086
  Colombia....................     19,138,493              --   --        19,138,493
  Greece......................             --      29,630,140   --        29,630,140
  Hong Kong...................          2,081         658,531   --           660,612
  Hungary.....................             --       7,507,336   --         7,507,336
  India.......................        825,665   1,108,526,590   --     1,109,352,255
  Indonesia...................      1,101,770     220,384,444   --       221,486,214
  Malaysia....................             --     254,515,726   --       254,515,726
  Mexico......................    188,930,114          28,261   --       188,958,375
  Philippines.................             --      92,272,728   --        92,272,728
  Poland......................             --      89,164,781   --        89,164,781
  South Africa................      7,263,561     507,904,599   --       515,168,160
  South Korea.................             --   1,367,584,285   --     1,367,584,285
  Taiwan......................         83,171   1,323,551,141   --     1,323,634,312
  Thailand....................    275,502,166         362,124   --       275,864,290
  Turkey......................             --     127,874,059   --       127,874,059
Preferred Stocks
  Brazil......................    109,470,623              --   --       109,470,623
  Chile.......................             --       1,711,091   --         1,711,091
  Colombia....................      3,703,646              --   --         3,703,646
Rights/Warrants
  Indonesia...................             --         607,922   --           607,922
  Malaysia....................             --         135,341   --           135,341
  Taiwan......................             --          11,812   --            11,812
  Thailand....................             --         136,457   --           136,457
Securities Lending Collateral.             --     544,419,393   --       544,419,393
Futures Contracts**...........     (2,543,785)             --   --        (2,543,785)
                               --------------  --------------   --    --------------
TOTAL......................... $1,199,586,029  $7,085,483,135   --    $8,285,069,164
                               ==============  ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                The Japanese   The Asia
                                                                   The U.S. Large    The DFA       Small     Pacific Small
                                                                     Cap Value    International   Company       Company
                                                                      Series*     Value Series*   Series*       Series*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,160,315, $1,077,124,
 $335,897 and $321,847 of securities on loan,
 respectively)....................................................  $28,598,793    $13,177,738   $4,389,572   $1,964,820
Temporary Cash Investments at Value & Cost........................      272,827             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $631,384, $1,087,839, $273,047 and
 $204,847)........................................................      631,407      1,087,880      273,050      204,846
Segregated Cash for Futures Contracts.............................        8,729          4,961           --           --
Foreign Currencies at Value.......................................           --        126,795       10,733        4,470
Cash..............................................................           --         40,636        8,408          783
Receivables:
  Investment Securities Sold......................................       21,567         44,997        7,050        2,314
  Dividends, Interest and Tax Reclaims............................       30,837         77,607       36,635        3,374
  Securities Lending Income.......................................          198          1,163        1,202          682
Unrealized Gain on Foreign Currency Contracts.....................           --              4           --            7
Prepaid Expenses and Other Assets.................................           26             14            4            2
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   29,564,384     14,561,795    4,726,654    2,181,298
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      631,403      1,087,898      273,083      204,846
  Investment Securities Purchased.................................       76,946         61,664        8,698        2,880
  Due to Advisor..................................................        2,385          2,190          366          163
  Futures Margin Variation........................................        1,836            995           --           --
Unrealized Loss on Foreign Currency Contracts.....................           --              2           --            9
Accrued Expenses and Other Liabilities............................        1,373          1,056          504          213
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      713,943      1,153,805      282,651      208,111
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $28,850,441    $13,407,990   $4,444,003   $1,973,187
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $19,687,331    $10,982,277   $3,252,265   $1,855,888
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $   129,029   $   10,745   $    4,548
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                   The
                                                  The United   Continental The Canadian
                                                 Kingdom Small    Small       Small     The Emerging The Emerging
                                                    Company      Company     Company      Markets    Markets Small
                                                    Series*      Series*     Series*      Series*     Cap Series*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $70,044,
 $791,835, $186,345, $418,132 and
 $1,075,660 of securities on loan,
 respectively)..................................  $2,408,666   $6,102,660   $1,177,004   $6,289,533   $7,743,194
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $75,072,
 $720,155, $190,918, $272,961 and
 $544,414)......................................      75,074      720,170      190,921      272,974      544,419
Segregated Cash for Futures Contracts...........          --           --           --        2,003        2,311
Foreign Currencies at Value.....................       3,659       11,587        1,936       29,077       74,667
Cash............................................       2,976       12,213          971       49,849        6,788
Receivables:
  Investment Securities Sold....................       2,748       47,319        1,938        6,795        9,076
  Dividends, Interest and Tax Reclaims..........      15,401       19,265          839        5,645        8,644
  Securities Lending Income.....................          67        2,214          391          584        5,330
Unrealized Gain on Foreign Currency
 Contracts......................................          --           --           --           --            1
Prepaid Expenses and Other Assets...............           2            5            1            6            7
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,508,593    6,915,433    1,374,001    6,656,466    8,394,437
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      75,078      720,230      190,909      272,984      544,408
  Investment Securities Purchased...............       3,832       11,356        2,549           34       17,768
  Due to Advisor................................         199          511           96          526        1,297
  Futures Margin Variation......................          --           --           --          375          439
Unrealized Loss on Foreign Currency
 Contracts......................................          --            1           --           --           13
Accrued Expenses and Other Liabilities..........         163          651           93        1,386        2,094
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      79,272      732,749      193,647      275,305      566,019
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,429,321   $6,182,684   $1,180,354   $6,381,161   $7,828,418
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,985,069   $4,415,376   $1,291,663   $3,893,696   $6,484,795
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    3,663   $   11,800   $    1,937   $   29,392   $   76,186
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                               The U.S.       The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                             Value Series# Value Series#   Series#       Series#
                                                             ------------- ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $22,518,
   $4,689 and $559, respectively)...........................  $  320,493     $205,749      $ 42,243      $25,554
  Non Cash Income...........................................          --       12,718            --        6,858
  Income from Securities Lending............................       1,222        4,583         7,025        3,466
                                                              ----------     --------      --------      -------
     Total Investment Income................................     321,715      223,050        49,268       35,878
                                                              ----------     --------      --------      -------
Expenses
  Investment Management Fees................................      14,450       13,103         2,116          963
  Accounting & Transfer Agent Fees..........................         598          277            90           45
  Custodian Fees............................................         130          515           356          179
  Directors'/Trustees' Fees & Expenses......................         111           51            16            7
  Professional Fees.........................................         175           87            27           13
  Other.....................................................         285          181            57           28
                                                              ----------     --------      --------      -------
     Total Expenses.........................................      15,749       14,214         2,662        1,235
                                                              ----------     --------      --------      -------
  Fees Paid Indirectly (Note C).............................          --         (183)          (17)          (7)
                                                              ----------     --------      --------      -------
  Net Expenses..............................................      15,749       14,031         2,645        1,228
                                                              ----------     --------      --------      -------
  Net Investment Income (Loss)..............................     305,966      209,019        46,623       34,650
                                                              ----------     --------      --------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     577,939      356,134       106,917        8,134
    Affiliated Investment Companies Shares Sold.............         (38)        (139)         (132)         (65)
    Futures.................................................      21,852        5,965            --          (70)
    Foreign Currency Transactions...........................          --        1,833          (578)        (136)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     121,705       77,200        96,597       28,127
    Affiliated Investment Companies Shares..................         (14)          55            73           39
    Futures.................................................     (14,899)      (4,571)           --           --
    Translation of Foreign Currency Denominated Amounts.....          --       (1,219)         (713)         (18)
                                                              ----------     --------      --------      -------
  Net Realized and Unrealized Gain (Loss)...................     706,545      435,258       202,164       36,011
                                                              ----------     --------      --------      -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,012,511     $644,277      $248,787      $70,661
                                                              ==========     ========      ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                     Series#     Series#     Series#      Series#      Series#
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $43, $9,589, $1,795, $5,166 and $5,517,
   respectively)...................................  $ 39,151   $ 60,298     $ 10,262     $ 53,281     $ 53,398
  Income from Securities Lending...................       567      8,943        2,695        2,654       28,523
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    39,718     69,241       12,957       55,935       81,921
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Management Fees.......................     1,176      3,031          586        3,243        7,689
  Accounting & Transfer Agent Fees.................        51        130           24          139          164
  Custodian Fees...................................        60        439           41        1,326        1,820
  Directors'/Trustees' Fees & Expenses.............         9         23            5           26           29
  Professional Fees................................        16         39            8           57           81
  Other............................................        32         86           18          102          105
                                                     --------   --------     --------     --------     --------
     Total Expenses................................     1,344      3,748          682        4,893        9,888
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)....................        (8)       (46)          (6)         (85)         (53)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................     1,336      3,702          676        4,808        9,835
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    38,382     65,539       12,281       51,127       72,086
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    66,080    160,869       15,485       85,707      241,330
    Affiliated Investment Companies Shares
     Sold..........................................       (10)      (115)         (18)         (22)         (17)
    Futures........................................        --        161           --        2,701        4,060
    Foreign Currency Transactions..................       398       (114)          82        1,008          (77)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................     4,292    (23,983)     (20,928)     132,049      144,158
    Affiliated Investment Companies Shares.........        --         81           (4)           9          (30)
    Futures........................................        --         --           --       (2,333)      (3,676)
    Translation of Foreign Currency Denominated
     Amounts.......................................      (318)      (569)          14          (43)         (79)
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........    70,442    136,330       (5,369)     219,076      385,669
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $108,824   $201,869     $  6,912     $270,203     $457,755
                                                     ========   ========     ========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        The U.S. Large Cap Value  The DFA International Value   The Japanese Small
                                                 Series                    Series                 Company Series
                                        ------------------------  --------------------------  ----------------------
                                        Six Months       Year     Six Months        Year      Six Months     Year
                                           Ended        Ended        Ended         Ended         Ended      Ended
                                         April 30,     Oct. 31,    April 30,      Oct. 31,     April 30,   Oct. 31,
                                           2018          2017        2018           2017         2018        2017
                                        -----------  -----------  -----------   -----------   ----------- ----------
                                        (Unaudited)               (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......... $   305,966  $   540,980  $   209,019   $   373,063   $   46,623  $   65,529
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     577,939    1,415,252      356,134       133,582      106,917     174,661
    Affiliated Investment Companies
     Shares Sold.......................         (38)          (4)        (139)           55         (132)         70
    Futures............................      21,852       22,013        5,965        16,570           --          --
    Foreign Currency
     Transactions......................          --           --        1,833        (2,679)        (578)     (2,843)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     121,705    3,199,777       77,200     2,126,222       96,597     616,328
    Affiliated Investment Companies
     Shares............................         (14)         (95)          55           (73)          73        (116)
    Futures............................     (14,899)      11,932       (4,571)        3,736           --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --       (1,219)        1,069         (713)        489
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................   1,012,511    5,189,855      644,277     2,651,545      248,787     854,118
                                        -----------  -----------  -----------   -----------   ----------  ----------
Transactions in Interest:
  Contributions........................   1,218,206    2,626,519      401,774       995,812      309,788     195,960
  Withdrawals..........................  (1,056,822)  (1,056,396)    (370,211)     (644,747)    (103,621)   (193,623)
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     161,384    1,570,123       31,563       351,065      206,167       2,337
                                        -----------  -----------  -----------   -----------   ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,173,895    6,759,978      675,840     3,002,610      454,954     856,455
Net Assets
  Beginning of Period..................  27,676,546   20,916,568   12,732,150     9,729,540    3,989,049   3,132,594
                                        -----------  -----------  -----------   -----------   ----------  ----------
  End of Period........................ $28,850,441  $27,676,546  $13,407,990   $12,732,150   $4,444,003  $3,989,049
                                        ===========  ===========  ===========   ===========   ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018         2017        2018        2017
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   34,650  $   63,045  $   38,382   $   68,684  $   65,539  $  114,873
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      8,134      57,205      66,080       68,209     160,869     217,209
    Affiliated Investment Companies
     Shares Sold..........................        (65)         63         (10)           2        (115)         32
    Futures...............................        (70)         --          --           --         161          --
    Foreign Currency Transactions.........       (136)       (697)        398          330        (114)        992
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,127     131,297       4,292      383,963     (23,983)  1,106,864
    Affiliated Investment Companies
     Shares...............................         39         (85)         --           (8)         81        (119)
    Translation of Foreign Currency
     Denominated Amounts..................        (18)         (7)       (318)         206        (569)        303
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     70,661     250,821     108,824      521,386     201,869   1,440,154
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    162,182     110,964      33,320      158,197     332,232     303,976
  Withdrawals.............................    (75,361)   (101,816)    (42,735)     (33,136)   (102,476)   (140,996)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     86,821       9,148      (9,415)     125,061     229,756     162,980
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    157,482     259,969      99,409      646,447     431,625   1,603,134
Net Assets
  Beginning of Period.....................  1,815,705   1,555,736   2,329,912    1,683,465   5,751,059   4,147,925
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,973,187  $1,815,705  $2,429,321   $2,329,912  $6,182,684  $5,751,059
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small     The Emerging Markets    The Emerging Markets
                                               Company Series              Series             Small Cap Series
                                           ----------------------  ----------------------  ----------------------
                                           Six Months     Year     Six Months     Year     Six Months     Year
                                              Ended      Ended        Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2018        2017        2018        2017        2018        2017
                                           ----------- ----------  ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   12,281  $   24,738  $   51,127  $  128,502  $   72,086  $  176,036
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     15,485     (39,064)     85,707      (7,795)    241,330     173,946
    Affiliated Investment Companies
     Shares Sold..........................        (18)         21         (22)         (8)        (17)         23
    Futures...............................         --          --       2,701       8,355       4,060       9,284
    Foreign Currency Transactions.........         82         (26)      1,008         (35)        (77)         79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (20,928)    137,860     132,049   1,213,036     144,158     923,325
    Affiliated Investment Companies
     Shares...............................         (4)        (28)          9         (19)        (30)        (73)
    Futures...............................         --          --      (2,333)        929      (3,676)        843
    Translation of Foreign Currency
     Denominated Amounts..................         14          (7)        (43)        (69)        (79)       (193)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      6,912     123,494     270,203   1,342,896     457,755   1,283,270
                                           ----------  ----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     17,823     269,073     299,372     738,457     351,521     959,649
  Withdrawals.............................    (34,603)   (135,609)   (911,621)   (355,877)   (234,315)   (505,109)
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (16,780)    133,464    (612,249)    382,580     117,206     454,540
                                           ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     (9,868)    256,958    (342,046)  1,725,476     574,961   1,737,810
Net Assets
  Beginning of Period.....................  1,190,222     933,264   6,723,207   4,997,731   7,253,457   5,515,647
                                           ----------  ----------  ----------  ----------  ----------  ----------
  End of Period........................... $1,180,354  $1,190,222  $6,381,161  $6,723,207  $7,828,418  $7,253,457
                                           ==========  ==========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The U.S. Large Cap Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        3.67%(D)       24.31%        4.75%         1.32%        15.67%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $28,850,441     $27,676,546  $20,916,568   $19,094,057   $18,376,682
Ratio of Expenses to Average Net Assets..................        0.11%(E)        0.11%        0.11%         0.11%         0.11%
Ratio of Net Investment Income to Average Net Assets.....        2.12%(E)        2.19%        2.39%         2.20%         1.90%
Portfolio Turnover Rate..................................           6%(D)          15%          15%           16%           15%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  The DFA International Value Series
                                                          ----------------------------------------------------------------------
                                                            Six Months        Year         Year          Year          Year
                                                               Ended         Ended        Ended         Ended         Ended
                                                             April 30,      Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                               2018           2017         2016          2015          2014
                                                          -----------------------------------------------------------------------
                                                            (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................        5.08%(D)       26.53%       (0.10)%       (5.35)%       (0.72)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $13,407,990     $12,732,150  $ 9,729,540   $ 9,227,905   $ 9,343,666
Ratio of Expenses to Average Net Assets..................        0.21%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%(E)        0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.19%(E)        3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate..................................          10%(D)          17%          17%           21%           17%
---------------------------------------------------------------------------------------------------------------------------------

                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       35.68%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $14,838,988
Ratio of Expenses to Average Net Assets..................        0.11%
Ratio of Net Investment Income to Average Net Assets.....        1.98%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------


                                                          -------------
                                                              Year
                                                             Ended
                                                            Oct. 31,
                                                              2013
                                                          ------------

----------------------------------------------------------------------
Total Return.............................................       28.18%
----------------------------------------------------------------------
Net Assets, End of Period (thousands).................... $ 8,792,130
Ratio of Expenses to Average Net Assets..................        0.22%
Ratio of Expenses to Average Net Assets (Excluding (Fees
 Paid Indirectly)).......................................        0.22%
Ratio of Net Investment Income to Average Net Assets.....        3.20%
Portfolio Turnover Rate..................................          15%
----------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Japanese Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.25%(D)      27.10%      14.53%       9.04%        2.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,444,003     $3,989,049  $3,132,594  $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.20%(E)       1.90%       1.99%       1.69%        1.71%
Portfolio Turnover Rate.......................................          6%(D)         13%         10%          6%           9%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Asia Pacific Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.97%(D)      16.21%      16.69%     (11.83)%      (3.46)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,973,187     $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets.......................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%(E)       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets..........       3.60%(E)       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate.......................................          8%(D)         14%         10%          7%           7%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      30.62%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,281,624
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       1.87%
Portfolio Turnover Rate.......................................         16%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      10.97%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,265,498
Ratio of Expenses to Average Net Assets.......................       0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%
Ratio of Net Investment Income to Average Net Assets..........       4.64%
Portfolio Turnover Rate.......................................          9%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                 The United Kingdom Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.68%(D)      29.87%     (15.82)%       9.95%       1.22%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,429,321     $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.......................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.11%(E)       0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets..........       3.26%(E)       3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.......................................          6%(D)          9%         15%          10%          8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                   The Continental Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year         Year        Year         Year
                                                                   Ended        Ended        Ended       Ended        Ended
                                                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                                                   2018          2017         2016        2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       3.51%(D)      34.27%       6.10%        9.81%      (2.25)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,182,684     $5,751,085  $4,147,925   $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.13%        0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.13%       0.13%        0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.16%(E)       2.33%       2.49%        2.44%       2.40%
Portfolio Turnover Rate.......................................          6%(D)         13%          9%          14%         13%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      37.42%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.29%
Portfolio Turnover Rate.......................................         17%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................      43.67%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.14%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.67%
Portfolio Turnover Rate.......................................         13%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    The Canadian Small Company Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       0.45%(D)      12.10%      20.77%     (25.00)%      (3.83)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $1,180,354     $1,190,222  $  933,264  $  623,132   $  849,429
Ratio of Expenses to Average Net Assets.......................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.12%(E)       0.12%       0.12%       0.12%        0.12%
Ratio of Net Investment Income to Average Net Assets..........       2.09%(E)       2.14%       2.52%       2.73%        2.42%
Portfolio Turnover Rate.......................................          9%(D)         22%          8%         18%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       The Emerging Markets Series
                                                               ----------------------------------------------------------------
                                                                Six Months       Year        Year         Year         Year
                                                                   Ended        Ended       Ended        Ended        Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                                   2018          2017        2016         2015         2014
                                                               -----------------------------------------------------------------
                                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       4.42%(D)      25.26%      11.44%     (14.86)%       1.74%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $6,381,161     $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets.......................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.15%(E)       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..........       1.58%(E)       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate.......................................          5%(D)          8%          5%          9%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       5.71%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $  741,204
Ratio of Expenses to Average Net Assets.......................       0.13%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.13%
Ratio of Net Investment Income to Average Net Assets..........       2.99%
Portfolio Turnover Rate.......................................         14%
--------------------------------------------------------------------------


                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       6.99%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $3,766,160
Ratio of Expenses to Average Net Assets.......................       0.16%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.16%
Ratio of Net Investment Income to Average Net Assets..........       2.38%
Portfolio Turnover Rate.......................................          4%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                  The Emerging Markets Small Cap Series
                                                               ---------------------------------------------------------------
                                                                Six Months       Year        Year         Year        Year
                                                                   Ended        Ended       Ended        Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2018          2017        2016         2015        2014
                                                               ----------------------------------------------------------------
                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..................................................       6.27%(D)      21.55%      14.45%      (9.42)%       5.60%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $7,828,418     $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......................       0.26%(E)       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.26%(E)       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets..........       1.88%(E)       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................................          7%(D)         15%         18%         18%           9%
-------------------------------------------------------------------------------------------------------------------------------

                                                               ------------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2013
                                                               -----------

--------------------------------------------------------------------------
Total Return..................................................       9.41%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $4,091,523
Ratio of Expenses to Average Net Assets.......................       0.29%
Ratio of Expenses to Average Net Assets (Excluding (Fees Paid
 Indirectly)).................................................       0.29%
Ratio of Net Investment Income to Average Net Assets..........       2.37%
Portfolio Turnover Rate.......................................         11%
--------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2018, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $183
              The Japanese Small Company Series.......      17
              The Asia Pacific Small Company Series...       7
              The United Kingdom Small Company Series.       8
              The Continental Small Company Series....      46
              The Canadian Small Company Series.......       6
              The Emerging Markets Series.............      85
              The Emerging Markets Small Cap Series...      53

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $652
                 The DFA International Value Series......  392
                 The Japanese Small Company Series.......   99
                 The Asia Pacific Small Company Series...   50
                 The United Kingdom Small Company Series.   64
                 The Continental Small Company Series....  129
                 The Canadian Small Company Series.......   31

                  The Emerging Markets Series........... $161
                  The Emerging Markets Small Cap Series.  144

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,176,121 $1,607,330
         The DFA International Value Series......  1,499,991  1,347,535
         The Japanese Small Company Series.......    502,519    261,864
         The Asia Pacific Small Company Series...    268,467    147,506
         The United Kingdom Small Company Series.    187,781    147,491
         The Continental Small Company Series....    595,328    343,964
         The Canadian Small Company Series.......    117,488    104,770
         The Emerging Markets Series.............    342,805    893,878
         The Emerging Markets Small Cap Series...    726,676    547,606

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $522,421  $2,517,135 $2,408,097    $ (38)        $(14)     $  631,407    54,572      $4,585

The DFA International
 Value Series
DFA Short Term
 Investment Fund......  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $593,861  $3,705,546 $3,211,443    $(139)        $ 55      $1,087,880    94,026      $6,824

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $399,385  $  709,510 $  835,786    $(132)        $ 73      $  273,050    23,600      $3,136

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $257,951  $  272,557 $  325,636    $ (65)        $ 39      $  204,846    17,705      $1,773

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554
                        --------  ---------- ----------    -----         ----      ----------    ------      ------
Total.................  $ 53,700  $  258,299 $  236,915    $ (10)        $ --      $   75,074     6,489      $  554

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The U.S. Large Cap
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The DFA International
 Value Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Japanese Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Asia Pacific
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The United Kingdom
 Small Company
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

                                                        Net Realized
                                                        Gain/(Loss)                                         Dividend
                                                        on Sales of    Change in                           Income from
                                                         Affiliated   Unrealized                           Affiliated
                       Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                        10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $470,885  $1,106,444  $857,125     $(115)        $ 81       $720,170     62,245      $4,176

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $212,919  $  401,106  $423,082     $ (18)        $ (4)      $190,921     16,501      $1,512

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $202,669  $  936,105  $865,787     $ (22)        $  9       $272,974     23,593      $1,948

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264
                        --------  ----------  --------     -----         ----       --------     ------      ------
Total.................  $584,551  $  439,190  $479,275     $ (17)        $(30)      $544,419     47,054      $4,264

                       Capital Gain
                       Distributions
                           from
                        Affiliated
                        Investment
                         Companies
                       -------------
The Continental Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Canadian Small
 Company Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

The Emerging Markets
 Small Cap Series
DFA Short Term
 Investment Fund......      --
                            --
Total.................      --

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $20,772,833  $9,324,903   $(601,549)    $8,723,354
The DFA International Value Series......  12,176,736   2,525,492    (438,297)     2,087,195
The Japanese Small Company Series.......   3,525,313   1,333,694    (196,385)     1,137,309
The Asia Pacific Small Company Series...   2,060,735     462,783    (353,852)       108,931
The United Kingdom Small Company Series.   2,060,141     664,558    (240,959)       423,599
The Continental Small Company Series....   5,135,531   2,112,853    (425,554)     1,687,299
The Canadian Small Company Series.......   1,482,581     201,987    (316,642)      (114,655)
The Emerging Markets Series.............   4,229,544   2,569,546    (238,253)     2,331,293
The Emerging Markets Small Cap Series...   7,079,407   2,098,490    (892,828)     1,205,662

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Series had no outstanding forward currency contracts.

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




The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                        Futures
                                                        -------
                 The U.S. Large Cap Value Series....... 197,143
                 The DFA International Value Series.... 105,057
                 The Asia Pacific Small Company Series.   1,169
                 The Emerging Markets Series...........  47,171
                 The Emerging Markets Small Cap Series.  49,079

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                Asset Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The DFA International Value Series....    $     6       $     6
        The Emerging Markets Series...........        157           157

                                               Liability Derivatives Value
                                               --------------------------
                                                Total Value
                                                     at          Equity
                                               April 30, 2018  Contracts*
                                               --------------  ----------
        The U.S. Large Cap Value Series.......    $(6,839)      $(6,839)
        The DFA International Value Series....     (1,694)       (1,694)
        The Emerging Markets Series...........     (1,827)       (1,827)
        The Emerging Markets Small Cap Series.     (2,544)       (2,544)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2018:

                                        Location of Gain (Loss)
              Derivative Type           on Derivatives
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                      Derivatives
                                                  --------------------
                                                              Equity
                                                   Total     Contracts
                                                   -------   ---------
           The U.S. Large Cap Value Series....... $21,852     $21,852
           The DFA International Value Series....   5,965       5,965
           The Asia Pacific Small Company Series.     (70)        (70)*
           The Continental Small Company Series..     161         161*
           The Emerging Markets Series...........   2,701       2,701
           The Emerging Markets Small Cap Series.   4,060       4,060

                                                  Change in Unrealized
                                                  Appreciation (Depreciation)
                                                    on Derivatives
                                                  --------------------------
                                                                 Equity
                                                    Total       Contracts
                                                    --------    ---------
           The U.S. Large Cap Value Series....... $(14,899)     $(14,899)
           The DFA International Value Series....   (4,571)       (4,571)
           The Emerging Markets Series...........   (2,333)       (2,333)
           The Emerging Markets Small Cap Series.   (3,676)       (3,676)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.     1.95%       $ 2,738          6        $ 1       $  4,310
The Asia Pacific Small Company
  Series..........................     2.13%         2,039         12          1          8,338
The United Kingdom Small Company
  Series..........................     2.17%         2,955          1         --          2,955
The Canadian Small Company Series.     2.17%           103          3         --            225
The Emerging Markets Series.......     2.01%        24,676          8         11        117,083
The Emerging Markets Small Cap
  Series..........................     1.99%         2,946          6          1          5,012

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2018.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

 Portfolio                              Purchases  Sales  Realized Gain (Loss)
 ---------                              --------- ------- --------------------
 The U.S. Large Cap Value Series....... $217,124  $63,445       $(6,312)
 The DFA International Value Series....   65,940   42,328         8,941
 The Japanese Small Company Series.....   57,689    6,013         2,585
 The Asia Pacific Small Company Series.   25,214   27,668         6,599
 The Continental Small Company Series..   35,178   12,904         5,559
 The Canadian Small Company Series.....   21,416    5,453           606
 The Emerging Markets Series...........    3,611    2,284            73
 The Emerging Markets Small Cap Series.   11,171    3,655         1,954

J. Securities Lending:

   As of April 30, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $563,472
                The DFA International Value Series....   46,750
                The Japanese Small Company Series.....   81,683
                The Asia Pacific Small Company Series.  146,034
                The Continental Small Company Series..  118,443
                The Canadian Small Company Series.....    7,225
                The Emerging Markets Series...........  165,940
                The Emerging Markets Small Cap Series.  603,672

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                       Remaining Contractual Maturity of the Agreements
                                                     As of April 30, 2018
                                 ------------------------------------------------------------
                                 Overnight and             Between
                                  Continuous    <30 days 30 & 90 days >90 days     Total
                                 -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks................... $  631,406,902    --         --         --    $  631,406,902
The DFA International Value
  Series
Common Stocks...................  1,087,880,349    --         --         --     1,087,880,349
The Japanese Small Company
  Series
Common Stocks...................    273,050,068    --         --         --       273,050,068
The Asia Pacific Small Company
  Series
Common Stocks...................    204,845,502    --         --         --       204,845,502
The United Kingdom Small
  Company Series
Common Stocks...................     75,073,955    --         --         --        75,073,955
The Continental Small Company
  Series
Common Stocks, Preferred
  Stocks, Rights/Warrants.......    720,169,955    --         --         --       720,169,955
The Canadian Small Company
  Series
Common Stocks...................    190,921,477    --         --         --       190,921,477
The Emerging Markets Series
Common Stocks...................    272,974,500    --         --         --       272,974,500

                                    Remaining Contractual Maturity of the Agreements
                                                  As of April 30, 2018
                                ---------------------------------------------------------
                                Overnight and            Between
                                 Continuous   <30 days 30 & 90 days >90 days    Total
                                ------------- -------- ------------ -------- ------------
The Emerging Markets Small Cap
  Series
Common Stocks.................. $544,419,393     --         --         --    $544,419,393

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second

Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2018
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/17  04/30/18    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,071.60    0.15%    $0.77
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.4%
              Consumer Staples.............................   3.2%
              Energy.......................................  14.9%
              Financials...................................  28.6%
              Health Care..................................   0.6%
              Industrials..................................   9.4%
              Information Technology.......................   7.9%
              Materials....................................  18.1%
              Real Estate..................................   4.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2018
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (6.8%)
#*  Petroleo Brasileiro SA Sponsored ADR................  14,614,044 $  205,911,880            1.0%
    Vale SA.............................................  25,779,178    358,150,437            1.8%
    Vale SA Sponsored ADR...............................  20,975,325    290,298,496            1.4%
    Other Securities....................................                553,050,789            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,407,411,602            7.0%
                                                                     --------------           -----

CHILE -- (1.7%)
    Other Securities....................................                345,989,652            1.7%
                                                                     --------------           -----

CHINA -- (17.1%)
    Bank of China, Ltd. Class H......................... 398,265,817    216,191,056            1.1%
    China Construction Bank Corp. Class H............... 446,135,101    467,397,237            2.3%
    China Mobile, Ltd...................................  15,402,000    146,726,990            0.7%
    China Overseas Land & Investment, Ltd...............  28,630,000     95,928,580            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521    113,099,659            0.6%
    China Petroleum & Chemical Corp. Class H............ 113,421,575    110,456,601            0.6%
    China Resources Land, Ltd...........................  22,442,000     84,285,980            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,768,426     94,961,017            0.5%
    CNOOC, Ltd..........................................  94,498,000    159,863,492            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 506,891,996    444,990,871            2.2%
    PetroChina Co., Ltd. Class H........................ 147,646,000    108,795,781            0.6%
    Other Securities....................................              1,515,164,913            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,557,862,177           17.7%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 40,350,803            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 40,665,071            0.2%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,349,240            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     65,561            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 63,731,408            0.3%
                                                                     --------------           -----

INDIA -- (11.4%)
    Axis Bank, Ltd......................................  11,051,055     85,472,655            0.4%
    Bharti Airtel, Ltd..................................  13,689,037     83,764,411            0.4%
    ICICI Bank, Ltd. Sponsored ADR......................  10,946,768     93,156,995            0.5%
    Larsen & Toubro, Ltd................................   4,214,051     88,344,821            0.5%
    Reliance Industries, Ltd............................  34,030,289    489,161,967            2.4%
    Vedanta, Ltd........................................  19,014,264     84,414,582            0.4%
    Other Securities....................................              1,434,506,606            7.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,358,822,037           11.7%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                502,750,632            2.5%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                583,316,226            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (3.5%)
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,097,422 $  106,076,810            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V..............  18,991,148    118,767,978            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,241,344    129,922,871            0.7%
    Other Securities....................................                372,976,815            1.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                727,744,474            3.6%
                                                                     --------------           -----

PHILIPPINES -- (0.9%)
    Other Securities....................................                189,658,929            0.9%
                                                                     --------------           -----

POLAND -- (1.3%)
    Other Securities....................................                269,523,084            1.3%
                                                                     --------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR..........................  28,411,094    131,102,709            0.7%
    Lukoil PJSC Sponsored ADR(BYZDW2900)................   1,526,223    101,731,481            0.5%
    Lukoil PJSC Sponsored ADR(BYZF386)..................   1,600,191    105,436,585            0.5%
    Other Securities....................................                 36,120,727            0.2%
                                                                     --------------           -----
TOTAL RUSSIA............................................                374,391,502            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (7.0%)
    Barclays Africa Group, Ltd..........................   7,309,742    107,067,795            0.5%
#   MTN Group, Ltd......................................  18,433,110    185,007,454            0.9%
    Sasol, Ltd..........................................   3,950,582    141,222,873            0.7%
    Standard Bank Group, Ltd............................  17,066,487    292,700,255            1.5%
    Other Securities....................................                729,030,620            3.6%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,455,028,997            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (17.3%)
    Hana Financial Group, Inc...........................   3,234,305    143,710,459            0.7%
    Hyundai Mobis Co., Ltd..............................     619,429    143,449,561            0.7%
    Hyundai Motor Co....................................   1,477,708    220,396,859            1.1%
#   KB Financial Group, Inc. ADR........................   2,869,877    161,861,062            0.8%
    LG Electronics, Inc.................................   1,598,413    151,559,589            0.8%
    POSCO...............................................     622,870    214,616,504            1.1%
    POSCO Sponsored ADR.................................   1,500,406    127,309,449            0.7%
    Shinhan Financial Group Co., Ltd....................   3,787,146    168,628,970            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,164,347            0.8%
    Other Securities....................................              2,102,719,099           10.3%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,595,415,899           17.9%
                                                                     --------------           -----

TAIWAN -- (15.2%)
    Cathay Financial Holding Co., Ltd...................  59,491,000    106,712,274            0.5%
#   China Steel Corp.................................... 113,803,320     90,053,315            0.5%
    CTBC Financial Holding Co., Ltd..................... 156,118,073    111,337,628            0.6%
    First Financial Holding Co., Ltd.................... 127,821,158     87,878,011            0.5%
    Fubon Financial Holding Co., Ltd....................  90,265,471    154,431,296            0.8%
    Hon Hai Precision Industry Co., Ltd.................  40,073,240    111,458,974            0.6%
    Mega Financial Holding Co., Ltd..................... 123,127,796    108,698,083            0.6%
#   United Microelectronics Corp........................ 201,966,681    108,914,955            0.6%
    Other Securities....................................              2,267,280,569           10.9%
                                                                     --------------           -----
TOTAL TAIWAN............................................              3,146,765,105           15.6%
                                                                     --------------           -----

THAILAND -- (3.1%)
    PTT PCL............................................. 143,475,500    256,855,695            1.3%
    Other Securities....................................                396,403,372            2.0%
                                                                     --------------           -----
TOTAL THAILAND..........................................                653,259,067            3.3%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -------     ---------------
TURKEY -- (1.2%)
      Other Securities.....................            $   242,515,502            1.2%
                                                       ---------------          ------
TOTAL COMMON STOCKS........................             19,560,616,968           97.1%
                                                       ---------------          ------

PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
*     Petroleo Brasileiro SA............... 12,781,490      83,806,470            0.4%
#*    Petroleo Brasileiro SA Sponsored ADR. 17,627,348     231,799,626            1.2%
      Other Securities.....................                 96,696,336            0.4%
                                                       ---------------          ------
TOTAL BRAZIL...............................                412,302,432            2.0%
                                                       ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                 17,072,504            0.1%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    498,903            0.0%
                                                       ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                  2,391,478            0.0%
                                                       ---------------          ------
TOTAL PREFERRED STOCKS.....................                432,265,317            2.1%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities.....................                  1,253,777            0.0%
                                                       ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                    157,009            0.0%
                                                       ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     26,921            0.0%
                                                       ---------------          ------

THAILAND -- (0.0%)
      Other Securities.....................                      7,415            0.0%
                                                       ---------------          ------
TOTAL RIGHTS/WARRANTS......................                  1,445,122            0.0%
                                                       ---------------          ------
TOTAL INVESTMENT SECURITIES................             19,994,327,407
                                                       ---------------

                                                           Value+
                                                -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund....... 67,284,012     778,476,021            3.9%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,115,459,128).................              $20,772,803,428          103.1%
                                                       ===============          ======

At April 30, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                               Unrealized
                                Number of Expiration  Notional     Market     Appreciation
Description                     Contracts    Date      Value       Value     (Depreciation)
-----------                     --------- ---------- ----------- ----------- --------------
Long Position contracts:
MSCI Emerging Markets Index(R).    650     06/15/18  $39,371,948 $37,446,500  $(1,925,448)
S&P 500(R) Emini Index.........     65     06/15/18    8,570,821   8,602,750       31,929
                                                     ----------- -----------  -----------
Total futures contracts........                      $47,942,769 $46,049,250  $(1,893,519)
                                                     =========== ===========  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                   Level 1         Level 2     Level 3      Total
                               --------------  --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,407,411,602               --   --    $ 1,407,411,602
  Chile.......................     81,310,717  $   264,678,935   --        345,989,652
  China.......................    316,497,901    3,241,364,276   --      3,557,862,177
  Colombia....................     40,350,803               --   --         40,350,803
  Czech Republic..............             --       40,665,071   --         40,665,071
  Greece......................             --        5,349,240   --          5,349,240
  Hong Kong...................             --           65,561   --             65,561
  Hungary.....................             --       63,731,408   --         63,731,408
  India.......................    120,302,218    2,238,519,819   --      2,358,822,037
  Indonesia...................      2,037,387      500,713,245   --        502,750,632
  Malaysia....................             --      583,316,226   --        583,316,226
  Mexico......................    727,744,474               --   --        727,744,474
  Philippines.................             --      189,658,929   --        189,658,929
  Poland......................             --      269,523,084   --        269,523,084
  Russia......................    125,160,865      249,230,637   --        374,391,502
  South Africa................    145,965,571    1,309,063,426   --      1,455,028,997
  South Korea.................    400,116,462    3,195,299,437   --      3,595,415,899
  Taiwan......................     36,673,338    3,110,091,767   --      3,146,765,105
  Thailand....................    653,200,259           58,808   --        653,259,067
  Turkey......................             --      242,515,502   --        242,515,502
Preferred Stocks
  Brazil......................    412,302,432               --   --        412,302,432
  Colombia....................     17,072,504               --   --         17,072,504
  Malaysia....................        498,903               --   --            498,903
  South Korea.................      2,391,478               --   --          2,391,478
Rights/Warrants
  Indonesia...................             --        1,253,777   --          1,253,777
  Malaysia....................             --          157,009   --            157,009
  Taiwan......................             --           26,921   --             26,921
  Thailand....................             --            7,415   --              7,415
Securities Lending Collateral.             --      778,476,021   --        778,476,021
Futures Contracts**...........     (1,893,519)              --   --         (1,893,519)
                               --------------  ---------------   --    ---------------
TOTAL......................... $4,487,143,395  $16,283,766,514   --    $20,770,909,909
                               ==============  ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,259,869 of securities on loan)*............................. $19,994,327
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $778,436).     778,476
Segregated Cash for Futures Contracts..........................................................       2,067
Foreign Currencies at Value....................................................................      43,403
Cash...........................................................................................      44,086
Receivables:
  Investment Securities Sold...................................................................      63,052
  Dividends, Interest and Tax Reclaims.........................................................       1,532
  Securities Lending Income....................................................................       2,768
Prepaid Expenses and Other Assets..............................................................          19
                                                                                                -----------
     Total Assets..............................................................................  20,929,730
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     778,510
  Investment Securities Purchased..............................................................         434
  Due to Advisor...............................................................................       1,666
  Futures Margin Variation.....................................................................         969
Accrued Expenses and Other Liabilities.........................................................       5,230
                                                                                                -----------
     Total Liabilities.........................................................................     786,809
                                                                                                -----------
NET ASSETS..................................................................................... $20,142,921
                                                                                                ===========
Investments at Cost............................................................................ $16,337,023
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $    43,595
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $21,354).......... $  170,166
    Income from Securities Lending................................     14,518
                                                                   ----------
       Total Investment Income....................................    184,684
                                                                   ----------
  Expenses
    Investment Management Fees....................................     10,057
    Accounting & Transfer Agent Fees..............................        443
    Custodian Fees................................................      4,174
    Directors'/Trustees' Fees & Expenses..........................         78
    Professional Fees.............................................        257
    Other.........................................................        347
                                                                   ----------
       Total Expenses.............................................     15,356
                                                                   ----------
    Fees Paid Indirectly (Note C).................................        (93)
                                                                   ----------
    Net Expenses..................................................     15,263
                                                                   ----------
    Net Investment Income (Loss)..................................    169,421
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................    290,670
      Affiliated Investment Companies Shares Sold.................        (92)
      Futures.....................................................      5,564
      Foreign Currency Transactions...............................      1,015
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    913,973
      Affiliated Investment Companies Shares......................         21
      Futures.....................................................     (5,274)
      Translation of Foreign Currency Denominated Amounts.........        (99)
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,205,778
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,375,199
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
                                                                         ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2018          2017
                                                                         -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   169,421  $   475,435
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     290,670     (259,529)
    Affiliated Investment Companies Shares Sold.........................         (92)           1
    Futures.............................................................       5,564       20,081
    Foreign Currency Transactions.......................................       1,015        2,950
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     913,973    3,780,573
    Affiliated Investment Companies Shares Sold.........................          21          (79)
    Futures.............................................................      (5,274)       3,775
    Translation of Foreign Currency Denominated Amounts.................         (99)         (53)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,375,199    4,023,154
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     567,350      842,290
  Withdrawals...........................................................  (1,411,839)  (1,900,740)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (844,489)  (1,058,450)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     530,710    2,964,704
Net Assets
  Beginning of Period...................................................  19,612,211   16,647,507
                                                                         -----------  -----------
  End of Period......................................................... $20,142,921  $19,612,211
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

                                                                Dimensional Emerging Markets Value Fund
                                           ---------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year          Year          Year
                                                Ended         Ended        Ended        Ended         Ended         Ended
                                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Oct. 31,
                                                2018           2017         2016         2015          2014          2013
                                           ----------------------------------------------------------------------------------
                                             (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..............................        7.16%(D)       24.89%       15.80%      (17.95)%       (1.09)%        8.43%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $20,142,921     $19,612,211  $16,647,507  $15,088,058   $18,927,517   $19,427,286
Ratio of Expenses to Average Net Assets...        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Expenses to Average Net Assets
 (Excluding (Fees Paid Indirectly)).......        0.15%(E)        0.16%        0.16%        0.15%         0.15%         0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.68%(E)        2.64%        2.72%        2.54%         2.76%         2.32%
Portfolio Turnover Rate...................           5%(D)          14%          12%          14%           12%            6%
-----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $620 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2018, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2018, expenses reduced were $93 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,096,902 $1,726,689

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                       Net Realized
                                                       Gain/(Loss)                                         Dividend
                                                       on Sales of    Change in                           Income from
                                                        Affiliated   Unrealized                           Affiliated
                      Balance at Purchases   Proceeds   Investment  Appreciation/ Balance at Shares as of Investment
                       10/31/17   at Cost   from Sales  Companies   Depreciation   04/30/18    04/30/18    Companies
                      ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       --------  ---------- ----------     ----          ---       --------     ------        --
Total................  $591,907  $2,111,738 $1,925,098     $(92)         $21       $778,476     67,284        $6
                       ========  ========== ==========     ====          ===       ========     ======        ==

                      Capital Gain
                      Distributions
                          from
                       Affiliated
                       Investment
                        Companies
                      -------------
Dimensional Emerging
 Markets Value Fund
DFA Short Term
 Investment Fund.....     $ --
                          ----
Total................     $ --
                          ====

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                         Federal Tax  Unrealized   Unrealized   Appreciation
                                            Cost     Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,250,881  $5,263,190  $(1,743,161)   $3,520,029

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         Futures
                                                         -------
                Dimensional Emerging Markets Value Fund. 106,035

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2018:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Receivables: Futures       Payables: Futures

                           Margin Variation           Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                 Asset Derivatives Value
       -                                        --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $    32       $    32

                                                Liability Derivatives Value
                                                --------------------------
                                                 Total Value
                                                      at          Equity
                                                April 30, 2018  Contracts*
                                                --------------  ----------
       Dimensional Emerging Markets Value Fund.    $(1,925)      $(1,925)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2018:

            Derivative Type   Location of Gain (Loss) on Derivatives
            ---------------   --------------------------------------
            Equity contracts         Net Realized Gain (Loss)
                                       on: Futures
                                     Change in Unrealized
                                       Appreciation
                                       (Depreciation)
                                       of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $ 5,564           $ 5,564

                                                   Change in Unrealized
                                                   Appreciation (Depreciation) on
                                                      Derivatives
                                                   ------------------------
                                                                     Equity
                                                    Total           Contracts
                                                    -------         ---------
          Dimensional Emerging Markets Value Fund. $(5,274)          $(5,274)

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     2.28%       $27,068         23        $35       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2018.

H. Affiliated Trades:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized
                                                                   Gain
       Portfolio                                Purchases Sales   (Loss)
       ---------                                --------- ------ --------
       Dimensional Emerging Markets Value Fund.  $4,372   $6,150   $554

I. Securities Lending:

   As of April 30, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         Market
                                                         Value
                                                        --------
               Dimensional Emerging Markets Value Fund. $605,495

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                     Remaining Contractual Maturity of the Agreements
                                                   As of April 30, 2018
                                 ---------------------------------------------------------
                                 Overnight and            Between
                                  Continuous   <30 days 30 & 90 days >90 days    Total
                                 ------------- -------- ------------ -------- ------------
Securities Lending Transactions
Dimensional Emerging Markets
  Value Fund
Common Stocks................... $778,476,021     --         --         --    $778,476,021

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. Other:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-001S
 [LOGO]                                                              00211511

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

 DFA ONE-YEAR FIXED INCOME PORTFOLIO    DFA LTIP PORTFOLIO
 DFA TWO-YEAR GLOBAL FIXED INCOME       DFA INFLATION-PROTECTED SECURITIES
 PORTFOLIO                              PORTFOLIO
 DFA SELECTIVELY HEDGED GLOBAL FIXED    DFA SHORT-DURATION REAL RETURN
 INCOME PORTFOLIO                       PORTFOLIO
 DFA FIVE-YEAR GLOBAL FIXED INCOME      DFA MUNICIPAL REAL RETURN PORTFOLIO
 PORTFOLIO                              DFA CALIFORNIA MUNICIPAL REAL RETURN
 DFA WORLD EX U.S. GOVERNMENT FIXED     PORTFOLIO
 INCOME PORTFOLIO                       DFA MUNICIPAL BOND PORTFOLIO
 DFA SHORT-TERM GOVERNMENT PORTFOLIO    DFA SHORT-TERM MUNICIPAL BOND
 DFA INTERMEDIATE GOVERNMENT FIXED      PORTFOLIO
 INCOME PORTFOLIO                       DFA INTERMEDIATE-TERM MUNICIPAL BOND
 DFA SHORT-TERM EXTENDED QUALITY        PORTFOLIO
 PORTFOLIO                              DFA CALIFORNIA SHORT-TERM MUNICIPAL
 DFA INTERMEDIATE-TERM EXTENDED         BOND PORTFOLIO
 QUALITY PORTFOLIO                      DFA CALIFORNIA INTERMEDIATE-TERM
 DFA TARGETED CREDIT PORTFOLIO          MUNICIPAL BOND PORTFOLIO
 DFA GLOBAL CORE PLUS FIXED INCOME      DFA NY MUNICIPAL BOND PORTFOLIO
 PORTFOLIO                              DFA MN MUNICIPAL BOND PORTFOLIO
 DFA INVESTMENT GRADE PORTFOLIO
 DFA DIVERSIFIED FIXED INCOME PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

 DFA TWO-YEAR FIXED INCOME PORTFOLIO    DFA TWO-YEAR GOVERNMENT PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................      1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Disclosure of Fund Expenses.......................................      3
     Disclosure of Portfolio Holdings..................................      8
     Schedules of Investments
         DFA One-Year Fixed Income Portfolio...........................     10
         DFA Two-Year Global Fixed Income Portfolio....................     15
         DFA Selectively Hedged Global Fixed Income Portfolio..........     21
         DFA Five-Year Global Fixed Income Portfolio...................     28
         DFA World ex U.S. Government Fixed Income Portfolio...........     37
         DFA Short-Term Government Portfolio...........................     40
         DFA Intermediate Government Fixed Income Portfolio............     42
         DFA Short-Term Extended Quality Portfolio.....................     44
         DFA Intermediate-Term Extended Quality Portfolio..............     54
         DFA Targeted Credit Portfolio.................................     61
         DFA Global Core Plus Fixed Income Portfolio...................     70
         DFA Investment Grade Portfolio................................     86
         DFA Diversified Fixed Income Portfolio........................    101
         DFA LTIP Portfolio............................................    102
         DFA Inflation-Protected Securities Portfolio..................    103
         DFA Short-Duration Real Return Portfolio......................    104
         DFA Municipal Real Return Portfolio...........................    114
         DFA California Municipal Real Return Portfolio................    124
         DFA Municipal Bond Portfolio..................................    128
         DFA Short-Term Municipal Bond Portfolio.......................    138
         DFA Intermediate-Term Municipal Bond Portfolio................    149
         DFA California Short-Term Municipal Bond Portfolio............    162
         DFA California Intermediate-Term Municipal Bond Portfolio.....    170
         DFA NY Municipal Bond Portfolio...............................    179
         DFA MN Municipal Bond Portfolio...............................    183
     Statements of Assets and Liabilities..............................    186
     Statements of Operations..........................................    193
     Statements of Changes in Net Assets...............................    200
     Financial Highlights..............................................    207
     Notes to Financial Statements.....................................    220
     Section 19(a) Notice..............................................    245
  DIMENSIONAL INVESTMENT GROUP INC.
     Disclosure of Fund Expenses.......................................    246
     Disclosure of Portfolio Holdings..................................    247
     Schedules of Investments
         DFA Two-Year Fixed Income Portfolio...........................    248
         DFA Two-Year Government Portfolio.............................    250
     Statements of Assets and Liabilities..............................    251
     Statements of Operations..........................................    252
     Statements of Changes in Net Assets...............................    253

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
               Financial Highlights............................ 254
               Notes to Financial Statements................... 255
               Section 19(a) Notice............................ 261
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 262
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 263

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
CPI              Consumer Price Index
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST AID WITHHLDG  State Aid Withholding
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of April 30, 2018.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
++          Security pledged as collateral for Swap Agreements.
(S)         Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Underlying Funds.
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA ONE-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,002.00    0.17%    $0.84
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,023.95    0.17%    $0.85

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      11/01/17  04/30/18    RATIO*   PERIOD*
                                                      --------- --------- ---------- --------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  999.20    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,000.60    0.17%    $0.84
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.95    0.17%    $0.85

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  992.20    0.27%    $1.33
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.46    0.27%    $1.35

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,004.60    0.20%    $0.99
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.80    0.20%    $1.00

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  988.10    0.19%    $0.94
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.85    0.19%    $0.95

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  972.90    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  992.80    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  965.30    0.22%    $1.07
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/17  04/30/18    RATIO*   PERIOD*
                                               --------- --------- ---------- --------

DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.70    0.20%    $0.99
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.80    0.20%    $1.00

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO**
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  958.70    0.27%    $0.79
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,014.13    0.27%    $0.81

DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  973.50    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.70    0.22%    $1.10

DFA DIVERSIFIED FIXED INCOME PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  986.00    0.15%    $0.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.05    0.15%    $0.75

DFA LTIP PORTFOLIO
------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,018.30    0.15%    $0.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.05    0.15%    $0.75

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.00    0.12%    $0.59
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,024.20    0.12%    $0.60

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,001.90    0.23%    $1.14
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.65    0.23%    $1.15

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  993.90    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           11/01/17  04/30/18    RATIO*   PERIOD*
                                                           --------- --------- ---------- --------

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO****
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  987.50    0.30%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.18    0.30%    $1.50

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  986.40    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  997.20    0.21%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.75    0.21%    $1.05

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  984.40    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  995.80    0.21%    $1.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.75    0.21%    $1.05

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  984.90    0.22%    $1.08
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.70    0.22%    $1.10

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  991.80    0.24%    $1.19
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.60    0.24%    $1.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/17  04/30/18    RATIO*   PERIOD*
                                     --------- --------- ---------- --------

    DFA MN MUNICIPAL BOND PORTFOLIO
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $  983.80    0.31%    $1.52
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.26    0.31%    $1.56

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** DFA Global Core Plus Fixed Income Portfolio commenced operations on
   January 11, 2018. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (109), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the period ended April 30, 2018 to allow for comparability.

***DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****DFA California Municipal Real Return Portfolio commenced operations on
    November 1, 2017. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the period ended April 30, 2018 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin,
Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  13.2%
              Government...................................  18.9%
              Foreign Corporate............................  26.9%
              Foreign Government...........................  34.5%
              Supranational................................   6.5%
                                                            -----
                                                            100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  12.0%
              Government...................................   7.2%
              Foreign Corporate............................  26.6%
              Foreign Government...........................  46.5%
              Supranational................................   7.7%
                                                            -----
                                                            100.0%

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  37.4%
              Government...................................   8.1%
              Foreign Corporate............................  28.7%
              Foreign Government...........................  21.2%
              Supranational................................   4.6%
                                                            -----
                                                            100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  19.5%
              Foreign Corporate............................  29.9%
              Foreign Government...........................  44.5%
              Supranational................................   6.1%
                                                            -----
                                                            100.0%

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
              Government...................................   0.4%
              Foreign Corporate............................   7.8%
              Foreign Government...........................  78.8%
              Supranational................................  13.0%
                                                            -----
                                                            100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%


              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  41.6%
              Government...................................   0.7%
              Foreign Corporate............................  28.2%
              Foreign Government...........................  25.8%
              Supranational................................   3.7%
                                                            -----
                                                            100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  74.5%
              Government...................................   4.9%
              Foreign Corporate............................  20.1%
              Foreign Government...........................   0.4%
              Supranational................................   0.1%
                                                            -----
                                                            100.0%

                         DFA TARGETED CREDIT PORTFOLIO
              Corporate....................................  66.4%
              Foreign Corporate............................  31.8%
              Foreign Government...........................   1.8%
                                                            -----
                                                            100.0%

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
              Corporate....................................  39.8%
              Government...................................   8.8%
              Foreign Corporate............................  37.2%
              Foreign Government...........................   9.2%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

                        DFA INVESTMENT GRADE PORTFOLIO
              Corporate....................................  42.6%
              Government...................................  45.1%
              Foreign Corporate............................   9.9%
              Foreign Government...........................   2.2%
              Supranational................................   0.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                              DFA LTIP PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%


                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
              Corporate....................................  45.7%
              Government...................................   4.1%
              Foreign Corporate............................  28.0%
              Foreign Government...........................  18.0%
              Supranational................................   4.2%
                                                            -----
                                                            100.0%

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
              Muni G.O. Local..............................  52.0%
              Muni G.O. State..............................  26.9%
              Muni Revenue.................................  20.7%
              Muni Pre-Refunded............................   0.4%
                                                            -----
                                                            100.0%

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
              Muni G.O. Local..............................  38.2%
              Muni G.O. State..............................  20.3%
              Muni Revenue.................................  26.4%
              Muni Pre-Refunded............................  15.1%
                                                            -----
                                                            100.0%

                         DFA MUNICIPAL BOND PORTFOLIO
              Muni G.O. Local..............................  47.2%
              Muni G.O. State..............................  21.0%
              Muni Revenue.................................  23.4%
              Muni Pre-Refunded............................   8.4%
                                                            -----
                                                            100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Corporate....................................   0.2%
              Muni G.O. Local..............................  40.4%
              Muni G.O. State..............................  28.2%
              Muni Revenue.................................  19.4%
              Muni Pre-Refunded............................  11.8%
                                                            -----
                                                            100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
              Corporate....................................   0.1%
              Muni G.O. Local..............................  50.2%
              Muni G.O. State..............................  31.5%
              Muni Revenue.................................  16.9%
              Muni Pre-Refunded............................   1.3%
                                                            -----
                                                            100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Muni G.O. Local..............................  37.4%
              Muni G.O. State..............................  18.9%
              Muni Revenue.................................  18.2%
              Muni Pre-Refunded............................  25.5%
                                                            -----
                                                            100.0%

                DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND
                                   PORTFOLIO
              Muni G.O. Local..............................  47.9%
              Muni G.O. State..............................  19.8%
              Muni Revenue.................................  22.5%
              Muni Pre-Refunded............................   9.8%
                                                            -----
                                                            100.0%

                        DFA NY MUNICIPAL BOND PORTFOLIO
              Muni G.O. Local..............................  48.5%
              Muni G.O. State..............................   0.7%
              Muni Revenue.................................  29.1%
              Muni Pre-Refunded............................  21.7%
                                                            -----
                                                            100.0%

                        DFA MN MUNICIPAL BOND PORTFOLIO
              Muni G.O. Local..............................  62.3%
              Muni G.O. State..............................  13.9%
              Muni Revenue.................................  16.8%
              Muni Pre-Refunded............................   7.0%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
AGENCY OBLIGATIONS -- (6.0%)
Federal Home Loan Bank
      1.375%, 05/28/19............................. $ 20,000 $ 19,792,980
      2.000%, 09/13/19.............................   74,000   73,579,384
#     1.500%, 10/21/19.............................   68,000   67,062,620
#     1.375%, 11/15/19.............................    7,500    7,382,625
#     2.125%, 02/11/20.............................   34,500   34,263,433
      1.875%, 03/13/20.............................   10,000    9,881,760
#     4.125%, 03/13/20.............................   80,000   82,259,200
      2.375%, 03/30/20.............................   10,000    9,969,540
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19.............................  113,600  111,714,581
Federal National Mortgage Association
      1.125%, 12/14/18.............................   41,000   40,738,379
      1.750%, 09/12/19.............................   16,573   16,426,793
      1.000%, 10/24/19.............................   32,000   31,321,568
                                                             ------------
TOTAL AGENCY OBLIGATIONS...........................           504,392,863
                                                             ------------

BONDS -- (74.4%)
African Development Bank
      1.125%, 09/20/19.............................   19,000   18,628,740
#     1.375%, 02/12/20.............................   25,438   24,884,545
Agence Francaise de Developpement
      1.375%, 08/02/19.............................   15,600   15,349,324
      1.625%, 01/21/20.............................   16,170   15,849,478
Alberta, Province of Canada
      1.900%, 12/06/19.............................   53,000   52,309,355
ANZ New Zealand International Ltd.
## #  2.250%, 02/01/19.............................    3,905    3,890,889
      2.600%, 09/23/19.............................   11,984   11,915,602
##    2.600%, 09/23/19.............................   22,849   22,718,591
Apple, Inc.
#     1.550%, 02/08/19.............................   23,384   23,240,155
#     1.700%, 02/22/19.............................    4,000    3,977,129
#     2.100%, 05/06/19.............................    5,000    4,987,950
#     1.500%, 09/12/19.............................  102,300  100,835,491
#     1.800%, 11/13/19.............................   55,641   54,964,962
#     1.900%, 02/07/20.............................    5,413    5,345,175
Apple, Inc. Floating Rate Note 3M USD LIBOR +
 0.080%, FRN
(r)   1.871%, 02/08/19.............................   29,550   29,558,939
(r)   2.089%, 05/06/19.............................   15,600   15,652,142
Australia & New Zealand Banking Group, Ltd.
      2.000%, 11/16/18.............................   12,359   12,316,874
      2.250%, 06/13/19.............................    4,150    4,129,415
      1.600%, 07/15/19.............................    9,250    9,107,020
##    2.250%, 12/19/19.............................   60,000   59,495,512

                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------    ------
                                                      (000)
Australia & New Zealand Banking Group, Ltd. Floating
 Rate Note 3M USD LIBOR + 0.750%, FRN
(r)##   2.600%, 11/16/18............................. $45,630 $45,774,889
#(r)##  2.931%, 09/23/19.............................   3,145   3,166,528
Bank Nederlandse Gemeenten NV
        1.375%, 01/28/19.............................  35,910  35,630,117
##      1.500%, 02/15/19.............................  12,082  11,992,352
        1.500%, 02/15/19.............................  20,600  20,447,478
        1.875%, 06/11/19.............................  64,646  64,158,828
## #    1.750%, 10/30/19.............................   7,500   7,403,198
        1.750%, 10/30/19.............................  42,880  42,326,548
        1.625%, 11/25/19.............................  17,750  17,461,758
##      2.500%, 02/28/20.............................  26,000  25,880,868
        2.500%, 02/28/20.............................  12,208  12,152,063
Bank of Nova Scotia Floating Rate Note 3M USD LIBOR
 + 0.380%, FRN
(r)     2.364%, 02/28/19.............................  75,000  75,122,413
Bank of Nova Scotia (The)
#       2.050%, 10/30/18.............................  42,000  41,927,083
Berkshire Hathaway Finance Corp. Floating Rate Note
 3M USD LIBOR + 0.250%, FRN
#(r)    2.587%, 01/11/19.............................   5,900   5,911,540
(r)     2.815%, 03/15/19.............................   7,000   7,039,956
(r)     2.099%, 08/15/19.............................  11,030  11,049,550
Caisse d'Amortissement de la Dette Sociale
##      1.500%, 01/28/19.............................  18,200  18,068,414
        1.500%, 01/28/19.............................  36,512  36,256,051
##      1.750%, 09/24/19.............................   8,000   7,903,104
        1.750%, 09/24/19.............................  41,830  41,323,355
        1.875%, 01/13/20.............................  48,600  47,921,593
Chevron Corp.
#       1.790%, 11/16/18.............................  22,287  22,224,205
#       1.686%, 02/28/19.............................  12,240  12,161,056
        1.561%, 05/16/19.............................  25,400  25,158,954
        1.991%, 03/03/20.............................   9,500   9,376,203
Chevron Corp. Floating Rate Note 3M USD LIBOR +
 0.500%, FRN
(r)     2.350%, 05/16/18.............................  15,192  15,195,084
(r)     2.360%, 11/16/18.............................   5,000   5,012,719
#(r)    2.074%, 02/28/19.............................  15,350  15,360,745
(r)     2.249%, 11/15/19.............................   6,950   6,992,992
Cisco Systems, Inc.
        2.125%, 03/01/19.............................  34,580  34,501,969
        1.400%, 09/20/19.............................  23,787  23,416,681
Commonwealth Bank of Australia
##      1.375%, 09/06/18.............................  30,990  30,878,595
        2.500%, 09/20/18.............................  56,868  56,901,799
        1.750%, 11/02/18.............................   3,200   3,185,717
#       2.250%, 03/13/19.............................   7,400   7,375,932
        2.300%, 09/06/19.............................  13,969  13,856,167

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT     VALUE+
                                                      ------     ------
                                                      (000)
Commonwealth Bank of Australia Floating Rate Note
 3M USD LIBOR + 0.790%, FRN
(r)##  3.148%, 11/02/18............................. $ 20,325 $ 20,398,468
(r)    3.185%, 03/15/19.............................   25,115   25,307,632
(r)    2.575%, 09/06/19.............................   13,094   13,166,534
(r)    2.434%, 11/07/19.............................    4,819    4,846,386
Cooperatieve Rabobank UA
#      2.250%, 01/14/19.............................   55,738   55,609,378
#      1.375%, 08/09/19.............................   45,920   45,021,085
       2.250%, 01/14/20.............................   16,470   16,267,535
## #   4.750%, 01/15/20.............................    4,750    4,883,266
       4.750%, 01/15/20.............................    9,332    9,593,819
Cooperatieve Rabobank UA Floating Rate Note 3M USD
 LIBOR + 0.510%, FRN
(r)    2.310%, 08/09/19.............................    3,419    3,436,249
Council Of Europe Development Bank
       1.500%, 05/17/19.............................   58,200   57,613,344
       1.750%, 11/14/19.............................    4,280    4,226,800
#      1.875%, 01/27/20.............................   29,349   28,969,517
       1.625%, 03/10/20.............................    9,532    9,355,086
CPPIB Capital, Inc.
##     1.250%, 09/20/19.............................    4,850    4,750,284
Dexia Credit Local SA
       2.250%, 01/30/19.............................    9,706    9,681,689
Erste Abwicklungsanstalt
       1.375%, 10/30/19.............................   15,400   15,102,333
European Bank for Reconstruction & Development
#      1.750%, 11/26/19.............................   21,051   20,787,020
European Investment Bank
       1.875%, 03/15/19.............................   33,900   33,747,847
       2.125%, 03/15/19.............................   10,172   10,148,391
#      1.250%, 05/15/19.............................   49,500   48,894,662
#      1.125%, 08/15/19.............................   32,000   31,441,792
#      1.250%, 12/16/19.............................   18,000   17,617,320
#      1.625%, 03/16/20.............................   58,151   57,082,185
Export Development Canada
       1.750%, 08/19/19.............................  105,550  104,488,167
       1.000%, 09/13/19.............................   23,335   22,854,066
## #   2.300%, 02/10/20.............................   82,050   81,545,772
Exxon Mobil Corp.
       1.708%, 03/01/19.............................   18,500   18,408,109
Finland Government International Bond
       1.750%, 09/10/19.............................    6,300    6,235,211
FMS Wertmanagement
       1.000%, 08/16/19.............................  123,000  120,610,110
FMS Wertmanagement
#      1.750%, 01/24/20.............................   29,500   29,055,625
       2.250%, 02/03/20.............................   22,400   22,227,520
#      1.750%, 03/17/20.............................    6,500    6,387,536
FMS Wertmanagement AoeR
       1.500%, 08/09/19.............................    5,000    4,933,865

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
General Electric Co.
     6.000%, 08/07/19............................. $ 6,644 $ 6,896,478
General Electric Co.
     5.625%, 05/01/18.............................  53,827  53,827,000
#    2.300%, 01/14/19.............................   2,500   2,493,059
General Electric Co. Floating Rate Note 3M USD
 LIBOR + 0.270%, FRN
(r)  2.064%, 08/07/18.............................   5,000   5,000,207
Inter-American Development Bank
     1.125%, 09/12/19.............................  21,247  20,855,333
     1.750%, 10/15/19.............................   9,500   9,395,348
Inter-American Development Bank Floating Rate
 Note 1M USD LIBOR + 0.040%, FRN
(r)  1.938%, 11/26/18.............................   5,051   5,049,833
International Bank for Reconstruction &
 Development
#    1.875%, 03/15/19.............................  50,000  49,780,300
     0.875%, 08/15/19.............................  18,000  17,634,078
     1.875%, 10/07/19.............................  49,532  49,082,200
Kommunalbanken A.S.
     2.125%, 03/15/19.............................  77,140  76,899,323
     1.750%, 05/28/19.............................  42,700  42,345,334
     1.500%, 09/09/19.............................   5,000   4,928,010
     1.500%, 10/22/19.............................  34,768  34,203,368
     1.625%, 01/15/20.............................  32,140  31,582,982
Kommunekredit
     1.125%, 08/23/19.............................  63,700  62,498,363
Kommuninvest I Sverige AB
     1.125%, 10/09/18.............................  10,705  10,650,233
     1.000%, 11/13/18.............................  28,000  27,800,388
     1.125%, 09/17/19.............................  17,200  16,853,678
     2.000%, 11/12/19.............................  17,950  17,780,731
     1.750%, 03/19/20.............................  31,044  30,508,056
Kreditanstalt fuer Wiederaufbau
#    1.875%, 04/01/19.............................  39,800  39,602,042
#    1.500%, 09/09/19.............................  50,500  49,800,396
#    1.250%, 09/30/19.............................  89,000  87,337,706
     4.000%, 01/27/20.............................   4,100   4,194,196
     1.500%, 04/20/20.............................  10,000   9,770,179
Landeskreditbank Baden- Wuerttemberg Foerderbank
     1.625%, 02/01/19.............................  18,125  18,017,156
Landwirtschaftliche Rentenbank
#    1.750%, 04/15/19.............................  12,500  12,419,500
Manitoba, Province of Canada
     1.750%, 05/30/19.............................  24,440  24,217,352
Merck & Co., Inc. Floating Rate Note 3M USD LIBOR
 + 0.360%, FRN
(r)  2.233%, 05/18/18.............................  19,430  19,433,206
Microsoft Corp.
#    1.300%, 11/03/18.............................   6,709   6,683,878
#    4.200%, 06/01/19.............................   5,000   5,090,593
Municipality Finance P.L.C.
##   1.250%, 09/10/18.............................  99,500  99,139,213

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT     VALUE+
                                                      ------     ------
                                                      (000)
       1.250%, 09/10/18............................. $ 48,520 $ 48,344,066
       1.250%, 04/18/19.............................   25,150   24,844,427
       1.750%, 05/21/19.............................   29,350   29,109,213
       1.500%, 03/23/20.............................   12,567   12,289,420
National Australia Bank, Ltd.
#      2.000%, 01/14/19.............................    4,500    4,479,626
##     2.250%, 07/01/19.............................   12,000   11,920,123
       1.375%, 07/12/19.............................   70,400   69,201,550
#      2.250%, 01/10/20.............................    8,700    8,582,369
National Australia Bank, Ltd. Floating Rate Note 3M
 USD LIBOR + 0.640%, FRN
(r)##  3.002%, 07/23/18.............................      310      310,401
(r)    3.002%, 07/23/18.............................    8,750    8,761,323
(r)    3.128%, 01/14/19.............................    2,500    2,510,759
(r)##  2.602%, 07/25/19.............................   50,000   50,011,619
(r)##  2.224%, 08/29/19.............................   41,600   41,630,531
(r)##  2.928%, 01/10/20.............................   16,080   16,171,685
Nederlandse Waterschapsbank NV
##     1.500%, 01/23/19.............................   82,950   82,397,387
       1.875%, 03/13/19.............................   67,703   67,330,295
##     1.750%, 09/05/19.............................   16,000   15,811,280
       1.750%, 09/05/19.............................   40,400   39,923,482
       1.250%, 09/09/19.............................    6,850    6,726,056
##     1.250%, 09/09/19.............................    6,050    5,940,531
       1.625%, 03/04/20.............................   15,750   15,441,300
Nestle Holdings, Inc.
       2.125%, 01/14/20.............................    8,912    8,807,703
Nordea Bank AB
##     1.875%, 09/17/18.............................    3,118    3,111,017
       2.375%, 04/04/19.............................    3,969    3,955,687
Nordea Bank AB Floating Rate Note 3M USD LIBOR +
 0.840%, FRN
(r)##  3.018%, 09/17/18.............................   14,410   14,451,949
#(r)   3.018%, 09/17/18.............................    3,000    3,008,733
(r)    2.244%, 11/07/18.............................   20,000   20,030,517
(r)    2.375%, 03/07/19.............................  100,000  100,100,007
(r)    2.618%, 04/10/19.............................   37,000   37,020,433
Novartis Capital Corp.
#      1.800%, 02/14/20.............................    6,551    6,441,921
NRW Bank
       1.250%, 10/01/18.............................    4,954    4,931,197
       1.875%, 07/01/19.............................   16,907   16,760,585
       1.250%, 07/29/19.............................   11,734   11,535,156
       2.000%, 09/23/19.............................   14,600   14,462,599
       1.875%, 01/27/20.............................   14,333   14,124,082
Oesterreichische Kontrollbank AG
       1.625%, 03/12/19.............................    6,000    5,956,818
       1.125%, 04/26/19.............................   41,526   40,979,131
#      1.750%, 01/24/20.............................   48,852   48,100,971
#      1.375%, 02/10/20.............................   51,882   50,737,483
Ontario, Province of Canada
#      2.000%, 09/27/18.............................   54,780   54,701,210
#      1.625%, 01/18/19.............................   15,000   14,911,794
#      2.000%, 01/30/19.............................   33,297   33,186,702

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
#      1.250%, 06/17/19............................. $39,780 $39,200,405
#      4.000%, 10/07/19.............................  16,209  16,511,136
       4.400%, 04/14/20.............................  42,900  44,207,542
Oracle Corp.
#      2.375%, 01/15/19.............................   4,100   4,103,878
Oracle Corp. Floating Rate Note 3M USD LIBOR +
 0.580%, FRN
(r)    2.928%, 01/15/19.............................   1,000   1,003,073
Pfizer, Inc.
#      1.200%, 06/01/18.............................  43,760  43,729,806
#      2.100%, 05/15/19.............................  27,242  27,116,134
Procter & Gamble Co. (The)
#      1.750%, 10/25/19.............................   3,866   3,822,093
Province of Ontario Canada
#      1.650%, 09/27/19.............................  10,500  10,355,730
Quebec, Province of Canada Floating Rate Note 3M
 USD LIBOR + 0.280%, FRN
#(r)   2.642%, 07/21/19.............................  80,786  80,993,252
Roche Holdings, Inc. Floating Rate Note 3M USD
 LIBOR + 0.340%, FRN
(r)##  2.642%, 09/30/19.............................  39,640  39,825,919
Royal Bank of Canada
#      2.200%, 07/27/18.............................  15,318  15,312,947
#      2.150%, 03/15/19.............................  14,818  14,760,992
       1.625%, 04/15/19.............................  15,252  15,106,545
#      1.500%, 07/29/19.............................  31,832  31,331,651
#      2.125%, 03/02/20.............................  77,755  76,477,661
       2.150%, 03/06/20.............................  47,922  47,194,318
Royal Bank of Canada Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)    2.759%, 10/31/18.............................  31,000  31,052,098
(r)    2.788%, 01/10/19.............................   2,400   2,406,178
Shell International Finance BV
       1.625%, 11/10/18.............................  27,970  27,900,116
       2.000%, 11/15/18.............................   9,543   9,516,339
#      1.375%, 05/10/19.............................  19,990  19,763,913
       1.375%, 09/12/19.............................  43,105  42,340,432
#      4.300%, 09/22/19.............................   6,987   7,148,813
       4.375%, 03/25/20.............................   6,500   6,687,756
Shell International Finance BV Floating Rate Note
 3M USD LIBOR + 0.580%, FRN
(r)    2.391%, 11/10/18.............................  21,560  21,619,919
(r)    2.421%, 09/12/19.............................  15,370  15,438,357
State of North Rhine-Westphalia Germany
       1.375%, 01/30/19.............................   3,500   3,469,715
       1.875%, 06/17/19.............................  16,500  16,368,280
       1.625%, 07/25/19.............................  17,200  16,993,273
       1.250%, 09/16/19.............................  12,000  11,771,592
       1.625%, 01/22/20.............................  55,400  54,352,995

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
State of North Rhine-Westphalia Germany Floating
 Rate Note 3M USD LIBOR + 0.170%, FRN
(r)  2.090%, 11/23/18............................. $ 48,200 $ 48,239,717
Statoil ASA
     1.150%, 05/15/18.............................    8,200    8,196,870
     2.250%, 11/08/19.............................   27,060   26,823,781
Statoil ASA Floating Rate Note 3M USD LIBOR +
 0.290%, FRN
(r)  2.129%, 05/15/18.............................    5,835    5,835,644
Svensk Exportkredit AB
     1.250%, 04/12/19.............................    6,500    6,426,884
     1.875%, 06/17/19.............................   43,600   43,265,588
     1.125%, 08/28/19.............................    5,000    4,905,128
Svensk Exportkredit AB Floating Rate Note 3M USD
 LIBOR + 0.100%, FRN
(r)  2.412%, 10/04/18.............................   19,630   19,642,730
Svenska Handelsbanken Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)  2.211%, 02/12/19.............................  149,500  149,788,626
(r)  2.582%, 01/22/20.............................   23,200   23,149,124
Svenska Handelsbanken AB
#    2.500%, 01/25/19.............................   33,223   33,186,442
     2.250%, 06/17/19.............................   19,710   19,581,927
#    1.500%, 09/06/19.............................    2,109    2,069,292
Svenska Handelsbanken AB Floating Rate Note 3M
 USD LIBOR + 0.490%, FRN
(r)  2.668%, 06/17/19.............................    1,580    1,585,842
(r)  2.515%, 09/06/19.............................    9,086    9,123,942
Swedbank AB
##   2.375%, 02/27/19.............................   15,000   14,945,955
Toronto-Dominion Bank (The)
#    2.625%, 09/10/18.............................   34,926   34,955,234
     1.950%, 01/22/19.............................   36,548   36,400,337
#    2.125%, 07/02/19.............................    7,218    7,171,840
     1.450%, 08/13/19.............................    3,773    3,709,349
#    1.900%, 10/24/19.............................   90,974   89,714,010
#    2.250%, 11/05/19.............................   13,746   13,631,488
Toronto-Dominion Bank (The) Floating Rate Note 3M
 USD LIBOR + 0.840%, FRN
(r)  3.202%, 01/22/19.............................    5,000    5,025,793
(r)  2.470%, 08/13/19.............................    9,500    9,551,511
Total Capital International SA
#    2.125%, 01/10/19.............................   12,350   12,306,023
Total Capital International SA Floating Rate Note
 3M USD LIBOR + 0.350%, FRN
(r)  2.528%, 06/19/19.............................    4,633    4,648,750
Toyota Motor Credit Corp.
     2.000%, 10/24/18.............................    6,865    6,852,616
     1.700%, 01/09/19.............................   42,001   41,785,392
     2.100%, 01/17/19.............................   19,561   19,520,307
     1.700%, 02/19/19.............................    9,318    9,261,003

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
       1.400%, 05/20/19............................. $ 33,361 $   32,979,294
#      2.125%, 07/18/19.............................    2,613      2,596,038
#      2.200%, 01/10/20.............................   32,571     32,231,435
       2.150%, 03/12/20.............................   15,060     14,864,308
Toyota Motor Credit Corp. Floating Rate Note 3M USD
 LIBOR + 0.230%, FRN
(r)    2.069%, 08/15/18.............................   30,000     30,016,048
(r)    2.591%, 01/09/19.............................   22,158     22,194,587
(r)    2.743%, 01/17/19.............................   14,300     14,324,640
(r)    2.705%, 02/19/19.............................    7,347      7,388,891
USAA Capital Corp. Floating Rate Note 3M USD LIBOR
 + 0.230%, FRN
(r)##  2.588%, 02/01/19.............................   42,955     42,998,905
Walmart Inc
#      1.750%, 10/09/19.............................    9,000      8,910,695
Westpac Banking Corp.
#      1.950%, 11/23/18.............................   17,521     17,488,147
#      2.250%, 01/17/19.............................   79,463     79,315,959
       1.600%, 08/19/19.............................   16,970     16,700,677
Westpac Banking Corp. Floating Rate Note 3M USD
 LIBOR + 0.740%, FRN
(r)    3.099%, 07/30/18.............................   38,084     38,146,666
(r)    2.660%, 11/23/18.............................   22,189     22,269,954
(r)##  2.174%, 04/26/19.............................   21,000     21,006,084
(r)    2.530%, 05/13/19.............................    5,500      5,531,125
                                                              --------------
TOTAL BONDS.........................................           6,253,338,708
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (7.9%)
U.S. Treasury Notes
       0.750%, 02/15/19.............................   15,000     14,827,148
       2.750%, 02/15/19.............................   20,000     20,081,250
       1.500%, 02/28/19.............................   55,000     54,660,547
#      0.875%, 09/15/19.............................  100,000     97,949,219
       1.000%, 10/15/19.............................   70,000     68,586,328
       1.375%, 12/15/19.............................   50,000     49,150,391
#      1.875%, 12/31/19.............................  115,000    113,930,859
#      1.250%, 01/31/20.............................   10,000      9,794,141
#      1.375%, 02/15/20.............................   25,000     24,519,531
       1.250%, 02/29/20.............................   30,000     29,340,234
       1.625%, 03/15/20.............................   80,000     78,753,125
#      1.375%, 03/31/20.............................   50,000     48,964,844
#      1.500%, 04/15/20.............................   50,000     49,046,875
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................             659,604,492
                                                              --------------
TOTAL INVESTMENT SECURITIES.........................           7,417,336,063
                                                              --------------

CERTIFICATES OF DEPOSIT -- (0.5%)
Nordea Bank AB
       1.610%, 05/02/18.............................   40,000     39,998,960
                                                              --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
COMMERCIAL PAPER -- (5.8%)
Caisse des Depots et Consignations
    2.000%, 06/04/18............................. $50,000 $49,906,083
    2.155%, 07/24/18.............................  25,000  24,869,254
Erste Abwicklungsanstalt
    2.200%, 06/21/18.............................  30,000  29,911,167
    2.230%, 06/21/18.............................  55,000  54,837,139
    2.250%, 06/22/18.............................  35,000  34,894,110
Export Development Canada
    2.000%, 06/04/18.............................  15,000  14,972,977
Landesbank Hessen-Thuringen
    2.160%, 06/11/18.............................  30,000  29,933,010
Nestle Capital Corp.
    1.940%, 06/05/18.............................  50,000  49,911,200
Oesterreichische Kontrollbank AG
    1.700%, 05/04/18.............................  25,000  24,995,192
    1.900%, 06/28/18.............................  50,000  49,834,882

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------       ------
                                                      (000)
PSP Capital, Inc.
      2.060%, 06/14/18.............................   $ 50,000 $   49,878,437
      2.050%, 06/19/18.............................     50,000     49,863,195
      2.100%, 07/16/18.............................     25,000     24,885,944
                                                               --------------
TOTAL COMMERCIAL PAPER.............................               488,692,590
                                                               --------------

                                                      SHARES
                                                      ------         -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%................... 79,175,729     79,175,729
                                                               --------------

SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 32,743,849    378,846,334
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,445,188,240)............................             $8,404,049,676
                                                               ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  504,392,863   --    $  504,392,863
Bonds.........................          --  6,253,338,708   --     6,253,338,708
U.S. Treasury Obligations.....          --    659,604,492   --       659,604,492
Certificates of Deposit.......          --     39,998,960   --        39,998,960
Commercial Paper..............          --    488,692,590   --       488,692,590
Temporary Cash Investments.... $79,175,729             --   --        79,175,729
Securities Lending Collateral.          --    378,846,334   --       378,846,334
                               ----------- --------------   --    --------------
TOTAL......................... $79,175,729 $8,324,873,947   --    $8,404,049,676
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (89.9%)
AUSTRALIA -- (8.5%)
ANZ New Zealand International Ltd.
##  2.600%, 09/23/19.............................         750 $    745,719
Australia & New Zealand Banking Group, Ltd.
#   2.250%, 06/13/19.............................      59,108   58,814,814
    1.600%, 07/15/19.............................       8,565    8,432,608
    2.050%, 09/23/19.............................       1,168    1,154,413
##  2.250%, 12/19/19.............................      12,000   11,899,102
#   2.250%, 11/09/20.............................      16,895   16,517,016
Commonwealth Bank of Australia
    1.750%, 11/02/18.............................       4,630    4,609,334
    1.625%, 02/04/19............................. EUR   2,253    2,759,367
    2.250%, 03/13/19.............................       1,004    1,000,735
    4.250%, 04/24/19............................. AUD   1,500    1,149,311
    2.300%, 09/06/19.............................      11,019   10,929,995
    5.000%, 10/15/19.............................      12,500   12,847,847
##  2.250%, 03/10/20.............................      10,000    9,842,167
##  2.050%, 09/18/20.............................      41,500   40,429,724
    2.400%, 11/02/20.............................      25,800   25,377,017
National Australia Bank, Ltd.
    4.250%, 05/20/19............................. AUD  26,850   20,592,366
#   2.250%, 07/01/19.............................      18,070   17,949,719
##  2.250%, 07/01/19.............................      18,482   18,358,976
    1.375%, 07/12/19.............................      37,849   37,204,680
##  2.400%, 12/09/19.............................       2,492    2,471,709
#   2.250%, 01/10/20.............................       4,300    4,241,860
    2.125%, 05/22/20.............................      14,706   14,424,756
#   2.625%, 07/23/20.............................       6,100    6,036,107
    2.500%, 01/12/21.............................      10,000    9,800,390
Western Australian Treasury Corp.
    2.500%, 07/22/20............................. AUD  10,000    7,565,291
Westpac Banking Corp.
    2.250%, 01/17/19.............................      89,010   88,845,293
    4.500%, 02/25/19............................. AUD   8,000    6,125,657
#   1.650%, 05/13/19.............................       6,200    6,125,073
    1.600%, 08/19/19.............................       4,975    4,896,044
    2.150%, 03/06/20.............................       5,000    4,921,606
    2.300%, 05/26/20.............................      10,000    9,843,964
                                                              ------------
TOTAL AUSTRALIA..................................              465,912,660
                                                              ------------

AUSTRIA -- (2.9%)
Oesterreichische Kontrollbank AG
#   1.750%, 01/24/20.............................      78,908   77,694,903
    1.375%, 02/10/20.............................      50,518   49,403,573
#   1.875%, 01/20/21.............................      15,860   15,463,786
Republic of Austria Government Bond
##  0.250%, 10/18/19............................. EUR  12,400   15,142,127
                                                              ------------
TOTAL AUSTRIA....................................              157,704,389
                                                              ------------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
BELGIUM -- (0.1%)
Dexia Credit Local SA
      2.250%, 01/30/19.............................       5,944 $  5,929,112
                                                                ------------

CANADA -- (19.4%)
Alberta, Province of Canada
      2.000%, 06/01/19............................. CAD  81,000   63,232,930
      4.000%, 12/01/19............................. CAD  31,000   24,906,959
      1.900%, 12/06/19.............................      33,700   33,260,854
##    1.750%, 08/26/20.............................      15,000   14,607,837
      1.750%, 08/26/20.............................      15,800   15,404,463
Bank of Montreal
#     2.100%, 12/12/19.............................       6,015    5,936,585
Bank of Nova Scotia (The)
#     1.950%, 01/15/19.............................       8,363    8,327,278
      2.050%, 06/05/19.............................      10,000    9,920,661
#     1.650%, 06/14/19.............................      15,000   14,808,628
British Columbia, Province of Canada
      3.700%, 12/18/20............................. CAD  42,500   34,386,950
Canada Housing Trust No 1
##    1.950%, 06/15/19............................. CAD 143,000  111,603,372
##    3.750%, 03/15/20............................. CAD  30,000   24,129,912
##    1.450%, 06/15/20............................. CAD  10,000    7,698,586
##    1.250%, 12/15/20............................. CAD  15,000   11,429,651
Canadian Government Bond
      0.750%, 08/01/19............................. CAD  55,000   42,309,241
CPPIB Capital, Inc.
      1.100%, 06/10/19............................. CAD  45,000   34,771,214
##    1.250%, 09/20/19.............................       3,600    3,525,984
      1.400%, 06/04/20............................. CAD  27,500   21,110,713
Export Development Canada
      1.750%, 08/19/19.............................      18,000   17,818,920
## #  2.300%, 02/10/20.............................      10,000    9,938,546
Ontario, Province of Canada
      4.400%, 06/02/19............................. CAD  41,000   32,826,185
      2.100%, 09/08/19............................. CAD  72,000   56,226,676
      4.000%, 10/07/19.............................         543      553,122
      4.200%, 06/02/20............................. CAD  67,500   54,811,714
      2.550%, 02/12/21.............................      10,000    9,886,035
Quebec, Province of Canada
      4.500%, 12/01/19............................. CAD  31,000   25,098,906
      4.500%, 12/01/20............................. CAD  77,000   63,460,306
Royal Bank of Canada
      2.980%, 05/07/19............................. CAD  14,500   11,388,025
      1.500%, 07/29/19.............................         838      824,828
      2.125%, 03/02/20.............................      55,000   54,096,474
      2.150%, 03/06/20.............................      18,715   18,430,818
      1.920%, 07/17/20............................. CAD  42,000   32,308,875
      2.500%, 01/19/21.............................      12,831   12,598,111
      2.860%, 03/04/21............................. CAD   7,000    5,484,801
      2.030%, 03/15/21............................. CAD  30,000   22,975,427
Toronto-Dominion Bank (The)
      2.447%, 04/02/19............................. CAD  42,000   32,841,746
      2.125%, 07/02/19.............................       3,153    3,132,836
#     1.450%, 08/13/19.............................       5,659    5,563,532

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
    1.900%, 10/24/19.............................      29,675 $   29,264,001
#   2.250%, 11/05/19.............................      23,000     22,808,398
    1.693%, 04/02/20............................. CAD  35,000     26,898,438
    2.563%, 06/24/20............................. CAD  40,000     31,223,023
#   2.550%, 01/25/21.............................       5,000      4,925,093
                                                              --------------
TOTAL CANADA.....................................              1,066,756,654
                                                              --------------

DENMARK -- (1.2%)
Kommunekredit
    1.125%, 08/23/19.............................      61,900     60,732,318
    1.750%, 01/10/20.............................       1,500      1,478,160
    1.625%, 06/12/20.............................       4,500      4,396,370
                                                              --------------
TOTAL DENMARK....................................                 66,606,848
                                                              --------------

FINLAND -- (1.2%)
Finland Government International Bond
    1.750%, 09/10/19.............................       6,200      6,136,239
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................         800        790,280
    1.750%, 05/21/19.............................      35,300     35,010,399
    1.500%, 03/23/20.............................      25,529     24,965,115
                                                              --------------
TOTAL FINLAND....................................                 66,902,033
                                                              --------------

FRANCE -- (7.1%)
Agence Francaise de Developpement
    1.250%, 05/25/19............................. EUR   8,500     10,435,677
    1.375%, 08/02/19.............................      19,800     19,481,834
    1.625%, 01/21/20.............................     100,516     98,523,572
Caisse d'Amortissement de la Dette Sociale
##  1.750%, 09/24/19.............................       9,000      8,890,992
    1.750%, 09/24/19.............................      42,445     41,930,906
    1.875%, 01/13/20.............................      41,200     40,624,889
Dexia Credit Local SA
    0.040%, 12/11/19............................. EUR   5,000      6,071,588
    2.000%, 01/22/21............................. EUR  31,050     39,675,798
French Republic Government Bond OAT
    0.0%, 02/25/21............................... EUR  56,500     68,891,616
IXIS Corporate & Investment Bank SA
    5.875%, 02/24/20............................. GBP   4,000      5,963,173
Sanofi
    1.875%, 09/04/20............................. EUR   3,000      3,769,247
Total Capital Canada, Ltd.
    1.875%, 07/09/20............................. EUR   1,300      1,635,869
Total Capital International SA
#   2.125%, 01/10/19.............................      15,212     15,157,832
    2.100%, 06/19/19.............................       6,623      6,584,205
Total Capital SA
#   4.450%, 06/24/20.............................       3,750      3,867,603
    4.125%, 01/28/21.............................       6,000      6,160,043

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
FRANCE -- (Continued)
UNEDIC ASSEO
    0.0%, 11/25/20............................... EUR  13,000 $ 15,789,441
                                                              ------------
TOTAL FRANCE.....................................              393,454,285
                                                              ------------

GERMANY -- (8.0%)
Erste Abwicklungsanstalt
    1.375%, 10/30/19.............................      26,600   26,085,848
    --%, 02/25/21................................ EUR   3,000    3,641,674
FMS Wertmanagement
    1.000%, 08/16/19.............................      71,500   70,110,755
FMS Wertmanagement
    1.750%, 01/24/20.............................      29,450   29,006,378
FMS Wertmanagement AoeR
    0.0%, 10/20/20............................... EUR   2,000    2,433,313
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19.............................     104,600  103,150,919
    1.250%, 09/30/19.............................      36,500   35,818,273
    4.000%, 01/27/20.............................       5,000    5,114,873
    6.000%, 08/20/20............................. AUD  14,500   11,794,389
    1.375%, 02/01/21............................. GBP   1,000    1,388,097
NRW Bank
    1.875%, 07/01/19.............................      16,264   16,123,154
    1.250%, 07/29/19.............................      14,108   13,868,926
    2.000%, 09/23/19.............................      12,000   11,887,068
    1.875%, 01/27/20.............................      23,000   22,664,752
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19.............................       3,800    3,769,664
    1.625%, 07/25/19.............................      22,700   22,427,169
    1.250%, 09/16/19.............................      13,800   13,537,331
    1.625%, 01/22/20.............................      48,650   47,730,563
                                                              ------------
TOTAL GERMANY....................................              440,553,146
                                                              ------------

JAPAN -- (2.4%)
Toyota Credit Canada, Inc.
    2.250%, 05/23/19............................. CAD  12,238    9,543,724
Toyota Motor Credit Corp.
    1.700%, 01/09/19.............................      29,443   29,291,857
    2.100%, 01/17/19.............................       6,359    6,345,771
#   1.700%, 02/19/19.............................       6,967    6,924,384
#   1.400%, 05/20/19.............................      25,596   25,303,139
#   2.125%, 07/18/19.............................       3,331    3,309,377
#   2.200%, 01/10/20.............................      14,459   14,308,260
#   2.150%, 03/12/20.............................      29,198   28,818,596
    4.500%, 06/17/20.............................       4,500    4,649,304
    4.250%, 01/11/21.............................       5,000    5,155,054
                                                              ------------
TOTAL JAPAN......................................              133,649,466
                                                              ------------

LUXEMBOURG -- (0.3%)
European Financial Stability Facility
    0.100%, 01/19/21............................. EUR   7,000    8,538,051
    --%, 03/29/21................................ EUR   3,000    3,646,528

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
LUXEMBOURG -- (Continued)
Nestle Finance International, Ltd.
      1.250%, 05/04/20............................. EUR   1,979 $  2,452,530
                                                                ------------
TOTAL LUXEMBOURG...................................               14,637,109
                                                                ------------

NETHERLANDS -- (8.4%)
Bank Nederlandse Gemeenten NV
##    1.750%, 10/30/19.............................       7,500    7,403,197
      1.750%, 10/30/19.............................      32,320   31,902,846
      1.625%, 11/25/19.............................       2,800    2,754,531
      1.375%, 12/09/19............................. GBP  15,133   20,985,510
## #  2.500%, 02/28/20.............................      17,000   16,922,106
      1.750%, 03/24/20.............................      47,892   47,002,550
      2.125%, 12/14/20.............................      15,000   14,727,000
      4.375%, 02/16/21.............................      14,566   15,135,531
Cooperatieve Rabobank UA
      2.250%, 01/14/19.............................      70,043   69,881,368
      1.375%, 08/09/19.............................       1,320    1,294,160
#     2.250%, 01/14/20.............................      22,845   22,564,167
      4.750%, 01/15/20.............................       5,000    5,140,280
##    4.750%, 01/15/20.............................       4,750    4,883,266
      4.500%, 01/11/21.............................       2,962    3,060,370
      4.125%, 01/12/21............................. EUR     500      669,862
      4.625%, 01/13/21............................. GBP     850    1,268,175
      2.500%, 01/19/21.............................      21,650   21,276,368
Nederlandse Waterschapsbank NV
      1.750%, 09/05/19.............................      11,000   10,870,255
##    1.750%, 09/05/19.............................      26,700   26,385,073
      1.250%, 09/09/19.............................       2,430    2,386,032
      1.000%, 12/09/19............................. GBP   4,180    5,762,153
      1.625%, 03/04/20.............................      39,199   38,430,700
Shell International Finance BV
#     1.375%, 05/10/19.............................      14,857   14,688,967
#     1.375%, 09/12/19.............................      41,375   40,641,118
      4.300%, 09/22/19.............................       4,000    4,092,636
      4.375%, 03/25/20.............................      14,278   14,690,428
      2.250%, 11/10/20.............................      16,618   16,381,246
                                                                ------------
TOTAL NETHERLANDS..................................              461,199,895
                                                                ------------

NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
      2.600%, 09/23/19.............................       4,823    4,795,473
                                                                ------------

NORWAY -- (2.2%)
Kommunalbanken A.S.
      2.125%, 03/15/19.............................       3,678    3,666,525
      1.500%, 09/09/19.............................       6,500    6,406,413
      1.500%, 10/22/19.............................      35,878   35,295,341
      1.625%, 01/15/20.............................       3,000    2,948,007
Statoil ASA
      2.250%, 11/08/19.............................      56,499   56,005,795
      2.000%, 09/10/20............................. EUR     500      632,402
      2.900%, 11/08/20.............................      10,673   10,672,443
      5.625%, 03/11/21............................. EUR   2,476    3,460,281
                                                                ------------
TOTAL NORWAY.......................................              119,087,207
                                                                ------------

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SINGAPORE -- (2.7%)
Singapore Government Bond
    2.500%, 06/01/19............................. SGD 115,000 $ 87,536,942
    1.625%, 10/01/19............................. SGD  82,500   62,138,303
                                                              ------------
TOTAL SINGAPORE..................................              149,675,245
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.5%)
African Development Bank
    1.125%, 09/20/19.............................      20,000   19,609,200
    1.375%, 02/12/20.............................      24,438   23,906,302
    1.875%, 03/16/20.............................      14,250   14,048,025
Asian Development Bank
    2.800%, 01/19/21............................. AUD   9,000    6,832,321
Council Of Europe Development Bank
    1.750%, 11/14/19.............................       3,779    3,732,027
    1.250%, 12/23/19............................. GBP   3,000    4,155,168
    1.625%, 03/10/20.............................      71,306   69,982,561
European Bank for Reconstruction & Development
    1.750%, 11/26/19.............................      22,505   22,222,787
European Investment Bank
    1.250%, 12/16/19.............................       9,000    8,808,660
    2.250%, 03/07/20............................. GBP   6,700    9,453,026
#   1.625%, 03/16/20.............................      81,819   80,315,167
    2.800%, 01/15/21............................. AUD   4,000    3,039,351
    4.000%, 02/16/21.............................      15,000   15,482,031
#   2.000%, 03/15/21.............................      20,000   19,570,101
Inter-American Development Bank
#   1.125%, 09/12/19.............................      23,280   22,850,857
    1.750%, 10/15/19.............................       2,500    2,472,460
International Bank for Reconstruction & Development
#   0.875%, 08/15/19.............................      19,850   19,446,469
    1.875%, 10/07/19.............................      59,001   58,465,212
    2.800%, 01/13/21............................. AUD  10,000    7,592,665
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              411,984,390
                                                              ------------

SWEDEN -- (8.6%)
Kommuninvest I Sverige AB
    1.125%, 09/17/19.............................      14,700   14,404,015
    2.000%, 11/12/19.............................      54,200   53,688,894
    1.750%, 03/19/20.............................      50,260   49,392,311
    2.500%, 12/01/20............................. SEK 308,000   37,395,058
Nordea Bank AB
    2.375%, 04/04/19.............................       6,986    6,962,567
##  1.625%, 09/30/19.............................      16,000   15,696,075
Svensk Exportkredit AB
    1.250%, 04/12/19.............................       3,645    3,603,999
    1.875%, 06/17/19.............................      71,258   70,711,451
    1.125%, 08/28/19.............................       9,250    9,074,487

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
SWEDEN -- (Continued)
      1.750%, 08/28/20.............................      27,971 $ 27,295,468
#     1.750%, 03/10/21.............................      20,000   19,373,459
Svenska Handelsbanken AB
      2.500%, 01/25/19.............................      86,287   86,192,052
      4.500%, 04/10/19............................. AUD   2,500    1,917,767
      2.250%, 06/17/19.............................      42,545   42,268,548
      1.500%, 09/06/19.............................      21,261   20,860,702
      1.950%, 09/08/20.............................       2,500    2,431,055
#     2.400%, 10/01/20.............................       4,000    3,929,369
      3.000%, 11/20/20............................. GBP   1,000    1,435,025
Swedbank AB
## #  2.375%, 02/27/19.............................       7,579    7,551,693
                                                                ------------
TOTAL SWEDEN.......................................              474,183,995
                                                                ------------

UNITED STATES -- (9.3%)
Apple, Inc.
#     2.100%, 05/06/19.............................   $   8,148    8,128,364
      2.850%, 08/28/19............................. AUD   3,680    2,784,415
      1.500%, 09/12/19.............................      88,350   87,085,196
#     1.800%, 11/13/19.............................       5,000    4,939,250
#     1.550%, 02/07/20.............................       9,900    9,728,644
      1.900%, 02/07/20.............................      22,408   22,127,228
      2.000%, 11/13/20.............................       3,267    3,203,097
#     2.250%, 02/23/21.............................      18,600   18,285,557
Berkshire Hathaway, Inc.
      2.100%, 08/14/19.............................       3,909    3,891,012
      0.250%, 01/17/21............................. EUR   1,074    1,303,353
Chevron Corp.
      1.686%, 02/28/19.............................       4,670    4,639,880
      1.561%, 05/16/19.............................      31,115   30,819,719
#     2.193%, 11/15/19.............................      31,566   31,297,535
      1.961%, 03/03/20.............................       4,150    4,094,556
      1.991%, 03/03/20.............................      21,089   20,814,183
Cisco Systems, Inc.
      2.125%, 03/01/19.............................       6,497    6,482,339
      1.400%, 09/20/19.............................      33,306   32,787,488
      4.450%, 01/15/20.............................      38,004   39,089,394
#     2.450%, 06/15/20.............................       9,935    9,876,471
#     2.200%, 02/28/21.............................       2,725    2,675,128
Coca-Cola Co. (The)
      1.875%, 10/27/20.............................       4,077    3,984,693
Exxon Mobil Corp.
#     1.912%, 03/06/20.............................      19,700   19,436,249
#     2.222%, 03/01/21.............................       5,000    4,918,443
Merck & Co., Inc.
      1.850%, 02/10/20.............................      18,426   18,158,845
Microsoft Corp.
#     4.200%, 06/01/19.............................       5,650    5,752,370
      1.850%, 02/06/20.............................      12,000   11,839,338
#     1.850%, 02/12/20.............................      14,000   13,810,325
Nestle Holdings, Inc.
      2.125%, 01/14/20.............................       5,500    5,435,634
      1.750%, 12/09/20............................. GBP   2,400    3,350,792
Novartis Capital Corp.
#     1.800%, 02/14/20.............................       7,805    7,675,041

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Oracle Corp.
    2.250%, 01/10/21............................. EUR  22,330 $   28,580,946
Pfizer, Inc.
    2.100%, 05/15/19.............................      24,850     24,735,186
Procter & Gamble Co. (The)
    4.125%, 12/07/20............................. EUR   2,791      3,735,163
#   1.850%, 02/02/21.............................       8,890      8,653,566
Walmart Inc
    1.750%, 10/09/19.............................       8,900      8,811,688
                                                              --------------
TOTAL UNITED STATES..............................                512,931,088
                                                              --------------
TOTAL BONDS......................................              4,945,962,995
                                                              --------------

AGENCY OBLIGATIONS -- (5.4%)
Federal Home Loan Bank
    2.000%, 09/13/19.............................      35,000     34,801,060
#   1.500%, 10/21/19.............................      29,000     28,600,235
    1.375%, 11/15/19.............................       5,000      4,921,750
    2.125%, 02/11/20.............................       5,000      4,965,715
    1.875%, 03/13/20.............................      24,000     23,716,224
    4.125%, 03/13/20.............................      39,900     41,026,776
    2.375%, 03/30/20.............................      32,100     32,002,223
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19.............................      56,300     55,365,589
Federal National Mortgage Association
    1.750%, 09/12/19.............................       7,000      6,938,246
    1.000%, 10/24/19.............................      25,000     24,469,975
#   1.500%, 02/28/20.............................      42,000     41,246,814
                                                              --------------
TOTAL AGENCY OBLIGATIONS.........................                298,054,607
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (1.6%)
U.S. Treasury Notes
    1.000%, 10/15/19.............................      10,000      9,798,047
    1.250%, 01/31/20.............................      15,000     14,691,211
    1.250%, 02/29/20.............................      20,000     19,560,156
    1.375%, 03/31/20.............................      20,000     19,585,938
    1.500%, 04/15/20.............................      25,000     24,523,437
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS..................                 88,158,789
                                                              --------------
TOTAL INVESTMENT SECURITIES......................              5,332,176,391
                                                              --------------


DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          SHARES       VALUE+
                                                    -     ------       ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund...............     14,693,669 $  170,005,749
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,548,227,723)............................                 $5,502,182,140
                                                                   ==============

At April 30, 2018, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                     SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ---------------------------- ----------             --------------
USD    22,947,816  SGD  30,221,608 UBS AG                               05/14/18        $   151,401
USD    22,114,797  SGD  28,981,472 JP Morgan                            05/17/18            252,561
USD    11,199,769  SGD  14,762,707 Citibank, N.A.                       05/25/18             61,769
USD    19,470,198  SGD  25,536,710 State Street Bank and Trust          07/03/18            185,128
USD    88,864,360  EUR  72,029,035 State Street Bank and Trust          07/03/18          1,468,674
USD    88,744,291  EUR  71,909,139 State Street Bank and Trust          07/05/18          1,480,610
USD   131,997,623  CAD 168,477,186 State Street Bank and Trust          07/06/18            575,071
USD    55,950,159  GBP  39,347,321 UBS AG                               07/10/18          1,596,655
USD    89,550,160  CAD 112,824,515 Bank of America Corp.                07/10/18          1,532,817
USD    96,666,882  CAD 121,588,668 HSBC Bank                            07/11/18          1,810,431
USD   121,164,612  CAD 152,465,478 JP Morgan                            07/13/18          2,214,930
USD    24,409,149  CAD  31,268,947 JP Morgan                            07/16/18             12,396
USD    88,278,376  CAD 110,689,466 JP Morgan                            07/16/18          1,915,907
USD     8,765,517  AUD  11,284,706 State Street Bank and Trust          07/17/18            267,152
USD   127,822,023  CAD 160,808,579 State Street Bank and Trust          07/19/18          2,347,670
USD    74,514,776  AUD  96,853,567 HSBC Bank                            07/20/18          1,573,927
USD   125,456,379  CAD 158,845,954 Morgan Stanley                       07/20/18          1,510,839
USD    15,531,076  SGD  20,500,030 State Street Bank and Trust          07/23/18             42,187
USD    21,551,508  SGD  28,450,210 Citibank, N.A.                       07/24/18             55,305
USD    39,330,617  SEK 334,220,926 UBS AG                               07/25/18            913,019
USD    51,832,752  EUR  42,310,392 State Street Bank and Trust          07/26/18            404,582
                                                                                        -----------
                                                                  TOTAL APPRECIATION    $20,373,031

AUD    15,099,888  USD  11,403,511 UBS AG                               07/20/18        $   (31,719)
CAD    10,438,926  USD   8,319,898 Citibank, N.A.                       07/06/18           (176,895)
CAD       303,420  USD     236,754 Citibank, N.A.                       07/19/18                 (4)
USD    22,714,970  SGD  30,136,133 Citibank, N.A.                       07/25/18            (55,619)
USD    15,164,946  SGD  20,085,107 Bank of America Corp.                07/26/18            (11,545)
                                                                                        -----------
                                                                  TOTAL (DEPRECIATION)  $  (275,782)
                                                                                        -----------
                                                                  TOTAL APPRECIATION
                                                                  (DEPRECIATION)        $20,097,249
                                                                                        ===========

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --      $465,912,660   --      $465,912,660
  Austria................................   --       157,704,389   --       157,704,389
  Belgium................................   --         5,929,112   --         5,929,112
  Canada.................................   --     1,066,756,654   --     1,066,756,654
  Denmark................................   --        66,606,848   --        66,606,848
  Finland................................   --        66,902,033   --        66,902,033
  France.................................   --       393,454,285   --       393,454,285
  Germany................................   --       440,553,146   --       440,553,146
  Japan..................................   --       133,649,466   --       133,649,466
  Luxembourg.............................   --        14,637,109   --        14,637,109
  Netherlands............................   --       461,199,895   --       461,199,895
  New Zealand............................   --         4,795,473   --         4,795,473
  Norway.................................   --       119,087,207   --       119,087,207
  Singapore..............................   --       149,675,245   --       149,675,245
  Supranational Organization Obligations.   --       411,984,390   --       411,984,390
  Sweden.................................   --       474,183,995   --       474,183,995
  United States..........................   --       512,931,088   --       512,931,088
Agency Obligations.......................   --       298,054,607   --       298,054,607
U.S. Treasury Obligations................   --        88,158,789   --        88,158,789
Securities Lending Collateral............   --       170,005,749   --       170,005,749
Forward Currency Contracts**.............   --        20,097,249   --        20,097,249
                                            --    --------------   --    --------------
TOTAL....................................   --    $5,522,279,389   --    $5,522,279,389
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (90.1%)
AUSTRALIA -- (6.8%)
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   2,000 $ 2,411,649
Australia & New Zealand Banking Group, Ltd.
#   2.700%, 11/16/20.............................       7,000   6,922,458
    3.300%, 03/07/22............................. AUD   2,000   1,515,779
    2.625%, 11/09/22.............................       6,667   6,409,504
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................       1,310   1,292,564
    2.900%, 07/12/21............................. AUD   2,000   1,500,948
    3.250%, 01/17/22............................. AUD   1,000     757,369
##  2.750%, 03/10/22.............................       2,000   1,950,399
    3.250%, 03/31/22............................. AUD   6,000   4,534,174
    0.500%, 07/11/22............................. EUR   5,725   6,927,840
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       4,475   4,483,032
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................      15,000  14,877,865
    2.625%, 01/14/21.............................       1,905   1,875,583
    3.000%, 05/12/21............................. AUD   1,000     753,869
    1.875%, 07/12/21.............................       1,350   1,292,708
    0.875%, 01/20/22............................. EUR   1,112   1,368,059
    2.500%, 05/22/22.............................       3,968   3,828,304
    0.350%, 09/07/22............................. EUR   1,500   1,801,817
Westpac Banking Corp.
    4.875%, 11/19/19.............................       5,000   5,143,957
    0.250%, 01/17/22............................. EUR   8,500  10,215,481
                                                              -----------
TOTAL AUSTRALIA..................................              79,863,359
                                                              -----------

AUSTRIA -- (0.6%)
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   6,100   7,389,128
                                                              -----------

BELGIUM -- (0.8%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................       3,327   3,202,135
Dexia Credit Local SA
    0.625%, 01/21/22............................. EUR   1,250   1,540,520
    0.250%, 06/02/22............................. EUR   2,000   2,425,415
    1.125%, 06/15/22............................. GBP   2,000   2,716,002
                                                              -----------
TOTAL BELGIUM....................................               9,884,072
                                                              -----------

CANADA -- (5.8%)
Bank of Montreal
    1.900%, 08/27/21.............................       4,000   3,827,520
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................       5,000   4,960,330
#   2.800%, 07/21/21.............................         420     414,757

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Goldcorp, Inc.
    3.625%, 06/09/21.............................         500 $   500,074
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD   5,000   4,013,201
Province of Ontario Canada
    2.500%, 09/10/21.............................      15,000  14,730,040
Province of Quebec Canada
    0.875%, 05/24/22............................. GBP   4,730   6,374,370
Quebec, Province of Canada
    4.500%, 12/01/18............................. CAD   9,000   7,129,133
Royal Bank of Canada
    2.150%, 03/06/20.............................       7,197   7,087,716
    2.750%, 02/01/22.............................       5,614   5,499,886
    1.968%, 03/02/22............................. CAD   8,000   6,051,513
Toronto-Dominion Bank (The)
    1.994%, 03/23/22............................. CAD  10,000   7,577,086
                                                              -----------
TOTAL CANADA.....................................              68,165,626
                                                              -----------

DENMARK -- (0.4%)
Danske Bank A.S.
##  2.800%, 03/10/21.............................       5,000   4,931,194
                                                              -----------

FINLAND -- (1.4%)
Finland Government Bond
##  1.625%, 09/15/22............................. EUR  12,000  15,579,688
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR     725     889,077
    0.375%, 10/11/22............................. EUR     500     601,538
                                                              -----------
TOTAL FINLAND....................................              17,070,303
                                                              -----------

FRANCE -- (5.3%)
BPCE SA
    1.125%, 12/14/22............................. EUR   1,800   2,237,703
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22............................. EUR   3,500   4,241,544
Credit Agricole SA
##  2.750%, 06/10/20.............................       5,000   4,950,735
Electricite de France SA
##  2.350%, 10/13/20.............................       5,300   5,211,150
French Republic Government Bond OAT
    --%, 05/25/22................................ EUR  10,400  12,617,650
    2.250%, 10/25/22............................. EUR   8,500  11,329,857
Societe Generale SA
##  2.500%, 04/08/21.............................       4,200   4,094,181
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   1,500   1,872,909

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
FRANCE -- (Continued)
Total Capital SA
      4.450%, 06/24/20.............................       8,000 $ 8,250,887
      4.125%, 01/28/21.............................       4,000   4,106,695
Unedic Asseo
      0.875%, 10/25/22............................. EUR   3,400   4,253,941
                                                                -----------
TOTAL FRANCE.......................................              63,167,252
                                                                -----------

GERMANY -- (5.7%)
Bayer U.S. Finance LLC
##    2.375%, 10/08/19.............................       5,000   4,951,590
BMW US Capital LLC
## #  2.000%, 04/11/21.............................       2,365   2,280,325
Deutsche Bank AG
      2.950%, 08/20/20.............................       1,000     984,050
      1.500%, 01/20/22............................. EUR   1,000   1,227,179
FMS Wertmanagement AoeR
      1.625%, 11/20/18.............................       6,800   6,772,663
      0.875%, 02/14/22............................. GBP   2,000   2,722,340
Kreditanstalt fuer Wiederaufbau
      1.500%, 04/20/20.............................      14,000  13,678,250
      0.875%, 03/15/22............................. GBP  12,110  16,470,200
      2.900%, 06/06/22............................. AUD   1,000     757,781
      --%, 12/15/22................................ EUR   2,000   2,410,190
NRW Bank
      --%, 08/10/22................................ EUR   5,000   6,023,652
      --%, 11/11/22................................ EUR   5,000   6,010,532
Volkswagen Group of America Finance LLC
##    2.400%, 05/22/20.............................       3,625   3,565,041
                                                                -----------
TOTAL GERMANY......................................              67,853,793
                                                                -----------

IRELAND -- (0.7%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       2,800   2,711,712
Allergan Funding SCS
      3.450%, 03/15/22.............................       6,000   5,898,159
                                                                -----------
TOTAL IRELAND......................................               8,609,871
                                                                -----------

ITALY -- (1.0%)
Intesa Sanpaolo SpA
      0.875%, 06/27/22............................. EUR   3,000   3,653,096
## #  3.125%, 07/14/22.............................       4,550   4,383,334
Italy Buoni Poliennali Del Tesoro
      1.450%, 09/15/22............................. EUR   2,900   3,645,539
                                                                -----------
TOTAL ITALY........................................              11,681,969
                                                                -----------

JAPAN -- (4.1%)
American Honda Finance Corp.
#     2.450%, 09/24/20.............................       3,300   3,261,879
Mitsubishi UFJ Financial Group, Inc.
      0.680%, 01/26/23............................. EUR   1,790   2,157,998

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (Continued)
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................       4,000 $ 3,906,016
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................   $   3,000   2,973,382
MUFG Union Bank NA
#   2.625%, 09/26/18.............................       2,245   2,244,639
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................       3,500   3,424,952
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................       3,000   2,882,837
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   4,000   3,027,377
Toyota Motor Credit Corp.
#   1.900%, 04/08/21.............................      20,928  20,300,368
    2.600%, 01/11/22.............................       3,152   3,085,129
    0.750%, 07/21/22............................. EUR     500     613,729
                                                              -----------
TOTAL JAPAN......................................              47,878,306
                                                              -----------

LUXEMBOURG -- (0.7%)
European Financial Stability Facility
    0.500%, 01/20/23............................. EUR   6,500   8,008,121
                                                              -----------

NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................       5,000   4,962,320
    1.750%, 03/24/20.............................      10,000   9,814,280
    1.000%, 03/15/22............................. GBP   1,000   1,362,382
    0.500%, 08/26/22............................. EUR   5,000   6,151,030
Cooperatieve Rabobank UA
    0.125%, 10/11/21............................. EUR     900   1,083,940
    2.750%, 01/10/22.............................         810     792,001
    4.000%, 01/11/22............................. EUR     980   1,346,096
    4.750%, 06/06/22............................. EUR   1,367   1,944,882
ING Bank NV
##  2.750%, 03/22/21.............................       5,000   4,931,618
Mylan, Inc.
#   2.550%, 03/28/19.............................       4,400   4,382,761
Shell International Finance BV
#   4.375%, 03/25/20.............................      10,000  10,288,855
#   2.250%, 11/10/20.............................       4,606   4,540,379
    1.750%, 09/12/21.............................       7,000   6,711,581
Volkswagen International Finance NV
    0.875%, 01/16/23............................. EUR     300     365,250
                                                              -----------
TOTAL NETHERLANDS................................              58,677,375
                                                              -----------

NORWAY -- (1.1%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................      13,250  12,899,312
                                                              -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SPAIN -- (0.7%)
Banco Santander SA
#   3.848%, 04/12/23.............................       3,000 $ 2,976,136
Santander UK P.L.C.
    2.375%, 03/16/20.............................       2,000   1,974,033
Spain Government Bond
##  5.400%, 01/31/23............................. EUR   2,500   3,753,781
                                                              -----------
TOTAL SPAIN......................................               8,703,950
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.7%)
Asian Development Bank
    1.375%, 01/15/19.............................       6,000   5,959,857
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR  21,960  26,485,316
European Investment Bank
#   1.875%, 03/15/19.............................      10,000   9,955,117
    1.750%, 06/17/19.............................       5,000   4,959,750
    4.250%, 12/07/21............................. GBP     220     335,321
    5.000%, 08/22/22............................. AUD   1,000     822,993
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  17,350  20,925,434
International Bank for Reconstruction &
 Development
    0.750%, 12/07/21............................. GBP   5,000   6,790,783
International Finance Corp.
    2.800%, 08/15/22............................. AUD   4,500   3,401,511
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              79,636,082
                                                              -----------

SWEDEN -- (7.8%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK 269,000  30,689,282
Nordea Bank AB
    0.300%, 06/30/22............................. EUR   5,000   6,019,788
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22............................. EUR   1,250   1,509,112
    1.250%, 08/05/22............................. GBP   2,000   2,708,287
Svenska Handelsbanken AB
    2.400%, 10/01/20.............................      15,145  14,877,572
    0.250%, 02/28/22............................. EUR   4,600   5,542,471
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 231,000  30,381,895
                                                              -----------
TOTAL SWEDEN.....................................              91,728,407
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (0.4%)
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22............................. EUR   1,000 $ 1,234,058
UBS AG
    2.375%, 08/14/19.............................         667     663,298
UBS Group Funding Switzerland AG
    1.750%, 11/16/22............................. EUR   2,000   2,524,159
                                                              -----------
TOTAL SWITZERLAND................................               4,421,515
                                                              -----------

UNITED KINGDOM -- (1.8%)
Anglo American Capital P.L.C.
##  3.750%, 04/10/22.............................       3,733   3,698,395
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................       5,000   4,916,662
Barclays P.L.C.
#   2.750%, 11/08/19.............................       8,000   7,944,936
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................         856     847,966
British Telecommunications P.L.C.
    0.500%, 06/23/22............................. EUR     400     482,207
HSBC USA, Inc.
    2.350%, 03/05/20.............................       2,825   2,790,477
Unilever Capital Corp.
    4.250%, 02/10/21.............................       1,000   1,032,805
                                                              -----------
TOTAL UNITED KINGDOM.............................              21,713,448
                                                              -----------

UNITED STATES -- (33.3%)
Abbott Laboratories
    2.000%, 03/15/20.............................   $   6,774   6,650,655
AbbVie, Inc.
    2.500%, 05/14/20.............................       1,422   1,404,995
Activision Blizzard, Inc.
    2.600%, 06/15/22.............................       5,000   4,825,992
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................       3,990   3,964,738
Altria Group, Inc.
    2.850%, 08/09/22.............................       5,700   5,552,418
Ameren Corp.
    2.700%, 11/15/20.............................       1,000     986,242
American Express Credit Corp.
#   2.250%, 08/15/19.............................       2,500   2,485,288
American Honda Finance Corp.
    1.375%, 11/10/22............................. EUR   2,000   2,515,044
AmerisourceBergen Corp.
#   3.500%, 11/15/21.............................       5,000   5,009,650
Amgen, Inc.
    2.200%, 05/22/19.............................         575     572,234

                See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Apache Corp.
    6.900%, 09/15/18.............................       4,890 $ 4,967,113
Apple, Inc.
    2.250%, 02/23/21.............................      12,050  11,846,288
    2.850%, 05/06/21.............................      11,176  11,138,257
AutoZone, Inc.
    2.875%, 01/15/23.............................       3,000   2,894,113
Bank of America Corp.
    2.600%, 01/15/19.............................       1,670   1,669,699
    2.650%, 04/01/19.............................       1,000   1,000,223
Biogen, Inc.
    2.900%, 09/15/20.............................       5,000   4,976,017
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   1,900   2,320,325
Boston Scientific Corp.
    6.000%, 01/15/20.............................       1,433   1,496,304
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.............................       1,200   1,192,149
Capital One NA/Mclean
    2.950%, 07/23/21.............................       4,495   4,418,568
CBS Corp.
    2.300%, 08/15/19.............................       1,417   1,403,133
Celgene Corp.
    2.250%, 05/15/19.............................       1,300   1,291,774
    3.550%, 08/15/22.............................       1,777   1,763,396
Chevron Corp.
#   2.419%, 11/17/20.............................      10,000   9,937,167
    2.100%, 05/16/21.............................       2,200   2,145,797
#   2.498%, 03/03/22.............................       3,000   2,937,296
Cigna Corp.
    4.500%, 03/15/21.............................       1,000   1,024,696
Cisco Systems, Inc.
    2.200%, 02/28/21.............................       5,000   4,908,491
Citizens Bank NA
#   2.550%, 05/13/21.............................       2,836   2,774,206
Comerica, Inc.
    2.125%, 05/23/19.............................         700     695,745
Conagra Brands, Inc.
    3.200%, 01/25/23.............................       2,000   1,962,412
CVS Health Corp.
    2.250%, 08/12/19.............................         600     595,020
#   2.800%, 07/20/20.............................       2,665   2,648,568
Discovery Communications LLC
##  2.750%, 11/15/19.............................       6,000   5,965,201
Dominion Energy, Inc.
    2.500%, 12/01/19.............................       4,667   4,610,961
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................       1,000     973,737
Dr Pepper Snapple Group, Inc.
    2.700%, 11/15/22.............................       1,000     950,810
DTE Energy Co.
    2.400%, 12/01/19.............................       2,210   2,179,852
E*TRADE Financial Corp.
    2.950%, 08/24/22.............................       4,000   3,874,975
eBay, Inc.
#   2.200%, 08/01/19.............................       5,500   5,465,306

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................       1,000 $ 1,023,673
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       2,865   2,842,056
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       5,009   4,941,938
    2.222%, 03/01/21.............................       2,800   2,754,328
Fifth Third Bancorp
    2.300%, 03/01/19.............................       2,270   2,262,090
Fifth Third Bank
    2.375%, 04/25/19.............................         453     452,010
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       1,387   1,388,343
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................       3,000   2,973,438
GATX Corp.
    2.500%, 03/15/19.............................       3,000   2,991,082
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.............................      12,715  12,428,682
General Electric Co.
    0.375%, 05/17/22............................. EUR   4,523   5,429,529
General Motors Financial Co., Inc.
    3.450%, 01/14/22.............................       5,000   4,944,584
Gilead Sciences, Inc.
#   2.550%, 09/01/20.............................       2,118   2,101,840
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.............................         500     489,351
    5.250%, 07/27/21.............................       5,000   5,285,863
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................       5,000   4,905,363
Hershey Co. (The)
    4.125%, 12/01/20.............................         300     308,567
Humana, Inc.
    2.625%, 10/01/19.............................       1,455   1,448,645
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................       4,400   4,401,024
International Business Machines Corp.
    2.500%, 01/27/22.............................       5,000   4,870,640
Johnson & Johnson
#   1.650%, 03/01/21.............................       4,452   4,323,412
    0.250%, 01/20/22............................. EUR   4,200   5,092,125
Kellogg Co.
    0.800%, 11/17/22............................. EUR     450     546,976
KeyCorp
    2.900%, 09/15/20.............................       2,142   2,126,793
Kroger Co. (The)
    2.300%, 01/15/19.............................       1,700   1,694,801
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       1,553   1,605,936
Legg Mason, Inc.
    2.700%, 07/15/19.............................       5,425   5,395,469

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lockheed Martin Corp.
#   2.500%, 11/23/20.............................       3,500 $ 3,458,502
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................       3,500   3,513,337
Marriott International, Inc.
    6.750%, 05/15/18.............................       1,000   1,001,545
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................       2,200   2,181,590
Mastercard, Inc.
    1.100%, 12/01/22............................. EUR   1,000   1,239,015
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................       2,800   2,792,750
Merck & Co., Inc.
#   3.875%, 01/15/21.............................       6,244   6,386,968
MetLife, Inc.
#   4.750%, 02/08/21.............................       2,300   2,391,778
Microsoft Corp.
    1.850%, 02/12/20.............................       2,000   1,972,904
    1.550%, 08/08/21.............................       1,178   1,128,788
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       6,000   5,712,257
Monsanto Co.
    2.125%, 07/15/19.............................       2,500   2,477,449
Morgan Stanley
    7.300%, 05/13/19.............................       1,800   1,881,399
#   2.375%, 07/23/19.............................       1,365   1,358,582
Mosaic Co. (The)
    3.750%, 11/15/21.............................       6,000   5,985,739
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       4,000   3,810,943
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       3,850   3,821,034
Nordstrom, Inc.
    4.750%, 05/01/20.............................       5,225   5,373,341
Nuveen Finance LLC
##  2.950%, 11/01/19.............................       3,474   3,461,733
NVIDIA Corp.
#   2.200%, 09/16/21.............................         575     557,884
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       1,000   1,026,611
    3.625%, 05/01/22.............................       2,000   2,001,314
ONEOK Partners L.P.
    3.375%, 10/01/22.............................       1,000     983,002
Oracle Corp.
    1.900%, 09/15/21.............................      20,000  19,297,011
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................         100     100,212
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................         361     357,187
PepsiCo, Inc.
    4.500%, 01/15/20.............................         451     464,872
Pfizer, Inc.
    0.250%, 03/06/22............................. EUR  13,680  16,506,566

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
UNITED STATES -- (Continued)
Procter & Gamble Co. (The)
    2.150%, 08/11/22.............................       7,369 $    7,096,636
    2.000%, 08/16/22............................. EUR     400        517,498
Progress Energy, Inc.
    4.400%, 01/15/21.............................       1,500      1,535,488
Regions Financial Corp.
    2.750%, 08/14/22.............................       1,500      1,446,026
Republic Services, Inc.
    3.800%, 05/15/18.............................         233        233,117
Roper Technologies, Inc.
    2.800%, 12/15/21.............................       1,000        977,352
Santander Holdings USA, Inc.
#   3.400%, 01/18/23.............................       6,525      6,320,251
Sherwin-Williams Co. (The)
#   2.750%, 06/01/22.............................       2,000      1,936,376
Southern Co. (The)
    2.750%, 06/15/20.............................       5,000      4,953,889
Southwest Airlines Co.
    2.750%, 11/06/19.............................       5,000      4,975,336
State Street Corp.
    2.550%, 08/18/20.............................       2,000      1,984,429
Stryker Corp.
    2.625%, 03/15/21.............................       2,400      2,367,288
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................       1,070      1,058,982
Time Warner, Inc.
    4.875%, 03/15/20.............................       2,635      2,721,543
    4.000%, 01/15/22.............................       3,470      3,525,381
Union Pacific Corp.
    1.800%, 02/01/20.............................         844        829,121
    4.000%, 02/01/21.............................       1,470      1,504,025
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................         710        705,075
Verizon Communications, Inc.
    4.600%, 04/01/21.............................       1,197      1,244,525
    3.125%, 03/16/22.............................       3,650      3,608,334
Viacom, Inc.
    4.500%, 03/01/21.............................       6,000      6,159,496
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................       1,590      1,584,435
Wells Fargo & Co.
    2.150%, 01/30/20.............................         750        740,086
    1.500%, 09/12/22............................. EUR     300        375,128
Wisconsin Electric Power Co.
    1.700%, 06/15/18.............................         535        534,552
Xerox Corp.
    4.070%, 03/17/22.............................       2,900      2,879,913
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................       2,210      2,188,890
                                                              --------------
TOTAL UNITED STATES..............................                394,270,898
                                                              --------------
TOTAL BONDS......................................              1,066,553,981
                                                              --------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (8.0%)
U.S. Treasury Notes
    0.750%, 02/15/19.............................    75,500 $   74,629,980
    1.500%, 05/31/19.............................    20,000     19,826,563
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS..................               94,456,543
                                                            --------------
TOTAL INVESTMENT SECURITIES......................            1,161,010,524
                                                            --------------

                                                         SHARES       VALUE+
                                                         ------       ------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund...............     1,893,506 $   21,907,864
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,196,172,461)............................                $1,182,918,388
                                                                  ==============

At April 30, 2018, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     UNREALIZED
                                                                                      FOREIGN
                                                                                      EXCHANGE
                                                                    SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------ --------------
USD   102,909,839  EUR  83,248,385 State Street Bank and Trust       05/08/18        $2,344,038
USD    28,054,966  CAD  35,969,608 Bank of America Corp.             06/11/18            15,047
USD    65,674,821  SEK 533,978,795 State Street Bank and Trust       06/12/18         4,511,211
USD    14,479,081  AUD  18,856,236 Citibank, N.A.                    06/28/18           280,634
USD    40,254,866  GBP  28,715,057 State Street Bank and Trust       07/23/18           564,330
USD   138,152,812  EUR 112,141,246 State Street Bank and Trust       07/23/18         1,877,033
                                                                                     ----------
                                                                TOTAL APPRECIATION   $9,592,293
                                                                                     ==========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------
                            LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                            ------- -------------- ------- --------------
       Bonds
        Australia..........   --    $   79,863,359   --    $   79,863,359
        Austria............   --         7,389,128   --         7,389,128
        Belgium............   --         9,884,072   --         9,884,072
        Canada.............   --        68,165,626   --        68,165,626
        Denmark............   --         4,931,194   --         4,931,194
        Finland............   --        17,070,303   --        17,070,303
        France.............   --        63,167,252   --        63,167,252
        Germany............   --        67,853,793   --        67,853,793
        Ireland............   --         8,609,871   --         8,609,871
        Italy..............   --        11,681,969   --        11,681,969
        Japan..............   --        47,878,306   --        47,878,306
        Luxembourg.........   --         8,008,121   --         8,008,121
        Netherlands........   --        58,677,375   --        58,677,375
        Norway.............   --        12,899,312   --        12,899,312
        Spain..............   --         8,703,950   --         8,703,950
        Supranational
          Organization
          Obligations......   --        79,636,082   --        79,636,082
        Sweden.............   --        91,728,407   --        91,728,407
        Switzerland........   --         4,421,515   --         4,421,515
        United Kingdom.....   --        21,713,448   --        21,713,448
        United States......   --       394,270,898   --       394,270,898
       U.S. Treasury
        Obligations........   --        94,456,543   --        94,456,543
       Securities Lending
        Collateral.........   --        21,907,864   --        21,907,864
       Forward Currency
        Contracts**........   --         9,592,293   --         9,592,293
                              --    --------------   --    --------------
       TOTAL...............   --    $1,192,510,681   --    $1,192,510,681
                              ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
BONDS -- (99.6%)
AUSTRALIA -- (9.6%)
ANZ New Zealand International, Ltd.
    0.625%, 06/01/21............................. EUR   1,000 $    1,222,475
    0.400%, 03/01/22............................. EUR  34,282     41,357,243
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR  41,239     49,726,996
Australia & New Zealand Banking Group, Ltd.
    2.300%, 06/01/21.............................      17,866     17,354,453
    2.550%, 11/23/21.............................      61,184     59,496,558
    2.625%, 05/19/22.............................       5,000      4,849,342
    2.625%, 11/09/22.............................      98,167     94,375,552
Commonwealth Bank of Australia
    2.550%, 03/15/21.............................      35,750     35,098,118
    2.900%, 07/12/21............................. AUD  15,000     11,257,109
##  2.000%, 09/06/21.............................      45,774     43,946,924
    3.250%, 01/17/22............................. AUD  43,460     32,915,236
##  2.750%, 03/10/22.............................     102,078     99,546,388
    3.250%, 03/31/22............................. AUD  21,000     15,869,610
    0.500%, 07/11/22............................. EUR  16,950     20,511,246
National Australia Bank, Ltd.
    2.625%, 01/14/21.............................       8,550      8,417,970
    3.000%, 05/12/21............................. AUD  14,343     10,812,747
    1.875%, 07/12/21.............................      31,520     30,182,336
    2.800%, 01/10/22.............................     180,432    176,857,972
    0.875%, 01/20/22............................. EUR   9,168     11,279,104
    3.250%, 03/24/22............................. AUD  17,600     13,313,163
    2.500%, 05/22/22.............................     115,430    111,366,220
    0.350%, 09/07/22............................. EUR  27,190     32,660,940
South Australian Government Financing Authority
    1.500%, 09/22/22............................. AUD  20,000     14,352,752
Western Australian Treasury Corp.
    2.750%, 10/20/22............................. AUD 199,000    150,396,925
Westpac Banking Corp.
    2.100%, 05/13/21.............................       1,633      1,581,168
#   2.000%, 08/19/21.............................      43,841     42,114,004
    2.800%, 01/11/22.............................     206,009    202,263,330
    0.250%, 01/17/22............................. EUR  11,762     14,135,822
    2.500%, 06/28/22.............................      35,211     33,901,028
    2.625%, 12/14/22............................. GBP   5,416      7,750,112
                                                              --------------
TOTAL AUSTRALIA..................................              1,388,912,843
                                                              --------------

AUSTRIA -- (3.1%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22............................. GBP   8,000     10,794,600

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
AUSTRIA -- (Continued)
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR 357,100 $432,566,785
                                                              ------------
TOTAL AUSTRIA....................................              443,361,385
                                                              ------------

BELGIUM -- (1.9%)
Dexia Credit Local SA
    0.875%, 09/07/21............................. GBP   4,600    6,226,850
    1.875%, 09/15/21.............................      10,742   10,328,702
    0.625%, 01/21/22............................. EUR  28,750   35,431,955
    0.250%, 06/02/22............................. EUR  29,400   35,653,610
    1.125%, 06/15/22............................. GBP  20,100   27,295,821
    2.375%, 09/20/22.............................       2,700    2,610,209
Kingdom of Belgium Government Bond
    4.250%, 09/28/22............................. EUR 109,909  158,213,194
                                                              ------------
TOTAL BELGIUM....................................              275,760,341
                                                              ------------

CANADA -- (16.7%)
Alberta, Province of Canada
    1.350%, 09/01/21............................. CAD 226,500  170,813,053
Bank of Montreal
    1.900%, 08/27/21.............................      84,774   81,118,545
Bank of Nova Scotia (The)
#   2.450%, 03/22/21.............................      38,422   37,588,052
#   2.700%, 03/07/22.............................     188,023  183,210,124
British Columbia, Province of Canada
#   2.000%, 10/23/22.............................       6,000    5,737,745
Canada Housing Trust No. 1
##  1.750%, 06/15/22............................. CAD  97,000   73,796,152
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................     103,442  100,690,320
    2.250%, 01/25/22.............................      58,150   56,603,141
Export Development Canada
    2.700%, 10/24/22............................. AUD  65,725   49,333,063
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD  63,000   50,566,338
Province of Manitoba Canada
    1.550%, 09/05/21............................. CAD  29,600   22,459,068
    2.125%, 05/04/22.............................      61,500   59,112,303
Province of Ontario Canada
    2.400%, 02/08/22.............................     187,269  182,406,643
    1.350%, 03/08/22............................. CAD  55,000   41,124,810
    3.150%, 06/02/22............................. CAD 216,950  173,336,959

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
CANADA -- (Continued)
Province of Quebec Canada
    4.250%, 12/01/21............................. CAD  58,000 $   48,079,987
    2.375%, 01/31/22.............................     202,636    197,534,114
    0.875%, 05/24/22............................. GBP  11,551     15,566,669
    3.500%, 12/01/22............................. CAD 144,700    117,495,566
Royal Bank of Canada
    2.500%, 01/19/21.............................      52,368     51,417,497
    2.030%, 03/15/21............................. CAD  60,000     45,950,855
#   2.750%, 02/01/22.............................      76,944     75,379,980
    1.968%, 03/02/22............................. CAD 279,434    211,374,807
    2.000%, 03/21/22............................. CAD  30,000     22,703,688
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................     123,746    120,103,008
#   1.800%, 07/13/21.............................      41,938     40,131,719
    2.621%, 12/22/21............................. CAD  57,179     44,418,769
    1.994%, 03/23/22............................. CAD 174,267    132,043,610
                                                              --------------
TOTAL CANADA.....................................              2,410,096,585
                                                              --------------

DENMARK -- (0.3%)
Kommunekredit
    0.0%, 09/08/22............................... EUR  33,405     40,109,809
                                                              --------------

FINLAND -- (3.4%)
Finland Government Bond
    --%, 04/15/22................................ EUR  20,000     24,279,226
##  1.625%, 09/15/22............................. EUR 310,500    403,124,419
    1.500%, 04/15/23............................. EUR   3,000      3,883,496
Municipality Finance P.L.C.
    1.250%, 12/07/22............................. GBP   7,284      9,990,675
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR  23,001     28,206,417
    2.500%, 05/20/22............................. GBP   2,550      3,632,372
    0.375%, 10/11/22............................. EUR  15,600     18,768,004
                                                              --------------
TOTAL FINLAND....................................                491,884,609
                                                              --------------

FRANCE -- (8.1%)
Agence Francaise de Developpement
    0.125%, 04/30/22............................. EUR  48,200     58,251,472
    0.500%, 10/25/22............................. EUR  13,600     16,655,845
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.............................      78,500     75,294,845
    0.125%, 11/25/22............................. EUR 287,000    347,806,615
Dexia Credit Local SA
    0.750%, 01/25/23............................. EUR   6,000      7,406,798
French Republic Government Bond OAT
    3.000%, 04/25/22............................. EUR  15,500     21,083,312
    --%, 05/25/22................................ EUR 312,500    379,136,104
    2.250%, 10/25/22............................. EUR  18,000     23,992,639
    --%, 03/25/23................................ EUR   5,000      6,023,616

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
FRANCE -- (Continued)
Sanofi
    1.125%, 03/10/22............................. EUR   5,200 $    6,492,777
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR  19,600     24,472,680
Total Capital International SA
#   2.750%, 06/19/21.............................      12,984     12,860,833
    2.125%, 11/19/21............................. EUR   4,000      5,171,777
#   2.875%, 02/17/22.............................      33,380     33,002,734
Unedic Asseo
    0.875%, 10/25/22............................. EUR 127,900    160,023,235
UNEDIC ASSEO
    2.250%, 04/05/23............................. EUR   2,000      2,662,236
                                                              --------------
TOTAL FRANCE.....................................              1,180,337,518
                                                              --------------

GERMANY -- (7.5%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22............................. EUR  19,829     26,201,614
Bundesobligation
    0.0%, 10/07/22............................... EUR  54,000     65,665,942
FMS Wertmanagement AoeR
    0.875%, 02/14/22............................. GBP  29,700     40,426,755
Kreditanstalt fuer Wiederaufbau
    5.500%, 02/09/22............................. AUD   2,300      1,907,280
#   2.125%, 03/07/22.............................      51,500     50,035,336
    0.875%, 03/15/22............................. GBP  39,750     54,061,970
    --%, 04/28/22................................ EUR  42,000     50,848,469
    2.900%, 06/06/22............................. AUD  18,000     13,640,059
    0.625%, 07/04/22............................. EUR  25,500     31,638,003
    --%, 12/15/22................................ EUR  31,800     38,322,024
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 03/07/22............................. GBP   5,485      7,434,402
Landwirtschaftliche Rentenbank
    5.500%, 03/29/22............................. AUD  32,000     26,610,028
    1.250%, 05/20/22............................. EUR  69,600     88,456,295
    2.700%, 09/05/22............................. AUD  75,620     56,830,313
NRW Bank
    --%, 08/10/22................................ EUR  33,000     39,756,104
    --%, 11/11/22................................ EUR 122,540    147,306,105
    0.125%, 03/10/23............................. EUR  20,000     23,956,894
State of North Rhine- Westphalia Germany
    4.375%, 04/29/22............................. EUR  20,000     28,381,660
    --%, 12/05/22................................ EUR 117,200    140,956,349
    0.375%, 02/16/23............................. EUR 104,620    127,831,900
    0.125%, 03/16/23............................. EUR  21,260     25,634,494
                                                              --------------
TOTAL GERMANY....................................              1,085,901,996
                                                              --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
JAPAN -- (2.6%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD  42,366 $   32,064,458
    2.350%, 07/18/22............................. CAD  34,200     26,120,601
Toyota Motor Credit Corp.
#   1.900%, 04/08/21.............................     128,749    124,887,811
    2.750%, 05/17/21.............................      38,695     38,327,426
    2.600%, 01/11/22.............................      88,874     86,988,502
#   3.300%, 01/12/22.............................      11,825     11,851,793
    2.800%, 07/13/22.............................      26,645     26,202,005
    0.750%, 07/21/22............................. EUR  27,550     33,816,452
                                                              --------------
TOTAL JAPAN......................................                380,259,048
                                                              --------------

LUXEMBOURG -- (0.1%)
European Financial Stability Facility
    0.500%, 01/20/23............................. EUR  15,000     18,480,278
                                                              --------------

NETHERLANDS -- (9.8%)
Bank Nederlandse Gemeenten NV
##  2.375%, 02/01/22.............................      94,000     91,827,472
    1.000%, 03/15/22............................. GBP  19,030     25,926,124
    1.000%, 06/17/22............................. GBP   7,000      9,522,091
    0.500%, 08/26/22............................. EUR  39,664     48,794,888
    2.250%, 08/30/22............................. EUR   4,445      5,873,731
    0.250%, 02/22/23............................. EUR  20,000     24,279,564
Cooperatieve Rabobank UA
    4.500%, 01/11/21.............................      20,691     21,378,162
    2.500%, 01/19/21.............................      56,391     55,417,814
    0.125%, 10/11/21............................. EUR  18,733     22,561,609
#   2.750%, 01/10/22.............................     164,370    160,717,478
    4.000%, 01/11/22............................. EUR  25,728     35,339,140
    3.875%, 02/08/22.............................      57,132     58,052,274
    4.750%, 06/06/22............................. EUR  35,519     50,534,202
    0.500%, 12/06/22............................. EUR  15,763     19,087,988
Nederlandse Waterschapsbank NV
    0.875%, 12/20/21............................. GBP     510        692,517
    3.000%, 03/28/22............................. EUR  29,000     39,085,102
    1.875%, 04/14/22.............................      81,795     78,306,116
    0.500%, 10/27/22............................. EUR  19,920     24,462,186
    0.500%, 01/19/23............................. EUR   4,400      5,399,979
Netherlands Government Bond
    3.750%, 01/15/23............................. EUR 197,000    280,885,146
Shell International Finance BV
#   2.125%, 05/11/20.............................      53,215     52,529,145
    2.250%, 11/10/20.............................      75,035     73,965,990
#   1.875%, 05/10/21.............................      75,440     73,037,520
#   1.750%, 09/12/21.............................      58,805     56,382,071
    1.250%, 03/15/22............................. EUR  34,106     42,747,153
    1.000%, 04/06/22............................. EUR  48,086     59,724,581
#   2.375%, 08/21/22.............................       1,628      1,574,439
                                                              --------------
TOTAL NETHERLANDS................................              1,418,104,482
                                                              --------------

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
NORWAY -- (1.2%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................      90,000 $   87,617,970
    2.250%, 01/25/22.............................      39,250     38,202,037
    1.125%, 11/30/22............................. GBP   3,764      5,134,171
Statoil ASA
#   3.150%, 01/23/22.............................      15,600     15,591,610
    0.875%, 02/17/23............................. EUR  19,954     24,555,481
                                                              --------------
TOTAL NORWAY.....................................                171,101,269
                                                              --------------

SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR   1,802      2,204,266
    4.625%, 07/26/22............................. GBP   4,200      6,514,133
                                                              --------------
TOTAL SINGAPORE..................................                  8,718,399
                                                              --------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.6%)
African Development Bank
    5.250%, 03/23/22............................. AUD   2,000      1,647,904
Asian Development Bank
    2.750%, 01/19/22............................. AUD  11,000      8,309,613
    5.000%, 03/09/22............................. AUD  11,600      9,476,924
    1.000%, 12/15/22............................. GBP  17,333     23,590,228
Council Of Europe Development Bank
    0.375%, 10/27/22............................. EUR  39,747     48,675,674
European Financial Stability Facility
    2.250%, 09/05/22............................. EUR  15,600     20,705,776
    --%, 11/17/22................................ EUR 281,238    339,192,952
European Investment Bank
    5.000%, 08/22/22............................. AUD  29,319     24,129,330
    2.250%, 10/14/22............................. EUR  20,022     26,609,304
    2.500%, 10/31/22............................. GBP  31,000     44,969,728
    1.625%, 03/15/23............................. EUR  39,000     50,514,125
European Stability Mechanism
    0.0%, 10/18/22............................... EUR 358,538    432,424,394
Inter-American Development Bank
    3.750%, 07/25/22............................. AUD  28,176     22,092,758
International Bank for Reconstruction & Development
    0.750%, 12/07/21............................. GBP   5,500      7,469,861
    2.600%, 09/20/22............................. AUD  53,347     39,976,534
    1.000%, 12/19/22............................. GBP  33,850     46,094,904
International Finance Corp.
    2.800%, 08/15/22............................. AUD 102,500     77,478,871
Nordic Investment Bank
    2.125%, 02/01/22.............................      19,000     18,468,680
                                                              --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              1,241,827,560
                                                              --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                         -------      ------
                                                          (000)
SWEDEN -- (8.7%)
Kommuninvest I Sverige AB
      1.000%, 09/15/21............................. SEK   270,000 $   31,771,732
      0.250%, 06/01/22............................. SEK 2,880,000    328,569,268
      0.750%, 02/22/23............................. SEK   365,000     42,241,237
Nordea Bank AB
      4.875%, 01/14/21.............................           600        623,843
      2.000%, 02/17/21............................. EUR     5,333      6,786,647
## #  2.250%, 05/27/21.............................        71,041     68,889,203
      2.375%, 06/02/22............................. GBP     9,480     13,443,257
      0.300%, 06/30/22............................. EUR     6,300      7,584,933
      3.250%, 07/05/22............................. EUR    13,403     18,113,260
Skandinaviska Enskilda Banken AB
      0.750%, 08/24/21............................. EUR     7,400      9,112,675
      0.300%, 02/17/22............................. EUR    31,728     38,304,875
      1.250%, 08/05/22............................. GBP     5,351      7,246,022
Svensk Exportkredit AB
      2.375%, 03/09/22.............................        83,582     81,681,329
Svenska Handelsbanken AB
#     2.450%, 03/30/21.............................        13,524     13,214,675
#     1.875%, 09/07/21.............................        54,502     52,028,966
      2.375%, 01/18/22............................. GBP     1,000      1,418,592
      0.250%, 02/28/22............................. EUR    61,916     74,601,659
      2.625%, 08/23/22............................. EUR    10,905     14,409,198
      2.750%, 12/05/22............................. GBP     5,000      7,247,007
      1.125%, 12/14/22............................. EUR    53,008     65,977,625
Sweden Government Bond
      3.500%, 06/01/22............................. SEK 2,833,000    372,605,669
                                                                  --------------
TOTAL SWEDEN.......................................                1,255,871,672
                                                                  --------------

SWITZERLAND -- (0.6%)
Nestle Finance International, Ltd.
      2.125%, 09/10/21............................. EUR     8,723     11,254,652
      0.750%, 11/08/21............................. EUR     5,762      7,111,993
      1.750%, 09/12/22............................. EUR    12,765     16,400,137
Nestle Holdings, Inc.
      2.375%, 01/18/22.............................        23,872     23,251,209
Novartis Capital Corp.
#     2.400%, 05/17/22.............................        24,915     24,199,547
                                                                  --------------
TOTAL SWITZERLAND..................................                   82,217,538
                                                                  --------------

UNITED KINGDOM -- (0.1%)
Transport for London
      2.250%, 08/09/22............................. GBP     9,919     14,104,118
                                                                  --------------

UNITED STATES -- (17.2%)
3M Co.
      0.375%, 02/15/22............................. EUR    54,527     66,327,732
Apple, Inc.
#     2.250%, 02/23/21.............................        46,671     45,882,002
#     2.850%, 05/06/21.............................        14,915     14,864,629
#     1.550%, 08/04/21.............................         1,125      1,074,848
#     2.500%, 02/09/22.............................        98,478     96,499,498

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
#   2.300%, 05/11/22.............................      41,500 $ 40,203,392
    3.700%, 08/28/22............................. AUD   6,700    5,194,237
#   2.100%, 09/12/22.............................       5,415    5,190,115
    1.000%, 11/10/22............................. EUR  22,061   27,497,493
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21.............................      78,352   76,970,035
    3.400%, 01/31/22.............................      39,959   40,521,966
    0.750%, 03/16/23............................. EUR   9,778   11,906,435
Chevron Corp.
#   2.100%, 05/16/21.............................      63,875   62,301,258
#   2.411%, 03/03/22.............................      12,500   12,181,507
#   2.498%, 03/03/22.............................      78,872   77,223,467
Cisco Systems, Inc.
#   2.200%, 02/28/21.............................      49,558   48,651,004
    1.850%, 09/20/21.............................      98,393   94,603,918
Coca-Cola Co. (The)
#   1.550%, 09/01/21.............................      41,859   39,934,745
#   3.300%, 09/01/21.............................      27,889   28,203,481
#   2.200%, 05/25/22.............................      30,592   29,597,653
    1.125%, 09/22/22............................. EUR  18,126   22,636,591
    0.750%, 03/09/23............................. EUR  25,090   30,727,735
Colgate-Palmolive Co.
    2.300%, 05/03/22.............................      30,897   30,030,546
Exxon Mobil Corp.
#   2.222%, 03/01/21.............................      62,386   61,368,397
#   2.397%, 03/06/22.............................       8,717    8,519,994
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21............................. EUR   2,462    3,391,091
    0.800%, 01/21/22............................. EUR   7,300    8,927,381
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20.............................      45,178   44,160,677
General Electric Co.
    0.375%, 05/17/22............................. EUR  31,000   37,213,222
    0.375%, 05/17/22............................. EUR  27,162   32,605,985
#   2.700%, 10/09/22.............................       9,197    8,872,090
International Business Machines Corp.
    2.250%, 02/19/21.............................      14,122   13,876,156
#   2.500%, 01/27/22.............................     176,310  171,748,520
Johnson & Johnson
    0.250%, 01/20/22............................. EUR  38,073   46,160,114
#   2.250%, 03/03/22.............................      60,800   59,163,276
Merck & Co., Inc.
    1.125%, 10/15/21............................. EUR  20,598   25,639,888
#   2.350%, 02/10/22.............................      87,933   85,614,665
Microsoft Corp.
    2.125%, 12/06/21............................. EUR   9,419   12,149,818
#   2.400%, 02/06/22.............................       8,922    8,720,671
    2.375%, 02/12/22.............................      63,194   61,627,846
Oracle Corp.
#   2.800%, 07/08/21.............................     108,678  108,151,618
    1.900%, 09/15/21.............................     221,610  213,820,533
#   2.500%, 05/15/22.............................      61,818   60,323,900

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
#   1.950%, 06/03/21.............................     117,677 $114,471,216
#   2.200%, 12/15/21.............................      61,477   59,995,528
    0.250%, 03/06/22............................. EUR  88,008  106,192,240
Procter & Gamble Co. (The)
#   1.700%, 11/03/21.............................      53,050   50,854,540
    2.000%, 11/05/21............................. EUR   4,957    6,368,701
    2.300%, 02/06/22.............................      12,000   11,697,978
#   2.150%, 08/11/22.............................     114,947  110,698,467
    2.000%, 08/16/22............................. EUR  13,733   17,767,000
Toyota Motor Credit Corp.
    2.375%, 02/01/23............................. EUR   7,704   10,131,718
US Bank NA
    2.850%, 01/23/23.............................       8,784    8,634,729
Walmart, Inc.
    1.900%, 04/08/22............................. EUR   5,000    6,401,739

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                         -------      ------
                                                          (000)
UNITED STATES -- (Continued)
      1.900%, 04/08/22............................. EUR     3,500 $     4,481,218
                                                                  ---------------
TOTAL UNITED STATES................................                 2,487,975,203
                                                                  ---------------
TOTAL BONDS........................................                14,395,024,653
                                                                  ---------------
TOTAL INVESTMENT SECURITIES........................                14,395,024,653
                                                                  ---------------

                                                         SHARES
                                                         ------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund................... 4,953,440      57,311,297
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,663,701,561)...............................            $14,452,335,950
                                                                  ===============

At April 30, 2018, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ----------------------------- ---------- --------------
CAD   151,305,843  USD 117,629,422 HSBC Bank                      05/02/18    $  216,969
EUR   114,159,861  USD 137,728,164 JP Morgan                      05/02/18       131,246
EUR    15,000,000  USD  18,095,850 Barclays Capital               05/02/18        18,145
USD     7,169,626  SEK  60,663,387 Citibank, N.A.                 05/02/18       241,933
                                   Morgan Stanley and Co.
USD    11,667,634  SEK  97,892,900 International                  05/02/18       488,370
USD    13,069,142  SEK 109,104,462 Bank of America Corp.          05/02/18       609,530
USD    16,600,088  EUR  13,503,408 State Street Bank and Trust    05/02/18       293,377
USD    21,218,757  CAD  26,703,418 State Street Bank and Trust    05/02/18       420,476
USD    23,797,098  EUR  19,326,869 JP Morgan                      05/02/18       457,977
USD    29,489,059  EUR  23,980,674 ANZ Securities                 05/02/18       530,005
USD    42,353,766  EUR  34,000,000 HSBC Bank                      05/02/18     1,295,377
USD    47,549,028  EUR  38,348,910 JP Morgan                      05/02/18     1,238,897
USD    84,278,357  SEK 689,888,729 State Street Bank and Trust    05/02/18     5,493,807
USD    15,405,950  EUR  12,395,138 JP Morgan                      05/03/18       437,586
USD    22,000,885  EUR  17,868,032 JP Morgan                      05/03/18       423,456
USD    23,399,611  EUR  18,997,806 State Street Bank and Trust    05/03/18       457,867
USD    25,089,504  EUR  20,251,338 UBS AG                         05/03/18       633,995
USD    31,721,038  EUR  25,343,505 JP Morgan                      05/03/18     1,116,230
USD    43,859,631  EUR  35,503,723 UBS AG                         05/03/18       985,347
                                   Morgan Stanley and Co.
USD   109,895,789  SEK 904,590,922 International                  05/03/18     6,592,480
USD    11,271,114  EUR   9,113,427 National Australia Bank Ltd.   05/04/18       264,975
USD    13,307,724  EUR  10,759,542 UBS AG                         05/04/18       313,598
USD    27,788,406  EUR  22,478,819 UBS AG                         05/04/18       641,098
USD    95,179,564  EUR  76,872,600 National Australia Bank Ltd.   05/04/18     2,341,761
USD   144,863,365  EUR 117,321,736 UBS AG                         05/07/18     3,146,130
USD     7,284,122  EUR   5,845,009 JP Morgan                      05/08/18       223,228
USD    42,257,429  EUR  33,905,947 State Street Bank and Trust    05/08/18     1,298,332
USD    52,958,745  EUR  42,771,864 Barclays Capital               05/08/18     1,289,434

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ----------------------------- ---------- --------------
USD    54,792,635  EUR  44,236,937 State Street Bank and Trust    05/08/18    $1,353,485
USD    56,258,821  EUR  45,495,055 JP Morgan                      05/09/18     1,296,002
USD    84,044,778  EUR  67,971,772 State Street Bank and Trust    05/09/18     1,927,717
                                   Morgan Stanley and Co.
USD     9,247,111  GBP   6,487,855 International                  05/10/18       312,166
USD   131,707,716  GBP  93,779,685 State Street Bank and Trust    05/10/18     2,556,203
USD   143,642,128  EUR 115,875,562 UBS AG                         05/10/18     3,642,471
USD   140,069,045  EUR 113,194,425 UBS AG                         05/11/18     3,298,902
USD     3,228,411  SGD   4,246,227 JP Morgan                      05/14/18        25,446
USD     4,227,185  SGD   5,566,829 Citibank, N.A.                 05/14/18        28,079
USD     6,261,678  SGD   8,262,473 JP Morgan                      05/14/18        29,225
USD    14,735,740  EUR  12,000,000 State Street Bank and Trust    05/14/18       233,304
USD    60,635,638  EUR  48,765,446 Bank of America Corp.          05/14/18     1,700,824
USD    71,901,747  EUR  58,162,695 JP Morgan                      05/14/18     1,610,016
USD     9,827,174  EUR   8,000,000 State Street Bank and Trust    05/15/18       158,190
USD   138,856,159  EUR 112,187,189 Citibank, N.A.                 05/15/18     3,264,137
USD     6,617,596  EUR   5,360,048 JP Morgan                      05/16/18       138,854
USD    12,533,241  EUR  10,216,145 State Street Bank and Trust    05/16/18       184,887
USD    19,271,998  EUR  15,548,059 Citibank, N.A.                 05/16/18       478,907
USD    24,590,138  EUR  20,000,000 State Street Bank and Trust    05/16/18       415,943
USD    25,057,737  EUR  20,361,764 Citibank, N.A.                 05/16/18       446,274
USD    51,948,481  EUR  41,890,068 State Street Bank and Trust    05/16/18     1,315,547
USD   141,985,924  EUR 115,056,921 Barclays Capital               05/17/18     2,905,523
USD   150,770,703  EUR 122,236,182 Barclays Capital               05/18/18     3,001,434
USD     6,077,229  EUR   4,895,385 UBS AG                         05/21/18       158,006
USD     6,747,431  EUR   5,465,753 State Street Bank and Trust    05/21/18       138,551
USD     7,448,460  EUR   6,000,000 UBS AG                         05/21/18       193,599
USD     7,851,972  EUR   6,489,769 JP Morgan                      05/21/18         4,910
USD    11,453,960  EUR   9,161,966 UBS AG                         05/21/18       375,828
USD    30,740,133  EUR  25,000,000 State Street Bank and Trust    05/21/18       511,545
USD    77,414,915  EUR  62,598,678 Citibank, N.A.                 05/21/18     1,724,130
USD     7,917,571  EUR   6,433,158 State Street Bank and Trust    05/22/18       138,402
USD    30,739,342  EUR  25,000,000 State Street Bank and Trust    05/22/18       508,585
USD    31,835,853  EUR  25,751,787 UBS AG                         05/22/18       696,012
USD    75,451,907  EUR  61,000,000 State Street Bank and Trust    05/22/18     1,688,859
USD   141,236,245  EUR 113,924,315 Citibank, N.A.                 05/23/18     3,465,623
USD   145,758,175  EUR 117,004,543 UBS AG                         05/24/18     4,252,424
USD   146,953,381  EUR 118,218,344 State Street Bank and Trust    05/25/18     3,969,390
                                   Morgan Stanley and Co.
USD   146,161,613  EUR 117,632,980 International                  06/25/18     3,529,727
USD   145,244,304  EUR 117,367,427 Bank of America Corp.          06/26/18     2,922,330
USD    54,723,647  SEK 474,997,863 Bank of America Corp.          06/27/18       245,988
USD   147,108,691  EUR 117,964,708 National Australia Bank Ltd.   06/27/18     4,050,305
USD    57,472,014  SEK 498,519,205 Bank of America Corp.          06/28/18       291,787
USD   148,128,313  EUR 119,583,204 Bank of America Corp.          06/28/18     3,094,834
USD    12,333,558  EUR  10,000,000 JP Morgan                      07/02/18       201,191
USD   136,185,009  EUR 110,363,494 State Street Bank and Trust    07/02/18     2,287,972
USD   146,443,396  EUR 118,485,010 JP Morgan                      07/03/18     2,680,833
USD    65,257,691  EUR  52,794,285 JP Morgan                      07/05/18     1,190,401
USD    79,656,989  EUR  64,552,551 State Street Bank and Trust    07/05/18     1,320,726
USD   140,402,057  AUD 182,564,865 Bank of America Corp.          07/05/18     2,927,550
USD     7,977,689  CAD  10,221,581 State Street Bank and Trust    07/06/18         4,228
USD    87,546,386  AUD 113,857,632 JP Morgan                      07/06/18     1,808,955
USD   105,519,702  SEK 912,976,296 Citibank, N.A.                 07/06/18       731,769
USD   106,109,835  CAD 135,435,973 Citibank, N.A.                 07/06/18       461,458

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------ ----------------- ---------------------------- ---------- --------------
USD   145,892,006  EUR   118,332,584 State Street Bank and Trust   07/06/18    $2,281,136
USD     1,602,458  EUR     1,290,703 State Street Bank and Trust   07/09/18        35,671
USD     3,458,797  EUR     2,800,000 Citibank, N.A.                07/09/18        59,872
USD     3,475,515  EUR     2,813,551 UBS AG                        07/09/18        60,140
USD     8,778,451  EUR     7,055,885 State Street Bank and Trust   07/09/18       213,299
USD    10,219,453  EUR     8,240,620 State Street Bank and Trust   07/09/18       216,150
USD    10,887,252  EUR     8,931,285 State Street Bank and Trust   07/09/18        45,549
USD    45,113,767  EUR    36,761,574 UBS AG                        07/09/18       488,826
USD    57,266,828  EUR    46,306,018 State Street Bank and Trust   07/09/18     1,055,869
USD   115,213,606  CAD   145,591,090 JP Morgan                     07/09/18     1,636,557
USD   136,674,274  GBP    96,049,881 UBS AG                        07/09/18     3,999,351
USD    70,683,705  EUR    56,712,019 UBS AG                        07/10/18     1,835,567
USD    71,044,971  EUR    57,000,000 UBS AG                        07/10/18     1,847,225
USD     9,569,568  EUR     7,686,184 Citibank, N.A.                07/11/18       237,854
USD    39,403,410  EUR    32,003,601 State Street Bank and Trust   07/11/18       548,180
USD    76,790,798  EUR    61,935,405 UBS AG                        07/11/18     1,595,685
USD   121,189,152  CAD   152,442,744 Citibank, N.A.                07/11/18     2,262,133
USD   126,105,928  SEK 1,054,863,096 UBS AG                        07/11/18     4,985,481
USD   138,468,087  GBP    97,163,510 State Street Bank and Trust   07/11/18     4,242,303
USD    10,994,660  EUR     8,850,807 JP Morgan                     07/12/18       248,160
USD    14,572,122  EUR    12,000,000 Citibank, N.A.                07/12/18         1,925
USD    17,420,783  EUR    14,225,954 Citibank, N.A.                07/12/18       147,871
USD    26,751,506  EUR    21,984,154 UBS AG                        07/12/18        58,718
USD    76,769,349  EUR    61,936,719 State Street Bank and Trust   07/12/18     1,566,833
USD    14,234,251  SEK   119,043,403 Barclays Capital              07/13/18       563,431
USD    36,815,424  CAD    46,116,171 JP Morgan                     07/13/18       836,762
USD    98,917,456  SEK   826,849,726 Citibank, N.A.                07/13/18     3,962,900
USD   100,204,705  CAD   125,956,322 JP Morgan                     07/13/18     1,936,791
USD   141,129,648  EUR   113,764,286 ANZ Securities                07/13/18     2,988,309
USD     6,509,040  CAD     8,341,315 State Street Bank and Trust   07/16/18           954
USD   103,065,357  CAD   129,687,283 Citibank, N.A.                07/16/18     1,880,354
USD   147,937,354  EUR   118,871,654 State Street Bank and Trust   07/16/18     3,560,801
USD    23,689,861  CAD    30,157,051 UBS AG                        07/17/18       160,148
USD    73,024,028  AUD    93,990,594 State Street Bank and Trust   07/17/18     2,240,934
USD   101,051,130  CAD   126,671,067 JP Morgan                     07/17/18     2,217,401
USD   142,864,876  EUR   114,855,400 State Street Bank and Trust   07/17/18     3,355,519
USD    39,853,916  SEK   332,343,400 State Street Bank and Trust   07/18/18     1,673,033
USD    40,776,529  SEK   340,000,000 State Street Bank and Trust   07/18/18     1,716,027
USD    40,792,331  SEK   340,000,000 State Street Bank and Trust   07/18/18     1,731,829
USD    73,066,142  AUD    94,016,230 Barclays Capital              07/18/18     2,263,196
USD   112,155,667  CAD   140,660,703 State Street Bank and Trust   07/18/18     2,404,402
USD   147,800,001  EUR   118,502,004 UBS AG                        07/18/18     3,850,167
USD    73,958,694  AUD    95,045,999 Citibank, N.A.                07/19/18     2,379,684
USD   147,633,278  EUR   118,537,254 JP Morgan                     07/19/18     3,629,497
USD    73,544,603  AUD    95,583,849 HSBC Bank                     07/20/18     1,559,984
                                     Morgan Stanley and Co.
USD   140,574,966  CAD   178,104,940 International                 07/20/18     1,601,877
USD   147,468,077  EUR   119,041,742 Citibank, N.A.                07/20/18     2,840,247
USD   100,012,646  CAD   127,636,139 JP Morgan                     07/23/18       413,550
USD   144,577,876  EUR   117,283,097 State Street Bank and Trust   07/23/18     2,053,640
USD   143,801,594  EUR   116,918,367 State Street Bank and Trust   07/24/18     1,709,600
USD   117,412,735  SEK   997,648,139 Citibank, N.A.                07/25/18     2,736,355
USD   144,244,394  EUR   117,571,596 State Street Bank and Trust   07/25/18     1,347,478
USD    82,179,541  AUD   108,531,542 Citibank, N.A.                07/26/18       440,176
USD   106,540,242  SEK   909,271,105 UBS AG                        07/26/18     2,014,338

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                                         UNREALIZED
                                                                                          FOREIGN
                                                                                          EXCHANGE
                                                                     SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ---------------------------- ----------             --------------
USD   138,734,905  EUR 113,194,160 State Street Bank and Trust          07/26/18        $  1,147,702
                                                                                        ------------
                                                                  TOTAL APPRECIATION    $198,388,521

                                   Morgan Stanley and Co.
EUR   118,359,542  USD 142,935,717 International                        05/03/18        $     (4,774)
EUR    12,000,000  USD  14,493,120 Citibank, N.A.                       05/03/18              (1,924)
GBP     5,117,084  USD   7,146,760 Bank of America Corp.                07/11/18             (77,804)
SEK   500,000,000  USD  57,400,339 Bank of America Corp.                05/02/18            (300,877)
SEK   457,549,478  USD  52,495,893 Bank of America Corp.                05/02/18            (244,235)
SEK   904,590,922  USD 104,023,795 Citibank, N.A.                       05/03/18            (720,486)
SGD     8,835,276  USD   6,705,783 JP Morgan                            05/14/18             (41,260)
SGD     4,895,816  USD   3,719,753 Bank of America Corp.                05/14/18             (26,798)
SGD     2,396,566  USD   1,820,938 Citibank, N.A.                       05/14/18             (13,188)
SGD     1,947,871  USD   1,489,204 Citibank, N.A.                       05/14/18             (19,908)
USD    96,729,035  CAD 124,602,425 State Street Bank and Trust          05/02/18            (319,075)
USD   138,231,883  EUR 114,159,861 JP Morgan                            06/22/18            (153,568)
USD    23,012,429  CAD  29,511,311 HSBC Bank                            06/28/18              (3,634)
USD   119,104,155  CAD 153,016,431 HSBC Bank                            06/29/18            (237,610)
                                   Morgan Stanley and Co.
USD   143,531,445  EUR 118,359,542 International                        06/29/18             (30,129)
USD    18,194,149  EUR  15,000,000 Barclays Capital                     07/11/18             (17,190)
USD    19,544,859  CAD  25,077,286 UBS AG                               07/23/18             (23,854)
                                                                                        ------------
                                                                  TOTAL (DEPRECIATION)  $ (2,236,314)
                                                                                        ------------
                                                                  TOTAL APPRECIATION
                                                                  (DEPRECIATION)        $196,152,207
                                                                                        ============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           -----------------------------------------------
                           LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                           ------- --------------- ------- ---------------
      Bonds
       Australia..........   --    $ 1,388,912,843   --    $ 1,388,912,843
       Austria............   --        443,361,385   --        443,361,385
       Belgium............   --        275,760,341   --        275,760,341
       Canada.............   --      2,410,096,585   --      2,410,096,585
       Denmark............   --         40,109,809   --         40,109,809
       Finland............   --        491,884,609   --        491,884,609
       France.............   --      1,180,337,518   --      1,180,337,518
       Germany............   --      1,085,901,996   --      1,085,901,996
       Japan..............   --        380,259,048   --        380,259,048
       Luxembourg.........   --         18,480,278   --         18,480,278
       Netherlands........   --      1,418,104,482   --      1,418,104,482
       Norway.............   --        171,101,269   --        171,101,269
       Singapore..........   --          8,718,399   --          8,718,399
       Supranational
         Organization
         Obligations......   --      1,241,827,560   --      1,241,827,560
       Sweden.............   --      1,255,871,672   --      1,255,871,672
       Switzerland........   --         82,217,538   --         82,217,538
       United Kingdom.....   --         14,104,118   --         14,104,118
       United States......   --      2,487,975,203   --      2,487,975,203
      Securities Lending
       Collateral.........   --         57,311,297   --         57,311,297
      Forward Currency
       Contracts**........   --        196,152,207   --        196,152,207
                             --    ---------------   --    ---------------
      TOTAL...............   --    $14,648,488,157   --    $14,648,488,157
                             ==    ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                   -  -------    ------
                                                       (000)
BONDS -- (99.6%)
AUSTRALIA -- (0.4%)
Australia Government Bond
    3.250%, 04/21/29............................. AUD   5,000 $  3,921,930
                                                              ------------

AUSTRIA -- (3.9%)
Austria Government Bond
##  4.850%, 03/15/26............................. EUR   3,950    6,401,365
##  0.750%, 10/20/26............................. EUR  18,100   22,162,773
Republic of Austria Government Bond
##  0.750%, 02/20/28............................. EUR   8,500   10,292,311
                                                              ------------
TOTAL AUSTRIA....................................               38,856,449
                                                              ------------

BELGIUM -- (3.9%)
Belgium Government Bond
##  1.000%, 06/22/31............................. EUR  31,300   37,604,344
Kingdom of Belgium Government Bond
##  0.800%, 06/22/27............................. EUR   1,300    1,584,304
                                                              ------------
TOTAL BELGIUM....................................               39,188,648
                                                              ------------

CANADA -- (11.7%)
Alberta, Province of Canada
    2.900%, 09/20/29............................. CAD  10,300    7,880,128
    3.500%, 06/01/31............................. CAD   5,000    4,058,803
British Columbia, Province of Canada
    5.700%, 06/18/29............................. CAD  21,958   21,555,079
Manitoba, Province of Canada
    3.250%, 09/05/29............................. CAD  32,700   25,757,601
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   4,300    5,607,044
    6.500%, 03/08/29............................. CAD   9,600    9,861,019
Quebec, Province of Canada
    0.875%, 05/04/27............................. EUR  24,763   29,771,077
Saskatchewan, Province of Canada
    6.400%, 09/05/31............................. CAD  13,000   13,750,972
                                                              ------------
TOTAL CANADA.....................................              118,241,723
                                                              ------------

DENMARK -- (3.9%)
Denmark Government Bond
    0.500%, 11/15/27............................. DKK 244,500   39,335,028
                                                              ------------

FINLAND -- (3.9%)
Finland Government Bond
##  2.750%, 07/04/28............................. EUR  26,850   38,878,318
                                                              ------------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                     -  -------    ------
                                                         (000)
FRANCE -- (23.7%)
Agence Francaise de Developpement
     0.250%, 07/21/26.............................. EUR   4,000 $  4,623,107
     0.875%, 05/25/31.............................. EUR   5,500    6,349,559
Caisse d'Amortissement de la Dette Sociale
     4.000%, 12/15/25.............................. EUR   8,200   12,495,536
Dexia Credit Local SA
     1.000%, 10/18/27.............................. EUR  32,450   39,173,286
France Government Bond OAT
     3.500%, 04/25/26.............................. EUR  14,800   22,135,418
     2.750%, 10/25/27.............................. EUR  58,700   84,397,558
French Republic Government Bond OAT
     3.500%, 04/25/26.............................. EUR   6,347    9,492,804
SNCF Mobilites Group
     5.375%, 03/18/27.............................. GBP   8,031   13,996,998
SNCF Reseau
     3.125%, 10/25/28.............................. EUR   6,600    9,671,165
     5.250%, 12/07/28.............................. GBP  13,923   24,771,142
Unedic Asseo
     1.500%, 04/20/32.............................. EUR   9,000   11,351,410
                                                                ------------
TOTAL FRANCE.......................................              238,457,983
                                                                ------------

GERMANY -- (7.7%)
Deutsche Bahn Finance BV
     3.125%, 07/24/26.............................. GBP  15,550   23,467,350
Kreditanstalt fuer Wiederaufbau
     2.050%, 02/16/26.............................. JPY 399,000    4,239,744
     2.050%, 02/16/26.............................. JPY  36,000      382,533
     0.500%, 09/15/27.............................. EUR  29,900   35,344,357
State of North Rhine- Westphalia Germany
     0.500%, 02/16/27.............................. EUR  12,000   14,214,588
                                                                ------------
TOTAL GERMANY......................................               77,648,572
                                                                ------------

NETHERLANDS -- (4.1%)
Bank Nederlandse Gemeenten NV
     0.625%, 06/19/27.............................. EUR  10,125   12,039,349
Nederlandse Waterschapsbank NV
     0.500%, 04/29/30.............................. EUR   2,500    2,803,992
Netherlands Government Bond
     5.500%, 01/15/28.............................. EUR  15,250   26,942,730
                                                                ------------
TOTAL NETHERLANDS..................................               41,786,071
                                                                ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                   -   -------     ------
                                                        (000)
NORWAY -- (4.9%)
Kommunalbanken A.S.
    0.625%, 04/20/26............................. EUR    14,000 $ 16,758,160
Norway Government Bond
##  1.500%, 02/19/26............................. NOK   270,000   32,965,222
                                                                ------------
TOTAL NORWAY.....................................                 49,723,382
                                                                ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (16.9%)
Asian Development Bank
    2.350%, 06/21/27............................. JPY 2,660,000   29,338,885
European Financial Stability Facility
    0.875%, 07/26/27............................. EUR    32,000   39,035,920
European Investment Bank
    1.250%, 05/12/25............................. SEK    50,000    5,839,619
    1.250%, 05/12/25............................. SEK    25,000    2,919,810
    1.900%, 01/26/26............................. JPY 1,721,000   18,066,800
    2.150%, 01/18/27............................. JPY   145,000    1,571,038
    6.000%, 12/07/28............................. GBP     1,300    2,512,741
    5.625%, 06/07/32............................. GBP     1,800    3,603,816
European Stability Mechanism
    0.750%, 03/15/27............................. EUR    32,500   39,524,387
European Union
    3.000%, 09/04/26............................. EUR     9,925   14,378,976
    2.875%, 04/04/28............................. EUR     9,460   13,760,273
                                                                ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                170,552,265
                                                                ------------

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                   -  -------     ------
                                                       (000)
SWEDEN -- (3.7%)
Sweden Government Bond
    2.250%, 06/01/32............................. SEK 282,000 $   37,239,014
                                                              --------------

UNITED KINGDOM -- (10.9%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30............................. GBP   1,200      2,111,314
United Kingdom Gilt
    4.750%, 12/07/30............................. GBP  56,450    105,415,766
    4.250%, 06/07/32............................. GBP   1,400      2,547,440
                                                              --------------
TOTAL UNITED KINGDOM.............................                110,074,520
                                                              --------------
TOTAL BONDS......................................              1,003,903,903
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Bonds
    5.375%, 02/15/31.............................       2,850      3,575,971
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $979,235,460)............................              $1,007,479,874
                                                              ==============

At April 30, 2018, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------ --------------- ---------------------------- ---------- --------------
USD    73,984,989  GBP  52,557,322 Citibank, N.A.                05/08/18    $1,610,438
USD    40,407,535  NOK 315,563,244 JP Morgan                     07/06/18       978,877
USD        37,023  EUR      29,840 Citibank, N.A.                07/11/18           795
USD     3,298,784  EUR   2,656,828 UBS AG                        07/11/18        73,158
USD   139,548,320  EUR 112,569,289 State Street Bank and Trust   07/11/18     2,879,151
USD     6,162,247  EUR   5,071,872 State Street Bank and Trust   07/13/18         3,590
USD   140,986,015  EUR 113,302,972 State Street Bank and Trust   07/13/18     3,404,839
USD     4,088,331  AUD   5,263,523 Bank of America Corp.         07/17/18       124,440
USD   116,709,745  GBP  81,718,394 State Street Bank and Trust   07/17/18     3,788,717
USD     6,962,721  EUR   5,718,717 UBS AG                        07/19/18        15,395
USD    85,829,090  CAD 107,975,682 State Street Bank and Trust   07/19/18     1,578,742
USD   141,153,922  EUR 113,280,015 UBS AG                        07/19/18     3,536,844
USD    11,133,038  EUR   9,061,181 UBS AG                        07/20/18       124,304
USD   140,315,371  EUR 113,270,462 UBS AG                        07/20/18     2,699,264
USD    40,161,567  DKK 242,740,250 State Street Bank and Trust   07/23/18       564,086

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                          SETTLEMENT         APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD    COUNTERPARTY           DATE           (DEPRECIATION)
------------------ ----------------- --------------- ----------             --------------
USD   54,759,015   JPY 5,887,389,159 Citibank, N.A.          07/23/18        $   596,323
USD   47,106,898   SEK   400,516,645 UBS AG                  07/25/18          1,068,824
                                                                             -----------
                                                       TOTAL APPRECIATION    $23,047,787

EUR    2,067,765   USD     2,547,228 JP Morgan               07/20/18        $   (35,031)
GBP    3,748,387   USD     5,343,266 JP Morgan               07/17/18           (163,628)
NOK   50,263,097   USD     6,322,921 UBS AG                  07/06/18            (42,701)
                                                                             -----------
                                                       TOTAL (DEPRECIATION)  $  (241,360)
                                                                             -----------
                                                       TOTAL APPRECIATION
                                                       (DEPRECIATION)        $22,806,427
                                                                             ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $    3,921,930   --    $    3,921,930
  Austria................................   --        38,856,449   --        38,856,449
  Belgium................................   --        39,188,648   --        39,188,648
  Canada.................................   --       118,241,723   --       118,241,723
  Denmark................................   --        39,335,028   --        39,335,028
  Finland................................   --        38,878,318   --        38,878,318
  France.................................   --       238,457,983   --       238,457,983
  Germany................................   --        77,648,572   --        77,648,572
  Netherlands............................   --        41,786,071   --        41,786,071
  Norway.................................   --        49,723,382   --        49,723,382
  Supranational Organization Obligations.   --       170,552,265   --       170,552,265
  Sweden.................................   --        37,239,014   --        37,239,014
  United Kingdom.........................   --       110,074,520   --       110,074,520
U.S. Treasury Obligations................   --         3,575,971   --         3,575,971
Forward Currency Contracts**.............   --        22,806,427   --        22,806,427
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,030,286,301   --    $1,030,286,301
                                            ==    ==============   ==    ==============

    ** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                      ---------- --------------
                                                                        (000)
U.S. TREASURY OBLIGATIONS -- (73.3%)
U.S. Treasury Notes
 1.750%, 09/30/19.................................................... $  209,090 $  207,170,619
  3.625%, 02/15/20...................................................    134,000    136,690,468
  1.875%, 06/30/20...................................................    102,000    100,593,516
  2.000%, 09/30/20...................................................    127,000    125,293,438
  1.750%, 10/31/20...................................................     60,000     58,785,937
  1.625%, 11/30/20...................................................    181,000    176,616,406
  3.625%, 02/15/21...................................................    112,000    115,031,875
  1.250%, 03/31/21...................................................    141,000    135,552,774
  1.375%, 04/30/21...................................................    147,500    142,124,317
  3.125%, 05/15/21...................................................     54,000     54,729,843
  1.125%, 06/30/21...................................................     94,000     89,608,438
  1.125%, 07/31/21...................................................     90,000     85,661,719
  1.125%, 08/31/21...................................................     51,000     48,463,945
  1.250%, 10/31/21...................................................     39,000     37,127,695
  1.875%, 02/28/22...................................................     28,000     27,139,219
  1.875%, 03/31/22...................................................     27,000     26,146,758
  1.750%, 05/31/22...................................................     45,000     43,284,375
  1.750%, 06/30/22...................................................     62,000     59,582,968
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             1,669,604,310
                                                                                 --------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
 2.000%, 09/13/19....................................................     31,540     31,360,727
  2.375%, 12/13/19...................................................     25,000     24,943,000
  4.125%, 03/13/20...................................................     22,950     23,598,108
  1.375%, 02/18/21...................................................     20,000     19,315,880
  1.750%, 03/12/21...................................................     10,000      9,733,510
  2.375%, 03/12/21...................................................     16,000     15,857,168
  1.875%, 06/11/21...................................................     20,000     19,491,220
  1.125%, 07/14/21...................................................     20,000     19,048,180
  2.375%, 09/10/21...................................................     33,000     32,642,115
  1.875%, 11/29/21...................................................     54,000     52,447,338
  2.625%, 12/10/21...................................................     10,000      9,943,880
  2.250%, 03/11/22...................................................     66,435     65,067,103
  2.500%, 03/11/22...................................................     31,635     31,321,276
  2.125%, 06/10/22...................................................     51,150     49,785,983
  2.000%, 09/09/22...................................................     40,315     38,946,386
  1.875%, 12/09/22...................................................     10,000      9,574,670
  2.500%, 12/09/22...................................................     92,000     90,498,284
  5.250%, 12/09/22...................................................      9,000      9,959,157
  2.125%, 03/10/23...................................................     25,250     24,401,827
Tennessee Valley Authority
 3.875%, 02/15/21....................................................     22,000     22,692,670
                                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................................               600,628,482
                                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................................             2,270,232,792
                                                                                 --------------

                                                                        SHARES
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 1.630%.  6,202,147      6,202,147
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,333,263,502)...............................................            $2,276,434,939
                                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  U.S. Treasury Obligations..         -- $1,669,604,310   --    $1,669,604,310
  Agency Obligations.........         --    600,628,482   --       600,628,482
  Temporary Cash Investments. $6,202,147             --   --         6,202,147
                              ---------- --------------   --    --------------
  TOTAL...................... $6,202,147 $2,270,232,792   --    $2,276,434,939
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                            FACE
                                           AMOUNT      VALUE+
                                          -------- --------------
                                           (000)
              AGENCY OBLIGATIONS -- (29.8%)
              Federal Farm Credit Bank
                5.350%, 08/07/20......... $  4,693 $    4,972,844
                3.650%, 12/21/20.........   30,822     31,576,183
                5.250%, 03/02/21.........    4,273      4,565,807
                5.220%, 02/22/22.........    3,503      3,803,883
                5.210%, 12/19/22.........   14,851     16,324,902
                5.250%, 03/06/23.........    4,203      4,642,029
                5.220%, 05/15/23.........   33,694     37,276,178
                3.500%, 12/20/23.........    6,000      6,159,300
              Federal Home Loan Bank
                3.375%, 06/12/20.........    2,965      3,012,923
                2.875%, 09/11/20.........    5,295      5,317,160
                4.625%, 09/11/20.........   17,970     18,802,245
                3.125%, 12/11/20.........    4,205      4,247,079
                5.250%, 12/11/20.........    5,290      5,640,727
                1.750%, 03/12/21.........   28,330     27,575,034
                5.000%, 03/12/21.........    3,645      3,879,031
                2.250%, 06/11/21.........   49,035     48,182,477
                3.625%, 06/11/21.........    7,030      7,219,676
                5.625%, 06/11/21.........   25,905     28,107,314
                2.375%, 09/10/21.........   27,565     27,266,058
                3.000%, 09/10/21.........   21,875     22,076,250
                2.625%, 12/10/21.........   75,370     74,947,024
                5.000%, 12/10/21.........   31,875     34,232,921
                2.250%, 03/11/22.........    7,005      6,860,767
                2.500%, 03/11/22.........    7,705      7,628,590
                5.250%, 06/10/22.........    5,780      6,343,920
                5.750%, 06/10/22.........   13,660     15,238,536
                2.000%, 09/09/22.........   11,365     10,979,181
                5.375%, 09/30/22.........   44,400     49,100,006
                5.250%, 12/09/22.........   10,510     11,630,082
                2.125%, 03/10/23.........   10,000      9,664,090
                4.750%, 03/10/23.........   34,465     37,324,492
                3.250%, 06/09/23.........   24,520     24,942,234
                2.500%, 12/08/23.........   25,000     24,425,150
                3.250%, 03/08/24.........   20,000     20,279,820
                2.875%, 06/14/24.........   61,000     60,673,223
                5.375%, 08/15/24.........   29,950     33,983,307
                5.365%, 09/09/24.........    1,400      1,587,433
                2.875%, 09/13/24.........   71,500     70,898,256
                2.750%, 12/13/24.........   20,000     19,651,160
                4.375%, 03/13/26.........   14,080     15,156,219
                5.750%, 06/12/26.........    8,080      9,591,437
                3.000%, 09/11/26.........   45,885     45,351,908
                2.500%, 12/10/27.........   39,130     36,763,457
              Tennessee Valley Authority
                3.875%, 02/15/21.........   74,241     76,578,478
                1.875%, 08/15/22.........   89,450     86,030,237
                2.875%, 09/15/24.........  117,875    116,624,110
                6.750%, 11/01/25.........   47,282     58,766,278
                2.875%, 02/01/27.........  135,706    131,666,439
                7.125%, 05/01/30.........   15,000     20,585,670
                                                   --------------
              TOTAL AGENCY
               OBLIGATIONS...............           1,428,151,525
                                                   --------------

                                             FACE
                                            AMOUNT        VALUE+
                                          ----------- --------------
                                            (000)
           U.S. TREASURY OBLIGATIONS -- (69.8%)
           U.S. Treasury Bonds
             8.125%, 08/15/21............ $    46,911 $   54,951,604
             7.250%, 08/15/22............      65,541     77,524,919
             6.250%, 08/15/23............     100,259    117,162,158
             7.500%, 11/15/24............      92,352    117,853,928
             6.875%, 08/15/25............      75,630     95,402,478
             6.000%, 02/15/26............      88,833    107,931,609
             6.750%, 08/15/26............      98,183    125,907,935
             6.625%, 02/15/27............      98,828    127,201,802
             5.250%, 11/15/28............      95,132    114,797,689
             5.250%, 02/15/29............      98,750    119,580,441
             6.125%, 08/15/29............     102,528    133,546,725
             6.250%, 05/15/30............     107,289    142,782,913
             5.375%, 02/15/31............     100,000    125,472,656
           U.S. Treasury Notes
             2.000%, 10/31/21............      64,843     63,330,646
             1.500%, 02/28/23............      94,000     88,528,907
             1.500%, 03/31/23............      89,000     83,708,672
             1.250%, 07/31/23............      77,000     71,113,711
             1.625%, 10/31/23............      74,000     69,473,281
             2.750%, 11/15/23............      87,000     86,605,781
             2.750%, 02/15/24............     105,538    104,932,180
             2.500%, 05/15/24............      75,000     73,447,266
             2.125%, 07/31/24............      11,000     10,524,766
             2.250%, 11/15/24............      85,500     82,210,254
             2.250%, 12/31/24............      45,000     43,221,094
             2.500%, 01/31/25............      50,000     48,761,719
             2.000%, 02/15/25............      80,000     75,525,000
             2.125%, 05/15/25............      80,000     75,971,875
             2.000%, 08/15/25............     144,000    135,281,249
             2.250%, 11/15/25............     112,000    106,850,625
             1.625%, 02/15/26............     109,000     99,083,555
             1.625%, 05/15/26............     103,000     93,331,679
             1.500%, 08/15/26............     183,000    163,642,031
             2.000%, 11/15/26............     129,300    120,087,375
             2.250%, 02/15/27............      70,000     66,229,297
             2.250%, 08/15/27............     131,000    123,580,079
                                                      --------------
           TOTAL U.S. TREASURY
            OBLIGATIONS..................              3,345,557,899
                                                      --------------
           TOTAL INVESTMENT
            SECURITIES...................              4,773,709,424
                                                      --------------

                                            SHARES
                                          -----------
           TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional
              U.S. Government Money
              Market Fund, 1.630%........  21,392,379     21,392,379
                                                      --------------
           TOTAL INVESTMENTS -- (100.0%)
             (Cost $4,984,526,274).......             $4,795,101,803
                                                      ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -------------------------------------------------
                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                          ----------- -------------- ------- --------------
     Agency Obligations..          -- $1,428,151,525   --    $1,428,151,525
     U.S. Treasury
      Obligations........          --  3,345,557,899   --     3,345,557,899
     Temporary Cash
      Investments........ $21,392,379             --   --        21,392,379
                          ----------- --------------   --    --------------
     TOTAL............... $21,392,379 $4,773,709,424   --    $4,795,101,803
                          =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
AGENCY OBLIGATIONS -- (0.2%)
Federal Home Loan Bank
#   1.375%, 02/18/21.............................       5,000 $ 4,828,970
Tennessee Valley Authority
    1.750%, 10/15/18.............................       8,303   8,286,984
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              13,115,954
                                                              -----------

BONDS -- (96.6%)
21st Century Fox America, Inc.
    5.650%, 08/15/20.............................       4,210   4,426,496
    4.500%, 02/15/21.............................       7,638   7,883,405
Abbott Laboratories
#   2.000%, 03/15/20.............................      13,567  13,319,964
    4.125%, 05/27/20.............................       3,000   3,059,746
#   2.800%, 09/15/20.............................       2,490   2,474,136
AbbVie, Inc.
#   2.500%, 05/14/20.............................      24,891  24,593,343
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................       2,825   2,952,897
Aetna, Inc.
    2.200%, 03/15/19.............................       2,696   2,681,711
    2.750%, 11/15/22.............................       2,000   1,925,446
Agence Francaise de Developpement
    1.625%, 01/21/20.............................      25,000  24,504,450
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................       1,690   1,757,043
Air Products & Chemicals, Inc.
    3.000%, 11/03/21.............................       5,000   4,968,343
Alberta, Province of Canada
    1.900%, 12/06/19.............................      10,000   9,869,690
    1.750%, 08/26/20.............................      15,000  14,624,490
    1.350%, 09/01/21............................. CAD  20,000  15,082,830
Allergan Finance LLC
    3.250%, 10/01/22.............................       9,500   9,200,451
Allergan Funding SCS
#   3.450%, 03/15/22.............................       9,749   9,583,526
Alphabet, Inc.
    3.625%, 05/19/21.............................       1,000   1,023,521
Altria Group, Inc.
    2.625%, 01/14/20.............................       1,025   1,018,703
Amazon.com, Inc.
#   2.600%, 12/05/19.............................      10,518  10,511,005
Ameren Corp.
    2.700%, 11/15/20.............................       1,000     986,242
American Express Co.
    2.500%, 08/01/22.............................       1,220   1,170,198
American Express Credit Corp.
    2.600%, 09/14/20.............................      13,925  13,786,079

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
American Honda Finance Corp.
    1.375%, 11/10/22............................. EUR   5,000 $ 6,287,609
American International Group, Inc.
#   2.300%, 07/16/19.............................       9,017   8,940,839
    3.375%, 08/15/20.............................       3,000   3,003,373
    6.400%, 12/15/20.............................      11,283  12,152,076
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................       6,957   7,223,871
AmerisourceBergen Corp.
#   3.500%, 11/15/21.............................       2,000   2,003,860
Amgen, Inc.
#   2.200%, 05/22/19.............................      10,625  10,573,894
#   3.450%, 10/01/20.............................       4,990   5,038,353
    4.100%, 06/15/21.............................       5,000   5,115,288
Amphenol Corp.
    2.550%, 01/30/19.............................         452     451,471
Anglo American Capital P.L.C.
##  3.750%, 04/10/22.............................       3,143   3,113,864
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................       5,000   4,941,749
Anthem, Inc.
#   2.250%, 08/15/19.............................       8,485   8,400,272
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR   9,750  11,762,240
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................       3,000   2,961,180
Apache Corp.
    6.900%, 09/15/18.............................         200     203,154
    3.250%, 04/15/22.............................      19,465  19,206,607
Apple, Inc.
    2.100%, 05/06/19.............................      27,000  26,934,932
#   2.000%, 05/06/20.............................       1,782   1,757,359
    2.250%, 02/23/21.............................       4,000   3,932,378
#   2.850%, 05/06/21.............................      29,000  28,902,062
#   1.550%, 08/04/21.............................      10,000   9,554,200
#   2.500%, 02/09/22.............................      12,191  11,946,073
    2.300%, 05/11/22.............................      11,657  11,292,794
Applied Materials, Inc.
#   2.625%, 10/01/20.............................       1,590   1,576,443
Arizona Public Service Co.
    8.750%, 03/01/19.............................       1,788   1,877,145
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   2,200   2,652,814
Asian Development Bank
    1.750%, 09/11/18.............................       7,409   7,396,877
    1.875%, 04/12/19.............................      17,884  17,789,894
    1.625%, 03/16/21.............................       6,000   5,807,492
Associated Banc-Corp
    2.750%, 11/15/19.............................         447     443,337

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................      23,256 $22,868,377
AT&T, Inc.
#     5.800%, 02/15/19.............................       3,751   3,837,251
#     4.600%, 02/15/21.............................       8,793   9,061,951
#     3.800%, 03/15/22.............................      11,600  11,708,966
Australia & New Zealand Banking Group, Ltd.
      2.250%, 06/13/19.............................      35,154  34,979,630
      2.700%, 11/16/20.............................       1,000     988,923
      3.300%, 03/07/22............................. AUD  19,300  14,627,267
      2.625%, 05/19/22.............................      10,000   9,698,683
Autodesk, Inc.
#     3.125%, 06/15/20.............................      14,337  14,282,800
Banco Santander SA
#     3.848%, 04/12/23.............................      25,400  25,197,952
Bank Nederlandse Gemeenten NV
      4.375%, 02/16/21.............................      11,000  11,430,100
      1.625%, 04/19/21.............................      46,168  44,496,441
##    2.375%, 02/01/22.............................      19,000  18,560,872
      2.375%, 02/01/22.............................      41,400  40,443,163
      2.500%, 01/23/23.............................      10,000   9,751,000
Bank of America Corp.
#     2.650%, 04/01/19.............................       4,255   4,255,948
#     2.625%, 10/19/20.............................       5,000   4,940,430
#     5.700%, 01/24/22.............................      12,571  13,598,023
Bank of Montreal
      1.900%, 08/27/21.............................      32,954  31,533,024
Bank of New York Mellon Corp. (The)
      5.450%, 05/15/19.............................       2,309   2,375,602
#     2.150%, 02/24/20.............................      15,585  15,378,513
Bank of Nova Scotia (The)
      2.050%, 06/05/19.............................       1,788   1,773,814
      2.350%, 10/21/20.............................       1,315   1,288,946
      2.450%, 03/22/21.............................      37,679  36,861,178
      2.700%, 03/07/22.............................       2,605   2,538,319
Barclays P.L.C.
#     2.750%, 11/08/19.............................      26,424  26,242,124
      1.500%, 04/01/22............................. EUR   1,764   2,187,996
BAT International Finance P.L.C.
## #  3.250%, 06/07/22.............................       7,350   7,226,849
Baxalta, Inc.
      2.875%, 06/23/20.............................       4,024   3,982,234
Bayer U.S. Finance LLC
## #  2.375%, 10/08/19.............................       5,616   5,561,626
BB&T Corp.
      2.050%, 05/10/21.............................       3,500   3,381,844
Beam Suntory, Inc.
      1.750%, 06/15/18.............................      16,605  16,585,388
Berkshire Hathaway Finance Corp.
#     2.900%, 10/15/20.............................       3,000   3,015,260
Berkshire Hathaway, Inc.
      2.100%, 08/14/19.............................      18,152  18,068,470
      2.200%, 03/15/21.............................       8,295   8,148,694

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Biogen, Inc.
    2.900%, 09/15/20.............................      19,046 $18,954,645
    3.625%, 09/15/22.............................       2,500   2,499,979
BlackRock, Inc.
    5.000%, 12/10/19.............................       2,193   2,269,085
    4.250%, 05/24/21.............................       2,850   2,949,861
BMW US Capital LLC
    0.625%, 04/20/22............................. EUR   2,000   2,445,950
BNP Paribas SA
    2.875%, 10/24/22............................. EUR   5,000   6,685,960
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   7,866   9,606,146
Boston Scientific Corp.
    2.850%, 05/15/20.............................       9,273   9,186,145
BP Capital Markets P.L.C.
#   2.315%, 02/13/20.............................      14,259  14,125,174
BPCE SA
    2.250%, 01/27/20.............................      13,175  12,959,035
    1.125%, 12/14/22............................. EUR   2,500   3,107,921
British Telecommunications P.L.C.
    0.500%, 06/23/22............................. EUR   1,600   1,928,828
Buckeye Partners L.P.
    2.650%, 11/15/18.............................         889     889,089
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20.............................      17,000  16,756,679
    2.000%, 03/22/21.............................      25,435  24,794,038
    0.125%, 11/25/22............................. EUR  26,900  32,599,296
Canada Housing Trust No. 1
##  1.750%, 06/15/22............................. CAD  20,000  15,215,702
Canadian Pacific Railway Co.
    7.250%, 05/15/19.............................       2,576   2,693,148
Capital One Bank USA NA
#   2.300%, 06/05/19.............................       4,471   4,436,667
Capital One Financial Corp.
    2.450%, 04/24/19.............................       7,383   7,361,014
CBS Corp.
#   2.300%, 08/15/19.............................      14,110  13,971,921
#   3.375%, 03/01/22.............................       5,000   4,952,701
Celgene Corp.
    3.550%, 08/15/22.............................       7,000   6,946,411
Chevron Corp.
    1.718%, 06/24/18.............................         633     632,482
    1.961%, 03/03/20.............................      18,198  17,954,875
    1.991%, 03/03/20.............................       1,500   1,480,453
#   2.419%, 11/17/20.............................      37,151  36,917,568
    2.100%, 05/16/21.............................      25,500  24,871,735
#   2.498%, 03/03/22.............................      10,030   9,820,359
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................       8,000   7,854,560
    2.875%, 11/03/22.............................       3,000   2,940,967
Cisco Systems, Inc.
#   2.125%, 03/01/19.............................       2,144   2,139,162
    4.450%, 01/15/20.............................       4,896   5,035,830

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
#   2.450%, 06/15/20.............................       3,395 $ 3,374,999
    2.200%, 02/28/21.............................      57,736  56,679,333
#   1.850%, 09/20/21.............................      20,960  20,152,837
Citigroup, Inc.
    2.500%, 09/26/18.............................      10,282  10,280,836
    2.550%, 04/08/19.............................       1,942   1,938,802
Citizens Bank NA
    2.450%, 12/04/19.............................       2,175   2,153,102
    2.650%, 05/26/22.............................       7,635   7,374,178
CNA Financial Corp.
    5.875%, 08/15/20.............................       1,000   1,056,354
Coca-Cola Co. (The)
#   1.875%, 10/27/20.............................      16,673  16,295,510
#   3.150%, 11/15/20.............................       1,020   1,030,260
    1.550%, 09/01/21.............................       2,500   2,385,075
#   3.300%, 09/01/21.............................      14,000  14,157,866
#   2.200%, 05/25/22.............................      20,425  19,761,116
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................       4,591   4,619,469
Comerica, Inc.
    2.125%, 05/23/19.............................       2,057   2,044,498
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................       4,634   4,636,754
    2.250%, 03/13/19.............................       2,000   1,993,495
#   2.300%, 09/06/19.............................      37,525  37,221,896
##  2.250%, 03/10/20.............................       5,000   4,921,084
    2.300%, 03/12/20.............................       4,500   4,440,105
#   2.400%, 11/02/20.............................      10,000   9,836,053
    2.900%, 07/12/21............................. AUD   5,000   3,752,370
##  2.000%, 09/06/21.............................       5,000   4,800,424
    3.250%, 01/17/22............................. AUD   5,000   3,786,843
##  2.750%, 03/10/22.............................      11,500  11,214,791
    3.250%, 03/31/22............................. AUD   3,200   2,418,226
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       4,935   4,763,797
    3.200%, 02/15/23.............................       3,944   3,859,233
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       7,577   7,559,515
    2.500%, 01/19/21.............................      15,935  15,659,996
    0.125%, 10/11/21............................. EUR   2,750   3,312,039
    2.750%, 01/10/22.............................       5,928   5,796,272
    4.000%, 01/11/22............................. EUR   2,500   3,433,918
#   3.875%, 02/08/22.............................      17,836  18,123,300
    4.750%, 06/06/22............................. EUR   3,000   4,268,212
    0.500%, 12/06/22............................. EUR   3,496   4,233,433
Corning, Inc.
    4.250%, 08/15/20.............................       2,850   2,911,802
Costco Wholesale Corp.
    1.700%, 12/15/19.............................           2       1,969
CPPIB Capital, Inc.
##  2.250%, 01/25/22.............................      25,400  24,724,330
    2.250%, 01/25/22.............................      36,750  35,772,406
Credit Suisse AG
#   2.300%, 05/28/19.............................       9,827   9,784,005

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Credit Suisse Group Funding Guernsey, Ltd.
      1.250%, 04/14/22............................. EUR  10,220 $12,612,075
CVS Health Corp.
#     2.250%, 12/05/18.............................       1,672   1,668,141
#     2.250%, 08/12/19.............................       5,370   5,325,429
Daimler Finance North America LLC
##    2.250%, 03/02/20.............................       9,750   9,597,813
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................      10,000   9,791,766
Danone SA
##    2.077%, 11/02/21.............................       5,000   4,786,400
Danske Bank A.S.
##    2.750%, 09/17/20.............................      15,822  15,633,820
Deutsche Bank AG
#     2.500%, 02/13/19.............................       1,650   1,643,191
      2.500%, 02/13/19.............................       5,942   5,917,513
#     3.125%, 01/13/21.............................       4,900   4,810,988
      1.500%, 01/20/22............................. EUR   6,000   7,363,071
      2.375%, 01/11/23............................. EUR   9,700  12,282,289
Deutsche Telekom International Finance BV
      6.000%, 07/08/19.............................       3,774   3,911,778
##    1.950%, 09/19/21.............................       2,535   2,421,017
Dexia Credit Local SA
      0.625%, 01/21/22............................. EUR     750     924,312
      0.250%, 06/02/22............................. EUR   8,000   9,701,663
      0.750%, 01/25/23............................. EUR   1,200   1,481,360
Discovery Communications LLC
## #  2.750%, 11/15/19.............................      19,864  19,748,791
#     3.300%, 05/15/22.............................       6,000   5,906,006
## #  3.500%, 06/15/22.............................      10,000   9,890,669
Dominion Energy Gas Holdings LLC
      2.800%, 11/15/20.............................       5,000   4,950,290
Dominion Energy, Inc.
      2.500%, 12/01/19.............................       7,881   7,786,368
Dow Chemical Co. (The)
      4.250%, 11/15/20.............................       7,657   7,841,061
Dr Pepper Snapple Group, Inc.
      2.700%, 11/15/22.............................       2,000   1,901,619
Dr. Pepper Snapple Group, Inc.
      2.600%, 01/15/19.............................         939     937,774
      2.000%, 01/15/20.............................         747     733,047
DTE Energy Co.
      2.400%, 12/01/19.............................      18,342  18,091,782
Duke Energy Corp.
      5.050%, 09/15/19.............................         586     601,626
DXC Technology Co.
      4.450%, 09/18/22.............................       1,250   1,273,354
E*TRADE Financial Corp.
#     2.950%, 08/24/22.............................       4,060   3,933,099

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Eastman Chemical Co.
    2.700%, 01/15/20.............................       3,756 $ 3,733,684
eBay, Inc.
    2.200%, 08/01/19.............................       4,184   4,157,608
#   3.800%, 03/09/22.............................       1,636   1,653,911
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................       1,289   1,325,925
    4.250%, 04/01/21.............................       3,035   3,122,853
    2.800%, 02/15/23.............................       1,000     966,254
Electricite de France SA
##  2.350%, 10/13/20.............................       1,500   1,474,854
Electronic Arts, Inc.
    3.700%, 03/01/21.............................      11,879  12,003,108
EMD Finance LLC
##  2.400%, 03/19/20.............................       1,755   1,730,343
Enbridge, Inc.
#   2.900%, 07/15/22.............................      18,189  17,560,538
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................       1,788   1,852,887
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................       7,283   7,205,253
European Financial Stability Facility
    --%, 11/17/22................................ EUR  47,387  57,152,079
    0.500%, 01/20/23............................. EUR  31,000  38,192,575
European Investment Bank
    1.875%, 03/15/19.............................       4,471   4,450,933
    1.625%, 03/16/20.............................      10,000   9,816,200
#   1.375%, 06/15/20.............................       6,000   5,838,480
#   2.875%, 09/15/20.............................       9,000   9,029,754
#   1.625%, 12/15/20.............................       8,000   7,775,276
#   2.000%, 03/15/21.............................       5,000   4,892,525
    1.375%, 09/15/21.............................      48,000  45,749,613
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  14,800  17,849,938
Eversource Energy
    2.500%, 03/15/21.............................       5,500   5,394,488
Exelon Corp.
#   2.850%, 06/15/20.............................       1,399   1,385,000
    2.450%, 04/15/21.............................         447     433,559
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       7,064   7,038,380
Export Development Canada
    1.375%, 10/21/21.............................      12,800  12,169,204
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       9,876   9,796,909
    3.900%, 02/15/22.............................       1,000   1,003,730
Exxon Mobil Corp.
#   1.819%, 03/15/19.............................      21,614  21,504,045
    1.912%, 03/06/20.............................       8,143   8,033,979
    2.222%, 03/01/21.............................      45,395  44,654,544
    2.397%, 03/06/22.............................       1,035   1,011,609

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FedEx Corp.
    2.300%, 02/01/20.............................       4,340 $ 4,292,086
    1.000%, 01/11/23............................. EUR   5,000   6,141,369
Fidelity National Information Services, Inc.
#   3.625%, 10/15/20.............................       6,415   6,479,137
    2.250%, 08/15/21.............................       2,500   2,410,275
Fifth Third Bancorp
    2.300%, 03/01/19.............................       9,444   9,411,090
FMS Wertmanagement
    1.375%, 06/08/21.............................      10,000   9,564,397
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................      17,685  17,702,127
#   2.459%, 03/27/20.............................       5,365   5,284,408
#   3.157%, 08/04/20.............................      11,533  11,478,470
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................       6,500   6,442,448
French Republic Government Bond OAT
    2.250%, 10/25/22............................. EUR  50,800  67,712,557
GATX Corp.
    2.500%, 03/15/19.............................       6,103   6,084,857
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21............................. EUR   2,463   3,392,468
    0.800%, 01/21/22............................. EUR   1,750   2,140,126
GE Capital International Funding Co., Unlimited
 Co.
#   2.342%, 11/15/20.............................      56,970  55,687,143
General Electric Co.
    0.375%, 05/17/22............................. EUR  13,519  16,228,566
    0.375%, 05/17/22............................. EUR   8,200   9,843,498
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................      12,709  12,557,189
#   3.450%, 01/14/22.............................      14,123  13,966,473
Gilead Sciences, Inc.
#   4.500%, 04/01/21.............................       1,198   1,240,218
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................         700     681,440
Goldcorp, Inc.
#   3.625%, 06/09/21.............................       4,553   4,553,674
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................       8,000   8,300,764
    2.550%, 10/23/19.............................       5,500   5,475,091
    2.750%, 09/15/20.............................      10,000   9,904,465
    2.625%, 04/25/21.............................         502     491,309
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................      21,047  20,648,635
Harris Corp.
    2.700%, 04/27/20.............................       4,247   4,211,276

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Hartford Financial Services Group, Inc. (The)
      5.500%, 03/30/20.............................       4,600 $ 4,792,050
Hershey Co. (The)
      4.125%, 12/01/20.............................         700     719,990
Hewlett Packard Enterprise Co.
      3.600%, 10/15/20.............................      10,000  10,071,182
HSBC USA, Inc.
      2.375%, 11/13/19.............................       2,683   2,654,751
      2.350%, 03/05/20.............................       5,500   5,432,788
Humana, Inc.
      2.625%, 10/01/19.............................       3,845   3,828,206
Huntington Bancshares, Inc.
#     2.600%, 08/02/18.............................      16,084  16,087,743
Iberdrola Finance Ireland DAC
##    5.000%, 09/11/19.............................       6,662   6,824,848
Indiana Michigan Power Co.
      7.000%, 03/15/19.............................       2,236   2,314,624
ING Bank NV
##    2.750%, 03/22/21.............................       6,000   5,917,942
Integrys Holding, Inc.
      4.170%, 11/01/20.............................       1,000   1,020,942
Intel Corp.
#     3.300%, 10/01/21.............................       5,000   5,047,898
Inter-American Development Bank
#     1.875%, 06/16/20.............................       7,000   6,899,333
      2.125%, 11/09/20.............................      35,000  34,526,380
International Bank for Reconstruction & Development
#     1.375%, 05/24/21.............................       5,000   4,792,845
      2.250%, 06/24/21.............................       6,000   5,898,588
      2.600%, 09/20/22............................. AUD  12,000   8,992,416
International Business Machines Corp.
      2.250%, 02/19/21.............................       4,000   3,930,366
      2.500%, 01/27/22.............................       5,000   4,870,640
International Finance Corp.
      0.875%, 06/15/18.............................       2,490   2,486,838
Intesa Sanpaolo SpA
      0.875%, 06/27/22............................. EUR  18,581  22,626,062
## #  3.125%, 07/14/22.............................       1,420   1,367,985
Italy Buoni Poliennali Del Tesoro
      1.450%, 09/15/22............................. EUR  21,500  27,027,269
Japan Finance Organization for Municipalities
      2.500%, 09/12/18.............................       6,886   6,883,108
      2.125%, 03/06/19.............................       4,472   4,447,449
Jersey Central Power & Light Co.
      7.350%, 02/01/19.............................       7,492   7,727,093

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                   -  -------    ------
                                                       (000)
John Deere Capital Corp.
    2.050%, 03/10/20.............................      20,620 $ 20,309,734
Johnson & Johnson
#   1.650%, 03/01/21.............................       9,000    8,740,051
    2.250%, 03/03/22.............................       5,000    4,865,401
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................         894      925,517
    2.550%, 10/29/20.............................      11,000   10,840,364
    4.350%, 08/15/21.............................       4,994    5,160,038
Kellogg Co.
    0.800%, 11/17/22............................. EUR   2,250    2,734,880
KeyCorp
    2.900%, 09/15/20.............................      11,259   11,179,068
    5.100%, 03/24/21.............................       8,008    8,401,687
Kommunalbanken A.S.
    1.750%, 05/28/19.............................      17,884   17,735,455
    1.625%, 02/10/21.............................      15,000   14,507,025
    2.250%, 01/25/22.............................      30,000   29,205,990
Kommunekredit
    0.0%, 09/08/22............................... EUR   1,750    2,101,247
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................       9,471    9,381,688
    1.000%, 09/15/21............................. SEK 360,000   42,362,310
    0.250%, 06/01/22............................. SEK 903,000  103,020,156
Kreditanstalt fuer Wiederaufbau
#   1.875%, 04/01/19.............................       6,259    6,227,869
    1.500%, 04/20/20.............................      22,500   21,982,902
#   2.125%, 03/07/22.............................      20,000   19,431,199
    2.900%, 06/06/22............................. AUD  20,000   15,155,622
    --%, 12/15/22................................ EUR  40,228   48,478,566
Kroger Co. (The)
    2.300%, 01/15/19.............................      11,572   11,536,609
    3.400%, 04/15/22.............................      10,000    9,928,570
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       4,650    4,808,502
Laboratory Corp. of America Holdings
#   2.625%, 02/01/20.............................       7,623    7,553,250
Lam Research Corp.
    2.750%, 03/15/20.............................       8,942    8,914,108
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.375%, 07/21/21.............................       5,000    4,761,435
Landwirtschaftliche Rentenbank
    2.700%, 09/05/22............................. AUD  21,360   16,052,572
Legg Mason, Inc.
    2.700%, 07/15/19.............................       9,258    9,207,603
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,500    2,599,483
Lincoln National Corp.
    6.250%, 02/15/20.............................       3,215    3,380,491
    4.850%, 06/24/21.............................       1,270    1,326,507

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
Lloyds Bank P.L.C.
      2.700%, 08/17/20.............................       1,600 $ 1,586,707
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       6,750   6,699,420
#     3.000%, 01/11/22.............................      16,162  15,852,303
Lockheed Martin Corp.
      2.500%, 11/23/20.............................       7,500   7,411,076
Macquarie Group, Ltd.
##    3.000%, 12/03/18.............................      20,235  20,271,321
Manitoba, Province of Canada
      2.100%, 09/06/22.............................      20,000  19,127,240
Manufacturers & Traders Trust Co.
      2.250%, 07/25/19.............................         530     525,365
      2.100%, 02/06/20.............................      28,367  27,902,040
Marriott International, Inc.
      6.750%, 05/15/18.............................       4,264   4,270,590
#     3.000%, 03/01/19.............................       2,835   2,838,851
Marsh & McLennan Cos., Inc.
      2.350%, 09/10/19.............................       4,471   4,433,586
      2.350%, 03/06/20.............................       1,000     985,640
      2.750%, 01/30/22.............................       4,650   4,532,849
Mastercard, Inc.
      1.100%, 12/01/22............................. EUR  15,162  18,785,951
Maxim Integrated Products, Inc.
      2.500%, 11/15/18.............................       3,464   3,458,856
McDonald's Corp.
      3.500%, 07/15/20.............................       4,928   4,984,086
Merck & Co., Inc.
      1.850%, 02/10/20.............................       4,450   4,385,480
Microsoft Corp.
#     1.625%, 12/06/18.............................       7,227   7,199,419
      1.850%, 02/12/20.............................      21,640  21,346,816
#     3.000%, 10/01/20.............................       5,000   5,040,483
      2.000%, 11/03/20.............................      33,993  33,415,659
      1.550%, 08/08/21.............................      20,978  20,101,630
#     2.400%, 02/06/22.............................      20,000  19,548,691
      2.375%, 02/12/22.............................      11,883  11,588,500
Mitsubishi UFJ Financial Group, Inc.
#     2.950%, 03/01/21.............................       1,725   1,709,742
      0.680%, 01/26/23............................. EUR  10,060  12,128,189
Mizuho Bank, Ltd.
## #  2.450%, 04/16/19.............................       1,575   1,569,266
##    2.700%, 10/20/20.............................      11,960  11,784,549
Mizuho Financial Group, Inc.
##    2.632%, 04/12/21.............................       5,000   4,882,519
Molson Coors Brewing Co.
      2.100%, 07/15/21.............................       3,000   2,874,667
Mondelez International Holdings Netherlands BV
##    2.000%, 10/28/21.............................      13,012  12,387,982

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Monsanto Co.
    1.850%, 11/15/18.............................      24,511 $24,402,593
    2.125%, 07/15/19.............................       2,236   2,215,830
Morgan Stanley
    7.300%, 05/13/19.............................       2,315   2,419,689
MUFG Bank, Ltd.
##  2.350%, 09/08/19.............................       4,570   4,529,452
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................      10,000   9,779,120
    1.375%, 09/21/21.............................       7,500   7,121,063
    2.375%, 03/15/22.............................      10,000   9,766,900
Mylan NV
    3.750%, 12/15/20.............................       4,065   4,077,450
Mylan, Inc.
#   2.550%, 03/28/19.............................       9,089   9,053,390
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................      15,626  15,521,987
##  2.400%, 12/09/19.............................       8,492   8,422,855
#   2.625%, 07/23/20.............................       5,339   5,283,078
    2.625%, 01/14/21.............................       2,000   1,969,116
    3.000%, 05/12/21............................. AUD   6,000   4,523,216
    1.875%, 07/12/21.............................       5,500   5,266,588
    2.800%, 01/10/22.............................      24,500  24,014,700
    2.500%, 05/22/22.............................      42,800  41,293,201
    0.350%, 09/07/22............................. EUR   7,800   9,369,449
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................      53,652  53,356,646
    1.625%, 03/04/20.............................      30,000  29,412,000
    1.875%, 04/14/22.............................       5,000   4,786,730
Nestle Holdings, Inc.
    1.875%, 03/09/21.............................      10,000   9,693,520
NetApp, Inc.
#   3.375%, 06/15/21.............................       8,650   8,599,849
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       9,378   9,307,443
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................      16,249  15,900,585
Noble Energy, Inc.
    4.150%, 12/15/21.............................       4,000   4,065,659
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................      16,440  16,432,640
Nordea Bank AB
    1.625%, 05/15/18.............................       1,923   1,922,731
    2.375%, 04/04/19.............................      15,005  14,954,669
##  2.500%, 09/17/20.............................       6,000   5,907,333
Nordic Investment Bank
#   1.875%, 06/14/19.............................       9,471   9,402,809
    2.125%, 02/01/22.............................       7,500   7,290,269
Nordstrom, Inc.
#   4.750%, 05/01/20.............................      13,135  13,507,910
Norfolk Southern Corp.
    3.000%, 04/01/22.............................       1,352   1,336,899

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
NRW Bank
      1.875%, 07/01/19.............................       2,884 $ 2,859,025
Nuveen Finance LLC
##    2.950%, 11/01/19.............................       9,568   9,534,214
NVIDIA Corp.
      2.200%, 09/16/21.............................       1,830   1,775,527
Occidental Petroleum Corp.
      4.100%, 02/01/21.............................         542     556,190
Omnicom Group, Inc.
      4.450%, 08/15/20.............................         550     564,636
Ontario, Province of Canada
      4.400%, 04/14/20.............................      28,000  28,853,407
OP Corporate Bank P.L.C.
      0.375%, 10/11/22............................. EUR     325     391,000
Oracle Corp.
      2.800%, 07/08/21.............................       6,536   6,504,343
#     1.900%, 09/15/21.............................      97,577  94,147,223
#     2.500%, 05/15/22.............................       5,000   4,879,153
Pacific Gas & Electric Co.
      3.500%, 10/01/20.............................         900     901,911
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##    3.050%, 01/09/20.............................         828     827,404
## #  3.375%, 02/01/22.............................      10,000   9,894,370
Pernod Ricard SA
##    5.750%, 04/07/21.............................         620     660,827
##    4.450%, 01/15/22.............................       5,327   5,507,973
Perrigo Finance Unlimited Co.
      3.500%, 03/15/21.............................       5,056   5,035,922
Pfizer, Inc.
      2.100%, 05/15/19.............................       2,000   1,990,759
      1.950%, 06/03/21.............................      27,847  27,088,386
#     2.200%, 12/15/21.............................      15,000  14,638,530
      0.250%, 03/06/22............................. EUR  11,200  13,514,147
Phillips 66 Partners L.P.
      2.646%, 02/15/20.............................       6,873   6,791,718
PNC Bank NA
      2.400%, 10/18/19.............................      11,500  11,417,627
      2.300%, 06/01/20.............................         200     196,890
      2.600%, 07/21/20.............................       4,800   4,749,254
Procter & Gamble Co. (The)
#     1.850%, 02/02/21.............................       8,670   8,439,417
Progress Energy, Inc.
      4.875%, 12/01/19.............................       4,672   4,785,318
Progressive Corp. (The)
      3.750%, 08/23/21.............................         706     718,190
Province of British Columbia Canada
      2.650%, 09/22/21.............................      26,337  26,075,187
Province of Manitoba Canada
      2.050%, 11/30/20.............................       3,800   3,717,382
      2.125%, 05/04/22.............................      10,000   9,611,757

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Province of Ontario Canada
    1.875%, 05/21/20.............................      15,000 $14,713,793
    2.500%, 09/10/21.............................      59,530  58,458,619
    1.350%, 03/08/22............................. CAD  20,000  14,954,476
    2.250%, 05/18/22.............................       5,000   4,827,853
    3.150%, 06/02/22............................. CAD  19,000  15,180,467
Province of Quebec Canada
    3.500%, 07/29/20.............................      53,000  53,781,220
    2.750%, 08/25/21.............................      10,000   9,910,136
    2.375%, 01/31/22.............................      40,718  39,692,819
Prudential Financial, Inc.
#   2.350%, 08/15/19.............................       6,000   5,963,271
    5.375%, 06/21/20.............................       1,700   1,776,686
#   4.500%, 11/15/20.............................       7,000   7,227,583
PSEG Power LLC
    2.450%, 11/15/18.............................       6,831   6,816,112
    5.125%, 04/15/20.............................      11,108  11,493,360
Puget Energy, Inc.
    6.500%, 12/15/20.............................       3,363   3,610,270
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       8,235   8,104,155
    3.000%, 05/20/22.............................       2,425   2,364,806
Regions Financial Corp.
    3.200%, 02/08/21.............................      10,500  10,452,789
    2.750%, 08/14/22.............................       6,401   6,170,677
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   4,000   4,845,329
Republic Services, Inc.
    5.500%, 09/15/19.............................       4,473   4,628,472
    3.550%, 06/01/22.............................       2,000   2,001,080
Roper Technologies, Inc.
    2.050%, 10/01/18.............................       1,500   1,496,647
    2.800%, 12/15/21.............................       1,000     977,352
Royal Bank of Canada
    2.125%, 03/02/20.............................      22,338  21,971,037
    2.150%, 03/06/20.............................         665     654,902
    2.350%, 10/30/20.............................       7,428   7,292,837
    2.500%, 01/19/21.............................      12,750  12,518,582
    2.750%, 02/01/22.............................      24,000  23,512,158
    1.968%, 03/02/22............................. CAD  10,000   7,564,391
Ryder System, Inc.
    2.650%, 03/02/20.............................       7,000   6,937,671
    3.400%, 03/01/23.............................       3,000   2,967,601
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       3,000   2,964,629
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.............................      15,000  14,875,200
Santander UK P.L.C.
    2.375%, 03/16/20.............................       2,824   2,787,334
Sempra Energy
    2.850%, 11/15/20.............................       5,400   5,335,870

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
Shell International Finance BV
    2.000%, 11/15/18.............................      10,526 $10,496,592
    4.300%, 09/22/19.............................       4,471   4,574,544
    4.375%, 03/25/20.............................       1,250   1,286,107
    2.125%, 05/11/20.............................      17,155  16,933,900
    2.250%, 11/10/20.............................      18,999  18,728,325
#   1.875%, 05/10/21.............................      32,626  31,586,985
    1.750%, 09/12/21.............................      27,855  26,707,297
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.............................       2,000   1,936,376
Skandinaviska Enskilda Banken AB
    1.250%, 08/05/22............................. GBP   2,000   2,708,287
Societe Generale SA
##  2.625%, 09/16/20.............................      17,000  16,758,964
##  2.500%, 04/08/21.............................       4,200   4,094,181
Solvay Finance America LLC
##  3.400%, 12/03/20.............................      10,000  10,004,267
Southern Co. (The)
    2.750%, 06/15/20.............................       9,683   9,593,701
Southern Power Co.
    1.000%, 06/20/22............................. EUR  14,310  17,543,298
Southwest Airlines Co.
    2.750%, 11/06/19.............................      17,072  16,987,788
    2.650%, 11/05/20.............................       4,500   4,443,372
Spain Government Bond
##  5.400%, 01/31/23............................. EUR  17,000  25,525,713
Starbucks Corp.
#   2.100%, 02/04/21.............................       1,770   1,728,223
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.............................      18,950  18,591,864
State Street Corp.
#   2.550%, 08/18/20.............................      10,138  10,059,069
Statoil ASA
    1.150%, 05/15/18.............................      11,682  11,677,540
    2.250%, 11/08/19.............................       7,500   7,434,529
#   2.900%, 11/08/20.............................       2,780   2,779,855
    3.150%, 01/23/22.............................       2,692   2,690,552
Stryker Corp.
    2.625%, 03/15/21.............................       6,121   6,037,570
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................       5,865   5,858,950
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       4,000   3,962,073
    2.058%, 07/14/21.............................      10,000   9,609,458
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................       5,055   5,042,873
#   2.900%, 03/03/21.............................      14,765  14,612,964
Svensk Exportkredit AB
    1.750%, 08/28/20.............................       6,000   5,855,093
#   2.375%, 03/09/22.............................      10,000   9,772,598

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                   -   -------     ------
                                                        (000)
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................        16,661 $ 16,642,667
    2.250%, 06/17/19.............................         8,942    8,883,896
    2.400%, 10/01/20.............................         3,720    3,654,313
    2.450%, 03/30/21.............................         1,930    1,885,856
    0.250%, 02/28/22............................. EUR    13,000   15,663,505
    2.625%, 08/23/22............................. EUR     3,000    3,964,016
Swedbank AB
    0.300%, 09/06/22............................. EUR    12,020   14,425,716
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 1,085,000  142,702,842
Sysco Corp.
    2.600%, 10/01/20.............................        16,190   16,005,536
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................            74       76,967
Telefonica Emisiones SAU
    5.877%, 07/15/19.............................         1,000    1,034,309
    5.134%, 04/27/20.............................        10,180   10,577,728
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR     2,700    3,302,730
Thomson Reuters Corp.
    3.950%, 09/30/21.............................         6,115    6,145,588
Time Warner, Inc.
    4.700%, 01/15/21.............................         7,900    8,176,992
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................        31,297   31,096,853
    2.500%, 12/14/20.............................        20,000   19,687,394
    2.125%, 04/07/21.............................        18,138   17,604,031
    1.800%, 07/13/21.............................        18,605   17,803,677
    1.994%, 03/23/22............................. CAD    15,000   11,365,629
Total Capital International SA
#   2.100%, 06/19/19.............................        27,483   27,322,017
#   2.750%, 06/19/21.............................         6,000    5,943,084
#   2.875%, 02/17/22.............................         7,000    6,920,885
Total Capital SA
    4.125%, 01/28/21.............................        10,000   10,266,738
Total System Services, Inc.
    2.375%, 06/01/18.............................         4,011    4,009,769
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD    10,000    7,568,441
    2.350%, 07/18/22............................. CAD    10,000    7,637,603
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................        19,526   19,485,380
#   2.125%, 07/18/19.............................        11,845   11,768,109
    4.500%, 06/17/20.............................         9,300    9,608,562
#   1.900%, 04/08/21.............................        40,243   39,036,110
    2.750%, 05/17/21.............................         8,500    8,419,256
    2.600%, 01/11/22.............................         5,988    5,860,962
    3.300%, 01/12/22.............................         1,484    1,487,362
    0.750%, 07/21/22............................. EUR     2,080    2,553,111
Tyson Foods, Inc.
    2.650%, 08/15/19.............................        17,802   17,724,323

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UBS AG
#   2.375%, 08/14/19.............................       2,178 $ 2,165,913
    2.350%, 03/26/20.............................       6,079   5,992,496
UBS Group Funding Switzerland AG
    1.750%, 11/16/22............................. EUR   8,052  10,162,263
Unedic Asseo
    0.875%, 10/25/22............................. EUR  27,300  34,156,641
Union Pacific Corp.
    2.250%, 02/15/19.............................       1,189   1,185,362
UnitedHealth Group, Inc.
    4.700%, 02/15/21.............................       2,040   2,121,011
Unum Group
    3.000%, 05/15/21.............................       1,000     985,081
US Bank NA
#   2.125%, 10/28/19.............................       3,432   3,398,095
USAA Capital Corp.
##  2.000%, 06/01/21.............................       5,000   4,830,364
Valero Energy Corp.
    9.375%, 03/15/19.............................       5,009   5,286,679
Verizon Communications, Inc.
    3.500%, 11/01/21.............................         750     755,995
    3.125%, 03/16/22.............................       7,858   7,768,299
Viacom, Inc.
    2.750%, 12/15/19.............................       3,297   3,266,182
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................       1,732   1,778,408
#   4.375%, 03/16/21.............................       4,525   4,655,848
#   2.500%, 09/26/22.............................       4,411   4,204,202
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................       6,310   6,265,504
##  2.400%, 05/22/20.............................       5,911   5,813,229
Volkswagen International Finance NV
    0.875%, 01/16/23............................. EUR   4,200   5,113,508
Walgreen Co.
    3.100%, 09/15/22.............................       4,127   4,030,497
Walgreens Boots Alliance, Inc.
#   3.300%, 11/18/21.............................       4,000   3,983,760
Walt Disney Co. (The)
    2.150%, 09/17/20.............................       6,482   6,370,769
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................      14,176  13,974,571

                                                          FACE
                                                         AMOUNT^       VALUE+
                                                     -   -------       ------
                                                          (000)
Wells Fargo & Co.
      2.125%, 04/22/19.............................          4,083 $    4,063,865
#     2.600%, 07/22/20.............................          8,000      7,916,058
      1.500%, 09/12/22............................. EUR      2,700      3,376,150
Western Australian Treasury Corp.
      2.750%, 10/20/22............................. AUD     27,000     20,405,613
Westpac Banking Corp.
#     4.875%, 11/19/19.............................          3,645      3,749,945
#     2.600%, 11/23/20.............................         29,052     28,657,585
      2.100%, 05/13/21.............................          7,632      7,389,759
      2.800%, 01/11/22.............................         15,512     15,229,960
      2.500%, 06/28/22.............................          9,789      9,424,815
Wm Wrigley Jr Co.
##    2.900%, 10/21/19.............................          1,484      1,483,612
Wyndham Worldwide Corp.
#     4.250%, 03/01/22.............................          2,967      2,914,234
Xcel Energy, Inc.
      2.400%, 03/15/21.............................          4,070      3,979,325
Xerox Corp.
      4.070%, 03/17/22.............................         10,246     10,175,031
Xilinx, Inc.
      2.125%, 03/15/19.............................          1,795      1,788,151
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................          4,632      4,587,755
Zoetis, Inc.
      3.450%, 11/13/20.............................         12,400     12,452,114
                                                                   --------------
TOTAL BONDS........................................                 5,766,585,930
                                                                   --------------

U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      1.250%, 10/31/21.............................         25,000     23,799,805
                                                                   --------------
TOTAL INVESTMENT SECURITIES........................                 5,803,501,689
                                                                   --------------

                                                         SHARES
                                                     -   ------          -
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund................... 14,668,629    169,716,042
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,079,954,189)................................             $5,973,217,731
                                                                   ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


At April 30, 2018, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
                                                                                                    EXCHANGE
                                                                           SETTLEMENT             APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                        DATE               (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------               --------------
USD..  79,064,744  SEK 647,175,880 JP Morgan                                05/02/18              $ 5,157,956
USD..  81,381,303  SEK 669,921,752 Citibank, N.A.                           05/03/18                4,876,960
USD..  74,492,771  SEK 646,074,312 Bank of America Corp.                    06/27/18                  394,299
USD.. 145,484,292  EUR 117,406,143 Bank of America Corp.                    06/28/18                3,091,207
USD..  74,963,528  SEK 625,746,808 Citibank, N.A.                           07/03/18                3,159,519
USD..  69,958,604  SEK 584,598,050 JP Morgan                                07/05/18                2,865,911
USD..  77,885,684  SEK 673,868,575 Citibank, N.A.                           07/06/18                  541,622
USD.. 134,667,491  EUR 108,045,830 State Street Bank and Trust              07/10/18                3,500,334
USD..  97,682,592  EUR  78,814,674 State Street Bank and Trust              07/11/18                1,994,539
USD..  74,429,364  EUR  60,000,000 State Street Bank and Trust              07/12/18                1,578,380
USD..  77,446,148  EUR  62,430,672 State Street Bank and Trust              07/13/18                1,638,028
USD..   2,848,921  GBP   1,982,266 State Street Bank and Trust              07/16/18                  109,892
USD..  97,349,436  CAD 122,106,177 State Street Bank and Trust              07/17/18                2,077,413
USD..  92,212,994  AUD 119,831,103 JP Morgan                                07/20/18                1,967,660
USD.. 144,518,558  EUR 117,811,388 State Street Bank and Trust              07/25/18                1,330,198
                                                                                                  -----------
                                                                TOTAL APPRECIATION                $34,283,918

SEK.. 647,175,880  USD  74,312,695 Bank of America Corp.                    05/02/18              $  (405,906)
SEK.. 669,921,752  USD  77,040,755 Citibank N.A.                            05/03/18                 (536,412)
                                                                                                  -----------
                                                                TOTAL (DEPRECIATION)              $  (942,318)
                                                                                                  -----------
                                                                TOTAL APPRECIATION
                                                                (DEPRECIATION)                    $33,341,600
                                                                                                  ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   13,115,954   --    $   13,115,954
  Bonds.........................   --     5,766,585,930   --     5,766,585,930
  U.S. Treasury Obligations.....   --        23,799,805   --        23,799,805
  Securities Lending Collateral.   --       169,716,042   --       169,716,042
  Forward Currency Contracts**..   --        33,341,600   --        33,341,600
                                   --    --------------   --    --------------
  TOTAL.........................   --    $6,006,559,331   --    $6,006,559,331
                                   ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
AGENCY OBLIGATIONS -- (3.5%)
Federal Farm Credit Bank
      2.630%, 08/03/26............................. $ 3,173 $ 3,050,364
      5.770%, 01/05/27.............................   1,058   1,263,458
Federal Home Loan Mortgage Corp.
      6.750%, 09/15/29.............................   8,814  11,683,697
      6.750%, 03/15/31.............................   1,000   1,355,157
      6.250%, 07/15/32.............................   4,000   5,305,876
Federal National Mortgage Association
      6.250%, 05/15/29.............................  17,628  22,436,971
      7.125%, 01/15/30.............................   3,526   4,825,038
      6.625%, 11/15/30.............................   7,000   9,353,827
Tennessee Valley Authority
      7.125%, 05/01/30.............................   7,608  10,441,052
                                                            -----------
TOTAL AGENCY OBLIGATIONS...........................          69,715,440
                                                            -----------

BONDS -- (86.8%)
21st Century Fox America, Inc.
      3.700%, 09/15/24.............................   2,468   2,458,890
3M Co.
#     2.875%, 10/15/27.............................  27,127  25,647,909
Abbott Laboratories
#     2.950%, 03/15/25.............................   6,870   6,515,841
AbbVie, Inc.
      3.600%, 05/14/25.............................   9,500   9,216,773
Activision Blizzard, Inc.
      3.400%, 06/15/27.............................     600     568,299
Adobe Systems, Inc.
      3.250%, 02/01/25.............................   1,058   1,040,324
Advance Auto Parts, Inc.
      4.500%, 12/01/23.............................   1,500   1,535,408
Aetna, Inc.
#     3.500%, 11/15/24.............................   4,942   4,819,865
Affiliated Managers Group, Inc.
      3.500%, 08/01/25.............................   1,410   1,362,794
Aflac, Inc.
#     3.625%, 11/15/24.............................   1,099   1,096,654
      3.250%, 03/17/25.............................   6,064   5,892,393
Ahold Finance USA LLC
      6.875%, 05/01/29.............................     388     459,833
Airbus SE
## #  3.150%, 04/10/27.............................   1,000     959,207
Alabama Power Co.
      2.800%, 04/01/25.............................   1,410   1,325,478
Albemarle Corp.
      4.150%, 12/01/24.............................   3,335   3,387,153
Alimentation Couche-Tard, Inc.
##    3.550%, 07/26/27.............................   1,185   1,120,435
Allergan Funding SCS
#     3.800%, 03/15/25.............................   9,592   9,194,346

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Alphabet, Inc.
    1.998%, 08/15/26............................. $ 4,000 $ 3,571,945
American Express Credit Corp.
#   3.300%, 05/03/27.............................   8,500   8,124,640
American Honda Finance Corp.
    2.300%, 09/09/26.............................   1,500   1,369,037
American International Group, Inc.
    3.750%, 07/10/25.............................   2,000   1,957,521
    3.900%, 04/01/26.............................   5,000   4,880,122
American Water Capital Corp.
    3.850%, 03/01/24.............................   1,166   1,180,902
Ameriprise Financial, Inc.
#   3.700%, 10/15/24.............................   7,090   7,096,267
    2.875%, 09/15/26.............................   1,000     931,470
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................     673     655,180
    3.450%, 12/15/27.............................   4,000   3,733,140
Amgen, Inc.
#   3.125%, 05/01/25.............................   2,763   2,639,091
    2.600%, 08/19/26.............................   3,000   2,702,246
Analog Devices, Inc.
    3.900%, 12/15/25.............................   4,502   4,475,229
Andeavor
    5.125%, 12/15/26.............................     350     369,104
Anglo American Capital P.L.C.
##  4.750%, 04/10/27.............................   5,000   4,992,700
##  4.000%, 09/11/27.............................   4,600   4,334,915
Anheuser-Busch InBev Finance, Inc.
#   3.650%, 02/01/26.............................   8,000   7,810,531
Anthem, Inc.
    3.500%, 08/15/24.............................   3,491   3,392,617
    3.650%, 12/01/27.............................     555     527,743
    4.101%, 03/01/28.............................   5,000   4,893,810
ANZ New Zealand International Ltd.
##  3.450%, 07/17/27.............................  15,000  14,402,859
Aon P.L.C.
    3.500%, 06/14/24.............................   3,750   3,674,135
AP Moller - Maersk A.S.
##  3.750%, 09/22/24.............................   1,000     965,653
##  3.875%, 09/28/25.............................   1,914   1,844,419
Apple, Inc.
    3.250%, 02/23/26.............................   1,000     973,431
    3.350%, 02/09/27.............................  13,200  12,909,474
    3.200%, 05/11/27.............................  13,405  12,926,104
#   3.000%, 06/20/27.............................   6,800   6,459,828
#   2.900%, 09/12/27.............................     551     517,899
    3.000%, 11/13/27.............................  11,000  10,391,267
Applied Materials, Inc.
    3.300%, 04/01/27.............................   1,111   1,075,153
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................   5,613   5,098,941
Arizona Public Service Co.
    3.150%, 05/15/25.............................   3,349   3,241,996

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Arrow Electronics, Inc.
       3.875%, 01/12/28............................. $ 5,330 $ 5,012,486
Assurant, Inc.
       4.000%, 03/15/23.............................   3,526   3,515,812
AstraZeneca P.L.C.
       3.375%, 11/16/25.............................   8,300   8,060,875
AT&T, Inc.
       3.950%, 01/15/25.............................   1,087   1,076,183
       3.400%, 05/15/25.............................   8,182   7,774,843
Australia & New Zealand Banking Group, Ltd.
       3.700%, 11/16/25.............................   5,000   4,986,965
Autodesk, Inc.
       4.375%, 06/15/25.............................   6,017   6,099,764
#      3.500%, 06/15/27.............................   5,375   5,060,301
Automatic Data Processing, Inc.
       3.375%, 09/15/25.............................   2,000   1,984,131
AutoZone, Inc.
       3.250%, 04/15/25.............................   3,133   3,001,997
Avnet, Inc.
       4.625%, 04/15/26.............................   5,850   5,768,939
AXIS Specialty Finance P.L.C.
       4.000%, 12/06/27.............................   1,000     946,880
Banco Santander SA
#      3.800%, 02/23/28.............................   5,800   5,484,401
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................   2,918   2,736,752
Bank of New York Mellon Corp. (The)
#      3.000%, 02/24/25.............................   1,410   1,348,673
Barclays P.L.C.
       3.650%, 03/16/25.............................   6,080   5,798,563
       4.375%, 01/12/26.............................   2,700   2,665,942
BAT International Finance P.L.C.
       3.950%, 06/15/25.............................   1,500   1,477,927
Baxter International, Inc.
       2.600%, 08/15/26.............................   5,578   5,020,986
Bayer U.S. Finance LLC
## #   3.375%, 10/08/24.............................   8,831   8,579,529
Beam Suntory, Inc.
       3.250%, 06/15/23.............................   2,195   2,124,830
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................     610     520,883
Berkshire Hathaway, Inc.
#      3.125%, 03/15/26.............................  30,552  29,406,547
Biogen, Inc.
       4.050%, 09/15/25.............................   8,000   8,012,261
BlackRock, Inc.
       3.200%, 03/15/27.............................  17,645  16,943,450
BMW U.S. Capital LLC
##     2.800%, 04/11/26.............................   5,500   5,128,686
## #   3.300%, 04/06/27.............................   4,000   3,847,913
BNP Paribas SA
## #   3.500%, 11/16/27.............................   8,631   8,122,418
Boeing Co. (The)
       2.500%, 03/01/25.............................   3,526   3,299,850

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Boston Scientific Corp.
    4.125%, 10/01/23............................. $   811 $   824,147
BP Capital Markets P.L.C.
    3.535%, 11/04/24.............................   1,234   1,229,904
    3.017%, 01/16/27.............................   7,000   6,601,064
BPCE SA
    4.000%, 04/15/24.............................   3,000   3,005,394
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   4,363   5,262,581
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   5,261   5,309,176
Buckeye Partners L.P.
#   4.150%, 07/01/23.............................   1,058   1,055,246
#   3.950%, 12/01/26.............................   2,275   2,140,026
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.............................   5,000   4,733,050
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................   2,357   2,276,859
    7.000%, 12/15/25.............................     472     572,133
CA, Inc.
    4.700%, 03/15/27.............................   7,900   7,944,824
Campbell Soup Co.
    3.300%, 03/19/25.............................   4,229   4,041,458
    4.150%, 03/15/28.............................   5,571   5,398,184
Canadian Natural Resources, Ltd.
    7.200%, 01/15/32.............................   2,950   3,671,638
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   1,666   1,572,932
    3.700%, 02/01/26.............................   2,115   2,070,726
Capital One Financial Corp.
    3.750%, 04/24/24.............................   1,939   1,904,111
    3.750%, 03/09/27.............................   2,000   1,896,483
Cardinal Health, Inc.
#   3.410%, 06/15/27.............................   9,000   8,357,783
CBS Corp.
    3.500%, 01/15/25.............................   1,058   1,016,772
#   4.000%, 01/15/26.............................   1,000     979,132
    2.900%, 01/15/27.............................   6,600   5,899,872
Celgene Corp.
    3.625%, 05/15/24.............................   1,763   1,723,265
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.............................   3,000   2,969,004
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................   4,689   4,500,015
Chevron Corp.
    2.954%, 05/16/26.............................  25,893  24,735,436
Cigna Corp.
    3.250%, 04/15/25.............................   5,750   5,426,978
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     900   1,107,098
Cisco Systems, Inc.
#   2.500%, 09/20/26.............................   3,000   2,774,388
Citigroup, Inc.
    3.750%, 06/16/24.............................   1,410   1,400,941
    3.300%, 04/27/25.............................   6,231   5,967,102

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Clorox Co. (The)
      3.500%, 12/15/24............................. $ 1,763 $ 1,758,294
CME Group, Inc.
      3.000%, 03/15/25.............................     471     454,207
CMS Energy Corp.
      3.600%, 11/15/25.............................   2,800   2,735,068
CNA Financial Corp.
      4.500%, 03/01/26.............................   6,830   6,995,344
Coca-Cola Co. (The)
#     2.250%, 09/01/26.............................   3,500   3,167,310
#     2.900%, 05/25/27.............................   8,000   7,591,959
Comcast Corp.
      3.375%, 08/15/25.............................   1,234   1,198,083
#     3.150%, 03/01/26.............................   4,000   3,805,235
      7.050%, 03/15/33.............................   2,000   2,580,988
Commonwealth Bank of Australia
##    2.850%, 05/18/26.............................  18,373  17,015,180
ConocoPhillips Co.
#     4.950%, 03/15/26.............................   5,000   5,384,169
Consolidated Edison Co. of New York, Inc.
      3.300%, 12/01/24.............................     705     691,478
Cox Communications, Inc.
## #  3.850%, 02/01/25.............................   5,741   5,676,488
Credit Agricole SA
#     3.875%, 04/15/24.............................   5,678   5,717,056
Credit Suisse AG
      3.625%, 09/09/24.............................   6,299   6,240,420
CSX Corp.
      3.400%, 08/01/24.............................   3,000   2,951,354
CVS Health Corp.
#     3.375%, 08/12/24.............................   5,243   5,061,321
      3.875%, 07/20/25.............................   3,210   3,156,288
Daimler Finance North America LLC
##    3.250%, 08/01/24.............................   1,128   1,094,080
      8.500%, 01/18/31.............................   7,188  10,245,145
Deere & Co.
#     5.375%, 10/16/29.............................     650     740,150
Deutsche Bank AG
      3.700%, 05/30/24.............................   5,781   5,508,912
      4.100%, 01/13/26.............................   3,000   2,884,692
Discovery Communications LLC
      3.250%, 04/01/23.............................     353     341,656
##    3.900%, 11/15/24.............................   5,961   5,826,756
      3.450%, 03/15/25.............................   4,263   4,069,554
#     4.900%, 03/11/26.............................   4,000   4,100,148
Dominion Energy Gas Holdings LLC
      3.600%, 12/15/24.............................   1,763   1,732,842
Dominion Energy, Inc.
      3.625%, 12/01/24.............................     705     693,316
      3.900%, 10/01/25.............................   4,000   3,953,389
Dover Corp.
      3.150%, 11/15/25.............................   2,100   2,022,831
Dow Chemical Co. (The)
      3.500%, 10/01/24.............................   4,106   4,012,958

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25............................. $ 1,660 $ 1,564,693
DTE Energy Co.
    2.850%, 10/01/26.............................     945     858,071
Duke Energy Corp.
    3.750%, 04/15/24.............................   1,000     996,675
DXC Technology Co.
    4.450%, 09/18/22.............................   1,763   1,795,939
    4.750%, 04/15/27.............................   8,000   8,202,406
Eastman Chemical Co.
    3.800%, 03/15/25.............................   3,023   3,024,711
eBay, Inc.
    3.600%, 06/05/27.............................   2,000   1,894,797
Ecolab, Inc.
    2.700%, 11/01/26.............................   2,000   1,844,392
Electricite de France SA
    3.625%, 10/13/25.............................   2,000   1,971,294
##  3.625%, 10/13/25.............................   5,797   5,713,794
Electronic Arts, Inc.
    4.800%, 03/01/26.............................   2,200   2,314,118
Enbridge, Inc.
#   4.000%, 10/01/23.............................   2,068   2,068,306
#   3.500%, 06/10/24.............................     705     681,360
#   3.700%, 07/15/27.............................   3,000   2,825,160
Enel Finance International NV
##  3.500%, 04/06/28.............................   5,000   4,626,423
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................   4,000   3,991,446
#   4.200%, 04/15/27.............................   2,000   1,906,592
Enterprise Products Operating LLC
    3.750%, 02/15/25.............................   2,000   1,983,055
    3.700%, 02/15/26.............................   6,000   5,867,726
EOG Resources, Inc.
    3.150%, 04/01/25.............................   6,478   6,217,068
EQT Corp.
    3.900%, 10/01/27.............................   4,400   4,185,912
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................   2,058   2,051,296
Exelon Corp.
    3.950%, 06/15/25.............................     795     788,512
    3.400%, 04/15/26.............................   5,400   5,159,807
Express Scripts Holding Co.
    3.500%, 06/15/24.............................   4,596   4,401,454
    3.400%, 03/01/27.............................   3,500   3,220,645
Exxon Mobil Corp.
#   3.043%, 03/01/26.............................  20,686  20,001,587
FedEx Corp.
    3.200%, 02/01/25.............................   2,062   1,988,552
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................     278     293,277
Fifth Third Bancorp
    3.950%, 03/14/28.............................   2,943   2,912,071
FMR LLC
##  4.950%, 02/01/33.............................   1,000   1,093,658
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................   4,583   4,615,430

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
    3.664%, 09/08/24............................. $ 3,950 $ 3,786,644
GATX Corp.
    3.250%, 03/30/25.............................   2,820   2,652,601
    3.250%, 09/15/26.............................   2,200   2,034,035
General Dynamics Corp.
    2.125%, 08/15/26.............................   6,500   5,780,312
General Electric Co.
    6.750%, 03/15/32.............................  21,373  26,207,404
General Mills, Inc.
#   4.200%, 04/17/28.............................   3,000   2,953,322
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................   7,000   7,277,179
#   4.350%, 01/17/27.............................   3,000   2,919,654
Georgia Power Co.
    3.250%, 04/01/26.............................   3,000   2,867,842
Georgia-Pacific LLC
#   7.750%, 11/15/29.............................   4,960   6,637,929
Gilead Sciences, Inc.
    3.650%, 03/01/26.............................   2,000   1,976,098
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24.............................   6,346   6,367,073
    3.750%, 05/22/25.............................   2,000   1,953,450
    3.750%, 02/25/26.............................   1,100   1,064,907
Halliburton Co.
#   3.800%, 11/15/25.............................   4,124   4,092,045
Harley-Davidson, Inc.
#   3.500%, 07/28/25.............................   5,980   5,809,222
Hasbro, Inc.
    3.500%, 09/15/27.............................   2,820   2,595,590
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25.............................   8,542   8,776,163
Home Depot, Inc. (The)
    3.350%, 09/15/25.............................   1,403   1,382,824
Honeywell International, Inc.
    2.500%, 11/01/26.............................   1,000     914,701
HSBC Holdings P.L.C.
#   4.300%, 03/08/26.............................   4,000   4,055,780
HSBC USA, Inc.
    3.500%, 06/23/24.............................   5,760   5,667,377
Humana, Inc.
    3.850%, 10/01/24.............................   4,074   4,073,071
ING Groep NV
#   3.950%, 03/29/27.............................   6,550   6,434,934
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.............................   4,280   4,224,375
Inter-American Development Bank
    6.750%, 07/15/27.............................   1,058   1,314,802
Intercontinental Exchange, Inc.
#   3.750%, 12/01/25.............................   5,750   5,757,935
International Business Machines Corp.
#   3.300%, 01/27/27.............................   3,191   3,098,214
International Paper Co.
    3.650%, 06/15/24.............................   1,058   1,040,809
    3.800%, 01/15/26.............................     578     562,897

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24............................. $ 2,151 $ 2,163,114
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.............................   3,526   3,680,181
##  3.875%, 07/14/27.............................   7,500   7,037,759
ITC Holdings Corp.
    3.650%, 06/15/24.............................   4,288   4,227,916
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................   2,000   2,071,085
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................   3,000   2,991,657
JM Smucker Co. (The)
#   3.500%, 03/15/25.............................   5,000   4,855,005
Johnson & Johnson
    2.450%, 03/01/26.............................  14,500  13,460,907
    2.900%, 01/15/28.............................   3,000   2,838,460
    6.950%, 09/01/29.............................   1,000   1,304,875
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................     541     535,079
JPMorgan Chase & Co.
    3.900%, 07/15/25.............................   4,820   4,789,889
Juniper Networks, Inc.
    4.500%, 03/15/24.............................   2,327   2,364,528
Kellogg Co.
    3.250%, 04/01/26.............................   6,741   6,353,053
    7.450%, 04/01/31.............................     300     380,858
KeyBank NA
#   3.300%, 06/01/25.............................   2,000   1,938,565
Kohl's Corp.
    4.750%, 12/15/23.............................     781     804,399
Koninklijke KPN NV
    8.375%, 10/01/30.............................   4,000   5,350,467
Kraft Heinz Foods Co.
#   3.950%, 07/15/25.............................   8,000   7,868,340
Kroger Co. (The)
#   7.500%, 04/01/31.............................   7,725   9,635,937
L3 Technologies, Inc.
    3.950%, 05/28/24.............................   1,361   1,355,550
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.............................   3,100   2,958,412
Legg Mason, Inc.
    3.950%, 07/15/24.............................   2,609   2,577,066
    4.750%, 03/15/26.............................   3,205   3,300,308
Lincoln National Corp.
    3.350%, 03/09/25.............................   8,425   8,124,614
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................   5,000   4,778,177
#   4.375%, 03/22/28.............................   4,000   3,975,710
Lockheed Martin Corp.
    2.900%, 03/01/25.............................   2,468   2,341,814
Loews Corp.
#   3.750%, 04/01/26.............................   5,500   5,456,166

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Lowe's Cos., Inc.
#     3.375%, 09/15/25............................. $ 3,551 $ 3,489,360
LYB International Finance II BV
#     3.500%, 03/02/27.............................   2,000   1,888,706
Macquarie Bank, Ltd.
## #  3.900%, 01/15/26.............................   5,000   4,954,992
Manufacturers & Traders Trust Co.
      2.900%, 02/06/25.............................   6,527   6,239,667
Marathon Petroleum Corp.
      3.625%, 09/15/24.............................   4,513   4,431,867
Marriott International, Inc.
      4.000%, 04/15/28.............................   2,000   1,954,304
Marsh & McLennan Cos., Inc.
      3.500%, 06/03/24.............................   1,000     984,634
      3.500%, 03/10/25.............................   1,500   1,468,468
Maxim Integrated Products, Inc.
      3.450%, 06/15/27.............................   2,950   2,826,847
McDonald's Corp.
#     3.700%, 01/30/26.............................   9,000   8,974,304
McKesson Corp.
      3.796%, 03/15/24.............................     201     199,513
Mead Johnson Nutrition Co.
#     4.125%, 11/15/25.............................   4,200   4,265,940
Medtronic, Inc.
      3.500%, 03/15/25.............................   1,000     989,072
Merck Sharp & Dohme Corp.
      6.400%, 03/01/28.............................   6,591   7,997,579
Microsoft Corp.
      2.700%, 02/12/25.............................   1,058   1,012,424
      2.400%, 08/08/26.............................  10,000   9,182,384
      3.300%, 02/06/27.............................  22,100  21,621,217
Mitsubishi UFJ Financial Group, Inc.
#     3.850%, 03/01/26.............................   4,000   3,977,111
#     3.677%, 02/22/27.............................   2,000   1,962,593
Molson Coors Brewing Co.
      3.000%, 07/15/26.............................   2,000   1,830,913
Monsanto Co.
#     3.375%, 07/15/24.............................     897     870,027
      5.500%, 08/15/25.............................   3,984   4,308,059
Morgan Stanley
      3.875%, 01/27/26.............................   3,000   2,953,947
      3.625%, 01/20/27.............................   6,000   5,780,634
Mosaic Co. (The)
#     4.250%, 11/15/23.............................   1,939   1,942,211
#     4.050%, 11/15/27.............................   4,000   3,776,793
Motorola Solutions, Inc.
#     3.500%, 03/01/23.............................   1,763   1,724,869
MPLX L.P.
      4.125%, 03/01/27.............................   5,000   4,873,508
MUFG Bank, Ltd.
      3.250%, 09/08/24.............................   1,763   1,714,864
Mylan NV
      3.950%, 06/15/26.............................   7,000   6,644,082
Mylan, Inc.
      4.200%, 11/29/23.............................   2,468   2,470,542

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Nasdaq, Inc.
      4.250%, 06/01/24............................. $ 1,551 $ 1,563,609
National Australia Bank, Ltd.
##    3.500%, 01/10/27.............................  14,790  14,346,493
National Oilwell Varco, Inc.
      2.600%, 12/01/22.............................   6,068   5,781,200
Nationwide Building Society
##    3.900%, 07/21/25.............................   7,000   7,000,861
NextEra Energy Capital Holdings, Inc.
      3.550%, 05/01/27.............................   2,000   1,919,444
NIKE, Inc.
      2.375%, 11/01/26.............................  13,135  11,988,111
Noble Energy, Inc.
      3.900%, 11/15/24.............................   1,426   1,415,725
#     3.850%, 01/15/28.............................   2,000   1,925,910
Nordstrom, Inc.
#     4.000%, 03/15/27.............................   4,412   4,230,770
#     6.950%, 03/15/28.............................     282     314,366
Norfolk Southern Corp.
      5.640%, 05/17/29.............................   2,048   2,287,217
Novartis Capital Corp.
      3.100%, 05/17/27.............................  24,278  23,243,764
Nutrien, Ltd.
      3.000%, 04/01/25.............................   1,500   1,400,468
Nuveen Finance LLC
##    4.125%, 11/01/24.............................   5,360   5,374,465
O'Reilly Automotive, Inc.
      3.600%, 09/01/27.............................   3,900   3,700,065
Occidental Petroleum Corp.
      3.400%, 04/15/26.............................   5,280   5,160,248
Omnicom Group, Inc. / Omnicom Capital, Inc.
      3.650%, 11/01/24.............................     705     690,952
ONEOK, Inc.
      4.000%, 07/13/27.............................   3,915   3,800,486
Oracle Corp.
      2.650%, 07/15/26.............................   3,000   2,775,276
#     3.250%, 11/15/27.............................  22,400  21,495,081
#     3.250%, 05/15/30.............................   7,966   7,509,086
Pacific Gas & Electric Co.
      3.500%, 06/15/25.............................   2,362   2,273,092
Parker-Hannifin Corp.
      3.300%, 11/21/24.............................   3,356   3,319,692
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##    3.400%, 11/15/26.............................   4,000   3,749,704
PepsiCo, Inc.
      3.500%, 07/17/25.............................   4,721   4,703,659
Pernod Ricard SA
## #  3.250%, 06/08/26.............................   3,000   2,870,987
Perrigo Finance Unlimited Co.
      3.900%, 12/15/24.............................   6,115   5,996,781
#     4.375%, 03/15/26.............................   3,000   2,980,166
Pfizer, Inc.
#     2.750%, 06/03/26.............................  13,770  12,924,680
      3.000%, 12/15/26.............................  11,817  11,305,986

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Philip Morris International, Inc.
      3.250%, 11/10/24............................. $ 2,179 $ 2,114,721
Phillips 66 Partners L.P.
      3.550%, 10/01/26.............................   4,550   4,290,560
PNC Bank NA
      3.300%, 10/30/24.............................   1,763   1,722,978
      2.950%, 02/23/25.............................   4,407   4,193,084
Precision Castparts Corp.
#     3.250%, 06/15/25.............................   1,000     977,317
Principal Financial Group, Inc.
      3.400%, 05/15/25.............................   1,177   1,142,502
      3.100%, 11/15/26.............................     300     281,052
Procter & Gamble Co. (The)
#     2.850%, 08/11/27.............................  15,000  14,141,295
Province of Quebec Canada
      7.500%, 09/15/29.............................   2,000   2,727,396
PSEG Power LLC
      4.300%, 11/15/23.............................   2,122   2,157,551
QUALCOMM, Inc.
#     3.450%, 05/20/25.............................   7,026   6,723,549
Quest Diagnostics, Inc.
#     3.500%, 03/30/25.............................     582     566,367
Reinsurance Group of America, Inc.
      4.700%, 09/15/23.............................   2,115   2,176,011
      3.950%, 09/15/26.............................   4,358   4,277,470
Rio Tinto Finance USA, Ltd.
      7.125%, 07/15/28.............................     865   1,094,823
Roche Holdings, Inc.
##    2.625%, 05/15/26.............................  13,132  12,214,271
## #  2.375%, 01/28/27.............................   7,900   7,156,852
Rockwell Automation, Inc.
      2.875%, 03/01/25.............................     705     671,267
Rolls-Royce P.L.C.
##    3.625%, 10/14/25.............................   4,000   3,953,078
Royal Bank of Scotland Group P.L.C.
#     4.800%, 04/05/26.............................   1,000   1,018,965
Royal Caribbean Cruises, Ltd.
      7.500%, 10/15/27.............................   2,560   3,125,193
      3.700%, 03/15/28.............................     296     278,898
Santander Holdings USA, Inc.
      4.500%, 07/17/25.............................   9,000   9,059,982
#     4.400%, 07/13/27.............................   2,000   1,957,264
Sempra Energy
      3.550%, 06/15/24.............................   3,596   3,538,271
      3.750%, 11/15/25.............................   1,000     983,870
Shell International Finance BV
#     2.500%, 09/12/26.............................  15,600  14,432,653
Shell International Finance BV
#     2.875%, 05/10/26.............................  19,051  18,102,465
Sherwin-Williams Co. (The)
      3.450%, 08/01/25.............................   5,503   5,334,035
      3.950%, 01/15/26.............................   2,200   2,199,921
Siemens Financieringsmaatschappij NV
##    6.125%, 08/17/26.............................   2,080   2,422,767

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
Solvay Finance America LLC
##    4.450%, 12/03/25............................. $ 3,000 $ 3,069,796
Southern California Edison Co.
      6.650%, 04/01/29.............................     525     633,843
Southern Power Co.
      4.150%, 12/01/25.............................   2,000   2,021,206
Southwest Airlines Co.
      3.000%, 11/15/26.............................   2,000   1,875,600
Spectra Energy Partners L.P.
      4.750%, 03/15/24.............................   2,563   2,628,148
StanCorp Financial Group, Inc.
      5.000%, 08/15/22.............................   1,763   1,844,905
Standard Chartered P.L.C.
##    4.050%, 04/12/26.............................   1,962   1,913,478
State Street Corp.
      3.300%, 12/16/24.............................   7,551   7,425,236
Statoil ASA
## #  6.500%, 12/01/28.............................   5,000   6,069,628
Stryker Corp.
      3.375%, 05/15/24.............................     282     278,092
      3.375%, 11/01/25.............................   6,000   5,865,504
Sumitomo Mitsui Financial Group, Inc.
      3.784%, 03/09/26.............................   4,000   3,958,653
#     3.544%, 01/17/28.............................   6,000   5,808,497
Suncor Energy, Inc.
      3.600%, 12/01/24.............................   4,007   3,949,921
Sysco Corp.
      3.750%, 10/01/25.............................     700     695,742
      3.300%, 07/15/26.............................  12,345  11,787,853
Tapestry, Inc.
#     4.250%, 04/01/25.............................   8,534   8,383,370
Target Corp.
#     2.500%, 04/15/26.............................   9,730   8,876,535
TD Ameritrade Holding Corp.
      3.625%, 04/01/25.............................   3,526   3,510,380
TechnipFMC P.L.C.
##    3.450%, 10/01/22.............................   1,741   1,690,849
Telefonica Europe BV
      8.250%, 09/15/30.............................   7,275   9,712,179
Thomson Reuters Corp.
      4.300%, 11/23/23.............................   2,820   2,855,193
      3.850%, 09/29/24.............................     365     357,781
Time Warner, Inc.
      3.550%, 06/01/24.............................   2,468   2,411,216
      3.600%, 07/15/25.............................   3,500   3,380,362
      3.800%, 02/15/27.............................   2,000   1,933,276
TJX Cos., Inc. (The)
      2.250%, 09/15/26.............................   1,975   1,759,260
Total System Services, Inc.
      4.800%, 04/01/26.............................   5,970   6,202,916
Toyota Motor Credit Corp.
      3.200%, 01/11/27.............................  20,213  19,515,517
      3.050%, 01/11/28.............................  14,430  13,691,991
Travelers Property Casualty Corp.
      6.375%, 03/15/33.............................     375     465,455

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25............................. $9,500 $ 9,444,137
UniCredit SpA
##  4.625%, 04/12/27.............................  1,000     999,063
Union Pacific Corp.
    3.250%, 01/15/25.............................  8,761   8,586,761
United Technologies Corp.
    7.500%, 09/15/29.............................  5,114   6,551,888
UnitedHealth Group, Inc.
#   3.750%, 07/15/25.............................  5,333   5,327,298
Unum Group
    4.000%, 03/15/24.............................    705     706,902
    3.875%, 11/05/25.............................  9,000   8,728,714
Valero Energy Corp.
    7.500%, 04/15/32.............................  1,500   1,935,227
Verizon Communications, Inc.
#   3.500%, 11/01/24.............................  3,500   3,436,988
#   3.376%, 02/15/25.............................  4,916   4,772,220
#   4.125%, 03/16/27.............................  3,200   3,192,837
Viacom, Inc.
    4.250%, 09/01/23.............................    353     354,843
#   3.875%, 04/01/24.............................  3,711   3,632,927
Visa, Inc.
    3.150%, 12/14/25.............................  2,250   2,191,957
Vodafone Group P.L.C.
    7.875%, 02/15/30.............................  8,125  10,358,676
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................  9,000   8,434,371
Walt Disney Co. (The)
#   3.150%, 09/17/25.............................  3,526   3,456,740
WEC Energy Group, Inc.
    3.550%, 06/15/25.............................  6,200   6,085,004
Wells Fargo & Co.
    3.000%, 02/19/25.............................  3,526   3,309,833
    3.000%, 04/22/26.............................  5,000   4,613,000
Westpac Banking Corp.
    2.850%, 05/13/26.............................  1,500   1,389,641

                                                       FACE
                                                      AMOUNT        VALUE+
                                                      ------        ------
                                                      (000)
      2.700%, 08/19/26............................. $    10,595 $    9,692,257
      3.350%, 03/08/27.............................       7,000      6,694,262
WestRock MWV LLC
      8.200%, 01/15/30.............................       4,885      6,542,351
      7.950%, 02/15/31.............................       3,112      4,128,952
Whirlpool Corp.
      3.700%, 05/01/25.............................       2,468      2,430,621
Williams Partners L.P.
      4.000%, 09/15/25.............................       3,000      2,913,468
      3.750%, 06/15/27.............................       2,771      2,604,000
Wisconsin Electric Power Co.
      3.100%, 06/01/25.............................       1,763      1,704,031
Wyndham Worldwide Corp.
#     3.900%, 03/01/23.............................       3,904      3,698,402
Xerox Corp.
#     3.800%, 05/15/24.............................       2,276      2,204,936
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25.............................       3,000      2,887,234
Zoetis, Inc.
      3.000%, 09/12/27.............................       1,500      1,386,472
                                                                --------------
TOTAL BONDS........................................              1,736,528,056
                                                                --------------

U.S. TREASURY OBLIGATIONS -- (1.0%)
U.S. Treasury Bonds
      5.375%, 02/15/31.............................      15,200     19,071,844
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              1,825,315,340
                                                                --------------

                                                      SHARES
                                                      ------          -
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund...............  15,060,577    174,250,875
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,078,088,527)............................              $1,999,566,215
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   69,715,440   --    $   69,715,440
  Bonds.........................   --     1,736,528,056   --     1,736,528,056
  U.S. Treasury Obligations.....   --        19,071,844   --        19,071,844
  Securities Lending Collateral.   --       174,250,875   --       174,250,875
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,999,566,215   --    $1,999,566,215
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (92.6%)
AUSTRALIA -- (2.9%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 05/19/22.............................       1,000 $   969,868
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.............................         929     917,850
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22............................. EUR   2,554   3,127,651
Commonwealth Bank of Australia
##  2.750%, 03/10/22.............................         991     966,423
FMG Resources August 2006 Pty, Ltd.
#   4.750%, 05/15/22.............................       1,300   1,288,950
Macquarie Group, Ltd.
##  6.000%, 01/14/20.............................       1,150   1,199,188
National Australia Bank, Ltd.
    2.800%, 01/10/22.............................       1,000     980,192
    2.500%, 05/22/22.............................       5,500   5,306,369
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18.............................         835     835,585
Westpac Banking Corp.
    2.500%, 06/28/22.............................       2,500   2,406,991
                                                              -----------
TOTAL AUSTRALIA..................................              17,999,067
                                                              -----------

BELGIUM -- (0.6%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22............................. EUR   3,272   4,039,261
                                                              -----------

CANADA -- (4.7%)
Bank of Montreal
#   1.900%, 08/27/21.............................       1,000     956,880
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................       1,300   1,339,662
    2.700%, 03/07/22.............................       2,000   1,948,805
    0.375%, 04/06/22............................. EUR   1,000   1,204,242
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22.............................       2,000   1,930,743
    2.300%, 07/11/22............................. CAD   3,000   2,286,888
Canadian National Railway Co.
    2.850%, 12/15/21.............................         565     560,363
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.............................       2,800   2,800,700
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................         800     824,400
    3.000%, 08/15/22.............................         800     765,812
Enbridge, Inc.
    2.900%, 07/15/22.............................       2,167   2,092,126
    3.190%, 12/05/22............................. CAD   1,000     774,859

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
CANADA -- (Continued)
Goldcorp, Inc.
      3.625%, 06/09/21.............................       1,700 $ 1,700,252
Husky Energy, Inc.
      7.250%, 12/15/19.............................         925     982,012
Kinross Gold Corp.
#     5.125%, 09/01/21.............................       1,250   1,280,050
Province of Ontario Canada
      2.250%, 05/18/22.............................       1,000     965,571
Rogers Communications, Inc.
      4.000%, 06/06/22............................. CAD   2,500   2,026,909
Teck Resources, Ltd.
      4.750%, 01/15/22.............................       1,000   1,014,380
      3.750%, 02/01/23.............................       1,000     968,750
Toronto-Dominion Bank (The)
      2.125%, 04/07/21.............................       1,000     970,561
#     1.800%, 07/13/21.............................       1,000     956,930
Videotron, Ltd.
#     5.000%, 07/15/22.............................       1,350   1,378,687
                                                                -----------
TOTAL CANADA.......................................              29,729,582
                                                                -----------

DENMARK -- (0.5%)
AP Moeller - Maersk A.S.
##    2.875%, 09/28/20.............................       1,000     987,060
Danske Bank A.S.
##    2.750%, 09/17/20.............................       1,500   1,482,160
##    2.800%, 03/10/21.............................         700     690,367
                                                                -----------
TOTAL DENMARK......................................               3,159,587
                                                                -----------

FINLAND -- (0.3%)
Nokia Oyj
      3.375%, 06/12/22.............................       1,728   1,668,384
                                                                -----------

FRANCE -- (3.7%)
Air Liquide Finance SA
      0.500%, 06/13/22............................. EUR   3,700   4,505,195
BNP Paribas SA
      5.000%, 01/15/21.............................         531     556,955
      0.500%, 06/01/22............................. EUR   2,800   3,398,348
BPCE SA
#     2.650%, 02/03/21.............................         700     687,261
      2.750%, 12/02/21.............................       1,000     976,078
      1.125%, 12/14/22............................. EUR   1,200   1,491,802
Danone SA
## #  2.077%, 11/02/21.............................       2,770   2,651,666
Electricite de France SA
      3.875%, 01/18/22............................. EUR   1,200   1,640,412
Orange SA
      5.375%, 07/08/19.............................         200     205,558
#     4.125%, 09/14/21.............................         900     926,390
Pernod Ricard SA
##    5.750%, 04/07/21.............................       2,000   2,131,700

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
FRANCE -- (Continued)
Societe Generale SA
##    2.625%, 09/16/20.............................       1,000 $   985,821
##    2.500%, 04/08/21.............................       1,000     974,805
      4.250%, 07/13/22............................. EUR   1,500   2,101,354
                                                                -----------
TOTAL FRANCE.......................................              23,233,345
                                                                -----------

GERMANY -- (4.1%)
BMW Finance NV
      1.250%, 09/05/22............................. EUR     600     751,658
BMW US Capital LLC
## #  2.000%, 04/11/21.............................       2,335   2,251,399
      0.625%, 04/20/22............................. EUR     750     917,231
Daimler Canada Finance, Inc.
      2.230%, 12/16/21............................. CAD   2,000   1,521,212
Daimler Finance North America LLC
##    2.850%, 01/06/22.............................       2,500   2,442,950
Deutsche Bank AG
      2.950%, 08/20/20.............................       1,000     984,050
      3.125%, 01/13/21.............................         500     490,917
      1.500%, 01/20/22............................. EUR   1,700   2,086,203
Deutsche Telekom International Finance BV
##    1.950%, 09/19/21.............................       1,500   1,432,554
      4.250%, 07/13/22............................. EUR     800   1,122,565
EMD Finance LLC
##    2.950%, 03/19/22.............................       3,288   3,219,906
Siemens Financieringsmaatschappij NV
##    1.700%, 09/15/21.............................       1,000     953,050
      2.900%, 05/27/22.............................       1,500   1,474,339
T-Mobile USA, Inc.
#     4.000%, 04/15/22.............................       1,239   1,238,226
Volkswagen Leasing GmbH
      2.125%, 04/04/22............................. EUR     900   1,151,583
      2.375%, 09/06/22............................. EUR   1,800   2,326,302
ZF North America Capital, Inc.
##    4.500%, 04/29/22.............................       1,099   1,121,530
                                                                -----------
TOTAL GERMANY......................................              25,485,675
                                                                -----------

IRELAND -- (1.8%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       1,000     968,469
Allergan Funding SCS
      3.450%, 03/15/22.............................       3,000   2,949,080
Eaton Corp.
      2.750%, 11/02/22.............................       1,500   1,452,659
Ireland Government Bond
      0.0%, 10/18/22............................... EUR   3,900   4,695,500
Perrigo Finance Unlimited Co.
      3.500%, 03/15/21.............................       1,180   1,175,314
                                                                -----------
TOTAL IRELAND......................................              11,241,022
                                                                -----------

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
ITALY -- (1.4%)
Enel Finance International NV
      5.000%, 09/14/22............................. EUR     622 $   899,775
Intesa Sanpaolo SpA
#     3.875%, 01/15/19.............................         475     477,684
      0.875%, 06/27/22............................. EUR   1,000   1,217,699
## #  3.125%, 07/14/22.............................       2,000   1,926,740
Italy Buoni Poliennali Del Tesoro
      1.200%, 04/01/22............................. EUR   2,820   3,516,448
      0.950%, 03/01/23............................. EUR     400     490,092
                                                                -----------
TOTAL ITALY........................................               8,528,438
                                                                -----------

JAPAN -- (4.3%)
Beam Suntory, Inc.
      1.750%, 06/15/18.............................         200     199,764
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................       1,500   1,468,765
Honda Canada Finance, Inc.
      2.268%, 07/15/22............................. CAD   5,500   4,185,346
Japan Bank for International Cooperation
      2.000%, 11/04/21.............................       2,000   1,926,110
Mizuho Financial Group, Inc.
##    2.632%, 04/12/21.............................         800     781,203
      2.953%, 02/28/22.............................       3,500   3,417,905
MUFG Bank, Ltd.
      0.875%, 03/11/22............................. EUR   2,068   2,539,166
Nissan Motor Acceptance Corp.
##    2.550%, 03/08/21.............................       1,100   1,076,413
##    2.650%, 07/13/22.............................       1,000     963,583
##    2.600%, 09/28/22.............................       1,000     959,377
SoftBank Group Corp.
##    4.500%, 04/15/20.............................       1,510   1,549,637
Sumitomo Mitsui Banking Corp.
      1.000%, 01/19/22............................. EUR   1,000   1,234,191
Sumitomo Mitsui Financial Group, Inc.
      2.058%, 07/14/21.............................       1,000     960,946
Toyota Motor Credit Corp.
      2.600%, 01/11/22.............................       5,776   5,653,460
                                                                -----------
TOTAL JAPAN........................................              26,915,866
                                                                -----------

LUXEMBOURG -- (0.2%)
ArcelorMittal
      5.125%, 06/01/20.............................       1,243   1,280,290
                                                                -----------

NETHERLANDS -- (1.5%)
Heineken NV
## #  3.400%, 04/01/22.............................       1,011   1,014,493
ING Bank NV
##    2.750%, 03/22/21.............................       1,500   1,479,486
      4.500%, 02/21/22............................. EUR   1,000   1,400,694

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
NETHERLANDS -- (Continued)
ING Groep NV
    0.750%, 03/09/22............................. EUR   1,600 $ 1,950,329
LyondellBasell Industries NV
#   6.000%, 11/15/21.............................       1,677   1,802,472
Mylan NV
    3.750%, 12/15/20.............................         885     887,710
Shell International Finance BV
#   1.875%, 05/10/21.............................       1,000     968,154
                                                              -----------
TOTAL NETHERLANDS................................               9,503,338
                                                              -----------

SPAIN -- (1.7%)
Banco Santander SA
    3.848%, 04/12/23.............................       3,000   2,976,136
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19.............................          99     101,420
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................         800     790,568
Santander UK Group Holdings P.L.C.
    2.875%, 08/05/21.............................       1,000     977,809
Santander UK P.L.C.
    2.375%, 03/16/20.............................         130     128,312
Spain Government Bond
    0.450%, 10/31/22............................. EUR   3,000   3,663,247
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................         200     207,814
    5.462%, 02/16/21.............................       1,185   1,253,230
    2.242%, 05/27/22............................. EUR     400     518,157
                                                              -----------
TOTAL SPAIN......................................              10,616,693
                                                              -----------

SWEDEN -- (0.3%)
Telefonaktiebolaget LM Ericsson
#   4.125%, 05/15/22.............................       2,000   1,979,853
                                                              -----------

SWITZERLAND -- (0.6%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................         500     490,994
Credit Suisse AG
    3.000%, 10/29/21.............................       1,457   1,441,767
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22............................. EUR   1,600   1,974,493
                                                              -----------
TOTAL SWITZERLAND................................               3,907,254
                                                              -----------

UNITED KINGDOM -- (5.8%)
Anglo American Capital P.L.C.
##  4.125%, 04/15/21.............................         200     201,656
    3.500%, 03/28/22............................. EUR   1,800   2,401,633
##  3.750%, 04/10/22.............................       1,000     990,730

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED KINGDOM -- (Continued)
Aon P.L.C.
      2.800%, 03/15/21.............................       1,500 $ 1,472,655
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................       2,250   2,212,498
      2.375%, 06/12/22.............................       1,500   1,437,493
BAE Systems Holdings, Inc.
##    2.850%, 12/15/20.............................       1,650   1,630,540
Barclays P.L.C.
      2.750%, 11/08/19.............................       1,000     993,117
      1.500%, 04/01/22............................. EUR   1,100   1,364,397
BAT International Finance P.L.C.
      3.625%, 11/09/21............................. EUR     700     938,350
      1.000%, 05/23/22............................. EUR   1,333   1,630,401
## #  3.250%, 06/07/22.............................       1,000     983,245
Baxalta, Inc.
      2.875%, 06/23/20.............................         400     395,848
BP Capital Markets P.L.C.
#     3.561%, 11/01/21.............................       2,000   2,025,684
      1.373%, 03/03/22............................. EUR   2,146   2,692,523
British Telecommunications P.L.C.
      0.500%, 06/23/22............................. EUR   3,100   3,737,105
CNH Industrial Capital LLC
      3.875%, 10/15/21.............................       1,000   1,002,580
#     4.375%, 04/05/22.............................         250     253,750
Coca-Cola European Partners P.L.C.
      0.750%, 02/24/22............................. EUR   1,846   2,258,837
Coca-Cola European Partners US LLC
      4.500%, 09/01/21.............................         270     278,646
GlaxoSmithKline Capital P.L.C.
#     2.850%, 05/08/22.............................       1,000     984,029
HSBC Holdings P.L.C.
      4.000%, 03/30/22.............................         700     714,018
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       1,000     992,507
#     3.000%, 01/11/22.............................         600     588,503
Sky P.L.C.
##    2.625%, 09/16/19.............................         750     745,793
TechnipFMC P.L.C.
##    3.450%, 10/01/22.............................       1,000     971,194
Unilever NV
      0.500%, 02/03/22............................. EUR   1,125   1,370,415
Vodafone Group P.L.C.
      2.500%, 09/26/22.............................       1,000     953,118
                                                                -----------
TOTAL UNITED KINGDOM...............................              36,221,265
                                                                -----------

UNITED STATES -- (58.2%)
Abbott Laboratories
      4.125%, 05/27/20.............................   $   1,000   1,019,915

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
AbbVie, Inc.
#   2.900%, 11/06/22.............................       2,500 $2,433,086
Activision Blizzard, Inc.
    2.600%, 06/15/22.............................         600    579,119
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................         985  1,029,594
Aetna, Inc.
    4.125%, 06/01/21.............................         916    933,543
Agilent Technologies, Inc.
#   5.000%, 07/15/20.............................         435    452,257
Ally Financial, Inc.
    7.500%, 09/15/20.............................         500    541,250
#   4.125%, 02/13/22.............................         850    844,687
Altria Group, Inc.
    2.850%, 08/09/22.............................       2,000  1,948,217
Amazon.com, Inc.
#   3.300%, 12/05/21.............................       1,000  1,007,300
Ameren Corp.
    2.700%, 11/15/20.............................       1,525  1,504,019
American Express Co.
    2.500%, 08/01/22.............................       2,500  2,397,947
American Express Credit Corp.
#   2.250%, 05/05/21.............................       1,000    974,279
    0.625%, 11/22/21............................. EUR     700    853,579
American International Group, Inc.
    4.875%, 06/01/22.............................       1,750  1,830,138
AmerisourceBergen Corp.
    3.500%, 11/15/21.............................       1,257  1,259,426
Amgen, Inc.
    4.100%, 06/15/21.............................       1,000  1,023,058
    1.250%, 02/25/22............................. EUR   1,500  1,868,176
Andeavor Logistics L.P. / Tesoro Logistics
 Finance Corp.
    5.500%, 10/15/19.............................         500    514,350
Anixter, Inc.
    5.125%, 10/01/21.............................       1,175  1,204,375
Anthem, Inc.
    3.125%, 05/15/22.............................       3,000  2,933,173
Anthem, Inc.
    4.350%, 08/15/20.............................         200    205,123
Apache Corp.
    3.250%, 04/15/22.............................       2,359  2,327,685
    2.625%, 01/15/23.............................         500    475,007
Apple, Inc.
    2.300%, 05/11/22.............................         500    484,378
    2.100%, 09/12/22.............................       2,000  1,916,940
Arconic, Inc.
#   5.870%, 02/23/22.............................       1,200  1,249,500
Arrow Electronics, Inc.
    3.500%, 04/01/22.............................         700    687,540
Ashland LLC
#   4.750%, 08/15/22.............................       1,920  1,936,800

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
AT&T, Inc.
#   4.600%, 02/15/21.............................         600 $  618,352
    5.000%, 03/01/21.............................       1,200  1,255,306
    3.875%, 08/15/21.............................         300    304,914
    1.450%, 06/01/22............................. EUR     400    500,355
Autodesk, Inc.
    3.125%, 06/15/20.............................         750    747,165
AutoZone, Inc.
    2.500%, 04/15/21.............................       1,695  1,659,638
Avnet, Inc.
    4.875%, 12/01/22.............................       3,000  3,087,629
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................         309    309,535
Ball Corp.
    4.375%, 12/15/20.............................         500    508,125
    5.000%, 03/15/22.............................         750    777,187
Bank of America Corp.
#   2.625%, 10/19/20.............................         120    118,565
    5.700%, 01/24/22.............................       1,000  1,081,698
    3.228%, 06/22/22............................. CAD   1,000    785,677
    1.625%, 09/14/22............................. EUR   1,050  1,321,416
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20.............................         301    296,538
    2.600%, 02/07/22.............................       1,000    976,571
Baxter International, Inc.
    1.700%, 08/15/21.............................       1,500  1,422,971
BB&T Corp.
    2.750%, 04/01/22.............................       2,000  1,955,019
Becton Dickinson and Co.
#   3.125%, 11/08/21.............................       2,700  2,655,865
Bemis Co., Inc.
    4.500%, 10/15/21.............................         500    516,514
Best Buy Co., Inc.
#   5.500%, 03/15/21.............................       2,000  2,101,295
Biogen, Inc.
    3.625%, 09/15/22.............................       2,000  1,999,983
Booking Holdings, Inc.
    0.800%, 03/10/22............................. EUR   2,900  3,541,549
Boston Scientific Corp.
    3.375%, 05/15/22.............................       2,500  2,478,625
Burlington Northern Santa Fe LLC
    3.450%, 09/15/21.............................       1,000  1,005,277
CA, Inc.
    5.375%, 12/01/19.............................         700    724,931
Capital One Financial Corp.
#   4.750%, 07/15/21.............................       1,900  1,973,853
    3.200%, 01/30/23.............................       2,000  1,938,685
Carpenter Technology Corp.
    5.200%, 07/15/21.............................       1,420  1,462,832
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.............................       1,000    955,262

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Caterpillar, Inc.
#   3.900%, 05/27/21.............................       1,000 $1,023,053
CBS Corp.
    3.375%, 03/01/22.............................       1,000    990,540
Celgene Corp.
    3.550%, 08/15/22.............................       2,371  2,352,849
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................         200    206,023
Chevron Corp.
    2.100%, 05/16/21.............................         657    640,813
    2.498%, 03/03/22.............................       1,000    979,099
Choice Hotels International, Inc.
    5.750%, 07/01/22.............................       1,350  1,427,625
Church & Dwight Co., Inc.
    2.875%, 10/01/22.............................       2,000  1,955,025
Cigna Corp.
    4.000%, 02/15/22.............................       2,400  2,434,781
CIT Group, Inc.
    5.375%, 05/15/20.............................         542    559,615
Citigroup, Inc.
    2.700%, 03/30/21.............................       1,100  1,082,371
    1.375%, 10/27/21............................. EUR     400    500,381
    3.390%, 11/18/21............................. CAD   2,000  1,583,457
Citizens Bank NA
#   2.550%, 05/13/21.............................       1,600  1,565,137
    2.650%, 05/26/22.............................       1,000    965,839
CMS Energy Corp.
    5.050%, 03/15/22.............................         500    525,578
CNA Financial Corp.
    5.875%, 08/15/20.............................         515    544,022
    5.750%, 08/15/21.............................         720    766,988
CNO Financial Group, Inc.
    4.500%, 05/30/20.............................       1,400  1,407,000
Comcast Corp.
    3.125%, 07/15/22.............................       1,000    992,883
Conagra Brands, Inc.
    3.200%, 01/25/23.............................       1,643  1,612,121
Consolidated Edison, Inc.
    2.000%, 05/15/21.............................       1,860  1,792,473
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       2,475  2,389,138
Corning, Inc.
    4.250%, 08/15/20.............................       1,000  1,021,685
Cox Communications, Inc.
##  3.250%, 12/15/22.............................       2,192  2,137,093
CVS Health Corp.
    2.800%, 07/20/20.............................         500    496,917
    4.125%, 05/15/21.............................         800    816,993
    2.125%, 06/01/21.............................         500    482,406
    2.750%, 12/01/22.............................       1,000    960,418
DCP Midstream Operating L.P.
#   4.950%, 04/01/22.............................       1,200  1,218,000

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dell, Inc.
    4.625%, 04/01/21.............................         500 $  505,625
DH Europe Finance SA
    1.700%, 01/04/22............................. EUR   1,600  2,025,475
Discovery Communications LLC
    5.625%, 08/15/19.............................         398    410,828
##  2.750%, 11/15/19.............................         575    571,665
##  2.800%, 06/15/20.............................         550    543,625
#   4.375%, 06/15/21.............................       2,176  2,219,970
Dominion Energy, Inc.
    4.450%, 03/15/21.............................         850    872,081
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................       1,387  1,420,341
Dr Pepper Snapple Group, Inc.
    2.700%, 11/15/22.............................       1,000    950,810
DTE Energy Co.
    2.400%, 12/01/19.............................         700    690,451
Duke Energy Corp.
    2.400%, 08/15/22.............................       1,775  1,692,744
E*TRADE Financial Corp.
    2.950%, 08/24/22.............................       3,500  3,390,603
Eastman Chemical Co.
    4.500%, 01/15/21.............................          34     34,937
eBay, Inc.
#   2.875%, 08/01/21.............................       1,500  1,477,647
    2.600%, 07/15/22.............................         500    481,344
    2.750%, 01/30/23.............................         416    399,636
Ecolab, Inc.
    4.350%, 12/08/21.............................       1,224  1,269,831
    2.375%, 08/10/22.............................       1,175  1,131,530
Edgewell Personal Care Co.
#   4.700%, 05/24/22.............................         850    828,410
Edgewell Personal Care Co.
#   4.700%, 05/19/21.............................         900    891,090
Edison International
    2.400%, 09/15/22.............................       2,454  2,326,788
Electronic Arts, Inc.
    3.700%, 03/01/21.............................       1,962  1,982,498
EMC Corp.
    2.650%, 06/01/20.............................       1,000    974,261
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.............................       2,500  2,429,636
Enterprise Products Operating LLC
#   5.250%, 01/31/20.............................         400    414,516
    2.850%, 04/15/21.............................       1,500  1,478,977
Eversource Energy
    2.500%, 03/15/21.............................         900    882,734
Exelon Corp.
    5.150%, 12/01/20.............................         300    310,405

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................         150 $  149,456
#   4.000%, 10/01/20.............................       1,000  1,013,975
#   3.400%, 03/15/22.............................       1,000    990,832
    4.250%, 06/15/22.............................         500    511,836
Express Scripts Holding Co.
#   3.300%, 02/25/21.............................       2,000  1,989,891
    3.900%, 02/15/22.............................         500    501,865
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................       2,000  1,928,220
Fifth Third Bancorp
    3.500%, 03/15/22.............................       2,000  1,998,284
Ford Credit Canada Co.
    2.766%, 06/22/22............................. CAD   2,500  1,896,783
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................         800    792,759
    3.336%, 03/18/21.............................       1,500  1,488,996
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................         500    495,573
Gap, Inc. (The)
#   5.950%, 04/12/21.............................       1,296  1,363,494
GATX Corp.
    2.500%, 07/30/19.............................         500    495,845
General Electric Co.
    0.375%, 05/17/22............................. EUR   3,000  3,601,280
#   2.700%, 10/09/22.............................       1,500  1,447,008
General Mills, Inc.
    3.150%, 12/15/21.............................         985    976,268
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................       2,800  2,766,554
    3.450%, 01/14/22.............................         800    791,133
Gilead Sciences, Inc.
#   4.400%, 12/01/21.............................       2,005  2,080,927
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.............................         500    520,521
    2.625%, 04/25/21.............................       1,000    978,703
    5.250%, 07/27/21.............................         750    792,879
    5.750%, 01/24/22.............................         957  1,029,650
Graphic Packaging International LLC
    4.750%, 04/15/21.............................       1,210  1,222,100
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................         915    943,495
Harley-Davidson Financial Services, Inc.
##  2.550%, 06/09/22.............................       3,000  2,864,754
Harris Corp.
    2.700%, 04/27/20.............................       1,570  1,556,794
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................         400    423,773

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Hasbro, Inc.
    3.150%, 05/15/21.............................       1,384 $1,377,217
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................         236    237,680
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................       1,500  1,493,363
    2.300%, 01/14/22.............................         400    384,404
Huntington National Bank (The)
    2.400%, 04/01/20.............................         500    493,192
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................         400    414,065
International Business Machines Corp.
    0.500%, 09/07/21............................. EUR     700    854,683
JPMorgan Chase & Co.
    2.550%, 10/29/20.............................         400    394,195
    2.750%, 08/24/22............................. EUR   2,868  3,790,791
Kellogg Co.
    4.000%, 12/15/20.............................         800    816,821
    0.800%, 11/17/22............................. EUR   2,500  3,038,755
KeyBank NA
    2.300%, 09/14/22.............................         550    525,275
KeyCorp
    2.900%, 09/15/20.............................         700    695,030
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................       2,900  2,884,768
Kroger Co. (The)
    3.300%, 01/15/21.............................       1,167  1,167,836
    3.400%, 04/15/22.............................         975    968,036
#   2.800%, 08/01/22.............................       1,500  1,450,483
L Brands, Inc.
    5.625%, 02/15/22.............................       1,450  1,504,520
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       1,000  1,034,086
    4.950%, 02/15/21.............................         164    170,054
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.............................         900    887,644
Legg Mason, Inc.
    2.700%, 07/15/19.............................         823    818,520
Leidos Holdings, Inc.
    4.450%, 12/01/20.............................       1,100  1,102,750
Lennar Corp.
##  6.625%, 05/01/20.............................         600    630,000
##  8.375%, 01/15/21.............................         500    553,750
    4.125%, 01/15/22.............................       1,400  1,394,750
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,400  2,495,504
##  4.950%, 05/01/22.............................         615    642,961
Lincoln National Corp.
    6.250%, 02/15/20.............................         300    315,442
    4.850%, 06/24/21.............................         880    919,154

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lowe's Cos., Inc.
    3.750%, 04/15/21.............................       2,000 $2,039,495
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................       1,500  1,489,652
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22.............................       2,300  2,218,192
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................       2,100  2,108,002
Marriott International, Inc.
    2.875%, 03/01/21.............................         800    791,938
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.............................       2,260  2,203,062
Mattel, Inc.
    2.350%, 05/06/19.............................         800    784,000
#   2.350%, 08/15/21.............................       1,900  1,704,870
Mead Johnson Nutrition Co.
#   3.000%, 11/15/20.............................         919    916,620
Meritage Homes Corp.
    7.150%, 04/15/20.............................       1,300  1,378,000
MetLife, Inc.
#   4.750%, 02/08/21.............................       1,441  1,498,501
MGM Resorts International
#   7.750%, 03/15/22.............................       1,500  1,663,125
Molson Coors Brewing Co.
    2.100%, 07/15/21.............................       2,000  1,916,444
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       3,000  2,856,129
Morgan Stanley
    2.500%, 04/21/21.............................       1,000    976,958
    5.500%, 07/28/21.............................         200    212,500
    3.125%, 08/05/21............................. CAD   1,600  1,254,965
#   2.625%, 11/17/21.............................       1,500  1,459,859
Mosaic Co. (The)
    3.750%, 11/15/21.............................       2,000  1,995,246
Murphy Oil Corp.
    4.000%, 06/01/22.............................         500    488,750
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       1,500  1,429,104
NetApp, Inc.
    3.375%, 06/15/21.............................       2,000  1,988,404
Newfield Exploration Co.
#   5.750%, 01/30/22.............................       1,900  1,995,000
Newmont Mining Corp.
    3.500%, 03/15/22.............................       1,000    994,961
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................       1,000  1,030,039
Noble Energy, Inc.
    4.150%, 12/15/21.............................       1,676  1,703,511
Nordstrom, Inc.
    4.750%, 05/01/20.............................       1,000  1,028,391
#   4.000%, 10/15/21.............................       1,000  1,011,998

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Northrop Grumman Corp.
    2.550%, 10/15/22.............................     3,000 $2,889,895
NuStar Logistics L.P.
    6.750%, 02/01/21.............................     1,083  1,123,612
NVIDIA Corp.
    2.200%, 09/16/21.............................       993    963,442
Occidental Petroleum Corp.
    3.125%, 02/15/22.............................       476    474,529
Omnicom Group, Inc.
    3.625%, 05/01/22.............................     1,400  1,400,920
ONEOK, Inc.
    4.250%, 02/01/22.............................     1,066  1,083,909
Oracle Corp.
#   2.500%, 05/15/22.............................     4,250  4,147,280
    2.500%, 10/15/22.............................     1,951  1,893,878
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................       500    501,062
    4.250%, 05/15/21.............................       797    813,565
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................     2,104  2,081,775
##  4.250%, 01/17/23.............................     1,209  1,233,569
Philip Morris International, Inc.
    2.375%, 08/17/22.............................     2,291  2,195,886
    2.500%, 08/22/22.............................     2,000  1,923,956
Phillips 66
    4.300%, 04/01/22.............................     1,500  1,552,202
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    2.850%, 01/31/23.............................     1,500  1,405,257
PNC Bank NA
    2.550%, 12/09/21.............................     1,000    973,968
PolyOne Corp.
#   5.250%, 03/15/23.............................     1,400  1,433,250
Procter & Gamble Co. (The)
    2.150%, 08/11/22.............................     1,500  1,444,559
Progress Energy, Inc.
    4.400%, 01/15/21.............................     1,100  1,126,025
PulteGroup, Inc.
#   4.250%, 03/01/21.............................     1,475  1,482,522
QEP Resources, Inc.
#   5.375%, 10/01/22.............................     1,500  1,500,000
QUALCOMM, Inc.
    3.000%, 05/20/22.............................     1,145  1,116,579
    2.600%, 01/30/23.............................     1,800  1,703,497
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................       200    199,993
Radian Group, Inc.
    7.000%, 03/15/21.............................     1,205  1,289,350
Regions Financial Corp.
    3.200%, 02/08/21.............................     1,300  1,294,155
    2.750%, 08/14/22.............................     1,000    964,018
Republic Services, Inc.
    3.550%, 06/01/22.............................     1,000  1,000,540
Reynolds American, Inc.
    6.875%, 05/01/20.............................       500    534,255

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Rockies Express Pipeline LLC
##    5.625%, 04/15/20.............................       1,100 $1,138,841
Rockwell Collins, Inc.
      2.800%, 03/15/22.............................       2,000  1,941,550
Roper Technologies, Inc.
      3.000%, 12/15/20.............................       1,200  1,192,976
      2.800%, 12/15/21.............................       1,000    977,352
Ryder System, Inc.
      3.450%, 11/15/21.............................         900    899,535
      3.400%, 03/01/23.............................       2,000  1,978,401
Santander Holdings USA, Inc.
      3.400%, 01/18/23.............................       1,000    968,621
SCANA Corp.
      6.250%, 04/01/20.............................         550    570,642
#     4.750%, 05/15/21.............................       1,000  1,012,990
Sealed Air Corp.
## #  6.500%, 12/01/20.............................       1,449  1,535,940
Sherwin-Williams Co. (The)
      2.750%, 06/01/22.............................       1,000    968,188
Southern Co. (The)
      2.750%, 06/15/20.............................         250    247,694
Southern Power Co.
      2.500%, 12/15/21.............................         898    870,877
      1.000%, 06/20/22............................. EUR     950  1,164,649
State Street Corp.
      1.950%, 05/19/21.............................         500    483,980
Stryker Corp.
      2.625%, 03/15/21.............................       2,086  2,057,568
SunTrust Bank
      2.450%, 08/01/22.............................       2,750  2,639,958
SunTrust Banks, Inc.
      2.900%, 03/03/21.............................         150    148,455
Symantec Corp.
#     4.200%, 09/15/20.............................       1,000  1,011,426
Target Corp.
#     2.900%, 01/15/22.............................       1,750  1,742,817
Thermo Fisher Scientific, Inc.
      4.500%, 03/01/21.............................         830    858,187
      2.150%, 07/21/22............................. EUR     500    643,599
Time Warner Cable LLC
      4.125%, 02/15/21.............................         100    100,854
Time Warner Cable, Inc.
      5.000%, 02/01/20.............................       1,100  1,128,936
Time Warner, Inc.
      2.100%, 06/01/19.............................         105    104,052
Toll Brothers Finance Corp.
      5.875%, 02/15/22.............................       1,100  1,163,250
Total System Services, Inc.
      3.800%, 04/01/21.............................         234    235,047
Travelers Cos., Inc. (The)
      3.900%, 11/01/20.............................         250    254,337
TRI Pointe Group, Inc.
      4.875%, 07/01/21.............................       1,100  1,111,000

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Tupperware Brands Corp.
      4.750%, 06/01/21.............................       1,700 $1,737,683
Tyson Foods, Inc.
      4.500%, 06/15/22.............................       1,000  1,034,391
United Continental Holdings, Inc.
      6.000%, 12/01/20.............................       1,000  1,049,800
      4.250%, 10/01/22.............................       1,000    974,000
UnitedHealth Group, Inc.
#     2.125%, 03/15/21.............................       1,200  1,167,764
#     2.875%, 12/15/21.............................         500    493,701
Unum Group
      3.000%, 05/15/21.............................       1,000    985,081
US Bancorp
#     2.625%, 01/24/22.............................       1,000    979,707
Verizon Communications, Inc.
#     3.450%, 03/15/21.............................         215    216,748
      3.500%, 11/01/21.............................         500    503,997
      2.375%, 02/17/22............................. EUR   2,500  3,241,976
VF Corp.
      3.500%, 09/01/21.............................       1,040  1,054,799
Viacom, Inc.
      2.750%, 12/15/19.............................         598    592,410
Walgreen Co.
      3.100%, 09/15/22.............................         500    488,308
Walgreens Boots Alliance, Inc.
#     3.300%, 11/18/21.............................       1,000    995,940
Waste Management, Inc.
      4.600%, 03/01/21.............................       1,288  1,334,535
Wells Fargo & Co.
      2.500%, 03/04/21.............................       2,000  1,958,914
      2.094%, 04/25/22............................. CAD   3,000  2,256,490
      1.500%, 09/12/22............................. EUR     750    937,819
Western Gas Partners L.P.
      2.600%, 08/15/18.............................         700    699,409
      5.375%, 06/01/21.............................         175    181,042
#     4.000%, 07/01/22.............................         800    792,593
Western Union Co. (The)
      5.253%, 04/01/20.............................       1,000  1,033,315
Whirlpool Corp.
      4.850%, 06/15/21.............................         436    454,196
Williams Cos., Inc. (The)
#     7.875%, 09/01/21.............................       1,200  1,332,000
Williams Partners L.P.
      4.000%, 11/15/21.............................       1,848  1,863,229
WR Berkley Corp.
      4.625%, 03/15/22.............................         975  1,007,145
WR Grace & Co.
## #  5.125%, 10/01/21.............................       1,300  1,335,477
Wyndham Worldwide Corp.
      4.250%, 03/01/22.............................       2,400  2,357,318
Xcel Energy, Inc.
      2.400%, 03/15/21.............................       2,000  1,955,442

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Xilinx, Inc.
    3.000%, 03/15/21.............................       989 $    979,524
Zimmer Biomet Holdings, Inc.
#   3.150%, 04/01/22.............................     1,345    1,319,647
                                                            ------------
TOTAL UNITED STATES..............................            363,975,237
                                                            ------------
TOTAL BONDS......................................            579,484,157
                                                            ------------
TOTAL INVESTMENT SECURITIES......................            579,484,157
                                                            ------------

                                                      SHARES      VALUE+
                                                      ------      ------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)  DFA Short Term Investment Fund...............   4,011,795 $ 46,416,474
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $635,998,157).............................              $625,900,631
                                                               ============

At April 30, 2018, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                   SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ -------------- ---------------------------- ------------------ --------------
USD.. 81,205,537   EUR 65,869,316 State Street Bank and Trust       07/06/18        $1,265,173
USD..    711,421   CAD    905,439 Citibank, N.A.                    07/10/18             5,064
USD.. 18,314,931   CAD 23,072,765 Citibank, N.A.                    07/10/18           315,266
USD.. 19,506,809   EUR 15,900,883 State Street Bank and Trust       07/25/18           180,822
                                                                                    ----------
                                                               TOTAL APPRECIATION   $1,766,325
                                                                                    ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Bonds
      Australia...................   --    $ 17,999,067   --    $ 17,999,067
      Belgium.....................   --       4,039,261   --       4,039,261
      Canada......................   --      29,729,582   --      29,729,582
      Denmark.....................   --       3,159,587   --       3,159,587
      Finland.....................   --       1,668,384   --       1,668,384
      France......................   --      23,233,345   --      23,233,345
      Germany.....................   --      25,485,675   --      25,485,675
      Ireland.....................   --      11,241,022   --      11,241,022
      Italy.......................   --       8,528,438   --       8,528,438
      Japan.......................   --      26,915,866   --      26,915,866
      Luxembourg..................   --       1,280,290   --       1,280,290
      Netherlands.................   --       9,503,338   --       9,503,338
      Spain.......................   --      10,616,693   --      10,616,693
      Sweden......................   --       1,979,853   --       1,979,853
      Switzerland.................   --       3,907,254   --       3,907,254
      United Kingdom..............   --      36,221,265   --      36,221,265
      United States...............   --     363,975,237   --     363,975,237
    Securities Lending Collateral.   --      46,416,474   --      46,416,474
    Forward Currency Contracts**..   --       1,766,325   --       1,766,325
                                     --    ------------   --    ------------
    TOTAL.........................   --    $627,666,956   --    $627,666,956
                                     ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (91.2%)
AUSTRALIA -- (3.7%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26............................. EUR   3,000 $ 3,530,146
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22.............................          13      12,844
BHP Billiton Finance, Ltd.
    3.250%, 09/24/27............................. EUR   1,800   2,563,357
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................           9       9,301
##  2.850%, 05/18/26.............................         266     246,342
##  3.150%, 09/19/27.............................          10       9,383
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................         289     286,399
National Australia Bank, Ltd.
    3.000%, 02/10/23............................. AUD   2,000   1,485,975
    0.625%, 09/18/24............................. EUR   4,000   4,752,871
##  3.500%, 01/10/27.............................         351     340,475
Westpac Banking Corp.
    4.875%, 11/19/19.............................         106     109,052
    0.625%, 11/22/24............................. EUR   1,000   1,186,137
    2.850%, 05/13/26.............................         104      96,348
    2.700%, 08/19/26.............................          23      21,040
    3.350%, 03/08/27.............................         319     305,067
                                                              -----------
TOTAL AUSTRALIA..................................              14,954,737
                                                              -----------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................          23      22,984
                                                              -----------

BELGIUM -- (0.6%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................          58      55,823
    3.650%, 02/01/26.............................          35      34,171
Anheuser-Busch InBev SA
    2.700%, 03/31/26............................. EUR   1,000   1,348,439
    2.250%, 05/24/29............................. GBP     600     791,112
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.............................           5       5,159
    2.500%, 07/15/22.............................          24      23,170
                                                              -----------
TOTAL BELGIUM....................................               2,257,874
                                                              -----------

CANADA -- (4.8%)
Alimentation Couche-Tard, Inc.
    1.875%, 05/06/26............................. EUR     700     863,592

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................          13 $   12,897
    4.375%, 01/13/21.............................          37     38,129
    2.620%, 12/02/26............................. CAD   2,000  1,502,675
British Columbia, Province of Canada
    6.500%, 01/15/26.............................          93    112,175
Canadian Natural Resources, Ltd.
    3.420%, 12/01/26............................. CAD   1,000    759,484
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                      535    505,113
    3.700%, 02/01/26.............................          45     44,058
Cenovus Energy, Inc.
    3.000%, 08/15/22.............................         719    688,273
Enbridge, Inc.
    4.000%, 10/01/23.............................          34     34,005
    3.500%, 06/10/24.............................          15     14,497
Goldcorp, Inc.
    3.625%, 06/09/21.............................          46     46,007
Husky Energy, Inc.
    3.600%, 03/10/27............................. CAD   2,000  1,538,861
Manitoba, Province of Canada
    6.300%, 03/05/31............................. CAD   5,000  5,183,107
Nutrien, Ltd.
    3.625%, 03/15/24.............................         540    532,300
    3.000%, 04/01/25.............................          40     37,346
Ontario, Province of Canada
    2.400%, 06/02/26............................. CAD   4,000  3,009,619
Province of Manitoba Canada
    2.050%, 11/30/20.............................         131    128,152
Province of Ontario Canada
    1.650%, 09/27/19.............................           6      5,918
    3.150%, 06/02/22............................. CAD     233    186,160
    2.450%, 06/29/22.............................          13     12,630
Quebec, Province of Canada
    2.625%, 02/13/23.............................          52     50,769
Rogers Communications, Inc.
    3.000%, 03/15/23.............................          21     20,538
    4.100%, 10/01/23.............................          15     15,336
    4.000%, 03/13/24............................. CAD   2,000  1,618,786
Royal Bank of Canada
    2.200%, 07/27/18.............................          13     12,996
    2.350%, 10/30/20.............................          58     56,945
Suncor Energy, Inc.
    3.600%, 12/01/24.............................          87     85,761
Teck Resources, Ltd.
    4.750%, 01/15/22.............................         700    710,066
    3.750%, 02/01/23.............................         200    193,750

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Thomson Reuters Corp.
    4.300%, 11/23/23.............................          60 $    60,749
    3.850%, 09/29/24.............................         256     250,936
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................          43      42,725
    2.125%, 04/07/21.............................         163     158,201
    1.994%, 03/23/22............................. CAD      58      43,947
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................          15      15,230
    2.500%, 08/01/22.............................          38      36,554
Videotron, Ltd.
    5.000%, 07/15/22.............................         921     940,571
                                                              -----------
TOTAL CANADA.....................................              19,568,858
                                                              -----------

DENMARK -- (1.4%)
Denmark Government Bond
    0.500%, 11/15/27............................. DKK  18,000   2,895,830
Kommunekredit
    --%, 09/08/22................................ EUR     256     307,383
    2.900%, 11/27/26............................. AUD   3,500   2,530,337
                                                              -----------
TOTAL DENMARK....................................               5,733,550
                                                              -----------

FINLAND -- (0.2%)
Nokia Oyj
    4.375%, 06/12/27.............................       1,000     927,500
                                                              -----------

FRANCE -- (6.4%)
Agence Francaise de Developpement
    0.250%, 07/21/26............................. EUR     500     577,888
Air Liquide Finance SA
    1.000%, 03/08/27............................. EUR   1,100   1,324,089
BNP Paribas SA
    2.450%, 03/17/19.............................           7       6,995
    3.250%, 03/03/23.............................          22      21,823
    1.500%, 11/17/25............................. EUR   1,200   1,461,998
Credit Agricole SA
    2.375%, 05/20/24............................. EUR   1,000   1,317,556
Electricite de France SA
##  3.625%, 10/13/25.............................          40      39,426
    5.875%, 07/18/31............................. GBP   1,200   2,122,631
Orange SA
    0.875%, 02/03/27............................. EUR     500     585,763
    8.125%, 11/20/28............................. GBP     464     956,016
Pernod Ricard SA
    1.500%, 05/18/26............................. EUR     800     990,340
##  3.250%, 06/08/26.............................         173     165,560
Sanofi
    1.750%, 09/10/26............................. EUR   2,000   2,566,478
    0.500%, 01/13/27............................. EUR   2,300   2,654,726
SNCF Reseau
    5.250%, 12/07/28............................. GBP   3,350   5,960,161
Societe Generale SA
    1.125%, 01/23/25............................. EUR   1,200   1,430,019

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Total Capital International SA
    2.125%, 01/10/19.............................          10 $     9,964
    2.100%, 06/19/19.............................          26      25,848
    3.750%, 04/10/24.............................         112     113,231
    0.625%, 10/04/24............................. EUR   1,000   1,200,371
    2.500%, 03/25/26............................. EUR   2,000   2,699,623
                                                              -----------
TOTAL FRANCE.....................................              26,230,506
                                                              -----------

GERMANY -- (4.4%)
BMW U.S. Capital LLC
##  2.800%, 04/11/26.............................         194     180,903
##  3.300%, 04/06/27.............................          58      55,795
Daimler AG
    1.000%, 11/15/27............................. EUR   1,300   1,520,849
Daimler Finance North America LLC
    8.500%, 01/18/31.............................         104     148,232
Deutsche Bank AG
    2.500%, 02/13/19.............................          40      39,835
    2.950%, 08/20/20.............................           2       1,968
    3.125%, 01/13/21.............................          23      22,582
    3.700%, 05/30/24.............................         113     107,682
    1.125%, 03/17/25............................. EUR   1,900   2,207,944
Deutsche Telekom International Finance BV
    1.125%, 05/22/26............................. EUR   1,000   1,197,108
EMD Finance LLC
##  2.950%, 03/19/22.............................          60      58,757
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.............................           9       8,955
    2.050%, 02/16/26............................. JPY 789,000   8,383,854
NRW Bank
    1.875%, 07/01/19.............................          24      23,792
T-Mobile USA, Inc.
    4.000%, 04/15/22.............................         800     799,500
Volkswagen International Finance NV
    1.875%, 03/30/27............................. EUR   2,000   2,454,736
ZF North America Capital, Inc.
##  4.500%, 04/29/22.............................         870     887,835
                                                              -----------
TOTAL GERMANY....................................              18,100,327
                                                              -----------

IRELAND -- (0.3%)
Allergan Finance LLC
    3.250%, 10/01/22.............................          88      85,225
Allergan Funding SCS
    3.450%, 03/15/22.............................         150     147,454
    3.800%, 03/15/25.............................         529     507,069
Eaton Corp.
    2.750%, 11/02/22.............................          34      32,927
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................          11      10,880

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
IRELAND -- (Continued)
Medtronic, Inc.
    3.125%, 03/15/22.............................          13 $   12,943
    3.500%, 03/15/25.............................          23     22,749
Perrigo Finance Unlimited Co.
    4.375%, 03/15/26.............................         500    496,694
                                                              ----------
TOTAL IRELAND....................................              1,315,941
                                                              ----------

ITALY -- (1.2%)
Enel Finance International NV
    1.375%, 06/01/26............................. EUR   1,000  1,213,382
Eni SpA
    1.500%, 01/17/27............................. EUR   1,000  1,216,635
Italy Buoni Poliennali Del Tesoro
    1.250%, 12/01/26............................. EUR   2,100  2,477,723
                                                              ----------
TOTAL ITALY......................................              4,907,740
                                                              ----------

JAPAN -- (0.2%)
American Honda Finance Corp.
    2.300%, 09/09/26.............................         130    118,650
Beam Suntory, Inc.
    1.750%, 06/15/18.............................          23     22,973
    3.250%, 06/15/23.............................          47     45,498
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27.............................          35     34,345
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................          64     63,766
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................          20     19,663
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................          16     16,941
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................          23     22,782
    3.784%, 03/09/26.............................          58     57,400
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD      58     43,897
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................          10      9,979
    3.300%, 01/12/22.............................          30     30,068
    2.625%, 01/10/23.............................          75     72,717
    3.200%, 01/11/27.............................         315    304,130
                                                              ----------
TOTAL JAPAN......................................                862,809
                                                              ----------

LUXEMBOURG -- (0.4%)
DH Europe Finance SA
    1.200%, 06/30/27............................. EUR   1,300  1,547,840
                                                              ----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
NETHERLANDS -- (6.6%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................           8 $     9,481
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23.............................          74      72,157
BMW Finance NV
    1.125%, 01/10/28............................. EUR     750     892,947
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................          83      84,337
    2.375%, 05/22/23............................. EUR   2,300   3,030,166
    1.250%, 03/23/26............................. EUR   2,500   3,064,997
E.ON International Finance BV
    6.375%, 06/07/32............................. GBP   1,150   2,171,206
Heineken NV
##  2.750%, 04/01/23.............................          26      25,137
    1.375%, 01/29/27............................. EUR   1,200   1,464,456
Iberdrola International BV
    0.375%, 09/15/25............................. EUR   1,400   1,606,655
ING Groep NV
    1.375%, 01/11/28............................. EUR   2,100   2,484,700
Koninklijke KPN NV
    5.750%, 09/17/29............................. GBP   1,500   2,561,993
LYB International Finance II BV
    3.500%, 03/02/27.............................          35      33,052
LyondellBasell Industries NV
    5.750%, 04/15/24.............................         500     541,844
Mylan NV
    2.250%, 11/22/24............................. EUR   1,000   1,244,247
    3.950%, 06/15/26.............................         173     164,204
Mylan, Inc.
    4.200%, 11/29/23.............................          52      52,054
Sensata Technologies BV
##  5.000%, 10/01/25.............................         500     498,750
Shell International Finance BV
    2.500%, 09/12/26.............................         131     121,197
Shell International Finance BV
    2.250%, 11/10/20.............................          54      53,231
    3.400%, 08/12/23.............................         123     123,357
    3.250%, 05/11/25.............................         334     328,274
    2.875%, 05/10/26.............................         348     330,673
    1.625%, 01/20/27............................. EUR   4,708   5,950,267
                                                              -----------
TOTAL NETHERLANDS................................              26,909,382
                                                              -----------

NORWAY -- (0.1%)
Statoil ASA
    1.150%, 05/15/18.............................          16      15,994
    2.450%, 01/17/23.............................         102      98,062
    2.650%, 01/15/24.............................          81      77,754
                                                              -----------
TOTAL NORWAY.....................................                 191,810
                                                              -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SPAIN -- (0.6%)
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................         206 $   207,373
Santander UK P.L.C.
    2.375%, 03/16/20.............................           4       3,948
    4.000%, 03/13/24.............................         103     103,914
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................          10      10,576
    1.715%, 01/12/28............................. EUR   1,200   1,448,540
Telefonica Europe BV
    8.250%, 09/15/30.............................         500     667,504
                                                              -----------
TOTAL SPAIN......................................               2,441,855
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Asian Development Bank
    1.750%, 09/11/18.............................          10       9,984
    1.875%, 04/12/19.............................          24      23,874
    2.350%, 06/21/27............................. JPY 980,000  10,809,063
European Financial Stability Facility
    --%, 11/17/22................................ EUR     231     278,602
    0.400%, 05/31/26............................. EUR   5,000   5,937,677
European Investment Bank
    1.875%, 03/15/19.............................           6       5,973
    3.250%, 01/29/24.............................          37      37,447
    1.900%, 01/26/26............................. JPY  28,300     297,089
    2.150%, 01/18/27............................. JPY 850,000   9,209,531
Inter-American Development Bank
    3.000%, 02/21/24.............................          20      19,920
    7.000%, 06/15/25.............................          45      55,072
International Finance Corp.
    0.875%, 06/15/18.............................           3       2,996
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              26,687,228
                                                              -----------

SWEDEN -- (2.8%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK   3,460     394,740
Nordea Bank AB
    1.000%, 02/22/23............................. EUR   4,000   4,945,710
Svenska Handelsbanken AB
    0.250%, 02/28/22............................. EUR     110     132,537
Sweden Government Bond
    3.500%, 06/01/22............................. SEK   4,895     643,807
    0.750%, 05/12/28............................. SEK  26,400   3,025,961
    2.250%, 06/01/32............................. SEK  12,000   1,584,639
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22.............................         900     890,934
                                                              -----------
TOTAL SWEDEN.....................................              11,618,328
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (3.5%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................          45 $    44,189
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.............................          22      21,567
    2.700%, 03/13/23.............................          35      33,872
    3.350%, 05/15/24.............................          60      59,215
Credit Suisse AG
    1.500%, 04/10/26............................. EUR     700     868,329
Novartis Capital Corp.
    3.400%, 05/06/24.............................          71      70,724
    3.100%, 05/17/27.............................         878     840,598
Novartis Finance SA
    1.625%, 11/09/26............................. EUR   3,300   4,193,100
    1.125%, 09/30/27............................. EUR   5,000   6,053,293
UBS Group Funding Switzerland AG
    1.250%, 09/01/26............................. EUR   1,800   2,133,866
                                                              -----------
TOTAL SWITZERLAND................................              14,318,753
                                                              -----------

UNITED KINGDOM -- (8.2%)
Anglo American Capital P.L.C.
    1.625%, 09/18/25............................. EUR   1,000   1,209,674
Aon Corp.
    5.000%, 09/30/20.............................           9       9,353
Aon P.L.C.
    4.000%, 11/27/23.............................          47      47,692
    3.500%, 06/14/24.............................         107     104,835
    2.875%, 05/14/26............................. EUR   1,400   1,835,747
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................          34      33,433
    3.375%, 11/16/25.............................          87      84,494
    1.250%, 05/12/28............................. EUR   1,200   1,440,834
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.............................          14      13,835
Barclays Bank P.L.C.
    2.250%, 06/10/24............................. EUR     500     653,846
Barclays P.L.C.
    3.250%, 02/12/27............................. GBP   1,157   1,581,717
BAT International Finance P.L.C.
    4.000%, 09/04/26............................. GBP     520     784,402
    1.250%, 03/13/27............................. EUR   1,000   1,154,002
Baxalta, Inc.
    2.875%, 06/23/20.............................           5       4,948
BP Capital Markets P.L.C.
    3.245%, 05/06/22.............................          33      32,912
    3.535%, 11/04/24.............................          26      25,914
    1.077%, 06/26/25............................. EUR   1,200   1,451,461
    3.119%, 05/04/26.............................          35      33,482
    3.017%, 01/16/27.............................         127     119,762
British Telecommunications P.L.C.
    1.000%, 11/21/24............................. EUR   1,200   1,427,357
    3.125%, 11/21/31............................. GBP     700     950,353

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED KINGDOM -- (Continued)
CNH Industrial Capital LLC
    4.375%, 04/05/22.............................         406 $   412,090
Diageo Investment Corp.
    2.875%, 05/11/22.............................           2       1,967
GlaxoSmithKline Capital P.L.C.
    1.000%, 09/12/26............................. EUR   1,500   1,778,653
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................          63      61,330
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................          59      60,182
    2.625%, 08/16/28............................. GBP   1,564   2,121,491
HSBC USA, Inc.
    3.500%, 06/23/24.............................         147     144,636
Lloyds Banking Group P.L.C.
    1.500%, 09/12/27............................. EUR   2,100   2,494,666
Nationwide Building Society
    3.250%, 01/20/28............................. GBP   1,000   1,455,537
Rio Tinto Finance P.L.C.
    4.000%, 12/11/29............................. GBP   1,000   1,583,569
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................         520     513,900
    3.375%, 06/18/26............................. GBP     800   1,185,675
Santander UK P.L.C.
    3.875%, 10/15/29............................. GBP   1,000   1,539,106
Sky P.L.C.
    2.500%, 09/15/26............................. EUR   2,000   2,610,517
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................          49      47,589
Unilever NV
    1.000%, 02/14/27............................. EUR   1,500   1,782,439
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................           1       1,027
    4.375%, 03/16/21.............................          11      11,318
    2.500%, 09/26/22.............................         113     107,702
    1.125%, 11/20/25............................. EUR     500     590,228
    1.500%, 07/24/27............................. EUR     350     413,825
    4.200%, 12/13/27............................. AUD   1,800   1,326,468
    7.875%, 02/15/30.............................          77      98,168
                                                              -----------
TOTAL UNITED KINGDOM.............................              33,342,136
                                                              -----------

UNITED STATES -- (39.3%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   $     168     167,380
3M Co.
    2.875%, 10/15/27.............................         168     158,840
Abbott Laboratories
    2.000%, 03/15/20.............................          84      82,470
    2.800%, 09/15/20.............................           2       1,987
    3.250%, 04/15/23.............................          37      36,327
    2.950%, 03/15/25.............................         146     138,473
AbbVie, Inc.
    2.900%, 11/06/22.............................          33      32,117
    3.600%, 05/14/25.............................       1,000     970,187

                                                       FACE
                                                      AMOUNT^  VALUE+
                                                      -------  ------
                                                       (000)
UNITED STATES -- (Continued)
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................          52 $ 49,253
Adobe Systems, Inc.
    3.250%, 02/01/25.............................          22   21,632
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................          14   14,330
AECOM
    5.875%, 10/15/24.............................         500  520,675
    5.125%, 03/15/27.............................         700  672,665
Aetna, Inc.
    2.200%, 03/15/19.............................           4    3,979
    2.750%, 11/15/22.............................          97   93,384
    3.500%, 11/15/24.............................          63   61,443
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................          30   28,996
Aflac, Inc.
    2.400%, 03/16/20.............................          13   12,829
    3.250%, 03/17/25.............................         129  125,349
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................          11   10,754
Alabama Power Co.
    2.800%, 04/01/25.............................          30   28,202
Albemarle Corp.
    4.150%, 12/01/24.............................          86   87,345
Allstate Corp. (The)
    3.150%, 06/15/23.............................          59   58,141
Ally Financial, Inc.
    4.125%, 02/13/22.............................         750  745,312
Alphabet, Inc.
    3.375%, 02/25/24.............................          53   53,228
    1.998%, 08/15/26.............................          86   76,797
Altria Group, Inc.
    4.750%, 05/05/21.............................           2    2,083
    2.850%, 08/09/22.............................          46   44,809
Amazon.com, Inc.
    3.800%, 12/05/24.............................          57   57,950
Ameren Corp.
    2.700%, 11/15/20.............................          12   11,835
American Express Credit Corp.
    2.250%, 05/05/21.............................           2    1,949
    3.300%, 05/03/27.............................         131  125,215
American International Group, Inc.
    3.300%, 03/01/21.............................          17   16,932
    4.875%, 06/01/22.............................          17   17,778
    4.125%, 02/15/24.............................         118  118,783
    3.750%, 07/10/25.............................          95   92,982
    3.900%, 04/01/26.............................          46   44,897
    1.875%, 06/21/27............................. EUR     375  451,396
American Water Capital Corp.
    3.850%, 03/01/24.............................          25   25,320

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................          43 $   44,029
    2.875%, 09/15/26.............................          65     60,546
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................         433    421,535
Amgen, Inc.
    4.100%, 06/15/21.............................          82     83,891
    3.625%, 05/22/24.............................          75     74,712
    3.125%, 05/01/25.............................          37     35,341
    2.600%, 08/19/26.............................          28     25,221
    4.000%, 09/13/29............................. GBP   1,336  2,056,760
Analog Devices, Inc.
    3.900%, 12/15/25.............................          35     34,792
    3.500%, 12/05/26.............................          23     21,984
Anixter, Inc.
    5.500%, 03/01/23.............................         590    612,125
Anthem, Inc.
    3.125%, 05/15/22.............................          25     24,443
Anthem, Inc.
    4.350%, 08/15/20.............................          13     13,333
    3.500%, 08/15/24.............................          58     56,365
    3.650%, 12/01/27.............................       1,000    950,889
Apache Corp.
    3.250%, 04/15/22.............................          95     93,739
Apple, Inc.
    2.250%, 02/23/21.............................          58     57,019
    2.400%, 05/03/23.............................         334    320,718
    3.450%, 05/06/24.............................         227    227,133
    2.500%, 02/09/25.............................          53     49,737
    0.875%, 05/24/25............................. EUR   4,000  4,847,015
    3.250%, 02/23/26.............................         233    226,810
    2.450%, 08/04/26.............................         200    183,464
    3.350%, 02/09/27.............................         393    384,350
    3.000%, 06/20/27.............................          64     60,798
    3.000%, 11/13/27.............................          81     76,518
    3.050%, 07/31/29............................. GBP   3,300  4,906,875
Applied Materials, Inc.
    4.300%, 06/15/21.............................           7      7,235
    3.300%, 04/01/27.............................          59     57,096
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................          58     52,688
Arconic, Inc.
    5.900%, 02/01/27.............................       1,200  1,239,750
Arizona Public Service Co.
    8.750%, 03/01/19.............................           2      2,100
    3.150%, 05/15/25.............................          71     68,731
Arrow Electronics, Inc.
    3.875%, 01/12/28.............................          45     42,319
Ashland LLC
    4.750%, 08/15/22.............................         900    907,875
Assurant, Inc.
    4.000%, 03/15/23.............................          75     74,783
AT&T, Inc.
    3.000%, 02/15/22.............................          74     72,778
    3.800%, 03/15/22.............................          59     59,554
    3.950%, 01/15/25.............................         115    113,856

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.400%, 05/15/25.............................         253 $  240,410
    1.800%, 09/05/26............................. EUR     800    976,639
    4.375%, 09/14/29............................. GBP     500    768,388
Autodesk, Inc.
    3.125%, 06/15/20.............................          31     30,883
    4.375%, 06/15/25.............................          35     35,481
    3.500%, 06/15/27.............................          36     33,892
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................         144    142,857
AutoZone, Inc.
    2.875%, 01/15/23.............................         140    135,059
    3.125%, 07/15/23.............................          15     14,600
    3.250%, 04/15/25.............................          72     68,989
    3.125%, 04/21/26.............................       1,187  1,104,185
Avnet, Inc.
    4.625%, 04/15/26.............................          65     64,099
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................           2      2,003
Ball Corp.
    5.000%, 03/15/22.............................         645    668,381
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................          38     37,117
    2.400%, 08/15/26.............................           8      7,256
Bank of America Corp.
    3.300%, 01/11/23.............................          52     51,382
    4.000%, 04/01/24.............................          72     72,966
    7.000%, 07/31/28............................. GBP   1,000  1,910,203
Bank of America Corp. Floating Rate Note
##  3.419%, 12/20/28.............................         184    172,571
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................           5      5,144
    3.650%, 02/04/24.............................         123    123,508
    3.000%, 02/24/25.............................         330    315,647
    2.800%, 05/04/26.............................          64     59,858
Baxter International, Inc.
    1.700%, 08/15/21.............................          10      9,486
    2.600%, 08/15/26.............................          49     44,107
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24.............................           7      5,977
Bemis Co., Inc.
    4.500%, 10/15/21.............................           7      7,231
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20.............................           4      3,967
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18.............................           2      1,999
    3.000%, 05/15/22.............................          11     10,948
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.............................          22     21,612
    3.750%, 08/15/21.............................          30     30,711
    3.400%, 01/31/22.............................          37     37,521

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.000%, 02/11/23.............................          41 $   40,776
    3.125%, 03/15/26.............................         387    372,491
Biogen, Inc.
    2.900%, 09/15/20.............................         172    171,175
BlackRock, Inc.
    4.250%, 05/24/21.............................          23     23,806
    3.200%, 03/15/27.............................         287    275,589
Boeing Co. (The)
    8.750%, 08/15/21.............................          11     12,960
    2.500%, 03/01/25.............................          75     70,190
    2.600%, 10/30/25.............................          42     39,513
Booking Holdings, Inc.
    2.375%, 09/23/24............................. EUR   1,000  1,292,378
    3.600%, 06/01/26.............................         108    104,587
    1.800%, 03/03/27............................. EUR     800    977,641
Boston Scientific Corp.
    4.125%, 10/01/23.............................          17     17,276
Brinker International, Inc.
    3.875%, 05/15/23.............................       1,250  1,181,250
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................          79     75,461
Brown & Brown, Inc.
    4.200%, 09/15/24.............................          54     54,494
Brown-Forman Corp.
    2.600%, 07/07/28............................. GBP   1,100  1,525,585
Buckeye Partners L.P.
    4.150%, 07/01/23.............................          22     21,943
    3.950%, 12/01/26.............................          87     81,838
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................          50     48,300
    7.000%, 12/15/25.............................          10     12,121
CA, Inc.
    4.700%, 03/15/27.............................         205    206,163
Campbell Soup Co.
    4.250%, 04/15/21.............................          12     12,324
    2.500%, 08/02/22.............................          23     21,944
    3.300%, 03/19/25.............................          47     44,916
    4.150%, 03/15/28.............................       2,050  1,986,408
Capital One Financial Corp.
    4.750%, 07/15/21.............................          23     23,894
    3.750%, 04/24/24.............................          54     53,028
Cardinal Health, Inc.
    4.625%, 12/15/20.............................           7      7,210
    3.200%, 06/15/22.............................          45     44,181
    3.410%, 06/15/27.............................          67     62,219
Caterpillar, Inc.
    2.600%, 06/26/22.............................          30     29,241
    3.400%, 05/15/24.............................          21     20,916
CBS Corp.
    3.375%, 03/01/22.............................          27     26,745
    3.500%, 01/15/25.............................          28     26,909
    2.900%, 01/15/27.............................         269    240,464
    7.875%, 07/30/30.............................          13     16,304

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Celgene Corp.
    4.000%, 08/15/23.............................          96 $   96,643
    3.625%, 05/15/24.............................          52     50,828
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................          18     18,473
CF Industries, Inc.
    3.450%, 06/01/23.............................       1,048    995,600
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................          99     95,010
Chemours Co. (The)
    5.375%, 05/15/27.............................       1,000    990,000
Chevron Corp.
    2.355%, 12/05/22.............................          52     50,218
    3.191%, 06/24/23.............................         184    182,824
    2.954%, 05/16/26.............................         133    127,054
Choice Hotels International, Inc.
    5.750%, 07/01/22.............................         388    410,310
Chubb INA Holdings, Inc.
    1.550%, 03/15/28............................. EUR   1,400  1,687,918
Cigna Corp.
    4.000%, 02/15/22.............................           9      9,130
Cisco Systems, Inc.
    3.625%, 03/04/24.............................          22     22,335
    2.500%, 09/20/26.............................       1,000    924,796
CIT Group, Inc.
    5.000%, 08/01/23.............................         800    812,000
    5.250%, 03/07/25.............................         400    408,500
Citigroup, Inc.
    4.500%, 01/14/22.............................          17     17,609
    3.875%, 10/25/23.............................          33     33,132
    3.750%, 06/16/24.............................          30     29,807
    3.300%, 04/27/25.............................          90     86,188
    5.150%, 05/21/26............................. GBP   1,323  2,167,795
Clorox Co. (The)
    3.500%, 12/15/24.............................          37     36,901
CME Group, Inc.
    3.000%, 03/15/25.............................          33     31,823
CMS Energy Corp.
    3.875%, 03/01/24.............................          20     20,032
    3.600%, 11/15/25.............................          37     36,142
    3.000%, 05/15/26.............................          58     54,446
CNA Financial Corp.
    5.750%, 08/15/21.............................          49     52,198
    4.500%, 03/01/26.............................          75     76,816
CNO Financial Group, Inc.
    5.250%, 05/30/25.............................         922    928,915
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................         215    210,132
    3.300%, 09/01/21.............................          20     20,226
    3.200%, 11/01/23.............................         252    251,315
    2.250%, 09/01/26.............................         147    133,027
    2.900%, 05/25/27.............................         275    260,974

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^  VALUE+
                                                      -------  ------
                                                       (000)
UNITED STATES -- (Continued)
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................          81 $ 76,886
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................          35   43,792
Comcast Corp.
    3.600%, 03/01/24.............................          51   50,816
    3.375%, 08/15/25.............................          49   47,574
    3.150%, 03/01/26.............................         102   97,033
Conagra Brands, Inc.
    3.200%, 01/25/23.............................          54   52,985
ConocoPhillips Co.
    2.400%, 12/15/22.............................          22   21,006
    3.350%, 11/15/24.............................          52   50,993
    4.950%, 03/15/26.............................         173  186,292
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................          15   14,712
Continental Resources, Inc.
    4.500%, 04/15/23.............................         800  810,000
Corning, Inc.
    3.700%, 11/15/23.............................          32   31,770
Cox Communications, Inc.
##  3.250%, 12/15/22.............................          26   25,349
##  3.850%, 02/01/25.............................          79   78,112
CSX Corp.
    4.250%, 06/01/21.............................           9    9,249
CVS Health Corp.
    2.800%, 07/20/20.............................          22   21,864
    2.125%, 06/01/21.............................          15   14,472
    3.375%, 08/12/24.............................         174  167,971
    3.875%, 07/20/25.............................         104  102,260
Danaher Corp.
    3.350%, 09/15/25.............................          17   16,835
Deere & Co.
    5.375%, 10/16/29.............................           5    5,693
Discovery Communications LLC
##  2.800%, 06/15/20.............................           6    5,930
    3.300%, 05/15/22.............................          16   15,749
##  3.500%, 06/15/22.............................          90   89,016
    3.250%, 04/01/23.............................           7    6,775
##  3.900%, 11/15/24.............................          63   61,581
    3.450%, 03/15/25.............................          66   63,005
Dollar General Corp.
    3.250%, 04/15/23.............................          79   77,522
    4.150%, 11/01/25.............................          13   13,123
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.............................          84   83,165
    3.600%, 12/15/24.............................          37   36,367
Dominion Energy, Inc.
    3.625%, 12/01/24.............................          15   14,751
    3.900%, 10/01/25.............................         117  115,637
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................          31   30,186
    3.500%, 10/01/24.............................          87   85,029

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................          20 $   18,852
DTE Energy Co.
    2.400%, 12/01/19.............................          25     24,659
    3.850%, 12/01/23.............................          11     11,056
    2.850%, 10/01/26.............................         500    454,006
Duke Energy Corp.
    3.050%, 08/15/22.............................         131    128,501
    3.750%, 04/15/24.............................          67     66,777
DXC Technology Co.
    4.450%, 09/18/22.............................          37     37,691
Eastman Chemical Co.
    2.700%, 01/15/20.............................           5      4,970
    3.600%, 08/15/22.............................           3      2,995
    3.800%, 03/15/25.............................          51     51,029
    1.875%, 11/23/26............................. EUR   1,000  1,249,268
Eaton Vance Corp.
    3.500%, 04/06/27.............................          17     16,554
eBay, Inc.
    3.800%, 03/09/22.............................          87     87,952
    2.600%, 07/15/22.............................          31     29,843
    3.600%, 06/05/27.............................         115    108,951
Ecolab, Inc.
    2.700%, 11/01/26.............................          52     47,954
Edgewell Personal Care Co.
    4.700%, 05/24/22.............................       1,185  1,154,901
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................           2      2,057
EMC Corp.
    3.375%, 06/01/23.............................       1,255  1,170,875
Emerson Electric Co.
    3.150%, 06/01/25.............................          62     60,641
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................          67     66,857
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................           6      6,266
    3.900%, 02/15/24.............................          24     24,103
    3.750%, 02/15/25.............................          23     22,805
    3.700%, 02/15/26.............................          62     60,633
EOG Resources, Inc.
    4.100%, 02/01/21.............................          20     20,389
    2.625%, 03/15/23.............................          44     42,034
    3.150%, 04/01/25.............................          79     75,818
EQT Corp.
    3.900%, 10/01/27.............................         500    475,672
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................       1,388  1,383,478
Eversource Energy
    2.500%, 03/15/21.............................           6      5,885
    2.800%, 05/01/23.............................          55     52,889
Exelon Corp.
    2.450%, 04/15/21.............................          15     14,549

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    3.950%, 06/15/25.............................          27 $   26,780
    3.400%, 04/15/26.............................       1,225  1,170,512
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................          10      9,964
Express Scripts Holding Co.
    3.900%, 02/15/22.............................          56     56,209
    3.500%, 06/15/24.............................          97     92,894
    3.400%, 03/01/27.............................         174    160,112
Exxon Mobil Corp.
    3.176%, 03/15/24.............................         385    383,594
    3.043%, 03/01/26.............................          58     56,081
FedEx Corp.
    2.625%, 08/01/22.............................          51     49,506
    4.000%, 01/15/24.............................          99    101,315
    3.200%, 02/01/25.............................          44     42,433
    1.625%, 01/11/27............................. EUR   1,000  1,220,651
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................          45     43,385
    5.000%, 10/15/25.............................          35     36,923
Gap, Inc. (The)
    5.950%, 04/12/21.............................         315    331,405
GATX Corp.
    3.250%, 03/30/25.............................          60     56,438
    3.250%, 09/15/26.............................          32     29,586
General Dynamics Corp.
    2.250%, 11/15/22.............................          56     53,508
    2.125%, 08/15/26.............................          86     76,478
General Electric Co.
    0.375%, 05/17/22............................. EUR     135    162,058
    3.375%, 03/11/24.............................          37     36,066
    0.875%, 05/17/25............................. EUR     500    588,730
    6.750%, 03/15/32.............................         221    270,988
General Mills, Inc.
    3.150%, 12/15/21.............................           9      8,920
General Motors Financial Co., Inc.
    2.250%, 09/06/24............................. GBP     950  1,277,767
    5.250%, 03/01/26.............................         208    216,236
    4.350%, 01/17/27.............................          58     56,447
Georgia Power Co.
    2.850%, 05/15/22.............................          21     20,514
    3.250%, 03/30/27.............................         154    146,414
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................           2      1,990
    4.400%, 12/01/21.............................          17     17,644
    3.700%, 04/01/24.............................         124    124,963
    3.650%, 03/01/26.............................          57     56,319
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21.............................          26     27,486
    4.000%, 03/03/24.............................         250    250,830
    3.750%, 05/22/25.............................          87     84,975
    1.625%, 07/27/26............................. EUR   1,175  1,421,851

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Goodyear Tire & Rubber Co. (The)
    4.875%, 03/15/27.............................       1,239 $1,160,014
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................          29     29,903
Halliburton Co.
    3.500%, 08/01/23.............................          75     74,665
    3.800%, 11/15/25.............................          29     28,775
Hanesbrands, Inc.
##  4.875%, 05/15/26.............................       1,300  1,254,500
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................          42     40,801
Harris Corp.
    2.700%, 04/27/20.............................           6      5,950
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................          79     83,695
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.............................          35     35,959
Home Depot, Inc. (The)
    2.700%, 04/01/23.............................          15     14,621
    3.350%, 09/15/25.............................          43     42,382
Honeywell International, Inc.
    2.500%, 11/01/26.............................         102     93,299
Hormel Foods Corp.
    4.125%, 04/15/21.............................          17     17,463
Humana, Inc.
    3.850%, 10/01/24.............................          91     90,979
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................          18     17,920
    2.300%, 01/14/22.............................          38     36,518
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................          23     22,585
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................           4      3,982
    3.500%, 03/01/24.............................          75     75,611
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................           3      3,105
Intel Corp.
    2.700%, 12/15/22.............................          11     10,775
International Business Machines Corp.
    2.250%, 02/19/21.............................         231    226,979
    3.625%, 02/12/24.............................         112    112,207
    3.300%, 01/27/27.............................         306    297,149
    1.750%, 03/07/28............................. EUR   1,000  1,264,079
International Paper Co.
    3.650%, 06/15/24.............................          92     90,505
    3.800%, 01/15/26.............................          12     11,686
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................         546    549,075
ITC Holdings Corp.
    3.650%, 06/15/24.............................         113    111,417

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................         106 $  109,768
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................          57     56,841
JM Smucker Co. (The)
    3.500%, 03/15/25.............................          58     56,318
John Deere Capital Corp.
    2.550%, 01/08/21.............................         112    110,218
    3.350%, 06/12/24.............................         672    664,580
Johnson & Johnson
    1.650%, 03/01/21.............................          17     16,509
    3.375%, 12/05/23.............................          75     75,742
    2.450%, 03/01/26.............................          38     35,277
    2.950%, 03/03/27.............................         700    669,825
JPMorgan Chase & Co.
    4.350%, 08/15/21.............................          23     23,765
    3.625%, 05/13/24.............................         142    140,932
    3.900%, 07/15/25.............................         129    128,194
Juniper Networks, Inc.
    4.600%, 03/15/21.............................          30     30,644
    4.500%, 03/15/24.............................          49     49,790
Kellogg Co.
    1.250%, 03/10/25............................. EUR     500    603,211
    3.250%, 04/01/26.............................         661    622,959
    7.450%, 04/01/31.............................          61     77,441
KeyCorp
    2.900%, 09/15/20.............................          17     16,879
    5.100%, 03/24/21.............................          16     16,787
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................           6      5,962
    2.400%, 06/01/23.............................          22     21,121
Kohl's Corp.
    4.750%, 12/15/23.............................          17     17,509
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................         107    106,438
    3.950%, 07/15/25.............................         135    132,778
    4.125%, 07/01/27............................. GBP   1,600  2,385,476
Kroger Co. (The)
    3.850%, 08/01/23.............................          39     39,043
    7.500%, 04/01/31.............................          90    112,263
L Brands, Inc.
    5.625%, 02/15/22.............................         950    985,720
L3 Technologies, Inc.
    4.750%, 07/15/20.............................           6      6,205
    3.950%, 05/28/24.............................          29     28,884
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................          45     45,419
Lam Research Corp.
    3.800%, 03/15/25.............................       1,000    992,373
Legg Mason, Inc.
    3.950%, 07/15/24.............................          55     54,327
    4.750%, 03/15/26.............................          23     23,684

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Lennar Corp.
    4.750%, 05/30/25.............................         465 $  452,213
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................          78     81,104
    2.750%, 05/04/26............................. EUR   1,700  2,196,228
Lockheed Martin Corp.
    2.900%, 03/01/25.............................         552    523,777
    3.550%, 01/15/26.............................          56     55,137
Loews Corp.
    2.625%, 05/15/23.............................          44     42,171
    3.750%, 04/01/26.............................         125    124,004
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................           3      3,004
    3.375%, 09/15/25.............................          61     59,941
Macy's Retail Holdings, Inc.
    3.625%, 06/01/24.............................         750    718,020
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................          18     18,350
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................          96     94,274
Marriott International, Inc.
    2.875%, 03/01/21.............................          12     11,879
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................           6      5,950
    3.500%, 06/03/24.............................          97     95,510
MasterCard, Inc.
    3.375%, 04/01/24.............................          21     21,026
Mattel, Inc.
    2.350%, 05/06/19.............................           7      6,860
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................          69     66,119
McDonald's Corp.
    2.200%, 05/26/20.............................           9      8,877
    3.500%, 07/15/20.............................          57     57,649
    2.625%, 01/15/22.............................          22     21,597
    2.875%, 12/17/25............................. EUR     600    815,912
    5.875%, 04/23/32............................. GBP     750  1,374,519
McKesson Corp.
    3.796%, 03/15/24.............................          51     50,623
    3.125%, 02/17/29............................. GBP   1,670  2,332,956
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................          69     70,083
Merck & Co., Inc.
    2.800%, 05/18/23.............................         161    157,207
    2.750%, 02/10/25.............................         136    129,943
Meritage Homes Corp.
    6.000%, 06/01/25.............................       1,000  1,031,250
MetLife, Inc.
    3.600%, 04/10/24.............................         189    189,014
    3.000%, 03/01/25.............................       1,500  1,424,168
MGM Resorts International
    7.750%, 03/15/22.............................         850    942,437
    4.625%, 09/01/26.............................         105     99,356

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Microsoft Corp.
    1.625%, 12/06/18.............................          11 $   10,958
    3.000%, 10/01/20.............................          12     12,097
    2.000%, 11/03/20.............................         100     98,302
    3.625%, 12/15/23.............................         109    111,015
    2.700%, 02/12/25.............................          22     21,052
    3.125%, 11/03/25.............................          36     35,119
    2.400%, 08/08/26.............................         346    317,710
    3.300%, 02/06/27.............................         288    281,761
Mobil Corp.
    8.625%, 08/15/21.............................          15     17,620
Molson Coors Brewing Co.
    3.500%, 05/01/22.............................          33     32,848
    1.250%, 07/15/24............................. EUR   1,200  1,447,373
    3.000%, 07/15/26.............................          87     79,645
Monsanto Co.
    1.850%, 11/15/18.............................          34     33,850
    2.125%, 07/15/19.............................           3      2,973
    5.500%, 08/15/25.............................          26     28,115
Morgan Stanley
    2.500%, 04/21/21.............................          29     28,332
    5.500%, 07/28/21.............................          10     10,625
    3.875%, 04/29/24.............................         140    140,115
    3.875%, 01/27/26.............................         192    189,053
    1.375%, 10/27/26............................. EUR   2,550  3,027,636
Mosaic Co. (The)
    4.250%, 11/15/23.............................          46     46,076
    4.050%, 11/15/27.............................       1,000    944,198
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................          37     36,789
    3.500%, 03/01/23.............................          37     36,200
Murphy Oil Corp.
    4.000%, 06/01/22.............................       1,100  1,075,250
Nasdaq, Inc.
    4.250%, 06/01/24.............................          33     33,268
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................          94     89,557
National Rural Utilities Cooperative Finance
 Corp.
    8.000%, 03/01/32.............................          32     44,511
NetApp, Inc.
    3.250%, 12/15/22.............................          13     12,697
Newell Brands, Inc.
    4.000%, 06/15/22.............................          76     75,700
Newfield Exploration Co.
    5.375%, 01/01/26.............................         800    827,200
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................          10     10,300
    3.550%, 05/01/27.............................          59     56,624
NIKE, Inc.
    2.375%, 11/01/26.............................         328    299,361
NiSource, Inc.
    3.850%, 02/15/23.............................          27     27,172

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Noble Energy, Inc.
    4.150%, 12/15/21.............................          20 $   20,328
    3.900%, 11/15/24.............................          18     17,870
Nordstrom, Inc.
    4.750%, 05/01/20.............................          16     16,454
    4.000%, 10/15/21.............................          11     11,132
    4.000%, 03/15/27.............................         148    141,921
Norfolk Southern Corp.
    2.903%, 02/15/23.............................          52     50,699
Northern Trust Corp.
    3.375%, 08/23/21.............................          22     22,225
Northrop Grumman Corp.
    3.250%, 08/01/23.............................          12     11,830
NuStar Logistics L.P.
    5.625%, 04/28/27.............................         730    691,449
Nuveen Finance LLC
##  4.125%, 11/01/24.............................          32     32,086
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................           8      8,120
    3.600%, 09/01/27.............................         500    474,367
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................           5      4,852
    3.400%, 04/15/26.............................          85     83,072
    3.000%, 02/15/27.............................       1,376  1,303,088
Ohio Power Co.
    5.375%, 10/01/21.............................          27     28,767
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................          38     37,243
ONE Gas, Inc.
    2.070%, 02/01/19.............................           6      5,978
ONEOK, Inc.
    4.000%, 07/13/27.............................          77     74,748
Oracle Corp.
    2.500%, 10/15/22.............................          22     21,356
    2.950%, 05/15/25.............................         325    311,273
    2.650%, 07/15/26.............................         465    430,168
    3.250%, 11/15/27.............................          56     53,738
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................          37     36,985
    3.750%, 02/15/24.............................          76     75,159
    3.500%, 06/15/25.............................          50     48,118
Packaging Corp. of America
    4.500%, 11/01/23.............................          45     46,270
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................          71     70,232
PepsiCo, Inc.
    2.150%, 10/14/20.............................          75     73,822
    2.750%, 03/05/22.............................          33     32,582
    2.750%, 03/01/23.............................          52     50,932
    3.500%, 07/17/25.............................          75     74,725
Pfizer, Inc.
    3.000%, 06/15/23.............................          22     21,912
    3.400%, 05/15/24.............................          75     74,702
    3.000%, 12/15/26.............................         492    470,724

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Philip Morris International, Inc.
    3.250%, 11/10/24.............................          68 $   65,994
Phillips 66
    4.300%, 04/01/22.............................          49     50,705
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................         752    709,121
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    4.650%, 10/15/25.............................         800    800,712
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................           3      3,077
    3.300%, 03/08/22.............................           9      8,963
PolyOne Corp.
    5.250%, 03/15/23.............................       1,000  1,023,750
PPG Industries, Inc.
    3.750%, 03/15/28.............................         750    742,822
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................          57     55,953
Praxair, Inc.
    2.200%, 08/15/22.............................           9      8,624
Precision Castparts Corp.
    2.500%, 01/15/23.............................          91     87,937
    3.250%, 06/15/25.............................         362    353,789
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................          52     50,765
    3.100%, 11/15/26.............................          53     49,652
Private Export Funding Corp.
    4.300%, 12/15/21.............................          11     11,532
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................          18     17,521
    2.450%, 11/03/26.............................          13     11,980
    2.850%, 08/11/27.............................         150    141,413
    1.800%, 05/03/29............................. GBP   4,800  6,332,200
Progress Energy, Inc.
    4.875%, 12/01/19.............................           6      6,146
    4.400%, 01/15/21.............................          27     27,639
    7.000%, 10/30/31.............................         630    801,046
Progressive Corp. (The)
    3.750%, 08/23/21.............................          51     51,881
Prudential Financial, Inc.
    4.500%, 11/15/20.............................           4      4,130
    3.500%, 05/15/24.............................       1,712  1,705,650
PSEG Power LLC
    2.450%, 11/15/18.............................           6      5,987
    5.125%, 04/15/20.............................          26     26,902
    4.300%, 11/15/23.............................          68     69,139
Puget Energy, Inc.
    6.000%, 09/01/21.............................          92     98,703
PulteGroup, Inc.
    4.250%, 03/01/21.............................         500    502,550
    5.000%, 01/15/27.............................         500    487,000
QEP Resources, Inc.
    5.375%, 10/01/22.............................         750    750,000

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
QUALCOMM, Inc.
    2.250%, 05/20/20.............................           6 $    5,905
    3.450%, 05/20/25.............................       1,631  1,560,790
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................           4      3,893
Radian Group, Inc.
    7.000%, 03/15/21.............................          96    102,720
    4.500%, 10/01/24.............................       1,200  1,146,000
Raytheon Co.
    3.125%, 10/15/20.............................          47     47,202
    2.500%, 12/15/22.............................          16     15,491
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................          11     11,438
    4.700%, 09/15/23.............................          45     46,298
    3.950%, 09/15/26.............................         111    108,949
Republic Services, Inc.
    5.500%, 09/15/19.............................           2      2,070
    3.550%, 06/01/22.............................          52     52,028
Reynolds American, Inc.
    6.875%, 05/01/20.............................          47     50,220
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................          67     63,794
Roper Technologies, Inc.
    3.000%, 12/15/20.............................          15     14,912
Ryder System, Inc.
    2.450%, 09/03/19.............................           1        993
SCANA Corp.
    4.125%, 02/01/22.............................          23     22,660
Sealed Air Corp.
##  4.875%, 12/01/22.............................         900    913,500
Sempra Energy
    2.850%, 11/15/20.............................          62     61,264
    4.050%, 12/01/23.............................          49     49,832
    3.550%, 06/15/24.............................          76     74,780
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................          53     51,373
Southern Co. (The)
    3.250%, 07/01/26.............................          56     52,564
Southern Power Co.
    4.150%, 12/01/25.............................          17     17,180
    1.850%, 06/20/26............................. EUR   1,200  1,481,103
Southwest Airlines Co.
    2.650%, 11/05/20.............................          60     59,245
    3.000%, 11/15/26.............................         107    100,345
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................          22     22,559
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................          37     38,719
Starbucks Corp.
    3.850%, 10/01/23.............................          14     14,343
State Street Corp.
    4.375%, 03/07/21.............................          24     24,898
    1.950%, 05/19/21.............................          28     27,103
    3.300%, 12/16/24.............................         163    160,285
    3.550%, 08/18/25.............................          96     95,401

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Stryker Corp.
    2.625%, 03/15/21.............................          10 $    9,864
    3.375%, 05/15/24.............................           6      5,917
    3.375%, 11/01/25.............................         109    106,557
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................          40     39,588
Sysco Corp.
    2.600%, 10/01/20.............................          35     34,601
    3.300%, 07/15/26.............................          23     21,962
Tapestry, Inc.
    4.250%, 04/01/25.............................         196    192,540
Target Corp.
    2.900%, 01/15/22.............................          42     41,828
    2.500%, 04/15/26.............................          52     47,439
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................           2      2,080
    2.950%, 04/01/22.............................          21     20,635
    3.625%, 04/01/25.............................          86     85,619
Texas Instruments, Inc.
    2.250%, 05/01/23.............................           8      7,668
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25............................. EUR   1,000  1,271,433
Time Warner, Inc.
    4.750%, 03/29/21.............................          13     13,512
    4.000%, 01/15/22.............................          13     13,207
    3.550%, 06/01/24.............................          52     50,804
    3.600%, 07/15/25.............................         998    963,886
    3.800%, 02/15/27.............................         653    631,215
Toll Brothers Finance Corp.
    4.875%, 03/15/27.............................         500    486,250
    4.350%, 02/15/28.............................         800    740,000
Total System Services, Inc.
    4.800%, 04/01/26.............................          69     71,692
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................          69     70,197
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
    5.875%, 06/15/24.............................       1,300  1,317,875
Tyson Foods, Inc.
    4.500%, 06/15/22.............................          65     67,235
U.S. Bancorp
    2.350%, 01/29/21.............................           9      8,836
Under Armour, Inc.
    3.250%, 06/15/26.............................         750    665,729
Union Pacific Corp.
    2.250%, 02/15/19.............................           4      3,988
    2.750%, 04/15/23.............................           7      6,780
    3.250%, 01/15/25.............................         111    108,792
United Continental Holdings, Inc.
    4.250%, 10/01/22.............................       1,400  1,363,600
United Technologies Corp.
    3.100%, 06/01/22.............................           2      1,977
    7.500%, 09/15/29.............................           7      8,968
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................         101     98,069

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
    2.875%, 03/15/23.............................          67 $   65,367
    3.750%, 07/15/25.............................         137    136,854
Unum Group
    4.000%, 03/15/24.............................          59     59,159
    3.875%, 11/05/25.............................          23     22,307
Valero Energy Corp.
    3.400%, 09/15/26.............................          46     43,933
VeriSign, Inc.
    5.250%, 04/01/25.............................       1,007  1,030,292
Verizon Communications, Inc.
    3.500%, 11/01/24.............................          14     13,748
    3.376%, 02/15/25.............................         194    188,326
    2.625%, 08/15/26.............................          24     21,530
    1.375%, 10/27/26............................. EUR   1,000  1,197,934
Viacom, Inc.
    2.750%, 12/15/19.............................           3      2,972
    4.500%, 03/01/21.............................          22     22,585
    4.250%, 09/01/23.............................           7      7,037
    3.875%, 04/01/24.............................          57     55,801
Visa, Inc.
    3.150%, 12/14/25.............................         170    165,615
Wal-Mart Stores, Inc.
    2.550%, 04/08/26............................. EUR   1,300  1,753,469
Walgreen Co.
    3.100%, 09/15/22.............................          80     78,129
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................         150    149,391
    3.450%, 06/01/26.............................          35     32,800
    2.125%, 11/20/26............................. EUR   1,700  2,111,838
Walmart, Inc.
    2.550%, 04/11/23.............................          79     76,614
    3.300%, 04/22/24.............................          78     77,998
    5.750%, 12/19/30............................. GBP   1,100  2,064,677
Walt Disney Co. (The)
    3.150%, 09/17/25.............................          75     73,527
Waste Management, Inc.
    4.600%, 03/01/21.............................          21     21,759
    3.500%, 05/15/24.............................          58     57,506
    3.125%, 03/01/25.............................          40     38,354
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................          19     18,730
    3.550%, 06/15/25.............................          52     51,036
Wells Fargo & Co.
    2.600%, 07/22/20.............................           3      2,969
    3.500%, 03/08/22.............................         102    101,824
    3.000%, 02/19/25.............................         190    178,352
    3.000%, 04/22/26.............................          32     29,523
    2.000%, 04/27/26............................. EUR     800  1,010,492
    1.375%, 10/26/26............................. EUR     500    599,468
Western Gas Partners L.P.
    4.000%, 07/01/22.............................         700    693,519
Western Power Distribution South West P.L.C.
    5.875%, 03/25/27............................. GBP     900  1,546,921

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.253%, 04/01/20.............................          27 $     27,900
WestRock MWV LLC
    8.200%, 01/15/30.............................         180      241,069
Whirlpool Corp.
    4.700%, 06/01/22.............................          22       22,906
    3.700%, 05/01/25.............................         145      142,804
Whirlpool Finance Luxembourg Sarl
    1.250%, 11/02/26............................. EUR   1,200    1,447,960
Williams Cos., Inc. (The)
    7.875%, 09/01/21.............................         498      552,780
Williams Partners L.P.
    4.000%, 09/15/25.............................         136      132,077
    3.750%, 06/15/27.............................          16       15,036
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................          37       35,762
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................           2        1,999
WR Grace & Co.
##  5.125%, 10/01/21.............................         810      832,105
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................          88       83,366
Xerox Corp.
    4.070%, 03/17/22.............................          13       12,910
    3.800%, 05/15/24.............................          50       48,439
Xilinx, Inc.
    3.000%, 03/15/21.............................          11       10,895
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................         731      703,523
Zoetis, Inc.
    3.000%, 09/12/27.............................          62       57,308
                                                              ------------
TOTAL UNITED STATES..............................              160,387,093
                                                              ------------
TOTAL BONDS......................................              372,327,251
                                                              ------------

AGENCY OBLIGATIONS -- (4.2%)
Federal Farm Credit Bank
    5.320%, 09/03/19.............................          74       76,793
    5.150%, 11/15/19.............................          61       63,434
    4.670%, 05/07/20.............................          19       19,779
    5.350%, 08/07/20.............................          23       24,372
    3.650%, 12/21/20.............................         152      155,719
    5.250%, 03/02/21.............................          21       22,439
    5.220%, 02/22/22.............................          17       18,460
    5.210%, 12/19/22.............................          73       80,245
    4.800%, 02/13/23.............................           7        7,584
    5.250%, 03/06/23.............................          21       23,194
    5.220%, 05/15/23.............................         166      183,648
    2.630%, 08/03/26.............................          67       64,411
    5.770%, 01/05/27.............................          22       26,272
Federal Home Loan Bank
    1.500%, 03/08/19.............................         130      129,167
    1.875%, 03/08/19.............................         195      194,363
    5.375%, 05/15/19.............................         195      201,087
    1.625%, 06/14/19.............................         185      183,453

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
    4.125%, 03/13/20.............................         310 $  318,754
    3.000%, 03/18/20.............................          65     65,518
    3.375%, 06/12/20.............................         100    101,616
    2.875%, 09/11/20.............................          50     50,209
    4.625%, 09/11/20.............................          90     94,168
    3.125%, 12/11/20.............................          20     20,200
    5.250%, 12/11/20.............................          25     26,658
    1.750%, 03/12/21.............................         140    136,269
    5.000%, 03/12/21.............................          20     21,284
    2.250%, 06/11/21.............................         240    235,827
    3.625%, 06/11/21.............................          35     35,944
    5.625%, 06/11/21.............................         130    141,052
    2.375%, 09/10/21.............................         135    133,536
    3.000%, 09/10/21.............................         110    111,012
    5.000%, 12/10/21.............................         155    166,466
    2.250%, 03/11/22.............................          35     34,279
    2.500%, 03/11/22.............................          40     39,603
    5.250%, 06/10/22.............................          30     32,927
    5.750%, 06/10/22.............................          65     72,511
    2.000%, 09/09/22.............................          55     53,133
    5.375%, 09/30/22.............................         220    243,288
    5.250%, 12/09/22.............................          50     55,329
    4.750%, 03/10/23.............................         170    184,105
    3.250%, 06/09/23.............................         120    122,066
    2.500%, 12/08/23.............................         115    112,356
    3.250%, 03/08/24.............................         345    349,827
    2.875%, 06/14/24.............................          55     54,705
    5.375%, 08/15/24.............................          65     73,753
    2.875%, 09/13/24.............................         760    753,604
    2.750%, 12/13/24.............................         880    864,651
    4.375%, 03/13/26.............................          70     75,351
    5.750%, 06/12/26.............................         140    166,188
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.............................         216    286,326
    6.750%, 03/15/31.............................         260    352,341
    6.250%, 07/15/32.............................         243    322,332
Federal National Mortgage Association
    1.500%, 06/22/20.............................          53     51,824
    1.250%, 05/06/21.............................          58     55,667
    2.000%, 01/05/22.............................         266    258,509
    2.375%, 01/19/23.............................         450    440,018
    2.625%, 09/06/24.............................       1,769  1,728,777
    2.125%, 04/24/26.............................         730    679,752
    1.875%, 09/24/26.............................       1,171  1,059,845
    6.250%, 05/15/29.............................         616    784,047
    7.125%, 01/15/30.............................          75    102,631
    7.250%, 05/15/30.............................         249    345,649
    6.625%, 11/15/30.............................       1,288  1,721,104
Tennessee Valley Authority
    1.750%, 10/15/18.............................          37     36,929
    1.875%, 08/15/22.............................         442    425,102
    2.875%, 09/15/24.............................         646    639,145
    6.750%, 11/01/25.............................         296    367,895

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
    2.875%, 02/01/27.............................         196 $   190,166
    7.125%, 05/01/30.............................         498     683,444
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              16,952,112
                                                              -----------

U.S. TREASURY OBLIGATIONS -- (4.6%)
U.S. Treasury Bonds
    7.500%, 11/15/24.............................         577     736,201
    6.875%, 08/15/25.............................         466     588,086
    6.000%, 02/15/26.............................         516     626,819
    6.625%, 02/15/27.............................         522     671,485
    6.125%, 11/15/27.............................         344     434,251
    5.250%, 11/15/28.............................         426     513,821
    5.250%, 02/15/29.............................       1,165   1,410,379
    6.125%, 08/15/29.............................         299     389,329
    6.250%, 05/15/30.............................         300     399,778
    5.375%, 02/15/31.............................       1,282   1,608,559

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
U.S. Treasury Notes
    2.125%, 12/31/22.............................         289 $    280,445
    1.250%, 07/31/23.............................         462      426,682
    2.750%, 02/15/24.............................         828      822,848
    2.500%, 05/15/24.............................       1,132    1,108,368
    2.250%, 11/15/24.............................         791      760,661
    2.000%, 02/15/25.............................         289      272,551
    2.125%, 05/15/25.............................       1,270    1,206,433
    2.000%, 08/15/25.............................       1,952    1,833,625
    2.250%, 11/15/25.............................         805      767,989
    1.625%, 02/15/26.............................         751      682,404
    1.625%, 05/15/26.............................       1,467    1,329,116
    1.500%, 08/15/26.............................       1,213    1,084,419
    2.250%, 11/15/27.............................         982      924,677
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS..................               18,878,926
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $417,036,206)............................              $408,158,289
                                                              ============

At April 30, 2018, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                    UNREALIZED
                                                                                                     FOREIGN
                                                                                                     EXCHANGE
                                                                            SETTLEMENT             APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY                       DATE               (DEPRECIATION)
------------------ ----------------- --------------------------- ------------------               --------------
USD     1,175,096  EUR       966,106 State Street Bank and Trust             07/06/18               $    2,610
USD     2,215,165  EUR     1,786,630 State Street Bank and Trust             07/06/18                   46,874
USD     2,354,528  EUR     1,938,905 Citibank, N.A.                          07/06/18                    1,433
USD   143,781,323  EUR   116,070,716 State Street Bank and Trust             07/06/18                2,915,502
USD     1,049,488  JPY   113,834,150 Citibank, N.A.                          07/11/18                    3,109
USD     5,561,375  AUD     7,176,485 State Street Bank and Trust             07/11/18                  157,108
USD    14,362,658  CAD    18,067,784 Citibank, N.A.                          07/11/18                  267,217
USD    28,531,676  JPY 3,040,385,072 State Street Bank and Trust             07/11/18                  584,044
USD     3,002,101  DKK    18,020,388 Citibank, N.A.                          07/13/18                   64,777
USD     5,950,587  SEK    49,825,296 Citibank, N.A.                          07/13/18                  228,702
USD    59,406,528  GBP    41,505,764 State Street Bank and Trust             07/13/18                2,063,330
                                                                                                    ----------
                                                                 TOTAL APPRECIATION                 $6,334,706

DKK       190,980  USD        31,388 Citibank, N.A.                          07/13/18               $     (258)
SEK       615,957  USD        72,410 Citibank, N.A.                          07/13/18                   (1,674)
                                                                                                    ----------
                                                                 TOTAL (DEPRECIATION)               $   (1,932)
                                                                                                    ----------
                                                                 TOTAL APPRECIATION
                                                                 (DEPRECIATION)                     $6,332,774
                                                                                                    ==========

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Bonds
          Australia..........   --     $14,954,737   --    $ 14,954,737
          Austria............   --          22,984   --          22,984
          Belgium............   --       2,257,874   --       2,257,874
          Canada.............   --      19,568,858   --      19,568,858
          Denmark............   --       5,733,550   --       5,733,550
          Finland............   --         927,500   --         927,500
          France.............   --      26,230,506   --      26,230,506
          Germany............   --      18,100,327   --      18,100,327
          Ireland............   --       1,315,941   --       1,315,941
          Italy..............   --       4,907,740   --       4,907,740
          Japan..............   --         862,809   --         862,809
          Luxembourg.........   --       1,547,840   --       1,547,840
          Netherlands........   --      26,909,382   --      26,909,382
          Norway.............   --         191,810   --         191,810
          Spain..............   --       2,441,855   --       2,441,855
          Supranational
            Organization
            Obligations......   --      26,687,228   --      26,687,228
          Sweden.............   --      11,618,328   --      11,618,328
          Switzerland........   --      14,318,753   --      14,318,753
          United Kingdom.....   --      33,342,136   --      33,342,136
          United States......   --     160,387,093   --     160,387,093
         Agency Obligations..   --      16,952,112   --      16,952,112
         U.S. Treasury
          Obligations........   --      18,878,926   --      18,878,926
         Forward Currency
          Contracts**........   --       6,332,774   --       6,332,774
                                --    ------------   --    ------------
         TOTAL...............   --    $414,491,063   --    $414,491,063
                                ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (52.5%)
AUSTRALIA -- (1.7%)
ANZ New Zealand International Ltd.
##    3.450%, 07/17/27.............................     6,000 $  5,761,144
Australia & New Zealand Banking Group, Ltd.
      3.700%, 11/16/25.............................     6,110    6,094,071
BHP Billiton Finance USA, Ltd.
#     2.875%, 02/24/22.............................     1,077    1,064,074
Commonwealth Bank of Australia
      2.300%, 09/06/19.............................       558      553,493
      5.000%, 03/19/20.............................       784      810,259
      2.400%, 11/02/20.............................     6,605    6,496,713
##    2.850%, 05/18/26.............................    22,784   21,100,194
## #  3.150%, 09/19/27.............................       890      835,106
Macquarie Bank, Ltd.
## #  3.900%, 01/15/26.............................    24,711   24,488,560
National Australia Bank, Ltd.
      2.250%, 07/01/19.............................     1,849    1,836,692
      3.375%, 01/14/26.............................     3,000    2,898,118
##    3.500%, 01/10/27.............................    29,999   29,099,422
Westpac Banking Corp.
#     4.875%, 11/19/19.............................     9,051    9,311,591
      2.850%, 05/13/26.............................     8,933    8,275,776
      2.700%, 08/19/26.............................     1,977    1,808,550
#     3.350%, 03/08/27.............................    27,267   26,076,063
                                                              ------------
TOTAL AUSTRALIA....................................            146,509,826
                                                              ------------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
      1.125%, 05/29/18.............................     1,941    1,939,622
                                                              ------------
BELGIUM -- (0.1%)
Anheuser-Busch InBev Finance, Inc.
#     2.625%, 01/17/23.............................     3,471    3,340,730
      3.650%, 02/01/26.............................     2,965    2,894,778
Anheuser-Busch InBev Worldwide, Inc.
#     4.375%, 02/15/21.............................       385      397,214
#     2.500%, 07/15/22.............................     2,011    1,941,433
Solvay Finance America LLC
##    4.450%, 12/03/25.............................       200      204,653
                                                              ------------
TOTAL BELGIUM......................................              8,778,808
                                                              ------------

CANADA -- (1.5%)
Alberta, Province of Canada
## #  1.750%, 08/26/20.............................    10,000    9,738,558

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (Continued)
Alimentation Couche-Tard, Inc.
##  3.550%, 07/26/27.............................       2,000 $ 1,891,030
Bank of Montreal
    2.375%, 01/25/19.............................          32      31,970
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................       1,149   1,139,884
    4.375%, 01/13/21.............................       3,200   3,297,630
British Columbia, Province of Canada
#   6.500%, 01/15/26.............................       7,918   9,550,566
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27.............................       3,898   3,766,654
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................       3,024   2,855,069
    3.700%, 02/01/26.............................       4,880   4,777,845
Enbridge, Inc.
#   4.000%, 10/01/23.............................       2,898   2,898,428
    3.500%, 06/10/24.............................       1,280   1,237,079
#   3.700%, 07/15/27.............................       1,000     941,720
Goldcorp, Inc.
#   3.625%, 06/09/21.............................       3,975   3,975,589
Nutrien, Ltd.
    3.625%, 03/15/24.............................       3,460   3,410,661
    3.000%, 04/01/25.............................       3,460   3,230,412
Province of Manitoba Canada
    2.050%, 11/30/20.............................      11,169  10,926,167
Province of Ontario Canada
#   1.650%, 09/27/19.............................         523     515,814
    3.150%, 06/02/22............................. CAD  19,927  15,921,114
    2.450%, 06/29/22.............................       1,088   1,057,006
Quebec, Province of Canada
    2.625%, 02/13/23.............................       4,480   4,373,988
Rogers Communications, Inc.
    3.000%, 03/15/23.............................       1,765   1,726,215
    4.100%, 10/01/23.............................       1,248   1,275,954
Royal Bank of Canada
    2.350%, 10/30/20.............................       4,942   4,852,073
Suncor Energy, Inc.
    3.600%, 12/01/24.............................       7,406   7,300,503
Thomson Reuters Corp.
    4.300%, 11/23/23.............................       5,120   5,183,896
    3.850%, 09/29/24.............................         662     648,906
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................       3,660   3,636,594
    2.125%, 04/07/21.............................      13,987  13,575,233
    1.994%, 03/23/22............................. CAD   4,942   3,744,596

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        -------    ------
                                                         (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
      3.800%, 10/01/20.............................       1,280 $  1,299,589
#     2.500%, 08/01/22.............................       3,272    3,147,537
                                                                ------------
TOTAL CANADA.......................................              131,928,280
                                                                ------------
DENMARK -- (0.4%)
Danske Bank A.S.
##    2.750%, 09/17/20.............................       1,058    1,045,417
##    2.800%, 03/10/21.............................       6,530    6,440,140
Kommunekredit
      0.0%, 09/08/22............................... EUR  21,894   26,288,404
                                                                ------------
TOTAL DENMARK......................................               33,773,961
                                                                ------------

FRANCE -- (0.8%)
Airbus SE
##    3.150%, 04/10/27.............................       7,500    7,194,052
BNP Paribas SA
#     2.450%, 03/17/19.............................         592      591,568
#     3.250%, 03/03/23.............................       1,920    1,904,547
BPCE SA
      4.000%, 04/15/24.............................      10,914   10,933,623
Credit Agricole SA
##    2.750%, 06/10/20.............................       1,125    1,113,915
#     3.875%, 04/15/24.............................       8,591    8,650,093
Electricite de France SA
##    3.625%, 10/13/25.............................       3,460    3,410,338
Pernod Ricard SA
##    4.450%, 01/15/22.............................       6,474    6,693,940
## #  3.250%, 06/08/26.............................      14,827   14,189,375
Total Capital International SA
      2.125%, 01/10/19.............................         843      839,998
      2.100%, 06/19/19.............................       2,226    2,212,961
      3.750%, 04/10/24.............................       9,600    9,705,494
                                                                ------------
TOTAL FRANCE.......................................               67,439,904
                                                                ------------

GERMANY -- (0.9%)
Bayer U.S. Finance LLC
## #  2.375%, 10/08/19.............................       4,739    4,693,117
Bayer U.S. Finance LLC
## #  3.375%, 10/08/24.............................      12,544   12,186,797
BMW U.S. Capital LLC
##    2.800%, 04/11/26.............................      18,030   16,812,766
##    3.300%, 04/06/27.............................       4,942    4,754,097
Daimler Finance North America LLC
##    3.250%, 08/01/24.............................       2,072    2,009,693
      8.500%, 01/18/31.............................       8,896   12,679,579
Deutsche Bank AG
#     2.500%, 02/13/19.............................       2,405    2,395,076
      2.500%, 02/13/19.............................       1,058    1,053,640
      2.950%, 08/20/20.............................         136      133,831
#     3.125%, 01/13/21.............................       1,977    1,941,086
      3.700%, 05/30/24.............................       9,641    9,187,238

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
EMD Finance LLC
##  2.950%, 03/19/22.............................     5,120 $ 5,013,965
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.............................       732     728,359
NRW Bank
    1.875%, 07/01/19.............................     2,092   2,073,883
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................     3,821   4,450,669
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................       699     687,438
                                                            -----------
TOTAL GERMANY....................................            80,801,234
                                                            -----------

IRELAND -- (0.4%)
Allergan Finance LLC
    3.250%, 10/01/22.............................     7,562   7,323,559
Allergan Funding SCS
    3.450%, 03/15/22.............................    12,881  12,662,365
#   3.800%, 03/15/25.............................     2,471   2,368,560
Johnson Controls International P.L.C.
    3.625%, 07/02/24.............................       983     972,242
Medtronic, Inc.
    3.125%, 03/15/22.............................     1,143   1,138,001
    3.500%, 03/15/25.............................     1,977   1,955,396
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................       843     839,652
#   3.500%, 12/15/21.............................     1,594   1,576,944
    3.900%, 12/15/24.............................     3,885   3,809,893
#   4.375%, 03/15/26.............................     5,000   4,966,944
                                                            -----------
TOTAL IRELAND....................................            37,613,556
                                                            -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
#   5.250%, 01/12/24.............................     7,664   7,999,122
##  3.875%, 07/14/27.............................     7,300   6,850,086
UniCredit SpA
##  4.625%, 04/12/27.............................     6,170   6,164,219
                                                            -----------
TOTAL ITALY......................................            21,013,427
                                                            -----------

JAPAN -- (1.1%)
American Honda Finance Corp.
    2.300%, 09/09/26.............................    11,110  10,140,004
Beam Suntory, Inc.
    1.750%, 06/15/18.............................     1,941   1,938,708
    3.250%, 06/15/23.............................     3,983   3,855,671
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................       491     490,273

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................         814 $   813,658
    2.125%, 03/06/19.............................         528     525,101
Mitsubishi UFJ Financial Group, Inc.
#   3.677%, 02/22/27.............................       2,965   2,909,543
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................       3,700   3,613,064
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................       5,472   5,452,034
MUFG Bank, Ltd.
    3.250%, 09/08/24.............................       3,237   3,148,618
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................       1,680   1,651,712
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................       1,394   1,475,942
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................       5,931   6,007,030
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       1,977   1,958,254
    3.784%, 03/09/26.............................       4,942   4,890,916
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   4,942   3,740,324
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................         892     890,144
    3.300%, 01/12/22.............................       2,605   2,610,902
#   2.625%, 01/10/23.............................       3,999   3,877,251
#   3.200%, 01/11/27.............................      26,976  26,045,148
#   3.050%, 01/11/28.............................      11,550  10,959,286
                                                              -----------
TOTAL JAPAN......................................              96,993,583
                                                              -----------

LIBERIA -- (0.0%)
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.............................       1,000   1,220,778
    3.700%, 03/15/28.............................       1,500   1,413,335
                                                              -----------
TOTAL LIBERIA....................................               2,634,113
                                                              -----------

NETHERLANDS -- (1.9%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................         704     834,337
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23.............................       6,400   6,240,640
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................       7,090   7,204,205
#   3.375%, 05/21/25.............................      17,522  17,101,330

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
NETHERLANDS -- (Continued)
Enel Finance International NV
## #  3.500%, 04/06/28.............................     2,800 $  2,590,797
Heineken NV
##    2.750%, 04/01/23.............................     2,219    2,145,315
ING Bank NV
##    2.050%, 08/15/21.............................     5,000    4,790,824
ING Groep NV
      3.950%, 03/29/27.............................    10,000    9,824,326
LYB International Finance II BV
#     3.500%, 03/02/27.............................     4,166    3,934,174
LyondellBasell Industries NV
      5.750%, 04/15/24.............................     5,827    6,314,656
Mylan NV
      3.950%, 06/15/26.............................    17,157   16,284,645
Mylan, Inc.
      4.200%, 11/29/23.............................     4,480    4,484,614
Nederlandse Waterschapsbank NV
      1.875%, 03/13/19.............................     1,348    1,340,579
Shell International Finance BV
#     2.500%, 09/12/26.............................    11,169   10,333,224
Shell International Finance BV
      2.250%, 11/10/20.............................     4,646    4,579,809
#     3.400%, 08/12/23.............................    10,559   10,589,675
#     3.250%, 05/11/25.............................    31,117   30,583,526
#     2.875%, 05/10/26.............................    29,810   28,325,782
                                                              ------------
TOTAL NETHERLANDS..................................            167,502,458
                                                              ------------

NORWAY -- (0.2%)
Kommunalbanken A.S.
      1.750%, 05/28/19.............................     2,116    2,098,424
Statoil ASA
      1.150%, 05/15/18.............................     1,366    1,365,478
      2.450%, 01/17/23.............................     8,692    8,356,412
#     2.650%, 01/15/24.............................     6,950    6,671,455
                                                              ------------
TOTAL NORWAY.......................................             18,491,769
                                                              ------------

SPAIN -- (0.5%)
Banco Santander SA
      3.800%, 02/23/28.............................     7,000    6,619,105
Iberdrola Finance Ireland DAC
##    5.000%, 09/11/19.............................       713      730,429
Santander Holdings USA, Inc.
      4.500%, 07/17/25.............................    17,590   17,707,231
Santander UK P.L.C.
      2.375%, 03/16/20.............................       330      325,715
      4.000%, 03/13/24.............................     8,788    8,866,026

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SPAIN -- (Continued)
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................         829 $    876,732
#   4.570%, 04/27/23.............................       7,532    7,847,419
Telefonica Europe BV
    8.250%, 09/15/30.............................       3,000    4,005,022
                                                              ------------
TOTAL SPAIN......................................               46,977,679
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
Asian Development Bank
    1.750%, 09/11/18.............................         867      865,581
    1.875%, 04/12/19.............................       2,092    2,080,992
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR  19,769   23,842,814
European Investment Bank
    1.875%, 03/15/19.............................         523      520,653
#   3.250%, 01/29/24.............................       3,200    3,238,675
Inter-American Development Bank
    3.000%, 02/21/24.............................       1,730    1,723,082
    7.000%, 06/15/25.............................       3,840    4,699,473
    6.750%, 07/15/27.............................       1,942    2,413,370
International Finance Corp.
    0.875%, 06/15/18.............................         292      291,629
Nordic Investment Bank
    1.875%, 06/14/19.............................         529      525,191
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               40,201,460
                                                              ------------

SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................         529      524,012
    0.250%, 06/01/22............................. SEK 296,540   33,831,226
Nordea Bank AB
    1.625%, 05/15/18.............................         227      226,968
Svensk Exportkredit AB
    1.875%, 06/17/19.............................       1,164    1,155,072
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................         578      577,364
    0.250%, 02/28/22............................. EUR   9,390   11,313,870
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 419,105   55,122,096
                                                              ------------
TOTAL SWEDEN.....................................              102,750,608
                                                              ------------

SWITZERLAND -- (1.0%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................       3,884    3,814,038
Chubb INA Holdings, Inc.
#   2.875%, 11/03/22.............................       1,852    1,815,557
#   2.700%, 03/13/23.............................       2,965    2,869,461
    3.350%, 05/15/24.............................       5,120    5,052,975

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (Continued)
Credit Suisse AG
      2.300%, 05/28/19.............................       162 $   161,291
#     3.000%, 10/29/21.............................     3,011   2,979,520
#     3.625%, 09/09/24.............................    16,929  16,771,562
Novartis Capital Corp.
#     3.400%, 05/06/24.............................     6,080   6,056,336
      3.100%, 05/17/27.............................    10,983  10,515,127
Roche Holdings, Inc.
##    2.625%, 05/15/26.............................     1,000     930,115
## #  2.375%, 01/28/27.............................    14,000  12,683,029
UBS AG
      2.375%, 08/14/19.............................       148     147,179
UBS Group Funding Switzerland AG
##    4.125%, 09/24/25.............................    20,990  20,866,573
                                                              -----------
TOTAL SWITZERLAND..................................            84,662,763
                                                              -----------

UNITED KINGDOM -- (1.9%)
Anglo American Capital P.L.C.
##    4.750%, 04/10/27.............................     3,275   3,270,218
##    4.000%, 09/11/27.............................     8,200   7,727,457
Aon Corp.
      5.000%, 09/30/20.............................       810     841,761
Aon P.L.C.
      4.000%, 11/27/23.............................     4,000   4,058,892
      3.500%, 06/14/24.............................     9,147   8,961,949
AstraZeneca P.L.C.
      2.375%, 11/16/20.............................     2,916   2,867,397
      3.375%, 11/16/25.............................     7,484   7,268,385
AXIS Specialty Finance P.L.C.
      4.000%, 12/06/27.............................     2,800   2,651,263
BAE Systems Holdings, Inc.
##    2.850%, 12/15/20.............................     1,239   1,224,387
Barclays P.L.C.
      2.750%, 11/08/19.............................       626     621,691
      3.650%, 03/16/25.............................    14,330  13,666,679
      4.375%, 01/12/26.............................     9,970   9,844,238
Baxalta, Inc.
      2.875%, 06/23/20.............................       471     466,111
BP Capital Markets P.L.C.
#     3.245%, 05/06/22.............................     2,848   2,840,408
      3.535%, 11/04/24.............................     2,240   2,232,566
      3.119%, 05/04/26.............................     5,915   5,658,503
      3.017%, 01/16/27.............................    11,773  11,102,047
Diageo Investment Corp.
      2.875%, 05/11/22.............................       131     128,867
GlaxoSmithKline Capital, Inc.
#     2.800%, 03/18/23.............................     5,387   5,244,170
HSBC Holdings P.L.C.
#     3.400%, 03/08/21.............................     4,100   4,110,285
      4.000%, 03/30/22.............................     5,009   5,109,307
#     4.300%, 03/08/26.............................     2,000   2,027,890

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED KINGDOM -- (Continued)
HSBC USA, Inc.
    2.375%, 11/13/19.............................         317 $    313,662
    3.500%, 06/23/24.............................      12,593   12,390,500
Lloyds Banking Group P.L.C.
#   3.750%, 01/11/27.............................       4,750    4,539,269
#   4.375%, 03/22/28.............................       4,000    3,975,710
Nationwide Building Society
##  3.900%, 07/21/25.............................       4,600    4,600,566
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................       9,100    8,993,252
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26.............................       4,800    4,891,032
Standard Chartered P.L.C.
##  4.050%, 04/12/26.............................       4,380    4,271,678
TechnipFMC P.L.C.
##  3.450%, 10/01/22.............................       4,235    4,113,008
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................          82       84,197
#   4.375%, 03/16/21.............................         902      928,083
    2.500%, 09/26/22.............................       9,656    9,203,304
    7.875%, 02/15/30.............................       7,107    9,060,814
                                                              ------------
TOTAL UNITED KINGDOM.............................              169,289,546
                                                              ------------

UNITED STATES -- (38.1%)
21st Century Fox America, Inc.
    3.700%, 09/15/24............................. $    14,364   14,310,982
3M Co.
    2.875%, 10/15/27.............................      14,390   13,605,390
Abbott Laboratories
#   2.000%, 03/15/20.............................       7,212    7,080,679
    2.800%, 09/15/20.............................         130      129,172
    3.250%, 04/15/23.............................       3,200    3,141,803
    2.950%, 03/15/25.............................      12,469   11,826,203
AbbVie, Inc.
#   2.900%, 11/06/22.............................       2,800    2,725,056
    3.600%, 05/14/25.............................      18,850   18,288,019
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................       4,448    4,212,991
Adobe Systems, Inc.
    3.250%, 02/01/25.............................       1,920    1,887,923
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................       1,186    1,213,996
Aetna, Inc.
    2.200%, 03/15/19.............................         339      337,203
    2.750%, 11/15/22.............................       8,320    8,009,856
#   3.500%, 11/15/24.............................       5,359    5,226,559
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................       3,410    3,295,834
Aflac, Inc.
#   2.400%, 03/16/20.............................       1,087    1,072,709
    3.250%, 03/17/25.............................      11,007   10,695,510

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................        17 $    17,674
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................       976     954,180
Alabama Power Co.
    2.800%, 04/01/25.............................     2,560   2,406,541
Albemarle Corp.
    4.150%, 12/01/24.............................     7,365   7,480,174
Allstate Corp. (The)
    3.150%, 06/15/23.............................     5,073   4,999,137
Alphabet, Inc.
#   3.375%, 02/25/24.............................     4,494   4,513,299
#   1.998%, 08/15/26.............................     7,385   6,594,704
Altria Group, Inc.
    4.750%, 05/05/21.............................       208     216,673
    2.850%, 08/09/22.............................     3,950   3,847,729
Amazon.com, Inc.
    3.800%, 12/05/24.............................     4,864   4,945,106
Ameren Corp.
    2.700%, 11/15/20.............................       988     974,407
American Express Credit Corp.
#   2.250%, 05/05/21.............................       148     144,193
    3.300%, 05/03/27.............................    16,929  16,181,415
American International Group, Inc.
    3.300%, 03/01/21.............................     1,483   1,477,045
    4.875%, 06/01/22.............................     1,425   1,490,255
    4.125%, 02/15/24.............................    10,069  10,135,801
    3.750%, 07/10/25.............................     8,747   8,561,220
    3.900%, 04/01/26.............................     5,374   5,245,155
American Water Capital Corp.
#   3.850%, 03/01/24.............................     2,115   2,142,031
    2.950%, 09/01/27.............................       584     546,657
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................       129     133,948
    4.000%, 10/15/23.............................     3,722   3,811,102
    2.875%, 09/15/26.............................     6,175   5,751,827
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................     1,223   1,190,617
Amgen, Inc.
    4.100%, 06/15/21.............................     6,993   7,154,242
#   3.625%, 05/22/24.............................     6,399   6,374,428
#   3.125%, 05/01/25.............................     3,200   3,056,494
    2.600%, 08/19/26.............................     4,147   3,735,405
Analog Devices, Inc.
    3.900%, 12/15/25.............................     4,965   4,935,476
#   3.500%, 12/05/26.............................     1,977   1,889,655
Anthem, Inc.
    3.125%, 05/15/22.............................     2,177   2,128,506
Anthem, Inc.
    4.350%, 08/15/20.............................     1,087   1,114,841
    3.500%, 08/15/24.............................     4,986   4,845,485
    3.650%, 12/01/27.............................     2,000   1,901,778

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Apache Corp.
    3.250%, 04/15/22.............................     8,142 $ 8,033,917
Apple, Inc.
    2.250%, 02/23/21.............................     4,942   4,858,453
#   2.400%, 05/03/23.............................    23,000  22,085,341
#   3.450%, 05/06/24.............................    19,459  19,470,422
#   2.500%, 02/09/25.............................     4,560   4,279,293
#   3.250%, 02/23/26.............................    19,942  19,412,170
    2.450%, 08/04/26.............................    17,090  15,676,999
    3.350%, 02/09/27.............................    33,607  32,867,325
    3.000%, 06/20/27.............................    11,436  10,863,910
#   3.000%, 11/13/27.............................    26,919  25,429,320
Applied Materials, Inc.
    4.300%, 06/15/21.............................       640     661,491
    3.300%, 04/01/27.............................     6,750   6,532,210
Archer-Daniels-Midland Co.
#   2.500%, 08/11/26.............................     4,942   4,489,394
Arizona Public Service Co.
    8.750%, 03/01/19.............................       210     220,470
#   3.150%, 05/15/25.............................     9,580   9,273,910
Arrow Electronics, Inc.
#   3.875%, 01/12/28.............................     5,185   4,876,124
Associated Banc-Corp
    2.750%, 11/15/19.............................        53      52,566
Assurant, Inc.
    4.000%, 03/15/23.............................     6,399   6,380,511
AT&T, Inc.
#   3.000%, 02/15/22.............................     6,325   6,220,571
    3.800%, 03/15/22.............................     5,056   5,103,494
    3.950%, 01/15/25.............................     9,885   9,786,634
    3.400%, 05/15/25.............................    23,617  22,441,759
Autodesk, Inc.
#   3.125%, 06/15/20.............................       372     370,594
    4.375%, 06/15/25.............................     3,015   3,056,472
    3.500%, 06/15/27.............................     7,789   7,332,965
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................    12,356  12,257,960
AutoZone, Inc.
    2.875%, 01/15/23.............................    11,988  11,564,876
#   3.125%, 07/15/23.............................     1,270   1,236,117
    3.250%, 04/15/25.............................     6,203   5,943,628
    3.125%, 04/21/26.............................       988     919,069
Avnet, Inc.
#   4.625%, 04/15/26.............................     5,560   5,482,958
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.............................       183     183,317
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................     3,218   3,143,214
    2.400%, 08/15/26.............................       692     627,614
Bank of America Corp.
    4.000%, 04/01/24.............................     6,120   6,202,089
#   3.875%, 08/01/25.............................     2,350   2,327,401

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................    15,341 $14,388,113
Bank of New York Mellon Corp. (The)
       5.450%, 05/15/19.............................       386     397,134
       3.650%, 02/04/24.............................    10,524  10,567,445
       3.000%, 02/24/25.............................     2,560   2,448,655
       2.800%, 05/04/26.............................     6,436   6,019,493
Baxter International, Inc.
       1.700%, 08/15/21.............................       890     844,296
       2.600%, 08/15/26.............................     4,201   3,781,492
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................       527     450,008
Bemis Co., Inc.
       4.500%, 10/15/21.............................       640     661,138
Berkshire Hathaway Energy Co.
       2.400%, 02/01/20.............................       316     313,404
Berkshire Hathaway Finance Corp.
       1.300%, 05/15/18.............................       155     154,946
       3.000%, 05/15/22.............................       976     971,349
Berkshire Hathaway, Inc.
#      2.200%, 03/15/21.............................     1,924   1,890,065
#      3.750%, 08/15/21.............................     2,560   2,620,650
       3.400%, 01/31/22.............................     3,200   3,245,083
       3.000%, 02/11/23.............................     3,491   3,471,915
#      3.125%, 03/15/26.............................    33,128  31,885,968
Biogen, Inc.
       2.900%, 09/15/20.............................    14,678  14,607,597
#      4.050%, 09/15/25.............................     7,000   7,010,729
BlackRock, Inc.
       4.250%, 05/24/21.............................     1,977   2,046,272
       3.200%, 03/15/27.............................    24,563  23,586,397
Boeing Co. (The)
       8.750%, 08/15/21.............................       977   1,151,039
       2.500%, 03/01/25.............................     6,399   5,988,583
       2.600%, 10/30/25.............................     3,568   3,356,683
Booking Holdings, Inc.
       3.600%, 06/01/26.............................    10,484  10,152,716
Boston Scientific Corp.
       4.125%, 10/01/23.............................     1,472   1,495,863
Bristol-Myers Squibb Co.
#      2.000%, 08/01/22.............................     4,244   4,053,870
Brown & Brown, Inc.
       4.200%, 09/15/24.............................     4,660   4,702,672
Buckeye Partners L.P.
#      4.150%, 07/01/23.............................     1,920   1,915,002
       3.950%, 12/01/26.............................     7,413   6,973,193
Bunge, Ltd. Finance Corp.
       3.750%, 09/25/27.............................     4,400   4,165,084
Burlington Northern Santa Fe LLC
#      3.000%, 04/01/25.............................     4,279   4,133,509
       7.000%, 12/15/25.............................       858   1,040,022

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
CA, Inc.
#   4.700%, 03/15/27.............................    17,502 $17,601,304
Campbell Soup Co.
    4.250%, 04/15/21.............................     1,024   1,051,688
    2.500%, 08/02/22.............................     1,939   1,849,980
    3.300%, 03/19/25.............................     4,045   3,865,618
#   4.150%, 03/15/28.............................     9,628   9,329,333
Capital One Bank USA NA
    2.300%, 06/05/19.............................       529     524,938
Capital One Financial Corp.
    4.750%, 07/15/21.............................     1,956   2,032,030
    3.750%, 04/24/24.............................     4,607   4,524,104
    3.750%, 03/09/27.............................     5,000   4,741,208
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       640     659,204
    3.200%, 06/15/22.............................     3,840   3,770,138
#   3.410%, 06/15/27.............................    10,718   9,953,191
Caterpillar, Inc.
    2.600%, 06/26/22.............................     2,531   2,466,941
#   3.400%, 05/15/24.............................     1,823   1,815,685
CBS Corp.
#   3.375%, 03/01/22.............................     2,276   2,254,470
#   3.500%, 01/15/25.............................     2,364   2,271,880
    2.900%, 01/15/27.............................    26,061  23,296,449
    7.875%, 07/30/30.............................     1,137   1,425,967
Celgene Corp.
    4.000%, 08/15/23.............................     8,237   8,292,176
    3.625%, 05/15/24.............................     4,433   4,333,089
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................     1,549   1,589,702
    4.000%, 04/01/28.............................     4,800   4,750,407
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................    12,777  12,262,036
Chevron Corp.
#   3.191%, 06/24/23.............................    15,766  15,665,213
    2.954%, 05/16/26.............................    11,356  10,848,322
Cigna Corp.
    4.000%, 02/15/22.............................       743     753,768
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     4,000   4,920,437
Cisco Systems, Inc.
#   3.625%, 03/04/24.............................     1,920   1,949,206
Citigroup, Inc.
    4.500%, 01/14/22.............................     1,472   1,524,700
    3.875%, 10/25/23.............................     2,843   2,854,351
    3.750%, 06/16/24.............................     2,560   2,543,553
#   3.300%, 04/27/25.............................     7,679   7,353,776
Clorox Co. (The)
    3.500%, 12/15/24.............................     3,200   3,191,459
CME Group, Inc.
#   3.000%, 03/15/25.............................     2,833   2,731,993
CMS Energy Corp.
    3.875%, 03/01/24.............................     1,725   1,727,795
    3.600%, 11/15/25.............................     3,163   3,089,650
    3.000%, 05/15/26.............................     4,942   4,639,153

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
#     4.500%, 03/01/26.............................     6,457 $ 6,613,314
Coca-Cola Co. (The)
#     1.875%, 10/27/20.............................    18,435  18,017,617
#     3.300%, 09/01/21.............................     1,696   1,715,124
#     3.200%, 11/01/23.............................    21,537  21,478,487
      2.250%, 09/01/26.............................    12,603  11,405,032
#     2.900%, 05/25/27.............................    23,535  22,334,593
Colgate-Palmolive Co.
#     1.950%, 02/01/23.............................     6,926   6,574,245
Comcast Cable Communications Holdings, Inc.
      9.455%, 11/15/22.............................     2,956   3,698,509
Comcast Corp.
      3.600%, 03/01/24.............................     4,324   4,308,428
#     3.375%, 08/15/25.............................     4,217   4,094,260
      3.150%, 03/01/26.............................     8,698   8,274,483
Conagra Brands, Inc.
      3.200%, 01/25/23.............................     4,643   4,555,739
ConocoPhillips Co.
      2.400%, 12/15/22.............................     1,920   1,833,259
      3.350%, 11/15/24.............................     4,480   4,393,222
      4.950%, 03/15/26.............................    14,827  15,966,216
Consolidated Edison Co. of New York, Inc.
      3.300%, 12/01/24.............................     1,280   1,255,449
Corning, Inc.
      3.700%, 11/15/23.............................     2,710   2,690,525
Costco Wholesale Corp.
      3.000%, 05/18/27.............................    19,000  18,064,819
Cox Communications, Inc.
##    3.250%, 12/15/22.............................     2,224   2,168,292
## #  3.850%, 02/01/25.............................     6,790   6,713,700
CSX Corp.
      4.250%, 06/01/21.............................       748     768,653
CVS Health Corp.
#     2.800%, 07/20/20.............................     1,913   1,901,205
#     2.125%, 06/01/21.............................     1,285   1,239,784
      3.375%, 08/12/24.............................    14,857  14,342,180
      3.875%, 07/20/25.............................     8,894   8,745,178
Danaher Corp.
      3.350%, 09/15/25.............................     1,483   1,468,626
Deere & Co.
#     5.375%, 10/16/29.............................       467     531,769
Discovery Communications LLC
##    2.800%, 06/15/20.............................       544     537,695
      3.300%, 05/15/22.............................     1,408   1,385,943
##    3.500%, 06/15/22.............................     7,694   7,609,881
      3.250%, 04/01/23.............................       640     619,433
##    3.900%, 11/15/24.............................     5,376   5,254,931
      3.450%, 03/15/25.............................     5,671   5,413,662
Dollar General Corp.
#     3.250%, 04/15/23.............................     6,733   6,607,059
      4.150%, 11/01/25.............................     1,104   1,114,428

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.............................       7,166 $ 7,094,756
    3.600%, 12/15/24.............................       3,200   3,145,261
Dominion Energy, Inc.
    3.625%, 12/01/24.............................       1,280   1,258,786
    3.900%, 10/01/25.............................      10,013   9,896,322
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................       2,694   2,623,247
    3.500%, 10/01/24.............................       7,452   7,283,137
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................       5,885   5,547,120
Dr. Pepper Snapple Group, Inc.
    2.000%, 01/15/20.............................          88      86,356
DTE Energy Co.
    2.400%, 12/01/19.............................       2,145   2,115,738
    3.850%, 12/01/23.............................         960     964,877
    2.850%, 10/01/26.............................       1,000     908,012
Duke Energy Corp.
    3.050%, 08/15/22.............................      11,244  11,029,475
#   3.750%, 04/15/24.............................       5,705   5,686,031
DXC Technology Co.
    4.450%, 09/18/22.............................       3,200   3,259,787
Eastman Chemical Co.
#   2.700%, 01/15/20.............................         439     436,392
    4.500%, 01/15/21.............................          88      90,425
    3.600%, 08/15/22.............................         297     296,461
    3.800%, 03/15/25.............................       9,527   9,532,394
Eaton Corp.
    4.000%, 11/02/32.............................       2,600   2,550,044
Eaton Vance Corp.
    3.500%, 04/06/27.............................       8,762   8,532,079
eBay, Inc.
#   3.800%, 03/09/22.............................       7,413   7,494,157
    2.600%, 07/15/22.............................       2,688   2,587,705
#   3.600%, 06/05/27.............................      13,375  12,671,454
Ecolab, Inc.
    4.350%, 12/08/21.............................       1,072   1,112,139
#   2.700%, 11/01/26.............................       4,448   4,101,927
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................         150     154,297
Electronic Arts, Inc.
    4.800%, 03/01/26............................. $    15,000  15,778,080
Emerson Electric Co.
    3.150%, 06/01/25.............................       5,312   5,195,605
Energy Transfer Partners L.P.
#   4.750%, 01/15/26.............................       5,733   5,720,741
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................         480     501,252
    3.900%, 02/15/24.............................       2,080   2,088,887
#   3.750%, 02/15/25.............................       1,977   1,960,250
    3.700%, 02/15/26.............................       5,276   5,159,687

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
EOG Resources, Inc.
      4.100%, 02/01/21.............................       1,722 $ 1,755,458
#     2.625%, 03/15/23.............................       3,756   3,588,214
      3.150%, 04/01/25.............................       6,718   6,447,401
EQT Corp.
      3.900%, 10/01/27.............................      14,255  13,561,402
ERAC USA Finance LLC
## #  3.850%, 11/15/24.............................       6,590   6,568,532
Eversource Energy
      2.500%, 03/15/21.............................         494     484,523
      2.800%, 05/01/23.............................       4,743   4,560,980
Exelon Corp.
      2.450%, 04/15/21.............................         370     358,874
      3.950%, 06/15/25.............................       2,323   2,304,042
#     3.400%, 04/15/26.............................      20,540  19,626,377
Exelon Generation Co. LLC
      2.950%, 01/15/20.............................         326     324,818
Express Scripts Holding Co.
      3.900%, 02/15/22.............................       4,767   4,784,781
      3.500%, 06/15/24.............................       8,342   7,988,888
#     3.400%, 03/01/27.............................      14,920  13,729,150
Exxon Mobil Corp.
#     3.176%, 03/15/24.............................      32,923  32,802,794
      3.043%, 03/01/26.............................       4,942   4,778,490
FedEx Corp.
#     2.625%, 08/01/22.............................       4,357   4,229,374
#     4.000%, 01/15/24.............................       8,491   8,689,565
      3.200%, 02/01/25.............................       3,744   3,610,639
      3.400%, 02/15/28.............................       5,250   5,023,109
Fidelity National Information Services, Inc.
      2.250%, 08/15/21.............................       3,855   3,716,644
      5.000%, 10/15/25.............................       4,265   4,499,373
Fifth Third Bancorp
      3.500%, 03/15/22.............................          56      55,952
#     3.950%, 03/14/28.............................      21,032  20,810,967
Ford Motor Credit Co. LLC
      2.459%, 03/27/20.............................         635     625,461
      3.200%, 01/15/21.............................       1,200   1,189,139
#     3.219%, 01/09/22.............................       8,750   8,570,627
#     4.375%, 08/06/23.............................       8,417   8,476,559
      3.664%, 09/08/24.............................       4,875   4,673,390
GATX Corp.
      3.250%, 03/30/25.............................       5,120   4,816,070
#     3.250%, 09/15/26.............................       6,368   5,887,607
General Dynamics Corp.
#     2.250%, 11/15/22.............................       4,800   4,586,426
      2.125%, 08/15/26.............................       7,339   6,526,417
General Electric Co.
      0.375%, 05/17/22............................. EUR  11,546  13,860,125
#     3.375%, 03/11/24.............................       3,200   3,119,247
      6.750%, 03/15/32.............................      26,911  32,998,056
General Mills, Inc.
#     3.150%, 12/15/21.............................         748     741,369
#     4.200%, 04/17/28.............................       8,600   8,466,190

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
General Motors Co.
#   4.200%, 10/01/27.............................     2,000 $ 1,913,995
General Motors Financial Co., Inc.
#   5.250%, 03/01/26.............................    17,826  18,531,856
#   4.350%, 01/17/27.............................     4,942   4,809,643
Georgia Power Co.
    2.850%, 05/15/22.............................     1,830   1,787,688
    3.250%, 04/01/26.............................     3,000   2,867,842
    3.250%, 03/30/27.............................    14,966  14,228,822
Georgia-Pacific LLC
    7.750%, 11/15/29.............................     1,000   1,338,292
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................       175     174,154
#   4.400%, 12/01/21.............................     1,414   1,467,547
#   3.700%, 04/01/24.............................    10,612  10,694,432
    3.650%, 03/01/26.............................     8,806   8,700,761
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................        42      44,411
    5.250%, 07/27/21.............................     2,240   2,368,067
    4.000%, 03/03/24.............................    21,404  21,475,075
#   3.750%, 05/22/25.............................     7,413   7,240,463
    3.750%, 02/25/26.............................     2,000   1,936,195
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................     2,466   2,542,795
Halliburton Co.
    3.500%, 08/01/23.............................     6,399   6,370,377
#   3.800%, 11/15/25.............................     2,441   2,422,086
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................     5,593   5,433,274
Harris Corp.
    2.700%, 04/27/20.............................       497     492,819
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................     6,737   7,137,392
Hasbro, Inc.
    3.500%, 09/15/27.............................     3,300   3,037,392
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25.............................     2,965   3,046,280
Home Depot, Inc. (The)
#   2.700%, 04/01/23.............................     1,280   1,247,616
    3.350%, 09/15/25.............................     3,642   3,589,625
Honeywell International, Inc.
#   2.500%, 11/01/26.............................     9,698   8,870,768
Hormel Foods Corp.
    4.125%, 04/15/21.............................     1,479   1,519,280
Humana, Inc.
    3.850%, 10/01/24.............................     7,825   7,823,215
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................     1,582   1,575,000
    2.300%, 01/14/22.............................     3,292   3,163,645

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................     1,936 $ 1,901,079
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................       310     308,588
    3.500%, 03/01/24.............................     6,399   6,451,131
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................       261     270,178
Intel Corp.
#   2.700%, 12/15/22.............................       931     911,978
#   3.150%, 05/11/27.............................     2,500   2,408,357
    4.000%, 12/15/32.............................     3,200   3,264,298
International Business Machines Corp.
    2.250%, 02/19/21.............................    19,769  19,424,850
    3.375%, 08/01/23.............................     4,409   4,394,362
#   3.625%, 02/12/24.............................     9,600   9,617,760
#   3.300%, 01/27/27.............................    26,154  25,397,003
International Paper Co.
    3.650%, 06/15/24.............................     7,850   7,722,449
    3.800%, 01/15/26.............................     3,050   2,970,304
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................     3,903   3,924,980
ITC Holdings Corp.
    3.650%, 06/15/24.............................     9,714   9,577,887
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................     9,046   9,367,519
Jefferies Group LLC / Jefferies Group Capital
 Finance, Inc.
    4.850%, 01/15/27.............................     4,843   4,829,531
JM Smucker Co. (The)
    3.500%, 03/15/25.............................     6,042   5,866,788
John Deere Capital Corp.
    2.550%, 01/08/21.............................     9,591   9,438,390
    3.350%, 06/12/24.............................     6,195   6,126,596
Johnson & Johnson
    1.650%, 03/01/21.............................     1,483   1,440,166
    3.375%, 12/05/23.............................     6,399   6,462,271
    2.450%, 03/01/26.............................     3,212   2,981,823
JPMorgan Chase & Co.
    4.350%, 08/15/21.............................     1,986   2,052,030
#   3.625%, 05/13/24.............................    12,131  12,039,788
    3.900%, 07/15/25.............................    13,351  13,267,595
Juniper Networks, Inc.
    4.600%, 03/15/21.............................     2,560   2,614,925
    4.500%, 03/15/24.............................     4,224   4,292,122
Kellogg Co.
    3.250%, 04/01/26.............................    13,739  12,948,315
#   3.400%, 11/15/27.............................    14,600  13,701,952
    7.450%, 04/01/31.............................     5,259   6,676,437
KeyBank NA
    2.500%, 12/15/19.............................       153     151,980
KeyCorp
    2.900%, 09/15/20.............................     1,449   1,438,713
#   5.100%, 03/24/21.............................     1,395   1,463,581

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................       491 $   487,890
    2.400%, 06/01/23.............................     1,920   1,843,253
Kohl's Corp.
    4.750%, 12/15/23.............................     1,417   1,459,453
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................     9,148   9,099,950
    3.950%, 07/15/25.............................    11,515  11,325,492
Kroger Co. (The)
#   3.850%, 08/01/23.............................     3,341   3,344,723
    7.500%, 04/01/31.............................     7,660   9,554,858
L3 Technologies, Inc.
    4.750%, 07/15/20.............................       544     562,543
    3.950%, 05/28/24.............................     2,469   2,459,113
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................     3,840   3,875,760
    3.600%, 09/01/27.............................     2,500   2,385,816
Lam Research Corp.
    3.800%, 03/15/25.............................     4,094   4,062,775
Legg Mason, Inc.
    3.950%, 07/15/24.............................     4,736   4,678,032
    4.750%, 03/15/26.............................     2,007   2,066,683
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................     6,665   6,930,222
Lincoln National Corp.
    6.250%, 02/15/20.............................       117     123,023
Lockheed Martin Corp.
    2.900%, 03/01/25.............................     4,480   4,250,942
    3.550%, 01/15/26.............................     4,800   4,726,020
Loews Corp.
    2.625%, 05/15/23.............................     3,761   3,604,653
#   3.750%, 04/01/26.............................    10,670  10,584,963
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................       292 $   292,354
#   3.375%, 09/15/25.............................     5,183   5,093,031
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................     1,516   1,545,441
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................       893     878,363
    2.900%, 02/06/25.............................     8,028   7,674,589
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................     8,191   8,043,746
Marriott International, Inc.
#   2.875%, 03/01/21.............................     1,009     998,831
    4.000%, 04/15/28.............................     7,900   7,719,501
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................       523     518,624
    3.500%, 06/03/24.............................     8,320   8,192,155
MasterCard, Inc.
#   3.375%, 04/01/24.............................     1,787   1,789,189
Mastercard, Inc.
#   2.950%, 11/21/26.............................     2,700   2,582,133

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................     5,931 $ 5,683,399
McDonald's Corp.
#   2.200%, 05/26/20.............................       802     790,997
#   3.500%, 07/15/20.............................     4,915   4,970,938
#   2.625%, 01/15/22.............................     1,856   1,822,006
McKesson Corp.
    3.796%, 03/15/24.............................     4,348   4,315,823
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................     5,931   6,024,116
Merck & Co., Inc.
    2.800%, 05/18/23.............................    13,759  13,434,869
#   2.750%, 02/10/25.............................    11,609  11,091,974
MetLife, Inc.
    3.600%, 04/10/24.............................    16,140  16,141,155
Microsoft Corp.
    1.625%, 12/06/18.............................       962     958,329
    1.850%, 02/12/20.............................       122     120,347
#   3.000%, 10/01/20.............................     1,033   1,041,364
#   2.000%, 11/03/20.............................     8,600   8,453,937
#   3.625%, 12/15/23.............................     9,289   9,460,751
    2.700%, 02/12/25.............................     1,920   1,837,290
    3.125%, 11/03/25.............................     3,109   3,032,942
    2.400%, 08/08/26.............................    29,634  27,211,076
    3.300%, 02/06/27.............................    24,692  24,157,063
Mobil Corp.
    8.625%, 08/15/21.............................     1,288   1,513,005
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................     2,787   2,774,130
    3.000%, 07/15/26.............................    15,466  14,158,447
Monsanto Co.
    1.850%, 11/15/18.............................     2,925   2,912,063
    2.125%, 07/15/19.............................       261     258,646
    5.500%, 08/15/25.............................     2,240   2,422,202
Morgan Stanley
    7.300%, 05/13/19.............................       235     245,627
#   2.500%, 04/21/21.............................     2,471   2,414,063
    5.500%, 07/28/21.............................       865     919,064
    3.875%, 04/29/24.............................    11,982  11,991,850
    3.875%, 01/27/26.............................    16,453  16,200,431
    3.625%, 01/20/27.............................     1,500   1,445,159
Mosaic Co. (The)
    4.250%, 11/15/23.............................     3,965   3,971,566
    4.050%, 11/15/27.............................     6,000   5,665,189
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................     3,200   3,181,737
    3.500%, 03/01/23.............................     3,200   3,130,789
MPLX L.P.
    4.125%, 03/01/27.............................     6,448   6,284,876
Nasdaq, Inc.
#   4.250%, 06/01/24.............................     2,816   2,838,894
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................     8,023   7,643,799

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
National Rural Utilities Cooperative Finance
 Corp.
    8.000%, 03/01/32.............................     2,708 $ 3,766,758
NetApp, Inc.
    3.250%, 12/15/22.............................     1,088   1,062,657
Newell Brands, Inc.
    4.000%, 06/15/22.............................     6,483   6,457,375
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................       828     852,872
#   3.550%, 05/01/27.............................    20,641  19,809,620
NIKE, Inc.
#   2.375%, 11/01/26.............................    28,083  25,630,920
NiSource, Inc.
    3.850%, 02/15/23.............................     2,335   2,349,843
Noble Energy, Inc.
    4.150%, 12/15/21.............................     1,717   1,745,184
    3.900%, 11/15/24.............................     1,556   1,544,788
    3.850%, 01/15/28.............................     1,000     962,955
Nordstrom, Inc.
    4.750%, 05/01/20.............................     1,337   1,374,958
#   4.000%, 10/15/21.............................       960     971,518
#   4.000%, 03/15/27.............................    12,652  12,132,297
Norfolk Southern Corp.
    2.903%, 02/15/23.............................     4,480   4,367,904
Northern Trust Corp.
    3.375%, 08/23/21.............................     1,920   1,939,655
Northrop Grumman Corp.
    3.250%, 08/01/23.............................       988     973,991
Nuveen Finance LLC
##  4.125%, 11/01/24.............................     2,748   2,755,416
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................       722     732,866
#   3.600%, 09/01/27.............................    18,580  17,627,489
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................       420     407,598
#   3.400%, 04/15/26.............................     7,291   7,125,639
    3.000%, 02/15/27.............................     7,118   6,740,829
Ohio Power Co.
    5.375%, 10/01/21.............................     2,308   2,459,028
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................     3,257   3,192,099
ONE Gas, Inc.
    2.070%, 02/01/19.............................       491     489,202
ONEOK, Inc.
#   4.000%, 07/13/27.............................     6,623   6,429,276
Oracle Corp.
    2.950%, 05/15/25.............................    27,858  26,681,325
    2.650%, 07/15/26.............................    39,785  36,804,783
    3.250%, 11/15/27.............................    26,794  25,711,572
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................     3,200   3,198,716
    3.750%, 02/15/24.............................     6,502   6,430,021
    3.500%, 06/15/25.............................     4,288   4,126,596
    2.950%, 03/01/26.............................     2,000   1,842,156

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Packaging Corp. of America
#   4.500%, 11/01/23.............................     3,888 $ 3,997,724
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................     6,093   6,027,081
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.400%, 11/15/26.............................     1,000     937,426
PepsiCo, Inc.
#   2.150%, 10/14/20.............................     6,428   6,327,027
    2.750%, 03/05/22.............................     2,810   2,774,427
#   2.750%, 03/01/23.............................     4,480   4,387,979
    3.500%, 07/17/25.............................    13,489  13,439,453
Pfizer, Inc.
    3.000%, 06/15/23.............................     1,920   1,912,354
#   3.400%, 05/15/24.............................     6,399   6,373,534
#   3.000%, 12/15/26.............................    42,108  40,287,081
Philip Morris International, Inc.
#   3.250%, 11/10/24.............................     7,098   6,888,614
Phillips 66
    4.300%, 04/01/22.............................     4,235   4,382,384
Phillips 66 Partners L.P.
#   3.550%, 10/01/26.............................    21,603  20,371,204
PNC Bank NA
    3.300%, 10/30/24.............................     3,788   3,702,008
    2.950%, 02/23/25.............................     8,093   7,700,166
#   3.250%, 06/01/25.............................     8,000   7,737,913
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................       267     273,872
#   3.300%, 03/08/22.............................       795     791,696
PPG Industries, Inc.
    3.750%, 03/15/28.............................     3,357   3,324,871
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................     4,857   4,767,748
    3.100%, 05/15/26.............................     9,200   8,556,729
Praxair, Inc.
    2.200%, 08/15/22.............................       800     766,569
Precision Castparts Corp.
    2.500%, 01/15/23.............................     7,769   7,507,483
    3.250%, 06/15/25.............................    30,987  30,284,112
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................     4,444   4,338,475
    3.400%, 05/15/25.............................     5,700   5,532,931
    3.100%, 11/15/26.............................     4,547   4,259,808
Private Export Funding Corp.
#   4.300%, 12/15/21.............................       900     943,537
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................     1,515   1,474,708
    2.450%, 11/03/26.............................     1,077     992,503
#   2.850%, 08/11/27.............................    12,850  12,114,376

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    4.875%, 12/01/19.............................       547 $   560,267
    4.400%, 01/15/21.............................     1,225   1,253,982
    7.750%, 03/01/31.............................     2,500   3,349,171
Progressive Corp. (The)
    3.750%, 08/23/21                                  4,352   4,427,141
Prudential Financial, Inc.
#   4.500%, 11/15/20.............................       357     368,607
#   3.500%, 05/15/24.............................     9,600   9,564,395
PSEG Power LLC
    2.450%, 11/15/18.............................       523     521,860
    5.125%, 04/15/20.............................     2,243   2,320,814
    4.300%, 11/15/23.............................     5,815   5,912,423
Puget Energy, Inc.
    6.000%, 09/01/21.............................     7,900   8,475,578
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       537     528,468
#   3.450%, 05/20/25.............................    11,243  10,759,019
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................       384     373,686
Raytheon Co.
#   3.125%, 10/15/20.............................     4,003   4,020,183
    2.500%, 12/15/22.............................       383     370,827
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................       960     998,202
    4.700%, 09/15/23.............................     3,840   3,950,771
    3.950%, 09/15/26.............................     9,489   9,313,657
Republic Services, Inc.
    5.500%, 09/15/19.............................       129     133,484
    3.550%, 06/01/22.............................     4,488   4,490,423
Reynolds American, Inc.
    6.875%, 05/01/20.............................     4,048   4,325,325
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................     5,738   5,463,445
Roper Technologies, Inc.
    3.000%, 12/15/20.............................     1,285   1,277,479
Ryder System, Inc.
#   2.450%, 09/03/19.............................       120     119,180
Santander Holdings USA, Inc.
    4.400%, 07/13/27.............................     2,000   1,957,264
Sempra Energy
    2.850%, 11/15/20.............................     5,338   5,274,607
    4.050%, 12/01/23.............................     4,205   4,276,409
    3.550%, 06/15/24.............................     6,528   6,423,202
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25.............................     6,794   6,585,396
Southern Co. (The)
    3.250%, 07/01/26.............................     7,804   7,325,147
Southern Power Co.
    4.150%, 12/01/25.............................     1,433   1,448,194
Southwest Airlines Co.
    2.650%, 11/05/20.............................     5,140   5,075,318
    3.000%, 11/15/26.............................     9,166   8,595,875

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Southwest Gas Corp.
    3.700%, 04/01/28.............................     2,900 $ 2,878,685
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................     1,915   1,963,677
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................     3,200   3,348,665
Starbucks Corp.
    3.850%, 10/01/23.............................     1,231   1,261,118
State Street Corp.
    4.375%, 03/07/21.............................     2,096   2,174,432
    1.950%, 05/19/21.............................     2,356   2,280,514
    3.300%, 12/16/24.............................    13,947  13,714,709
    3.550%, 08/18/25.............................     8,254   8,202,484
Stryker Corp.
    2.625%, 03/15/21.............................       896     883,787
    3.375%, 05/15/24.............................       512     504,904
    3.375%, 11/01/25.............................    10,289  10,058,362
SunTrust Bank
    2.750%, 05/01/23.............................     3,172   3,049,188
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................     3,460   3,424,372
Sysco Corp.
    2.600%, 10/01/20.............................     2,965   2,931,218
    3.300%, 07/15/26.............................    15,704  14,995,256
Tapestry, Inc.
    4.250%, 04/01/25.............................    16,805  16,508,382
Target Corp.
    2.900%, 01/15/22.............................     3,559   3,544,392
#   2.500%, 04/15/26.............................     4,468   4,076,090
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       210     218,419
#   2.950%, 04/01/22.............................     1,785   1,754,013
#   3.625%, 04/01/25.............................     7,358   7,325,403
Texas Instruments, Inc.
    2.250%, 05/01/23.............................       657     629,712
Time Warner, Inc.
#   4.750%, 03/29/21.............................     1,089   1,131,911
    4.000%, 01/15/22.............................     1,152   1,170,386
#   3.550%, 06/01/24.............................     4,480   4,376,924
    3.600%, 07/15/25.............................    10,695  10,329,419
    3.800%, 02/15/27.............................     5,417   5,236,278
Total System Services, Inc.
    4.800%, 04/01/26.............................     5,931   6,162,395
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................     5,931   6,033,882
Tyson Foods, Inc.
    4.500%, 06/15/22.............................     5,527   5,717,079
U.S. Bancorp
#   2.350%, 01/29/21.............................       806     791,355
U.S. Bank NA
    2.800%, 01/27/25.............................     5,950   5,634,068
Unilever Capital Corp.
    2.000%, 07/28/26.............................     1,900   1,677,362

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^   VALUE+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Union Pacific Corp.
    2.250%, 02/15/19.............................       332 $   330,984
    2.750%, 04/15/23.............................       640     619,896
    3.250%, 01/15/25.............................     9,515   9,325,766
United Parcel Service, Inc.
#   3.050%, 11/15/27.............................     1,085   1,030,427
United Technologies Corp.
#   3.100%, 06/01/22.............................       158     156,197
    7.500%, 09/15/29.............................       615     787,918
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................     8,672   8,420,315
#   2.875%, 03/15/23.............................     5,760   5,619,629
    3.750%, 07/15/25.............................    11,730  11,717,458
    3.100%, 03/15/26.............................     1,290   1,230,860
Unum Group
    4.000%, 03/15/24.............................     5,051   5,064,628
    3.875%, 11/05/25.............................     1,977   1,917,407
Valero Energy Corp.
    9.375%, 03/15/19.............................        73      77,047
    3.400%, 09/15/26.............................     7,918   7,562,148
Verizon Communications, Inc.
#   3.500%, 11/01/24.............................     1,186   1,164,648
    3.376%, 02/15/25.............................    18,194  17,661,874
#   2.625%, 08/15/26.............................     2,026   1,817,452
    4.125%, 03/16/27.............................     2,000   1,995,523
Viacom, Inc.
    2.750%, 12/15/19.............................       293     290,261
    4.500%, 03/01/21.............................     1,856   1,905,337
    4.250%, 09/01/23.............................       640     643,341
#   3.875%, 04/01/24.............................     4,899   4,795,934
Visa, Inc.
    3.150%, 12/14/25.............................    14,555  14,179,526
Walgreen Co.
    3.100%, 09/15/22.............................     6,807   6,647,830
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................    12,828  12,775,919
    3.450%, 06/01/26.............................     2,965   2,778,657
Walmart, Inc.
#   2.550%, 04/11/23.............................     6,748   6,544,175
    3.300%, 04/22/24.............................     6,704   6,703,838
Walt Disney Co. (The)
#   3.150%, 09/17/25.............................     9,588   9,399,666
Waste Management, Inc.
    4.600%, 03/01/21.............................     1,831   1,897,153
    3.500%, 05/15/24.............................     4,942   4,899,944
    3.125%, 03/01/25.............................     3,460   3,317,663
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................     1,658   1,634,441
    3.550%, 06/15/25.............................     6,271   6,154,687
Wells Fargo & Co.
    2.600%, 07/22/20.............................       297     293,884
#   3.500%, 03/08/22.............................     8,768   8,752,865
    3.000%, 02/19/25.............................    16,264  15,266,911
    3.000%, 04/22/26.............................     2,771   2,556,524

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
UNITED STATES -- (Continued)
Western Union Co. (The)
    5.253%, 04/01/20.............................     2,283 $    2,359,058
WestRock MWV LLC
    8.200%, 01/15/30.............................    19,367     25,937,709
Whirlpool Corp.
    4.700%, 06/01/22.............................     1,920      1,999,055
#   3.700%, 05/01/25.............................    15,463     15,228,805
Williams Partners L.P.
    4.000%, 09/15/25.............................    11,614     11,279,004
    3.750%, 06/15/27.............................     7,263      6,825,279
Wisconsin Electric Power Co.
    3.100%, 06/01/25.............................     3,200      3,092,965
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................       174        173,955
Wyndham Worldwide Corp.
#   3.900%, 03/01/23.............................     7,541      7,143,866
Xerox Corp.
    4.070%, 03/17/22.............................     1,125      1,117,208
#   3.800%, 05/15/24.............................     4,290      4,156,052
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................     5,634      5,422,226
Zoetis, Inc.
    3.000%, 09/12/27.............................    16,275     15,043,222
                                                            --------------
TOTAL UNITED STATES..............................            3,326,212,636
                                                            --------------
TOTAL BONDS......................................            4,585,515,233
                                                            --------------

AGENCY OBLIGATIONS -- (17.0%)
Federal Farm Credit Bank
    5.320%, 09/03/19.............................     6,305      6,542,957
    5.150%, 11/15/19.............................     5,233      5,441,802
    4.670%, 05/07/20.............................     1,658      1,725,981
    5.350%, 08/07/20.............................     1,984      2,102,306
    3.650%, 12/21/20.............................    13,026     13,344,733
    5.250%, 03/02/21.............................     1,806      1,929,756
    5.220%, 02/22/22.............................     1,480      1,607,122
    5.210%, 12/19/22.............................     6,276      6,898,868
    4.800%, 02/13/23.............................       576        624,080
    5.250%, 03/06/23.............................     1,776      1,961,514
    5.220%, 05/15/23.............................    14,240     15,753,926
    2.630%, 08/03/26.............................     5,760      5,537,376
    5.770%, 01/05/27.............................     1,920      2,292,854
Federal Home Loan Bank
    1.875%, 03/13/20.............................    37,260     36,819,438
    4.125%, 03/13/20.............................    26,560     27,310,054
    3.000%, 03/18/20.............................     5,350      5,392,656
#   3.375%, 06/12/20.............................     8,435      8,571,335
    2.875%, 09/11/20.............................     4,355      4,373,226
    4.625%, 09/11/20.............................     7,590      7,941,516
    3.125%, 12/11/20.............................     1,775      1,792,762
    5.250%, 12/11/20.............................     2,235      2,383,181
    1.750%, 03/12/21.............................    11,970     11,651,011
    5.000%, 03/12/21.............................     1,535      1,633,556
    2.250%, 06/11/21.............................    20,725     20,364,675

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
    3.625%, 06/11/21.............................     2,970 $    3,050,134
    5.625%, 06/11/21.............................    10,945     11,875,489
    2.375%, 09/10/21.............................    11,650     11,523,656
#   3.000%, 09/10/21.............................     9,245      9,330,054
    2.625%, 12/10/21.............................    31,855     31,676,230
    5.000%, 12/10/21.............................    13,470     14,466,430
    2.250%, 03/11/22.............................     2,960      2,899,054
    2.500%, 03/11/22.............................     3,255      3,222,720
    5.250%, 06/10/22.............................     2,440      2,678,056
    5.750%, 06/10/22.............................     5,775      6,442,353
#   2.000%, 09/09/22.............................     4,805      4,641,880
    5.375%, 09/30/22.............................    18,760     20,745,859
    5.250%, 12/09/22.............................     4,440      4,913,184
    4.750%, 03/10/23.............................    14,565     15,773,429
    3.250%, 06/09/23.............................    10,360     10,538,399
    2.500%, 12/08/23.............................     9,885      9,657,704
    3.250%, 03/08/24.............................    29,405     29,816,405
    2.875%, 06/14/24.............................     4,845      4,819,045
    5.375%, 08/15/24.............................     5,490      6,229,327
    5.365%, 09/09/24.............................       600        680,329
    2.875%, 09/13/24.............................    65,240     64,690,940
    2.750%, 12/13/24.............................    75,120     73,809,757
    4.375%, 03/13/26.............................     5,950      6,404,794
    5.750%, 06/12/26.............................    11,775     13,977,620
Federal Home Loan Mortgage Corp.
#   6.750%, 09/15/29.............................    18,505     24,529,932
    6.750%, 03/15/31.............................    22,231     30,126,495
    6.250%, 07/15/32.............................    20,757     27,533,517
Federal National Mortgage Association
    1.500%, 06/22/20.............................     4,496      4,396,234
#   1.250%, 05/06/21.............................     4,942      4,743,228
    2.000%, 01/05/22.............................    22,734     22,093,811
#   2.375%, 01/19/23.............................    38,550     37,694,845
    2.625%, 09/06/24.............................   151,431    147,987,762
    2.125%, 04/24/26.............................    62,470     58,170,003
#   1.875%, 09/24/26.............................   100,229     90,714,963
    6.250%, 05/15/29.............................    52,706     67,084,355
    7.125%, 01/15/30.............................     6,399      8,756,500
    7.250%, 05/15/30.............................    21,301     29,568,919
    6.625%, 11/15/30.............................   110,212    147,271,997
Tennessee Valley Authority
    3.875%, 02/15/21.............................    31,374     32,361,810
#   1.875%, 08/15/22.............................    37,801     36,355,830
#   2.875%, 09/15/24.............................    55,279     54,692,379
    6.750%, 11/01/25.............................    25,327     31,478,650
    2.875%, 02/01/27.............................    16,804     16,303,795
    7.125%, 05/01/30.............................    42,633     58,508,591
                                                            --------------
TOTAL AGENCY OBLIGATIONS.........................            1,488,233,149
                                                            --------------

U.S. TREASURY OBLIGATIONS -- (26.2%)
U.S. Treasury Bonds
    8.125%, 05/15/21.............................    36,590     42,419,638
    8.125%, 08/15/21.............................    35,376     41,439,550

                                                        FACE
                                                       AMOUNT^       VALUE+
                                                       -------       ------
                                                        (000)
      7.250%, 08/15/22.............................       28,625 $   33,858,889
      6.250%, 08/15/23.............................       51,143     59,765,741
      7.500%, 11/15/24.............................       49,371     63,003,570
      6.875%, 08/15/25.............................       39,904     50,337,092
      6.000%, 02/15/26.............................       44,152     53,644,073
#     6.750%, 08/15/26.............................       38,863     49,837,371
      6.625%, 02/15/27.............................       44,651     57,470,464
      6.125%, 11/15/27.............................       29,406     37,164,635
      5.250%, 11/15/28.............................       10,442     12,600,678
      5.250%, 02/15/29.............................       99,685    120,712,305
      6.125%, 08/15/29.............................       25,585     33,325,071
      6.250%, 05/15/30.............................       25,710     34,215,656
      5.375%, 02/15/31.............................       70,000     87,830,859
U.S. Treasury Notes
      2.000%, 09/30/20.............................       41,723     41,162,742
      3.625%, 02/15/21.............................       39,044     40,100,728
      3.125%, 05/15/21.............................       40,000     40,540,625
      1.125%, 07/31/21.............................       24,711     23,520,138
      1.250%, 10/31/21.............................       49,423     47,049,834
      2.000%, 10/31/21.............................       54,125     52,862,593
      1.625%, 08/15/22.............................       88,961     84,912,198
      2.125%, 12/31/22.............................       24,711     24,004,711
#     1.500%, 02/28/23.............................       76,308     71,867,013
      1.500%, 03/31/23.............................       86,984     81,812,248
      1.750%, 05/15/23.............................       68,203     64,830,244
      1.250%, 07/31/23.............................       39,538     36,515,505
      2.750%, 02/15/24.............................       70,834     70,427,457
      2.500%, 05/15/24.............................       86,868     85,069,757
      2.250%, 11/15/24.............................       67,709     65,103,694
      2.000%, 02/15/25.............................       24,711     23,329,012
      2.125%, 05/15/25.............................      108,730    103,254,895
      2.000%, 08/15/25.............................      150,000    140,917,968
      2.250%, 11/15/25.............................       68,895     65,727,445
      1.625%, 02/15/26.............................       64,249     58,404,120
      1.625%, 05/15/26.............................      125,533    113,749,751
      1.500%, 08/15/26.............................      103,787     92,808,550
      2.250%, 11/15/27.............................       84,018     79,138,018
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               2,284,734,838
                                                                 --------------
TOTAL INVESTMENT SECURITIES........................               8,358,483,220
                                                                 --------------

                                                       SHARES
                                                       ------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund...............   32,793,645    379,422,475
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,024,119,559)............................               $8,737,905,695
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


At April 30, 2018, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                     UNREALIZED
                                                                                      FOREIGN
                                                                                      EXCHANGE
                                                                    SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------ --------------
USD.. 76,928,497   EUR  62,393,359 State Street Bank and Trust       07/06/18        $1,206,627
USD.. 94,407,303   SEK 780,835,912 State Street Bank and Trust       07/09/18         4,764,939
USD.. 24,011,672   CAD  30,216,069 JP Morgan                         07/13/18           437,864
                                                                                     ----------
                                                                TOTAL APPRECIATION   $6,409,430
                                                                                     ==========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $  146,509,826   --    $  146,509,826
  Austria................................   --         1,939,622   --         1,939,622
  Belgium................................   --         8,778,808   --         8,778,808
  Canada.................................   --       131,928,280   --       131,928,280
  Denmark................................   --        33,773,961   --        33,773,961
  France.................................   --        67,439,904   --        67,439,904
  Germany................................   --        80,801,234   --        80,801,234
  Ireland................................   --        37,613,556   --        37,613,556
  Italy..................................   --        21,013,427   --        21,013,427
  Japan..................................   --        96,993,583   --        96,993,583
  Liberia................................   --         2,634,113   --         2,634,113
  Netherlands............................   --       167,502,458   --       167,502,458
  Norway.................................   --        18,491,769   --        18,491,769
  Spain..................................   --        46,977,679   --        46,977,679
  Supranational Organization Obligations.   --        40,201,460   --        40,201,460
  Sweden.................................   --       102,750,608   --       102,750,608
  Switzerland............................   --        84,662,763   --        84,662,763
  United Kingdom.........................   --       169,289,546   --       169,289,546
  United States..........................   --     3,326,212,636   --     3,326,212,636
Agency Obligations.......................   --     1,488,233,149   --     1,488,233,149
U.S. Treasury Obligations................   --     2,284,734,838   --     2,284,734,838
Securities Lending Collateral............   --       379,422,475   --       379,422,475
Forward Currency Contracts**.............   --         6,409,430   --         6,409,430
                                            --    --------------   --    --------------
TOTAL....................................   --    $8,744,315,125   --    $8,744,315,125
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                FACE
                                                               AMOUNT       VALUE+
                                                             ----------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (19.7%)
Treasury Inflation Protected Security
 0.125%, 04/15/20........................................... $    22,007 $ 23,198,011
 0.125%, 04/15/21...........................................      25,686   26,600,143
 0.125%, 01/15/22...........................................      10,500   11,355,108
 0.125%, 04/15/22...........................................      14,300   14,334,929
 0.125%, 01/15/23...........................................      13,600   14,324,564
 0.625%, 01/15/24...........................................      11,900   12,659,850
 2.375%, 01/15/25...........................................      23,573   34,539,901
                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................              137,012,506
                                                                         ------------

                                                               SHARES
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (79.9%)
 Investment in DFA Intermediate Government Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.........  29,007,551  347,510,457
 Investment in DFA Two-Year Global Fixed Income Portfolio
   of DFA Investment Dimensions Group Inc...................  20,939,878  207,095,390
                                                                         ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........              554,605,847
                                                                         ------------
TOTAL INVESTMENT SECURITIES.................................              691,618,353
                                                                         ------------

                                                               SHARES       VALUE+
                                                             ----------- ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................   2,671,144    2,671,144
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $712,007,016)...........             $694,289,497
                                                                         ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                      LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                    ------------ ------------ ------- ------------
U.S. Treasury Obligations..........           -- $137,012,506   --    $137,012,506
Affiliated Investment Companies.... $554,605,847           --   --     554,605,847
Temporary Cash Investments.........    2,671,144           --   --       2,671,144
                                    ------------ ------------   --    ------------
TOTAL.............................. $557,276,991 $137,012,506   --    $694,289,497
                                    ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^    VALUE+
                                                             --------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
 0.625%, 02/15/43...........................................  $22,942  $ 23,278,952
 1.375%, 02/15/44...........................................   16,878    19,920,521
 0.750%, 02/15/45...........................................   51,581    52,226,355
 1.000%, 02/15/46...........................................   49,140    52,532,261
 0.875%, 02/15/47...........................................   25,425    25,866,818
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................            173,824,907
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $171,923,195)...........           $173,824,907
                                                                       ------------

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
U.S. Treasury Obligations..........   --    $173,824,907   --    $173,824,907
                                      --    ------------   --    ------------
TOTAL..............................   --    $173,824,907   --    $173,824,907
                                      ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                FACE
                                                              AMOUNT^^^      VALUE+
                                                             ----------- --------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
 0.125%, 01/15/23........................................... $        -- $          122
 0.625%, 01/15/24...........................................     137,800    146,598,935
 0.125%, 07/15/24...........................................     249,000    252,896,424
 0.250%, 01/15/25...........................................     367,000    373,914,478
 2.375%, 01/15/25...........................................     199,500    292,309,957
 0.375%, 07/15/25...........................................     340,000    349,243,406
 0.625%, 01/15/26...........................................     435,000    451,692,126
 2.000%, 01/15/26...........................................     188,800    259,431,372
 0.125%, 07/15/26...........................................     413,700    409,797,256
 0.375%, 01/15/27...........................................     428,000    426,779,450
 2.375%, 01/15/27...........................................     160,500    225,211,876
 0.375%, 07/15/27...........................................     355,500    350,332,009
 1.750%, 01/15/28...........................................     168,700    218,582,925
 3.625%, 04/15/28...........................................     124,500    243,416,755
 2.500%, 01/15/29...........................................     165,500    225,250,192
 3.875%, 04/15/29...........................................     131,745    263,023,895
 3.375%, 04/15/32...........................................      54,000    100,814,162
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................              4,589,295,340
                                                                         --------------

                                                               SHARES
                                                             -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................  12,606,412     12,606,412
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,631,197,702).........             $4,601,901,752
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ----------- -------------- ------- --------------
U.S. Treasury Obligations..........          -- $4,589,295,340   --    $4,589,295,340
Temporary Cash Investments......... $12,606,412             --   --        12,606,412
                                    ----------- --------------   --    --------------
TOTAL.............................. $12,606,412 $4,589,295,340   --    $4,601,901,752
                                    =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
BONDS -- (89.2%)
AUSTRALIA -- (6.5%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR     200 $   241,277
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR   3,800   4,582,133
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................         358     357,884
    2.550%, 11/23/21.............................       2,700   2,625,535
    2.625%, 05/19/22.............................         250     242,467
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................         916     916,544
    2.250%, 03/13/19.............................       5,000   4,983,738
##  2.750%, 03/10/22.............................       7,974   7,776,239
    2.750%, 03/10/22.............................         200     195,040
    3.250%, 03/31/22............................. AUD   4,800   3,627,339
    0.500%, 07/11/22............................. EUR   2,500   3,025,258
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................       5,174   5,183,287
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................       3,500   3,476,702
    2.800%, 01/10/22.............................      15,000  14,702,877
    0.875%, 01/20/22............................. EUR   1,700   2,091,457
    2.500%, 05/22/22.............................       1,635   1,577,439
    0.350%, 09/07/22............................. EUR   1,600   1,921,938
Westpac Banking Corp.
#   2.600%, 11/23/20.............................      12,000  11,837,086
    2.100%, 05/13/21.............................         461     446,368
#   2.800%, 01/11/22.............................      16,749  16,444,468
    0.250%, 01/17/22............................. EUR     450     540,820
                                                              -----------
TOTAL AUSTRALIA..................................              86,795,896
                                                              -----------

AUSTRIA -- (0.8%)
Oesterreichische Kontrollbank AG
#   2.375%, 10/01/21.............................       6,200   6,092,624
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   4,000   4,845,330
                                                              -----------
TOTAL AUSTRIA....................................              10,937,954
                                                              -----------

BELGIUM -- (0.4%)
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................       3,000   2,887,407
Dexia Credit Local SA
    0.250%, 06/02/22............................. EUR     350     424,448
Solvay Finance America LLC
##  3.400%, 12/03/20.............................       2,000   2,000,854
                                                              -----------
TOTAL BELGIUM....................................               5,312,709
                                                              -----------

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                     -  -------    ------
                                                         (000)
CANADA -- (9.8%)
Bank of Montreal
      2.375%, 01/25/19.............................          24 $     23,978
      1.900%, 08/27/21.............................       7,000    6,698,160
Bank of Nova Scotia (The)
#     2.350%, 10/21/20.............................      11,405   11,179,029
Canada Housing Trust No. 1
##    1.750%, 06/15/22............................. CAD   4,000    3,043,140
Canadian Imperial Bank of Commerce
      2.550%, 06/16/22.............................       2,500    2,413,429
CPPIB Capital, Inc.
##    2.250%, 01/25/22.............................       2,000    1,946,798
Enbridge, Inc.
      2.900%, 07/15/22.............................       2,000    1,930,896
Export Development Canada
      1.375%, 10/21/21.............................       5,000    4,753,595
Province of British Columbia Canada
      2.650%, 09/22/21.............................       2,000    1,980,118
Province of Manitoba Canada
      2.125%, 05/04/22.............................       8,500    8,169,993
Province of Ontario Canada
      2.500%, 09/10/21.............................       3,221    3,163,031
      2.400%, 02/08/22.............................       6,000    5,844,213
      1.350%, 03/08/22............................. CAD   2,400    1,794,537
      3.150%, 06/02/22............................. CAD  13,000   10,386,635
Province of Quebec Canada
      4.250%, 12/01/21............................. CAD  10,000    8,289,653
      2.375%, 01/31/22.............................       6,000    5,848,934
Royal Bank of Canada
      1.800%, 07/30/18.............................         980      978,521
#     1.500%, 07/29/19.............................       5,000    4,921,408
      2.350%, 10/30/20.............................       6,000    5,890,821
      1.583%, 09/13/21............................. CAD   6,000    4,505,456
      1.968%, 03/02/22............................. CAD   2,300    1,739,810
      2.000%, 03/21/22............................. CAD  11,000    8,324,686
Toronto-Dominion Bank (The)
#     2.625%, 09/10/18.............................         715      715,599
      2.125%, 07/02/19.............................       7,600    7,551,397
      2.250%, 11/05/19.............................       4,979    4,937,522
      2.500%, 12/14/20.............................      10,000    9,843,697
      1.994%, 03/23/22............................. CAD   3,700    2,803,522
                                                                ------------
TOTAL CANADA.......................................              129,678,578
                                                                ------------

DENMARK -- (0.2%)
Danske Bank A.S.
## #  2.750%, 09/17/20.............................       3,000    2,964,319
                                                                ------------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FINLAND -- (0.1%)
Municipality Finance P.L.C.
    2.375%, 03/15/22.............................         650 $   634,849
                                                              -----------

FRANCE -- (3.0%)
Airgas, Inc.
    2.375%, 02/15/20.............................       4,000   3,952,587
BNP Paribas SA
#   2.375%, 05/21/20.............................         500     494,595
BPCE SA
    2.500%, 07/15/19.............................       1,650   1,639,102
#   2.650%, 02/03/21.............................       1,300   1,276,343
Electricite de France SA
##  2.350%, 10/13/20.............................       1,000     983,236
French Republic Government Bond OAT
    3.000%, 04/25/22............................. EUR   2,500   3,400,534
    2.250%, 10/25/22............................. EUR   7,000   9,330,470
Pernod Ricard SA
##  5.750%, 04/07/21.............................       5,000   5,329,249
Sanofi
    4.000%, 03/29/21.............................         290     297,691
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   5,000   6,243,031
Total Capital International SA
    2.100%, 06/19/19.............................       7,000   6,958,997
                                                              -----------
TOTAL FRANCE.....................................              39,905,835
                                                              -----------

GERMANY -- (4.7%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................       2,500   2,475,795
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................       3,085   3,048,938
Deutsche Bank AG
    2.950%, 08/20/20.............................       1,900   1,869,696
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................         259     268,455
##  1.500%, 09/19/19.............................       5,570   5,461,289
FMS Wertmanagement
    1.375%, 06/08/21.............................       9,000   8,607,957
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20.............................       4,000   3,929,389
    2.750%, 09/08/20.............................       2,000   2,000,180
    2.900%, 06/06/22............................. AUD   2,000   1,515,562
    --%, 12/15/22................................ EUR  20,500  24,704,450
NRW Bank
    0.0%, 08/10/22............................... EUR   3,500   4,216,556
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................       4,000   3,933,838
                                                              -----------
TOTAL GERMANY....................................              62,032,105
                                                              -----------

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
IRELAND -- (0.3%)
Allergan Finance LLC
      3.250%, 10/01/22.............................       2,300 $ 2,227,478
Allergan Funding SCS
      3.450%, 03/15/22.............................       2,000   1,966,053
                                                                -----------
TOTAL IRELAND......................................               4,193,531
                                                                -----------

ITALY -- (0.6%)
Intesa Sanpaolo SpA
## #  3.125%, 07/14/22.............................       8,000   7,706,960
                                                                -----------

JAPAN -- (4.0%)
American Honda Finance Corp.
      2.450%, 09/24/20.............................       3,000   2,965,345
Beam Suntory, Inc.
      1.750%, 06/15/18.............................       1,431   1,429,310
Daiwa Securities Group, Inc.
##    3.129%, 04/19/22.............................       1,770   1,733,142
Development Bank of Japan, Inc.
      1.875%, 10/03/18.............................         594     592,313
Mizuho Bank, Ltd.
##    2.700%, 10/20/20.............................       1,000     985,330
MUFG Bank, Ltd.
##    2.300%, 03/05/20.............................       3,900   3,839,214
Nissan Motor Acceptance Corp.
##    2.125%, 03/03/20.............................       2,250   2,212,114
Nomura Holdings, Inc.
      2.750%, 03/19/19.............................       1,500   1,499,337
Sumitomo Mitsui Banking Corp.
      2.450%, 01/10/19.............................       2,673   2,670,243
      2.450%, 01/16/20.............................       2,000   1,977,960
Sumitomo Mitsui Financial Group, Inc.
      2.058%, 07/14/21.............................         400     384,378
Toyota Credit Canada, Inc.
      2.020%, 02/28/22............................. CAD   6,500   4,919,487
      2.350%, 07/18/22............................. CAD   3,000   2,291,281
Toyota Motor Credit Corp.
      2.100%, 01/17/19.............................       8,526   8,508,263
      4.500%, 06/17/20.............................       1,900   1,963,040
#     1.900%, 04/08/21.............................      10,500  10,185,104
      2.600%, 01/11/22.............................       3,000   2,936,354
      3.300%, 01/12/22.............................       1,561   1,564,537
                                                                -----------
TOTAL JAPAN........................................              52,656,752
                                                                -----------

NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
##    2.375%, 02/01/22.............................      19,932  19,471,332
      2.375%, 02/01/22.............................      12,000  11,722,656
      1.000%, 03/15/22............................. GBP     750   1,021,786

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                     -  -------   ------
                                                         (000)
NETHERLANDS -- (Continued)
Cooperatieve Rabobank UA
      4.500%, 01/11/21.............................       3,000 $ 3,099,632
      2.750%, 01/10/22.............................       5,000   4,888,893
      4.000%, 01/11/22............................. EUR   2,950   4,052,024
ING Bank NV
## #  2.750%, 03/22/21.............................       3,000   2,958,971
LyondellBasell Industries NV
      6.000%, 11/15/21.............................       1,000   1,074,820
Mylan, Inc.
      2.550%, 03/28/19.............................         197     196,228
Nederlandse Waterschapsbank NV
      1.625%, 03/04/20.............................       3,000   2,941,200
Shell International Finance BV
      4.300%, 09/22/19.............................           7       7,162
#     2.125%, 05/11/20.............................       2,200   2,171,646
#     1.875%, 05/10/21.............................      10,000   9,681,538
      1.750%, 09/12/21.............................      11,000  10,546,769
      1.000%, 04/06/22............................. EUR   2,000   2,484,073
                                                                -----------
TOTAL NETHERLANDS..................................              76,318,730
                                                                -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
      2.250%, 01/25/22.............................       5,000   4,867,665
Statoil ASA
      1.150%, 05/15/18.............................         236     235,910
                                                                -----------
TOTAL NORWAY.......................................               5,103,575
                                                                -----------

SPAIN -- (0.9%)
Santander Holdings USA, Inc.
      2.650%, 04/17/20.............................       2,000   1,976,419
Santander UK Group Holdings P.L.C.
#     2.875%, 08/05/21.............................         750     733,357
Santander UK P.L.C.
      2.500%, 03/14/19.............................         600     598,668
      2.375%, 03/16/20.............................       4,600   4,540,274
Telefonica Emisiones SAU
      5.134%, 04/27/20.............................       4,250   4,416,046
                                                                -----------
TOTAL SPAIN........................................              12,264,764
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.8%)
Asian Development Bank
      2.000%, 02/16/22.............................       3,000   2,901,690
European Financial Stability Facility
      0.0%, 11/17/22............................... EUR   9,842  11,870,149
European Investment Bank
      2.875%, 09/15/20.............................       2,000   2,006,612
      1.625%, 12/15/20.............................       3,000   2,915,728

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.000%, 03/15/21.............................       7,000 $ 6,849,535
    1.375%, 09/15/21.............................      11,500  10,960,845
European Stability Mechanism
    0.0%, 10/18/22............................... EUR  13,950  16,824,773
International Bank for Reconstruction &
 Development
    1.625%, 03/09/21.............................       4,000   3,874,616
International Finance Corp.
    0.875%, 06/15/18.............................         215     214,727
Nordic Investment Bank
    2.125%, 02/01/22.............................       5,000   4,860,179
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              63,278,854
                                                              -----------

SWEDEN -- (5.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................       4,720   4,675,490
    1.000%, 09/15/21............................. SEK  10,000   1,176,731
    0.250%, 06/01/22............................. SEK 185,000  21,106,012
Nordea Bank AB
##  2.500%, 09/17/20.............................       4,000   3,938,222
##  2.250%, 05/27/21.............................       3,800   3,684,900
    0.300%, 06/30/22............................. EUR   1,000   1,203,958
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................         358     357,606
    1.875%, 09/07/21.............................         447     426,717
    0.250%, 02/28/22............................. EUR   1,900   2,289,281
Swedbank AB
    0.300%, 09/06/22............................. EUR   3,000   3,600,428
Sweden Government Bond
    3.500%, 06/01/22............................. SEK 225,500  29,658,517
                                                              -----------
TOTAL SWEDEN.....................................              72,117,862
                                                              -----------

SWITZERLAND -- (0.1%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................         425     417,274
Credit Suisse AG
    2.300%, 05/28/19.............................         625     622,265
    3.000%, 10/29/21.............................         480     474,982
                                                              -----------
TOTAL SWITZERLAND................................               1,514,521
                                                              -----------

UNITED KINGDOM -- (2.5%)
Aon Corp.
#   5.000%, 09/30/20.............................       2,710   2,816,262
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................       5,071   4,986,478

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                    -   -------   ------
                                                         (000)
UNITED KINGDOM -- (Continued)
Barclays P.L.C.
#     2.750%, 11/08/19.............................       2,000 $ 1,986,234
#     3.250%, 01/12/21.............................       1,500   1,486,445
BAT International Finance P.L.C.
## #  3.250%, 06/07/22.............................       7,900   7,767,634
BP Capital Markets P.L.C.
#     4.500%, 10/01/20.............................       3,750   3,881,737
British Telecommunications P.L.C.
      2.350%, 02/14/19.............................         700     697,093
HSBC Holdings P.L.C.
      4.000%, 03/30/22.............................         700     714,018
HSBC USA, Inc.
#     2.375%, 11/13/19.............................       3,281   3,246,455
Lloyds Banking Group P.L.C.
      3.100%, 07/06/21.............................       1,156   1,147,338
#     3.000%, 01/11/22.............................       1,000     980,838
Unilever Capital Corp.
      4.250%, 02/10/21.............................       1,200   1,239,366
Vodafone Group P.L.C.
      2.500%, 09/26/22.............................       2,500   2,382,794
                                                                -----------
TOTAL UNITED KINGDOM...............................              33,332,692
                                                                -----------

UNITED STATES -- (38.9%)
Abbott Laboratories
      4.125%, 05/27/20............................. $     4,000   4,079,662
      2.800%, 09/15/20.............................       3,500   3,477,701
AbbVie, Inc.
      2.500%, 05/14/20.............................       6,000   5,928,250
#     2.900%, 11/06/22.............................       1,000     973,234
Aetna, Inc.
      2.200%, 03/15/19.............................         340     338,198
Aflac, Inc.
      2.400%, 03/16/20.............................         315     310,859
Alphabet, Inc.
      3.625%, 05/19/21.............................       3,500   3,582,325
Altria Group, Inc.
      4.750%, 05/05/21.............................         500     520,850
Amazon.com, Inc.
#     2.600%, 12/05/19.............................       2,700   2,698,204
American Express Credit Corp.
      2.375%, 05/26/20.............................         800     789,824
American International Group, Inc.
#     2.300%, 07/16/19.............................       2,062   2,044,584
      3.375%, 08/15/20.............................       3,000   3,003,373
      6.400%, 12/15/20.............................       2,475   2,665,637
      3.300%, 03/01/21.............................         500     497,992
#     4.875%, 06/01/22.............................         600     627,476
Ameriprise Financial, Inc.
      5.300%, 03/15/20.............................       1,000   1,038,360
Amgen, Inc.
#     2.200%, 05/22/19.............................       4,311   4,290,264
Amphenol Corp.
      2.550%, 01/30/19.............................       3,800   3,795,556

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Apache Corp.
    2.625%, 01/15/23.............................       3,600 $3,420,048
Apple, Inc.
    2.250%, 02/23/21.............................       5,000  4,915,472
    2.500%, 02/09/22.............................       7,828  7,670,729
    2.300%, 05/11/22.............................       7,500  7,265,673
#   2.700%, 05/13/22.............................       4,362  4,292,021
    2.100%, 09/12/22.............................       5,000  4,792,350
AT&T, Inc.
#   5.800%, 02/15/19.............................       2,444  2,500,198
    2.450%, 06/30/20.............................       1,331  1,314,511
    4.600%, 02/15/21.............................       1,000  1,030,587
AutoZone, Inc.
    3.700%, 04/15/22.............................         750    755,128
Baker Hughes a GE Co. LLC / Baker Hughes
 Co-Obligor, Inc.
    2.773%, 12/15/22.............................       2,000  1,942,352
Bank of America Corp.
    2.600%, 01/15/19.............................         730    729,868
    2.625%, 10/19/20.............................       2,500  2,470,096
Bank of New York Mellon Corp. (The)
    4.600%, 01/15/20.............................       1,200  1,232,872
    2.150%, 02/24/20.............................       1,200  1,184,101
BB&T Corp.
    6.850%, 04/30/19.............................       2,000  2,082,221
    2.050%, 05/10/21.............................         731    706,322
Biogen, Inc.
    2.900%, 09/15/20.............................       1,500  1,492,805
    3.625%, 09/15/22.............................       2,000  1,999,983
BlackRock, Inc.
    5.000%, 12/10/19.............................       1,807  1,869,693
Booking Holdings, Inc.
    2.750%, 03/15/23.............................       2,000  1,908,563
Boston Scientific Corp.
    6.000%, 01/15/20.............................         500    522,088
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19.............................         500    496,729
Buckeye Partners L.P.
    2.650%, 11/15/18.............................         261    261,026
Capital One Bank USA NA
    2.300%, 06/05/19.............................       2,000  1,984,642
Capital One Financial Corp.
    3.200%, 01/30/23.............................       6,000  5,816,054
Cardinal Health, Inc.
    4.625%, 12/15/20.............................       1,000  1,030,007
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.............................       1,000    955,262
#   2.625%, 03/01/23.............................         500    482,886
CBS Corp.
    2.300%, 08/15/19.............................       2,000  1,980,428
Celgene Corp.
#   2.750%, 02/15/23.............................       5,500  5,249,879

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................         372 $   371,923
Chevron Corp.
#   2.419%, 11/17/20.............................       9,800   9,738,423
    2.100%, 05/16/21.............................       1,375   1,341,123
#   2.498%, 03/03/22.............................      12,400  12,140,823
Cisco Systems, Inc.
#   2.450%, 06/15/20.............................       4,400   4,374,079
    2.200%, 02/28/21.............................       3,000   2,945,095
    1.850%, 09/20/21.............................      14,000  13,460,865
Citigroup, Inc.
    2.500%, 09/26/18.............................         501     500,943
    2.050%, 06/07/19.............................       3,000   2,975,935
    2.400%, 02/18/20.............................       3,000   2,967,377
CMS Energy Corp.
    5.050%, 03/15/22.............................       2,549   2,679,398
CNA Financial Corp.
    5.875%, 08/15/20.............................       1,790   1,890,874
    5.750%, 08/15/21.............................         880     937,430
Coca-Cola Co. (The)
#   2.450%, 11/01/20.............................       3,000   2,977,825
    1.550%, 09/01/21.............................       2,500   2,385,075
#   3.300%, 09/01/21.............................       1,000   1,011,276
Comcast Corp.
#   5.150%, 03/01/20.............................       1,900   1,972,783
Comerica, Inc.
    2.125%, 05/23/19.............................       1,450   1,441,187
Constellation Brands, Inc.
    2.700%, 05/09/22.............................       5,000   4,826,542
    3.200%, 02/15/23.............................       1,706   1,669,334
Cox Communications, Inc.
##  3.250%, 12/15/22.............................         375     365,607
CVS Health Corp.
    2.250%, 08/12/19.............................       2,500   2,479,250
#   2.125%, 06/01/21.............................         500     482,406
Discovery Communications LLC
##  2.750%, 11/15/19.............................       2,369   2,355,260
Dominion Energy, Inc.
    2.500%, 12/01/19.............................       3,500   3,457,974
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................       1,000     998,694
DTE Energy Co.
    2.400%, 12/01/19.............................       4,000   3,945,433
E*TRADE Financial Corp.
#   2.950%, 08/24/22.............................       6,280   6,083,710
eBay, Inc.
#   2.200%, 08/01/19.............................       4,346   4,318,586
    2.750%, 01/30/23.............................         417     400,597
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................         183     184,348
    2.800%, 02/15/23.............................         650     628,065
Electronic Arts, Inc.
    3.700%, 03/01/21.............................       2,000   2,020,895
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................       2,600   2,590,570
    4.000%, 10/01/20.............................         600     608,385

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       1,000 $   991,992
    3.900%, 02/15/22.............................       1,866   1,872,960
Exxon Mobil Corp.
#   1.912%, 03/06/20.............................       2,400   2,367,868
#   2.222%, 03/01/21.............................       5,824   5,729,002
#   2.397%, 03/06/22.............................      10,625  10,384,873
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................       5,000   4,820,550
Fifth Third Bancorp
    3.500%, 03/15/22.............................       2,000   1,998,284
Fifth Third Bank
    2.375%, 04/25/19.............................         203     202,556
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................         984     984,953
#   3.157%, 08/04/20.............................       1,200   1,194,326
    3.336%, 03/18/21.............................       2,128   2,112,388
GATX Corp.
    2.500%, 07/30/19.............................         200     198,338
GE Capital European Funding Unlimited Co.
    0.800%, 01/21/22............................. EUR   2,400   2,935,029
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................      10,000   9,774,819
General Electric Co.
    0.375%, 05/17/22............................. EUR   4,400   5,281,877
General Motors Financial Co., Inc.
#   3.200%, 07/06/21.............................       7,200   7,113,995
Georgia Power Co.
    4.250%, 12/01/19.............................         215     219,312
Gilead Sciences, Inc.
#   2.550%, 09/01/20.............................       1,000     992,370
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.............................       4,900   4,877,809
Halliburton Co.
#   2.000%, 08/01/18.............................       2,470   2,465,291
Harley-Davidson Financial Services, Inc.
##  2.850%, 01/15/21.............................         500     492,914
##  2.550%, 06/09/22.............................         500     477,459
Harris Corp.
    2.700%, 04/27/20.............................       4,500   4,462,148
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................       3,800   3,827,049
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................         190     188,973
Humana, Inc.
    2.625%, 10/01/19.............................       3,000   2,986,897

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Huntington National Bank (The)
    2.400%, 04/01/20.............................       2,600 $2,564,598
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................       2,000  2,070,326
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................         268    265,540
International Business Machines Corp.
    1.625%, 05/15/20.............................       1,390  1,357,226
JM Smucker Co. (The)
    2.500%, 03/15/20.............................       3,320  3,284,987
John Deere Capital Corp.
    2.050%, 03/10/20.............................       1,625  1,600,549
Johnson & Johnson
    2.250%, 03/03/22.............................       1,500  1,459,620
JPMorgan Chase & Co.
    2.350%, 01/28/19.............................       3,000  2,995,564
Kellogg Co.
#   4.000%, 12/15/20.............................       1,000  1,021,026
KeyCorp
    2.900%, 09/15/20.............................       2,000  1,985,801
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................       2,000  1,987,331
Kroger Co. (The)
    3.400%, 04/15/22.............................       1,000    992,857
    2.800%, 08/01/22.............................         500    483,494
L3 Technologies, Inc.
    4.950%, 02/15/21.............................         701    726,877
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.............................       1,500  1,479,406
Lam Research Corp.
    2.750%, 03/15/20.............................       2,800  2,791,266
Legg Mason, Inc.
    2.700%, 07/15/19.............................       3,000  2,983,669
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................       2,900  3,015,401
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................       4,225  4,155,749
Marriott International, Inc.
    6.750%, 05/15/18.............................         367    367,567
#   3.000%, 03/01/19.............................       2,960  2,964,021
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................       2,000  1,971,280
    2.750%, 01/30/22.............................       1,500  1,462,209
MasterCard, Inc.
    2.000%, 04/01/19.............................       1,365  1,358,579
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       1,780  1,777,357
McKesson Corp.
    2.700%, 12/15/22.............................         787    752,129
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................         700    698,188

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Merck & Co., Inc.
#   2.350%, 02/10/22.............................       1,345 $ 1,309,539
    2.400%, 09/15/22.............................       1,500   1,453,432
Microsoft Corp.
    2.000%, 11/03/20.............................       3,500   3,440,556
    1.550%, 08/08/21.............................       4,000   3,832,897
#   2.375%, 02/12/22.............................      13,000  12,677,818
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21.............................       2,258   2,149,713
Monsanto Co.
    1.850%, 11/15/18.............................       2,155   2,145,469
#   2.125%, 07/15/19.............................       2,550   2,526,998
Morgan Stanley
#   2.375%, 07/23/19.............................       2,220   2,209,562
Mosaic Co. (The)
    3.750%, 11/15/21.............................       1,000     997,623
Nasdaq, Inc.
    5.550%, 01/15/20.............................       2,484   2,580,429
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................       5,283   5,033,303
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................       2,950   2,927,805
NiSource, Inc.
    6.800%, 01/15/19.............................          61      62,672
Nordstrom, Inc.
    4.750%, 05/01/20.............................         350     359,937
Northrop Grumman Corp.
    3.500%, 03/15/21.............................         535     540,662
Nuveen Finance LLC
##  2.950%, 11/01/19.............................       3,890   3,876,264
NVIDIA Corp.
    2.200%, 09/16/21.............................         575     557,884
ONEOK, Inc.
#   4.250%, 02/01/22.............................       3,000   3,050,400
Oracle Corp.
    1.900%, 09/15/21.............................       9,000   8,683,655
    2.500%, 05/15/22.............................       3,000   2,927,492
    2.500%, 10/15/22.............................       2,000   1,941,443
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22.............................       1,200   1,187,324
PepsiCo, Inc.
#   2.150%, 10/14/20.............................       3,000   2,952,875
Pfizer, Inc.
#   1.950%, 06/03/21.............................       5,000   4,863,789
    0.250%, 03/06/22............................. EUR   4,000   4,826,481
PNC Bank NA
    2.400%, 10/18/19.............................       4,000   3,971,349
Principal Financial Group, Inc.
    3.300%, 09/15/22.............................       1,416   1,402,316
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................         960     934,468
#   1.700%, 11/03/21.............................       5,000   4,793,076
    2.300%, 02/06/22.............................         650     633,641

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Progress Energy, Inc.
    4.400%, 01/15/21.............................       2,150 $2,200,867
Prudential Financial, Inc.
    5.375%, 06/21/20.............................       3,000  3,135,327
PSEG Power LLC
    2.450%, 11/15/18.............................       2,499  2,493,554
QUALCOMM, Inc.
    2.250%, 05/20/20.............................       3,000  2,952,333
    2.600%, 01/30/23.............................       6,690  6,331,330
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................       1,300  1,299,953
    2.500%, 03/30/20.............................       3,630  3,589,228
Regions Financial Corp.
    2.750%, 08/14/22.............................       2,000  1,928,035
Roper Technologies, Inc.
    2.050%, 10/01/18.............................         135    134,698
Ryder System, Inc.
    2.350%, 02/26/19.............................       2,000  1,990,542
    3.400%, 03/01/23.............................       1,200  1,187,040
Santander Holdings USA, Inc.
    3.400%, 01/18/23.............................       1,150  1,113,914
Sempra Energy
    2.850%, 11/15/20.............................       5,000  4,940,621
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.............................       1,600  1,549,101
Southern Power Co.
    2.500%, 12/15/21.............................         539    522,720
Southwest Airlines Co.
    2.750%, 11/06/19.............................         426    423,899
State Street Corp.
    4.375%, 03/07/21.............................       2,000  2,074,840
Stryker Corp.
#   2.625%, 03/15/21.............................       2,378  2,345,588
SunTrust Banks, Inc.
#   2.900%, 03/03/21.............................       3,000  2,969,109
Sysco Corp.
    2.600%, 10/01/20.............................       3,970  3,924,767
Target Corp.
    2.300%, 06/26/19.............................         515    513,135
Thermo Fisher Scientific, Inc.
    3.300%, 02/15/22.............................       2,300  2,279,200
Time Warner, Inc.
    2.100%, 06/01/19.............................       2,000  1,981,935
Total System Services, Inc.
    2.375%, 06/01/18.............................       1,701  1,700,478
Tupperware Brands Corp.
    4.750%, 06/01/21.............................       2,000  2,044,333
Tyson Foods, Inc.
    2.650%, 08/15/19.............................       1,940  1,931,535
U.S. Bancorp
    2.200%, 04/25/19.............................          66     65,778
United Parcel Service, Inc.
#   2.450%, 10/01/22.............................         300    290,837
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................       1,400  1,390,289
    2.700%, 07/15/20.............................         439    437,029
#   2.125%, 03/15/21.............................       2,000  1,946,274

                                                           FACE
                                                          AMOUNT^      VALUE+
                                                     -    -------      ------
                                                           (000)
UNITED STATES -- (Continued)
Verizon Communications, Inc.
       3.500%, 11/01/21.............................         1,000 $    1,007,994
       2.946%, 03/15/22.............................         2,500      2,455,300
Viacom, Inc.
       3.875%, 12/15/21.............................         2,740      2,766,001
Walgreen Co.
       5.250%, 01/15/19.............................             8          8,131
       3.100%, 09/15/22.............................         1,500      1,464,925
Walgreens Boots Alliance, Inc.
       2.700%, 11/18/19.............................         2,000      1,993,000
       3.300%, 11/18/21.............................           500        497,970
Wells Fargo & Co.
       2.125%, 04/22/19.............................         2,170      2,159,830
       2.150%, 01/30/20.............................         1,500      1,480,172
WestRock RKT Co.
       4.450%, 03/01/19.............................           595        602,178
Xilinx, Inc.
       2.125%, 03/15/19.............................           766        763,077
Zoetis, Inc.
#      3.250%, 02/01/23.............................         2,219      2,186,905
                                                                   --------------
TOTAL UNITED STATES.................................                  515,996,326
                                                                   --------------
TOTAL BONDS.........................................                1,182,746,812
                                                                   --------------

AGENCY OBLIGATIONS -- (3.4%)
Federal Home Loan Mortgage Corporation
       2.375%, 01/13/22.............................         4,000      3,939,128
Federal National Mortgage Association
#      1.875%, 12/28/20.............................        22,000     21,570,340
#      1.250%, 05/06/21.............................         4,000      3,839,116
#      1.875%, 04/05/22.............................         6,000      5,797,014
       2.000%, 10/05/22.............................         4,000      3,857,364
       2.375%, 01/19/23.............................         6,000      5,866,902
                                                                   --------------
TOTAL AGENCY OBLIGATIONS............................                   44,869,864
                                                                   --------------

U.S. TREASURY OBLIGATIONS -- (0.5%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/22.............................         6,500      6,515,877
                                                                   --------------
TOTAL INVESTMENT SECURITIES.........................                1,234,132,553
                                                                   --------------

                                                          SHARES
                                                     -    ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund, 1.630%.......     7,941,280     91,880,608
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,346,668,894).............................                $1,326,013,161
                                                                   ==============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


At April 30, 2018, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                        SETTLEMENT      APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD    COUNTERPARTY          DATE        (DEPRECIATION)
------------------ --------------- ---------------- ------------------ --------------
USD.. $ 1,043,063  GBP     742,614 Citibank, N.A.        05/10/18        $   20,350
USD..  38,841,533  EUR  31,356,797 Citibank, N.A.        06/28/18           811,231
USD..  23,300,140  CAD  29,732,473 Citibank, N.A.        07/06/18           106,986
USD..  85,722,015  EUR  69,136,673 Barclays Capital      07/11/18         1,783,920
USD..  25,712,150  CAD  32,334,150 Barclays Capital      07/19/18           482,734
USD..   5,292,145  AUD   6,877,042 Citibank, N.A.        07/20/18           113,014
USD..  53,381,448  SEK 455,083,674 Citibank, N.A.        07/26/18         1,066,981
                                                                         ----------
                                                    TOTAL APPRECIATION   $4,385,216
                                                                         ==========

At April 30, 2018, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                  MADE BY    RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
 COUNTERPARTY       FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- ----------  --------------
Bank of America
 Corp.......... 2.282% Fixed   CPI    Maturity  USD 40,000,000  02/08/20     --       --    $  (89,759)   $  (89,759)
Bank of America
 Corp.......... 2.228% Fixed   CPI    Maturity  USD 26,000,000  03/12/22     --       --        47,799        47,799
Bank of America
 Corp.......... 2.225% Fixed   CPI    Maturity  USD 29,000,000  03/01/20     --       --       (29,022)      (29,022)
Bank of America
 Corp.......... 2.208% Fixed   CPI    Maturity  USD 26,000,000  02/01/23     --       --       134,003       134,003
Bank of America
 Corp.......... 2.204% Fixed   CPI    Maturity  USD 44,000,000  02/16/19     --       --       (38,373)      (38,373)
Bank of America
 Corp.......... 1.832% Fixed   CPI    Maturity  USD 40,000,000  11/08/20     --       --       691,791       691,791
Bank of America
 Corp.......... 1.633% Fixed   CPI    Maturity  USD 27,000,000  04/14/21     --       --       845,077       845,077
Bank of America
 Corp.......... 1.525% Fixed   CPI    Maturity  USD 43,000,000  08/31/21     --       --     1,462,493     1,462,493
Bank of America
 Corp.......... 1.435% Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --       887,882       887,882
Citibank, N.A.. 2.182% Fixed   CPI    Maturity  USD 23,000,000  01/19/23     --       --       155,036       155,036
Citibank, N.A.. 2.149% Fixed   CPI    Maturity  USD 38,000,000  01/23/21     --       --       122,228       122,228
Citibank, N.A.. 2.144% Fixed   CPI    Maturity  USD 44,000,000  01/11/21     --       --       146,141       146,141
Citibank, N.A.. 2.041% Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --       416,046       416,046
Citibank, N.A.. 2.036% Fixed   CPI    Maturity  USD 36,000,000  11/21/22     --       --       522,063       522,063
Citibank, N.A.. 2.009% Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --       785,265       785,265
Citibank, N.A.. 1.970% Fixed   CPI    Maturity  USD 23,000,000  11/16/19     --       --       196,271       196,271
Citibank, N.A.. 1.879% Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --       946,394       946,394
Citibank, N.A.. 1.849% Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --       430,943       430,943
Citibank, N.A.. 1.655% Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --       934,149       934,149
Citibank, N.A.. 1.623% Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --     1,003,807     1,003,807
Credit Suisse.. 1.735% Fixed   CPI    Maturity  USD 33,000,000  03/05/19     --       --        98,542        98,542
Deutsche Bank
 AG............ 2.235% Fixed   CPI    Maturity  USD 38,000,000  05/02/22     --       --            --            --
Deutsche Bank
 AG............ 2.208% Fixed   CPI    Maturity  USD 20,000,000  04/05/23     --       --        69,795        69,795

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                MADE BY    RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY      FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------- ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
Deutsche Bank
 AG.......... 2.193% Fixed   CPI    Maturity  USD 40,000,000  03/08/21     --       --    $    51,742   $    51,742
Deutsche Bank
 AG.......... 2.125% Fixed   CPI    Maturity  USD 20,000,000  01/04/23     --       --        198,145       198,145
Deutsche Bank
 AG.......... 2.035% Fixed   CPI    Maturity  USD 22,000,000  12/11/22     --       --        301,116       301,116
Deutsche Bank
 AG.......... 1.938% Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --        539,921       539,921
Deutsche Bank
 AG, London
 Branch...... 2.242% Fixed   CPI    Maturity  USD 26,000,000  06/12/19     --       --       (972,090)     (972,090)
Deutsche Bank
 AG, London
 Branch...... 2.145% Fixed   CPI    Maturity  USD 25,000,000  03/17/20     --       --            909           909
Deutsche Bank
 AG, London
 Branch...... 2.135% Fixed   CPI    Maturity  USD 30,000,000  04/05/21     --       --         31,171        31,171
Deutsche Bank
 AG, London
 Branch...... 1.990% Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --        697,202       697,202
Deutsche Bank
 AG, London
 Branch...... 1.983% Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --        419,404       419,404
Deutsche Bank
 AG, London
 Branch...... 1.860% Fixed   CPI    Maturity  USD 60,000,000  06/30/20     --       --        720,538       720,538
Deutsche Bank
 AG, London
 Branch...... 1.718% Fixed   CPI    Maturity  USD 36,000,000  09/27/21     --       --        972,183       972,183
Deutsche Bank
 AG, London
 Branch...... 1.670% Fixed   CPI    Maturity  USD 40,000,000  07/08/19     --       --        696,836       696,836
Deutsche Bank
 AG, London
 Branch...... 1.563% Fixed   CPI    Maturity  USD 48,000,000  07/28/19     --       --        942,042       942,042
Deutsche Bank
 AG, London
 Branch...... 1.348% Fixed   CPI    Maturity  USD 14,000,000  01/28/20     --       --        417,134       417,134
                                                                           --       --    -----------   -----------
TOTAL                                                                      --       --    $14,754,824   $14,754,824
                                                                           ==       ==    ===========   ===========

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   86,795,896   --    $   86,795,896
  Austria................................   --        10,937,954   --        10,937,954
  Belgium................................   --         5,312,709   --         5,312,709
  Canada.................................   --       129,678,578   --       129,678,578
  Denmark................................   --         2,964,319   --         2,964,319
  Finland................................   --           634,849   --           634,849
  France.................................   --        39,905,835   --        39,905,835
  Germany................................   --        62,032,105   --        62,032,105
  Ireland................................   --         4,193,531   --         4,193,531
  Italy..................................   --         7,706,960   --         7,706,960
  Japan..................................   --        52,656,752   --        52,656,752
  Netherlands............................   --        76,318,730   --        76,318,730
  Norway.................................   --         5,103,575   --         5,103,575
  Spain..................................   --        12,264,764   --        12,264,764
  Supranational Organization Obligations.   --        63,278,854   --        63,278,854
  Sweden.................................   --        72,117,862   --        72,117,862
  Switzerland............................   --         1,514,521   --         1,514,521
  United Kingdom.........................   --        33,332,692   --        33,332,692
  United States..........................   --       515,996,326   --       515,996,326
Agency Obligations.......................   --        44,869,864   --        44,869,864
U.S. Treasury Obligations................   --         6,515,877   --         6,515,877
Securities Lending Collateral............   --        91,880,608   --        91,880,608
Swap Agreements**........................   --        14,754,824   --        14,754,824
Forward Currency Contracts**.............   --         4,385,216   --         4,385,216
                                            --    --------------   --    --------------
TOTAL....................................   --    $1,345,153,201   --    $1,345,153,201
                                            ==    ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $2,250 $ 2,402,145
     5.000%, 08/01/23..............................  2,200   2,496,604
                                                           -----------
TOTAL ALABAMA......................................          4,898,749
                                                           -----------

ALASKA -- (0.7%)
Borough of North Slope (GO) Series C (ETM)
     3.000%, 06/30/18..............................    500     501,045
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................    900     981,387
     5.000%, 09/01/23..............................    600     676,638
City of Anchorage (GO) Series D
     5.000%, 09/01/23..............................  2,585   2,915,182
                                                           -----------
TOTAL ALASKA.......................................          5,074,252
                                                           -----------

ARIZONA -- (0.6%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500   1,566,765
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400   1,502,018
Maricopa County High School District No.
 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650     671,378
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805     828,297
                                                           -----------
TOTAL ARIZONA......................................          4,568,458
                                                           -----------

ARKANSAS -- (1.4%)
Arkansas State (GO)
     5.000%, 04/01/21..............................  2,600   2,818,140
     5.000%, 10/01/21..............................  7,195   7,886,296
                                                           -----------
TOTAL ARKANSAS.....................................         10,704,436
                                                           -----------

CALIFORNIA -- (3.0%)
California State (GO)
     5.000%, 08/01/26..............................  9,000  10,689,210
     3.500%, 08/01/27..............................  1,500   1,619,250
     5.000%, 08/01/27..............................  4,000   4,809,920
California State (GO) Series B
     5.000%, 09/01/25..............................  3,140   3,687,993
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/27..............................  2,000   2,430,920
                                                           -----------
TOTAL CALIFORNIA...................................         23,237,293
                                                           -----------

COLORADO -- (0.9%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100     100,672

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18............................. $   35 $    35,445
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18.............................    265     268,564
    5.000%, 12/01/24.............................    900   1,041,048
El Paso County School District No. 20 Academy
 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21.............................  1,240   1,362,400
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
    5.250%, 12/15/24.............................  1,000   1,169,440
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
    4.000%, 12/01/23.............................  2,425   2,619,897
                                                         -----------
TOTAL COLORADO...................................          6,597,466
                                                         -----------

CONNECTICUT -- (0.2%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................    600     608,640
    5.000%, 10/15/19.............................    300     312,162
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................  1,000   1,002,550
                                                         -----------
TOTAL CONNECTICUT................................          1,923,352
                                                         -----------

DELAWARE -- (0.5%)
New Castle County (GO)
    5.000%, 10/01/23.............................  2,275   2,592,180
New Castle County (GO) Series B
    5.000%, 07/15/22.............................  1,450   1,617,026
                                                         -----------
TOTAL DELAWARE...................................          4,209,206
                                                         -----------

DISTRICT OF COLUMBIA -- (1.6%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  1,900   2,018,769
District of Columbia (GO) Series E
    5.000%, 06/01/21.............................  2,550   2,773,406
    5.000%, 06/01/26.............................  1,875   2,211,506
Washington Metropolitan Area Transit Authority
 (RB) Series A-1
    5.000%, 07/01/27.............................  4,535   5,392,795
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         12,396,476
                                                         -----------

FLORIDA -- (3.1%)
Florida Department of Environmental Protection
 (RB) Series A
    5.000%, 07/01/26.............................  5,000   5,869,350

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
FLORIDA -- (Continued)
Florida State (GO)
     5.000%, 07/01/21.............................. $2,000 $ 2,181,080
     5.000%, 07/01/24..............................    500     574,675
Florida State Board of Education (GO) Series A
     5.000%, 06/01/23..............................    700     790,839
Florida State Board of Education (GO) Series B
     5.000%, 06/01/19..............................    555     574,275
     5.000%, 06/01/20..............................  3,300   3,502,785
     5.000%, 06/01/23..............................    650     734,350
     5.000%, 06/01/25..............................  3,000   3,496,560
Miami-Dade County (GO) Series A
     5.000%, 07/01/26..............................  1,810   2,123,257
Miami-Dade County (GO) Series D
     5.000%, 07/01/20..............................  3,520   3,743,978
                                                           -----------
TOTAL FLORIDA......................................         23,591,149
                                                           -----------

GEORGIA -- (3.1%)
Cobb County (GO)
     5.000%, 01/01/22..............................  2,335   2,575,995
Georgia State (GO) Series A-1
     5.000%, 02/01/19..............................  6,805   6,970,838
Georgia State (GO) Series C
     5.000%, 10/01/21..............................  2,490   2,733,547
Georgia State (GO) Series C-1
     5.000%, 07/01/23..............................  3,000   3,406,260
     5.000%, 07/01/24..............................  3,200   3,691,808
Georgia State (GO) Series I
     5.000%, 07/01/20..............................  2,345   2,499,887
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................  1,580   1,802,006
                                                           -----------
TOTAL GEORGIA......................................         23,680,341
                                                           -----------

HAWAII -- (1.1%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................  2,150   2,439,175
     5.000%, 10/01/25..............................    450     526,356
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................    300     335,916
Hawaii State (GO) Series EH (ETM)
     5.000%, 08/01/23..............................  1,225   1,386,271
Hawaii State (GO) Series EH-2017
     5.000%, 08/01/23..............................    970   1,100,271
Hawaii State (GO) Series EH-2017 (ETM)
     5.000%, 08/01/23..............................    305     345,153
Hawaii State (GO) Series FK
     5.000%, 05/01/23..............................  1,800   2,031,822
                                                           -----------
TOTAL HAWAII.......................................          8,164,964
                                                           -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
IOWA -- (0.1%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19............................. $  910 $   941,213
                                                         -----------

KANSAS -- (1.5%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.............................    600     656,280
City of Lenexa (GO) Series B
    5.000%, 09/01/20.............................  1,610   1,722,072
City of Merriam (GO)
    5.000%, 10/01/25.............................    200     234,528
City of Wichita (GO) Series A
    5.000%, 12/01/20.............................  3,000   3,223,650
Johnson County (GO) Series B
    5.000%, 09/01/22.............................  1,405   1,567,839
Johnson County Unified School District No. 229
 Blue Valley (GO) Series A
    5.000%, 10/01/26.............................  1,500   1,777,920
Kansas State Department of Transportation (RB)
 Series B
    5.000%, 09/01/20.............................  1,975   2,112,006
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................    125     130,149
                                                         -----------
TOTAL KANSAS.....................................         11,424,444
                                                         -----------

KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22.............................  1,500   1,677,870
    5.000%, 12/01/25.............................  3,800   4,446,532
                                                         -----------
TOTAL KENTUCKY...................................          6,124,402
                                                         -----------

LOUISIANA -- (0.5%)
Louisiana State (GO) Series A (ETM)
    5.000%, 08/01/18.............................  2,000   2,016,200
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................    250     276,673
    5.000%, 08/01/23.............................  1,100   1,239,018
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................    600     656,664
                                                         -----------
TOTAL LOUISIANA..................................          4,188,555
                                                         -----------

MAINE -- (0.1%)
Maine State (GO) Series B
    5.000%, 06/01/23.............................    495     559,746
                                                         -----------

MARYLAND -- (8.7%)
Anne Arundel County (GO)
    5.000%, 04/01/23.............................  4,000   4,510,920
Anne County Arundel (GO)
    5.000%, 10/01/19.............................  1,195   1,247,102
Baltimore County (BAN)
    4.000%, 03/18/19.............................  2,500   2,549,350

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MARYLAND -- (Continued)
Baltimore County (GO)
    5.000%, 08/01/18............................. $1,000 $ 1,008,170
    5.000%, 08/01/21.............................    500     545,930
    3.000%, 11/01/24.............................  5,015   5,191,979
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................    645     719,749
City of Frederick (GO) Series C
    5.000%, 03/01/27.............................  3,100   3,702,454
Harford County (GO) Series A
    5.000%, 09/15/20.............................    900     963,675
Howard County (GO) Series B
    5.000%, 02/15/26.............................  6,420   7,573,802
Howard County (GO) Series D
    5.000%, 02/15/24.............................  4,000   4,572,520
Maryland State (GO) Series B
    5.000%, 03/01/19.............................  1,000   1,026,990
    5.000%, 08/01/20.............................  2,000   2,133,880
    4.000%, 08/01/23.............................  1,785   1,936,903
    5.000%, 08/01/26.............................  5,500   6,527,785
Maryland State (GO) Series C
    5.000%, 08/01/20.............................  2,000   2,133,880
Montgomery County (GO) Series C
    5.000%, 10/01/27.............................  6,655   8,024,133
Montgomery County (GO) Series D
    3.000%, 11/01/23.............................  2,000   2,072,960
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................    650     657,924
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................    650     651,710
    5.000%, 06/01/24.............................  4,325   4,968,171
    3.000%, 06/01/26.............................  2,080   2,144,854
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  2,255   2,387,301
                                                         -----------
TOTAL MARYLAND...................................         67,252,142
                                                         -----------

MASSACHUSETTS -- (4.5%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200   1,268,148
    5.000%, 04/01/20.............................  1,250   1,324,175
City of Boston (GO) Series B
    5.000%, 04/01/24.............................  3,500   4,023,845
Commonwealth of Massachusetts (GO) Series C
    5.000%, 04/01/23.............................  4,000   4,504,960
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500     549,505
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................  3,255   3,471,393
    5.000%, 08/01/24.............................  1,360   1,561,402
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.............................  1,000   1,198,960

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20............................. $  400 $   427,324
Massachusetts School Building Authority (RB)
 Series A
    5.000%, 11/15/25.............................  3,240   3,800,488
Massachusetts Water Resources Authority (RB)
 Series B (AGM)
    5.250%, 08/01/28.............................  9,000  11,105,640
Town of Lexington (GO)
    4.000%, 02/15/27.............................  1,000   1,113,460
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510     518,374
                                                         -----------
TOTAL MASSACHUSETTS..............................         34,867,674
                                                         -----------

MICHIGAN -- (0.7%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700     732,942
Michigan State (GO) Series A
    5.000%, 05/01/23.............................  2,425   2,734,867
    5.000%, 05/01/25.............................  1,500   1,741,455
                                                         -----------
TOTAL MICHIGAN...................................          5,209,264
                                                         -----------

MINNESOTA -- (3.3%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000   1,009,520
Hennepin County (GO) Series C
    5.000%, 12/01/28.............................  1,150   1,407,416
Metropolitan Council (GO) Series C
    5.000%, 03/01/24.............................  6,250   7,154,687
Minneapolis Special School District No. 1 (GO)
 (SD CRED PROG)
    5.000%, 02/01/28.............................  2,590   3,127,036
Minnesota State (GO)
    5.000%, 08/01/18.............................    640     645,165
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.............................     10      10,079
Minnesota State (GO) Series A
    5.000%, 08/01/21.............................  1,330   1,451,296
    5.000%, 08/01/25.............................  7,000   8,193,640
Minnesota State (GO) Series D
    5.000%, 08/01/21.............................    700     763,840
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000   1,002,440
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    900     950,607
                                                         -----------
TOTAL MINNESOTA..................................         25,715,726
                                                         -----------

MISSISSIPPI -- (0.3%)
Madison County School District (GO)
    3.500%, 12/01/19.............................    350     358,785
Mississippi State (GO) Series B
    5.000%, 11/01/20.............................    600     643,788
Mississippi State (GO) Series C
    5.000%, 10/01/20.............................  1,565   1,675,849
                                                         -----------
TOTAL MISSISSIPPI................................          2,678,422
                                                         -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
MISSOURI -- (0.8%)
Columbia School District (GO) Series B
     5.000%, 03/01/23.............................. $ 2,500 $ 2,826,400
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19..............................   1,525   1,561,935
North Kansas City School District No. 74 (GO)
 (ST AID DIR DEP)
     4.000%, 03/01/26..............................   1,845   2,022,766
                                                            -----------
TOTAL MISSOURI.....................................           6,411,101
                                                            -----------

NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
     4.000%, 12/15/26..............................   3,000   3,334,620
Omaha School District (GO)
     5.000%, 12/15/25..............................   1,345   1,577,954
     5.000%, 12/15/26..............................   3,975   4,724,208
                                                            -----------
TOTAL NEBRASKA.....................................           9,636,782
                                                            -----------

NEVADA -- (3.5%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................     600     651,822
Clark County (GO) Series B
     5.000%, 11/01/24..............................   8,665   9,956,692
Nevada State (GO) Series D
     5.000%, 04/01/25..............................  11,625  13,451,520
Nevada State (GO) Series D-1
     5.000%, 03/01/22..............................   2,000   2,206,140
Washoe County School District (GO) Series F
     5.000%, 06/01/21..............................     900     974,925
                                                            -----------
TOTAL NEVADA.......................................          27,241,099
                                                            -----------

NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
     5.000%, 07/01/20..............................     220     234,241
City of Nashua (GO)
     4.000%, 07/15/24..............................   2,000   2,180,940
New Hampshire State (GO) Series B
     5.000%, 06/01/19..............................     540     558,635
                                                            -----------
TOTAL NEW HAMPSHIRE................................           2,973,816
                                                            -----------

NEW JERSEY -- (0.3%)
City of Hoboken (GO)
     3.000%, 02/01/27..............................   1,000   1,011,510
Township of Parsippany-Troy Hills (GO) Series
 ABCD
     2.000%, 09/15/21..............................   1,515   1,505,198
                                                            -----------
TOTAL NEW JERSEY...................................           2,516,708
                                                            -----------

NEW MEXICO -- (2.3%)
New Mexico State (GO)
     5.000%, 03/01/19..............................   3,500   3,591,840
     5.000%, 03/01/21..............................   2,105   2,273,653

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/27............................. $2,570 $ 3,058,428
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
    4.000%, 07/01/20.............................  2,000   2,087,280
New Mexico State Severance Tax Permanent Fund
 (RB) Series D
    5.000%, 07/01/26.............................  5,580   6,568,162
                                                         -----------
TOTAL NEW MEXICO.................................         17,579,363
                                                         -----------

NEW YORK -- (2.5%)
City of New York (GO) Series C
    5.000%, 08/01/26.............................    500     587,325
    5.000%, 08/01/26.............................  1,960   2,302,314
City of New York (GO) Series G
    5.000%, 08/01/18.............................  1,600   1,612,832
City of New York (GO) Series J
    5.000%, 08/01/22.............................    650     722,553
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/25.............................    500     577,220
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  2,500   2,756,700
    5.000%, 02/15/24.............................    700     796,943
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/26.............................  6,890   8,075,769
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................  1,000   1,020,420
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................    700     697,627
                                                         -----------
TOTAL NEW YORK...................................         19,149,703
                                                         -----------

NORTH CAROLINA -- (6.2%)
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/21.............................  1,800   1,966,446
Forsyth County (GO)
    4.000%, 12/01/21.............................  1,500   1,598,325
Gaston County (GO)
    5.000%, 02/01/26.............................  2,500   2,928,025
Iredell County (GO) Series B
    2.500%, 02/01/24.............................  2,285   2,292,266
Mecklenburg County (GO) Series A
    5.000%, 04/01/22.............................  5,000   5,545,950
Mecklenburg County (GO) Series B
    5.000%, 12/01/21.............................  6,120   6,742,343
    5.000%, 12/01/26.............................  8,430  10,091,469
North Carolina Eastern Municipal Power Agency
 (RB) Series B (NATL-IBC) (ETM)
    6.000%, 01/01/22.............................    650     733,772

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series A
    5.000%, 06/01/22............................. $6,000 $ 6,679,440
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................  1,500   1,529,685
Wake County (GO)
    5.000%, 03/01/19.............................  1,000   1,026,990
    5.000%, 09/01/21.............................  2,250   2,465,617
    5.000%, 09/01/24.............................  4,000   4,625,120
                                                         -----------
TOTAL NORTH CAROLINA.............................         48,225,448
                                                         -----------

NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    545     587,352
                                                         -----------

OHIO -- (5.6%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................    525     534,839
City of Columbus (GO) Series 1
    5.000%, 07/01/21.............................  2,775   3,028,940
    5.000%, 07/01/23.............................  1,875   2,122,069
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650     685,204
    2.000%, 08/15/22.............................  2,000   1,968,560
    4.000%, 08/15/25.............................  3,500   3,854,970
Cleveland Department of Public Utilities
 Division of Water (RB) Series T
    5.000%, 01/01/19.............................  4,335   4,427,769
Franklin County (GO)
    5.000%, 06/01/21.............................  1,830   1,990,326
Ohio State (GO) Series A
    4.000%, 03/01/21.............................  1,475   1,552,423
    5.000%, 09/15/24.............................  2,000   2,300,280
    5.000%, 09/15/25.............................  1,950   2,279,063
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650     692,770
    5.000%, 09/01/27.............................  9,300  11,146,887
    5.000%, 09/15/27.............................  3,500   4,197,620
Ohio Water Development Authority (RB) Series C
    5.000%, 06/01/19.............................  2,225   2,303,008
                                                         -----------
TOTAL OHIO.......................................         43,084,728
                                                         -----------

OREGON -- (1.4%)
City of Portland Sewer System Revenue (RB)
 Series A
    5.000%, 10/01/23.............................  3,570   4,059,911
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................  1,005   1,134,796

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
OREGON -- (Continued)
Oregon State (GO) Series A
    5.000%, 05/01/21............................. $  800 $   868,992
Oregon State (GO) Series D
    3.000%, 05/01/20.............................  2,345   2,396,238
Oregon State (GO) Series G
    5.000%, 12/01/22.............................  2,050   2,299,731
                                                         -----------
TOTAL OREGON.....................................         10,759,668
                                                         -----------

PENNSYLVANIA -- (0.4%)
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 07/01/19.............................  3,145   3,257,717
                                                         -----------

RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/20.............................  1,900   2,024,165
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    600     666,204
                                                         -----------
TOTAL RHODE ISLAND...............................          2,690,369
                                                         -----------

SOUTH CAROLINA -- (3.0%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................    640     683,782
Beaufort County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/23.............................  6,000   6,748,140
Berkeley County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/27.............................  2,500   2,985,850
Charleston County (GO)
    5.000%, 11/01/23.............................  1,000   1,140,900
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................    800     863,376
Clemson University (RB) Series B
    5.000%, 05/01/25.............................    750     872,295
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/24.............................  2,750   3,141,600
Richland County (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/26.............................  1,870   2,216,605
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  3,000   3,418,260
Spartanburg County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/19.............................  1,210   1,245,477
                                                         -----------
TOTAL SOUTH CAROLINA.............................         23,316,285
                                                         -----------

TENNESSEE -- (4.5%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................    510     557,323

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
Hamilton County (GO) Series B
    5.000%, 03/01/22............................. $2,000 $ 2,214,680
Maury County (GO) Series B
    5.000%, 04/01/20.............................  1,205   1,274,866
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 01/01/26.............................  7,165   8,412,498
Metropolitan Government of Nashville & Davidson
 County (GO) Series C
    5.000%, 07/01/21.............................  5,000   5,446,300
Rutherford County (GO) Series B
    5.000%, 04/01/23.............................  4,085   4,606,777
Shelby County (GO)
    5.000%, 04/01/25.............................  5,000   5,813,200
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  1,500   1,587,255
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000   1,082,130
Sumner County (GO)
    5.000%, 06/01/21.............................    650     707,154
    5.000%, 12/01/21.............................    900     989,883
Washington County (GO) Series A
    4.000%, 06/01/26.............................  1,705   1,881,860
                                                         -----------
TOTAL TENNESSEE..................................         34,573,926
                                                         -----------

TEXAS -- (16.4%)
City of Arlington (GO)
    5.000%, 08/15/25.............................  1,000   1,160,490
City of Austin (GO)
    5.000%, 09/01/25.............................  2,305   2,695,444
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600   1,640,128
City of Dallas Waterworks & Sewer System Revenue
 (RB) Series A
    5.000%, 10/01/22.............................  9,000  10,050,300
City of Frisco (GO) Series A
    5.000%, 02/15/25.............................  2,000   2,300,800
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400     454,700
City of Houston (GO) (TRANS)
    4.000%, 06/29/18.............................  2,000   2,007,700
City of Lubbock (GO)
    5.000%, 02/15/23.............................  4,000   4,477,040
City of San Antonio (GO)
    5.000%, 02/01/20.............................  2,500   2,635,150
    5.000%, 02/01/21.............................  2,200   2,374,900
City of San Antonio Electric & Gas Systems
 Revenue (RB)
    5.000%, 02/01/24.............................  9,515  10,818,936
    5.000%, 02/01/26.............................  2,850   3,335,754
City of San Antonio Electric & Gas Systems
 Revenue (RB) Series D
    5.000%, 02/01/19.............................    310     317,555
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050   1,132,541

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
Conroe Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/15/26.............................. $ 8,710 $10,241,653
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
     5.000%, 02/15/21..............................     800     862,888
Dallas County Community College District (GO)
     5.000%, 02/15/23..............................   7,965   8,934,102
El Paso Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/24..............................   3,035   3,477,533
Frisco Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/20..............................   2,460   2,622,901
Goose Creek Consolidated Independent School
 District (GO) (PSF-GTD)
     5.000%, 02/15/27..............................   3,000   3,551,820
Highland Park Independent School District (GO)
     5.000%, 02/15/23..............................   3,120   3,502,637
Houston Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/27..............................   5,000   5,928,350
Humble Independent School District (GO) Series A
 (PSF-GTD)
     2.000%, 02/15/19..............................     660     661,274
Permanent University Fund - University of Texas
 System (RB) Series B
     5.250%, 07/01/28..............................   2,610   3,211,083
Pflugerville Independent School District (GO)
 (PSF-GTD)
     4.000%, 08/15/20..............................   2,000   2,091,200
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24..............................   2,225   2,529,269
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   1,790   1,885,317
Texas State (GO)
     5.000%, 04/01/19..............................   1,150   1,183,614
     5.000%, 10/01/23..............................   4,200   4,769,478
Texas State (RN)
     4.000%, 08/30/18..............................   3,000   3,022,860
Texas Transportation Commission State Highway
 Fund (RB)
     5.000%, 10/01/26..............................   2,505   2,964,968
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19..............................     100     104,022
University of Texas System (The) (RB) Series J
     5.000%, 08/15/25..............................  12,500  14,642,000
     5.000%, 08/15/26..............................   3,850   4,572,529

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
TEXAS -- (Continued)
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20............................. $  460 $    490,779
                                                         ------------
TOTAL TEXAS......................................         126,651,715
                                                         ------------

UTAH -- (1.3%)
City of American Fork (GO)
    5.000%, 05/01/26.............................  1,165    1,359,310
Davis School District (GO) Series S (SCH BD GTY)
    5.000%, 06/01/23.............................  1,000    1,131,820
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/22.............................  3,050    3,393,399
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................    650      721,988
Utah State (GO)
    5.000%, 07/01/22.............................  1,500    1,671,900
Utah State (GO) Series C
    5.000%, 07/01/19.............................    900      933,426
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................    650      707,850
                                                         ------------
TOTAL UTAH.......................................           9,919,693
                                                         ------------

VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................  1,300    1,414,777
                                                         ------------

VIRGINIA -- (3.6%)
Arlington County (GO) Series B
    5.000%, 08/15/22.............................  4,830    5,396,897
City of Lynchburg (GO)
    5.000%, 02/01/26.............................  1,930    2,275,296
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040    1,135,170
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900      973,143
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
    5.000%, 09/15/24.............................  3,000    3,463,830
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,000    2,088,920
    5.000%, 10/01/23.............................  4,775    5,448,562
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................    400      405,464
Loudoun County (GO) Series A
    5.000%, 12/01/21.............................  5,000    5,503,000
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................    600      678,990

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20............................. $  200 $   214,950
                                                         -----------
TOTAL VIRGINIA...................................         27,584,222
                                                         -----------

WASHINGTON -- (5.3%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................    175     185,248
City of Seattle Municipal Light & Power Revenue
 (RB) Series B
    5.000%, 04/01/24.............................  3,000   3,427,590
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................    190     198,005
City of Spokane (GO)
    5.000%, 12/01/25.............................  1,165   1,357,097
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................    510     542,885
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................  2,825   2,962,945
King County (GO) Series A
    5.000%, 07/01/20.............................    700     746,081
    5.000%, 12/01/25.............................  1,830   2,149,628
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/24.............................  2,265   2,615,486
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................    925   1,036,823
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................  5,640   6,269,649
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,080   2,321,842
Washington State (GO)
    5.000%, 08/01/27.............................  4,800   5,732,592
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.............................  1,480   1,750,514
Washington State (GO) Series A
    5.000%, 08/01/21.............................    500     545,930
Washington State (GO) Series C
    5.000%, 02/01/25.............................  1,930   2,232,991
Washington State (GO) Series R-2012A
    5.000%, 07/01/19.............................  1,585   1,642,741
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    150     158,913

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2013A
    5.000%, 07/01/20............................. $2,775 $ 2,954,626
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................    650     653,497
Washington State (GO) Series R-2015A
    5.000%, 07/01/20.............................  1,560   1,660,979
                                                         -----------
TOTAL WASHINGTON.................................         41,146,062
                                                         -----------

WISCONSIN -- (3.4%)
City of Janesville (GO)
    3.000%, 03/01/24.............................  1,245   1,277,196
City of Milwaukee (GO)
    5.000%, 05/01/20.............................  2,370   2,507,578
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    100     102,324
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.............................  6,500   7,040,475

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
WISCONSIN -- (Continued)
City of Oshkosh (GO) Series B
    3.000%, 12/01/23............................. $  650 $    671,626
Germantown School District (GO) Series A
    5.000%, 04/01/27.............................  2,200    2,631,178
Oregon School District (GO)
    3.000%, 03/01/21.............................  1,900    1,940,926
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.............................  4,025    4,643,240
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................    800      859,192
    5.000%, 11/01/22.............................    600      672,108
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................  3,405    3,698,647
                                                         ------------
TOTAL WISCONSIN..................................          26,044,490
                                                         ------------
TOTAL MUNICIPAL BONDS............................         772,772,754
                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $791,942,637)............................         $772,772,754
                                                         ============

At April 30, 2018, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                    MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
 COUNTERPARTY     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- -------- --------------
Bank of America
 Corp.......... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --    $118,072    $118,072
Bank of America
 Corp.......... 2.193% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --     114,764     114,764
Bank of America
 Corp.......... 2.185% Fixed   CPI    Maturity  USD 17,000,000  03/03/23     --       --      97,719      97,719
Bank of America
 Corp.......... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --     262,291     262,291
Bank of America
 Corp.......... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --     345,183     345,183
Bank of America
 Corp.......... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --     300,013     300,013
Bank of America
 Corp.......... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --     367,155     367,155
Bank of America
 Corp.......... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --     382,668     382,668
Bank of America
 Corp.......... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --     523,607     523,607
Bank of America
 Corp.......... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --     458,257     458,257
Bank of America
 Corp.......... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --     452,940     452,940
Bank of America
 Corp.......... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --     395,074     395,074
Bank of America
 Corp.......... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --     786,707     786,707

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                  PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                    MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
 COUNTERPARTY     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
--------------- ------------ -------- --------- -------------- ---------- -------- -------- ----------- --------------
Bank of America
 Corp.......... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --    $   627,690  $   627,690
Bank of America
 Corp.......... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --        406,099      406,099
Bank of America
 Corp.......... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --        497,823      497,823
Bank of America
 Corp.......... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --        567,798      567,798
Bank of America
 Corp.......... 1.580% Fixed   CPI    Maturity  USD 19,000,000  08/07/20     --       --        378,911      378,911
Bank of America
 Corp.......... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --        369,163      369,163
Bank of America
 Corp.......... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --        226,500      226,500
Bank of America
 Corp.......... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --        546,098      546,098
Bank of America
 Corp.......... 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --        409,084      409,084
Bank of America
 Corp.......... 1.365% Fixed   CPI    Maturity  USD  5,000,000  01/21/19     --       --         51,045       51,045
Bank of America
 Corp.......... 2.199% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --        125,531      125,531
Citibank, N.A.. 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --        210,949      210,949
Citibank, N.A.. 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --         81,397       81,397
Citibank, N.A.. 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --        221,112      221,112
Citibank, N.A.. 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --        191,096      191,096
Citibank, N.A.. 2.113% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --        443,520      443,520
Citibank, N.A.. 2.113% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --        131,823      131,823
Citibank, N.A.. 2.103% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --        264,711      264,711
Citibank, N.A.. 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --        358,305      358,305
Citibank, N.A.. 2.088% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --        269,259      269,259
Citibank, N.A.. 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --        363,313      363,313
Citibank, N.A.. 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --        438,572      438,572
Citibank, N.A.. 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --        851,554      851,554
Citibank, N.A.. 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --        692,360      692,360
Citibank, N.A.. 1.718% Fixed   CPI    Maturity  USD 16,000,000  05/27/20     --       --        370,109      370,109
Citibank, N.A.. 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --        812,121      812,121
Citibank, N.A.. 1.581% Fixed   CPI    Maturity  USD 10,000,000  12/28/20     --       --        263,287      263,287
Citibank, N.A.. 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --      1,227,128    1,227,128
Citibank, N.A.. 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --        321,513      321,513
Citibank, N.A.. 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --        272,112      272,112
Citibank, N.A.. 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --        258,947      258,947
Citibank, N.A.. 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --        860,911      860,911
Citibank, N.A.. 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --        626,458      626,458
Citibank, N.A.. 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --        667,611      667,611
Citibank, N.A.. 1.253% Fixed   CPI    Maturity  USD 12,000,000  01/20/19     --       --        282,497      282,497
                                                                             --       --    -----------  -----------
TOTAL..........                                                              --       --    $19,290,857  $19,290,857
                                                                             ==       ==    ===========  ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -----------------------------------------
                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                             ------- ------------ ------- ------------
          Municipal Bonds...   --    $772,772,754   --    $772,772,754
          Swap Agreements**.   --      19,290,857   --      19,290,857
                               --    ------------   --    ------------
          TOTAL.............   --    $792,063,611   --    $792,063,611
                               ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25............................. $  230 $  271,230
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23.............................    100    114,281
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
            10/1/21).....................................    520    572,307
Bay Area Toll Authority (RB) Series S-4
(currency)  5.250%, 04/01/53 (Pre-refunded @ $100,
            4/1/23)......................................    250    286,330
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22.............................    150    150,242
Burbank Unified School District (GO)
            5.000%, 08/01/24.............................    565    657,570
California State (GO)
            5.000%, 12/01/22.............................    500    562,300
            5.000%, 08/01/23.............................    585    665,736
            5.000%, 10/01/25.............................  1,200  1,411,620
            5.000%, 08/01/26.............................  1,540  1,829,043
            5.000%, 08/01/26.............................    175    207,846
            5.000%, 09/01/26.............................  2,410  2,864,478
            3.500%, 08/01/27.............................  2,835  3,060,382
            5.000%, 08/01/27.............................  4,200  5,050,416
            5.000%, 11/01/27.............................    200    241,286
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................    365    379,863
California State (GO) Series A (ETM)
            5.000%, 07/01/19.............................    150    155,678
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/24.............................    775    907,773
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/19.............................    250    258,350
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  1,225  1,337,002
            5.000%, 05/01/22.............................  1,295  1,446,178
California State Public Works Board (RB) Series C-1
(currency)  5.000%, 03/01/22 (Pre-refunded @ $100,
            3/1/20)......................................    310    327,834

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series D
(currency)  5.000%, 09/01/24 (Pre-refunded @ $100,
            9/1/22)...................................... $  935 $1,050,370
(currency)  5.000%, 09/01/29 (Pre-refunded @ $100,
            9/1/22)......................................  1,250  1,404,237
California State University (RB) Series A
            5.000%, 11/01/23.............................    375    430,762
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22.............................    205    219,633
Carlsbad Unified School District (GO)
            5.000%, 08/01/26.............................    310    371,510
City & County of San Francisco (GO) Series E
            5.000%, 06/15/22.............................    200    223,944
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/19.............................    375    388,954
City of Grover Beach (GO)
            5.000%, 09/01/22.............................    390    437,950
            5.000%, 09/01/26.............................    345    413,793
            5.000%, 09/01/27.............................    445    542,023
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................    400    407,012
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.............................    150    156,563
City of Pacifica
            5.000%, 01/01/24.............................    250    282,807
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24.............................    275    318,835
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/23.............................    210    241,697
            5.000%, 11/01/24.............................  1,000  1,169,980
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series D
            5.000%, 11/01/25.............................    220    262,027
            5.000%, 11/01/26.............................    150    180,456
Cloverdale Unified School District (GO) Series A (AGM)
(currency)  5.250%, 08/01/32 (Pre-refunded @ $100,
            8/1/21)......................................    235    259,593
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/23.............................    260    295,225
            5.000%, 03/01/24.............................    750    866,077

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19............................. $  100 $  104,633
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23.............................    460    592,301
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23.............................    375    427,530
Dixie School District (GO)
            5.000%, 08/01/21.............................    500    548,740
Dublin-San Ramon Services District Water Revenue (RB)
(currency)  5.500%, 08/01/34 (Pre-refunded @ $100,
            2/1/21)......................................  1,425  1,562,042
El Monte Union High School District (GO)
            5.000%, 06/01/24.............................    250    289,015
Elsinore Valley Municipal Water District Financing
 Authority (RB) Series A
            5.000%, 07/01/24.............................    100    116,430
Emery Unified School District (GO)
            5.000%, 08/01/27.............................    600    728,106
Grossmont Healthcare District (GO) Series C
            5.000%, 07/15/23.............................  1,000  1,141,660
Grossmont Union High School District (GO)
            5.000%, 08/01/21.............................    200    219,496
Kern High School District (GO) Series E
            4.000%, 08/01/24.............................    200    220,286
Los Angeles County Metropolitan Transportation Authority
 (RB)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/21)......................................  1,000  1,094,730
Los Angeles County Metropolitan Transportation Authority
 (RB) Series A
            5.000%, 07/01/19.............................  1,200  1,247,400
            5.000%, 07/01/24.............................    300    349,290
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/25.............................  1,000  1,185,340
Los Angeles Department of Water & Power (RB) Series A
            5.000%, 07/01/19.............................    300    311,604
Los Angeles Department of Water & Power Power System
 Revenue (RB) Series B
            5.000%, 07/01/26.............................    400    481,608

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/24............................. $1,280 $1,487,104
            5.000%, 07/01/26.............................    630    754,375
            5.000%, 07/01/27.............................    480    583,421
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/27.............................    175    212,706
Los County Angeles (RN)
            5.000%, 06/29/18.............................  2,050  2,060,844
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.............................    200    201,050
Merced Community College District (GO)
            4.000%, 08/01/19.............................    200    205,800
Mesa Water District
(currency)  5.000%, 03/15/22 (Pre-refunded @ $100,
            3/15/20).....................................    500    528,895
Millbrae Public Financing Authority (RB)
            5.000%, 12/01/25.............................    390    461,967
            5.000%, 12/01/26.............................    265    318,138
            5.000%, 12/01/27.............................    385    468,741
Morongo Unified School District (GO) Series A
            5.000%, 08/01/25.............................     20     23,468
            5.000%, 08/01/26.............................    280    332,553
            5.000%, 08/01/27.............................    130    156,442
Mount Diablo Unified School District (GO) Series G
            3.000%, 08/01/24.............................    130    135,805
New Haven Unified School District (GO)
            5.000%, 08/01/26.............................    150    179,390
Northern California Transmission Agency (RB)
            5.000%, 05/01/24.............................    280    321,112
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25.............................    120    133,543
Novato Sanitary District (RB)
            5.000%, 02/01/22.............................    340    377,159
Oak Park Unified School District (GO)
            4.000%, 08/01/22.............................    200    215,866
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23.............................    400    436,732
            4.000%, 08/01/24.............................    175    192,644
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/24.............................    750    869,550
Oakland Unified School District/ Alameda County (GO)
 Series C
            5.000%, 08/01/24.............................    510    591,294

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Ontario Montclair School District (GO) Series B (AGM)
            5.000%, 08/01/21............................. $  160 $  175,437
Otay Water District (RB)
            5.000%, 09/01/22.............................    740    829,999
Pacific Grove Unified School District (GO)
            3.000%, 08/01/26.............................    210    220,015
Pajaro Valley Unified School District (GO) Series D
            4.000%, 08/01/19.............................    370    380,589
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23.............................    205    233,948
Port of Los Angeles (RB) Series A
            5.000%, 08/01/19.............................  1,000  1,040,910
Redondo Beach Unified School District (GO) Series A (AGM)
            5.000%, 08/01/23.............................    255    290,871
Reed Union School District (GO)
            4.000%, 08/01/26.............................    250    281,355
Regents of the University of California Medical Center
 Pooled Revenue (RB) Series J
(currency)  5.000%, 05/15/25 (Pre-refunded @ $100,
            5/15/23).....................................    530    602,541
(currency)  5.250%, 05/15/27 (Pre-refunded @ $100,
            5/15/23).....................................    260    298,675
Riverside County (RN)
            2.000%, 06/29/18.............................    225    225,144
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25.............................    410    479,675
Sacramento County Sanitation Districts Financing
 Authority (RB) Series A (NATL)
            5.250%, 12/01/20.............................    510    553,222
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.............................  1,350  1,516,117
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.............................    350    400,711
Sacramento Municipal Utility District (RB) Series U (AGM)
            4.000%, 08/15/18.............................    175    176,225
San Diego Community College District (GO)
            5.000%, 08/01/23.............................    500    572,205
            5.000%, 08/01/26.............................    275    330,250
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19).....................................    475    492,342

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series F-1 (AGM)
            5.250%, 07/01/27............................. $  475 $  588,397
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.............................    200    240,308
San Diego Unified School District (RAN) Series A
            3.000%, 06/29/18.............................  1,700  1,703,689
San Francisco Bay Area Rapid Transit District (GO)
            5.000%, 08/01/20.............................  1,030  1,103,418
San Francisco Community College District (GO)
            5.000%, 06/15/24.............................    125    144,391
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22.............................  1,300  1,348,594
San Gabriel Unified School District (GO) Series A
            5.000%, 08/01/25.............................    230    271,230
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.............................    140    153,507
Santa Clara Unified School District (GO)
            5.000%, 07/01/19.............................  1,200  1,245,984
Santa County Clara (GO) Series C
            5.000%, 08/01/26.............................  1,100  1,320,088
Santa Paula Union High School District (GO) Series A
            5.000%, 08/01/19.............................    260    270,473
Santee School District (GO)
            5.000%, 08/01/24.............................    290    336,043
Savanna School District (GO) Series A (AGC)
(currency)  4.750%, 08/01/30 (Pre-refunded @ $100,
            8/1/19)......................................  1,000  1,036,700
Scotts Valley Unified School District (GO) Series B
            4.000%, 08/01/24.............................    150    165,399
            4.000%, 08/01/25.............................    250    278,745
            5.000%, 08/01/26.............................    250    299,605
Southwestern Community College District (GO) Series B
            4.000%, 08/01/25.............................    250    278,745
Sylvan Union School District (GO) Series C
            5.000%, 08/01/25.............................    380    448,119
Tahoe-Truckee Unified School District (GO)
            5.000%, 08/01/26.............................    100    119,842
Tahoe-Truckee Unified School District (GO) Series C
            2.000%, 08/01/20.............................  1,190  1,195,986

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
University of California (RB) Series AF
(currency)  5.000%, 05/15/27 (Pre-refunded @
            $100, 5/15/23)............................... $1,550 $ 1,758,180
Washington Union School District/ Monterey County (GO)
            5.000%, 08/01/27.............................    135     163,824
West Valley-Mission Community College District (GO)
 Series B
            5.000%, 08/01/27.............................    220     267,991
                                                                 -----------
TOTAL MUNICIPAL BONDS....................................         78,389,492
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $79,992,752).....................................         $78,389,492
                                                                 ===========

At April 30, 2018, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                   PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                     MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
 COUNTERPARTY      BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
---------------- ------------ -------- --------- -------------- ---------- -------- -------- -------- --------------
Bank of America
 Corp........... 2.265% Fixed   CPI    Maturity  USD  7,000,000  02/23/24     --       --    $ 30,001    $ 30,001
Bank of America
 Corp........... 2.063% Fixed   CPI    Maturity  USD  4,000,000  11/08/23     --       --      74,052      74,052
Bank of America
 Corp........... 2.060% Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --     128,481     128,481
Bank of America
 Corp........... 2.058% Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --     138,837     138,837
Citibank, N.A... 2.225% Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --      19,254      19,254
Citibank, N.A... 2.160% Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --      56,545      56,545
Citibank, N.A... 2.143% Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --      46,542      46,542
Citibank, N.A... 2.075% Fixed   CPI    Maturity  USD  5,000,000  12/06/23     --       --      75,816      75,816
Citibank, N.A... 2.065% Fixed   CPI    Maturity  USD  4,000,000  11/09/21     --       --      44,029      44,029
Citibank, N.A... 2.054% Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --     155,086     155,086
Citibank, N.A... 2.043% Fixed   CPI    Maturity  USD  6,000,000  11/07/22     --       --      95,184      95,184
                                                                              --       --    --------    --------
TOTAL...........                                                              --       --    $863,827    $863,827
                                                                              ==       ==    ========    ========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ---------------------------------------
                              LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                              -------  ----------- ------- -----------
           Municipal Bonds...   --     $78,389,492   --    $78,389,492
           Swap Agreements**.   --         863,827   --        863,827
                                --     -----------   --    -----------
           TOTAL.............   --     $79,253,319   --    $79,253,319
                                ==     ===========   ==    ===========

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $  200 $  213,524
     5.000%, 08/01/21..............................  1,000  1,092,850
     5.000%, 08/01/23..............................    300    340,446
Baldwin County (GO)
     4.000%, 05/01/20..............................    610    634,742
                                                           ----------
TOTAL ALABAMA......................................         2,281,562
                                                           ----------

ALASKA -- (0.4%)
Alaska State (GO) Series B
     5.000%, 08/01/20..............................    290    309,149
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21..............................    560    594,675
City of Anchorage (GO) Series A
     3.000%, 09/01/22..............................    765    787,575
                                                           ----------
TOTAL ALASKA.......................................         1,691,399
                                                           ----------

ARIZONA -- (0.4%)
City of Chandler (GO)
     3.000%, 07/01/20..............................    550    562,876
City of Phoenix (GO)
     4.000%, 07/01/21..............................    500    529,710
Maricopa County School District No. 3 Tempe
 Elementary (GO)
     3.000%, 07/01/21..............................    550    565,064
                                                           ----------
TOTAL ARIZONA......................................         1,657,650
                                                           ----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
     5.000%, 04/01/21..............................    400    433,560
     5.000%, 06/15/21..............................  1,250  1,361,638
     5.000%, 04/01/22..............................  1,110  1,229,003
                                                           ----------
TOTAL ARKANSAS.....................................         3,024,201
                                                           ----------

CALIFORNIA -- (1.8%)
California State (GO)
     5.000%, 09/01/26..............................  1,195  1,420,353
     3.500%, 08/01/27..............................  5,000  5,397,500
City of Los Angeles (RN)
     5.000%, 06/28/18..............................    400    402,124
                                                           ----------
TOTAL CALIFORNIA...................................         7,219,977
                                                           ----------

COLORADO -- (1.5%)
Boulder Valley School District No. Re-2 Boulder
 (GO) Series B (ST AID WITHHLDG)
     4.000%, 12/01/24..............................  1,000  1,096,210
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     5.000%, 12/01/24..............................    550    636,196

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
COLORADO -- (Continued)
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20.............................. $  550 $  592,328
Weld County School District No. RE-4 (GO) (ST
 INTERCEPT)
     4.000%, 12/01/22..............................  1,140  1,223,266
     5.000%, 12/01/24..............................  2,280  2,614,909
                                                           ----------
TOTAL COLORADO.....................................         6,162,909
                                                           ----------

CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
     4.000%, 09/15/20..............................    550    570,399
Hartford County Metropolitan District (GO)
     5.000%, 03/01/19..............................    600    614,388
                                                           ----------
TOTAL CONNECTICUT..................................         1,184,787
                                                           ----------

DELAWARE -- (0.6%)
Kent County (GO)
     4.000%, 09/01/24..............................    415    453,516
New Castle County (GO)
     5.000%, 10/01/23..............................  1,600  1,823,072
                                                           ----------
TOTAL DELAWARE.....................................         2,276,588
                                                           ----------

DISTRICT OF COLUMBIA -- (0.8%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18..............................  1,300  1,303,679
Washington Metropolitan Area Transit Authority
 (RB) Series B
     5.000%, 07/01/25..............................    720    836,345
     5.000%, 07/01/27..............................  1,000  1,189,150
                                                           ----------
TOTAL DISTRICT OF COLUMBIA.........................         3,329,174
                                                           ----------

FLORIDA -- (2.0%)
City of Port State Lucie (GO)
     5.000%, 07/01/20..............................    420    445,624
Flagler County (GO) (BAM)
     5.000%, 07/01/22..............................    465    514,760
Florida State Board of Education (GO) Series A
     5.000%, 06/01/18..............................    725    726,914
     5.000%, 06/01/19..............................    100    103,473
     5.000%, 06/01/24..............................    350    401,621
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/19..............................  1,135  1,176,484
Miami-Dade County (GO) Series D
     5.000%, 07/01/20..............................  2,000  2,127,260

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
FLORIDA -- (Continued)
Orange County Water Utility System Revenue (RB)
     5.000%, 10/01/21.............................. $  525 $   575,442
Orlando Utilities Commission (RB) Series C
     5.250%, 10/01/22..............................  1,000   1,127,160
Palm Beach County (RB)
     5.000%, 11/01/23..............................    810     920,533
                                                           -----------
TOTAL FLORIDA......................................          8,119,271
                                                           -----------

GEORGIA -- (3.5%)
Cobb County School District
     2.000%, 12/20/18..............................  1,000   1,002,450
Columbia County School District (GO) (ST AID
 WITHHLDG)
     5.000%, 04/01/20..............................  1,305   1,381,421
Georgia State
     5.000%, 12/01/21..............................  3,000   3,305,070
Georgia State (GO) Series C
     5.000%, 07/01/19..............................  2,000   2,074,280
Georgia State (GO) Series E
     5.000%, 12/01/26..............................  2,000   2,394,180
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................  3,455   3,940,462
                                                           -----------
TOTAL GEORGIA......................................         14,097,863
                                                           -----------

HAWAII -- (1.8%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................    150     170,175
     5.000%, 10/01/25..............................    725     848,018
Hawaii County (GO) Series B
     5.000%, 09/01/18..............................    420     424,523
Hawaii County (GO) Series D
     5.000%, 09/01/20..............................  1,375   1,470,054
Hawaii State (GO) Series DQ
     5.000%, 06/01/19..............................    300     310,224
Hawaii State (GO) Series EE
     5.000%, 11/01/20..............................  1,300   1,395,862
Hawaii State (GO) Series FE
     5.000%, 10/01/24..............................  1,005   1,160,102
Maui County (GO)
     5.000%, 06/01/18..............................  1,560   1,564,103
                                                           -----------
TOTAL HAWAII.......................................          7,343,061
                                                           -----------

IDAHO -- (0.2%)
Idaho State (TAN)
     4.000%, 06/29/18..............................  1,000   1,003,740
                                                           -----------

INDIANA -- (0.7%)
Indiana University (RB) Series A
     5.000%, 06/01/21..............................  2,755   2,999,837
                                                           -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
IOWA -- (0.8%)
City of Davenport (GO) Series C
            4.000%, 06/01/24............................. $1,410 $1,530,259
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded
            @ $100, 8/1/19)..............................    500    519,440
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................  1,115  1,117,943
                                                                 ----------
TOTAL IOWA...............................................         3,167,642
                                                                 ----------

KANSAS -- (1.4%)
City of Merriam (GO)
            5.000%, 10/01/25.............................    800    938,112
City of Topeka Series A
            3.000%, 10/01/18.............................    235    236,300
City of Wichita (GO) Series 811
            5.000%, 06/01/22.............................    550    609,780
Johnson County (GO) Series B
            5.000%, 09/01/22.............................    650    725,335
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series A
            5.000%, 10/01/26.............................    225    266,688
Johnson County Unified School District No. 229 Blue
 Valley (GO) Series B
            5.000%, 10/01/23.............................    750    854,152
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20.............................  1,900  2,032,259
                                                                 ----------
TOTAL KANSAS.............................................         5,662,626
                                                                 ----------

KENTUCKY -- (2.4%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded
            @ $100, 5/1/19)..............................  2,300  2,370,104
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21.............................  1,700  1,862,996
Louisville & Jefferson County (RB)
            5.000%, 12/01/35 (Pre-refunded
            @ $100, 6/1/22)..............................  2,200  2,440,922
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series C
            5.000%, 05/15/23.............................  1,850  2,081,546
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21.............................    800    850,976
                                                                 ----------
TOTAL KENTUCKY...........................................         9,606,544
                                                                 ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
LOUISIANA -- (0.1%)
Louisiana State (GO) Series C
    5.000%, 08/01/23............................. $  500 $   563,190
                                                         -----------

MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/23.............................  1,000   1,130,800
                                                         -----------

MARYLAND -- (6.3%)
Anne Arundel County (GO)
    5.000%, 10/01/20.............................    500     535,660
Baltimore County (BAN)
    4.000%, 03/18/19.............................  3,500   3,569,090
Baltimore County (GO)
    5.000%, 08/01/20.............................    750     800,550
    5.000%, 08/01/22.............................    600     668,520
    5.000%, 03/01/28.............................  1,335   1,616,471
Carroll County (GO)
    5.000%, 11/01/21.............................    550     603,708
City of Baltimore (GO) Series B
    5.000%, 10/15/27.............................  1,025   1,229,026
Harford County (GO) Series A
    5.000%, 09/15/20.............................    570     610,328
Howard County (GO) Series D
    5.000%, 02/15/24.............................  1,300   1,486,069
Maryland State (GO)
    5.000%, 06/01/22.............................  1,175   1,305,131
    5.000%, 06/01/23.............................  3,000   3,393,930
Maryland State (GO) Series B
    5.000%, 08/01/20.............................  1,000   1,066,940
    4.000%, 08/01/23.............................    850     922,335
Maryland State (GO) Series C
    5.000%, 11/01/19.............................    915     957,785
    5.000%, 08/01/20.............................    700     746,858
Maryland State (GO) Series C-2
    5.000%, 08/01/22.............................  1,000   1,114,200
Montgomery County (GO) Series B
    5.000%, 12/01/21.............................    350     384,829
Montgomery County (GO) Series D
    3.000%, 11/01/23.............................  3,000   3,109,440
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.............................    655     752,405
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  1,000   1,058,670
                                                         -----------
TOTAL MARYLAND...................................         25,931,945
                                                         -----------

MASSACHUSETTS -- (3.2%)
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23.............................    250     268,858
City of Quincy (BAN)
    2.500%, 01/18/19.............................  1,000   1,005,070

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MASSACHUSETTS -- (Continued)
City of Somerville (BAN)
            2.000%, 06/08/18............................. $1,250 $ 1,250,538
City of Springfield (GO) Series C (ST AID WITHHLDG)
            4.000%, 08/01/23.............................    285     308,079
Commonwealth of Massachusetts (GO) Series A
            5.000%, 07/01/26.............................  1,250   1,474,388
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/24.............................    400     465,548
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20.............................    100     106,648
            5.000%, 10/01/21.............................  1,750   1,916,320
Massachusetts Dev. Finance Agency (RB)
(currency)  6.750%, 01/01/36 (Pre-refunded
            @ $100, 1/1/21)..............................  2,865   3,194,847
Massachusetts Health & Educational Facilities Authority
 (RB) Series E-2
(currency)  5.375%, 07/01/22 (Pre-refunded
            @ $100, 7/1/18)..............................    845     849,994
Tantasqua Regional School District (GO)
            5.000%, 10/01/19.............................  1,360   1,418,330
Town of Holbrook (GO)
            5.000%, 12/01/21.............................    755     829,035
                                                                 -----------
TOTAL MASSACHUSETTS......................................         13,087,655
                                                                 -----------

MICHIGAN -- (1.9%)
Michigan Finance Authority (RB) Series A
            5.000%, 01/01/19.............................  1,500   1,532,505
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18.............................  2,515   2,558,409
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21.............................  3,275   3,648,579
                                                                 -----------
TOTAL MICHIGAN...........................................          7,739,493
                                                                 -----------

MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................  1,100   1,187,450
City of Rochester (GO) Series A
            5.000%, 02/01/20.............................    150     158,082
City of State Paul (GO) Series B
            5.000%, 11/01/20.............................    100     107,424

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Elk River Independent School District No. 728 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21............................. $  520 $   560,612
Elk River Independent School District No. 728 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/21.............................  3,000   3,234,300
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................    350     385,466
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded
            @ $100, 11/15/19)............................  2,000   2,099,080
Minnesota State (GO) Series B
            5.000%, 10/01/19.............................    600     626,502
Minnesota State (GO) Series E
            5.000%, 08/01/22.............................    760     846,465
            4.000%, 10/01/22.............................  3,000   3,225,900
State Paul Independent School District No. 625 (GO)
 Series B (SD CRED PROG)
            5.000%, 02/01/21.............................  1,425   1,537,888
                                                                 -----------
TOTAL MINNESOTA..........................................         13,969,169
                                                                 -----------

MISSISSIPPI -- (0.3%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.............................    825     835,956
            5.000%, 10/01/20.............................    500     535,415
                                                                 -----------
TOTAL MISSISSIPPI........................................          1,371,371
                                                                 -----------

MISSOURI -- (0.8%)
Cass County Reorganized School District No. R-2 (GO) (ST
 AID DIR DEP)
            5.000%, 03/01/21.............................  1,110   1,200,532
Columbia School District (GO) Series B
            5.000%, 03/01/25.............................  1,725   2,013,040
                                                                 -----------
TOTAL MISSOURI...........................................          3,213,572
                                                                 -----------

MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
            4.000%, 07/01/21.............................    500     528,135
                                                                 -----------

NEBRASKA -- (1.5%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.............................    700     753,809

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEBRASKA -- (Continued)
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20............................. $  300 $  322,599
Omaha School District (GO)
            5.000%, 12/15/25.............................  4,000  4,692,800
Southern Public Power District (RB)
            5.000%, 12/15/21.............................    400    438,896
                                                                 ----------
TOTAL NEBRASKA...........................................         6,208,104
                                                                 ----------

NEVADA -- (2.1%)
Clark County School District (GO) Series A
            5.000%, 06/15/21.............................  1,250  1,349,437
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @
            $100, 7/1/19)................................  2,320  2,409,807
Nevada State (GO) Series C
            5.000%, 11/01/24.............................    450    517,082
Nevada State (GO) Series D-1
            5.000%, 03/01/22.............................    250    275,768
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................    550    556,198
Washoe County School District (GO) Series D
            5.000%, 06/01/21.............................  3,335  3,612,639
                                                                 ----------
TOTAL NEVADA.............................................         8,720,931
                                                                 ----------

NEW HAMPSHIRE -- (1.0%)
City of Dover (GO)
            3.000%, 06/15/20.............................    610    623,609
City of Nashua (GO)
            4.000%, 07/15/24.............................    770    839,662
City of Portsmouth (BAN)
            3.000%, 06/22/18.............................  2,200  2,204,290
New Hampshire State (GO) Series B
            5.000%, 06/01/19.............................    250    258,627
                                                                 ----------
TOTAL NEW HAMPSHIRE......................................         3,926,188
                                                                 ----------

NEW JERSEY -- (2.0%)
City of Hoboken (GO)
            3.000%, 02/01/23.............................  2,000  2,049,880
            3.000%, 02/01/25.............................    910    928,974
Middlesex County (GO)
            4.000%, 01/15/21.............................  1,210  1,273,985
Montville Township (GO)
            3.000%, 10/01/25.............................    500    517,160
Princeton (GO)
            3.000%, 09/15/24.............................  1,515  1,569,282

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW JERSEY -- (Continued)
Township of Parsippany-Troy Hills (GO) Series ABCD
            2.000%, 09/15/21............................. $2,000 $1,987,060
                                                                 ----------
TOTAL NEW JERSEY.........................................         8,326,341
                                                                 ----------

NEW MEXICO -- (1.6%)
New Mexico State (GO)
            5.000%, 03/01/21.............................  1,000  1,080,120
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/27.............................  4,000  4,760,200
Santa Fe County (GO)
            5.000%, 07/01/22.............................    710    789,264
                                                                 ----------
TOTAL NEW MEXICO.........................................         6,629,584
                                                                 ----------

NEW YORK -- (5.4%)
City of New York (GO) Series A
            5.000%, 08/01/24.............................    100    114,497
City of New York (GO) Series B
            5.000%, 08/01/19.............................    100    103,939
City of New York (GO) Series E
            5.000%, 08/01/19.............................    250    259,847
            5.000%, 08/01/19.............................  1,675  1,740,978
            5.000%, 08/01/21.............................    265    288,906
City of New York (GO) Series F
            5.000%, 08/01/21.............................    450    490,594
City of New York (GO) Series F-1
            5.000%, 06/01/21.............................    825    896,255
Corning City School District (BAN) (ST AID WITHHLDG)
            2.000%, 06/21/18.............................    675    675,209
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.............................    250    258,823
Long Island Power Authority (RB) Series A BHAC-CR
 (BHAC-CR)
(currency)  6.000%, 05/01/33 (Pre-refunded
            @ $100, 5/1/19)..............................    600    625,158
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25.............................  1,275  1,474,678
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    400    399,868
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    760    761,566
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37 (Pre-refunded
            @ $100, 12/1/18).............................    250    256,420

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19............................. $  350 $   359,733
            5.000%, 03/15/21.............................  1,000   1,083,230
            5.000%, 03/15/23.............................    600     676,272
            5.000%, 02/15/25.............................    500     577,220
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.............................    800     882,144
            5.000%, 02/15/24.............................    300     341,547
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................    250     256,953
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................    810     855,733
            5.000%, 03/15/25.............................    500     578,095
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23.............................    315     311,850
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22.............................    540     538,169
Triborough Bridge & Tunnel Authority (RB)
            4.000%, 11/15/27.............................  1,500   1,677,690
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18.............................    325     330,769
            5.000%, 11/15/20.............................  4,700   5,053,017
                                                                 -----------
TOTAL NEW YORK...........................................         21,869,160
                                                                 -----------

NORTH CAROLINA -- (2.8%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  3,000   3,108,960
New Hanover County (GO)
            5.000%, 02/01/23.............................  1,550   1,746,060
North Carolina Eastern Municipal Power Agency (RB)
 Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22.............................  1,725   1,947,318
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @
            $100, 12/1/18)...............................  1,000   1,025,330
North Carolina State (GO) Series B
            5.000%, 06/01/25.............................  1,405   1,645,536
North Carolina State (GO) Series D
            4.000%, 06/01/23.............................    350     380,121
Wake County (GO)
            5.000%, 03/01/19.............................    160     164,318
            5.000%, 09/01/21.............................  1,300   1,424,579
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         11,442,222
                                                                 -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NORTH DAKOTA -- (0.5%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24............................. $1,150 $ 1,308,504
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    500     538,855
                                                         -----------
TOTAL NORTH DAKOTA...............................          1,847,359
                                                         -----------

OHIO -- (2.5%)
City of Columbus (GO) Series A
    3.000%, 07/01/22.............................    835     860,417
City of Columbus (GO) Series B
    5.000%, 02/15/23.............................    475     533,710
Hamilton County Sewer System Revenue (RB) Series
 A
    5.000%, 12/01/21.............................    500     549,030
Ohio State (GO) Series A
    5.000%, 09/15/21.............................    800     874,520
    5.000%, 08/01/22.............................  1,000   1,112,050
    5.000%, 09/15/22.............................    750     836,018
    5.000%, 02/01/24.............................  2,820   3,212,939
Ohio State (GO) Series B
    5.000%, 06/15/22.............................    450     499,352
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/21.............................  1,550   1,688,709
                                                         -----------
TOTAL OHIO.......................................         10,166,745
                                                         -----------

OKLAHOMA -- (0.6%)
City of Oklahoma City (GO)
    4.000%, 03/01/25.............................  1,255   1,375,806
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
    2.000%, 07/01/19.............................  1,000   1,001,940
                                                         -----------
TOTAL OKLAHOMA...................................          2,377,746
                                                         -----------

OREGON -- (1.0%)
City of McMinnville (GO)
    5.000%, 02/01/22.............................    290     319,044
City of Portland Water System Revenue (RB)
 Series A
    5.000%, 04/01/21.............................  1,250   1,356,350
Lane County School District No. 4J Eugene (GO)
 (SCH BD GTY)
    3.000%, 06/15/25.............................    940     963,049
Oregon State (GO) Series E
    5.000%, 08/01/21.............................    410     447,933
Oregon State (GO) Series F
    3.000%, 05/01/20.............................    750     766,387
Oregon State (GO) Series L
    5.000%, 11/01/19.............................    200     209,352
                                                         -----------
TOTAL OREGON.....................................          4,062,115
                                                         -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
PENNSYLVANIA -- (0.4%)
Berks County (GO)
            5.000%, 11/15/22............................. $  445 $  498,097
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32 (Pre-refunded
            @ $100, 12/15/18)............................    500    510,600
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 07/01/21.............................    550    594,875
                                                                 ----------
TOTAL PENNSYLVANIA.......................................         1,603,572
                                                                 ----------

RHODE ISLAND -- (0.7%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19.............................  1,800  1,870,902
            5.000%, 08/01/21.............................  1,000  1,089,220
                                                                 ----------
TOTAL RHODE ISLAND.......................................         2,960,122
                                                                 ----------

SOUTH CAROLINA -- (1.3%)
Aiken County Consolidated School District (GO) Series A
 (SCSDE)
            5.000%, 03/01/20.............................    770    813,012
Anderson County School District No. 4 (GO) Series A
 (SCSDE)
            5.000%, 03/01/21.............................    500    541,065
City of North Charleston (GO) (ST AID WITHHLDG)
            5.000%, 06/01/21.............................    500    544,120
Clemson University (RB) Series B
            5.000%, 05/01/25.............................    750    872,295
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/19.............................  1,440  1,478,751
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.............................    500    527,930
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20.............................    600    632,118
                                                                 ----------
TOTAL SOUTH CAROLINA.....................................         5,409,291
                                                                 ----------

TENNESSEE -- (3.8%)
Blount County (GO) Series B
            5.000%, 06/01/22.............................  2,635  2,915,970
City of Clarksville Water Sewer & Gas Revenue (RB)
            5.000%, 02/01/20.............................    565    595,041
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/19.............................  1,825  1,878,856
City of Knoxville Wastewater System Revenue (RB) Series B
            4.000%, 04/01/22.............................    310    331,533

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TENNESSEE -- (Continued)
City of Memphis (GO) Series A
            5.000%, 04/01/25............................. $1,250 $ 1,449,850
Hamilton County (GO) Series B
            5.000%, 03/01/22.............................  1,735   1,921,235
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22.............................    650     722,293
Metropolitan Government of Nashville & Davidson County (GO)
 Series A
(currency)  5.000%, 07/01/25 (Pre-refunded
            @ $100, 7/1/20)..............................  3,000   3,187,620
Sullivan County (GO) Series A
            5.000%, 04/01/21.............................    450     486,959
Sumner County (GO)
            5.000%, 12/01/21.............................    230     252,970
            5.000%, 12/01/22.............................    640     716,774
Town of Collierville (GO) Series A
            5.000%, 01/01/21.............................  1,095   1,180,957
                                                                 -----------
TOTAL TENNESSEE..........................................         15,640,058
                                                                 -----------

TEXAS -- (18.2%)
Austin Independent School District (GO) Series B
            5.000%, 08/01/20.............................  2,410   2,571,325
Bexar County (GO)
            5.000%, 06/15/20.............................    500     531,180
            5.000%, 06/15/21.............................  1,275   1,385,249
City of Dallas (GO) Series A
            5.000%, 02/15/21.............................    500     536,915
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    180     184,601
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/21.............................  1,745   1,883,658
City of Fort Worth Water & Sewer System Revenue (RB)
 Series A
            5.000%, 02/15/25.............................  1,930   2,229,382
City of Garland (GO) Series A
            5.000%, 02/15/24.............................    200     227,350
City of Houston (GO) (TRANS)
            4.000%, 06/29/18.............................  3,000   3,011,550
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded
            @ $100, 5/15/19).............................  5,000   5,177,400
City of Irving (GO) Series A
            5.000%, 09/15/18.............................    710     718,364
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    700     754,285
            5.000%, 02/01/22.............................  2,025   2,228,573

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Cypress-Fairbanks Independent School District
 (GO) (PSF-GTD)
    5.000%, 02/15/21............................. $  790 $  852,102
Dallas Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/24.............................  3,250  3,725,897
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................    500    572,905
Fort Bend Independent School District (GO)
 Series C (PSF-GTD)
    5.000%, 02/15/24.............................  1,275  1,450,096
Fort Worth Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/26.............................    445    523,253
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
    2.000%, 08/15/19.............................  1,500  1,503,405
Harris County (GO) Series A
    5.000%, 10/01/19.............................  1,000  1,044,030
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................  2,000  2,245,280
Highland Park Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,500  1,579,875
Houston Independent School District (GO) Series
 A (PSF-GTD)
    5.000%, 02/15/26.............................    750    877,837
Humble Independent School District (GO) Series B
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,000  1,053,250
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/20.............................    750    789,937
    5.000%, 02/15/21.............................    400    431,784
McAllen Independent School District (GO) Series
 A (PSF-GTD)
    5.000%, 02/15/22.............................  2,725  3,002,732
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................  1,000  1,137,330
Permanent University Fund - University of Texas
 System (RB) Series B
    5.000%, 07/01/20.............................  2,875  3,062,996
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................    400    421,300

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Texas State (GO)
    5.000%, 04/01/19............................. $  250 $   257,308
    5.000%, 10/01/22.............................  1,140   1,272,525
    5.000%, 10/01/23.............................    375     425,846
    5.000%, 04/01/25.............................  2,185   2,535,824
Texas State (GO) Series A
    5.000%, 10/01/21.............................  1,300   1,423,552
    5.000%, 10/01/25.............................    845     988,380
Texas State (RN)
    4.000%, 08/30/18.............................  8,500   8,564,770
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 10/01/19.............................  1,000   1,044,890
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.............................    800     808,016
University of Texas System (The) (RB) Series D
    5.000%, 08/15/21.............................    615     672,146
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.............................  3,000   3,514,080
Williamson County (GO)
    5.000%, 02/15/21.............................  5,640   6,084,996
Wylie Independent School District (GO) Series C
 (PSF-GTD)
    6.750%, 08/15/18.............................  1,000   1,014,190
                                                         -----------
TOTAL TEXAS......................................         74,320,364
                                                         -----------

UTAH -- (1.7%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................    550     596,101
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................    450     482,094
Davis School District (GO) Series S (SCH BD GTY)
    5.000%, 06/01/23.............................  2,445   2,767,300
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................    540     567,702
Utah State (GO)
    5.000%, 07/01/22.............................    800     891,680
Utah State (GO) Series C
    5.000%, 07/01/18.............................  1,650   1,658,827
                                                         -----------
TOTAL UTAH.......................................          6,963,704
                                                         -----------

VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................  1,000   1,137,900
                                                         -----------

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
VIRGINIA -- (2.2%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21............................. $  840 $  919,926
            5.000%, 09/01/22.............................    475    530,889
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20.............................  1,635  1,726,331
Commonwealth of Virginia (GO) Series D
            5.000%, 06/01/19.............................  2,260  2,337,993
Loudoun County (GO) Series B (ST AID WITHHLDG)
            5.000%, 12/01/20.............................    550    592,009
Pittsylvania County (GO) (ST AID WITHHLDG)
            5.000%, 02/01/21.............................  1,830  1,968,860
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100,
            10/1/18).....................................  1,000  1,013,910
                                                                 ----------
TOTAL VIRGINIA...........................................         9,089,918
                                                                 ----------

WASHINGTON -- (8.7%)
City of Marysville Water & Sewer Revenue (RB)
            5.000%, 04/01/20.............................    755    799,213
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 09/01/20.............................  1,500  1,604,415
            5.000%, 04/01/21.............................    445    482,202
City of Seattle Municipal Light & Power Revenue (RB)
            5.000%, 09/01/20.............................    650    694,935
County of Kitsap WA (GO)
            5.000%, 06/01/21.............................  1,455  1,580,668
King County (GO) Series A
            5.000%, 07/01/20.............................    265    282,445
King County (GO) Series E
            5.000%, 12/01/25.............................  1,275  1,497,691
King County School District No. 405 Bellevue (GO) Series
 A (SCH BD GTY)
            5.000%, 12/01/18.............................    500    509,395
            5.000%, 12/01/20.............................  1,350  1,452,046
King County School District No. 411 Issaquah (GO) (SCH
 BD GTY)
            5.000%, 12/01/23.............................  1,440  1,642,507
King County School District No. 414 Lake Washington (GO)
 (SCH BD GTY)
            5.000%, 12/01/22.............................  2,000  2,241,780
King County Sewer Revenue (RB)
            5.000%, 01/01/21.............................    585    629,975

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
WASHINGTON -- (8.7%)
King County Sewer Revenue (RB) Series B
            5.000%, 07/01/22............................. $1,165 $ 1,295,061
            5.000%, 07/01/25.............................  1,305   1,520,521
Pierce County School District No.10 Tacoma (GO) (SCH BD
 GTY)
            5.000%, 12/01/18.............................    500     509,370
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.............................    895     912,032
Snohomish County School District No. 6 Mukilteo (GO)
 (SCH BD GTY)
            5.000%, 12/01/25.............................  2,000   2,341,780
Spokane County (GO)
            5.000%, 12/01/20.............................    450     484,016
Tacoma Metropolitan Park District (GO) Series B
            5.000%, 12/01/21.............................    350     384,192
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded
            @ $100, 3/1/19)..............................  3,000   3,134,100
(currency)  5.625%, 10/01/38 (Pre-refunded @
            $100, 10/1/19)...............................  1,000   1,052,420
Washington State (GO) Series 2013A
            5.000%, 08/01/21.............................    200     218,372
Washington State (GO) Series 2017-A
            5.000%, 08/01/26.............................  1,675   1,981,156
Washington State (GO) Series 2018C
            5.000%, 08/01/25.............................  2,500   2,917,250
Washington State (GO) Series A-1
            5.000%, 08/01/21.............................    800     873,488
Washington State (GO) Series B
            4.000%, 07/01/18.............................  1,000   1,003,750
            5.000%, 07/01/20.............................    325     346,037
            5.000%, 07/01/25.............................    475     553,446
Washington State (GO) Series R-2012C
            4.000%, 07/01/21.............................    100     105,942
Washington State (GO) Series R-2013A
            5.000%, 07/01/21.............................  1,520   1,656,648
Washington State (GO) Series R-2015E
            5.000%, 07/01/18.............................  1,005   1,010,407
                                                                 -----------
TOTAL WASHINGTON.........................................         35,717,260
                                                                 -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
WEST VIRGINIA -- (0.7%)
Jefferson County Board of Education (GO) (WV BD COMM)
            4.000%, 05/01/20............................. $  250 $    259,843
West Virginia State (GO)
            4.000%, 11/01/20.............................  1,975    2,071,735
West Virginia State (GO) Series A
            5.000%, 06/01/19.............................    550      568,804
                                                                 ------------
TOTAL WEST VIRGINIA......................................           2,900,382
                                                                 ------------

WISCONSIN -- (4.7%)
City of Janesville (GO)
            3.000%, 03/01/24.............................  2,000    2,051,720
City of Madison Water Utility Revenue (RB)
            5.000%, 01/01/21.............................  1,000    1,076,610
City of Milwaukee (GO) Series N3
            5.000%, 05/15/20.............................  1,000    1,059,140
Germantown School District (GO) Series A
            5.000%, 04/01/27.............................  1,000    1,195,990
Milwaukee County (GO) Series E
            2.000%, 12/01/20.............................  1,060    1,060,254
Milwaukee County Metropolitan Sewer District (GO) Series
 A
            5.000%, 10/01/25.............................  2,635    3,097,706
Oak Creek Franklin Joint School District (GO) Series B
            3.000%, 04/01/20.............................    630      642,241
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35.............................
            (Pre-refunded @ $100, 12/3/18)...............  2,500    2,550,175
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................    500      515,895
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19.............................  1,310    1,351,645
Wisconsin State (GO) Series 2
            5.000%, 11/01/20.............................    600      644,394
            5.000%, 11/01/22.............................  1,400    1,568,252
Wisconsin State (GO) Series 3
            5.000%, 11/01/22.............................  1,875    2,100,338
Wisconsin State (GO) Series B
            5.000%, 05/01/21.............................    400      434,496
                                                                 ------------
TOTAL WISCONSIN..........................................          19,348,856
                                                                 ------------
TOTAL MUNICIPAL BONDS....................................         409,032,083
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $415,264,761)....................................         $409,032,083
                                                                 ============

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------
                            LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                            ------- ------------ ------- ------------
           Municipal Bonds.   --    $409,032,083   --    $409,032,083
                                                   --    ------------
           TOTAL...........   --    $409,032,083   --    $409,032,083
                              ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.4%)
ALABAMA -- (0.9%)
Alabama State (GO) Series A
            5.000%, 08/01/19............................. $8,500 $ 8,832,690
            5.000%, 08/01/20.............................  5,495   5,866,572
            5.000%, 08/01/21.............................  1,450   1,584,633
            5.000%, 08/01/21.............................  6,030   6,589,885
                                                                 -----------
TOTAL ALABAMA............................................         22,873,780
                                                                 -----------

ALASKA -- (0.4%)
Alaska State (GO) Series B
            5.000%, 08/01/20.............................  3,920   4,178,838
City of Koyukuk (RB)
(currency)  7.750%, 10/01/41 (Pre-refunded @ $100,
            10/1/19).....................................  4,650   5,014,002
                                                                 -----------
TOTAL ALASKA.............................................          9,192,840
                                                                 -----------

ARIZONA -- (1.0%)
Arizona State Transportation Board (RB)
            5.000%, 07/01/20.............................  5,000   5,323,650
City of Phoenix (GO)
            4.000%, 07/01/20.............................  1,085   1,133,293
            4.000%, 07/01/21.............................  5,970   6,324,738
Madison Elementary School District No. 38 (GO) Series A
            2.000%, 07/01/20.............................  1,400   1,402,058
Maricopa County Community College District (GO)
            4.000%, 07/01/18.............................  2,210   2,218,265
            3.000%, 07/01/20.............................  6,505   6,658,648
Maricopa County School District No. 3 Tempe Elementary
 (GO)
            3.000%, 07/01/21.............................  1,410   1,448,620
                                                                 -----------
TOTAL ARIZONA............................................         24,509,272
                                                                 -----------

ARKANSAS -- (1.1%)
Arkansas State (GO)
            5.000%, 04/01/19.............................  7,240   7,449,598
            5.000%, 04/01/21.............................  4,300   4,660,770
            5.000%, 04/01/21.............................  6,495   7,039,931
            5.000%, 06/15/21.............................  8,730   9,509,676
                                                                 -----------
TOTAL ARKANSAS...........................................         28,659,975
                                                                 -----------

CALIFORNIA -- (2.7%)
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................  9,200   9,486,948
California State (GO)
            5.000%, 04/01/19.............................  1,000   1,029,880

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
            2.000%, 11/01/19............................. $   695 $   697,349
            5.000%, 10/01/21.............................   2,215   2,433,953
California State (GO) Series B
            5.000%, 09/01/18.............................   7,000   7,078,680
City of Berkeley (RN)
            3.000%, 07/19/18.............................   4,000   4,011,640
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................   4,125   4,197,311
City of Los Angeles (RN)
            5.000%, 06/28/18.............................   2,800   2,814,868
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.............................   1,000   1,038,320
Oakland Unified School District (GO) Series A
(currency)  6.125%, 08/01/29 (Pre-refunded @ $100,
            8/1/19)......................................   3,595   3,787,620
Riverside County (RN)
            2.000%, 06/29/18.............................  29,300  29,318,752
Sequoia Union High School District (RAN)
            3.000%, 06/29/18.............................   2,385   2,390,605
                                                                  -----------
TOTAL CALIFORNIA.........................................          68,285,926
                                                                  -----------

COLORADO -- (0.7%)
Board of Water Commissioners City & County of Denver
 (The) (RB) Series B
            5.000%, 09/15/19.............................   2,060   2,149,013
City & County of Denver (GO) Series A
            5.000%, 08/01/18.............................   7,745   7,810,600
            5.000%, 08/01/20.............................   4,920   5,254,954
Denver City & County School District No. 1 (GO) Series B
 (ETM) (ST AID WITHHLDG)
            4.000%, 12/01/18.............................     140     141,778
Denver City & County School District No. 1 (GO) Series B
 (ST AID WITHHLDG)
            4.000%, 12/01/18.............................   1,045   1,059,055
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
            4.000%, 12/01/22.............................   1,000   1,073,040
                                                                  -----------
TOTAL COLORADO...........................................          17,488,440
                                                                  -----------

CONNECTICUT -- (2.0%)
City of Middletown (GO)
            5.000%, 04/01/21.............................   1,905   2,070,468
City of New London (BAN)
            3.000%, 03/21/19.............................   5,300   5,359,042

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CONNECTICUT -- (Continued)
Connecticut State (GO) Series A
            5.000%, 10/15/19............................. $ 5,350 $ 5,566,889
Connecticut State (GO) Series B (AMBAC)
            5.250%, 06/01/18.............................  15,310  15,352,103
Connecticut State (GO) Series C
            5.000%, 06/01/18.............................   9,980  10,005,449
Connecticut State Special Tax Revenue (RB)
            5.000%, 01/01/19.............................  11,000  11,224,400
                                                                  -----------
TOTAL CONNECTICUT........................................          49,578,351
                                                                  -----------

DELAWARE -- (0.4%)
Delaware State (GO)
            5.000%, 07/01/19.............................   5,000   5,185,700
Delaware State (GO) Series A
            5.000%, 08/01/19.............................   5,745   5,972,732
                                                                  -----------
TOTAL DELAWARE...........................................          11,158,432
                                                                  -----------

DISTRICT OF COLUMBIA -- (0.2%)
District of Columbia (GO) Series A
            5.000%, 06/01/20.............................   2,320   2,465,023
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18.............................   2,265   2,271,410
                                                                  -----------
TOTAL DISTRICT OF COLUMBIA...............................           4,736,433
                                                                  -----------

FLORIDA -- (2.3%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/18.............................   4,000   4,010,560
            5.000%, 06/01/19.............................  19,310  19,980,636
            5.000%, 06/01/19.............................  10,100  10,450,773
            5.000%, 06/01/20.............................   2,850   3,025,133
            5.000%, 01/01/21.............................   2,340   2,517,372
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19.............................   3,500   3,621,555
            5.000%, 06/01/20.............................   1,000   1,061,450
North Brevard County Hospital District Physician
 Services Inc (RB)
(currency)  5.750%, 10/01/43 (Pre-refunded @ $100,
            10/1/18).....................................   7,120   7,236,483
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.............................   2,500   2,740,200
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25 (Pre-refunded @ $100,
            10/1/20).....................................   2,160   2,309,278
                                                                  -----------
TOTAL FLORIDA............................................          56,953,440
                                                                  -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)

GEORGIA -- (3.7%)
Cobb County (GO)
            5.000%, 01/01/21............................. $ 3,710 $ 4,001,235
            5.000%, 01/01/22.............................     500     551,605
Cobb County School District
            2.000%, 12/20/18.............................  22,320  22,374,684
Gainesville & Hall County Hospital Authority (RB)
(currency)  5.500%, 02/15/45 (Pre-refunded @ $100,
            2/15/20).....................................   6,575   6,970,618
Georgia State (GO) Series A
            5.000%, 07/01/19.............................   7,350   7,622,979
Georgia State (GO) Series A-1
            5.000%, 02/01/19.............................   8,000   8,194,960
            5.000%, 02/01/20.............................   4,210   4,437,593
Georgia State (GO) Series C
            5.000%, 07/01/19.............................   2,000   2,074,280
Georgia State (GO) Series D
            5.000%, 02/01/19.............................   7,970   8,164,229
Georgia State (GO) Series E-1
            4.500%, 07/01/19.............................   6,890   7,106,415
Georgia State (GO) Series I
            5.000%, 07/01/19.............................  20,475  21,235,441
                                                                  -----------
TOTAL GEORGIA............................................          92,734,039
                                                                  -----------

HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.............................   8,000   8,370,400
Hawaii State (GO) Series DR
            5.000%, 06/01/19.............................   9,725  10,056,428
Hawaii State (GO) Series EA
            5.000%, 12/01/18.............................   9,250   9,425,472
Hawaii State (GO) Series EE
            5.000%, 11/01/18.............................  11,495  11,682,024
Hawaii State (GO) Series EF
            5.000%, 11/01/21.............................   5,500   6,039,000
Hawaii State (GO) Series EO
            5.000%, 08/01/22.............................   6,000   6,687,780
Maui County (GO)
            5.000%, 06/01/18.............................     500     501,315
                                                                  -----------
TOTAL HAWAII.............................................          52,762,419
                                                                  -----------

IDAHO -- (0.4%)
Idaho State (TAN)
            4.000%, 06/29/18.............................  11,175  11,216,794
                                                                  -----------

ILLINOIS -- (0.2%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18.............................   4,700   4,700,000
Central Lake County Joint Action Water Agency (RB) (ETM)
            4.000%, 05/01/18.............................   1,495   1,495,000
                                                                  -----------
TOTAL ILLINOIS...........................................           6,195,000
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
IOWA -- (0.4%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100,
            8/1/19)...................................... $ 2,535 $ 2,633,561
(currency)  5.000%, 08/01/21 (Pre-refunded @ $100,
            8/1/19)......................................   1,560   1,620,653
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18.............................   4,785   4,797,632
                                                                  -----------
TOTAL IOWA...............................................           9,051,846
                                                                  -----------

KANSAS -- (1.1%)
City of Topeka Series A
            3.000%, 10/01/18.............................  16,900  16,993,457
City of Wichita (GO) Series A
            5.000%, 12/01/19.............................   3,960   4,152,100
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19.............................   4,975   5,179,920
Sedgwick County Unified School District No. 266 Maize
 (GO) Series A
            2.000%, 09/01/18.............................   1,000   1,000,800
                                                                  -----------
TOTAL KANSAS.............................................          27,326,277
                                                                  -----------

KENTUCKY -- (0.8%)
Kentucky State Economic Development Finance Authority
 (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100,
            5/1/19)......................................   1,000   1,030,480
Louisville & Jefferson County (GO) Series A
            5.000%, 12/01/19.............................   4,095   4,290,373
Louisville & Jefferson County (RB)
            5.000%, 12/01/35 (Pre-refunded @ $100,
            6/1/22)......................................   1,675   1,858,429
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series B
            5.000%, 05/15/18.............................  13,245  13,260,364
                                                                  -----------
TOTAL KENTUCKY...........................................          20,439,646
                                                                  -----------

LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
            5.000%, 08/01/21.............................   5,000   5,436,250
                                                                  -----------

MARYLAND -- (7.4%)
Anne Arundel County (GO)
            3.000%, 10/01/19.............................   3,900   3,961,737
            5.000%, 10/01/20.............................   1,790   1,917,663
            5.000%, 04/01/21.............................  12,740  13,805,064

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Anne County Arundel (GO)
    5.000%, 10/01/19............................. $ 3,000 $  3,130,800
Baltimore County (BAN)
    4.000%, 03/18/19.............................  10,000   10,197,400
Baltimore County (GO)
    5.000%, 08/01/18.............................   2,450    2,470,016
Baltimore County (GO) Series B
    5.000%, 08/01/18.............................   5,000    5,040,850
Charles County (GO)
    5.000%, 03/01/19.............................   2,440    2,505,856
Charles County (GO) (ETM)
    5.000%, 03/01/19.............................      10       10,257
Harford County (GO) Series B
    5.000%, 02/01/20.............................   2,650    2,792,782
Maryland State (GO)
    5.000%, 06/01/19.............................   3,000    3,103,200
Maryland State (GO) Series A
    5.000%, 08/01/19.............................  20,000   20,787,800
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   6,300    6,470,037
    5.000%, 08/01/19.............................  11,500   11,952,985
    5.000%, 08/01/20.............................   8,425    8,988,969
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   9,335    9,487,347
    5.000%, 08/01/19.............................   2,000    2,078,780
    5.000%, 11/01/19.............................   2,000    2,093,520
    5.000%, 08/01/20.............................   7,705    8,220,773
Montgomery County (GO) Series B
    5.000%, 06/01/19.............................   7,725    7,992,439
    5.000%, 12/01/21.............................   4,000    4,398,040
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................  16,190   16,387,356
    4.000%, 03/01/19.............................   9,575    9,756,446
    4.000%, 03/01/20.............................   9,780   10,151,151
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   10,157,111
Talbot County (GO)
    2.000%, 12/15/21.............................   1,330    1,323,071
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................   2,350    2,356,181
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,009,200
                                                          ------------
TOTAL MARYLAND...................................          186,546,831
                                                          ------------

MASSACHUSETTS -- (5.9%)
City of Fall River (BAN)
    2.500%, 02/08/19.............................   9,831    9,880,253
City of Quincy (BAN)
    2.500%, 01/18/19.............................  13,000   13,065,910
City of Somerville (BAN)
    2.000%, 06/08/18.............................  11,642   11,647,006

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
MASSACHUSETTS -- (Continued)
City of Springfield (GO) (ST AID WITHHLDG)
            5.000%, 09/01/21............................. $ 4,240 $  4,631,988
Commonwealth of Massachusetts (GO) Series A
            5.000%, 05/01/21.............................  10,000   10,850,300
Commonwealth of Massachusetts (GO) Series B
            5.000%, 08/01/18.............................   3,750    3,780,750
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/21.............................   2,405    2,648,218
Commonwealth of Massachusetts (GO) Series C
            5.000%, 04/01/20.............................   2,700    2,856,006
            5.000%, 08/01/20.............................   8,500    9,065,080
            5.000%, 10/01/21.............................   8,000    8,760,320
Commonwealth of Massachusetts (GO) Series D (AMBAC)
            5.500%, 10/01/19.............................   4,220    4,434,503
Massachusetts Bay Transportation Authority (RB) Series A
            5.250%, 07/01/19.............................   3,115    3,238,136
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20.............................   5,830    6,228,247
Massachusetts Development Finance Agency (RB)
(currency)  5.750%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   9,990   10,433,955
Massachusetts Health & Educational Facilities Authority
 (RB)
(currency)  5.000%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   4,160    4,306,682
Massachusetts Health & Educational Facilities Authority
 (RB) Series E-2
(currency)  5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)................  12,500   12,573,875
Massachusetts Water Resources Authority (RB) Series J
 (AGM) (GO OF AUTH)
            5.250%, 08/01/18.............................  18,000   18,157,140
Town of Lexington (BAN)
            3.000%, 02/15/19.............................  10,555   10,661,922
Town of Westborough (BAN)
            2.500%, 08/10/18.............................   2,000    2,004,060
                                                                  ------------
TOTAL MASSACHUSETTS......................................          149,224,351
                                                                  ------------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MICHIGAN -- (2.1%)
Michigan Finance Authority (RB) Series A
            5.000%, 07/01/18............................. $25,260 $25,395,141
            5.000%, 01/01/19.............................   7,110   7,264,074
Michigan State (GO)
            5.000%, 11/01/19.............................  13,000  13,611,780
Michigan State Building Authority (RB)
(currency)  6.000%, 10/15/38
            (Pre-refunded @ $100, 10/15/18)..............   2,740   2,790,854
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18.............................   3,600   3,662,136
                                                                  -----------
TOTAL MICHIGAN...........................................          52,723,985
                                                                  -----------

MINNESOTA -- (3.6%)
Bloomington Independent School District No. 271 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................   1,290   1,392,555
Chaska Independent School District No. 112 (GO) Series A
 (SD CRED PROG)
            5.000%, 02/01/21.............................     590     636,740
City of Minneapolis (GO)
            2.000%, 12/01/18.............................   5,085   5,093,441
City of Minneapolis (RB) Series A
(currency)  6.750%, 11/15/32
            (Pre-refunded @ $100, 11/15/18)..............   6,500   6,671,925
City of State Cloud (RB)
(currency)  5.125%, 05/01/30
            (Pre-refunded @ $100, 5/1/20)................     950   1,007,266
City of State Louis Park (RB) Series C (ETM)
            5.500%, 07/01/18.............................   4,140   4,165,627
Elk River Independent School District No. 728 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................   1,000   1,078,100
Elk River Independent School District No. 728 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/20.............................   5,000   5,263,200
            5.000%, 02/01/21.............................   2,000   2,156,200
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................     650     715,865
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100,
            11/15/19)....................................     660     692,696

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MINNESOTA -- (Continued)
Lakeville Independent School District No. 194 (GO)
 Series D (SD CRED PROG)
            5.000%, 02/01/19............................. $ 4,425 $ 4,530,182
Minnesota State (GO)
            5.000%, 08/01/20.............................     740     789,032
Minnesota State (GO) (ETM)
            5.000%, 08/01/20.............................      10      10,647
Minnesota State (GO) Series B
            5.000%, 08/01/18.............................   7,600   7,661,332
            5.000%, 08/01/19.............................   4,425   4,598,725
            4.000%, 08/01/20.............................   8,800   9,190,632
Minnesota State (GO) Series D
            5.000%, 08/01/18.............................   5,000   5,040,350
            5.000%, 08/01/19.............................  19,750  20,525,385
            5.000%, 08/01/21.............................   7,230   7,889,376
Minnesota State (GO) Series E
            2.000%, 08/01/19.............................     725     726,769
Minnesota State (GO) Series F
            5.000%, 10/01/18.............................     650     658,795
Watertown-Mayer Independent School District No. 111 (GO)
 Series B (SD CRED PROG)
            4.000%, 02/01/20.............................   1,610   1,667,509
                                                                  -----------
TOTAL MINNESOTA..........................................          92,162,349
                                                                  -----------

MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18.............................   2,800   2,837,184
                                                                  -----------

MISSOURI -- (1.2%)
Clayton School District (GO)
            5.000%, 03/01/20.............................   3,115   3,290,748
Health & Educational Facilities Authority of the State
 of Missouri (RB) Series 2003A-ST LUKE'S HEALTH (AGM)
(currency)  5.500%, 11/15/23 (Pre-refunded @ $100,
            11/15/18)....................................  10,000  10,198,100
(currency)  5.500%, 11/15/28 (Pre-refunded @ $100,
            11/15/18)....................................  10,000  10,198,100
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.............................   2,375   2,432,095
Missouri State (GO) Series A
            5.000%, 12/01/20.............................   4,515   4,852,767
                                                                  -----------
TOTAL MISSOURI...........................................          30,971,810
                                                                  -----------

NEBRASKA -- (0.3%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.............................   1,620   1,744,530

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEBRASKA -- (Continued)
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20............................. $ 4,340 $ 4,666,932
                                                                  -----------
TOTAL NEBRASKA...........................................           6,411,462
                                                                  -----------

NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.............................   5,295   5,475,454
Clark County School District (GO) Series A
            5.000%, 06/15/19.............................   1,000   1,033,700
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100,
            7/1/19)......................................   2,905   3,017,452
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,137,679
                                                                  -----------
TOTAL NEVADA.............................................          10,664,285
                                                                  -----------

NEW HAMPSHIRE -- (0.2%)
City of Nashua (GO)
            4.000%, 07/15/21.............................   1,720   1,822,323
City of Portsmouth (BAN)
            3.000%, 06/22/18.............................   2,705   2,710,275
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           4,532,598
                                                                  -----------

NEW JERSEY -- (1.2%)
Monmouth County (GO)
            5.000%, 07/15/20.............................   4,540   4,844,135
            5.000%, 07/15/21.............................   3,770   4,119,064
Union County
            2.250%, 06/22/18.............................  20,000  20,016,600
                                                                  -----------
TOTAL NEW JERSEY.........................................          28,979,799
                                                                  -----------

NEW MEXICO -- (1.2%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18.............................   4,775   4,800,451
New Mexico State (GO)
            5.000%, 03/01/19.............................   1,500   1,539,360
            5.000%, 03/01/21.............................   4,000   4,320,480
New Mexico State (GO) Series B
            5.000%, 03/01/20.............................   3,775   3,981,643
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/19.............................   6,500   6,733,740
New Mexico State Severance Tax Permanent Fund (RB)
 Series A-2
            5.000%, 07/01/18.............................  10,000  10,053,300
                                                                  -----------
TOTAL NEW MEXICO.........................................          31,428,974
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEW YORK -- (6.5%)
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18............................. $   135 $   135,200
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................   1,160   1,163,376
City of New York (GO)
            5.000%, 03/01/19.............................   4,685   4,810,698
City of New York (GO) (ETM)
            5.000%, 03/01/19.............................   5,420   5,564,009
City of New York (GO) Series C
            5.000%, 08/01/18.............................   6,265   6,315,245
City of New York (GO) Series E
            5.000%, 08/01/19.............................  10,000  10,393,900
            5.000%, 08/01/21.............................   1,500   1,635,315
City of New York (GO) Series F
            5.000%, 08/01/21.............................   1,000   1,090,210
City of New York (GO) Series G
            5.000%, 08/01/19.............................  15,310  15,913,061
            5.000%, 08/01/21.............................   5,915   6,448,592
City of New York (GO) Series J
            5.000%, 08/01/19.............................   7,985   8,299,529
City of New York (GO) Series J7
            5.000%, 08/01/20.............................   5,000   5,332,400
City of Rochester (BAN) Series 3
            2.500%, 08/02/18.............................  17,550  17,578,606
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................     500     500,920
East Hampton Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/01/19.............................     235     243,136
Erie County (RAN)
            2.000%, 06/30/18.............................   7,800   7,802,886
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................     685     681,911
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................     515     563,611
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21.............................      85      93,602
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29
            (Pre-refunded @ $100, 12/1/18)...............     600     614,982
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)...............     450     461,556
New York State Dormitory Authority (RB) Series A
            5.000%, 12/15/18.............................   5,395   5,505,166
            5.000%, 03/15/21.............................   1,795   1,944,398

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
NEW YORK -- (Continued)
            5.000%, 12/15/21............................. $ 3,545 $  3,901,414
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)................     500      536,645
(currency)  5.000%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)................   6,125    6,348,869
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  15,000   15,812,400
            5.000%, 02/15/22.............................   4,000    4,410,720
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)................   5,600    5,630,240
New York State Dormitory Authority (RB) Series B
 (ASSURED GTY)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/18)......................................     550      552,876
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................     700      719,467
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.............................     875      897,085
            5.000%, 03/15/20.............................     500      528,230
            5.000%, 03/15/21.............................   2,000    2,164,720
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.............................     550      581,053
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/18.............................     250      255,105
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.............................   5,080    5,128,362
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19.............................     500      524,285
Triborough Bridge & Tunnel Authority (RB) Series B
            4.000%, 11/15/18.............................  11,860   12,007,420
            5.000%, 11/15/19.............................   1,000    1,048,570
                                                                  ------------
TOTAL NEW YORK...........................................          164,139,770
                                                                  ------------

NORTH CAROLINA -- (3.2%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................  10,555   10,938,357
Davie County (GO)
            5.000%, 05/01/20.............................   1,595    1,692,104

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33 (Pre-refunded @ $100,
            12/1/18)..................................... $15,455 $15,846,475
North Carolina State (GO) Series A
            5.000%, 03/01/19.............................   5,000   5,134,950
North Carolina State (GO) Series B
            5.000%, 06/01/18.............................  29,730  29,808,190
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................   1,500   1,548,135
North Carolina Turnpike Authority (RB) Series A (AGC)
(currency)  5.500%, 01/01/29 (Pre-refunded @ $100,
            1/1/19)......................................   4,275   4,379,096
Wake County (GO)
            5.000%, 03/01/19.............................   7,225   7,420,003
Wake County (GO) Series B
            5.000%, 05/01/18.............................   4,625   4,625,000
                                                                  -----------
TOTAL NORTH CAROLINA.....................................          81,392,310
                                                                  -----------

OHIO -- (3.8%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20.............................  10,000  10,658,300
City of Columbus (GO) Series A
            5.000%, 02/15/19.............................  10,000  10,251,600
            3.000%, 07/01/21.............................  12,830  13,189,369
Ohio State (GO) Series A
            3.000%, 05/01/20.............................   5,000   5,100,350
            5.000%, 05/01/20.............................   7,000   7,413,420
            5.000%, 09/15/21.............................   2,335   2,552,505
Ohio State (GO) Series B
            5.000%, 08/01/19.............................   7,270   7,558,183
            5.000%, 09/01/19.............................   4,215   4,392,578
            5.000%, 08/01/20.............................  10,000  10,658,000
            2.000%, 09/01/20.............................   2,500   2,499,975
            5.000%, 06/15/21.............................   9,500  10,330,490
Ohio State (GO) Series C
            5.000%, 09/15/18.............................   1,300   1,315,652
Ohio State (GO) Series R
            5.000%, 05/01/20.............................   5,080   5,381,041
Ohio State (GO) Series T
            5.000%, 04/01/21.............................   2,040   2,207,545
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21.............................   1,825   1,988,319
                                                                  -----------
TOTAL OHIO...............................................          95,497,327
                                                                  -----------

OKLAHOMA -- (0.6%)
Tulsa County Independent School District No. 1 Tulsa
 (GO) Series C
            1.500%, 07/01/18.............................   6,970   6,966,167
            2.000%, 07/01/19.............................   8,610   8,626,703
                                                                  -----------
TOTAL OKLAHOMA...........................................          15,592,870
                                                                  -----------

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
OREGON -- (1.0%)
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/01/19............................. $ 2,140 $ 2,213,616
Multnomah County (GO)
            5.000%, 08/01/19.............................   4,580   4,761,002
Oregon State (GO) Series F
            3.000%, 05/01/20.............................   6,585   6,728,882
Oregon State (GO) Series L
            5.000%, 11/01/19.............................  11,515  12,053,441
                                                                  -----------
TOTAL OREGON.............................................          25,756,941
                                                                  -----------

PENNSYLVANIA -- (3.5%)
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32 (Pre-refunded @ $100,
            12/15/18)....................................   7,290   7,444,548
Commonwealth of Pennsylvania (GO)
            5.000%, 07/01/18.............................   3,755   3,774,639
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 11/15/18.............................  10,645  10,827,562
            5.000%, 07/01/19.............................   7,655   7,924,915
            5.000%, 04/01/20.............................   8,500   8,974,725
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19.............................   2,250   2,347,807
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19.............................   5,010   5,132,043
Montgomery County Industrial Development Authority (RB)
 (FHA INS)
(currency)  5.375%, 08/01/38 (Pre-refunded @ $100,
            8/1/20)......................................  10,000  10,728,600
Pennsylvania Economic Development Financing Authority
 (RB) Series A
            5.000%, 07/01/19.............................  23,650  24,497,616
Snyder County Higher Education Authority (RB)
(currency)  5.000%, 01/01/38 (Pre-refunded @ $100,
            7/1/18)......................................   4,000   4,021,520
University of Pittsburgh-of the Commonwealth System of
 Higher Education (RB) Series B
(currency)  5.250%, 09/15/34 (Pre-refunded @ $100,
            9/15/19).....................................   3,330   3,480,483
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          89,154,458
                                                                  -----------

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19............................. $ 4,700 $ 4,885,133
                                                                  -----------

SOUTH CAROLINA -- (4.5%)
Aiken County Consolidated School District (GO) Series A
 (SCSDE)
            5.000%, 03/01/20.............................   3,000   3,167,580
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/19.............................   7,595   7,777,812
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19.............................   3,000   3,030,240
Dorchester County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 03/01/21.............................   1,885   2,038,194
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19.............................  15,000  15,354,600
            4.000%, 06/01/20.............................   2,475   2,577,415
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19.............................   3,730   3,830,374
Greenville County School District (GO) Series C (SCSDE)
            5.000%, 06/01/18.............................  15,000  15,039,750
Lexington & Richland School District No. 5 (GO) Series B
 (SCSDE)
            5.000%, 03/01/21.............................   1,660   1,794,908
Richland County (BAN) (ST AID WITHHLDG)
            3.000%, 02/27/19.............................   6,000   6,060,900
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.............................     910     960,833
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20.............................   5,520   5,815,486
            5.000%, 02/01/21.............................   7,000   7,554,540
Richland County School District No. 2 (GO) Series C
 (SCSDE)
            5.000%, 02/01/19.............................   5,740   5,879,482
South Carolina Jobs-Economic Dev. Authority (RB) Series A
(currency)  6.250%, 04/01/35 (Pre-refunded @ $100,
            4/1/20)......................................   2,180   2,351,784
(currency)  6.500%, 04/01/42 (Pre-refunded @ $100,
            4/1/20)......................................   2,000   2,164,980
South Carolina State (GO) Series A
            5.000%, 06/01/20.............................   8,945   9,511,666

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) Series A (ST AID WITHHLDG)
            5.000%, 10/01/19............................. $ 4,530 $  4,726,874
South Carolina Transportation Infrastructure Bank (RB)
 Series A
(currency)  5.250%, 10/01/40 (Pre-refunded @ $100,
            10/1/19).....................................   2,690    2,813,148
Spartanburg County School District No. 6 (BAN)
            5.000%, 09/27/18.............................  10,000   10,133,400
                                                                  ------------
TOTAL SOUTH CAROLINA.....................................          112,583,966
                                                                  ------------

TENNESSEE -- (2.4%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18.............................   9,160    9,229,524
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18.............................   4,000    4,059,400
City of Memphis (GO) Series A
            5.000%, 04/01/21.............................   4,550    4,929,060
City of Memphis (GO) Series D
            5.000%, 07/01/19.............................   4,180    4,336,248
Hamilton County (GO) Series A
            5.000%, 05/01/21.............................   3,895    4,235,657
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/21.............................   9,055    9,863,249
Metropolitan Government of Nashville & Davidson County
 (GO) Series A
(currency)  5.000%, 07/01/25 (Pre-refunded @ $100,
            7/1/20)......................................     525      557,834
Metropolitan Government of Nashville & Davidson County
 Electric Revenue (RB) Series A
            5.000%, 05/15/20.............................   2,000    2,123,240
Shelby County (GO) Series A
            5.000%, 04/01/20.............................  18,135   19,189,913
            5.000%, 03/01/21.............................   2,550    2,757,239
                                                                  ------------
TOTAL TENNESSEE..........................................           61,281,364
                                                                  ------------

TEXAS -- (13.1%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25 (Pre-refunded @ $100,
            8/1/19)......................................   3,340    3,449,385
Bexar County Health Facilities Dev. Corp. (RB)
(currency)  6.200%, 07/01/45 (Pre-refunded @ $100,
            7/1/20)......................................   3,030    3,289,338

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
TEXAS -- (Continued)
City of Allen (GO)
            5.000%, 08/15/21............................. $ 1,840 $ 2,010,366
City of Dallas (GO)
            5.000%, 02/15/19.............................   8,400   8,610,672
            5.000%, 02/15/21.............................   1,500   1,610,745
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................     830     851,215
City of Frisco (GO) Series A
            5.000%, 02/15/21.............................   4,825   5,202,942
City of Houston (GO)
(currency)  5.000%, 03/01/26 (Pre-refunded @ $100,
            3/1/19)......................................   3,405   3,492,338
City of Houston (GO) (TRANS)
            4.000%, 06/29/18.............................  43,000  43,165,550
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100,
            5/15/19).....................................  25,155  26,047,499
City of San Antonio (GO)
            5.000%, 02/01/20.............................   7,350   7,747,341
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series A
(currency)  5.000%, 02/01/34 (Pre-refunded @ $100,
            2/1/19)......................................   4,750   4,862,195
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19.............................     700     717,059
City of Waco (GO)
            5.000%, 02/01/20.............................   5,765   6,065,414
Conroe Independent School District (GO) Series A
 (PSF-GTD)
            4.000%, 02/15/21.............................   1,940   2,043,518
Dallas County Community College District (GO)
            5.000%, 02/15/20.............................  11,975  12,627,877
Harris County (GO) Series A
            5.000%, 10/01/19.............................   5,640   5,888,329
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
            5/15/21).....................................   6,000   6,813,720
Humble Independent School District (GO) Series B
 (PSF-GTD)
            5.000%, 02/15/20.............................   4,000   4,213,000
Lewisville Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/19.............................   6,000   6,089,520

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
TEXAS -- (Continued)
Longview Independent School District (GO) (PSF-GTD)
(currency)  4.750%, 02/15/36 (Pre-refunded @ $100,
            8/15/18)..................................... $14,815 $ 14,941,224
North East Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/18.............................  10,125   10,205,696
Permanent University Fund (RB)
            5.000%, 07/01/18.............................  12,585   12,652,078
Plano Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  18,185   18,646,899
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................   2,500    2,633,125
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23 (Pre-refunded @ $100,
            10/1/19).....................................   2,740    2,859,848
Texas State (GO)
            5.000%, 04/01/19.............................   4,350    4,477,150
            5.000%, 10/01/20.............................   3,825    4,096,843
            5.000%, 10/01/23.............................   1,425    1,618,216
Texas State (GO) Series A
            5.000%, 10/01/21.............................   2,200    2,409,088
Texas State (RN)
            4.000%, 08/30/18.............................  60,000   60,457,200
Texas Tech University (RB) Series A
            5.000%, 08/15/19.............................   3,025    3,146,666
Texas Transportation Commission State Highway Fund (RB)
 Series A
            5.000%, 04/01/19.............................   5,110    5,262,176
            5.000%, 10/01/19.............................   4,000    4,179,560
            5.000%, 10/01/20.............................  12,500   13,388,375
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18.............................     750      757,515
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19.............................   7,975    8,295,754
University of Texas System (The) (RB) Series D
(currency)  5.000%, 08/15/23 (Pre-refunded @ $100,
            8/15/19).....................................   6,635    6,900,931
                                                                  ------------
TOTAL TEXAS..............................................          331,726,367
                                                                  ------------

UTAH -- (1.5%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.............................     940    1,018,791

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CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
UTAH -- (Continued)
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19............................. $16,420 $16,995,685
Utah State (GO)
            5.000%, 07/01/22.............................   9,690  10,800,474
Utah State (GO) Series C
            5.000%, 07/01/18.............................   3,150   3,166,852
            4.500%, 07/01/19.............................   6,675   6,884,662
                                                                  -----------
TOTAL UTAH...............................................          38,866,464
                                                                  -----------

VIRGINIA -- (6.4%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21.............................   2,125   2,258,769
Chesterfield County (GO) Series A
            5.000%, 01/01/19.............................   3,575   3,652,721
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21.............................   2,700   2,956,905
City of Norfolk (GO) Series C (ST AID WITHHLDG)
            5.000%, 10/01/19.............................   2,500   2,610,425
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20.............................   1,000   1,055,860
Commonwealth of Virginia (GO) Series B
            5.000%, 06/01/19.............................   5,705   5,901,880
            5.000%, 06/01/19.............................  10,250  10,603,727
Fairfax County (GO) Series A (ST AID WITHHLDG)
            3.000%, 10/01/18.............................   2,855   2,870,560
            4.000%, 10/01/18.............................   8,880   8,964,804
            4.000%, 10/01/19.............................  12,300  12,675,888
            4.000%, 10/01/20.............................  15,530  16,299,511
Fairfax County (GO) Series B (ST AID WITHHLDG)
            5.000%, 10/01/18.............................  10,000  10,136,600
            4.000%, 04/01/19.............................   7,000   7,143,360
Henrico County (GO)
            5.000%, 07/15/19.............................   5,460   5,668,845
University of Virginia (RB) Series B
            5.000%, 08/01/21.............................  15,000  16,397,700
Virginia Public Building Authority (RB) Series A
            5.000%, 08/01/18.............................   8,370   8,437,546
Virginia Public School Authority (RB) Series B (ST AID
 WITHHLDG)
            5.000%, 08/01/19.............................  15,580  16,187,776
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22 (Pre-refunded @ $100,
            10/1/18).....................................   7,935   8,045,376

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
VIRGINIA -- (Continued)
(currency)  5.000%, 10/01/27 (Pre-refunded @ $100,
            10/1/18)..................................... $ 4,940 $  5,008,715
(currency)  5.000%, 10/01/28 (Pre-refunded @ $100,
            10/1/18).....................................   6,230    6,316,659
Virginia Resources Authority (RB) Series B
            4.000%, 10/01/19.............................   4,875    5,024,711
Virginia State Public School Authority (RB) (ST AID
 WITHHLDG)
            5.000%, 07/15/19.............................   4,080    4,236,060
                                                                  ------------
TOTAL VIRGINIA...........................................          162,454,398
                                                                  ------------

WASHINGTON -- (4.6%)
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 04/01/21.............................   3,000    3,250,800
City of Seattle Municipal Light & Power Revenue (RB)
 (BHAC-CR)
(currency)  5.750%, 04/01/29 (Pre-refunded @ $100,
            4/1/19)......................................  10,000   10,357,200
City of Seattle Water System Revenue (RB)
            5.000%, 09/01/19.............................   3,890    4,053,886
King County (GO)
            5.000%, 12/01/18.............................   9,420    9,599,262
King County School District No. 405 Bellevue (GO)
 (SCH BD GTY)
            5.000%, 12/01/18.............................   1,240    1,263,300
King County School District No. 405 Bellevue (GO) Series
 A (SCH BD GTY)
            5.000%, 12/01/18.............................     400      407,516
King County Sewer Revenue (RB)
            5.000%, 07/01/19.............................   1,755    1,819,970
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18.............................   3,190    3,250,706
            5.000%, 12/01/19.............................   5,810    6,097,421
Snohomish County School District No. 201 Snohomish (GO)
 (SCH BD GTY)
            5.000%, 12/01/21.............................   4,000    4,390,760
Snohomish County School District No. 6 Mukilteo (GO)
 (SCH BD GTY)
            5.000%, 12/01/18.............................     500      509,370
Spokane County School District No. 81 Spokane (GO)
 Series A (SCH BD GTY)
            5.000%, 12/01/18.............................   7,375    7,513,576

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CONTINUED

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
WASHINGTON -- (Continued)
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38 (Pre-refunded @ $100,
            3/1/19)...................................... $   800 $    835,760
(currency)  5.625%, 10/01/38 (Pre-refunded @ $100,
            10/1/19).....................................   9,965   10,487,365
Washington State (GO)
            5.000%, 07/01/18.............................   3,000    3,016,140
            5.000%, 07/01/20.............................   3,650    3,886,264
Washington State (GO) Series 2010A
            5.000%, 08/01/18.............................   4,500    4,536,540
Washington State (GO) Series 2013A
            5.000%, 08/01/21.............................   4,245    4,634,946
Washington State (GO) Series A-1
            5.000%, 08/01/21.............................   1,500    1,637,790
Washington State (GO) Series B
            4.000%, 07/01/18.............................  10,000   10,037,500
            5.000%, 07/01/20.............................   5,000    5,323,650
Washington State (GO) Series D
            5.000%, 02/01/19.............................   1,710    1,750,903
Washington State (GO) Series E
            5.000%, 02/01/19.............................   4,080    4,177,593
Washington State (GO) Series R-2014A
            5.000%, 07/01/18.............................   7,065    7,103,010
Washington State (GO) Series R-2015
            5.000%, 07/01/18.............................   4,160    4,182,381
Washington State (GO) Series R-2017A
            5.000%, 08/01/22.............................   2,500    2,785,500
                                                                  ------------
TOTAL WASHINGTON.........................................          116,909,109
                                                                  ------------

WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
            5.000%, 06/01/21.............................   9,620   10,456,844
                                                                  ------------

                                                             FACE
                                                            AMOUNT       VALUE+
                                                            ------       ------
                                                            (000)
WISCONSIN -- (3.5%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19.............................    $10,010 $   10,316,106
            5.000%, 04/01/20.............................      5,860      6,187,281
Wisconsin Health & Educational Facilities Authority (RB)
 Series A
(currency)  5.250%, 12/01/35 (Pre-refunded @ $100,
            12/3/18).....................................      1,980      2,019,739
Wisconsin State (GO) Series 1
            5.000%, 05/01/19.............................      9,230      9,523,422
            5.000%, 05/01/20.............................      3,235      3,431,267
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19.............................      6,320      6,520,913
Wisconsin State (GO) Series 1 (ETM)
            5.000%, 05/01/20.............................        120        126,941
Wisconsin State (GO) Series 2
            5.000%, 11/01/19.............................      4,000      4,186,440
            5.000%, 11/01/21.............................      6,160      6,765,897
            5.000%, 11/01/22.............................      3,000      3,360,540
Wisconsin State (GO) Series A
            5.000%, 05/01/19.............................      8,440      8,708,307
Wisconsin State (GO) Series B
            5.000%, 05/01/19.............................      4,620      4,766,870
            5.000%, 05/01/20.............................     11,930     12,653,793
            5.000%, 05/01/21.............................      9,655     10,487,647
                                                                     --------------
TOTAL WISCONSIN..........................................                89,055,163
                                                                     --------------
TOTAL MUNICIPAL BONDS....................................             2,514,835,272
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             2,514,835,272
                                                                     --------------

SHORT-TERM INVESTMENTS -- (0.6%)
            University of Michigan, 1.290%, 06/07/18..... 16,085,000     16,077,440
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,546,094,992)..................................             $2,530,912,712
                                                                     ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Municipal Bonds...............   --    $2,514,835,272   --    $2,514,835,272
  SHORT-TERM INVESTMENTS --
   (0.6%).......................             16,077,440             16,077,440
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,530,912,712   --    $2,530,912,712
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $3,995 $ 4,151,364
    5.000%, 08/01/21.............................    250     273,213
Alabama State (GO) Series B
    5.000%, 11/01/19.............................  1,000   1,046,460
Alabama State (GO) Series C
    5.000%, 08/01/24.............................  3,000   3,449,910
                                                         -----------
TOTAL ALABAMA....................................          8,920,947
                                                         -----------

ALASKA -- (0.5%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18.............................    400     401,528
City of Anchorage (GO) Series B
    5.000%, 09/01/21.............................  3,845   4,192,704
    5.000%, 09/01/23.............................    200     225,546
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................  2,765   3,160,367
                                                         -----------
TOTAL ALASKA.....................................          7,980,145
                                                         -----------

ARIZONA -- (0.4%)
City of Tucson (GO) Series C
    3.000%, 07/01/22.............................  1,455   1,500,454
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000   4,014,960
Maricopa County High School District
 No. 210-Phoenix (GO)
    3.000%, 07/01/23.............................  1,810   1,869,531
                                                         -----------
TOTAL ARIZONA....................................          7,384,945
                                                         -----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21.............................  1,000   1,083,900
    5.000%, 06/15/21.............................  3,750   4,084,912
    5.000%, 04/01/22.............................  2,800   3,100,188
    4.250%, 06/01/23.............................  3,325   3,642,538
                                                         -----------
TOTAL ARKANSAS...................................         11,911,538
                                                         -----------

CALIFORNIA -- (1.7%)
California State (GO)
    5.000%, 11/01/24.............................  1,175   1,362,377
    5.000%, 08/01/25.............................    750     880,065
    5.000%, 08/01/26.............................  8,000   9,501,520
    3.500%, 08/01/27.............................    800     863,600
    5.000%, 11/01/27.............................  5,580   6,731,879
California State (GO) Series B
    5.000%, 09/01/21.............................    250     274,213
    5.000%, 09/01/25.............................  9,000  10,570,680
                                                         -----------
TOTAL CALIFORNIA.................................         30,184,334
                                                         -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (1.3%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21............................. $  425 $   467,292
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    5.000%, 12/15/19.............................  3,115   3,271,809
    5.000%, 12/15/19.............................  5,705   5,992,189
Boulder County (RB)
    5.000%, 07/15/18.............................    540     543,629
Boulder Valley School District No. Re-2 Boulder
 (GO) Series B (ST AID WITHHLDG)
    4.000%, 12/01/24.............................  2,185   2,395,219
Denver City & County School District No. 1 (GO)
 Series A (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21.............................  2,490   2,759,144
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,596,133
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23.............................  4,425   4,981,134
                                                         -----------
TOTAL COLORADO...................................         22,006,549
                                                         -----------

CONNECTICUT -- (0.7%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,450,089
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................  3,300   3,347,520
    5.000%, 10/15/19.............................    600     624,324
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   6,818,700
                                                         -----------
TOTAL CONNECTICUT................................         12,240,633
                                                         -----------

DELAWARE -- (0.7%)
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,528,534
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  2,395   2,407,933
    5.000%, 07/01/19.............................  4,335   4,496,002
Delaware State (GO) Series B (ETM)
    5.000%, 07/01/19.............................    345     357,165
New Castle County (GO)
    5.000%, 10/01/23.............................  1,000   1,139,420
New Castle County (GO) Series B
    5.000%, 07/15/22.............................    700     780,633
                                                         -----------
TOTAL DELAWARE...................................         11,709,687
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
DISTRICT OF COLUMBIA -- (1.9%)
District of Columbia (GO) Series A
    5.000%, 06/01/20............................. $3,445 $ 3,660,347
    5.000%, 06/01/20.............................  6,000   6,375,060
    5.000%, 06/01/23.............................  2,000   2,257,500
    5.000%, 06/01/25.............................  1,500   1,745,115
District of Columbia (GO) Series B
    5.000%, 06/01/25.............................  4,500   5,235,345
Washington Metropolitan Area Transit Authority
 (RB) Series B
    5.000%, 07/01/26.............................  3,500   4,114,180
    5.000%, 07/01/27.............................  8,100   9,632,115
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         33,019,662
                                                         -----------

FLORIDA -- (3.1%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24.............................  2,580   2,639,856
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     319,212
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.............................    250     268,012
Florida State (GO)
    5.000%, 07/01/21.............................  7,000   7,633,780
    5.000%, 07/01/24.............................  5,000   5,746,750
Florida State (GO) Series A (ST GTD)
    5.000%, 06/01/27.............................  6,565   7,873,076
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19.............................  2,860   2,959,328
    5.000%, 06/01/20.............................  4,000   4,245,800
    5.000%, 06/01/23.............................  1,300   1,468,701
    5.000%, 06/01/24.............................  1,400   1,606,486
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20.............................  6,400   6,793,280
    5.000%, 06/01/23.............................    350     395,419
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20.............................  3,000   3,184,350
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,109,100
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.............................  1,745   1,966,894
Peace River/Manasota Regional Water Supply
 Authority (RB)
    5.000%, 10/01/25.............................  2,030   2,349,157
Tampa Bay Water (RB)
    5.000%, 10/01/19.............................    450     469,944

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
FLORIDA -- (Continued)
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25............................. $ 2,850 $ 3,335,697
                                                          -----------
TOTAL FLORIDA....................................          54,364,842
                                                          -----------

GEORGIA -- (3.4%)
City of Atlanta (GO)
    5.000%, 12/01/19.............................   5,875   6,164,696
City of Atlanta Water & Wastewater Revenue (RB)
 Series B
    5.000%, 11/01/19.............................   1,700   1,778,455
Columbia County School District (GO) (ST AID
 WITHHLDG)
    5.000%, 04/01/20.............................   1,700   1,799,552
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................   2,830   3,292,139
Georgia State (GO) Series A-1
    5.000%, 02/01/22.............................   2,730   3,017,933
Georgia State (GO) Series C
    5.000%, 10/01/21.............................   3,060   3,359,299
Georgia State (GO) Series C-1
    5.000%, 07/01/23.............................  10,915  12,393,109
    5.000%, 07/01/26.............................   9,200  10,948,552
Georgia State (GO) Series F
    5.000%, 12/01/19.............................   6,000   6,296,820
Georgia State (GO) Series I
    5.000%, 07/01/19.............................   4,490   4,656,759
    5.000%, 07/01/20.............................     900     959,445
Gwinnett County School District (GO)
    5.000%, 02/01/20.............................   1,700   1,791,902
    5.000%, 02/01/20.............................   1,585   1,670,685
                                                          -----------
TOTAL GEORGIA....................................          58,129,346
                                                          -----------

HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................   1,470   1,569,078
    5.000%, 10/01/23.............................     200     226,900
    5.000%, 10/01/24.............................   6,870   7,908,194
    5.000%, 10/01/25.............................   4,925   5,760,674
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................     850     934,890
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................     515     552,976
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................   2,240   2,508,173
Hawaii State (GO) Series EH
    4.000%, 08/01/19.............................   1,110   1,139,681
Hawaii State (GO) Series ET
    3.000%, 10/01/23.............................   3,710   3,843,375
Hawaii State (GO) Series EZ
    5.000%, 10/01/21.............................   6,080   6,664,166

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
HAWAII -- (Continued)
Hawaii State (GO) Series FT
     5.000%, 01/01/27.............................. $10,000 $11,850,700
                                                            -----------
TOTAL HAWAII.......................................          42,958,807
                                                            -----------

IOWA -- (0.1%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................     700     701,281
County of Black Hawk IA (GO) Series A
     5.000%, 06/01/19..............................   1,200   1,241,028
State of Iowa (RB) Series A (ETM)
     5.000%, 06/01/18..............................     275     275,726
                                                            -----------
TOTAL IOWA.........................................           2,218,035
                                                            -----------

KANSAS -- (1.4%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................     525     574,245
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................   3,000   3,145,530
Johnson County (GO) Series B
     3.000%, 09/01/22..............................   2,260   2,336,139
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................     445     506,797
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/20..............................   2,550   2,723,885
Johnson County Unified School District No. 233
 Olathe (GO) Series B
     5.000%, 09/01/23..............................   4,380   4,967,621
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/21..............................   3,250   3,555,955
Kansas State Department of Transportation (RB)
 Series B
     5.000%, 09/01/20..............................   3,000   3,208,110
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................   1,860   1,989,475
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................   1,325   1,445,893
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................     580     581,792
                                                            -----------
TOTAL KANSAS.......................................          25,035,442
                                                            -----------

KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
     5.000%, 12/01/22..............................   5,645   6,314,384

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
KENTUCKY -- (Continued)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21.............................. $ 1,215 $ 1,292,420
Louisville/Jefferson County Metropolitan
 Government (GO)
     5.000%, 12/01/19..............................   1,250   1,309,637
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
     5.000%, 12/01/20..............................   5,155   5,537,965
                                                            -----------
TOTAL KENTUCKY.....................................          14,454,406
                                                            -----------

LOUISIANA -- (1.5%)
Louisiana State (GO) Series A
     5.000%, 11/15/19..............................   4,500   4,710,870
     5.000%, 02/01/24..............................   2,000   2,259,200
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  12,765  14,126,898
Louisiana State (GO) Series D-1
     5.000%, 12/01/20..............................   4,065   4,357,436
                                                            -----------
TOTAL LOUISIANA....................................          25,454,404
                                                            -----------

MAINE -- (0.3%)
Maine State (GO) Series B
     5.000%, 06/01/20..............................   3,000   3,188,160
     5.000%, 06/01/27..............................   2,000   2,393,120
                                                            -----------
TOTAL MAINE........................................           5,581,280
                                                            -----------

MARYLAND -- (9.2%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................   2,475   2,739,355
Baltimore County (GO)
     5.000%, 08/01/21..............................   1,980   2,161,883
     5.000%, 08/01/22..............................     400     445,680
     3.000%, 11/01/24..............................   1,000   1,035,290
     5.000%, 11/01/27..............................   2,175   2,626,030
     5.000%, 03/01/28..............................   4,000   4,843,360
Baltimore County (GO) Series B
     5.000%, 08/01/24..............................   5,800   6,677,076
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................   2,410   2,428,461
Carroll County (GO)
     4.000%, 11/01/18..............................   2,890   2,923,206
     5.000%, 11/01/19..............................   2,300   2,407,893
     5.000%, 11/01/20..............................   5,450   5,853,245
Charles County (GO)
     5.000%, 03/01/19..............................   1,990   2,043,710
Charles County (GO) (ETM)
     5.000%, 03/01/19..............................      10      10,256
City of Baltimore (GO) Series B
     5.000%, 10/15/19..............................   7,330   7,663,735
     5.000%, 10/15/21..............................   2,500   2,738,475
     5.000%, 10/15/22..............................   8,060   8,994,073
Frederick County (GO) Series A
     5.000%, 08/01/27..............................   4,725   5,686,065

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
MARYLAND -- (Continued)
Harford County (GO)
     5.000%, 09/15/19.............................. $ 1,545 $  1,611,976
Howard County (GO) Series D
     5.000%, 02/15/24..............................   5,140    5,875,688
Maryland State (GO) Series B
     5.000%, 03/01/19..............................   4,680    4,806,313
     5.000%, 08/01/19..............................   2,500    2,598,475
     5.000%, 08/01/26..............................  10,000   11,868,700
Maryland State (GO) Series C
     5.000%, 11/01/18..............................   5,000    5,081,600
     5.000%, 08/01/19..............................   3,000    3,118,170
     5.000%, 08/01/20..............................   7,250    7,735,315
Montgomery County (GO) Series C
     5.000%, 10/01/27..............................   8,500   10,248,705
Montgomery County (GO) Series D
     3.000%, 11/01/23..............................   4,000    4,145,920
     4.000%, 11/01/26..............................   9,500   10,569,415
Prince George's County (GO) Series A
     3.000%, 09/15/27..............................  10,950   11,247,621
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................   2,000    2,024,380
     4.000%, 03/01/22..............................   2,480    2,649,657
Prince George's County (GO) Series C
     5.000%, 08/01/20..............................   3,450    3,682,530
Queen Anne's County (GO)
     5.000%, 11/15/19..............................   1,805    1,891,839
University System of Maryland (RB) Series B
     5.000%, 04/01/20..............................   4,355    4,610,029
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18..............................   1,550    1,552,852
Worcester County (GO) Series B
     4.000%, 08/01/21..............................   2,000    2,117,340
                                                            ------------
TOTAL MARYLAND.....................................          158,714,318
                                                            ------------

MASSACHUSETTS -- (4.2%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................   3,270    3,455,703
City of Boston (GO) Series B
     5.000%, 04/01/19..............................   4,700    4,839,966
     4.000%, 01/01/23..............................   1,795    1,939,910
     5.000%, 04/01/24..............................   3,000    3,449,010
City of Cambridge (GO)
     3.000%, 02/15/20..............................   2,070    2,111,607
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................     150      162,147
City of Woburn (GO)
     4.000%, 09/01/22..............................     350      376,331
Commonwealth of Massachusetts (GO) Series C
     5.000%, 04/01/23..............................  10,000   11,262,400

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18.............................. $2,500 $ 2,520,500
     5.250%, 08/01/21..............................  5,000   5,495,050
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,306,319
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,666,200
     5.000%, 10/01/21..............................  1,005   1,100,515
     5.000%, 08/01/24..............................  1,500   1,722,135
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,079,355
Commonwealth of Massachusetts (GO) Series E
     5.000%, 11/01/27..............................  9,000  10,790,640
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
     5.500%, 07/01/24..............................  3,020   3,559,010
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................  3,000   3,347,760
Massachusetts Water Resources Authority (RB)
 Series B (AGM)
     5.250%, 08/01/28..............................  1,000   1,233,960
Town of Auburn (GO)
     2.000%, 03/15/19..............................    750     751,800
Town of Nantucket (GO)
     3.000%, 10/01/22..............................  1,115   1,151,840
Town of Wilmington (GO)
     5.000%, 03/15/20..............................  1,665   1,760,904
                                                           -----------
TOTAL MASSACHUSETTS................................         72,083,062
                                                           -----------

MICHIGAN -- (0.9%)
Kentwood Public Schools (GO)
     4.000%, 05/01/22..............................    500     530,515
Michigan State (GO)
     5.000%, 11/01/19..............................  4,400   4,607,064
Michigan State (GO) Series A
     5.000%, 05/01/25..............................  2,000   2,321,940
Michigan State Comprehensive Transportation
 Revenue (RB) (AGM)
     5.250%, 05/15/21..............................  1,000   1,091,250
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18..............................  5,000   5,086,300
University of Michigan (RB) Series A
     4.000%, 04/01/23..............................  1,000   1,083,390
                                                           -----------
TOTAL MICHIGAN.....................................         14,720,459
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
MINNESOTA -- (3.9%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20............................. $ 1,150 $ 1,210,743
City of Edina (GO) Series B
    3.000%, 02/01/19.............................     305     307,904
City of State Cloud (GO) Series B
    5.000%, 02/01/21.............................   1,275   1,376,362
Dakota County Community Development Agency (RB)
 Series B (CNTY GTD)
    5.000%, 01/01/23.............................     800     899,888
Elk River Independent School District No. 728
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................   5,000   5,390,500
Hennepin County (GO) Series C
    5.000%, 12/01/26.............................   4,070   4,868,697
    5.000%, 12/01/27.............................   5,800   7,028,440
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................   4,000   4,403,640
Metropolitan Council (GO) Series C
    5.000%, 03/01/26.............................     700     826,462
Minnesota State (GO)
    5.000%, 08/01/18.............................     480     483,874
Minnesota State (GO) (ETM)
    5.000%, 08/01/18.............................       5       5,039
Minnesota State (GO) Series A
    5.000%, 10/01/20.............................   4,390   4,699,846
    5.000%, 08/01/22.............................   3,000   3,341,310
Minnesota State (GO) Series B
    5.000%, 08/01/20.............................   5,460   5,821,780
    5.000%, 10/01/21.............................   4,660   5,102,886
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................   1,810   1,814,416
Minnesota State (GO) Series F
    5.000%, 10/01/21.............................  12,025  13,167,856
Minnesota State (GO) Series K
    5.000%, 11/01/19.............................   3,680   3,851,525
Morris Area Schools Independent School District
 No. 2769 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/24.............................   1,125   1,217,914
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................   1,240   1,277,274
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................     250     264,058
                                                          -----------
TOTAL MINNESOTA..................................          67,360,414
                                                          -----------

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MISSISSIPPI -- (1.1%)
Mississippi State (GO) Series A
     5.000%, 10/01/27.............................. $9,110 $10,849,646
Mississippi State (GO) Series F
     5.000%, 11/01/21..............................  7,750   8,495,782
                                                           -----------
TOTAL MISSISSIPPI..................................         19,345,428
                                                           -----------

MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2
 (GO) (ST AID DIR DEP)
     5.000%, 03/01/21..............................  1,000   1,081,560
City of Belton (GO) Series C
     5.000%, 03/01/27..............................  2,150   2,514,038
City of Kansas City (GO) Series A
     4.000%, 02/01/22..............................  1,150   1,227,027
     5.000%, 02/01/23..............................  3,955   4,438,182
Columbia School District (GO) Series B
     5.000%, 03/01/23..............................  1,120   1,266,227
     5.000%, 03/01/24..............................  4,100   4,707,907
North Kansas City School District No. 74 (GO)
 (ST AID DIR DEP)
     4.000%, 03/01/23..............................  5,335   5,744,728
St. Charles Community College (GO)
     3.000%, 02/15/20..............................  2,245   2,287,341
                                                           -----------
TOTAL MISSOURI.....................................         23,267,010
                                                           -----------

MONTANA -- (--%)
City & County of Butte-Silver Bow (GO)
     4.000%, 07/01/21..............................    615     649,606
                                                           -----------

NEBRASKA -- (0.4%)
Douglas County School District No. 17 (GO)
     4.000%, 12/15/26..............................  2,260   2,512,080
Lancaster County School District 001 (GO)
     5.000%, 01/15/21..............................  2,470   2,659,869
Metropolitan Utilities District of Omaha (RB)
     5.000%, 12/01/20..............................  1,000   1,075,330
Omaha School District (GO)
     4.000%, 12/15/19..............................  1,365   1,411,369
                                                           -----------
TOTAL NEBRASKA.....................................          7,658,648
                                                           -----------

NEVADA -- (0.4%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................    490     532,321
Clark County (GO) Series A
     5.000%, 07/01/19..............................  1,725   1,788,860
     5.000%, 07/01/25..............................  2,700   3,136,293

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NEVADA -- (Continued)
Nevada State (GO) Series A
     5.000%, 08/01/19.............................. $1,825 $ 1,896,887
                                                           -----------
TOTAL NEVADA.......................................          7,354,361
                                                           -----------

NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
     3.000%, 06/15/19..............................    600     607,938
City of Nashua (GO)
     4.000%, 07/15/19..............................  5,350   5,491,882
     4.000%, 07/15/20..............................  2,720   2,843,787
New Hampshire State (GO) Series A
     5.000%, 03/01/23..............................  5,910   6,655,606
                                                           -----------
TOTAL NEW HAMPSHIRE................................         15,599,213
                                                           -----------

NEW JERSEY -- (1.5%)
City of Hoboken (GO)
     3.000%, 02/01/26..............................  2,945   2,995,978
     3.000%, 02/01/27..............................  3,035   3,069,933
     3.000%, 02/01/28..............................  4,560   4,579,061
Essex County (GO) Series A
     5.000%, 08/01/20..............................  1,000   1,067,620
Livingston Township (GO)
     3.000%, 01/15/21..............................    350     357,763
Montville Township (GO)
     3.000%, 10/01/25..............................    505     522,332
Morris County (GO)
     4.000%, 10/15/20..............................  2,390   2,505,007
New Jersey Educational Facilities Authority (RB)
 Series B
     5.000%, 07/01/19..............................  2,330   2,417,095
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
     1.750%, 02/01/22..............................  1,095   1,072,202
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
     3.000%, 03/01/22..............................    350     357,119
Township of Parsippany-Troy Hills (GO)
     2.000%, 09/15/22..............................  4,100   4,012,465
Union County (GO) Series B
     3.000%, 03/01/22..............................  2,315   2,386,950
Union County (GO) Series B (ETM)
     3.000%, 03/01/22..............................     45      46,264
                                                           -----------
TOTAL NEW JERSEY...................................         25,389,789
                                                           -----------

NEW MEXICO -- (1.1%)
City of Albuquerque (GO) Series A
     5.000%, 07/01/24..............................  1,300   1,492,543
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
     4.000%, 09/01/20..............................    945     988,905

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
NEW MEXICO -- (Continued)
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
     4.000%, 08/01/19.............................. $ 1,000 $ 1,026,110
     4.000%, 08/01/20..............................     125     130,632
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
     5.000%, 07/01/19..............................   2,000   2,071,920
     5.000%, 07/01/27..............................   2,000   2,380,100
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
     4.000%, 07/01/20..............................   4,100   4,278,924
Santa Fe County (GO)
     5.000%, 07/01/22..............................   1,000   1,111,640
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
     5.000%, 08/01/20..............................   3,270   3,488,894
     5.000%, 08/01/24..............................   2,000   2,289,940
                                                            -----------
TOTAL NEW MEXICO...................................          19,259,608
                                                            -----------

NEW YORK -- (4.8%)
Brewster Central School District (GO) (ST AID
 WITHHLDG)
     2.000%, 10/01/19..............................   1,000   1,002,910
City of New York (GO) Series A
     5.000%, 08/01/24..............................     860     984,674
     5.000%, 08/01/26..............................   5,000   5,873,250
City of New York (GO) Series B
     5.000%, 08/01/19..............................     600     623,634
     5.000%, 08/01/21..............................     450     490,595
     5.000%, 08/01/22..............................     600     666,972
City of New York (GO) Series C
     5.000%, 08/01/20..............................   5,625   5,998,950
City of New York (GO) Series D
     5.000%, 08/01/22..............................   1,055   1,172,759
City of New York (GO) Series E
     5.000%, 08/01/21..............................   3,975   4,333,585
     5.000%, 08/01/23..............................   6,000   6,780,420
City of New York (GO) Series G
     5.000%, 08/01/19..............................   3,500   3,637,865
New York State Dormitory Authority (RB) Series A
     3.000%, 07/01/20..............................   1,615   1,652,468
     5.000%, 03/15/23..............................     200     225,424
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22..............................  10,200  11,247,336
     5.000%, 02/15/24..............................   4,900   5,578,601
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19..............................     825     847,943
New York State Dormitory Authority (RB) Series D
     5.000%, 02/15/24..............................   9,950  11,327,975

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series E
     5.000%, 03/15/21.............................. $2,000 $ 2,164,720
New York State Urban Development Corp. (RB)
 Series A
     5.000%, 03/15/19..............................  1,630   1,675,330
     5.000%, 03/15/25..............................  3,440   3,977,294
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/18..............................  4,225   4,311,275
Penfield Central School District (GO) (ASSURED
 GTY) (ST AID WITHHLDG)
     3.750%, 06/15/19..............................    150     153,276
Sachem Central School District (GO) (ST AID
 WITHHLDG)
     5.000%, 10/15/19..............................  1,300   1,359,566
Town of Cheektowaga (GO)
     5.000%, 07/15/23..............................    300     339,810
Town of Huntington (GO)
     2.000%, 12/01/23..............................    100      98,695
Triborough Bridge & Tunnel Authority (RB)
     4.000%, 11/15/27..............................  1,250   1,398,075
Triborough Bridge & Tunnel Authority (RB) Series
 B
     5.000%, 11/15/20..............................  4,000   4,300,440
                                                           -----------
TOTAL NEW YORK.....................................         82,223,842
                                                           -----------

NORTH CAROLINA -- (5.1%)
City of Charlotte (GO) Series A
     5.000%, 07/01/18..............................  4,380   4,403,477
City of Charlotte Water & Sewer System Revenue
 (RB)
     5.000%, 07/01/19..............................  2,000   2,072,640
City of Raleigh (GO) Series A
     5.000%, 09/01/22..............................  2,685   3,003,280
Forsyth County (GO)
     4.000%, 12/01/21..............................  3,500   3,729,425
Guilford County (GO) Series A
     5.000%, 02/01/22..............................  1,800   1,989,846
Guilford County (GO) Series B
     5.000%, 05/01/24..............................  5,000   5,752,250
Johnston County (GO)
     4.000%, 02/01/20..............................  3,735   3,872,336
Johnston County (GO) Series A
     5.000%, 02/01/21..............................  2,995   3,233,911
Moore County (GO)
     5.000%, 06/01/22..............................  2,740   3,036,687
New Hanover County (GO)
     4.000%, 08/01/19..............................  2,280   2,342,677
     5.000%, 02/01/23..............................    250     281,623

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NORTH CAROLINA -- (Continued)
North Carolina Eastern Municipal Power Agency (RB)
 Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22............................. $9,700 $10,950,136
North Carolina State (GO) Series B
            5.000%, 06/01/25.............................  8,000   9,369,600
North Carolina State (GO) Series C
            5.000%, 05/01/20.............................  3,270   3,470,386
            5.000%, 05/01/21.............................  4,625   5,029,502
North Carolina State (GO) Series D
            4.000%, 06/01/21.............................  5,000   5,300,350
            4.000%, 06/01/23.............................  8,700   9,448,722
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................  5,000   5,160,450
Wake County (GO)
            5.000%, 09/01/21.............................  1,450   1,588,953
Wake County (GO) Series C
            5.000%, 03/01/24.............................  3,000   3,443,040
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         87,479,291
                                                                 -----------

OHIO -- (5.3%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21.............................  2,645   2,810,841
City of Cincinnati (GO) Series C
            5.000%, 12/01/19.............................  2,955   3,099,293
City of Columbus (GO) Series 1
            5.000%, 07/01/22.............................  4,100   4,569,860
City of Columbus (GO) Series A
            2.000%, 08/15/20.............................  3,285   3,289,336
            3.000%, 07/01/21.............................    470     483,165
            3.000%, 07/01/22.............................    700     721,308
            2.000%, 08/15/22.............................  6,160   6,063,165
            4.000%, 07/01/23.............................  4,995   5,411,183
            4.000%, 04/01/27.............................  8,800   9,759,640
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.............................    200     219,612
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44 (Pre-refunded @ $100,
            7/1/20)......................................  1,875   2,002,125
Ohio State (GO)
            5.000%, 09/01/19.............................  6,000   6,252,780
Ohio State (GO) Series A
            5.000%, 09/01/19.............................    550     573,172
            5.000%, 05/01/20.............................  1,555   1,646,838
            3.000%, 02/01/22.............................    500     514,665
            5.000%, 08/01/22.............................  4,005   4,453,760
            5.000%, 08/01/22.............................  3,000   3,336,150
            5.000%, 09/15/22.............................    500     557,345
            5.000%, 09/15/22.............................    250     278,673
            5.000%, 09/01/25.............................  5,550   6,482,011
Ohio State (GO) Series B
            5.000%, 08/01/19.............................    200     207,928

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
OHIO -- (Continued)
     5.000%, 09/15/19.............................. $2,065 $ 2,154,518
     5.000%, 08/01/20..............................  3,020   3,218,716
     5.000%, 06/15/21..............................  1,500   1,631,130
     5.000%, 06/15/22..............................  4,000   4,438,680
Ohio State (GO) Series C
     5.000%, 09/15/21..............................  1,000   1,093,150
     5.000%, 09/15/21..............................  4,500   4,919,175
     5.000%, 08/01/27..............................  6,880   8,235,429
Upper Arlington City School District (GO) Series
 A
     5.000%, 12/01/27..............................  3,190   3,856,582
                                                           -----------
TOTAL OHIO.........................................         92,280,230
                                                           -----------

OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
     5.000%, 03/01/19..............................  1,310   1,344,807
                                                           -----------

OREGON -- (1.7%)
City of Portland (GO) Series B
     4.000%, 06/01/20..............................    935     975,439
City of Portland Sewer System Revenue (RB)
 Series A
     5.000%, 06/15/26..............................  1,550   1,824,397
City of Portland Water System Revenue (RB)
 Series A
     5.000%, 04/01/21..............................  8,000   8,680,640
Clackamas County School District No. 46 Oregon
 Trail (GO) (SCH BD GTY)
     5.000%, 06/15/22..............................  1,215   1,350,788
Deschutes County Administrative School District
 No. 1 Bend-La Pine (GO) (SCH BD GTY)
     5.000%, 06/15/27..............................  4,680   5,594,940
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
     5.000%, 06/15/23..............................  3,355   3,788,298
Oregon State (GO) Series A
     5.000%, 05/01/21..............................    200     217,248
Oregon State (GO) Series G
     5.000%, 12/01/24..............................  2,290   2,648,889
Oregon State Department of Transportation (RB)
 Series B
     5.000%, 11/15/26..............................  3,500   4,168,815
Portland Community College District (GO)
     5.000%, 06/15/18..............................    760     762,994
                                                           -----------
TOTAL OREGON.......................................         30,012,448
                                                           -----------

PENNSYLVANIA -- (1.3%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18..............................  1,500   1,507,845

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22............................. $11,260 $12,329,587
Monroe County (GO)
    4.000%, 12/15/18.............................     400     405,540
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   5,926,484
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 07/01/19.............................   1,300   1,346,592
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,148,015
                                                          -----------
TOTAL PENNSYLVANIA...............................          22,664,063
                                                          -----------

RHODE ISLAND -- (1.5%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.............................   8,000   8,315,120
    5.000%, 08/01/22.............................   1,605   1,782,096
Rhode Island State (GO) Series C
    5.000%, 08/01/19.............................   9,185   9,546,797
    5.000%, 08/01/20.............................   4,870   5,188,254
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................     685     760,583
                                                          -----------
TOTAL RHODE ISLAND...............................          25,592,850
                                                          -----------

SOUTH CAROLINA -- (3.0%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................   3,485   3,850,960
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................   4,120   4,549,428
Charleston County (GO) Series A
    5.000%, 11/01/22.............................   4,780   5,356,659
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................   2,020   2,180,024
City of Charleston SC Waterworks & Sewer System
 Revenue (RB)
    5.000%, 01/01/20.............................   1,805   1,897,398
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................     385     418,972
Clemson University (RB)
    3.000%, 05/01/21.............................     350     358,897
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
    5.000%, 03/01/25.............................   1,430   1,657,041
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20.............................   3,335   3,521,293
    5.000%, 03/01/21.............................   3,170   3,426,707

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19............................. $  945 $   970,430
Richland County School District No. 1 (GO)
 Series A (SCSDE)
    5.000%, 03/01/20.............................  5,480   5,786,113
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................  2,085   2,250,174
South Carolina State (GO) Series A
    5.000%, 06/01/19.............................  2,500   2,584,375
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,266,810
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.............................  1,900   2,010,903
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21.............................  3,790   4,094,754
                                                         -----------
TOTAL SOUTH CAROLINA.............................         51,180,938
                                                         -----------

TENNESSEE -- (3.1%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................  3,150   3,317,485
City of Johnson City (GO)
    3.000%, 06/01/19.............................    875     886,559
City of Maryville (GO) Series A
    5.000%, 06/01/22.............................  1,865   2,067,707
City of Memphis (GO) Series A
    5.000%, 11/01/22.............................  9,695  10,842,500
    5.000%, 04/01/25.............................  1,945   2,255,967
City of Pigeon Forge (GO)
    4.000%, 06/01/21.............................    670     709,007
Hamilton County (GO) Series B
    3.000%, 03/01/22.............................  4,550   4,698,193
Knox County (GO)
    5.000%, 06/01/20.............................  2,585   2,747,674
Maury County (GO)
    5.000%, 04/01/21.............................  5,105   5,524,274
Maury County (GO) Series B
    5.000%, 04/01/19.............................  1,000   1,029,510
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 07/01/22.............................  1,000   1,111,220
Metropolitan Government of Nashville & Davidson
 County (GO) Series A
    5.000%, 01/01/20.............................  1,100   1,155,748
Putnam County (GO)
    4.000%, 04/01/23.............................    975   1,051,109
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  7,000   7,407,190

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TENNESSEE -- (Continued)
Sumner County (GO)
            5.000%, 06/01/21............................. $  110 $   119,672
Tennessee State (GO) Series A
            4.000%, 09/01/18.............................  3,325   3,350,902
Tennessee State (GO) Series B
            5.000%, 08/01/20.............................  1,945   2,077,863
Town of Greeneville (GO)
            3.000%, 06/01/21.............................  1,360   1,394,258
Williamson County (GO) Series A
            4.000%, 05/01/22.............................    300     321,387
Wilson County (GO) Series B
            4.000%, 04/01/20.............................  1,040   1,081,049
                                                                 -----------
TOTAL TENNESSEE..........................................         53,149,274
                                                                 -----------

TEXAS -- (14.4%)
Aldine Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/25.............................  4,750   5,477,177
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20.............................    350     372,873
City of Arlington (GO) Series A
            3.000%, 08/15/20.............................  1,700   1,736,244
City of Austin (GO)
            5.000%, 09/01/20.............................  1,655   1,769,807
City of Dallas (GO)
            5.000%, 02/15/21.............................  9,505  10,206,754
City of Denton (GO)
            4.000%, 02/15/22.............................  2,510   2,671,318
City of El Paso (GO)
            5.000%, 08/15/19.............................  3,505   3,647,338
City of Fort Worth (GO) Series A
            5.000%, 03/01/25.............................  5,000   5,749,800
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    400     410,224
City of Houston (GO) Series A
            5.000%, 03/01/21.............................  3,100   3,339,506
            5.000%, 03/01/22.............................  5,890   6,467,456
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100,
            5/15/19).....................................  4,735   4,902,998
City of Lubbock (GO)
            5.000%, 02/15/19.............................  3,000   3,075,000
            5.000%, 02/15/23.............................  1,000   1,119,260
City of Richardson (GO)
            5.000%, 02/15/27.............................  1,715   2,030,457
City of San Antonio (GO)
            5.000%, 02/01/20.............................  1,000   1,054,060
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.............................    720     775,836
            5.000%, 02/01/21.............................  3,000   3,232,650

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TEXAS -- (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
 Series D
            5.000%, 02/01/19............................. $  400 $  409,748
City of Southlake (GO)
            3.000%, 02/15/23.............................  1,510  1,558,305
Clear Creek Independent School District (GO) Series A
 (PSF-GTD)
            5.000%, 02/15/25.............................  2,175  2,509,450
Cypress-Fairbanks Independent School District (GO)
 (PSF-GTD)
            5.000%, 02/15/21.............................  3,500  3,775,135
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21.............................  2,545  2,793,621
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  3,480  3,567,835
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.............................    500    572,905
Galveston County (GO)
            5.000%, 02/01/22.............................  1,000  1,099,390
Grayson County (GO)
            5.000%, 01/01/21.............................  1,990  2,132,802
Harris County (GO) Series A
            4.000%, 10/01/18.............................    880    888,184
            5.000%, 10/01/19.............................  4,345  4,536,310
            5.000%, 10/01/19.............................  3,500  3,654,105
Harris County Metropolitan Transit Authority (RB) Series
 B (ETM)
            4.000%, 11/01/18.............................    400    404,396
Hays Consolidated Independent School District (GO)
 (PSF-GTD)
            5.000%, 08/15/23.............................  1,355  1,532,464
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22.............................  1,000  1,108,040
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................  1,790  1,885,318
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
            5/15/21).....................................  3,225  3,662,374
Humble Independent School District (GO) Series A
 (PSF-GTD)
            2.000%, 02/15/19.............................    100    100,193
            5.500%, 02/15/25.............................  7,000  8,307,810
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20.............................  3,820  4,023,415
La Porte Independent School District (GO)
            5.000%, 02/15/21.............................  1,700  1,831,733

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
Lake Travis Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20.............................. $ 3,480 $ 3,665,310
Mansfield Independent School District (GO)
     5.000%, 02/15/20..............................   1,000   1,054,880
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
     5.000%, 02/15/22..............................     895     987,588
North Texas Municipal Water District Water
 System Revenue (RB)
     5.000%, 09/01/24..............................   5,715   6,539,332
Northside Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/23..............................   4,535   5,078,021
     5.000%, 08/15/25..............................   1,880   2,185,782
Northside Independent School District (GO)
 Series A (PSF-GTD)
     4.000%, 08/15/24..............................   5,215   5,670,426
Northwest Independent School District (GO)
 Series A (PSF-GTD)
     5.000%, 02/15/24..............................   1,695   1,927,774
Permanent University Fund (RB)
     5.000%, 07/01/23..............................   3,500   3,966,655
Permanent University Fund - University of Texas
 System (RB) Series B
     5.000%, 07/01/26..............................   5,500   6,496,160
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24..............................  11,000  12,504,250
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   4,100   4,318,325
Spring Independent School District (GO) (BAM)
     5.000%, 08/15/24..............................   4,985   5,683,797
Spring Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/19..............................   5,000   5,201,100
Tarrant Regional Water District (RB)
     6.000%, 09/01/24..............................   3,450   4,164,012
Texas A&M University (RB) Series B
     5.000%, 05/15/21..............................   4,000   4,349,280
Texas State (GO)
     5.000%, 04/01/19..............................   4,500   4,631,535
     5.000%, 04/01/23..............................  10,000  11,257,500
     5.000%, 10/01/23..............................  15,345  17,425,629
     5.000%, 04/01/25..............................   1,000   1,160,560
Texas State (GO) Series A
     5.000%, 10/01/19..............................   1,900   1,983,657

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26............................. $   300 $    358,185
    5.000%, 10/01/26.............................   4,340    5,136,911
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19.............................   5,000    5,148,900
    5.000%, 04/01/20.............................   7,900    8,351,880
Trinity River Authority Central Regional
 Wastewater System Revenue (RB)
    5.000%, 08/01/27.............................   3,150    3,756,312
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.............................   2,500    2,928,400
    5.000%, 08/15/26.............................   1,500    1,781,505
Via Metropolitan Transit (RB)
    5.000%, 07/15/20.............................   2,495    2,656,551
                                                          ------------
TOTAL TEXAS......................................          248,762,508
                                                          ------------

UTAH -- (1.0%)
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................   2,135    2,189,272
Utah State (GO)
    5.000%, 07/01/22.............................  11,285   12,578,261
Utah State (GO) Series C
    5.000%, 07/01/19.............................   1,100    1,140,854
Washington County School District Board of
 Education (GO) (SCH BD GTY)
    5.000%, 03/01/20.............................   2,135    2,251,485
                                                          ------------
TOTAL UTAH.......................................           18,159,872
                                                          ------------

VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................   1,270    1,445,133
Vermont State (GO) Series C
    4.000%, 08/15/23.............................     225      244,865
Vermont State (GO) Series F
    5.000%, 08/15/20.............................   1,100    1,177,440
                                                          ------------
TOTAL VERMONT....................................            2,867,438
                                                          ------------

VIRGINIA -- (3.3%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................   3,000    3,285,450
    5.000%, 09/01/22.............................   2,050    2,291,203
City of Lynchburg (GO)
    5.000%, 02/01/20.............................   1,390    1,464,407
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................     515      515,324

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19............................. $2,505 $ 2,615,646
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,481,340
City of Richmond (GO) Series B
    5.000%, 07/15/25.............................  5,350   6,230,236
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................  3,635   4,284,393
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.............................  1,000   1,039,850
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,711,400
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,500   2,611,150
    5.000%, 10/01/19.............................  3,880   4,052,505
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  6,925   7,232,885
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,489,120
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................    250     268,970
Spotsylvania County Water & Sewer System Revenue
 (RB)
    5.000%, 06/01/19.............................  2,885   2,983,003
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  6,250   6,832,375
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,061,420
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     800,689
                                                         -----------
TOTAL VIRGINIA...................................         57,251,366
                                                         -----------

WASHINGTON -- (6.9%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,262,919
City of Seattle (GO)
    5.000%, 12/01/19.............................  1,500   1,574,205
    5.000%, 12/01/20.............................  2,745   2,956,090
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665   3,920,121
    5.000%, 07/01/27.............................  8,400  10,019,016

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20............................. $  350 $  374,196
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 06/01/19.............................  1,525  1,576,972
    5.000%, 06/01/22.............................    310    344,078
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  6,695,400
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000  1,064,480
    4.000%, 12/01/22.............................  2,630  2,825,646
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200    217,274
King County (GO)
    5.000%, 01/01/21.............................    425    457,674
King County (GO) Series A
    5.000%, 07/01/19.............................  1,110  1,151,225
    5.000%, 07/01/20.............................  2,650  2,824,449
King County (GO) Series E
    5.000%, 12/01/19.............................  1,300  1,364,311
    5.000%, 12/01/25.............................    955  1,121,800
King County School District No. 403 Renton (GO)
 (SCH BD GTY)
    5.000%, 12/01/19.............................  1,150  1,205,971
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,528,185
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  3,992,205
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,065,190
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................  1,000  1,111,640
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,097,699
Skagit County School District No. 103 (GO) (SCH
 BD GTY)
    5.000%, 12/01/19.............................  1,925  2,017,766
    5.000%, 12/01/20.............................  2,245  2,415,889
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,736,873
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  2,748,132

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Snohomish County School District No. 201
 Snohomish (GO) (SCH BD GTY)
    5.000%, 12/01/25............................. $4,000 $4,674,560
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,037,480
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,146,545
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150    164,654
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    467,292
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505  7,236,682
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500    504,060
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................    225    245,669
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750    850,725
Washington State (GO) Series B
    5.000%, 07/01/25.............................  1,500  1,747,725
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900    921,528
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000  2,047,840
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610  1,705,666
Washington State (GO) Series R-2012D
    5.000%, 07/01/20.............................  5,000  5,323,650
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.............................  7,000  7,629,300
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000  1,005,380
    5.000%, 07/01/22.............................  3,720  4,138,426
Washington State (GO) Series R-2015C
    5.000%, 07/01/20.............................  2,000  2,129,460
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000  5,449,500
Washington State (GO) Series R-C
    5.000%, 07/01/19.............................  1,750  1,813,752

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-D
     5.000%, 07/01/23.............................. $3,800 $  4,302,702
                                                           ------------
TOTAL WASHINGTON...................................         120,212,002
                                                           ------------

WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
     4.000%, 05/01/20..............................    130      135,118
West Virginia State (GO) Series A
     5.000%, 06/01/19..............................  9,525    9,850,660
                                                           ------------
TOTAL WEST VIRGINIA................................           9,985,778
                                                           ------------

WISCONSIN -- (1.3%)
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19..............................  6,220    6,364,553
City of Oshkosh (GO) Series B
     3.000%, 12/01/23..............................    445      459,805
Oregon School District (GO)
     3.000%, 03/01/21..............................    430      439,262

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
WISCONSIN -- (Continued)
Sun Prairie Area School District (GO)
    4.000%, 03/01/20............................. $  570 $      590,794
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150      2,218,348
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  5,610      6,025,084
Wisconsin State (GO) Series 3
    5.000%, 11/01/22.............................  3,110      3,483,760
Wisconsin State (GO) Series C
    5.000%, 05/01/20.............................  3,295      3,494,908
                                                         --------------
TOTAL WISCONSIN..................................            23,076,514
                                                         --------------
TOTAL MUNICIPAL BONDS............................         1,731,200,139
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,752,341,146)..........................         $1,731,200,139
                                                         ==============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Municipal Bonds...............   --    $1,731,200,139   --    $1,731,200,139
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,731,200,139   --    $1,731,200,139
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) Series A
 (AGM)
(currency)  4.500%, 08/01/23............................. $   850 $   879,121
Alameda County Transportation Authority (RB)
            5.000%, 03/01/20.............................   4,500   4,764,735
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................     400     416,364
            5.000%, 08/01/19.............................   7,200   7,494,552
Bay Area Toll Authority (RB)
            5.000%, 04/01/19.............................     775     798,297
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100,
            4/1/19)......................................   1,000   1,030,060
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................   8,125   8,378,419
(currency)  5.625%, 04/01/44 (Pre-refunded @ $100,
            4/1/19)......................................  14,075  14,577,618
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21.............................     500     530,350
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................     500     514,250
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     295     337,285
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     383,599
Beverly Hills Unified School District (GO)
            2.000%, 08/01/18.............................     750     750,893
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................     850     877,761
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @ $100,
            10/1/18).....................................  22,630  23,070,832
(currency)  5.000%, 08/15/39 (Pre-refunded @ $100,
            8/15/19).....................................  11,190  11,656,063

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series A
(currency)  6.000%, 07/01/39 (Pre-refunded @ $100,
            7/1/19)...................................... $ 6,100 $ 6,393,593
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18).....................................   9,650   9,837,982
California Municipal Finance Authority
(currency)  5.500%, 02/01/39 (Pre-refunded @ $100,
            2/1/19)......................................   7,000   7,197,540
California Municipal Finance Authority (RB)
(currency)  5.875%, 10/01/34 (Pre-refunded @ $100,
            10/1/18).....................................   8,000   8,136,960
California State (GO)
            5.000%, 08/01/18.............................   5,000   5,042,000
            5.000%, 08/01/18.............................   2,200   2,218,480
            5.000%, 08/01/18.............................   5,540   5,586,536
            5.000%, 09/01/18.............................     250     252,810
            5.000%, 09/01/18.............................   4,500   4,550,580
            5.000%, 10/01/18.............................   9,500   9,632,905
            5.000%, 10/01/18.............................   5,000   5,069,950
            5.000%, 11/01/18.............................   2,000   2,033,640
            5.000%, 02/01/19.............................  10,940  11,209,124
            5.000%, 04/01/19.............................   5,960   6,138,085
            5.500%, 04/01/19.............................  11,420  11,812,734
            5.000%, 08/01/19.............................   2,340   2,433,647
            5.000%, 08/01/19.............................   4,460   4,638,489
            5.000%, 09/01/19.............................   1,000   1,042,540
            5.000%, 10/01/19.............................   5,340   5,580,460
            5.000%, 10/01/19.............................   1,500   1,567,545
            5.000%, 10/01/19.............................   5,000   5,225,150
            2.000%, 11/01/19.............................   8,000   8,027,040
            5.000%, 11/01/19.............................   2,955   3,095,422
            5.000%, 02/01/20.............................  12,870  13,572,573
            5.000%, 04/01/20.............................   3,705   3,925,559
            5.000%, 04/01/20.............................     325     344,347
            5.000%, 08/01/20.............................   2,415   2,582,166
            5.000%, 08/01/20.............................   3,985   4,260,842
            5.000%, 09/01/20.............................     700     750,050
            5.000%, 10/01/20.............................   3,410   3,661,556
            5.000%, 10/01/20.............................   1,610   1,728,770
            5.000%, 10/01/20.............................   1,580   1,696,557
            5.000%, 10/01/20.............................  11,000  11,811,470
            5.000%, 11/01/20.............................   8,000   8,608,160

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 02/01/21............................. $   650 $   703,125
            5.000%, 02/01/21.............................   1,575   1,703,725
            5.000%, 04/01/21.............................     795     863,585
            5.000%, 08/01/21.............................   8,060   8,824,330
            5.000%, 09/01/21.............................   7,845   8,604,788
            5.000%, 09/01/21.............................   1,570   1,722,054
            5.000%, 09/01/21.............................   2,645   2,901,168
            5.000%, 10/01/21.............................   5,300   5,823,905
            5.000%, 12/01/21.............................   2,000   2,205,560
            5.000%, 03/01/22.............................   1,075   1,191,229
            5.000%, 04/01/22.............................   1,800   1,997,982
            5.000%, 08/01/22.............................   2,250   2,514,712
            5.000%, 08/01/22.............................     785     877,355
            5.250%, 09/01/22.............................   5,750   6,495,832
            5.250%, 10/01/22.............................     500     565,830
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................   4,930   5,130,750
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100,
            7/1/19)......................................   2,820   2,934,830
California State (GO) Series A (ETM)
            4.600%, 07/01/19.............................   1,000   1,033,260
            5.000%, 07/01/19.............................   6,955   7,218,247
California State (GO) Series B
            5.000%, 09/01/18.............................   3,000   3,033,720
            5.000%, 09/01/20.............................   3,600   3,857,400
            5.000%, 09/01/21.............................     840     921,354
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................   2,070   2,176,398
            5.000%, 12/01/22.............................   3,355   3,790,244
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/22.............................      35      39,328
California State Department of Water Resources Power
 Supply Revenue (RB) Series F-3
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100,
            5/1/18)......................................   5,000   5,000,000
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/18.............................   2,680   2,680,000
            5.000%, 05/01/19.............................  14,710  15,201,314
            5.000%, 05/01/20.............................   2,575   2,737,508
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100,
            5/1/20)......................................   2,500   2,655,750

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            5.000%, 05/01/18............................. $   500 $   500,000
            4.000%, 05/01/19.............................   1,515   1,550,678
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  12,855  14,030,333
California State Public Works Board (RB)
(currency)  6.375%, 11/01/34 (Pre-refunded @ $100,
            11/1/19).....................................   2,250   2,403,472
California State Public Works Board (RB) Series C
(currency)  6.250%, 04/01/34 (Pre-refunded @ $100,
            4/1/19)......................................   2,980   3,103,223
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30 (Pre-refunded @ $100,
            10/1/19).....................................   5,735   6,055,529
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21.............................   1,050   1,153,467
California State Public Works Board (RB) Series I-1
(currency)  6.125%, 11/01/29 (Pre-refunded @ $100,
            11/1/19).....................................   5,700   6,067,821
California State University (RB) Series A
            5.000%, 11/01/18.............................     150     152,523
            5.000%, 11/01/18.............................   1,000   1,016,820
            5.000%, 11/01/18.............................     555     564,335
            5.000%, 11/01/19.............................   3,660   3,837,803
            5.000%, 11/01/19.............................   1,000   1,048,580
            5.000%, 11/01/21.............................   2,595   2,865,010
(currency)  5.250%, 11/01/34 (Pre-refunded @ $100,
            5/1/19)......................................   9,275   9,601,109
(currency)  6.000%, 11/01/40 (Pre-refunded @ $100,
            5/1/19)......................................   2,000   2,084,080
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 05/15/40 (Pre-refunded @ $100,
            5/15/18).....................................  11,435  11,452,496
(currency)  6.000%, 07/01/40 (Pre-refunded @ $100,
            1/1/19)......................................   6,135   6,307,393
(currency)  6.125%, 07/01/46 (Pre-refunded @ $100,
            1/1/19)......................................   2,570   2,644,350

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
California Statewide Communities Dev. Authority (RB) (CA
 MTG INS)
(currency)  5.750%, 08/15/38 (Pre-refunded @ $100,
            8/15/18)..................................... $ 3,000 $ 3,035,040
California Statewide Communities Dev. Authority (RB)
 (FHA INS)
(currency)  6.625%, 08/01/29 (Pre-refunded @ $100,
            8/1/19)......................................   2,225   2,355,029
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................   1,160   1,180,660
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................   3,050   3,295,830
Chabot-Las Positas Community College District (GO)
 Series A
            3.000%, 08/01/18.............................     500     501,710
City & County of San Francisco (GO) Series A
            4.000%, 06/15/18.............................     620     621,798
            4.750%, 06/15/19.............................     650     672,029
            5.000%, 06/15/20.............................     750     800,483
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.............................     865     923,223
            5.000%, 06/15/21.............................     250     273,838
City of Berkeley (RN)
            3.000%, 07/19/18.............................   9,000   9,026,190
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................     815     843,183
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................  26,960  27,432,609
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.............................   9,400  10,087,798
City of Los Angeles (GO) Series B
            5.000%, 09/01/18.............................   7,000   7,078,680
            5.000%, 09/01/21.............................   1,250   1,374,450
City of Los Angeles (RN)
            5.000%, 06/28/18.............................  18,610  18,708,819
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38 (Pre-refunded @ $100,
            5/15/18).....................................  28,500  28,536,480
City of Los Angeles Wastewater System Revenue (RB)
 Series A
(currency)  5.375%, 06/01/39 (Pre-refunded @ $100,
            6/1/19)......................................  17,000  17,667,760

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
City of Los Angeles Wastewater System Revenue (RB)
 Series B
            5.000%, 06/01/21............................. $ 1,400 $ 1,531,880
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................     385     429,075
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24.............................   1,375   1,585,471
City of San Francisco Public Utilities Commission
 Wastewater Revenue (RB) Series A
            5.000%, 10/01/18.............................     800     811,296
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/19.............................   5,920   6,209,370
            5.000%, 11/01/20.............................   3,825   4,126,486
            5.000%, 11/01/21.............................   1,800   1,989,234
            4.000%, 11/01/22.............................   3,000   3,258,180
            5.000%, 11/01/22.............................     500     564,435
            5.000%, 11/01/23.............................   1,835   2,111,975
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series A
(currency)  5.125%, 11/01/39 (Pre-refunded @ $100,
            11/1/19).....................................   9,000   9,448,290
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.............................     760     834,890
City of Torrance (RN)
            2.000%, 07/05/18.............................  13,000  13,008,710
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................     200     203,710
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................   1,000   1,046,860
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................     700     704,095
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     714,955
            5.000%, 10/01/19.............................   1,345   1,407,314
Contra Costa Water District (RB) Series U
            3.000%, 10/01/18.............................     450     452,880
            5.000%, 10/01/19.............................     350     366,216
Desert Community College District (GO)
            5.000%, 08/01/21.............................     665     729,824
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................   1,375   1,383,113

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Dixon Unified School District (GO)
            2.000%, 08/01/18............................. $   735 $   735,875
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................  11,775  12,070,906
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     224,303
East Side Union High School District (GO)
            2.000%, 08/01/18.............................   1,215   1,215,996
            2.000%, 08/01/20.............................   1,055   1,060,307
East Side Union High School District (GO) Series B
            3.000%, 08/01/19.............................   4,000   4,065,320
East Whittier City School District (GO) Series A
            2.000%, 08/01/18.............................   1,000   1,001,190
Eastern Municipal Water District (CP) Series H
(currency)  5.000%, 07/01/33 (Pre-refunded @ $100,
            7/1/18)......................................   3,495   3,514,153
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................     780     815,849
Fontana Unified School District (GO)
            5.000%, 08/01/18.............................   3,140   3,166,847
            5.000%, 08/01/19.............................   1,285   1,337,569
            4.000%, 08/01/20.............................   3,620   3,795,353
            4.000%, 08/01/21.............................     530     564,704
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19.............................     550     565,741
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31 (Pre-refunded @ $100,
            8/1/19)......................................     500     522,955
Fremont Unified School District/ Alameda County (GO)
            5.000%, 08/01/18.............................     750     756,263
Fremont Union High School District (GO)
            5.000%, 08/01/20.............................   1,000   1,071,280
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23.............................   1,900   2,074,477
Glendora Unified School District (GO)
            4.000%, 08/01/18.............................     890     895,313
Grossmont Union High School District (GO)
            4.000%, 08/01/20.............................   2,420   2,538,338

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Kern County (CP) Series A (AGC)
(currency)  5.750%, 08/01/35 (Pre-refunded @ $100,
            2/1/19)...................................... $   520 $   535,636
Lindsay Unified School District (GO) Series A (AGC)
(currency)  5.500%, 08/01/33 (Pre-refunded @ $100,
            8/1/18)......................................   1,510   1,524,118
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20.............................     800     855,928
Los Altos Elementary School District (GO)
            5.000%, 08/01/19.............................     975   1,014,887
            4.000%, 08/01/21.............................   1,550   1,653,509
Los Angeles Community College District (GO)
            5.000%, 08/01/21.............................   2,890   3,172,671
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20.............................  10,000  10,710,600
            5.000%, 08/01/21.............................   1,875   2,058,394
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20.............................   1,025   1,097,837
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33 (Pre-refunded @ $100,
            8/1/18)......................................   3,375   3,402,844
Los Angeles Community College District (GO) Series G
            5.000%, 08/01/23.............................   3,350   3,830,189
Los Angeles County Metropolitan Transportation Authority
 (RB) Series A
            5.000%, 07/01/18.............................   4,650   4,676,505
            5.000%, 07/01/19.............................   4,000   4,158,000
            5.000%, 07/01/20.............................   3,085   3,292,836
Los Angeles County Metropolitan Transportation Authority
 (RB) Series B
            5.000%, 07/01/18.............................   2,040   2,051,628
Los Angeles County Metropolitan Transportation Authority
 (RB) Series C
            5.000%, 07/01/21.............................   1,400   1,531,712
Los Angeles Department of Water (RB) Series B
            5.000%, 07/01/19.............................   1,000   1,038,560
Los Angeles Department of Water & Power (RB) Series A
            5.000%, 07/01/18.............................   2,375   2,388,371
            5.000%, 07/01/18.............................     125     125,704
            5.000%, 07/01/19.............................   4,230   4,393,616

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 07/01/19.............................. $2,250 $2,337,030
     5.000%, 07/01/21..............................  2,000  2,193,980
     5.000%, 07/01/21..............................  1,750  1,919,732
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/19..............................  3,590  3,727,569
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/18..............................  1,000  1,003,870
     5.000%, 07/01/19..............................  5,530  5,741,910
     5.000%, 07/01/19..............................  4,000  4,153,280
     5.000%, 07/01/21..............................  3,500  3,837,190
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,411,948
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22..............................  1,350  1,513,296
Los Angeles Unified School District (GO) Series
 B-1
     5.000%, 07/01/19..............................  6,080  6,312,986
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/20..............................  1,895  2,026,001
     5.000%, 07/01/22..............................  5,560  6,232,538
     5.000%, 07/01/23..............................  2,000  2,285,540
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/19..............................  3,390  3,519,905
Los Rios Community College District (GO) Series C
     2.000%, 08/01/19..............................  2,265  2,275,011
Los Rios Community College District (GO) Series F
     2.000%, 08/01/19..............................  2,740  2,752,111
     2.000%, 08/01/20..............................  2,365  2,377,416
Manhattan Beach Unified School District (GO)
 Series A-MEASURE C
     3.000%, 09/01/18..............................  2,830  2,843,159
     4.000%, 09/01/19..............................  1,000  1,030,470
     5.000%, 09/01/20..............................  1,575  1,692,259
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    535,060
Metropolitan Water District of Southern
 California (RB) Series C
     5.000%, 07/01/19..............................  3,000  3,116,040
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    512,565
Municipal Improvement Corp. of Los Angeles (RB)
 Series A
     5.000%, 03/01/19..............................  9,500  9,761,250

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Napa Valley Unified School District (GO) Series B
            3.000%, 08/01/18............................. $1,000 $1,003,440
New Haven Unified School District (GO)
            2.000%, 08/01/18.............................    730    730,723
New Haven Unified School District (GO) (AGM)
            4.000%, 08/01/19.............................  1,430  1,470,927
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21.............................  3,100  3,400,111
Newhall School District (GO)
            --%, 08/01/18................................  6,995  6,965,551
Northern California Power Agency (RB) Series A
            5.000%, 07/01/19.............................  1,000  1,038,680
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/19.............................  1,000  1,040,910
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38 (Pre-refunded @ $100,
            9/1/18)......................................  2,325  2,359,317
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................  5,295  6,094,227
Padre Dam Municipal Water District (CP) Series A
(currency)  5.250%, 10/01/34 (Pre-refunded @ $100,
            10/1/19).....................................  6,100  6,394,142
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18.............................  3,360  3,363,326
            3.000%, 08/01/20.............................  2,185  2,241,002
Palomar Community College District (GO)
            5.000%, 05/01/23.............................    715    813,241
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................    550    584,821
Peralta Community College District (GO)
            5.000%, 08/01/18.............................  1,000  1,008,420
            5.000%, 08/01/19.............................  2,220  2,311,664
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.............................  1,845  2,066,049
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,355,751
Redwood City School District (GO)
            4.000%, 08/01/19.............................  1,000  1,028,620
            4.000%, 08/01/20.............................    450    472,208

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Riverside County (RN)
            2.000%, 06/29/18............................. $12,700 $12,708,128
Rowland Unified School District (GO) Series B
            5.000%, 08/01/18.............................     525     529,489
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.............................     750     824,205
San Diego County Water Authority Financing Corp. (CP)
 Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28 (Pre-refunded @ $100,
            5/1/18)......................................   5,810   5,810,000
(currency)  5.000%, 05/01/38 (Pre-refunded @ $100,
            5/1/18)......................................   1,500   1,500,000
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.............................   1,385   1,473,820
            5.000%, 05/01/21.............................     550     600,457
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................   4,425   4,951,840
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................     350     350,431
(currency)  5.000%, 05/15/22 (Pre-refunded @ $100,
            5/15/19).....................................   1,695   1,751,664
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100,
            5/15/20).....................................   1,235   1,318,264
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19).....................................   3,500   3,627,785
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................   3,650   3,654,489
(currency)  5.000%, 05/15/20 (Pre-refunded @ $100,
            5/15/19).....................................   2,400   2,481,480
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A (ETM)
            5.000%, 08/01/18.............................   1,260   1,270,395
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series B
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100,
            8/1/19)......................................   1,045   1,086,560

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series H-2
     5.000%, 07/01/19.............................. $10,170 $10,559,714
San Diego Unified School District (GO) Series R-3
     5.000%, 07/01/23..............................   2,000   2,285,540
San Diego Unified School District (RAN) Series A
     3.000%, 06/29/18..............................  15,730  15,764,134
San Francisco Bay Area Rapid Transit District
 (GO) Series C
     4.000%, 08/01/19..............................     300     308,736
San Francisco Bay Area Rapid Transit District
 (RB)
     4.000%, 07/01/18..............................   1,000   1,003,770
San Francisco Community College District (GO)
     5.000%, 06/15/18..............................   6,000   6,024,420
     5.000%, 06/15/19..............................   1,625   1,685,661
     5.000%, 06/15/20..............................   2,700   2,881,737
     5.000%, 06/15/22..............................   2,000   2,234,400
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/18..............................     485     486,397
San Francisco County Transportation Authority
 (RB)
     3.000%, 02/01/20..............................   5,000   5,109,600
San Francisco Unified School District (GO)
     5.000%, 06/15/18..............................   5,285   5,306,299
     5.000%, 06/15/21..............................   2,200   2,407,680
San Francisco Unified School District (GO)
 Series A
     2.000%, 06/15/18..............................   6,140   6,142,886
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................   1,500   1,506,045
San Francisco Unified School District (GO)
 Series F&C
     2.000%, 06/15/22..............................   1,750   1,750,665
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................     250     275,148
San Jose Unified School District (GO) Series E
     5.000%, 08/01/18..............................     400     403,420
San Juan Unified School District (GO)
     2.000%, 08/01/19..............................  14,330  14,388,036
     3.000%, 08/01/22..............................   1,200   1,247,616
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     281,663
San Luis Coastal Unified School District (GO)
 Series B
     4.000%, 08/01/18..............................   2,615   2,630,951

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
            4.000%, 09/01/18............................. $   775 $   781,192
            4.000%, 09/01/21.............................   1,310   1,399,224
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................   4,225   4,503,005
Santa Clara County (GO) Series B
            5.000%, 08/01/18.............................   5,000   5,042,100
Santa Clara County Financing Authority (RB) Series A
            5.000%, 02/01/19.............................   3,610   3,702,344
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.............................     315     328,006
Sequoia Union High School District (RAN)
            3.000%, 06/29/18.............................   7,785   7,803,295
Sonoma County (RB) Series A
            5.000%, 09/01/19.............................   6,035   6,293,358
Sonoma Valley Unified School District (GO)
            2.000%, 08/01/18.............................   1,200   1,201,428
            3.000%, 08/01/19.............................     600     609,798
South Bay Union School District/ San Diego County (GO)
 Series A (AGC)
(currency)  6.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/19)......................................     700     736,876
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  27,075  27,157,308
Southern California Public Power Authority (RB)
            5.000%, 07/01/20.............................   1,175   1,255,452
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................   2,230   2,321,229
State Helena Unified School District (GO)
            4.000%, 08/01/18.............................     750     754,575
Tustin Unified School District (GO) Series B
(currency)  6.000%, 08/01/36 (Pre-refunded @ $100,
            8/1/20)......................................   1,500   1,689,690
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,135,514
University of California (RB) Series O
(currency)  5.750%, 05/15/25 (Pre-refunded @ $100,
            5/15/19).....................................   2,000   2,082,200

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          ------      ------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100,
            5/15/19)..................................... $ 1,615 $    1,673,108
Upland Unified School District (GO) Series A (AGM)
(currency)  5.000%, 08/01/26 (Pre-refunded @ $100,
            8/1/18)......................................   1,450      1,461,962
Ventura County
            4.000%, 07/02/18.............................  12,000     12,047,880
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44 (Pre-refunded @ $100,
            8/1/19)......................................   3,150      3,306,271
Walnut Valley Unified School District (GO) Series A
            5.000%, 08/01/19.............................   3,050      3,174,775
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/18.............................   1,415      1,427,098
            5.000%, 08/01/20.............................     820        877,515
            5.000%, 08/01/21.............................   2,350      2,576,728
West Contra Costa Unified School District (GO) Series A
            4.000%, 08/01/18.............................   2,135      2,147,596
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21.............................   1,000      1,127,810
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20.............................   1,045      1,095,024
Whittier Union High School District (GO) Series C
            2.000%, 08/01/18.............................   1,480      1,481,761
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/20.............................   1,000      1,045,060
                                                                  --------------
TOTAL MUNICIPAL BONDS....................................          1,073,527,871
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,078,188,432)..................................          $1,073,527,871
                                                                  ==============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------
                            LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                            ------- -------------- ------- --------------
       Municipal Bonds.....   --    $1,073,527,871   --    $1,073,527,871
                              --    --------------   --    --------------
       TOTAL...............   --    $1,073,527,871   --    $1,073,527,871
                              ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  255,715
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    378,360
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    395,537
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
            10/1/21).....................................    960  1,056,566
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................    855    889,978
            5.000%, 08/01/23.............................  1,905  2,181,130
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................    850    986,569
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    532,090
            5.000%, 08/01/22.............................  1,650  1,844,832
Arcadia Unified School District (GO)
            3.000%, 08/01/26.............................  1,035  1,085,146
Azusa Unified School District (GO)
            4.000%, 07/01/21.............................    400    425,668
            5.000%, 07/01/21.............................    825    903,152
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................  3,450  3,557,605
Berkeley Unified School District (GO)
            5.000%, 08/01/19.............................    325    338,254
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................    600    686,004
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    201,894
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21.............................    145    145,726
            2.000%, 08/01/22.............................  2,805  2,809,516
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     76,386
Burbank Unified School District (GO)
            5.000%, 08/01/24.............................    300    349,152
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................    550    558,800

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18)..................................... $1,000 $1,019,480
California Infrastructure & Economic Dev. Bank (RB)
 (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100,
            1/1/28)......................................    225    274,748
California Infrastructure & Economic Dev. Bank (RB)
 (FGIC) (ETM)
            5.000%, 07/01/25.............................  2,500  2,943,400
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33 (Pre-refunded @ $100,
            1/1/22)......................................    750    847,163
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100,
            1/1/22)......................................  3,905  4,445,179
California State (GO)
            5.000%, 09/01/19.............................  1,795  1,871,359
            3.125%, 10/01/19.............................    100    101,897
            5.000%, 10/01/19.............................  1,000  1,045,030
            5.000%, 10/01/19.............................    500    522,515
            4.000%, 11/01/19.............................    135    139,429
            5.000%, 02/01/20.............................  1,200  1,265,508
            5.250%, 02/01/20.............................    500    529,435
            5.000%, 04/01/20.............................    900    953,577
            5.000%, 08/01/20.............................  1,000  1,069,220
            5.000%, 09/01/20.............................  1,000  1,071,500
            5.000%, 10/01/20.............................  4,040  4,338,031
            5.000%, 10/01/20.............................  1,375  1,476,434
            5.000%, 11/01/20.............................    750    807,015
            4.000%, 12/01/20.............................    750    789,863
            5.000%, 12/01/20.............................  1,240  1,336,993
            5.000%, 02/01/21.............................    700    757,211
            5.000%, 04/01/21.............................    475    515,978
            5.000%, 08/01/21.............................  1,750  1,915,952
            5.000%, 08/01/21.............................  3,500  3,831,905
            5.000%, 09/01/21.............................    175    191,949
            5.000%, 09/01/21.............................    460    504,551
            5.000%, 09/01/21.............................  3,705  4,063,829
            5.000%, 10/01/21.............................    200    219,770
            5.000%, 02/01/22.............................  2,575  2,848,542
            5.000%, 04/01/22.............................    940  1,043,391
            5.000%, 08/01/22.............................  1,250  1,397,062
            4.000%, 09/01/22.............................    525    566,071
            5.000%, 09/01/22.............................    625    699,638
            5.250%, 09/01/22.............................  2,585  2,920,300
            5.000%, 10/01/22.............................  1,000  1,121,170
            5.250%, 10/01/22.............................  2,380  2,693,351
            5.000%, 12/01/22.............................  1,245  1,400,127

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 02/01/23............................. $1,150 $1,296,015
            5.000%, 09/01/23.............................  1,635  1,863,148
            5.000%, 10/01/23.............................    100    114,106
            5.000%, 11/01/23.............................    875  1,000,230
            5.000%, 09/01/24.............................  1,000  1,156,280
            5.000%, 11/01/24.............................    850    985,549
            5.000%, 08/01/25.............................  1,000  1,173,420
            5.000%, 08/01/25.............................  2,250  2,640,195
            5.000%, 10/01/25.............................  1,000  1,176,350
            5.000%, 08/01/26.............................  2,850  3,384,916
            5.000%, 08/01/26.............................  1,000  1,187,690
            5.000%, 08/01/26.............................  1,400  1,662,766
            5.000%, 09/01/26.............................    305    362,517
            3.500%, 08/01/27.............................  2,220  2,396,490
            5.000%, 08/01/27.............................  6,250  7,515,500
California State (GO) Series A (ETM)
            4.400%, 07/01/18.............................    410    411,845
            5.000%, 07/01/19.............................  1,400  1,452,990
California State (GO) Series B
            5.000%, 09/01/21.............................  1,060  1,162,661
            5.000%, 09/01/21.............................  1,700  1,864,645
            5.000%, 09/01/23.............................  2,285  2,603,849
California State Department of Water Resources (RB)
 Series AM
            5.000%, 12/01/22.............................  4,105  4,637,542
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22.............................  3,210  3,626,433
            5.000%, 12/01/23.............................    900  1,038,285
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................    530    557,242
            5.000%, 12/01/22.............................  1,485  1,677,649
            5.000%, 12/01/24.............................  1,000  1,171,320
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/19.............................     15     15,744
            5.000%, 12/01/22.............................     15     16,855
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/19.............................    925    955,895
            5.000%, 05/01/20.............................  3,380  3,593,312
(currency)  5.000%, 05/01/22 (Pre-refunded @ $100,
            5/1/20)......................................    610    648,003
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            4.000%, 05/01/19.............................    455    465,715
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  3,640  3,972,805
            5.000%, 05/01/22.............................  5,190  5,795,881
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/20.............................  1,000  1,071,980

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20............................. $  500 $  537,255
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21.............................  1,740  1,911,460
California State University (RB) Series A
            5.000%, 11/01/18.............................  2,500  2,542,050
            5.000%, 11/01/19.............................  3,000  3,145,740
            5.000%, 11/01/19.............................    450    471,861
            5.000%, 11/01/20.............................    685    738,464
            5.000%, 11/01/25.............................  1,015  1,203,506
            5.000%, 11/01/25.............................  2,000  2,371,440
California State University (RB) Series C (AGM)
            5.000%, 11/01/22.............................    100    112,795
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33 (Pre-refunded @ $100,
            6/1/21)......................................  1,295  1,451,047
Capistrano Unified School District School Facilities
 Improvement District No. 1 (GO)
            4.000%, 08/01/22.............................    170    183,126
Carlsbad Unified School District (GO)
            5.000%, 08/01/21.............................    230    252,420
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21.............................  1,425  1,521,586
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.............................    900  1,008,999
            4.000%, 08/01/23.............................  1,970  2,153,978
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.............................    335    361,261
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24.............................    250    275,205
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.............................    200    213,226
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22.............................  1,835  2,054,851
Chula Vista Municipal Financing Authority (RB)
            5.000%, 05/01/25.............................    250    291,815
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.............................    545    563,470
            5.000%, 06/15/20.............................  1,715  1,830,437
            5.000%, 06/15/22.............................  2,200  2,463,384
City & County of San Francisco (GO) Series B
            4.000%, 06/15/20.............................    800    837,280

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series C
            5.000%, 06/15/20............................. $  575 $  613,703
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20.............................  2,000  2,134,620
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.............................    500    533,655
            5.000%, 06/15/21.............................  2,315  2,535,735
City of Grover Beach (GO)
            5.000%, 09/01/23.............................    360    411,988
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................    250    258,645
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................    500    508,765
City of Los Angeles (GO) Series A
            4.000%, 09/01/18.............................    780    786,178
            5.000%, 09/01/20.............................    445    477,561
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.............................    600    626,250
City of Oakland (GO) Series A
            5.000%, 01/15/25.............................    500    583,735
City of Pacifica
            5.000%, 01/01/24.............................    250    282,808
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................  1,000  1,114,480
City of Riverside Water Revenue (RB) Series A
            5.000%, 10/01/18.............................    300    304,248
City of Sacramento Unified School District (GO)
            5.000%, 07/01/18.............................    300    301,698
            5.000%, 07/01/24.............................  1,800  2,075,526
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            5.000%, 11/01/21.............................    865    955,937
            5.000%, 11/01/22.............................  1,335  1,507,041
            5.000%, 11/01/25.............................  1,000  1,191,030
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series B
            5.000%, 11/01/19.............................    420    440,530
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series F
(currency)  5.000%, 11/01/23 (Pre-refunded @ $100,
            11/1/20).....................................  1,000  1,076,780
(currency)  5.500%, 11/01/30 (Pre-refunded @ $100,
            11/1/20).....................................  1,000  1,088,930

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22............................. $  825 $  889,746
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.............................    900    984,753
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18.............................  2,350  2,352,209
            4.000%, 08/01/18.............................    115    115,673
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100,
            3/1/20)......................................    500    528,765
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................    220    223,106
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23.............................    500    521,480
            5.000%, 08/01/27.............................    150    181,889
Culver City School Facilities Financing Authority (RB)
 (AGM)
            5.500%, 08/01/26.............................    855  1,056,541
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.............................    400    426,584
Davis Joint Unified School District (GO)
            5.000%, 08/01/18.............................    420    423,536
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/22.............................  1,000  1,030,050
Davis Joint Unified School District Community Facilities
 District No. 2 (ST) (AGM)
            3.000%, 08/15/19.............................    500    507,585
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................    425    435,680
            5.000%, 08/01/22.............................    875    980,971
            5.000%, 08/01/23.............................  1,665  1,902,779
East Bay Regional Park District (GO) Series A-1
            5.000%, 09/01/27.............................    550    670,945
East Side Union High School District (GO)
            4.000%, 08/01/21.............................    600    639,678
East Side Union High School District (GO) Series A
            3.000%, 08/01/21.............................    575    594,999
East Side Union High School District (GO) Series D
            3.000%, 08/01/19.............................    825    838,373
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21.............................  1,285  1,364,130

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Enterprise Elementary School District (GO)
    4.000%, 09/01/19............................. $  500 $  515,190
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    214,074
Folsom Cordova Unified School District School
 Facilities Improvement Dist No. 5 (GO) Series C
    5.000%, 10/01/25.............................    100    118,628
Folsom Cordova Unified School District School
 Facilities Improvement Dist. No. 5 (GO) Series
 B (AGM)
    5.000%, 10/01/26.............................    250    300,940
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    624,546
    4.000%, 08/01/21.............................  1,585  1,688,786
    4.000%, 08/01/22.............................    875    944,414
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................    250    289,825
Fresno Unified School District (GO) Series A
 (AGM)
    4.500%, 08/01/20.............................    480    508,406
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24.............................  2,615  2,878,644
Grossmont Healthcare District (GO) Series C
    5.000%, 07/15/23.............................    100    114,166
Grossmont Union High School District (GO)
    5.000%, 08/01/27.............................    500    608,605
Grossmont Union High School District (GO) Series
 A
    5.000%, 08/01/18.............................    200    201,680
Hacienda La Puente Unified School District (GO)
 (NATL-RE)
    5.000%, 08/01/23.............................    225    257,132
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.............................    200    201,598
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.............................    235    236,422
    5.000%, 08/01/20.............................    725    773,865
Kern High School District (GO) (AGM)
    5.000%, 08/01/19.............................    250    260,228
Kern High School District (GO) Series A
    3.000%, 08/01/20.............................  3,885  3,988,030
    3.000%, 08/01/26.............................    895    937,683

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Kern High School District (GO) Series E
     2.000%, 08/01/19.............................. $1,350 $1,355,467
     2.000%, 08/01/20..............................  2,435  2,446,177
     3.000%, 08/01/21..............................    465    480,875
Lakeside Union School District/San Diego County
 (GO)
     5.000%, 08/01/23..............................    695    793,141
Lancaster Financing Authority (NATL) (ETM)
     5.250%, 02/01/20..............................    540    571,120
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................    380    406,915
     4.000%, 08/01/21..............................    500    533,065
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    580,959
Long Beach Unified School District (GO)
     5.000%, 08/01/20..............................  1,500  1,606,590
     5.000%, 08/01/26..............................    200    239,684
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    266,695
     4.000%, 08/01/21..............................    470    501,387
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/23..............................    340    388,736
     5.000%, 08/01/24..............................    250    290,325
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/19..............................    950    988,978
     5.000%, 08/01/25..............................  1,240  1,465,903
     5.000%, 06/01/26..............................  2,500  2,991,050
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................    650    743,171
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A (ETM)
     4.500%, 08/15/18..............................    300    302,439
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/20..............................    300    320,211
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/18..............................    665    668,791
     5.000%, 07/01/19..............................  1,000  1,039,500
     5.000%, 07/01/20..............................    830    885,917
     5.000%, 07/01/21..............................    520    568,922
     5.000%, 07/01/22..............................    870    974,496
     5.000%, 07/01/25..............................  1,590  1,882,385
     5.000%, 07/01/27..............................  3,165  3,855,666

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 06/01/19.............................. $  370 $  383,620
     5.000%, 06/01/20..............................    500    532,520
     5.000%, 07/01/20..............................    525    560,138
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/20..............................    525    560,138
Los Angeles County Public Works Financing
 Authority (RB) Series D
     5.000%, 12/01/25..............................    165    195,071
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/20..............................    500    534,790
     5.000%, 07/01/22..............................    435    487,987
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19..............................  1,195  1,241,223
     5.000%, 07/01/19..............................    370    384,312
     5.000%, 07/01/20..............................    600    641,748
     5.000%, 07/01/21..............................  1,650  1,810,033
     5.000%, 07/01/21..............................  1,000  1,096,990
     5.000%, 07/01/21..............................  2,950  3,236,120
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,027,200
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/20..............................    790    811,377
     5.000%, 07/01/20..............................    150    160,370
     5.000%, 07/01/20..............................    900    962,217
     2.000%, 07/01/22..............................  1,210  1,211,912
     5.000%, 07/01/22..............................  1,115  1,249,870
     5.000%, 07/01/24..............................    220    255,596
     5.000%, 07/01/26..............................  1,050  1,257,291
Los Angeles Unified School District (GO) Series
 A-1
     5.000%, 07/01/21..............................  1,710  1,874,741
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  1,100  1,205,974
Los Angeles Unified School District (GO) Series
 B-1
     5.000%, 07/01/27..............................    500    607,730
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/22..............................    500    560,480
     5.000%, 07/01/23..............................  3,050  3,485,448
Los Angeles Unified School District (GO) Series I
     5.000%, 07/01/19..............................    750    778,740
Los Rios Community College District (GO)
     5.000%, 08/01/19..............................  2,965  3,087,425

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23.............................. $  510 $  583,379
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    491,783
     5.000%, 08/01/22..............................    485    540,596
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,249,037
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    583,582
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    251,513
Metropolitan Water District of Southern
 California (RB) Series A
     5.000%, 07/01/19..............................  1,090  1,132,161
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    442,402
Moreland School District (GO) Series B
     5.000%, 08/01/21..............................    500    549,070
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................  1,470  1,579,882
Morongo Unified School District (GO)
     3.000%, 08/01/22..............................    480    497,261
Morongo Unified School District (GO) Series A
     5.000%, 08/01/24..............................    100    115,499
     5.000%, 08/01/25..............................     80     93,874
     5.000%, 08/01/26..............................    220    261,292
     5.000%, 08/01/27..............................    120    144,408
Mount Diablo Unified School District (GO)
     3.250%, 08/01/19..............................    500    509,705
Mount Diablo Unified School District (GO) Series
 G
     3.000%, 08/01/24..............................    800    835,720
New Haven Unified School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/19..............................     95     98,886
New Haven Unified School District (GO) (ETM)
 (ASSURED GTY)
     5.000%, 08/01/19..............................     55     57,222
Northern Humboldt Union High School District (GO)
     4.000%, 08/01/26..............................    220    246,715
Oak Park Unified School District (GO)
     4.000%, 08/01/22..............................    445    480,302
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
     4.500%, 08/01/18..............................    500    503,600

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Oakland Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/20............................. $1,005 $1,075,953
    5.000%, 08/01/22.............................  1,500  1,681,020
    5.000%, 08/01/24.............................    900  1,043,460
    5.000%, 08/01/26.............................    575    688,614
Oakland Unified School District/ Alameda County
 (GO) (AGM)
    5.000%, 08/01/23.............................    300    342,681
    5.000%, 08/01/24.............................  1,125  1,304,325
Oakland Unified School District/ Alameda County
 (GO) Series A
    5.000%, 08/01/21.............................    610    669,262
    4.000%, 08/01/22.............................    350    378,063
    5.000%, 08/01/22.............................  3,000  3,362,040
    4.000%, 08/01/24.............................    500    550,715
    5.000%, 08/01/25.............................    540    637,195
    5.000%, 08/01/25.............................    750    884,993
Oakland Unified School District/ Alameda County
 (GO) Series B
    5.000%, 08/01/24.............................  1,675  1,941,995
Oakland Unified School District/ Alameda County
 (GO) Series C
    5.000%, 08/01/20.............................    255    273,003
    5.000%, 08/01/26.............................    500    598,795
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    340,954
    4.000%, 08/01/22.............................    500    539,665
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.............................    500    520,580
Palomar Community College District (GO)
    5.000%, 05/01/21.............................    965  1,052,940
Palomar Community College District (GO) Series D
    5.000%, 08/01/23.............................    150    171,501
Palos Verdes Peninsula Unified School District
 (GO) Series B
    5.000%, 11/01/21.............................    250    276,013
Pasadena Unified School District (GO) Series B
    5.000%, 08/01/24.............................    800    928,024
Piedmont unified School District (GO)
    3.000%, 08/01/20.............................    845    867,409
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800    882,920
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450    453,825
    5.000%, 08/01/19.............................    325    338,211
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200    208,182

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20............................. $  500 $  539,660
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22.............................  1,290  1,449,173
Redlands Unified School District (GO)
            5.000%, 07/01/26.............................    300    358,980
            5.000%, 07/01/27.............................    500    607,270
Redwood City School District (GO)
            5.000%, 08/01/27.............................     50     60,630
            5.000%, 08/01/28.............................     85    104,360
Reed Union School District (GO)
            4.000%, 08/01/27.............................    460    522,330
Regents of the University of California Medical Center
 Pooled Revenue (RB) Series J
(currency)  5.250%, 05/15/29 (Pre-refunded @ $100,
            5/15/23).....................................    670    769,663
(currency)  5.000%, 05/15/33 (Pre-refunded @ $100,
            5/15/23).....................................    500    568,435
Riverside County Infrastructure Financing Authority (RB)
 Series A
            5.000%, 11/01/24.............................  1,100  1,267,541
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.............................    525    589,601
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.............................    650    744,179
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.............................    465    521,116
San Diego Community College District (GO)
            5.000%, 08/01/24.............................  1,300  1,510,509
San Diego County Water Authority Financing Corp (RB)
 Series A
(currency)  5.250%, 05/01/23 (Pre-refunded @ $100,
            11/1/19).....................................  1,395  1,467,052
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................    310    338,439
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................    700    783,342
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            4.000%, 05/15/20.............................  3,000  3,137,490
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100,
            5/15/20).....................................  1,975  2,108,154

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  5.375%, 05/15/34 (Pre-refunded @ $100,
            5/15/19)..................................... $  650 $  674,564
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded @ $100,
            5/15/19).....................................    500    519,270
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/20)......................................  2,690  2,874,373
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21.............................    600    666,984
            5.500%, 07/01/25.............................  2,550  3,101,055
San Diego Unified School District (GO) Series D-1 (NATL)
            5.500%, 07/01/24.............................    190    226,313
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.............................    435    465,072
            5.000%, 07/01/21.............................  1,705  1,869,260
            5.000%, 07/01/22.............................  1,000  1,120,960
            5.000%, 07/01/23.............................    300    342,831
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.............................    110    132,169
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.............................    490    560,237
San Francisco Bay Area Rapid Transit District (GO)
 Series C
            4.000%, 08/01/19.............................    325    334,464
San Francisco Bay Area Rapid Transit District Sales Tax
 Revenue (RB)
            4.000%, 07/01/26.............................    375    422,494
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100,
            5/1/20)......................................    540    572,000
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre-refunded @ $100,
            5/3/21)......................................    875    948,465
San Francisco Community College District (GO)
            5.000%, 06/15/20.............................  2,100  2,241,351
            5.000%, 06/15/22.............................  2,070  2,312,604
            5.000%, 06/15/23.............................  3,775  4,293,836

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 06/15/24............................. $1,365 $1,576,752
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.............................    600    640,386
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22.............................  2,000  2,074,760
San Francisco Municipal Transportation Agency (RB)
 Series A
            5.000%, 03/01/20.............................    860    910,594
San Francisco Unified School District (GO)
            5.000%, 06/15/20.............................    725    773,800
            5.000%, 06/15/21.............................    230    251,712
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.............................  1,580  1,580,600
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36
            (Pre-refunded @ $100, 3/1/21)................    335    372,275
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.............................  1,750  1,926,032
San Juan Unified School District (GO)
            3.000%, 08/01/22.............................  1,480  1,538,726
            5.000%, 08/01/22.............................    800    896,544
            3.000%, 08/01/24.............................    610    637,237
            3.000%, 08/01/25.............................  1,475  1,546,552
            3.000%, 08/01/26.............................  3,135  3,291,719
San Juan Water District (RB)
            5.000%, 02/01/26.............................    500    595,280
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.............................    265    290,567
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.............................  1,600  1,705,280
Santa Ana Unified School District (GO)
            5.000%, 08/01/25.............................    350    413,959
Santa Ana Unified School District (GO) Series A
            5.000%, 08/01/18.............................    275    277,296
Santa County Clara (GO) Series C
            5.000%, 08/01/26.............................    900  1,080,072
            5.000%, 08/01/27.............................    170    207,084
Santa Cruz City High School District (GO)
            4.000%, 08/01/22.............................    715    772,629
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22.............................    225    252,738
            5.000%, 08/01/22.............................    400    449,312

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 08/01/26............................. $  105 $  126,271
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19.............................    175    181,305
Simi Valley Unified School District (GO)
            5.000%, 08/01/23.............................    260    297,268
Sonoma Valley Unified School District (GO) Series B
            5.000%, 08/01/25.............................    500    591,090
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................  3,700  3,711,248
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................    250    251,408
            5.000%, 07/01/18.............................    150    150,845
            4.000%, 07/01/19.............................    575    590,640
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.............................    240    264,343
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.............................    150    159,875
Sylvan Union School District (GO) Series C
            5.000%, 08/01/26.............................    405    484,352
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.............................    295    309,290
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre-refunded @ $100,
            8/1/21)......................................    415    458,430
University of California (RB) Series AF
(currency)  5.000%, 05/15/26 (Pre-refunded @ $100,
            5/15/23).....................................    400    453,724
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100,
            5/15/22).....................................    305    339,932
Upland Unified School District (GO) Series A
            5.000%, 08/01/21.............................    500    548,405
Upper Santa Clara Valley Joint Powers Authority (RB)
 Series A (ETM)
            4.000%, 08/01/21.............................  1,125  1,196,831
Vista Unified School District (GO)
            5.000%, 08/01/19.............................    200    208,182
Walnut Creek Elementary School District Contra Costa
 County (GO)
            4.000%, 09/01/25.............................    100    111,548

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
     5.000%, 08/01/21.............................. $  430 $    471,486
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/20..............................    100      107,014
West Contra Costa Unified School District (GO)
 Series A
     5.000%, 08/01/24..............................  1,095    1,268,853
West Contra Costa Unified School District (GO)
 Series A-1
     5.000%, 08/01/25..............................    520      613,215
     5.000%, 08/01/26..............................    545      651,782
     5.000%, 08/01/27..............................    575      697,768
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................  1,475    1,610,788
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    385      420,366
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..............................    250      260,938
Westside Union School District (GO) Series A
     3.000%, 08/01/21..............................    300      310,050
     4.000%, 08/01/23..............................    700      763,917
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..............................    645      647,612
Windsor Unified School District (GO)
     4.000%, 08/01/26..............................    105      117,416
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................    165      167,548
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................    450      462,033
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................    395      405,760
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................    355      378,476
                                                           ------------
TOTAL MUNICIPAL BONDS..............................         394,079,303
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $397,006,918)..............................         $394,079,303
                                                           ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Municipal Bonds.....   --    $394,079,303   --    $394,079,303
                                --    ------------   --    ------------
         TOTAL...............   --    $394,079,303   --    $394,079,303
                                ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County (GO)
            5.000%, 06/01/21............................. $  370 $  403,344
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18.............................    350    350,518
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18.............................    200    201,272
            2.250%, 08/15/23.............................    290    291,148
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    290    290,537
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    100,291
Chappaqua Central School District (GO) (ST AID WITHHLDG)
            2.125%, 06/15/19.............................    365    366,507
City of New York (GO)
            4.000%, 08/01/18.............................    500    502,785
            5.000%, 08/01/19.............................    900    935,451
(currency)  5.450%, 04/01/31.............................
            (Pre-refunded @ $100, 4/1/19)................    965    996,951
City of New York (GO) Series A
            5.000%, 08/01/18.............................    250    252,005
            5.000%, 08/01/23.............................  1,200  1,356,084
            5.000%, 08/01/24.............................    620    709,881
            5.000%, 08/01/25.............................    220    255,609
City of New York (GO) Series B
            5.000%, 08/01/19.............................    115    119,530
            5.000%, 08/01/21.............................  1,000  1,090,210
City of New York (GO) Series B-1
            4.000%, 12/01/18.............................  2,000  2,026,200
City of New York (GO) Series C
            5.000%, 08/01/20.............................    200    213,296
City of New York (GO) Series E
            4.000%, 08/01/18.............................    200    201,114
            5.000%, 08/01/18.............................    195    196,564
            5.000%, 08/01/19.............................  1,050  1,091,359
            5.000%, 08/01/21.............................    625    681,381
City of New York (GO) Series F
            5.000%, 08/01/21.............................    300    327,063
City of New York (GO) Series F-1
            5.000%, 06/01/21.............................    300    325,911
City of New York (GO) Series G
            5.000%, 08/01/19.............................    625    649,619
City of New York (GO) Series I-Subseries 1-I
            5.000%, 03/01/22.............................    265    292,210
City of New York (GO) Series J
            5.000%, 08/01/19.............................    150    155,909

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
City of New York (GO) Series J7
            5.000%, 08/01/20............................. $  350 $  373,268
City of Rochester (BAN) Series 3
            2.500%, 08/02/18.............................    720    721,174
City of Rochester (GO) Series I
            4.000%, 10/15/21.............................    675    718,423
Corning City School District (BAN) (ST AID WITHHLDG)
            2.000%, 06/21/18.............................  2,050  2,050,635
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.............................    750    776,467
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................    275    275,506
County of Onondaga (GO)
            5.000%, 05/15/19.............................    115    118,880
Duanesburg Central School District (BAN)
            2.250%, 07/20/18.............................    690    690,704
East Hampton Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/01/19.............................    850    879,427
East Islip Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 07/01/19.............................    240    246,161
Eastport-South Manor Central School District (GO) (ST
 AID WITHHLDG)
            4.000%, 08/01/23.............................    500    540,745
Erie County (RAN)
            2.000%, 06/30/18.............................  1,200  1,200,444
Haverstraw-Stony Point Central School District (GO) (ST
 AID WITHHLDG)
            3.000%, 08/15/22.............................    200    205,844
            3.000%, 08/15/23.............................    360    370,476
Herricks Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 06/15/21.............................    150    159,354
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.............................    450    447,971
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195    194,025
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18.............................    150    150,408
Livingston County (GO)
            4.000%, 05/01/18.............................    400    400,000
Long Island Power Authority (RB) Series A
(currency)  6.000%, 05/01/33.............................  1,000  1,040,410

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Long Island Power Authority (RB) Series A BHAC-CR
 (BHAC-CR)
(currency)  6.000%, 05/01/33 (Pre-refunded @ $100,
            5/1/19)...................................... $  400 $  416,772
Longwood Central School District Suffolk County (GO) (ST
 AID WITHHLDG)
            2.000%, 06/15/21.............................  1,195  1,192,837
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.............................    855    935,703
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21.............................    145    159,674
Metropolitan Transportation Authority (RB) Series B
 (NATL)
            5.250%, 11/15/18.............................  1,285  1,309,582
Middle Country Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 08/15/21.............................    500    499,835
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.............................    500    501,030
            5.000%, 09/15/24.............................    130    150,183
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21.............................    505    556,470
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18.............................    475    475,874
            4.000%, 06/01/20.............................    300    312,726
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB)
(currency)  5.250%, 11/01/27.............................    485    493,221
(currency)  5.000%, 05/01/34 (Pre-refunded @ $100,
            5/1/19)......................................  1,000  1,032,090
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24.............................    750    750,000
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20.............................    750    752,992
New York State (GO) Series C
            5.000%, 04/15/22.............................    600    667,596
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29 (Pre-refunded @ $100,
            12/1/18).....................................  1,640  1,680,951
(currency)  6.000%, 07/01/33.............................    500    503,470
(currency)  6.250%, 12/01/37 (Pre-refunded @ $100,
            12/1/18).....................................  2,550  2,615,484

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) (AGM ST
 INTERCEPT)
(currency)  5.250%, 08/15/20............................. $  360 $  363,694
New York State Dormitory Authority (RB) (BHAC-CR)
(currency)  5.000%, 07/01/38.............................    345    346,832
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/19.............................  1,650  1,695,886
            5.000%, 07/01/20.............................    395    420,829
(currency)  5.000%, 07/01/21.............................    455    471,630
            5.000%, 12/15/21.............................    150    165,081
            5.000%, 10/01/22.............................    475    532,769
            4.000%, 12/15/22.............................    100    107,635
            5.000%, 12/15/22.............................    500    559,995
            5.000%, 03/15/23.............................    650    732,628
            5.000%, 03/15/23.............................    200    225,424
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100,
            7/1/20)......................................    900    965,961
(currency)  5.000%, 02/15/34.............................  1,600  1,640,512
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100,
            7/1/19)......................................    700    725,585
New York State Dormitory Authority (RB) Series A-GROUP A
            5.000%, 03/15/19.............................    270    277,509
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  2,690  2,835,690
            5.000%, 02/15/22.............................  1,000  1,102,680
            5.000%, 02/15/24.............................    455    518,013
            5.000%, 02/15/25.............................    550    634,942
(currency)  5.000%, 07/01/38 (Pre-refunded @ $100,
            7/1/18)......................................    400    402,160
(currency)  5.250%, 07/01/48.............................  1,070  1,076,206
New York State Dormitory Authority (RB) Series B
 (ASSURED GTY)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100,
            7/1/18)......................................    450    452,353
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................    150    154,172
            5.000%, 03/15/20.............................    300    316,938
New York State Dormitory Authority (RB) Series C (ST AID
 WITHHLDG)
(currency)  7.250%, 10/01/28.............................    815    833,036
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19.............................    175    176,698
            5.000%, 02/15/24.............................    300    341,547
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.............................  1,390  1,425,084
            5.000%, 08/15/19.............................    495    514,909
            5.000%, 03/15/20.............................    850    897,991
            5.000%, 03/15/21.............................  1,000  1,082,360

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Environmental Facilities Corp. (RB)
 Series A
            5.250%, 12/15/18............................. $  260 $  265,707
New York State Thruway Authority (RB) Series A
(currency)  5.000%, 03/15/26.............................    435    440,351
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series B
(currency)  5.000%, 04/01/22.............................    415    420,615
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.............................    300    308,343
            5.000%, 03/15/20.............................    560    591,618
            5.000%, 03/15/20.............................  1,550  1,637,513
            5.000%, 03/15/21.............................    300    324,708
            5.000%, 03/15/22.............................    630    695,816
            5.000%, 03/15/25.............................  1,200  1,387,428
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21.............................    360    389,650
Niagara-Wheatfield Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 03/15/19.............................    330    333,511
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/18.............................    740    741,354
            2.000%, 12/15/22.............................    285    283,874
            2.000%, 12/15/23.............................    550    544,500
North Tonawanda City School District (GO) (ST AID
 WITHHLDG)
            4.000%, 09/15/21.............................    650    691,704
Oceanside Union Free School District (GO) (ST AID
 WITHHLDG)
            2.500%, 07/01/23.............................    520    524,014
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31.............................  1,375  1,427,222
Orange County
            3.000%, 08/15/20.............................    665    681,126
            3.000%, 08/15/21.............................    830    855,456
Penfield Central School District (GO) (ASSURED GTY) (ST
 AID WITHHLDG)
            3.750%, 06/15/19.............................    350    357,644
Plainview Old Bethpage Central School District
            4.000%, 12/15/18.............................    320    324,531
Port Authority of New York & New Jersey (RB) Series 189
            5.000%, 05/01/23.............................    305    345,824
Port Washington Union Free School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/01/18.............................    350    350,581
Ramapo Central School District (GO) (ST AID WITHHLDG)
            5.000%, 10/15/21.............................    215    236,036

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    3.000%, 03/15/22............................. $  120 $  123,992
    2.000%, 10/15/22.............................    280    279,051
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................    200    209,164
Schenectady County (GO)
    5.000%, 06/15/25.............................    140    164,188
Sewanhaka Central High School District of Elmont
 (GO) (ST AID WITHHLDG)
    3.000%, 07/15/23.............................    590    610,715
Sidney Central School District (ST AID WITHHLDG)
    2.250%, 07/27/18.............................    225    225,295
Spencerport Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 06/15/21.............................    500    499,245
Taconic Hills Central School District at
 Craryville (GO) (ST AID WITHHLDG)
    5.000%, 06/15/20.............................    100    106,429
    4.000%, 06/15/22.............................    250    268,135
Three Village Central School District
 Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
    2.000%, 08/15/18.............................    380    380,304
Town of Babylon (GO)
    3.000%, 07/01/25.............................    375    391,481
Town of Bedford (GO) Series A
    3.000%, 03/15/21.............................    455    468,136
    3.000%, 03/15/25.............................    330    343,316
Town of Brookhaven (GO) Series A
    3.000%, 03/15/22.............................    650    671,625
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265    300,166
Town of Clarence (GO)
    2.250%, 08/01/24.............................    210    208,060
Town of Huntington (GO)
    2.000%, 12/01/23.............................    220    217,129
Town of Huntington (GO) Series B
    5.000%, 11/01/20.............................  2,280  2,453,326
Town of LaGrange (GO)
    4.000%, 03/01/19.............................    280    285,214
    4.000%, 03/01/20.............................    220    228,391
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24.............................    425    441,834
Triborough Bridge & Tunnel Authority (RB) Series
 A
    5.000%, 11/15/18.............................    140    142,485
    5.000%, 11/15/20.............................    165    177,393
Triborough Bridge & Tunnel Authority (RB) Series
 A-1
    5.000%, 11/15/19.............................    300    314,571

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series
 B
    4.000%, 11/15/18............................. $  250 $  253,108
    5.000%, 11/15/18.............................  1,170  1,190,767
    5.000%, 11/15/19.............................    700    733,999
    5.000%, 11/15/20.............................    300    322,533
    5.000%, 11/15/22.............................    190    213,283
Triborough Bridge & Tunnel Authority (RB) Series
 C
    4.000%, 11/15/18.............................    100    101,243
Tuckahoe Union Free School District (GO) (ST AID
 WITHHLDG)
    5.000%, 07/15/19.............................    145    150,475
    5.000%, 07/15/21.............................    230    251,747
Ulster County (GO)
    2.000%, 11/15/22.............................    240    236,030
Vestal Central School District (GO) (AGM) (ST
 AID WITHHLDG)
    3.750%, 06/15/19.............................    150    153,276
Wantagh Union Free School District (GO) (ST AID
 WITHHLDG)
    2.000%, 11/15/22.............................    250    249,030

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Webster Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 06/15/18.............................   $310 $   311,212
West Irondequoit Central School District (GO)
 (ST AID WITHHLDG)
    4.500%, 06/15/18.............................    125     125,406
West Islip Union Free School District (GO)
 Series A (ST AID WITHHLDG)
    4.000%, 10/01/18.............................    500     504,630
White Plains City School District (GO) Series B
 (ST AID WITHHLDG)
    3.750%, 05/15/18.............................    100     100,073
Wyoming County (GO)
    2.000%, 06/01/18.............................    480     480,096
Yorktown Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 07/01/21.............................    400     398,532
                                                         -----------
TOTAL MUNICIPAL BONDS............................         92,390,521
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,991,154).............................         $92,390,521
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------
                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                             -------  ----------- ------- -----------
            Municipal Bonds.   --     $92,390,521   --    $92,390,521
                               --     -----------   --    -----------
            TOTAL...........   --     $92,390,521   --    $92,390,521
                               ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Belle Plaine Independent School District No. 716
 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/19............................. $  100 $  101,646
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/21.............................    100    107,950
Chaska Independent School District No. 112 (GO)
 Series A (SD CRED PROG)
    5.000%, 02/01/21.............................  1,150  1,241,103
City of Bemidji (GO) Series A (AGM)
    5.000%, 02/01/20.............................    530    557,152
    5.000%, 02/01/21.............................    575    618,792
City of Cambridge (GO) Series A
    3.000%, 02/01/23.............................    375    387,075
City of Chaska (GO) Series B
    5.000%, 02/01/21.............................    385    415,392
City of Circle Pines (GO) Series B
    3.000%, 02/01/21.............................    215    220,366
City of Duluth (GO) Series A
    3.000%, 02/01/20.............................    240    244,637
City of East Grand Forks (GO) Series A
    3.000%, 02/01/21.............................    200    204,238
City of Hopkins (GO) Series D
    3.000%, 02/01/22.............................    130    133,956
City of Hutchinson (GO) Series C
    2.000%, 02/01/19.............................    140    140,185
City of Kasson (GO)
    4.000%, 02/01/23.............................    320    343,280
City of Kasson (GO) Series A
    2.000%, 02/01/20.............................    160    160,107
City of Lakeville (GO) Series A
    5.000%, 02/01/19.............................    605    619,653
    5.000%, 02/01/20.............................    470    495,244
City of Lakeville (GO) Series B
    5.000%, 02/01/24.............................    710    811,395
City of Mahtomedi (GO) Series A
    2.000%, 02/01/19.............................    225    225,448
City of Marshall (GO) Series B
    5.000%, 02/01/21.............................    110    118,714
City of Minneapolis (GO)
    3.000%, 12/01/27.............................  5,000  5,126,300
City of New Ulm (GO)
    2.000%, 12/01/18.............................    220    220,352
    2.000%, 12/01/19.............................    325    325,806
City of Red Wing (GO) Series A
    4.000%, 02/01/26.............................    700    767,830
City of Richfield (GO) Series A
    3.000%, 02/01/24.............................    255    263,025

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
City of Rochester (GO) Series A
            5.000%, 02/01/20............................. $1,000 $1,053,880
City of Savage (GO) Series A
            3.000%, 02/01/22.............................    325    333,024
City of Shoreview (GO) Series A
            3.000%, 02/01/21.............................    290    297,082
City of State Cloud (GO) Series A
            3.000%, 02/01/24.............................    450    462,037
City of State Cloud (RB)
(currency)  5.125%, 05/01/30 (Pre-refunded @ $100,
            5/1/20)......................................    300    318,084
City of State Francis (GO) Series A
            3.000%, 02/01/19.............................    275    277,249
            3.000%, 02/01/20.............................    285    290,506
City of State Louis Park (RB) Series C
(currency)  5.750%, 07/01/30 (Pre-refunded @ $100,
            7/1/18)......................................    200    201,320
City of State Paul (GO) Series B
            5.000%, 11/01/20.............................    835    896,990
City of State Paul Sewer Revenue (RB) Series C-GREEN
 BONDS
            3.000%, 12/01/19.............................    250    254,573
City of Waconia (GO) Series A
            3.000%, 02/01/23.............................    450    463,059
            3.000%, 02/01/26.............................    820    842,862
City of West State Paul (GO) Series A
            3.000%, 02/01/23.............................    230    237,406
City of Woodbury (GO) Series A
            2.000%, 02/01/20.............................    135    135,207
            2.000%, 02/01/22.............................    145    144,271
Cloquet Independent School District No. 94 (GO) Series A
 (SD CRED PROG)
            5.000%, 04/01/22.............................    910  1,003,593
County of Itasca (GO) Series A
            5.000%, 02/01/24.............................    545    616,875
County of Olmsted (GO) Series A
            4.000%, 02/01/27.............................    445    481,882
County of Sherburne (GO) Series A
            3.000%, 02/01/24.............................  1,360  1,402,799
County of Swift (GO) Series A
            3.000%, 02/01/23.............................    215    221,239
Dakota County Community Development Agency (RB) Series B
 (CNTY GTD)
            5.000%, 01/01/23.............................  1,180  1,327,335
Eden Prairie Independent School District No. 272 (GO)
 Series C (SD CRED PROG)
            5.000%, 02/01/20.............................  1,105  1,163,167
Edina Independent School District No. 273 (GO) Series B
 (SD CRED PROG)
            5.000%, 02/01/20.............................  1,000  1,053,000

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Fosston Independent School District No. 601 (GO) (SD
 CRED PROG)
            4.000%, 02/01/25............................. $  550 $  598,774
Hastings Independent School District No. 200 (GO) Series
 A (SD CRED PROG)
            5.000%, 02/01/21.............................    740    797,387
Hennepin County (GO) Series A
            5.000%, 12/01/20.............................    400    430,760
            5.000%, 12/01/22.............................  2,125  2,386,821
Hennepin County (GO) Series B
            5.000%, 12/01/21.............................  2,000  2,202,660
Housing & Redevelopment Authority of The City of State
 Paul Minnesota (RB)
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100,
            11/15/19)....................................    350    367,339
Itasca County (GO) Series A
            5.000%, 02/01/23.............................    865    963,662
Lakeville Independent School District No. 194 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    345    363,161
Luverne Independent School District No. 2184 (GO) Series
 A (SD CRED PROG)
            4.000%, 02/01/21.............................    510    536,841
Mahtomedi Independent School District No. 832 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/21.............................    175    188,913
Metropolitan Council (GO) Series C
            4.000%, 03/01/20.............................    335    347,284
            5.000%, 03/01/26.............................  1,550  1,830,023
Milaca Independent School District No. 912 (GO) Series A
 (SD CRED PROG)
            4.000%, 02/01/24.............................    830    895,321
Milaca Independent School District No. 912 (GO) Series A
 (SD CRED PROG)
            4.000%, 02/01/23.............................    825    883,105
Minneapolis Special School District No. 1 (GO) (SD CRED
 PROG)
            5.000%, 02/01/24.............................  1,200  1,371,372
Minnesota Higher Education Facilities Authority (RB)
 Series 7-K2-HA
(currency)  6.000%, 10/01/40 (Pre-refunded @ $100,
            10/1/21).....................................    450    506,407
Minnesota Public Facilities Authority (RB) Series C
(currency)  3.250%, 03/01/24 (Pre-refunded @ $100,
            3/1/20)......................................    770    788,465
Minnesota State (GO)
            5.000%, 08/01/20.............................  1,975  2,105,863

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MINNESOTA -- (Continued)
Minnesota State (GO) (ETM)
            5.000%, 08/01/20............................. $   25 $   26,617
Minnesota State (GO) Series A
            5.000%, 08/01/18.............................    125    126,009
            5.000%, 10/01/20.............................    505    540,643
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100,
            8/1/20)......................................    250    266,450
Minnesota State (GO) Series B
            5.000%, 08/01/19.............................  1,500  1,558,890
            5.000%, 08/01/19.............................    750    779,445
Minnesota State (GO) Series D
            5.000%, 08/01/18.............................    800    806,456
            5.000%, 08/01/19.............................     50     51,963
            5.000%, 08/01/22.............................  1,820  2,027,061
Minnesota State (GO) Series F
            5.000%, 10/01/18.............................  1,150  1,165,559
Minnesota State 911 Services Revenue (RB)
(currency)  5.000%, 06/01/20 (Pre-refunded @ $100,
            6/1/19)......................................  2,100  2,170,182
Minnesota State Colleges & Universities (RB) Series A
            4.000%, 10/01/19.............................    100    103,127
Moorhead Independent School District No. 152 (GO) Series
 A (SD CRED PROG)
            4.000%, 02/01/24.............................    600    650,226
Morris Area Schools Independent School District No. 2769
 (GO) Series A (SD CRED PROG)
            4.000%, 02/01/23.............................  1,490  1,601,169
            4.000%, 02/01/24.............................    300    324,777
New London-Spicer Independent School District No. 345
 (GO) Series A (SD CRED PROG)
            3.000%, 02/01/23.............................    150    154,080
New Prague Independent School District No. 721 (GO) (SD
 CRED PROG)
            4.000%, 02/01/20.............................    605    626,508
New Prague Independent School District No. 721 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    320    336,048
North Branch Independent School District No. 138 (GO)
 Series A (SD CRED PROG)
            5.000%, 02/01/20.............................    300    315,792
North St Paul-Maplewood-Oakdale Independent School
 District No. 622 (GO) Series A (SD CRED PROG)
            3.000%, 02/01/24.............................    255    262,472
North St Paul-Maplewood-Oakdale Independent School
 District No. 622 (GO) Series A (SD CRED PROG)
            5.000%, 02/01/22.............................    255    280,732

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
MINNESOTA -- (Continued)
Northfield Independent School District No. 659
 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/21.............................   $500 $508,455
Olmsted County (GO) Series A
    5.000%, 02/01/24.............................    675  772,956
Pine City Independent School District No. 578
 (GO) Series A (SD CRED PROG)
    2.000%, 02/01/21.............................    300  299,358
Rice County (GO)
    3.000%, 02/01/20.............................    220  224,250
Robbinsdale Independent School District No. 281
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20.............................    250  263,118
Rochester Independent School District No. 535
 (GO) Series B (SD CRED PROG)
    5.000%, 02/01/20.............................    205  215,791
    5.000%, 02/01/22.............................    210  231,191
Rockford Independent School District No. 883
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/19.............................    200  204,768
State Michael-Albertville Independent School
 District No. 885 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/19.............................    150  152,457
    4.000%, 02/01/19.............................    305  309,996

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MINNESOTA -- (Continued)
Three Rivers Park District (GO) Series C
    5.000%, 02/01/21............................. $1,060 $ 1,143,973
University of Minnesota (RB) Series B
    4.000%, 01/01/20.............................    700     724,766
Washington County (GO) Series A
    5.000%, 02/01/19.............................    150     153,645
    5.000%, 02/01/21.............................    310     334,989
Watertown-Mayer Independent School District
 No. 111 (GO) Series B (SD CRED PROG)
    4.000%, 02/01/20.............................    500     517,860
Westonka Independent School District No. 277
 (GO) Series A (SD CRED PROG)
    2.000%, 02/01/20.............................    500     500,680
White Bear Lake Independent School District
 No. 624 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/23.............................    350     358,361
                                                         -----------
TOTAL MUNICIPAL BONDS............................         65,982,064
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $67,642,564).............................         $65,982,064
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------
                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                             -------  ----------- ------- -----------
            Municipal Bonds.   --     $65,982,064   --    $65,982,064
                               --     -----------   --    -----------
            TOTAL...........   --     $65,982,064   --    $65,982,064
                               ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA
                                                                              DFA TWO-YEAR     SELECTIVELY    DFA FIVE-YEAR
                                                              DFA ONE-YEAR    GLOBAL FIXED    HEDGED GLOBAL   GLOBAL FIXED
                                                              FIXED INCOME       INCOME       FIXED INCOME       INCOME
                                                               PORTFOLIO*      PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $374,672, $166,390, $21,361
 and $56,052 of securities on loan, respectively)........... $    7,946,027  $    5,332,176  $    1,161,011  $   14,395,025
Temporary Cash Investments at Value & Cost..................         79,176              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $378,833, $170,002, $21,907
 and $57,309)...............................................        378,846         170,006          21,908          57,311
Foreign Currencies at Value.................................             --             112              17           5,164
Cash........................................................             --          38,180           8,689          94,819
Receivables:
  Investment Securities Sold................................         74,526          42,540              --           1,942
  Interest..................................................         30,538          29,536           7,307          81,343
  Securities Lending Income.................................             45              27               4              13
  Fund Shares Sold..........................................         14,514           3,484             229          10,151
Unrealized Gain on Forward Currency Contracts...............             --          20,373           9,592         198,389
Prepaid Expenses and Other Assets...........................            108              95              21             163
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................      8,523,780       5,636,529       1,208,778      14,844,320
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................            154              --              --              --
  Upon Return of Securities Loaned..........................        378,873         170,003          21,909          57,328
  Investment Securities Purchased...........................         89,348          53,157           5,016          40,279
  Fund Shares Redeemed......................................         23,917           2,613             176          10,676
  Due to Advisor............................................            985             665             145           3,024
Unrealized Loss on Forward Currency Contracts...............             --             276              --           2,236
Unrealized Loss on Foreign Currency Contracts...............             --              11              --              32
Accrued Expenses and Other Liabilities......................            672             534              74             905
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................        493,949         227,259          27,320         114,480
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,029,831  $    5,409,270  $    1,181,458  $   14,729,840
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $8,029,831; $5,409,270; $1,181,458 and $14,729,840
 and shares outstanding of 783,852,756; 547,042,580;
 124,332,202 and 1,361,302,974, respectively................ $        10.24  $         9.89  $         9.50  $        10.82
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   4,000,000,000   1,000,000,000   6,600,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    7,987,179  $    5,378,225  $    1,174,265  $   14,606,392
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $          112  $           17  $        5,184
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,078,642  $    5,449,435  $    1,263,046  $   14,906,401
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          4,842           1,179           1,895         (23,905)
Accumulated Net Realized Gain (Loss)........................        (12,514)        (15,268)        (79,758)       (136,336)
Net Unrealized Foreign Exchange Gain (Loss).................             --          19,969           9,528         195,065
Net Unrealized Appreciation (Depreciation)..................        (41,139)        (46,045)        (13,253)       (211,385)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,029,831  $    5,409,270  $    1,181,458  $   14,729,840
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              DFA WORLD EX                        DFA
                                                                  U.S.         DFA SHORT-     INTERMEDIATE   DFA SHORT-TERM
                                                               GOVERNMENT         TERM         GOVERNMENT       EXTENDED
                                                              FIXED INCOME     GOVERNMENT     FIXED INCOME      QUALITY
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $165,737
 of securities on loan, respectively)....................... $    1,007,480  $    2,270,233  $    4,773,709  $    5,803,502
Temporary Cash Investments at Value & Cost..................             --           6,202          21,392              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0 and $169,712)..........             --              --              --         169,716
Foreign Currencies at Value.................................          1,258              --              --             450
Cash........................................................          4,335              --              --          36,780
Receivables:
  Investment Securities Sold................................          9,772          14,556              --              --
  Interest..................................................          8,913          10,415          45,096          39,009
  Securities Lending Income.................................             --              --              --              28
  Fund Shares Sold..........................................            315           1,640           3,754           5,213
Unrealized Gain on Forward Currency Contracts...............         23,048              --              --          34,284
Prepaid Expenses and Other Assets...........................             20              41              47              91
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................      1,055,141       2,303,087       4,843,998       6,089,073
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --              --              --         169,706
  Investment Securities Purchased...........................         13,247          14,458          10,770          10,433
  Fund Shares Redeemed......................................            775           5,386           1,792           3,766
  Due to Advisor............................................            149             319             397             960
Unrealized Loss on Forward Currency Contracts...............            241              --              --             942
Unrealized Loss on Foreign Currency Contracts...............              2              --              --              --
Accrued Expenses and Other Liabilities......................             64             166             304             324
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................         14,478          20,329          13,263         186,131
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    1,040,663  $    2,282,758  $    4,830,735  $    5,902,942
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $1,040,663; $2,282,758; $4,830,735 and $5,902,942
 and shares outstanding of 101,495,242; 219,525,216;
 403,155,251 and 552,105,862, respectively.................. $        10.25  $        10.40  $        11.98  $        10.69
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000   1,500,000,000   1,700,000,000   3,000,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $      979,235  $    2,327,062  $    4,963,134  $    5,910,242
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,261  $           --  $           --  $          458
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,010,522  $    2,339,393  $    5,009,511  $    5,966,132
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         (6,653)          4,128          13,141          15,895
Accumulated Net Realized Gain (Loss)........................        (14,171)         (3,934)         (2,492)         (5,367)
Net Unrealized Foreign Exchange Gain (Loss).................         22,723              --              --          33,026
Net Unrealized Appreciation (Depreciation)..................         28,242         (56,829)       (189,425)       (106,744)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    1,040,663  $    2,282,758  $    4,830,735  $    5,902,942
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERMEDIATE-                   DFA GLOBAL
                                                              TERM EXTENDED   DFA TARGETED    CORE PLUS          DFA
                                                                 QUALITY         CREDIT      FIXED INCOME     INVESTMENT
                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO    GRADE PORTFOLIO*
                                                             --------------  --------------  ------------  ----------------
ASSETS:
Investments at Value (including $170,170, $45,324, $0 and
 $370,814 of securities on loan, respectively).............. $    1,825,315  $      579,484  $    408,158   $    8,358,483
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $174,250, $46,416, $0 and
 $379,412)..................................................        174,251          46,416            --          379,422
Foreign Currencies at Value.................................             --              55           112               --
Cash........................................................          2,148           4,872         4,876           27,500
Receivables:
  Investment Securities Sold................................             78              --            --           28,628
  Interest..................................................         17,676           4,986         3,873           78,778
  Securities Lending Income.................................             41              10            --               86
  Fund Shares Sold..........................................          2,756             673           667           14,596
Unrealized Gain on Forward Currency Contracts...............             --           1,766         6,335            6,409
Deferred Offering Costs.....................................             --              --            45               --
Prepaid Expenses and Other Assets...........................             32              29            18              149
                                                             --------------  --------------  ------------   --------------
     Total Assets...........................................      2,022,297         638,291       424,084        8,894,051
                                                             --------------  --------------  ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        174,275          46,419            --          379,482
  Investment Securities Purchased...........................             --             746         2,807           43,907
  Fund Shares Redeemed......................................          1,409             722           133            6,053
  Due to Advisor............................................            307              82            78            1,401
Unrealized Loss on Forward Currency Contracts...............             --              --             2               --
Unrealized Loss on Foreign Currency Contracts...............             --              --             4               --
Accrued Expenses and Other Liabilities......................             86              33             6              360
                                                             --------------  --------------  ------------   --------------
     Total Liabilities......................................        176,077          48,002         3,030          431,203
                                                             --------------  --------------  ------------   --------------
NET ASSETS.................................................. $    1,846,220  $      590,289  $    421,054   $    8,462,848
                                                             ==============  ==============  ============   ==============
Institutional Class Shares -- based on net assets of
 $1,846,220; $590,289; $421,054 and $8,462,848 and
 shares outstanding of 179,382,966; 59,904,701;
 42,700,343 and 806,932,385, respectively................... $        10.29  $         9.85  $       9.86   $        10.49
                                                             ==============  ==============  ============   ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,000,000,000   500,000,000    2,000,000,000
                                                             ==============  ==============  ============   ==============
Investments at Cost......................................... $    1,903,839  $      589,582  $    417,036   $    8,644,708
                                                             ==============  ==============  ============   ==============
Foreign Currencies at Cost.................................. $           --  $           55  $        113   $           --
                                                             ==============  ==============  ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,926,027  $      598,321  $    425,345   $    8,731,431
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,091           3,018           865           30,043
Accumulated Net Realized Gain (Loss)........................         (3,375)         (2,715)       (2,561)         (18,725)
Net Unrealized Foreign Exchange Gain (Loss).................             --           1,763         6,284            6,314
Net Unrealized Appreciation (Depreciation)..................        (78,523)        (10,098)       (8,879)        (286,215)
                                                             --------------  --------------  ------------   --------------
NET ASSETS.................................................. $    1,846,220  $      590,289  $    421,054   $    8,462,848
                                                             ==============  ==============  ============   ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA                        DFA INFLATION-    DFA SHORT-
                                                              DIVERSIFIED                      PROTECTED      DURATION REAL
                                                              FIXED INCOME      DFA LTIP       SECURITIES        RETURN
                                                               PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $      554,606              --              --              --
Investments at Value (including $0, $0, $0 and $89,842 of
 securities on loan, respectively)..........................        137,013  $      173,825  $    4,589,295  $    1,234,133
Temporary Cash Investments at Value & Cost..................          2,671              --          12,606              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0 and $91,879)...........             --              --              --          91,881
Foreign Currencies at Value.................................             --              --              --              95
Segregated Cash for Swap Contracts..........................             --              --              --          11,843
Cash........................................................             --             775              --          15,853
Receivables:
  Investment Securities Sold................................             --              --              --             240
  Interest..................................................            259             323          10,705           8,294
  Securities Lending Income.................................             --              --              --              18
  Fund Shares Sold..........................................          5,102             365           3,970           2,643
Unrealized Gain on Swap Contracts...........................             --              --              --          15,884
Unrealized Gain on Forward Currency Contracts...............             --              --              --           4,385
Prepaid Expenses and Other Assets...........................             48              13              50              31
                                                             --------------  --------------  --------------  --------------
     Total Assets...........................................        699,699         175,301       4,616,626       1,385,300
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --              --              --          91,880
  Investment Securities Purchased...........................             --             429              --           7,502
  Fund Shares Redeemed......................................            616               9           8,323             827
  Due to Advisor............................................             10              18             381             209
  Segregated Cash for Swap Contracts........................             --              --              --          11,843
Unrealized Loss on Swap Contracts...........................             --              --              --           1,129
Accrued Expenses and Other Liabilities......................              4               5             233              88
                                                             --------------  --------------  --------------  --------------
     Total Liabilities......................................            630             461           8,937         113,478
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $      699,069  $      174,840  $    4,607,689  $    1,271,822
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $699,069; $174,840; $4,607,689 and $1,271,822 and
 shares outstanding of 73,349,939; 18,692,580;
 397,546,983 and 128,904,343, respectively.................. $         9.53  $         9.35  $        11.59  $         9.87
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000   1,000,000,000   1,500,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $      570,189  $           --  $           --  $           --
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $      139,147  $      171,923  $    4,618,592  $    1,254,790
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $           --  $           96
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      715,570  $      172,308  $    4,620,065  $    1,286,332
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            936           1,194          23,568           3,174
Accumulated Net Realized Gain (Loss)........................            280            (564)         (6,647)        (16,106)
Net Unrealized Foreign Exchange Gain (Loss).................             --              --              --           4,323
Net Unrealized Appreciation (Depreciation)..................        (17,717)          1,902         (29,297)         (5,901)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $      699,069  $      174,840  $    4,607,689  $    1,271,822
                                                             ==============  ==============  ==============  ==============

----------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA CALIFORNIA                   DFA SHORT-
                                                       DFA MUNICIPAL  MUNICIPAL REAL                      TERM
                                                        REAL RETURN       RETURN     DFA MUNICIPAL     MUNICIPAL
                                                         PORTFOLIO      PORTFOLIO    BOND PORTFOLIO  BOND PORTFOLIO
                                                      --------------  -------------- --------------  --------------
ASSETS:
Investments at Value................................. $      772,773   $     78,389  $      409,032  $    2,530,913
Segregated Cash for Swap Contracts...................         10,318            530              --              --
Cash.................................................         12,140          4,818           6,266          12,489
Receivables:
  Interest...........................................          8,642          1,024           5,489          36,641
  Fund Shares Sold...................................            940             --           2,167           2,707
Unrealized Gain on Swap Contracts....................         19,291            864              --              --
Deferred Offering Costs..............................             --             30              --              --
Prepaid Expenses and Other Assets....................             23              3              35              68
                                                      --------------   ------------  --------------  --------------
     Total Assets....................................        824,127         85,658         422,989       2,582,818
                                                      --------------   ------------  --------------  --------------
LIABILITIES:
Payables:
  Investment Securities Purchased....................          2,029             --           4,761           2,401
  Fund Shares Redeemed...............................            686             --             874           3,014
  Due to Advisor.....................................            133             13              68             425
  Due to Broker......................................             24             --              --              --
  Segregated Cash for Swap Contracts.................         10,318            530              --              --
Accrued Expenses and Other Liabilities...............             51              7              18             160
                                                      --------------   ------------  --------------  --------------
     Total Liabilities...............................         13,241            550           5,721           6,000
                                                      --------------   ------------  --------------  --------------
NET ASSETS........................................... $      810,886   $     85,108  $      417,268  $    2,576,818
                                                      ==============   ============  ==============  ==============
Institutional Class Shares -- based on net assets of
 $810,886; $85,108; $417,268 and $2,576,818 and
 shares outstanding of 82,692,554; 8,606,755;
 41,819,048 and 255,127,154, respectively............ $         9.81   $       9.89  $         9.98  $        10.10
                                                      ==============   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,000,000,000    500,000,000   1,000,000,000   1,500,000,000
                                                      ==============   ============  ==============  ==============
Investments at Cost.................................. $      791,943   $     79,993  $      415,265  $    2,546,095
                                                      ==============   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $      813,008   $     85,809  $      423,330  $    2,591,381
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................            423             39             199             942
Accumulated Net Realized Gain (Loss).................         (2,666)            --             (28)           (323)
Net Unrealized Appreciation (Depreciation)...........            121           (740)         (6,233)        (15,182)
                                                      --------------   ------------  --------------  --------------
NET ASSETS........................................... $      810,886   $     85,108  $      417,268  $    2,576,818
                                                      ==============   ============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          DFA                        DFA CALIFORNIA
                                                                     INTERMEDIATE-   DFA CALIFORNIA  INTERMEDIATE-
                                                                          TERM         SHORT-TERM         TERM
                                                                       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                     BOND PORTFOLIO  BOND PORTFOLIO  BOND PORTFOLIO
                                                                     --------------  --------------  --------------
ASSETS:
Investments at Value................................................ $    1,731,200  $    1,073,528  $      394,079
Cash................................................................          1,322           8,214           4,118
Receivables:
  Interest..........................................................         20,483          15,298           4,964
  Fund Shares Sold..................................................          4,366           2,062           1,665
Prepaid Expenses and Other Assets...................................             50              51              13
                                                                     --------------  --------------  --------------
     Total Assets...................................................      1,757,421       1,099,153         404,839
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Investment Securities Purchased...................................             --           5,575           1,597
  Fund Shares Redeemed..............................................          2,712             533             970
  Due to Advisor....................................................            289             180              65
Accrued Expenses and Other Liabilities..............................             72              55              16
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................          3,073           6,343           2,648
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    1,754,348  $    1,092,810  $      402,191
                                                                     ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $1,754,348;
 $1,092,810 and $402,191 and shares outstanding of 176,123,095;
 106,889,040 and 38,857,484, respectively........................... $         9.96  $        10.22  $        10.35
                                                                     ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   1,000,000,000   1,000,000,000
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $    1,752,341  $    1,078,188  $      397,007
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    1,774,663  $    1,097,192  $      404,934
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................            941             384             205
Accumulated Net Realized Gain (Loss)................................           (115)           (106)            (20)
Net Unrealized Appreciation (Depreciation)..........................        (21,141)         (4,660)         (2,928)
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    1,754,348  $    1,092,810  $      402,191
                                                                     ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA NY          DFA MN
                                                                                       MUNICIPAL       MUNICIPAL
                                                                                     BOND PORTFOLIO  BOND PORTFOLIO
                                                                                     --------------  --------------
ASSETS:
Investments at Value................................................................ $       92,391   $     65,982
Cash................................................................................          1,208            339
Receivables:
  Interest..........................................................................          1,197            801
  Fund Shares Sold..................................................................             11          1,065
Deferred Offering Costs.............................................................             --             17
Prepaid Expenses and Other Assets...................................................             14              5
                                                                                     --------------   ------------
     Total Assets...................................................................         94,821         68,209
                                                                                     --------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased...................................................             --            336
  Fund Shares Redeemed..............................................................             93          1,087
  Due to Advisor....................................................................             17             10
Accrued Expenses and Other Liabilities..............................................              7              7
                                                                                     --------------   ------------
     Total Liabilities..............................................................            117          1,440
                                                                                     --------------   ------------
NET ASSETS.......................................................................... $       94,704   $     66,769
                                                                                     ==============   ============
Institutional Class Shares -- based on net assets of $94,704 and $66,769 and shares
 outstanding of 9,377,683 and 6,853,088, respectively............................... $        10.10   $       9.74
                                                                                     ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................................  1,000,000,000    500,000,000
                                                                                     ==============   ============
Investments at Cost................................................................. $       92,991   $     67,643
                                                                                     ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................................... $       95,275   $     68,423
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)............................................................................             40             25
Accumulated Net Realized Gain (Loss)................................................            (11)           (18)
Net Unrealized Appreciation (Depreciation)..........................................           (600)        (1,661)
                                                                                     --------------   ------------
NET ASSETS.......................................................................... $       94,704   $     66,769
                                                                                     ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                       DFA
                                                                                   SELECTIVELY
                                                            DFA ONE-    DFA TWO-      HEDGED     DFA FIVE-
                                                           YEAR FIXED YEAR GLOBAL  GLOBAL FIXED YEAR GLOBAL
                                                             INCOME   FIXED INCOME    INCOME    FIXED INCOME
                                                           PORTFOLIO#  PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                           ---------- ------------ ------------ ------------
INVESTMENT INCOME
  Interest................................................  $ 65,581    $ 45,401     $  9,750    $ 107,006
  Income from Securities Lending..........................       181         116           18           94
                                                            --------    --------     --------    ---------
     Total Investment Income..............................    65,762      45,517        9,768      107,100
                                                            --------    --------     --------    ---------
EXPENSES
  Investment Management Fees..............................     5,832       3,952          869       17,925
  Accounting & Transfer Agent Fees........................       238         219           40          689
  Custodian Fees..........................................        72          83           16          204
  Filing Fees.............................................        93          68           20          143
  Shareholders' Reports...................................        90          70           12          209
  Directors'/Trustees' Fees & Expenses....................        30          21            5           56
  Professional Fees.......................................        45          32            7           86
  Other...................................................        86          63           15          163
                                                            --------    --------     --------    ---------
     Total Expenses.......................................     6,486       4,508          984       19,475
                                                            --------    --------     --------    ---------
  Fees Paid Indirectly (Note C)...........................        --         (24)          --          (43)
                                                            --------    --------     --------    ---------
  Net Expenses............................................     6,486       4,484          984       19,432
                                                            --------    --------     --------    ---------
  NET INVESTMENT INCOME (LOSS)............................    59,276      41,033        8,784       87,668
                                                            --------    --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................    (9,297)    (18,021)        (920)     (56,213)
    Affiliated Investment Companies Shares Sold...........       (40)        (14)          (3)         (18)
    Foreign Currency Transactions.........................        --         (79)         (16)        (178)
    Forward Currency Contracts............................        --      10,272       (6,289)     (79,891)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............   (30,665)    (29,264)     (12,750)    (186,866)
    Affiliated Investment Companies Shares................        17           6            1            4
    Translation of Foreign Currency Denominated Amounts...        --          61          (45)        (791)
    Forward Currency Contracts............................        --      (6,652)      12,169      121,553
                                                            --------    --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................   (39,985)    (43,691)      (7,853)    (202,400)
                                                            --------    --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $ 19,291    $ (2,658)    $    931    $(114,732)
                                                            ========    ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                            DFA WORLD EX                DFA      DFA SHORT-
                                                                U.S.     DFA SHORT- INTERMEDIATE    TERM
                                                             GOVERNMENT     TERM     GOVERNMENT   EXTENDED
                                                            FIXED INCOME GOVERNMENT FIXED INCOME  QUALITY
                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO#
                                                            ------------ ---------- ------------ ----------
INVESTMENT INCOME
  Interest.................................................   $  5,845    $ 17,710   $  53,895   $  56,071
  Income from Securities Lending...........................         --          --          --         101
                                                              --------    --------   ---------   ---------
     Total Investment Income...............................      5,845      17,710      53,895      56,172
                                                              --------    --------   ---------   ---------
EXPENSES
  Investment Management Fees...............................        886       1,906       2,351       5,728
  Accounting & Transfer Agent Fees.........................         34          95         305         280
  Custodian Fees...........................................         34          11          22          53
  Filing Fees..............................................         20          30          33          72
  Shareholders' Reports....................................         12          32          70          83
  Directors'/Trustees' Fees & Expenses.....................          4           9          18          22
  Professional Fees........................................          6          14          28          34
  Other....................................................         11          26          52          64
                                                              --------    --------   ---------   ---------
     Total Expenses........................................      1,007       2,123       2,879       6,336
                                                              --------    --------   ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (22)         --          --         (35)
  Fees Paid Indirectly (Note C)............................        (10)         --          --          --
                                                              --------    --------   ---------   ---------
  Net Expenses.............................................        975       2,123       2,879       6,301
                                                              --------    --------   ---------   ---------
  NET INVESTMENT INCOME (LOSS).............................      4,870      15,587      51,016      49,871
                                                              --------    --------   ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...........................     15,648      (3,606)     (2,209)     (3,580)
    Affiliated Investment Companies Shares Sold............         --          --          --          (8)
    Foreign Currency Transactions..........................        362          --          --          38
    Forward Currency Contracts.............................    (29,817)         --          --      (1,817)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............      1,894     (39,797)   (177,536)   (107,915)
    Affiliated Investment Companies Shares.................         --          --          --           3
    Translation of Foreign Currency Denominated Amounts....       (185)         --          --        (288)
    Forward Currency Contracts.............................     12,530          --          --      24,176
                                                              --------    --------   ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................        432     (43,403)   (179,745)    (89,391)
                                                              --------    --------   ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................   $  5,302    $(27,816)  $(128,729)  $ (39,520)
                                                              ========    ========   =========   =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        DFA
                                                                   INTERMEDIATE-
                                                                       TERM                    DFA GLOBAL     DFA
                                                                     EXTENDED    DFA TARGETED  CORE PLUS   INVESTMENT
                                                                      QUALITY       CREDIT    FIXED INCOME   GRADE
                                                                    PORTFOLIO#    PORTFOLIO#  PORTFOLIO(A) PORTFOLIO#
                                                                   ------------- ------------ ------------ ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies......................................................         --            --          --    $       2
                                                                     --------      --------     -------    ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................         --            --          --            2
                                                                     --------      --------     -------    ---------
  Interest........................................................   $ 30,536      $  6,530     $ 1,756      110,115
  Income from Securities Lending..................................        211            47          --          623
                                                                     --------      --------     -------    ---------
     Total Investment Income......................................     30,747         6,577       1,756      110,740
                                                                     --------      --------     -------    ---------
EXPENSES
  Investment Management Fees......................................      1,840           523         265        8,320
  Accounting & Transfer Agent Fees................................         69            32           4          300
  Custodian Fees..................................................         10             5          --           47
  Filing Fees.....................................................         31            20           5          148
  Shareholders' Reports...........................................         20             8           2           99
  Directors'/Trustees' Fees & Expenses............................          7             2          --           33
  Professional Fees...............................................         11             4           1           49
  Organizational & Offering Costs.................................         --            --          19           --
  Other...........................................................         20             6           1           93
                                                                     --------      --------     -------    ---------
     Total Expenses...............................................      2,008           600         297        9,089
                                                                     --------      --------     -------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................         16           (50)         (7)          65
                                                                     --------      --------     -------    ---------
  Net Expenses....................................................      2,024           550         290        9,154
                                                                     --------      --------     -------    ---------
  NET INVESTMENT INCOME (LOSS)....................................     28,723         6,027       1,466      101,586
                                                                     --------      --------     -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................     (3,346)         (287)     (2,542)     (15,454)
    Affiliated Investment Companies Shares Sold...................        (24)           (4)         --          (82)
    Foreign Currency Transactions.................................         --            24         (78)          (5)
    Forward Currency Contracts....................................         --        (2,448)         59         (432)
    In-Kind Redemptions...........................................         --            --          --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities**.......................................    (90,693)      (10,641)     (8,879)    (319,098)
    Affiliated Investment Companies Shares........................          4            --          --           17
    Translation of Foreign Currency Denominated Amounts...........         --             4         (49)         (82)
    Forward Currency Contracts....................................         --           910       6,333        4,183
                                                                     --------      --------     -------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (94,059)      (12,442)     (5,156)    (330,954)
                                                                     --------      --------     -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $(65,336)     $ (6,415)    $(3,690)   $(229,368)
                                                                     ========      ========     =======    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 11, 2018.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA
                                                                       DFA                INFLATION-  DFA SHORT-
                                                                   DIVERSIFIED            PROTECTED  DURATION REAL
                                                                   FIXED INCOME DFA LTIP  SECURITIES    RETURN
                                                                    PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO#
                                                                   ------------ --------- ---------- -------------
INVESTMENT INCOME
  Income Distributions............................................   $  4,622        --          --          --
                                                                     --------    ------    --------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      4,622        --          --          --
                                                                     --------    ------    --------    --------
  Interest........................................................      1,819    $2,847    $ 73,247    $ 11,441
  Income from Securities Lending..................................         --        --          --          80
                                                                     --------    ------    --------    --------
     Total Investment Income......................................      6,441     2,847      73,247      11,521
                                                                     --------    ------    --------    --------
EXPENSES
  Investment Management Fees......................................        369        74       2,273       1,194
  Accounting & Transfer Agent Fees................................          7         5         149          52
  Custodian Fees..................................................          1         1          21          22
  Filing Fees.....................................................         33         9          53          31
  Shareholders' Reports...........................................          5         1          59          25
  Directors'/Trustees' Fees & Expenses............................          2         1          17           4
  Professional Fees...............................................          2         1          26           8
  Other...........................................................          2         2          49          14
                                                                     --------    ------    --------    --------
     Total Expenses...............................................        421        94       2,647       1,350
                                                                     --------    ------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................       (301)       18          --          20
                                                                     --------    ------    --------    --------
  Net Expenses....................................................        120       112       2,647       1,370
                                                                     --------    ------    --------    --------
  NET INVESTMENT INCOME (LOSS)....................................      6,321     2,735      70,600      10,151
                                                                     --------    ------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities..        302        --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................        (21)     (152)     (4,690)     (1,454)
    Affiliated Investment Companies Shares Sold...................         --        --          --          (8)
    Swap Contracts................................................         --        --          --         284
    Foreign Currency Transactions.................................         --        --          --           8
    Forward Currency Contracts....................................         --        --          --       1,421
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     (1,816)     (152)    (84,476)    (20,279)
    Affiliated Investment Companies Shares........................    (13,476)       --          --           1
    Swap Contracts................................................         --        --          --      10,577
    Translation of Foreign Currency Denominated Amounts...........         --        --          --         (54)
    Forward Currency Contracts....................................         --        --          --         767
                                                                     --------    ------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (15,011)     (304)    (89,166)     (8,737)
                                                                     --------    ------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $ (8,690)   $2,431    $(18,566)   $  1,414
                                                                     ========    ======    ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA                   DFA
                                                                       DFA      CALIFORNIA     DFA    SHORT-TERM
                                                                    MUNICIPAL   MUNICIPAL   MUNICIPAL MUNICIPAL
                                                                   REAL RETURN REAL RETURN    BOND       BOND
                                                                    PORTFOLIO  PORTFOLIO(A) PORTFOLIO PORTFOLIO
                                                                   ----------- ------------ --------- ----------
INVESTMENT INCOME
  Interest........................................................  $  6,662     $   478     $ 2,946   $ 16,474
                                                                    --------     -------     -------   --------
     Total Investment Income......................................     6,662         478       2,946     16,474
                                                                    --------     -------     -------   --------
EXPENSES
  Investment Management Fees......................................       775          63         380      2,548
  Accounting & Transfer Agent Fees................................        24           3          12         79
  Custodian Fees..................................................        23           6           2         12
  Filing Fees.....................................................        22           2          23         71
  Shareholders' Reports...........................................         5          --           3         23
  Directors'/Trustees' Fees & Expenses............................         3          --           1         10
  Professional Fees...............................................         5          --           2         15
  Organizational & Offering Costs.................................        --          29          --         --
  Other...........................................................        53           2           5         29
                                                                    --------     -------     -------   --------
     Total Expenses...............................................       910         105         428      2,787
                                                                    --------     -------     -------   --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................        --         (10)          9         --
  Fees Paid Indirectly (Note C)...................................       (38)         (2)        (12)       (78)
                                                                    --------     -------     -------   --------
  Net Expenses....................................................       872          93         425      2,709
                                                                    --------     -------     -------   --------
  NET INVESTMENT INCOME (LOSS)....................................     5,790         385       2,521     13,765
                                                                    --------     -------     -------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................       (24)         --          (1)      (218)
    Swap Contracts................................................        23          --          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................   (22,234)     (1,604)     (7,893)   (21,567)
    Swap Contracts................................................    11,472         864          --         --
                                                                    --------     -------     -------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (10,763)       (740)     (7,894)   (21,785)
                                                                    --------     -------     -------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (4,973)    $  (355)    $(5,373)  $ (8,020)
                                                                    ========     =======     =======   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on November 1, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                      DFA
                                                                             DFA         DFA      CALIFORNIA
                                                                        INTERMEDIATE- CALIFORNIA INTERMEDIATE-
                                                                            TERM      SHORT-TERM     TERM
                                                                          MUNICIPAL   MUNICIPAL    MUNICIPAL
                                                                            BOND         BOND        BOND
                                                                          PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                        ------------- ---------- -------------
INVESTMENT INCOME
  Interest.............................................................   $ 14,693     $ 6,229      $ 3,052
                                                                          --------     -------      -------
     Total Investment Income...........................................     14,693       6,229        3,052
                                                                          --------     -------      -------
EXPENSES
  Investment Management Fees...........................................      1,702       1,048          368
  Accounting & Transfer Agent Fees.....................................         57          29           11
  Custodian Fees.......................................................          8           5            2
  Filing Fees..........................................................         53          14           11
  Shareholders' Reports................................................         17           8            3
  Directors'/Trustees' Fees & Expenses.................................          7           4            1
  Professional Fees....................................................         10           6            2
  Other................................................................         22          12            5
                                                                          --------     -------      -------
     Total Expenses....................................................      1,876       1,126          403
                                                                          --------     -------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         23          --           10
  Fees Paid Indirectly (Note C)........................................        (51)        (33)         (10)
                                                                          --------     -------      -------
  Net Expenses.........................................................      1,848       1,093          403
                                                                          --------     -------      -------
  NET INVESTMENT INCOME (LOSS).........................................     12,845       5,136        2,649
                                                                          --------     -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................        (10)        (83)         (11)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................    (39,996)     (9,058)      (8,168)
                                                                          --------     -------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    (40,006)     (9,141)      (8,179)
                                                                          --------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........   $(27,161)    $(4,005)     $(5,530)
                                                                          ========     =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                              DFA NY    DFA MN
                                                                                             MUNICIPAL MUNICIPAL
                                                                                               BOND      BOND
                                                                                             PORTFOLIO PORTFOLIO
                                                                                             --------- ---------
INVESTMENT INCOME
  Interest..................................................................................  $   649   $   445
                                                                                              -------   -------
     Total Investment Income................................................................      649       445
                                                                                              -------   -------
EXPENSES
  Investment Management Fees................................................................       92        80
  Accounting & Transfer Agent Fees..........................................................        4         3
  Custodian Fees............................................................................        1         1
  Filing Fees...............................................................................       10         3
  Shareholders' Reports.....................................................................        1        --
  Professional Fees.........................................................................        1        --
  Organizational & Offering Costs...........................................................       --        38
  Other.....................................................................................       --         2
                                                                                              -------   -------
     Total Expenses.........................................................................      109       127
                                                                                              -------   -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................        5       (25)
  Fees Paid Indirectly (Note C).............................................................       (4)       (2)
                                                                                              -------   -------
  Net Expenses..............................................................................      110       100
                                                                                              -------   -------
  NET INVESTMENT INCOME (LOSS)..............................................................      539       345
                                                                                              -------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................       (9)      (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................................................   (1,306)   (1,362)
                                                                                              -------   -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................   (1,315)   (1,380)
                                                                                              -------   -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................  $  (776)  $(1,035)
                                                                                              =======   =======

----------
**Net of foreign capital gain taxes withheld of $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA SELECTIVELY
                                         DFA ONE-YEAR FIXED       DFA TWO-YEAR GLOBAL     HEDGED GLOBAL FIXED
                                          INCOME PORTFOLIO      FIXED INCOME PORTFOLIO     INCOME PORTFOLIO
                                      ------------------------  ----------------------  ----------------------
                                       SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       APRIL 30,     OCT. 31,   APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                          2018         2017        2018        2017        2018        2017
                                      -----------  -----------  ----------  ----------  ----------  ----------
                                      (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $    59,276  $    78,106  $   41,033  $   60,188  $    8,784  $   18,914
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......      (9,297)      (3,170)    (18,021)     (9,125)       (920)      1,096
   Affiliated Investment
    Companies Shares Sold............         (40)          (5)        (14)         10          (3)         --
   Foreign Currency
    Transactions.....................          --           --         (79)         (6)        (16)         32
   Forward Currency Contracts........          --           --      10,272     (15,260)     (6,289)     (1,675)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     (30,665)     (11,738)    (29,264)    (12,838)    (12,750)     (6,683)
   Affiliated Investment
    Companies Shares Sold............          17          (10)          6         (11)          1          --
   Translation of Foreign Currency
    Denominated Amounts..............          --           --          61        (181)        (45)        (19)
   Forward Currency Contracts........          --           --      (6,652)     25,152      12,169        (893)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................      19,291       63,183      (2,658)     47,929         931      10,772
                                      -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........     (54,425)     (75,756)    (48,469)    (46,352)    (19,847)    (16,079)
  Net Short-Term Gains:
   Institutional Class Shares........          --           --          --          --          --          --
  Net Long-Term Gains:
   Institutional Class Shares........          --         (405)         --          --          --          --
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Total Distributions..............     (54,425)     (76,161)    (48,469)    (46,352)    (19,847)    (16,079)
                                      -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued......................   2,573,266    3,802,547     766,129   1,413,377     143,413     273,288
  Shares Issued in Lieu of Cash
   Distributions.....................      50,750       70,974      44,566      42,763      19,805      16,054
  Shares Redeemed....................  (2,017,062)  (3,388,321)   (551,948)   (980,824)   (100,569)   (135,061)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................     606,954      485,200     258,747     475,316      62,649     154,281
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets......................     571,820      472,222     207,620     476,893      43,733     148,974
NET ASSETS
  Beginning of Period................   7,458,011    6,985,789   5,201,650   4,724,757   1,137,725     988,751
                                      -----------  -----------  ----------  ----------  ----------  ----------
  End of Period...................... $ 8,029,831  $ 7,458,011  $5,409,270  $5,201,650  $1,181,458  $1,137,725
                                      ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     250,604      369,200      77,426     141,855      15,045      28,488
  Shares Issued in Lieu of Cash
   Distributions.....................       4,948        6,893       4,511       4,302       2,085       1,704
  Shares Redeemed....................    (196,480)    (328,963)    (55,792)    (98,424)    (10,565)    (14,096)
                                      -----------  -----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................      59,072       47,130      26,145      47,733       6,565      16,096
                                      ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $     4,842  $        (9) $    1,179  $    8,617  $    1,895  $   12,958

                                                 DFA
                                       FIVE-YEAR GLOBAL FIXED
                                          INCOME PORTFOLIO
                                      ------------------------
                                       SIX MONTHS      YEAR
                                         ENDED        ENDED
                                       APRIL 30,     OCT. 31,
                                          2018         2017
                                      -----------  -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $    87,668  $   218,002
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......     (56,213)       9,356
   Affiliated Investment
    Companies Shares Sold............         (18)         (14)
   Foreign Currency
    Transactions.....................        (178)        (118)
   Forward Currency Contracts........     (79,891)     (29,234)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    (186,866)    (135,610)
   Affiliated Investment
    Companies Shares Sold............           4          (11)
   Translation of Foreign Currency
    Denominated Amounts..............        (791)        (286)
   Forward Currency Contracts........     121,553       73,100
                                      -----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    (114,732)     135,185
                                      -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (152,047)    (219,966)
  Net Short-Term Gains:
   Institutional Class Shares........          --       (5,423)
  Net Long-Term Gains:
   Institutional Class Shares........      (9,220)     (42,519)
                                      -----------  -----------
    Total Distributions..............    (161,267)    (267,908)
                                      -----------  -----------
Capital Share Transactions (1):
  Shares Issued......................   2,141,783    3,690,788
  Shares Issued in Lieu of Cash
   Distributions.....................     152,345      253,124
  Shares Redeemed....................  (1,373,405)  (2,323,448)
                                      -----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................     920,723    1,620,464
                                      -----------  -----------
    Total Increase (Decrease) in
     Net Assets......................     644,724    1,487,741
NET ASSETS
  Beginning of Period................  14,085,116   12,597,375
                                      -----------  -----------
  End of Period...................... $14,729,840  $14,085,116
                                      ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     197,153      336,497
  Shares Issued in Lieu of Cash
   Distributions.....................      13,989       23,294
  Shares Redeemed....................    (126,505)    (211,994)
                                      -----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................      84,637      147,797
                                      ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $   (23,905) $    40,474

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           DFA WORLD EX U.S.                               DFA INTERMEDIATE
                                            GOVERNMENT FIXED        DFA SHORT-TERM         GOVERNMENT FIXED
                                            INCOME PORTFOLIO     GOVERNMENT PORTFOLIO      INCOME PORTFOLIO
                                         ---------------------  ----------------------  ----------------------
                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                           ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                                         APRIL 30,    OCT. 31,  APRIL 30,    OCT. 31,   APRIL 30,    OCT. 31,
                                            2018        2017       2018        2017        2018        2017
                                         ----------  ---------  ----------  ----------  ----------  ----------
                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $    4,870  $   8,807  $   15,587  $   25,234  $   51,016  $   86,271
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     15,648     (7,868)     (3,606)       (293)     (2,209)      5,070
   Affiliated Investment Companies
    Shares Sold.........................         --         --          --          --          --          --
   Foreign Currency Transactions........        362         88          --          --          --          --
   Forward Currency Contracts...........    (29,817)   (35,520)         --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................      1,894     41,145     (39,797)    (26,421)   (177,536)   (118,697)
   Affiliated Investment Companies
    Shares Sold.........................         --         --          --          --          --          --
   Translation of Foreign Currency
    Denominated Amounts.................       (185)       371          --          --          --          --
   Forward Currency Contracts...........     12,530      5,671          --          --          --          --
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................      5,302     12,694     (27,816)     (1,480)   (128,729)    (27,356)
                                         ----------  ---------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........     (1,574)   (19,386)    (14,017)    (24,390)    (47,139)    (85,509)
  Net Short-Term Gains:
   Institutional Class Shares...........         --     (1,312)         --        (720)         --      (3,003)
  Net Long-Term Gains:
   Institutional Class Shares...........         --       (551)         --      (4,717)     (5,000)     (6,710)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Total Distributions.................     (1,574)   (21,249)    (14,017)    (29,827)    (52,139)    (95,222)
                                         ----------  ---------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    171,131    310,507     367,819     656,942     742,197   1,485,982
  Shares Issued in Lieu of Cash
   Distributions........................      1,534     20,926      13,138      27,900      49,261      89,994
  Shares Redeemed.......................    (69,370)  (161,902)   (278,207)   (526,204)   (409,696)   (635,193)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    103,295    169,531     102,750     158,638     381,762     940,783
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    107,023    160,976      60,917     127,331     200,894     818,205
NET ASSETS
  Beginning of Period...................    933,640    772,664   2,221,841   2,094,510   4,629,841   3,811,636
                                         ----------  ---------  ----------  ----------  ----------  ----------
  End of Period......................... $1,040,663  $ 933,640  $2,282,758  $2,221,841  $4,830,735  $4,629,841
                                         ==========  =========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     16,767     30,894      35,057      61,811      60,778     119,215
  Shares Issued in Lieu of Cash
   Distributions........................        149      2,118       1,253       2,635       4,018       7,275
  Shares Redeemed.......................     (6,804)   (16,144)    (26,531)    (49,508)    (33,557)    (51,024)
                                         ----------  ---------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     10,112     16,868       9,779      14,938      31,239      75,466
                                         ==========  =========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)................. $   (6,653) $  (9,949) $    4,128  $    2,558  $   13,141  $    9,264

                                                   DFA
                                           SHORT-TERM EXTENDED
                                            QUALITY PORTFOLIO
                                         -----------------------
                                         SIX MONTHS      YEAR
                                           ENDED        ENDED
                                         APRIL 30,     OCT. 31,
                                            2018         2017
                                         ----------  -----------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   49,871  $    95,353
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (3,580)       4,711
   Affiliated Investment Companies
    Shares Sold.........................         (8)          13
   Foreign Currency Transactions........         38          (12)
   Forward Currency Contracts...........     (1,817)      (5,021)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   (107,915)     (38,269)
   Affiliated Investment Companies
    Shares Sold.........................          3          (12)
   Translation of Foreign Currency
    Denominated Amounts.................       (288)         (28)
   Forward Currency Contracts...........     24,176        9,166
                                         ----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    (39,520)      65,901
                                         ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (39,413)     (84,608)
  Net Short-Term Gains:
   Institutional Class Shares...........         --           (4)
  Net Long-Term Gains:
   Institutional Class Shares...........     (4,055)          (4)
                                         ----------  -----------
    Total Distributions.................    (43,468)     (84,616)
                                         ----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,015,278    1,860,954
  Shares Issued in Lieu of Cash
   Distributions........................     42,621       82,823
  Shares Redeemed.......................   (631,733)  (1,088,768)
                                         ----------  -----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    426,166      855,009
                                         ----------  -----------
    Total Increase (Decrease) in Net
     Assets.............................    343,178      836,294
NET ASSETS
  Beginning of Period...................  5,559,764    4,723,470
                                         ----------  -----------
  End of Period......................... $5,902,942  $ 5,559,764
                                         ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     94,504      172,020
  Shares Issued in Lieu of Cash
   Distributions........................      3,962        7,658
  Shares Redeemed.......................    (58,862)    (100,624)
                                         ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     39,604       79,054
                                         ==========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)................. $   15,895  $     5,437

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA INTERMEDIATE-                             DFA GLOBAL
                                                  TERM EXTENDED          DFA TARGETED      CORE PLUS FIXED
                                                QUALITY PORTFOLIO      CREDIT PORTFOLIO    INCOME PORTFOLIO
                                             ----------------------  --------------------  ----------------
                                                                                                PERIOD
                                                                                               JAN. 11,
                                             SIX MONTHS     YEAR     SIX MONTHS    YEAR        2018(A)
                                                ENDED      ENDED        ENDED     ENDED           TO
                                              APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,     APRIL 30,
                                                2018        2017        2018       2017          2018
                                             ----------- ----------  ----------- --------  ----------------
                                             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   28,723  $   47,210   $  6,027   $  9,907      $  1,466
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (3,346)      5,720       (287)       793        (2,542)
   Affiliated Investment Companies Shares
    Sold....................................        (24)         (2)        (4)        --            --
   Foreign Currency Transactions............         --          --         24         (7)          (78)
   Forward Currency Contracts...............         --          --     (2,448)      (137)           59
   In-Kind Redemptions......................         --          --         --         --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (90,693)    (17,528)   (10,641)    (1,972)       (8,879)
   Affiliated Investment Companies Shares
    Sold....................................          4          (8)        --         (1)           --
   Translation of Foreign Currency
    Denominated Amounts.....................         --          --          4          3           (49)
   Forward Currency Contracts...............         --          --        910        844         6,333
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    (65,336)     35,392     (6,415)     9,430        (3,690)
                                             ----------  ----------   --------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (27,081)    (46,418)    (3,708)    (9,264)         (601)
  Net Short-Term Gains:
   Institutional Class Shares...............         --        (339)        --         --            --
  Net Long-Term Gains:
   Institutional Class Shares...............     (5,639)     (2,020)      (906)        --            --
                                             ----------  ----------   --------   --------      --------
    Total Distributions.....................    (32,720)    (48,777)    (4,614)    (9,264)         (601)
                                             ----------  ----------   --------   --------      --------
Capital Share Transactions (1):
  Shares Issued.............................    350,501     671,617    128,074    228,033       431,469
  Shares Issued in Lieu of Cash
   Distributions............................     30,747      45,412      4,469      8,916           601
  Shares Redeemed...........................   (241,863)   (312,794)   (45,813)   (79,106)       (6,725)
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    139,385     404,235     86,730    157,843       425,345
                                             ----------  ----------   --------   --------      --------
    Total Increase (Decrease) in Net
     Assets.................................     41,329     390,850     75,701    158,009       421,054
NET ASSETS
  Beginning of Period.......................  1,804,891   1,414,041    514,588    356,579            --
                                             ----------  ----------   --------   --------      --------
  End of Period............................. $1,846,220  $1,804,891   $590,289   $514,588      $421,054
                                             ==========  ==========   ========   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     33,079      62,563     12,910     22,826        43,320
  Shares Issued in Lieu of Cash
   Distributions............................      2,904       4,238        449        893            61
  Shares Redeemed...........................    (22,998)    (29,251)    (4,623)    (7,910)         (681)
                                             ----------  ----------   --------   --------      --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................     12,985      37,550      8,736     15,809        42,700
                                             ==========  ==========   ========   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    2,091  $      449   $  3,018   $    699      $    865

                                               DFA INVESTMENT GRADE
                                                     PORTFOLIO
                                             ------------------------


                                             SIX MONTHS       YEAR
                                                ENDED        ENDED
                                              APRIL 30,     OCT. 31,
                                                2018          2017
                                             -----------  -----------
                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   101,586  $   165,935
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (15,454)       4,461
   Affiliated Investment Companies Shares
    Sold....................................         (82)           4
   Foreign Currency Transactions............          (5)          12
   Forward Currency Contracts...............        (432)      (4,776)
   In-Kind Redemptions......................          (1)          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    (319,098)     (83,455)
   Affiliated Investment Companies Shares
    Sold....................................          17          (43)
   Translation of Foreign Currency
    Denominated Amounts.....................         (82)         (13)
   Forward Currency Contracts...............       4,183        2,226
                                             -----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    (229,368)      84,351
                                             -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (96,751)    (150,794)
  Net Short-Term Gains:
   Institutional Class Shares...............          --           --
  Net Long-Term Gains:
   Institutional Class Shares...............          --           --
                                             -----------  -----------
    Total Distributions.....................     (96,751)    (150,794)
                                             -----------  -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,882,683    3,121,375
  Shares Issued in Lieu of Cash
   Distributions............................      95,521      148,903
  Shares Redeemed...........................  (1,374,527)  (1,212,334)
                                             -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     603,677    2,057,944
                                             -----------  -----------
    Total Increase (Decrease) in Net
     Assets.................................     277,558    1,991,501
NET ASSETS
  Beginning of Period.......................   8,185,290    6,193,789
                                             -----------  -----------
  End of Period............................. $ 8,462,848  $ 8,185,290
                                             ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     175,950      288,163
  Shares Issued in Lieu of Cash
   Distributions............................       8,901       13,835
  Shares Redeemed...........................    (128,760)    (112,043)
                                             -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................      56,091      189,955
                                             ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    30,043  $    25,208

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA DIVERSIFIED                              DFA INFLATION-
                                                  FIXED INCOME            DFA LTIP         PROTECTED SECURITIES
                                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                              --------------------  --------------------  ----------------------
                                              SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                 ENDED     ENDED       ENDED     ENDED       ENDED      ENDED
                                               APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                 2018       2017       2018       2017       2018        2017
                                              ----------- --------  ----------- --------  ----------- ----------
                                              (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...............  $  6,321   $  5,387   $  2,735   $  2,612  $   70,600  $   84,591
  Capital Gain Distributions Received from
   Investment Securities.....................       302        215         --         --          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............       (21)       (50)      (152)       (56)     (4,690)       (187)
   Affiliated Investment Companies Shares
    Sold.....................................        --         --         --         --          --          --
   Swap Contracts............................        --         --         --         --          --          --
   Foreign Currency Transactions.............        --         --         --         --          --          --
   Forward Currency Contracts................        --         --         --         --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................    (1,816)      (351)      (152)    (2,773)    (84,476)    (85,390)
   Affiliated Investment Companies Shares
    Sold.....................................   (13,476)    (1,586)        --         --          --          --
   Swap Contracts............................        --         --         --         --          --          --
   Translation of Foreign Currency
    Denominated Amounts......................        --         --         --         --          --          --
   Forward Currency Contracts................        --         --         --         --          --          --
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............    (8,690)     3,615      2,431       (217)    (18,566)       (986)
                                               --------   --------   --------   --------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................    (5,638)    (5,141)    (1,899)    (2,365)    (58,443)    (77,872)
  Net Short-Term Gains:
   Institutional Class Shares................        --         --         --        (50)         --        (141)
  Net Long-Term Gains:
   Institutional Class Shares................       (98)        --         --         --          --      (8,865)
                                               --------   --------   --------   --------  ----------  ----------
    Total Distributions......................    (5,736)    (5,141)    (1,899)    (2,415)    (58,443)    (86,878)
                                               --------   --------   --------   --------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................   253,100    477,812     60,991     73,479     898,008   1,690,026
  Shares Issued in Lieu of Cash
   Distributions.............................     5,735      5,141      1,899      2,415      51,449      77,379
  Shares Redeemed............................   (75,356)   (63,972)   (13,173)   (11,938)   (624,060)   (834,307)
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................   183,479    418,981     49,717     63,956     325,397     933,098
                                               --------   --------   --------   --------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................   169,053    417,455     50,249     61,324     248,388     845,234
NET ASSETS
  Beginning of Period........................   530,016    112,561    124,591     63,267   4,359,301   3,514,067
                                               --------   --------   --------   --------  ----------  ----------
  End of Period..............................  $699,069   $530,016   $174,840   $124,591  $4,607,689  $4,359,301
                                               ========   ========   ========   ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................    26,300     48,977      6,538      7,955      77,098     143,167
  Shares Issued in Lieu of Cash
   Distributions.............................       594        529        198        265       4,394       6,630
  Shares Redeemed............................    (7,840)    (6,552)    (1,425)    (1,289)    (53,634)    (70,815)
                                               --------   --------   --------   --------  ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................    19,054     42,954      5,311      6,931      27,858      78,982
                                               ========   ========   ========   ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..........................  $    936   $    253   $  1,194   $    358  $   23,568  $   11,411

                                                DFA SHORT-DURATION
                                               REAL RETURN PORTFOLIO
                                              ----------------------
                                              SIX MONTHS     YEAR
                                                 ENDED      ENDED
                                               APRIL 30,   OCT. 31,
                                                 2018        2017
                                              ----------- ----------
                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............... $   10,151  $   17,577
  Capital Gain Distributions Received from
   Investment Securities.....................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............     (1,454)        765
   Affiliated Investment Companies Shares
    Sold.....................................         (8)          7
   Swap Contracts............................        284      (4,208)
   Foreign Currency Transactions.............          8          23
   Forward Currency Contracts................      1,421      (2,531)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.................................    (20,279)     (5,924)
   Affiliated Investment Companies Shares
    Sold.....................................          1          (9)
   Swap Contracts............................     10,577       6,736
   Translation of Foreign Currency
    Denominated Amounts......................        (54)         (8)
   Forward Currency Contracts................        767       3,618
                                              ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............      1,414      16,046
                                              ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares................    (19,458)    (13,087)
  Net Short-Term Gains:
   Institutional Class Shares................         --          --
  Net Long-Term Gains:
   Institutional Class Shares................         --          --
                                              ----------  ----------
    Total Distributions......................    (19,458)    (13,087)
                                              ----------  ----------
Capital Share Transactions (1):
  Shares Issued..............................    273,702     391,386
  Shares Issued in Lieu of Cash
   Distributions.............................     18,998      12,649
  Shares Redeemed............................   (133,252)   (191,532)
                                              ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions......................    159,448     212,503
                                              ----------  ----------
    Total Increase (Decrease) in Net
     Assets..................................    141,404     215,462
NET ASSETS
  Beginning of Period........................  1,130,418     914,956
                                              ----------  ----------
  End of Period.............................. $1,271,822  $1,130,418
                                              ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................     27,708      39,408
  Shares Issued in Lieu of Cash
   Distributions.............................      1,933       1,293
  Shares Redeemed............................    (13,499)    (19,296)
                                              ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................     16,142      21,405
                                              ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).......................... $    3,174  $   12,481

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                         (AMOUNTS IN THOUSANDS)(A)(A)

                                                                                     DFA
                                                                                 CALIFORNIA
                                                                                  MUNICIPAL
                                                           DFA MUNICIPAL REAL    REAL RETURN        DFA MUNICIPAL
                                                            RETURN PORTFOLIO      PORTFOLIO        BOND PORTFOLIO
                                                         ---------------------  -------------   --------------------
                                                                                  PERIOD
                                                                                  NOV. 1,
                                                         SIX MONTHS     YEAR      2017(A)       SIX MONTHS    YEAR
                                                            ENDED      ENDED        TO             ENDED     ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,       APRIL 30,  OCT. 31,
                                                            2018        2017       2018            2018       2017
                                                         ----------- ---------  -----------     ----------- --------
                                                         (UNAUDITED)            (UNAUDITED)     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................  $   5,790  $   8,457    $   385        $  2,521   $  3,406
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................        (24)       (42)        --              (1)       (23)
   Swap Contracts.......................................         23     (1,007)        --              --         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................    (22,234)       389     (1,604)         (7,893)      (242)
   Swap Contracts.......................................     11,472      2,646        864              --         --
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     (4,973)    10,443       (355)         (5,373)     3,141
                                                          ---------  ---------    -------   -    --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................     (5,525)    (8,396)      (346)         (2,388)    (3,378)
                                                          ---------  ---------    -------   -    --------   --------
    Total Distributions.................................     (5,525)    (8,396)      (346)         (2,388)    (3,378)
                                                          ---------  ---------    -------   -    --------   --------
Capital Share Transactions (1):
  Shares Issued.........................................    205,772    363,496     90,007         152,388    224,318
  Shares Issued in Lieu of Cash Distributions...........      5,523      8,370        346           2,384      3,376
  Shares Redeemed.......................................   (106,732)  (131,077)    (4,544)        (81,681)   (96,240)
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    104,563    240,789     85,809          73,091    131,454
                                                          ---------  ---------    -------   -    --------   --------
    Total Increase (Decrease) in Net Assets.............     94,065    242,836     85,108          65,330    131,217
NET ASSETS
  Beginning of Period...................................    716,821    473,985         --         351,938    220,721
                                                          ---------  ---------    -------   -    --------   --------
  End of Period.........................................  $ 810,886  $ 716,821    $85,108        $417,268   $351,938
                                                          =========  =========    =======   =    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     20,816     36,806      9,030          15,136     22,146
  Shares Issued in Lieu of Cash Distributions...........        562        845         35             237        332
  Shares Redeemed.......................................    (10,814)   (13,241)      (458)         (8,115)    (9,512)
                                                          ---------  ---------    -------   -    --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................     10,564     24,410      8,607           7,258     12,966
                                                          =========  =========    =======   =    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME).......................  $     423  $     158    $    39        $    199   $     66


                                                             DFA SHORT-TERM
                                                             MUNICIPAL BOND
                                                                PORTFOLIO
                                                         ----------------------


                                                         SIX MONTHS     YEAR
                                                            ENDED      ENDED
                                                          APRIL 30,   OCT. 31,
                                                            2018        2017
                                                         ----------- ----------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   13,765  $   22,235
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................       (218)         (1)
   Swap Contracts.......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................    (21,567)     (6,027)
   Swap Contracts.......................................         --          --
                                                         ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     (8,020)     16,207
                                                         ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........................    (13,158)    (22,189)
                                                         ----------  ----------
    Total Distributions.................................    (13,158)    (22,189)
                                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................    537,872   1,110,957
  Shares Issued in Lieu of Cash Distributions...........     12,792      21,505
  Shares Redeemed.......................................   (484,609)   (698,520)
                                                         ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................     66,055     433,942
                                                         ----------  ----------
    Total Increase (Decrease) in Net Assets.............     44,877     427,960
NET ASSETS
  Beginning of Period...................................  2,531,941   2,103,981
                                                         ----------  ----------
  End of Period......................................... $2,576,818  $2,531,941
                                                         ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     53,063     109,168
  Shares Issued in Lieu of Cash Distributions...........      1,263       2,111
  Shares Redeemed.......................................    (47,819)    (68,675)
                                                         ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................      6,507      42,604
                                                         ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)....................... $      942  $      335

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA CALIFORNIA
                                                                                                    INTERMEDIATE-TERM
                                                DFA INTERMEDIATE-TERM   DFA CALIFORNIA SHORT-TERM    MUNICIPAL BOND
                                               MUNICIPAL BOND PORTFOLIO MUNICIPAL BOND PORTFOLIO        PORTFOLIO
                                               ----------------------   ------------------------  --------------------
                                               SIX MONTHS      YEAR     SIX MONTHS      YEAR      SIX MONTHS    YEAR
                                                  ENDED       ENDED        ENDED       ENDED         ENDED     ENDED
                                                APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,     APRIL 30,  OCT. 31,
                                                  2018         2017        2018         2017         2018       2017
                                               -----------  ----------  -----------  ----------   ----------- --------
                                               (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   12,845   $   20,229  $    5,136   $    8,473    $  2,649   $  4,138
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............        (10)          (8)        (83)         (10)        (11)         3
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.....................    (39,996)      (3,913)     (9,058)      (1,455)     (8,168)      (459)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (27,161)      16,308      (4,005)       7,008      (5,530)     3,682
                                               ----------   ----------  ----------   ----------    --------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (12,284)     (20,181)     (4,864)      (8,471)     (2,522)    (4,115)
                                               ----------   ----------  ----------   ----------    --------   --------
     Total Distributions......................    (12,284)     (20,181)     (4,864)      (8,471)     (2,522)    (4,115)
                                               ----------   ----------  ----------   ----------    --------   --------
Capital Share Transactions (1):
  Shares Issued...............................    380,215      784,057     299,940      384,206     118,769    178,513
  Shares Issued in Lieu of Cash
   Distributions..............................     11,777       19,346       4,833        8,432       2,490      4,051
  Shares Redeemed.............................   (265,847)    (396,529)   (234,633)    (239,845)    (58,318)   (90,722)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    126,145      406,874      70,140      152,793      62,941     91,842
                                               ----------   ----------  ----------   ----------    --------   --------
     Total Increase (Decrease) in Net
      Assets..................................     86,700      403,001      61,271      151,330      54,889     91,409
NET ASSETS
  Beginning of Period.........................  1,667,648    1,264,647   1,031,539      880,209     347,302    255,893
                                               ----------   ----------  ----------   ----------    --------   --------
  End of Period............................... $1,754,348   $1,667,648  $1,092,810   $1,031,539    $402,191   $347,302
                                               ==========   ==========  ==========   ==========    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     37,769       77,473      29,236       37,348      11,376     17,004
  Shares Issued in Lieu of Cash
   Distributions..............................      1,174        1,902         472          819         239        384
  Shares Redeemed.............................    (26,426)     (39,157)    (22,869)     (23,320)     (5,590)    (8,657)
                                               ----------   ----------  ----------   ----------    --------   --------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..............     12,517       40,218       6,839       14,847       6,025      8,731
                                               ==========   ==========  ==========   ==========    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $      941   $      380  $      384   $      112    $    205   $     78

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                       DFA NY MUNICIPAL      DFA MN MUNICIPAL
                                                                        BOND PORTFOLIO        BOND PORTFOLIO
                                                                     --------------------  -------------------
                                                                                                        PERIOD
                                                                                                       JULY 25,
                                                                     SIX MONTHS    YEAR    SIX MONTHS  2017(A)
                                                                        ENDED     ENDED       ENDED       TO
                                                                      APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2018       2017       2018       2017
                                                                     ----------- --------  ----------- --------
                                                                     (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $    539   $    800   $    345   $   136
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................        (9)        (2)       (18)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................    (1,306)        98     (1,362)     (299)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................      (776)       896     (1,035)     (163)
                                                                      --------   --------   --------   -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................................      (513)      (796)      (325)     (131)
                                                                      --------   --------   --------   -------
     Total Distributions............................................      (513)      (796)      (325)     (131)
                                                                      --------   --------   --------   -------
Capital Share Transactions (1):
  Shares Issued.....................................................    20,008     47,751     43,297    63,224
  Shares Issued in Lieu of Cash Distributions.......................       513        796        325       131
  Shares Redeemed...................................................   (15,732)   (15,024)   (36,752)   (1,802)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) from Capital Share Transactions........     4,789     33,523      6,870    61,553
                                                                      --------   --------   --------   -------
     Total Increase (Decrease) in Net Assets........................     3,500     33,623      5,510    61,259
NET ASSETS
  Beginning of Period...............................................    91,204     57,581     61,259        --
                                                                      --------   --------   --------   -------
  End of Period.....................................................  $ 94,704   $ 91,204   $ 66,769   $61,259
                                                                      ========   ========   ========   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     1,969      4,685      4,408     6,322
  Shares Issued in Lieu of Cash Distributions.......................        51         78         33        13
  Shares Redeemed...................................................    (1,548)    (1,476)    (3,743)     (180)
                                                                      --------   --------   --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed........       472      3,287        698     6,155
                                                                      ========   ========   ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $     40   $     14   $     25   $     5

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                     -------------------------------------------------------------------------  ---------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR       SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED          ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      APRIL 30,
                                         2018          2017        2016        2015        2014        2013          2018
--------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    10.29     $    10.31  $    10.32  $    10.32  $    10.33  $    10.35  $     9.99
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.08           0.11        0.07        0.04        0.03        0.04        0.08
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.06)         (0.02)         --        0.01          --          --       (0.09)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.02           0.09        0.07        0.05        0.03        0.04       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.07)         (0.11)      (0.07)      (0.04)      (0.03)      (0.04)      (0.09)
  Net Realized Gains................         --             --       (0.01)      (0.01)      (0.01)      (0.02)         --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.07)         (0.11)      (0.08)      (0.05)      (0.04)      (0.06)      (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.24     $    10.29  $    10.31  $    10.32  $    10.32  $    10.33  $     9.89
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       0.20%(D)       0.86%       0.70%       0.44%       0.28%       0.43%      (0.08)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $8,029,831     $7,458,011  $6,985,789  $7,306,008  $8,455,559  $8,089,711  $5,409,270
Ratio of Expenses to Average Net
 Assets.............................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)........................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.52%(E)       1.08%       0.69%       0.38%       0.30%       0.38%       1.56%(E)
Portfolio Turnover Rate.............         39%(D)         86%         64%         81%         72%         62%         42%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                      DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                     -----------------------------------------------------------
                                        YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED       ENDED       ENDED
                                      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                        2017        2016        2015        2014        2013
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $     9.99  $     9.96  $    10.02  $    10.06  $    10.13
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.12        0.08        0.05        0.05        0.05
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.03)         --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       0.09        0.08        0.05        0.05        0.05
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.09)      (0.05)      (0.10)      (0.08)      (0.10)
  Net Realized Gains................         --          --       (0.01)      (0.01)      (0.02)
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.09)      (0.05)      (0.11)      (0.09)      (0.12)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     9.99  $     9.99  $     9.96  $    10.02  $    10.06
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................       0.95%       0.81%       0.56%       0.51%       0.51%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,201,650  $4,724,757  $5,360,173  $6,188,952  $5,552,198
Ratio of Expenses to Average Net
 Assets.............................       0.17%       0.17%       0.18%       0.17%       0.18%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)........................       0.17%       0.17%       0.18%       0.17%       0.18%
Ratio of Net Investment Income to
 Average Net Assets.................       1.21%       0.79%       0.54%       0.51%       0.54%
Portfolio Turnover Rate.............        121%         87%        125%         99%        123%
------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------  ----------------
                                 SIX MONTHS       YEAR       YEAR       YEAR        YEAR       YEAR      SIX MONTHS
                                    ENDED        ENDED      ENDED      ENDED       ENDED      ENDED         ENDED
                                  APRIL 30,     OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,   OCT. 31,     APRIL 30,
                                    2018          2017       2016       2015        2014       2013         2018
------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                                             (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $     9.66     $     9.72  $   9.41  $  10.00   $    10.21   $  10.41  $     11.03
                                ----------     ----------  --------  --------   ----------   --------  -----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.07           0.17      0.17      0.15         0.15       0.17         0.07
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.06)         (0.08)     0.24     (0.59)       (0.22)     (0.11)       (0.15)
                                ----------     ----------  --------  --------   ----------   --------  -----------
   Total from Investment
    Operations.................       0.01           0.09      0.41     (0.44)       (0.07)      0.06        (0.08)
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.17)         (0.15)    (0.10)    (0.15)       (0.12)     (0.25)       (0.12)
  Net Realized Gains...........         --             --        --        --        (0.02)     (0.01)       (0.01)
                                ----------     ----------  --------  --------   ----------   --------  -----------
   Total Distributions.........      (0.17)         (0.15)    (0.10)    (0.15)       (0.14)     (0.26)       (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     9.50     $     9.66  $   9.72  $   9.41   $    10.00   $  10.21  $     10.82
=============================== ===========    ==========  ========  ========   ==========   ========  ===========
Total Return...................       0.06%(D)       1.00%     4.44%    (4.42)%      (0.72)%     0.52%       (0.78)%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,181,458     $1,137,725  $988,751  $995,914   $1,099,647   $985,287  $14,729,840
Ratio of Expenses to Average
 Net Assets....................       0.17%(E)       0.17%     0.17%     0.17%        0.17%      0.18%        0.27%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............       0.17%(E)       0.17%     0.17%     0.17%        0.17%      0.18%        0.27%(E)
Ratio of Net Investment Income
 to Average Net Assets.........       1.52%(E)       1.77%     1.75%     1.55%        1.46%      1.62%        1.22%(E)
Portfolio Turnover Rate........         25%(D)         52%       54%       56%          48%        99%          30%(D)
------------------------------------------------------------------------------------------------------------------------

                                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                --------------------------------------------------------------
                                    YEAR         YEAR         YEAR        YEAR        YEAR
                                   ENDED        ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2017         2016         2015        2014        2013
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     11.16  $     11.08  $     11.06  $    11.14  $    11.28
                                -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18         0.18         0.17        0.15        0.12
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.08)        0.10         0.07        0.05       (0.05)
                                -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.10         0.28         0.24        0.20        0.07
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)       (0.17)       (0.20)      (0.13)      (0.10)
  Net Realized Gains...........       (0.04)       (0.03)       (0.02)      (0.15)      (0.11)
                                -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.23)       (0.20)       (0.22)      (0.28)      (0.21)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     11.03  $     11.16  $     11.08  $    11.06  $    11.14
=============================== ===========  ===========  ===========  ==========  ==========
Total Return...................        0.95%        2.63%        2.22%       1.90%       0.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $14,085,116  $12,597,375  $11,237,965  $9,818,116  $7,851,561
Ratio of Expenses to Average
 Net Assets....................        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income
 to Average Net Assets.........        1.66%        1.60%        1.55%       1.34%       1.05%
Portfolio Turnover Rate........          69%          41%          51%         62%         72%
----------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                         ---------------------------------------------------------------  ---------------
                                          SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR      SIX MONTHS
                                             ENDED       ENDED     ENDED     ENDED     ENDED     ENDED         ENDED
                                           APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     APRIL 30,
                                             2018         2017      2016      2015      2014      2013         2018
--------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value, Beginning of Period.... $    10.22     $  10.37  $  10.48  $  10.81  $  10.31  $  10.56  $    10.59
                                         ----------     --------  --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.05         0.10      0.11      0.14      0.19      0.16        0.07
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............         --         0.02      0.50      0.27      0.60     (0.14)      (0.20)
                                         ----------     --------  --------  --------  --------  --------  ----------
   Total from Investment Operations.....       0.05         0.12      0.61      0.41      0.79      0.02       (0.13)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.02)       (0.25)    (0.71)    (0.69)    (0.29)    (0.17)      (0.06)
  Net Realized Gains....................         --        (0.02)    (0.01)    (0.05)       --     (0.10)         --
                                         ----------     --------  --------  --------  --------  --------  ----------
   Total Distributions..................      (0.02)       (0.27)    (0.72)    (0.74)    (0.29)    (0.27)      (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.25     $  10.22  $  10.37  $  10.48  $  10.81  $  10.31  $    10.40
======================================== ===========    ========  ========  ========  ========  ========  ===========
Total Return............................       0.46%(D)     1.31%     6.26%     3.93%     7.93%     0.23%      (1.19)%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,040,663     $933,640  $772,664  $567,118  $355,241  $240,733  $2,282,758
Ratio of Expenses to Average Net
 Assets.................................       0.20%(E)     0.20%     0.20%     0.20%     0.20%     0.20%       0.19%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and (Fees Paid Indirectly))............       0.20%(E)     0.21%     0.22%     0.22%     0.22%     0.23%       0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.99%(E)     1.04%     1.09%     1.37%     1.81%     1.53%       1.39%(E)
Portfolio Turnover Rate.................         21%(D)       51%       48%       27%       41%       44%         16%(D)
--------------------------------------------------------------------------------------------------------------------------

                                               DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                         ------------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR         YEAR
                                            ENDED       ENDED       ENDED       ENDED        ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                             2017        2016        2015        2014         2013
------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $    10.75   $    10.75  $    10.69  $    10.70  $    10.88
                                         ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.12         0.11        0.10        0.08        0.08
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.13)        0.04        0.07          --       (0.08)
                                         ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.01)        0.15        0.17        0.08          --
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.12)       (0.11)      (0.09)      (0.07)      (0.09)
  Net Realized Gains....................      (0.03)       (0.04)      (0.02)      (0.02)      (0.09)
                                         ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.15)       (0.15)      (0.11)      (0.09)      (0.18)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.59   $    10.75  $    10.75  $    10.69  $    10.70
======================================== ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.10)%       1.40%       1.65%       0.83%      (0.03)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,221,841   $2,094,510  $2,144,989  $2,061,710  $1,780,576
Ratio of Expenses to Average Net
 Assets.................................       0.19%        0.19%       0.19%       0.19%       0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and (Fees Paid Indirectly))............       0.19%        0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.17%        1.02%       0.90%       0.75%       0.78%
Portfolio Turnover Rate.................         34%          51%         82%         40%         37%
------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------------   ---------------
                                  SIX MONTHS        YEAR        YEAR        YEAR        YEAR         YEAR       SIX MONTHS
                                     ENDED         ENDED       ENDED       ENDED       ENDED        ENDED          ENDED
                                   APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      APRIL 30,
                                     2018           2017        2016        2015        2014         2013          2018
------------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                                                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    12.45      $    12.86   $    12.67  $    12.60  $    12.52  $    13.13   $    10.85
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.13            0.26         0.26        0.27        0.29        0.31         0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.47)          (0.39)        0.24        0.13        0.08       (0.58)       (0.17)
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations.................      (0.34)          (0.13)        0.50        0.40        0.37       (0.27)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.12)          (0.25)       (0.25)      (0.27)      (0.29)      (0.32)       (0.07)
  Net Realized Gains...........      (0.01)          (0.03)       (0.06)      (0.06)         --       (0.02)       (0.01)
                                ----------      ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions.........      (0.13)          (0.28)       (0.31)      (0.33)      (0.29)      (0.34)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    11.98      $    12.45   $    12.86  $    12.67  $    12.60  $    12.52   $    10.69
=============================== ===========     ==========   ==========  ==========  ==========  ==========   ===========
Total Return...................      (2.71)%(D)      (0.93)%       3.95%       3.25%       3.00%      (2.09)%      (0.72)%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,830,735      $4,629,841   $3,811,636  $3,378,949  $4,021,616  $3,665,838   $5,902,942
Ratio of Expenses to Average
 Net Assets....................       0.12%(E)        0.12%        0.12%       0.12%       0.12%       0.12%        0.22%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.12%(E)        0.12%        0.12%       0.12%       0.12%       0.12%        0.22%(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.17%(E)        2.06%        2.01%       2.17%       2.30%       2.45%        1.74%(E)
Portfolio Turnover Rate........          5%(D)          12%          17%         19%         29%          6%          10%(D)
------------------------------------------------------------------------------------------------------------------------------

                                  DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $    10.90  $    10.82  $    10.86  $    10.86  $    10.98
                                ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.20        0.19        0.17        0.16        0.17
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.07)       0.10       (0.01)         --       (0.09)
                                ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       0.13        0.29        0.16        0.16        0.08
-------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.18)      (0.19)      (0.19)      (0.14)      (0.18)
  Net Realized Gains...........         --       (0.02)      (0.01)      (0.02)      (0.02)
                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.18)      (0.21)      (0.20)      (0.16)      (0.20)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.85  $    10.90  $    10.82  $    10.86  $    10.86
=============================== ==========  ==========  ==========  ==========  ==========
Total Return...................       1.19%       2.70%       1.48%       1.44%       0.79%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,559,764  $4,723,470  $3,896,233  $3,822,894  $2,632,084
Ratio of Expenses to Average
 Net Assets....................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income
 to Average Net Assets.........       1.85%       1.77%       1.58%       1.45%       1.57%
Portfolio Turnover Rate........         23%         25%         28%         23%         19%
-------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                         ---------------------------------------------------------------

                                                           SIX MONTHS       YEAR        YEAR        YEAR        YEAR
                                                              ENDED        ENDED       ENDED       ENDED       ENDED
                                                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                              2018          2017        2016        2015        2014
-------------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    10.85      $    10.97  $    10.67  $    10.80  $    10.50
                                                         ----------      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.16            0.33        0.32        0.33        0.33
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.54)          (0.11)       0.37       (0.04)       0.28
                                                         ----------      ----------  ----------  ----------  ----------
   Total from Investment Operations.....................      (0.38)           0.22        0.69        0.29        0.61
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.15)          (0.32)      (0.34)      (0.37)      (0.31)
  Net Realized Gains....................................      (0.03)          (0.02)      (0.05)      (0.05)         --
                                                         ----------      ----------  ----------  ----------  ----------
   Total Distributions..................................      (0.18)          (0.34)      (0.39)      (0.42)      (0.31)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    10.29      $    10.85  $    10.97  $    10.67  $    10.80
======================================================== ===========     ==========  ==========  ==========  ==========
Total Return............................................      (3.47)%(D)       2.05%       6.61%       2.66%       5.91%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $1,846,220      $1,804,891  $1,414,041  $1,068,817  $2,133,894
Ratio of Expenses to Average Net Assets.................       0.22%(E)        0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.22%(E)        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets....       3.12%(E)        3.03%       2.99%       3.05%       3.06%
Portfolio Turnover Rate.................................         13%(D)          18%         28%         30%         23%
-------------------------------------------------------------------------------------------------------------------------

                                                                                 DFA TARGETED CREDIT PORTFOLIO
                                                         -----------  --------------------------------------------
                                                                                                             PERIOD
                                                             YEAR      SIX MONTHS      YEAR      YEAR       MAY 20,
                                                            ENDED         ENDED       ENDED     ENDED      2015(A) TO
                                                           OCT. 31,     APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,
                                                             2013         2018         2017      2016         2015
-------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    11.10    $  10.06      $  10.08  $   9.96   $  10.00
                                                         ----------    --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.31        0.11          0.22      0.21       0.08
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      (0.59)      (0.23)        (0.03)     0.12      (0.06)
                                                         ----------    --------      --------  --------   --------
   Total from Investment Operations.....................      (0.28)      (0.12)         0.19      0.33       0.02
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.31)      (0.07)        (0.21)    (0.21)     (0.06)
  Net Realized Gains....................................      (0.01)      (0.02)           --        --         --
                                                         ----------    --------      --------  --------   --------
   Total Distributions..................................      (0.32)      (0.09)        (0.21)    (0.21)     (0.06)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    10.50    $   9.85      $  10.06  $  10.08   $   9.96
======================================================== ==========   ===========    ========  ========  ==========
Total Return............................................      (2.62)%     (1.23)%(D)     1.94%     3.39%      0.18%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $1,391,394    $590,289      $514,588  $356,579   $220,608
Ratio of Expenses to Average Net Assets.................       0.22%       0.20%(E)      0.20%     0.20%      0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)......................       0.23%       0.22%(E)      0.23%     0.24%      0.28%(C)(E)
Ratio of Net Investment Income to Average Net Assets....       2.88%       2.19%(E)      2.25%     2.06%      1.81%(C)(E)
Portfolio Turnover Rate.................................         10%         14%(D)        41%       21%         2%(D)
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA GLOBAL
                                                             CORE PLUS FIXED
                                                             INCOME PORTFOLIO
                                                             ----------------    ---------------
                                                                  PERIOD
                                                                 JAN. 11,          SIX MONTHS
                                                                2018(A) TO            ENDED
                                                                APRIL 30,           APRIL 30,
                                                                   2018               2018
-------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)         (UNAUDITED)
Net Asset Value, Beginning of Period........................     $  10.00        $    10.90
                                                                 --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................         0.04              0.13
 Net Gains (Losses) on Securities (Realized and Unrealized).        (0.16)            (0.42)
                                                                 --------        ----------
   Total from Investment Operations.........................        (0.12)            (0.29)
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................        (0.02)            (0.12)
 Net Realized Gains.........................................           --                --
                                                                 --------        ----------
   Total Distributions......................................        (0.02)            (0.12)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $   9.86        $    10.49
===========================================================  ================    ===========
Total Return................................................        (1.25)%(D)        (2.65)%(D)
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................     $421,054        $8,462,848
Ratio of Expenses to Average Net Assets.....................         0.27%(C)(E)       0.22%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................         0.27%(C)(E)       0.22%(E)
Ratio of Net Investment Income to Average Net Assets........         1.38%(C)(E)       2.44%(E)
Portfolio Turnover Rate.....................................           91% (D)            7%(D)
-------------------------------------------------------------------------------------------------


                                                                       DFA INVESTMENT GRADE PORTFOLIO
                                                             --------------------------------------------------------------

                                                                YEAR        YEAR        YEAR          YEAR           YEAR
                                                               ENDED       ENDED       ENDED         ENDED          ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       OCT. 31,
                                                                2017        2016        2015          2014           2013
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    11.04  $    10.80  $    10.76  $    10.57     $    10.99
                                                             ----------  ----------  ----------  ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25        0.24        0.27        0.26           0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.16)       0.25        0.02        0.18          (0.42)
                                                             ----------  ----------  ----------  ----------     ----------
   Total from Investment Operations.........................       0.09        0.49        0.29        0.44          (0.17)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.23)      (0.22)      (0.25)      (0.25)         (0.24)
 Net Realized Gains.........................................         --       (0.03)         --          --          (0.01)
                                                             ----------  ----------  ----------  ----------     ----------
   Total Distributions......................................      (0.23)      (0.25)      (0.25)      (0.25)         (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.90  $    11.04  $    10.80  $    10.76     $    10.57
===========================================================  ==========  ==========  ==========  ==========     ==========
Total Return................................................       0.86%       4.62%       2.77%       4.29%         (1.58)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $8,185,290  $6,193,789  $4,153,194  $2,433,057     $1,442,269
Ratio of Expenses to Average Net Assets.....................       0.22%       0.22%       0.22%       0.22%(B)       0.22%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.22%       0.22%       0.38%       0.40%(B)       0.41%(B)
Ratio of Net Investment Income to Average Net Assets........       2.32%       2.20%       2.49%       2.40%(B)       2.30%(B)
Portfolio Turnover Rate.....................................         18%          7%         52%        N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                             -----------------------------------
                                                                                                             PERIOD
                                                                              SIX MONTHS       YEAR         AUG. 10,
                                                                                 ENDED        ENDED        2016(A) TO
                                                                               APRIL 30,     OCT. 31,       OCT. 31,
                                                                                 2018          2017           2016
---------------------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................................  $   9.76      $   9.92    $  10.00
                                                                              --------      --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.10          0.15        0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)................     (0.24)        (0.16)      (0.08)
                                                                              --------      --------    --------
   Total from Investment Operations.........................................     (0.14)        (0.01)      (0.06)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.09)        (0.15)      (0.02)
  Net Realized Gains........................................................        --            --          --
                                                                              --------      --------    --------
   Total Distributions......................................................     (0.09)        (0.15)      (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $   9.53      $   9.76    $   9.92
============================================================================ ===========    ========   ==========
Total Return................................................................     (1.40)%(D)    (0.05)%     (0.64)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................................  $699,069      $530,016    $112,561
Ratio of Expenses to Average Net Assets.....................................      0.15%(E)      0.15%       0.15%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.25%(E)      0.29%       0.45%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........................      2.06%(E)      1.56%       0.91%(C)(E)
Portfolio Turnover Rate.....................................................         2%(D)         5%        N/A
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   DFA LTIP PORTFOLIO
                                                                             ----------------------------------------------------

                                                                             SIX MONTHS       YEAR      YEAR     YEAR      YEAR
                                                                                ENDED        ENDED     ENDED    ENDED     ENDED
                                                                              APRIL 30,     OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,
                                                                                2018          2017      2016     2015      2014
----------------------------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................................  $   9.31     $   9.81   $  8.67   $ 9.50    $ 8.80
                                                                              --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.17         0.25      0.26     0.05      0.20
  Net Gains (Losses) on Securities (Realized and Unrealized)................        --        (0.50)     1.03    (0.81)     0.86
                                                                              --------     --------   -------   ------    ------
   Total from Investment Operations.........................................      0.17        (0.25)     1.29    (0.76)     1.06
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.13)       (0.24)    (0.15)   (0.07)    (0.36)
  Net Realized Gains........................................................        --        (0.01)       --       --        --
                                                                              --------     --------   -------   ------    ------
   Total Distributions......................................................     (0.13)       (0.25)    (0.15)   (0.07)    (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $   9.35     $   9.31   $  9.81   $ 8.67    $ 9.50
============================================================================ ===========   ========   ======== ========  ========
Total Return................................................................      1.83%(D)    (2.52)%   14.90%   (8.04)%   12.22%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................................  $174,840     $124,591   $63,267   $  208    $  995
Ratio of Expenses to Average Net Assets.....................................      0.15%(E)     0.15%     0.15%    0.28%     0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.13%(E)     0.14%     0.21%   16.22%     3.63%
Ratio of Net Investment Income to Average Net Assets........................      3.69%(E)     2.75%     2.76%    0.49%     2.29%
Portfolio Turnover Rate.....................................................         4%(D)        2%        4%      88%      105%
----------------------------------------------------------------------------------------------------------------------------------

                                                                             --------

                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................................ $ 11.38
                                                                             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)................   (2.60)
                                                                             -------
   Total from Investment Operations.........................................   (2.45)
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.13)
  Net Realized Gains........................................................      --
                                                                             -------
   Total Distributions......................................................   (0.13)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  8.80
============================================================================ ========
Total Return................................................................  (21.54)%
--------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $ 1,375
Ratio of Expenses to Average Net Assets.....................................    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........    2.90%
Ratio of Net Investment Income to Average Net Assets........................    1.50%
Portfolio Turnover Rate.....................................................     120%
--------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                   ----------------------------------------------------------------------------

                                                     SIX MONTHS        YEAR        YEAR         YEAR        YEAR         YEAR
                                                        ENDED         ENDED       ENDED        ENDED       ENDED        ENDED
                                                      APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                        2018           2017        2016         2015        2014         2013
----------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    11.79      $    12.09   $    11.54  $    11.75   $    11.84  $    13.00
                                                   ----------      ----------   ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.18            0.25         0.16        0.06         0.22        0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.23)          (0.29)        0.53       (0.17)       (0.06)      (1.05)
                                                   ----------      ----------   ----------  ----------   ----------  ----------
   Total from Investment Operations...............      (0.05)          (0.04)        0.69       (0.11)        0.16       (0.84)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.15)          (0.23)       (0.13)      (0.07)       (0.25)      (0.24)
  Net Realized Gains..............................         --           (0.03)       (0.01)      (0.03)          --       (0.08)
                                                   ----------      ----------   ----------  ----------   ----------  ----------
   Total Distributions............................      (0.15)          (0.26)       (0.14)      (0.10)       (0.25)      (0.32)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    11.59      $    11.79   $    12.09  $    11.54   $    11.75  $    11.84
=================================================  ===========     ==========   ==========  ==========   ==========  ==========
Total Return......................................      (0.40)%(D)      (0.26)%       5.96%      (0.98)%       1.38%      (6.59)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $4,607,689      $4,359,301   $3,514,067  $2,982,898   $2,722,146  $2,592,771
Ratio of Expenses to Average Net Assets...........       0.12%(E)        0.12%        0.12%       0.12%        0.12%       0.12%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.12%(E)        0.12%        0.12%       0.12%        0.12%       0.12%
Ratio of Net Investment Income to Average Net
 Assets...........................................       3.11%(E)        2.14%        1.35%       0.54%        1.83%       1.68%
Portfolio Turnover Rate...........................         16%(D)          16%          19%         12%          25%         26%
----------------------------------------------------------------------------------------------------------------------------------

                                                                DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                                   -----------------------------------------------------------
                                                                                                         PERIOD
                                                    SIX MONTHS       YEAR       YEAR        YEAR        NOV. 5,
                                                       ENDED        ENDED      ENDED       ENDED       2013(A) TO
                                                     APRIL 30,     OCT. 31,   OCT. 31,    OCT. 31,      OCT. 31,
                                                       2018          2017       2016        2015          2014
---------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    10.02     $    10.02  $   9.79  $  10.00      $  10.00
                                                   ----------     ----------  --------  --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.08           0.17      0.17      0.14          0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.06)         (0.03)     0.18     (0.26)        (0.09)
                                                   ----------     ----------  --------  --------      --------
   Total from Investment Operations...............       0.02           0.14      0.35     (0.12)         0.02
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.17)         (0.14)    (0.12)    (0.09)        (0.02)
  Net Realized Gains..............................         --             --        --        --            --
                                                   ----------     ----------  --------  --------      --------
   Total Distributions............................      (0.17)         (0.14)    (0.12)    (0.09)        (0.02)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.87     $    10.02  $  10.02  $   9.79      $  10.00
=================================================  ===========    ==========  ========  ========     ==========
Total Return......................................       0.19%(D)       1.42%     3.67%    (1.14)%        0.20%(D)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,271,822     $1,130,418  $914,956  $784,996      $632,077
Ratio of Expenses to Average Net Assets...........       0.23%(E)       0.24%     0.24%     0.24%         0.24%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.23%(E)       0.23%     0.23%     0.23%         0.31%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.70%(E)       1.72%     1.68%     1.38%(E)      1.12%(C)(E)
Portfolio Turnover Rate...........................         18%(D)         35%       62%       30%          138%(D)
---------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         DFA
                                                                                     CALIFORNIA
                                                                                      MUNICIPAL
                                                                                     REAL RETURN
                                        DFA MUNICIPAL REAL RETURN PORTFOLIO           PORTFOLIO
                                --------------------------------------------        -----------
                                                                       PERIOD          PERIOD
                                 SIX MONTHS      YEAR      YEAR       NOV. 4,          NOV. 1,
                                    ENDED       ENDED     ENDED      2014(A) TO      2017(A) TO
                                  APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,        APRIL 30,
                                    2018         2017      2016         2015            2018
----------------------------------------------------------------------------------------------------
                                 (UNAUDITED)                                         (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $   9.94      $   9.93  $   9.72   $  10.00          $ 10.00
                                 --------      --------  --------   --------          -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.07          0.13      0.12       0.11             0.06
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.13)         0.01      0.21      (0.31)           (0.12)
                                 --------      --------  --------   --------          -------
   Total from Investment
    Operations.................     (0.06)         0.14      0.33      (0.20)           (0.06)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.07)        (0.13)    (0.12)     (0.08)           (0.05)
 Net Realized Gains............        --            --        --         --               --
                                 --------      --------  --------   --------          -------
   Total Distributions.........     (0.07)        (0.13)    (0.12)     (0.08)           (0.05)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.81      $   9.94  $   9.93   $   9.72          $  9.89
==============================  ===========    ========  ========  ==========       ===========
Total Return...................     (0.61)%(D)     1.42%     3.40%     (1.98)%(D)       (0.62)%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $810,886      $716,821  $473,985   $184,238          $85,108
Ratio of Expenses to Average
 Net Assets....................      0.22%(E)      0.23%     0.26%      0.27%(C)(E)      0.30%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.23%(E)      0.24%     0.24%      0.35%(C)(E)      0.30%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.49%(E)      1.34%     1.19%      1.12%(C)(E)      1.22%(C)(E)
Portfolio Turnover Rate........         2%(D)         4%        0%         0%(D)            0%
----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                                                         DFA MUNICIPAL BOND PORTFOLIO
                                                              --------------------------------------------        ---------------
                                                                                                     PERIOD
                                                               SIX MONTHS      YEAR      YEAR      MARCH 10,        SIX MONTHS
                                                                  ENDED       ENDED     ENDED      2015(A) TO          ENDED
                                                                APRIL 30,    OCT. 31,  OCT. 31,     OCT. 31,         APRIL 30,
                                                                  2018         2017      2016         2015             2018
----------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                                          (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  10.18      $  10.22  $  10.12   $  10.00        $    10.18
                                                               --------      --------  --------   --------        ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................      0.07          0.12      0.12       0.09              0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.21)        (0.04)     0.10       0.09             (0.08)
                                                               --------      --------  --------   --------        ----------
   Total from Investment Operations..........................     (0.14)         0.08      0.22       0.18             (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.06)        (0.12)    (0.12)     (0.06)            (0.05)
  Net Realized Gains.........................................        --            --        --         --                --
                                                               --------      --------  --------   --------        ----------
   Total Distributions.......................................     (0.06)        (0.12)    (0.12)     (0.06)            (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $   9.98      $  10.18  $  10.22   $  10.12        $    10.10
============================================================= ===========    ========  ========  ==========       ===========
Total Return.................................................     (1.36)%(D)     0.76%     2.22%      1.83%(D)         (0.28)%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $417,268      $351,938  $220,721   $100,315        $2,576,818
Ratio of Expenses to Average Net Assets......................      0.22%(E)      0.23%     0.23%      0.23%(C)(E)       0.21%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly)).......      0.23%(E)      0.24%     0.25%      0.37%(C)(E)       0.22%(E)
Ratio of Net Investment Income to Average Net Assets.........      1.33%(E)      1.17%     1.13%      1.31%(C)(E)       1.08%(E)
Portfolio Turnover Rate......................................         5%(D)         8%        2%         2%(D)             8%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                              -----------------------------------------------------------

                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.21  $    10.24  $    10.23  $    10.23  $    10.29
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................       0.10        0.09        0.09        0.09        0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.03)      (0.02)       0.01          --       (0.06)
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.07        0.07        0.10        0.09        0.04
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................      (0.10)      (0.10)      (0.09)      (0.09)      (0.10)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.10)      (0.10)      (0.09)      (0.09)      (0.10)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    10.18  $    10.21  $    10.24  $    10.23  $    10.23
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.67%       0.68%       1.00%       0.87%       0.42%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,531,941  $2,103,981  $2,199,837  $2,206,915  $1,780,699
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly)).......       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       0.96%       0.92%       0.90%       0.88%       0.98%
Portfolio Turnover Rate......................................         16%         11%         18%         30%         24%
-------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                           --------------------------------------------------------------------
                                             SIX MONTHS       YEAR        YEAR       YEAR      YEAR       YEAR
                                                ENDED        ENDED       ENDED      ENDED     ENDED      ENDED
                                              APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,
                                                2018          2017        2016       2015      2014       2013
------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period...... $    10.19      $    10.25  $    10.17  $  10.10  $   9.84  $  10.06
                                           ----------      ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.08            0.14        0.14      0.15      0.17      0.13
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.24)          (0.06)       0.09      0.06      0.25     (0.22)
                                           ----------      ----------  ----------  --------  --------  --------
   Total from Investment Operations.......      (0.16)           0.08        0.23      0.21      0.42     (0.09)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.07)          (0.14)      (0.15)    (0.14)    (0.16)    (0.13)
                                           ----------      ----------  ----------  --------  --------  --------
   Total Distributions....................      (0.07)          (0.14)      (0.15)    (0.14)    (0.16)    (0.13)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $     9.96      $    10.19  $    10.25  $  10.17  $  10.10  $   9.84
========================================== ===========     ==========  ==========  ========  ========  ========
Total Return..............................      (1.56)%(D)       0.75%       2.23%     2.13%     4.34%    (0.91)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,754,348      $1,667,648  $1,264,647  $910,481  $508,722  $269,514
Ratio of Expenses to Average Net
 Assets...................................       0.22%(E)        0.23%       0.23%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.22%(E)        0.23%       0.22%     0.23%     0.24%     0.26%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.51%(E)        1.35%       1.34%     1.47%     1.69%     1.36%
Portfolio Turnover Rate...................          2%(D)           4%          3%        1%        4%        0%
------------------------------------------------------------------------------------------------------------------

                                                   DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                           ------------------------------------------------------------------
                                             SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                              APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                2018          2017       2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period...... $    10.31      $    10.33  $  10.34  $  10.33  $  10.31  $  10.34
                                           ----------      ----------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.05            0.09      0.09      0.08      0.09      0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      (0.09)          (0.02)    (0.01)     0.01      0.01     (0.03)
                                           ----------      ----------  --------  --------  --------  --------
   Total from Investment Operations.......      (0.04)           0.07      0.08      0.09      0.10      0.07
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.05)          (0.09)    (0.09)    (0.08)    (0.08)    (0.10)
                                           ----------      ----------  --------  --------  --------  --------
   Total Distributions....................      (0.05)          (0.09)    (0.09)    (0.08)    (0.08)    (0.10)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.22      $    10.31  $  10.33  $  10.34  $  10.33  $  10.31
========================================== ===========     ==========  ========  ========  ========  ========
Total Return..............................      (0.42)%(D)       0.68%     0.79%     0.87%     1.02%     0.70%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,092,810      $1,031,539  $880,209  $825,484  $703,773  $521,090
Ratio of Expenses to Average Net
 Assets...................................       0.21%(E)        0.22%     0.22%     0.22%     0.22%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees
 Paid Indirectly))........................       0.21%(E)        0.22%     0.22%     0.22%     0.22%     0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.98%(E)        0.88%     0.84%     0.78%     0.83%     0.98%
Portfolio Turnover Rate...................         11%(D)          19%       20%       23%       22%       28%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                --------------------------------------------------------------

                                 SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                    ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                  APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                    2018         2017      2016      2015      2014      2013
------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.58      $  10.62  $  10.56  $  10.47  $  10.16  $ 10.30
                                 --------      --------  --------  --------  --------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.07          0.14      0.15      0.17      0.18     0.15
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.23)        (0.04)     0.07      0.08      0.30    (0.14)
                                 --------      --------  --------  --------  --------  -------
   Total from Investment
    Operations.................     (0.16)         0.10      0.22      0.25      0.48     0.01
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.07)        (0.14)    (0.16)    (0.16)    (0.17)   (0.15)
 Net Realized Gains............        --            --        --        --        --       --
                                 --------      --------  --------  --------  --------  -------
   Total Distributions.........     (0.07)        (0.14)    (0.16)    (0.16)    (0.17)   (0.15)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  10.35      $  10.58  $  10.62  $  10.56  $  10.47  $ 10.16
==============================  ===========    ========  ========  ========  ========  ========
Total Return...................     (1.51)%(D)     0.97%     2.10%     2.46%     4.82%    0.08%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $402,191      $347,302  $255,893  $196,624  $140,424  $97,199
Ratio of Expenses to Average
 Net Assets....................      0.22%(E)      0.23%     0.23%     0.23%     0.23%    0.23%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.22%(E)      0.23%     0.23%     0.23%     0.24%    0.26%
Ratio of Net Investment
 Income to Average Net Assets..      1.44%(E)      1.36%     1.42%     1.59%     1.75%    1.48%
Portfolio Turnover Rate........         3%(D)         7%        4%        2%       14%      11%
------------------------------------------------------------------------------------------------

                                        DFA NY MUNICIPAL BOND PORTFOLIO
                                -----------------------------------------
                                                                     PERIOD
                                SIX MONTHS       YEAR     YEAR      JUNE 16,
                                   ENDED        ENDED    ENDED     2015(A) TO
                                 APRIL 30,     OCT. 31, OCT. 31,    OCT. 31,
                                   2018          2017     2016        2015
--------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................   $ 10.24      $ 10.25  $ 10.14   $ 10.00
                                  -------      -------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.06         0.11     0.11      0.05
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.14)       (0.01)    0.12      0.12
                                  -------      -------  -------   -------
   Total from Investment
    Operations.................     (0.08)        0.10     0.23      0.17
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.06)       (0.11)   (0.12)    (0.03)
 Net Realized Gains............        --           --       --        --
                                  -------      -------  -------   -------
   Total Distributions.........     (0.06)       (0.11)   (0.12)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.   $ 10.10      $ 10.24  $ 10.25   $ 10.14
==============================  ===========    ======== ======== ==========
Total Return...................     (0.82)%(D)    0.94%    2.29%     1.75%(D)
--------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................   $94,704      $91,204  $57,581   $28,985
Ratio of Expenses to Average
 Net Assets....................      0.24%(E)     0.25%    0.25%     0.25%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.24%(E)     0.25%    0.34%     0.51%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.18%(E)     1.06%    1.10%     1.25%(D)(E)
Portfolio Turnover Rate........        15%(D)       15%       1%        0%(D)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA MN MUNICIPAL BOND
                                                                       PORTFOLIO
                                                             -----------------------
                                                                                PERIOD
                                                             SIX MONTHS        JULY 25,
                                                                ENDED         2017(A) TO
                                                              APRIL 30,        OCT. 31,
                                                                2018             2017
-------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $  9.95       $ 10.00
                                                               -------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.05          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized).     (0.21)        (0.05)
                                                               -------       -------
   Total from Investment Operations.........................     (0.16)        (0.03)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.05)        (0.02)
 Net Realized Gains.........................................        --            --
                                                               -------       -------
   Total Distributions......................................     (0.05)        (0.02)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $  9.74       $  9.95
===========================================================  ===========    ==========
Total Return................................................     (1.62)%(D)    (0.28)%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................   $66,769       $61,259
Ratio of Expenses to Average Net Assets.....................      0.32%(E)      0.24%(E)(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid Indirectly))......      0.40%(E)      0.37%(E)(C)
Ratio of Net Investment Income to Average Net Assets........      1.09%(E)      0.96%(E)(C)
Portfolio Turnover Rate.....................................         9%(D)         0%(D)
-------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-five (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by primarily investing directly or through other series of the Fund (collectively, the "Underlying Funds"). At April 30, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                            PERCENTAGE
                                                                                            OWNERSHIP
FUND OF FUNDS                           UNDERLYING FUNDS                                    AT 4/30/18
-------------                           ----------------                                    ----------
DFA Diversified Fixed Income Portfolio  DFA Two-Year Global Fixed Income Portfolio              4%
                                        DFA Intermediate Government Fixed Income Portfolio      7%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio........ 0.15%
               DFA Two-Year Global Fixed Income Portfolio. 0.15%

        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Global Core Plus Fixed Income Portfolio............... 0.25%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Diversified Fixed Income Portfolio.................... 0.12%
        DFA LTIP Portfolio........................................ 0.10%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA California Municipal Real Return Portfolio............ 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%
        DFA MN Municipal Bond Portfolio........................... 0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for the Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than prior year expense cap that was in place when such prior year expenses were waived.

                                                                                   NET WAIVED FEES/
                                                                    PREVIOUSLY     EXPENSES ASSUMED
                                                    RECOVERY       WAIVED FEES/       (RECOVERED
                                      EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                     LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES             AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------           ---------- ---------------- ----------------- -----------------
DFA Selectively Hedged Global Fixed
  Income Portfolio (1)..............    0.25%          --                --                --
DFA World ex U.S. Government Fixed
  Income Portfolio (1)..............    0.20%         $ 1              $312               $22
DFA Short-Term Government
  Portfolio (2).....................    0.20%          --                --                --
DFA Short-Term Extended Quality
  Portfolio (1).....................    0.22%           6               600                35

                                                                                          NET WAIVED FEES/
                                                                           PREVIOUSLY     EXPENSES ASSUMED
                                                           RECOVERY       WAIVED FEES/       (RECOVERED
                                             EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                            LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                    AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------                  ---------- ---------------- ----------------- -----------------
DFA Intermediate-Term Extended Quality
  Portfolio (1)............................    0.22%         $21             $  259             $(16)
DFA Targeted Credit Portfolio (1)..........    0.20%          --                345               50
DFA Global Core Plus Fixed Income
  Portfolio (3)............................    0.30%          14                  7                7
DFA Investment Grade Portfolio (4).........    0.22%          87              3,475              (65)
DFA Diversified Fixed Income
  Portfolio (3)............................    0.15%          --                821              301
DFA LTIP Portfolio (1).....................    0.15%          18                 36              (18)
DFA Inflation-Protected Securities
  Portfolio (1)............................    0.20%          --                 --               --
DFA Short-Duration Real Return
  Portfolio (5)............................    0.24%          20                 --              (20)
DFA Municipal Real Return Portfolio (1)....    0.27%          --                 --               --
DFA California Municipal Real Return
  Portfolio (3)............................    0.30%          --                 10               10
DFA Municipal Bond Portfolio (1)...........    0.23%          10                104               (9)
DFA Short-Term Municipal Bond
  Portfolio (2)............................    0.30%          --                 --               --
DFA Intermediate-Term Municipal Bond
  Portfolio (1)............................    0.23%          23                 --              (23)
DFA California Short-Term Municipal Bond
  Portfolio (1)............................    0.30%          --                 --               --
DFA California Intermediate-Term Municipal
  Bond Portfolio (1).......................    0.23%          10                 --              (10)
DFA NY Municipal Bond Portfolio (1)........    0.25%           6                 58               (5)
DFA MN Municipal Bond Portfolio (1)........    0.32%          --                 45               25

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
        DFA Two-Year Global Fixed Income Portfolio..........    $24
        DFA Five-Year Global Fixed Income Portfolio.........     43
        DFA World ex U.S. Government Fixed Income Portfolio.     10
        DFA Municipal Real Return Portfolio.................     38
        DFA California Municipal Real Return Portfolio......      2
        DFA Municipal Bond Portfolio........................     12
        DFA Short-Term Municipal Bond Portfolio.............     78

                                                                FEES PAID
                                                                INDIRECTLY
                                                                ----------
     DFA Intermediate-Term Municipal Bond Portfolio............    $51
     DFA California Short-Term Municipal Bond Portfolio........     33
     DFA California Intermediate-Term Municipal Bond Portfolio.     10
     DFA NY Municipal Bond Portfolio...........................      4
     DFA MN Municipal Bond Portfolio...........................      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $393
        DFA Two-Year Global Fixed Income Portfolio................  313
        DFA Selectively Hedged Global Fixed Income Portfolio......   32
        DFA Five-Year Global Fixed Income Portfolio...............  339
        DFA World ex U.S. Government Fixed Income Portfolio.......   12
        DFA Short-Term Government Portfolio.......................   78
        DFA Intermediate Government Fixed Income Portfolio........  132
        DFA Short-Term Extended Quality Portfolio.................   97
        DFA Intermediate-Term Extended Quality Portfolio..........   32
        DFA Targeted Credit Portfolio.............................    4
        DFA Global Core Plus Fixed Income Portfolio...............   --
        DFA Investment Grade Portfolio............................   92
        DFA Diversified Fixed Income Portfolio....................    3
        DFA LTIP Portfolio........................................    1
        DFA Inflation-Protected Securities Portfolio..............   95
        DFA Short-Duration Real Return Portfolio..................   13
        DFA Municipal Real Return Portfolio.......................    6
        DFA California Municipal Real Return Portfolio............   --
        DFA Municipal Bond Portfolio..............................    3
        DFA Short-Term Municipal Bond Portfolio...................   82
        DFA Intermediate-Term Municipal Bond Portfolio............   19
        DFA California Short-Term Municipal Bond Portfolio........   23
        DFA California Intermediate-Term Municipal Bond Portfolio.    4
        DFA NY Municipal Bond Portfolio...........................    1
        DFA MN Municipal Bond Portfolio...........................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                                             U.S. GOVERNMENT     OTHER INVESTMENT
                                                               SECURITIES           SECURITIES
                                                           ------------------- ---------------------
                                                           PURCHASES   SALES   PURCHASES    SALES
                                                           ---------- -------- ---------- ----------
DFA One-Year Fixed Income Portfolio....................... $  889,346 $990,019 $2,107,169 $1,777,126
DFA Two-Year Global Fixed Income Portfolio................    267,267  407,339  2,193,008  1,803,618
DFA Selectively Hedged Global Fixed Income Portfolio......    100,891   29,315    229,464    257,418
DFA Five-Year Global Fixed Income Portfolio...............         --       --  5,034,665  4,205,264
DFA World ex U.S. Government Fixed Income Portfolio.......         --    1,831    297,307    206,524
DFA Short-Term Government Portfolio.......................    473,166  357,411         --         --
DFA Intermediate Government Fixed Income Portfolio........    663,206  252,808         --         --
DFA Short-Term Extended Quality Portfolio.................         --       --    990,059    572,008
DFA Intermediate-Term Extended Quality Portfolio..........     22,903   17,401    345,791    214,444
DFA Targeted Credit Portfolio.............................         --       --    160,216     74,184
DFA Global Core Plus Fixed Income Portfolio...............         --   10,825    540,924    202,959
DFA Investment Grade Portfolio............................    538,778  365,250    784,871    242,508
DFA Diversified Fixed Income Portfolio....................     44,284   11,422    145,724         --
DFA LTIP Portfolio........................................     54,114    5,618         --         --
DFA Inflation-Protected Securities Portfolio..............  1,006,730  709,818         --         --
DFA Short-Duration Real Return Portfolio..................     81,300   64,715    282,827    150,835
DFA Municipal Real Return Portfolio.......................         --       --    110,656     12,541
DFA California Municipal Real Return Portfolio............         --       --     76,108         --
DFA Municipal Bond Portfolio..............................         --       --     96,744     19,853
DFA Short-Term Municipal Bond Portfolio...................         --       --    307,929    183,432
DFA Intermediate-Term Municipal Bond Portfolio............         --       --    183,107     32,361
DFA California Short-Term Municipal Bond Portfolio........         --       --    152,074    103,702
DFA California Intermediate-Term Municipal Bond Portfolio.         --       --     75,309     11,130
DFA NY Municipal Bond Portfolio...........................         --       --     13,031     12,063
DFA MN Municipal Bond Portfolio...........................         --       --     15,108      5,812

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                            NET REALIZED
                                                            GAIN/(LOSS)                                         DIVIDEND
                                                            ON SALES OF    CHANGE IN                           INCOME FROM
                                                             AFFILIATED   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/17   AT COST   FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA ONE-YEAR FIXED INCOME
 PORTFOLIO
DFA Short Term Investment
 Fund.....................  $100,564  $1,176,920  $898,615      $(40)         $17       $378,846     32,744        --
                            --------  ----------  --------      ----          ---       --------     ------        --
TOTAL.....................  $100,564  $1,176,920  $898,615      $(40)         $17       $378,846     32,744        --
                            ========  ==========  ========      ====          ===       ========     ======        ==

DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 27,030  $  447,243  $304,259      $(14)         $ 6       $170,006     14,694        --
                            --------  ----------  --------      ----          ---       --------     ------        --
TOTAL.....................  $ 27,030  $  447,243  $304,259      $(14)         $ 6       $170,006     14,694        --
                            ========  ==========  ========      ====          ===       ========     ======        ==

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
                             COMPANIES
-                          -------------
DFA ONE-YEAR FIXED INCOME
 PORTFOLIO
DFA Short Term Investment
 Fund.....................      --
                                --
TOTAL.....................      --
                                ==

DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund.....................      --
                                --
TOTAL.....................      --
                                ==


                                                                NET REALIZED
                                                                GAIN/(LOSS)                                         DIVIDEND
                                                                ON SALES OF    CHANGE IN                           INCOME FROM
                                                                 AFFILIATED   UNREALIZED                           AFFILIATED
                                BALANCE AT PURCHASES  PROCEEDS   INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                                 10/31/17   AT COST  FROM SALES  COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                               ---------- --------- ---------- ------------ ------------- ---------- ------------ -----------
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................  $      1  $135,476   $113,567      $ (3)      $      1     $ 21,908      1,894          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $      1  $135,476   $113,567      $ (3)      $      1     $ 21,908      1,894          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 77,381  $389,807   $409,863      $(18)      $      4     $ 57,311      4,953      $  728
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 77,381  $389,807   $409,863      $(18)      $      4     $ 57,311      4,953      $  728
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 21,242  $433,269   $284,790      $ (8)      $      3     $169,716     14,669          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 21,242  $433,269   $284,790      $ (8)      $      3     $169,716     14,669          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA INTERMEDIATE-TERM
 EXTENDED QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 55,477  $426,961   $308,167      $(24)      $      4     $174,251     15,061      $    1
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 55,477  $426,961   $308,167      $(24)      $      4     $174,251     15,061      $    1
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA TARGETED CREDIT PORTFOLIO
DFA Short Term Investment
 Fund..........................  $  7,336  $100,875   $ 61,791      $ (4)            --     $ 46,416      4,012      $  269
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $  7,336  $100,875   $ 61,791      $ (4)            --     $ 46,416      4,012      $  269
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA INVESTMENT GRADE
 PORTFOLIO
DFA Short Term Investment
 Fund..........................  $319,672  $850,497   $790,682      $(82)      $     17     $379,422     32,794      $    2
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $319,672  $850,497   $790,682      $(82)      $     17     $379,422     32,794      $    2
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA DIVERSIFIED FIXED INCOME
 PORTFOLIO
Investment in DFA Intermediate
 Government Fixed Income
 Portfolio of..................  $263,735  $ 95,611         --        --       $(11,836)    $347,510     29,008      $3,053
DFA Two-Year Global Fixed
 Income Portfolio of...........   158,623    50,113         --        --         (1,640)     207,096     20,940       1,569
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $422,358  $145,724         --        --       $(13,476)    $554,606     49,948      $4,622
                                 ========  ========   ========      ====       ========     ========     ======      ======

DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 28,874  $227,943   $164,929      $ (8)      $      1     $ 91,881      7,941          --
                                 --------  --------   --------      ----       --------     --------     ------      ------
TOTAL..........................  $ 28,874  $227,943   $164,929      $ (8)      $      1     $ 91,881      7,941          --
                                 ========  ========   ========      ====       ========     ========     ======      ======

                                CAPITAL GAIN
                                DISTRIBUTIONS
                                    FROM
                                 AFFILIATED
                                 INVESTMENT
                                  COMPANIES
-                               -------------
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA SHORT-TERM EXTENDED
 QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA INTERMEDIATE-TERM
 EXTENDED QUALITY PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA TARGETED CREDIT PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA INVESTMENT GRADE
 PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

DFA DIVERSIFIED FIXED INCOME
 PORTFOLIO
Investment in DFA Intermediate
 Government Fixed Income
 Portfolio of..................     $302
DFA Two-Year Global Fixed
 Income Portfolio of...........       --
                                    ----
TOTAL..........................     $302
                                    ====

DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
DFA Short Term Investment
 Fund..........................       --
                                    ----
TOTAL..........................       --
                                    ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                              INCREASE       INCREASE
                                                                             (DECREASE)     (DECREASE)
                                                              INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                             (DECREASE)    NET INVESTMENT  NET REALIZED
                                                           PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                           --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio.......................    $  2,052        $ (2,053)      $     1
DFA Two-Year Global Fixed Income Portfolio................         766         (18,714)       17,948
DFA Selectively Hedged Global Fixed Income Portfolio......         569          (2,970)        2,401
DFA Five-Year Global Fixed Income Portfolio...............       6,178         (35,494)       29,316
DFA World ex U.S. Government Fixed Income Portfolio.......     (30,455)        (13,047)       43,502
DFA Short-Term Government Portfolio.......................         562            (564)            2
DFA Intermediate Government Fixed Income Portfolio........       1,270          (1,200)          (70)
DFA Short-Term Extended Quality Portfolio.................       1,443          (6,424)        4,981
DFA Intermediate-Term Extended Quality Portfolio..........         764            (682)          (82)
DFA Targeted Credit Portfolio.............................         214            (591)          377
DFA Investment Grade Portfolio............................       2,443          (7,206)        4,763
DFA Diversified Fixed Income Portfolio....................          78             (10)          (68)
DFA LTIP Portfolio........................................          26             (76)           50
DFA Inflation-Protected Securities Portfolio..............       1,105          (1,107)            2
DFA Short-Duration Real Return Portfolio..................          --          (2,461)        2,461
DFA Municipal Real Return Portfolio.......................          --              --            --
DFA Municipal Bond Portfolio..............................          --              --            --
DFA Short-Term Municipal Bond Portfolio...................          --              --            --
DFA Intermediate-Term Municipal Bond Portfolio............          --              --            --
DFA California Short-Term Municipal Bond Portfolio........          --              --            --
DFA California Intermediate-Term Municipal Bond Portfolio.          --              --            --
DFA NY Municipal Bond Portfolio...........................          --              --            --
DFA MN Municipal Bond Portfolio...........................          --              --            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                     -------------- ------------- ---------- -------
DFA One-Year Fixed Income Portfolio
2016................................    $55,296        $2,550         --     $57,846
2017................................     75,758           403         --      76,161

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                      -------------- ------------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
2016.................................................    $ 24,459            --          --   $ 24,459
2017.................................................      46,352            --          --     46,352
DFA Selectively Hedged Global Fixed Income Portfolio
2016.................................................      10,482            --          --     10,482
2017.................................................      16,079            --          --     16,079
DFA Five-Year Global Fixed Income Portfolio
2016.................................................     186,372       $30,555          --    216,927
2017.................................................     225,389        42,519          --    267,908
DFA World ex U.S. Government Fixed Income Portfolio
2016.................................................      37,065           629          --     37,694
2017.................................................      19,427           550          --     19,977
DFA Short-Term Government Portfolio
2016.................................................      24,266         5,104          --     29,370
2017.................................................      25,111         4,717          --     29,828
DFA Intermediate Government Fixed Income Portfolio
2016.................................................      68,307        14,801          --     83,108
2017.................................................      88,513         6,710          --     95,223
DFA Short-Term Extended Quality Portfolio
2016.................................................      75,753         5,231          --     80,984
2017.................................................      84,613             4          --     84,617
DFA Intermediate-Term Extended Quality Portfolio
2016.................................................      38,250         5,135          --     43,385
2017.................................................      46,757         2,020          --     48,777
DFA Targeted Credit Portfolio
2016.................................................       6,004            --          --      6,004
2017.................................................       9,264            --          --      9,264
DFA Investment Grade Portfolio
2016.................................................     101,641        13,535          --    115,176
2017.................................................     150,794            --          --    150,794
DFA Diversified Fixed Income Portfolio
2016.................................................         110            --          --        110
2017.................................................       5,141            --          --      5,141
DFA LTIP Portfolio
2016.................................................         786            --          --        786
2017.................................................       2,415            --          --      2,415
DFA Inflation-Protected Securities Portfolio
2016.................................................      36,066         2,828          --     38,894
2017.................................................      78,014         8,864          --     86,878
DFA Short-Duration Real Return Portfolio
2016.................................................       9,645            --          --      9,645
2017.................................................      13,087            --          --     13,087
DFA Municipal Real Return Portfolio
2016.................................................          --            --      $4,131      4,131
2017.................................................          --            --       8,396      8,396
DFA Municipal Bond Portfolio
2016.................................................          --            --       1,922      1,922
2017.................................................          --            --       3,378      3,378

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                           CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                           -------------- ------------- ---------- -------
DFA Short-Term Municipal Bond Portfolio
2016......................................................       --            --        $21,005   $21,005
2017......................................................       --            --         22,189    22,189
DFA Intermediate-Term Municipal Bond Portfolio
2016......................................................       --            --         15,739    15,739
2017......................................................       --            --         20,181    20,181
DFA California Short-Term Municipal Bond Portfolio
2016......................................................       --            --          7,440     7,440
2017......................................................       --            --          8,471     8,471
DFA California Intermediate-Term Municipal Bond Portfolio
2016......................................................       --            --          3,364     3,364
2017......................................................       --            --          4,115     4,115
DFA NY Municipal Bond Portfolio
2016......................................................       --            --            487       487
2017......................................................       --            --            796       796
DFA MN Municipal Bond Portfolio
2016......................................................       --            --             --        --
2017......................................................       --            --            131       131

   The DFA MN Municipal Bond Portfolio commenced operations on July 25, 2017, and did not pay any distributions for the year ended October 31, 2016.

   The DFA California Municipal Real Return Portfolio commenced operations on November 1, 2017, and did not pay any distributions for the year ended
October 31, 2016. The DFA Global Core Plus Fixed Income Portfolio commenced operations on January 11, 2018, and did not pay any distributions for the years ended October 31, 2016 and October 31, 2017.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                      -------------- ------------- -------
DFA One-Year Fixed Income Portfolio..................    $(2,052)           --     $(2,052)
DFA Two-Year Global Fixed Income Portfolio...........       (766)           --        (766)
DFA Selectively Hedged Global Fixed Income Portfolio.       (569)           --        (569)
DFA Five-Year Global Fixed Income Portfolio..........     (5,964)        $(214)     (6,178)
DFA World ex U.S. Government Fixed Income Portfolio..         --            --          --
DFA Short-Term Government Portfolio..................       (562)           --        (562)
DFA Intermediate Government Fixed Income Portfolio...     (1,200)          (70)     (1,270)
DFA Short-Term Extended Quality Portfolio............     (1,386)          (57)     (1,443)
DFA Intermediate-Term Extended Quality Portfolio.....       (681)          (83)       (764)
DFA Targeted Credit Portfolio........................       (196)          (18)       (214)
DFA Investment Grade Portfolio.......................     (2,443)           --      (2,443)
DFA Diversified Fixed Income Portfolio...............        (77)           (1)        (78)
DFA LTIP Portfolio...................................        (26)           --         (26)
DFA Inflation-Protected Securities Portfolio.........     (1,105)           --      (1,105)
DFA Short-Duration Real Return Portfolio.............         --            --          --
DFA Municipal Real Return Portfolio..................         --            --          --
DFA Municipal Bond Portfolio.........................         --            --          --

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                           -------------- ------------- -----
DFA Short-Term Municipal Bond Portfolio...................       --            --        --
DFA Intermediate-Term Municipal Bond Portfolio............       --            --        --
DFA California Short-Term Municipal Bond Portfolio........       --            --        --
DFA California Intermediate-Term Municipal Bond Portfolio.       --            --        --
DFA NY Municipal Bond Portfolio...........................       --            --        --
DFA MN Municipal Bond Portfolio...........................       --            --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            UNDISTRIBUTED                                               TOTAL NET
                                            NET INVESTMENT                                            DISTRIBUTABLE
                                              INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                              SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                            CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                            -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio........    $    398           --       $ (3,162)      $(10,506)     $(13,270)
DFA Two-Year Global Fixed Income
  Portfolio................................      35,430           --         (7,424)       (16,527)       11,479
DFA Selectively Hedged Global Fixed
  Income Portfolio.........................      16,780           --        (78,906)          (495)      (62,621)
DFA Five-Year Global Fixed Income
  Portfolio................................     115,063       $9,217             --        (24,212)      100,068
DFA World ex U.S. Government Fixed
  Income Portfolio.........................          --           --           (171)        26,484        26,313
DFA Short-Term Government Portfolio........       2,637           --           (294)       (17,066)      (14,723)
DFA Intermediate Government Fixed Income
  Portfolio................................       9,396        4,998             --        (12,172)        2,222
DFA Short-Term Extended Quality
  Portfolio................................      14,683        4,054             --          1,180        19,917
DFA Intermediate-Term Extended Quality
  Portfolio................................         479        5,639             --         12,162        18,280
DFA Targeted Credit Portfolio..............       1,558          906             --            543         3,007
DFA Investment Grade Portfolio.............      27,512           --         (2,725)        30,614        55,401
DFA Diversified Fixed Income Portfolio.....         254           98             --         (2,426)       (2,074)
DFA LTIP Portfolio.........................         359           --           (387)         2,029         2,001
DFA Inflation-Protected Securities
  Portfolio................................      11,501           --           (980)        54,202        64,723
DFA Short-Duration Real Return Portfolio...      16,201           --        (16,329)         3,680         3,552
DFA Municipal Real Return Portfolio........         163           --         (2,664)        10,882         8,381
DFA Municipal Bond Portfolio...............          69           --            (28)         1,661         1,702
DFA Short-Term Municipal Bond Portfolio....         418           --           (106)         6,385         6,697
DFA Intermediate-Term Municipal Bond
  Portfolio................................         395           --           (104)        18,855        19,146
DFA California Short-Term Municipal Bond
  Portfolio................................         134           --            (23)         4,398         4,509
DFA California Intermediate-Term Municipal
  Bond Portfolio...........................          82           --             (8)         5,238         5,312
DFA NY Municipal Bond Portfolio............          15           --             (1)           705           719
DFA MN Municipal Bond Portfolio............           5           --             --           (299)         (294)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                           2018 2019 UNLIMITED  TOTAL
                                                           ---- ---- --------- -------
DFA One-Year Fixed Income Portfolio.......................  --   --   $ 3,162  $ 3,162
DFA Two-Year Global Fixed Income Portfolio................  --   --     7,424    7,424
DFA Selectively Hedged Global Fixed Income Portfolio......  --   --    78,906   78,906
DFA Five-Year Global Fixed Income Portfolio...............  --   --        --       --
DFA World ex U.S. Government Fixed Income Portfolio.......  --   --       171      171
DFA Short-Term Government Portfolio.......................  --   --       294      294
DFA Intermediate Government Fixed Income Portfolio........  --   --        --       --
DFA Short-Term Extended Quality Portfolio.................  --   --        --       --
DFA Intermediate-Term Extended Quality Portfolio..........  --   --        --       --
DFA Targeted Credit Portfolio.............................  --   --        --       --
DFA Investment Grade Portfolio............................  --   --     2,725    2,725
DFA Diversified Fixed Income Portfolio....................  --   --        --       --
DFA LTIP Portfolio........................................  --   --       387      387
DFA Inflation-Protected Securities Portfolio..............  --   --       980      980
DFA Short-Duration Real Return Portfolio..................  --   --    16,329   16,329
DFA Municipal Real Return Portfolio.......................  --   --     2,664    2,664
DFA Municipal Bond Portfolio..............................  --   --        28       28
DFA Short-Term Municipal Bond Portfolio...................  --  $ 3       103      106
DFA Intermediate-Term Municipal Bond Portfolio............  --   --       104      104
DFA California Short-Term Municipal Bond Portfolio........ $ 1    3        19       23
DFA California Intermediate-Term Municipal Bond Portfolio.  --   --         8        8
DFA NY Municipal Bond Portfolio...........................  --   --         1        1
DFA MN Municipal Bond Portfolio...........................  --   --        --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

       DFA Short-Term Extended Quality Portfolio................. $  612
       DFA Targeted Credit Portfolio.............................    121
       DFA Investment Grade Portfolio............................  4,492
       DFA California Intermediate-Term Municipal Bond Portfolio.      2

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                             ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio......... $ 8,445,203   $  1,071    $ (42,224)     $(41,153)
DFA Two-Year Global Fixed Income Portfolio..   5,574,716      2,993      (55,430)      (52,437)
DFA Selectively Hedged Global Fixed Income
  Portfolio.................................   1,193,587     16,288      (17,364)       (1,076)
DFA Five-Year Global Fixed Income Portfolio.  14,737,994    199,494     (289,000)      (89,506)

                                                                                               NET
                                                                                            UNREALIZED
                                                      FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ---------- ------------ ------------ --------------
DFA World ex U.S. Government Fixed Income Portfolio. $  989,369   $48,100     $  (7,183)    $  40,917
DFA Short-Term Government Portfolio.................  2,333,298        --       (56,863)      (56,863)
DFA Intermediate Government Fixed Income Portfolio..  4,984,809     9,897      (199,604)     (189,707)
DFA Short-Term Extended Quality Portfolio...........  6,089,108    31,736      (114,285)      (82,549)
DFA Intermediate-Term Extended Quality Portfolio....  2,078,093       285       (78,812)      (78,527)
DFA Targeted Credit Portfolio.......................    636,853     2,852       (12,038)       (9,186)
DFA Global Core Plus Fixed Income Portfolio.........    417,036     6,500        (9,045)       (2,545)
DFA Investment Grade Portfolio......................  9,026,370     7,664      (289,719)     (282,055)
DFA Diversified Fixed Income Portfolio..............    712,007        --       (17,718)      (17,718)
DFA LTIP Portfolio..................................    171,949     2,818          (942)        1,876
DFA Inflation-Protected Securities Portfolio........  4,632,174    30,645       (60,917)      (30,272)
DFA Short-Duration Real Return Portfolio............  1,350,406    18,378       (23,631)       (5,253)
DFA Municipal Real Return Portfolio.................    791,943    19,403       (19,282)          121
DFA California Municipal Real Return Portfolio......     79,993       866        (1,606)         (740)
DFA Municipal Bond Portfolio........................    415,265        26        (6,259)       (6,233)
DFA Short-Term Municipal Bond Portfolio.............  2,546,095        39       (15,221)      (15,182)
DFA Intermediate-Term Municipal Bond Portfolio......  1,752,341     3,126       (24,267)      (21,141)
DFA California Short-Term Municipal Bond Portfolio..  1,078,188       314        (4,974)       (4,660)
DFA California Intermediate-Term Municipal Bond
  Portfolio.........................................    397,009     1,415        (4,345)       (2,930)
DFA NY Municipal Bond Portfolio.....................     92,991         8          (608)         (600)
DFA MN Municipal Bond Portfolio.....................     67,643        --        (1,661)       (1,661)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return

Portfolio and DFA Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The International Fixed Income Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the International Fixed Income Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the International Fixed Income Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY    SWAP
                                                         CONTRACTS CONTRACTS
                                                         --------- ---------
   DFA Two-Year Global Fixed Income Portfolio........... 1,244,926        --
   DFA Selectively Hedged Global Fixed Income Portfolio.   457,642        --
   DFA Five-Year Global Fixed Income Portfolio.......... 7,255,754        --
   DFA World ex U.S. Government Fixed Income Portfolio.. 1,054,076        --
   DFA Short-Term Extended Quality Portfolio............   961,406        --
   DFA Targeted Credit Portfolio........................   100,289        --
   DFA Global Core Plus Fixed Income Portfolio..........   128,509        --
   DFA Investment Grade Portfolio.......................   177,208        --
   DFA Short-Duration Real Return Portfolio.............   230,560 1,174,714
   DFA Municipal Real Return Portfolio..................        --   759,286
   DFA California Municipal Real Return Portfolio.......        --    49,714

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                      ----------------------------------
                                                       TOTAL VALUE    FORWARD
                                                            AT       CURRENCY    SWAP
                                                      APRIL 30, 2018 CONTRACTS CONTRACTS
-                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........    $ 20,373    $ 20,373        --
DFA Selectively Hedged Global Fixed Income Portfolio.       9,592       9,592        --
DFA Five-Year Global Fixed Income Portfolio..........     198,389     198,389        --
DFA World ex U.S. Government Fixed Income Portfolio..      23,048      23,048        --
DFA Short-Term Extended Quality Portfolio............      34,284      34,284        --
DFA Targeted Credit Portfolio........................       1,766       1,766        --
DFA Global Core Plus Fixed Income Portfolio..........       6,335       6,335        --
DFA Investment Grade Portfolio.......................       6,409       6,409        --
DFA Short-Duration Real Return Portfolio.............      20,269       4,385   $15,884
DFA Municipal Real Return Portfolio..................      19,291          --    19,291
DFA California Municipal Real Return Portfolio.......         864          --       864

                                                        LIABILITY DERIVATIVES VALUE
-                                                    ---------------------------------
                                                      TOTAL VALUE    FORWARD
                                                           AT       CURRENCY    SWAP
                                                     APRIL 30, 2018 CONTRACTS CONTRACTS
                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio..........    $  (276)     $  (276)       --
DFA Five-Year Global Fixed Income Portfolio.........     (2,236)      (2,236)       --
DFA World ex U.S. Government Fixed Income Portfolio.       (241)        (241)       --
DFA Short-Term Extended Quality Portfolio...........       (942)        (942)       --
DFA Global Core Plus Fixed Income Portfolio.........         (2)          (2)       --
DFA Short-Duration Real Return Portfolio............     (1,129)          --   $(1,129)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

 DERIVATIVE TYPE                        LOCATION OF GAIN (LOSS) ON DERIVATIVES
 ---------------                        --------------------------------------
 Forward Currency contracts             Net Realized Gain (Loss) on: Forward
                                          Currency Transactions Change in
                                          Unrealized Appreciation
                                          (Depreciation) of: Translation of
                                          Foreign Currency Denominated Amounts

 Inflation Swap contracts               Net Realized Gain (Loss) on: Swap
                                          Contracts Change in Unrealized
                                          Appreciation (Depreciation) of:
                                          Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                         REALIZED GAIN (LOSS) ON
                                                               DERIVATIVES
                                                      -----------------------------
                                                                  FORWARD
                                                                 CURRENCY    SWAP
                                                        TOTAL    CONTRACTS CONTRACTS
                                                      --------   --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $ 10,272   $ 10,272      --
DFA Selectively Hedged Global Fixed Income Portfolio.   (6,289)    (6,289)     --
DFA Five-Year Global Fixed Income Portfolio..........  (79,891)   (79,891)     --
DFA World ex U.S. Government Fixed Income Portfolio..  (29,817)   (29,817)     --
DFA Short-Term Extended Quality Portfolio............   (1,817)    (1,817)     --
DFA Targeted Credit Portfolio........................   (2,448)    (2,448)     --
DFA Global Core Plus Fixed Income Portfolio..........       59         59      --
DFA Investment Grade Portfolio.......................     (432)      (432)     --
DFA Short-Duration Real Return Portfolio.............    1,705      1,421    $284
DFA Municipal Real Return Portfolio..................       23         --      23

                                                          CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                               DERIVATIVES
                                                      -----------------------------
                                                                  FORWARD
                                                                 CURRENCY    SWAP
                                                        TOTAL    CONTRACTS CONTRACTS
                                                      --------   --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $ (6,652)  $ (6,652)     --
DFA Selectively Hedged Global Fixed Income Portfolio.   12,169     12,169      --
DFA Five-Year Global Fixed Income Portfolio..........  121,553    121,553      --
DFA World ex U.S. Government Fixed Income Portfolio..   12,530     12,530      --
DFA Short-Term Extended Quality Portfolio............   24,176     24,176      --
DFA Targeted Credit Portfolio........................      910        910      --

                                                     CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                          DERIVATIVES
                                                  ------------------------------
                                                            FORWARD
                                                           CURRENCY     SWAP
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  -------  ---------  ---------
  DFA Global Core Plus Fixed Income Portfolio.... $ 6,333   $6,333          --
  DFA Investment Grade Portfolio.................   4,183    4,183          --
  DFA Short-Duration Real Return Portfolio.......  11,344      767     $10,577
  DFA Municipal Real Return Portfolio............  11,472       --      11,472
  DFA California Municipal Real Return Portfolio.     864       --         864

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2018 (Amounts in thousands):

                                   NET                                                     NET
                                 AMOUNTS                                                 AMOUNTS
                                   OF        GROSS AMOUNTS NOT                             OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                           LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                        PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES                 GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------          AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH      NET    RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL  AMOUNT  LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED    (C)        (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- -------- ----------- ----------- ----------- ---------- ------
                                            ASSETS                                              LIABILITIES
                    ------------------------------------------------------ -----------------------------------------------------
DFA TWO-YEAR
 GLOBAL FIXED
 INCOME PORTFOLIO
Bank of America
 Corp..............  $  1,533   $  1,533     $   (12)      --     $  1,521   $   12      $   12      $   (12)      --        --
Citibank, N.A......       117        117        (117)      --           --      232         232         (117)      --      $115
HSBC Bank..........     3,384      3,384          --       --        3,384       --          --           --       --        --
JP Morgan..........     4,396      4,396          --       --        4,396       --          --           --       --        --
Morgan Stanley.....     1,511      1,511          --       --        1,511       --          --           --       --        --
State Street Bank
 and Trust.........     6,771      6,771          --       --        6,771       --          --           --       --        --
UBS AG.............     2,661      2,661         (32)      --        2,629       32          32          (32)      --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $ 20,373   $ 20,373     $  (161)      --     $ 20,212   $  276      $  276      $  (161)      --      $115
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====
DFA SELECTIVELY
 HEDGED GLOBAL
 FIXED INCOME
 PORTFOLIO
Bank of America
 Corp..............  $     15   $     15          --       --     $     15       --          --           --       --        --
Citibank, N.A......       281        281          --       --          281       --          --           --       --        --
State Street Bank
 and Trust.........     9,296      9,296          --       --        9,296       --          --           --       --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $  9,592   $  9,592          --       --     $  9,592       --          --           --       --        --
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====
DFA FIVE-YEAR
 GLOBAL FIXED
 INCOME PORTFOLIO
ANZ Securities.....  $  3,518   $  3,518          --       --     $  3,518       --          --           --       --        --
Bank of America
 Corp..............    11,793     11,793     $  (650)      --       11,143   $  650      $  650      $  (650)      --        --
Barclays Capital...    10,041     10,041         (17)      --       10,024       17          17          (17)      --        --
Citibank, N.A......    27,792     27,792        (755)      --       27,037      755         755         (755)      --        --
HSBC Bank..........     3,072      3,072        (241)      --        2,831      241         241         (241)      --        --
JP Morgan..........    23,933     23,933        (195)      --       23,738      195         195         (195)      --        --
Morgan Stanley and
 Co.
 International.....    12,525     12,525         (35)      --       12,490       35          35          (35)      --        --
National Australia
 Bank Ltd..........     6,658      6,658          --       --        6,658       --          --           --       --        --
State Street Bank
 and Trust.........    59,824     59,824        (319)      --       59,505      319         319         (319)      --        --
UBS AG.............    39,233     39,233         (24)      --       39,209       24          24          (24)      --        --
                     --------   --------     -------       --     --------   ------      ------      -------       --      ----
                     $198,389   $198,389     $(2,236)      --     $196,153   $2,236      $2,236      $(2,236)      --        --
                     ========   ========     =======       ==     ========   ======      ======      =======       ==      ====

                                      NET                                                    NET
                                    AMOUNTS                                                AMOUNTS
                                      OF        GROSS AMOUNTS NOT                            OF        GROSS AMOUNTS NOT
                                    ASSETS        OFFSET IN THE                          LIABILITIES     OFFSET IN THE
                                   PRESENTED   STATEMENTS OF ASSETS                       PRESENTED   STATEMENTS OF ASSETS
                         GROSS      IN THE       AND LIABILITIES                GROSS      IN THE       AND LIABILITIES
                       AMOUNTS OF STATEMENTS  ----------------------         AMOUNTS OF  STATEMENTS  ----------------------
                       RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET    RECOGNIZED   OF ASSETS   FINANCIAL     CASH
                         ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES     AND     INSTRUMENTS COLLATERAL
DESCRIPTION               (A)     LIABILITIES     (B)      RECEIVED   (C)        (A)     LIABILITIES     (D)      PLEDGED
-----------            ---------- ----------- ----------- ---------- ------- ----------- ----------- ----------- ----------
                                              ASSETS                                              LIABILITIES
                       ----------------------------------------------------- ----------------------------------------------
DFA WORLD EX U.S.
 GOVERNMENT FIXED
 INCOME PORTFOLIO
Bank of America
 Corp.................  $   124     $   124         --        --     $   124      --          --           --        --
Citibank, N.A.........    2,208       2,208         --        --       2,208      --          --           --        --
JP Morgan.............      979         979      $(198)       --         781    $198        $198        $(198)       --
State Street Bank and
 Trust................   12,219      12,219         --        --      12,219      --          --           --        --
UBS AG................    7,518       7,518        (43)       --       7,475      43          43          (43)       --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $23,048     $23,048      $(241)       --     $22,807    $241        $241        $(241)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA SHORT-TERM
 EXTENDED QUALITY
 PORTFOLIO
Bank of America
 Corp.................  $ 3,486     $ 3,486      $(406)       --     $ 3,080    $406        $406        $(406)       --
Citibank N.A..........       --          --         --        --          --     536         536           --        --
Citibank, N.A.........    8,578       8,578         --        --       8,578      --          --           --        --
JP Morgan.............    9,991       9,991         --        --       9,991      --          --           --        --
State Street Bank and
 Trust................   12,229      12,229         --        --      12,229      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $34,284     $34,284      $(406)       --     $33,878    $942        $942        $(406)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA TARGETED CREDIT
 PORTFOLIO
Citibank, N.A.........  $   320     $   320         --        --     $   320      --          --           --        --
State Street Bank and
 Trust................    1,446       1,446         --        --       1,446      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 1,766     $ 1,766         --        --     $ 1,766      --          --           --        --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA GLOBAL CORE
 PLUS FIXED INCOME
 PORTFOLIO
Citibank, N.A.........  $   565     $   565      $  (2)       --     $   563    $  2        $  2        $  (2)       --
State Street Bank and
 Trust................    5,770       5,770         --        --       5,770      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 6,335     $ 6,335      $  (2)       --     $ 6,333    $  2        $  2        $  (2)       --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==
DFA INVESTMENT
 GRADE PORTFOLIO
JP Morgan.............  $   438     $   438         --        --     $   438      --          --           --        --
State Street Bank and
 Trust................    5,971       5,971         --        --       5,971      --          --           --        --
                        -------     -------      -----        --     -------    ----        ----        -----        --
                        $ 6,409     $ 6,409         --        --     $ 6,409      --          --           --        --
                        =======     =======      =====        ==     =======    ====        ====        =====        ==







                        NET
                       AMOUNT
DESCRIPTION             (E)
-----------            ------

                       -------
DFA WORLD EX U.S.
 GOVERNMENT FIXED
 INCOME PORTFOLIO
Bank of America
 Corp.................    --
Citibank, N.A.........    --
JP Morgan.............    --
State Street Bank and
 Trust................    --
UBS AG................    --
                        ----
                          --
                        ====
DFA SHORT-TERM
 EXTENDED QUALITY
 PORTFOLIO
Bank of America
 Corp.................    --
Citibank N.A..........  $536
Citibank, N.A.........    --
JP Morgan.............    --
State Street Bank and
 Trust................    --
                        ----
                        $536
                        ====
DFA TARGETED CREDIT
 PORTFOLIO
Citibank, N.A.........    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====
DFA GLOBAL CORE
 PLUS FIXED INCOME
 PORTFOLIO
Citibank, N.A.........    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====
DFA INVESTMENT
 GRADE PORTFOLIO
JP Morgan.............    --
State Street Bank and
 Trust................    --
                        ----
                          --
                        ====

                                   NET                                                      NET
                                 AMOUNTS                                                  AMOUNTS
                                   OF        GROSS AMOUNTS NOT                              OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                            LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                         PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES                  GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------           AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH      NET     RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL  AMOUNT   LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED    (C)         (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- --------  ----------- ----------- ----------- ---------- ------
                                            ASSETS                                               LIABILITIES
                    ------------------------------------------------------  -----------------------------------------------------
DFA SHORT-DURATION
 REAL RETURN
 PORTFOLIO
Barclays Capital...  $ 2,267     $ 2,267          --       --     $  2,267        --          --           --       --       --
Citibank, N.A......    7,776       7,776          --       --        7,776        --          --           --       --       --
Bank of America
 Corp..............    4,069       4,069     $  (157)      --        3,912    $  157      $  157      $  (157)      --       --
Credit Suisse......       99          99          --       --           99        --          --           --       --       --
Deutsche Bank
 AG................    1,161       1,161          --       --        1,161        --          --           --       --       --
Deutsche Bank AG,
 London Branch.....    4,897       4,897        (972)      --        3,925       972         972         (972)      --       --
                     -------     -------     -------       --     --------    ------      ------      -------       --       --
                     $20,269     $20,269     $(1,129)      --     $(19,140)   $1,129      $1,129      $(1,129)      --       --
                     =======     =======     =======       ==     ========    ======      ======      =======       ==       ==
DFA MUNICIPAL REAL
 RETURN PORTFOLIO
Bank of America
 Corp..............  $ 8,810     $ 8,810          --       --     $  8,810        --          --           --       --       --
Citibank, N.A......   10,481      10,481          --       --       10,481        --          --           --       --       --
                     -------     -------     -------       --     --------    ------      ------      -------       --       --
                     $19,291     $19,291          --       --     $ 19,291        --          --           --       --       --
                     =======     =======     =======       ==     ========    ======      ======      =======       ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   The Portfolios did not utilize the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                       MARKET
                                                       VALUE
                                                       ------
                  DFA One-Year Fixed Income Portfolio. $3,676

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                        AS OF APRIL 30, 2018
                                                      ---------------------------------------------------------
                                                      OVERNIGHT AND            BETWEEN
                                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
-                                                     ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury Obligations. $378,846,334     --         --         --    $378,846,334
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Agency Obligations, Bonds............................  170,005,749     --         --         --     170,005,749
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
Bonds................................................   21,907,864     --         --         --      21,907,864
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Bonds................................................   57,311,297     --         --         --      57,311,297
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Agency Obligations, Bonds............................  169,716,042     --         --         --     169,716,042
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
Bonds................................................  174,250,875     --         --         --     174,250,875
DFA TARGETED CREDIT PORTFOLIO
Bonds................................................   46,416,474     --         --         --      46,416,474
DFA INVESTMENT GRADE PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury Obligations.  379,422,475     --         --         --     379,422,475
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Agency Obligations, Bonds............................   91,880,608     --         --         --      91,880,608

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

L. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                       NUMBER OF   OF OUTSTANDING
                                                      SHAREHOLDERS     SHARES
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      5             74%
DFA Two-Year Global Fixed Income Portfolio...........      4             80%
DFA Selectively Hedged Global Fixed Income Portfolio.      3             84%
DFA Five-Year Global Fixed Income Portfolio..........      3             77%

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
DFA World ex U.S. Government Fixed Income Portfolio.......      4             74%
DFA Short-Term Government Portfolio.......................      4             80%
DFA Intermediate Government Fixed Income Portfolio........      4             84%
DFA Short-Term Extended Quality Portfolio.................      4             76%
DFA Intermediate-Term Extended Quality Portfolio..........      6             84%
DFA Targeted Credit Portfolio.............................      3             84%
DFA Global Core Plus Fixed Income Portfolio...............      3             96%
DFA Investment Grade Portfolio............................      4             87%
DFA Diversified Fixed Income Portfolio....................      3            100%
DFA LTIP Portfolio........................................      6             89%
DFA Inflation-Protected Securities Portfolio..............      3             48%
DFA Short-Duration Real Return Portfolio..................      3             82%
DFA Municipal Real Return Portfolio.......................      3             93%
DFA California Municipal Real Return Portfolio............      3             98%
DFA Municipal Bond Portfolio..............................      4             95%
DFA Short-Term Municipal Bond Portfolio...................      4             90%
DFA Intermediate-Term Municipal Bond Portfolio............      4             85%
DFA California Short-Term Municipal Bond Portfolio........      3             95%
DFA California Intermediate-Term Municipal Bond Portfolio.      4             96%
DFA NY Municipal Bond Portfolio...........................      3             91%
DFA MN Municipal Bond Portfolio...........................      1             96%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                              ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
-                                             --------------------------------------------
                                               NET INCOME FOR      ACCUMULATED
                                               THE CURRENT OR     UNDISTRIBUTED
                                                  PRECEDING        NET PROFITS    PAID-IN
                                                FISCAL YEAR,      FROM THE SALE   SURPLUS
                                               AND ACCUMULATED    OF SECURITIES   OR OTHER
                                              UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                     INCOME          PROPERTIES      SOURCE
--------------                                -----------------   -------------   --------
DFA One-Year Fixed Income Portfolio
   December 14, 2017.........................        54%                0%           46%
DFA Two-Year Global Fixed Income Portfolio
   December 14, 2017.........................        37%                0%           63%
DFA Selectively Hedged Global Fixed Income Portfolio
   December 14, 2017.........................        76%                0%           24%
DFA Five-Year Global Fixed Income Portfolio
   December 14, 2017.........................        43%                0%           57%
DFA World ex U.S. Government Fixed Income Portfolio
   December 14, 2017.........................         0%                0%          100%
DFA Short-Term Government Portfolio
   December 14, 2017.........................        81%                0%           19%
DFA Intermediate Government Fixed Income Portfolio
   December 14, 2017.........................        82%                0%           18%
DFA Short-Term Extended Quality Portfolio
   December 14, 2017.........................        45%                0%           55%
DFA Intermediate-Term Extended Quality Portfolio
   December 14, 2017.........................        59%                0%           41%
DFA Targeted Credit Portfolio
   December 14, 2017.........................        50%                0%           50%
DFA Investment Grade Portfolio
   December 15, 2017.........................        84%                0%           16%
DFA Diversified Fixed Income Portfolio
   December 15, 2017.........................        87%                0%           13%
DFA LTIP Portfolio
   December 14, 2017.........................        60%                0%           40%
DFA Inflation Protected Securities Portfolio
   December 14, 2017.........................        59%                0%           41%
DFA Short-Duration Real Return Portfolio
   December 15, 2017.........................        77%                0%           23%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA TWO-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $  998.80    0.21%    $1.04
  Hypothetical 5% Annual Return....... $1,000.00 $1,023.75    0.21%    $1.05

  DFA TWO-YEAR GOVERNMENT PORTFOLIO
  ---------------------------------
  Actual Fund Return.................. $1,000.00 $  998.40    0.20%    $0.99
  Hypothetical 5% Annual Return....... $1,000.00 $1,023.80    0.20%    $1.00

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  21.3%
              Government...................................   7.2%
              Foreign Corporate............................  27.2%
              Foreign Government...........................  33.7%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (3.2%)
Federal Home Loan Bank
    2.125%, 02/11/20.............................    250 $  248,286
    1.875%, 03/13/20.............................    250    247,044
    4.125%, 03/13/20.............................    600    616,944
    2.375%, 03/30/20.............................    450    448,629
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19.............................    250    245,851
Federal National Mortgage Association
    1.000%, 10/24/19.............................  1,000    978,799
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         2,785,553
                                                         ----------

BONDS -- (90.9%)
African Development Bank
    1.125%, 09/20/19.............................    500    490,230
    1.375%, 02/12/20.............................    750    733,682
    1.875%, 03/16/20.............................  1,250  1,232,283
Agence Francaise de Developpement
    1.375%, 08/02/19.............................    600    590,359
    1.625%, 01/21/20.............................  1,734  1,699,629
Alberta, Province of Canada
    1.900%, 12/06/19.............................  2,000  1,973,938
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.............................    700    696,005
Apple, Inc.
    1.500%, 09/12/19.............................  1,150  1,133,537
    1.900%, 02/07/20.............................  1,054  1,040,793
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................    500    497,520
    1.600%, 07/15/19.............................    750    738,407
##  2.250%, 12/19/19.............................    400    396,637
Bank Nederlandse Gemeenten NV
    1.625%, 11/25/19.............................    250    245,940
##  2.500%, 02/28/20.............................  1,850  1,841,523
    2.500%, 02/28/20.............................    200    199,084
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................    469    466,842
Caisse d'Amortissement de la Dette Sociale
    1.750%, 09/24/19.............................  1,000    987,888
Chevron Corp.
    1.991%, 03/03/20.............................  1,000    986,969
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  1,600  1,596,390
    4.450%, 01/15/20.............................    250    257,140
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................    250    250,149
    1.750%, 11/02/18.............................    625    622,210
    2.250%, 03/13/19.............................    476    474,452
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  1,450  1,446,654
##  4.750%, 01/15/20.............................    500    514,028

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................    500 $  493,785
    1.875%, 01/27/20.............................    750    740,302
    1.625%, 03/10/20.............................    381    373,929
Dexia Credit Local SA
    2.250%, 01/30/19.............................    600    598,497
Erste Abwicklungsanstalt
    1.625%, 02/21/19.............................  1,600  1,588,950
European Bank for Reconstruction & Development
    1.750%, 11/26/19.............................    748    738,620
European Investment Bank
    1.125%, 08/15/19.............................    500    491,278
    1.625%, 03/16/20.............................    819    803,947
Export Development Canada
    1.750%, 08/19/19.............................    750    742,455
##  2.300%, 02/10/20.............................  1,000    993,855
FMS Wertmanagement
    1.000%, 08/16/19.............................  1,200  1,176,684
General Electric Co.
    6.000%, 08/07/19.............................  1,000  1,038,001
Inter-American Development Bank
    1.125%, 09/12/19.............................    543    532,990
International Bank for Reconstruction &
 Development
    0.875%, 08/15/19.............................    650    636,786
    1.875%, 10/07/19.............................  1,700  1,684,562
Kommunekredit
    1.125%, 08/23/19.............................  1,000    981,136
    1.750%, 01/10/20.............................    500    492,720
Kommuninvest I Sverige AB
    1.125%, 09/17/19.............................    600    587,919
    2.000%, 11/12/19.............................    250    247,642
    1.750%, 03/19/20.............................    500    491,368
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19.............................  1,350  1,331,298
    1.250%, 09/30/19.............................    750    735,992
    4.000%, 01/27/20.............................    250    255,744
Manitoba, Province of Canada
    1.750%, 05/30/19.............................  2,200  2,179,958
Merck & Co., Inc.
    1.850%, 02/10/20.............................  1,489  1,467,411
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................    968    946,619
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  1,250  1,241,679
    2.250%, 01/10/20.............................    500    493,240
Nederlandse Waterschapsbank NV
##  1.750%, 09/05/19.............................    200    197,641
##  1.250%, 09/09/19.............................    450    441,858
    1.625%, 03/04/20.............................    500    490,200
Nestle Holdings, Inc.
    2.125%, 01/14/20.............................    500    494,148
Nordea Bank AB
##  1.625%, 09/30/19.............................    500    490,502

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Novartis Capital Corp.
    1.800%, 02/14/20.............................  2,335 $2,296,120
NRW Bank
    1.250%, 07/29/19.............................    250    245,763
Ontario, Province of Canada
    4.400%, 04/14/20.............................  1,850  1,906,386
Oracle Corp.
    2.375%, 01/15/19.............................    275    275,260
    2.250%, 10/08/19.............................  1,250  1,244,219
Pfizer, Inc.
    2.100%, 05/15/19.............................    876    871,953
Procter & Gamble Co. (The)
    1.750%, 10/25/19.............................    500    494,321
Province of Ontario Canada
    1.650%, 09/27/19.............................    500    493,130
Royal Bank of Canada
    2.150%, 03/15/19.............................  1,420  1,414,537
    1.625%, 04/15/19.............................    842    833,970
Shell International Finance BV
    1.375%, 09/12/19.............................    200    196,453
    4.300%, 09/22/19.............................    500    511,580
    4.375%, 03/25/20.............................  1,446  1,487,768
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19.............................    400    396,807
    1.250%, 09/16/19.............................    200    196,193
    1.625%, 01/22/20.............................  1,500  1,471,651
Statoil ASA
    2.250%, 11/08/19.............................  2,463  2,441,499
Svensk Exportkredit AB
    1.250%, 04/12/19.............................  1,150  1,137,064
    1.875%, 06/17/19.............................  1,200  1,190,796
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  2,116  2,113,672
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................  1,250  1,242,006
    1.900%, 10/24/19.............................  1,000    986,150

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
Total Capital International SA
      2.100%, 06/19/19.............................       950 $   944,435
Toyota Motor Credit Corp.
      2.100%, 01/17/19.............................       750     748,440
      1.700%, 02/19/19.............................       500     496,942
      1.400%, 05/20/19.............................       198     195,735
      2.200%, 01/10/20.............................       948     938,117
Walmart Inc
      1.750%, 10/09/19.............................     2,000   1,980,155
Westpac Banking Corp.
      2.250%, 01/17/19.............................     2,334   2,329,681
                                                              -----------
TOTAL BONDS........................................            78,394,808
                                                              -----------

U.S. TREASURY OBLIGATIONS -- (3.9%)
U.S. Treasury Notes
      1.250%, 01/31/20.............................     1,000     979,414
      1.250%, 02/29/20.............................     1,100   1,075,809
      1.375%, 03/31/20.............................       200     195,859
      1.500%, 04/15/20.............................     1,100   1,079,031
                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS....................             3,330,113
                                                              -----------
TOTAL INVESTMENT SECURITIES........................            84,510,474
                                                              -----------

                                                     SHARES
                                                     ------
TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%................... 1,701,280   1,701,280
                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
(S)@  DFA Short Term Investment Fund...............        17         202
                                                              -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $86,782,594)...............................            $86,211,956
                                                              ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ---------- ----------- ------- -----------
Agency Obligations.................         -- $ 2,785,553   --    $ 2,785,553
Bonds..............................         --  78,394,808   --     78,394,808
U.S. Treasury Obligations..........         --   3,330,113   --      3,330,113
Temporary Cash Investments......... $1,701,280          --   --      1,701,280
Temporary Cash Investments.........         --         202   --            202
                                    ---------- -----------   --    -----------
TOTAL.............................. $1,701,280 $84,510,676   --    $86,211,956
                                    ========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT     VALUE+
                                                             ------- ------------
                                                             (000)
U.S. TREASURY OBLIGATIONS -- (53.3%)
U.S. Treasury Notes
 1.875%, 12/31/19...........................................     450 $    445,816
 1.250%, 01/31/20...........................................  14,000   13,711,797
 1.375%, 02/15/20...........................................  10,250   10,053,008
 1.250%, 02/29/20...........................................  14,900   14,572,316
 1.625%, 03/15/20...........................................   5,000    4,922,070
 1.375%, 03/31/20...........................................   5,000    4,896,485
 1.500%, 04/15/20...........................................  12,100   11,869,344
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           60,470,836
                                                                     ------------

AGENCY OBLIGATIONS -- (46.3%)
Federal Home Loan Bank
 1.500%, 10/21/19...........................................     650      641,040
 1.375%, 11/15/19...........................................   2,500    2,460,875
 2.375%, 12/13/19...........................................   2,500    2,494,300
 2.125%, 02/11/20...........................................   8,350    8,292,744
 1.875%, 03/13/20...........................................  10,000    9,881,760
 4.125%, 03/13/20...........................................  14,250   14,652,420
 2.375%, 03/30/20...........................................  14,200   14,156,747
                                                                     ------------
TOTAL AGENCY OBLIGATIONS....................................           52,579,886
                                                                     ------------
TOTAL INVESTMENT SECURITIES.................................          113,050,722
                                                                     ------------

                                                             SHARES
                                                             -------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%............................................... 397,090      397,090
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $113,771,651)...........         $113,447,812
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 U.S. Treasury Obligations..........       -- $ 60,470,836   --    $ 60,470,836
 Agency Obligations.................       --   52,579,886   --      52,579,886
 Temporary Cash Investments......... $397,090           --   --         397,090
                                     -------- ------------   --    ------------
 TOTAL.............................. $397,090 $113,050,722   --    $113,447,812
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA TWO-YEAR  DFA TWO-YEAR
                                                                                        FIXED INCOME   GOVERNMENT
                                                                                         PORTFOLIO     PORTFOLIO
                                                                                        ------------  ------------
ASSETS:
Investments at Value................................................................... $     84,510  $    113,051
Temporary Cash Investments at Value & Cost.............................................        1,701           397
Receivables:
  Interest.............................................................................          392           356
  Fund Shares Sold.....................................................................        4,057            20
Prepaid Expenses and Other Assets......................................................           16            22
                                                                                        ------------  ------------
     Total Assets......................................................................       90,676       113,846
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        1,246            --
  Fund Shares Redeemed.................................................................          110             6
  Due to Advisor.......................................................................           10            14
Accrued Expenses and Other Liabilities.................................................           16            20
                                                                                        ------------  ------------
     Total Liabilities.................................................................        1,382            40
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     89,294  $    113,806
                                                                                        ============  ============
Institutional Class Shares -- based on net assets of $89,294 and $113,806 and shares
 outstanding of 9,015,816 and 11,684,272, respectively................................. $       9.90  $       9.74
                                                                                        ============  ============
NUMBER OF SHARES AUTHORIZED............................................................  300,000,000   300,000,000
                                                                                        ============  ============
Investments at Cost.................................................................... $     85,081  $    113,375
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     90,053  $    115,413
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          178           255
Accumulated Net Realized Gain (Loss)...................................................         (366)       (1,538)
Net Unrealized Appreciation (Depreciation).............................................         (571)         (324)
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     89,294  $    113,806
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA TWO-   DFA TWO-
                                                                 YEAR FIXED    YEAR
                                                                   INCOME   GOVERNMENT
                                                                 PORTFOLIO  PORTFOLIO
                                                                 ---------- ----------
INVESTMENT INCOME
  Interest......................................................   $ 728      $ 869
                                                                   -----      -----
     Total Investment Income....................................     728        869
                                                                   -----      -----
EXPENSES
  Investment Management Fees....................................      61         83
  Accounting & Transfer Agent Fees..............................       4          4
  Custodian Fees................................................       2          1
  Filing Fees...................................................      10         12
  Shareholders' Reports.........................................       5          7
  Professional Fees.............................................       2          3
  Other.........................................................       1          2
                                                                   -----      -----
     Total Expenses.............................................      85        112
                                                                   -----      -----
  NET INVESTMENT INCOME (LOSS)..................................     643        757
                                                                   -----      -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................    (229)      (987)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................    (439)        (5)
                                                                   -----      -----
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    (668)      (992)
                                                                   -----      -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.   $ (25)     $(235)
                                                                   =====      =====

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA TWO-YEAR FIXED   DFA TWO-YEAR GOVERNMENT
                                                                   INCOME PORTFOLIO          PORTFOLIO
                                                                 --------------------  ----------------------
                                                                 SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                                    ENDED     ENDED       ENDED      ENDED
                                                                  APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                                    2018       2017       2018        2017
                                                                 ----------- --------  -----------  --------
                                                                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................   $   643   $    912   $    757    $  1,042
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................      (229)      (120)      (987)       (283)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................      (439)      (123)        (5)       (476)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................       (25)       669       (235)        283
                                                                   -------   --------   --------    --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..................................      (567)      (895)      (619)     (1,008)
                                                                   -------   --------   --------    --------
     Total Distributions........................................      (567)      (895)      (619)     (1,008)
                                                                   -------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................    15,693      7,220     13,656      15,655
  Shares Issued in Lieu of Cash Distributions...................       567        895        619       1,008
  Shares Redeemed...............................................    (5,189)   (10,242)   (12,549)    (18,503)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....    11,071     (2,127)     1,726      (1,840)
                                                                   -------   --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    10,479     (2,353)       872      (2,565)
NET ASSETS
  Beginning of Period...........................................    78,815     81,168    112,934     115,499
                                                                   -------   --------   --------    --------
  End of Period.................................................   $89,294   $ 78,815   $113,806    $112,934
                                                                   =======   ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     1,582        723      1,398       1,590
  Shares Issued in Lieu of Cash Distributions...................        57         90         63         103
  Shares Redeemed...............................................      (523)    (1,026)    (1,283)     (1,881)
                                                                   -------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     1,116       (213)       178        (188)
                                                                   =======   ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................   $   178   $    102   $    255    $    117

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                      ----------------------------------------------------------  --------------
                                                      SIX MONTHS       YEAR     YEAR     YEAR     YEAR     YEAR    SIX MONTHS
                                                         ENDED        ENDED    ENDED    ENDED    ENDED    ENDED       ENDED
                                                       APRIL 30,     OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,   APRIL 30,
                                                         2018          2017     2016     2015     2014     2013       2018
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)                                                  (UNAUDITED)
Net Asset Value, Beginning of Period.................   $  9.98      $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07   $   9.81
                                                        -------      -------  -------  -------  -------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.08         0.11     0.08     0.04     0.02     0.03       0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................     (0.09)       (0.02)   (0.01)    0.02     0.01       --      (0.09)
                                                        -------      -------  -------  -------  -------  -------   --------
   Total from Investment Operations..................     (0.01)        0.09     0.07     0.06     0.03     0.03      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.07)       (0.11)   (0.07)   (0.04)   (0.02)   (0.03)     (0.05)
  Net Realized Gains.................................        --           --    (0.02)   (0.02)   (0.01)   (0.05)        --
                                                        -------      -------  -------  -------  -------  -------   --------
   Total Distributions...............................     (0.07)       (0.11)   (0.09)   (0.06)   (0.03)   (0.08)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $  9.90      $  9.98  $ 10.00  $ 10.02  $ 10.02  $ 10.02   $   9.74
===================================================== ===========    ======== ======== ======== ======== ======== ===========
Total Return.........................................     (0.12)%(D)    0.92%    0.74%    0.57%    0.31%    0.26%     (0.16)%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $89,294      $78,815  $81,168  $91,779  $98,961  $94,726   $113,806
Ratio of Expenses to Average Net Assets..............      0.21%(E)     0.24%    0.29%    0.29%    0.28%    0.29%      0.20%(E)
Ratio of Net Investment Income to Average Net Assets.      1.58%(E)     1.14%    0.75%    0.43%    0.20%    0.27%      1.36%(E)
Portfolio Turnover Rate..............................        53%(D)      115%      93%     238%     122%      57%       108%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                      -------------------------------------------------
                                                        YEAR      YEAR      YEAR      YEAR      YEAR
                                                       ENDED     ENDED     ENDED     ENDED     ENDED
                                                      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                        2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period................. $   9.88  $   9.90  $   9.92  $   9.91  $   9.96
                                                      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................     0.09      0.05      0.03      0.01      0.01
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................    (0.07)     0.01      0.01      0.03      0.02
                                                      --------  --------  --------  --------  --------
   Total from Investment Operations..................     0.02      0.06      0.04      0.04      0.03
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................    (0.09)    (0.05)    (0.03)    (0.01)    (0.01)
  Net Realized Gains.................................       --     (0.03)    (0.03)    (0.02)    (0.07)
                                                      --------  --------  --------  --------  --------
   Total Distributions...............................    (0.09)    (0.08)    (0.06)    (0.03)    (0.08)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................... $   9.81  $   9.88  $   9.90  $   9.92  $   9.91
===================================================== ========  ========  ========  ========  ========
Total Return.........................................     0.19%     0.58%     0.38%     0.39%     0.26%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $112,934  $115,499  $133,648  $145,231  $145,205
Ratio of Expenses to Average Net Assets..............     0.23%     0.28%     0.28%     0.27%     0.28%
Ratio of Net Investment Income to Average Net Assets.     0.93%     0.55%     0.31%     0.12%     0.05%
Portfolio Turnover Rate..............................      176%      118%      262%      225%      160%
-------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      DFA Two-Year Fixed Income
                        Portfolio................... 0.15%
                      DFA Two-Year Government
                        Portfolio................... 0.15%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       DFA Two-Year Fixed Income
                         Portfolio................... $5
                       DFA Two-Year Government
                         Portfolio...................  7

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                      U.S. GOVERNMENT   OTHER INVESTMENT
                                         SECURITIES        SECURITIES
                                     ------------------ -----------------
                                     PURCHASES  SALES   PURCHASES  SALES
                                     --------- -------- --------- -------
      DFA Two-Year Fixed Income
        Portfolio................... $  7,969  $  4,753  $42,075  $38,196
      DFA Two-Year Government
        Portfolio...................  121,593   120,300       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA Two-Year Fixed Income
    Portfolio...................       $15            $(15)           --
  DFA Two-Year Government
    Portfolio...................        19             (19)           --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                     -------------- ------------- ---------- ------
DFA Two-Year Fixed Income Portfolio
2016................................     $  809          $ 5          --     $  814
2017................................        895           --          --        895
DFA Two-Year Government Portfolio
2016................................     $  962           --          --     $  962
2017................................      1,008           --          --      1,008

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS TOTAL
                                              -------------- ------------- -----
DFA Two-Year Fixed Income Portfolio..........      $(15)          --       $(15)
DFA Two-Year Government Portfolio............       (19)          --        (19)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                          UNDISTRIBUTED                                               TOTAL NET
                          NET INVESTMENT                                            DISTRIBUTABLE
                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                          -------------- ------------- ------------- -------------- -------------
DFA Two-Year Fixed
  Income Portfolio.......      $108           --           $(137)        $(133)         $(162)
DFA Two-Year Government
  Portfolio..............       124           --            (551)         (318)          (745)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

                                                       UNLIMITED TOTAL
                                                       --------- -----
         DFA Two-Year Fixed Income Portfolio..........   $137    $137
         DFA Two-Year Government Portfolio............    551     551

   During the year ended October 31, 2017, the Portfolios did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                    NET
                                                                 UNREALIZED
                            FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                            TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                            -------- ------------ ------------ --------------
  DFA Two-Year Fixed
    Income Portfolio....... $ 86,783     $ 1         $(572)        $(571)
  DFA Two-Year Government
    Portfolio..............  113,772      --          (324)         (324)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Portfolio's tax positions and has concluded that no additional provision for income tax is required in any of the Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The

Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolio entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   The Portfolios did not utilize the lines of credit during the six months ended April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

K. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                   APPROXIMATE
                                                    PERCENTAGE
                                      NUMBER OF   OF OUTSTANDING
                                     SHAREHOLDERS     SHARES
                                     ------------ --------------
                DFA Two-Year Fixed
                  Income Portfolio..      4            100%
                DFA Two-Year
                  Government
                  Portfolio.........      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of a Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                      --------------------------------------------
                                       NET INCOME FOR      ACCUMULATED
                                       THE CURRENT OR     UNDISTRIBUTED
                                          PRECEDING        NET PROFITS    PAID-IN
                                        FISCAL YEAR,      FROM THE SALE   SURPLUS
                                       AND ACCUMULATED    OF SECURITIES   OR OTHER
                                      UNDISTRIBUTED NET     OR OTHER      CAPITAL
 PORTFOLIO NAME                            INCOME          PROPERTIES      SOURCE
 --------------                       -----------------   -------------   --------
 DFA Two-Year Fixed Income Portfolio
    December 15, 2017................        84%                0%           16%
 DFA Two-Year Government Portfolio
    December 15, 2017................        83%                0%           17%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-024S
 [LOGO]                                                              00211515

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------


U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

DFA SOCIAL FIXED INCOME PORTFOLIO

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................   1
      Disclosure of Fund Expenses......................................   2
      Disclosure of Portfolio Holdings.................................   4
      Summary Schedules of Portfolio Holdings/Schedule of Investments
          U.S. Social Core Equity 2 Portfolio..........................   6
          U.S. Sustainability Core 1 Portfolio.........................   9
          International Sustainability Core 1 Portfolio................  12
          International Social Core Equity Portfolio...................  16
          Emerging Markets Social Core Equity Portfolio................  20
          DFA Social Fixed Income Portfolio............................  24
          Emerging Markets Sustainability Core 1 Portfolio.............  32
      Statements of Assets and Liabilities.............................  36
      Statements of Operations.........................................  39
      Statements of Changes in Net Assets..............................  42
      Financial Highlights.............................................  45
      Notes to Financial Statements....................................  49
      Section 19(a) Notice.............................................  65
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.........................  66
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
CAD     Canadian Dollars
EUR     Euro
SEK     Swedish Krona
USD     United States Dollars
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
^       Denominated in USD, unless otherwise noted.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2018
 EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/17  04/30/18    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 -----------------------------------
 Actual Fund Return................... $1,000.00 $1,041.30    0.27%    $1.37
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.46    0.27%    $1.35

 U.S. SUSTAINABILITY CORE 1 PORTFOLIO
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,048.30    0.25%    $1.27
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.55    0.25%    $1.25

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/17  04/30/18    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
---------------------------------------------
Actual Fund Return................................. $1,000.00 $1,029.80    0.38%    $1.91
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.91    0.38%    $1.91

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
------------------------------------------
Actual Fund Return................................. $1,000.00 $1,037.00    0.34%    $1.72
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.11    0.34%    $1.71

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
---------------------------------------------
Actual Fund Return................................. $1,000.00 $1,045.50    0.54%    $2.74
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%    $2.71

DFA SOCIAL FIXED INCOME PORTFOLIO
---------------------------------
Actual Fund Return................................. $1,000.00 $  972.60    0.27%    $1.32
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.46    0.27%    $1.35

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO**
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $  986.00    0.65%    $0.61
Hypothetical 5% Annual Return...................... $1,000.00 $1,004.05    0.65%    $0.61

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**Emerging Markets Sustainability Core 1 Portfolio commenced operations on
  March 27, 2018. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (34), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-month period ended April 30, 2018 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

        U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  16.6%
Consumer Staples.............................   4.8%
Energy.......................................   7.7%
Financials...................................  19.9%
Health Care..................................   7.0%
Industrials..................................  13.2%
Information Technology.......................  20.7%
Materials....................................   5.2%
Real Estate..................................   0.5%
Telecommunication Services...................   2.5%
Utilities....................................   1.9%
                                              -----
                                              100.0%

       U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  18.2%
Consumer Staples.............................   5.5%
Energy.......................................   2.6%
Financials...................................  17.7%
Health Care..................................  13.5%
Industrials..................................  13.0%
Information Technology.......................  22.5%
Materials....................................   3.4%
Real Estate..................................   0.4%
Telecommunication Services...................   2.2%
Utilities....................................   1.0%
                                              -----
                                              100.0%

   INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  17.0%
Consumer Staples.............................   8.0%
Energy.......................................   2.2%
Financials...................................  19.2%
Health Care..................................   8.1%
Industrials..................................  19.5%
Information Technology.......................   8.1%
Materials....................................   9.1%
Real Estate..................................   2.9%
Telecommunication Services...................   4.0%
Utilities....................................   1.9%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


    INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  13.8%
Consumer Staples.............................   6.1%
Energy.......................................   8.2%
Financials...................................  20.9%
Health Care..................................   2.7%
Industrials..................................  18.4%
Information Technology.......................   6.7%
Materials....................................  13.7%
Real Estate..................................   3.0%
Telecommunication Services...................   3.1%
Utilities....................................   3.4%
                                              -----
                                              100.0%

   EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  10.7%
Consumer Staples.............................   7.1%
Energy.......................................   5.1%
Financials...................................  19.4%
Health Care..................................   2.3%
Industrials..................................   8.9%
Information Technology.......................  23.9%
Materials....................................  11.6%
Real Estate..................................   3.6%
Telecommunication Services...................   3.9%
Utilities....................................   3.5%
                                              -----
                                              100.0%

 EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   8.7%
Energy.......................................   4.0%
Financials...................................  19.4%
Health Care..................................   4.4%
Industrials..................................  10.4%
Information Technology.......................  22.5%
Materials....................................   7.1%
Real Estate..................................   3.5%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

FIXED INCOME PORTFOLIO

         DFA SOCIAL FIXED INCOME PORTFOLIO
Corporate....................................  41.0%
Government...................................  45.1%
Foreign Corporate............................  11.1%
Foreign Government...........................   2.5%
Supranational................................   0.3%
                                              -----
                                              100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
 COMMON STOCKS -- (94.0%)
 Consumer Discretionary -- (15.6%)
 *   Amazon.com, Inc......................  10,760 $ 16,851,559            1.6%
     Best Buy Co., Inc....................  35,996    2,754,774            0.3%
 *   Booking Holdings, Inc................   1,339    2,916,342            0.3%
 *   Charter Communications, Inc. Class A.  12,556    3,406,317            0.3%
     Comcast Corp. Class A................ 301,091    9,451,246            0.9%
     General Motors Co....................  79,948    2,937,290            0.3%
     Home Depot, Inc. (The)...............  30,142    5,570,242            0.5%
     Target Corp..........................  42,555    3,089,493            0.3%
     Time Warner, Inc.....................  32,617    3,092,092            0.3%
     Walt Disney Co. (The)................  52,578    5,275,151            0.5%
     Other Securities.....................          125,201,059           11.3%
                                                   ------------          ------
 Total Consumer Discretionary.............          180,545,565           16.6%
                                                   ------------          ------
 Consumer Staples -- (4.5%)
     Coca-Cola Co. (The).................. 106,580    4,605,322            0.4%
     PepsiCo, Inc.........................  36,127    3,646,659            0.3%
     Walmart, Inc.........................  93,595    8,279,414            0.8%
     Other Securities.....................           35,815,005            3.3%
                                                   ------------          ------
 Total Consumer Staples...................           52,346,400            4.8%
                                                   ------------          ------
 Energy -- (7.2%)
     Andeavor.............................  18,937    2,619,366            0.3%
     Chevron Corp.........................  70,408    8,808,745            0.8%
     Exxon Mobil Corp..................... 159,727   12,418,774            1.2%
     Other Securities.....................           59,306,431            5.4%
                                                   ------------          ------
 Total Energy.............................           83,153,316            7.7%
                                                   ------------          ------
 Financials -- (18.7%)
     American Express Co..................  29,565    2,919,544            0.3%
     Bank of America Corp................. 347,998   10,412,100            1.0%
 *   Berkshire Hathaway, Inc. Class B.....  51,856   10,046,063            0.9%
     Citigroup, Inc.......................  77,655    5,301,507            0.5%
     Goldman Sachs Group, Inc. (The)......  12,060    2,874,260            0.3%
     JPMorgan Chase & Co.................. 148,732   16,179,067            1.5%
     Wells Fargo & Co..................... 195,244   10,144,878            0.9%
     Other Securities.....................          157,755,104           14.5%
                                                   ------------          ------
 Total Financials.........................          215,632,523           19.9%
                                                   ------------          ------
 Health Care -- (6.6%)
     Amgen, Inc...........................  23,111    4,032,407            0.4%
     CVS Health Corp......................  47,997    3,351,631            0.3%
 *   Express Scripts Holding Co...........  36,624    2,772,437            0.3%
     Gilead Sciences, Inc.................  52,519    3,793,447            0.4%
     Other Securities.....................           62,355,305            5.6%
                                                   ------------          ------
 Total Health Care........................           76,305,227            7.0%
                                                   ------------          ------
 Industrials -- (12.4%)
     3M Co................................  14,850    2,886,691            0.3%
     Delta Air Lines, Inc.................  57,970    3,027,193            0.3%
     FedEx Corp...........................  15,173    3,750,766            0.4%
     Honeywell International, Inc.........  22,774    3,294,942            0.3%
     Union Pacific Corp...................  27,366    3,656,919            0.4%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    38,470 $    4,622,170            0.4%
      Other Securities..............................................              121,735,386           11.1%
                                                                               --------------          ------
Total Industrials...................................................              142,974,067           13.2%
                                                                               --------------          ------
Information Technology -- (19.4%)
*     Alphabet, Inc. Class A........................................     4,798      4,887,147            0.5%
*     Alphabet, Inc. Class C........................................     5,060      5,147,690            0.5%
      Apple, Inc....................................................   159,812     26,410,531            2.4%
      Cisco Systems, Inc............................................   183,121      8,110,429            0.8%
*     Facebook, Inc. Class A........................................    38,797      6,673,084            0.6%
      Intel Corp....................................................   240,760     12,428,031            1.2%
      International Business Machines Corp..........................    29,766      4,314,879            0.4%
      Mastercard, Inc. Class A......................................    21,146      3,769,697            0.4%
*     Micron Technology, Inc........................................    79,107      3,637,340            0.3%
      Microsoft Corp................................................   200,479     18,748,796            1.7%
      NVIDIA Corp...................................................    17,519      3,940,023            0.4%
      Oracle Corp...................................................    97,250      4,441,407            0.4%
      Texas Instruments, Inc........................................    28,228      2,863,166            0.3%
#     Visa, Inc. Class A............................................    49,398      6,267,618            0.6%
      Other Securities..............................................              112,447,659           10.2%
                                                                               --------------          ------
Total Information Technology........................................              224,087,497           20.7%
                                                                               --------------          ------
Materials -- (4.9%)
      DowDuPont, Inc................................................    64,286      4,065,447            0.4%
      Other Securities..............................................               52,273,405            4.8%
                                                                               --------------          ------
Total Materials.....................................................               56,338,852            5.2%
                                                                               --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                5,216,573            0.5%
                                                                               --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc.....................................................   375,645     12,283,592            1.1%
      Verizon Communications, Inc...................................   181,921      8,977,801            0.8%
      Other Securities..............................................                6,082,480            0.6%
                                                                               --------------          ------
Total Telecommunication Services....................................               27,343,873            2.5%
                                                                               --------------          ------
Utilities -- (1.8%)
      Other Securities..............................................               21,033,944            1.9%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,084,977,837          100.0%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
      Other Securities..............................................                   24,282            0.0%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    9,115            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,085,011,234
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 4,784,819      4,784,819            0.4%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund................................ 5,568,011     64,421,892            6.0%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $844,386,913).............................................             $1,154,217,945          106.4%
                                                                               ==============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  180,545,565          --   --    $  180,545,565
  Consumer Staples............     52,346,400          --   --        52,346,400
  Energy......................     83,153,316          --   --        83,153,316
  Financials..................    215,629,141 $     3,382   --       215,632,523
  Health Care.................     76,305,227          --   --        76,305,227
  Industrials.................    142,974,067          --   --       142,974,067
  Information Technology......    224,087,497          --   --       224,087,497
  Materials...................     56,338,852          --   --        56,338,852
  Real Estate.................      5,216,573          --   --         5,216,573
  Telecommunication Services..     27,343,873          --   --        27,343,873
  Utilities...................     21,033,944          --   --        21,033,944
Preferred Stocks
  Consumer Discretionary......         24,282          --   --            24,282
Rights/Warrants...............             --       9,115   --             9,115
Temporary Cash Investments....      4,784,819          --   --         4,784,819
Securities Lending Collateral.             --  64,421,892   --        64,421,892
                               -------------- -----------   --    --------------
TOTAL......................... $1,089,783,556 $64,434,389   --    $1,154,217,945
                               ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------     ------    ---------------
   COMMON STOCKS -- (94.9%)
   Consumer Discretionary -- (17.2%)
   *   Amazon.com, Inc.................  28,654 $ 44,875,889            3.2%
   *   Booking Holdings, Inc...........   2,343    5,103,054            0.4%
       Comcast Corp. Class A........... 371,985   11,676,609            0.9%
       Home Depot, Inc. (The)..........  67,887   12,545,518            0.9%
   *   Netflix, Inc....................  16,176    5,054,353            0.4%
       NIKE, Inc. Class B.............. 102,036    6,978,242            0.5%
       Time Warner, Inc................  48,537    4,601,308            0.3%
       Walt Disney Co. (The)...........  67,692    6,791,538            0.5%
       Other Securities................          153,923,778           11.0%
                                                ------------          ------
   Total Consumer Discretionary........          251,550,289           18.1%
                                                ------------          ------
   Consumer Staples -- (5.2%)
       Coca-Cola Co. (The).............  96,697    4,178,277            0.3%
       Costco Wholesale Corp...........  34,268    6,756,279            0.5%
       PepsiCo, Inc....................  71,885    7,256,072            0.5%
       Procter & Gamble Co. (The)......  75,497    5,461,453            0.4%
       Walmart, Inc....................  98,375    8,702,252            0.6%
       Other Securities................           43,410,783            3.1%
                                                ------------          ------
   Total Consumer Staples..............           75,765,116            5.4%
                                                ------------          ------
   Energy -- (2.5%)
       Schlumberger, Ltd...............  64,994    4,455,989            0.3%
       Other Securities................           31,506,894            2.3%
                                                ------------          ------
   Total Energy........................           35,962,883            2.6%
                                                ------------          ------
   Financials -- (16.8%)
       American Express Co.............  44,013    4,346,284            0.3%
       Bank of America Corp............ 252,605    7,557,942            0.6%
       Citigroup, Inc.................. 113,116    7,722,429            0.6%
       Goldman Sachs Group, Inc. (The).  23,314    5,556,426            0.4%
       JPMorgan Chase & Co............. 169,628   18,452,134            1.3%
       Wells Fargo & Co................ 123,910    6,438,364            0.5%
       Other Securities................          195,569,045           14.0%
                                                ------------          ------
   Total Financials....................          245,642,624           17.7%
                                                ------------          ------
   Health Care -- (12.8%)
       AbbVie, Inc.....................  89,329    8,624,715            0.6%
       Aetna, Inc......................  22,765    4,076,073            0.3%
       Amgen, Inc......................  37,251    6,499,554            0.5%
       Anthem, Inc.....................  17,824    4,206,286            0.3%
       Bristol-Myers Squibb Co.........  77,212    4,025,062            0.3%
       CVS Health Corp.................  81,534    5,693,519            0.4%
   *   Express Scripts Holding Co......  58,499    4,428,374            0.3%
       Gilead Sciences, Inc............  87,499    6,320,053            0.5%
       Johnson & Johnson............... 133,100   16,835,819            1.2%
       Pfizer, Inc..................... 185,964    6,808,142            0.5%
       UnitedHealth Group, Inc.........  68,280   16,141,392            1.2%
       Other Securities................          103,659,148            7.4%
                                                ------------          ------
   Total Health Care...................          187,318,137           13.5%
                                                ------------          ------
   Industrials -- (12.3%)
       Caterpillar, Inc................  28,125    4,060,125            0.3%
       Honeywell International, Inc....  33,495    4,846,057            0.4%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    40,559 $    4,873,164            0.4%
      Other Securities..............................................              166,457,286           11.9%
                                                                               --------------          ------
Total Industrials...................................................              180,236,632           13.0%
                                                                               --------------          ------
Information Technology -- (21.4%)
      Accenture P.L.C. Class A......................................    43,765      6,617,268            0.5%
*     Adobe Systems, Inc............................................    18,988      4,207,741            0.3%
*     Alphabet, Inc. Class A........................................     8,712      8,873,869            0.6%
*     Alphabet, Inc. Class C........................................     9,216      9,375,713            0.7%
      Apple, Inc....................................................   319,050     52,726,203            3.8%
      Cisco Systems, Inc............................................   203,137      8,996,938            0.7%
*     Facebook, Inc. Class A........................................    95,180     16,370,960            1.2%
      Intel Corp....................................................   171,216      8,838,170            0.6%
      International Business Machines Corp..........................    52,065      7,547,342            0.6%
      Mastercard, Inc. Class A......................................    64,982     11,584,341            0.8%
      Microsoft Corp................................................   293,979     27,492,916            2.0%
      NVIDIA Corp...................................................    34,554      7,771,195            0.6%
      Oracle Corp...................................................   123,468      5,638,784            0.4%
#     Visa, Inc. Class A............................................   106,023     13,452,198            1.0%
      Other Securities..............................................              122,993,897            8.7%
                                                                               --------------          ------
Total Information Technology........................................              312,487,535           22.5%
                                                                               --------------          ------
Materials -- (3.2%)
      Other Securities..............................................               47,116,362            3.4%
                                                                               --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                5,272,421            0.4%
                                                                               --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc.....................................................   309,969     10,135,986            0.7%
      Verizon Communications, Inc...................................   284,762     14,053,005            1.0%
      Other Securities..............................................                5,839,943            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................               30,028,934            2.1%
                                                                               --------------          ------
Utilities -- (1.0%)
      Other Securities..............................................               14,332,387            1.0%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,385,713,320           99.7%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    5,484            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,385,718,804
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 6,758,345      6,758,345            0.5%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund................................ 5,837,041     67,534,564            4.8%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,090,085,432)...........................................             $1,460,011,713          105.0%
                                                                               ==============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  251,550,289          --   --    $  251,550,289
  Consumer Staples............     75,765,116          --   --        75,765,116
  Energy......................     35,962,883          --   --        35,962,883
  Financials..................    245,640,196 $     2,428   --       245,642,624
  Health Care.................    187,318,137          --   --       187,318,137
  Industrials.................    180,236,632          --   --       180,236,632
  Information Technology......    312,487,535          --   --       312,487,535
  Materials...................     47,116,362          --   --        47,116,362
  Real Estate.................      5,272,421          --   --         5,272,421
  Telecommunication Services..     30,028,934          --   --        30,028,934
  Utilities...................     14,332,387          --   --        14,332,387
Rights/Warrants...............             --       5,484   --             5,484
Temporary Cash Investments....      6,758,345          --   --         6,758,345
Securities Lending Collateral.             --  67,534,564   --        67,534,564
                               -------------- -----------   --    --------------
TOTAL......................... $1,392,469,237 $67,542,476   --    $1,460,011,713
                               ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------    -------   ---------------
  COMMON STOCKS -- (91.2%)
  AUSTRALIA -- (4.6%)
  #   Commonwealth Bank of Australia......  59,276 $ 3,191,682            0.4%
      National Australia Bank, Ltd........ 103,136   2,242,077            0.3%
      Westpac Banking Corp................ 115,669   2,484,621            0.3%
      Other Securities....................          36,455,308            4.0%
                                                   -----------          ------
  TOTAL AUSTRALIA.........................          44,373,688            5.0%
                                                   -----------          ------

  AUSTRIA -- (0.4%)
      Other Securities....................           3,724,914            0.4%
                                                   -----------          ------

  BELGIUM -- (1.0%)
      Other Securities....................           9,558,710            1.1%
                                                   -----------          ------

  CANADA -- (6.6%)
      Bank of Nova Scotia (The)...........  38,993   2,396,766            0.3%
      Royal Bank of Canada................  31,679   2,409,079            0.3%
      Other Securities....................          59,047,332            6.5%
                                                   -----------          ------
  TOTAL CANADA............................          63,853,177            7.1%
                                                   -----------          ------

  DENMARK -- (2.0%)
      Novo Nordisk A.S. Class B........... 106,340   5,000,948            0.6%
      Other Securities....................          14,462,206            1.6%
                                                   -----------          ------
  TOTAL DENMARK...........................          19,463,154            2.2%
                                                   -----------          ------

  FINLAND -- (1.6%)
      Other Securities....................          15,263,272            1.7%
                                                   -----------          ------

  FRANCE -- (8.6%)
      Airbus SE...........................  32,826   3,853,217            0.4%
  #   AXA SA..............................  78,181   2,235,870            0.3%
      BNP Paribas SA......................  39,442   3,044,893            0.4%
  #   L'Oreal SA..........................  15,425   3,714,180            0.4%
      LVMH Moet Hennessy Louis Vuitton SE.  15,812   5,502,763            0.6%
      Orange SA........................... 148,795   2,705,036            0.3%
  #   Peugeot SA.......................... 100,419   2,472,675            0.3%
  #   Vinci SA............................  23,215   2,321,120            0.3%
      Other Securities....................          57,409,452            6.3%
                                                   -----------          ------
  TOTAL FRANCE............................          83,259,206            9.3%
                                                   -----------          ------

  GERMANY -- (7.0%)
      Adidas AG...........................  14,149   3,477,391            0.4%
      Allianz SE..........................  15,906   3,762,148            0.4%
      BASF SE.............................  37,776   3,930,344            0.5%
      Daimler AG..........................  53,410   4,198,990            0.5%
      Siemens AG..........................  19,595   2,488,464            0.3%
      Other Securities....................          49,639,253            5.4%
                                                   -----------          ------
  TOTAL GERMANY...........................          67,496,590            7.5%
                                                   -----------          ------

  HONG KONG -- (2.1%)
      AIA Group, Ltd...................... 497,000   4,441,787            0.5%
      Other Securities....................          15,689,146            1.8%
                                                   -----------          ------
  TOTAL HONG KONG.........................          20,130,933            2.3%
                                                   -----------          ------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 IRELAND -- (0.5%)
     Other Securities.....................         $  4,664,923            0.5%
                                                   ------------          ------

 ISRAEL -- (0.4%)
     Other Securities.....................            4,026,321            0.5%
                                                   ------------          ------

 ITALY -- (2.8%)
     Assicurazioni Generali SpA........... 121,247    2,446,637            0.3%
     Fiat Chrysler Automobiles NV.........  96,269    2,138,979            0.3%
     Other Securities.....................           22,637,109            2.4%
                                                   ------------          ------
 TOTAL ITALY..............................           27,222,725            3.0%
                                                   ------------          ------

 JAPAN -- (23.2%)
     Honda Motor Co., Ltd.................  65,400    2,248,840            0.3%
     KDDI Corp............................ 100,100    2,687,044            0.3%
     Keyence Corp.........................   3,800    2,317,161            0.3%
     Mitsubishi UFJ Financial Group, Inc.. 376,300    2,521,715            0.3%
     SoftBank Group Corp..................  50,084    3,826,884            0.4%
     Sony Corp............................  58,500    2,732,307            0.3%
     Toyota Motor Corp....................  66,919    4,388,036            0.5%
     Toyota Motor Corp. Sponsored ADR.....  17,953    2,351,484            0.3%
     Other Securities.....................          201,064,363           22.3%
                                                   ------------          ------
 TOTAL JAPAN..............................          224,137,834           25.0%
                                                   ------------          ------

 NETHERLANDS -- (3.4%)
 #   ASML Holding NV......................  11,222    2,114,786            0.3%
 #   Unilever NV..........................  66,370    3,791,054            0.4%
     Other Securities.....................           26,689,922            2.9%
                                                   ------------          ------
 TOTAL NETHERLANDS........................           32,595,762            3.6%
                                                   ------------          ------

 NEW ZEALAND -- (0.3%)
     Other Securities.....................            3,321,172            0.4%
                                                   ------------          ------

 NORWAY -- (0.7%)
     Other Securities.....................            7,207,834            0.8%
                                                   ------------          ------

 PORTUGAL -- (0.1%)
     Other Securities.....................            1,241,533            0.1%
                                                   ------------          ------

 SINGAPORE -- (0.9%)
     Other Securities.....................            9,158,174            1.0%
                                                   ------------          ------

 SPAIN -- (2.3%)
     Amadeus IT Group SA..................  33,578    2,449,844            0.3%
 #   Banco Santander SA................... 556,249    3,593,884            0.4%
     Other Securities.....................           16,009,727            1.8%
                                                   ------------          ------
 TOTAL SPAIN..............................           22,053,455            2.5%
                                                   ------------          ------

 SWEDEN -- (3.1%)
     Other Securities.....................           29,974,130            3.3%
                                                   ------------          ------

 SWITZERLAND -- (6.2%)
     Cie Financiere Richemont SA..........  25,995    2,471,050            0.3%
     Novartis AG Sponsored ADR............  45,715    3,505,883            0.4%
     Roche Holding AG.....................  39,901    8,865,498            1.0%
 #   Swisscom AG..........................   4,816    2,309,910            0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG............     7,959 $  2,542,386            0.3%
      Other Securities.....................             40,769,287            4.5%
                                                      ------------          ------
TOTAL SWITZERLAND..........................             60,464,014            6.8%
                                                      ------------          ------

UNITED KINGDOM -- (13.4%)
      AstraZeneca P.L.C. Sponsored ADR.....    88,837    3,156,379            0.4%
      Aviva P.L.C..........................   312,392    2,269,740            0.3%
      Compass Group P.L.C..................   137,424    2,948,119            0.3%
      Diageo P.L.C. Sponsored ADR..........    24,192    3,434,296            0.4%
      Experian P.L.C.......................    94,023    2,154,271            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR.    57,441    2,303,958            0.3%
#     HSBC Holdings P.L.C. Sponsored ADR...    69,471    3,491,612            0.4%
      Lloyds Banking Group P.L.C........... 2,810,849    2,493,074            0.3%
      Reckitt Benckiser Group P.L.C........    28,486    2,234,669            0.3%
      Tesco P.L.C..........................   762,423    2,469,439            0.3%
      Unilever P.L.C. Sponsored ADR........    46,799    2,619,340            0.3%
      Other Securities.....................             99,871,905           10.8%
                                                      ------------          ------
TOTAL UNITED KINGDOM.......................            129,446,802           14.4%
                                                      ------------          ------
TOTAL COMMON STOCKS........................            882,638,323           98.5%
                                                      ------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Other Securities.....................              3,552,834            0.4%
                                                      ------------          ------
TOTAL PREFERRED STOCKS.....................              3,552,834            0.4%
                                                      ------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS......................                     --            0.0%
                                                      ------------          ------
TOTAL INVESTMENT SECURITIES................            886,191,157
                                                      ------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund....... 7,005,708   81,056,039            9.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $810,608,567)....................             $967,247,196          107.9%
                                                      ============          ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Australia................... $    281,422 $ 44,092,266   --    $ 44,373,688
   Austria.....................           --    3,724,914   --       3,724,914
   Belgium.....................       95,429    9,463,281   --       9,558,710
   Canada......................   63,853,177           --   --      63,853,177
   Denmark.....................      688,375   18,774,779   --      19,463,154
   Finland.....................      123,247   15,140,025   --      15,263,272
   France......................      319,507   82,939,699   --      83,259,206
   Germany.....................    3,063,446   64,433,144   --      67,496,590
   Hong Kong...................       57,988   20,072,945   --      20,130,933
   Ireland.....................           --    4,664,923   --       4,664,923
   Israel......................      619,071    3,407,250   --       4,026,321
   Italy.......................      443,391   26,779,334   --      27,222,725
   Japan.......................    4,996,249  219,141,585   --     224,137,834
   Netherlands.................    8,045,712   24,550,050   --      32,595,762
   New Zealand.................       12,188    3,308,984   --       3,321,172
   Norway......................       18,261    7,189,573   --       7,207,834
   Portugal....................           --    1,241,533   --       1,241,533
   Singapore...................           --    9,158,174   --       9,158,174
   Spain.......................    1,129,813   20,923,642   --      22,053,455
   Sweden......................      508,191   29,465,939   --      29,974,130
   Switzerland.................    5,965,305   54,498,709   --      60,464,014
   United Kingdom..............   20,157,894  109,288,908   --     129,446,802
 Preferred Stocks
   Germany.....................           --    3,552,834   --       3,552,834
 Securities Lending Collateral.           --   81,056,039   --      81,056,039
                                ------------ ------------   --    ------------
 TOTAL                          $110,378,666 $856,868,530   --    $967,247,196
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------    -------   ---------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (5.8%)
#   Australia & New Zealand Banking Group, Ltd...  97,617 $ 1,962,315            0.2%
    BHP Billiton, Ltd............................ 207,542   4,841,799            0.5%
#   Commonwealth Bank of Australia...............  57,064   3,072,578            0.3%
#   National Australia Bank, Ltd................. 126,792   2,756,336            0.3%
#   Westpac Banking Corp......................... 144,902   3,112,559            0.3%
    Other Securities.............................          45,914,398            4.6%
                                                          -----------          ------
TOTAL AUSTRALIA..................................          61,659,985            6.2%
                                                          -----------          ------

AUSTRIA -- (0.6%)
    Other Securities.............................           5,753,274            0.6%
                                                          -----------          ------

BELGIUM -- (1.1%)
    Other Securities.............................          11,948,338            1.2%
                                                          -----------          ------

CANADA -- (8.8%)
#   Bank of Montreal.............................  25,724   1,953,618            0.2%
    Canadian Natural Resources, Ltd..............  63,930   2,306,594            0.3%
    Royal Bank of Canada.........................  24,345   1,851,437            0.2%
    Suncor Energy, Inc...........................  95,712   3,659,070            0.4%
    Toronto-Dominion Bank (The)..................  34,519   1,938,242            0.2%
    Other Securities.............................          82,578,046            8.2%
                                                          -----------          ------
TOTAL CANADA.....................................          94,287,007            9.5%
                                                          -----------          ------

DENMARK -- (1.2%)
    Other Securities.............................          12,864,184            1.3%
                                                          -----------          ------

FINLAND -- (1.5%)
    UPM-Kymmene Oyj..............................  64,508   2,301,748            0.2%
    Other Securities.............................          13,249,402            1.4%
                                                          -----------          ------
TOTAL FINLAND....................................          15,551,150            1.6%
                                                          -----------          ------

FRANCE -- (7.2%)
#   AXA SA.......................................  70,744   2,023,182            0.2%
    BNP Paribas SA...............................  40,983   3,163,857            0.3%
    Cie Generale des Etablissements Michelin SCA.  20,347   2,861,253            0.3%
    LVMH Moet Hennessy Louis Vuitton SE..........   5,903   2,054,314            0.2%
#   Peugeot SA...................................  92,213   2,270,614            0.2%
    Total SA.....................................  93,481   5,875,438            0.6%
    Other Securities.............................          58,950,432            6.0%
                                                          -----------          ------
TOTAL FRANCE.....................................          77,199,090            7.8%
                                                          -----------          ------

GERMANY -- (5.8%)
    Allianz SE...................................  14,369   3,398,611            0.4%
    BASF SE......................................  48,323   5,027,689            0.5%
    Deutsche Telekom AG.......................... 236,404   4,137,924            0.4%
    Siemens AG...................................  17,292   2,195,995            0.2%
    Other Securities.............................          47,185,515            4.7%
                                                          -----------          ------
TOTAL GERMANY....................................          61,945,734            6.2%
                                                          -----------          ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd........................ 343,400 $  3,069,034            0.3%
    Other Securities......................           26,061,083            2.6%
                                                   ------------          ------
TOTAL HONG KONG...........................           29,130,117            2.9%
                                                   ------------          ------

IRELAND -- (0.6%)
    Other Securities......................            6,350,443            0.6%
                                                   ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................            6,791,217            0.7%
                                                   ------------          ------

ITALY -- (3.1%)
    Eni SpA............................... 131,586    2,572,296            0.3%
    Fiat Chrysler Automobiles NV..........  95,249    2,116,316            0.2%
    Intesa Sanpaolo SpA................... 501,508    1,907,714            0.2%
    Other Securities......................           26,492,562            2.6%
                                                   ------------          ------
TOTAL ITALY...............................           33,088,888            3.3%
                                                   ------------          ------

JAPAN -- (23.2%)
    Honda Motor Co., Ltd.................. 100,600    3,459,225            0.4%
    Mitsubishi UFJ Financial Group, Inc... 424,300    2,843,379            0.3%
    NTT DOCOMO, Inc.......................  75,000    1,937,550            0.2%
    SoftBank Group Corp...................  26,900    2,055,394            0.2%
    Sumitomo Mitsui Financial Group, Inc..  46,700    1,946,374            0.2%
    Other Securities......................          235,459,466           23.7%
                                                   ------------          ------
TOTAL JAPAN...............................          247,701,388           25.0%
                                                   ------------          ------

NETHERLANDS -- (2.6%)
    ING Groep NV.......................... 133,618    2,251,531            0.2%
    Koninklijke Ahold Delhaize NV.........  97,159    2,343,903            0.2%
    Other Securities......................           23,164,402            2.4%
                                                   ------------          ------
TOTAL NETHERLANDS.........................           27,759,836            2.8%
                                                   ------------          ------

NEW ZEALAND -- (0.5%)
    Other Securities......................            4,886,803            0.5%
                                                   ------------          ------

NORWAY -- (1.0%)
    Other Securities......................           10,596,234            1.1%
                                                   ------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................            3,280,706            0.3%
                                                   ------------          ------

SINGAPORE -- (1.2%)
    Other Securities......................           12,612,665            1.3%
                                                   ------------          ------

SPAIN -- (2.6%)
#   Banco Santander SA.................... 692,429    4,473,729            0.5%
    Iberdrola SA.......................... 268,308    2,072,929            0.2%
    Repsol SA............................. 112,444    2,145,745            0.2%
    Other Securities......................           19,208,434            1.9%
                                                   ------------          ------
TOTAL SPAIN...............................           27,900,837            2.8%
                                                   ------------          ------

SWEDEN -- (2.3%)
    Other Securities......................           24,420,873            2.5%
                                                   ------------          ------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                        ------      -------     ---------------
SWITZERLAND -- (4.1%)
      Zurich Insurance Group AG.......................     7,701 $    2,459,972            0.3%
      Other Securities................................               41,709,502            4.1%
                                                                 --------------          ------
TOTAL SWITZERLAND.....................................               44,169,474            4.4%
                                                                 --------------          ------

UNITED KINGDOM -- (15.1%)
      Anglo American P.L.C............................   152,936      3,598,469            0.4%
      BHP Billiton P.L.C. ADR.........................    48,655      2,060,053            0.2%
      BP P.L.C........................................   399,407      2,966,778            0.3%
      BP P.L.C. Sponsored ADR.........................   146,199      6,519,008            0.7%
#     HSBC Holdings P.L.C. Sponsored ADR..............   135,300      6,800,178            0.7%
      Lloyds Banking Group P.L.C...................... 2,215,952      1,965,432            0.2%
      Rio Tinto P.L.C. Sponsored ADR..................    62,049      3,409,593            0.4%
      Royal Dutch Shell P.L.C. Class A................    55,365      1,926,226            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    52,099      3,641,720            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    55,431      4,014,313            0.4%
      Tesco P.L.C.....................................   775,122      2,510,570            0.3%
      Unilever P.L.C. Sponsored ADR...................    33,461      1,872,812            0.2%
      Vodafone Group P.L.C............................ 1,288,510      3,760,143            0.4%
      WPP P.L.C.......................................   120,799      2,072,925            0.2%
      Other Securities................................              113,920,422           11.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM..................................              161,038,642           16.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS...................................              980,936,885           98.8%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities................................                1,552,582            0.2%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS................................                1,552,582            0.2%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities................................                    2,512            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities................................                      463            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS.................................                    2,975            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES...........................              982,492,442
                                                                 --------------

                                                                    VALUE+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund.................. 7,379,394     85,379,590            8.6%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $919,419,394)...............................             $1,067,872,032          107.6%
                                                                 ==============          ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
  Australia................... $     43,141 $ 61,616,844   --    $   61,659,985
  Austria.....................           --    5,753,274   --         5,753,274
  Belgium.....................       66,327   11,882,011   --        11,948,338
  Canada......................   94,287,007           --   --        94,287,007
  Denmark.....................           --   12,864,184   --        12,864,184
  Finland.....................           --   15,551,150   --        15,551,150
  France......................      184,408   77,014,682   --        77,199,090
  Germany.....................    1,409,601   60,536,133   --        61,945,734
  Hong Kong...................       14,912   29,115,205   --        29,130,117
  Ireland.....................    1,473,840    4,876,603   --         6,350,443
  Israel......................      552,794    6,238,423   --         6,791,217
  Italy.......................      801,894   32,286,994   --        33,088,888
  Japan.......................      225,645  247,475,743   --       247,701,388
  Netherlands.................    3,652,777   24,107,059   --        27,759,836
  New Zealand.................           --    4,886,803   --         4,886,803
  Norway......................       79,386   10,516,848   --        10,596,234
  Portugal....................           --    3,280,706   --         3,280,706
  Singapore...................        7,564   12,605,101   --        12,612,665
  Spain.......................       21,954   27,878,883   --        27,900,837
  Sweden......................           --   24,420,873   --        24,420,873
  Switzerland.................    2,896,194   41,273,280   --        44,169,474
  United Kingdom..............   35,127,600  125,911,042   --       161,038,642
Preferred Stocks
  Germany.....................           --    1,552,582   --         1,552,582
Rights/Warrants
  Singapore...................           --        2,512   --             2,512
  Spain.......................           --          463   --               463
Securities Lending Collateral.           --   85,379,590   --        85,379,590
                               ------------ ------------   --    --------------
TOTAL......................... $140,845,044 $927,026,988   --    $1,067,872,032
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (93.4%)
BRAZIL -- (5.6%)
    Vale SA.............................................   788,075 $ 10,948,732            0.7%
#   Vale SA Sponsored ADR...............................   317,514    4,394,400            0.3%
    Other Securities....................................             72,494,983            4.8%
                                                                   ------------          ------
TOTAL BRAZIL............................................             87,838,115            5.8%
                                                                   ------------          ------

CHILE -- (1.5%)
    Other Securities....................................             23,516,902            1.6%
                                                                   ------------          ------

CHINA -- (16.6%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    84,398   15,068,419            1.0%
*   Baidu, Inc. Sponsored ADR...........................    12,564    3,152,308            0.2%
    Bank of China, Ltd. Class H......................... 6,493,356    3,524,795            0.3%
    China Construction Bank Corp. Class H............... 9,273,990    9,715,975            0.7%
    China Mobile, Ltd...................................   460,500    4,386,948            0.3%
#   China Mobile, Ltd. Sponsored ADR....................   155,765    7,392,607            0.5%
    China Overseas Land & Investment, Ltd............... 1,118,000    3,746,006            0.3%
    CNOOC, Ltd.......................................... 2,141,000    3,621,957            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 8,057,017    7,073,102            0.5%
    NetEase, Inc. ADR...................................    13,404    3,445,766            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,144,000   11,178,481            0.8%
    Tencent Holdings, Ltd...............................   675,400   33,204,611            2.2%
    Other Securities....................................            154,390,126           10.0%
                                                                   ------------          ------
TOTAL CHINA.............................................            259,901,101           17.3%
                                                                   ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              7,452,205            0.5%
                                                                   ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................              2,739,026            0.2%
                                                                   ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................              1,095,753            0.1%
                                                                   ------------          ------

GREECE -- (0.2%)
    Other Securities....................................              3,943,345            0.3%
                                                                   ------------          ------

HONG KONG -- (0.0%)
    Other Securities....................................                 10,307            0.0%
                                                                   ------------          ------

HUNGARY -- (0.4%)
    Other Securities....................................              5,763,887            0.4%
                                                                   ------------          ------

INDIA -- (10.9%)
    HDFC Bank, Ltd......................................   193,056    5,604,588            0.4%
    Hindustan Unilever, Ltd.............................   141,308    3,168,195            0.2%
    Housing Development Finance Corp., Ltd..............   202,308    5,688,692            0.4%
    Infosys, Ltd........................................   488,499    8,758,309            0.6%
    Tata Consultancy Services, Ltd......................   118,281    6,238,184            0.4%
    Other Securities....................................            140,546,595            9.3%
                                                                   ------------          ------
TOTAL INDIA.............................................            170,004,563           11.3%
                                                                   ------------          ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
INDONESIA -- (2.4%)
    Bank Rakyat Indonesia Persero Tbk PT.. 16,444,900 $  3,791,675            0.3%
    Other Securities......................              34,633,260            2.2%
                                                      ------------          ------
TOTAL INDONESIA...........................              38,424,935            2.5%
                                                      ------------          ------

MALAYSIA -- (2.6%)
    Public Bank Bhd.......................    624,370    3,778,043            0.3%
    Other Securities......................              37,512,911            2.4%
                                                      ------------          ------
TOTAL MALAYSIA............................              41,290,954            2.7%
                                                      ------------          ------

MEXICO -- (3.5%)
    America Movil S.A.B. de C.V. Series L.  4,985,903    4,612,121            0.3%
    Grupo Mexico S.A.B. de C.V. Series B..  1,442,882    4,777,190            0.3%
    Other Securities......................              44,957,007            3.0%
                                                      ------------          ------
TOTAL MEXICO..............................              54,346,318            3.6%
                                                      ------------          ------

PERU -- (0.2%)
    Credicorp, Ltd........................     15,039    3,496,417            0.3%
    Other Securities......................                 374,770            0.0%
                                                      ------------          ------
TOTAL PERU................................               3,871,187            0.3%
                                                      ------------          ------

PHILIPPINES -- (1.1%)
    Other Securities......................              16,646,912            1.1%
                                                      ------------          ------

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen S.A......    132,521    3,375,294            0.2%
    Other Securities......................              21,689,649            1.5%
                                                      ------------          ------
TOTAL POLAND..............................              25,064,943            1.7%
                                                      ------------          ------

RUSSIA -- (1.1%)
    Other Securities......................              17,336,360            1.1%
                                                      ------------          ------

SOUTH AFRICA -- (7.2%)
    Barclays Africa Group, Ltd............    359,161    5,260,730            0.4%
    Bidvest Group, Ltd. (The).............    175,561    3,439,089            0.2%
    FirstRand, Ltd........................  1,370,412    7,339,278            0.5%
    Naspers, Ltd. Class N.................     36,170    8,811,719            0.6%
#   Sasol, Ltd. Sponsored ADR.............    141,754    5,036,520            0.3%
    Shoprite Holdings, Ltd................    182,449    3,629,970            0.3%
    Standard Bank Group, Ltd..............    467,367    8,015,618            0.5%
    Other Securities......................              71,480,080            4.7%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................             113,013,004            7.5%
                                                      ------------          ------

SOUTH KOREA -- (17.3%)
#*  Celltrion, Inc........................     12,933    3,244,463            0.2%
    LG Chem, Ltd..........................     12,334    4,128,544            0.3%
    Lotte Chemical Corp...................      8,432    3,246,967            0.2%
    NAVER Corp............................      5,308    3,539,599            0.3%
    Samsung Electronics Co., Ltd..........     19,600   48,568,795            3.3%
    Samsung Electronics Co., Ltd. GDR.....     16,921   20,714,565            1.4%
    SK Holdings Co., Ltd..................     14,238    3,897,353            0.3%
    SK Hynix, Inc.........................    152,088   11,960,806            0.8%
    Other Securities......................             171,586,486           11.2%
                                                      ------------          ------
TOTAL SOUTH KOREA.........................             270,887,578           18.0%
                                                      ------------          ------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                   ------      -------     ---------------
TAIWAN -- (15.8%)
      Fubon Financial Holding Co., Ltd........................... 1,999,896 $    3,421,536            0.3%
      Hon Hai Precision Industry Co., Ltd........................ 3,319,499      9,232,794            0.6%
      Taiwan Semiconductor Manufacturing Co., Ltd................ 2,346,214     17,871,905            1.2%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.   580,837     22,333,183            1.5%
      Uni-President Enterprises Corp............................. 1,418,577      3,414,038            0.3%
#     United Microelectronics Corp............................... 6,193,081      3,339,755            0.2%
      Other Securities...........................................              187,014,204           12.3%
                                                                            --------------          ------
TOTAL TAIWAN.....................................................              246,627,415           16.4%
                                                                            --------------          ------

THAILAND -- (3.4%)
      PTT PCL.................................................... 3,669,000      6,568,394            0.5%
      Other Securities...........................................               45,983,574            3.0%
                                                                            --------------          ------
TOTAL THAILAND...................................................               52,551,968            3.5%
                                                                            --------------          ------

TURKEY -- (1.2%)
      Other Securities...........................................               18,529,087            1.2%
                                                                            --------------          ------
TOTAL COMMON STOCKS..............................................            1,460,855,865           97.1%
                                                                            --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA..........................................   560,664      5,532,700            0.4%
      Itau Unibanco Holding SA...................................   911,067     13,266,022            0.9%
*     Petroleo Brasileiro SA.....................................   502,351      3,293,846            0.2%
      Other Securities...........................................               13,375,381            0.9%
                                                                            --------------          ------
TOTAL BRAZIL.....................................................               35,467,949            2.4%
                                                                            --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                  411,105            0.0%
                                                                            --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                1,460,823            0.1%
                                                                            --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                   14,519            0.0%
                                                                            --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...........................................                   20,939            0.0%
                                                                            --------------          ------
TOTAL PREFERRED STOCKS...........................................               37,375,335            2.5%
                                                                            --------------          ------

RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
      Other Securities...........................................                   27,197            0.0%
                                                                            --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...........................................                      996            0.0%
                                                                            --------------          ------

THAILAND -- (0.0%)
      Other Securities...........................................                    7,898            0.0%
                                                                            --------------          ------
TOTAL RIGHTS/WARRANTS............................................                   36,091            0.0%
                                                                            --------------          ------
TOTAL INVESTMENT SECURITIES......................................            1,498,267,291
                                                                            --------------

SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund............................. 5,679,105     65,707,246            4.4%
                                                                            --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,185,016,885)........................................             $1,563,974,537          104.0%
                                                                            ==============          ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 87,838,115             --   --    $   87,838,115
  Chile.......................    8,031,261 $   15,485,641   --        23,516,902
  China.......................   48,942,296    210,958,805   --       259,901,101
  Colombia....................    7,452,205             --   --         7,452,205
  Czech Republic..............           --      2,739,026   --         2,739,026
  Egypt.......................           --      1,095,753   --         1,095,753
  Greece......................           --      3,943,345   --         3,943,345
  Hong Kong...................           --         10,307   --            10,307
  Hungary.....................           --      5,763,887   --         5,763,887
  India.......................    2,795,785    167,208,778   --       170,004,563
  Indonesia...................    2,479,091     35,945,844   --        38,424,935
  Malaysia....................           --     41,290,954   --        41,290,954
  Mexico......................   54,345,775            543   --        54,346,318
  Peru........................    3,870,983            204   --         3,871,187
  Philippines.................      311,847     16,335,065   --        16,646,912
  Poland......................           --     25,064,943   --        25,064,943
  Russia......................    5,091,167     12,245,193   --        17,336,360
  South Africa................   10,691,258    102,321,746   --       113,013,004
  South Korea.................    6,482,141    264,405,437   --       270,887,578
  Taiwan......................   28,112,116    218,515,299   --       246,627,415
  Thailand....................   52,525,121         26,847   --        52,551,968
  Turkey......................      214,070     18,315,017   --        18,529,087
Preferred Stocks
  Brazil......................   35,467,949             --   --        35,467,949
  Chile.......................           --        411,105   --           411,105
  Colombia....................    1,460,823             --   --         1,460,823
  Malaysia....................       14,519             --   --            14,519
  South Korea.................       20,939             --   --            20,939
Rights/Warrants
  Indonesia...................           --         27,197   --            27,197
  Malaysia....................           --            996   --               996
  Thailand....................           --          7,898   --             7,898
Securities Lending Collateral.           --     65,707,246   --        65,707,246
                               ------------ --------------   --    --------------
TOTAL......................... $356,147,461 $1,207,827,076   --    $1,563,974,537
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (17.9%)
Federal Farm Credit Bank
    5.150%, 11/15/19.............................     970 $ 1,008,704
Federal Home Loan Bank
    1.875%, 03/13/20.............................     440     434,797
    4.125%, 03/13/20.............................     500     514,120
    1.875%, 11/29/21.............................   1,700   1,651,120
    2.625%, 12/10/21.............................   1,500   1,491,582
    2.250%, 03/11/22.............................   1,500   1,469,115
    3.250%, 03/08/24.............................     250     253,498
    2.875%, 06/14/24.............................     700     696,250
    5.375%, 08/15/24.............................     800     907,734
    2.875%, 09/13/24.............................   2,500   2,478,960
    2.750%, 12/13/24.............................   2,700   2,652,907
    5.750%, 06/12/26.............................     200     237,412
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.............................     700     927,909
    6.750%, 03/15/31.............................     450     609,821
Federal National Mortgage Association
    2.000%, 01/05/22.............................   2,000   1,943,680
    2.375%, 01/19/23.............................   1,500   1,466,725
    2.625%, 09/06/24.............................   2,600   2,540,881
    2.125%, 04/24/26.............................   2,300   2,141,684
    1.875%, 09/24/26.............................   2,100   1,900,662
    6.250%, 05/15/29.............................     180     229,104
    7.250%, 05/15/30.............................     450     624,666
    6.625%, 11/15/30.............................   1,700   2,271,644
Tennessee Valley Authority
    3.875%, 02/15/21.............................   1,000   1,031,485
    2.875%, 09/15/24.............................   1,249   1,235,746
    2.875%, 02/01/27.............................   2,000   1,940,466
    7.125%, 05/01/30.............................     500     686,189
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          33,346,861
                                                          -----------

BONDS -- (52.6%)
21st Century Fox America, Inc.
#   3.000%, 09/15/22.............................     180     176,604
    3.700%, 09/15/24.............................     200     199,262
3M Co.
    2.875%, 10/15/27.............................     850     803,654
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................     100      98,199
Abbott Laboratories
    3.250%, 04/15/23.............................      50      49,091
Activision Blizzard, Inc.
    3.400%, 06/15/27.............................     100      94,717
Adobe Systems, Inc.
    3.250%, 02/01/25.............................     160     157,327
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................     200     204,721

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
Aetna, Inc.
     3.500%, 11/15/24.............................      50 $   48,764
Affiliated Managers Group, Inc.
     3.500%, 08/01/25.............................     150    144,978
Aflac, Inc.
     3.625%, 11/15/24.............................     250    249,466
     3.250%, 03/17/25.............................      50     48,585
Ahold Finance USA LLC
     6.875%, 05/01/29.............................      40     47,405
Airbus SE
##   3.150%, 04/10/27.............................     200    191,841
Alberta, Province of Canada
###  2.050%, 08/17/26.............................   1,000    907,368
Alimentation Couche-Tard, Inc.
##   3.550%, 07/26/27.............................     100     94,551
Allstate Corp. (The)
     3.150%, 06/15/23.............................     500    492,720
Alphabet, Inc.
#    3.375%, 02/25/24.............................     200    200,859
     1.998%, 08/15/26.............................     200    178,597
American Express Credit Corp.
     3.300%, 05/03/27.............................     700    669,088
American Honda Finance Corp.
     2.300%, 09/09/26.............................     250    228,173
American International Group, Inc.
     4.125%, 02/15/24.............................      50     50,332
     3.750%, 07/10/25.............................     150    146,814
American Water Capital Corp.
     2.950%, 09/01/27.............................     100     93,606
Ameriprise Financial, Inc.
#    4.000%, 10/15/23.............................      30     30,718
     3.700%, 10/15/24.............................     400    400,354
     2.875%, 09/15/26.............................     500    466,228
Amgen, Inc.
#    3.125%, 05/01/25.............................     200    191,031
     2.600%, 08/19/26.............................     250    225,187
Analog Devices, Inc.
     3.900%, 12/15/25.............................     533    529,831
Andeavor
     5.125%, 12/15/26.............................     100    105,458
Anglo American Capital P.L.C.
##   4.750%, 04/10/27.............................     200    199,708
##   4.000%, 09/11/27.............................     200    188,475
Anthem, Inc.
     3.500%, 08/15/24.............................     150    145,773
ANZ New Zealand International Ltd.
##   3.450%, 07/17/27.............................     500    480,095
Aon P.L.C.
     3.500%, 06/14/24.............................     275    269,437
Apple, Inc.
     3.250%, 02/23/26.............................     250    243,358
     2.450%, 08/04/26.............................     695    637,537
     3.350%, 02/09/27.............................   1,300  1,271,388
     3.000%, 06/20/27.............................   1,000    949,975
#    3.000%, 11/13/27.............................     500    472,330

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^    VALUE+
                                                     -------    ------
                                                      (000)
Applied Materials, Inc.
#      3.300%, 04/01/27.............................      300 $  290,320
Arizona Public Service Co.
       3.150%, 05/15/25.............................      100     96,805
Arrow Electronics, Inc.
       3.875%, 01/12/28.............................      400    376,172
ASB Finance, Ltd.
       0.500%, 06/10/22............................. EUR  225    271,311
Asian Development Bank
       2.000%, 01/22/25.............................      150    140,446
AT&T, Inc.
       3.875%, 08/15/21.............................      150    152,457
#      3.000%, 02/15/22.............................       50     49,174
       3.950%, 01/15/25.............................      350    346,517
Australia & New Zealand Banking Group, Ltd.
       3.700%, 11/16/25.............................      250    249,348
Autodesk, Inc.
       4.375%, 06/15/25.............................      150    152,063
       3.500%, 06/15/27.............................      845    795,526
Automatic Data Processing, Inc.
       3.375%, 09/15/25.............................      600    595,239
AutoZone, Inc.
       2.500%, 04/15/21.............................       70     68,540
       3.125%, 04/21/26.............................      200    186,046
Avnet, Inc.
       4.625%, 04/15/26.............................      250    246,536
AXIS Specialty Finance P.L.C.
       4.000%, 12/06/27.............................      200    189,376
Banco Santander SA
       3.800%, 02/23/28.............................      200    189,117
Bank of America Corp.
#      3.300%, 01/11/23.............................      150    148,218
       4.000%, 04/01/24.............................      136    137,824
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28.............................      120    112,546
Bank of Montreal
       2.375%, 01/25/19.............................      100     99,906
Bank of New York Mellon Corp. (The)
       3.650%, 02/04/24.............................      300    301,238
Barclays P.L.C.
       4.375%, 01/12/26.............................      500    493,693
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24.............................      235    200,668
Bemis Co., Inc.
       4.500%, 10/15/21.............................      100    103,303
Berkshire Hathaway, Inc.
       3.125%, 03/15/26.............................    1,657  1,594,876
BlackRock, Inc.
       3.375%, 06/01/22.............................      100    100,911
       3.200%, 03/15/27.............................      350    336,084
Booking Holdings, Inc.
#      3.600%, 06/01/26.............................      350    338,940
BP Capital Markets P.L.C.
       3.535%, 11/04/24.............................       50     49,834
#      3.017%, 01/16/27.............................      400    377,204
BPCE SA
       4.000%, 04/15/24.............................      500    500,899

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
British Columbia, Province of Canada
    6.500%, 01/15/26.............................     200 $241,237
Brown & Brown, Inc.
    4.200%, 09/15/24.............................      40   40,366
Buckeye Partners L.P.
    3.950%, 12/01/26.............................     225  211,651
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.............................     465  440,174
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.............................      75   72,450
CA, Inc.
    4.500%, 08/15/23.............................     100  102,282
    4.700%, 03/15/27.............................     250  251,418
Campbell Soup Co.
    4.150%, 03/15/28.............................      86   83,332
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27.............................     500  483,152
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................      50   47,207
Capital One Financial Corp.
    3.750%, 04/24/24.............................      50   49,100
Cardinal Health, Inc.
    4.625%, 12/15/20.............................      75   77,251
    3.410%, 06/15/27.............................     500  464,321
CBS Corp.
#   3.500%, 01/15/25.............................     250  240,258
    2.900%, 01/15/27.............................     204  182,360
CenterPoint Energy Resources Corp.
    4.000%, 04/01/28.............................     200  197,934
Charles Schwab Corp. (The)
    3.200%, 03/02/27.............................     200  191,353
Chevron Corp.
    2.419%, 11/17/20.............................      50   49,686
    2.954%, 05/16/26.............................     800  764,235
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................      50   49,345
Cigna Corp.
    3.250%, 04/15/25.............................     250  235,956
Cincinnati Financial Corp.
    6.920%, 05/15/28.............................     100  123,011
Cisco Systems, Inc.
    2.200%, 02/28/21.............................      50   49,085
Citigroup, Inc.
    3.875%, 10/25/23.............................     380  381,517
CME Group, Inc.
    3.000%, 03/15/25.............................      85   81,969
CMS Energy Corp.
    3.875%, 03/01/24.............................     175  175,284
CNA Financial Corp.
    3.950%, 05/15/24.............................     300  299,735
#   4.500%, 03/01/26.............................      30   30,726
Coca-Cola Co. (The)
    3.150%, 11/15/20.............................      48   48,483
    3.200%, 11/01/23.............................   1,000  997,283
    2.250%, 09/01/26.............................     140  126,692
    2.900%, 05/25/27.............................     400  379,598

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
Colgate-Palmolive Co.
     3.250%, 03/15/24.............................     100 $   99,770
Comcast Corp.
     3.375%, 08/15/25.............................     500    485,447
     3.150%, 03/01/26.............................     200    190,262
Commonwealth Bank of Australia
     2.400%, 11/02/20.............................     250    245,901
##   2.850%, 05/18/26.............................     250    231,524
###  3.150%, 09/19/27.............................     100     93,832
ConocoPhillips Co.
#    3.350%, 11/15/24.............................     300    294,189
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24.............................     300    294,246
Cooperatieve Rabobank UA
     3.875%, 02/08/22.............................      50     50,805
     3.375%, 05/21/25.............................   1,500  1,463,988
Costco Wholesale Corp.
     3.000%, 05/18/27.............................     500    475,390
Credit Suisse AG
     3.625%, 09/09/24.............................     500    495,350
CSX Corp.
     3.700%, 10/30/20.............................      70     70,981
CVS Health Corp.
     2.750%, 12/01/22.............................     200    192,084
     3.875%, 07/20/25.............................      67     65,879
Deere & Co.
#    5.375%, 10/16/29.............................      80     91,095
Deutsche Bank AG
     3.700%, 05/30/24.............................      30     28,588
     4.100%, 01/13/26.............................     200    192,313
Discovery Communications LLC
##   3.500%, 06/15/22.............................      50     49,453
     3.250%, 04/01/23.............................      75     72,590
##   3.900%, 11/15/24.............................     150    146,622
Dollar General Corp.
     3.250%, 04/15/23.............................     100     98,130
     4.150%, 11/01/25.............................     500    504,723
Dominion Energy Gas Holdings LLC
#    2.800%, 11/15/20.............................     250    247,514
Dominion Energy, Inc.
     3.625%, 12/01/24.............................     100     98,343
Dow Chemical Co. (The)
     4.250%, 11/15/20.............................     150    153,606
     3.000%, 11/15/22.............................      30     29,212
     3.500%, 10/01/24.............................     200    195,468
Dr Pepper Snapple Group, Inc.
     3.400%, 11/15/25.............................     250    235,647
DTE Energy Co.
     2.850%, 10/01/26.............................     750    681,009
Duke Energy Corp.
     3.750%, 04/15/24.............................     275    274,086
E*TRADE Financial Corp.
     2.950%, 08/24/22.............................     300    290,623
Eaton Corp.
     4.000%, 11/02/32.............................     400    392,314
Eaton Vance Corp.
     3.500%, 04/06/27.............................   1,000    973,759

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
eBay, Inc.
    2.600%, 07/15/22.............................     175 $168,470
Ecolab, Inc.
#   2.700%, 11/01/26.............................     500  461,098
Electricite de France SA
##  2.350%, 10/13/20.............................      30   29,497
Electronic Arts, Inc.
#   4.800%, 03/01/26.............................     250  262,968
Emerson Electric Co.
    2.625%, 12/01/21.............................     450  443,464
Enbridge, Inc.
#   3.500%, 06/10/24.............................     300  289,940
Enel Finance International NV
##  3.500%, 04/06/28.............................     200  185,057
Energy Transfer Partners L.P.
    4.750%, 01/15/26.............................     200  199,572
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................     200  200,854
EOG Resources, Inc.
    3.150%, 04/01/25.............................     200  191,944
    4.150%, 01/15/26.............................     100  101,800
EQT Corp.
    3.900%, 10/01/27.............................     600  570,806
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................     200  199,348
European Investment Bank
#   3.250%, 01/29/24.............................     100  101,209
Eversource Energy
    2.500%, 03/15/21.............................     100   98,082
Exelon Corp.
    2.850%, 06/15/20.............................     150  148,499
    3.400%, 04/15/26.............................     200  191,104
Express Scripts Holding Co.
    3.900%, 02/15/22.............................      75   75,280
    3.500%, 06/15/24.............................     250  239,418
    3.400%, 03/01/27.............................      56   51,530
Exxon Mobil Corp.
    2.222%, 03/01/21.............................      50   49,184
FedEx Corp.
    2.625%, 08/01/22.............................     100   97,071
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................      63   66,462
Fifth Third Bancorp
#   3.950%, 03/14/28.............................     500  494,745
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................     200  198,190
    4.375%, 08/06/23.............................     200  201,415
GATX Corp.
    3.250%, 09/15/26.............................     100   92,456
General Mills, Inc.
#   3.150%, 12/15/21.............................     200  198,227
    4.200%, 04/17/28.............................     400  393,776
General Motors Co.
    4.200%, 10/01/27.............................     300  287,099
General Motors Financial Co., Inc.
    5.250%, 03/01/26.............................     250  259,899

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Georgia Power Co.
    3.250%, 03/30/27.............................     250 $237,686
Georgia-Pacific LLC
    7.750%, 11/15/29.............................      40   53,532
Goldcorp, Inc.
    3.625%, 06/09/21.............................     190  190,028
Goldman Sachs Group, Inc. (The)
    3.750%, 02/25/26.............................     500  484,049
Halliburton Co.
    3.500%, 08/01/23.............................     200  199,105
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................     585  568,293
Hasbro, Inc.
    3.150%, 05/15/21.............................      97   96,525
    3.500%, 09/15/27.............................     100   92,042
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................     100   97,259
#   2.700%, 04/01/23.............................      75   73,103
Honeywell International, Inc.
    2.500%, 11/01/26.............................     700  640,291
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................     350  357,009
Humana, Inc.
    3.150%, 12/01/22.............................    $400  394,227
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................      75   74,668
    2.300%, 01/14/22.............................     300  288,303
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................     100   98,196
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................     100  100,815
ING Bank NV
##  2.050%, 08/15/21.............................     350  335,358
Intel Corp.
    3.150%, 05/11/27.............................     500  481,671
Inter-American Development Bank
    3.000%, 02/21/24.............................     250  249,000
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................     300  306,420
    3.750%, 12/01/25.............................     250  250,345
International Business Machines Corp.
#   3.300%, 01/27/27.............................     750  728,306
International Paper Co.
    3.800%, 01/15/26.............................      75   73,040
Intesa Sanpaolo SpA
##  3.875%, 07/14/27.............................     500  469,184
ITC Holdings Corp.
    3.650%, 06/15/24.............................     200  197,198
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................     350  362,440
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27.............................     400  398,888
JM Smucker Co. (The)
    3.500%, 03/15/25.............................      70   67,970
JPMorgan Chase & Co.
    3.250%, 09/23/22.............................     150  148,450
    3.875%, 02/01/24.............................     500  502,630
    3.900%, 07/15/25.............................     330  327,938

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
Juniper Networks, Inc.
    4.500%, 03/15/24.............................      200 $203,225
Kellogg Co.
    2.750%, 03/01/23.............................       75   71,824
    3.250%, 04/01/26.............................      200  188,490
    3.400%, 11/15/27.............................      500  469,245
KeyCorp
    5.100%, 03/24/21.............................      100  104,916
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................       50   48,001
Kohl's Corp.
    4.750%, 12/15/23.............................       67   69,007
Kommunalbanken A.S.
    1.750%, 05/28/19.............................      100   99,169
Kommunekredit
    0.0%, 09/08/22............................... EUR  400  480,285
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK4,000  456,346
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................      200  198,950
    3.950%, 07/15/25.............................      200  196,709
Kroger Co. (The)
    7.500%, 04/01/31.............................      250  311,843
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.............................      250  238,582
Legg Mason, Inc.
    4.750%, 03/15/26.............................       30   30,892
Lincoln National Corp.
    3.350%, 03/09/25.............................       75   72,326
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.............................      250  238,909
Loews Corp.
    2.625%, 05/15/23.............................       50   47,921
#   3.750%, 04/01/26.............................      200  198,406
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................       50   51,230
#   3.375%, 09/15/25.............................      125  122,830
    2.500%, 04/15/26.............................      500  457,256
LyondellBasell Industries NV
    6.000%, 11/15/21.............................      200  214,964
    5.750%, 04/15/24.............................      300  325,107
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................      250  247,750
Manitoba, Province of Canada
    1.750%, 05/30/19.............................      100   99,089
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................      300  286,793
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................      100   98,202
Markel Corp.
    5.350%, 06/01/21.............................       30   31,494
Marriott International, Inc.
    2.875%, 03/01/21.............................      200  197,984
    4.000%, 04/15/28.............................      100   97,715
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.............................      300  292,442

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Mastercard, Inc.
#   2.950%, 11/21/26.............................     300 $286,904
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.............................     150  143,738
McDonald's Corp.
    2.750%, 12/09/20.............................      30   29,874
#   2.625%, 01/15/22.............................     300  294,505
#   3.700%, 01/30/26.............................     150  149,572
McKesson Corp.
    3.796%, 03/15/24.............................      75   74,445
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................      48   48,754
Medtronic, Inc.
    3.125%, 03/15/22.............................      50   49,781
MetLife, Inc.
    3.600%, 04/10/24.............................      50   50,004
Microsoft Corp.
    2.400%, 08/08/26.............................     800  734,591
    3.300%, 02/06/27.............................     400  391,334
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................     200  195,301
    2.953%, 02/28/22.............................     400  390,618
Monsanto Co.
    3.375%, 07/15/24.............................     200  193,986
Morgan Stanley
    5.500%, 07/28/21.............................     100  106,250
    3.875%, 04/29/24.............................     350  350,288
Mosaic Co. (The)
#   4.250%, 11/15/23.............................      50   50,083
MPLX L.P.
    4.125%, 03/01/27.............................     200  194,940
Nasdaq, Inc.
    4.250%, 06/01/24.............................     375  378,049
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................     500  478,781
##  3.500%, 01/10/27.............................     250  242,503
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.............................     121  168,308
Nationwide Building Society
##  3.900%, 07/21/25.............................     600  600,074
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27.............................     500  479,861
Noble Energy, Inc.
    4.150%, 12/15/21.............................     200  203,283
Nordstrom, Inc.
#   4.000%, 03/15/27.............................     200  191,785
NRW Bank
    1.875%, 07/01/19.............................     100   99,134
Nutrien, Ltd.
    3.625%, 03/15/24.............................     300  295,722
Nuveen Finance LLC
##  4.125%, 11/01/24.............................      50   50,135
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.............................     500  474,367
Occidental Petroleum Corp.
    3.000%, 02/15/27.............................     300  284,103

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.............................      100 $   98,007
ONEOK, Inc.
    4.000%, 07/13/27.............................      300    291,225
Oracle Corp.
    2.950%, 05/15/25.............................    1,900  1,819,747
    3.250%, 11/15/27.............................    1,750  1,679,303
Pacific Gas & Electric Co.
    2.950%, 03/01/26.............................      250    230,270
Packaging Corp. of America
    4.500%, 11/01/23.............................      500    514,111
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................       51     50,963
##  3.400%, 11/15/26.............................      721    675,884
PepsiCo, Inc.
    2.750%, 03/05/22.............................      100     98,734
Phillips 66
    4.300%, 04/01/22.............................      200    206,960
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................      200    188,596
PNC Bank NA
    3.250%, 06/01/25.............................      250    241,810
PPG Industries, Inc.
    3.750%, 03/15/28.............................       69     68,340
PPL Capital Funding, Inc.
    3.100%, 05/15/26.............................      200    186,016
Praxair, Inc.
    2.200%, 08/15/22.............................       50     47,911
Precision Castparts Corp.
    3.250%, 06/15/25.............................      344    336,197
Principal Financial Group, Inc.
    3.100%, 11/15/26.............................      100     93,684
Province of Ontario Canada
    1.875%, 05/21/20.............................       50     49,046
    3.150%, 06/02/22............................. CAD  340    271,650
Province of Quebec Canada
    3.500%, 07/29/20.............................       35     35,516
    7.500%, 09/15/29.............................      500    681,849
Prudential Financial, Inc.
    4.500%, 11/16/21.............................      100    104,039
#   3.500%, 05/15/24.............................      200    199,258
PSEG Power LLC
    5.125%, 04/15/20.............................       30     31,041
QUALCOMM, Inc.
#   3.450%, 05/20/25.............................       75     71,771
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................      200    194,628
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.............................      100     98,152
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................      300    285,645
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................      400    395,308
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26.............................      200    203,793
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.............................      100    122,078

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................      250 $  251,666
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................      350    346,117
Santander UK P.L.C.
    4.000%, 03/13/24.............................       50     50,444
Sempra Energy
    3.550%, 06/15/24.............................      250    245,987
Shell International Finance BV
    2.125%, 05/11/20.............................      180    177,680
    3.400%, 08/12/23.............................       30     30,087
    3.250%, 05/11/25.............................    1,222  1,201,050
#   2.875%, 05/10/26.............................      450    427,595
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................      100     96,930
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................      200    232,958
Societe Generale SA
##  2.500%, 04/08/21.............................      350    341,182
Solvay Finance America LLC
##  4.450%, 12/03/25.............................      200    204,653
Southern California Edison Co.
    6.650%, 04/01/29.............................       65     78,476
Southern Co. (The)
    1.850%, 07/01/19.............................      300    296,189
    3.250%, 07/01/26.............................      500    469,320
Southern Power Co.
    4.150%, 12/01/25.............................       50     50,530
Southwest Airlines Co.
    3.000%, 11/15/26.............................      250    234,450
Southwest Gas Corp.
    3.700%, 04/01/28.............................      100     99,265
Starbucks Corp.
#   2.100%, 02/04/21.............................      100     97,640
State Street Corp.
    4.375%, 03/07/21.............................       75     77,806
    3.550%, 08/18/25.............................      200    198,752
Statoil ASA
    2.650%, 01/15/24.............................      100     95,992
Stryker Corp.
    2.000%, 03/08/19.............................      180    179,038
    3.375%, 05/15/24.............................      200    197,228
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................       30     29,716
Suncor Energy, Inc.
    3.600%, 12/01/24.............................      200    197,151
SunTrust Bank
    2.450%, 08/01/22.............................      400    383,994
SunTrust Banks, Inc.
#   2.900%, 03/03/21.............................       75     74,228
SVB Financial Group
    5.375%, 09/15/20.............................      100    104,719
Svenska Handelsbanken AB
    0.250%, 02/28/22............................. EUR  880  1,060,299
Sweden Government Bond
    3.500%, 06/01/22............................. SEK8,000  1,052,187

                                                   FACE
                                                  AMOUNT^  VALUE+
                                                  -------  ------
                                                   (000)
Sysco Corp.
    2.600%, 10/01/20.............................      30 $ 29,658
    3.300%, 07/15/26.............................   1,000  954,869
Tapestry, Inc.
    4.250%, 04/01/25.............................     300  294,705
Target Corp.
    2.900%, 01/15/22.............................     270  268,892
    2.500%, 04/15/26.............................      75   68,421
TCI Communications, Inc.
    7.875%, 02/15/26.............................     140  174,981
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................      30   29,867
Telefonica Europe BV
    8.250%, 09/15/30.............................     275  367,127
Thomson Reuters Corp.
    4.300%, 11/23/23.............................     400  404,992
Time Warner, Inc.
    3.550%, 06/01/24.............................     200  195,398
    3.600%, 07/15/25.............................     300  289,745
TJX Cos., Inc. (The)
    2.250%, 09/15/26.............................     750  668,074
Total Capital SA
    2.125%, 08/10/18.............................     100   99,891
Total System Services, Inc.
    4.800%, 04/01/26.............................      30   31,170
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.............................     300  288,588
U.S. Bancorp
    3.700%, 01/30/24.............................      75   75,629
U.S. Bank NA
    2.800%, 01/27/25.............................     750  710,177
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25.............................     200  198,824
UniCredit SpA
##  4.625%, 04/12/27.............................     200  199,813
Unilever Capital Corp.
    2.000%, 07/28/26.............................     100   88,282
Union Pacific Corp.
#   3.750%, 03/15/24.............................     200  202,417
United Parcel Service, Inc.
#   2.450%, 10/01/22.............................     100   96,946
United Technologies Corp.
    7.500%, 09/15/29.............................      40   51,247
Unum Group
    3.000%, 05/15/21.............................     350  344,778
Valero Energy Corp.
    3.400%, 09/15/26.............................     250  238,764
Verizon Communications, Inc.
    5.150%, 09/15/23.............................     300  322,489
    3.376%, 02/15/25.............................     174  168,911
    2.625%, 08/15/26.............................     200  179,413
Viacom, Inc.
#   3.875%, 04/01/24.............................      31   30,348
Visa, Inc.
    3.150%, 12/14/25.............................     375  365,326
Vodafone Group P.L.C.
    7.875%, 02/15/30.............................     200  254,983

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................     450 $   421,719
Walmart, Inc.
#   2.550%, 04/11/23.............................     100      96,979
Walt Disney Co. (The)
    3.150%, 09/17/25.............................     200     196,071
Waste Management, Inc.
    3.500%, 05/15/24.............................      60      59,489
WEC Energy Group, Inc.
    3.550%, 06/15/25.............................     500     490,726
Wells Fargo & Co.
    3.000%, 02/19/25.............................     350     328,543
    3.000%, 04/22/26.............................     150     138,390
Westpac Banking Corp.
    4.875%, 11/19/19.............................     100     102,882
    2.850%, 05/13/26.............................     300     277,928
#   3.350%, 03/08/27.............................     550     525,978
WestRock MWV LLC
    8.200%, 01/15/30.............................     222     297,319
Whirlpool Corp.
    3.700%, 05/01/25.............................     200     196,971
Williams Partners L.P.
    4.000%, 09/15/25.............................     250     242,789
    3.750%, 06/15/27.............................     110     103,371
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................      75      74,980
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................      40      37,893
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.............................     300     288,723
Zoetis, Inc.
    3.000%, 09/12/27.............................     355     328,132
                                                          -----------
TOTAL BONDS......................................          97,827,813
                                                          -----------

U.S. TREASURY OBLIGATIONS -- (25.2%)
U.S. Treasury Bonds
    6.250%, 08/15/23.............................   1,810   2,115,155
    6.000%, 02/15/26.............................   1,000   1,215,000

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
      6.625%, 02/15/27.............................   1,400 $  1,801,953
      6.125%, 11/15/27.............................     750      947,871
      5.250%, 02/15/29.............................   1,870    2,264,453
      6.125%, 08/15/29.............................     945    1,230,899
      6.250%, 05/15/30.............................     430      572,253
      5.375%, 02/15/31.............................   2,510    3,149,364
U.S. Treasury Notes
      2.000%, 07/31/20.............................   2,000    1,976,250
      1.250%, 03/31/21.............................   2,260    2,172,690
      1.125%, 07/31/21.............................   1,800    1,713,234
      1.625%, 08/15/22.............................   2,000    1,908,984
      1.500%, 02/28/23.............................   1,600    1,506,875
      1.500%, 03/31/23.............................   2,430    2,285,529
      1.750%, 05/15/23.............................   1,000      950,547
      1.250%, 07/31/23.............................   2,800    2,585,953
      2.500%, 05/15/24.............................   1,950    1,909,629
      2.250%, 11/15/24.............................   1,500    1,442,285
      2.125%, 05/15/25.............................   2,850    2,706,498
      2.000%, 08/15/25.............................   3,050    2,865,332
      2.250%, 11/15/25.............................   2,000    1,908,047
      1.625%, 02/15/26.............................   1,000      909,023
      1.625%, 05/15/26.............................   2,700    2,446,559
      1.500%, 08/15/26.............................   2,000    1,788,438
      2.250%, 11/15/27.............................   2,750    2,590,264
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           46,963,085
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          178,137,759
                                                            ------------

                                                    SHARES
                                                    ------       -
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund                684,980    7,925,221
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $193,406,336)..............................          $186,062,980
                                                            ============

At April 30, 2018, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                   SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD         COUNTERPARTY                 DATE        (DEPRECIATION)
------------------ -------------- ---------------------------- ------------------ --------------
USD   $1,587,284   SEK 13,260,513 Citibank, N.A.                    07/16/18         $64,102
USD      279,474   CAD    350,540 Citibank, N.A.                    07/17/18           5,969
USD    1,838,347   EUR  1,498,703 State Street Bank and Trust       07/25/18          16,819
                                                                                     -------
                                                               TOTAL APPRECIATION    $86,890
                                                                                     =======

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Agency Obligations............   --    $ 33,346,861   --    $ 33,346,861
    Bonds.........................   --      97,827,813   --      97,827,813
    U.S. Treasury Obligations.....   --      46,963,085   --      46,963,085
    Securities Lending Collateral.   --       7,925,221   --       7,925,221
    Forward Currency Contracts**..   --          86,890   --          86,890
                                     --    ------------   --    ------------
    TOTAL.........................   --    $186,149,870   --    $186,149,870
                                     ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                         ------    -------   ---------------
COMMON STOCKS -- (97.2%)
BRAZIL -- (7.7%)
    Ambev SA ADR........................................  68,222 $   451,630            0.7%
    CCR SA..............................................  57,700     196,989            0.3%
    Cielo SA............................................  39,950     218,954            0.3%
    Embraer SA ADR......................................   6,732     169,781            0.3%
    Localiza Rent a Car SA..............................  23,300     185,498            0.3%
    Lojas Renner SA.....................................  29,500     274,605            0.4%
    Raia Drogasil SA....................................   9,300     182,591            0.3%
    Ultrapar Participacoes SA Sponsored ADR.............  10,567     183,020            0.3%
    Other Securities....................................           3,284,211            4.7%
                                                                 -----------          ------
TOTAL BRAZIL............................................           5,147,279            7.6%
                                                                 -----------          ------

CHILE -- (1.2%)
    Other Securities....................................             785,988            1.2%
                                                                 -----------          ------

CHINA -- (17.3%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........   4,392     784,148            1.2%
*   Baidu, Inc. Sponsored ADR...........................     643     161,329            0.3%
    Bank of China, Ltd. Class H......................... 322,000     174,792            0.3%
    China Construction Bank Corp. Class H............... 657,000     688,312            1.0%
    China Overseas Land & Investment, Ltd...............  50,000     167,532            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 371,000     325,694            0.5%
    NetEase, Inc. ADR...................................     740     190,232            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  33,500     327,342            0.5%
    Tencent Holdings, Ltd...............................  31,000   1,524,049            2.3%
    Other Securities....................................           7,307,813           10.6%
                                                                 -----------          ------
TOTAL CHINA.............................................          11,651,243           17.3%
                                                                 -----------          ------

COLOMBIA -- (0.4%)
    Other Securities....................................             246,313            0.4%
                                                                 -----------          ------

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................              75,889            0.1%
                                                                 -----------          ------

EGYPT -- (0.1%)
    Other Securities....................................              44,185            0.1%
                                                                 -----------          ------

HUNGARY -- (0.4%)
    Other Securities....................................             284,609            0.4%
                                                                 -----------          ------

INDIA -- (13.5%)
    Hindustan Unilever, Ltd.............................   9,007     201,941            0.3%
    Housing Development Finance Corp., Ltd..............   9,592     269,717            0.4%
    Infosys, Ltd........................................  34,351     615,880            0.9%
    Reliance Industries, Ltd............................  22,290     320,403            0.5%
    Tata Consultancy Services, Ltd......................   5,611     295,926            0.5%
*   Tata Motors, Ltd....................................  56,409     285,437            0.4%
    UPL, Ltd............................................  16,546     180,844            0.3%
    Other Securities....................................           6,928,611           10.2%
                                                                 -----------          ------
TOTAL INDIA.............................................           9,098,759           13.5%
                                                                 -----------          ------

INDONESIA -- (2.2%)
    Other Securities....................................           1,447,708            2.1%
                                                                 -----------          ------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                ------    -------   ---------------
MALAYSIA -- (3.3%)
    Genting Bhd................................................ 118,300 $   268,658            0.4%
    Other Securities...........................................           1,935,503            2.9%
                                                                        -----------          ------
TOTAL MALAYSIA.................................................           2,204,161            3.3%
                                                                        -----------          ------

MEXICO -- (3.6%)
    America Movil S.A.B. de C.V. Series L ADR..................  24,942     461,178            0.7%
    Grupo Televisa S.A.B. Series CPO...........................  57,100     204,835            0.3%
    Mexichem S.A.B. de C.V. Series*............................  58,129     181,672            0.3%
    Wal-Mart de Mexico S.A.B. de C.V...........................  63,900     177,670            0.3%
    Other Securities...........................................           1,389,685            2.0%
                                                                        -----------          ------
TOTAL MEXICO...................................................           2,415,040            3.6%
                                                                        -----------          ------

PERU -- (0.2%)
    Other Securities...........................................             156,698            0.2%
                                                                        -----------          ------

PHILIPPINES -- (0.7%)
    Other Securities...........................................             487,096            0.7%
                                                                        -----------          ------

POLAND -- (1.5%)
    Other Securities...........................................           1,017,150            1.5%
                                                                        -----------          ------

RUSSIA -- (0.7%)
    Sberbank of Russia PJSC Sponsored ADR......................  15,924     235,198            0.4%
    Other Securities...........................................             249,086            0.3%
                                                                        -----------          ------
TOTAL RUSSIA...................................................             484,284            0.7%
                                                                        -----------          ------

SOUTH AFRICA -- (5.5%)
    Bid Corp., Ltd.............................................  10,571     243,008            0.4%
    Bidvest Group, Ltd. (The)..................................   9,541     186,900            0.3%
    MTN Group, Ltd.............................................  25,664     257,582            0.4%
    Naspers, Ltd. Class N......................................   1,932     470,673            0.7%
    SPAR Group, Ltd. (The).....................................  12,429     210,581            0.3%
    Other Securities...........................................           2,311,425            3.4%
                                                                        -----------          ------
TOTAL SOUTH AFRICA.............................................           3,680,169            5.5%
                                                                        -----------          ------

SOUTH KOREA -- (17.6%)
*   Celltrion, Inc.............................................     810     203,202            0.3%
    Hana Financial Group, Inc..................................   5,448     242,072            0.4%
    Hyundai Motor Co...........................................   1,233     183,899            0.3%
    LG Electronics, Inc........................................   2,706     256,580            0.4%
    NAVER Corp.................................................     283     188,716            0.3%
    Samsung Electronics Co., Ltd...............................   1,016   2,517,648            3.7%
    Shinhan Financial Group Co., Ltd...........................   4,263     189,817            0.3%
    Other Securities...........................................           8,012,240           11.8%
                                                                        -----------          ------
TOTAL SOUTH KOREA..............................................          11,794,174           17.5%
                                                                        -----------          ------

TAIWAN -- (16.3%)
    Catcher Technology Co., Ltd................................  19,000     210,713            0.3%
    Hon Hai Precision Industry Co., Ltd........................ 147,000     408,863            0.6%
    Largan Precision Co., Ltd..................................   2,000     232,616            0.4%
    Pegatron Corp..............................................  71,000     165,535            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  31,044   1,193,642            1.8%
    Uni-President Enterprises Corp.............................  79,000     190,126            0.3%
    Other Securities...........................................           8,522,380           12.5%
                                                                        -----------          ------
TOTAL TAIWAN...................................................          10,923,875           16.2%
                                                                        -----------          ------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                        SHARES   VALUE++   OF NET ASSETS**
                                        ------   -------   ---------------
        THAILAND -- (3.6%)
             Other Securities..........        $ 2,445,734            3.6%
                                               -----------           -----

        TURKEY -- (1.3%)
             Other Securities..........            862,166            1.3%
                                               -----------           -----
        TOTAL COMMON STOCKS............         65,252,520           96.8%
                                               -----------           -----

        PREFERRED STOCKS -- (2.8%)
        BRAZIL -- (2.5%)
             Banco Bradesco SA ADR..... 46,147     452,238            0.7%
             Itau Unibanco Holding SA.. 51,000     742,610            1.1%
             Other Securities..........            506,193            0.7%
                                               -----------           -----
        TOTAL BRAZIL...................          1,701,041            2.5%
                                               -----------           -----

        CHILE -- (0.2%)
             Other Securities..........            156,158            0.2%
                                               -----------           -----

        COLOMBIA -- (0.1%)
             Other Securities..........             52,906            0.1%
                                               -----------           -----
        TOTAL PREFERRED STOCKS.........          1,910,105            2.8%
                                               -----------           -----
        TOTAL INVESTMENTS -- (100.0%)
          (Cost $68,025,244).........          $67,162,625           99.6%
                                               ===========           =====

At April 30, 2018, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                          NUMBER OF EXPIRATION NOTIONAL  MARKET   APPRECIATION
 DESCRIPTION              CONTRACTS    DATE     VALUE    VALUE   (DEPRECIATION)
 -----------              --------- ---------- -------- -------- --------------
 LONG POSITION CONTRACTS:
 S&P 500(R) Emini Index..     1      06/15/18  $133,602 $132,350    $(1,252)
                                               -------- --------    --------
 TOTAL FUTURES CONTRACTS.                      $133,602 $132,350    $(1,252)
                                               ======== ========    ========

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------
                              LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                            -----------  ----------- ------- -----------
       Common Stocks
         Brazil............ $ 5,147,279           --   --    $ 5,147,279
         Chile.............     148,958  $   637,030   --        785,988
         China.............   2,150,376    9,500,867   --     11,651,243
         Colombia..........     246,313           --   --        246,313
         Czech Republic....          --       75,889   --         75,889
         Egypt.............      44,185           --   --         44,185
         Hungary...........          --      284,609   --        284,609
         India.............     262,556    8,836,203   --      9,098,759
         Indonesia.........     106,275    1,341,433   --      1,447,708
         Malaysia..........          --    2,204,161   --      2,204,161
         Mexico............   2,415,040           --   --      2,415,040
         Peru..............     156,698           --   --        156,698
         Philippines.......      32,988      454,108   --        487,096
         Poland............          --    1,017,150   --      1,017,150
         Russia............     457,852       26,432   --        484,284
         South Africa......     108,870    3,571,299   --      3,680,169
         South Korea.......      70,731   11,723,443   --     11,794,174
         Taiwan............   1,299,059    9,624,816   --     10,923,875
         Thailand..........   2,445,734           --   --      2,445,734
         Turkey............          --      862,166   --        862,166
       Preferred Stocks
         Brazil............   1,701,041           --   --      1,701,041
         Chile.............          --      156,158   --        156,158
         Colombia..........      52,906           --   --         52,906
       Futures Contracts**.      (1,252)          --   --         (1,252)
                            -----------  -----------   --    -----------
       TOTAL............... $16,845,609  $50,315,764   --    $67,161,373
                            ===========  ===========   ==    ===========

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  U.S.            U.S.      INTERNATIONAL
                                                                               SOCIAL CORE   SUSTAINABILITY SUSTAINABILITY
                                                                                EQUITY 2         CORE 1         CORE 1
                                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO*
                                                                              -------------- -------------- --------------
ASSETS:
Investments at Value (including $107,482, $122,360 and $85,406 of
 securities on loan, respectively)........................................... $    1,085,011 $    1,385,719 $      886,191
Temporary Cash Investments at Value & Cost...................................          4,785          6,758             --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $64,421, $67,534 and $81,053).......................................         64,422         67,535         81,056
Foreign Currencies at Value..................................................             --             --          1,235
Cash.........................................................................             --             --          7,111
Receivables:
  Investment Securities Sold.................................................            117             --            941
  Dividends, Interest and Tax Reclaims.......................................            713          1,052          4,289
  Securities Lending Income..................................................             37             42            116
  Fund Shares Sold...........................................................            444          2,060          1,054
Prepaid Expenses and Other Assets............................................             20             25             22
                                                                              -------------- -------------- --------------
     Total Assets............................................................      1,155,549      1,463,191        982,015
                                                                              -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...........................................................              5              5             --
  Upon Return of Securities Loaned...........................................         64,421         67,534         81,057
  Investment Securities Purchased............................................          3,218          3,914          4,094
  Fund Shares Redeemed.......................................................          3,188            885            467
  Due to Advisor.............................................................            223            261            251
Accrued Expenses and Other Liabilities.......................................             80             61            126
                                                                              -------------- -------------- --------------
     Total Liabilities.......................................................         71,135         72,660         85,995
                                                                              -------------- -------------- --------------
NET ASSETS................................................................... $    1,084,414 $    1,390,531 $      896,020
                                                                              ============== ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................     68,060,847     65,853,974     80,683,495
                                                                              ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        15.93 $        21.12 $        11.11
                                                                              ============== ============== ==============
Investments at Cost.......................................................... $      775,181 $    1,015,793 $      729,555
                                                                              ============== ============== ==============
Foreign Currencies at Cost................................................... $           -- $           -- $        1,244
                                                                              ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      763,298 $    1,011,128 $      747,322
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          1,153          1,591          6,342
Accumulated Net Realized Gain (Loss).........................................         10,132          7,885        (14,193)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --             --            (81)
Net Unrealized Appreciation (Depreciation)...................................        309,831        369,927        156,630
                                                                              -------------- -------------- --------------
NET ASSETS................................................................... $    1,084,414 $    1,390,531 $      896,020
                                                                              ============== ============== ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000  1,000,000,000  1,000,000,000
                                                                              ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               INTERNATIONAL     EMERGING          DFA
                                                                                SOCIAL CORE   MARKETS SOCIAL   SOCIAL FIXED
                                                                                  EQUITY       CORE EQUITY        INCOME
                                                                                PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                                              --------------  --------------  --------------
ASSETS:
Investments at Value (including $89,530, $100,346 and $7,743 of
 securities on loan, respectively)........................................... $      982,492  $    1,498,267  $      178,138
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $85,378, $65,705 and $7,925)........................................         85,380          65,707           7,925
Foreign Currencies at Value..................................................            766           4,335              --
Cash.........................................................................          6,352           6,287           5,301
Receivables:
  Investment Securities Sold.................................................          1,171             521              35
  Dividends, Interest and Tax Reclaims.......................................          4,714           1,474           1,576
  Securities Lending Income..................................................            158             256               2
  Fund Shares Sold...........................................................            988             856             164
Unrealized Gain on Forward Currency Contracts................................             --              --              87
Unrealized Gain on Foreign Currency Contracts................................              1              --              --
Prepaid Expenses and Other Assets............................................             30              22              21
                                                                              --------------  --------------  --------------
     Total Assets............................................................      1,082,052       1,577,725         193,249
                                                                              --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................         85,385          65,709           7,926
  Investment Securities Purchased............................................          3,284           7,276           4,585
  Fund Shares Redeemed.......................................................            176             417              12
  Due to Advisor.............................................................            234             583              33
Unrealized Loss on Foreign Currency Contracts................................              1               2              --
Accrued Expenses and Other Liabilities.......................................            160             406              43
                                                                              --------------  --------------  --------------
     Total Liabilities.......................................................         89,240          74,393          12,599
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $      992,812  $    1,503,332  $      180,650
                                                                              ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................     70,374,096     100,404,569      18,960,169
                                                                              ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        14.11  $        14.97  $         9.53
                                                                              ==============  ==============  ==============
Investments at Cost.......................................................... $      834,041  $    1,119,312  $      185,481
                                                                              ==============  ==============  ==============
Foreign Currencies at Cost................................................... $          770  $        4,402  $           --
                                                                              ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      842,432  $    1,186,535  $      188,320
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          6,100             718             232
Accumulated Net Realized Gain (Loss).........................................         (4,080)        (62,801)           (644)
Net Unrealized Foreign Exchange Gain (Loss)..................................            (89)            (10)             85
Net Unrealized Appreciation (Depreciation)...................................        148,449         378,890          (7,343)
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $      992,812  $    1,503,332  $      180,650
                                                                              ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000   1,500,000,000   1,000,000,000
                                                                              ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           EMERGING
                                                                                           MARKETS
                                                                                        SUSTAINABILITY
                                                                                            CORE 1
                                                                                          PORTFOLIO
                                                                                        --------------
ASSETS:
Investments at Value...................................................................  $     67,163
Foreign Currencies at Value............................................................           214
Cash...................................................................................         1,523
Receivables:
  Dividends and Interest...............................................................            64
  Fund Shares Sold.....................................................................            26
Deferred Offering Costs................................................................            11
Prepaid Expenses and Other Assets......................................................             3
                                                                                         ------------
     Total Assets......................................................................        69,004
                                                                                         ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................         1,340
  Fund Shares Redeemed.................................................................           233
  Due to Advisor.......................................................................            26
  Futures Margin Variation.............................................................             1
Unrealized Loss on Foreign Currency Contracts..........................................             1
Accrued Expenses and Other Liabilities.................................................             2
                                                                                         ------------
     Total Liabilities.................................................................         1,603
                                                                                         ------------
NET ASSETS.............................................................................  $     67,401
                                                                                         ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................     6,839,415
                                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       9.85
                                                                                         ============
Investments at Cost....................................................................  $     68,025
                                                                                         ============
Foreign Currencies at Cost.............................................................  $        215
                                                                                         ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $     68,369
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            70
Accumulated Net Realized Gain (Loss)...................................................          (123)
Net Unrealized Foreign Exchange Gain (Loss)............................................           (51)
Net Unrealized Appreciation (Depreciation).............................................          (864)
                                                                                         ------------
NET ASSETS.............................................................................  $     67,401
                                                                                         ============
(1) NUMBER OF SHARES AUTHORIZED........................................................   500,000,000
                                                                                         ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                U.S. SOCIAL      U.S.      INTERNATIONAL
                                                                                   CORE     SUSTAINABILITY SUSTAINABILITY
                                                                                 EQUITY 2       CORE 1         CORE 1
                                                                                PORTFOLIO#    PORTFOLIO#     PORTFOLIO#
                                                                                ----------- -------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $3 and $1,211, respectively).   $ 8,787      $10,402        $11,246
  Income from Securities Lending...............................................       226          250            447
                                                                                  -------      -------        -------
     Total Investment Income...................................................     9,013       10,652         11,693
                                                                                  -------      -------        -------
EXPENSES
  Investment Management Fees...................................................     1,303        1,496          1,246
  Accounting & Transfer Agent Fees.............................................        28           46             39
  Custodian Fees...............................................................         7            8             82
  Filing Fees..................................................................        21           24             16
  Shareholders' Reports........................................................        13           13              8
  Directors'/Trustees' Fees & Expenses.........................................         4            5              3
  Professional Fees............................................................         6            7              6
  Other........................................................................        44           18             19
                                                                                  -------      -------        -------
     Total Expenses............................................................     1,426        1,617          1,419
                                                                                  -------      -------        -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...............................................        --            9            160
  Fees Paid Indirectly (Note C)................................................        --           --             (9)
                                                                                  -------      -------        -------
  Net Expenses.................................................................     1,426        1,626          1,570
                                                                                  -------      -------        -------
  NET INVESTMENT INCOME (LOSS).................................................     7,587        9,026         10,123
                                                                                  -------      -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................................    10,115        7,880          3,668
    Affiliated Investment Companies Shares Sold................................        (2)          (4)            (4)
    Futures....................................................................      (147)          --             74
    Foreign Currency Transactions..............................................        --           --             (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................    21,828       39,520          9,067
    Affiliated Investment Companies Shares.....................................        (4)          (3)             3
    Translation of Foreign Currency Denominated Amounts........................        --           --            (78)
                                                                                  -------      -------        -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................    31,790       47,393         12,725
                                                                                  -------      -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................   $39,377      $56,419        $22,848
                                                                                  =======      =======        =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        INTERNATIONAL    EMERGING
                                                                           SOCIAL     MARKETS SOCIAL  DFA SOCIAL
                                                                         CORE EQUITY   CORE EQUITY   FIXED INCOME
                                                                         PORTFOLIO#     PORTFOLIO#    PORTFOLIO#
                                                                        ------------- -------------- ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,178, $1,490 and $0,
   respectively).......................................................    $12,190       $11,961            --
  Interest.............................................................         --            --       $ 1,963
  Income from Securities Lending.......................................        627         1,273            11
                                                                           -------       -------       -------
     Total Investment Income...........................................     12,817        13,234         1,974
                                                                           -------       -------       -------
EXPENSES
  Investment Management Fees...........................................      1,319         3,448           157
  Accounting & Transfer Agent Fees.....................................         29            44             6
  Custodian Fees.......................................................        110           337             1
  Filing Fees..........................................................         22            15            15
  Shareholders' Reports................................................         12            15             6
  Directors'/Trustees' Fees & Expenses.................................          3             6             1
  Professional Fees....................................................          6            29             1
  Other................................................................         27            57             7
                                                                           -------       -------       -------
     Total Expenses....................................................      1,528         3,951           194
                                                                           -------       -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         --            --            18
  Fees Paid Indirectly (Note C)........................................        (13)           (8)           --
                                                                           -------       -------       -------
  Net Expenses.........................................................      1,515         3,943           212
                                                                           -------       -------       -------
  NET INVESTMENT INCOME (LOSS).........................................     11,302         9,291         1,762
                                                                           -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................      2,800        10,871          (185)
    Affiliated Investment Companies Shares Sold........................         (6)           (5)           (2)
    Futures............................................................       (380)          361            --
    Foreign Currency Transactions......................................         49           (16)           --
    Forward Currency Contracts.........................................         --            --            (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     19,895        42,482        (6,265)
    Affiliated Investment Companies Shares.............................         --             1            --
    Translation of Foreign Currency Denominated Amounts................        (85)           (6)           (1)
    Forward Currency Contracts.........................................         --            --            60
                                                                           -------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     22,273        53,688        (6,394)
                                                                           -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $33,575       $62,979       $(4,632)
                                                                           =======       =======       =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING
                                                                    MARKETS
                                                                 SUSTAINABILITY
                                                                     CORE 1
                                                                  PORTFOLIO(A)
                                                                 --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14)..............    $   108
                                                                    -------
     Total Investment Income....................................        108
                                                                    -------
EXPENSES
  Investment Management Fees....................................         30
  Accounting & Transfer Agent Fees..............................          1
  Custodian Fees................................................          1
  Organizational & Offering Costs...............................          5
  Other.........................................................          1
                                                                    -------
     Total Expenses.............................................         38
                                                                    -------
  Net Expenses..................................................         38
                                                                    -------
  NET INVESTMENT INCOME (LOSS)..................................         70
                                                                    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................          2
    Futures.....................................................        (24)
    Foreign Currency Transactions...............................       (100)
    Forward Currency Contracts..................................         (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       (863)
    Futures.....................................................         (1)
    Translation of Foreign Currency Denominated Amounts.........        (51)
                                                                    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................     (1,038)
                                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.    $  (968)
                                                                    =======

----------
**Net of foreign capital gain taxes withheld of $0.
(a)The Portfolio commenced operations on March 27, 2018.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                        INTERNATIONAL
                                                        U.S. SOCIAL CORE      U.S. SUSTAINABILITY       SUSTAINABILITY
                                                       EQUITY 2 PORTFOLIO      CORE 1 PORTFOLIO        CORE 1 PORTFOLIO
                                                     ---------------------  ----------------------  ---------------------
                                                     SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                        ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                      APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018        2017       2018        2017        2018        2017
                                                     ----------- ---------  ----------- ----------  ----------- ---------
                                                     (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $    7,587  $  12,498  $    9,026  $   14,911   $ 10,123   $  15,917
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................     10,115     12,091       7,880      12,099      3,668         110
    Affiliated Investment Companies Shares
     Sold...........................................         (2)         1          (4)          2         (4)         (1)
    Futures.........................................       (147)        --          --         192         74           1
    Foreign Currency Transactions...................         --         --          --          --         (5)        (86)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......     21,828    156,516      39,520     187,064      9,067     129,515
    Affiliated Investment Companies Shares
     Sold...........................................         (4)       (11)         (3)        (10)         3          (4)
    Translation of Foreign Currency Denominated
     Amounts........................................         --         --          --          --        (78)         40
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     39,377    181,095      56,419     214,258     22,848     145,492
                                                     ----------  ---------  ----------  ----------   --------   ---------
Distributions From:
  Net Investment Income.............................     (6,895)   (12,378)     (8,120)    (15,082)    (5,227)    (15,275)
  Net Long-Term Gains...............................    (11,680)    (7,378)    (12,017)     (7,062)        --          --
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Total Distributions............................    (18,575)   (19,756)    (20,137)    (22,144)    (5,227)    (15,275)
                                                     ----------  ---------  ----------  ----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued.....................................    182,225    262,707     240,625     370,948    160,140     214,498
  Shares Issued in Lieu of Cash Distributions.......     17,344     18,338      19,557      21,620      4,459      13,007
  Shares Redeemed...................................   (104,575)  (160,468)    (99,117)   (141,352)   (60,200)   (103,863)
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     94,994    120,577     161,065     251,216    104,399     123,642
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Total Increase (Decrease) in Net Assets........    115,796    281,916     197,347     443,330    122,020     253,859
NET ASSETS
  Beginning of Period...............................    968,618    686,702   1,193,184     749,854    774,000     520,141
                                                     ----------  ---------  ----------  ----------   --------   ---------
  End of Period..................................... $1,084,414  $ 968,618  $1,390,531  $1,193,184   $896,020   $ 774,000
                                                     ==========  =========  ==========  ==========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     11,296     18,392      11,283      19,847     14,451      22,006
  Shares Issued in Lieu of Cash Distributions.......      1,090      1,276         930       1,158        412       1,312
  Shares Redeemed...................................     (6,515)   (11,253)     (4,656)     (7,501)    (5,450)    (10,816)
                                                     ----------  ---------  ----------  ----------   --------   ---------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................      5,871      8,415       7,557      13,504      9,413      12,502
                                                     ==========  =========  ==========  ==========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,153  $     461  $    1,591  $      685   $  6,342   $   1,446

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         INTERNATIONAL         EMERGING MARKETS              DFA
                                                          SOCIAL CORE             SOCIAL CORE           SOCIAL FIXED
                                                        EQUITY PORTFOLIO       EQUITY PORTFOLIO       INCOME PORTFOLIO
                                                     ---------------------  ----------------------  --------------------
                                                     SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                                        ENDED      ENDED       ENDED      ENDED        ENDED     ENDED
                                                      APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,
                                                        2018        2017       2018        2017        2018       2017
                                                     ----------- ---------  ----------- ----------  ----------- --------
                                                     (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................  $ 11,302   $  17,451  $    9,291  $   25,539   $  1,762   $  1,915
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................     2,800      (2,552)     10,871       6,746       (185)      (442)
    Affiliated Investment Companies Shares
     Sold...........................................        (6)         (2)         (5)         (1)        (2)        --
    Futures.........................................      (380)        157         361           3         --         --
    Foreign Currency Transactions...................        49         (42)        (16)         50         --         --
    Forward Currency Contracts......................        --          --          --          --         (1)       (58)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency......    19,895     142,427      42,482     254,476     (6,265)      (428)
    Affiliated Investment Companies Shares
     Sold...........................................        --          (4)          1          (5)        --         --
    Translation of Foreign Currency Denominated
     Amounts........................................       (85)         41          (6)        (24)        (1)        (1)
    Forward Currency Contracts......................        --          --          --          --         60         27
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    33,575     157,476      62,979     286,784     (4,632)     1,013
                                                      --------   ---------  ----------  ----------   --------   --------
Distributions From:
  Net Investment Income.............................    (6,992)    (17,057)     (8,832)    (25,771)    (1,667)    (1,771)
  Net Short-Term Gains..............................        --          --          --          --         --        (33)
                                                      --------   ---------  ----------  ----------   --------   --------
     Total Distributions............................    (6,992)    (17,057)     (8,832)    (25,771)    (1,667)    (1,804)
                                                      --------   ---------  ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................   200,491     243,671     214,094     238,716     63,688     47,232
  Shares Issued in Lieu of Cash Distributions.......     6,536      16,073       7,821      22,914      1,662      1,800
  Shares Redeemed...................................   (69,714)   (117,960)   (134,652)   (237,648)    (4,435)    (5,906)
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   137,313     141,784      87,263      23,982     60,915     43,126
                                                      --------   ---------  ----------  ----------   --------   --------
     Total Increase (Decrease) in Net Assets........   163,896     282,203     141,410     284,995     54,616     42,335
NET ASSETS
  Beginning of Period...............................   828,916     546,713   1,361,922   1,076,927    126,034     83,699
                                                      --------   ---------  ----------  ----------   --------   --------
  End of Period.....................................  $992,812   $ 828,916  $1,503,332  $1,361,922   $180,650   $126,034
                                                      ========   =========  ==========  ==========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................    14,299      19,691      14,175      19,064      6,520      4,784
  Shares Issued in Lieu of Cash Distributions.......       480       1,296         543       1,762        171        183
  Shares Redeemed...................................    (4,941)     (9,544)     (8,849)    (17,864)      (456)      (600)
                                                      --------   ---------  ----------  ----------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     9,838      11,443       5,869       2,962      6,235      4,367
                                                      ========   =========  ==========  ==========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................  $  6,100   $   1,790  $      718  $      259   $    232   $    137

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   EMERGING
                                                                   MARKETS
                                                                SUSTAINABILITY
                                                                    CORE 1
                                                                  PORTFOLIO
                                                                --------------
                                                                    PERIOD
                                                                   MAR. 27,
                                                                  2018(A) TO
                                                                  APRIL 30,
                                                                     2018
                                                                --------------
                                                                 (UNAUDITED)
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net Investment Income (Loss)................................    $    70
   Net Realized Gain (Loss) on:
     Investment Securities Sold*...............................          2
     Futures...................................................        (24)
     Foreign Currency Transactions.............................       (100)
     Forward Currency Contracts................................         (1)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency................       (863)
     Futures...................................................         (1)
     Translation of Foreign Currency Denominated
      Amounts..................................................        (51)
                                                                   -------
      Net Increase (Decrease) in Net Assets Resulting from
       Operations..............................................       (968)
                                                                   -------
 Capital Share Transactions (1):
   Shares Issued...............................................     68,769
   Shares Redeemed.............................................       (400)
                                                                   -------
      Net Increase (Decrease) from Capital Share
       Transactions............................................     68,369
                                                                   -------
      Total Increase (Decrease) in Net Assets..................     67,401
 NET ASSETS
   Beginning of Period.........................................         --
                                                                   -------
   End of Period...............................................    $67,401
                                                                   =======
 (1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................................      6,041
   Shares Redeemed.............................................         (1)
                                                                   -------
      Net Increase (Decrease) from Shares Issued and
       Redeemed................................................      6,040
                                                                   =======
 UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)                                 $    70

----------
* Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                       ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                       2018         2017      2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    15.58     $  12.77  $  12.79  $  13.18  $  12.10  $   9.31
                                                   ----------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.12         0.22      0.22      0.21      0.19      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.53         2.93      0.19     (0.15)     1.29      2.87
                                                   ----------     --------  --------  --------  --------  --------
   Total from Investment Operations...............       0.65         3.15      0.41      0.06      1.48      3.05
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.11)       (0.21)    (0.21)    (0.20)    (0.17)    (0.17)
  Net Realized Gains..............................      (0.19)       (0.13)    (0.22)    (0.25)    (0.23)    (0.09)
                                                   ----------     --------  --------  --------  --------  --------
   Total Distributions............................      (0.30)       (0.34)    (0.43)    (0.45)    (0.40)    (0.26)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    15.93     $  15.58  $  12.77  $  12.79  $  13.18  $  12.10
=================================================  ===========    ========  ========  ========  ========  ========
Total Return......................................       4.13%(C)    24.99%     3.40%     0.52%    12.50%    33.47%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,084,414     $968,618  $686,702  $606,523  $510,366  $411,025
Ratio of Expenses to Average Net Assets...........       0.27%(D)     0.28%     0.28%     0.29%     0.28%     0.30%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).....................................       0.27%(D)     0.28%     0.28%     0.29%     0.28%     0.30%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.46%(D)     1.49%     1.80%     1.60%     1.47%     1.64%
Portfolio Turnover Rate...........................          5%(C)       10%       17%       16%       11%       12%
--------------------------------------------------------------------------------------------------------------------

                                                                  U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                                   -----------------------------------------------------------------
                                                    SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                       ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                     APRIL 30,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                       2018          2017       2016      2015      2014      2013
---------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    20.47     $    16.74  $  16.65  $  16.63  $  14.81  $  11.43
                                                   ----------     ----------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.15           0.28      0.28      0.26      0.23      0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.83           3.89      0.24      0.23      1.91      3.44
                                                   ----------     ----------  --------  --------  --------  --------
   Total from Investment Operations...............       0.98           4.17      0.52      0.49      2.14      3.65
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.13)         (0.29)    (0.26)    (0.25)    (0.21)    (0.22)
  Net Realized Gains..............................      (0.20)         (0.15)    (0.17)    (0.22)    (0.11)    (0.05)
                                                   ----------     ----------  --------  --------  --------  --------
   Total Distributions............................      (0.33)         (0.44)    (0.43)    (0.47)    (0.32)    (0.27)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    21.12     $    20.47  $  16.74  $  16.65  $  16.63  $  14.81
=================================================  ===========    ==========  ========  ========  ========  ========
Total Return......................................       4.83%(C)      25.18%     3.21%     3.08%    14.66%    32.40%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,390,531     $1,193,184  $749,854  $540,607  $426,547  $297,661
Ratio of Expenses to Average Net Assets...........       0.25%(D)       0.25%     0.27%     0.32%     0.32%     0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and (Fees Paid
 Indirectly)).....................................       0.25%(D)       0.27%     0.32%     0.32%     0.32%     0.33%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.39%(D)       1.50%     1.69%     1.56%     1.44%     1.61%
Portfolio Turnover Rate...........................          2%(C)          5%       26%       11%        7%        2%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                                               -----------------------------------------------------------------  -------------

                                               SIX MONTHS      YEAR       YEAR       YEAR       YEAR      YEAR    SIX MONTHS
                                                  ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED
                                                APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   APRIL 30,
                                                  2018         2017       2016       2015       2014      2013       2018
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                                                        (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.86     $   8.85  $   9.14   $   9.46   $   9.79   $   7.89   $  13.69
                                                --------     --------  --------   --------   --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.13         0.25      0.23       0.23       0.30       0.23       0.17
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.19         2.00     (0.30)     (0.33)     (0.33)      1.90       0.36
                                                --------     --------  --------   --------   --------   --------   --------
   Total from Investment Operations...........      0.32         2.25     (0.07)     (0.10)     (0.03)      2.13       0.53
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.07)       (0.24)    (0.22)     (0.22)     (0.28)     (0.23)     (0.11)
  Net Realized Gains..........................        --           --        --         --      (0.02)        --         --
                                                --------     --------  --------   --------   --------   --------   --------
   Total Distributions........................     (0.07)       (0.24)    (0.22)     (0.22)     (0.30)     (0.23)     (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  11.11     $  10.86  $   8.85   $   9.14   $   9.46   $   9.79   $  14.11
============================================== ===========   ========  ========   ========   ========   ========  ===========
Total Return..................................      2.98%(C)    25.66%    (0.74)%    (1.09)%    (0.43)%    27.38%      3.91%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $896,020     $774,000  $520,141   $401,049   $327,847   $206,602   $992,812
Ratio of Expenses to Average Net Assets.......      0.38%(D)     0.39%     0.44%      0.48%      0.49%      0.52%      0.34%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid
 Indirectly)).................................      0.34%(D)     0.39%     0.50%      0.48%      0.49%      0.50%      0.34%(D)
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.44%(D)     2.51%     2.64%      2.46%      2.98%      2.57%      2.48%(D)
Portfolio Turnover Rate.......................         3%(C)       10%       24%         8%         3%         2%         3%(C)
--------------------------------------------------------------------------------------------------------------------------------

                                                 INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                               ----------------------------------------------------
                                                                                             PERIOD
                                                 YEAR      YEAR       YEAR       YEAR       NOV. 1,
                                                ENDED     ENDED      ENDED      ENDED      2012(A) TO
                                               OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,     OCT. 31,
                                                 2017      2016       2015       2014         2013
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  11.14  $  11.23  $  11.76   $  12.30    $  10.00
                                               --------  --------  --------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.32      0.31      0.30       0.35        0.27
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     2.54     (0.11)    (0.50)     (0.50)       2.27
                                               --------  --------  --------   --------    --------
   Total from Investment Operations...........     2.86      0.20     (0.20)     (0.15)       2.54
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.31)    (0.29)    (0.28)     (0.35)      (0.24)
  Net Realized Gains..........................       --        --     (0.05)     (0.04)         --
                                               --------  --------  --------   --------    --------
   Total Distributions........................    (0.31)    (0.29)    (0.33)     (0.39)      (0.24)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  13.69  $  11.14  $  11.23   $  11.76    $  12.30
============================================== ========  ========  ========   ========   ==========
Total Return..................................    25.98%     1.94%    (1.67)%    (1.40)%     25.81%(C)
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $828,916  $546,713  $424,398   $306,772    $148,856
Ratio of Expenses to Average Net Assets.......     0.38%     0.45%     0.46%      0.53%       0.60%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and (Fees Paid
 Indirectly)).................................     0.38%     0.45%     0.46%      0.50%       0.68%(B)(D)
Ratio of Net Investment Income to Average Net
 Assets.......................................     2.58%     2.84%     2.58%      2.78%       2.44%(B)(D)
Portfolio Turnover Rate.......................       11%        8%        7%         5%         14%(C)
---------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                --------------------------------------------------------------------

                                 SIX MONTHS       YEAR        YEAR        YEAR      YEAR      YEAR
                                    ENDED        ENDED       ENDED       ENDED     ENDED     ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                    2018          2017        2016        2015      2014      2013
------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    14.41     $    11.76  $    10.64  $  12.80   $  12.92  $  12.55
                                ----------     ----------  ----------  --------   --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.09           0.26        0.23      0.24       0.26      0.24
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.56           2.65        1.12     (2.16)     (0.13)     0.72
                                ----------     ----------  ----------  --------   --------  --------
   Total from Investment
    Operations.................       0.65           2.91        1.35     (1.92)      0.13      0.96
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.09)         (0.26)      (0.23)    (0.24)     (0.25)    (0.23)
 Net Realized Gains............         --             --          --        --         --     (0.36)
                                ----------     ----------  ----------  --------   --------  --------
   Total Distributions.........      (0.09)         (0.26)      (0.23)    (0.24)     (0.25)    (0.59)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    14.97     $    14.41  $    11.76  $  10.64   $  12.80  $  12.92
==============================  ===========    ==========  ==========  ========   ========  ========
Total Return...................       4.55%(C)      25.04%      12.87%   (15.07)%     0.98%     7.74%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,503,332     $1,361,922  $1,076,927  $959,946   $903,396  $764,187
Ratio of Expenses to Average
 Net Assets....................       0.54%(D)       0.57%       0.63%     0.65%      0.63%     0.66%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......       0.54%(D)       0.57%       0.64%     0.65%      0.63%     0.66%
Ratio of Net Investment
 Income to Average Net Assets..       1.27%(D)       2.06%       2.13%     2.02%      2.04%     1.94%
Portfolio Turnover Rate........          5%(C)         14%         12%       11%        10%        2%
------------------------------------------------------------------------------------------------------

                                   DFA SOCIAL FIXED INCOME PORTFOLIO
                                ---------------------------------
                                                             PERIOD
                                 SIX MONTHS      YEAR       APRIL 5,
                                    ENDED       ENDED      2016(A) TO
                                  APRIL 30,    OCT. 31,     OCT. 31,
                                    2018         2017         2016
------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $   9.90      $  10.01   $ 10.00
                                 --------      --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.11          0.19      0.09
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.38)        (0.12)    (0.02)
                                 --------      --------   -------
   Total from Investment
    Operations.................     (0.27)         0.07      0.07
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.10)        (0.18)    (0.06)
 Net Realized Gains............        --            --        --
                                 --------      --------   -------
   Total Distributions.........     (0.10)        (0.18)    (0.06)
------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.53      $   9.90   $ 10.01
==============================  ===========    ========  ==========
Total Return...................     (2.74)%(C)     0.73%     0.75%(C)
------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $180,650      $126,034   $83,699
Ratio of Expenses to Average
 Net Assets....................      0.27%(D)      0.27%     0.26%(B)(D)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 (Fees Paid Indirectly)).......      0.25%(D)      0.29%     0.56%(B)(D)
Ratio of Net Investment
 Income to Average Net Assets..      2.25%(D)      1.95%     1.58%(B)(D)
Portfolio Turnover Rate........         4%(C)        24%       47%(C)
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               EMERGING MARKETS
                                                                SUSTAINABILITY
                                                               CORE 1 PORTFOLIO
                                                               ----------------
                                                                    PERIOD
                                                                   MAR. 27,
                                                                  2018(A) TO
                                                                  APRIL 30,
                                                                     2018
 ------------------------------------------------------------------------------
                                                                 (UNAUDITED)
 Net Asset Value, Beginning of Period.........................     $ 10.00
                                                                   -------
 Income from Investment Operations
 ---------------------------------
   Net Investment Income (Loss) (A)...........................          --
   Net Gains (Losses) on Securities (Realized and Unrealized).       (0.15)
                                                                   -------
    Total from Investment Operations..........................       (0.15)
 ------------------------------------------------------------------------------
 Less Distributions
 ------------------
   Net Investment Income......................................          --
   Net Realized Gains.........................................          --
                                                                   -------
    Total Distributions.......................................          --
 ------------------------------------------------------------------------------
 Net Asset Value, End of Period...............................     $  9.85
 ============================================================= ================
 Total Return.................................................       (1.50)%(C)
 ------------------------------------------------------------------------------
 Net Assets, End of Period (thousands)........................     $67,401
 Ratio of Expenses to Average Net Assets......................        0.65%(D)
 Ratio of Net Investment Income to Average Net Assets.........        1.18%(D)
 Portfolio Turnover Rate......................................           0%(C)
 ------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, seven of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the "Portfolios"), are included in this report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            U.S. Social Core Equity 2 Portfolio.............. 0.25%
            U.S. Sustainability Core 1 Portfolio............. 0.23%
            International Sustainability Core 1 Portfolio.... 0.30%
            International Social Core Equity Portfolio....... 0.29%
            Emerging Markets Social Core Equity Portfolio.... 0.47%
            DFA Social Fixed Income Portfolio................ 0.20%
            Emerging Markets Sustainability Core 1 Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios described below will remain in effect through February 28, 2019 and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                                               NET WAIVED
                                                             RECOVERY       PREVIOUSLY       FEES/EXPENSES
                                                           OF PREVIOUSLY   WAIVED FEES/    ASSUMED (RECOVERED
                                                 EXPENSE   WAIVED FEES/  EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                                LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                        AMOUNT      ASSUMED        RECOVERY           ASSUMED)
--------------------------                      ---------- ------------- ----------------- ------------------
U.S. Social Core Equity 2 Portfolio (1)........    0.60%         --              --                 --
U.S. Sustainability Core 1 Portfolio (2).......    0.25%       $ 11            $520              $  (9)
International Sustainability Core 1
  Portfolio (2)................................    0.38%        160              88               (160)
International Social Core Equity Portfolio (2).    0.38%         --              --                 --
Emerging Markets Social Core Equity
  Portfolio (2)................................    0.57%         --              --                 --
DFA Social Fixed Income Portfolio (2)..........    0.27%         19              68                (18)
Emerging Markets Sustainability Core 1
  Portfolio (3)................................    0.65%         --              --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the U.S. Social Core Equity 2 Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the

Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified above. Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money markets funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
           -                                              ----------
           International Sustainability Core 1 Portfolio.    $ 9
           International Social Core Equity Portfolio....     13
           Emerging Markets Social Core Equity Portfolio.      8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             U.S. Social Core Equity 2 Portfolio.............. $15
             U.S. Sustainability Core 1 Portfolio.............  16
             International Sustainability Core 1 Portfolio....  11
             International Social Core Equity Portfolio.......   9
             Emerging Markets Social Core Equity Portfolio....  33
             DFA Social Fixed Income Portfolio................   1
             Emerging Markets Sustainability Core 1 Portfolio.  --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                  U.S. GOVERNMENT  OTHER INVESTMENT
                                                     SECURITIES       SECURITIES
-                                                 ---------------- -----------------
                                                  PURCHASES SALES  PURCHASES  SALES
-                                                 --------- ------ --------- -------
U.S. Social Core Equity 2 Portfolio..............       --      -- $150,047  $53,231
U.S. Sustainability Core 1 Portfolio.............       --      --  187,247   30,998
International Sustainability Core 1 Portfolio....       --      --  130,287   23,667
International Social Core Equity Portfolio.......       --      --  164,093   24,371
Emerging Markets Social Core Equity Portfolio....       --      --  161,574   75,067
DFA Social Fixed Income Portfolio................  $26,976  $2,159   40,012    4,362
Emerging Markets Sustainability Core 1 Portfolio.       --      --   68,049       25

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                      NET                                                     CAPITAL
                                                   REALIZED                                      DIVIDEND      GAIN
                                                  GAIN/(LOSS)                                     INCOME   DISTRIBUTIONS
                                                  ON SALES OF   CHANGE IN                          FROM        FROM
                                                  AFFILIATED   UNREALIZED               SHARES  AFFILIATED  AFFILIATED
                  BALANCE AT PURCHASES  PROCEEDS  INVESTMENT  APPRECIATION/ BALANCE AT  AS OF   INVESTMENT  INVESTMENT
                   10/31/17   AT COST  FROM SALES  COMPANIES  DEPRECIATION   04/30/18  04/30/18 COMPANIES    COMPANIES
                  ---------- --------- ---------- ----------- ------------- ---------- -------- ---------- -------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
DFA Short Term
 Investment Fund.  $77,069   $ 81,911   $ 94,552      $(2)         $(4)      $64,422    5,568       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $77,069   $ 81,911   $ 94,552      $(2)         $(4)      $64,422    5,568       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
DFA Short Term
 Investment Fund.  $74,082   $126,187   $132,727      $(4)         $(3)      $67,535    5,837       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $74,082   $126,187   $132,727      $(4)         $(3)      $67,535    5,837       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
DFA Short Term
 Investment Fund.  $44,505   $175,201   $138,649      $(4)         $ 3       $81,056    7,006       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $44,505   $175,201   $138,649      $(4)         $ 3       $81,056    7,006       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.  $53,911   $135,627   $104,152      $(6)          --       $85,380    7,379       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $53,911   $135,627   $104,152      $(6)          --       $85,380    7,379       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.  $42,595   $209,424   $186,308      $(5)         $ 1       $65,707    5,679       --          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $42,595   $209,424   $186,308      $(5)         $ 1       $65,707    5,679       --          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

DFA SOCIAL FIXED INCOME PORTFOLIO
DFA Short Term
 Investment Fund.  $   356   $ 34,118   $ 26,547      $(2)          --       $ 7,925      685      $77          --
                   -------   --------   --------      ---          ---       -------    -----      ---          --
TOTAL              $   356   $ 34,118   $ 26,547      $(2)          --       $ 7,925      685      $77          --
                   =======   ========   ========      ===          ===       =======    =====      ===          ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........     $  824          $(456)         $(368)
U.S. Sustainability Core 1 Portfolio..........        778           (493)          (285)
International Sustainability Core 1 Portfolio.        481           (409)           (72)
International Social Core Equity Portfolio....        573           (246)          (327)
Emerging Markets Social Core Equity Portfolio.      1,244           (759)          (485)
DFA Social Fixed Income Portfolio.............         --            (58)            58

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2016..........................................    $10,502        $10,434    $20,936
2017..........................................     12,378          7,378     19,756
U.S. Sustainability Core 1 Portfolio
2016..........................................     10,043          5,718     15,761
2017..........................................     15,082          7,062     22,144
International Sustainability Core 1 Portfolio
2016..........................................     10,814             --     10,814
2017..........................................     15,275             --     15,275
International Social Core Equity Portfolio
2016..........................................     12,707             --     12,707
2017..........................................     17,057             --     17,057
Emerging Markets Social Core Equity Portfolio
2016..........................................     20,974             --     20,974
2017..........................................     25,771             --     25,771
DFA Social Fixed Income Portfolio
2016..........................................        323             --        323
2017..........................................      1,803             --      1,803

   The Emerging Markets Sustainability Core 1 Portfolio commenced operations on March 27, 2018, and did not pay any distributions for the years ended October 31, 2016 and October 31, 2017. At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND   LONG-TERM
                                                 SHORT-TERM    CAPITAL
                                               CAPITAL GAINS    GAINS    TOTAL
                                               -------------- --------- -------
U.S. Social Core Equity 2 Portfolio...........    $  (419)      $(405)  $  (824)
U.S. Sustainability Core 1 Portfolio..........       (425)       (353)     (778)
International Sustainability Core 1 Portfolio.       (481)         --      (481)
International Social Core Equity Portfolio....       (573)         --      (573)
Emerging Markets Social Core Equity Portfolio.     (1,244)         --    (1,244)
DFA Social Fixed Income Portfolio                      --          --        --

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio..     $  506        $11,680            --       $288,141      $300,327
U.S. Sustainability Core 1 Portfolio.        746         12,017            --        330,372       343,135
International Sustainability Core 1
  Portfolio..........................      3,857             --      $(17,635)       144,872       131,094
International Social Core Equity
  Portfolio..........................      5,182             --        (6,359)       124,985       123,808
Emerging Markets Social Core Equity
  Portfolio..........................      6,519             --       (73,231)       329,397       262,685
DFA Social Fixed Income Portfolio....        164             --          (444)        (1,090)       (1,370)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $17,635  $17,635
        International Social Core Equity Portfolio....    6,359    6,359
        Emerging Markets Social Core Equity Portfolio.   73,231   73,231
        DFA Social Fixed Income Portfolio.............      444      444

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Emerging Markets Social Core Equity Portfolio. $6,299

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                                  FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                  TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                  --------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio..............   844,252   337,290      (27,324)      309,966
U.S. Sustainability Core 1 Portfolio............. 1,090,123   396,182      (26,293)      369,889
International Sustainability Core 1 Portfolio....   813,300   186,687      (32,740)      153,947
International Social Core Equity Portfolio.......   922,988   189,478      (44,594)      144,884
Emerging Markets Social Core Equity Portfolio.... 1,192,027   469,137      (97,189)      371,948
DFA Social Fixed Income Portfolio................   193,445        94       (7,389)       (7,295)
Emerging Markets Sustainability Core 1 Portfolio.    68,025     1,838       (2,702)         (864)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. FUTURES CONTRACTS: The Domestic Equity Portfolios and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Domestic Equity Portfolios and the International Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Domestic Equity Portfolios and the International Equity Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Domestic Equity Portfolios and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Domestic Equity Portfolios and the International Equity Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Domestic Equity Portfolios and the International Equity Portfolios could lose more than the initial margin requirements.

   The Domestic Equity Portfolios and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The Emerging Markets Social Core Equity Portfolio may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. Such Portfolio may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, such portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                         FORWARD
                                                        CURRENCY
                                                        CONTRACTS FUTURES
                                                        --------- -------
      U.S. Social Core Equity 2 Portfolio..............      --    2,168
      International Sustainability Core 1 Portfolio....      --      384
      DFA Social Fixed Income Portfolio................   3,312       --
      Emerging Markets Sustainability Core 1 Portfolio.      --      132

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2018:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                        -----------------------------------
                                         TOTAL VALUE    FORWARD
                                              AT       CURRENCY    EQUITY
                                        APRIL 30, 2018 CONTRACTS CONTRACTS*
                                        -------------- --------- ----------
     DFA Social Fixed Income Portfolio.      $87          $87        --


                                                      LIABILITY DERIVATIVES VALUE
                                                  ----------------------------------
                                                   TOTAL VALUE    FORWARD
                                                        AT       CURRENCY    EQUITY
                                                  APRIL 30, 2018 CONTRACTS CONTRACTS*
                                                  -------------- --------- ----------
Emerging Markets Sustainability Core 1 Portfolio.      $(1)         --        $(1)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statement of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

                                         LOCATION OF GAIN (LOSS)
             DERIVATIVE TYPE                  ON DERIVATIVES
             ---------------             ------------------------
             Forward currency contracts  Net Realized Gain (Loss)
                                           on: Forward Currency
                                           Contracts Change in
                                           Unrealized
                                           Appreciation
                                           (Depreciation)
                                           of: Forward Currency
                                           Contracts

             Equity contracts            Net Realized Gain (Loss)
                                           on: Futures Change in
                                           Unrealized
                                           Appreciation
                                           (Depreciation) of:
                                           Futures

   The following is a summary of the location of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                     -----------------------------
                                                               FORWARD
                                                              CURRENCY    EQUITY
                                                     TOTAL    CONTRACTS  CONTRACTS
                                                     -----    ---------  ---------
 U.S. Social Core Equity 2 Portfolio*............... $(147)       --       $(147)
 International Sustainability Core 1 Portfolio*.....    74        --          74
 International Social Core Equity Portfolio*........  (380)       --        (380)
 Emerging Markets Social Core Equity Portfolio*.....   361        --         361
 DFA Social Fixed Income Portfolio..................    (1)      $(1)         --
 Emerging Markets Sustainability Core 1 Portfolio**.   (25)       (1)        (24)

                                                        CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                            DERIVATIVES
                                                     -----------------------------
                                                               FORWARD
                                                              CURRENCY    EQUITY
                                                     TOTAL    CONTRACTS  CONTRACTS
                                                     -----    ---------  ---------
 DFA Social Fixed Income Portfolio.................. $  60       $60          --
 Emerging Markets Sustainability Core 1 Portfolio**.    (1)       --       $  (1)

* As of April 30, 2018, there were no futures contracts outstanding. During the six months ended April 30, 2018, the Portfolios had limited activity in futures contracts.

**As of April 30, 2018, there were no forward currency contracts outstanding.
  During the six months ended April 30, 2018, the Portfolio had limited activity in forward currency contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                             NET                                                   NET
                           AMOUNTS                                               AMOUNTS
                             OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                           ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                          PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
              AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
              RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                     ASSETS                                             LIABILITIES
              ---------------------------------------------------- -----------------------------------------------------
DFA SOCIAL
 FIXED
 INCOME
 PORTFOLIO
Citibank,
 N.A.........    $70         $70         --          --      $70       --          --          --          --       --
State Street
 Bank and
 Trust.......     17          17         --          --       17       --          --          --          --       --
                 ---         ---         --          --      ---       --          --          --          --       --
                 $87         $87         --          --      $87       --          --          --          --       --
                 ===         ===         ==          ==      ===       ==          ==          ==          ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                      ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio..     2.09%        $3,992          7        $ 2        $ 9,853
U.S. Sustainability Core 1 Portfolio.     1.91%         1,129          4         --          1,201
International Sustainability Core 1
  Portfolio..........................     2.17%         6,717          7          3          7,440
Emerging Markets Social Core Equity
  Portfolio..........................     2.03%         4,195         28          7         22,374

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                      PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                      --------- ------ --------------------
U.S. Social Core Equity 2 Portfolio...........   5,959   12,600         338
U.S. Sustainability Core 1 Portfolio..........  14,966    4,193         234
International Sustainability Core 1 Portfolio.   8,151    1,341         115
International Social Core Equity Portfolio....  10,371    4,772          58
Emerging Markets Social Core Equity Portfolio.     959      325          31

J. SECURITIES LENDING:

   As of April 30, 2018, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $46,254
             U.S. Sustainability Core 1 Portfolio..........  58,563
             International Sustainability Core 1 Portfolio.   9,050
             International Social Core Equity Portfolio....   9,112
             Emerging Markets Social Core Equity Portfolio.  43,375

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF APRIL 30, 2018
                                      --------------------------------------------------------
                                      OVERNIGHT AND            BETWEEN
                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                      ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Common Stocks, Rights/Warrants.......  $64,421,892     --         --         --    $64,421,892
U.S. SUSTAINABILITY CORE 1 PORTFOLIO
Common Stocks, Rights/Warrants.......   67,534,564     --         --         --     67,534,564

                                         REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                       AS OF APRIL 30, 2018
                                     --------------------------------------------------------
                                     OVERNIGHT AND            BETWEEN
                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                     ------------- -------- ------------ -------- -----------
INTERNATIONAL SUSTAINABILITY CORE 1
  PORTFOLIO
Common Stocks.......................  $81,056,039     --         --         --    $81,056,039
INTERNATIONAL SOCIAL CORE EQUITY
  PORTFOLIO
Common Stocks.......................   85,379,590     --         --         --     85,379,590
EMERGING MARKETS SOCIAL CORE EQUITY
  PORTFOLIO
Common Stocks.......................   65,707,246     --         --         --     65,707,246
DFA SOCIAL FIXED INCOME PORTFOLIO
Bonds...............................    7,925,221     --         --         --      7,925,221

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
 U.S. Social Core Equity 2 Portfolio..............      5             78%
 U.S. Sustainability Core 1 Portfolio.............      4             81%
 International Sustainability Core 1 Portfolio....      4             77%
 International Social Core Equity Portfolio.......      4             50%
 Emerging Markets Social Core Equity Portfolio....      2             34%
 DFA Social Fixed Income Portfolio................      4             96%
 Emerging Markets Sustainability Core 1 Portfolio.      2             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filled actions against all shareholders of The Tribune Company who tendered shared when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, or results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                --------------------------------------------
                                                 NET INCOME
                                                   FOR THE
                                                 CURRENT OR       ACCUMULATED
                                                  PRECEDING      UNDISTRIBUTED
                                                FISCAL YEAR,      NET PROFITS     PAID-IN
                                                     AND         FROM THE SALE   SURPLUS OR
                                                 ACCUMULATED     OF SECURITIES     OTHER
                                                UNDISTRIBUTED      OR OTHER       CAPITAL
PORTFOLIO NAME                                   NET INCOME       PROPERTIES       SOURCE
--------------                                  -------------    -------------   ----------
 U.S. Social Core Equity 2 Portfolio
   December 15, 2017...........................      58%               0%            42%
 U.S. Sustainability Core 1 Portfolio
   December 15, 2017...........................      65%               0%            35%
 International Sustainability Core 1 Portfolio
   December 15, 2017...........................      48%               0%            52%
 International Social Core Equity Portfolio
   December 15, 2017...........................      44%               0%            56%
 Emerging Markets Social Core Equity Portfolio
   December 15, 2017...........................      11%               0%            89%
 DFA Social Fixed Income Portfolio
   December 14, 2017...........................      68%               0%            32%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and DFA Social Fixed Income Portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Also at the Meeting, the Board of DFA Investment Dimensions Group Inc. considered the approval of the Investment Management Agreement for the Emerging Markets Sustainability Core 1 Portfolio (the "New Fund") and the New Fund's sub-advisory agreements. Dimensional Fund

Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreement and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and
(c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund's anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for either the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to the New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the New Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund's peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund's proposed management fee and the New Fund's likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the New Fund was in the best interests of the New Fund and its shareholders.

                                                               DFA043018-014S
 [LOGO]                                                              00211506

[LOGO]

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2018 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

VA U.S. TARGETED VALUE PORTFOLIO

VA U.S. LARGE VALUE PORTFOLIO

VA INTERNATIONAL VALUE PORTFOLIO

VA INTERNATIONAL SMALL PORTFOLIO

VA SHORT-TERM FIXED PORTFOLIO

VA GLOBAL BOND PORTFOLIO

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

VA EQUITY ALLOCATION PORTFOLIO

[LOGO]

June 2018

Dear Fellow Shareholder,

Sound investment solutions based on financial science are at the heart of Dimensional. Just as important is our commitment to serving our clients. We take great pride in the many longstanding clients we have had the honor of working with over the last four decades.

Delivering great investment experiences informs everything we do, from the design of our strategies to the ways that we explain our approach and set expectations. We place tremendous value on helping our clients understand what they can expect from us. By being transparent about what we can deliver, and following through with robust investment strategies, we help clients achieve their financial goals.

David Booth, our founder, often speaks of his satisfaction and joy in helping change the investor landscape for the better. We share this passion and, on behalf of everyone at Dimensional, we thank you for trusting us with your investments.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   4
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................   6
          VA U.S. Large Value Portfolio.................................   9
          VA International Value Portfolio..............................  12
          VA International Small Portfolio..............................  16
          VA Short-Term Fixed Portfolio.................................  20
          VA Global Bond Portfolio......................................  24
          VIT Inflation-Protected Securities Portfolio..................  29
          DFA VA Global Moderate Allocation Portfolio...................  30
          VA Equity Allocation Portfolio................................  31
      Statements of Assets and Liabilities..............................  32
      Statements of Operations..........................................  35
      Statements of Changes in Net Assets...............................  38
      Financial Highlights..............................................  42
      Notes to Financial Statements.....................................  47
      Section 19(a) Notice..............................................  65
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES..........................  66
   BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS...................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2018.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.
^^^     Face Amount of security is not adjusted for inflation.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Underlying Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2018
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/17  04/30/18    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   VA U.S. TARGETED VALUE PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,029.00    0.37%    $1.86
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.96    0.37%    $1.86

   VA U.S. LARGE VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,036.60    0.26%    $1.31
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.51    0.26%    $1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                 BEGINNING  ENDING              EXPENSES
                                                  ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                   VALUE    VALUE     EXPENSE    DURING
                                                 11/01/17  04/30/18    RATIO*   PERIOD*
                                                 --------- --------- ---------- --------
VA INTERNATIONAL VALUE PORTFOLIO
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,048.30    0.43%    $2.18
Hypothetical 5% Annual Return................... $1,000.00 $1,022.66    0.43%    $2.16

VA INTERNATIONAL SMALL PORTFOLIO
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,038.00    0.56%    $2.83
Hypothetical 5% Annual Return................... $1,000.00 $1,022.02    0.56%    $2.81

VA SHORT-TERM FIXED PORTFOLIO
-----------------------------
Actual Fund Return.............................. $1,000.00 $1,001.50    0.26%    $1.29
Hypothetical 5% Annual Return................... $1,000.00 $1,023.51    0.26%    $1.30

VA GLOBAL BOND PORTFOLIO
------------------------
Actual Fund Return.............................. $1,000.00 $  992.00    0.23%    $1.14
Hypothetical 5% Annual Return................... $1,000.00 $1,023.65    0.23%    $1.15

VIT INFLATION -- PROTECTED SECURITIES PORTFOLIO
-----------------------------------------------
Actual Fund Return.............................. $1,000.00 $  995.10    0.11%    $0.54
Hypothetical 5% Annual Return................... $1,000.00 $1,024.25    0.11%    $0.55

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO**
---------------------------------------------
Actual Fund Return.............................. $1,000.00 $1,022.40    0.40%    $2.01
Hypothetical 5% Annual Return................... $1,000.00 $1,022.81    0.40%    $2.01

VA EQUITY ALLOCATION PORTFOLIO**
--------------------------------
Actual Fund Return.............................. $1,000.00 $1,035.00    0.40%    $2.02
Hypothetical 5% Annual Return................... $1,000.00 $1,022.81    0.40%    $2.01

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  DFA VA Global Moderate Allocation Portfolio.              100.0%
  VA Equity Allocation Portfolio..............              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         VA U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   2.9%
Energy.......................................  10.4%
Financials...................................  27.6%
Health Care..................................   5.6%
Industrials..................................  20.3%
Information Technology.......................  10.4%
Materials....................................   6.3%
Real Estate..................................   0.7%
Telecommunication Services...................   0.5%
Utilities....................................   0.4%
                                              -----
                                              100.0%

           VA U.S. LARGE VALUE PORTFOLIO
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   5.0%
Energy.......................................  14.4%
Financials...................................  24.3%
Health Care..................................  13.8%
Industrials..................................   7.9%
Information Technology.......................  13.8%
Materials....................................   4.2%
Real Estate..................................   0.2%
Telecommunication Services...................   4.0%
Utilities....................................   0.1%
                                              -----
                                              100.0%

         VA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   2.3%
Energy.......................................  16.3%
Financials...................................  29.6%
Health Care..................................   3.4%
Industrials..................................   8.3%
Information Technology.......................   2.5%
Materials....................................  12.9%
Real Estate..................................   2.7%
Telecommunication Services...................   3.7%
Utilities....................................   2.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         VA INTERNATIONAL SMALL PORTFOLIO
Consumer Discretionary.......................  16.9%
Consumer Staples.............................   6.4%
Energy.......................................   4.8%
Financials...................................  12.2%
Health Care..................................   5.0%
Industrials..................................  24.0%
Information Technology.......................  10.6%
Materials....................................  11.9%
Real Estate..................................   4.2%
Telecommunication Services...................   1.4%
Utilities....................................   2.6%
                                              -----
                                              100.0%

FIXED INCOME PORTFOLIOS


                         VA SHORT-TERM FIXED PORTFOLIO
              Corporate....................................  16.0%
              Government...................................  12.6%
              Foreign Corporate............................  29.1%
              Foreign Government...........................  36.1%
              Supranational................................   6.2%
                                                            -----
                                                            100.0%

                           VA GLOBAL BOND PORTFOLIO
              Corporate....................................  17.2%
              Foreign Corporate............................  36.8%
              Foreign Government...........................  40.4%
              Supranational................................   5.6%
                                                            -----
                                                            100.0%

                VIT INFLATION -- PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------    ------    ---------------
 COMMON STOCKS -- (92.7%)
 Consumer Discretionary -- (13.8%)
     American Eagle Outfitters, Inc........  86,932 $ 1,797,754            0.5%
 #*  AutoNation, Inc.......................  25,761   1,189,901            0.4%
     Goodyear Tire & Rubber Co. (The)......  58,001   1,456,405            0.4%
     International Game Technology P.L.C...  50,779   1,435,522            0.4%
 #   Macy's, Inc...........................  56,260   1,747,998            0.5%
     PulteGroup, Inc.......................  38,057   1,155,411            0.3%
     Toll Brothers, Inc....................  43,252   1,823,504            0.5%
     Other Securities......................          40,287,722           11.9%
                                                    -----------           -----
 Total Consumer Discretionary..............          50,894,217           14.9%
                                                    -----------           -----
 Consumer Staples -- (2.7%)
     Other Securities......................           9,819,158            2.9%
                                                    -----------           -----
 Energy -- (9.7%)
 #*  Antero Resources Corp.................  90,357   1,716,783            0.5%
     Helmerich & Payne, Inc................  25,106   1,746,122            0.5%
 #   Murphy Oil Corp.......................  44,623   1,343,599            0.4%
     PBF Energy, Inc. Class A..............  30,503   1,169,180            0.3%
 *   RSP Permian, Inc......................  38,674   1,918,617            0.6%
 *   WPX Energy, Inc.......................  89,677   1,532,580            0.5%
     Other Securities......................          26,251,005            7.6%
                                                    -----------           -----
 Total Energy..............................          35,677,886           10.4%
                                                    -----------           -----
 Financials -- (25.6%)
     Associated Banc-Corp..................  50,499   1,335,699            0.4%
     Assurant, Inc.........................  16,139   1,498,022            0.4%
     Assured Guaranty, Ltd.................  30,658   1,112,579            0.3%
     CIT Group, Inc........................  25,363   1,342,971            0.4%
     Investors Bancorp, Inc................  75,714   1,012,296            0.3%
     Janus Henderson Group P.L.C...........  33,900   1,070,901            0.3%
 #   New York Community Bancorp, Inc....... 113,503   1,348,416            0.4%
     Old Republic International Corp.......  59,758   1,219,063            0.4%
     PacWest Bancorp.......................  30,208   1,547,858            0.5%
     People's United Financial, Inc........  81,193   1,485,020            0.4%
     Pinnacle Financial Partners, Inc......  17,600   1,127,280            0.3%
     Popular, Inc..........................  24,047   1,113,136            0.3%
     Prosperity Bancshares, Inc............  15,628   1,121,622            0.3%
     Santander Consumer USA Holdings, Inc..  63,053   1,163,328            0.3%
     Umpqua Holdings Corp..................  54,549   1,285,174            0.4%
     Validus Holdings, Ltd.................  17,385   1,178,181            0.3%
     Other Securities......................          74,376,513           21.8%
                                                    -----------           -----
 Total Financials..........................          94,338,059           27.5%
                                                    -----------           -----
 Health Care -- (5.2%)
 *   Allscripts Healthcare Solutions, Inc..  87,246   1,013,799            0.3%
     Other Securities......................          17,994,964            5.2%
                                                    -----------           -----
 Total Health Care.........................          19,008,763            5.5%
                                                    -----------           -----
 Industrials -- (18.9%)
 *   AECOM.................................  64,215   2,211,565            0.7%
     Air Lease Corp........................  50,052   2,086,668            0.6%
 #   Alaska Air Group, Inc.................  15,420   1,001,221            0.3%
     AMERCO................................   4,785   1,615,033            0.5%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
*     Genesee & Wyoming, Inc. Class A...............................    15,696 $  1,117,555            0.3%
      Jacobs Engineering Group, Inc.................................    30,420    1,767,098            0.5%
*     JetBlue Airways Corp..........................................    84,042    1,612,766            0.5%
*     Kirby Corp....................................................    14,913    1,272,079            0.4%
*     KLX, Inc......................................................    17,210    1,346,338            0.4%
*     Quanta Services, Inc..........................................    38,352    1,246,440            0.4%
#     Snap-on, Inc..................................................     6,841      993,655            0.3%
      Trinity Industries, Inc.......................................    46,408    1,479,023            0.4%
      Other Securities..............................................             51,756,202           15.0%
                                                                               ------------          ------
Total Industrials...................................................             69,505,643           20.3%
                                                                               ------------          ------
Information Technology -- (9.6%)
*     ARRIS International P.L.C.....................................    37,146    1,002,942            0.3%
*     Arrow Electronics, Inc........................................    33,966    2,538,619            0.8%
      Avnet, Inc....................................................    46,812    1,836,435            0.5%
      Jabil, Inc....................................................    41,431    1,102,065            0.3%
      Xerox Corp....................................................    33,125    1,041,781            0.3%
      Other Securities..............................................             28,025,677            8.2%
                                                                               ------------          ------
Total Information Technology........................................             35,547,519           10.4%
                                                                               ------------          ------
Materials -- (5.8%)
*     Alcoa Corp....................................................    20,661    1,057,843            0.3%
      Mosaic Co. (The)..............................................    52,523    1,415,495            0.4%
      Reliance Steel & Aluminum Co..................................    21,094    1,854,584            0.5%
      Other Securities..............................................             17,046,740            5.0%
                                                                               ------------          ------
Total Materials.....................................................             21,374,662            6.2%
                                                                               ------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................              2,263,986            0.7%
                                                                               ------------          ------
Telecommunication Services -- (0.4%)
      Other Securities..............................................              1,624,514            0.5%
                                                                               ------------          ------
Utilities -- (0.4%)
      Other Securities..............................................              1,363,843            0.4%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            341,418,250           99.7%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  1,181            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            341,419,431
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 2,139,560    2,139,560            0.6%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund................................ 2,135,273   24,705,109            7.2%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $326,632,421).............................................             $368,264,100          107.5%
                                                                               ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 50,894,217          --   --    $ 50,894,217
    Consumer Staples............    9,819,158          --   --       9,819,158
    Energy......................   35,677,886          --   --      35,677,886
    Financials..................   94,331,399 $     6,660   --      94,338,059
    Health Care.................   19,008,763          --   --      19,008,763
    Industrials.................   69,505,643          --   --      69,505,643
    Information Technology......   35,547,519          --   --      35,547,519
    Materials...................   21,374,662          --   --      21,374,662
    Real Estate.................    2,263,986          --   --       2,263,986
    Telecommunication Services..    1,624,514          --   --       1,624,514
    Utilities...................    1,363,843          --   --       1,363,843
  Rights/Warrants...............           --       1,181   --           1,181
  Temporary Cash Investments....    2,139,560          --   --       2,139,560
  Securities Lending Collateral.           --  24,705,109   --      24,705,109
                                 ------------ -----------   --    ------------
  TOTAL......................... $343,551,150 $24,712,950   --    $368,264,100
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------     ------    ---------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (12.1%)
*   Charter Communications, Inc. Class A.....  13,352 $  3,622,264            0.8%
    Comcast Corp. Class A.................... 278,484    8,741,613            2.0%
    Ford Motor Co............................ 247,010    2,776,392            0.6%
    General Motors Co........................  89,460    3,286,760            0.8%
    Time Warner, Inc.........................  47,918    4,542,626            1.0%
    Other Securities.........................           30,447,597            7.1%
                                                      ------------           -----
Total Consumer Discretionary.................           53,417,252           12.3%
                                                      ------------           -----
Consumer Staples -- (4.9%)
    Mondelez International, Inc. Class A.....  57,994    2,290,763            0.5%
    Walgreens Boots Alliance, Inc............  47,208    3,136,971            0.7%
    Walmart, Inc.............................  76,563    6,772,763            1.6%
    Other Securities.........................            9,374,158            2.2%
                                                      ------------           -----
Total Consumer Staples.......................           21,574,655            5.0%
                                                      ------------           -----
Energy -- (14.2%)
    Andeavor.................................  20,289    2,806,374            0.6%
    Chevron Corp.............................  91,524   11,450,568            2.6%
    ConocoPhillips...........................  40,265    2,637,357            0.6%
    Exxon Mobil Corp......................... 207,228   16,111,977            3.7%
    Marathon Petroleum Corp..................  31,835    2,384,760            0.6%
    Occidental Petroleum Corp................  46,152    3,565,704            0.8%
    Valero Energy Corp.......................  31,170    3,457,688            0.8%
    Other Securities.........................           20,279,826            4.7%
                                                      ------------           -----
Total Energy.................................           62,694,254           14.4%
                                                      ------------           -----
Financials -- (24.0%)
    Aflac, Inc...............................  48,922    2,229,376            0.5%
    Bank of America Corp..................... 322,497    9,649,110            2.2%
    Bank of New York Mellon Corp. (The)......  68,240    3,719,762            0.9%
*   Berkshire Hathaway, Inc. Class B.........  15,515    3,005,721            0.7%
    Capital One Financial Corp...............  28,394    2,573,064            0.6%
    Citigroup, Inc...........................  83,695    5,713,858            1.3%
    Goldman Sachs Group, Inc. (The)..........  17,747    4,229,643            1.0%
    JPMorgan Chase & Co...................... 148,669   16,172,214            3.7%
    Morgan Stanley...........................  85,157    4,395,804            1.0%
    PNC Financial Services Group, Inc. (The).  19,399    2,824,688            0.7%
    Travelers Cos., Inc. (The)...............  17,527    2,306,553            0.5%
    Wells Fargo & Co......................... 290,788   15,109,344            3.5%
    Other Securities.........................           33,712,993            7.6%
                                                      ------------           -----
Total Financials.............................          105,642,130           24.2%
                                                      ------------           -----
Health Care -- (13.6%)
    Abbott Laboratories......................  57,952    3,368,750            0.8%
    Aetna, Inc...............................  21,525    3,854,051            0.9%
    Anthem, Inc..............................  17,967    4,240,032            1.0%
*   Centene Corp.............................  21,714    2,357,706            0.5%
    CVS Health Corp..........................  71,350    4,982,371            1.1%
    Danaher Corp.............................  27,952    2,804,145            0.6%
*   Express Scripts Holding Co...............  37,088    2,807,562            0.6%
    Humana, Inc..............................   8,868    2,608,788            0.6%
*   Laboratory Corp. of America Holdings.....  12,937    2,208,993            0.5%
    Medtronic P.L.C..........................  65,131    5,218,947            1.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE+    OF NET ASSETS**
                                                                     ------     ------    ---------------
Health Care -- (Continued)
      Pfizer, Inc................................................... 287,669 $ 10,531,562            2.4%
      Thermo Fisher Scientific, Inc.................................  11,061    2,326,681            0.5%
      Other Securities..............................................           12,525,959            3.0%
                                                                             ------------          ------
Total Health Care...................................................           59,835,547           13.7%
                                                                             ------------          ------
Industrials -- (7.8%)
      Delta Air Lines, Inc..........................................  45,864    2,395,018            0.5%
      Eaton Corp. P.L.C.............................................  28,728    2,155,462            0.5%
      Norfolk Southern Corp.........................................  17,791    2,552,475            0.6%
      Other Securities..............................................           27,216,414            6.3%
                                                                             ------------          ------
Total Industrials...................................................           34,319,369            7.9%
                                                                             ------------          ------
Information Technology -- (13.6%)
      Cisco Systems, Inc............................................ 267,809   11,861,261            2.7%
      HP, Inc....................................................... 106,724    2,293,499            0.5%
      Intel Corp.................................................... 347,350   17,930,207            4.1%
*     Micron Technology, Inc........................................  76,193    3,503,354            0.8%
      QUALCOMM, Inc.................................................  71,958    3,670,578            0.9%
      Other Securities..............................................           20,511,083            4.7%
                                                                             ------------          ------
Total Information Technology........................................           59,769,982           13.7%
                                                                             ------------          ------
Materials -- (4.1%)
      DowDuPont, Inc................................................  44,769    2,831,192            0.7%
      Nucor Corp....................................................  39,241    2,418,030            0.6%
      Other Securities..............................................           13,034,971            2.9%
                                                                             ------------          ------
Total Materials.....................................................           18,284,193            4.2%
                                                                             ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              741,392            0.2%
                                                                             ------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc..................................................... 451,571   14,766,372            3.4%
      Other Securities..............................................            2,657,383            0.6%
                                                                             ------------          ------
Total Telecommunication Services....................................           17,423,755            4.0%
                                                                             ------------          ------
Utilities -- (0.1%)
      Other Securities..............................................              619,652            0.1%
                                                                             ------------          ------
TOTAL COMMON STOCKS.................................................          434,322,181           99.7%
                                                                             ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       1.630%....................................................... 948,406      948,406            0.2%
                                                                             ------------          ------

SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund................................ 449,967    5,206,122            1.2%
                                                                             ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $337,995,704).............................................           $440,476,709          101.1%
                                                                             ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ---------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 53,417,252         --   --    $ 53,417,252
    Consumer Staples............   21,574,655         --   --      21,574,655
    Energy......................   62,694,254         --   --      62,694,254
    Financials..................  105,642,130         --   --     105,642,130
    Health Care.................   59,835,547         --   --      59,835,547
    Industrials.................   34,319,369         --   --      34,319,369
    Information Technology......   59,769,982         --   --      59,769,982
    Materials...................   18,284,193         --   --      18,284,193
    Real Estate.................      741,392         --   --         741,392
    Telecommunication Services..   17,423,755         --   --      17,423,755
    Utilities...................      619,652         --   --         619,652
  Temporary Cash Investments....      948,406         --   --         948,406
  Securities Lending Collateral.           -- $5,206,122   --       5,206,122
                                 ------------ ----------   --    ------------
  TOTAL......................... $435,270,587 $5,206,122   --    $440,476,709
                                 ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd.. 177,416 $ 3,566,449            1.2%
    BHP Billiton, Ltd...........................  80,331   1,874,062            0.6%
    Woodside Petroleum, Ltd.....................  65,933   1,597,787            0.5%
    Other Securities............................           8,092,698            2.9%
                                                         -----------           -----
TOTAL AUSTRALIA.................................          15,130,996            5.2%
                                                         -----------           -----

AUSTRIA -- (0.1%)
    Other Securities............................             284,850            0.1%
                                                         -----------           -----

BELGIUM -- (1.1%)
    Other Securities............................           3,395,794            1.2%
                                                         -----------           -----

CANADA -- (7.9%)
    Bank of Montreal............................  40,421   3,069,167            1.1%
    Canadian Natural Resources, Ltd.............  60,646   2,188,108            0.7%
    Manulife Financial Corp.....................  71,784   1,354,564            0.5%
    Suncor Energy, Inc. (B3NB0P5)...............  49,861   1,906,186            0.7%
    Suncor Energy, Inc. (B3NB1P2)...............  57,131   2,184,766            0.7%
    Other Securities............................          14,060,776            4.8%
                                                         -----------           -----
TOTAL CANADA....................................          24,763,567            8.5%
                                                         -----------           -----

DENMARK -- (1.2%)
    Other Securities............................           3,872,128            1.3%
                                                         -----------           -----

FINLAND -- (0.9%)
    Other Securities............................           2,894,149            1.0%
                                                         -----------           -----

FRANCE -- (9.6%)
    AXA SA......................................  58,603   1,675,966            0.6%
    BNP Paribas SA..............................  55,790   4,306,947            1.5%
    Engie SA.................................... 132,481   2,323,912            0.8%
    Orange SA................................... 146,823   2,669,186            0.9%
    Peugeot SA..................................  69,936   1,722,074            0.6%
    Renault SA..................................  22,289   2,415,715            0.8%
    Societe Generale SA.........................  28,562   1,563,162            0.5%
    Total SA.................................... 146,294   9,194,825            3.2%
    Other Securities............................           4,172,188            1.4%
                                                         -----------           -----
TOTAL FRANCE....................................          30,043,975           10.3%
                                                         -----------           -----

GERMANY -- (6.5%)
    Bayerische Motoren Werke AG.................  25,906   2,880,278            1.0%
    Daimler AG..................................  74,152   5,829,686            2.0%
    HeidelbergCement AG.........................  12,623   1,234,366            0.4%
    RWE AG......................................  65,589   1,567,690            0.5%
    Other Securities............................           8,962,020            3.1%
                                                         -----------           -----
TOTAL GERMANY...................................          20,474,040            7.0%
                                                         -----------           -----

HONG KONG -- (2.6%)
    CK Hutchison Holdings, Ltd.................. 164,012   1,939,418            0.6%
    Other Securities............................           6,326,602            2.2%
                                                         -----------           -----
TOTAL HONG KONG.................................           8,266,020            2.8%
                                                         -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 IRELAND -- (0.4%)
     Other Securities......................         $ 1,124,450            0.4%
                                                    -----------           -----

 ISRAEL -- (0.3%)
     Other Securities......................             993,292            0.3%
                                                    -----------           -----

 ITALY -- (1.9%)
     UniCredit SpA.........................  99,556   2,158,361            0.7%
     Other Securities......................           3,720,229            1.3%
                                                    -----------           -----
 TOTAL ITALY...............................           5,878,590            2.0%
                                                    -----------           -----

 JAPAN -- (21.4%)
     Hitachi, Ltd.......................... 244,000   1,780,848            0.6%
     Honda Motor Co., Ltd..................  98,700   3,393,892            1.2%
     Mitsubishi Corp.......................  53,400   1,472,534            0.5%
     Mitsubishi UFJ Financial Group, Inc... 376,400   2,522,385            0.9%
     Mizuho Financial Group, Inc........... 764,700   1,383,523            0.5%
     Nissan Motor Co., Ltd................. 134,500   1,415,003            0.5%
     Sumitomo Mitsui Financial Group, Inc..  51,500   2,146,429            0.7%
     Toyota Motor Corp..................... 129,370   8,483,094            2.9%
     Other Securities......................          44,437,125           15.1%
                                                    -----------           -----
 TOTAL JAPAN...............................          67,034,833           22.9%
                                                    -----------           -----

 NETHERLANDS -- (3.2%)
     ING Groep NV.......................... 105,622   1,779,785            0.6%
     Koninklijke Ahold Delhaize NV......... 105,628   2,548,208            0.9%
     Other Securities......................           5,865,520            2.0%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................          10,193,513            3.5%
                                                    -----------           -----

 NEW ZEALAND -- (0.2%)
     Other Securities......................             580,568            0.2%
                                                    -----------           -----

 NORWAY -- (0.6%)
     Other Securities......................           1,944,743            0.7%
                                                    -----------           -----

 PORTUGAL -- (0.0%)
     Other Securities......................              74,855            0.0%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           2,920,545            1.0%
                                                    -----------           -----

 SPAIN -- (2.6%)
     Banco Santander SA.................... 711,931   4,599,730            1.6%
     Repsol SA............................. 139,916   2,669,987            0.9%
     Other Securities......................             934,676            0.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           8,204,393            2.8%
                                                    -----------           -----

 SWEDEN -- (2.6%)
     Nordea Bank AB........................ 167,882   1,707,469            0.6%
     Other Securities......................           6,303,036            2.1%
                                                    -----------           -----
 TOTAL SWEDEN..............................           8,010,505            2.7%
                                                    -----------           -----

 SWITZERLAND -- (6.9%)
     Cie Financiere Richemont SA...........  19,576   1,860,868            0.6%
     Novartis AG...........................  20,736   1,596,139            0.5%
     Novartis AG Sponsored ADR.............  49,979   3,832,889            1.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                        ------     -------    ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................     9,005 $  2,876,516            1.0%
      Other Securities................................             11,528,782            4.0%
                                                                 ------------          ------
TOTAL SWITZERLAND.....................................             21,695,194            7.4%
                                                                 ------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C............................   116,552    2,742,381            0.9%
#     Barclays P.L.C. Sponsored ADR...................   146,762    1,693,634            0.6%
      BP P.L.C. Sponsored ADR.........................   198,221    8,838,670            3.0%
      Glencore P.L.C..................................   313,924    1,512,169            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   125,644    6,314,868            2.2%
      Lloyds Banking Group P.L.C...................... 2,312,521    2,051,083            0.7%
      Lloyds Banking Group P.L.C. ADR.................   492,605    1,758,600            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    76,695    5,360,981            1.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    73,064    5,291,295            1.8%
      Vodafone Group P.L.C............................ 1,510,348    4,407,512            1.5%
      Other Securities................................              8,535,261            3.0%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             48,506,454           16.6%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            286,287,454           97.9%
                                                                 ------------          ------

PREFERRED STOCKS -- (1.3%)
GERMANY -- (1.3%)
      Volkswagen AG...................................    14,666    3,024,640            1.0%
      Other Securities................................              1,003,938            0.4%
                                                                 ------------          ------
TOTAL GERMANY.........................................              4,028,578            1.4%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................              4,028,578            1.4%
                                                                 ------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL INVESTMENT SECURITIES...........................            290,316,032
                                                                 ------------

                                                                   VALUE+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund.................. 2,028,492   23,469,656            8.0%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $283,193,982)...............................             $313,785,688          107.3%
                                                                 ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $     6,667 $ 15,124,329   --    $ 15,130,996
    Austria.....................          --      284,850   --         284,850
    Belgium.....................          --    3,395,794   --       3,395,794
    Canada......................  24,763,567           --   --      24,763,567
    Denmark.....................          --    3,872,128   --       3,872,128
    Finland.....................          --    2,894,149   --       2,894,149
    France......................          --   30,043,975   --      30,043,975
    Germany.....................   1,379,043   19,094,997   --      20,474,040
    Hong Kong...................          --    8,266,020   --       8,266,020
    Ireland.....................     479,340      645,110   --       1,124,450
    Israel......................     335,974      657,318   --         993,292
    Italy.......................     180,180    5,698,410   --       5,878,590
    Japan.......................     280,297   66,754,536   --      67,034,833
    Netherlands.................   1,337,698    8,855,815   --      10,193,513
    New Zealand.................          --      580,568   --         580,568
    Norway......................          --    1,944,743   --       1,944,743
    Portugal....................          --       74,855   --          74,855
    Singapore...................          --    2,920,545   --       2,920,545
    Spain.......................          --    8,204,393   --       8,204,393
    Sweden......................     110,743    7,899,762   --       8,010,505
    Switzerland.................   4,498,018   17,197,176   --      21,695,194
    United Kingdom..............  30,544,739   17,961,715   --      48,506,454
  Preferred Stocks
    Germany.....................          --    4,028,578   --       4,028,578
  Securities Lending Collateral.          --   23,469,656   --      23,469,656
                                 ----------- ------------   --    ------------
  TOTAL......................... $63,916,266 $249,869,422   --    $313,785,688
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           PERCENTAGE
                                      SHARES   VALUE++   OF NET ASSETS**
                                      ------   -------   ---------------
       COMMON STOCKS -- (91.3%)
       AUSTRALIA -- (6.3%)
           Other Securities..........        $16,635,074            6.9%
                                             -----------            ----
       AUSTRIA -- (1.1%)
           Other Securities..........          2,995,161            1.2%
                                             -----------            ----

       BELGIUM -- (1.6%)
           Ackermans & van Haaren NV.  2,291     413,401            0.2%
       #   Umicore SA................ 12,132     674,764            0.3%
           Other Securities..........          3,215,797            1.3%
                                             -----------            ----
       TOTAL BELGIUM.................          4,303,962            1.8%
                                             -----------            ----
       CANADA -- (7.6%)
           Other Securities..........         19,870,625            8.2%
                                             -----------            ----
       DENMARK -- (1.7%)
       #   GN Store Nord A.S......... 14,123     496,197            0.2%
           Other Securities..........          4,014,394            1.7%
                                             -----------            ----
       TOTAL DENMARK.................          4,510,591            1.9%
                                             -----------            ----
       FINLAND -- (2.3%)
           Amer Sports Oyj........... 14,559     445,348            0.2%
           Elisa Oyj................. 10,504     464,302            0.2%
       #   Huhtamaki Oyj.............  9,902     402,762            0.2%
           Kesko Oyj Class B.........  7,188     422,078            0.2%
           Nokian Renkaat Oyj........ 12,072     483,023            0.2%
           Other Securities..........          3,882,874            1.5%
                                             -----------            ----

       TOTAL FINLAND                           6,100,387            2.5%
                                             -----------            ----
       FRANCE -- (4.6%)
           Edenred................... 17,685     609,256            0.3%
           Ingenico Group SA.........  5,100     446,113            0.2%
           Rubis SCA.................  8,772     682,516            0.3%
       *   Ubisoft Entertainment SA..  6,345     606,252            0.3%
           Other Securities..........          9,770,048            3.9%
                                             -----------            ----
       TOTAL FRANCE..................         12,114,185            5.0%
                                             -----------            ----
       GERMANY -- (5.5%)
           Freenet AG................ 13,208     419,273            0.2%
           Hugo Boss AG..............  5,208     488,228            0.2%
           K+S AG.................... 17,037     500,371            0.2%
           Lanxess AG................  7,260     537,779            0.2%
           LEG Immobilien AG.........  4,872     561,757            0.2%
           Rheinmetall AG............  4,040     527,952            0.2%
           Other Securities..........         11,328,919            4.7%
                                             -----------            ----
       TOTAL GERMANY.................         14,364,279            5.9%
                                             -----------            ----
       HONG KONG -- (2.6%)
           Other Securities..........          6,829,030            2.8%
                                             -----------            ----
       IRELAND -- (0.4%)
           Other Securities..........            962,975            0.4%
                                             -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------    -------   ---------------
   ISRAEL -- (0.7%)
       Other Securities..................         $ 1,899,298            0.8%
                                                  -----------           -----
   ITALY -- (4.2%)
   #*  Banco BPM SpA..................... 139,820     507,175            0.2%
       BPER Banca........................  77,375     446,646            0.2%
       Moncler SpA.......................   8,821     397,579            0.2%
   #   Unione di Banche Italiane SpA..... 103,294     532,038            0.2%
       Other Securities..................           9,231,909            3.8%
                                                  -----------           -----
   TOTAL ITALY...........................          11,115,347            4.6%
                                                  -----------           -----
   JAPAN -- (23.4%)
       Other Securities..................          61,497,191           25.4%
                                                  -----------           -----
   NETHERLANDS -- (2.4%)
       Aalberts Industries NV............   9,809     482,965            0.2%
       BE Semiconductor Industries NV....   5,860     405,003            0.2%
       Other Securities..................           5,329,076            2.2%
                                                  -----------           -----
   TOTAL NETHERLANDS.....................           6,217,044            2.6%
                                                  -----------           -----
   NEW ZEALAND -- (0.6%)
       Other Securities..................           1,569,083            0.6%
                                                  -----------           -----
   NORWAY -- (0.7%)
       Other Securities..................           1,882,481            0.8%
                                                  -----------           -----
   PORTUGAL -- (0.4%)
       Other Securities..................           1,105,416            0.5%
                                                  -----------           -----
   SINGAPORE -- (0.9%)
       Other Securities..................           2,435,419            1.0%
                                                  -----------           -----
   SPAIN -- (2.4%)
       Enagas SA.........................  19,931     579,314            0.2%
       Other Securities..................           5,597,072            2.3%
                                                  -----------           -----
   TOTAL SPAIN...........................           6,176,386            2.5%
                                                  -----------           -----
   SWEDEN -- (2.5%)
       Other Securities..................           6,455,556            2.7%
                                                  -----------           -----
   SWITZERLAND -- (3.9%)
       Georg Fischer AG..................     385     478,577            0.2%
       Helvetia Holding AG...............     677     402,146            0.2%
       Other Securities..................           9,448,637            3.9%
                                                  -----------           -----
   TOTAL SWITZERLAND.....................          10,329,360            4.3%
                                                  -----------           -----
   UNITED KINGDOM -- (15.5%)
       Balfour Beatty P.L.C.............. 118,595     478,934            0.2%
       BBA Aviation P.L.C................ 103,528     453,750            0.2%
       Beazley P.L.C.....................  55,793     453,169            0.2%
       Bellway P.L.C.....................  12,958     590,448            0.3%
       Bovis Homes Group P.L.C...........  24,268     412,909            0.2%
       Close Brothers Group P.L.C........  22,276     469,025            0.2%
       Daily Mail & General Trust P.L.C..  50,451     468,647            0.2%
       Electrocomponents P.L.C...........  59,143     494,431            0.2%
       Hays P.L.C........................ 250,298     616,814            0.3%
       Hiscox, Ltd.......................  25,898     529,582            0.2%
       Howden Joinery Group P.L.C........  87,227     570,897            0.2%
       IG Group Holdings P.L.C...........  37,790     431,505            0.2%
       Inchcape P.L.C....................  43,475     434,331            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
UNITED KINGDOM -- (Continued)
#*    Indivior P.L.C......................    64,365 $    398,586            0.2%
      Jardine Lloyd Thompson Group P.L.C..    23,553      396,407            0.2%
      Man Group P.L.C.....................   170,239      422,814            0.2%
      Melrose Industries P.L.C............   126,503      396,670            0.2%
      Renishaw P.L.C......................     6,328      409,654            0.2%
      RPC Group P.L.C.....................    43,754      474,767            0.2%
      Tate & Lyle P.L.C...................    83,564      659,971            0.3%
*     Tullow Oil P.L.C....................   249,993      782,347            0.3%
      UBM P.L.C...........................    33,493      445,912            0.2%
      Victrex P.L.C.......................    15,537      559,418            0.2%
      Other Securities....................             29,318,726           11.8%
                                                     ------------          ------
TOTAL UNITED KINGDOM......................             40,669,714           16.8%
                                                     ------------          ------
TOTAL COMMON STOCKS.......................            240,038,564           99.2%
                                                     ------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities....................                675,206            0.3%
                                                     ------------          ------
TOTAL PREFERRED STOCKS....................                675,206            0.3%
                                                     ------------          ------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities....................                    403            0.0%
                                                     ------------          ------
TOTAL RIGHTS/WARRANTS.....................                    403            0.0%
                                                     ------------          ------
TOTAL INVESTMENT SECURITIES                           240,714,173
                                                     ------------

                                                       VALUE+
                                              -        ------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund...... 1,916,387   22,172,602            9.2%
                                                     ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $225,249,073)...................             $262,886,775          108.7%
                                                     ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 16,635,074   --    $ 16,635,074
    Austria.....................          --    2,995,161   --       2,995,161
    Belgium..................... $   131,373    4,172,589   --       4,303,962
    Canada......................  19,870,543           82   --      19,870,625
    Denmark.....................          --    4,510,591   --       4,510,591
    Finland.....................          --    6,100,387   --       6,100,387
    France......................          --   12,114,185   --      12,114,185
    Germany.....................          --   14,364,279   --      14,364,279
    Hong Kong...................          --    6,829,030   --       6,829,030
    Ireland.....................          --      962,975   --         962,975
    Israel......................      47,799    1,851,499   --       1,899,298
    Italy.......................          --   11,115,347   --      11,115,347
    Japan.......................     123,621   61,373,570   --      61,497,191
    Netherlands.................     231,062    5,985,982   --       6,217,044
    New Zealand.................          --    1,569,083   --       1,569,083
    Norway......................          --    1,882,481   --       1,882,481
    Portugal....................          --    1,105,416   --       1,105,416
    Singapore...................          --    2,435,419   --       2,435,419
    Spain.......................          --    6,176,386   --       6,176,386
    Sweden......................          --    6,455,556   --       6,455,556
    Switzerland.................          --   10,329,360   --      10,329,360
    United Kingdom..............         573   40,669,141   --      40,669,714
  Preferred Stocks
    Germany.....................          --      675,206   --         675,206
  Rights/Warrants
    Spain.......................          --          403   --             403
  Securities Lending Collateral           --   22,172,602   --      22,172,602
                                 ----------- ------------   --    ------------
  TOTAL......................... $20,404,971 $242,481,804   --    $262,886,775
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
AGENCY OBLIGATIONS -- (4.9%)
Federal Home Loan Bank
       1.625%, 06/14/19............................. $1,200 $ 1,189,962
       2.000%, 09/13/19.............................  1,200   1,193,179
       1.500%, 10/21/19.............................  1,300   1,282,080
       2.125%, 02/11/20.............................  1,500   1,489,715
       1.875%, 03/13/20.............................    800     790,541
       4.125%, 03/13/20.............................    500     514,120
       2.375%, 03/30/20.............................  1,000     996,954
Federal Home Loan Mortgage Corp.
       1.250%, 10/02/19.............................  2,100   2,065,146
Federal National Mortgage Association
       0.875%, 08/02/19.............................  1,000     981,136
       1.750%, 09/12/19.............................    900     892,060
       1.000%, 10/24/19.............................  2,000   1,957,598
                                                            -----------
TOTAL AGENCY OBLIGATIONS............................         13,352,491
                                                            -----------

BONDS -- (85.4%)
African Development Bank
       1.125%, 09/20/19.............................    500     490,230
       1.375%, 02/12/20.............................    250     244,561
Agence Francaise de Developpement
       1.375%, 08/02/19.............................    400     393,572
       1.625%, 01/21/20.............................    490     480,287
Alberta, Province of Canada
       1.900%, 12/06/19.............................  2,000   1,973,938
ANZ New Zealand International Ltd.
##     2.250%, 02/01/19.............................    300     298,916
       2.600%, 09/23/19.............................    900     894,863
##     2.600%, 09/23/19.............................  1,000     994,293
Apple, Inc.
       1.550%, 02/08/19.............................  1,944   1,932,042
       1.700%, 02/22/19.............................    500     497,141
       1.500%, 09/12/19.............................    400     394,274
       1.800%, 11/13/19.............................  2,291   2,263,164
Apple, Inc. Floating Rate Note 3M USD LIBOR +
 0.080%, FRN
(r)    1.871%, 02/08/19.............................  1,000   1,000,303
(r)    2.089%, 05/06/19.............................  1,300   1,304,345
Australia & New Zealand Banking Group, Ltd.
       1.600%, 07/15/19.............................    750     738,407
       2.050%, 09/23/19.............................    250     247,092
##     2.250%, 12/19/19.............................  2,200   2,181,502
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note 3M USD LIBOR + 0.750%, FRN
(r)##  2.600%, 11/16/18.............................  2,000   2,006,351

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Bank Nederlandse Gemeenten NV
       1.375%, 01/28/19............................. $  996 $  988,237
##     1.500%, 02/15/19.............................    200    198,516
       1.875%, 06/11/19.............................  1,892  1,877,742
       1.750%, 10/30/19.............................  2,400  2,369,023
       1.625%, 11/25/19.............................    300    295,128
##     2.500%, 02/28/20.............................    500    497,709
Bank of Nova Scotia Floating Rate Note 3M USD LIBOR
 + 0.380%, FRN
(r)    2.364%, 02/28/19.............................  2,000  2,003,264
Bank of Nova Scotia (The)
       2.050%, 10/30/18.............................  2,000  1,996,528
Berkshire Hathaway Finance Corp. Floating Rate Note
 3M USD LIBOR + 0.250%, FRN
(r)    2.587%, 01/11/19.............................  2,000  2,003,912
(r)    2.815%, 03/15/19.............................    800    804,566
(r)    2.099%, 08/15/19.............................    500    500,886
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19.............................    600    595,662
       1.500%, 01/28/19.............................  2,100  2,085,279
##     1.750%, 09/24/19.............................    300    296,366
       1.750%, 09/24/19.............................    410    405,034
Chevron Corp.
#      1.686%, 02/28/19.............................    130    129,162
       1.561%, 05/16/19.............................  1,700  1,683,867
       1.991%, 03/03/20.............................    750    740,227
Chevron Corp. Floating Rate Note 3M USD LIBOR +
 0.500%, FRN
(r)    2.350%, 05/16/18.............................    497    497,101
(r)    2.360%, 11/16/18.............................    987    989,511
(r)    2.074%, 02/28/19.............................    885    885,619
(r)    2.249%, 11/15/19.............................    400    402,474
Cisco Systems, Inc.
       2.125%, 03/01/19.............................  1,950  1,945,600
       1.400%, 09/20/19.............................    861    847,596
Coca-Cola Co. (The)
#      1.650%, 11/01/18.............................    181    180,400
Commonwealth Bank of Australia
##     1.375%, 09/06/18.............................    968    964,520
       1.750%, 11/02/18.............................    500    497,768
       2.250%, 03/13/19.............................    436    434,582
       2.300%, 09/06/19.............................    517    512,824
Commonwealth Bank of Australia Floating Rate Note
 3M USD LIBOR + 0.790%, FRN
(r)##  3.148%, 11/02/18.............................    275    275,994
(r)    3.185%, 03/15/19.............................  2,400  2,418,408
(r)    2.575%, 09/06/19.............................    336    337,861
(r)    2.434%, 11/07/19.............................    181    182,029

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
Cooperatieve Rabobank UA
      2.250%, 01/14/19............................. $4,630 $4,619,316
      1.375%, 08/09/19.............................    250    245,106
      2.250%, 01/14/20.............................    300    296,312
      4.750%, 01/15/20.............................    200    205,611
Cooperatieve Rabobank UA Floating Rate Note 3M USD
 LIBOR + 0.510%, FRN
(r)   2.310%, 08/09/19.............................  2,388  2,400,047
Council Of Europe Development Bank
      1.500%, 05/17/19.............................  3,500  3,464,720
      1.625%, 03/10/20.............................  1,906  1,870,625
CPPIB Capital, Inc.
##    1.250%, 09/20/19.............................    500    489,720
Erste Abwicklungsanstalt
      1.625%, 02/21/19.............................  1,400  1,390,332
      1.375%, 10/30/19.............................    400    392,268
European Bank for Reconstruction & Development
      1.750%, 11/26/19.............................    886    874,890
European Investment Bank
      2.125%, 03/15/19.............................    271    270,371
      1.250%, 05/15/19.............................  3,200  3,160,867
      1.125%, 08/15/19.............................  2,000  1,965,112
#     1.250%, 12/16/19.............................  1,000    978,740
      1.625%, 03/16/20.............................    892    875,605
Export Development Canada
      1.750%, 08/19/19.............................  2,700  2,672,838
##    2.300%, 02/10/20.............................  1,500  1,490,782
Exxon Mobil Corp.
      1.708%, 03/01/19.............................    600    597,020
FMS Wertmanagement
      1.000%, 08/16/19.............................  1,800  1,765,026
FMS Wertmanagement
      1.750%, 01/24/20.............................  1,000    984,936
      2.250%, 02/03/20.............................  1,000    992,300
General Electric Co.
      5.625%, 05/01/18.............................  1,197  1,197,000
General Electric Co. Floating Rate Note 3M USD
 LIBOR + 0.270%, FRN
(r)   2.064%, 08/07/18.............................    400    400,017
#(r)  2.858%, 01/14/19.............................  1,050  1,051,456
Inter-American Development Bank Floating Rate Note
 1M USD LIBOR + 0.040%, FRN
(r)   1.938%, 11/26/18.............................    959    958,779
International Bank for Reconstruction & Development
      0.875%, 08/15/19.............................    500    489,836
      1.875%, 10/07/19.............................  1,000    990,919
Kommunalbanken A.S.
      2.125%, 03/15/19.............................  2,950  2,940,796
      1.750%, 05/28/19.............................    600    595,016
      1.500%, 10/22/19.............................  1,034  1,017,208
      1.625%, 01/15/20.............................  1,200  1,179,203

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Kommunekredit
       1.125%, 08/23/19............................. $3,900 $3,826,430
Kommuninvest I Sverige AB
       1.125%, 10/09/18.............................    410    407,902
       1.000%, 11/13/18.............................    700    695,010
       1.125%, 09/17/19.............................    800    783,892
       2.000%, 11/12/19.............................    700    693,399
       1.750%, 03/19/20.............................  1,850  1,818,062
Kreditanstalt fuer Wiederaufbau
       1.875%, 04/01/19.............................    200    199,005
       1.500%, 09/09/19.............................  5,300  5,226,576
       1.250%, 09/30/19.............................  2,200  2,158,910
       4.000%, 01/27/20.............................    200    204,595
       1.500%, 04/20/20.............................    200    195,404
Landeskreditbank Baden- Wuerttemberg Foerderbank
       1.625%, 02/01/19.............................    500    497,025
Landwirtschaftliche Rentenbank
       1.875%, 01/22/20.............................  1,000    987,128
Manitoba, Province of Canada
#      1.750%, 05/30/19.............................  3,607  3,574,140
Merck & Co., Inc. Floating Rate Note 3M USD LIBOR +
 0.360%, FRN
(r)    2.233%, 05/18/18.............................  2,070  2,070,342
Microsoft Corp.
       1.300%, 11/03/18.............................    449    447,319
       4.200%, 06/01/19.............................    300    305,436
Municipality Finance P.L.C.
##     1.250%, 09/10/18.............................    500    498,187
       1.250%, 09/10/18.............................  2,600  2,590,572
       1.250%, 04/18/19.............................  1,450  1,432,382
       1.750%, 05/21/19.............................  2,250  2,231,541
       1.500%, 03/23/20.............................    968    946,619
National Australia Bank, Ltd.
       2.000%, 01/14/19.............................    500    497,736
       1.375%, 07/12/19.............................  1,700  1,671,060
National Australia Bank, Ltd. Floating Rate Note 3M
 USD LIBOR + 0.240%, FRN
(r)##  2.602%, 07/25/19.............................  1,000  1,000,232
(r)##  2.224%, 08/29/19.............................    400    400,294
(r)##  2.928%, 01/10/20.............................    500    502,851
Nederlandse Waterschapsbank NV
##     1.500%, 01/23/19.............................  2,200  2,185,344
       1.875%, 03/13/19.............................  1,500  1,491,742
       1.750%, 09/05/19.............................  1,300  1,284,666
##     1.750%, 09/05/19.............................  1,000    988,205
##     1.250%, 09/09/19.............................    450    441,858
       1.625%, 03/04/20.............................    500    490,200
Nestle Holdings, Inc.
       1.375%, 07/24/18.............................    600    598,776
       2.125%, 01/14/20.............................    500    494,148
Nordea Bank AB
       2.375%, 04/04/19.............................    454    452,477
##     1.625%, 09/30/19.............................    449    440,471

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
Nordea Bank AB Floating Rate Note 3M USD LIBOR +
 0.840%, FRN
(r)##  3.018%, 09/17/18............................. $2,000 $2,005,822
(r)    2.375%, 03/07/19.............................  1,000  1,001,000
(r)    2.618%, 04/10/19.............................  1,000  1,000,552
Novartis Capital Corp.
       1.800%, 02/14/20.............................    200    196,670
NRW Bank
       1.875%, 07/01/19.............................    500    495,670
       1.250%, 07/29/19.............................    260    255,594
       2.000%, 09/23/19.............................    800    792,471
       1.875%, 01/27/20.............................  1,267  1,248,532
Oesterreichische Kontrollbank AG
       1.625%, 03/12/19.............................  2,500  2,482,007
       1.125%, 04/26/19.............................    600    592,098
       1.750%, 01/24/20.............................  2,300  2,264,641
       1.375%, 02/10/20.............................    976    954,469
Ontario, Province of Canada
       1.625%, 01/18/19.............................  2,100  2,087,651
       2.000%, 01/30/19.............................  2,200  2,192,712
       1.250%, 06/17/19.............................  2,123  2,092,068
       4.000%, 10/07/19.............................    300    305,592
       4.400%, 04/14/20.............................  1,100  1,133,527
Oracle Corp.
       2.375%, 01/15/19.............................  1,787  1,788,690
Oracle Corp. Floating Rate Note 3M USD LIBOR +
 0.580%, FRN
(r)    2.928%, 01/15/19.............................    328    329,008
Pfizer, Inc.
       2.100%, 05/15/19.............................  1,013  1,008,320
Quebec, Province of Canada Floating Rate Note 3M
 USD LIBOR + 0.280%, FRN
(r)    2.642%, 07/21/19.............................  3,655  3,664,377
Roche Holdings, Inc. Floating Rate Note 3M USD
 LIBOR + 0.340%, FRN
(r)##  2.642%, 09/30/19.............................  1,300  1,306,097
Royal Bank of Canada
       2.200%, 07/27/18.............................    300    299,901
       2.150%, 03/15/19.............................  2,532  2,522,259
       1.625%, 04/15/19.............................    990    980,559
       1.500%, 07/29/19.............................    810    797,268
       2.125%, 03/02/20.............................  2,050  2,016,323
       2.150%, 03/06/20.............................    500    492,408
Royal Bank of Canada Floating Rate Note 3M USD
 LIBOR + 0.380%, FRN
(r)    2.397%, 03/02/20.............................    923    925,513
Shell International Finance BV
       1.625%, 11/10/18.............................  1,895  1,890,265
       1.375%, 09/12/19.............................    720    707,229
       4.300%, 09/22/19.............................    400    409,264

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Shell International Finance BV Floating Rate Note
 3M USD LIBOR + 0.580%, FRN
(r)  2.391%, 11/10/18............................. $1,000 $1,002,779
(r)  2.421%, 09/12/19.............................  2,078  2,087,242
State of North Rhine-Westphalia Germany
     1.875%, 06/17/19.............................    300    297,605
     1.625%, 07/25/19.............................  1,900  1,877,164
     1.250%, 09/16/19.............................  1,500  1,471,449
     1.625%, 01/22/20.............................  1,200  1,177,321
Statoil ASA
     1.150%, 05/15/18.............................  3,030  3,028,843
     2.250%, 11/08/19.............................  1,371  1,359,032
Statoil ASA Floating Rate Note 3M USD LIBOR +
 0.290%, FRN
(r)  2.129%, 05/15/18.............................    420    420,046
(r)  2.251%, 11/08/18.............................    500    501,014
Svensk Exportkredit AB
     1.250%, 04/12/19.............................    500    494,376
     1.875%, 06/17/19.............................  2,500  2,480,825
     1.125%, 08/28/19.............................    500    490,513
Svensk Exportkredit AB Floating Rate Note 3M USD
 LIBOR + 0.100%, FRN
(r)  2.412%, 10/04/18.............................  2,000  2,001,297
Svenska Handelsbanken Floating Rate Note 3M USD
 LIBOR + 0.400%, FRN
(r)  2.211%, 02/12/19.............................  1,000  1,001,931
(r)  2.582%, 01/22/20.............................    800    798,246
Svenska Handelsbanken AB
     2.500%, 01/25/19.............................  2,950  2,946,754
     2.250%, 06/17/19.............................  2,300  2,285,055
     1.500%, 09/06/19.............................    400    392,469
Svenska Handelsbanken AB Floating Rate Note 3M
 USD LIBOR + 0.490%, FRN
(r)  2.668%, 06/17/19.............................    500    501,849
Swedbank AB
##   2.375%, 02/27/19.............................  1,225  1,220,586
Toronto-Dominion Bank (The)
     2.625%, 09/10/18.............................  2,198  2,199,840
     1.950%, 01/22/19.............................  3,450  3,436,061
     2.125%, 07/02/19.............................    215    213,625
     1.900%, 10/24/19.............................    854    842,172
     2.250%, 11/05/19.............................    300    297,501
Toronto-Dominion Bank (The) Floating Rate Note 3M
 USD LIBOR + 0.840%, FRN
(r)  3.202%, 01/22/19.............................    500    502,579
(r)  2.470%, 08/13/19.............................    500    502,711
Total Capital International SA
     2.125%, 01/10/19.............................    500    498,220

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Total Capital International SA Floating Rate Note
 3M USD LIBOR + 0.570%, FRN
(r)    2.381%, 08/10/18............................. $  750 $    751,259
(r)    2.528%, 06/19/19.............................  1,127    1,130,831
Toyota Motor Credit Corp.
       1.700%, 01/09/19.............................  1,397    1,389,829
       2.100%, 01/17/19.............................    700      698,544
       1.400%, 05/20/19.............................    343      339,076
       2.125%, 07/18/19.............................    187      185,786
       2.200%, 01/10/20.............................  1,830    1,810,922
       2.150%, 03/12/20.............................    200      197,401
Toyota Motor Credit Corp. Floating Rate Note 3M USD
 LIBOR + 0.230%, FRN
(r)    2.069%, 08/15/18.............................    500      500,267
(r)    2.743%, 01/17/19.............................    236      236,407
USAA Capital Corp. Floating Rate Note 3M USD LIBOR
 + 0.230%, FRN
(r)##  2.588%, 02/01/19.............................  3,620    3,623,700
Walmart Inc
       1.750%, 10/09/19.............................  3,330    3,296,957
Westpac Banking Corp.
       2.250%, 01/17/19.............................  3,275    3,268,940
       1.600%, 08/19/19.............................    665      654,446
Westpac Banking Corp. Floating Rate Note 3M USD
 LIBOR + 0.740%, FRN
(r)    2.660%, 11/23/18.............................    250      250,912
(r)    2.530%, 05/13/19.............................  1,000    1,005,659
                                                            ------------
TOTAL BONDS.........................................         232,639,984
                                                            ------------

U.S. TREASURY OBLIGATIONS -- (7.0%)
U.S. Treasury Notes
       0.750%, 02/15/19.............................    500      494,238
       2.750%, 02/15/19.............................  2,700    2,710,969
       0.875%, 09/15/19.............................    500      489,746
       1.000%, 10/15/19.............................  3,200    3,135,375

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
      1.875%, 12/31/19............................. $    6,000 $  5,944,219
      1.250%, 01/31/20.............................        500      489,707
      1.375%, 02/15/20.............................        500      490,390
      1.625%, 03/15/20.............................      1,900    1,870,387
      1.375%, 03/31/20.............................      1,000      979,297
      1.500%, 04/15/20.............................      2,400    2,354,250
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              18,958,578
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             264,951,053
                                                               ------------

CERTIFICATES OF DEPOSIT -- (0.1%)
Nordea Bank AB
      1.610%, 05/02/18.............................        300      299,992
                                                               ------------

COMMERCIAL PAPER -- (1.3%)
Banque et Caisse d'Epargne de l'Etat
      1.730%, 05/02/18.............................      2,000    1,999,809
Export Development Corp.
      2.050%, 06/06/18.............................      1,000      998,089
PSP Capital, Inc.
##    2.100%, 07/16/18.............................        500      497,719
                                                               ------------
TOTAL COMMERCIAL PAPER.............................               3,495,617
                                                               ------------

                                                      SHARES
                                                      ------        -

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government
       Money Market Fund, 1.630%...................  1,842,954    1,842,954
                                                               ------------

SECURITIES LENDING COLLATERAL -- (0.6%)
(S)@  DFA Short Term Investment Fund...............    139,763    1,617,062
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $273,644,943)..............................             $272,206,678
                                                               ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------
                                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                  ---------- ------------ ------- ------------
Agency Obligations...............................................         -- $ 13,352,491   --    $ 13,352,491
Bonds............................................................         --  232,639,984   --     232,639,984
U.S. Treasury Obligations........................................         --   18,958,578   --      18,958,578
Certificates of Deposit..........................................         --      299,992   --         299,992
Commercial Paper.................................................         --    3,495,617   --       3,495,617
Temporary Cash Investments....................................... $1,842,954           --   --       1,842,954
Securities Lending Collateral....................................         --    1,617,062   --       1,617,062
                                                                  ---------- ------------   --    ------------
TOTAL............................................................ $1,842,954 $270,363,724   --    $272,206,678
                                                                  ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (99.0%)
AUSTRALIA -- (9.1%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22............................. EUR   1,900 $ 2,292,129
ASB Finance, Ltd.
    0.500%, 06/10/22............................. EUR     700     844,077
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21.............................         500     486,210
    2.625%, 11/09/22.............................       1,667   1,602,616
Commonwealth Bank of Australia
##  2.000%, 09/06/21.............................       2,000   1,920,170
    3.250%, 01/17/22............................. AUD   1,500   1,136,053
##  2.750%, 03/10/22.............................       1,312   1,279,461
    3.250%, 03/31/22............................. AUD   1,000     755,696
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................         500     478,781
    2.800%, 01/10/22.............................       3,000   2,940,575
    3.250%, 03/24/22............................. AUD   1,500   1,134,644
    2.500%, 05/22/22.............................       1,587   1,531,129
    0.350%, 09/07/22............................. EUR   1,650   1,981,999
Western Australian Treasury Corp.
    2.750%, 10/20/22............................. AUD   3,500   2,645,172
Westpac Banking Corp.
    2.100%, 05/13/21.............................       1,200   1,161,912
    2.800%, 01/11/22.............................       4,400   4,319,999
    0.250%, 01/17/22............................. EUR     600     721,093
    2.500%, 06/28/22.............................       1,412   1,359,469
    2.625%, 12/14/22............................. GBP     400     572,386
                                                              -----------
TOTAL AUSTRALIA..................................              29,163,571
                                                              -----------

AUSTRIA -- (3.7%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22............................. GBP   1,836   2,477,361
Republic of Austria Government Bond
##  0.0%, 09/20/22............................... EUR   7,800   9,448,392
                                                              -----------
TOTAL AUSTRIA....................................              11,925,753
                                                              -----------

BELGIUM -- (2.9%)
Dexia Credit Local SA
    1.875%, 09/15/21.............................       1,000     961,525
    0.625%, 01/21/22............................. EUR   2,400   2,957,798
    0.250%, 06/02/22............................. EUR   2,900   3,516,853
    1.125%, 06/15/22............................. GBP   1,500   2,037,001
                                                              -----------
TOTAL BELGIUM....................................               9,473,177
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CANADA -- (17.7%)
Alberta, Province of Canada
    1.350%, 09/01/21............................. CAD   5,000 $ 3,770,708
Bank of Montreal
    1.900%, 08/27/21.............................       2,530   2,420,906
Bank of Nova Scotia (The)
    2.450%, 03/22/21.............................       1,667   1,630,818
#   2.700%, 03/07/22.............................       2,300   2,241,126
CPPIB Capital, Inc.
    2.250%, 01/25/22.............................       1,500   1,460,098
##  2.250%, 01/25/22.............................       2,000   1,946,798
Export Development Canada
    2.700%, 10/24/22............................. AUD   3,000   2,251,795
Province of British Columbia Canada
    3.250%, 12/18/21............................. CAD   2,500   2,006,601
Province of Manitoba Canada
    1.550%, 09/05/21............................. CAD   3,200   2,428,007
    2.125%, 05/04/22.............................       2,000   1,922,351
Province of Ontario Canada
    2.400%, 02/08/22.............................       5,000   4,870,177
    3.150%, 06/02/22............................. CAD   3,300   2,636,607
Province of Quebec Canada
    2.375%, 01/31/22.............................       5,500   5,361,523
    0.875%, 05/24/22............................. GBP     800   1,078,118
    3.500%, 12/01/22............................. CAD   3,200   2,598,382
Royal Bank of Canada
    2.750%, 02/01/22.............................       5,683   5,567,483
    1.968%, 03/02/22............................. CAD   4,611   3,487,941
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................         780     757,037
    1.800%, 07/13/21.............................       3,000   2,870,789
    1.994%, 03/23/22............................. CAD   7,500   5,682,815
                                                              -----------
TOTAL CANADA.....................................              56,990,080
                                                              -----------

DENMARK -- (0.5%)
Kommunekredit
    0.0%, 09/08/22............................... EUR   1,429   1,715,819
                                                              -----------

FINLAND -- (2.1%)
Finland Government Bond
##  1.625%, 09/15/22............................. EUR   2,500   3,245,768
##  1.500%, 04/15/23............................. EUR     700     906,149
OP Corporate Bank P.L.C.
    0.750%, 03/03/22............................. EUR     200     245,262
    0.375%, 10/11/22............................. EUR   1,900   2,285,847
                                                              -----------
TOTAL FINLAND....................................               6,683,026
                                                              -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
FRANCE -- (6.9%)
Agence Francaise de Developpement
    0.125%, 04/30/22............................. EUR   1,700 $ 2,054,513
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22.............................         500     479,585
    0.125%, 11/25/22............................. EUR   5,500   6,665,284
French Republic Government Bond OAT
    --%, 05/25/22................................ EUR   3,940   4,780,148
    2.250%, 10/25/22............................. EUR     900   1,199,632
    --%, 03/25/23................................ EUR   1,100   1,325,195
Sanofi
    1.125%, 03/10/22............................. EUR     100     124,861
Total Capital Canada, Ltd.
    1.125%, 03/18/22............................. EUR   2,500   3,121,515
Unedic Asseo
    0.875%, 10/25/22............................. EUR   1,800   2,252,086
UNEDIC ASSEO
    2.250%, 04/05/23............................. EUR     100     133,112
                                                              -----------
TOTAL FRANCE.....................................              22,135,931
                                                              -----------

GERMANY -- (6.6%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22............................. EUR   1,487   1,964,890
FMS Wertmanagement AoeR
    0.875%, 02/14/22............................. GBP     400     544,468
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22.............................       2,000   1,980,722
    2.125%, 03/07/22.............................       1,000     971,560
    0.875%, 03/15/22............................. GBP     130     176,806
    0.625%, 07/04/22............................. EUR   1,300   1,612,918
    --%, 12/15/22................................ EUR     500     602,547
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 03/07/22............................. GBP     100     135,541
Landwirtschaftliche Rentenbank
    1.250%, 05/20/22............................. EUR     800   1,016,739
    2.700%, 09/05/22............................. AUD   2,000   1,503,050
    0.250%, 11/24/22............................. EUR     900   1,095,786
NRW Bank
    --%, 08/10/22................................ EUR   2,000   2,409,461
    --%, 11/11/22................................ EUR     500     601,053
State of North Rhine- Westphalia Germany
    --%, 12/05/22................................ EUR   4,080   4,907,013
    0.375%, 02/16/23............................. EUR   1,350   1,649,523
                                                              -----------
TOTAL GERMANY....................................              21,172,077
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
JAPAN -- (2.8%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22............................. CAD   6,750 $ 5,108,698
    2.350%, 07/18/22............................. CAD     800     611,008
Toyota Motor Credit Corp.
    2.750%, 05/17/21.............................       2,000   1,981,001
    2.600%, 01/11/22.............................       1,218   1,192,160
    0.750%, 07/21/22............................. EUR     100     122,746
                                                              -----------
TOTAL JAPAN......................................               9,015,613
                                                              -----------

NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten NV
##  2.375%, 02/01/22.............................       3,000   2,930,664
    1.000%, 03/15/22............................. GBP     850   1,158,024
    1.000%, 06/17/22............................. GBP   2,000   2,720,598
    0.500%, 08/26/22............................. EUR     300     369,062
Cooperatieve Rabobank UA
    4.500%, 01/11/21.............................       1,000   1,033,211
    2.500%, 01/19/21.............................       3,200   3,144,775
    0.125%, 10/11/21............................. EUR     300     361,313
    2.750%, 01/10/22.............................       1,300   1,271,112
    4.000%, 01/11/22............................. EUR     850   1,167,532
    4.750%, 06/06/22............................. EUR     300     426,821
    0.500%, 12/06/22............................. EUR     650     787,109
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22.............................       4,500   4,308,057
    0.500%, 10/27/22............................. EUR     200     245,604
    0.500%, 01/19/23............................. EUR     100     122,727
Netherlands Government Bond
    3.750%, 01/15/23............................. EUR   1,500   2,138,719
Shell International Finance BV
    1.750%, 09/12/21.............................       4,000   3,835,189
    1.250%, 03/15/22............................. EUR   2,292   2,872,705
    1.000%, 04/06/22............................. EUR   1,600   1,987,259
                                                              -----------
TOTAL NETHERLANDS................................              30,880,481
                                                              -----------

NORWAY -- (2.5%)
Kommunalbanken A.S.
    2.250%, 01/25/22.............................       6,700   6,522,671
Statoil ASA
    0.875%, 02/17/23............................. EUR   1,250   1,538,256
                                                              -----------
TOTAL NORWAY.....................................               8,060,927
                                                              -----------

SINGAPORE -- (0.7%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22............................. EUR   1,970   2,409,770
                                                              -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.5%)
Council Of Europe Development Bank
    0.375%, 10/27/22............................. EUR     150 $   183,696
European Financial Stability Facility
    0.0%, 11/17/22............................... EUR   8,004   9,653,391
European Investment Bank
    1.625%, 03/15/23............................. EUR     400     518,094
European Stability Mechanism
    0.0%, 10/18/22............................... EUR   7,950   9,588,311
Inter-American Development Bank
    3.750%, 07/25/22............................. AUD   2,250   1,764,221
International Bank for Reconstruction &
 Development
    2.600%, 09/20/22............................. AUD   2,000   1,498,736
International Finance Corp.
    2.800%, 08/15/22............................. AUD   2,500   1,889,729
Nordic Investment Bank
    2.125%, 02/01/22.............................       2,500   2,430,089
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              27,526,267
                                                              -----------

SWEDEN -- (8.7%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22............................. SEK  68,000   7,757,886
Nordea Bank AB
##  2.500%, 09/17/20.............................       2,000   1,969,111
    2.000%, 02/17/21............................. EUR     150     190,886
##  2.250%, 05/27/21.............................       2,000   1,939,421
    3.250%, 07/05/22............................. EUR     500     675,717
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22............................. EUR   1,500   1,810,934
    1.250%, 08/05/22............................. GBP     100     135,414
Svenska Handelsbanken AB
    2.450%, 03/30/21.............................       1,703   1,664,048
    0.250%, 02/28/22............................. EUR   1,047   1,261,515
    1.125%, 12/14/22............................. EUR   2,700   3,360,617
Sweden Government Bond
    3.500%, 06/01/22............................. SEK  56,000   7,365,308
                                                              -----------
TOTAL SWEDEN.....................................              28,130,857
                                                              -----------

SWITZERLAND -- (0.5%)
Nestle Finance International, Ltd.
    1.750%, 09/12/22............................. EUR     500     642,387

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SWITZERLAND -- (Continued)
Novartis Capital Corp.
#   2.400%, 05/17/22.............................         958 $  930,490
                                                              ----------
TOTAL SWITZERLAND................................              1,572,877
                                                              ----------

UNITED STATES -- (16.2%)
3M Co.
    0.375%, 02/15/22............................. EUR   1,500  1,824,630
Apple, Inc.
    2.250%, 02/23/21.............................       1,891  1,859,032
    1.550%, 08/04/21.............................       1,000    955,420
    2.500%, 02/09/22.............................       1,700  1,665,846
    2.300%, 05/11/22.............................       1,500  1,453,135
    1.000%, 11/10/22............................. EUR   2,550  3,178,397
Chevron Corp.
    2.411%, 03/03/22.............................         500    487,260
#   2.498%, 03/03/22.............................       3,500  3,426,845
Coca-Cola Co. (The)
#   3.300%, 09/01/21.............................       1,000  1,011,276
    2.200%, 05/25/22.............................         210    203,174
    1.125%, 09/22/22............................. EUR     640    799,262
    0.750%, 03/09/23............................. EUR   3,100  3,796,571
Colgate-Palmolive Co.
    2.300%, 05/03/22.............................       3,487  3,389,213
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................       1,600  1,563,971
General Electric Co.
    0.375%, 05/17/22............................. EUR     700    840,299
    0.375%, 05/17/22............................. EUR     600    720,256
International Business Machines Corp.
    2.500%, 01/27/22.............................       1,000    974,128
Johnson & Johnson
    2.250%, 03/03/22.............................       1,200  1,167,696
Merck & Co., Inc.
    2.350%, 02/10/22.............................       2,500  2,434,088
Microsoft Corp.
    1.550%, 08/08/21.............................       1,500  1,437,336
#   2.400%, 02/06/22.............................       3,621  3,539,291
Oracle Corp.
#   2.800%, 07/08/21.............................       2,707  2,693,889
#   1.900%, 09/15/21.............................       3,500  3,376,977
    2.500%, 05/15/22.............................       2,250  2,195,619
Pfizer, Inc.
#   2.200%, 12/15/21.............................       2,000  1,951,804
    0.250%, 03/06/22............................. EUR   1,050  1,266,951
Procter & Gamble Co. (The)
    2.300%, 02/06/22.............................       1,000    974,831
    2.150%, 08/11/22.............................       1,474  1,419,520
    2.000%, 08/16/22............................. EUR     100    129,374
Toyota Motor Credit Corp.
    2.375%, 02/01/23............................. EUR      43     56,550

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
US Bank NA
    2.850%, 01/23/23.............................         750 $    737,255
Walmart, Inc.
    1.900%, 04/08/22............................. EUR     500      640,174
                                                              ------------
TOTAL UNITED STATES..............................               52,170,070
                                                              ------------
TOTAL BONDS......................................              319,026,296
                                                              ------------
TOTAL INVESTMENT SECURITIES......................              319,026,296
                                                              ------------

                                                      SHARES     VALUE+
                                                      ------     ------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund...............   273,896 $  3,168,978
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $326,921,936)..............................            $322,195,274
                                                              ============

At April 30, 2018, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                   UNREALIZED
                                                                                                    FOREIGN
                                                                                                    EXCHANGE
                                                                           SETTLEMENT             APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY                        DATE               (DEPRECIATION)
------------------ --------------- ---------------------------- ------------------               --------------
USD     4,646,008  AUD   6,043,155 JP Morgan                                07/06/18               $   95,372
USD     2,800,286  GBP   1,959,190 State Street Bank and Trust              07/09/18                   94,032
USD     8,598,028  GBP   6,043,454 UBS AG                                   07/09/18                  250,128
USD    16,200,535  CAD  20,363,561 JP Morgan                                07/13/18                  313,404
USD     1,139,826  CAD   1,450,476 Citibank, N.A.                           07/17/18                    8,108
USD    10,952,007  CAD  13,726,741 JP Morgan                                07/17/18                  241,866
USD    15,931,306  SEK 132,898,558 State Street Bank and Trust              07/17/18                  664,604
USD    10,375,289  AUD  13,482,070 UBS AG                                   07/20/18                  221,882
USD       468,561  EUR     383,901 Citibank, N.A.                           07/26/18                    1,931
USD       607,734  EUR     499,817 Citibank, N.A.                           07/26/18                      207
USD   124,501,190  EUR 101,551,173 State Street Bank and Trust              07/26/18                1,066,007
                                                                                                   ----------
                                                                TOTAL APPRECIATION                 $2,957,541

USD       788,912  CAD   1,011,378 State Street Bank and Trust              07/17/18               $     (204)
                                                                                                   ----------
                                                                TOTAL (DEPRECIATION)               $     (204)
                                                                                                   ----------
                                                                TOTAL APPRECIATION
                                                                (DEPRECIATION)                     $2,957,337
                                                                                                   ==========

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------
                                                                  LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                                  ------- ------------ ------- ------------
Bonds
 Australia.......................................................   --    $ 29,163,571   --    $ 29,163,571
 Austria.........................................................   --      11,925,753   --      11,925,753
 Belgium.........................................................   --       9,473,177   --       9,473,177
 Canada..........................................................   --      56,990,080   --      56,990,080
 Denmark.........................................................   --       1,715,819   --       1,715,819
 Finland.........................................................   --       6,683,026   --       6,683,026
 France..........................................................   --      22,135,931   --      22,135,931
 Germany.........................................................   --      21,172,077   --      21,172,077
 Japan...........................................................   --       9,015,613   --       9,015,613
 Netherlands.....................................................   --      30,880,481   --      30,880,481
 Norway..........................................................   --       8,060,927   --       8,060,927
 Singapore.......................................................   --       2,409,770   --       2,409,770
 Supranational Organization Obligations..........................   --      27,526,267   --      27,526,267
 Sweden..........................................................   --      28,130,857   --      28,130,857
 Switzerland.....................................................   --       1,572,877   --       1,572,877
 United States...................................................   --      52,170,070   --      52,170,070
Securities Lending Collateral....................................   --       3,168,978   --       3,168,978
Forward Currency Contracts**.....................................   --       2,957,337   --       2,957,337
                                                                    --    ------------   --    ------------
TOTAL............................................................   --    $325,152,611   --    $325,152,611
                                                                    ==    ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^    VALUE+
                                                             --------- ------------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
 0.625%, 01/15/24........................................... $  1,050  $  1,117,046
 0.125%, 07/15/24...........................................    6,850     6,957,191
 0.250%, 01/15/25...........................................   11,240    11,451,768
 2.375%, 01/15/25...........................................    5,735     8,402,996
 0.375%, 07/15/25...........................................   10,040    10,312,952
 0.625%, 01/15/26...........................................   11,050    11,474,018
 2.000%, 01/15/26...........................................    5,090     6,994,204
 0.125%, 07/15/26...........................................    7,750     7,676,888
 0.375%, 01/15/27...........................................   10,700    10,669,486
 2.375%, 01/15/27...........................................    4,175     5,858,315
 0.375%, 07/15/27...........................................   12,150    11,973,373
 1.750%, 01/15/28...........................................    4,730     6,128,614
 3.625%, 04/15/28...........................................    3,292     6,436,369
 2.500%, 01/15/29...........................................    4,200     5,716,319
 3.875%, 04/15/29...........................................    3,040     6,069,245
 3.375%, 04/15/32...........................................    1,420     2,651,039
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................            119,889,823
                                                                       ------------
TOTAL INVESTMENT SECURITIES.................................            119,889,823
                                                                       ------------

                                                              SHARES
                                                             ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
 Fund, 1.630%...............................................  244,525       244,525
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $122,917,281)...........           $120,134,348
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ------------------------------------------
                                                                  LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                                                  -------- ------------ ------- ------------
U.S. Treasury Obligations........................................       -- $119,889,823   --    $119,889,823
Temporary Cash Investments....................................... $244,525           --   --         244,525
                                                                  -------- ------------   --    ------------
TOTAL............................................................ $244,525 $119,889,823   --    $120,134,348
                                                                  ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                              SHARES      VALUE+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 1,977,428 $ 42,158,757
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 1,349,064   19,709,818
Investment in DFA Selectively Hedged Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc.......... 1,875,173   17,814,145
Investment in VA Global Bond Portfolio of DFA Investment
  Dimensions Group Inc...................................... 1,683,756   17,814,143
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...........................   666,727   15,094,703
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   321,315    7,486,643
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.......................   721,596    7,136,588
Investment in VA Short-Term Fixed Portfolio of DFA
  Investment Dimensions Group Inc...........................   700,958    7,135,757
Investment in VA U.S. Large Value Portfolio of DFA
  Investment Dimensions Group Inc...........................   114,609    3,014,223
Investment in VA International Value Portfolio of DFA
  Investment Dimensions Group Inc...........................   159,523    2,207,792
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc...........................    65,476    2,146,950
                                                                       ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $120,428,943)..........................           $141,719,519
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  -----------------------------------------
                                                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                                  ------------ ------- ------- ------------
Affiliated Investment Companies.................................. $141,719,519   --      --    $141,719,519
                                                                  ------------   --      --    ------------
TOTAL............................................................ $141,719,519   --      --    $141,719,519
                                                                  ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                        VA EQUITY ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2018
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc.................... 358,727 $ 8,121,581
 Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc....................... 316,987   6,520,425
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................... 328,217   4,795,257
 Investment in VA U.S. Targeted Value Portfolio of
   DFA Investment Dimensions Group Inc.................... 186,720   3,641,034
 Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................... 108,131   2,519,461
 Investment in VA U.S. Large Value Portfolio of
   DFA Investment Dimensions Group Inc....................  76,616   2,015,006
 Investment in VA International Small Portfolio of
   DFA Investment Dimensions Group Inc.................... 104,566   1,474,380
 Investment in VA International Value Portfolio of
   DFA Investment Dimensions Group Inc....................  79,668   1,102,607
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc....................  22,137     725,887
                                                                   -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $29,595,691)..................................         $30,915,638
                                                                   ===========

Summary of the Portfolio's investments as of April 30, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------
                                                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                                  -----------  ------- ------- -----------
Affiliated Investment Companies.................................. $30,915,638    --      --    $30,915,638
                                                                  -----------    --      --    -----------
TOTAL............................................................ $30,915,638    --      --    $30,915,638
                                                                  ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       VA U.S.                             VA               VA
                                                    TARGETED VALUE  VA U.S. LARGE    INTERNATIONAL    INTERNATIONAL
                                                      PORTFOLIO*   VALUE PORTFOLIO* VALUE PORTFOLIO* SMALL PORTFOLIO*
                                                    -------------- ---------------- ---------------- ----------------
ASSETS:
Investments at Value (including $41,478, $8,773,
 $25,329 and $23,798 of securities on loan,
 respectively)..................................... $      341,419  $      434,322   $      290,316   $      240,714
Temporary Cash Investments at Value & Cost.........          2,140             948               --               --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $24,705,
 $5,206, $23,470 and $22,173)......................         24,705           5,206           23,470           22,173
Foreign Currencies at Value........................             18              --            1,176              993
Cash...............................................             --              --              691               --
Receivables:
  Investment Securities Sold.......................            674             509              120              733
  Dividends, Interest and Tax Reclaims.............             98             480            1,669            1,114
  Securities Lending Income........................             18               2               27               56
  Fund Shares Sold.................................            176             354              142              156
Prepaid Expenses and Other Assets..................              2               1               --               --
                                                    --------------  --------------   --------------   --------------
     Total Assets..................................        369,250         441,822          317,611          265,939
                                                    --------------  --------------   --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         24,703           5,205           23,471           22,175
  Investment Securities Purchased..................          1,848             677            1,492              880
  Fund Shares Redeemed.............................             52             117               47               99
  Due to Advisor...................................             99              90               95              100
  Line of Credit...................................             --              --               --              785
Accrued Expenses and Other Liabilities.............             24              25               51               69
                                                    --------------  --------------   --------------   --------------
     Total Liabilities.............................         26,726           6,114           25,156           24,108
                                                    --------------  --------------   --------------   --------------
NET ASSETS......................................... $      342,524  $      435,708   $      292,455   $      241,831
                                                    ==============  ==============   ==============   ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)............     17,567,948      16,567,144       21,124,779       17,148,221
                                                    ==============  ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE........................ $        19.50  $        26.30   $        13.84   $        14.10
                                                    ==============  ==============   ==============   ==============
Investments at Cost................................ $      299,788  $      331,842   $      259,725   $      203,076
                                                    ==============  ==============   ==============   ==============
Foreign Currencies at Cost......................... $           19  $           --   $        1,200   $        1,007
                                                    ==============  ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $      287,256  $      325,058   $      260,132   $      198,912
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            959           2,713            2,983             (183)
Accumulated Net Realized Gain (Loss)...............         12,679           5,457           (1,200)           5,504
Net Unrealized Foreign Exchange Gain (Loss)........             --              --              (27)             (26)
Net Unrealized Appreciation (Depreciation).........         41,630         102,480           30,567           37,624
                                                    --------------  --------------   --------------   --------------
NET ASSETS......................................... $      342,524  $      435,708   $      292,455   $      241,831
                                                    ==============  ==============   ==============   ==============
(1) NUMBER OF SHARES AUTHORIZED....................  1,000,000,000   1,000,000,000    1,000,000,000    1,000,000,000
                                                    ==============  ==============   ==============   ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        VIT INFLATION-
                                                                          VA SHORT-                       PROTECTED
                                                                          TERM FIXED       VA GLOBAL      SECURITIES
                                                                          PORTFOLIO*    BOND PORTFOLIO*   PORTFOLIO
                                                                        --------------  --------------- --------------
ASSETS:
Investments at Value (including $1,584, $3,098 and $0 of securities on
 loan, respectively)................................................... $      268,747  $      319,026  $      119,890
Temporary Cash Investments at Value & Cost.............................          1,843              --             245
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1,617, $3,169 and $0).............................          1,617           3,169              --
Foreign Currencies at Value............................................             --             105              --
Cash...................................................................             --           3,908              --
Receivables:
  Investment Securities Sold...........................................          2,103              --              --
  Dividends, Interest and Tax Reclaims.................................          1,166           1,559             284
  Securities Lending Income............................................              1               1              --
  Fund Shares Sold.....................................................            470             141              26
  Unrealized Gain on Forward Currency Contracts........................             --           2,958              --
                                                                        --------------  --------------  --------------
     Total Assets......................................................        275,947         330,867         120,445
                                                                        --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................          1,618           3,170              --
  Investment Securities Purchased......................................          2,904             879              --
  Fund Shares Redeemed.................................................             84              72              --
  Due to Advisor.......................................................             55              58              10
Unrealized Loss on Foreign Currency Contracts..........................             --               2              --
Accrued Expenses and Other Liabilities.................................             19              23               8
                                                                        --------------  --------------  --------------
     Total Liabilities.................................................          4,680           4,204              18
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $      271,267  $      326,663  $      120,427
                                                                        ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................     26,636,714      30,872,575      12,234,234
                                                                        ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................. $        10.18  $        10.58  $         9.84
                                                                        ==============  ==============  ==============
Investments at Cost.................................................... $      270,185  $      323,753  $      122,672
                                                                        ==============  ==============  ==============
Foreign Currencies at Cost............................................. $           --  $          106  $           --
                                                                        ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $      271,672  $      330,482  $      123,307
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          1,348             (41)            527
Accumulated Net Realized Gain (Loss)...................................           (315)         (1,987)           (625)
Net Unrealized Foreign Exchange Gain (Loss)............................             --           2,937              --
Net Unrealized Appreciation (Depreciation).............................         (1,438)         (4,728)         (2,782)
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $      271,267  $      326,663  $      120,427
                                                                        ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED........................................  1,000,000,000   1,000,000,000   1,000,000,000
                                                                        ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2018
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA VA
                                                                      GLOBAL
                                                                     MODERATE      VA EQUITY
                                                                    ALLOCATION     ALLOCATION
                                                                    PORTFOLIO      PORTFOLIO
                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $      141,720  $     30,916
Cash.............................................................             --            16
Receivables:
 Investment Securities/Affiliated Investment Companies Sold......            115            --
 Fund Shares Sold................................................              1            17
 From Advisor....................................................             --             5
Deferred Offering Costs..........................................             --             5
                                                                  --------------  ------------
     Total Assets................................................        141,836        30,959
                                                                  --------------  ------------
LIABILITIES:
Payables:
 Due to Custodian................................................             44            --
 Fund Shares Redeemed............................................              4            --
 Due to Advisor..................................................             17            --
Accrued Expenses and Other Liabilities...........................              7            20
                                                                  --------------  ------------
     Total Liabilities...........................................             72            20
                                                                  --------------  ------------
NET ASSETS....................................................... $      141,764  $     30,939
                                                                  ==============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................     11,116,216     2,827,570
                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $        12.75  $      10.94
                                                                  ==============  ============
Investments in Affiliated Investment Companies at Cost........... $      120,429  $     29,596
                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $      120,632  $     29,393
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................             19           (39)
Accumulated Net Realized Gain (Loss).............................           (178)          265
Net Unrealized Appreciation (Depreciation).......................         21,291         1,320
                                                                  --------------  ------------
NET ASSETS....................................................... $      141,764  $     30,939
                                                                  ==============  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  1,000,000,000   500,000,000
                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  VA U.S.                      VA            VA
                                                                  TARGETED  VA U.S. LARGE INTERNATIONAL INTERNATIONAL
                                                                   VALUE        VALUE         VALUE         SMALL
                                                                 PORTFOLIO#  PORTFOLIO#    PORTFOLIO#    PORTFOLIO#
                                                                 ---------- ------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $488 and
   $242, respectively)..........................................  $ 2,548      $ 4,650       $ 4,425       $2,704
  Non Cash Income...............................................       --           --           241           --
  Income from Securities Lending................................      161            9            90          302
                                                                  -------      -------       -------       ------
     Total Investment Income....................................    2,709        4,659         4,756        3,006
                                                                  -------      -------       -------       ------
EXPENSES
  Investment Management Fees....................................      604          525           549          594
  Accounting & Transfer Agent Fees..............................        8           10            11           10
  Custodian Fees................................................        5            3            19           49
  Shareholders' Reports.........................................        2            3             2            3
  Directors'/Trustees' Fees & Expenses..........................        1            2             1            1
  Professional Fees.............................................        3            4             1            2
  Other.........................................................        9            5             7            7
                                                                  -------      -------       -------       ------
     Total Expenses.............................................      632          552           590          666
                                                                  -------      -------       -------       ------
  Fees Paid Indirectly (Note C).................................       --           --            (3)          (2)
                                                                  -------      -------       -------       ------
  Net Expenses..................................................      632          552           587          664
                                                                  -------      -------       -------       ------
  NET INVESTMENT INCOME (LOSS)..................................    2,077        4,107         4,169        2,342
                                                                  -------      -------       -------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................   12,726        5,698         5,278        5,646
    Affiliated Investment Companies Shares Sold.................       (2)          (1)           (3)          (2)
    Foreign Currency Transactions...............................       --           --           (12)         (14)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   (4,998)       3,016         3,241          757
    Affiliated Investment Companies Shares......................       (1)          --             2           (1)
    Translation of Foreign Currency Denominated Amounts.........       --           --           (26)         (24)
                                                                  -------      -------       -------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    7,725        8,713         8,480        6,362
                                                                  -------      -------       -------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $ 9,802      $12,820       $12,649       $8,704
                                                                  =======      =======       =======       ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        VIT INFLATION-
                                                                  VA SHORT-  VA GLOBAL    PROTECTED
                                                                  TERM FIXED    BOND      SECURITIES
                                                                  PORTFOLIO# PORTFOLIO#   PORTFOLIO
                                                                  ---------- ---------- --------------
INVESTMENT INCOME
 Interest........................................................  $ 2,249    $ 2,363      $ 1,826
 Income from Securities Lending..................................        5          3           --
                                                                   -------    -------      -------
     Total Investment Income.....................................    2,254      2,366        1,826
                                                                   -------    -------      -------
EXPENSES
 Investment Management Fees......................................      329        343           60
 Accounting & Transfer Agent Fees................................        6          7            3
 Custodian Fees..................................................        4          6            1
 Shareholders' Reports...........................................        2          2            1
 Directors'/Trustees' Fees & Expenses............................        1          1           --
 Professional Fees...............................................        2          3            1
 Other...........................................................        4          5            1
                                                                   -------    -------      -------
     Total Expenses..............................................      348        367           67
                                                                   -------    -------      -------
 Fees Paid Indirectly (Note C)...................................       --         (2)          --
                                                                   -------    -------      -------
 Net Expenses....................................................      348        365           67
                                                                   -------    -------      -------
 NET INVESTMENT INCOME (LOSS)....................................    1,906      2,001        1,759
                                                                   -------    -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**..................................     (221)    (1,205)        (427)
   Affiliated Investment Companies Shares Sold...................       (1)        (2)          --
   Foreign Currency Transactions.................................       --         10           --
   Forward Currency Contracts....................................       --       (788)          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency....................   (1,143)    (4,058)      (1,845)
   Translation of Foreign Currency Denominated Amounts...........       --        (16)          --
   Forward Currency Contracts....................................       --      1,649           --
                                                                   -------    -------      -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (1,365)    (4,410)      (2,272)
                                                                   -------    -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $   541    $(2,409)     $  (513)
                                                                   =======    =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2018
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA VA
                                                                                               GLOBAL
                                                                                              MODERATE  VA EQUITY
                                                                                             ALLOCATION ALLOCATION
                                                                                             PORTFOLIO* PORTFOLIO*
                                                                                             ---------- ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies........................   $1,524      $242
                                                                                               ------      ----
     Total Investment Income................................................................    1,524       242
                                                                                               ------      ----
EXPENSES
  Investment Management Fees................................................................      178        37
  Shareholders' Reports.....................................................................        4        --
  Directors'/Trustees' Fees & Expenses......................................................        1        --
  Professional Fees.........................................................................        1        --
  Legal Fees................................................................................       --        25
  Organizational & Offering Costs...........................................................       --        13
  Other.....................................................................................       --         2
                                                                                               ------      ----
     Total Expenses.........................................................................      184        77
                                                                                               ------      ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (71)      (59)
                                                                                               ------      ----
  Net Expenses..............................................................................      113        18
                                                                                               ------      ----
  NET INVESTMENT INCOME (LOSS)..............................................................    1,411       224
                                                                                               ------      ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies..................      607       292
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................       --        --
    Affiliated Investment Companies Shares Sold.............................................     (153)      (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..................................................    1,170       182
                                                                                               ------      ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    1,624       447
                                                                                               ------      ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $3,035      $671
                                                                                               ======      ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Underlying Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     VA U.S. TARGETED VALUE  VA U.S. LARGE VALUE
                                                                           PORTFOLIO              PORTFOLIO
                                                                     --------------------   --------------------
                                                                     SIX MONTHS     YEAR    SIX MONTHS    YEAR
                                                                        ENDED      ENDED       ENDED     ENDED
                                                                      APRIL 30,   OCT. 31,   APRIL 30,  OCT. 31,
                                                                        2018        2017       2018       2017
                                                                     -----------  --------  ----------- --------
                                                                     (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................  $  2,077    $  3,195   $  4,107   $  6,660
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................................    12,726      21,107      5,698     15,214
    Affiliated Investment Companies Shares Sold.....................        (2)          3         (1)         1
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (4,998)     35,722      3,016     45,692
    Affiliated Investment Companies Shares Sold.....................        (1)         (6)        --         (2)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................     9,802      60,021     12,820     67,565
                                                                      --------    --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (3,529)     (2,744)    (6,971)    (5,480)
  Net Short-Term Gains..............................................    (6,794)     (1,306)      (999)        --
  Net Long-Term Gains...............................................   (14,148)     (8,434)   (14,206)    (2,097)
                                                                      --------    --------   --------   --------
     Total Distributions............................................   (24,471)    (12,484)   (22,176)    (7,577)
                                                                      --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................    50,098      91,061     81,469     97,683
  Shares Issued in Lieu of Cash Distributions.......................    24,237      12,361     22,127      7,558
  Shares Redeemed...................................................   (43,947)    (71,257)   (33,096)   (60,910)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    30,388      32,165     70,500     44,331
                                                                      --------    --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    15,719      79,702     61,144    104,319
NET ASSETS
  Beginning of Period...............................................   326,805     247,103    374,564    270,245
                                                                      --------    --------   --------   --------
  End of Period.....................................................  $342,524    $326,805   $435,708   $374,564
                                                                      ========    ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     2,498       4,705      3,007      3,903
  Shares Issued in Lieu of Cash Distributions.......................     1,268         639        842        314
  Shares Redeemed...................................................    (2,203)     (3,685)    (1,218)    (2,441)
                                                                      --------    --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,563       1,659      2,631      1,776
                                                                      ========    ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).................................................  $    959    $  2,411   $  2,713   $  5,577

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 VA INTERNATIONAL VALUE VA INTERNATIONAL SMALL
                                                                       PORTFOLIO              PORTFOLIO
                                                                 --------------------   --------------------
                                                                 SIX MONTHS     YEAR    SIX MONTHS     YEAR
                                                                    ENDED      ENDED       ENDED      ENDED
                                                                  APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,
                                                                    2018        2017       2018        2017
                                                                 -----------  --------  -----------  --------
                                                                 (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................................  $  4,169    $  6,625   $  2,342    $  3,989
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     5,278       1,824      5,646       6,077
    Affiliated Investment Companies Shares Sold.................        (3)         --         (2)         (1)
    Futures.....................................................        --          10         --          --
    Foreign Currency Transactions...............................       (12)        (58)       (14)         11
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     3,241      41,266        757      35,262
    Affiliated Investment Companies Shares Sold.................         2          (1)        (1)         (2)
    Translation of Foreign Currency Denominated Amounts.........       (26)         21        (24)         12
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    12,649      49,687      8,704      45,348
                                                                  --------    --------   --------    --------
Distributions From:
  Net Investment Income.........................................    (7,102)     (5,740)    (5,501)     (3,623)
  Net Short-Term Gains..........................................        --          --       (796)       (967)
  Net Long-Term Gains...........................................        --          --     (5,190)       (293)
                                                                  --------    --------   --------    --------
     Total Distributions........................................    (7,102)     (5,740)   (11,487)     (4,883)
                                                                  --------    --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................    45,183      62,915     36,688      58,382
  Shares Issued in Lieu of Cash Distributions...................     7,081       5,721     11,354       4,814
  Shares Redeemed...............................................   (17,484)    (40,223)   (30,613)    (27,685)
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....    34,780      28,413     17,429      35,511
                                                                  --------    --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    40,327      72,360     14,646      75,976
NET ASSETS
  Beginning of Period...........................................   252,128     179,768    227,185     151,209
                                                                  --------    --------   --------    --------
  End of Period.................................................  $292,455    $252,128   $241,831    $227,185
                                                                  ========    ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     3,279       5,186      2,586       4,648
  Shares Issued in Lieu of Cash Distributions...................       531         511        833         428
  Shares Redeemed...............................................    (1,271)     (3,330)    (2,160)     (2,164)
                                                                  --------    --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed....     2,539       2,367      1,259       2,912
                                                                  ========    ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME).........................................  $  2,983    $  5,916   $   (183)   $  2,976

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      VA SHORT-TERM FIXED                           VIT INFLATION-PROTECTED
                                                           PORTFOLIO       VA GLOBAL BOND PORTFOLIO SECURITIES PORTFOLIO
                                                     --------------------  -----------------------  ----------------------
                                                     SIX MONTHS    YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                        ENDED     ENDED       ENDED       ENDED        ENDED      ENDED
                                                      APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                        2018       2017       2018         2017        2018        2017
                                                     ----------- --------  -----------   --------   -----------  --------
                                                     (UNAUDITED)           (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................  $  1,906   $  2,326   $  2,001     $  4,696    $  1,759    $  2,064
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      (221)       (77)    (1,205)         129        (427)        (88)
    Affiliated Investment Companies Shares Sold.....        (1)        --         (2)          --          --          --
    Foreign Currency Transactions...................        --         --         10          (16)         --          --
    Forward Currency Contracts......................        --         --       (788)        (445)         --          --
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency......    (1,143)      (350)    (4,058)      (2,728)     (1,845)     (1,958)
    Translation of Foreign Currency Denominated
     Amounts........................................        --         --        (16)          (5)         --          --
    Forward Currency Contracts......................        --         --      1,649        1,245          --          --
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................       541      1,899     (2,409)       2,876        (513)         18
                                                      --------   --------   --------     --------    --------    --------
Distributions From:
  Net Investment Income.............................    (2,602)    (1,351)    (5,516)      (4,547)     (2,974)     (1,145)
  Net Short-Term Gains..............................        --         --         --         (163)         --         (50)
  Net Long-Term Gains...............................        --         --       (150)      (1,280)         --         (10)
                                                      --------   --------   --------     --------    --------    --------
     Total Distributions............................    (2,602)    (1,351)    (5,666)      (5,990)     (2,974)     (1,205)
                                                      --------   --------   --------     --------    --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................    56,640     93,096     43,375       79,707      16,176      46,171
  Shares Issued in Lieu of Cash Distributions.......     2,596      1,348      5,594        5,915       2,974       1,205
  Shares Redeemed...................................   (35,980)   (37,792)   (24,551)     (40,917)    (13,873)    (21,250)
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    23,256     56,652     24,418       44,705       5,277      26,126
                                                      --------   --------   --------     --------    --------    --------
     Total Increase (Decrease) in Net Assets........    21,195     57,200     16,343       41,591       1,790      24,939
NET ASSETS
  Beginning of Period...............................   250,072    192,872    310,320      268,729     118,637      93,698
                                                      --------   --------   --------     --------    --------    --------
  End of Period.....................................  $271,267   $250,072   $326,663     $310,320    $120,427    $118,637
                                                      ========   ========   ========     ========    ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     5,559      9,103      4,077        7,397       1,640       4,596
  Shares Issued in Lieu of Cash Distributions.......       256        133        525          561         299         123
  Shares Redeemed...................................    (3,530)    (3,694)    (2,315)      (3,799)     (1,410)     (2,112)
                                                      --------   --------   --------     --------    --------    --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     2,285      5,542      2,287        4,159         529       2,607
                                                      ========   ========   ========     ========    ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................  $  1,348   $  2,044   $    (41)    $  3,474    $    527    $  1,742

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA VA GLOBAL MODERATE VA EQUITY ALLOCATION
                                                                         ALLOCATION PORTFOLIO        PORTFOLIO
                                                                         --------------------   -------------------
                                                                                                             PERIOD
                                                                                                            JULY 10,
                                                                         SIX MONTHS     YEAR    SIX MONTHS  2017(A)
                                                                            ENDED      ENDED       ENDED       TO
                                                                          APRIL 30,   OCT. 31,   APRIL 30,  OCT. 31,
                                                                            2018        2017       2018       2017
                                                                         -----------  --------  ----------- --------
                                                                         (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................................  $  1,411    $  2,067    $   224   $    54
  Capital Gain Distributions Received from Affiliated Investment
   Companies............................................................       607         425        292        --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................        --          --         --        --
    Affiliated Investment Companies Shares Sold.........................      (153)        411        (27)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares Sold.........................     1,170      15,684        182     1,138
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     3,035      18,587        671     1,192
                                                                          --------    --------    -------   -------
Distributions From:
  Net Investment Income.................................................    (2,374)     (1,956)      (317)       --
  Net Short-Term Gains..................................................       (21)         --         --        --
  Net Long-Term Gains...................................................    (1,029)       (842)        --        --
                                                                          --------    --------    -------   -------
     Total Distributions................................................    (3,424)     (2,798)      (317)       --
                                                                          --------    --------    -------   -------
Capital Share Transactions (1):
  Shares Issued.........................................................    17,790      38,060     12,958    17,711
  Shares Issued in Lieu of Cash Distributions...........................     3,423       2,798        318        --
  Shares Redeemed.......................................................   (15,408)    (36,513)    (1,478)     (116)
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) from Capital Share Transactions............     5,805       4,345     11,798    17,595
                                                                          --------    --------    -------   -------
     Total Increase (Decrease) in Net Assets............................     5,416      20,134     12,152    18,787
NET ASSETS
  Beginning of Period...................................................   136,348     116,214     18,787        --
                                                                          --------    --------    -------   -------
  End of Period.........................................................  $141,764    $136,348    $30,939   $18,787
                                                                          ========    ========    =======   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................     1,383       3,168      1,180     1,764
  Shares Issued in Lieu of Cash Distributions...........................       270         243         29        --
  Shares Redeemed.......................................................    (1,210)     (3,007)      (134)      (11)
                                                                          --------    --------    -------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed............       443         404      1,075     1,753
                                                                          ========    ========    =======   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................................................  $     19    $    982    $   (39)  $    54

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   VA U.S. TARGETED VALUE PORTFOLIO
                                                   ---------------------------------------------------------------  -------------
                                                   SIX MONTHS      YEAR      YEAR       YEAR      YEAR      YEAR    SIX MONTHS
                                                      ENDED       ENDED     ENDED      ENDED     ENDED     ENDED       ENDED
                                                    APRIL 30,    OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,   APRIL 30,
                                                      2018         2017      2016       2015      2014      2013       2018
----------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  20.42     $  17.23  $  17.94  $  19.28   $  17.63  $  12.58   $  26.88
                                                    --------     --------  --------  --------   --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12         0.20      0.21      0.23       0.17      0.19       0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.44         3.86      0.54     (0.44)      1.62      5.05       0.72
                                                    --------     --------  --------  --------   --------  --------   --------
   Total from Investment Operations...............      0.56         4.06      0.75     (0.21)      1.79      5.24       0.98
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.21)       (0.19)    (0.24)    (0.18)     (0.14)    (0.19)     (0.49)
  Net Realized Gains..............................     (1.27)       (0.68)    (1.22)    (0.95)        --        --      (1.07)
                                                    --------     --------  --------  --------   --------  --------   --------
   Total Distributions............................     (1.48)       (0.87)    (1.46)    (1.13)     (0.14)    (0.19)     (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  19.50     $  20.42  $  17.23  $  17.94   $  19.28  $  17.63   $  26.30
=================================================  ===========   ========  ========  ========   ========  ========  ===========
Total Return......................................      2.90%(D)    23.81%     4.87%    (0.80)%    10.19%    42.19%      3.66%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $342,524     $326,805  $247,103  $190,237   $206,769  $161,321   $435,708
Ratio of Expenses to Average Net Assets...........      0.37%(E)     0.37%     0.38%     0.39%      0.37%     0.39%      0.26%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.20%(E)     1.05%     1.25%     1.27%      0.93%     1.28%      1.95%(E)
Portfolio Turnover Rate...........................        13%(D)       28%       33%       33%        21%       15%         5%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                       VA U.S. LARGE VALUE PORTFOLIO
                                                   -------------------------------------------------
                                                     YEAR      YEAR      YEAR      YEAR      YEAR
                                                    ENDED     ENDED     ENDED     ENDED     ENDED
                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                     2017      2016      2015      2014      2013
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  22.22  $  22.83  $  23.47  $  22.58  $  16.90
                                                   --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.51      0.48      0.46      0.39      0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     4.76      0.43     (0.24)     2.67      5.64
                                                   --------  --------  --------  --------  --------
   Total from Investment Operations...............     5.27      0.91      0.22      3.06      5.99
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.44)    (0.47)    (0.43)    (0.32)    (0.31)
  Net Realized Gains..............................    (0.17)    (1.05)    (0.43)    (1.85)       --
                                                   --------  --------  --------  --------  --------
   Total Distributions............................    (0.61)    (1.52)    (0.86)    (2.17)    (0.31)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  26.88  $  22.22  $  22.83  $  23.47  $  22.58
=================================================  ========  ========  ========  ========  ========
Total Return......................................    24.05%     4.52%     1.07%    14.73%    36.04%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $374,564  $270,245  $232,569  $258,705  $200,123
Ratio of Expenses to Average Net Assets...........     0.27%     0.27%     0.29%     0.27%     0.28%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.02%     2.25%     2.00%     1.71%     1.78%
Portfolio Turnover Rate...........................       18%       15%       31%       19%       29%
----------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                VA INTERNATIONAL VALUE PORTFOLIO
                                ----------------------------------------------------------------  -------------
                                SIX MONTHS      YEAR      YEAR       YEAR       YEAR      YEAR    SIX MONTHS
                                   ENDED       ENDED     ENDED      ENDED      ENDED     ENDED       ENDED
                                 APRIL 30,    OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   APRIL 30,
                                   2018         2017      2016       2015       2014      2013       2018
----------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  13.57     $  11.08  $  11.44  $  12.74   $  13.22   $  10.82   $  14.30
                                 --------     --------  --------  --------   --------   --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.21         0.38      0.36      0.37       0.55       0.34       0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.43         2.46     (0.36)    (1.17)     (0.71)      2.41       0.37
                                 --------     --------  --------  --------   --------   --------   --------
   Total from Investment
    Operations.................      0.64         2.84        --     (0.80)     (0.16)      2.75       0.51
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.37)       (0.35)    (0.36)    (0.50)     (0.32)     (0.35)     (0.34)
 Net Realized Gains............        --           --        --        --         --         --      (0.37)
                                 --------     --------  --------  --------   --------   --------   --------
   Total Distributions.........     (0.37)       (0.35)    (0.36)    (0.50)     (0.32)     (0.35)     (0.71)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  13.84     $  13.57  $  11.08  $  11.44   $  12.74   $  13.22   $  14.10
==============================  ===========   ========  ========  ========   ========   ========  ===========
Total Return...................      4.83%(D)    26.32%     0.19%    (6.26)%    (1.16)%    26.10%      3.80%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $292,455     $252,128  $179,768  $155,251   $164,973   $137,908   $241,831
Ratio of Expenses to Average
 Net Assets....................      0.43%(E)     0.44%     0.46%     0.47%      0.46%      0.47%      0.56%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............      0.43%(E)     0.44%     0.46%     0.47%      0.46%      0.47%      0.56%(E)
Ratio of Net Investment
 Income to Average Net Assets..      3.04%(E)     3.11%     3.46%     3.01%      4.16%      2.90%      1.97%(E)
Portfolio Turnover Rate........         9%(D)       20%       15%       20%        16%        14%         8%(D)
----------------------------------------------------------------------------------------------------------------

                                   VA INTERNATIONAL SMALL PORTFOLIO
                                --------------------------------------------------
                                  YEAR      YEAR      YEAR       YEAR      YEAR
                                 ENDED     ENDED     ENDED      ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                  2017      2016      2015       2014      2013
----------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.65  $  11.67  $  11.83  $  12.55   $  10.02
                                --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................     0.27      0.26      0.25      0.25       0.26
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.74      0.34      0.09     (0.33)      2.69
                                --------  --------  --------  --------   --------
   Total from Investment
    Operations.................     3.01      0.60      0.34     (0.08)      2.95
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.27)    (0.24)    (0.25)    (0.27)     (0.25)
 Net Realized Gains............    (0.09)    (0.38)    (0.25)    (0.37)     (0.17)
                                --------  --------  --------  --------   --------
   Total Distributions.........    (0.36)    (0.62)    (0.50)    (0.64)     (0.42)
----------------------------------------------------------------------------------
Net Asset Value, End of Period. $  14.30  $  11.65  $  11.67  $  11.83   $  12.55
==============================  ========  ========  ========  ========   ========
Total Return...................    26.73%     5.54%     3.28%    (0.59)%    30.50%
----------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $227,185  $151,209  $127,813  $135,499   $119,927
Ratio of Expenses to Average
 Net Assets....................     0.57%     0.60%     0.61%     0.59%      0.65%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............     0.57%     0.60%     0.61%     0.59%      0.65%
Ratio of Net Investment
 Income to Average Net Assets..     2.10%     2.29%     2.13%     1.99%      2.36%
Portfolio Turnover Rate........       12%       12%       25%        8%        12%
----------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 VA SHORT-TERM FIXED PORTFOLIO
                                --------------------------------------------------------------  --------------
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR     SIX MONTHS
                                   ENDED       ENDED     ENDED     ENDED     ENDED     ENDED        ENDED
                                 APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    APRIL 30,
                                   2018         2017      2016      2015      2014      2013        2018
---------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.27     $  10.25  $  10.23  $  10.22  $  10.23  $  10.26   $  10.86
                                 --------     --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.07         0.11      0.07      0.03      0.02      0.03       0.07
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.06)       (0.02)    (0.01)     0.01      0.01        --      (0.15)
                                 --------     --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations.................      0.01         0.09      0.06      0.04      0.03      0.03      (0.08)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.10)       (0.07)    (0.03)    (0.02)    (0.03)    (0.04)     (0.19)
 Net Realized Gains............        --           --     (0.01)    (0.01)    (0.01)    (0.02)     (0.01)
                                 --------     --------  --------  --------  --------  --------   --------
   Total Distributions.........     (0.10)       (0.07)    (0.04)    (0.03)    (0.04)    (0.06)     (0.20)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  10.18     $  10.27  $  10.25  $  10.23  $  10.22  $  10.23   $  10.58
==============================  ===========   ========  ========  ========  ========  ========  ===========
Total Return...................      0.15%(D)     0.89%     0.60%     0.34%     0.25%     0.35%     (0.80)%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $271,267     $250,072  $192,872  $186,794  $189,716  $137,906   $326,663
Ratio of Expenses to Average
 Net Assets....................      0.26%(E)     0.27%     0.27%     0.28%     0.27%     0.29%      0.23%(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............      0.26%(E)     0.27%     0.27%     0.28%     0.27%       --%      0.23%(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.45%(E)     1.05%     0.65%     0.28%     0.20%     0.32%      1.26%(E)
Portfolio Turnover Rate........        33%(D)       86%       50%      105%       70%       55%        29%(D)
---------------------------------------------------------------------------------------------------------------

                                      VA GLOBAL BOND PORTFOLIO
                                -------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2017      2016      2015      2014      2013
---------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.00  $  10.93  $  10.92  $  10.92  $  11.18
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................     0.18      0.18      0.17      0.15      0.11
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (0.08)     0.11      0.09      0.05     (0.04)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     0.10      0.29      0.26      0.20      0.07
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.18)    (0.17)    (0.23)    (0.05)    (0.18)
 Net Realized Gains............    (0.06)    (0.05)    (0.02)    (0.15)    (0.15)
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.24)    (0.22)    (0.25)    (0.20)    (0.33)
---------------------------------------------------------------------------------
Net Asset Value, End of Period. $  10.86  $  11.00  $  10.93  $  10.92  $  10.92
==============================  ========  ========  ========  ========  ========
Total Return...................     1.00%     2.68%     2.40%     1.90%     0.63%
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $310,320  $268,729  $235,082  $207,021  $167,293
Ratio of Expenses to Average
 Net Assets....................     0.24%     0.24%     0.26%     0.25%     0.27%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)..............     0.24%     0.24%     0.26%     0.25%     0.27%
Ratio of Net Investment
 Income to Average Net Assets..     1.66%     1.63%     1.61%     1.37%     1.04%
Portfolio Turnover Rate........       67%       47%       54%       75%       73%
---------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
                                -------------------------------------------
                                                                       PERIOD
                                 SIX MONTHS       YEAR      YEAR      MAY 29,
                                    ENDED        ENDED     ENDED     2015(A) TO
                                  APRIL 30,     OCT. 31,  OCT. 31,    OCT. 31,
                                    2018          2017      2016        2015
-----------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  10.14      $  10.30   $  9.77   $ 10.00
                                 --------      --------   -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.14          0.19      0.17      0.05
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     (0.19)        (0.22)     0.39     (0.28)
                                 --------      --------   -------   -------
   Total from Investment
    Operations.................     (0.05)        (0.03)     0.56     (0.23)
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.25)        (0.12)    (0.03)       --
 Net Realized Gains............        --         (0.01)       --        --
                                 --------      --------   -------   -------
   Total Distributions.........     (0.25)        (0.13)    (0.03)       --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period.  $   9.84      $  10.14   $ 10.30   $  9.77
==============================  ===========    ========   ======== ==========
Total Return...................     (0.49)%(D)    (0.25)%    5.79%    (2.30)%(D)
-----------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $120,427      $118,637   $93,698   $16,379
Ratio of Expenses to Average
 Net Assets (B)................      0.11%(E)      0.15%     0.18%     0.18%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.11%(E)      0.12%     0.19%     0.88%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      2.94%(E)      1.92%     1.72%     1.29%(C)(E)
Portfolio Turnover Rate........        20%(D)        25%       21%        4%(D)
-----------------------------------------------------------------------------------

                                            DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                -------------------------------------------------------------
                                                                                         PERIOD
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR      APRIL 8,
                                   ENDED       ENDED     ENDED     ENDED     ENDED     2013(A) TO
                                 APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                   2018         2017      2016      2015      2014        2013
----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
 Period........................  $  12.78     $  11.32  $  11.12  $ 11.37   $ 10.91   $ 10.00
                                 --------     --------  --------  -------   -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................      0.13         0.19      0.17     0.18      0.14      0.07
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.16         1.53      0.20    (0.22)     0.49      0.84
                                 --------     --------  --------  -------   -------   -------
   Total from Investment
    Operations.................      0.29         1.72      0.37    (0.04)     0.63      0.91
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.22)       (0.18)    (0.15)   (0.17)    (0.14)       --
 Net Realized Gains............     (0.10)       (0.08)    (0.02)   (0.04)    (0.03)       --
                                 --------     --------  --------  -------   -------   -------
   Total Distributions.........     (0.32)       (0.26)    (0.17)   (0.21)    (0.17)       --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.  $  12.75     $  12.78  $  11.32  $ 11.12   $ 11.37   $ 10.91
==============================  ===========   ========  ========  ========  ======== ==========
Total Return...................      2.24%(D)    15.50%     3.44%   (0.23)%    5.87%     9.10%(D)
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $141,764     $136,348  $116,214  $98,887   $64,997   $40,483
Ratio of Expenses to Average
 Net Assets (B)................      0.40%(E)     0.40%     0.40%    0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....      0.50%(E)     0.51%     0.52%    0.54%     0.66%     0.93%(C)(E)
Ratio of Net Investment
 Income to Average Net Assets..      1.98%(E)     1.56%     1.54%    1.56%     1.27%     1.12%(C)(E)
Portfolio Turnover Rate........       N/A          N/A       N/A      N/A       N/A       N/A
----------------------------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  VA EQUITY ALLOCATION PORTFOLIO
                                                                  ----------------------
                                                                                     PERIOD
                                                                  SIX MONTHS        JULY 10,
                                                                     ENDED         2017(A) TO
                                                                   APRIL 30,        OCT. 31,
                                                                     2018             2017
------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period.............................   $ 10.72       $ 10.00
                                                                    -------       -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................      0.10          0.03
 Net Gains (Losses) on Securities (Realized and Unrealized)......      0.27          0.69
                                                                    -------       -------
   Total from Investment Operations..............................      0.37          0.72
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................     (0.15)           --
 Net Realized Gains..............................................        --            --
                                                                    -------       -------
   Total Distributions...........................................     (0.15)           --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................   $ 10.94       $ 10.72
================================================================  ===========    ==========
Total Return.....................................................      3.50%(D)      7.20%(D)
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................   $30,939       $18,787
Ratio of Expenses to Average Net Assets..........................      0.40%(E)      0.32%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)...........................................      0.64%(E)      0.66%(C)(E)
Ratio of Net Investment Income to Average Net Assets.............      1.80%(E)      0.99%(C)(E)
------------------------------------------------------------------------------------------------

See Page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the "Portfolios") are included in this report. The remaining ninety-three are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (each, a "Fund of Funds") invest in other portfolios within the Fund and Dimensional Investment Group Inc. ("DIG") (the "Underlying Funds").

   At April 30, 2018, each Fund of Fund was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                          PERCENTAGE
                                                                                           OWNERSHIP
FUND OF FUNDS                                UNDERLYING FUNDS                            AT 04/30/2018
-------------                                ----------------                            -------------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 1 Portfolio                     --
                                             U.S. Core Equity 2 Portfolio                     --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
                                             DFA Two-Year Global Fixed Income Portfolio       --
                                             DFA Selectively Hedged Global Fixed Income       2%
                                               Portfolio
                                             VA U.S. Large Value Portfolio                    1%
                                             VA International Value Portfolio                 1%
                                             DFA Real Estate Securities Portfolio             --
                                             VA Short-Term Fixed Portfolio                    3%
                                             VA Global Bond Portfolio                         5%

VA Equity Allocation Portfolio               U.S. Core Equity 1 Portfolio                     --
                                             DFA Real Estate Securities Portfolio             --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
                                             VA U.S. Large Value Portfolio                    --
                                             VA U.S. Targeted Value Portfolio                 1%
                                             U.S. Large Company Portfolio                     --
                                             VA International Value Portfolio                 --
                                             VA International Small Portfolio                 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios' are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    VA U.S. Targeted Value Portfolio. 0.35%
                    VA U.S. Large Value Portfolio.... 0.25%
                    VA International Value Portfolio. 0.40%
                    VA International Small Portfolio. 0.50%
                    VA Short-Term Fixed Portfolio.... 0.25%

              VA Global Bond Portfolio..................... 0.22%*
              VIT Inflation-Protected Securities Portfolio. 0.10%
              DFA VA Global Moderate Allocation Portfolio.. 0.25%
              VA Equity Allocation Portfolio............... 0.30%

* The VA Global Bond Portfolio's investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended
April 30, 2018, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis. Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2018, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   PREVIOUSLY       NET WAIVED FEES/
                                                   RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                     EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                    LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES            AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------          ---------- ---------------- ----------------- ---------------------
VIT Inflation-Protected Securities
  Portfolio (1)....................    0.18%          --                --                  --
DFA VA Global Moderate
  Allocation Portfolio (2).........    0.40%          --              $399                 $71
VA Equity Allocation
  Portfolio (3)....................    0.40%          --                35                  59

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2018, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  VA International Value Portfolio.     $3
                  VA International Small Portfolio.      2
                  VA Global Bond Portfolio.........      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2018, the total related amounts paid by the Fund to the CCO were $158 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              VA U.S. Targeted Value Portfolio................ $ 7
              VA U.S. Large Value Portfolio...................   9
              VA International Value Portfolio................   6
              VA International Small Portfolio................   5
              VA Short-Term Fixed Portfolio...................   7
              VA Global Bond Portfolio........................   8
              VIT Inflation -- Protected Securities Portfolio.   1
              DFA VA Global Moderate Allocation Portfolio.....   2
              VA Equity Allocation Portfolio..................  --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                                 U.S. GOVERNMENT  OTHER INVESTMENT
                                                   SECURITIES        SECURITIES
                                                ----------------- -----------------
                                                PURCHASES  SALES  PURCHASES  SALES
                                                --------- ------- --------- -------
VA U.S. Targeted Value Portfolio...............       --       -- $ 59,354  $46,368
VA U.S. Large Value Portfolio..................       --       --   72,834   20,133
VA International Value Portfolio...............       --       --   57,194   25,680
VA International Small Portfolio...............       --       --   28,396   18,932
VA Short-Term Fixed Portfolio..................  $32,729  $22,920   68,605   59,744
VA Global Bond Portfolio.......................       --       --  109,641   91,875
VIT Inflation - Protected Securities Portfolio.   27,312   24,366       --       --

   For the six months ended April 30, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                         NET REALIZED
                                                         GAIN/(LOSS)                                         DIVIDEND
                                                         ON SALES OF    CHANGE IN                           INCOME FROM
                                                PROCEEDS  AFFILIATED   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                          ---------- --------- -------- ------------ ------------- ---------- ------------ -----------
VA U.S. TARGETED VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $35,980    $55,906  $67,178      $(2)          $(1)      $24,705      2,135        $ --
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $35,980    $55,906  $67,178      $(2)          $(1)      $24,705      2,135        $ --
                            =======    =======  =======      ===           ===       =======      =====        ====

VA U.S. LARGE VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 4,502    $39,656  $38,951      $(1)          $--       $ 5,206        450        $ 45
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $ 4,502    $39,656  $38,951      $(1)          $--       $ 5,206        450        $ 45
                            =======    =======  =======      ===           ===       =======      =====        ====

VA INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................  $10,774    $96,227  $83,530      $(3)          $ 2       $23,470      2,028        $158
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $10,774    $96,227  $83,530      $(3)          $ 2       $23,470      2,028        $158
                            =======    =======  =======      ===           ===       =======      =====        ====

VA INTERNATIONAL SMALL PORTFOLIO
DFA Short Term Investment
 Fund.....................  $19,690    $26,406  $23,920      $(2)          $(1)      $22,173      1,916        $167
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $19,690    $26,406  $23,920      $(2)          $(1)      $22,173      1,916        $167
                            =======    =======  =======      ===           ===       =======      =====        ====

VA SHORT-TERM FIXED PORTFOLIO
DFA Short Term Investment
 Fund.....................  $11,107    $15,948  $25,437      $(1)          $--       $ 1,617        140        $ 43
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $11,107    $15,948  $25,437      $(1)          $--       $ 1,617        140        $ 43
                            =======    =======  =======      ===           ===       =======      =====        ====

VA GLOBAL BOND PORTFOLIO
DFA Short Term Investment
 Fund.....................  $ 1,543    $38,946  $37,318      $(2)          $--       $ 3,169        274        $ 32
                            -------    -------  -------      ---           ---       -------      -----        ----
TOTAL.....................  $ 1,543    $38,946  $37,318      $(2)          $--       $ 3,169        274        $ 32
                            =======    =======  =======      ===           ===       =======      =====        ====

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
                             COMPANIES
-                          -------------
VA U.S. TARGETED VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA U.S. LARGE VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund.....................      $--
                                ---
TOTAL.....................      $--
                                ===

VA INTERNATIONAL SMALL PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA SHORT-TERM FIXED PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

VA GLOBAL BOND PORTFOLIO
DFA Short Term Investment
 Fund.....................       --
                                ---
TOTAL.....................       --
                                ===

                                                            NET REALIZED
                                                            GAIN/(LOSS)                                         DIVIDEND
                                                            ON SALES OF    CHANGE IN                           INCOME FROM
                                                   PROCEEDS  AFFILIATED   UNREALIZED                           AFFILIATED
                              BALANCE AT PURCHASES   FROM    INVESTMENT  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                               10/31/17   AT COST   SALES    COMPANIES   DEPRECIATION   04/30/18    04/30/18    COMPANIES
-                             ---------- --------- -------- ------------ ------------- ---------- ------------ -----------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
U.S. Core Equity 2
 Portfolio...................  $ 40,630   $ 4,758  $ 4,061     $   6        $  826      $ 42,159     1,977       $  308
International Core Equity
 Portfolio...................    19,237     1,813    1,863        14           509        19,710     1,349          169
DFA Selectively Hedged
 Global Fixed Income
 Portfolio...................    16,992     2,910    1,799      (110)         (179)       17,814     1,875          301
VA Global Bond Portfolio.....    17,041     3,095    1,866       (45)         (411)       17,814     1,684          301
U.S. Core Equity 1
 Portfolio...................    14,521     1,352    1,187        (4)          413        15,095       667          110
Emerging Markets Core
 Equity Portfolio............     6,978       755      535         1           288         7,487       321           43
DFA Two-Year Global Fixed
 Income Portfolio............     6,807     1,020      621        (7)          (63)        7,136       722           65
VA Short-Term Fixed
 Portfolio...................     6,801     1,016      621        (5)          (55)        7,136       701           72
VA U.S. Large Value
 Portfolio...................     2,906       415      242        (2)          (63)        3,014       115           53
VA International Value
 Portfolio...................     2,147       226      211         7            39         2,208       160           59
DFA Real Estate Securities
 Portfolio...................     2,242       143       96        (8)         (134)        2,147        65           45
                               --------   -------  -------     -----        ------      --------     -----       ------
TOTAL........................  $136,302   $17,503  $13,102     $(153)       $1,170      $141,720     9,636       $1,526
                               ========   =======  =======     =====        ======      ========     =====       ======

VA EQUITY ALLOCATION PORTFOLIO
U.S. Core Equity 1 Portfolio
 of..........................  $  4,917   $ 3,304  $   212     $  (6)       $  119      $  8,122       359       $   46
U.S. Large Company
 Portfolio...................     3,940     2,693      190        (5)           82         6,520       317           44
International Core Equity
 Portfolio...................     2,937     1,901      141        (4)          102         4,795       328           30
VA U.S. Targeted Value
 Portfolio...................     2,208     1,649       94        (4)         (118)        3,641       187           27
Emerging Markets Core
 Equity Portfolio............     1,480     1,046       69        (2)           65         2,520       108           10
VA U.S. Large Value
 Portfolio...................     1,225       879       43        (2)          (44)        2,015        77           26
VA International Small
 Portfolio...................       905       624       43        (1)          (11)        1,474       105           25
VA International Value
 Portfolio...................       680       434       31        (1)           21         1,103        80           22
DFA Real Estate Securities
 Portfolio...................       473       308       19        (2)          (34)          726        22           12
                               --------   -------  -------     -----        ------      --------     -----       ------
TOTAL........................  $ 18,765   $12,838  $   842     $ (27)       $  182      $ 30,916     1,583       $  242
                               ========   =======  =======     =====        ======      ========     =====       ======

                              CAPITAL GAIN
                              DISTRIBUTIONS
                                  FROM
                               AFFILIATED
                               INVESTMENT
                                COMPANIES
-                             -------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
U.S. Core Equity 2
 Portfolio...................     $394
International Core Equity
 Portfolio...................       --
DFA Selectively Hedged
 Global Fixed Income
 Portfolio...................       --
VA Global Bond Portfolio.....        8
U.S. Core Equity 1
 Portfolio...................       83
Emerging Markets Core
 Equity Portfolio............       --
DFA Two-Year Global Fixed
 Income Portfolio............       --
VA Short-Term Fixed
 Portfolio...................       --
VA U.S. Large Value
 Portfolio...................      115
VA International Value
 Portfolio...................       --
DFA Real Estate Securities
 Portfolio...................        7
                                  ----
TOTAL........................     $607
                                  ====

VA EQUITY ALLOCATION PORTFOLIO
U.S. Core Equity 1 Portfolio
 of..........................     $ 32
U.S. Large Company
 Portfolio...................       13
International Core Equity
 Portfolio...................       --
VA U.S. Targeted Value
 Portfolio...................      161
Emerging Markets Core
 Equity Portfolio............       --
VA U.S. Large Value
 Portfolio...................       56
VA International Small
 Portfolio...................       28
VA International Value
 Portfolio...................       --
DFA Real Estate Securities
 Portfolio...................        2
                                  ----
TOTAL........................     $292
                                  ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   INCREASE       INCREASE
                                                                  (DECREASE)     (DECREASE)
                                                   INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                  (DECREASE)    NET INVESTMENT  NET REALIZED
                                                PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                --------------- -------------- --------------
VA U.S. Targeted Value Portfolio...............          --         $  16          $  (16)
VA U.S. Large Value Portfolio..................          --            --              --
VA International Value Portfolio...............     $(2,412)           --           2,412
VA International Small Portfolio...............          --           171            (171)
VA Short-Term Fixed Portfolio..................          --            --              --
VA Global Bond Portfolio.......................          --          (482)            482
VIT Inflation - Protected Securities Portfolio.          --           104            (104)
DFA VA Global Moderate Allocation Portfolio....          --             2              (2)
VA Equity Allocation Portfolio.................          --            --              --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM
                                                CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2016...........................................     $4,936        $10,897    $15,833
2017...........................................      4,050          8,434     12,484
VA U.S. Large Value Portfolio
2016...........................................      4,847         10,777     15,624
2017...........................................      5,468          2,110      7,578
VA International Value Portfolio
2016...........................................      4,932             --      4,932
2017...........................................      5,740             --      5,740
VA International Small Portfolio
2016...........................................      2,921          3,999      6,920
2017...........................................      4,590            293      4,883
VA Short-Term Fixed Portfolio
2016...........................................        702             45        747
2017...........................................      1,351             --      1,351
VA Global Bond Portfolio
2016...........................................      3,881            786      4,667
2017...........................................      4,711          1,280      5,991
VIT Inflation - Protected Securities Portfolio
2016...........................................         55             --         55
2017...........................................      1,195             10      1,205
DFA VA Global Moderate Allocation Portfolio
2016...........................................      1,376            196      1,572
2017...........................................      1,956            842      2,798
VA Equity Allocation Portfolio
2017...........................................         --             --         --

   VA Equity Allocation Portfolio commenced operations on July 10, 2017 and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio......     $9,264        $14,148            --       $46,532       $ 69,944
VA U.S. Large Value Portfolio.........      6,582         14,206            --        99,227        120,015
VA International Value Portfolio......      6,442             --       $(5,191)       25,534         26,785
VA International Small Portfolio......      5,942          5,190            --        34,585         45,717
VA Short-Term Fixed Portfolio.........      2,051             --           (93)         (296)         1,662
VA Global Bond Portfolio..............      4,744            150            --          (624)         4,270
VIT Inflation -- Protected Securities
  Portfolio...........................      1,743             --          (158)         (977)           608
DFA VA Global Moderate Allocation
  Portfolio...........................      1,004          1,029            --        19,490         21,523
VA Equity Allocation Portfolio........         54             --            --         1,137          1,191

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                        UNLIMITED TOTAL
                                                        --------- ------
       VA U.S. Targeted Value Portfolio................      --       --
       VA U.S. Large Value Portfolio...................      --       --
       VA International Value Portfolio................  $5,191   $5,191
       VA International Small Portfolio................      --       --
       VA Short-Term Fixed Portfolio...................      93       93
       VA Global Bond Portfolio........................      --       --
       VIT Inflation -- Protected Securities Portfolio.     158      158
       DFA VA Global Moderate Allocation Portfolio.....      --       --
       VA Equity Allocation Portfolio..................      --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                    VA International Value Portfolio. $1,845

   At April 30, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                                FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............... $326,729   $ 70,361     $(28,826)     $ 41,535
VA U.S. Large Value Portfolio..................  338,233    113,104      (10,860)      102,244
VA International Value Portfolio...............  284,987     40,160      (11,361)       28,799
VA International Small Portfolio...............  227,541     59,030      (23,684)       35,346
VA Short-Term Fixed Portfolio..................  273,645         28       (1,466)       (1,438)
VA Global Bond Portfolio.......................  328,185      3,405       (6,437)       (3,032)
VIT Inflation - Protected Securities Portfolio.  122,958         --       (2,824)       (2,824)
DFA VA Global Moderate Allocation Portfolio....  121,060     21,208         (548)       20,660
VA Equity Allocation Portfolio.................   29,596      1,343          (23)        1,320

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

   2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: The VA International Value Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The VA International Value Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

   Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2018 (amounts in thousands):

                                                 FORWARD
                                                CURRENCY
                                                CONTRACTS
                                                ---------
                      VA Global Bond Portfolio.  151,260

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of April 30, 2018:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2018 (amounts in thousands):

                                         ASSET DERIVATIVES VALUE
                                         ------------------------
                                          TOTAL VALUE    FORWARD
                                               AT       CURRENCY
                                         APRIL 30, 2018 CONTRACTS
                                         -------------- ---------
               VA Global Bond Portfolio.     $2,958      $2,958

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2018:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Forward Currency Contracts  Net Realized Gain (Loss) on: Forward Currency Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2018 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                               DERIVATIVES
                                            ----------------------
                                                        FORWARD
                                                       CURRENCY
                                             TOTAL     CONTRACTS
                                             ------    ---------
                  VA Global Bond Portfolio.   (788)     $ (788)

                                            CHANGE IN UNREALIZED
                                              APPRECIATION
                                            (DEPRECIATION) ON
                                               DERIVATIVES
                                            ----------------------
                                                        FORWARD
                                                       CURRENCY
                                             TOTAL     CONTRACTS
                                             ------    ---------
                  VA Global Bond Portfolio. $1,649      $1,649

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2018 (Amounts in thousands):

                             NET                                                   NET
                           AMOUNTS                                               AMOUNTS
                             OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                           ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                          PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
              AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
              RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                     ASSETS                                             LIABILITIES
              ---------------------------------------------------- -----------------------------------------------------
VA GLOBAL
 BOND
 PORTFOLIO
Citibank,
 N.A.........   $   10     $   10        --          --     $   10     --          --          --          --       --
JP Morgan....      651        651        --          --        651     --          --          --          --       --
State Street
 Bank and
 Trust.......    1,825      1,825        --          --      1,825     --          --          --          --       --
UBS AG.......      472        472        --          --        472     --          --          --          --       --
                ------     ------        --          --     ------     --          --          --          --       --
                $2,958     $2,958        --          --     $2,958     --          --          --          --       --
                ======     ======        ==          ==     ======     ==          ==          ==          ==       ==

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the six months ended April 30, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     2.30%        $2,221         14        $ 2        $12,812
VA U.S. Large Value Portfolio.....     2.17%           579         14         --          2,019
VA International Value Portfolio..     2.17%            70          3         --             70
VA International Small Portfolio..     2.02%         1,189          8          1          3,767
DFA VA Global Moderate Allocation
  Portfolio.......................     2.23%           846         14          1          8,614
VA Equity Allocation Portfolio....     2.11%           109         13         --            441

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2018, that each Portfolio's available line of credit was utilized.

   At April 30, 2018, the VA International Small Portfolio had loans outstanding in the amount of $785 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2018.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

    PORTFOLIO                         PURCHASES SALES  REALIZED GAIN (LOSS)
    ---------                         --------- ------ --------------------
    VA U.S. Targeted Value Portfolio.  $5,381   $7,743        $1,311
    VA U.S. Large Value Portfolio....   5,911      969           (36)
    VA International Value Portfolio.   2,943    1,851           144
    VA International Small Portfolio.   2,188    1,376           480

J. SECURITIES LENDING:

   As of April 30, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET
                                                     VALUE
                                                     -------
                   VA U.S. Targeted Value Portfolio. $18,180
                   VA U.S. Large Value Portfolio....   3,741
                   VA International Value Portfolio.   2,833
                   VA International Small Portfolio.   3,147

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF APRIL 30, 2018
                                    --------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS VA
U.S. TARGETED VALUE PORTFOLIO
Common Stocks......................  $24,705,109     --         --         --    $24,705,109
VA U.S. LARGE VALUE PORTFOLIO
Common Stocks......................    5,206,122     --         --         --      5,206,122

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF APRIL 30, 2018
                                  --------------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                  ------------- -------- ------------ -------- -----------
VA INTERNATIONAL VALUE PORTFOLIO
Common Stocks....................  $23,469,656     --         --         --    $23,469,656
VA INTERNATIONAL SMALL PORTFOLIO
Common Stocks....................   22,172,602     --         --         --     22,172,602
VA SHORT-TERM FIXED PORTFOLIO
Bonds............................    1,617,062     --         --         --      1,617,062
VA GLOBAL BOND PORTFOLIO
Bonds............................    3,168,978     --         --         --      3,168,978

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

M. OTHER:

   At April 30, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
  VA U.S. Targeted Value Portfolio...............      4             67%
  VA U.S. Large Value Portfolio..................      4             67%
  VA International Value Portfolio...............      5             78%
  VA International Small Portfolio...............      5             73%
  VA Short-Term Fixed Portfolio..................      5             81%
  VA Global Bond Portfolio.......................      5             80%
  VIT Inflation - Protected Securities Portfolio.      4             91%
  DFA VA Global Moderate Allocation Portfolio....      5             92%
  VA Equity Allocation Portfolio.................      3            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                 ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                              --------------------------------------------------
                                              NET INCOME FOR THE
                                                  CURRENT OR        ACCUMULATED
                                               PRECEDING FISCAL  UNDISTRIBUTED NET
                                                  YEAR, AND       PROFITS FROM THE     PAID-IN
                                                 ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                              UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                                      INCOME           PROPERTIES        SOURCE
--------------                                ------------------ ------------------ -------------
VA U.S. Large Value Portfolio
   December 14, 2017.........................         97%                0%               3%
VA U.S. Targeted Value Portfolio
   December 14, 2017.........................         94%                0%               6%
VA International Value Portfolio
   December 14, 2017.........................         91%                0%               9%
VA International Small Portfolio
   December 14, 2017.........................         59%                0%              41%
VA Short-Term Fixed Portfolio
   December 14, 2017.........................         94%                0%               6%
VA Global Bond Portfolio
   December 14, 2017.........................         73%                0%              27%
VIT Inflation-Protected Securities Portfolio
   December 14, 2017.........................         79%                0%              21%
DFA VA Global Moderate Allocation Portfolio
   December 15, 2017.........................         99%                0%               1%
VA Equity Allocation Portfolio
   December 15, 2017.........................         81%                0%              19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2017 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043018-004S
 [LOGO]                                                              00211524

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.EXHIBITS.

 (a)(1)This item is not applicable.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: August 31, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive
     Officer
     DFA Investment Dimensions Group Inc.

Date: August 31, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive
     Officer
     DFA Investment Dimensions Group Inc.

Date: August 31, 2018

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: August 31, 2018